Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of 2 related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	October 31, 2008

Date of reporting period:	October 31, 2008

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Principal Money Market Fund

Annual Report

October 31, 2008

Letter from the President	1
Money Market Fund Performance and Investment Overview	2
Shareholder Expense Example	4
Financial Statements	5
Notes to Financial Statements	8
Schedule of Investments	12
Financial Highlights	18
Report of Registered Independent Public Accounting Firm	19
Supplemental Information	20

Not FDIC Insured

May Lose Value • Not a Deposit • No Bank Guarantee Not Insured by any Federal Government Agency

Nora Everett was named president of Principal Funds effective

March 1, 2008. Nora was formerly senior vice president and

deputy general counsel at The Principal, and has a background in investments, regulation, and acquisitions.

Dear Shareholder,

By historical standards, the past fiscal year was an exceptional period for the world’s financial markets. Buffeted by an extended period of market volatility and unprecedented disruptions in the credit markets, the S&P 500 declined 36.10% for the period, while the Barclays Capital Aggregate Bond Index closed the period with a gain of 0.30% .1

Yet while the markets suffered from extreme volatility and the traditional relationships between stock and bond prices were disrupted, our funds weathered this difficult environment. During this market period, 25 of our 49 retail funds outpaced either their benchmarks or their Morningstar peer group, and 13 of our funds beat both of these key measures.2 This illustrates the benefits of our extensive research capabilities and investment approach, which are founded on disciplined investing, active management, and adhering to investment fundamentals regardless of market conditions.

Market Declines and Recoveries

Over the past year, the market environment presented challenges for managing financial assets and planning for our financial futures. As the year unfolded, it became clear we were in a significant bear market that did not reward investors and made many nervous enough to question their overall investment strategies.

This is entirely natural. Understandably, people will question their beliefs during these difficult times. Since 1919, there have been 16 economic contractions in the U.S., averaging 13 months in length.3 However, history has shown that the worst 12-month stock market declines have historically been followed by periods of even greater recovery.4 While this may not always happen, market cycles are an inherent part of investing.

Although it is difficult to predict the length of any particular market cycle, we encourage investors to continue to follow some time-tested principles, including the need for diversification and maintaining a long-term investment perspective. As we have cited in the past, numerous studies have found that asset allocation — the mix of asset classes you select — is the most important factor in determining the variability of investment returns in your portfolio’s performance.5

Investing in multiple asset classes and investment styles affects both investment returns and risk management. When a diversified portfolio is carefully constructed, it can provide a cushion against volatile markets and prices. This remains as true today as ever before. It also helps explain why our target-date Principal LifeTime Funds and target-risk Strategic Asset Management (SAM) Portfolios continue to remain popular choices for investors seeking wider diversification.

While these are challenging times, you do not have to make difficult investing choices alone. We encourage you to meet with your financial professional, who can provide the advice you need to help meet your financial goals. We also have developed a series of educational materials on market volatility and the benefits of disciplined investing, which are available in the Resources section of our Web site, principalfunds.com.

As this letter is being written, it is evident we have entered a recession which may, or may not, last longer than average. Yet regardless of the duration, we remain committed to providing you with the highest quality investment management and shareholder services possible.

Thank you for your continued support.

Note: Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is not a guarantee of future results.

1	Based on total return. The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index) is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

2	Based on Class A shares without sales charge.

3	National Bureau of Economic Research.

4	Ibbotson Associates.

5	G.P. Brinson, L.R. Hood, and G.L. Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, January/February 1995.

1

Money Market Fund

Portfolio Managers:

Tracy Reeg
Alice Robertson
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund’s allocation to variable rate demand notes added value during the period.[1] Also, the Fund benefited from having a consistently shorter average-days-to-maturity measurement than did its peers (although the average for the peer group did decline over the period). On a negative note, the prime money market industry saw large outflows in September, resulting from one money market fund falling below $1.00 net asset value per share. Throughout the year, the Fund’s exposures to asset-backed commercial paper and financial credits were adjusted due to the continued stress in the market.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies consistently focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

1	Variable rate demand notes are debt instruments representing borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate.

2

Money Market Fund

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A contingent deferred sales charge may apply as follows: Class J shares: 1% on redemptions made during the first 18 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The 7-day simple yield more closely reflects current Fund earnings than the total return data.

Average Annual Total Returns[2] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class J Shares	Excluding Sales Charge	2.67%	3.65%	2.55%	2.13%	3/1/01	12/6/00
	Including Sales Charge	1.67%	3.65%	2.55%	2.13%

Class S Shares		2.64%	3.71%	2.67%	2.32%	5/1/08	12/6/00

	7-Day	7-Day			Gross/Net
Yields[3] as of October 31, 2008	Simple Yield	Effective Yield	Total Investment Expense		Expense Ratio

Class J Shares	1.56%	1.58%	Class J Shares	As shown in the 2/29/08 prospectus 0.98%
Class S Shares	1.89%	1.91%	Class S Shares	As shown in the 5/1/08 prospectus	0.82%

Fund yields[3] as of 9/30/08:
Class J Shares: 2.26% (7-day simple yield);
2.29% (7-day effective yield)
Class S Shares: 2.27% (7-day simple yield);
2.29% (7-day effective yield)

2	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

3	The 7-day simple yield is calculated based on the income generated by an investment in the fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the fund’s investments is reinvested and compounded.

3

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. October 31, 2008 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses paid			Expenses paid
		Ending	during the		Ending	during the
	Beginning	Account	period May 1,	Beginning	Account	period May 1,
	Account	Value	2008 through	Account	Value	2008 through
	Value May 1,	October 31,	October 31,	Value May 1,	October 31,	October 31,	Annualized
	2008	2008	2008 (a)	2008	2008	2008 (a)	expense ratio

Money Market Fund
Class J	$1,000.00	$1,009.84	$4.34	$1,000.00	$1,020.81	$4.37	0.86
Class S	1,000.00	1,009.81	4.32	1,000.00	1,020.81	4.37	0.86

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

STATEMENT OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC.

	October 31, 2008

		Money Market
Amounts in thousands, except per share amounts		Fund

Investment in securities--at cost		$ 2,805,384

Assets
Investment in securities--at value		$ 2,805,384
Cash		390
Receivables:
Capital Shares sold		4,138
Dividends and interest		1,686
Investment securities sold		7,307
Other assets		27

	Total Assets	2,818,932
Liabilities
Accrued management and investment advisory fees		897
Accrued administrative service fees		38
Accrued distribution fees		484
Accrued service fees		91
Accrued transfer agent fees		510
Accrued directors' expenses		4
Accrued other expenses		103
Payables:
Capital Shares reacquired		8,215

	Total Liabilities	10,342

Net Assets Applicable to Outstanding Shares		$ 2,808,590

Net Assets Consist of:
Capital Shares and additional paid-in-capital		$ 2,812,331
Accumulated undistributed (overdistributed) net realized gain (loss)		(3,741)

	Total Net Assets	$ 2,808,590

Capital Stock (par value: $.01 a share):
Shares authorized		17,575,000
Net Asset Value Per Share:
Class A: Net Assets		$ 775,670
Shares Issued and Outstanding		776,617
Net Asset Value per share		$ 1.00
Maximum Offering Price		$ 1.00

Class B: Net Assets		$ 87,353
Shares Issued and Outstanding		87,423
Net Asset Value per share		$ 1.00 (a)

Class C: Net Assets		$ 42,966
Shares Issued and Outstanding		42,997
Net Asset Value per share		$ 1.00 (a)

Class J: Net Assets		$ 355,746
Shares Issued and Outstanding		356,136
Net Asset Value per share		$ 1.00 (a)

Class S: Net Assets		$ 951,684
Shares Issued and Outstanding		953,071
Net Asset Value per share		$ 1.00

Institutional: Net Assets		$ 276,963
Shares Issued and Outstanding		277,416
Net Asset Value per share		$ 1.00

R-1: Net Assets		$ 11,194
Shares Issued and Outstanding		11,204
Net Asset Value per share		$ 1.00

R-2: Net Assets		$ 32,085
Shares Issued and Outstanding		32,129
Net Asset Value per share		$ 1.00

R-3: Net Assets		$ 85,636
Shares Issued and Outstanding		85,741
Net Asset Value per share		$ 1.00

R-4: Net Assets		$ 30,868
Shares Issued and Outstanding		30,906
Net Asset Value per share		$ 1.00

R-5: Net Assets		$ 158,425
Shares Issued and Outstanding		158,691
Net Asset Value per share		$ 1.00

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

5

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

Amounts in thousands	Money Market Fund

Net Investment Income (Operating Loss)
Income:
Interest	$ 98,160

Total Income	98,160
Expenses:
Management and investment advisory fees	10,671
Distribution fees - Class B	469
Distribution fees - Class C	197
Distribution fees - Class J	617
Distribution fees - Class S	1,273
Distribution fees - R-1	22
Distribution fees - R-2	71
Distribution fees - R-3	148
Distribution fees - R-4	19
Administrative service fees - R-1	18
Administrative service fees - R-2	47
Administrative service fees - R-3	89
Administrative service fees - R-4	24
Administrative service fees - R-5	168
Registration fees - Class A	79
Registration fees - Class B	7
Registration fees - Class C	7
Registration fees - Class J	28
Service fees - Class S	199
Service fees - R-1	16
Service fees - R-2	59
Service fees - R-3	101
Service fees - R-4	28
Service fees - R-5	228
Shareholder reports - Class A	530
Shareholder reports - Class B	5
Shareholder reports - Class C	2
Shareholder reports - Class J	180
Shareholder reports - Class S	150
Transfer agent fees - Class A	1,248
Transfer agent fees - Class B	39
Transfer agent fees - Class J	366
Transfer agent fees - Class S	106
Custodian fees	7
Directors' expenses	77
Professional fees	15
Other expenses	151

Total Expenses	17,461

Net Investment Income (Operating Loss)	80,699

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(3,741)

Net Realized Gain (Loss) on Investments	(3,741)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 76,958

6

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Money Market Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 80,699		$ 98,162
Net realized gain (loss) from investment transactions and foreign currency transactions									(3,741)		–

			Net Increase (Decrease) in Net Assets Resulting from Operations						76,958		98,162

Dividends and Distributions to Shareholders
From net investment income									(80,699)		(98,162)

					Total Dividends and Distributions				(80,699)		(98,162)

Capital Share Transactions
Net increase (decrease) in capital share transactions									270,331		1,848,919

					Total increase (decrease) in net assets				266,590		1,848,919

Net Assets
Beginning of period									2,542,000		693,081

End of period (including undistributed net investment income as set forth below)								$ 2,808,590		$ 2,542,000

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B Class C		Class J	Class S Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share
Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383	$ 101,427	$ 57,949	$ 338,953	$ 1,402,124 $	565,039	$ 29,849	$ 51,998	$ 210,539	$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $	54,158	$ 31,783	$ 169,890	$ 953,071	$ 60,428	$ 7,636	$ 17,142	$ 63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Year Ended October 31, 2007
Dollars:
Sold	$ 1,721,034	$ 23,143	$ 15,879	$ 125,082	N/A $	385,893	$ 36,760	$ 62,497	$ 123,442	$ 97,580	$ 199,900
Issued in acquisitions	1,098,364	33,680	6,724	–	N/A	185,502	–	–	–	–	–
Reinvested	74,095	896	204	7,260	N/A	8,471	154	677	933	459	3,093
Redeemed	(1,371,714)	(27,430)	(11,593)	(103,582)	N/A	(389,281)	(34,924)	(57,704)	(117,410)	(90,712)	(158,453)

Net Increase (Decrease)	$ 1,521,779	$ 30,289	$ 11,214	$ 28,760	N/A $	190,585	$ 1,990	$ 5,470	$ 6,965	$ 7,327	$ 44,540

Shares:
Sold	1,721,034	23,143	15,879	125,082	N/A	385,893	36,760	62,497	123,442	97,580	199,900
Issued in acquisitions	1,098,364	33,680	6,724	–	N/A	185,502	–	–	–	–	–
Reinvested	74,095	896	204	7,260	N/A	8,471	154	677	933	459	3,093
Redeemed	(1,371,714)	(27,430)	(11,593)	(103,582)	N/A	(389,281)	(34,924)	(57,704)	(117,410)	(90,712)	(158,453)

Net Increase (Decrease)	1,521,779	30,289	11,214	28,760	N/A	190,585	1,990	5,470	6,965	7,327	44,540

Distributions:
Year Ended October 31, 2008
From net investment
income	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984)	$ (9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized
gain on investments .	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984)	$ (9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

Year Ended October 31, 2007
From net investment
income	$ (74,669)	$ (1,068) $	(231) $	(7,366)	N/A $	(9,503) $	(154) $	(678) $	(934) $	(459) $	(3,100)
From net realized
gain on investments .	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (74,669)	$ (1,068) $	(231) $	(7,366)	N/A $	(9,503) $	(154) $	(678) $	(934) $	(459) $	(3,100)

7

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Funds, Inc. consists of Money Market Fund (the “Fund”), presented herein, and 73 other funds. Money Market Fund offers eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.

Effective January 10, 2007, the initial purchase of $10,000 of Class C shares of Money Market Fund was made by Principal Life Insurance Company.

Effective January 12, 2007, Money Market Fund acquired all the assets and assumed all the liabilities of WM Money Market Fund pursuant to a plan of acquisition approved by the shareholders of WM Money Market Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from WM Money Market Fund for shares of Money Market Fund at an exchange rate of 1.00 for Class A, Class B, Class C, and Institutional shares. The aggregate net assets of WM Money Market Fund and Money Market Fund immediately prior to the acquisition were approximately $1,324,270,000 (including approximately $4,000 of accumulated net realized loss) and $742,321,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition was $2,066,591,000.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program will guarantee Money Market Fund shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value falls below $0.995 per share and the Money Market Fund liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Money Market Fund on September 19, 2008.

The Program remains in effect until December 18, 2008, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors would need to approve the Money Market Fund’s continued participation in the Program and the Money Market Fund would need to reapply and pay an additional premium. The cost for participating in the initial three-month Program is 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by the Money Market Fund. The cost for participating in the initial three-month Program incurred during the period ended October 31, 2008 is included as a component of miscellaneous expense on the statement of operations.

On November 24, 2008, the United States Treasury Department announced an extension of the Program to April 30, 2009. Money Market Fund has applied to participate in the extension.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

8

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended October 31, 2008, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Fund on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Fund’s financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

9

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

3. Operating Policies (Continued)

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the “Manager”) in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. During the year ended October 31, 2008, the Fund borrowed against the line of credit. The interest expense associated with the borrowings is included in other expenses on the statement of operations.

4. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Funds (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion

.40%	.39%	.38%	.37%	.36%	.35%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. As of October 31, 2008, the annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and ..11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J and Class S shares of the Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4	Next $5	Next $10	Over $20
$500	$500	billion	billion	billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits for Class A and Class B shares were 0.64% and 1.74% from November 1, 2007 through February 28, 2008. The operating expense limits for Class A and Class B shares expired on February 28, 2008. The operating expense limit for Class C shares is 1.79% and will expire on February 28, 2009.

Distribution Fees. The Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00%, .25%, .35%, .35%, .30%, .25% and .10% for Class B, Class C, Class J, Class S, R-1, R-2, R-3, and R-4 Classes of shares, respectively.

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Princor Financial Services Corporation and Principal Funds Distributor, Inc. for the period ended October 31, 2008, were $45,000, $298,000 $17,000, and $279,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At October 31, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned 20,084,000 and 33,409,000 shares of Class A and Institutional class shares, respectively.

10

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. No brokerage commissions were paid by the Fund to affiliated broker dealers or any other member of the Principal Financial Group, parent company of Principal Financial Services, Inc., during the period.

5. Capital Share Transactions

For the year ended October 31, 2008, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Year Ended October 31, 2008

	Shares	Dollars

Money Market Fund	4,311	$4,311

6. Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the years ended October 31, 2008 and October 31, 2007, were $80,699,000 and $98,162,000 respectively.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2008 the Fund has a capital loss carryforward of $3,741,000 expiring in 2016.

11

Schedule of Investments Money Market Fund October 31, 2008

Principal		Principal
Amount	Value	Amount	Value
(000's)	(000's)	(000's)	(000's)

COMMERCIAL PAPER (88.04%)
Aerospace & Defense Equipment (0.43%)
United Technologies Corp
2.05%, 1/21/2009	$ 12,000 $	11,945

Agricultural Operations (1.14%)
Cargill Inc
2.54%, 11/ 7/2008	10,000	9,996
3.15%, 11/26/2008	13,500	13,470
4.20%, 1/15/2009	8,720	8,644

		32,110

Asset Backed Securities (1.99%)
CAFCO
3.50%, 11/ 3/2008	13,500	13,497
2.77%, 11/ 6/2008	7,500	7,497
4.00%, 12/ 3/2008	12,000	11,957
3.00%, 1/15/2009	10,000	9,938
3.05%, 1/20/2009	13,000	12,912

		55,801

Auto - Car & Light Trucks (1.31%)
BMW US Capital Corp
2.77%, 11/24/2008	12,000	11,983
2.10%, 12/24/2008	12,000	11,963
1.95%, 12/29/2008	12,900	12,859

		36,805

Beverages - Non-Alcoholic (1.69%)
Coca-Cola Co
2.25%, 11/13/2008	11,600	11,591
2.25%, 12/16/2008	10,600	10,570
2.25%, 12/17/2008	12,500	12,464
2.40%, 1/21/2009	13,000	12,930

		47,555

Chemicals - Diversified (2.34%)
BASF AG
2.47%, 11/14/2008	11,000	10,990
2.55%, 11/20/2008	12,600	12,583
2.20%, 12/ 4/2008	10,600	10,578
2.65%, 12/ 9/2008	10,500	10,471
3.58%, 1/15/2009	13,000	12,903
2.88%, 1/28/2009	8,125	8,068

		65,593

Commercial Banks (9.58%)
Calyon North America
2.76%, 11/ 3/2008	12,700	12,698
2.66%, 11/ 5/2008	15,000	14,996
2.76%, 12/ 5/2008	15,000	14,961
3.51%, 12/22/2008	11,000	10,945
2.92%, 1/20/2009	13,000	12,916
Nordea North America
3.75%, 1/12/2009	11,000	10,918
2.88%, 1/23/2009	5,580	5,543

COMMERCIAL PAPER (continued)
Commercial Banks (continued)
Nordea North America (continued)
3.41%, 1/26/2009	$ 13,000 $	12,894
3.37%, 2/ 3/2009	11,000	10,903
Royal Bank of Scotland
2.75%, 11/ 3/2008	11,700	11,698
2.76%, 12/11/2008	12,700	12,661
Skandinaviska Enskilda Banken
2.77%, 11/17/2008	10,600	10,587
2.78%, 11/25/2008	12,000	11,978
Societe Generale North America Inc
2.75%, 11/18/2008	11,800	11,785
2.77%, 12/ 2/2008	4,925	4,913
3.05%, 12/30/2008	6,320	6,288
State Street Corp
2.65%, 11/21/2008	12,500	12,482
2.63%, 12/ 1/2008	13,600	13,570
2.70%, 12/10/2008	13,900	13,859
2.68%, 1/ 2/2009	12,000	11,945
2.77%, 1/ 6/2009	9,000	8,954
Svenska Handelsbanken
2.70%, 11/13/2008	6,100	6,095
2.69%, 12/12/2008	9,000	8,972
Toronto - Dominion Holdings
2.70%, 11/20/2008	9,800	9,786
Westpac Banking Corp
2.89%, 11/12/2008	6,870	6,864

		269,211

Commercial Banks - Non US (2.38%)
DNB NOR BANK ASA
2.50%, 11/ 5/2008	8,130	8,128
2.72%, 11/12/2008	3,500	3,497
2.75%, 11/18/2008	11,600	11,585
2.90%, 11/24/2008	10,800	10,780
3.49%, 1/21/2009	12,900	12,799
Swedbank AB
2.90%, 11/ 5/2008	6,000	5,998
2.95%, 11/24/2008	13,975	13,948

		66,735

Computers (1.14%)
IBM Capital Corp
2.39%, 12/ 5/2008	7,300	7,284
2.39%, 12/ 8/2008	12,500	12,469
3.05%, 1/ 5/2009	12,300	12,232

		31,985

Cosmetics & Toiletries (0.88%)
Procter & Gamble
2.20%, 12/ 3/2008	12,500	12,476
2.20%, 12/12/2008	12,300	12,269

		24,745

See accompanying notes

12

Schedule of Investments Money Market Fund October 31, 2008

Principal		Principal
Amount	Value	Amount	Value
(000's)	(000's)	(000's)	(000's)

COMMERCIAL PAPER (continued)
Diversified Financial Services (1.38%)
General Electric Capital
2.62%, 11/19/2008	$ 7,370 $	7,360
2.57%, 11/28/2008	11,000	10,979
2.57%, 12/ 4/2008	5,050	5,038
2.70%, 12/ 8/2008	11,000	10,970
2.57%, 12/17/2008	4,500	4,485

		38,832

Diversified Manufacturing Operations (2.79%)
Danaher Corp
1.60%, 12/24/2008	5,860	5,846
Dover Corp
2.20%, 12/ 4/2008	12,000	11,976
Illinois Tool Works Inc
2.20%, 11/21/2008	11,600	11,586
2.00%, 12/18/2008	12,000	11,969
2.15%, 12/18/2008	13,000	12,963
2.00%, 12/19/2008	12,000	11,968
1.90%, 12/23/2008	12,000	11,967

		78,275

Electric - Integrated (1.68%)
E. ON AG
2.41%, 12/11/2008	12,500	12,467
2.35%, 12/12/2008	10,700	10,671
2.85%, 12/15/2008	12,000	11,958
Southern Company Funding Corp
1.95%, 11/10/2008	12,000	11,994

		47,090

Finance - Auto Loans (2.94%)
Paccar Financial
3.15%, 1/ 5/2009	12,000	11,932
Toyota Motor Credit
2.62%, 11/12/2008	4,520	4,516
2.65%, 11/19/2008	6,030	6,022
2.54%, 11/20/2008	8,250	8,239
3.20%, 12/23/2008	8,000	7,963
3.10%, 1/ 2/2009	12,900	12,831
2.66%, 1/ 5/2009	12,700	12,639
2.63%, 1/ 8/2009	9,500	9,453
3.10%, 2/ 2/2009	9,000	8,928

		82,523

Finance - Consumer Loans (2.64%)
HSBC Finance
2.80%, 12/22/2008	8,000	7,968
John Deere Capital Corp
2.60%, 11/ 4/2008	12,000	11,998
2.20%, 11/25/2008	12,000	11,982
2.50%, 1/ 9/2009	12,000	11,943
2.70%, 1/12/2009	12,000	11,935
2.85%, 1/27/2009	9,560	9,494

COMMERCIAL PAPER (continued)
Finance - Consumer Loans (continued)
John Deere Capital Corp (continued)
3.00%, 1/27/2009	$ 9,020 $	8,955

		74,275

Finance - Credit Card (0.94%)
American Express Credit
2.73%, 11/ 5/2008	3,950	3,949
2.73%, 11/17/2008	5,600	5,593
2.77%, 11/17/2008	11,000	10,987
2.77%, 12/17/2008	5,840	5,819

		26,348

Finance - Investment Banker & Broker (6.56%)
Citigroup Funding
2.74%, 11/ 6/2008	7,840	7,837
2.82%, 11/13/2008	10,000	9,991
2.84%, 11/19/2008	10,000	9,986
2.78%, 11/24/2008	11,100	11,080
2.82%, 12/11/2008	3,740	3,728
ING U.S. Funding
2.79%, 12/ 9/2008	10,700	10,669
3.61%, 12/30/2008	13,000	12,923
3.44%, 1/27/2009	13,000	12,892
JP Morgan Chase
2.75%, 11/18/2008	13,800	13,782
2.75%, 11/20/2008	10,700	10,684
2.75%, 11/25/2008	7,500	7,486
2.72%, 12/17/2008	5,420	5,401
2.80%, 2/ 2/2009	13,800	13,700
Merrill Lynch & Co Inc
0.75%, 11/ 3/2008	35,000	34,999
Morgan Stanley
2.91%, 12/ 3/2008	10,000	9,974
2.92%, 12/19/2008	9,250	9,214

		184,346

Finance - Leasing Company (0.58%)
River Fuel Funding Co
3.03%, 12/ 5/2008	6,000	5,983
3.33%, 1/30/2009	10,400	10,313

		16,296

Finance - Mortgage Loan/Banker (9.25%)
Fannie Mae Discount Notes
2.58%, 11/12/2008	14,000	13,989
2.48%, 12/15/2008	9,700	9,671
2.45%, 12/22/2008	11,500	11,460
2.85%, 1/21/2009	12,500	12,420
2.78%, 1/28/2009	10,500	10,429
1.70%, 1/29/2009	12,000	11,950
2.82%, 2/ 9/2009	13,500	13,394
Federal Home Loan Bank Discount Notes
2.50%, 11/13/2008	13,500	13,489

See accompanying notes

13

Schedule of Investments Money Market Fund October 31, 2008

Principal		Principal
Amount	Value	Amount	Value
(000's)	(000's)	(000's)	(000's)

COMMERCIAL PAPER (continued)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Bank Discount Notes
(continued)
2.35%, 12/26/2008	$ 10,500 $	10,462
2.50%, 12/30/2008	10,500	10,457
2.40%, 1/30/2009	13,000	12,922
2.50%, 1/30/2009	10,000	9,937
2.35%, 2/ 4/2009	13,000	12,919
Freddie Mac Discount Notes
2.62%, 12/ 9/2008	13,000	12,964
2.55%, 12/16/2008	22,000	21,930
2.05%, 1/ 7/2009	13,000	12,950
2.84%, 1/26/2009	10,000	9,932
2.82%, 2/ 2/2009	11,000	10,920
2.61%, 2/19/2009	12,900	12,797
2.83%, 3/ 2/2009	12,500	12,381
2.90%, 3/16/2009	12,500	12,364

		259,737

Finance - Other Services (3.59%)
CRC Funding
2.75%, 11/ 4/2008	11,700	11,697
2.74%, 11/ 7/2008	4,410	4,408
2.78%, 11/ 7/2008	5,000	4,998
2.76%, 11/14/2008	15,000	14,985
2.77%, 11/17/2008	14,000	13,983
Park Avenue Receivables Company
2.65%, 11/21/2008	11,000	10,984
2.70%, 12/ 1/2008	10,700	10,676
Private Export Funding
2.15%, 11/ 6/2008	5,065	5,064
2.10%, 12/19/2008	12,000	11,966
1.80%, 12/22/2008	12,000	11,969

		100,730

Food - Miscellaneous/Diversified (2.26%)
Unilever Capital
2.70%, 11/ 5/2008	8,800	8,797
3.65%, 1/ 8/2009	10,300	10,229
2.90%, 1/12/2009	7,700	7,655
3.40%, 1/14/2009	12,200	12,115
3.85%, 1/23/2009	12,000	11,894
2.55%, 2/ 6/2009	13,000	12,911

		63,601

Life & Health Insurance (0.36%)
Prudential PLC
2.81%, 11/10/2008	10,000	9,993

Money Center Banks (5.70%)
Bank of America
3.25%, 12/ 2/2008	8,000	7,978
2.71%, 12/ 3/2008	3,000	2,993
2.76%, 12/ 8/2008	15,000	14,957

COMMERCIAL PAPER (continued)
Money Center Banks (continued)
Bank of America (continued)
2.76%, 12/10/2008	$ 5,000 $	4,985
2.76%, 12/12/2008	11,800	11,763
2.75%, 12/16/2008	11,600	11,560
2.76%, 12/18/2008	13,700	13,651
2.90%, 12/23/2008	7,480	7,449
Bank of Scotland PLC
2.78%, 12/15/2008	12,000	11,959
BNP Paribas Finance
2.78%, 11/10/2008	10,700	10,693
2.81%, 11/10/2008	12,500	12,491
2.76%, 11/26/2008	15,000	14,971
2.75%, 12/ 9/2008	10,000	9,971
3.41%, 1/22/2009	14,900	14,784
UBS Finance Delaware LLC
2.83%, 12/ 3/2008	10,000	9,975

		160,180

Multimedia (0.49%)
Walt Disney Co
2.00%, 1/ 7/2009	13,700	13,649

Oil Company - Integrated (2.51%)
BP Capital Markets PLC
2.10%, 11/18/2008	10,000	9,990
2.15%, 1/16/2009	12,000	11,946
ConocoPhilipps
2.10%, 12/10/2008	12,000	11,973
2.00%, 12/11/2008	12,000	11,973
2.10%, 12/26/2008	12,600	12,560
2.00%, 12/29/2008	12,000	11,961

		70,403

Publicly Traded Investment Fund (1.19%)
Merrill Lynch Funds for Instutitions Series -
Government Fund
1.59%, 12/31/2008	33,370	33,370

Regional Banks (0.33%)
Wells Fargo & Co
2.63%, 12/ 3/2008	9,400	9,378

Retail - Discount (0.92%)
Target Corp
2.15%, 12/ 2/2008	13,400	13,375
Wal-Mart Stores
2.17%, 12/ 5/2008	12,500	12,475

		25,850

Special Purpose Banks (1.00%)
Dexia Delaware LLC
0.74%, 11/ 3/2008	28,000	27,999

See accompanying notes

14

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (12.36%)			Telephone - Integrated (2.87%)
American Honda Finance Corp			AT&T Corp
2.22%, 12/ 2/2008	$ 12,000 $	11,977	2.20%, 11/14/2008	$ 12,500 $	12,490
2.22%, 12/ 8/2008	12,000	11,973	2.25%, 11/17/2008	10,500	10,490
2.00%, 12/10/2008	10,600	10,577	AT&T Inc
2.70%, 1/ 6/2009	2,975	2,960	2.30%, 12/15/2008	10,200	10,171
2.85%, 1/ 6/2009	8,010	7,968	2.30%, 12/16/2008	13,000	12,963
2.90%, 1/29/2009	13,000	12,907	2.30%, 12/17/2008	11,140	11,107
Danske Corp			2.10%, 1/13/2009	12,900	12,845
3.11%, 1/28/2009	12,000	11,909	Telstra Corp
3.04%, 2/ 5/2009	10,000	9,919	2.65%, 11/12/2008	10,600	10,591

3.00%, 2/23/2009	11,500	11,391			80,657

Gemini Securitization Corp			Tobacco (1.24%)
4.20%, 12/ 1/2008	10,000	9,965	Philip Morris Capital
2.77%, 12/ 2/2008	12,500	12,470	2.35%, 11/12/2008	12,500	12,491
2.77%, 12/ 4/2008	12,700	12,668	2.36%, 12/17/2008	12,000	11,964
2.90%, 1/ 6/2009	10,000	9,947	Philip Morris International Inc
3.10%, 1/21/2009	10,000	9,930	2.35%, 12/23/2008	10,500	10,464

National Australia Funding					34,919

2.87%, 12/31/2008	9,520	9,474
			Tools - Hand held (0.25%)
Prudential Funding Corp
2.53%, 11/21/2008	10,600	10,585	Stanley Works
			2.50%, 2/ 4/2009	7,000	6,954

Ranger Funding
2.70%, 11/ 6/2008	10,000	9,996	TOTAL COMMERCIAL PAPER	$ 2,472,550

2.74%, 11/19/2008	22,500	22,469	CERTIFICATE OF DEPOSIT (0.79%)
3.85%, 12/ 1/2008	12,500	12,460	Commercial Banks (0.79%)
2.75%, 12/11/2008	12,800	12,761	Wachovia Bank
3.90%, 12/19/2008	12,000	11,938	2.91%, 11/ 4/2008	11,800	11,800
Shell International Finance BV			2.93%, 11/13/2008	10,500	10,500

2.30%, 2/20/2009	13,000	12,908			22,300

Southern Company Funding
2.45%, 1/13/2009	13,000	12,935	TOTAL CERTIFICATE OF DEPOSIT	$ 22,300

2.50%, 1/14/2009	13,000	12,933	BONDS (6.34%)
2.55%, 1/16/2009	10,300	10,245	Asset Backed Securities (0.10%)
2.45%, 1/22/2009	12,000	11,933	Caterpillar Financial Asset Trust
2.45%, 1/23/2009	10,000	9,944	3.01%, 12/26/2008	668	668
Yorktown Capital			CNH Equipment Trust
2.75%, 11/ 4/2008	11,000	10,997	2.75%, 12/15/2008	835	835
2.76%, 11/ 7/2008	13,800	13,794	John Deere Owner Trust
3.85%, 11/14/2008	5,000	4,993	2.79%, 2/17/2009	1,355	1,355

2.70%, 12/ 5/2008	10,390	10,363			2,858

		347,289	Automobile Sequential (0.72%)

			Honda Auto Receivables Owner Trust
Supranational Bank (1.33%)			2.92%, 2/18/2009 (a)	4,406	4,406
Corp Andina de Fomento
2.77%, 11/ 6/2008	8,000	7,997	Hyundai Auto Receivables Trust
			2.85%, 1/15/2009	5,427	5,427
2.78%, 11/14/2008	9,000	8,991
			Nissan Auto Receivables Owner Trust
2.90%, 1/ 7/2009	10,000	9,946	2.79%, 6/15/2009	4,018	4,018
2.94%, 1/13/2009	10,500	10,437	Volkswagen Auto Loan Enhanced Trust

		37,371	2.84%, 1/20/2009	1,224	1,224

See accompanying notes

15

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Automobile Sequential (continued)			California (continued)
World Omni Auto Receivables Trust			California Statewide Communities
3.00%, 4/15/2009	$ 5,201 $	5,201	Development Authority

		20,276	2.85%, 8/15/2034	$ 800 $	800

			City of Fairfield CA Landesbank
Commercial Banks (1.25%)			Hessen-Thueringen
Commonwealth Bank of Australia			4.25%, 6/ 1/2034	2,000	2,000
2.96%, 12/ 3/2008 (b)(c)	25,000	25,000	4.25%, 6/ 1/2034	2,700	2,700
Svenska Handelsbanken AB			City of Richmond CA FNMA
4.42%, 1/ 6/2009 (c)	10,000	10,000	2.85%, 8/15/2037	3,200	3,200

		35,000	City of Santa Rosa CA Landesbank

Diversified Banking Institutions (0.09%)			Hessen-Thueringen
			4.25%, 9/ 1/2024	4,665	4,665
JP Morgan Chase & Co
3.92%, 11/ 2/2008 (a)	2,500	2,500	Kern Water Bank Authority Wells Fargo Bank
			NA
			3.75%, 7/ 1/2028	2,600	2,600
Diversified Financial Services (0.47%)			Los Angeles Community College District/CA
IBM International Group Capital LLC			3.05%, 8/ 1/2009	1,800	1,800
3.03%, 11/26/2008 (a)(c)	13,100	13,100
			Los Angeles Department of Water & Power
			Dexia
Life & Health Insurance (0.53%)			6.00%, 7/ 1/2025	5,400	5,400
Monumental Global Funding III			San Jose Redevelopment Agency/CA JP
4.95%, 1/20/2009 (b)(c)	15,000	15,000	Morgan Chase Bank
			3.10%, 8/ 1/2028	32,150	32,150

Medical - Hospitals (0.44%)					57,315

Portland Clinic LLP/The
5.50%, 11/20/2027	12,390	12,390	Colorado (0.29%)
			Colorado Housing & Finance Authority/CO
Medical - Outpatient & Home Medical Care (0.22%)			Wells Fargo Bank NA
Everett Clinic PS			3.75%, 4/ 1/2029	525	525
5.45%, 5/ 1/2022	6,100	6,100	County of Kit Carson CO Wells Fargo Bank NA
			3.25%, 6/ 1/2027	2,100	2,100
Money Center Banks (1.28%)			County of Montrose CO Wells Fargo Bank NA
Bank of New York/The			3.75%, 6/ 1/2010	400	400
2.93%, 11/ 3/2008 (b)	36,000	36,000	Sheridan Redevelopment Agency Citibank NA
			3.50%, 12/ 1/2029	5,000	5,000

Special Purpose Entity (1.24%)					8,025

Corporate Finance Managers Inc			Georgia (0.08%)
5.50%, 2/ 2/2043	14,900	14,900
			Savannah College of Art & Design Inc Bank of
NGSP Inc			America NA
4.00%, 6/ 1/2046	20,000	20,000	4.00%, 4/ 1/2024	2,200	2,200

		34,900

TOTAL BONDS	$ 178,124		Illinois (0.63%)

			Memorial Health System/IL JP Morgan Chase
TAX-EXEMPT BONDS (4.72%)			Bank
Arizona (0.40%)			3.25%, 10/ 1/2024	17,780	17,780
Glendale Industrial Development Authority
Bank of New York			Indiana (0.09%)
4.00%, 7/ 1/2035	7,495	7,495	Ball State University/IN
Tucson Airport Authority Inc/AZ Bank of			3.00%, 9/ 1/2031	2,550	2,550
America NA
4.00%, 12/ 1/2018	3,635	3,635	Iowa (0.09%)

		11,130	Iowa Finance Authority

			3.25%, 3/ 1/2018	2,590	2,590
California (2.04%)
Abag Finance Authority for Nonprofit Corps
4.25%, 11/ 1/2031	2,000	2,000

See accompanying notes		16

Schedule of Investments
Money Market Fund
October 31, 2008

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	57.33%

			Government	9.25%
TAX-EXEMPT BONDS (continued)			Consumer, Non-cyclical	7.88%
New York (0.20%)			Revenue	3.92%
New York City Housing Development Corp			Industrial	3.46%
Landesbank Hessen-Thueringen			Communications	3.36%
4.50%, 6/ 1/2039	$ 5,500 $	5,500	Asset Backed Securities	2.81%
			Energy	2.51%
			Basic Materials	2.34%
North Carolina (0.23%)			Consumer, Cyclical	2.23%
North Carolina Capital Facilities Finance			Utilities	1.68%
Agency			Exchange Traded Funds	1.19%
4.00%, 9/ 1/2018	6,615	6,615	Technology	1.14%
			Insured	0.51%
Oklahoma (0.21%)			Tax Allocation	0.22%
			General Obligation	0.06%
University Hospital Bank of America NA			Other Assets in Excess of Liabilities, Net	0.11%

4.00%, 8/15/2021	5,790	5,790
			TOTAL NET ASSETS	100.00%

Oregon (0.05%)
Lake Oswego Redevelopment Agency Wells
Fargo Bank NA
3.75%, 6/ 1/2020	1,285	1,285

Texas (0.11%)
Port of Port Arthur Navigation District Motiva
Enterprises LLC
5.75%, 5/ 1/2038	3,200	3,200

Washington (0.30%)
Washington State Housing Finance
Commission/WA
2.85%, 9/ 1/2028	1,205	1,205
3.30%, 12/ 1/2028	640	640
2.85%, 9/15/2037	2,730	2,730
2.85%, 12/15/2037	3,855	3,855

		8,430

TOTAL TAX-EXEMPT BONDS	$ 132,410

Total Investments	$ 2,805,384
Other Assets in Excess of Liabilities, Net - 0.11%		3,206

TOTAL NET ASSETS - 100.00%	$ 2,808,590

(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
(b) Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $63,100 or 2.25% of net assets.

See accompanying notes

17

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MONEY MARKET FUND

Class J shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .03	0 .04	0 .04	0.02	–

Total From Investment Operations	0 .03	0 .04	0 .04	0.02	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .04)	(0 .04)	(0 .02)	–

Total Dividends and Distributions	(0 .03)	(0 .04)	(0 .04)	(0 .02)	–

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(b)	2 .67%	4 .46%	3 .82%	1.79%	0 .08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 355,746	$ 186,246	$ 157,486	$ 143,460	$ 132,551
Ratio of Expenses to Average Net Assets	0 .87%	0 .98%	1 .11%	1.15%	1 .17%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .11%	1.15%	1 .43%
Ratio of Net Investment Income to Average Net Assets	2 .51%	4 .37%	3 .76%	1.78%	0 .09%

2008 (d)

MONEY MARKET FUND

Class S shares

Net Asset Value, Beginning of Period	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .01

Total From Investment Operations	0 .01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)

Total Dividends and Distributions	(0 .01)

Net Asset Value, End of Period	$ 1.00

Total Return(b)	0 .98%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 951,684
Ratio of Expenses to Average Net Assets	0 .87%(f)
Ratio of Net Investment Income to Average Net Assets	1 .92%(f)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager.
(d) Period from May 1, 2008, date shares first offered, through October 31, 2008.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Money Market Fund (one of 74 portfolios constituting the Principal Funds, Inc. (the “Fund”)) as of October 31, 2008, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Fund of Principal Funds, Inc. at October 31, 2008, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa December 23, 2008

19

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	114	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	114	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	114	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	114	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	114	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	114	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	114	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	114	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	114	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

20

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management	114	None
Director, Vice Chairman and CEO	Corporation, since 1999. Director,
Member, Executive Committee	Principal Funds Distributor, Inc. since
1952	2007. Director, Princor since 1999.
President Princor 1999-2005. Senior
Vice President, Principal Life, since
2002. Prior thereto, Vice President.

William G. Papesh	Retired December 2007. Prior thereto,	114	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

Larry D. Zimpleman	Chairman and Director, Principal	114	None
Director and Chairman of the Board	Management Corporation and Princor
Member, Executive Committee	since 2001. Chief Executive Officer
1951	Principal Life since 2008, President
and Chief Operating Officer, Principal
Life since 2006. President, Retirement
and Investor Services, Principal
Financial Group, Inc. 2003-2006.
Executive Vice President, 2001-2003,
and prior thereto, Senior Vice

President, Principal Life.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

21

Name, Position Held with the Fund, Address, and Year of Birth David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960

Principal Occupation(s) During past 5 years

Vice President, Product & Distribution Compliance,

Principal Life. Senior Vice President, Principal

Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967

Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Nora M. Everett President

711 High Street Des Moines, IA 50392 1959

Cary Fuchs

Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957

Steve Gallaher Assistant Counsel

711 High Street Des Moines, IA 50392 1955

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955

Patrick A. Kirchner Assistant Counsel

711 High Street, Des Moines, IA 50392 1960

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Sarah J. Pitts Assistant Counsel

711 High Street, Des Moines, IA 50392 1945

Layne A. Rasmussen

Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958

President since 2008, Senior Vice President and Deputy General Counsel, Principal Financial Group,

Inc. 2004-2008. Vice President and Counsel, Principal Financial Group, Inc. 2001-2004.

President, Principal Funds Distributor, since 2007;

Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Vice President and Chief Compliance Officer,

Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Counsel, Principal Life.

Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Counsel, Principal Life.

Vice President and Controller – Mutual Funds,

Principal Management Corporation.

22

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2008 and the Statement of Additional Information dated September 30, 2008. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

SOURCE OF DISTRIBUTIONS

To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

23

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds. In preparation for their approval process, the Independent Directors met with independent legal counsel in advance of the meetings to discuss the information provided.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 8, 2008 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the seventy-three (73) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of Alliance Capital Management L.P.; American Century Investment Management, Inc.; Ark Asset Management Co., Inc.; Barrow, Hanley, Mewhinney & Strauss; Columbus Circle Investors (“CCI”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Lehman Brothers Asset Management LLC; Los Angeles Capital Management and Equity Research, Inc.; Mackay Shields, LLC; Mazama Capital Management, Inc.; Mellon Capital Management Corporation; Morgan Stanley Investments LP; Neuberger Berman Management, Inc.; Principal Real Estate Investors, LLC (“PREI”); Principal Global Investors, LLC (“PGI”); Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; and Vaughan Nelson Investment Management, LP; Westwood; (collectively, the “Subadvisers”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the selection of the Manager and each Subadviser and the continuation of the Advisory Agreements. On August 11, September 7 and September 8, the Independent Directors also met independently of Fund management and the directors who are interested persons of PFI with their independent legal counsel and an independent consultant. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisers’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadviser’s allocation of the benefits of economies of scale (vi) the Manager’s and each Subadvisers’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadviser provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisers and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

With regard to each Subadviser, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

24

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three year history, the Board reviewed performance for a one-year period. The Board also considered whether each Fund’s investment results were consistent with the Fund’s investment objective and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisers for a multi-manager fund, that had not attained during the relevant period a level of investment performance the Board considered satisfactory. However, the Board noted that the Manager does not directly control investment performance, but rather engages the Subadvisers that manage the portfolios. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadviser at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisers was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services delivered by the Subadviser to the Fund were reasonable or the Subadviser’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management and Subadvisory Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels) and actual (after fee waivers) management fee (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain comparable PFI Funds have different management fees and noted the reasons cited by the Manager for the differing fees.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense caps for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense caps (thereby decreasing the effective expense ratios) applicable to certain share classes of the LargeCap Value Fund III, the MidCap Value Fund II, and the SmallCap Growth Fund II. The Board also considered the Manager’s proposal to decrease the 12b-1 fees by 10 basis points for the Short-Term Income Fund. Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

The Board considered each Fund’s subadvisory fees. The Board evaluated the subadvisory fees based upon data supplied by Lipper, which compared the contractual subadvisory fees to available information about subadvised funds in the Expense Universe.

For each Subadviser not affiliated with the Manager (“Unaffiliated Subadvisers”) (each Subadviser except PGI, PREI, Edge, CCI and Spectrum), the Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each Subadviser and that the Manager compensates the Subadviser from its fees.

25

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and receiving comparable services, the Board noted that most Subadvisers stated that they did not charge higher fees to the Manager for the Funds than were charged to their Other Clients. For the Subadvisers that did not make this representation, the Board considered the Subadviser’s representation that the fees compared favorably with those charged to Other Clients. The Board noted that the different fees to Other Clients were generally a result of fewer assets, a different level of services provided, and/or a different competitive environment at the time of the initiation of the relationship, which had resulted in the lower fees charged to the Other Clients.

For Funds where PGI, PREI, Edge, CCI or Spectrum was engaged as the Subadviser, the Board noted that the Subadviser is an affiliate of the Manager and that, therefore, the parties may allocate the fee among themselves based upon other than competitive factors, but that in the end, the shareholders pay only the management fee. Therefore, in these cases, particularly when no comparative data on subadvisory fees was provided, the Board focused primarily on whether the management fee and total expense ratios were reasonable.

For certain Subadvisers, the Manager was able to negotiate lower fees (AllianceBernstein with respect to LargeCap Value Fund III and J.P. Morgan and Mellon Capital with respect to SmallCap Value Fund I). The Board concluded that these amended fee schedules were appropriate and should be approved.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund, with the amendments proposed by the Manager, were reasonable.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreements, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2007. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers (PGI, PREI, Edge, CCI Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board noted that the Manager compensates each Unaffiliated Subadviser from its own management fees and that the fees were competitive. In concluding that the Unaffiliated Subadvisers’ fees were reasonable, the Board determined that it need not review estimated levels of profits to each Unaffiliated Subadviser because, as the Board noted, the Manager compensates each Unaffiliated Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with each Unaffiliated Subadviser at arm’s-length.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund series (the “Index Funds”) do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each Index Fund has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board identified some Funds whose asset levels have exceeded the last breakpoint level in the Fund’s fee schedule. The Board discussed these and other Funds with management and concluded that the existing breakpoints are appropriate at the current asset levels. The Board noted, however, that the Manager would present a proposal at the December board meeting regarding the applicability of potential new breakpoints to address future growth.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund, with the amendments proposed by the Manager, reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered as a part of this analysis each Subadviser’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

26

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

27

WE’LL GIVE YOU AN EDGE®

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about this fund, including its full name, please see the Principal Funds, Inc. prospectus or visit www.principalfunds.com.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV 315-5 | 12/2008 | #11496122010 ©2008 Principal Financial Services, Inc.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

CLASS A, B, & C SHARES

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Annual Report for Asset Allocation Investments

October 31, 2008

Letter from the President	1
Economic & Financial Market Review	2
SAM Portfolios’ Performance and Investment Overview:
SAM Flexible Income Portfolio	4
SAM Conservative Balanced Portfolio	6
SAM Balanced Portfolio	8
SAM Conservative Growth Portfolio	10
SAM Strategic Growth Portfolio	12
Principal LifeTime Funds’ Performance and Investment Overview:
Principal LifeTime 2010 Fund	14
Principal LifeTime 2020 Fund	16
Principal LifeTime 2030 Fund	18
Principal LifeTime 2040 Fund	20
Principal LifeTime 2050 Fund	22
Principal LifeTime Strategic Income Fund	24
Glossary	26
Shareholder Expense Example	28
Financial Statements	30
Notes to Financial Statements	49
Schedules of Investments	55
Financial Highlights	77
Report of Registered Independent Public Accounting Firm	88
Supplemental Information	89

Not FDIC Insured

May Lose Value • Not a Deposit • No Bank Guarantee Not Insured by any Federal Government Agency

Nora Everett was named president of Principal Funds effective

March 1, 2008. Nora was formerly senior vice president and

deputy general counsel at The Principal, and has a background in investments, regulation, and acquisitions.

Dear Shareholder,

By historical standards, the past fiscal year was an exceptional period for the world’s financial markets. Buffeted by an extended period of market volatility and unprecedented disruptions in the credit markets, the S&P 500 declined 36.10% for the period, while the Barclays Capital Aggregate Bond Index closed the period with a gain of 0.30% .1

Yet while the markets suffered from extreme volatility and the traditional relationships between stock and bond prices were disrupted, our funds weathered this difficult environment. During this market period, 25 of our 49 retail funds outpaced either their benchmarks or their Morningstar peer group, and 13 of our funds beat both of these key measures.2 This illustrates the benefits of our extensive research capabilities and investment approach, which are founded on disciplined investing, active management, and adhering to investment fundamentals regardless of market conditions.

Market Declines and Recoveries

Over the past year, the market environment presented challenges for managing financial assets and planning for our financial futures. As the year unfolded, it became clear we were in a significant bear market that did not reward investors and made many nervous enough to question their overall investment strategies.

This is entirely natural. Understandably, people will question their beliefs during these difficult times. Since 1919, there have been 16 economic contractions in the U.S., averaging 13 months in length.3 However, history has shown that the worst 12-month stock market declines have historically been followed by periods of even greater recovery.4 While this may not always happen, market cycles are an inherent part of investing.

Although it is difficult to predict the length of any particular market cycle, we encourage investors to continue to follow some time-tested principles, including the need for diversification and maintaining a long-term investment perspective. As we have cited in the past, numerous studies have found that asset allocation — the mix of asset classes you select — is the most important factor in determining the variability of investment returns in your portfolio’s performance.5

Investing in multiple asset classes and investment styles affects both investment returns and risk management. When a diversified portfolio is carefully constructed, it can provide a cushion against volatile markets and prices. This remains as true today as ever before. It also helps explain why our target-date Principal LifeTime Funds and target-risk Strategic Asset Management (SAM) Portfolios continue to remain popular choices for investors seeking wider diversification.

While these are challenging times, you do not have to make difficult investing choices alone. We encourage you to meet with your financial professional, who can provide the advice you need to help meet your financial goals. We also have developed a series of educational materials on market volatility and the benefits of disciplined investing, which are available in the Resources section of our Web site, principalfunds.com.

As this letter is being written, it is evident we have entered a recession which may, or may not, last longer than average. Yet regardless of the duration, we remain committed to providing you with the highest quality investment management and shareholder services possible.

Thank you for your continued support.

Note: Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is not a guarantee of future results.

1	Based on total return. The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index) is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

2	Based on Class A shares without sales charge.

3	National Bureau of Economic Research.

4	Ibbotson Associates.

5	G.P. Brinson, L.R. Hood, and G.L. Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, January/February 1995.

1

Economic & Financial Market Review

Despite Aggressive Fed Actions, Credit Crisis Rages

Few could have predicted the transformation that occurred in the capital markets during the past twelve months. What began as a seemingly isolated crisis in assets related to U.S. subprime mortgages ballooned into an all-encompassing crisis in liquidity and confidence that touched asset classes around the globe. Stocks faltered as the credit crisis expanded. In this tenuous environment, risk premiums soared and investors sought relative safety by investing in U.S. Treasuries.

The Federal Reserve (the Fed) took aggressive actions during the period, including:

  lowering the federal funds rate from 4.5% to 1.00% (the federal funds rate is the interest rate at which financial institutions lend balances to one another overnight).
  lowering the discount rate from 5.0% to 1.25% (the discount rate is the interest rate at which financial institutions can borrow directly from the Fed).
  reviving a Depression-era tool, the primary dealer credit facility, to allow non-banks to borrow directly from the Fed.

As the domestic crisis expanded worldwide, international central banks joined the Fed in massive attempts to foster stability and liquidity in capital markets.

Major U.S. Financial Institutions Falter and Fall

Few of the most prominent U.S. financial institutions weathered the tumult unscathed. Milestones for the period included: JPMorgan bought out Bear Stearns at $10 per share; Fannie Mae and Freddie Mac were placed into conservatorship; Bank of America acquired Merrill Lynch; Lehman Brothers filed for Chapter 11 bankruptcy protection; the Federal Reserve extended an $85 billion loan in exchange for a 79.9% equity stake in AIG; the Reserve Primary Fund — the oldest U.S. money market fund — “broke the buck” as its net asset value dropped below $1 per share; Washington Mutual Bank failed — the largest U.S. bank failure on record — and JPMorgan acquired its deposit base as the bank’s investors were wiped out; Wells Fargo agreed to acquire troubled Wachovia. And the last two major investment banks standing — Goldman Sachs and Morgan Stanley —changed their status to become bank holding companies, agreeing to oversight by the Fed in order to access the discount window.

In October, following intense debate, Congress passed a highly controversial $700 billion credit facility in an effort to slow or halt the escalating cycle of deleveraging by investing directly in troubled assets and troubled financial institutions. At the end of October, approximately $250 billion had been used for direct investments in institutions.

Within this environment, value stocks performed roughly in line with growth stocks, while small-cap stocks had a modest advantage over their larger peers (although returns were decidedly negative for all market segments, as measured by the Russell indices). U.S. real estate investment trust securities also suffered, losing slightly more than the major U.S. equity indices.

2

Commodities Climb, Then Plummet

Commodity prices rose throughout much of the 12-month period. Oil led the way, rising from $85 per barrel at the beginning of the period to nearly $150 per barrel by July (as measured by NYMEX crude oil futures). Prices were driven up in part by strong international demand and by speculation of continued growth in emerging market economies. Soon after reaching their highs, however, commodity prices corrected sharply, due partly to growing signs of a deep global recession. By the end of October, oil had dropped to below $70 per barrel.

Both Emerging and Developed Foreign Markets Suffer

The abrupt and severe correction in commodities markets caused emerging markets (particularly heavy commodities exporters such as Russia) to suffer huge market losses in the midst of skyrocketing risk premiums. Geopolitical turmoil in Russia added to investor angst in that region. Developed markets also suffered heavily, with European financial institutions under tremendous pressure and the outlook for growth significantly weakened. For U.S.-based investors, returns on international stocks generally were even lower due to resurgence in the U.S. dollar.

Risk Aversion Drives Investors to U.S. Treasuries

As credit risk climbed during the period, investors stampeded to the relative safety of U.S. Treasuries. With the investor rush to safety, the broad U.S. fixed-income market significantly lagged Treasuries. Investment-grade corporate bonds (as measured by the Barclays Capital Aggregate Bond Index) trailed like-duration Treasuries by 22.5%, and the financial segment of U.S. corporate bonds lost 25.6% relative to Treasuries. Commercial mortgage-backed securities also lagged Treasuries by 24.5%, reflecting investor fear that commercial real estate would flounder under pressure from depressed residential real estate and restricted credit conditions. Meanwhile, asset-backed securities — which are primarily collateralized by consumer debt — were down 21.0% relative to Treasuries.

*Indices are unmanaged, and individuals cannot invest directly in an index. Returns shown for indices assume reinvestment of all dividends and distributions. See glossary on page 26 for definitions of indices.

3

SAM Flexible Income Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s mortgage- and asset-backed fixed-income holdings added value, outperforming the Barclays Capital Aggregate Bond Index. The Portfolio’s exposure to large-cap value and large-cap growth equities also proved to be top contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. On the negative side, the Portfolio’s exposure to both short-term and high-yield bonds detracted the most from performance amid deteriorating credit markets, as these holdings significantly lagged the Barclays Capital Aggregate Bond Index. Also, the Portfolio’s preferred securities holdings considerably underperformed both their respective benchmark and the Barclays Capital Aggregate Bond Index.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities —was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits.

The Portfolio ended the 12-month period with an overall allocation of 73% fixed income and 27% equities diversified across 16 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.

4

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-14.96%	-0.63%	1.42%	3.90%	4.96%	7/25/96	–
	Including Sales Charge	-18.77%	-2.15%	0.50%	3.43%	4.57%

Class B Shares	Excluding Sales Charge	-15.71%	-1.41%	0.63%	3.29%	4.45%	7/25/96	–
	Including Sales Charge	-19.69%	-2.58%	0.29%	3.29%	4.45%

Class C Shares	Excluding Sales Charge	-15.69%	-1.39%	0.65%	3.09%	4.12%	3/1/02	7/25/96
	Including Sales Charge	-16.48%	-1.39%	0.65%	3.09%	4.12%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	5.00%	5.88%

S&P 500[3]		-36.10%	-5.21%	0.26%	0.40%	5.19%

Capital Market Benchmark[3]		-7.35%	2.22%	3.15%	4.40%	6.04%

Morningstar Conservative Allocation		-19.43%	-1.61%	1.14%	2.24%	4.01%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			1.18%		1.18%
Class B Shares			1.95%		1.95%
Class C Shares			1.95%		1.95%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -11.05% (1-year); 2.31% (5-year); 4.41% (10-year); 5.28% (since inception) Class B Shares: -11.97% (1-year); 2.11% (5-year); 4.26% (10-year); 5.15% (since inception) Class C Shares: -8.51% (1-year); 2.47% (5-year); 4.07% (10-year); 4.82% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

5

SAM Conservative Balanced Portfolio*

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposure to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s mortgage- and asset-backed holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to international developed markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities —was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits.

The Portfolio ended the 12-month period with an overall allocation of 40% equities and 60% fixed income diversified across 16 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time, the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. Looking ahead, the management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

*	As of 8/1/00, the SAM Conservative Balanced Portfolio’s objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 2003 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.

6

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-20.00%	-0.93%	1.80%	2.69%	3.56%	7/25/96	–
	Including Sales Charge	-24.37%	-2.78%	0.66%	2.11%	3.09%

Class B Shares	Excluding Sales Charge	-20.65%	-1.70%	1.02%	2.06%	3.06%	7/25/96	–
	Including Sales Charge	-24.35%	-2.88%	0.67%	2.06%	3.06%

Class C Shares	Excluding Sales Charge	-20.62%	-1.67%	1.05%	1.94%	2.78%	3/1/02	7/25/96
	Including Sales Charge	-21.36%	-1.67%	1.05%	1.94%	2.78%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	5.00%	5.88%

S&P 500[3]		-36.10%	-5.21%	0.26%	0.40%	5.19%

Capital Market Benchmark[3]		-14.88%	0.65%	2.65%	3.64%	6.05%

Morningstar Conservative Allocation		-19.43%	-1.61%	1.14%	2.24%	4.01%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			1.23%		1.23%
Class B Shares			2.00%		2.00%
Class C Shares			1.98%		1.98%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -14.74% (1-year); 3.09% (5-year); 3.07% (10-year); 3.95% (since inception) Class B Shares: -14.66% (1-year); 3.12% (5-year); 3.02% (10-year); 3.92% (since inception) Class C Shares: -11.33% (1-year); 3.49% (5-year); 2.89% (10-year); 3.64% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

7

SAM Balanced Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposure to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s mortgage- and asset-backed holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to international developed markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities —was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits.

The Portfolio ended the 12-month period with an overall allocation of 60% equities and 40% fixed income diversified across 16 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time, the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. Looking ahead, the management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.

8

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-27.01%	-2.40%	1.58%	4.68%	5.72%	7/25/96	–
	Including Sales Charge	-31.02%	-4.24%	0.43%	4.09%	5.23%

Class B Shares	Excluding Sales Charge	-27.57%	-3.13%	0.78%	4.04%	5.20%	7/25/96	–
	Including Sales Charge	-30.92%	-4.30%	0.43%	4.04%	5.20%

Class C Shares	Excluding Sales Charge	-27.52%	-3.11%	0.82%	3.89%	4.90%	3/1/02	7/25/96
	Including Sales Charge	-28.19%	-3.11%	0.82%	3.89%	4.90%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	5.00%	5.88%

S&P 500[3]		-36.10%	-5.21%	0.26%	0.40%	5.19%

Capital Market Benchmark[3]		-22.22%	-1.12%	2.01%	2.72%	5.91%

Morningstar Moderate Allocation		-28.88%	-3.67%	0.77%	2.17%	4.32%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			1.24%		1.24%
Class B Shares			2.00%		2.00%
Class C Shares			2.00%		2.00%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -18.93% (1-year); 3.82% (5-year); 5.90% (10-year); 6.43% (since inception) Class B Shares: -18.74% (1-year); 3.87% (5-year); 5.86% (10-year); 6.40% (since inception) Class C Shares: -15.64% (1-year); 4.22% (5-year); 5.69% (10-year); 6.09% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

9

SAM Conservative Growth Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposure to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s mortgage- and asset-backed holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to international developed markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities —was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits. In addition, the Portfolio added two short-term fixed-income funds: the Money Market Fund, sub-advised by Principal Global Investors; and the Short-Term Income Fund, sub-advised by Edge Asset Management, Inc., which invests in securities having effective maturities of five years or less.

The Portfolio ended the 12-month period with an overall allocation of 80% equities and 20% fixed income diversified across 15 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time, the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. Looking ahead, the management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolios’ expenses. Periods of less than one year are not annualized.

10

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-33.63%	-4.17%	1.01%	4.66%	5.48%	7/25/96	–
	Including Sales Charge	-37.29%	-5.96%	-0.13%	4.07%	5.00%

Class B Shares	Excluding Sales Charge	-34.12%	-4.91%	0.24%	3.98%	4.94%	7/25/96	–
	Including Sales Charge	-37.16%	-6.07%	-0.13%	3.98%	4.94%

Class C Shares	Excluding Sales Charge	-34.16%	-4.91%	0.23%	3.84%	4.63%	3/1/02	7/25/96
	Including Sales Charge	-34.76%	-4.91%	0.23%	3.84%	4.63%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	5.00%	5.88%

S&P 500[3]		-36.10%	-5.21%	0.26%	0.40%	5.19%

Capital Market Benchmark[3]		-29.31%	-3.08%	1.21%	1.63%	5.62%

Morningstar Moderate Allocation		-28.88%	-3.67%	0.77%	2.17%	4.32%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			1.28%		1.28%
Class B Shares			2.04%		2.04%
Class C Shares			2.04%		2.04%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -22.85% (1-year); 4.33% (5-year); 6.44% (10-year); 6.55% (since inception) Class B Shares: -22.74% (1-year); 4.37% (5-year); 6.36% (10-year); 6.49% (since inception) Class C Shares: -19.73% (1-year); 4.73% (5-year); 6.21% (10-year); 6.18% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

11

SAM Strategic Growth Portfolio

Portfolio Managers: Asset Allocation Team Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposure to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s cash holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to both international developed and emerging markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. In addition, the Portfolio added two short-term fixed-income funds: the Money Market Fund, sub-advised by Principal Global Investors; and the Short-Term Income Fund, sub-advised by Edge Asset Management, Inc., which invests in securities having effective maturities of five years or less.

The Portfolio ended the 12-month period with an overall allocation of 94% equities and 6% fixed income, diversified across 12 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.
What is the outlook for the Portfolio?

For some time the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions get discounted in market prices.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolio’s performance between 1996 and 1999 benefited from agreements to limit the Portfolio’s expenses. Periods of less than one year are not annualized.

12

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-37.46%	-5.40%	0.61%	4.07%	5.68%	7/25/96	–
	Including Sales Charge	-40.90%	-7.16%	-0.52%	3.49%	5.20%

Class B Shares	Excluding Sales Charge	-37.94%	-6.11%	-0.17%	3.44%	5.17%	7/25/96	–
	Including Sales Charge	-40.80%	-7.27%	-0.54%	3.44%	5.17%

Class C Shares	Excluding Sales Charge	-37.96%	-6.12%	-0.14%	3.26%	4.81%	3/1/02	7/25/96
	Including Sales Charge	-38.53%	-6.12%	-0.14%	3.26%	4.81%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	5.00%	5.88%

S&P 500[3]		-36.10%	-5.21%	0.26%	0.40%	5.19%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	1.05%	5.30%

Morningstar Large Blend		-37.17%	-6.07%	-0.27%	0.89%	3.90%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			1.33%		1.33%
Class B Shares			2.09%		2.09%
Class C Shares			2.08%		2.08%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -25.18% (1-year); 4.67% (5-year); 6.16% (10-year); 6.97% (since inception) Class B Shares: -25.08% (1-year); 4.72% (5-year); 6.11% (10-year); 6.94% (since inception) Class C Shares: -22.18% (1-year); 5.09% (5-year); 5.92% (10-year); 6.58% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

13

Principal LifeTime 2010 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

A majority of this Fund is invested in fixed income, which contributed positively to performance on a relative basis as fixed-income securities significantly outperformed equities for the 12-month period. Other positives for the period included the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperforming the MSCI REIT Index, and the International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperforming the MSCI EAFE Index.

On the negative side, despite outperforming the Merrill Lynch Hybrid Preferred Securities Index, the Preferred Securities Fund detracted from performance. The High Yield Fund I also hurt performance, although historically both of these underlying funds have added value and diversification to the Principal LifeTime Funds. As a whole, the fixed-income funds struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral during the fiscal year. The International Emerging Markets Fund, which had performed well within Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2010 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund. Additionally, we are currently evaluating our options regarding the management of the Inflation Protection Fund used in the Fund.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

14

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-31.75%	-5.50%	-0.27%	0.64%	6/28/05	3/1/01
	Including Sales Charge	-35.51%	-7.25%	-1.39%	-0.10%

Class C Shares	Excluding Sales Charge	-32.22%	-6.05%	-0.61%	0.43%	1/16/07	3/1/01
	Including Sales Charge	-32.87%	-6.05%	-0.61%	0.43%

S&P 500[3]		-36.10%	-5.21%	0.26%	-1.43%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.71%

MSCI EAFE Index[3]		-46.62%	-5.26%	3.60%	0.91%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	-0.87%

Principal LifeTime 2010 Blended Index[3]		-23.25%	-1.89%	1.76%	–

Morningstar Target-Date 2000–2014		-23.56%	-2.37%	1.26%	1.17%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.23%		1.15%
Class C Shares		2.91%		1.90%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -23.48% (1-year); 2.11% (5-year); 1.89% (since inception) Class C Shares: -20.36% (1-year); 2.93% (5-year); 2.44% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Principal LifeTime Blended Indices only have historical data to 4/30/01. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2010 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

15

Principal LifeTime 2020 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns during the period. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2020 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

16

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-35.25%	-5.56%	0.08%	0.68%	6/28/05	3/1/01
	Including Sales Charge	-38.80%	-7.32%	-1.04%	-0.06%

Class B Shares	Excluding Sales Charge	-35.71%	-6.26%	-0.68%	-0.08%	6/28/05	3/1/01
	Including Sales Charge	-38.79%	-7.43%	-1.04%	-0.08%

Class C Shares	Excluding Sales Charge	-35.75%	-6.20%	-0.28%	0.49%	1/16/07	3/1/01
	Including Sales Charge	-36.37%	-6.20%	-0.28%	0.49%

S&P 500[3]		-36.10%	-5.21%	0.26%	-1.43%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.71%

MSCI EAFE Index[3]		-46.62%	-5.26%	3.60%	0.91%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	-0.87%

Principal LifeTime 2020 Blended Index[3]		-28.40%	-2.85%	1.61%	–

Morningstar Target-Date 2015–2029		-32.34%	-4.42%	0.54%	0.50%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.33%		1.20%
Class B Shares		2.25%		1.95%
Class C Shares		2.91%		1.95%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -25.56% (1-year); 3.03% (5-year); 2.22% (since inception) Class B Shares: -25.56% (1-year); 3.05% (5-year); 2.20% (since inception) Class C Shares: -22.62% (1-year); 3.82% (5-year); 2.79% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Principal LifeTime Blended Indices only have historical data to 4/30/01. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2020 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

17

Principal LifeTime 2030 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2030 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

18

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-37.66%	-5.96%	0.03%	0.23%	6/28/05	3/1/01
	Including Sales Charge	-41.08%	-7.71%	-1.08%	-0.50%

Class B Shares	Excluding Sales Charge	-38.04%	-6.59%	-0.66%	-0.49%	6/28/05	3/1/01
	Including Sales Charge	-41.01%	-7.75%	-1.03%	-0.49%

Class C Shares	Excluding Sales Charge	-38.06%	-6.51%	-0.26%	0.09%	1/16/07	3/1/01
	Including Sales Charge	-38.65%	-6.51%	-0.26%	0.09%

S&P 500[3]		-36.10%	-5.21%	0.26%	-1.43%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.71%

MSCI EAFE Index[3]		-46.62%	-5.26%	3.60%	0.91%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	-0.87%

Principal LifeTime 2030 Blended Index[3]		-31.83%	-3.77%	1.29%	–

Morningstar Target-Date 2030+		-38.53%	-6.33%	0.18%	-0.41%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.49%		1.23%
Class B Shares		2.39%		1.98%
Class C Shares		2.91%		1.98%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -27.05% (1-year); 3.41% (5-year); 1.95% (since inception) Class B Shares: -27.05% (1-year); 3.47% (5-year); 1.96% (since inception) Class C Shares: -24.00% (1-year); 4.29% (5-year); 2.58% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Principal LifeTime Blended Indices only have historical data to 4/30/01. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2030 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

19

Principal LifeTime 2040 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2040 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

20

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-39.41%	-6.30%	-0.08%	0.11%	6/28/05	3/1/01
	Including Sales Charge	-42.75%	-8.06%	-1.20%	-0.62%

Class B Shares	Excluding Sales Charge	-39.79%	-6.98%	-0.79%	-0.61%	6/28/05	3/1/01
	Including Sales Charge	-42.68%	-8.12%	-1.15%	-0.61%

Class C Shares	Excluding Sales Charge	-39.80%	-6.89%	-0.39%	-0.03%	1/16/07	3/1/01
	Including Sales Charge	-40.38%	-6.89%	-0.39%	-0.03%

S&P 500[3]		-36.10%	-5.21%	0.26%	-1.43%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.71%

MSCI EAFE Index[3]		-46.62%	-5.26%	3.60%	0.91%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	-0.87%

Principal LifeTime 2040 Blended Index[3]		-34.23%	-4.33%	1.19%	–

Morningstar Target-Date 2030+		-38.53%	-6.33%	0.18%	-0.41%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.68%		1.25%
Class B Shares		2.60%		2.00%
Class C Shares		4.21%		2.00%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -28.09% (1-year); 3.65% (5-year); 1.99% (since inception) Class B Shares: -28.05% (1-year); 3.73% (5-year); 2.00% (since inception) Class C Shares: -25.17% (1-year); 4.52% (5-year); 2.60% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Principal LifeTime Blended Indices only have historical data to 4/30/01. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2040 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

21

Principal LifeTime 2050 Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns during the period. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2050 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

22

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-40.22%	-6.46%	-0.06%	-0.58%	6/28/05	3/1/01
	Including Sales Charge	-43.50%	-8.20%	-1.20%	-1.31%

Class B Shares	Excluding Sales Charge	-40.67%	-7.06%	-0.34%	-0.68%	3/15/06	3/1/01
	Including Sales Charge	-43.51%	-8.20%	-0.70%	-0.68%

Class C Shares	Excluding Sales Charge	-40.62%	-7.04%	-0.33%	-0.67%	1/16/07	3/1/01
	Including Sales Charge	-41.19%	-7.04%	-0.33%	-0.67%

S&P 500[3]		-36.10%	-5.21%	0.26%	-1.43%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.71%

MSCI EAFE Index[3]		-46.62%	-5.26%	3.60%	0.91%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	-0.87%

Principal LifeTime 2050 Blended Index[3]		-35.45%	-4.40%	1.40%	–

Morningstar Target-Date 2030+		-38.53%	-6.33%	0.18%	-0.41%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.86%		1.26%
Class B Shares		3.79%		2.01%
Class C Shares		6.07%		2.01%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -28.53% (1-year); 3.96% (5-year); 1.36% (since inception) Class B Shares: -28.54% (1-year); 4.53% (5-year); 2.02% (since inception) Class C Shares: -25.67% (1-year); 4.87% (5-year); 2.03% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Principal LifeTime Blended Indices only have historical data to 4/30/01. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime 2050 Blended Index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

23

Principal LifeTime Strategic Income Fund

Portfolio Managers:

Dirk Laschanzky, CFA David Blake, CFA Tim Dunbar Principal Global Investors, LLC	James Fennessey, CFA Michael Finnegan, CFA Randy Welch Principal Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

A majority of this Fund is invested in fixed income, which contributed positively to performance on a relative basis as fixed-income securities significantly outperformed equities for the 12-month period. Other positives for the period included the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperforming the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperforming the MSCI EAFE Index.

On the negative side, despite outperforming the Merrill Lynch Hybrid Preferred Securities Index, the Preferred Securities Fund detracted from performance. The High Yield Fund I also hurt performance, although historically both of these underlying funds have added value and diversification to the Principal LifeTime Funds. As a whole, the fixed-income funds struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral during the fiscal year. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind during the period. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime Strategic Income Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital. Additionally, we are currently evaluating our options regarding the management of the Inflation Protection Fund used within the Fund.

See glossary on page 26 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

24

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Gross and net expense ratios reflect the total annual fund operating expenses of the investment option and its underlying funds. Returns displayed are based on net total investment expense.

Equity investment options involve greater risk, including heightened volatility, than fixed-income investment options. Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-23.06%	-4.01%	0.27%	1.16%	6/28/05	3/1/01
	Including Sales Charge	-26.52%	-5.46%	-0.65%	0.56%

Class B Shares	Excluding Sales Charge	-23.73%	-4.70%	-0.14%	0.91%	3/15/06	3/1/01
	Including Sales Charge	-27.36%	-5.85%	-0.49%	0.91%

Class C Shares	Excluding Sales Charge	-23.63%	-4.62%	-0.09%	0.94%	1/16/07	3/1/01
	Including Sales Charge	-24.36%	-4.62%	-0.09%	0.94%

S&P 500[3]		-36.10%	-5.21%	0.26%	-1.43%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.71%

MSCI EAFE Index[3]		-46.62%	-5.26%	3.60%	0.91%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	-0.87%

Principal LifeTime Strategic Income Blended Index[3]		-10.34%	1.73%	3.54%	–

Morningstar Target-Date 2000–2014		-23.56%	-2.37%	1.26%	1.17%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.22%		1.05%
Class B Shares		6.12%		1.80%
Class C Shares		4.03%		1.80%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -17.72% (1-year); 1.79% (5-year); 1.93% (since inception) Class B Shares: -18.57% (1-year); 2.00% (5-year); 2.32% (since inception) Class C Shares: -15.34% (1-year); 2.38% (5-year); 2.34% (since inception)

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/28/01. Principal LifeTime Blended Indices only have historical data to 4/30/01. Indices are unmanaged, and individuals cannot invest directly in an index. The Principal LifeTime Strategic Income Blended Index is now the benchmark against which the Fund measures its performance.

The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy.

25

Glossary

Capital Market Benchmark:

A benchmark intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: SAM Flexible Income Portfolio: 20% S&P 500 and 80% Barclays Capital Aggregate Bond Index; SAM Conservative Balanced Portfolio: 40% S&P 500 and 60% Barclays Capital Aggregate Bond Index; SAM Balanced Portfolio: 60% S&P 500 and 40% Barclays Capital Aggregate Bond Index; and SAM Conservative Growth Portfolio: 80% S&P 500 and 20% Barclays Capital Aggregate Bond Index.

Barclays Capital Aggregate Bond Index:

(Formerly known as Lehman Brothers Aggregate Bond Index.)

A broad-based index intended to represent the U.S. fixed-income market.

Morgan Stanley Capital International (MSCI) EAFE Index:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

Morningstar Conservative Allocation Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds with 20–50% invested in equities and 50–80% invested in fixed income and cash.

Morningstar Large Blend Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Moderate Allocation Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Target-Date Categories:

Portfolios in these categories provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

26

Glossary

Principal LifeTime 2010 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2010 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2020 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2030 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2030 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2040 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2050 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2050 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime Strategic Income Fund.

Russell 3000® Index:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

27

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. October 31, 2008 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008 to	Beginning	Account Value	May 1, 2008 to
	Account Value	October 31,	October 31,	Account Value	October 31,	October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008(a)	Expense Ratio

Principal LifeTime 2010 Fund
Class A	$1,000.00	$738.61	$2.19	$1,000.00	$1,022.62	$2.54	0.50%
Class C	1,000.00	736.38	5.46	1,000.00	1,018.85	6.34	1.25
Principal LifeTime 2020 Fund
Class A	1,000.00	708.33	2.15	1,000.00	1,022.62	2.54	0.50
Class B	1,000.00	705.75	5.36	1,000.00	1,018.85	6.34	1.25
Class C	1,000.00	705.93	5.36	1,000.00	1,018.85	6.34	1.25
Principal LifeTime 2030 Fund
Class A	1,000.00	687.88	2.12	1,000.00	1,022.62	2.54	0.50
Class B	1,000.00	686.32	5.30	1,000.00	1,018.85	6.34	1.25
Class C	1,000.00	685.37	5.30	1,000.00	1,018.85	6.34	1.25
Principal LifeTime 2040 Fund
Class A	1,000.00	673.41	2.10	1,000.00	1,022.62	2.54	0.50
Class B	1,000.00	671.95	5.25	1,000.00	1,018.85	6.34	1.25
Class C	1,000.00	671.42	5.25	1,000.00	1,018.85	6.34	1.25
Principal LifeTime 2050 Fund
Class A	1,000.00	666.67	2.09	1,000.00	1,022.62	2.54	0.50
Class B	1,000.00	664.36	5.23	1,000.00	1,018.85	6.34	1.25
Class C	1,000.00	664.62	5.23	1,000.00	1,018.85	6.34	1.25
Principal LifeTime Strategic Income
Fund
Class A	1,000.00	810.83	2.28	1,000.00	1,022.62	2.54	0.50
Class B	1,000.00	807.63	5.68	1,000.00	1,018.85	6.34	1.25
Class C	1,000.00	807.76	5.68	1,000.00	1,018.85	6.34	1.25

28

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008 to	Beginning	Account Value	May 1, 2008 to
	Account Value	October 31,	October 31,	Account Value	October 31,	October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008(a)	Expense Ratio

SAM Balanced Portfolio
Class A	$1,000.00	$774.79	$3.03	$1,000.00	$1,021.72	$3.46	0.68%
Class B	1,000.00	771.90	6.37	1,000.00	1,017.95	7.25	1.43
Class C	1,000.00	772.69	6.33	1,000.00	1,018.00	7.20	1.42
SAM Conservative Balanced Portfolio
Class A	1,000.00	824.21	3.16	1,000.00	1,021.67	3.51	0.69
Class B	1,000.00	820.68	6.54	1,000.00	1,017.95	7.25	1.43
Class C	1,000.00	820.97	6.50	1,000.00	1,018.00	7.20	1.42
SAM Conservative Growth Portfolio
Class A	1,000.00	724.66	3.03	1,000.00	1,021.62	3.56	0.70
Class B	1,000.00	721.79	6.23	1,000.00	1,017.90	7.30	1.44
Class C	1,000.00	721.39	6.27	1,000.00	1,017.85	7.35	1.45
SAM Flexible Income Portfolio
Class A	1,000.00	856.53	3.22	1,000.00	1,021.67	3.51	0.69
Class B	1,000.00	852.98	6.66	1,000.00	1,017.95	7.25	1.43
Class C	1,000.00	853.17	6.61	1,000.00	1,018.00	7.20	1.42
SAM Strategic Growth Portfolio
Class A	1,000.00	695.01	3.15	1,000.00	1,021.42	3.76	0.74
Class B	1,000.00	692.45	6.25	1,000.00	1,017.75	7.46	1.47
Class C	1,000.00	691.99	6.29	1,000.00	1,017.70	7.51	1.48

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

29

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund	2020 Fund	2030 Fund

Investment in affiliated securities--at cost	$ 1,956,015	$ 4,364,804	$ 3,792,246

Assets
Investment in affiliated securities--at value	$ 1,379,064	$ 3,024,590	$ 2,594,004
Receivables:
Capital Shares sold	1,554	4,052	5,183
Dividends and interest	2,198	3,502	2,017
Expense reimbursement from Manager	10	13	3
Expense reimbursement from Underwriter	8	18	15

Total Assets	1,382,834	3,032,175	2,601,222
Liabilities
Accrued management and investment advisory fees	149	319	273
Accrued administrative service fees	39	80	68
Accrued distribution fees	120	258	215
Accrued service fees	48	96	81
Accrued transfer agent fees	31	92	113
Accrued directors' expenses	5	7	6
Accrued other expenses	39	58	58
Payables:
Capital Shares reacquired	452	310	344

Total Liabilities	883	1,220	1,158

Net Assets Applicable to Outstanding Shares	$ 1,381,951	$ 3,030,955	$ 2,600,064

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,884,057	$ 4,221,233	$ 3,678,960
Accumulated undistributed (overdistributed) net investment income (operating loss)	32,591	40,575	19,951
Accumulated undistributed (overdistributed) net realized gain (loss)	42,254	109,361	99,395
Net unrealized appreciation (depreciation) of investments	(576,951)	(1,340,214)	(1,198,242)

Total Net Assets	$ 1,381,951	$ 3,030,955	$ 2,600,064

Capital Stock (par value: $.01 a share):
Shares authorized	585,000	760,000	760,000
Net Asset Value Per Share:
Class A: Net Assets	$ 27,444	$ 49,723	$ 33,002
Shares Issued and Outstanding	2,969	5,317	3,636
Net Asset Value per share	$ 9.24	$ 9.35	$ 9.08
Maximum Offering Price	$ 9.78 (a)	$ 9.89 (a)	$ 9.61 (a)

Class B: Net Assets	N/A	$ 7,264	$ 6,193
Shares Issued and Outstanding		779	682
Net Asset Value per share		$ 9.33 (b)	$ 9.08 (b)

Class C: Net Assets	$ 3,856	$ 5,572	$ 5,689
Shares Issued and Outstanding	420	600	629
Net Asset Value per share	$ 9.19 (b)	$ 9.29 (b)	$ 9.04 (b)

Class J: Net Assets	$ 185,729	$ 412,169	$ 344,061
Shares Issued and Outstanding	20,262	44,480	38,113
Net Asset Value per share	$ 9.17 (b)	$ 9.27 (b)	$ 9.03 (b)

Institutional: Net Assets	$ 846,470	$ 1,904,751	$ 1,659,024
Shares Issued and Outstanding	91,760	204,334	183,012
Net Asset Value per share	$ 9.22	$ 9.32	$ 9.07

R-1: Net Assets	$ 16,907	$ 35,642	$ 27,323
Shares Issued and Outstanding	1,850	3,855	3,039
Net Asset Value per share	$ 9.14	$ 9.25	$ 8.99

R-2: Net Assets	$ 37,240	$ 78,445	$ 67,038
Shares Issued and Outstanding	4,092	8,523	7,470
Net Asset Value per share	$ 9.10	$ 9.20	$ 8.97

R-3: Net Assets	$ 75,999	$ 159,254	$ 141,078
Shares Issued and Outstanding	8,324	17,234	15,643
Net Asset Value per share	$ 9.13	$ 9.24	$ 9.02

R-4: Net Assets	$ 47,919	$ 110,340	$ 103,030
Shares Issued and Outstanding	5,234	11,916	11,173
Net Asset Value per share	$ 9.16	$ 9.26	$ 9.22

R-5: Net Assets	$ 140,387	$ 267,795	$ 213,626
Shares Issued and Outstanding	15,300	28,857	23,604
Net Asset Value per share	$ 9.18	$ 9.28	$ 9.05

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

30

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands, except per share amounts	2040 Fund	2050 Fund	Fund

Investment in affiliated securities--at cost	$ 2,022,584	$ 822,591	$ 618,989

Assets
Investment in affiliated securities--at value	$ 1,362,070	$ 550,500	$ 466,786
Receivables:
Capital Shares sold	3,769	2,099	586
Dividends and interest	641	169	1,083
Expense reimbursement from Manager	4	4	14
Expense reimbursement from Underwriter	6	1	3

Total Assets	1,366,490	552,773	468,472
Liabilities
Accrued management and investment advisory fees	142	57	51
Accrued administrative service fees	32	12	13
Accrued distribution fees	100	28	45
Accrued service fees	39	14	16
Accrued transfer agent fees	88	37	17
Accrued directors' expenses	2	–	–
Accrued other expenses	46	30	29
Payables:
Capital Shares reacquired	121	37	203

Total Liabilities	570	215	374

Net Assets Applicable to Outstanding Shares	$ 1,365,920	$ 552,558	$ 468,098

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,970,191	$ 801,328	$ 594,852
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,682	944	19,968
Accumulated undistributed (overdistributed) net realized gain (loss)	51,561	22,377	5,481
Net unrealized appreciation (depreciation) of investments	(660,514)	(272,091)	(152,203)

Total Net Assets	$ 1,365,920	$ 552,558	$ 468,098

Capital Stock (par value: $.01 a share):
Shares authorized	575,000	500,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$ 19,918	$ 11,391	$ 17,473
Shares Issued and Outstanding	2,217	1,306	1,854
Net Asset Value per share	$ 8.99	$ 8.72	$ 9.43
Maximum Offering Price	$ 9.51 (a)	$ 9.23 (a)	$ 9.87 (b)

Class B: Net Assets	$ 4,794	$ 1,496	$ 816
Shares Issued and Outstanding	538	173	87
Net Asset Value per share	$ 8.91 (c)	$ 8.63 (c)	$ 9.32 (c)

Class C: Net Assets	$ 2,380	$ 1,260	$ 3,044
Shares Issued and Outstanding	266	145	325
Net Asset Value per share	$ 8.95 (c)	$ 8.68 (c)	$ 9.37 (c)

Class J: Net Assets	$ 152,176	$ 30,460	$ 60,289
Shares Issued and Outstanding	16,860	3,571	6,464
Net Asset Value per share	$ 9.03 (c)	$ 8.53 (c)	$ 9.33 (c)

Institutional: Net Assets	$ 921,180	$ 415,945	$ 287,888
Shares Issued and Outstanding	101,293	47,820	30,636
Net Asset Value per share	$ 9.09	$ 8.70	$ 9.40

R-1: Net Assets	$ 15,457	$ 5,320	$ 6,026
Shares Issued and Outstanding	1,716	617	647
Net Asset Value per share	$ 9.01	$ 8.62	$ 9.32

R-2: Net Assets	$ 32,121	$ 13,857	$ 17,792
Shares Issued and Outstanding	3,571	1,610	1,913
Net Asset Value per share	$ 8.99	$ 8.61	$ 9.30

R-3: Net Assets	$ 69,607	$ 22,153	$ 24,573
Shares Issued and Outstanding	7,727	2,566	2,642
Net Asset Value per share	$ 9.01	$ 8.63	$ 9.30

R-4: Net Assets	$ 49,106	$ 18,841	$ 16,933
Shares Issued and Outstanding	5,442	2,176	1,814
Net Asset Value per share	$ 9.02	$ 8.66	$ 9.33

R-5: Net Assets	$ 99,181	$ 31,835	$ 33,264
Shares Issued and Outstanding	10,945	3,670	3,547
Net Asset Value per share	$ 9.06	$ 8.67	$ 9.38

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

31

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands, except per share amounts	Portfolio	Balanced Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 3,718,307	$ 637,941	$ 2,926,958

Assets
Investment in affiliated securities--at value	$ 3,162,301	$ 552,882	$ 2,407,426
Receivables:
Capital Shares sold	5,136	601	2,173
Dividends and interest	7,083	1,807	2,579
Expense reimbursement from Manager	32	11	16
Expense reimbursement from Underwriter	2	1	1

Total Assets	3,174,554	555,302	2,412,195
Liabilities
Accrued management and investment advisory fees	931	162	706
Accrued administrative service fees	1	–	1
Accrued distribution fees	1,605	289	1,269
Accrued service fees	1	1	1
Accrued transfer agent fees	948	138	878
Accrued directors' expenses	9	–	7
Accrued other expenses	262	62	225
Payables:
Capital Shares reacquired	7,142	1,733	4,068

Total Liabilities	10,899	2,385	7,155

Net Assets Applicable to Outstanding Shares	$ 3,163,655	$ 552,917	$ 2,405,040

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,517,767	$ 622,371	$ 2,702,988
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,129	1,303	15,627
Accumulated undistributed (overdistributed) net realized gain (loss)	196,765	14,302	205,957
Net unrealized appreciation (depreciation) of investments	(556,006)	(85,059)	(519,532)

Total Net Assets	$ 3,163,655	$ 552,917	$ 2,405,040

Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000	855,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,685,305	$ 247,297	$ 1,204,478
Shares Issued and Outstanding	155,460	27,989	104,058
Net Asset Value per share	$ 10.84	$ 8.84	$ 11.58
Maximum Offering Price	$ 11.47 (a)	$ 9.35 (a)	$ 12.25 (a)

Class B: Net Assets	$ 748,701	$ 107,873	$ 545,926
Shares Issued and Outstanding	69,254	12,232	49,072
Net Asset Value per share	$ 10.81 (b)	$ 8.82 (b)	$ 11.13 (b)

Class C: Net Assets	$ 639,449	$ 149,913	$ 590,888
Shares Issued and Outstanding	59,499	17,079	53,565
Net Asset Value per share	$ 10.75 (b)	$ 8.78 (b)	$ 11.03 (b)

Class J: Net Assets	$ 58,350	$ 26,828	$ 37,408
Shares Issued and Outstanding	5,486	3,059	3,286
Net Asset Value per share	$ 10.64 (b)	$ 8.77 (b)	$ 11.39 (b)

Institutional: Net Assets	$ 21,448	$ 16,825	$ 16,776
Shares Issued and Outstanding	1,998	1,916	1,465
Net Asset Value per share	$ 10.74	$ 8.78	$ 11.45

R-1: Net Assets	$ 1,064	$ 285	$ 1,078
Shares Issued and Outstanding	99	32	95
Net Asset Value per share	$ 10.73	$ 8.78	$ 11.36

R-2: Net Assets	$ 146	$ 545	$ 939
Shares Issued and Outstanding	14	62	83
Net Asset Value per share	$ 10.73	$ 8.78	$ 11.37

R-3: Net Assets	$ 3,627	$ 1,059	$ 1,487
Shares Issued and Outstanding	338	121	130
Net Asset Value per share	$ 10.73	$ 8.78	$ 11.40

R-4: Net Assets	$ 1,874	$ 1,413	$ 2,352
Shares Issued and Outstanding	174	161	206
Net Asset Value per share	$ 10.74	$ 8.78	$ 11.41

R-5: Net Assets	$ 3,691	$ 879	$ 3,708
Shares Issued and Outstanding	344	100	325
Net Asset Value per share	$ 10.74	$ 8.78	$ 11.42

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

32

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio

Investment in affiliated securities--at cost	$ 765,280	$ 1,862,169

Assets
Investment in affiliated securities--at value	$ 680,200	$ 1,474,245
Receivables:
Capital Shares sold	975	1,759
Dividends and interest	2,742	574
Expense reimbursement from Manager	4	16
Expense reimbursement from Underwriter	–	2

Total Assets	683,921	1,476,596
Liabilities
Accrued management and investment advisory fees	201	430
Accrued distribution fees	355	773
Accrued service fees	1	1
Accrued transfer agent fees	183	715
Accrued directors' expenses	–	4
Accrued other expenses	68	180
Payables:
Capital Shares reacquired	2,235	3,055

Total Liabilities	3,043	5,158

Net Assets Applicable to Outstanding Shares	$ 680,878	$ 1,471,438

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 759,560	$ 1,745,329
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,106	196
Accumulated undistributed (overdistributed) net realized gain (loss)	4,292	113,837
Net unrealized appreciation (depreciation) of investments	(85,080)	(387,924)

Total Net Assets	$ 680,878	$ 1,471,438

Capital Stock (par value: $.01 a share):
Shares authorized	955,000	1,055,000
Net Asset Value Per Share:
Class A: Net Assets	$ 349,745	$ 729,591
Shares Issued and Outstanding	36,821	59,523
Net Asset Value per share	$ 9.50	$ 12.26
Maximum Offering Price	$ 9.95 (a)	$ 12.97 (b)

Class B: Net Assets	$ 175,763	$ 343,364
Shares Issued and Outstanding	18,531	29,732
Net Asset Value per share	$ 9.48 (c)	$ 11.55 (c)

Class C: Net Assets	$ 139,041	$ 344,700
Shares Issued and Outstanding	14,739	29,785
Net Asset Value per share	$ 9.43 (c)	$ 11.57 (c)

Class J: Net Assets	$ 9,523	$ 40,275
Shares Issued and Outstanding	1,007	3,342
Net Asset Value per share	$ 9.46 (c)	$ 12.05 (c)

Institutional: Net Assets	$ 4,929	$ 9,008
Shares Issued and Outstanding	520	743
Net Asset Value per share	$ 9.48	$ 12.12

R-1: Net Assets	$ 104	$ 988
Shares Issued and Outstanding	11	82
Net Asset Value per share	$ 9.47	$ 12.02

R-2: Net Assets	$ 114	$ 290
Shares Issued and Outstanding	12	24
Net Asset Value per share	$ 9.48	$ 12.03

R-3: Net Assets	$ 569	$ 1,011
Shares Issued and Outstanding	60	84
Net Asset Value per share	$ 9.47	$ 12.06

R-4: Net Assets	$ 528	$ 1,134
Shares Issued and Outstanding	56	94
Net Asset Value per share	$ 9.47	$ 12.07

R-5: Net Assets	$ 562	$ 1,077
Shares Issued and Outstanding	59	89
Net Asset Value per share	$ 9.47	$ 12.09

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

33

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 75,530	$ 136,259	$ 108,433

Total Income	75,530	136,259	108,433
Expenses:
Management and investment advisory fees	2,190	4,497	3,905
Distribution fees - Class A	89	153	103
Distribution fees - Class B	N/A	102	86
Distribution fees - Class C	57	77	75
Distribution fees - Class J	1,207	2,506	2,067
Distribution fees - R-1	59	135	110
Distribution fees - R-2	154	309	275
Distribution fees - R-3	223	459	414
Distribution fees - R-4	59	129	125
Administrative service fees - R-1	48	108	87
Administrative service fees - R-2	102	206	183
Administrative service fees - R-3	134	275	249
Administrative service fees - R-4	76	169	163
Administrative service fees - R-5	186	354	279
Registration fees - Class A	14	16	18
Registration fees - Class B	N/A	14	14
Registration fees - Class C	16	16	15
Registration fees - Class J	31	44	43
Service fees - R-1	43	97	78
Service fees - R-2	128	257	229
Service fees - R-3	152	312	282
Service fees - R-4	88	194	188
Service fees - R-5	253	483	381
Shareholder reports - Class A	2	3	4
Shareholder reports - Class B	N/A	1	1
Shareholder reports - Class C	–	1	1
Shareholder reports - Class J	8	22	27
Transfer agent fees - Class A	41	85	85
Transfer agent fees - Class B	N/A	19	20
Transfer agent fees - Class C	9	14	16
Transfer agent fees - Class J	80	242	321
Directors' expenses	42	81	70
Professional fees	14	14	14
Other expenses	27	53	45

Total Gross Expenses	5,532	11,447	9,973
Less: Reimbursement from Manager - Class A	14	28	57
Less: Reimbursement from Manager - Class B	N/A	21	24
Less: Reimbursement from Manager - Class C	18	21	22
Less: Reimbursement from Underwriter - Class J	131	273	225

Total Net Expenses	5,369	11,104	9,645

Net Investment Income (Operating Loss)	70,161	125,155	98,788

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(34,452)	(68,548)	(62,203)
Other investment companies - affiliated	76,887	178,148	161,820
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(755,873)	(1,787,703)	(1,643,609)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(713,438)	(1,678,103)	(1,543,992)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (643,277)	$ (1,552,948)	$ (1,445,204)

See accompanying notes.

34

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2040 Fund	2050 Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 51,480	$ 20,828	$ 30,282

Total Income	51,480	20,828	30,282
Expenses:
Management and investment advisory fees	2,007	825	706
Distribution fees - Class A	63	36	52
Distribution fees - Class B	61	20	8
Distribution fees - Class C	34	18	31
Distribution fees - Class J	885	186	390
Distribution fees - R-1	59	21	30
Distribution fees - R-2	128	54	71
Distribution fees - R-3	196	64	71
Distribution fees - R-4	53	21	17
Administrative service fees - R-1	48	17	24
Administrative service fees - R-2	85	36	47
Administrative service fees - R-3	117	39	43
Administrative service fees - R-4	69	27	21
Administrative service fees - R-5	127	41	44
Registration fees - Class A	15	14	14
Registration fees - Class B	14	16	15
Registration fees - Class C	16	16	16
Registration fees - Class J	34	15	16
Service fees - R-1	42	15	21
Service fees - R-2	107	45	59
Service fees - R-3	133	44	48
Service fees - R-4	80	31	25
Service fees - R-5	173	56	60
Shareholder reports - Class A	3	3	1
Shareholder reports - Class B	1	1	–
Shareholder reports - Class J	18	5	3
Transfer agent fees - Class A	75	58	29
Transfer agent fees - Class B	18	10	6
Transfer agent fees - Class C	12	11	7
Transfer agent fees - Class J	243	75	33
Directors' expenses	37	17	15
Professional fees	14	14	14
Other expenses	23	9	9

Total Gross Expenses	4,990	1,860	1,946
Less: Reimbursement from Manager - Class A	63	57	19
Less: Reimbursement from Manager - Class B	26	24	20
Less: Reimbursement from Manager - Class C	24	25	19
Less: Reimbursement from Manager - Class J	–	1	–
Less: Reimbursement from Underwriter - Class J	96	20	43

Total Net Expenses	4,781	1,733	1,845

Net Investment Income (Operating Loss)	46,699	19,095	28,437

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(32,237)	(13,826)	(6,911)
Other investment companies - affiliated	83,936	36,321	12,628
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(884,754)	(372,036)	(176,685)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(833,055)	(349,541)	(170,968)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (786,356)	$ (330,446)	$ (142,531)

See accompanying notes.

35

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 175,019	$ 29,144	$ 123,857

Total Income	175,019	29,144	123,857
Expenses:
Management and investment advisory fees	13,693	2,067	10,951
Distribution fees - Class A	5,707	757	4,262
Distribution fees - Class B	11,218	1,421	8,581
Distribution fees - Class C	8,528	1,775	8,411
Distribution fees - Class J	129	58	107
Distribution fees - R-1	2	1	2
Distribution fees - R-2	–	1	2
Distribution fees - R-3	7	2	3
Distribution fees - R-4	2	2	3
Administrative service fees - R-1	2	1	2
Administrative service fees - R-2	–	1	1
Administrative service fees - R-3	4	1	2
Administrative service fees - R-4	2	2	4
Administrative service fees - R-5	1	–	–
Registration fees - Class A	48	22	38
Registration fees - Class B	14	14	14
Registration fees - Class C	27	17	39
Registration fees - Class J	19	18	18
Service fees - R-1	2	1	2
Service fees - R-2	–	1	2
Service fees - R-3	5	2	2
Service fees - R-4	2	2	4
Service fees - R-5	1	–	–
Shareholder reports - Class A	195	23	138
Shareholder reports - Class B	133	14	95
Shareholder reports - Class C	57	12	71
Shareholder reports - Class J	2	1	2
Transfer agent fees - Class A	1,879	276	1,634
Transfer agent fees - Class B	1,008	136	864
Transfer agent fees - Class C	626	136	784
Transfer agent fees - Class J	91	40	74
Directors' expenses	127	21	103
Professional fees	15	15	15
Other expenses	76	18	62

Total Gross Expenses	43,622	6,858	36,292
Less: Reimbursement from Manager - Class J	49	31	41
Less: Reimbursement from Underwriter - Class J	14	6	12

Total Net Expenses	43,559	6,821	36,239

Net Investment Income (Operating Loss)	131,460	22,323	87,618

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	35,052	(5)	(6,119)
Other investment companies - affiliated	203,710	19,734	234,276
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(1,644,920)	(184,901)	(1,631,559)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(1,406,158)	(165,172)	(1,403,402)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,274,698)	$ (142,849)	$ (1,315,784)

See accompanying notes.

36

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ 38,437	$ 71,480

Total Income	38,437	71,480
Expenses:
Management and investment advisory fees	2,561	6,816
Distribution fees - Class A	1,021	2,609
Distribution fees - Class B	2,333	5,572
Distribution fees - Class C	1,526	5,087
Distribution fees - Class J	16	118
Distribution fees - R-1	–	2
Distribution fees - R-2	–	1
Distribution fees - R-3	1	3
Distribution fees - R-4	–	1
Administrative service fees - R-1	–	2
Administrative service fees - R-3	1	2
Administrative service fees - R-4	1	2
Registration fees - Class A	22	28
Registration fees - Class B	19	20
Registration fees - Class C	23	28
Registration fees - Class J	17	23
Service fees - R-1	–	2
Service fees - R-3	1	2
Service fees - R-4	1	2
Shareholder reports - Class A	38	113
Shareholder reports - Class B	30	74
Shareholder reports - Class C	11	56
Shareholder reports - Class J	–	3
Transfer agent fees - Class A	345	1,355
Transfer agent fees - Class B	207	705
Transfer agent fees - Class C	114	623
Transfer agent fees - Class J	21	101
Directors' expenses	25	65
Professional fees	15	15
Other expenses	13	39

Total Gross Expenses	8,362	23,469
Less: Reimbursement from Manager - Class J	30	69
Less: Reimbursement from Underwriter - Class J	2	13

Total Net Expenses	8,330	23,387

Net Investment Income (Operating Loss)	30,107	48,093

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(2,194)	(25,560)
Other investment companies - affiliated	16,361	164,178
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(171,395)	(1,121,431)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(157,228)	(982,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (127,121)	$ (934,720)

See accompanying notes.

37

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2010 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 70,161		$ 42,330
Net realized gain (loss) from investment transactions and foreign currency transactions								42,435		30,078
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(755,873)		76,638

		Net Increase (Decrease) in Net Assets Resulting from Operations						(643,277)		149,046

Dividends and Distributions to Shareholders
From net investment income								(63,007)		(34,147)
From net realized gain on investments								(30,198)		(6,044)

				Total Dividends and Distributions				(93,205)		(40,191)

Capital Share Transactions
Net increase (decrease) in capital share transactions								309,601		620,817
Redemption fees - Class C								1		–
Redemption fees - Class J								7		2

				Total increase (decrease) in net assets				(426,873)		729,674

Net Assets
Beginning of period								1,808,824		1,079,150

End of period (including undistributed net investment income as set forth below)							$ 1,381,951		$ 1,808,824

Undistributed (overdistributed) net investment income (operating loss)							$ 32,591		$ 25,438

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 19,908	$ 2,971	$ 73,172	$ 259,325	$ 12,661	$ 13,170	$ 41,284	$ 31,654	$ 92,487
Reinvested	1,597	237	13,667	59,216	649	2,456	4,215	2,867	8,262
Redeemed	(13,200)	(2,574)	(80,497)	(136,316)	(3,231)	(11,459)	(19,440)	(21,373)	(42,107)

Net Increase (Decrease)	$ 8,305	$ 634	$ 6,342	$ 182,225	$ 10,079	$ 4,167	$ 26,059	$ 13,148	$ 58,642

Shares:
Sold	1,638	239	5,977	20,862	1,055	1,065	3,438	2,606	7,572
Reinvested	121	18	1,046	4,525	50	189	324	220	633
Redeemed	(1,128)	(225)	(7,046)	(12,204)	(285)	(995)	(1,666)	(1,792)	(3,681)

Net Increase (Decrease)	631	32	(23)	13,183	820	259	2,096	1,034	4,524

Year Ended October 31, 2007
Dollars:
Sold	$ 17,247	$ 5,619	$ 106,022	$ 376,536	$ 9,983	$ 21,624	$ 57,134	$ 41,949	$ 83,120
Reinvested	600	–	6,325	26,202	216	1,162	1,654	977	3,051
Redeemed	(4,058)	(371)	(35,349)	(22,171)	(2,673)	(8,907)	(26,748)	(13,880)	(24,447)

Net Increase (Decrease)	$ 13,789	$ 5,248	$ 76,998	$ 380,567	$ 7,526	$ 13,879	$ 32,040	$ 29,046	$ 61,724

Shares:
Sold	1,277	416	7,877	27,839	741	1,616	4,232	3,130	6,175
Reinvested	45	–	482	1,992	16	89	127	74	233
Redeemed	(299)	(28)	(2,625)	(1,631)	(201)	(672)	(1,975)	(1,036)	(1,812)

Net Increase (Decrease)	1,023	388	5,734	28,200	556	1,033	2,384	2,168	4,596

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,064) $	(150) $	(8,936) $	(40,726) $	(407) $	(1,567) $	(2,747) $	(1,896) $	(5,514)
From net realized gain on
investments	(550)	(93)	(4,747)	(18,490)	(242)	(889)	(1,468)	(971)	(2,748)

Total Dividends and Distributions $	(1,614) $	(243) $	(13,683) $	(59,216) $	(649) $	(2,456) $	(4,215) $	(2,867) $	(8,262)

Year Ended October 31, 2007
From net investment income $	(504) $	–	$ (5,252) $	(22,463) $	(181) $	(954) $	(1,369) $	(822) $	(2,602)
From net realized gain on
investments	(98)	–	(1,075)	(3,739)	(35)	(208)	(285)	(155)	(449)

Total Dividends and Distributions $	(602) $	–	$ (6,327) $	(26,202) $	(216) $	(1,162) $	(1,654) $	(977) $	(3,051)

See accompanying notes.

38

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2020 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 125,155		$ 68,255
Net realized gain (loss) from investment transactions and foreign currency transactions								109,600		71,838
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,787,703)		227,663

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,552,948)		367,756

Dividends and Distributions to Shareholders
From net investment income								(112,290)		(59,997)
From net realized gain on investments								(72,000)		(13,155)

					Total Dividends and Distributions			(184,290)		(73,152)

Capital Share Transactions
Net increase (decrease) in capital share transactions								1,112,129		1,369,868
Redemption fees - Class A								1		1
Redemption fees - Class J								11		4

					Total increase (decrease) in net assets			(625,097)		1,664,477

Net Assets
Beginning of period								3,656,052		1,991,575

End of period (including undistributed net investment income as set forth below)							$ 3,030,955		$ 3,656,052

Undistributed (overdistributed) net investment income (operating loss)							$ 40,575		$ 27,710

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 36,565	$ 2,838	$ 4,152	$ 172,017	$ 702,962	$ 20,177	$ 23,813	$ 84,687	$ 63,863	$ 151,820
Reinvested	2,545	427	285	27,089	117,974	1,537	4,681	8,348	5,927	15,396
Redeemed	(14,704)	(2,421)	(2,415)	(116,078)	(94,982)	(2,829)	(11,113)	(21,883)	(19,883)	(48,666)

Net Increase (Decrease)	$ 24,406	$ 844	$ 2,022	$ 83,028	$ 725,954	$ 18,885	$ 17,381	$ 71,152	$ 49,907	$ 118,550

Shares:
Sold	2,872	223	323	13,646	54,466	1,618	1,897	6,747	5,012	11,814
Reinvested	182	30	21	1,954	8,496	111	339	604	428	1,111
Redeemed	(1,228)	(204)	(211)	(9,702)	(8,546)	(243)	(929)	(1,798)	(1,593)	(3,962)

Net Increase (Decrease)	1,826	49	133	5,898	54,416	1,486	1,307	5,553	3,847	8,963

Year Ended October 31, 2007
Dollars:
Sold	$ 28,998	$ 5,689	$ 6,894	$ 219,804	$ 805,720	$ 21,007	$ 35,124	$ 85,545	$ 69,751	$ 168,406
Reinvested	842	149	–	11,650	48,056	469	2,194	3,009	1,914	4,862
Redeemed	(4,753)	(1,371)	(219)	(55,899)	(14,938)	(2,962)	(10,347)	(20,413)	(12,766)	(26,547)

Net Increase (Decrease)	$ 25,087	$ 4,467	$ 6,675	$ 175,555	$ 838,838	$ 18,514	$ 26,971	$ 68,141	$ 58,899	$ 146,721

Shares:
Sold	2,038	401	482	15,548	56,917	1,487	2,503	6,035	4,950	11,932
Reinvested	61	11	–	852	3,509	34	161	220	140	356
Redeemed	(333)	(96)	(15)	(3,948)	(1,073)	(210)	(750)	(1,438)	(922)	(1,876)

Net Increase (Decrease)	1,766	316	467	12,452	59,353	1,311	1,914	4,817	4,168	10,412

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,549) $	(225) $	(151) $	(15,734) $	(73,532) $	(841) $	(2,620) $	(4,837) $	(3,520) $	(9,281)
From net realized gain on
investments	(1,039)	(211)	(144)	(11,371)	(44,443)	(696)	(2,061)	(3,511)	(2,408)	(6,116)

Total Dividends and Distributions $	(2,588) $	(436) $	(295) $		(27,105) $ (117,975) $	(1,537) $	(4,681) $	(8,348) $	(5,928) $	(15,397)

Year Ended October 31, 2007
From net investment income $	(684) $	(110) $	–	$ (9,282) $	(39,882) $	(369) $	(1,712) $	(2,398) $	(1,553) $	(4,007)
From net realized gain on
investments	(161)	(39)	–	(2,371)	(8,174)	(100)	(483)	(611)	(361)	(855)

Total Dividends and Distributions $	(845) $	(149) $	–	$ (11,653) $	(48,056) $	(469) $	(2,195) $	(3,009) $	(1,914) $	(4,862)

See accompanying notes.

39

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2030 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 98,788		$ 48,968
Net realized gain (loss) from investment transactions and foreign currency transactions								99,617		66,707
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,643,609)		236,343

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,445,204)		352,018

Dividends and Distributions to Shareholders
From net investment income								(92,166)		(45,795)
From net realized gain on investments								(66,899)		(12,543)

					Total Dividends and Distributions			(159,065)		(58,338)

Capital Share Transactions
Net increase (decrease) in capital share transactions								1,080,497		1,180,400
Redemption fees - Class J								5		1

					Total increase (decrease) in net assets			(523,767)		1,474,081

Net Assets
Beginning of period								3,123,831		1,649,750

End of period (including undistributed net investment income as set forth below)							$ 2,600,064		$ 3,123,831

Undistributed (overdistributed) net investment income (operating loss)							$ 19,951		$ 13,334

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 21,116	$ 2,916	$ 2,608	$ 159,652	$ 677,900	$ 15,552	$ 19,863	$ 79,904	$ 65,150	$ 126,058
Reinvested	1,910	376	309	22,337	102,812	1,282	4,344	7,619	5,732	12,304
Redeemed	(9,215)	(1,902)	(1,210)	(87,292)	(60,082)	(2,283)	(10,652)	(23,794)	(22,498)	(30,319)

Net Increase (Decrease)	$ 13,811	$ 1,390	$ 1,707	$ 94,697	$ 720,630	$ 14,551	$ 13,555	$ 63,729	$ 48,384	$ 108,043

Shares:
Sold	1,674	224	201	12,663	52,997	1,235	1,561	6,392	5,045	9,834
Reinvested	136	26	22	1,596	7,350	92	312	545	402	878
Redeemed	(779)	(161)	(97)	(7,248)	(5,254)	(191)	(899)	(1,920)	(1,836)	(2,470)

Net Increase (Decrease)	1,031	89	126	7,011	55,093	1,136	974	5,017	3,611	8,242

Year Ended October 31, 2007
Dollars:
Sold	$ 21,246	$ 4,859	$ 7,463	$ 172,063	$ 719,343	$ 15,885	$ 32,570	$ 82,347	$ 55,649	$ 122,529
Reinvested	603	102	–	8,995	38,118	340	1,784	2,564	1,931	3,890
Redeemed	(3,142)	(901)	(274)	(46,903)	(4,507)	(1,364)	(5,667)	(16,713)	(9,467)	(22,943)

Net Increase (Decrease)	$ 18,707	$ 4,060	$ 7,189	$ 134,155	$ 752,954	$ 14,861	$ 28,687	$ 68,198	$ 48,113	$ 103,476

Shares:
Sold	1,498	342	522	12,143	50,733	1,126	2,324	5,766	3,859	8,679
Reinvested	44	7	–	659	2,792	25	131	188	139	285
Redeemed	(221)	(63)	(19)	(3,306)	(317)	(98)	(410)	(1,166)	(673)	(1,599)

Net Increase (Decrease)	1,321	286	503	9,496	53,208	1,053	2,045	4,788	3,325	7,365

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,088) $	(185) $	(156) $	(12,244) $	(61,143) $	(659) $	(2,285) $	(4,176) $	(3,215) $	(7,015)
From net realized gain on
investments	(844)	(196)	(166)	(10,093)	(41,669)	(623)	(2,059)	(3,443)	(2,517)	(5,289)

Total Dividends and Distributions $	(1,932) $	(381) $	(322) $		(22,337) $ (102,812) $	(1,282) $	(4,344) $	(7,619) $	(5,732) $	(12,304)

Year Ended October 31, 2007
From net investment income $	(469) $	(70) $	–	$ (6,777) $	(30,412) $	(248) $	(1,317) $	(1,949) $	(1,489) $	(3,064)
From net realized gain on
investments	(142)	(33)	–	(2,220)	(7,706)	(92)	(467)	(615)	(442)	(826)

Total Dividends and Distributions $	(611) $	(103) $	–	$ (8,997) $	(38,118) $	(340) $	(1,784) $	(2,564) $	(1,931) $	(3,890)

See accompanying notes.

40

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2040 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 46,699		$ 20,462
Net realized gain (loss) from investment transactions and foreign currency transactions								51,699		32,072
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(884,754)		133,266

		Net Increase (Decrease) in Net Assets Resulting from Operations						(786,356)		185,800

Dividends and Distributions to Shareholders
From net investment income								(45,241)		(20,326)
From net realized gain on investments								(32,146)		(5,628)

					Total Dividends and Distributions			(77,387)		(25,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions								672,087		641,626
Redemption fees - Class A								1		–
Redemption fees - Class J								3		1

					Total increase (decrease) in net assets			(191,652)		801,473

Net Assets
Beginning of period								1,557,572		756,099

End of period (including undistributed net investment income as set forth below)							$ 1,365,920		$ 1,557,572

Undistributed (overdistributed) net investment income (operating loss)							$ 4,682		$ 3,224

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 13,329	$ 2,498	$ 1,784	$ 85,442	$ 430,896	$ 9,705	$ 12,473	$ 42,336	$ 35,127	$ 60,230
Reinvested	1,174	245	137	8,870	53,262	648	1,904	3,477	2,221	5,435
Redeemed	(5,848)	(936)	(1,014)	(35,355)	(21,148)	(818)	(4,794)	(10,392)	(6,268)	(12,533)

Net Increase (Decrease)	$ 8,655	$ 1,807	$ 907	$ 58,957	$ 463,010	$ 9,535	$ 9,583	$ 35,421	$ 31,080	$ 53,132

Shares:
Sold	1,051	198	136	6,655	33,322	771	974	3,466	2,773	4,663
Reinvested	82	17	10	619	3,705	45	133	243	155	379
Redeemed	(485)	(77)	(84)	(2,886)	(1,799)	(66)	(392)	(838)	(483)	(987)

Net Increase (Decrease)	648	138	62	4,388	35,228	750	715	2,871	2,445	4,055

Year Ended October 31, 2007
Dollars:
Sold	$ 14,035	$ 2,905	$ 3,038	$ 83,153	$ 411,471	$ 8,797	$ 15,912	$ 39,804	$ 31,205	$ 60,382
Reinvested	340	70	–	3,240	18,165	155	719	1,115	516	1,629
Redeemed	(1,740)	(524)	(98)	(22,409)	(1,259)	(601)	(2,893)	(9,283)	(4,025)	(12,193)

Net Increase (Decrease)	$ 12,635	$ 2,451	$ 2,940	$ 63,984	$ 428,377	$ 8,351	$ 13,738	$ 31,636	$ 27,696	$ 49,818

Shares:
Sold	981	204	211	5,731	28,461	613	1,104	2,744	2,160	4,167
Reinvested	24	5	–	234	1,306	11	52	81	37	117
Redeemed	(120)	(37)	(7)	(1,546)	(89)	(42)	(204)	(635)	(285)	(829)

Net Increase (Decrease)	885	172	204	4,419	29,678	582	952	2,190	1,912	3,455

Distributions:
Year Ended October 31, 2008
From net investment income $	(666) $	(120) $	(67) $	(4,855) $	(31,889) $	(336) $	(1,000) $	(1,911) $	(1,255) $	(3,142)
From net realized gain on
investments	(515)	(127)	(71)	(4,018)	(21,373)	(312)	(904)	(1,567)	(966)	(2,293)

Total Dividends and Distributions $	(1,181) $	(247) $	(138) $	(8,873) $	(53,262) $	(648) $	(1,904) $	(3,478) $	(2,221) $	(5,435)

Year Ended October 31, 2007
From net investment income $	(266) $	(47) $	–	$ (2,409) $	(14,452) $	(113) $	(525) $	(841) $	(398) $	(1,275)
From net realized gain on
investments	(77)	(23)	–	(831)	(3,713)	(42)	(195)	(274)	(119)	(354)

Total Dividends and Distributions $	(343) $	(70) $	–	$ (3,240) $	(18,165) $	(155) $	(720) $	(1,115) $	(517) $	(1,629)

See accompanying notes.

41

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Principal LifeTime 2050 Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 19,095		$ 9,123
Net realized gain (loss) from investment transactions and foreign currency transactions								22,495		16,186
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(372,036)		56,642

		Net Increase (Decrease) in Net Assets Resulting from Operations						(330,446)		81,951

Dividends and Distributions to Shareholders
From net investment income								(19,198)		(8,710)
From net realized gain on investments								(16,262)		(2,938)

					Total Dividends and Distributions			(35,460)		(11,648)

Capital Share Transactions
Net increase (decrease) in capital share transactions								265,480		240,237
Redemption fees - Class J								–		1

					Total increase (decrease) in net assets			(100,426)		310,541

Net Assets
Beginning of period								652,984		342,443

End of period (including undistributed net investment income as set forth below)							$ 552,558		$ 652,984

Undistributed (overdistributed) net investment income (operating loss)							$ 944		$ 1,047

Class A		Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,525	$ 720	$ 1,027	$ 17,235	$ 191,812	$ 4,248	$ 6,340	$ 13,767	$ 13,603	$ 20,837
Reinvested	739	93	65	2,083	27,103	240	888	1,272	968	1,991
Redeemed	(2,891)	(361)	(491)	(9,370)	(15,232)	(828)	(2,697)	(4,707)	(3,222)	(6,277)

Net Increase (Decrease)	$ 4,373	$ 452	$ 601	$ 9,948	$ 203,683	$ 3,660	$ 4,531	$ 10,332	$ 11,349	$ 16,551

Shares:
Sold	533	58	82	1,390	15,415	347	512	1,158	1,128	1,676
Reinvested	53	7	5	151	1,941	17	64	92	69	143
Redeemed	(252)	(30)	(44)	(780)	(1,346)	(74)	(220)	(390)	(261)	(508)

Net Increase (Decrease)	334	35	43	761	16,010	290	356	860	936	1,311

Year Ended October 31, 2007
Dollars:
Sold	$ 8,400	$ 1,748	$ 2,229	$ 20,796	$ 162,738	$ 3,281	$ 6,378	$ 15,175	$ 10,774	$ 23,533
Reinvested	180	11	–	630	9,335	49	337	423	243	439
Redeemed	(886)	(308)	(741)	(5,615)	(4,610)	(539)	(2,389)	(5,114)	(1,792)	(4,468)

Net Increase (Decrease)	$ 7,694	$ 1,451	$ 1,488	$ 15,811	$ 167,463	$ 2,791	$ 4,326	$ 10,484	$ 9,225	$ 19,504

Shares:
Sold	597	125	156	1,488	11,528	234	455	1,089	762	1,673
Reinvested	13	1	–	47	691	4	25	32	18	32
Redeemed	(62)	(22)	(54)	(402)	(331)	(40)	(171)	(359)	(128)	(314)

Net Increase (Decrease)	548	104	102	1,133	11,888	198	309	762	652	1,391

Distributions:
Year Ended October 31, 2008
From net investment income $	(390) $	(41) $	(31) $	(1,033) $	(14,966) $	(113) $	(428) $	(635) $	(501) $	(1,060)
From net realized gain on
investments	(361)	(52)	(39)	(1,051)	(12,137)	(127)	(460)	(637)	(467)	(931)

Total Dividends and Distributions $	(751) $	(93) $	(70) $	(2,084) $	(27,103) $	(240) $	(888) $	(1,272) $	(968) $	(1,991)

Year Ended October 31, 2007
From net investment income $	(130) $	(7) $	–	$ (437) $	(7,072) $	(33) $	(229) $	(302) $	(176) $	(324)
From net realized gain on
investments	(50)	(4)	–	(193)	(2,264)	(16)	(108)	(121)	(67)	(115)

Total Dividends and Distributions $	(180) $	(11) $	–	$ (630) $	(9,336) $	(49) $	(337) $	(423) $	(243) $	(439)

See accompanying notes.

42

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

							Principal LifeTime Strategic Income
Amounts in thousands								Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 28,437		$ 20,766
Net realized gain (loss) from investment transactions and foreign currency transactions								5,717		7,416
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(176,685)		(2,647)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(142,531)		25,535

Dividends and Distributions to Shareholders
From net investment income								(24,669)		(14,191)
From net realized gain on investments								(7,537)		(1,849)

					Total Dividends and Distributions			(32,206)		(16,040)

Capital Share Transactions
Net increase (decrease) in capital share transactions								79,697		149,226
Redemption fees - Class C								–		2
Redemption fees - Class J								2		2

					Total increase (decrease) in net assets			(95,038)		158,725

Net Assets
Beginning of period								563,136		404,411

End of period (including undistributed net investment income as set forth below)							$ 468,098		$ 563,136

Undistributed (overdistributed) net investment income (operating loss)							$ 19,968		$ 16,200

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 14,524	$ 633	$ 2,314	$ 16,729	$ 141,616	$ 10,937	$ 15,097	$ 20,541	$ 18,039	$ 34,580
Reinvested	787	35	119	4,917	20,188	237	1,437	1,615	657	2,134
Redeemed	(7,501)	(370)	(1,051)	(31,394)	(109,035)	(7,760)	(16,904)	(18,017)	(8,142)	(27,265)

Net Increase (Decrease)	$ 7,810	$ 298	$ 1,382	$ (9,748) $	52,769	$ 3,414	$ (370) $	4,139	$ 10,554	$ 9,449

Shares:
Sold	1,256	58	210	1,463	12,076	931	1,285	1,767	1,581	2,963
Reinvested	65	3	10	409	1,675	20	120	135	54	177
Redeemed	(677)	(33)	(95)	(2,847)	(9,562)	(677)	(1,483)	(1,561)	(736)	(2,371)

Net Increase (Decrease)	644	28	125	(975)	4,189	274	(78)	341	899	769

Year Ended October 31, 2007
Dollars:
Sold	$ 10,566	$ 732	$ 2,905	$ 29,337	$ 116,879	$ 8,494	$ 8,272	$ 29,385	$ 11,872	$ 40,879
Reinvested	255	4	–	2,874	10,371	105	707	694	188	820
Redeemed	(2,073)	(104)	(374)	(19,533)	(42,111)	(6,441)	(4,421)	(20,259)	(5,015)	(25,782)

Net Increase (Decrease)	$ 8,748	$ 632	$ 2,531	$ 12,678	$ 85,139	$ 2,158	$ 4,558	$ 9,820	$ 7,045	$ 15,917

Shares:
Sold	832	58	230	2,335	9,272	673	658	2,329	946	3,253
Reinvested	20	–	–	231	832	8	57	56	15	66
Redeemed	(163)	(8)	(30)	(1,557)	(3,330)	(509)	(355)	(1,619)	(399)	(2,055)

Net Increase (Decrease)	689	50	200	1,009	6,774	172	360	766	562	1,264

Distributions:
Year Ended October 31, 2008
From net investment income $	(625) $	(25) $	(91) $	(3,719) $	(15,608) $	(176) $	(1,102) $	(1,190) $	(500) $	(1,633)
From net realized gain on
investments	(197)	(10)	(35)	(1,235)	(4,581)	(61)	(335)	(425)	(157)	(501)

Total Dividends and Distributions $	(822) $	(35) $	(126) $	(4,954) $	(20,189) $	(237) $	(1,437) $	(1,615) $	(657) $	(2,134)

Year Ended October 31, 2007
From net investment income $	(237) $	(3) $	–	$ (2,512) $	(9,247) $	(80) $	(611) $	(606) $	(168) $	(727)
From net realized gain on
investments	(33)	(1)	–	(369)	(1,124)	(25)	(96)	(88)	(20)	(93)

Total Dividends and Distributions $	(270) $	(4) $	–	$ (2,881) $	(10,371) $	(105) $	(707) $	(694) $	(188) $	(820)

See accompanying notes.

43

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SAM Balanced Portfolio

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 131,460		$ 97,866
Net realized gain (loss) from investment transactions and foreign currency transactions								238,762		231,383
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,644,920)		298,868

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,274,698)		628,117

Dividends and Distributions to Shareholders
From net investment income								(144,893)		(82,911)
From net realized gain on investments								(235,184)		(24,656)

				Total Dividends and Distributions				(380,077)		(107,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(126,831)		(262,928)
Redemption fees - Class A								39		21
Redemption fees - Class B								8		3
Redemption fees - Class C								4		3
Redemption fees - Class J								5		–

				Total increase (decrease) in net assets				(1,781,550)		257,649

Net Assets
Beginning of period								4,945,205		4,687,556

End of period (including undistributed net investment income as set forth below)								$ 3,163,655		$ 4,945,205

Undistributed (overdistributed) net investment income (operating loss)								$ 5,129		$ 18,570

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 428,074 $	76,306 $	135,728	$ 76,965	$ 30,199	$ 1,414	$ 234	$ 3,789	$ 1,415	$ 4,464
Reinvested	191,464	90,907	66,000	845	1,044	12	5	120	129	18
Redeemed	(650,780)	(370,680)	(201,187)	(8,093)	(4,073)	(58)	(54)	(361)	(450)	(227)

Net Increase (Decrease)	$ (31,242) $ (203,467) $		541	$ 69,717	$ 27,170	$ 1,368	$ 185	$ 3,548	$ 1,094	$ 4,255

Shares:
Sold	31,261	5,590	9,965	5,936	2,163	101	17	283	106	361
Reinvested	13,062	6,167	4,511	63	74	1	1	8	9	1
Redeemed	(49,190)	(27,869)	(15,207)	(676)	(325)	(4)	(5)	(27)	(34)	(19)

Net Increase (Decrease)	(4,867)	(16,112)	(731)	5,323	1,912	98	13	264	81	343

Periods Ended October 31, 2007
Dollars:
Sold	$ 407,827 $	78,092 $	143,604	$ 2,630	$ 1,400	$ 16	$ 16	$ 1,127	$ 1,647	$ 10
Reinvested	58,445	23,931	15,754	8	6	–	–	4	6	–
Redeemed	(530,058)	(289,746)	(177,187)	(144)	(66)	–	–	(3)	(247)	–

Net Increase (Decrease)	$ (63,786) $ (187,723) $		(17,829) $	2,494	$ 1,340	$ 16	$ 16	$ 1,128	$ 1,406	$ 10

Shares:
Sold	26,884	5,185	9,574	172	90	1	1	74	109	1
Reinvested	3,898	1,607	1,063	–	–	–	–	–	–	–
Redeemed	(35,129)	(19,178)	(11,795)	(9)	(4)	–	–	–	(16)	–

Net Increase (Decrease)	(4,347)	(12,386)	(1,158)	163	86	1	1	74	93	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(84,233) $	(33,886) $	(25,413) $	(621) $	(598) $	(10) $	(3) $	(63) $	(57) $	(9)
From net realized gain on
investments	(123,252)	(64,696)	(46,422)	(225)	(447)	(2)	(2)	(57)	(72)	(9)

Total Dividends and Distributions $ (207,485) $		(98,582) $	(71,835) $	(846) $	(1,045) $	(12) $	(5) $	(120) $	(129) $	(18)

Periods Ended October 31, 2007
From net investment income $	(51,513) $	(18,811) $	(12,562) $	(8) $	(6) $	–	$ –	$ (4) $	(7) $	–
From net realized gain on
investments	(12,543)	(7,405)	(4,708)	–	–	–	–	–	–	–

Total Dividends and Distributions $	(64,056) $	(26,216) $	(17,270) $	(8) $	(6) $	–	$ –	$ (4) $	(7) $	–

See accompanying notes.

44

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Balanced Portfolio

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 22,323	$ 18,042
Net realized gain (loss) from investment transactions and foreign currency transactions								19,729		21,470
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(184,901)		26,879

		Net Increase (Decrease) in Net Assets Resulting from Operations						(142,849)		66,391

Dividends and Distributions to Shareholders
From net investment income								(24,102)		(16,049)
From net realized gain on investments								(22,823)		(4,480)

				Total Dividends and Distributions				(46,925)		(20,529)

Capital Share Transactions
Net increase (decrease) in capital share transactions								81,842		(32,649)
Redemption fees - Class A								26		4
Redemption fees - Class B								6		–
Redemption fees - Class C								7		–
Redemption fees - Class J								1		–

				Total increase (decrease) in net assets				(107,892)		13,217

Net Assets
Beginning of period								660,809		647,592

End of period (including undistributed net investment income as set forth below)								$ 552,917	$ 660,809

Undistributed (overdistributed) net investment income (operating loss)								$ 1,303	$ 3,082

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 100,556	$ 25,406 $	57,820	$ 35,733	$ 22,937	$ 550	$ 742	$ 795	$ 1,960	$ 1,041
Reinvested	20,996	9,142	10,868	454	427	9	15	56	126	6
Redeemed	(104,187)	(45,507)	(48,406)	(5,193)	(3,371)	(198)	(110)	(208)	(549)	(68)

Net Increase (Decrease)	$ 17,365	$ (10,959) $	20,282	$ 30,994	$ 19,993	$ 361	$ 647	$ 643	$ 1,537	$ 979

Shares:
Sold	9,605	2,444	5,536	3,463	2,147	50	70	79	171	106
Reinvested	1,909	827	991	44	41	1	1	5	12	–
Redeemed	(10,133)	(4,408)	(4,740)	(524)	(334)	(20)	(11)	(21)	(51)	(7)

Net Increase (Decrease)	1,381	(1,137)	1,787	2,983	1,854	31	60	63	132	99

Periods Ended October 31, 2007
Dollars:
Sold	$ 58,266	$ 11,985 $	34,191	$ 913	$ 810	$ 10	$ 27	$ 932	$ 484	$ 10
Reinvested	9,807	3,996	4,326	5	4	–	–	4	3	–
Redeemed	(82,635)	(34,921)	(40,305)	(40)	(103)	–	(3)	(260)	(155)	–

Net Increase (Decrease)	$ (14,562) $	(18,940) $	(1,788) $	878	$ 711	$ 10	$ 24	$ 676	$ 332	$ 10

Shares:
Sold	5,109	1,056	3,018	79	70	1	2	80	42	1
Reinvested	865	354	384	–	1	–	–	–	–	–
Redeemed	(7,230)	(3,068)	(3,555)	(3)	(9)	–	–	(22)	(13)	–

Net Increase (Decrease)	(1,256)	(1,658)	(153)	76	62	1	2	58	29	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(12,379) $	(4,807) $	(5,982) $	(412) $	(400) $	(7) $	(13) $	(32) $	(66) $	(4)
From net realized gain on
investments	(10,919)	(5,458)	(6,287)	(42)	(27)	(2)	(2)	(24)	(60)	(2)

Total Dividends and Distributions $	(23,298) $	(10,265) $	(12,269) $	(454) $	(427) $	(9) $	(15) $	(56) $	(126) $	(6)

Periods Ended October 31, 2007
From net investment income $	(8,920) $	(3,406) $	(3,707) $	(5) $	(4) $	–	$ –	$ (4) $	(3) $	–
From net realized gain on
investments	(2,143)	(1,148)	(1,189)	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,063) $	(4,554) $	(4,896) $	(5) $	(4) $	–	$ –	$ (4) $	(3) $	–

See accompanying notes.

45

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Conservative Growth Portfolio

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 87,618		$ 50,867
Net realized gain (loss) from investment transactions and foreign currency transactions								228,157		238,770
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,631,559)		320,702

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,315,784)		610,339

Dividends and Distributions to Shareholders
From net investment income								(93,305)		(34,083)
From net realized gain on investments								(235,742)		–

				Total Dividends and Distributions				(329,047)		(34,083)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(51,093)		(298,126)
Redemption fees - Class A								11		18
Redemption fees - Class B								1		2
Redemption fees - Class C								3		7
Redemption fees - Class J								1		–

				Total increase (decrease) in net assets				(1,695,908)		278,157

Net Assets
Beginning of period								4,100,948		3,822,791

End of period (including undistributed net investment income as set forth below)								$ 2,405,040		$ 4,100,948

Undistributed (overdistributed) net investment income (operating loss)								$ 15,627		$ 21,316

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 279,110	$ 53,081 $	103,114 $	53,721	$ 28,079	$ 1,513	$ 1,494	$ 1,459	$ 735	$ 4,555
Reinvested	156,241	79,647	72,567	562	315	7	44	61	260	2
Redeemed	(420,537)	(269,204)	(182,239)	(8,079)	(6,722)	(77)	(233)	(131)	(280)	(158)

Net Increase (Decrease)	$ 14,814	$ (136,476) $	(6,558) $	46,204	$ 21,672	$ 1,443	$ 1,305	$ 1,389	$ 715	$ 4,399

Shares:
Sold	18,060	3,529	6,957	3,638	1,824	98	94	98	48	337
Reinvested	9,067	4,788	4,398	33	19	1	3	3	15	–
Redeemed	(28,243)	(18,566)	(12,697)	(579)	(455)	(5)	(16)	(9)	(19)	(13)

Net Increase (Decrease)	(1,116)	(10,249)	(1,342)	3,092	1,388	94	81	92	44	324

Periods Ended October 31, 2007
Dollars:
Sold	$ 265,545	$ 58,116 $	135,019 $	3,602	$ 1,358	$ 22	$ 32	$ 692	$ 3,021	$ 13
Reinvested	21,503	5,309	5,114	–	–	–	–	–	–	–
Redeemed	(385,977)	(226,528)	(184,617)	(140)	(1)	–	(3)	(6)	(200)	–

Net Increase (Decrease)	$ (98,929) $ (163,103) $		(44,484) $	3,462	$ 1,357	$ 22	$ 29	$ 686	$ 2,821	$ 13

Shares:
Sold	15,200	3,455	8,080	202	77	1	2	39	173	1
Reinvested	1,281	326	316	–	–	–	–	–	–	–
Redeemed	(22,181)	(13,418)	(11,041)	(8)	–	–	–	(1)	(11)	–

Net Increase (Decrease)	(5,700)	(9,637)	(2,645)	194	77	1	2	38	162	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(51,780) $	(21,025) $	(20,046) $	(203) $	(134) $	(3) $	(13) $	(19) $	(81) $	(1)
From net realized gain on
investments	(113,250)	(62,904)	(58,790)	(359)	(181)	(4)	(32)	(42)	(179)	(1)

Total Dividends and Distributions $ (165,030) $		(83,929) $	(78,836) $	(562) $	(315) $	(7) $	(45) $	(61) $	(260) $	(2)

Periods Ended October 31, 2007
From net investment income $	(22,880) $	(5,623) $	(5,580) $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(22,880) $	(5,623) $	(5,580) $	–	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

46

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Flexible Income Portfolio

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 30,107	$ 27,576
Net realized gain (loss) from investment transactions and foreign currency transactions								14,167		16,583
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(171,395)		12,426

		Net Increase (Decrease) in Net Assets Resulting from Operations						(127,121)		56,585

Dividends and Distributions to Shareholders
From net investment income								(30,696)		(27,064)
From net realized gain on investments								(18,079)		(2,757)

				Total Dividends and Distributions				(48,775)		(29,821)

Capital Share Transactions
Net increase (decrease) in capital share transactions								59,838		(97,204)
Redemption fees - Class A								27		6
Redemption fees - Class B								8		2
Redemption fees - Class C								15		2
Redemption fees - Class J								2		–

				Total increase (decrease) in net assets				(116,006)		(70,430)

Net Assets
Beginning of period								796,884		867,314

End of period (including undistributed net investment income as set forth below)								$ 680,878	$ 796,884

Undistributed (overdistributed) net investment income (operating loss)								$ 2,106	$ 2,695

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 194,859	$ 58,052 $	72,086	$ 12,844	$ 19,909	$ 116	$ 34	$ 502	$ 566	$ 682
Reinvested	22,899	12,070	7,621	145	256	2	6	21	26	10
Redeemed	(171,339)	(103,880)	(50,315)	(2,749)	(13,994)	(7)	(2)	(158)	(356)	(68)

Net Increase (Decrease)	$ 46,419	$ (33,758) $	29,392	$ 10,240	$ 6,171	$ 111	$ 38	$ 365	$ 236	$ 624

Shares:
Sold	17,811	5,353	6,614	1,221	1,780	11	3	47	54	63
Reinvested	2,041	1,069	682	14	24	–	1	2	2	1
Redeemed	(16,052)	(9,572)	(4,679)	(270)	(1,292)	(1)	–	(14)	(32)	(6)

Net Increase (Decrease)	3,800	(3,150)	2,617	965	512	10	4	35	24	58

Periods Ended October 31, 2007
Dollars:
Sold	$ 82,035	$ 18,257 $	38,621	$ 522	$ 111	$ 10	$ 99	$ 296	$ 406	$ 10
Reinvested	13,627	8,075	4,092	1	1	–	–	3	4	–
Redeemed	(116,583)	(94,480)	(52,225)	(25)	(21)	–	–	–	(40)	–

Net Increase (Decrease)	$ (20,921) $	(68,148) $	(9,512) $	498	$ 91	$ 10	$ 99	$ 299	$ 370	$ 10

Shares:
Sold	7,022	1,567	3,326	44	10	1	8	25	35	1
Reinvested	1,171	695	354	–	–	–	–	–	–	–
Redeemed	(9,974)	(8,089)	(4,493)	(2)	(2)	–	–	–	(3)	–

Net Increase (Decrease)	(1,781)	(5,827)	(813)	42	8	1	8	25	32	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(17,049) $	(7,991) $	(5,225) $	(130) $	(257) $	(2) $	(4) $	(14) $	(16) $	(8)
From net realized gain on
investments	(8,932)	(5,760)	(3,348)	(15)	(3)	–	(2)	(7)	(10)	(2)

Total Dividends and Distributions $	(25,981) $	(13,751) $	(8,573) $	(145) $	(260) $	(2) $	(6) $	(21) $	(26) $	(10)

Periods Ended October 31, 2007
From net investment income $	(14,465) $	(8,367) $	(4,223) $	(1) $	(1) $	–	$ –	$ (3) $	(4) $	–
From net realized gain on
investments	(1,285)	(1,004)	(468)	–	–	–	–	–	–	–

Total Dividends and Distributions $	(15,750) $	(9,371) $	(4,691) $	(1) $	(1) $	–	$ –	$ (3) $	(4) $	–

See accompanying notes.

47

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SAM Strategic Growth Portfolio

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 48,093		$ 22,266
Net realized gain (loss) from investment transactions and foreign currency transactions								138,618		141,625
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,121,431)		246,017

		Net Increase (Decrease) in Net Assets Resulting from Operations						(934,720)		409,908

Dividends and Distributions to Shareholders
From net investment income								(52,103)		(19,484)
From net realized gain on investments								(143,018)		–

				Total Dividends and Distributions				(195,121)		(19,484)

Capital Share Transactions
Net increase (decrease) in capital share transactions								13,574		(141,294)
Redemption fees - Class A								11		7
Redemption fees - Class B								2		1
Redemption fees - Class C								3		9
Redemption fees - Class J								2		–

				Total increase (decrease) in net assets				(1,116,249)		249,147

Net Assets
Beginning of period								2,587,687		2,338,540

End of period (including undistributed net investment income as set forth below)								$ 1,471,438		$ 2,587,687

Undistributed (overdistributed) net investment income (operating loss)								$ 196		$ 4,206

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 191,379	$ 29,195 $	61,875 $	58,149	$ 14,918	$ 1,532	$ 379	$ 1,017	$ 696	$ 1,442
Reinvested	89,543	50,383	42,038	599	264	17	6	62	103	3
Redeemed	(237,070)	(174,437)	(107,435)	(6,501)	(3,795)	(151)	(17)	(245)	(251)	(124)

Net Increase (Decrease)	$ 43,852	$ (94,859) $	(3,522) $	52,247	$ 11,387	$ 1,398	$ 368	$ 834	$ 548	$ 1,321

Shares:
Sold	11,362	1,832	3,856	3,554	889	88	23	61	41	97
Reinvested	4,658	2,767	2,304	32	14	1	–	3	6	–
Redeemed	(14,440)	(11,137)	(6,915)	(427)	(230)	(9)	(1)	(17)	(15)	(9)

Net Increase (Decrease)	1,580	(6,538)	(755)	3,159	673	80	22	47	32	88

Periods Ended October 31, 2007
Dollars:
Sold	$ 195,805	$ 44,755 $	91,254 $	3,744	$ 1,505	$ 48	$ 46	$ 754	$ 1,266	$ 10
Reinvested	12,022	3,319	2,830	–	–	–	–	–	–	–
Redeemed	(232,834)	(151,100)	(114,425)	(121)	(92)	(8)	(3)	(8)	(61)	–

Net Increase (Decrease)	$ (25,007) $ (103,026) $		(20,341) $	3,623	$ 1,413	$ 40	$ 43	$ 746	$ 1,205	$ 10

Shares:
Sold	10,059	2,417	4,927	189	75	2	2	38	65	1
Reinvested	647	188	159	–	–	–	–	–	–	–
Redeemed	(12,031)	(8,177)	(6,200)	(6)	(5)	–	–	(1)	(3)	–

Net Increase (Decrease)	(1,325)	(5,572)	(1,114)	183	70	2	2	37	62	1

Distributions:
Year Ended October 31, 2008
From net investment income $	(28,508) $	(12,490) $	(10,736) $	(218) $	(91) $	(7) $	(2) $	(19) $	(31) $	(1)
From net realized gain on
investments	(66,459)	(41,008)	(34,865)	(381)	(173)	(10)	(5)	(43)	(72)	(2)

Total Dividends and Distributions $	(94,967) $	(53,498) $	(45,601) $	(599) $	(264) $	(17) $	(7) $	(62) $	(103) $	(3)

Periods Ended October 31, 2007
From net investment income $	(12,863) $	(3,534) $	(3,087) $	–	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(12,863) $	(3,534) $	(3,087) $	–	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

48

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2008, the Fund consists of 74 separate funds. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation (the “Manager”) acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc., respectively.

Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), respectively, were made by Principal Life Insurance Company.

Effective January 12, 2007, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (the “Acquiring Funds”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Strategic Asset Management Portfolios, LLC (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. In each Reorganization, the Acquired Fund is the survivor for accounting and performance reporting purposes. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated net investment income, accumulated realized gains and unrealized appreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

										Net Assets
								Net	Net	of
					Accumulated			Assets	Assets	Acquiring
		Conversion			Net	Accumulated		of	of	Fund
			Ratio		Investment	Realized	Unrealized	Acquired	Acquiring following
Acquired	Acquiring		Class		Income	Gains	Appreciation	Fund	Fund	acquisition
Fund	Fund		A B	C	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)

Balanced Portfolio	SAM Balanced Portfolio	1.0	1.0	1.0	$19,523	$165,685	$690,642	$4,754,130	$—	$4,754,130

Conservative Balanced	SAM Conservative Balanced
Portfolio	Portfolio	1.0	1.0	1.0	2,123	15,101	63,214	649,021	—	649,021

Conservative Growth	SAM Conservative Growth
Portfolio	Portfolio	1.0	1.0	1.0	18,484	185,608	691,794	3,924,790	—	3,925,790

	SAM Flexible Income
Flexible Income Portfolio	Portfolio	1.0	1.0	1.0	1,405	4,809	68,863	844,683	—	844,683

	SAM Strategic Growth
Strategic Growth Portfolio	Portfolio	1.0	1.0	1.0	12,204	116,619	424,530	2,419,549	—	2,419,549

Effective January 12, 2007, the initial purchases of $10,000 of Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 Classes of shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), respectively, were made by Principal Life Insurance Company.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

49

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31,2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Funds on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Funds’ financial statements.

50

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. The Funds did not borrow from the line of credit during the year ended October 31, 2008.

4. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). The annual rate paid by Principal LifeTime Funds is .1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and .1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, and Class J shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.

51

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A, Class B, Class C, and Class J shares of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A, Class B, Class C, and Class J shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Class A	Class B	Class C	Class J
	Period from	Period from	Period from	Period from
	November 1, 2007	November 1, 2007	November 1, 2007	November 1, 2007
	through	through	through	through
	October 31, 2008	October 31, 2008	October 31, 2008	February 28, 2008*	Expiration Date

Principal LifeTime 2010 Fund	.50%	N/A	1.25%	.75%	February 28, 2009
Principal LifeTime 2020 Fund	.50	1.25%	1.25	.75	February 28, 2009
Principal LifeTime 2030 Fund	.50	1.25	1.25	.75	February 28, 2009
Principal LifeTime 2040 Fund	.50	1.25	1.25	.75	February 28, 2009
Principal LifeTime 2050 Fund	.50	1.25	1.25	.75	February 28, 2009
Principal LifeTime Strategic Income Fund	.50	1.25	1.25	.75	February 28, 2009

	Class A	Class B	Class C	Class J
	Period from	Period from	Period from	Period from
	November 1, 2007	November 1, 2007	November 1, 2007	November 1, 2007
	through	through	through	through
	February 28, 2008*	February 28, 2008*	February 28, 2008*	October 31, 2008	Expiration Date

SAM Balanced Portfolio	.66%	1.43%	1.42%	.95%	February 28, 2009
SAM Conservative Balanced Portfolio	.68	1.45	1.43	.95	February 28, 2009
SAM Conservative Growth Portfolio	.68	1.45	1.44	.95	February 28, 2009
SAM Flexible Income Portfolio	.67	1.44	1.43	.95	February 28, 2009
SAM Strategic Growth Portfolio	.70	1.47	1.46	.95	February 28, 2009

*The operating expense limits expired on February 28, 2008.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, R-1, R-2, R-3 and R-4 classes of shares, respectively. From November 1, 2007 through December 31, 2007, the annual rate for Class J shares was .50%. From January 1, 2007 through October 21, 2008, the annual rate for Class J shares was 0.45%

Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2008. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .40% for Class J shares. From November 1, 2007 through December 31, 2007 the limit was .45%.

52

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 4.50% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio, and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the year ended October 31, 2008, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Principal LifeTime 2010 Fund	$ 113	N/A	$ 4	$153
Principal LifeTime 2020 Fund	361	$ 32	6	312
Principal LifeTime 2030 Fund	411	27	6	279
Principal LifeTime 2040 Fund	355	16	2	148
Principal LifeTime 2050 Fund	183	3	—	38
Principal LifeTime Strategic Income Fund	36	2	2	24
SAM Balanced Portfolio	2,143	1,887	87	26
SAM Conservative Balanced Portfolio	564	269	23	16
SAM Conservative Growth Portfolio	1,504	1,313	78	34
SAM Flexible Income Portfolio	668	452	41	6
SAM Strategic Growth Portfolio	1,108	967	55	33

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

At October 31, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	R-1	R-2	R-5

SAM Balanced Portfolio	—	1	—
SAM Conservative Balanced Portfolio	—	—	1
SAM Conservative Growth Portfolio	—	—	1
SAM Flexible Income Portfolio	1	1	1
SAM Strategic Growth Portfolio	—	—	1

5. Capital Share Transactions

For the year ended October 31, 2008, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Year Ended
	October 31, 2008

	Shares	Dollars

Principal LifeTime 2020 Fund	32	$ 383
Principal LifeTime 2030 Fund	17	201
Principal LifeTime 2040 Fund	8	103
Principal LifeTime 2050 Fund	3	40
Principal LifeTime Strategic Income Fund	2	21
SAM Balanced Portfolio	6,728	91,514
SAM Conservative Balanced Portfolio	311	3,284
SAM Conservative Growth Portfolio	5,412	80,187
SAM Flexible Income Portfolio	1,481	16,281
SAM Strategic Growth Portfolio	3,412	54,019

53

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

6. Investment Transactions

For the year ended October 31, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales

Principal LifeTime 2010 Fund	$ 592,148	$225,479	SAM Balanced Portfolio	$1,501,467	$1,674,215
Principal LifeTime 2020 Fund	1,495,368	264,157	SAM Conservative Balanced Portfolio	257,223	179,569
Principal LifeTime 2030 Fund	1,390,111	210,748	SAM Conservative Growth Portfolio	1,120,814	1,180,545
Principal LifeTime 2040 Fund	821,871	98,139	SAM Flexible Income Portfolio	339,437	281,650
Principal LifeTime 2050 Fund	330,128	45,582	SAM Strategic Growth Portfolio	731,750	701,150
Principal LifeTime Strategic Income Fund	262,659	174,625

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for years ended October 31, 2008 and October 31, 2007 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain*

	2008	2007	2008	2007

Principal LifeTime 2010 Fund	$ 65,599	$35,041	$27,606	$ 5,150
Principal LifeTime 2020 Fund	122,073	61,719	62,217	11,433
Principal LifeTime 2030 Fund	99,896	47,383	59,169	10,955
Principal LifeTime 2040 Fund	49,671	21,154	27,716	4,800
Principal LifeTime 2050 Fund	21,640	9,155	13,820	2,493
Principal LifeTime Strategic Income Fund	25,557	14,518	6,649	1,522
SAM Balanced Portfolio	152,287	82,911	227,790	24,656
SAM Conservative Balanced Portfolio	25,804	17,023	21,121	3,506
SAM Conservative Growth Portfolio	98,623	34,083	230,424	—
SAM Flexible Income Portfolio	31,280	28,005	17,495	1,816
SAM Strategic Growth Portfolio	52,103	19,484	143,018	—

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

The Reorganization constitutes a reorganization under Internal Revenue Code Section 368(a)(1)(F). Distributions shown for 2007 include the respective Acquired Fund distributions prior to the Reorganization.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2008, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains

Principal LifeTime 2010 Fund	$32,591	$ 45,037
Principal LifeTime 2020 Fund	40,575	119,088
Principal LifeTime 2030 Fund	19,951	105,574
Principal LifeTime 2040 Fund	4,682	53,690
Principal LifeTime 2050 Fund	944	23,630
Principal LifeTime Strategic Income Fund	19,968	6,744
SAM Balanced Portfolio	5,129	254,586
SAM Conservative Balanced Portfolio	1,303	23,454
SAM Conservative Growth Portfolio	15,627	234,944
SAM Flexible Income Portfolio	2,106	16,972
SAM Strategic Growth Portfolio	196	138,630

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2008, the Funds had no capital loss carryforwards.

54

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	49.07%

			Domestic Equity Funds	38.54%
INVESTMENT COMPANIES (99.79%)			International Equity Funds	12.18%
Principal Funds, Inc. Institutional Class (99.79%)			Other Assets in Excess of Liabilities, Net	0.21%

Bond & Mortgage Securities Fund (a)	50,234,063 $	427,492	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	613,773	6,107
Disciplined LargeCap Blend Fund (a)	11,984,691	119,248
High Yield Fund I (a)	5,264,718	43,118
Inflation Protection Fund (a)	7,998,693	56,631
International Emerging Markets Fund (a)	1,713,188	23,608
International Fund I (a)	2,621,497	23,095
International Growth Fund (a)	12,426,357	86,363
International Value Fund I (a)(b)	4,090,171	35,257
LargeCap Blend Fund I (a)	9,754,682	63,015
LargeCap Growth Fund (a)	8,636,745	52,943
LargeCap Growth Fund I (a)	9,299,796	50,684
LargeCap Value Fund (a)	4,170,945	33,159
LargeCap Value Fund I (a)	3,573,597	31,341
LargeCap Value Fund III (a)	3,402,381	28,886
MidCap Growth Fund III (a)(b)	461,239	2,938
MidCap Value Fund I (a)	390,820	3,345
Money Market Fund (a)	1,892,286	1,892
Preferred Securities Fund (a)	13,171,121	87,720
Real Estate Securities Fund (a)	6,693,925	79,189
SmallCap Growth Fund I (a)(b)	311,929	1,922
SmallCap Growth Fund III (a)(b)	2,434,092	16,503
SmallCap S&P 600 Index Fund (a)	2,319,512	27,625
SmallCap Value Fund (a)	1,592,868	19,704
SmallCap Value Fund I (a)	190,488	2,126
Ultra Short Bond Fund (a)	7,144,188	55,153

		1,379,064

TOTAL INVESTMENT COMPANIES	$ 1,379,064

Total Investments	$ 1,379,064
Other Assets in Excess of Liabilities, Net - 0.21%		2,887

TOTAL NET ASSETS - 100.00%	$ 1,381,951

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,438
Unrealized Depreciation	(582,173)

Net Unrealized Appreciation (Depreciation)	(579,735)
Cost for federal income tax purposes	1,958,799
All dollar amounts are shown in thousands (000's)

See accompanying notes

55

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	44,003,740 $	469,385	11,076,369	$ 112,131	4,846,046	$ 45,913	50,234,063 $	533,899
Core Plus Bond Fund I	-	-	1,279,235	12,781	665,462	6,642	613,773	6,132
Disciplined LargeCap Blend Fund	9,501,410	139,735	3,671,278	54,452	1,187,997	14,132	11,984,691	178,644
High Yield Fund	1,331,393	11,784	107,011	886	1,438,404	11,708	-	-
High Yield Fund I	3,418,884	35,680	2,507,119	25,522	661,285	6,229	5,264,718	54,628
Inflation Protection Fund	6,478,059	61,593	2,266,356	20,461	745,722	6,203	7,998,693	75,616
International Emerging Markets Fund	1,332,522	34,876	572,491	16,815	191,825	3,754	1,713,188	47,050
International Fund I	4,976,091	78,524	2,555,861	38,798	4,910,455	50,619	2,621,497	43,553
International Growth Fund	10,596,718	126,100	2,468,787	32,299	639,148	5,894	12,426,357	152,503
International Value Fund I	-	-	4,336,021	39,281	245,850	2,125	4,090,171	36,992
LargeCap Blend Fund I	8,399,650	82,576	2,345,628	21,630	990,596	7,576	9,754,682	95,603
LargeCap Growth Fund	7,703,817	54,901	1,745,842	15,615	812,914	6,014	8,636,745	64,500
LargeCap Growth Fund I	8,011,988	67,632	2,185,882	18,031	898,074	6,016	9,299,796	78,712
LargeCap Value Fund	3,375,854	38,815	1,223,739	13,987	428,648	4,010	4,170,945	48,699
LargeCap Value Fund I	3,088,338	43,156	863,654	11,202	378,395	4,011	3,573,597	49,756
LargeCap Value Fund III	2,797,387	35,298	997,778	13,130	392,784	4,010	3,402,381	44,312
MidCap Growth Fund III	-	-	689,681	6,881	228,442	1,774	461,239	4,743
MidCap Value Fund I	-	-	566,325	6,881	175,505	1,774	390,820	4,854
Money Market Fund	-	-	7,267,786	7,268	5,375,500	5,376	1,892,286	1,892
Preferred Securities Fund	11,121,143	118,480	3,475,943	32,506	1,425,965	10,786	13,171,121	138,336
Real Estate Securities Fund	4,202,589	79,973	3,226,524	55,507	735,188	10,787	6,693,925	124,646
SmallCap Growth Fund I	-	-	380,558	3,335	68,629	507	311,929	2,764
SmallCap Growth Fund III	2,065,493	25,192	479,907	5,368	111,308	993	2,434,092	29,439
SmallCap S&P 600 Index Fund	2,201,971	32,996	548,775	9,013	431,234	6,298	2,319,512	35,697
SmallCap Value Fund	1,333,242	25,266	328,403	5,342	68,777	993	1,592,868	29,564
SmallCap Value Fund I	-	-	230,411	3,335	39,923	507	190,488	2,783
Ultra Short Bond Fund	6,177,431	61,836	1,055,198	9,691	88,441	828	7,144,188	70,698

	$ 1,623,798			$ 592,148		$ 225,479	$ 1,956,015

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 25,940			$ (1,704)			$ -
Core Plus Bond Fund I			-		(7)			-
Disciplined LargeCap Blend Fund			1,996		(1,411)			18,823
High Yield Fund			555		(962)			281
High Yield Fund I		1,159			(345)			1
Inflation Protection Fund		6,485			(235)			-
International Emerging Markets Fund			6,360		(887)			1,947
International Fund I		3,853			(23,150)			5,934
International Growth Fund		6,129			(2)			8,520
International Value Fund I			-		(164)			-
LargeCap Blend Fund I		1,225			(1,027)			2,256
LargeCap Growth Fund			336		(2)			1,342
LargeCap Growth Fund I			788		(935)			2,603
LargeCap Value Fund			1,384		(93)			3,078
LargeCap Value Fund I			957		(591)			719
LargeCap Value Fund III			1,313		(106)			2,291
MidCap Growth Fund III			-		(364)			-
MidCap Value Fund I			-		(253)			-
Money Market Fund			48		-			-
Preferred Securities Fund		7,506			(1,864)			-
Real Estate Securities Fund			3,868		(47)			23,732
SmallCap Growth Fund I			-		(64)			-
SmallCap Growth Fund III			1,015		(128)			1,125
SmallCap S&P 600 Index Fund			866		(14)			2,982
SmallCap Value Fund			860		(51)			1,253
SmallCap Value Fund I			-		(45)			-
Ultra Short Bond Fund		2,887			(1)			-

	$ 75,530			$ (34,452)			$ 76,887

See accompanying notes

56

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	49.36%

			Fixed Income Funds	34.34%
INVESTMENT COMPANIES (99.79%)			International Equity Funds	16.09%
Principal Funds, Inc. Institutional Class (99.79%)			Other Assets in Excess of Liabilities, Net	0.21%

Bond & Mortgage Securities Fund (a)	83,370,396 $	709,482	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	2,012,707	20,026
Disciplined LargeCap Blend Fund (a)	33,932,265	337,626
High Yield Fund I (a)	17,077,353	139,863
International Emerging Markets Fund (a)	5,151,195	70,983
International Fund I (a)	8,718,196	76,807
International Growth Fund (a)	33,562,863	233,262
International Value Fund I (a)(b)	12,357,203	106,519
LargeCap Blend Fund I (a)	26,580,563	171,710
LargeCap Growth Fund (a)	24,025,377	147,276
LargeCap Growth Fund I (a)	28,408,467	154,826
LargeCap Value Fund (a)	11,908,776	94,675
LargeCap Value Fund I (a)	10,560,523	92,616
LargeCap Value Fund III (a)	10,295,416	87,408
MidCap Growth Fund III (a)(b)	6,268,564	39,931
MidCap Value Fund I (a)	4,458,827	38,168
Preferred Securities Fund (a)	25,758,812	171,554
Real Estate Securities Fund (a)	13,143,000	155,482
SmallCap Growth Fund I (a)(b)	1,261,877	7,773
SmallCap Growth Fund III (a)(b)	6,536,716	44,319
SmallCap S&P 600 Index Fund (a)	5,297,374	63,092
SmallCap Value Fund (a)	4,250,007	52,573
SmallCap Value Fund I (a)	772,322	8,619

		3,024,590

TOTAL INVESTMENT COMPANIES	$ 3,024,590

Total Investments	$ 3,024,590
Other Assets in Excess of Liabilities, Net - 0.21%		6,365

TOTAL NET ASSETS - 100.00%	$ 3,030,955

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,761
Unrealized Depreciation	(1,353,701)

Net Unrealized Appreciation (Depreciation)	(1,349,940)
Cost for federal income tax purposes	4,374,530
All dollar amounts are shown in thousands (000's)

See accompanying notes

57

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	65,301,064 $	696,153	21,731,306	$ 219,270	3,661,974	$ 34,066	83,370,396 $	880,310
Core Plus Bond Fund I	-	-	2,527,811	25,242	515,104	5,139	2,012,707	20,092
Disciplined LargeCap Blend Fund	23,245,105	341,412	11,688,956	170,029	1,001,796	11,288	33,932,265	498,476
High Yield Fund	3,450,904	30,526	277,366	2,297	3,728,270	30,348	-	-
High Yield Fund I	9,842,633	102,673	7,766,754	78,730	532,034	4,890	17,077,353	176,164
International Emerging Markets Fund	3,628,689	94,821	1,700,965	48,414	178,459	3,209	5,151,195	139,172
International Fund I	12,149,528	191,778	8,673,455	128,281	12,104,787	120,038	8,718,196	142,739
International Growth Fund	27,235,907	325,073	7,010,231	90,882	683,275	5,994	33,562,863	409,966
International Value Fund I	-	-	12,676,647	114,806	319,444	2,779	12,357,203	111,821
LargeCap Blend Fund I	19,912,447	194,821	7,496,331	67,839	828,215	6,003	26,580,563	255,715
LargeCap Growth Fund	18,732,649	134,913	6,019,969	52,784	727,241	5,090	24,025,377	182,605
LargeCap Growth Fund I	21,496,413	182,719	7,749,396	62,709	837,342	5,265	28,408,467	239,187
LargeCap Value Fund	8,314,797	96,740	3,980,602	44,594	386,623	3,433	11,908,776	137,773
LargeCap Value Fund I	7,882,867	110,118	3,021,539	38,383	343,883	3,452	10,560,523	144,475
LargeCap Value Fund III	7,225,587	94,336	3,429,389	43,998	359,560	3,471	10,295,416	134,720
MidCap Growth Fund III	4,277,576	42,599	2,222,573	22,719	231,585	1,740	6,268,564	63,211
MidCap Value Fund I	2,724,443	39,133	1,910,734	23,583	176,350	1,721	4,458,827	60,690
Preferred Securities Fund	18,907,441	200,860	7,686,953	71,403	835,582	5,902	25,758,812	265,440
Real Estate Securities Fund	7,039,662	136,687	6,519,480	110,793	416,142	5,903	13,143,000	241,559
SmallCap Growth Fund I	-	-	1,333,617	11,894	71,740	496	1,261,877	11,300
SmallCap Growth Fund III	5,185,924	60,684	1,453,193	15,879	102,401	866	6,536,716	75,587
SmallCap S&P 600 Index Fund	3,970,482	66,719	1,450,882	23,313	123,990	1,702	5,297,374	88,330
SmallCap Value Fund	3,341,152	59,376	970,989	15,632	62,134	866	4,250,007	74,141
SmallCap Value Fund I	-	-	813,330	11,894	41,008	496	772,322	11,331

	$ 3,202,141			$ 1,495,368		$ 264,157	$ 4,364,804

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 40,486			$ (1,047)			$ -
Core Plus Bond Fund I			-		(11)			-
Disciplined LargeCap Blend Fund			4,945		(1,677)			46,415
High Yield Fund			1,439		(2,475)			729
High Yield Fund I		3,365			(349)			3
International Emerging Markets Fund		17,224			(854)			5,275
International Fund I			9,461		(57,282)			14,559
International Growth Fund		15,803			5			21,960
International Value Fund I			-		(206)			-
LargeCap Blend Fund I			2,924		(942)			5,383
LargeCap Growth Fund			823		(2)			3,285
LargeCap Growth Fund I			2,127		(976)			7,028
LargeCap Value Fund			3,434		(128)			7,625
LargeCap Value Fund I			2,459		(574)			1,847
LargeCap Value Fund III			3,423		(143)			5,956
MidCap Growth Fund III			86		(367)			3,352
MidCap Value Fund I		1,589			(305)			3,255
Preferred Securities Fund		13,565			(921)			-
Real Estate Securities Fund			6,797		(18)			40,062
SmallCap Growth Fund I			-		(98)			-
SmallCap Growth Fund III			2,563		(110)			2,841
SmallCap S&P 600 Index Fund		1,573			-			5,412
SmallCap Value Fund		2,173			(1)			3,161
SmallCap Value Fund I			-		(67)			-

	$ 136,259			$ (68,548)			$ 178,148

See accompanying notes

58

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	56.39%

			Fixed Income Funds	24.16%
INVESTMENT COMPANIES (99.77%)			International Equity Funds	19.22%
Principal Funds, Inc. Institutional Class (99.77%)			Other Assets in Excess of Liabilities, Net	0.23%

Bond & Mortgage Securities Fund (a)	41,368,360 $	352,045	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	1,292,255	12,858
Disciplined LargeCap Blend Fund (a)	32,957,147	327,924
High Yield Fund I (a)	16,995,689	139,195
International Emerging Markets Fund (a)	5,276,189	72,706
International Fund I (a)	9,146,256	80,578
International Growth Fund (a)	34,083,294	236,879
International Value Fund I (a)(b)	12,693,853	109,421
LargeCap Blend Fund I (a)	25,624,835	165,536
LargeCap Growth Fund (a)	25,908,112	158,817
LargeCap Growth Fund I (a)	29,248,069	159,402
LargeCap Value Fund (a)	13,044,281	103,702
LargeCap Value Fund I (a)	11,141,619	97,712
LargeCap Value Fund III (a)	10,549,351	89,564
MidCap Growth Fund III (a)(b)	6,672,676	42,505
MidCap Value Fund I (a)	5,111,801	43,757
Preferred Securities Fund (a)	18,635,074	124,109
Real Estate Securities Fund (a)	9,703,517	114,793
SmallCap Growth Fund I (a)(b)	4,280,458	26,368
SmallCap Growth Fund III (a)(b)	4,945,660	33,531
SmallCap S&P 600 Index Fund (a)	3,027,613	36,059
SmallCap Value Fund (a)	3,232,531	39,986
SmallCap Value Fund I (a)	2,379,677	26,557

		2,594,004

TOTAL INVESTMENT COMPANIES	$ 2,594,004

Total Investments	$ 2,594,004
Other Assets in Excess of Liabilities, Net - 0.23%		6,060

TOTAL NET ASSETS - 100.00%	$ 2,600,064

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,646
Unrealized Depreciation	(1,209,067)

Net Unrealized Appreciation (Depreciation)	(1,204,421)
Cost for federal income tax purposes	3,798,425
All dollar amounts are shown in thousands (000's)

See accompanying notes

59

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	30,675,038 $	327,373	12,257,652	$ 123,468	1,564,330	$ 14,578	41,368,360 $	435,871
Core Plus Bond Fund I	-	-	1,429,791	14,281	137,536	1,371	1,292,255	12,905
Disciplined LargeCap Blend Fund	21,631,814	317,065	11,950,787	172,626	625,454	7,332	32,957,147	481,530
High Yield Fund	3,264,200	28,867	262,360	2,173	3,526,560	28,706	-	-
High Yield Fund I	9,661,618	100,779	7,644,756	77,350	310,685	2,901	16,995,689	175,066
International Emerging Markets Fund	3,559,209	93,737	1,829,955	51,499	112,975	2,171	5,276,189	142,697
International Fund I	11,972,365	188,733	9,143,654	133,975	11,969,763	118,593	9,146,256	148,233
International Growth Fund	26,708,452	316,010	7,800,845	100,690	426,003	3,970	34,083,294	412,726
International Value Fund I	-	-	12,868,203	116,474	174,350	1,517	12,693,853	114,850
LargeCap Blend Fund I	18,398,551	179,585	7,740,866	69,614	514,582	3,865	25,624,835	244,876
LargeCap Growth Fund	19,342,718	139,604	7,069,669	61,584	504,275	3,665	25,908,112	197,522
LargeCap Growth Fund I	21,142,593	179,444	8,675,184	69,628	569,708	3,731	29,248,069	244,827
LargeCap Value Fund	8,710,901	101,262	4,603,684	51,234	270,304	2,486	13,044,281	149,947
LargeCap Value Fund I	7,963,665	111,412	3,410,787	43,018	232,833	2,425	11,141,619	151,697
LargeCap Value Fund III	6,997,746	90,150	3,797,864	48,198	246,259	2,470	10,549,351	135,814
MidCap Growth Fund III	4,501,613	44,790	2,320,585	23,518	149,522	1,179	6,672,676	66,951
MidCap Value Fund I	3,150,266	45,202	2,077,815	25,491	116,280	1,179	5,111,801	69,356
Preferred Securities Fund	13,121,802	139,113	5,902,052	54,724	388,780	2,861	18,635,074	190,757
Real Estate Securities Fund	4,914,626	94,007	4,984,478	84,138	195,587	2,861	9,703,517	175,289
SmallCap Growth Fund I	3,063,792	30,139	1,284,732	12,087	68,066	527	4,280,458	41,646
SmallCap Growth Fund III	3,747,500	42,910	1,268,658	13,697	70,498	607	4,945,660	55,931
SmallCap S&P 600 Index Fund	2,123,658	33,229	948,192	15,108	44,237	619	3,027,613	47,718
SmallCap Value Fund	2,419,998	41,331	855,494	13,657	42,961	607	3,232,531	54,381
SmallCap Value Fund I	1,627,751	30,344	792,472	11,879	40,546	527	2,379,677	41,656

	$ 2,675,086			$ 1,390,111		$ 210,748	$ 3,792,246

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 19,554			$ (392)			$ -
Core Plus Bond Fund I			-		(5)			-
Disciplined LargeCap Blend Fund			4,627		(829)			43,213
High Yield Fund			1,361		(2,334)			690
High Yield Fund I		3,317			(162)			3
International Emerging Markets Fund		16,962			(368)			5,194
International Fund I		9,308			(55,882)			14,311
International Growth Fund		15,545			(4)			21,577
International Value Fund I			-		(107)			-
LargeCap Blend Fund I			2,714		(458)			4,988
LargeCap Growth Fund			854		(1)			3,404
LargeCap Growth Fund I			2,099		(514)			6,934
LargeCap Value Fund			3,610		(63)			7,993
LargeCap Value Fund I			2,492		(308)			1,865
LargeCap Value Fund III			3,328		(64)			5,770
MidCap Growth Fund III			90		(178)			3,536
MidCap Value Fund I		1,838			(158)			3,762
Preferred Securities Fund		9,638			(219)			-
Real Estate Securities Fund			4,847		5			28,021
SmallCap Growth Fund I			844		(53)			1,904
SmallCap Growth Fund III			1,852		(69)			2,052
SmallCap S&P 600 Index Fund			844		-			2,896
SmallCap Value Fund		1,576			-			2,288
SmallCap Value Fund I			1,133		(40)			1,406

	$ 108,433			$ (62,203)			$ 161,807

See accompanying notes

60

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	62.07%

			International Equity Funds	21.57%
INVESTMENT COMPANIES (99.72%)			Fixed Income Funds	16.08%
Principal Funds, Inc. Institutional Class (99.72%)			Other Assets in Excess of Liabilities, Net	0.28%

Bond & Mortgage Securities Fund (a)	9,965,538 $	84,807	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	413,816	4,117
Disciplined LargeCap Blend Fund (a)	18,043,681	179,535
High Yield Fund I (a)	9,687,508	79,341
International Emerging Markets Fund (a)	3,171,707	43,706
International Fund I (a)	6,154,104	54,218
International Growth Fund (a)	18,912,442	131,441
International Value Fund I (a)(b)	7,567,921	65,236
LargeCap Blend Fund I (a)	14,614,096	94,407
LargeCap Growth Fund (a)	15,259,020	93,538
LargeCap Growth Fund I (a)	18,524,515	100,959
LargeCap Value Fund (a)	7,933,433	63,071
LargeCap Value Fund I (a)	6,776,445	59,429
LargeCap Value Fund III (a)	6,737,677	57,203
MidCap Growth Fund III (a)(b)	4,017,069	25,589
MidCap Value Fund I (a)	3,103,078	26,562
Preferred Securities Fund (a)	7,719,117	51,409
Real Estate Securities Fund (a)	4,546,861	53,789
SmallCap Growth Fund I (a)(b)	2,739,334	16,874
SmallCap Growth Fund III (a)(b)	2,727,831	18,495
SmallCap S&P 600 Index Fund (a)	1,564,839	18,637
SmallCap Value Fund (a)	1,783,065	22,057
SmallCap Value Fund I (a)	1,581,572	17,650

		1,362,070

TOTAL INVESTMENT COMPANIES	$ 1,362,070

Total Investments	$ 1,362,070
Other Assets in Excess of Liabilities, Net - 0.28%		3,850

TOTAL NET ASSETS - 100.00%	$ 1,365,920

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,200
Unrealized Depreciation	(664,843)

Net Unrealized Appreciation (Depreciation)	(662,643)
Cost for federal income tax purposes	2,024,713
All dollar amounts are shown in thousands (000's)

See accompanying notes

61

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	6,881,693 $	73,507	3,395,869	$ 34,106	312,024	$ 2,899	9,965,538 $	104,646
Core Plus Bond Fund I	-	-	428,577	4,281	14,761	148	413,816	4,133
Disciplined LargeCap Blend Fund	10,956,904	161,920	7,251,627	103,014	164,850	1,973	18,043,681	262,845
High Yield Fund	1,682,748	14,880	135,251	1,120	1,817,999	14,799	-	-
High Yield Fund I	5,214,371	54,392	4,552,988	45,901	79,851	750	9,687,508	99,519
International Emerging Markets Fund	1,991,821	52,686	1,210,596	33,278	30,710	611	3,171,707	85,303
International Fund I	6,501,116	103,256	6,455,827	93,160	6,802,839	67,028	6,154,104	98,958
International Growth Fund	14,356,690	173,583	4,700,760	60,058	145,008	1,446	18,912,442	232,195
International Value Fund I	-	-	7,611,808	68,849	43,887	385	7,567,921	68,430
LargeCap Blend Fund I	9,699,711	94,998	5,050,082	44,833	135,697	1,042	14,614,096	138,722
LargeCap Growth Fund	10,458,590	76,524	4,940,859	42,395	140,429	1,036	15,259,020	117,883
LargeCap Growth Fund I	12,409,583	105,624	6,283,808	49,726	168,876	1,130	18,524,515	154,149
LargeCap Value Fund	4,859,107	57,442	3,151,050	34,556	76,724	720	7,933,433	91,270
LargeCap Value Fund I	4,412,985	61,888	2,430,420	30,174	66,960	713	6,776,445	91,297
LargeCap Value Fund III	4,104,731	54,841	2,703,082	33,725	70,136	727	6,737,677	87,827
MidCap Growth Fund III	2,348,024	23,468	1,708,345	16,898	39,300	315	4,017,069	40,030
MidCap Value Fund I	1,647,866	23,674	1,485,939	17,936	30,727	314	3,103,078	41,274
Preferred Securities Fund	4,987,053	52,914	2,808,314	25,896	76,250	580	7,719,117	78,204
Real Estate Securities Fund	2,107,526	45,248	2,481,415	41,462	42,080	616	4,546,861	86,094
SmallCap Growth Fund I	1,959,889	19,265	801,642	7,570	22,197	179	2,739,334	26,644
SmallCap Growth Fund III	1,950,444	22,485	799,047	8,458	21,660	192	2,727,831	30,737
SmallCap S&P 600 Index Fund	1,037,150	16,321	539,217	8,513	11,528	164	1,564,839	24,670
SmallCap Value Fund	1,262,514	21,759	534,069	8,444	13,518	193	1,783,065	30,010
SmallCap Value Fund I	1,094,727	20,414	500,354	7,518	13,509	179	1,581,572	27,744

	$ 1,331,089			$ 821,871		$ 98,139	$ 2,022,584

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 4,545			$ (68)			$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			2,360		(116)			21,933
High Yield Fund			702		(1,201)			356
High Yield Fund I			1,808		(24)			2
International Emerging Markets Fund			9,522		(50)			2,915
International Fund I			5,100		(30,430)			7,820
International Growth Fund			8,390		-			11,632
International Value Fund I			-		(34)			-
LargeCap Blend Fund I			1,443		(67)			2,646
LargeCap Growth Fund			465		-			1,850
LargeCap Growth Fund I			1,240		(71)			4,096
LargeCap Value Fund			2,028		(8)			4,474
LargeCap Value Fund I			1,391		(52)			1,037
LargeCap Value Fund III			1,967		(12)			3,396
MidCap Growth Fund III			48		(21)			1,856
MidCap Value Fund I			966		(22)			1,975
Preferred Securities Fund			3,836		(26)			-
Real Estate Securities Fund			2,151		-			12,084
SmallCap Growth Fund I			543		(12)			1,224
SmallCap Growth Fund III			967		(14)			1,072
SmallCap S&P 600 Index Fund			415		-			1,420
SmallCap Value Fund			827		-			1,199
SmallCap Value Fund I			766		(9)			949

	$ 51,480			$ (32,237)			$ 83,936

See accompanying notes

62

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2008

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	65.12%

			International Equity Funds	22.65%
INVESTMENT COMPANIES (99.63%)			Fixed Income Funds	11.86%
Principal Funds, Inc. Institutional Class (99.63%)			Other Assets in Excess of Liabilities, Net	0.37%

Bond & Mortgage Securities Fund (a)	1,654,674 $	14,082	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	78,014	776
Disciplined LargeCap Blend Fund (a)	7,318,717	72,821
High Yield Fund I (a)	4,084,795	33,454
International Emerging Markets Fund (a)	1,329,433	18,320
International Fund I (a)	2,519,326	22,195
International Growth Fund (a)	8,198,822	56,982
International Value Fund I (a)(b)	3,207,225	27,646
LargeCap Blend Fund I (a)	5,915,392	38,213
LargeCap Growth Fund (a)	6,755,870	41,414
LargeCap Growth Fund I (a)	7,941,620	43,282
LargeCap Value Fund (a)	3,436,244	27,318
LargeCap Value Fund I (a)	3,017,396	26,463
LargeCap Value Fund III (a)	2,895,911	24,586
MidCap Growth Fund III (a)(b)	1,736,473	11,061
MidCap Value Fund I (a)	1,335,626	11,433
Preferred Securities Fund (a)	2,586,984	17,229
Real Estate Securities Fund (a)	1,815,051	21,472
SmallCap Growth Fund I (a)(b)	1,401,902	8,636
SmallCap Growth Fund III (a)(b)	1,188,327	8,057
SmallCap S&P 600 Index Fund (a)	542,733	6,464
SmallCap Value Fund (a)	774,343	9,579
SmallCap Value Fund I (a)	807,951	9,017

		550,500

TOTAL INVESTMENT COMPANIES	$ 550,500

Total Investments	$ 550,500
Other Assets in Excess of Liabilities, Net - 0.37%		2,058

TOTAL NET ASSETS - 100.00%	$ 552,558

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,082
Unrealized Depreciation	(274,425)

Net Unrealized Appreciation (Depreciation)	(273,343)
Cost for federal income tax purposes	823,843
All dollar amounts are shown in thousands (000's)

See accompanying notes

63

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,181,248 $	12,707	532,123	$ 5,351	58,697	$ 551	1,654,674 $	17,495
Core Plus Bond Fund I	-	-	80,745	806	2,731	27	78,014	779
Disciplined LargeCap Blend Fund	4,550,391	66,174	2,881,726	41,047	113,400	1,413	7,318,717	105,744
High Yield Fund	743,677	6,576	59,773	495	803,450	6,540	-	-
High Yield Fund I	2,242,527	23,401	1,900,109	19,151	57,841	555	4,084,795	41,985
International Emerging Markets Fund	838,611	22,337	512,763	14,107	21,941	466	1,329,433	35,945
International Fund I	2,738,525	43,473	2,669,852	38,652	2,889,051	28,606	2,519,326	40,567
International Growth Fund	6,338,695	74,926	1,965,770	25,364	105,643	1,098	8,198,822	99,192
International Value Fund I	-	-	3,229,424	29,203	22,199	194	3,207,225	28,987
LargeCap Blend Fund I	4,003,696	39,012	2,006,619	17,809	94,923	757	5,915,392	56,021
LargeCap Growth Fund	4,729,498	34,334	2,131,662	18,259	105,290	809	6,755,870	51,784
LargeCap Growth Fund I	5,416,242	46,072	2,651,001	20,957	125,623	875	7,941,620	66,102
LargeCap Value Fund	2,142,878	25,081	1,351,084	14,833	57,718	562	3,436,244	39,344
LargeCap Value Fund I	2,016,280	28,220	1,051,620	13,057	50,504	562	3,017,396	40,682
LargeCap Value Fund III	1,800,675	23,616	1,147,186	14,312	51,950	563	2,895,911	37,359
MidCap Growth Fund III	1,045,781	10,352	718,672	7,092	27,980	237	1,736,473	17,196
MidCap Value Fund I	731,525	10,451	626,232	7,556	22,131	237	1,335,626	17,757
Preferred Securities Fund	1,729,719	18,382	899,461	8,283	42,196	337	2,586,984	26,316
Real Estate Securities Fund	886,867	21,328	958,211	16,128	30,027	450	1,815,051	37,006
SmallCap Growth Fund I	1,035,972	10,152	384,497	3,656	18,567	156	1,401,902	13,645
SmallCap Growth Fund III	852,347	9,677	353,658	3,738	17,678	162	1,188,327	13,244
SmallCap S&P 600 Index Fund	366,327	5,479	183,703	2,911	7,297	106	542,733	8,284
SmallCap Value Fund	550,271	9,377	235,228	3,730	11,156	163	774,343	12,944
SmallCap Value Fund I	579,475	10,744	239,934	3,631	11,458	156	807,951	14,213

	$ 551,871			$ 330,128		$ 45,582	$ 822,591

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 767			$ (12)			$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			986		(64)			9,198
High Yield Fund			310		(531)			157
High Yield Fund I			783		(12)			1
International Emerging Markets Fund			4,042		(33)			1,238
International Fund I			2,164		(12,952)			3,323
International Growth Fund			3,736		-			5,184
International Value Fund I			-		(22)			-
LargeCap Blend Fund I			599		(43)			1,102
LargeCap Growth Fund			212		-			843
LargeCap Growth Fund I			545		(52)			1,801
LargeCap Value Fund			902		(8)			1,993
LargeCap Value Fund I			640		(33)			478
LargeCap Value Fund III			869		(6)			1,504
MidCap Growth Fund III			21		(11)			832
MidCap Value Fund I			433		(13)			885
Preferred Securities Fund			1,301		(12)			-
Real Estate Securities Fund			882		-			5,116
SmallCap Growth Fund I			289		(7)			651
SmallCap Growth Fund III			427		(9)			473
SmallCap S&P 600 Index Fund			148		-			507
SmallCap Value Fund			364		-			528
SmallCap Value Fund I			408		(6)			507

	$ 20,828			$ (13,826)			$ 36,321

See accompanying notes

64

     Schedule of Investments

Principal LifeTime Strategic Income Fund

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.72%)
Principal Funds, Inc. Institutional Class (99.72%)
Bond & Mortgage Securities Fund (a)	24,060,962 $	204,759
Core Plus Bond Fund I (a)	440,324	4,381
Disciplined LargeCap Blend Fund (a)	1,440,229	14,330
High Yield Fund I (a)	195,907	1,605
Inflation Protection Fund (a)	8,889,165	62,935
International Emerging Markets Fund (a)	75,470	1,040
International Fund I (a)	366,052	3,225
International Growth Fund (a)	1,730,544	12,027
International Value Fund I (a)(b)	537,567	4,634
LargeCap Blend Fund I (a)	1,284,851	8,300
LargeCap Growth Fund (a)	1,233,481	7,561
LargeCap Growth Fund I (a)	1,076,894	5,869
LargeCap Value Fund (a)	779,151	6,194
LargeCap Value Fund I (a)	59,405	521
LargeCap Value Fund III (a)	812,964	6,902
MidCap Growth Fund III (a)(b)	217,986	1,389
MidCap Value Fund I (a)	180,088	1,542
Money Market Fund (a)	1,115,312	1,115
Preferred Securities Fund (a)	4,189,968	27,905
Real Estate Securities Fund (a)	1,629,291	19,275
SmallCap S&P 600 Index Fund (a)	579,889	6,906
Ultra Short Bond Fund (a)	8,338,181	64,371

		466,786

TOTAL INVESTMENT COMPANIES	$ 466,786

Total Investments	$ 466,786
Other Assets in Excess of Liabilities, Net - 0.28%		1,312

TOTAL NET ASSETS - 100.00%	$ 468,098

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 885
Unrealized Depreciation	(154,351)

Net Unrealized Appreciation (Depreciation)	(153,466)
Cost for federal income tax purposes	620,252
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	78.42%
Domestic Equity Funds	16.83%
International Equity Funds	4.47%
Other Assets in Excess of Liabilities, Net	0.28%

TOTAL NET ASSETS	100.00%

See accompanying notes

65

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	22,944,458 $	245,548	8,843,163	$ 90,467	7,726,659	$ 76,443	24,060,962 $	257,259
Core Plus Bond Fund I	-	-	718,227	7,163	277,903	2,778	440,324	4,385
Disciplined LargeCap Blend Fund	1,191,068	16,326	672,978	9,824	423,817	5,635	1,440,229	20,372
High Yield Fund I	-	-	408,659	4,074	212,752	2,063	195,907	1,960
Inflation Protection Fund	7,733,409	73,809	3,326,907	30,543	2,171,151	19,327	8,889,165	84,725
International Emerging Markets Fund	-	-	107,887	2,746	32,417	688	75,470	1,991
International Fund I	744,410	11,663	477,850	7,179	856,208	9,791	366,052	6,015
International Growth Fund	1,499,535	15,584	545,579	6,976	314,570	3,586	1,730,544	18,991
International Value Fund I	-	-	563,169	5,106	25,602	222	537,567	4,870
LargeCap Blend Fund I	1,233,522	11,960	423,697	3,864	372,368	3,177	1,284,851	12,494
LargeCap Growth Fund	1,135,574	7,353	397,897	3,538	299,990	2,491	1,233,481	8,403
LargeCap Growth Fund I	960,708	8,103	436,202	3,543	320,016	2,404	1,076,894	9,125
LargeCap Value Fund	643,546	7,163	331,426	3,763	195,821	2,061	779,151	8,854
LargeCap Value Fund I	-	-	121,566	1,456	62,161	689	59,405	718
LargeCap Value Fund III	590,376	7,168	401,627	5,115	179,039	2,148	812,964	10,120
MidCap Growth Fund III	-	-	265,440	2,563	47,454	412	217,986	2,124
MidCap Value Fund I	-	-	217,478	2,563	37,390	412	180,088	2,128
Money Market Fund	-	-	13,561,564	13,562	12,446,252	12,447	1,115,312	1,115
Preferred Securities Fund	3,679,648	39,593	1,742,971	16,357	1,232,651	10,823	4,189,968	44,531
Real Estate Securities Fund	982,146	15,999	1,145,000	19,212	497,855	7,731	1,629,291	27,473
SmallCap S&P 600 Index Fund	480,182	7,061	247,799	3,952	148,092	2,217	579,889	8,795
Ultra Short Bond Fund	7,030,429	70,536	2,067,220	19,093	759,468	7,080	8,338,181	82,541

	$ 537,866			$ 262,659		$ 174,625	$ 618,989

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Bond & Mortgage Securities Fund	$ 13,213			$ (2,313)			$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			248		(143)			2,365
High Yield Fund I			-		(51)			-
Inflation Protection Fund		7,609			(300)			-
International Emerging Markets Fund			-		(67)			-
International Fund I			576		(3,036)			891
International Growth Fund			862		17			1,203
International Value Fund I			-		(14)			-
LargeCap Blend Fund I			175		(153)			323
LargeCap Growth Fund			49		3			197
LargeCap Growth Fund I			94		(117)			310
LargeCap Value Fund			263		(11)			589
LargeCap Value Fund I			-		(49)			-
LargeCap Value Fund III			276		(15)			485
MidCap Growth Fund III			-		(27)			-
MidCap Value Fund I			-		(23)			-
Money Market Fund			13		-			-
Preferred Securities Fund		2,437			(596)			-
Real Estate Securities Fund			929		(7)			5,612
SmallCap S&P 600 Index Fund			189		(1)			653
Ultra Short Bond Fund		3,349			(8)			-

	$ 30,282			$ (6,911)			$ 12,628

See accompanying notes

66

Schedule of Investments SAM Balanced Portfolio October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.96%)
Principal Funds, Inc. Institutional Class (99.96%)
Disciplined LargeCap Blend Fund (a)	19,308,881 $	192,123
Diversified International Fund (a)	24,384,063	181,417
Equity Income Fund (a)	28,285,889	390,911
High Yield Fund (a)	22,951,355	139,085
Income Fund (a)	43,896,352	344,586
International Emerging Markets Fund (a)	3,816,721	52,594
LargeCap Growth Fund (a)	46,001,459	281,989
LargeCap Growth Fund II (a)(b)	46,174,007	277,506
LargeCap Value Fund III (a)	19,114,245	162,280
MidCap Stock Fund (a)	8,728,233	102,120
Money Market Fund (a)	146,750	147
Mortgage Securities Fund (a)	48,339,182	500,311
Preferred Securities Fund (a)	17,698,875	117,874
Real Estate Securities Fund (a)	6,786,067	80,279
Short Term Income Fund (a)	8,894,620	99,353
SmallCap Growth Fund (a)(b)	9,534,651	52,441
SmallCap Value Fund (a)	4,417,437	54,644
West Coast Equity Fund (a)	4,262,229	132,641

		3,162,301

TOTAL INVESTMENT COMPANIES	$ 3,162,301

Total Investments	$ 3,162,301
Other Assets in Excess of Liabilities, Net - 0.04%		1,354

TOTAL NET ASSETS - 100.00%	$ 3,163,655

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 48,337
Unrealized Depreciation	(661,556)

Net Unrealized Appreciation (Depreciation)	(613,219)
Cost for federal income tax purposes	3,775,520
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.59%
Fixed Income Funds	37.97%
International Equity Funds	7.40%
Other Assets in Excess of Liabilities, Net	0.04%

TOTAL NET ASSETS	100.00%

See accompanying notes

67

Schedule of Investments
SAM Balanced Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	30,213,300 $	411,746	4,059,750	$ 61,324	14,964,169	$ 211,637	19,308,881 $	247,497
Diversified International Fund	22,541,978	244,408	4,945,668	58,784	3,103,583	45,847	24,384,063	261,201
Equity Income Fund	28,989,689	496,473	4,340,195	84,446	5,043,995	94,696	28,285,889	469,942
High Yield Fund	24,894,467	196,251	3,969,952	30,789	5,913,064	47,185	22,951,355	176,432
Income Fund	53,730,288	489,287	4,298,967	38,518	14,132,903	121,661	43,896,352	395,509
International Emerging Markets Fund	2,736,657	70,791	1,301,655	27,595	221,591	7,803	3,816,721	92,295
LargeCap Growth Fund	92,645,724	604,721	2,413,298	20,470	49,057,563	432,289	46,001,459	272,026
LargeCap Growth Fund II	-	-	47,300,742	393,640	1,126,735	9,397	46,174,007	382,760
LargeCap Value Fund III	-	-	19,114,245	184,510	-	-	19,114,245	184,510
MidCap Stock Fund	8,367,725	101,772	2,002,424	31,292	1,641,916	29,882	8,728,233	106,643
Money Market Fund	24,764,421	24,765	48,480,830	48,481	73,098,501	73,099	146,750	147
Mortgage Securities Fund	76,279,192	816,724	3,645,156	38,698	31,585,166	333,532	48,339,182	512,190
Preferred Securities Fund	-	-	19,074,506	172,334	1,375,631	12,631	17,698,875	159,008
Real Estate Securities Fund	4,578,577	75,651	3,003,056	46,788	795,566	15,603	6,786,067	106,288
Short Term Income Fund	3,567,322	41,401	16,946,664	196,586	11,619,366	133,245	8,894,620	102,719
SmallCap Growth Fund	9,331,987	49,383	2,501,503	16,848	2,298,839	21,573	9,534,651	50,107
SmallCap Value Fund	4,294,667	74,526	2,024,048	28,593	1,901,278	31,974	4,417,437	69,901
West Coast Equity Fund	5,013,322	158,104	524,459	21,771	1,275,552	52,161	4,262,229	129,132

	$ 3,856,003			$ 1,501,467		$ 1,674,215	$ 3,718,307

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 4,476			$ (13,936)			$ 50,797
Diversified International Fund		13,835			3,856			30,510
Equity Income Fund		31,502			(16,281)			37,477
High Yield Fund		15,098			(3,423)			4,622
Income Fund		27,229			(10,635)			-
International Emerging Markets Fund		11,789			1,712			3,611
LargeCap Growth Fund		2,617			79,124			10,523
LargeCap Growth Fund II		3,879			(1,483)			3,678
LargeCap Value Fund III			-		-			-
MidCap Stock Fund		3,312			3,461			18,374
Money Market Fund		1,398			-			-
Mortgage Securities Fund		36,507			(9,700)			-
Preferred Securities Fund		8,044			(695)			-
Real Estate Securities Fund			3,385		(548)			22,186
Short Term Income Fund		8,088			(2,023)			-
SmallCap Growth Fund			-		5,449			4,201
SmallCap Value Fund		1,989			(1,244)			3,148
West Coast Equity Fund		1,871			1,418			14,583

	$ 175,019			$ 35,052			$ 203,710

See accompanying notes

68

Schedule of Investments SAM Conservative Balanced Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.99%)
Principal Funds, Inc. Institutional Class (99.99%)
Disciplined LargeCap Blend Fund (a)	2,202,770 $	21,918
Diversified International Fund (a)	2,870,496	21,356
Equity Income Fund (a)	3,193,505	44,134
High Yield Fund (a)	5,350,639	32,425
Income Fund (a)	12,098,462	94,973
International Emerging Markets Fund (a)	484,678	6,679
LargeCap Growth Fund (a)	5,225,424	32,032
LargeCap Growth Fund II (a)(b)	5,183,169	31,151
LargeCap Value Fund III (a)	1,982,521	16,832
MidCap Stock Fund (a)	1,131,862	13,243
Money Market Fund (a)	2,224,964	2,225
Mortgage Securities Fund (a)	13,339,826	138,067
Preferred Securities Fund (a)	3,389,482	22,574
Real Estate Securities Fund (a)	777,966	9,203
Short Term Income Fund (a)	3,350,516	37,425
SmallCap Growth Fund (a)(b)	1,179,103	6,485
SmallCap Value Fund (a)	484,840	5,997
West Coast Equity Fund (a)	519,383	16,163

		552,882

TOTAL INVESTMENT COMPANIES	$ 552,882

Total Investments	$ 552,882
Other Assets in Excess of Liabilities, Net - 0.01%		35

TOTAL NET ASSETS - 100.00%	$ 552,917

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,617
Unrealized Depreciation	(99,828)

Net Unrealized Appreciation (Depreciation)	(94,211)
Cost for federal income tax purposes	647,093
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	59.26%
Domestic Equity Funds	35.66%
International Equity Funds	5.07%
Other Assets in Excess of Liabilities, Net	0.01%

TOTAL NET ASSETS	100.00%

See accompanying notes

69

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,764,103 $	36,651	835,248	$ 11,699	1,396,581	$ 20,126	2,202,770 $	27,501
Diversified International Fund	2,044,558	21,303	1,041,890	11,760	215,952	3,169	2,870,496	30,256
Equity Income Fund	2,660,908	44,711	969,035	17,981	436,438	8,778	3,193,505	53,509
High Yield Fund	4,288,079	33,018	1,418,638	10,992	356,078	2,671	5,350,639	41,009
Income Fund	12,522,870	115,003	1,946,898	17,465	2,371,306	20,492	12,098,462	110,202
International Emerging Markets Fund	244,691	6,248	257,671	5,455	17,684	550	484,678	11,157
LargeCap Growth Fund	8,296,270	53,715	1,251,247	10,167	4,322,093	38,757	5,225,424	30,903
LargeCap Growth Fund II	-	-	5,325,991	43,568	142,822	1,137	5,183,169	42,190
LargeCap Value Fund III	-	-	1,982,521	19,775	-	-	1,982,521	19,775
MidCap Stock Fund	808,101	11,338	418,387	6,290	94,626	1,741	1,131,862	15,971
Money Market Fund	26,690	27	10,265,810	10,266	8,067,536	8,068	2,224,964	2,225
Mortgage Securities Fund	15,861,519	170,632	2,166,847	23,051	4,688,540	49,446	13,339,826	142,430
Preferred Securities Fund	-	-	3,486,073	30,893	96,591	826	3,389,482	29,954
Real Estate Securities Fund	446,133	7,724	405,584	6,220	73,751	1,540	777,966	12,341
Short Term Income Fund	3,003,445	35,288	1,515,048	17,609	1,167,977	13,376	3,350,516	39,004
SmallCap Growth Fund	800,508	3,925	549,588	3,793	170,993	1,597	1,179,103	6,482
SmallCap Value Fund	397,669	6,941	335,725	4,778	248,554	4,002	484,840	7,332
West Coast Equity Fund	462,514	13,768	138,678	5,461	81,809	3,293	519,383	15,700

	$ 560,292			$ 257,223		$ 179,569	$ 637,941

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 384			$ (723)			$ 4,946
Diversified International Fund			1,297		362			2,858
Equity Income Fund		2,941			(405)			3,330
High Yield Fund		3,149			(330)			902
Income Fund		6,675			(1,774)			-
International Emerging Markets Fund			1,123		4			345
LargeCap Growth Fund			228		5,778			914
LargeCap Growth Fund II			296		(241)			281
LargeCap Value Fund III			-		-			-
MidCap Stock Fund			344		84			1,908
Money Market Fund			181		-			-
Mortgage Securities Fund		8,462			(1,807)			-
Preferred Securities Fund		1,406			(113)			-
Real Estate Securities Fund			341		(63)			2,112
Short Term Income Fund		1,935			(517)			-
SmallCap Growth Fund			-		361			376
SmallCap Value Fund			202		(385)			358
West Coast Equity Fund			180		(236)			1,404

	$ 29,144			$ (5)			$ 19,734

See accompanying notes

70

Schedule of Investments SAM Conservative Growth Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.10%)
Principal Funds, Inc. Institutional Class (100.10%)
Disciplined LargeCap Blend Fund (a)	18,425,073 $	183,329
Diversified International Fund (a)	25,557,262	190,146
Equity Income Fund (a)	28,464,488	393,379
High Yield Fund (a)	11,351,105	68,788
Income Fund (a)	13,907,794	109,176
International Emerging Markets Fund (a)	3,526,948	48,601
LargeCap Growth Fund (a)	47,449,962	290,868
LargeCap Growth Fund II (a)(b)	40,413,852	242,887
LargeCap Value Fund III (a)	16,130,076	136,944
MidCap Stock Fund (a)	10,538,515	123,301
Money Market Fund (a)	16,628,501	16,629
Mortgage Securities Fund (a)	19,463,616	201,448
Preferred Securities Fund (a)	6,645,119	44,257
Real Estate Securities Fund (a)	6,785,392	80,271
Short Term Income Fund (a)	2,560,304	28,599
SmallCap Growth Fund (a)(b)	9,038,196	49,710
SmallCap Value Fund (a)	4,251,543	52,592
West Coast Equity Fund (a)	4,707,606	146,501

		2,407,426

TOTAL INVESTMENT COMPANIES	$ 2,407,426

Total Investments	$ 2,407,426
Liabilities in Excess of Other Assets, Net - (0.10)%		(2,386)

TOTAL NET ASSETS - 100.00%	$ 2,405,040

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 33,923
Unrealized Depreciation	(581,880)

Net Unrealized Appreciation (Depreciation)	(547,957)
Cost for federal income tax purposes	2,955,383
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	70.67%
Fixed Income Funds	19.50%
International Equity Funds	9.93%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

See accompanying notes

71

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	31,893,539 $	436,915	4,364,864	$ 67,525	17,833,330	$ 242,971	18,425,073 $	238,053
Diversified International Fund	23,782,759	265,178	4,625,097	64,592	2,850,594	34,578	25,557,262	289,344
Equity Income Fund	30,622,780	536,948	4,067,295	83,263	6,225,587	113,617	28,464,488	484,630
High Yield Fund	11,502,756	87,214	1,750,756	13,795	1,902,407	14,529	11,351,105	85,164
Income Fund	18,330,402	164,451	2,040,865	18,359	6,463,473	55,533	13,907,794	123,890
International Emerging Markets Fund	2,912,083	75,188	825,602	24,090	210,737	6,239	3,526,948	92,555
LargeCap Growth Fund	95,620,382	641,172	2,091,003	19,646	50,261,423	429,140	47,449,962	291,130
LargeCap Growth Fund II	-	-	42,092,279	351,676	1,678,427	13,834	40,413,852	335,479
LargeCap Value Fund III	-	-	16,130,076	159,663	-	-	16,130,076	159,663
MidCap Stock Fund	9,576,542	118,439	2,011,474	34,297	1,049,501	16,285	10,538,515	134,285
Money Market Fund	148,284	148	32,577,704	32,578	16,097,487	16,097	16,628,501	16,629
Mortgage Securities Fund	26,040,632	278,573	1,334,866	14,175	7,911,882	83,935	19,463,616	206,585
Preferred Securities Fund	-	-	7,378,261	67,137	733,142	6,752	6,645,119	60,083
Real Estate Securities Fund	4,853,568	80,880	2,459,506	43,529	527,682	8,288	6,785,392	112,844
Short Term Income Fund	-	-	6,212,852	72,055	3,652,548	41,917	2,560,304	29,655
SmallCap Growth Fund	10,417,503	58,117	1,264,291	10,054	2,643,598	25,036	9,038,196	49,018
SmallCap Value Fund	4,610,932	79,930	1,235,721	18,518	1,595,110	26,906	4,251,543	70,592
West Coast Equity Fund	5,315,965	169,655	574,716	25,862	1,183,075	44,888	4,707,606	147,359

	$ 2,992,808			$ 1,120,814		$ 1,180,545	$ 2,926,958

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 4,899			$ (23,416)			$ 58,989
Diversified International Fund		16,245			(5,848)			35,820
Equity Income Fund		33,562			(21,964)			40,195
High Yield Fund		7,611			(1,316)			2,371
Income Fund		9,394			(3,387)			-
International Emerging Markets Fund		13,663			(484)			4,185
LargeCap Growth Fund			2,985		59,452			12,009
LargeCap Growth Fund II			3,209		(2,363)			3,044
LargeCap Value Fund III			-		-			-
MidCap Stock Fund		4,453			(2,166)			24,643
Money Market Fund			809		-			-
Mortgage Securities Fund		12,813			(2,228)			-
Preferred Securities Fund		3,189			(302)			-
Real Estate Securities Fund			4,141		(3,277)			27,521
Short Term Income Fund		2,372			(483)			-
SmallCap Growth Fund			-		5,883			4,746
SmallCap Value Fund		2,313			(950)			3,551
West Coast Equity Fund		2,199			(3,270)			17,202

	$ 123,857			$ (6,119)			$ 234,276

See accompanying notes

72

Schedule of Investments SAM Flexible Income Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.90%)
Principal Funds, Inc. Institutional Class (99.90%)
Disciplined LargeCap Blend Fund (a)	1,755,164 $	17,465
Diversified International Fund (a)	2,260,187	16,816
Equity Income Fund (a)	2,204,152	30,461
High Yield Fund (a)	8,027,397	48,646
Income Fund (a)	18,750,801	147,194
International Emerging Markets Fund (a)	308,389	4,250
LargeCap Growth Fund (a)	4,241,819	26,002
LargeCap Growth Fund II (a)(b)	4,285,060	25,753
LargeCap Value Fund III (a)	2,810,590	23,862
MidCap Stock Fund (a)	1,240,145	14,510
Money Market Fund (a)	755,211	755
Mortgage Securities Fund (a)	18,712,637	193,676
Preferred Securities Fund (a)	5,662,180	37,710
Real Estate Securities Fund (a)	632,872	7,487
Short Term Income Fund (a)	6,267,411	70,007
SmallCap Growth Fund (a)(b)	795,331	4,374
SmallCap Value Fund (a)	378,509	4,682
West Coast Equity Fund (a)	210,487	6,550

		680,200

TOTAL INVESTMENT COMPANIES	$ 680,200

Total Investments	$ 680,200
Other Assets in Excess of Liabilities, Net - 0.10%		678

TOTAL NET ASSETS - 100.00%	$ 680,878

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,896
Unrealized Depreciation	(107,608)

Net Unrealized Appreciation (Depreciation)	(98,712)
Cost for federal income tax purposes	778,912
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.14%
Domestic Equity Funds	23.67%
International Equity Funds	3.09%
Other Assets in Excess of Liabilities, Net	0.10%

TOTAL NET ASSETS	100.00%

See accompanying notes

73

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,601,096 $	29,929	988,210	$ 14,046	1,834,142	$ 22,928	1,755,164 $	18,926
Diversified International Fund	-	-	2,382,722	33,663	122,535	1,576	2,260,187	31,722
Equity Income Fund	1,821,286	26,481	823,990	15,087	441,124	7,854	2,204,152	32,336
High Yield Fund	6,036,864	44,440	3,036,261	22,716	1,045,728	8,636	8,027,397	58,567
Income Fund	21,581,549	196,131	3,733,313	33,543	6,564,061	57,703	18,750,801	169,320
International Emerging Markets Fund	-	-	322,402	9,456	14,013	395	308,389	8,964
LargeCap Growth Fund	6,710,263	38,774	1,047,492	8,536	3,515,936	32,481	4,241,819	22,521
LargeCap Growth Fund II	-	-	4,442,902	36,967	157,842	1,347	4,285,060	35,444
LargeCap Value Fund III	-	-	2,810,590	27,058	-	-	2,810,590	27,058
MidCap Stock Fund	863,755	9,670	502,056	7,535	125,666	2,276	1,240,145	15,187
Money Market Fund	-	-	9,370,473	9,370	8,615,262	8,615	755,211	755
Mortgage Securities Fund	23,247,856	249,005	3,596,376	38,285	8,131,595	85,906	18,712,637	198,725
Preferred Securities Fund	-	-	5,904,865	51,412	242,685	2,157	5,662,180	49,047
Real Estate Securities Fund	380,504	6,868	438,184	6,467	185,816	3,477	632,872	9,155
Short Term Income Fund	7,913,033	92,420	1,511,787	17,638	3,157,409	36,202	6,267,411	72,738
SmallCap Growth Fund	832,642	3,446	299,638	2,169	336,949	3,081	795,331	3,833
SmallCap Value Fund	416,710	7,224	203,603	2,939	241,804	3,999	378,509	5,944
West Coast Equity Fund	220,588	5,299	65,356	2,550	75,457	3,017	210,487	5,038

	$ 709,687			$ 339,437		$ 281,650	$ 765,280

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 466			$ (2,121)			$ 4,527
Diversified International Fund			1,017		(365)			2,238
Equity Income Fund		2,134			(1,378)			2,415
High Yield Fund		4,162			47			1,159
Income Fund		10,651			(2,651)			-
International Emerging Markets Fund			833		(97)			255
LargeCap Growth Fund			177		7,692			711
LargeCap Growth Fund II			296		(176)			281
LargeCap Value Fund III			-		-			-
MidCap Stock Fund			372		258			2,054
Money Market Fund			204		-			-
Mortgage Securities Fund		11,603			(2,659)			-
Preferred Securities Fund		2,008			(208)			-
Real Estate Securities Fund			241		(703)			1,466
Short Term Income Fund		4,013			(1,118)			-
SmallCap Growth Fund			-		1,299			323
SmallCap Value Fund			176		(220)			284
West Coast Equity Fund			84		206			648

	$ 38,437			$ (2,194)			$ 16,361

See accompanying notes

74

Schedule of Investments SAM Strategic Growth Portfolio

October 31, 2008

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.19%)
Principal Funds, Inc. Institutional Class (100.19%)
Disciplined LargeCap Blend Fund (a)	14,285,072 $	142,136
Diversified International Fund (a)	18,785,798	139,766
Equity Income Fund (a)	19,435,181	268,594
High Yield Fund (a)	10,280,216	62,298
International Emerging Markets Fund (a)	2,858,366	39,388
LargeCap Growth Fund (a)	30,805,274	188,836
LargeCap Growth Fund II (a)(b)	29,670,395	178,319
LargeCap Value Fund III (a)	13,267,715	112,643
MidCap Stock Fund (a)	7,640,045	89,389
Money Market Fund (a)	8,077,765	8,078
Real Estate Securities Fund (a)	4,482,306	53,026
Short Term Income Fund (a)	614,848	6,868
SmallCap Growth Fund (a)(b)	6,839,957	37,620
SmallCap Value Fund (a)	3,303,352	40,863
West Coast Equity Fund (a)	3,419,702	106,421

		1,474,245

TOTAL INVESTMENT COMPANIES	$ 1,474,245

Total Investments	$ 1,474,245
Liabilities in Excess of Other Assets, Net - (0.19)%		(2,807)

TOTAL NET ASSETS - 100.00%	$ 1,471,438

(a)	Affiliated Security

(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,915
Unrealized Depreciation	(432,526)

Net Unrealized Appreciation (Depreciation)	(412,611)
Cost for federal income tax purposes	1,886,856
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	82.77%
International Equity Funds	12.17%
Fixed Income Funds	5.25%
Liabilities in Excess of Other Assets, Net	(0.19%)

TOTAL NET ASSETS	100.00%

See accompanying notes

75

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	22,526,739 $	319,852	3,155,870	$ 48,769	11,397,537	$ 142,878	14,285,072 $	195,236
Diversified International Fund	16,790,793	191,590	3,410,236	45,325	1,415,231	18,262	18,785,798	216,825
Equity Income Fund	20,567,049	370,438	2,695,609	55,262	3,827,477	64,469	19,435,181	341,557
High Yield Fund	11,050,648	87,136	1,493,738	11,815	2,264,170	18,243	10,280,216	79,918
International Emerging Markets Fund	2,018,243	52,006	983,672	22,683	143,549	4,328	2,858,366	70,126
LargeCap Growth Fund	66,302,014	457,866	1,294,560	12,193	36,791,300	317,085	30,805,274	192,025
LargeCap Growth Fund II	-	-	30,772,493	260,208	1,102,098	9,083	29,670,395	249,573
LargeCap Value Fund III	-	-	13,267,715	126,533	-	-	13,267,715	126,533
MidCap Stock Fund	7,252,888	89,542	1,483,569	25,587	1,096,412	16,044	7,640,045	95,829
Money Market Fund	12,173	12	24,066,091	24,066	16,000,499	16,000	8,077,765	8,078
Real Estate Securities Fund	3,409,529	62,805	1,596,297	26,470	523,520	9,717	4,482,306	75,871
Short Term Income Fund	-	-	2,183,069	25,311	1,568,221	17,922	614,848	7,109
SmallCap Growth Fund	7,047,025	42,024	1,568,803	11,170	1,775,871	16,443	6,839,957	39,485
SmallCap Value Fund	3,204,107	55,629	729,929	11,056	630,684	10,416	3,303,352	55,602
West Coast Equity Fund	3,957,965	128,229	553,676	25,302	1,091,939	40,260	3,419,702	108,402

	$ 1,857,129			$ 731,750		$ 701,150	$ 1,862,169

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)			(000's)		(000's)

Disciplined LargeCap Blend Fund	$ 4,021			$ (30,507)			$ 42,219
Diversified International Fund		11,365			(1,828)			25,062
Equity Income Fund		23,349			(19,674)			27,942
High Yield Fund		6,875			(790)			2,136
International Emerging Markets Fund			9,429		(235)			2,888
LargeCap Growth Fund		1,939			39,051			7,806
LargeCap Growth Fund II		2,222			(1,552)			2,107
LargeCap Value Fund III			-		-			-
MidCap Stock Fund		4,831			(3,256)			17,457
Money Market Fund			550		-			-
Real Estate Securities Fund			2,586		(3,687)			17,078
Short Term Income Fund			827		(280)			-
SmallCap Growth Fund			-		2,734			3,586
SmallCap Value Fund		1,800			(667)			2,691
West Coast Equity Fund		1,686			(4,869)			13,206

	$ 71,480			$ (25,560)			$ 164,178

See accompanying notes

76

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2010 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 14.23	$ 13.28	$ 12.11	$ 12.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .43	0 .37	0 .32	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	(4 .75)	1 .00	1 .08	0 .02

Total From Investment Operations	(4 .32)	1 .37	1 .40	0 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .35)	(0 .15)	–
Distributions from Realized Gains	(0 .23)	(0 .07)	(0 .08)	–

Total Dividends and Distributions	(0 .67)	(0 .42)	(0 .23)	–

Net Asset Value, End of Period	$ 9.24	$ 14.23	$ 13.28	$ 12.11

Total Return(c)	(31 .75)%	10 .62%	11 .78%	0 .58%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,444	$ 33,273	$ 17,464	$ 3,070
Ratio of Expenses to Average Net Assets(e),(f)	0 .50%	0 .50%	0 .62%	1 .30%(g)
Ratio of Net Investment Income to Average Net Assets	3 .58%	2 .69%	2 .53%	1 .27%(g)
Portfolio Turnover Rate	12 .7%	14 .7%	16 .6%	10 .2%(g)

	2008	2007(h)

PRINCIPAL LIFETIME 2010 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 14.15	$ 13.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .35	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	(4 .74)	0 .75

Total From Investment Operations	(4 .39)	0 .90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	–
Distributions from Realized Gains	(0 .23)	–

Total Dividends and Distributions	(0 .57)	–

Net Asset Value, End of Period	$ 9.19	$ 14.15

Total Return(c)	(32 .22)%	6 .79%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,856	$ 5,492
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	2 .89%	1 .39%(g)
Portfolio Turnover Rate	12 .7%	14 .7%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005. (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests. (g) Computed on an annualized basis.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

77

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2020 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 15.16	$ 13.75	$ 12.28	$ 12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .37	0 .31	0 .25	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(5 .49)	1 .54	1 .48	0 .12

Total From Investment Operations	(5 .12)	1 .85	1 .73	0 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)	(0 .35)	(0 .16)	–
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	–

Total Dividends and Distributions	(0 .69)	(0 .44)	(0 .26)	–

Net Asset Value, End of Period	$ 9.35	$ 15.16	$ 13.75	$ 12.28

Total Return(c)	(35 .25)%	13 .75%	14 .34%	1 .24%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,723	$ 52,923	$ 23,723	$ 3,655
Ratio of Expenses to Average Net Assets(e),(f)	0 .50%	0 .50%	0 .61%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	2 .93%	2 .17%	1 .91%	0 .75%(g)
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%(g)

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2020 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 15.12	$ 13.72	$ 12.24	$ 12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .32	0 .21	0 .14	–
Net Realized and Unrealized Gain (Loss) on Investments	(5 .52)	1 .52	1 .50	0 .11

Total From Investment Operations	(5 .20)	1 .73	1 .64	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .24)	(0 .06)	–
Distributions from Realized Gains	(0 .29)	(0 .09)	(0 .10)	–

Total Dividends and Distributions	(0 .59)	(0 .33)	(0 .16)	–

Net Asset Value, End of Period	$ 9.33	$ 15.12	$ 13.72	$ 12.24

Total Return(c)	(35 .71)%	12 .80%	13 .57%	0 .91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,264	$ 11,033	$ 5,682	$ 979
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%	1 .40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	2 .55%	1 .50%	1 .11%	(0 .04)%(g)
Portfolio Turnover Rate	7 .1%	15 .1%	7 .4%	5 .5%(g)

	2008	2007(h)

PRINCIPAL LIFETIME 2020 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 15.07	$ 13.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .29	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	(5 .48)	1 .18

Total From Investment Operations	(5 .19)	1 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	–
Distributions from Realized Gains	(0 .29)	–

Total Dividends and Distributions	(0 .59)	–

Net Asset Value, End of Period	$ 9.29	$ 15.07

Total Return(c)	(35 .75)%	8 .97%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,572	$ 7,038
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	2 .31%	0 .51%(g)
Portfolio Turnover Rate	7 .1%	15 .1%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005. (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests. (g) Computed on an annualized basis.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

78

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2030 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 15.30	$ 13.64	$ 12.07	$ 11.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .36	0 .26	0 .18	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(5 .87)	1 .81	1 .66	0 .18

Total From Investment Operations	(5 .51)	2 .07	1 .84	0 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .31)	(0 .15)	–
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	–

Total Dividends and Distributions	(0 .71)	(0 .41)	(0 .27)	–

Net Asset Value, End of Period	$ 9.08	$ 15.30	$ 13.64	$ 12.07

Total Return(c)	(37 .66)%	15 .55%	15 .46%	1 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,002	$ 39,873	$ 17,509	$ 2,564
Ratio of Expenses to Average Net Assets(e),(f)	0 .50%	0 .50%	0 .64%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	2 .85%	1 .81%	1 .39%	0 .14%(g)
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%(g)

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2030 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 15.28	$ 13.60	$ 12.04	$ 11.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .30	0 .15	0 .09	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .90)	1 .84	1 .65	0 .19

Total From Investment Operations	(5 .60)	1 .99	1 .74	0 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .21)	(0 .06)	–
Distributions from Realized Gains	(0 .32)	(0 .10)	(0 .12)	–

Total Dividends and Distributions	(0 .60)	(0 .31)	(0 .18)	–

Net Asset Value, End of Period	$ 9.08	$ 15.28	$ 13.60	$ 12.04

Total Return(c)	(38 .04)%	14 .86%	14 .55%	1 .35%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,193	$ 9,058	$ 4,175	$ 789
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%	1 .40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	2 .36%	1 .08%	0 .72%	(0 .68)%(g)
Portfolio Turnover Rate	6 .6%	15 .5%	9 .4%	4 .8%(g)

	2008	2007(h)

PRINCIPAL LIFETIME 2030 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 15.22	$ 13.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .28	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(5 .86)	1 .46

Total From Investment Operations	(5 .58)	1 .45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	–
Distributions from Realized Gains	(0 .32)	–

Total Dividends and Distributions	(0 .60)	–

Net Asset Value, End of Period	$ 9.04	$ 15.22

Total Return(c)	(38 .06)%	10 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,689	$ 7,651
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	2 .27%	(0 .06)%(g)
Portfolio Turnover Rate	6 .6%	15 .5%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005. (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests. (g) Computed on an annualized basis.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.18 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

79

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2040 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 15.57	$ 13.68	$ 12.18	$ 11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .34	0 .22	0 .14	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .22)	2 .07	1 .76	0 .24

Total From Investment Operations	(5 .88)	2 .29	1 .90	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .30)	(0 .29)	–
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	–

Total Dividends and Distributions	(0 .70)	(0 .40)	(0 .40)	–

Net Asset Value, End of Period	$ 8.99	$ 15.57	$ 13.68	$ 12.18

Total Return(c)	(39 .41)%	17 .09%	15 .93%	1 .84%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,918	$ 24,434	$ 9,356	$ 1,433
Ratio of Expenses to Average Net Assets(e),(f)	0 .50%	0 .50%	0 .64%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	2 .68%	1 .49%	1 .08%	(0 .38)%(g)
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%(g)

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2040 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 15.42	$ 13.55	$ 12.16	$ 11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .25	0 .12	0 .05	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .17)	2 .04	1 .74	0 .25

Total From Investment Operations	(5 .92)	2 .16	1 .79	0 .20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .19)	(0 .29)	–
Distributions from Realized Gains	(0 .31)	(0 .10)	(0 .11)	–

Total Dividends and Distributions	(0 .59)	(0 .29)	(0 .40)	–

Net Asset Value, End of Period	$ 8.91	$ 15.42	$ 13.55	$ 12.16

Total Return(c)	(39 .79)%	16 .22%	15 .03%	1 .67%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,794	$ 6,161	$ 3,090	$ 621
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%	1 .40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	1 .99%	0 .86%	0 .38%	(1 .17)%(g)
Portfolio Turnover Rate	6 .0%	16 .5%	13 .1%	7 .1%(g)

	2008	2007(h)

PRINCIPAL LIFETIME 2040 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 15.49	$ 13.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .26	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .21)	1 .69

Total From Investment Operations	(5 .95)	1 .63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	–
Distributions from Realized Gains	(0 .31)	–

Total Dividends and Distributions	(0 .59)	–

Net Asset Value, End of Period	$ 8.95	$ 15.49

Total Return(c)	(39 .80)%	11 .76%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,380	$ 3,162
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	2 .03%	(0 .50)%(g)
Portfolio Turnover Rate	6 .0%	16 .5%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005. (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests. (g) Computed on an annualized basis.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

80

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME 2050 FUND

Class A shares

Net Asset Value, Beginning of Period	$ 15.36	$ 13.41	$ 11.74	$ 11.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .33	0 .19	0 .09	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .24)	2 .13	1 .80	0 .30

Total From Investment Operations	(5 .91)	2 .32	1 .89	0 .26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .26)	(0 .11)	–
Distributions from Realized Gains	(0 .36)	(0 .11)	(0 .11)	–

Total Dividends and Distributions	(0 .73)	(0 .37)	(0 .22)	–

Net Asset Value, End of Period	$ 8.72	$ 15.36	$ 13.41	$ 11.74

Total Return(c)	(40 .22)%	17 .71%	16 .30%	2 .26%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,391	$ 14,930	$ 5,685	$ 553
Ratio of Expenses to Average Net Assets(e),(f)	0 .50%	0 .50%	0 .64%	1 .50%(g)
Ratio of Net Investment Income to Average Net Assets	2 .70%	1 .32%	0 .67%	(0 .93)%(g)
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%	7 .5%(g)

	2008	2007	2006(h)

PRINCIPAL LIFETIME 2050 FUND

Class B shares

Net Asset Value, Beginning of Period	$ 15.21	$ 13.30	$ 12.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .25	0 .02	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .20)	2 .18	0 .71

Total From Investment Operations	(5 .95)	2 .20	0 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	(0 .18)	–
Distributions from Realized Gains	(0 .36)	(0 .11)	–

Total Dividends and Distributions	(0 .63)	(0 .29)	–

Net Asset Value, End of Period	$ 8.63	$ 15.21	$ 13.30

Total Return(c)	(40 .67)%	16 .80%	5 .22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,496	$ 2,106	$ 451
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	2 .05%	0 .15%	(0 .63)%(g)
Portfolio Turnover Rate	6 .8%	21 .2%	15 .9%(g)

	2008	2007(i)

PRINCIPAL LIFETIME 2050 FUND

Class C shares

Net Asset Value, Beginning of Period	$ 15.28	$ 13.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .20	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(6 .17)	1 .72

Total From Investment Operations	(5 .97)	1 .64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .27)	–
Distributions from Realized Gains	(0 .36)	–

Total Dividends and Distributions	(0 .63)	–

Net Asset Value, End of Period	$ 8.68	$ 15.28

Total Return(c)	(40 .62)%	12 .02%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,260	$ 1,560
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	1 .63%	(0 .66)%(g)
Portfolio Turnover Rate	6 .8%	21 .2%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005. (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests. (g) Computed on an annualized basis.

(h) Period from March 15, 2006, date shares first offered, through October 31, 2006.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

81

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 12.95	$ 12.74	$ 11.98	$ 11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .52	0 .51	0 .40	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	(3 .36)	0 .15	0 .68	(0 .06)

Total From Investment Operations	(2 .84)	0 .66	1 .08	0 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .51)	(0 .39)	(0 .20)	–
Distributions from Realized Gains	(0 .17)	(0 .06)	(0 .12)	–

Total Dividends and Distributions	(0 .68)	(0 .45)	(0 .32)	–

Net Asset Value, End of Period	$ 9.43	$ 12.95	$ 12.74	$ 11.98

Total Return(c)	(23 .06)%	5 .30%	9 .16%	0 .17%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,473	$ 15,668	$ 6,635	$ 1,832
Ratio of Expenses to Average Net Assets(e),(f)	0 .50%	0 .50%	0 .65%	1 .30%(g)
Ratio of Net Investment Income to Average Net Assets	4 .57%	3 .98%	3 .24%	1 .90%(g)
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%	43 .8%(g)

	2008	2007	2006(h)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 12.82	$ 12.63	$ 12.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .45	0 .40	0 .23
Net Realized and Unrealized Gain (Loss) on Investments	(3 .36)	0 .16	0 .28

Total From Investment Operations	(2 .91)	0 .56	0 .51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .31)	–
Distributions from Realized Gains	(0 .17)	(0 .06)	–

Total Dividends and Distributions	(0 .59)	(0 .37)	–

Net Asset Value, End of Period	$ 9.32	$ 12.82	$ 12.63

Total Return(c)	(23 .73)%	4 .51%	4 .21%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 816	$ 758	$ 114
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	3 .95%	3 .18%	3 .00%(g)
Portfolio Turnover Rate	30 .7%	25 .3%	48 .9%(g)

	2008	2007(i)

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 12.87	$ 12.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .44	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	(3 .35)	–

Total From Investment Operations	(2 .91)	0 .33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	–
Distributions from Realized Gains	(0 .17)	–

Total Dividends and Distributions	(0 .59)	–

Redemption fees	–	0 .01

Net Asset Value, End of Period	$ 9.37	$ 12.87

Total Return(c)	(23 .63)%	2 .71%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,044	$ 2,577
Ratio of Expenses to Average Net Assets(e),(f)	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	3 .88%	3 .27%(g)
Portfolio Turnover Rate	30 .7%	25 .3%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005. (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Does not include expenses of the investment companies in which the Fund invests. (g) Computed on an annualized basis.

(h) Period from March 15, 2006, date shares first offered, through October 31, 2006.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

82

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008		2007	2006	2005	2004

SAM BALANCED PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 16.18	$ 14.51		$ 13.32	$ 12.64	$ 11.85
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .47(a)		0 .37(a)	0 .28	0 .23	0 .20
Net Realized and Unrealized Gain (Loss) on Investments	(4 .53)		1 .70	1 .20	0.68	0 .79

Total From Investment Operations	(4 .06)		2 .07	1 .48	0.91	0 .99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .51)		(0 .32)	(0 .29)	(0 .23)	(0 .20)
Distributions from Realized Gains	(0 .77)		(0 .08)	–	–	–

Total Dividends and Distributions	(1 .28)		(0 .40)	(0 .29)	(0 .23)	(0 .20)

Net Asset Value, End of Period	$ 10.84	$ 16.18		$ 14.51	$ 13.32	$ 12.64

Total Return(b)	(27 .01)%		14 .48%	11 .26%	7 .20%	8 .51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,685,305	$ 2,594,033		$ 2,389,102	$ 2,125,167	$ 1,524,988
Ratio of Expenses to Average Net Assets(c)	0 .67%		0 .64%	0 .66%	0 .94%	0 .98%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–		0 .64%	0 .66%	0 .94%	0 .98%
Ratio of Net Investment Income to Average Net Assets	3 .39%		2 .42%	2 .01%	1 .69%	1 .56%
Portfolio Turnover Rate	34 .8%		14 .6%	10 .0%	0 .0%	2 .0%

	2008		2007	2006	2005	2004

SAM BALANCED PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 16.14	$ 14.47		$ 13.28	$ 12.61	$ 11.82
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .37(a)		0 .26(a)	0 .17	0 .12	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	(4 .53)		1 .69	1 .21	0 .67	0 .79

Total From Investment Operations	(4 .16)		1 .95	1 .38	0.79	0 .89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .40)		(0 .20)	(0 .19)	(0 .12)	(0 .10)
Distributions from Realized Gains	(0 .77)		(0 .08)	–	–	–

Total Dividends and Distributions	(1 .17)		(0 .28)	(0 .19)	(0 .12)	(0 .10)

Net Asset Value, End of Period	$ 10.81	$ 16.14		$ 14.47	$ 13.28	$ 12.61

Total Return(b)	(27 .57)%		13 .64%	10 .44%	6 .32%	7 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 748,701	$ 1,377,682		$ 1,414,695	$ 1,419,870	$ 1,354,528
Ratio of Expenses to Average Net Assets(c)	1 .43%		1 .40%	1 .43%	1 .72%	1 .75%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–		1 .40%	1 .43%	1 .72%	1 .75%
Ratio of Net Investment Income to Average Net Assets	2 .71%		1 .69%	1 .24%	0 .91%	0 .79%
Portfolio Turnover Rate	34 .8%		14 .6%	10 .0%	0 .0%	2 .0%

		2008	2007	2006	2005	2004

SAM BALANCED PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 16.05		$ 14.40	$ 13.22	$ 12.55	$ 11.78
Income from Investment Operations:
Net Investment Income (Operating Loss)		0 .36(a)	0 .25(a)	0 .17	0 .13	0 .10
Net Realized and Unrealized Gain (Loss) on Investments		(4 .49)	1 .69	1 .20	0 .67	0 .78

Total From Investment Operations		(4 .13)	1 .94	1 .37	0 .80	0 .88
Less Dividends and Distributions:
Dividends from Net Investment Income		(0 .40)	(0 .21)	(0 .19)	(0 .13)	(0 .11)
Distributions from Realized Gains		(0 .77)	(0 .08)	–	–	–

Total Dividends and Distributions		(1 .17)	(0 .29)	(0 .19)	(0 .13)	(0 .11)

Net Asset Value, End of Period	$ 10.75		$ 16.05	$ 14.40	$ 13.22	$ 12.55

Total Return(b)	(27 .52)%		13 .59%	10 .47%	6.41%	7 .64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 639,449		$ 966,785	$ 883,759	$ 734,801	$ 482,799
Ratio of Expenses to Average Net Assets(c)		1 .41%	1 .40%	1 .41%	1 .70%	1 .74%
Ratio of Gross Expenses to Average Net Assets(c),(d)		–	1 .40%	1 .41%	1 .70%	1 .74%
Ratio of Net Investment Income to Average Net Assets		2 .65%	1 .65%	1 .26%	0 .93%	0 .80%
Portfolio Turnover Rate		34 .8%	14 .6%	10 .0%	0 .0%	2 .0%
(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

83

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SAM CONSERVATIVE BALANCED PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 11.93	$ 11.12	$ 10.49	$ 10.27	$ 9.81
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .41(a)	0 .36(a)	0 .31	0 .26(a)	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	(2 .65)	0 .86	0 .65	0 .23	0 .47

Total From Investment Operations	(2 .24)	1 .22	0 .96	0 .49	0 .71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .33)	(0 .31)	(0 .26)	(0 .25)
Distributions from Realized Gains	(0 .41)	(0 .08)	(0 .02)	(0 .01)	–

Total Dividends and Distributions	(0 .85)	(0 .41)	(0 .33)	(0 .27)	(0 .25)

Net Asset Value, End of Period	$ 8.84	$ 11.93	$ 11.12	$ 10.49	$ 10.27

Total Return(b)	(20 .00)%	11 .17%	9 .31%	4.82%	7 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 247,297	$ 317,494	$ 309,946	$ 291,796	$ 207,816
Ratio of Expenses to Average Net Assets(c)	0 .68%	0 .66%	0 .68%	1 .00%	1 .04%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	0 .66%	0 .68%	1 .00%	1 .04%
Ratio of Net Investment Income to Average Net Assets	3 .83%	3 .18%	2 .89%	2 .47%	2 .42%
Portfolio Turnover Rate	27 .7%	12 .7%	13 .0%	2 .0%	2 .0%

	2008	2007	2006	2005	2004

SAM CONSERVATIVE BALANCED PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 11.91	$ 11.10	$ 10.47	$ 10.25	$ 9.79
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .33(a)	0 .28(a)	0 .23	0 .18(a)	0 .17
Net Realized and Unrealized Gain (Loss) on Investments	(2 .65)	0 .85	0 .65	0 .23	0 .46

Total From Investment Operations	(2 .32)	1 .13	0 .88	0 .41	0 .63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .24)	(0 .23)	(0 .18)	(0 .17)
Distributions from Realized Gains	(0 .41)	(0 .08)	(0 .02)	(0 .01)	–

Total Dividends and Distributions	(0 .77)	(0 .32)	(0 .25)	(0 .19)	(0 .17)

Net Asset Value, End of Period	$ 8.82	$ 11.91	$ 11.10	$ 10.47	$ 10.25

Total Return(b)	(20 .65)%	10 .33%	8 .50%	4.02%	6 .47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 107,873	$ 159,229	$ 166,857	$ 169,869	$ 161,623
Ratio of Expenses to Average Net Assets(c)	1 .44%	1 .43%	1 .45%	1 .78%	1 .81%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .43%	1 .45%	1 .78%	1 .81%
Ratio of Net Investment Income to Average Net Assets	3 .12%	2 .42%	2 .12%	1 .69%	1 .65%
Portfolio Turnover Rate	27 .7%	12 .7%	13 .0%	2 .0%	2 .0%

	2008	2007	2006	2005	2004

SAM CONSERVATIVE BALANCED PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 11.86	$ 11.06	$ 10.43	$ 10.22	$ 9.76
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .32(a)	0 .27(a)	0 .23	0 .18(a)	0 .16
Net Realized and Unrealized Gain (Loss) on Investments	(2 .63)	0 .85	0 .65	0 .22	0 .48

Total From Investment Operations	(2 .31)	1 .12	0 .88	0 .40	0 .64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .36)	(0 .24)	(0 .23)	(0 .18)	(0 .18)
Distributions from Realized Gains	(0 .41)	(0 .08)	(0 .02)	(0 .01)	–

Total Dividends and Distributions	(0 .77)	(0 .32)	(0 .25)	(0 .19)	(0 .18)

Net Asset Value, End of Period	$ 8.78	$ 11.86	$ 11.06	$ 10.43	$ 10.22

Total Return(b)	(20 .62)%	10 .31%	8 .57%	4 .00%	6 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 149,913	$ 181,365	$ 170,789	$ 152,208	$ 97,315
Ratio of Expenses to Average Net Assets(c)	1 .42%	1 .41%	1 .43%	1 .76%	1 .79%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .41%	1 .43%	1 .76%	1 .79%
Ratio of Net Investment Income to Average Net Assets	3 .07%	2 .42%	2 .14%	1 .71%	1 .67%
Portfolio Turnover Rate	27 .7%	12 .7%	13 .0%	2 .0%	2 .0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

84

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SAM CONSERVATIVE GROWTH PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 19.04	$ 16.44	$ 14.67	$ 13.56	$ 12.47
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .45	0 .29	0 .18	0 .13	0 .10
Net Realized and Unrealized Gain (Loss) on Investments	(6 .36)	2 .52	1 .73	1.11	1 .06

Total From Investment Operations	(5 .91)	2 .81	1 .91	1.24	1 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .21)	(0 .14)	(0 .13)	(0 .07)
Distributions from Realized Gains	(1 .08)	–	–	–	–

Total Dividends and Distributions	(1 .55)	(0 .21)	(0 .14)	(0 .13)	(0 .07)

Net Asset Value, End of Period	$ 11.58	$ 19.04	$ 16.44	$ 14.67	$ 13.56

Total Return(b)	(33 .63)%	17 .26%	13 .07%	9 .19%	9 .44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,204,478	$ 2,002,371	$ 1,822,661	$ 1,561,310	$ 1,157,038
Ratio of Expenses to Average Net Assets(c)	0 .68%	0 .65%	0 .67%	0 .97%	1 .01%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	0 .65%	0 .67%	0 .97%	1 .01%
Ratio of Net Investment Income to Average Net Assets	2 .90%	1 .68%	1 .16%	0 .89%	0 .74%
Portfolio Turnover Rate	32 .4%	16 .2%	11 .0%	1 .0%	5 .0%

	2008	2007	2006	2005	2004

SAM CONSERVATIVE GROWTH PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 18.36	$ 15.86	$ 14.25	$ 13.17	$ 12.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .34	0 .16	0 .06	0 .02	–
Net Realized and Unrealized Gain (Loss) on Investments	(6 .15)	2 .42	1 .67	1 .09	1 .04

Total From Investment Operations	(5 .81)	2 .58	1 .73	1.11	1 .04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .08)	(0 .12)	(0 .03)	(0 .05)
Distributions from Realized Gains	(1 .08)	–	–	–	–

Total Dividends and Distributions	(1 .42)	(0 .08)	(0 .12)	(0 .03)	(0 .05)

Net Asset Value, End of Period	$ 11.13	$ 18.36	$ 15.86	$ 14.25	$ 13.17

Total Return(b)	(34 .12)%	16 .35%	12 .19%	8 .42%	8 .53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 545,926	$ 1,089,177	$ 1,093,660	$ 1,059,655	$ 1,001,081
Ratio of Expenses to Average Net Assets(c)	1 .44%	1 .41%	1 .44%	1 .75%	1 .78%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .41%	1 .44%	1 .75%	1 .78%
Ratio of Net Investment Income to Average Net Assets	2 .26%	0 .96%	0 .39%	0 .11%	(0 .03)%
Portfolio Turnover Rate	32 .4%	16 .2%	11 .0%	1 .0%	5 .0%

	2008	2007	2006	2005	2004

SAM CONSERVATIVE GROWTH PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 18.22	$ 15.75	$ 14.15	$ 13.11	$ 12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .32	0 .15	0 .06	0 .02	–
Net Realized and Unrealized Gain (Loss) on Investments	(6 .08)	2 .42	1 .66	1 .08	1 .03

Total From Investment Operations	(5 .76)	2 .57	1 .72	1 .10	1 .03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .35)	(0 .10)	(0 .12)	(0 .06)	(0 .05)
Distributions from Realized Gains	(1 .08)	–	–	–	–

Total Dividends and Distributions	(1 .43)	(0 .10)	(0 .12)	(0 .06)	(0 .05)

Net Asset Value, End of Period	$ 11.03	$ 18.22	$ 15.75	$ 14.15	$ 13.11

Total Return(b)	(34 .16)%	16 .38%	12 .21%	8.40%	8 .53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 590,888	$ 1,000,468	$ 906,470	$ 727,829	$ 482,019
Ratio of Expenses to Average Net Assets(c)	1 .43%	1 .41%	1 .43%	1 .73%	1 .76%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .41%	1 .43%	1 .73%	1 .76%
Ratio of Net Investment Income to Average Net Assets	2 .16%	0 .92%	0 .40%	0 .13%	(0 .01)%
Portfolio Turnover Rate	32 .4%	16 .2%	11 .0%	1 .0%	5 .0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

85

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SAM FLEXIBLE INCOME PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 11.92	$ 11.54	$ 11.19	$ 11.26	$ 10.92
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .45(a)	0 .44(a)	0 .41	0 .35	0 .34(a)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .13)	0 .41	0 .39	(0 .03)	0 .35

Total From Investment Operations	(1 .68)	0 .85	0 .80	0 .32	0 .69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .43)	(0 .42)	(0 .35)	(0 .35)
Distributions from Realized Gains	(0 .27)	(0 .04)	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .74)	(0 .47)	(0 .45)	(0 .39)	(0 .35)

Net Asset Value, End of Period	$ 9.50	$ 11.92	$ 11.54	$ 11.19	$ 11.26

Total Return(b)	(14 .96)%	7 .54%	7 .28%	2.79%	6 .38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 349,745	$ 393,734	$ 401,786	$ 443,361	$ 357,735
Ratio of Expenses to Average Net Assets(c)	0 .67%	0 .65%	0 .67%	1 .00%	1 .02%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	0 .65%	0 .67%	1 .00%	1 .02%
Ratio of Net Investment Income to Average Net Assets	4 .09%	3 .75%	3 .60%	3 .10%	3 .07%
Portfolio Turnover Rate	35 .1%	9 .7%	8 .0%	3 .0%	3 .0%

	2008	2007	2006	2005	2004

SAM FLEXIBLE INCOME PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 11.91	$ 11.53	$ 11.17	$ 11.24	$ 10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .38(a)	0 .35(a)	0 .33	0 .26	0 .26(a)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .16)	0 .41	0 .39	(0 .03)	0 .34

Total From Investment Operations	(1 .78)	0 .76	0 .72	0 .23	0 .60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .34)	(0 .33)	(0 .26)	(0 .26)
Distributions from Realized Gains	(0 .27)	(0 .04)	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .65)	(0 .38)	(0 .36)	(0 .30)	(0 .26)

Net Asset Value, End of Period	$ 9.48	$ 11.91	$ 11.53	$ 11.17	$ 11.24

Total Return(b)	(15 .71)%	6 .72%	6 .54%	1.99%	5 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 175,763	$ 258,168	$ 317,142	$ 384,036	$ 418,994
Ratio of Expenses to Average Net Assets(c)	1 .44%	1 .42%	1 .44%	1 .77%	1 .79%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .42%	1 .44%	1 .77%	1 .79%
Ratio of Net Investment Income to Average Net Assets	3 .39%	3 .00%	2 .83%	2 .33%	2 .30%
Portfolio Turnover Rate	35 .1%	9 .7%	8 .0%	3 .0%	3 .0%

	2008	2007	2006	2005	2004

SAM FLEXIBLE INCOME PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 11.85	$ 11.47	$ 11.12	$ 11.19	$ 10.86
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .37(a)	0 .35(a)	0 .32	0 .26	0 .26(a)
Net Realized and Unrealized Gain (Loss) on Investments	(2 .14)	0 .41	0 .39	(0 .03)	0 .34

Total From Investment Operations	(1 .77)	0 .76	0 .71	0 .23	0 .60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .34)	(0 .33)	(0 .26)	(0 .27)
Distributions from Realized Gains	(0 .27)	(0 .04)	(0 .03)	(0 .04)	–

Total Dividends and Distributions	(0 .65)	(0 .38)	(0 .36)	(0 .30)	(0 .27)

Net Asset Value, End of Period	$ 9.43	$ 11.85	$ 11.47	$ 11.12	$ 11.19

Total Return(b)	(15 .69)%	6 .76%	6 .52%	2.06%	5 .57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 139,041	$ 143,587	$ 148,386	$ 162,140	$ 127,771
Ratio of Expenses to Average Net Assets(c)	1 .42%	1 .42%	1 .43%	1 .76%	1 .78%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .42%	1 .43%	1 .76%	1 .78%
Ratio of Net Investment Income to Average Net Assets	3 .35%	2 .99%	2 .84%	2 .34%	2 .31%
Portfolio Turnover Rate	35 .1%	9 .7%	8 .0%	3 .0%	3 .0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

86

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SAM STRATEGIC GROWTH PORTFOLIO

Class A shares

Net Asset Value, Beginning of Period	$ 21.28	$ 18.13	$ 15.99	$ 14.49	$ 13.16
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .44	0 .25	0 .13	0 .06	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(7 .84)	3 .12	2 .10	1 .48	1 .32

Total From Investment Operations	(7 .40)	3 .37	2 .23	1 .54	1 .33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .22)	(0 .09)	(0 .04)	–
Distributions from Realized Gains	(1 .15)	–	–	–	–

Total Dividends and Distributions	(1 .62)	(0 .22)	(0 .09)	(0 .04)	–

Net Asset Value, End of Period	$ 12.26	$ 21.28	$ 18.13	$ 15.99	$ 14.49

Total Return(b)	(37 .46)%	18 .75%	13 .99%	10 .61%	10 .11%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 729,591	$ 1,232,964	$ 1,074,546	$ 885,165	$ 609,250
Ratio of Expenses to Average Net Assets(c)	0 .72%	0 .68%	0 .71%	1.02%	1 .07%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	0 .68%	0 .71%	1 .02%	1 .07%
Ratio of Net Investment Income to Average Net Assets	2 .58%	1 .30%	0 .74%	0 .38%	0 .07%
Portfolio Turnover Rate	32 .5%	15 .7%	12 .0%	1 .0%	3 .0%

	2008	2007	2006	2005	2004

SAM STRATEGIC GROWTH PORTFOLIO

Class B shares

Net Asset Value, Beginning of Period	$ 20.15	$ 17.18	$ 15.25	$ 13.90	$ 12.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .33	0 .12	(0 .01)	(0 .06)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	(7 .45)	2 .94	2 .01	1 .41	1 .26

Total From Investment Operations	(7 .12)	3 .06	2 .00	1 .35	1 .17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .09)	(0 .07)	–	–
Distributions from Realized Gains	(1 .15)	–	–	–	–

Total Dividends and Distributions	(1 .48)	(0 .09)	(0 .07)	–	–

Net Asset Value, End of Period	$ 11.55	$ 20.15	$ 17.18	$ 15.25	$ 13.90

Total Return(b)	(37 .94)%	17 .86%	13 .16%	9.71%	9 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 343,364	$ 730,737	$ 718,841	$ 672,826	$ 612,914
Ratio of Expenses to Average Net Assets(c)	1 .47%	1 .39%	1 .48%	1 .79%	1 .83%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .39%	1 .48%	1 .79%	1 .83%
Ratio of Net Investment Income to Average Net Assets	2 .04%	0 .64%	(0 .03)%	(0 .39)%	(0 .69)%
Portfolio Turnover Rate	32 .5%	15 .7%	12 .0%	1 .0%	3 .0%

	2008	2007	2006	2005	2004

SAM STRATEGIC GROWTH PORTFOLIO

Class C shares

Net Asset Value, Beginning of Period	$ 20.19	$ 17.22	$ 15.29	$ 13.93	$ 12.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0 .30	0 .09	–	(0 .06)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	(7 .43)	2 .98	2 .00	1 .42	1 .28

Total From Investment Operations	(7 .13)	3 .07	2 .00	1 .36	1 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .10)	(0 .07)	–	–
Distributions from Realized Gains	(1 .15)	–	–	–	–

Total Dividends and Distributions	(1 .49)	(0 .10)	(0 .07)	–	–

Net Asset Value, End of Period	$ 11.57	$ 20.19	$ 17.22	$ 15.29	$ 13.93

Total Return(b)	(37 .96)%	17 .90%	13 .12%	9.76%	9 .34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 344,700	$ 616,494	$ 545,153	$ 417,865	$ 277,136
Ratio of Expenses to Average Net Assets(c)	1 .46%	1 .49%	1 .47%	1 .77%	1 .81%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	1 .49%	1 .47%	1 .77%	1 .81%
Ratio of Net Investment Income to Average Net Assets	1 .88%	0 .49%	(0 .02)%	(0 .37)%	(0 .67)%
Portfolio Turnover Rate	32 .5%	15 .7%	12 .0%	1 .0%	3 .0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Does not include expenses of the investment companies in which the Portfolio invests.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

87

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (11 of 74 portfolios constituting Principal Funds, Inc. (collectively the “Funds”)) as of October 31, 2008, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio for each of the periods presented through October 31, 2006, were audited by other auditors whose report dated December 18, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Funds, Inc. at October 31, 2008, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa December 23, 2008

88

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	114	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	114	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	114	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	114	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	114	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	114	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	114	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	114	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	114	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

89

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management	114	None
Director, Vice Chairman and CEO	Corporation, since 1999. Director,
Member, Executive Committee	Principal Funds Distributor, Inc. since
1952	2007. Director, Princor since 1999.
President Princor 1999-2005. Senior
Vice President, Principal Life, since
2002. Prior thereto, Vice President.

William G. Papesh	Retired December 2007. Prior thereto,	114	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

Larry D. Zimpleman	Chairman and Director, Principal	114	None
Director and Chairman of the Board	Management Corporation and Princor
Member, Executive Committee	since 2001. Chief Executive Officer
1951	Principal Life since 2008, President
and Chief Operating Officer, Principal
Life since 2006. President, Retirement
and Investor Services, Principal
Financial Group, Inc. 2003-2006.
Executive Vice President, 2001-2003,
and prior thereto, Senior Vice
President, Principal Life.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

90

Name, Position Held with the Fund, Address, and Year of Birth David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960

Principal Occupation(s) During past 5 years

Vice President, Product & Distribution Compliance,

Principal Life. Senior Vice President, Principal

Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967

Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Nora M. Everett President

711 High Street Des Moines, IA 50392 1959

Cary Fuchs

Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957

Steve Gallaher Assistant Counsel

711 High Street Des Moines, IA 50392 1955

Ernie H. Gillum

Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955

Patrick A. Kirchner Assistant Counsel

711 High Street, Des Moines, IA 50392 1960

Carolyn F. Kolks Assistant Tax Counsel

711 High Street, Des Moines, IA 50392 1962

Sarah J. Pitts Assistant Counsel

711 High Street, Des Moines, IA 50392 1945

Layne A. Rasmussen

Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958

President since 2008, Senior Vice President and Deputy General Counsel, Principal Financial Group,

Inc. 2004-2008. Vice President and Counsel, Principal Financial Group, Inc. 2001-2004.

President, Principal Funds Distributor, since 2007;

Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Vice President and Chief Compliance Officer,

Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Counsel, Principal Life.

Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Counsel, Principal Life.

Vice President and Controller – Mutual Funds,

Principal Management Corporation.

91

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2008 and the Statement of Additional Information dated September 30, 2008. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

SOURCE OF DISTRIBUTIONS

To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

92

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a new Subadvisory Agreement with Westwood Management Corporation (“Westwood”) related to the LargeCap Value Fund III series of PFI; (2) the Amended and Restated Management Agreement (the “Management Agreement”) between PFI and Principal Management Corporation (the “Manager”) and a new Subadvisory Agreement with Pacific Investment Management Company LLC (“PIMCO”) related to the creation of the Core Plus Bond Fund I; (3) the Management Agreement and Amended and Restated Subadvisory Agreements with Principal Global Investors, Inc. (“PGI”), Principal Real Estate Investors, LLC (“PREI”) and Spectrum Asset Management, Inc. (“Spectrum”) related to the creation of the Global Diversified Income Fund (“Global Diversified”); (4) an Amended and Restated Subadvisory Agreement with Mellon Capital Management Corporation (“Mellon”) related to the MidCap Growth Fund III; and (5) annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds. In preparation for their approval process, the Independent Directors met with independent legal counsel in advance of the meetings to discuss the information provided.

Westwood Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into a Subadvisory Agreement with Westwood on behalf of the LargeCap Value Fund III (“LargeCap Value III” or “Fund”).

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the Subadviser’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for PFI and that the due-diligence program recommended Westwood for the Fund.

The Board reviewed the historical composite performance of the Subadviser as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Subadviser had outperformed its category and benchmark index during most periods over the last five years. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is higher than the subadvisory fee schedule of the existing subadviser to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Subadviser and that the Manager compensates the Subadviser from its fees. The Board noted that the Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board considered that the Subadvisory Agreement would have a slightly negative impact on the Manager’s profitability during the first year of the Subadvisory Agreement and, therefore, concluded that it need not reassess the profitability of the Fund’s Management Agreement with the Manager. In concluding that the Subadviser’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with the Subadviser at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Mellon Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into a new Subadvisory Agreement with Mellon related to the addition of Mellon (the “Subadviser”) to the MidCap Growth Fund III (the “Fund”) following a proposed merger with MidCap Growth Fund I (the “Merging Fund”).

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the Subadviser’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for PFI and that the due-diligence program recommended the Subadviser for the Fund.

The Board reviewed the performance of the Merging Fund, which was sub-advised by the Subadviser, as compared to its Morningstar peer group. The Board noted that the Merging Fund’s long-term (3-year) performance was above median. The Board also considered the Manager’s statement that the Subadviser’s performance was expected to be complementary to the existing Subadviser’s performance and the Board concluded, based on this information, that investment performance was expected to be satisfactory.

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The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is lower than the subadvisory fee schedule of the existing subadviser to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Subadviser and that the Manager compensates the Subadviser from its fees. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board considered that the Manager’s overall profitability would slightly decrease with the addition of the new Subadvisory Agreement and, therefore, concluded that it need not reassess the profitability of the Fund’s Management Agreement with the Manager. In concluding that the Subadviser’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with the Subadviser at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Management Agreement and PIMCO Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into the Management Agreement with the Manager and a Subadvisory Agreement with PIMCO (the “Subadviser”) related to the creation of a new series of PFI, the Core Plus Bond Fund I.

Management Agreement

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a commitment to support the various series of PFI (collectively, the “Funds”), including undertakings to cap Fund expenses to provide competitive expense ratios for shareholders and investment into the business through the acquisition of another fund complex with the goal of building economies of scale to be shared with shareholders. In addition, the Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund.

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to the Subadviser and the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers. The Board concluded that this due diligence process has worked well for PFI’s other subadvised Funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for other PFI Funds and that a similar level of compliance was expected to be attained for the Fund.

The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage the Subadviser to manage the portfolio. Based upon its familiarity with the Manager’s performance in monitoring subadvisers to other subadvised Funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to change the Subadviser at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance was expected to be satisfactory with respect to investment performance.

The Board considered the Fund’s proposed management fee. The Board received information regarding how the Fund’s proposed management fee ranked in comparison to the advisory fees of a peer group of institutional intermediate investment-grade debt funds (“Peer Group”) based upon Lipper data. In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison of the fees to the Peer Group, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability.

The Board also considered the level of fees that would be retained by the Manager after payment of the subadvisory fee. Although the proposed management fee was at the higher end of the range of the advisory fees of the Peer Group, the Board noted the strong reputation and performance record of the Subadviser. Considering all factors it deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Manager and other relevant factors. The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. Based upon the forecasted profitability percentage the Manager provided, the Board concluded that the profitability to the Manager from the management of the Fund was not expected to be unreasonable, taking into account the reasonableness of the Fund’s proposed management fee, and given the expected level of services to be provided.

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The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the breakpoint in the Subadvisory Agreement. The Board concluded that the proposed management fee for the Fund reflects an appropriate level of sharing of economies of scale at the current anticipated asset levels.

The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management and subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreement

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Funds and that the due diligence program recommended the Subadviser for the Fund.

The Board reviewed historical composite performance of the Subadviser as compared to a Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Subadviser had outperformed its Morningstar category and benchmark index during most periods over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the subadvisory fee proposed to be paid to the Subadviser and noted the proposed breakpoint. The Board also considered that the subadvisory fee rate was only slightly higher than the median for the peer group, that it was negotiated at arm’s length between the Manager and the Subadviser and that the Manager compensates the Subadviser from its fees. The Board noted that the Subadviser represented that the proposed subadvisory fees for the Fund were not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board concluded that the Subadviser’s anticipated profitability would not be unreasonable. In reaching this conclusion, the Board determined that they need not review the estimated level of profits to the Subadviser. They based this decision on the facts that both the management and subadvisory fees were determined to be reasonable and the Manager compensates the Subadviser from its own fees having negotiated the Subadvisory Agreement with the Subadviser at arm’s-length.

The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoint included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current anticipated asset levels.

The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board noted the Subadviser’s representation that it generally does not enter into soft dollar arrangements.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement and Management Agreement are fair and reasonable and that approval of each Agreement is in the best interests of the Fund.

Management Agreement and PGI, PREI, and Spectrum Subadvisory Agreements

At its September 8, 2008 meeting, the Board considered whether to enter into the Management Agreement with the Manager and Amended and Restated Subadvisory Agreements with PGI, PREI, and Spectrum (collectively the “Subadvisers”) related to the creation of Global Diversified.

Management Agreement

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a commitment to support the various series of PFI (collectively, the “Funds”), including undertakings to cap Fund expenses to provide competitive expense ratios for shareholders and investment into the business through the acquisition of another fund complex with the goal of building economies of scale to be shared with shareholders. In addition, the Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund.

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The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to the Subadvisers and the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers. The Board concluded that this due diligence process has worked well for PFI’s other subadvised Funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for other PFI Funds and that a similar level of compliance was expected to be attained for the Fund.

The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage the Subadvisers to manage the portfolio. Based upon their familiarity with the Manager’s performance in monitoring subadvisers to other subadvised Funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to change the Subadvisers at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance with respect to Subadviser oversight was expected to be satisfactory.

The Board considered the Fund’s proposed management fee. The Board received information regarding how the Fund’s proposed management fee ranked in comparison to the advisory fees of a peer group of retail front-end load and no-load mixed asset, target allocation moderate funds (“Peer Group”) based upon Lipper data. For comparison purposes, the Manager also provided blended average peer group fees, using both Morningstar and Lipper data, determined by calculating the weighted average of average peer group fees based upon the proposed weightings of the Fund’s underlying portfolio strategies (the “Blended Peer Averages”). In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison of the fee to the Peer Group and to the Blended Peer Averages, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability. The Board determined that the Blended Peer Averages provided the most meaningful comparisons to the proposed management fee, and the Board noted that the proposed fee was in line with the Blended Peer Averages. Considering all factors they deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Manager and other relevant factors.

The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. The Board concluded that the proposed management fee was reasonable, taking into account the forecasted profitability percentage the Manager provided and given the expected level of services to be provided. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the breakpoints in the Subadvisory Agreements. The Board concluded that the proposed management fee for the Fund reflects an appropriate level of sharing of economies of scale at the currently anticipated asset levels. The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management and subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Funds and that the due diligence program recommended the Subadvisers for the Fund.

The Board reviewed the historical total return performance of the Subadvisers in portfolios with investment strategies similar to certain of the proposed portfolio strategies for the Fund, as compared to Morningstar peer groups and relevant benchmark indices. The Board noted that as of June 30, 2008, the Subadvisers had outperformed the benchmark indices during most periods over the last one, three, five and ten year periods where performance was available. The Board also noted the Manager’s statement that the Subadvisers have delivered competitive returns in portfolio or sub-portfolio strategies similar to those proposed for the Fund, but with a different mandate. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the subadvisory fees proposed to be paid to the Subadvisers and noted the proposed breakpoints. The Board also considered that the subadvisory fee rates were modestly higher than the average for the Peer Group and that the Manager compensates the Subadvisers from its fees. The Board noted that the Subadvisers represented that they do not have other subadvisory clients with investment mandates similar to those of the Fund and, thus, the proposed subadvisory fees are not higher than the fees charged by the Subadvisers to other similar clients. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.

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The Board noted that the Manager has proposed to compensate the Subadviser from its own management fee and that the proposed fees are competitive. In concluding that the proposed subadvisory fees were reasonable, the Board determined that they need not review the estimated levels of profits to the Subadvisers because, as they noted, the management fees were determined to be reasonable and the Manager compensates the Subadvisers from its own fees. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadvisers. The Board noted the Manager’s representation that it had recently reviewed the soft dollar practices of the Subadvisers and had concluded that the indirect benefits received by the Subadvisers as a result of their use of soft dollars did not result in the Subadvisers receiving unreasonable compensation in relation to the services provided. The Board also noted Spectrum’s policy that it may execute trades on behalf of its clients as broker-dealer unless a client directs execution to another broker-dealer, and considered that this practice could result in other incidental benefits to Spectrum.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement and Management Agreement are fair and reasonable and that approval of each of the Agreements is in the best interests of the Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

Also at its September 8, 2008 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the seventy-three (73) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of Alliance Capital Management L.P.; American Century Investment Management, Inc.; Ark Asset Management Co., Inc.; Barrow, Hanley, Mewhinney & Strauss; Columbus Circle Investors (“CCI”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Lehman Brothers Asset Management LLC; Los Angeles Capital Management and Equity Research, Inc.; Mackay Shields, LLC; Mazama Capital Management, Inc.; Mellon Capital Management Corporation; Morgan Stanley Investments LP; Neuberger Berman Management, Inc.; Principal Real Estate Investors, LLC (“PREI”); Principal Global Investors, LLC (“PGI”); Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; and Vaughan Nelson Investment Management, LP; Westwood; (collectively, the “Subadvisers”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the selection of the Manager and each Subadviser and the continuation of the Advisory Agreements. On August 11, September 7 and September 8, the Independent Directors also met independently of Fund management and the directors who are interested persons of PFI with their independent legal counsel and an independent consultant. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisers’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadviser’s allocation of the benefits of economies of scale (vi) the Manager’s and each Subadvisers’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadviser provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisers and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

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With regard to each Subadviser, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three year history, the Board reviewed performance for a one-year period. The Board also considered whether each Fund’s investment results were consistent with the Fund’s investment objective and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisers for a multi-manager fund, that had not attained during the relevant period a level of investment performance the Board considered satisfactory. However, the Board noted that the Manager does not directly control investment performance, but rather engages the Subadvisers that manage the portfolios. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadviser at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisers was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services delivered by the Subadviser to the Fund were reasonable or the Subadviser’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management and Subadvisory Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels) and actual (after fee waivers) management fee (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain comparable PFI Funds have different management fees and noted the reasons cited by the Manager for the differing fees.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense caps for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense caps (thereby decreasing the effective expense ratios) applicable to certain share classes of the LargeCap Value Fund III, the MidCap Value Fund II, and the SmallCap Growth Fund II. The Board also considered the Manager’s proposal to decrease the 12b-1 fees by 10 basis points for the Short-Term Income Fund.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

The Board considered each Fund’s subadvisory fees. The Board evaluated the subadvisory fees based upon data supplied by Lipper, which compared the contractual subadvisory fees to available information about subadvised funds in the Expense Universe.

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For each Subadviser not affiliated with the Manager (“Unaffiliated Subadvisers”) (each Subadviser except PGI, PREI, Edge, CCI and Spectrum), the Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each Subadviser and that the Manager compensates the Subadviser from its fees.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and receiving comparable services, the Board noted that most Subadvisers stated that they did not charge higher fees to the Manager for the Funds than were charged to their Other Clients. For the Subadvisers that did not make this representation, the Board considered the Subadviser’s representation that the fees compared favorably with those charged to Other Clients. The Board noted that the different fees to Other Clients were generally a result of fewer assets, a different level of services provided, and/or a different competitive environment at the time of the initiation of the relationship, which had resulted in the lower fees charged to the Other Clients.

For Funds where PGI, PREI, Edge, CCI or Spectrum was engaged as the Subadviser, the Board noted that the Subadviser is an affiliate of the Manager and that, therefore, the parties may allocate the fee among themselves based upon other than competitive factors, but that in the end, the shareholders pay only the management fee. Therefore, in these cases, particularly when no comparative data on subadvisory fees was provided, the Board focused primarily on whether the management fee and total expense ratios were reasonable.

For certain Subadvisers, the Manager was able to negotiate lower fees (AllianceBernstein with respect to LargeCap Value Fund III and J.P. Morgan and Mellon Capital with respect to SmallCap Value Fund I). The Board concluded that these amended fee schedules were appropriate and should be approved.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund, with the amendments proposed by the Manager, were reasonable.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreements, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2007. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers (PGI, PREI, Edge, CCI Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board noted that the Manager compensates each Unaffiliated Subadviser from its own management fees and that the fees were competitive. In concluding that the Unaffiliated Subadvisers’ fees were reasonable, the Board determined that it need not review estimated levels of profits to each Unaffiliated Subadviser because, as the Board noted, the Manager compensates each Unaffiliated Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with each Unaffiliated Subadviser at arm’s-length.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund series (the “Index Funds”) do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each Index Fund has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board identified some Funds whose asset levels have exceeded the last breakpoint level in the Fund’s fee schedule. The Board discussed these and other Funds with management and concluded that the existing breakpoints are appropriate at the current asset levels. The Board noted, however, that the Manager would present a proposal at the December board meeting regarding the applicability of potential new breakpoints to address future growth.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund, with the amendments proposed by the Manager, reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

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The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered as a part of this analysis each Subadviser’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

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FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC. October 31, 2008 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2008. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2008, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage

Principal LifeTime 2010 Fund	11%	SAM Balanced Portfolio	24%
Principal LifeTime 2020 Fund	15	SAM Conservative Balanced Portfolio	13
Principal LifeTime 2030 Fund	20	SAM Conservative Growth Portfolio	42
Principal LifeTime 2040 Fund	22	SAM Flexible Income Portfolio	8
Principal LifeTime 2050 Fund	23	SAM Strategic Growth Portfolio	54
Principal LifeTime Strategic Income Fund	5

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2008, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage

Principal LifeTime 2010 Fund	16%	SAM Balanced Portfolio	34%
Principal LifeTime 2020 Fund	22	SAM Conservative Balanced Portfolio	19
Principal LifeTime 2030 Fund	30	SAM Conservative Growth Portfolio	60
Principal LifeTime 2040 Fund	34	SAM Flexible Income Portfolio	11
Principal LifeTime 2050 Fund	36	SAM Strategic Growth Portfolio	73
Principal LifeTime Strategic Income Fund	7

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

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WE’LL GIVE YOU AN EDGE®

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit www.principalfunds.com.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor, Inc. Member FINRA 1100 Investment Blvd., Suite 200 El Dorado Hills, CA 95762 FV 457-1 | 12/2008 | #11229122010 ©2008 Principal Financial Services, Inc.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit www.principalfunds.com.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor, Inc. Member FINRA 1100 Investment Blvd., Suite 200 El Dorado Hills, CA 95762 FV 457-1 | 12/2008 | #11229122010 ©2008 Principal Financial Services, Inc.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370

PRESORTED

Do not use this address for business correspondence.

     STANDARD U.S. POSTAGE

PAID

     PRINCIPAL FINANCIAL GROUP

CLASS A, B, & C SHARES

Principal Funds: Equity & Fixed-Income Funds

Annual Report

October 31, 2008

Letter from the President	1
Economic & Financial Market Review	2
Large U.S. Equity Funds’ Performance and Investment Overview:
Equity Income Fund	4
Disciplined LargeCap Blend Fund	6
LargeCap Blend Fund I	8
LargeCap Blend Fund II	10
LargeCap Growth Fund	12
LargeCap Growth Fund I	14
LargeCap Growth Fund II	16
LargeCap S&P 500 Index Fund	18
LargeCap Value Fund	20
LargeCap Value Fund III	22
West Coast Equity Fund	24

Small/Mid U.S. Equity Funds’ Performance and Investment Overview:

MidCap Blend Fund	26
MidCap Growth Fund I	28
MidCap Growth Fund III	30
MidCap Stock Fund	32
MidCap Value Fund II	34
Real Estate Securities Fund	36
SmallCap Blend Fund	38
SmallCap Growth Fund	40
SmallCap Growth Fund II	42
SmallCap Value Fund	44
International Equity Funds’ Performance and Investment Overview:
Diversified International Fund	46
Global Real Estate Securities Fund	48
International Emerging Markets Fund	50
International Growth Fund	52
Fixed-Income Funds’ Performance and Investment Overview:
Bond & Mortgage Securities Fund	54
California Municipal Fund	56
Government & High Quality Bond Fund	58
High Yield Fund	60
Income Fund	62
Inflation Protection Fund	64
Mortgage Securities Fund	66
Preferred Securities Fund	68
Tax-Exempt Bond Fund	70

Short-Term Fixed-Income Funds’ Performance and Investment Overview:

Short-Term Bond Fund	72
Short-Term Income Fund	74
Ultra Short Bond Fund	76
Money Market Fund	78
Glossary	80
Shareholder Expense Example	83
Financial Statements	86
Notes to Financial Statements	152
Schedules of Investments	172
Financial Highlights	397
Report of Registered Independent Public Accounting Firm	435
Supplemental Information	436

Not FDIC Insured May Lose Value • Not a Deposit • No Bank Guarantee Not Insured by any Federal Government Agency

Nora Everett was named president of Principal Funds effective

March 1, 2008. Nora was formerly senior vice president and

deputy general counsel at The Principal, and has a background in investments, regulation, and acquisitions.

Dear Shareholder,

By historical standards, the past fiscal year was an exceptional period for the world’s financial markets. Buffeted by an extended period of market volatility and unprecedented disruptions in the credit markets, the S&P 500 declined 36.10% for the period, while the Barclays Capital Aggregate Bond Index closed the period with a gain of 0.30% .1

Yet while the markets suffered from extreme volatility and the traditional relationships between stock and bond prices were disrupted, our funds weathered this difficult environment. During this market period, 25 of our 49 retail funds outpaced either their benchmarks or their Morningstar peer group, and 13 of our funds beat both of these key measures.2 This illustrates the benefits of our extensive research capabilities and investment approach, which are founded on disciplined investing, active management, and adhering to investment fundamentals regardless of market conditions.

Market Declines and Recoveries

Over the past year, the market environment presented challenges for managing financial assets and planning for our financial futures. As the year unfolded, it became clear we were in a significant bear market that did not reward investors and made many nervous enough to question their overall investment strategies.

This is entirely natural. Understandably, people will question their beliefs during these difficult times. Since 1919, there have been 16 economic contractions in the U.S., averaging 13 months in length.3 However, history has shown that the worst 12-month stock market declines have historically been followed by periods of even greater recovery.4 While this may not always happen, market cycles are an inherent part of investing.

Although it is difficult to predict the length of any particular market cycle, we encourage investors to continue to follow some time-tested principles, including the need for diversification and maintaining a long-term investment perspective. As we have cited in the past, numerous studies have found that asset allocation — the mix of asset classes you select — is the most important factor in determining the variability of investment returns in your portfolio’s performance.5

Investing in multiple asset classes and investment styles affects both investment returns and risk management. When a diversified portfolio is carefully constructed, it can provide a cushion against volatile markets and prices. This remains as true today as ever before. It also helps explain why our target-date Principal LifeTime Funds and target-risk Strategic Asset Management (SAM) Portfolios continue to remain popular choices for investors seeking wider diversification.

While these are challenging times, you do not have to make difficult investing choices alone. We encourage you to meet with your financial professional, who can provide the advice you need to help meet your financial goals. We also have developed a series of educational materials on market volatility and the benefits of disciplined investing, which are available in the Tools and Resources section of our Web site, principalfunds.com.

As this letter is being written, it is evident we have entered a recession which may, or may not, last longer than average. Yet regardless of the duration, we remain committed to providing you with the highest quality investment management and shareholder services possible.

Thank you for your continued support.

Note: Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is not a guarantee of future results.

1	Based on total return. The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index) is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

2	Based on Class A shares without sales charge.

3	National Bureau of Economic Research.

4	Ibbotson Associates.

5	G.P. Brinson, L.R. Hood, and G.L. Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, January/February 1995.

1

Economic & Financial Market Review

Despite Aggressive Fed Actions, Credit Crisis Rages

Few could have predicted the transformation that occurred in the capital markets during the past twelve months. What began as a seemingly isolated crisis in assets related to U.S. subprime mortgages ballooned into an all-encompassing crisis in liquidity and confidence that touched asset classes around the globe. Stocks faltered as the credit crisis expanded. In this tenuous environment, risk premiums soared and investors sought relative safety by investing in U.S. Treasuries.

The Federal Reserve (the Fed) took aggressive actions during the period, including:

  lowering the federal funds rate from 4.5% to 1.00% (the federal funds rate is the interest rate at which financial institutions lend balances to one another overnight).
  lowering the discount rate from 5.0% to 1.25% (the discount rate is the interest rate at which financial institutions can borrow directly from the Fed).
  reviving a Depression-era tool, the primary dealer credit facility, to allow non-banks to borrow directly from the Fed.

As the domestic crisis expanded worldwide, international central banks joined the Fed in massive attempts to foster stability and liquidity in capital markets.

Major U.S. Financial Institutions Falter and Fall

Few of the most prominent U.S. financial institutions weathered the tumult unscathed. Milestones for the period included: JPMorgan bought out Bear Stearns at $10 per share; Fannie Mae and Freddie Mac were placed into conservatorship; Bank of America acquired Merrill Lynch; Lehman Brothers filed for Chapter 11 bankruptcy protection; the Federal Reserve extended an $85 billion loan in exchange for a 79.9% equity stake in AIG; the Reserve Primary Fund — the oldest U.S. money market fund — “broke the buck” as its net asset value dropped below $1 per share; Washington Mutual Bank failed — the largest U.S. bank failure on record — and JPMorgan acquired its deposit base as the bank’s investors were wiped out; Wells Fargo agreed to acquire troubled Wachovia. And the last two major investment banks standing — Goldman Sachs and Morgan Stanley —changed their status to become bank holding companies, agreeing to oversight by the Fed in order to access the discount window.

In October, following intense debate, Congress passed a highly controversial $700 billion credit facility in an effort to slow or halt the escalating cycle of deleveraging by investing directly in troubled assets and troubled financial institutions. At the end of October, approximately $250 billion had been used for direct investments in institutions.

Within this environment, value stocks performed roughly in line with growth stocks, while small-cap stocks had a modest advantage over their larger peers (although returns were decidedly negative for all market segments, as measured by the Russell indices). U.S. real estate investment trust securities also suffered, losing slightly more than the major U.S. equity indices.

2

Commodities Climb, Then Plummet

Commodity prices rose throughout much of the 12-month period. Oil led the way, rising from $85 per barrel at the beginning of the period to nearly $150 per barrel by July (as measured by NYMEX crude oil futures). Prices were driven up in part by strong international demand and by speculation of continued growth in emerging market economies. Soon after reaching their highs, however, commodity prices corrected sharply, due partly to growing signs of a deep global recession. By the end of October, oil had dropped to below $70 per barrel.

Both Emerging and Developed Foreign Markets Suffer

The abrupt and severe correction in commodities markets caused emerging markets (particularly heavy commodities exporters such as Russia) to suffer huge market losses in the midst of skyrocketing risk premiums. Geopolitical turmoil in Russia added to investor angst in that region. Developed markets also suffered heavily, with European financial institutions under tremendous pressure and the outlook for growth significantly weakened. For U.S.-based investors, returns on international stocks generally were even lower due to resurgence in the U.S. dollar.

Risk Aversion Drives Investors to U.S. Treasuries

As credit risk climbed during the period, investors stampeded to the relative safety of U.S. Treasuries. With the investor rush to safety, the broad U.S. fixed-income market significantly lagged Treasuries. Investment-grade corporate bonds (as measured by the Barclays Capital Aggregate Bond Index) trailed like-duration Treasuries by 22.5%, and the financial segment of U.S. corporate bonds lost 25.6% relative to Treasuries. Commercial mortgage-backed securities also lagged Treasuries by 24.5%, reflecting investor fear that commercial real estate would flounder under pressure from depressed residential real estate and restricted credit conditions. Meanwhile, asset-backed securities — which are primarily collateralized by consumer debt — were down 21.0% relative to Treasuries.

*Indices are unmanaged, and individuals cannot invest directly in an index. Returns shown for indices assume reinvestment of all dividends and distributions. See glossary on page 80 for definitions of indices.

3

Equity Income Fund

Portfolio Managers: Joseph T. Suty, CFA David W. Simpson, CFA Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection within the financial sector combined with the decision to underweight the financial sector were the two biggest contributors to outperformance. Avoidance of brokerage stocks for much of the 12-month period was also beneficial. Stock selection within the health care sector was the third-largest contributor to outperformance. Both Abbott Labs and Roche Holding showed positive returns. The Fund’s largest holding, Wal-Mart Stores, added a positive contribution as well.

On the negative side, stock selection within consumer staples was the biggest detractor from performance. In particular, the Fund’s position in Safeway, Inc. was a laggard. Stock selection within the materials sector was the second-biggest detractor. With the economy softening globally, several metals stocks — Alcoa, Freeport-McMoRan, and Weyerhaeuser — were very weak. Stock selection within the real estate investment trust (REIT) sector was the third-biggest detractor due to the Fund’s exposure to two industrial REITs, AMB Property and ProLogis.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund focuses on providing investors with conservative, income-oriented exposure to the stock market. Using bottom-up fundamental and quantitative analysis, the sub-advisor seeks undervalued large-cap firms they believe demonstrate strong balance sheets, cash flow, and dividend growth prospects, plus the potential to weather most economic conditions. To enhance diversification and income potential, the Fund may also invest in real estate investment trusts as well as convertible, corporate, and government bonds.

What is the outlook for the Fund?

The effect of a deteriorating global economy over the period is reflected in substantially lower stock prices. However, many stocks held in the Fund potentially offer compelling value. While it is impossible to predict the direction of the stock market over the near term, historically the stock market bottoms out ahead of the trough in the economy. Furthermore, valuations suggest the possibility of strong performance for investors who have a three-to-five-year investment time horizon. The Fund’s philosophy of investing in quality mid-sized companies historically has served investors well over the long term.

Large U.S. Equity Funds 4

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-35.04%	-4.74%	3.09%	5.32%	8.41%	5/31/39	–
	Including Sales Charge	-38.62%	-6.52%	1.93%	4.73%	8.33%

Class B Shares	Excluding Sales Charge	-35.61%	-5.54%	2.21%	4.59%	7.57%	3/30/94	5/31/39
	Including Sales Charge	-38.50%	-6.58%	1.88%	4.59%	7.57%

Class C Shares	Excluding Sales Charge	-35.55%	-5.46%	2.30%	4.50%	7.57%	3/1/02	5/31/39
	Including Sales Charge	-36.13%	-5.46%	2.30%	4.50%	7.57%

S&P 500[3]		-36.10%	-5.21%	0.26%	0.40%	11.30%

S&P 500/Citigroup Value Index[3]		-38.07%	-5.25%	1.91%	1.40%	–

Morningstar Large Value		-37.27%	-6.14%	0.64%	2.08%	10.75%
Category Average[3]

					Gross/Net
Total Investment Expense				Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares					0.84%
Class B Shares					1.68%
Class C Shares					1.61%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -24.95% (1-year); 6.76% (5-year); 7.37% (10-year); 8.63% (since inception) Class B Shares: -24.78% (1-year); 6.74% (5-year); 7.24% (10-year); 7.88% (since inception) Class C Shares: -21.88% (1-year); 7.14% (5-year); 7.14% (10-year); 7.87% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and the since-inception return shown for the S&P 500 is calculated from 12/31/78. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 5

Disciplined LargeCap Blend Fund

Portfolio Manager: Jeffrey A. Schwarte, CFA, CPA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund had positive stock selection in the financial, consumer discretionary, and telecommunication services sectors. It avoided any exposure to AIG, Wachovia Corp., and Sprint Nextel Corp., which helped the Fund’s relative performance compared to the benchmark. On the negative side, the Fund had poor stock selection in the industrial, materials, utilities, and consumer staples sectors. Negative contributors to relative performance included United States Steel Corp., AK Steel Holding Corp., and Anheuser-Busch Companies, Inc.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes that the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Large U.S. Equity Funds 6

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-36.96%	-6.39%	0.04%	3.29%	6/28/05	12/30/02
	Including Sales Charge	-40.43%	-8.14%	-1.10%	2.30%

Class B Shares	Excluding Sales Charge	-37.61%	-7.31%	-0.86%	2.38%	6/28/05	12/30/02
	Including Sales Charge	-40.38%	-8.38%	-1.19%	2.38%

Class C Shares	Excluding Sales Charge	-37.46%	-7.10%	-0.68%	2.57%	1/16/07	12/30/02
	Including Sales Charge	-38.02%	-7.10%	-0.68%	2.57%

S&P 500[3]		-36.10%	-5.21%	0.26%	3.58%

Morningstar Large Blend		-37.17%	-6.07%	-0.27%	2.88%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		0.95%		0.95%
Class B Shares		1.91%		1.91%
Class C Shares		2.98%		1.82%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -27.08% (1-year); 3.78% (5-year); 5.68% (since inception) Class B Shares: -26.96% (1-year); 3.71% (5-year); 5.81% (since inception) Class C Shares: -24.11% (1-year); 4.24% (5-year); 5.99% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/02. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 7

LargeCap Blend Fund I

Portfolio Managers: Robert C. Jones, CFA Andrew Alford Mark M. Carhart, CFA Goldman Sachs Asset Management, L.P.

What contributed to or detracted from Fund performance during the fiscal year?

During the fiscal year, quality was by far the best performing theme, followed by management, sentiment, valuation, profitability, and momentum. Among specific sectors, stock selection was positive overall. Of all sectors in the benchmark index, the Fund’s holdings in the financial sector outpaced their peers the most. On an individual stock level, underweighted positions in AIG and Fannie Mae, as well as an overweighted position in UST, contributed most positively to returns. On the negative side, holdings in the consumer staples sector were least successful relative to their peers in the benchmark. Overweighted positions in Sprint Nextel, CBS, and Regions Financial were among the biggest detractors from relative performance.

Were there any changes to the Fund’s composition during the fiscal year?

In the first quarter of 2008, the Fund manager began rebalancing the U.S. large-cap portfolios more frequently in order to achieve more timely exposure to investment themes and to better exploit shorter-lived information sources. Also, several enhancements were made to the investment process in an effort to improve performance.

What is the outlook for the Fund?

The sub-advisor continues to believe that cheaper stocks should outpace more expensive ones, and that good momentum stocks should perform better than poor momentum stocks. They prefer stocks about which fundamental research analysts are becoming more positive — profitable companies with sustainable earnings that use their capital to enhance shareholder value. As such, the sub-advisor anticipates remaining fully invested and expects that the value they add over time will be due to stock selection, as opposed to sector or size allocations. Although their underlying philosophy remains unchanged, they maintain a robust research agenda in an effort to enhance their process.

Large U.S. Equity Funds 8

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-37.03%	-7.07%	-0.94%	-4.58%	6/28/05	12/6/00
	Including Sales Charge	-40.52%	-8.82%	-2.06%	-5.26%

Class B Shares	Excluding Sales Charge	-37.62%	-7.98%	-1.81%	-5.39%	6/28/05	12/6/00
	Including Sales Charge	-40.65%	-9.19%	-2.19%	-5.39%

Class C Shares	Excluding Sales Charge	-37.63%	-7.81%	-1.74%	-5.36%	1/16/07	12/6/00
	Including Sales Charge	-38.23%	-7.81%	-1.74%	-5.36%

S&P 500[3]		-36.10%	-5.21%	0.26%	-2.16%

Morningstar Large Blend		-37.17%	-6.07%	-0.27%	-2.99%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.11%		1.11%
Class B Shares		2.15%		2.15%
Class C Shares		8.50%		1.90%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -27.61% (1-year); 2.74% (5-year); -3.06% (since inception) Class B Shares: -27.85% (1-year); 2.61% (5-year); -3.20% (since inception) Class C Shares: -24.81% (1-year); 3.04% (5-year); -3.16% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 9

LargeCap Blend Fund II

Portfolio Manager: Anna M. Dopkin, CFA T. Rowe Price Associates, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection in financials, such as insurance and commercial banks, was the largest positive contributor to relative returns. Underweighting thrifts and mortgage finance companies also helped. AIG was eliminated from the Fund prior to government action, amid liquidity concerns. Selections in information technology were beneficial to relative returns as well. For example, participating in the IPO of IT services provider Visa contributed to performance, and underweighting Yahoo! helped as its stock price suffered twice — on Microsoft’s retracted takeover bid, and after issuing a dampened outlook for ad revenue in a weak economy. Additionally, a slight underweighting in the industrial sector made a small contribution to relative returns, which was also augmented by advantageous stock selection. Specifically, underweighting General Electric was helpful, as was avoiding multi-industry company Textron, Inc.

On the negative side, utilities were the greatest detractor, behind adverse stock selection. Overweighting independent power producers and energy traders such as AES and NRG Energy hurt due to falling natural gas prices. Avoiding regulated utility Southern Company detracted as it performed well despite decreased demand. Also, consumer discretionary selections struggled as consumer spending slowed. Portfolio positions in hotels, restaurants, and leisure dragged on returns. Specifically, overweighting International Game Technology and holding non-index companies MGM Mirage, Melco PBL Entertainment, and Las Vegas Sands detracted from performance. Additionally, stock selection in materials was a minor detraction. A non-index position in Potash Corporation of Saskatchewan, which produces crop nutrients used in fertilizer, was detrimental, as was an overweighting in International Paper.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. With sector weightings that are approximately equal to those of the S&P 500, the sub-advisor invests primarily in large-cap stocks. A team of T. Rowe Price equity analysts selects stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and the value of the stock.

What is the outlook for the Fund?

The sub-advisor believes conditions that have roiled the global economy and the equity markets in recent months are likely to continue into the foreseeable future. Given that the U.S. and its major trading partners have adopted measures to inject capital and restore confidence in the financial system, the sub-advisor intends to continue to emphasize rigorous research and comprehensive analysis in seeking out companies they believe have potential for capital appreciation, while maintaining sector weightings comparable to the S&P 500. The sub-advisor remains confident this strategy will serve investors well over the long term.

Large U.S. Equity Funds 10

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-36.29%	-5.51%	-0.24%	-1.39%	6/28/05	12/6/00
	Including Sales Charge	-39.77%	-7.27%	-1.37%	-2.13%

Class B Shares	Excluding Sales Charge	-36.82%	-6.15%	-0.95%	-2.11%	6/28/05	12/6/00
	Including Sales Charge	-39.70%	-7.20%	-1.27%	-2.11%

Class C Shares	Excluding Sales Charge	-36.84%	-6.25%	-1.03%	-2.16%	1/16/07	12/6/00
	Including Sales Charge	-37.41%	-6.25%	-1.03%	-2.16%

S&P 500[3]		-36.10%	-5.21%	0.26%	-2.16%

Morningstar Large Blend		-37.17%	-6.07%	-0.27%	-2.99%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.41%		1.41%
Class B Shares		2.10%		2.10%
Class C Shares		7.19%		2.20%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -26.50% (1-year); 3.33% (5-year); 0.17% (since inception) Class B Shares: -26.36% (1-year); 3.43% (5-year); 0.20% (since inception) Class C Shares: -23.60% (1-year); 3.69% (5-year); 0.15% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 11

LargeCap Growth Fund

Portfolio Manager: Anthony Rizza, CFA Columbus Circle Investors

What contributed to or detracted from Fund performance during the fiscal year?

A few performance bright spots over the period were companies such as Millennium Pharmaceuticals and Wrigley, which benefited from being taken over at healthy premiums. Also, XTO Energy and Occidental Petroleum prospered from the early-2008 escalation in energy prices. Delta Airlines added value as well due to the rapid decline in energy prices. On the negative side, sub-par stock selection detracted most from performance, particularly in technology, as Google, Cisco, and Apple were hurt by profit-taking and IT spending deceleration. Goldman Sachs was also weak, as the company’s business suffered from the need to deleverage its business model, sluggish investment banking trends, and volatile trading conditions. Lastly, eye care-oriented drug and medical device company Alcon declined substantially late in the period after missing earnings and lowering guidance, largely because of higher-than-expected sales and marketing spending.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor's investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing lower-than-expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the sub-advisor selects companies that meet the criteria of positive momentum and positive surprise.

What is the outlook for the Fund?

The sub-advisor believes that although rapid action may prevent the credit crisis from depriving sound businesses and consumers of credit, keeping a recession mild, the potential for a severe recession with high unemployment rates is growing rapidly as the financial crisis deepens and spreads abroad. Further, they believe that because the deteriorating economic environment has made bottom-up stock selection difficult, maintaining a strong focus on high-quality companies possessing stable business models is prudent.

Large U.S. Equity Funds 12

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-37.78%	-3.95%	1.35%	-5.01%	6/28/05	12/6/00
	Including Sales Charge	-41.21%	-5.74%	0.20%	-5.69%

Class B Shares	Excluding Sales Charge	-38.36%	-4.84%	0.47%	-5.81%	6/28/05	12/6/00
	Including Sales Charge	-41.39%	-6.09%	0.07%	-5.81%

Class C Shares	Excluding Sales Charge	-38.32%	-4.80%	0.45%	-5.87%	1/16/07	12/6/00
	Including Sales Charge	-38.93%	-4.80%	0.45%	-5.87%

Russell 1000® Growth Index[3]		-36.95%	-5.90%	-1.29%	-5.03%

Morningstar Large Growth		-38.96%	-6.69%	-1.14%	-5.48%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.21%		1.21%
Class B Shares		2.14%		2.14%
Class C Shares		2.44%		2.03%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -24.64% (1-year); 5.26% (5-year); -3.52% (since inception) Class B Shares: -24.79% (1-year); 5.22% (5-year); -3.62% (since inception) Class C Shares: -21.60% (1-year); 5.53% (5-year); -3.68% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 13

LargeCap Growth Fund I

Portfolio Manager: Robert W. Sharps, CFA, CPA T. Rowe Price Associates, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

While every sector in the Russell 1000® Growth Index saw double-digit losses over the period, the health care sector was one of the least damaged on a relative basis. As a result, an overweighting in the health care sector — led by the Fund’s biotechnology holdings — was the greatest positive contributor to relative returns. Stock selection in telecommunication services was also beneficial, though the effect was somewhat mitigated by a heavy overweighting in the sector. Some of the Fund’s wireless companies, such as tower and antenna company American Tower Systems, fared better than the broader sector overall. Additionally, underweighting energy stocks boosted relative returns as falling energy prices battered the sector. Avoiding positions in oil refiner and gasoline retailer Valero Corporation, as well as global oilfield service provider Baker Hughes, was helpful. However, the benefit was limited by adverse stock selection.

On the negative side, stock selection in the consumer discretionary category led detractors. Slowing consumer spending and travel led to deep declines in the Fund’s hotel, restaurant, and leisure company holdings. Specifically, positions in MGM Mirage, Las Vegas Sands, and Marriott International all performed poorly. Conversely, defensive sectors like consumer staples performed relatively well in a challenging market environment, and an underweighting in the group hampered returns significantly. Tobacco and food product companies — in which the Fund had little exposure — had strong results for the period. Weak stock selection in information technology was a factor in the Fund’s underperformance as well. Additionally, concerns about decreased spending from both consumers and businesses caused declines for some portfolio holdings, including game companies Nintendo and Electronic Arts and credit card company Mastercard.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor's investment process involves finding and holding large companies they believe offer solid earnings and cash-flow growth.

What is the outlook for the Fund?

The sub-advisor believes that the equity market is closer to a bottom than to a top, but remains somewhat cautious in the near term due to the current challenging market environment. However, it is important to recognize that the sub-advisor is a long-term investor and their investment philosophy remains unchanged. Risk aversion and pessimism in the markets has resulted in lower valuations for many high-quality growth companies, and the sub-advisor continues to rely on the strength of their independent research to select stocks for the Fund that reflect above-average earnings and free cash flow over time. They continue to concentrate on the underlying fundamentals of their holdings. However, they are paying more attention to credit considerations, including evaluation of companies’ credit facilities, terms, and counterparties, given the credit environment.

Over time, the sub-advisor believes that better fundamentals will drive improvements in sentiment and stock performance. One encouraging note is the possible expansion in price/earnings multiples that could be driven by two factors: a reduction in risk aversion and a softening of inflation fears. Regarding inflation worries, weaker global economic growth and tighter monetary policy outside of the U.S. may eventually put the inflation genie back in the bottle. The sub-advisor believes that over time, falling commodity prices may help ease pressure on the inflation front, along with improving worker productivity and restrained wage gains. In this scenario it is possible, they believe, to see some stock prices moving higher even absent a return of robust economic and corporate earnings growth.

Large U.S. Equity Funds 14

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-41.07%	-9.27%	-3.02%	-6.60%	6/28/05	12/6/00
	Including Sales Charge	-44.31%	-10.97%	-4.12%	-7.27%

Class B Shares	Excluding Sales Charge	-41.54%	-10.06%	-3.81%	-7.34%	6/28/05	12/6/00
	Including Sales Charge	-44.33%	-11.13%	-4.16%	-7.34%

Class C Shares	Excluding Sales Charge	-41.39%	-9.55%	-3.44%	-7.09%	1/16/07	12/6/00
	Including Sales Charge	-41.95%	-9.55%	-3.44%	-7.09%

Russell 1000® Growth Index[3]		-36.95%	-5.90%	-1.29%	-5.03%

Morningstar Large Growth		-38.96%	-6.69%	-1.14%	-5.48%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.59%		1.59%
Class B Shares		2.50%		2.50%
Class C Shares		13.76%		2.20%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -30.78% (1-year); 0.71% (5-year); -5.05% (since inception) Class B Shares: -30.85% (1-year); 0.68% (5-year); -5.11% (since inception) Class C Shares: -27.59% (1-year); 1.42% (5-year); -4.87% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 15

LargeCap Growth Fund II

Portfolio Managers: Prescott LeGard, CFA Gregory J. Woodhams, CFA American Century Investment Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the consumer discretionary sector drove the Fund’s outperformance, led by positioning in multi-line and specialty retail, among other industries. The sector was home to the number one overall contributor to relative results, an overweighted position in Family Dollar Stores. Materials shares were another important source of outperformance, led by allocation and selection decisions in the chemicals and metals and mining industry segments. Monsanto, the world’s largest seed producer, was the leading contributor in this space. Financial shares also helped relative performance, thanks to stock selection in insurance, as well as to underweighted positions in consumer finance and thrift companies. The key contribution to relative results in this sector came from an overweighted position in The Chubb Corporation.

On the negative side, the information technology sector was the largest detractor from relative returns. Stock selection in the software industry drove the underperformance, behind an underweighted position in Microsoft, which appeared to be viewed by investors as a large “safe-haven” during the market turmoil experienced throughout the period. An underweighted position as well as stock selection in the IT services industry segment also detracted. Here, it hurt to be under-represented in IBM, another company apparently viewed by investors as a safe haven. An overweighting in Western Union and DST Systems also detracted. Industrial shares were the only other sector to hurt relative performance, largely as a result of an overweighted position in, and stock selection among, electrical equipment companies. Additionally, positioning in the commercial services, building products, and road and rail industries detracted slightly.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund is structured to potentially provide long-term capital appreciation for investors who can tolerate short-term share price fluctuations. The sub-advisor pursues this objective by continuing to remain fully invested in large companies exhibiting sustainable improvement in their businesses. It is the sub-advisor’s belief that owning such companies will generate outperformance over time versus both the Russell 1000® Growth Index and other funds within the large-growth peer group.

What is the outlook for the Fund?

The sub-advisor’s investment process focuses on large companies exhibiting sustainable improvement in their businesses. Each stock is selected based on a thesis, and the entire research effort is designed to identify the companies in each sector and industry the sub-advisor believes are likely to outperform. They believe owning such companies will generate outperformance over time versus the Russell 1000® Growth Index and the other funds in the large-growth peer group. As a result, the Fund’s sector and industry selection as well as capitalization range allocations are primarily a result of identifying what the sub-advisor believes to be superior individual securities.

Large U.S. Equity Funds 16

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-34.55%	-4.39%	-0.34%	-4.95%	6/28/05	12/6/00
	Including Sales Charge	-38.17%	-6.16%	-1.45%	-5.63%

Class C Shares	Excluding Sales Charge	-35.04%	-5.15%	-1.11%	-5.68%	1/16/07	12/6/00
	Including Sales Charge	-35.63%	-5.15%	-1.11%	-5.68%

Russell 1000® Growth Index[3]		-36.95%	-5.90%	-1.29%	-5.03%

Morningstar Large Growth		-38.96%	-6.69%	-1.14%	-5.48%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		4.48%		1.70%
Class C Shares		17.51%		2.45%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -23.10% (1-year); 3.48% (5-year); -3.45% (since inception) Class C Shares: -20.00% (1-year); 3.86% (5-year); -3.49% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 17

LargeCap S&P 500 Index Fund

Portfolio Managers: Dirk Laschanzky, CFA Scott Smith Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund underperformed the S&P 500 for the period due primarily to transaction costs, timing of cash flows, and portfolio fees. All 10 economic sectors in the index posted negative returns during the period. The health care and consumer staples sectors provided the least negative returns for the period, while the financial and telecommunication services sectors delivered the largest negative returns.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor uses a passive indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Large U.S. Equity Funds 18

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 1.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

This index-based investment option is invested in the stocks of the unmanaged index it tracks. There is no assurance that an index-based investment option will match the performance of the index itself. S&P 500 is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Principal Management Corporation. This fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in it.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-36.55%	-5.84%	-0.46%	-3.17%	6/28/05	12/6/00
	Including Sales Charge	-37.51%	-6.31%	-0.75%	-3.36%

Class C Shares	Excluding Sales Charge	-36.92%	-6.45%	-1.06%	-3.74%	1/16/07	12/6/00
	Including Sales Charge	-37.54%	-6.45%	-1.06%	-3.74%

S&P 500[3]		-36.10%	-5.21%	0.26%	-2.16%

Morningstar Large Blend		-37.17%	-6.07%	-0.27%	-2.99%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		0.67%		0.67%
Class C Shares		3.65%		1.30%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -23.68% (1-year); 4.08% (5-year); -1.09% (since inception) Class C Shares: -23.84% (1-year); 3.75% (5-year); -1.48% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 19

LargeCap Value Fund

Portfolio Managers: John Pihlblad, CFA Arild Holm, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund had positive stock selection in the financial, consumer discretionary, and information technology sectors. It held underweighted positions in AIG, Wachovia Corp., and Washington Mutual, Inc., which helped the Fund’s relative performance compared to the benchmark. On the negative side, the Fund had poor stock selection in the industrial, health care, utilities, and consumer staples sectors. Negative contributors to relative performance included Manitowoc Co., Idearc Inc., and Bunge Ltd.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Large U.S. Equity Funds 20

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-35.48%	-5.49%	0.52%	-0.04%	6/28/05	12/6/00
	Including Sales Charge	-39.04%	-7.25%	-0.61%	-0.75%

Class B Shares	Excluding Sales Charge	-36.08%	-6.45%	-0.27%	-0.71%	6/28/05	12/6/00
	Including Sales Charge	-39.01%	-7.52%	-0.59%	-0.71%

Class C Shares	Excluding Sales Charge	-35.81%	-6.14%	-0.18%	-0.73%	1/16/07	12/6/00
	Including Sales Charge	-36.40%	-6.14%	-0.18%	-0.73%

Russell 1000® Value Index[3]		-36.80%	-5.24%	1.90%	0.73%

Morningstar Large Value		-37.27%	-6.14%	0.64%	-0.79%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		0.94%		0.94%
Class B Shares		2.01%		2.01%
Class C Shares		8.26%		1.70%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -26.15% (1-year); 4.33% (5-year); 1.67% (since inception) Class B Shares: -26.14% (1-year); 4.36% (5-year); 1.72% (since inception) Class C Shares: -23.00% (1-year); 4.77% (5-year); 1.69% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 21

LargeCap Value Fund III

Portfolio Managers:

U.S. Value Investment Susan M. Byrne Mark R. Freeman, CFA
Policy Group Scott Lawson, CFA Jay Singhania, CFA
AllianceBernstein L.P. Kellie R. Stark, CFA
Westwood Management Corporation

What contributed to or detracted from Fund performance during the fiscal year?

Despite negative stock selection overall, stock selection was positive in the information technology sector. Having a slight underweighting in the financial sector was beneficial, as this was one of the worst-performing sectors in the benchmark Russell 1000® Value Index. Although stock selection was poor in the financial sector, the Fund avoided several companies that severely underperformed, such as Lehman Brothers and Bear Stearns.

On a negative note, stock selection was a detractor for the period. Poor stock selection was led by the financial sector, as the Fund held some of the worst-performing stocks, including AIG, Fannie Mae, and Freddie Mac. Stock selection was also negative in the energy sector. An underweighting in the utilities sector detracted from performance as well, as this was one of the better-performing sectors in the index.

Were there any changes to the Fund’s composition during the fiscal year?

Westwood Management Corp. was added to the Fund in mid-July. The Fund is now co-sub-advised by AllianceBernstein and Westwood. AllianceBernstein is responsible for approximately 65% of overall portfolio assets. AllianceBernstein seeks to take advantage of pricing distortions due to short-term events. Value investing requires in-depth research into companies and industries and the discipline to stand by a company while it addresses temporary problems — even when others are avoiding it. AllianceBernstein identifies value by using a dividend discount model, which compares the present value of each company’s projected cash flows to its current stock price to calculate the stock’s long-term expected return. Westwood is responsible for approximately 35% of overall portfolio assets. Westwood seeks to capture price anomalies that stem from operational improvements that they believe will result in significantly stronger earnings and long-term outperformance for the stock. Analysts focus on ideas that have limited downside risk and the opportunity to generate earnings and cash flows that are higher than what is implied by the current stock price.

What is the outlook for the Fund?

This multi-managed fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors for the Fund that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

Large U.S. Equity Funds 22

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-42.36%	-9.27%	-1.96%	0.15%	6/28/05	12/6/00
	Including Sales Charge	-45.52%	-10.97%	-3.06%	-0.60%

Class B Shares	Excluding Sales Charge	-42.87%	-9.97%	-2.71%	-0.61%	6/28/05	12/6/00
	Including Sales Charge	-45.53%	-11.01%	-3.21%	-0.61%

Class C Shares	Excluding Sales Charge	-42.78%	-9.94%	-2.71%	-0.62%	1/16/07	12/6/00
	Including Sales Charge	-43.32%	-9.94%	-2.71%	-0.62%

Russell 1000® Value Index[3]		-36.80%	-5.24%	1.90%	0.73%

Morningstar Large Value		-37.27%	-6.14%	0.64%	-0.79%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.41%		1.41%
Class B Shares		2.18%		2.18%
Class C Shares		6.98%		2.25%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -34.87% (1-year); 1.80% (5-year); 1.83% (since inception) Class B Shares: -34.86% (1-year); 1.66% (5-year); 1.84% (since inception) Class C Shares: -32.27% (1-year); 2.18% (5-year); 1.82% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 23

West Coast Equity Fund

Portfolio Manager: Philip M. Foreman, CFA Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Though an overweighting in health care and an underweighting in telecommunications aided performance, in general the net effect of various sector allocations was neutral to performance. Stock selection was a positive during the year, with UnionBanCal Corp. adding value due to its purchase by Mitsubishi UFJ Financial Group Inc., Japan's largest bank. Performance was helped further by the pending sale of Genentech to Roche Holding. While the Fund’s stock selection in the financial sector was not positive in absolute terms versus the passive Russell 3000® Index, in relative terms the Fund’s holdings outperformed the sector — as evidenced by Wells Fargo’s performance. On the negative side, an underweighting in energy hurt returns. From an individual holdings perspective, Nabors Industries was a poor performer due to falling natural gas prices, while Red Lion Hotels took a hit as a result of the slowing economy.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Using a unique approach that blends a regional investment focus with the flexibility to invest in companies of any size, the Seattle-based sub-advisor invests in companies located (or doing significant business) in Alaska, California, Oregon, or Washington — a region ranking among the largest economies in the world. With the ability to invest in companies of any size, the sub-advisor seeks high-quality businesses trading at reasonable prices, possessing competitive advantages, and competing in industries with barriers to entry.

What is the outlook for the Fund?

For some time the sub-advisor was optimistic that a recession could be avoided. It now appears to them that the breadth and depth of the recent credit crisis has severely impacted real economic conditions and may take until the middle of 2009 to dissipate. However, they believe there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The sub-advisor is assessing the opportune time to adjust the Fund’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

Large U.S. Equity Funds 24

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

West Coast Equity Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility. There may be additional investment risks due to the fund’s concentration in West Coast companies.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-32.95%	-3.64%	2.00%	9.18%	11.95%	11/24/86	–
	Including Sales Charge	-36.64%	-5.44%	0.85%	8.56%	11.66%

Class B Shares	Excluding Sales Charge	-33.59%	-4.55%	1.04%	8.38%	11.27%	3/30/94	11/24/86
	Including Sales Charge	-36.66%	-5.68%	0.69%	8.38%	11.27%

Class C Shares	Excluding Sales Charge	-33.60%	-4.50%	1.10%	8.22%	10.98%	3/1/02	11/24/86
	Including Sales Charge	-34.21%	-4.50%	1.10%	8.22%	10.98%

Russell 3000® Index[3]		-36.60%	-5.46%	0.46%	1.05%	8.73%

Morningstar Large Blend		-37.17%	-6.07%	-0.27%	0.89%	7.38%
Category Average[3]

					Gross/Net
Total Investment Expense				Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares					0.83%
Class B Shares					1.74%
Class C Shares					1.74%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -19.62% (1-year); 6.65% (5-year); 11.99% (10-year); 12.74% (since inception) Class B Shares: -19.60% (1-year); 6.54% (5-year); 11.80% (10-year); 12.34% (since inception) Class C Shares: -16.49% (1-year); 6.92% (5-year); 11.65% (10-year); 12.05% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The West Coast Equity Fund’s performance in 1997 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 11/30/86. Indices are unmanaged, and individuals cannot invest directly in an index.

Large U.S. Equity Funds 25

MidCap Blend Fund

Portfolio Manager: K. William Nolin, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund benefited from owning Valeant Pharmaceuticals, a specialty pharmaceutical company. Valeant had changed management, and the new management team made steady progress in streamlining the company’s product lines and core focus. The Fund also benefited from owning EOG Resources, an energy company focused mainly on natural gas production. EOG has an experienced management team, a low-cost structure, and a disciplined culture focused on maximizing returns. Additionally, owning UST Incorporated, a leader in the smokeless tobacco market, added to returns. UST rose on news that the company received an offer to be acquired by Altria Group Incorporated.

On the negative note, Coventry Health Care detracted from Fund performance. Coventry, a leading managed-care company, declined substantially during the period. Though Coventry continued to emphasize pricing over increased volume, they were hurt by the higher costs plaguing the managed-care industry. Forest City Enterprises Inc., a real estate operating company, detracted from the Fund as well. Forest City, which has a long track record of value creation in property development and management, fell as pressures in the real estate markets increased sharply. Dish Network Corporation also hurt returns. Dish, one of the two satellite television companies, declined as slowing subscriber growth and concerns about a weakening economy weighed on the company.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The investment strategy includes superior stock selection combined with disciplined risk management as the key to consistent outperformance. Superior stock selection is achieved through systematic evaluation of company fundamentals to produce in-depth original research. By focusing on fundamental research, four critical drivers of stock selection are emphasized: 1) sustainable competitive advantages, 2) market dominance in niche industries, 3) ability to generate high returns on invested capital consistently, and 4) attractive valuation.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Small/Mid U.S. Equity Funds 26

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 6/30/08 (Class A and B shares) or 2/28/09 (Class C shares). Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-33.98%	-3.84%	3.07%	3.48%	6/28/05	12/6/00
	Including Sales Charge	-37.62%	-5.63%	1.91%	2.74%

Class B Shares	Excluding Sales Charge	-34.31%	-4.17%	2.80%	3.27%	6/28/05	12/6/00
	Including Sales Charge	-37.28%	-5.18%	2.50%	3.27%

Class C Shares	Excluding Sales Charge	-34.58%	-4.69%	2.20%	2.65%	1/16/07	12/6/00
	Including Sales Charge	-35.17%	-4.69%	2.20%	2.65%

Russell Midcap® Index[3]		-40.67%	-7.06%	1.76%	1.70%

Morningstar Mid-Cap Blend		-39.14%	-7.05%	0.45%	0.58%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.14%		1.02%
Class B Shares		2.04%		1.32%
Class C Shares		3.76%		1.95%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -20.11% (1-year); 7.90% (5-year); 5.78% (since inception) Class B Shares: -19.60% (1-year); 8.56% (5-year); 6.34% (since inception) Class C Shares: -17.00% (1-year); 8.21% (5-year); 5.69% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 27

MidCap Growth Fund I

Portfolio Managers: Adam T. Logan, CFA John O’Toole, CFA Mellon Capital Management

What contributed to or detracted from Fund performance during the fiscal year?

Specialty retail holdings within the consumer cyclical sector had a positive impact on performance. Within this sector, value-oriented retailers provided strong results. Holdings among technology-based companies added value as well. Within this sector, strong stock selection among computer hardware and electronic equipment investments benefited performance. Holdings within the consumer hard goods sector also had a positive impact. Leisure and entertainment-based holdings such as Marvel Entertainment and Hasbro provided competitive results as well.

On the negative side, health care-related holdings hurt returns. Within this sector, holdings among medical service providers were disappointing. Medical insurers such as Humana and Coventry Health Care appeared under pressure based on rising costs and growing political uncertainty. Holdings among industrial-based companies detracted as well. Within this sector, industrial parts and component companies and trucking and freight firms provided disappointing results. Variances in sector weightings relative to its benchmark, the Russell Midcap Growth Index, were kept to a minimum. A modest overweighting in energy-related names detracted from performance, as commodity prices fell sharply beginning in June 2008.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure during the Fiscal year.

What is the outlook for the Fund?

The MidCap Growth Fund I, sub-advised by Mellon Capital Management, will be merged into the MidCap Growth Fund III, sub-advised by Turner Investment Partners. Following the merger, Turner and Mellon will be co-sub-advisors on the MidCap Growth Fund III. We expect the merger to be completed on November 21, 2008.

Small/Mid U.S. Equity Funds 28

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

			1-Year	3-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge		-41.57%	-8.10%	-1.91%	6/28/05	12/29/03
	Including Sales Charge		-44.77%	-9.82%	-3.04%

Class C Shares	Excluding Sales Charge		-42.02%	-8.84%	-2.67%	1/16/07	12/29/03
	Including Sales Charge		-42.53%	-8.84%	-2.67%

Russell Midcap® Growth Index[3]			-42.65%	-7.70%	-0.95%

Morningstar Mid-Cap Growth			-42.22%	-6.85%	-1.23%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		2.45%		1.75%
Class C Shares		28.20%		2.50%

Average annual total returns[1] including sales charge as of 9/30/08: Class A Shares: -28.50% (1-year); 1.62% (since inception) Class C Shares: -25.57% (1-year); 2.03% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/03. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 29

MidCap Growth Fund III

Portfolio Managers: Tara R. Hedlund, CFA, CPA Christopher K. McHugh Jason D. Schrotberger, CFA Turner Investment Partners, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The materials and processing sector contributed the most to positive relative performance as fertilizer producer Mosaic posted a double-digit return for the period, benefiting primarily from a strong agricultural cycle and the growing demand from developing countries for soybeans, corn, and wheat. The financial sector also added value, as Hudson City Bancorp Inc., a recent addition to the Fund, enjoyed attractive spreads on jumbo mortgages and a widening yield curve. Energy holdings also contributed to excess return relative to the Fund’s benchmark, the Russell Midcap Growth Index, due primarily to rising commodity prices during the first eight months of the period. The Fund reduced its exposure to companies specializing in oil and gas production, coal, and drillers in favor of offshore oil service and equipment companies.

On the negative side, the technology sector, and specifically semi-conductors such as NVIDIA and Cypress Semiconductor, detracted the most from relative performance. Utility holding NII Holdings, a digital wireless communication services provider, was the worst individual detractor from relative performance, as the company reported a disappointing quarter in late 2007. (The position has since been sold.) Additionally, the consumer discretionary sector was the second-worst detractor from relative performance. Holdings with greater exposure to the consumer, such as printing company VistaPrint Inc., suffered from the slowdown in consumer spending.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure during the Fiscal year.

What is the outlook for the Fund?

The MidCap Growth Fund I, sub-advised by Mellon Capital Management, will be merged into the MidCap Growth Fund III, sub-advised by Turner Investment Partners. Following the merger, Turner and Mellon will be co-sub-advisors on the MidCap Growth Fund III. We expect the merger to be completed November 21, 2008.

The sub-advisor believes from a fundamental standpoint that the market seems slightly undervalued and earnings outside the financial sector remain strong. In addition, the sub-advisor believes that both corporations and investors, both of which currently are holding historically high levels of cash on the sidelines, are patiently waiting to re-enter the market. In the sub-advisor’s judgment, corporate profits may hit bottom and stocks could trough in the near future. In remaining true to the growth investing style and their philosophy specifically, the sub-advisor’s focus is on owning stocks they believe have superior earnings prospects.

Small/Mid U.S. Equity Funds 30

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-44.68%	-7.80%	-1.17%	-5.51%	6/28/05	12/6/00
	Including Sales Charge	-47.73%	-9.52%	-2.27%	-6.19%

Class B Shares	Excluding Sales Charge	-45.07%	-8.47%	-1.89%	-6.21%	6/28/05	12/6/00
	Including Sales Charge	-47.63%	-9.58%	-2.25%	-6.21%

Class C Shares	Excluding Sales Charge	-45.12%	-8.31%	-1.80%	-6.16%	1/16/07	12/6/00
	Including Sales Charge	-45.63%	-8.31%	-1.80%	-6.16%

Russell Midcap® Growth Index[3]		-42.65%	-7.70%	-0.18%	-2.96%

Morningstar Mid-Cap Growth		-42.22%	-6.85%	-0.29%	-3.77%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.82%		1.75%
Class B Shares		2.61%		2.50%
Class C Shares		10.80%		2.50%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -31.16% (1-year); 4.23% (5-year); -3.38% (since inception) Class B Shares: -31.13% (1-year); 4.28% (5-year); -3.42% (since inception) Class C Shares: -28.44% (1-year); 4.74% (5-year); -3.34% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 31

MidCap Stock Fund

Portfolio Manager: Daniel R. Coleman Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The largest contributor to outperformance was stock selection within the energy sector. Two exploration and production companies, Cimarex Energy and Noble Energy, were positive contributors due to higher production results. Stock selection in the health care sector was the next largest contributor to outperformance. Within that sector, Express Scripts and Edwards Lifesciences were positive performers, as earnings surpassed expectations. Finally, Estee Lauder, a cosmetic manufacturer, helped make stock selection within the consumer staples sector the third-largest positive contributor to outperformance.

On the negative side, the biggest detractor was stock selection within the industrial sector. HNI Corp, an office furniture manufacturer, and AMR Corp, a legacy airline, were negative contributors. HNI saw a sharp decline in home office sales, while AMR was faced with a substantial increase in year-over-year fuel prices. The second-largest detractor was stock selection in the materials sector. OM Group, a manufacturer of cobalt, and Rockwood Holdings, a manufacturer of specialty chemicals, were negative performers as demand for their products moderated. Stock selection within the financial sector was the third-largest detractor. Ambac Financial Group, a financial guarantee provider, and PMI Group, a mortgage insurer, hurt returns due to the meltdown within the credit markets.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. To construct the Fund, the sub-advisor looks for those mid-cap firms they believe compete in a dynamic industry with long-term growth potential, possess a sustainable competitive advantage, exhibit strong positive cash flows, are led by shareholder-oriented management, and trade at undervalued prices. The goal of this process is to produce a portfolio of 40 to 60 holdings with the potential to grow faster than the S&P MidCap 400 Index at lower risk levels.

What is the outlook for the Fund?

The effect of a deteriorating global economy over the 12-month period is reflected in substantially lower stock prices. However, the sub-advisor believes that many stocks held in the Fund potentially offer compelling value. While it is impossible to predict the direction of the stock market over the near term, historically the stock market bottoms out ahead of the trough in the economy. Furthermore, valuations suggest the possibility of strong performance for investors who have a three-to-five-year investment time horizon. The Fund’s philosophy of investing in quality mid-sized companies historically has served investors well over the long term.

Small/Mid U.S. Equity Funds 32

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-34.40%	-7.32%	0.73%	5.98%	3/1/00	–
	Including Sales Charge	-38.02%	-9.05%	-0.40%	5.30%

Class B Shares	Excluding Sales Charge	-34.98%	-8.20%	-0.22%	5.04%	3/1/00	–
	Including Sales Charge	-37.74%	-9.13%	-0.51%	5.04%

Class C Shares	Excluding Sales Charge	-35.00%	-8.13%	-0.15%	5.03%	3/1/02	3/1/00
	Including Sales Charge	-35.55%	-8.13%	-0.15%	5.03%

S&P MidCap 400[3]		-36.46%	-5.52%	1.96%	3.64%

Morningstar Mid-Cap Blend		-39.14%	-7.05%	0.45%	0.97%
Category Average[3]

				Gross/Net
Total Investment Expense			Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares				1.08%
Class B Shares				2.10%
Class C Shares				2.18%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -24.68% (1-year); 5.54% (5-year); 8.13% (since inception) Class B Shares: -24.34% (1-year); 5.42% (5-year); 7.86% (since inception) Class C Shares: -21.73% (1-year); 5.80% (5-year); 7.86% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 2/29/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 33

MidCap Value Fund II

Portfolio Managers:

S. Basu Mullick, Ph.D. Neuberger Berman Management, Inc.

Bruce Jacobs, Ph.D. Ken Levy, CFA Jacobs Levy Equity Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Although stock selection was poor overall, it was very strong in the information technology sector. Also, having a slight underweighting in the consumer discretionary sector benefited returns. Additionally, the Fund had a lower price-to-earnings ratio than its benchmark, the Russell Midcap Value Index, which contributed positively to relative returns.

Stock selection was negative for the period; specifically, the materials and industrial sectors saw the worst stock selection. An overweighting in the information technology sector also detracted from relative performance. In addition, owning stocks that in aggregate exhibited higher volatility than the stocks held in the index hurt relative performance.

Were there any changes to the Fund’s composition during the fiscal year?

Effective October 31, 2008, Neuberger Berman was removed as a sub-advisor due to quantitative concerns. Jacobs Levy is now the sole sub-advisor for this investment option.

What is the outlook for the Fund?

The investment models used by Jacobs Levy focus mainly on company-level, bottom-up information. This investment approach results in portfolios that are diversified across stocks, industries, sectors, and numerous potential opportunities. Among industries, the Fund is moderately overweighted in electric and gas utilities, commercial banks, and computer hardware, and is underweighted in alcohol and tobacco.

Small/Mid U.S. Equity Funds 34

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-43.29%	-11.00%	-1.12%	1.33%	6/28/05	12/6/00
	Including Sales Charge	-46.40%	-12.67%	-2.23%	0.60%

Class B Shares	Excluding Sales Charge	-43.68%	-11.45%	-1.70%	0.68%	6/28/05	12/6/00
	Including Sales Charge	-46.20%	-12.35%	-1.98%	0.68%

Class C Shares	Excluding Sales Charge	-43.72%	-11.65%	-1.85%	0.58%	1/16/07	12/6/00
	Including Sales Charge	-44.22%	-11.65%	-1.85%	0.58%

Russell Midcap® Value Index[3]		-38.83%	-6.82%	2.97%	4.16%

Morningstar Mid-Cap Value		-38.13%	-7.08%	1.24%	2.32%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.73%		1.73%
Class B Shares		3.24%		2.50%
Class C Shares		7.63%		2.50%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -28.84% (1-year); 4.69% (5-year); 4.15% (since inception) Class B Shares: -28.58% (1-year); 4.95% (5-year); 4.23% (since inception) Class C Shares: -25.97% (1-year); 5.09% (5-year); 4.13% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 35

Real Estate Securities Fund

Portfolio Manager: Kelly D. Rush, CFA Principal Real Estate Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Security selection in large regional mall owners was a positive contributor. Also, avoiding/underweighting companies with balance sheet challenges and lower quality assets benefited selection. This included avoiding Macerich, CBL & Associates, and Glimcher Realty, and underweighting General Growth Properties. The decision to underweight the position in industrial owner and large index constituent Prologis proved beneficial as well, as the stock was off since April 30, 2008. Prologis owns and develops industrial property for sale on a worldwide basis, and fears of a global slowdown weighed on its stock price during the period. Favorable security selection involving the owners of a strip mall shopping center was a contributor as well. In addition, a large underweighting in Developers Diversified Realty and a large overweighting in Federal Realty aided performance.

On the negative side, the decision to underweight HCP, the largest publicly traded owner of health care facilities, was a large drag on performance as the stock outperformed. Also, stock selection in the diversified sector detracted from performance. This underperformance was tied to four stocks that were less subject to selling pressure from large institutions as their investor base was dominated by individuals less prone to sell into the market weakness. An underweighting in multi-family apartment owner Equity Residential was a drag on returns as well. Equity Residential benefited from the availability of government-sponsored agency debt through Fannie Mae and Freddie Mac, while financing in most sectors had dried up.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s philosophy is that superior returns are achieved by investing in — but not overpaying for — high-quality companies expected to experience favorable trends. Their strategy encompasses a bottom-up, fundamental research-based process that includes index-relative portfolio construction with a quality bias.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Small/Mid U.S. Equity Funds 36

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Real estate investment options are subject to some risks inherent in real estate and real estate investment trusts (REITs), such as risks associated with general and local economic conditions. Investing in REITs involves special risks, including interest rate fluctuation, credit risks, and liquidity risks, including the effect of interest-rate conditions on real estate values and occupancy rates.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-36.02%	-4.21%	6.48%	9.72%	6/28/05	12/6/00
	Including Sales Charge	-39.53%	-6.00%	5.28%	8.93%

Class B Shares	Excluding Sales Charge	-36.50%	-4.88%	5.72%	8.95%	6/28/05	12/6/00
	Including Sales Charge	-38.86%	-5.74%	5.46%	8.95%

Class C Shares	Excluding Sales Charge	-36.48%	-4.81%	5.91%	9.18%	1/16/07	12/6/00
	Including Sales Charge	-36.95%	-4.81%	5.91%	9.18%

MSCI U.S. REIT Index[3]		-40.46%	-6.48%	4.49%	8.17%

Morningstar Specialty – Real Estate		-41.77%	-8.03%	3.24%	7.19%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.43%		1.28%
Class B Shares		2.23%		2.08%
Class C Shares		2.33%		1.98%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -15.32% (1-year); 12.48% (5-year); 13.50% (since inception) Class B Shares: -14.45% (1-year); 12.70% (5-year); 13.52% (since inception) Class C Shares: -11.69% (1-year); 13.17% (5-year); 13.77% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 37

SmallCap Blend Fund

Portfolio Managers: Thomas Morabito, CFA Phil Nordhus, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

While the consumer discretionary sector was one of the weak performers in the Fund’s benchmark, the Russell 2000® Index, the Fund’s holdings in this sector fared much better. The Fund had below-average exposure to companies involved in automotive manufacturing and home building, which were especially weak during the period. Meanwhile, the Fund’s holdings in educational services and casino gaming performed well. Holdings in the consumer staples sector also helped offset some of the period’s weak performance. The stock selection process used in the Fund favored companies with strong business fundamentals that could increase market share even in a weakening economy.

On a negative note, the Fund had above-average exposure to the commercial aerospace industry. These holdings were adversely affected by a combination of capacity reduction at the airlines and potential order delays caused by a labor dispute at Boeing and development delays in their new 787 Dreamliner. In addition, the Fund had above-average exposure to companies with global end markets, and those companies were especially weak during the financial crisis. In the financial sector, several real estate investment trust holdings with exposure to mortgage-backed securities and commercial mortgages hurt returns. Regional banks performed poorly for the Fund, as its holdings were more adversely affected by deteriorating credit quality compared with other banks.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Small/Mid U.S. Equity Funds 38

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-36.97%	-6.59%	0.60%	3.41%	6/28/05	12/6/00
	Including Sales Charge	-40.42%	-8.34%	-0.53%	2.67%

Class B Shares	Excluding Sales Charge	-37.52%	-7.36%	-0.19%	2.62%	6/28/05	12/6/00
	Including Sales Charge	-40.38%	-8.35%	-0.49%	2.62%

Class C Shares	Excluding Sales Charge	-37.44%	-7.31%	-0.18%	2.62%	1/16/07	12/6/00
	Including Sales Charge	-38.01%	-7.31%	-0.18%	2.62%

Russell 2000® Index[3]		-34.16%	-4.79%	1.57%	2.65%

Morningstar Small Blend		-37.24%	-6.73%	1.21%	2.71%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.44%		1.44%
Class B Shares		2.27%		2.27%
Class C Shares		5.13%		2.20%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -23.53% (1-year); 5.59% (5-year); 5.74% (since inception) Class B Shares: -23.46% (1-year); 5.64% (5-year); 5.70% (since inception) Class C Shares: -20.41% (1-year); 5.98% (5-year); 5.70% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 39

SmallCap Growth Fund

Portfolio Manager: Mariateresa Monaco Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Consumer discretionary holdings posted relative outperformance. Lack of exposure to Auto Component, and the strong relative performance of DeVry Inc. within the diversified consumer services sector and G-III Apparel Group in textile, apparel, and luxury goods, all contributed to good relative performance. Within health care providers and services, the Fund enjoyed very strong stock selection with the robust performance of LHC Group and Amedisys, Inc. The Fund also benefited from an acquisition in the pharmaceutical industry. Sciele Pharma, Inc. was acquired by Japanese-based Shionogi at a 60% premium.

On the negative side, a good portion of the underperformance is attributable to the industrial sector, especially in commercial aerospace. After peaking around year-end 2007, the aerospace group’s performance was pressured by increasingly negative investor sentiment. Information technology also weighed on underperformance. The worst portion of this sector was the semiconductor industry, where a weak consumer electronics environment affected several portfolio holdings. Within the energy sector, the Fund was penalized for not owning two coal companies, Alpha Natural Resources, Inc. and Walter Industries, in the first half of 2008.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Small/Mid U.S. Equity Funds 40

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-43.33%	-8.32%	-2.55%	-3.62%	1/16/07	12/6/00
	Including Sales Charge	-46.43%	-10.02%	-3.64%	-4.31%

Class B Shares	Excluding Sales Charge	-43.82%	-9.37%	-3.70%	-4.79%	1/16/07	12/6/00
	Including Sales Charge	-46.47%	-10.43%	-4.03%	-4.79%

Class C Shares	Excluding Sales Charge	-43.58%	-9.02%	-3.34%	-4.43%	1/16/07	12/6/00
	Including Sales Charge	-44.11%	-9.02%	-3.34%	-4.43%

Russell 2000® Growth Index[3]		-37.87%	-5.31%	-0.13%	-1.32%

Morningstar Small Growth		-41.57%	-7.64%	-1.38%	-2.20%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.19%		1.19%
Class B Shares		2.54%		2.54%
Class C Shares		4.64%		2.21%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -27.85% (1-year); 3.26% (5-year); -0.96% (since inception) Class B Shares: -27.94% (1-year); 2.84% (5-year); -1.45% (since inception) Class C Shares: -24.81% (1-year); 3.57% (5-year); -1.09% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 41

SmallCap Growth Fund II

Portfolio Managers:

Paul A. Graham, Jr., CFA	Kenneth G. Mertz II, CFA	Nancy B. Prial, CFA
David N. Wabnik	Stacey L. Sears	Essex Investment Management
UBS Global Asset Management	Joseph W. Garner	Company, LLC
(Americas) Inc.	Emerald Advisers, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

An underweighting in the most volatile stocks in the index and an underweighting in the troubled consumer discretionary sector benefited results. On the negative side, security selection hindered performance. The Fund struggled mightily in the information technology sector and to a lesser degree in the industrial sector. Within information technology, an underweighting in Nuance Communications and an overweighting in Ultimate Software Group were the primary detractors. Within industrials, a lack of exposure to Walter Industries and an overweighting in Taser International detracted the most. Additionally, an up-in-market-capitalization bias was a further hindrance to performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. UBS is responsible for approximately 43% of overall portfolio assets. A quantitative valuation model is used to identify a targeted buy list of stocks using three primary factors: earnings revisions, analyst diffusion ((up estimates - down estimates)/total estimates), and the 12-month stock price return. Each stock is ranked in quintiles, with the top quintile as the targeted buy list. More traditional in-depth fundamental analysis is applied to provide confirmation of the earnings growth story. Emerald is responsible for approximately 42% of overall portfolio assets. Emerald is a small-cap growth stock specialist that uses in-depth research to identify attractive small-cap growth companies. Essex is responsible for approximately 15% of overall portfolio assets. Essex uses a focused and disciplined level of fundamental security analysis. They identify companies in the early stages of positive business and earnings change. Essex focuses on micro-cap stocks in addition to small caps. This micro-cap focus should help to reduce the market capitalization of the overall portfolio.

What is the outlook for the Fund?

This multi-managed fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

Small/Mid U.S. Equity Funds 42

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-42.88%	-9.38%	-3.23%	-6.03%	6/28/05	12/6/00
	Including Sales Charge	-46.02%	-11.09%	-4.32%	-6.73%

Class B Shares	Excluding Sales Charge	-43.22%	-10.03%	-3.93%	-6.72%	6/28/05	12/6/00
	Including Sales Charge	-45.89%	-11.03%	-4.24%	-6.72%

Class C Shares	Excluding Sales Charge	-43.25%	-10.05%	-3.94%	-6.73%	1/16/07	12/6/00
	Including Sales Charge	-43.79%	-10.05%	-3.94%	-6.73%

Russell 2000® Growth Index[3]		-37.87%	-5.31%	-0.13%	-1.32%

Morningstar Small Growth		-41.57%	-7.64%	-1.38%	-2.20%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		2.06%		1.95%
Class B Shares		2.77%		2.70%
Class C Shares		21.84%		2.70%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -26.86% (1-year); 2.61% (5-year); -3.52% (since inception) Class B Shares: -26.87% (1-year); 2.65% (5-year); -3.52% (since inception) Class C Shares: -24.00% (1-year); 2.97% (5-year); -3.53% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 43

SmallCap Value Fund

Portfolio Manager: Thomas Morabito, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Within the consumer discretionary sector, many of the stocks that were avoided in the Fund fell rapidly throughout the year. These stocks were hammered by persistent concerns about the consumer’s ability to spend, given higher food and fuel costs, and the prospect of recession. Financials were at the forefront of much of the news over the period. The Fund’s positive relative performance was driven by success in the real estate investment trust industry, where the Fund benefited from positive stock selection and small relative underweighting. This outperformance was slightly offset by some holdings that were maintained for risk-control purposes as the government began to intervene. Also, several holdings in consumer staples, while relatively small, posted positive returns during the timeframe they were held.

On the negative side, holdings in industrials and technology lagged the benchmark Russell 2000® Value Index. Holdings in the machinery sector were negatively impacted by end-market weakness and order cutbacks as the economy stalled. Also, an overweighted position was held in the aerospace and defense sector, which hurt returns due initially to delays in the rollout of the next-generation airplane by Boeing, and later by a machinists’ strike at Boeing. Within technology, an inaccurate assumption that consumers would be willing to pay for better televisions detracted from performance. While sales of large screen plasma and LCD televisions were strong, the best-selling brands were the lower-end models that used cheaper parts than those produced by firms held within the Fund.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

Small/Mid U.S. Equity Funds 44

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap stocks may have additional risks, including greater price volatility.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-29.06%	-4.95%	2.45%	6.98%	6/28/05	12/6/00
	Including Sales Charge	-32.98%	-6.73%	1.30%	6.22%

Class B Shares	Excluding Sales Charge	-29.76%	-5.76%	1.75%	6.23%	6/28/05	12/6/00
	Including Sales Charge	-33.01%	-6.80%	1.44%	6.23%

Class C Shares	Excluding Sales Charge	-29.54%	-5.55%	1.91%	6.48%	1/16/07	12/6/00
	Including Sales Charge	-30.19%	-5.55%	1.91%	6.48%

Russell 2000® Value Index[3]		-30.54%	-4.49%	3.05%	6.12%

Morningstar Small Value		-33.15%	-6.37%	1.82%	5.16%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.46%		1.35%
Class B Shares		2.65%		2.29%
Class C Shares		2.85%		2.08%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -17.41% (1-year); 6.83% (5-year); 8.84% (since inception) Class B Shares: -17.40% (1-year); 7.00% (5-year); 8.86% (since inception) Class C Shares: -14.04% (1-year); 7.46% (5-year); 9.10% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Small/Mid U.S. Equity Funds 45

Diversified International Fund

Portfolio Managers: Paul H. Blankenhagen, CFA Juliet Cohn Chris Ibach, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund maintains an exposure to emerging markets of about 10%, compared to the emerging-market weighting within its benchmark, the MSCI ACWI (ex-U.S.) Index, of about 19% over the 12-month period. This underweighting in emerging markets added value to the Fund, as emerging markets declined more than developed international markets over the period (as measured, respectively, by the MSCI EMF Index and MSCI EAFE Index). Stock selection in financials was positive as the Fund benefited from owning strongly capitalized and liquid banks as well as relatively defensive non-life insurance companies. This positioning led the Fund away from U.K. banks, investment banks, and certain diversified financials. Also, stock selection in the telecommunication services sector was positive in the 12-month period. NTT DoCoMo and Koninklijke KPN performed well. NTT DoCoMo benefited from a change in the way handsets are sold in Japan, while KPN exceeded earnings expectations.

Stock selection was negative in the industrial sector. Capital goods companies, such as Komatsu, suffered from weakening commodity prices due to worries about the economic growth outlook. This investor concern drove down prices of Japanese trading companies such as Itochu and Mitsui & Co. Additionally, stock selection was negative in the consumer discretionary sector. The biggest detractor was not holding Volkswagen AG in the Fund, as it was the best performer in the group. Also, stock selection in the materials sector was negative. An overweighted position in Xstrata PLC, as well as an underweighting in Rio Tinto PLC, hurt performance; Rio Tinto benefited from a takeover offer from BHP Billiton, while Xstrata suffered due to lower commodity prices.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

International Equity Funds 46

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-50.60%	-4.89%	4.70%	-0.02%	6/28/05	12/6/00
	Including Sales Charge	-53.32%	-6.68%	3.52%	-0.74%

Class B Shares	Excluding Sales Charge	-51.01%	-5.61%	4.04%	-0.59%	6/28/05	12/6/00
	Including Sales Charge	-53.16%	-6.59%	3.72%	-0.59%

Class C Shares	Excluding Sales Charge	-50.91%	-5.52%	4.02%	-0.66%	1/16/07	12/6/00
	Including Sales Charge	-51.34%	-5.52%	4.02%	-0.66%

MSCI ACWI ex-US Index[3]		-48.53%	-4.34%	4.61%	1.17%

Morningstar Foreign Large Blend		-47.60%	-5.35%	2.93%	-1.01%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.38%		1.38%
Class B Shares		2.26%		2.26%
Class C Shares		2.31%		2.08%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -36.04% (1-year); 10.53% (5-year); 2.52% (since inception) Class B Shares: -35.92% (1-year); 10.79% (5-year); 2.67% (since inception) Class C Shares: -33.37% (1-year); 11.05% (5-year); 2.60% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

International Equity Funds 47

Global Real Estate Securities Fund

Portfolio Managers: Simon Hedger Chris Lepherd Kelly D. Rush, CFA Principal Real Estate Investors

What contributed to or detracted from Fund performance during the fiscal year?

Security selection within North America was a positive contributor to relative performance. Strong selection within the retail mall, industrial, and shopping center sectors were the key drivers of performance in the region. Security selection within Europe was a large positive contributor to relative performance. The Fund continued to benefit from owning higher-quality, less-leveraged companies through the credit market crisis — which led to strong selection through a bear market, particularly in the United Kingdom. An underweighted allocation to Japan and security selection among Japanese stocks also added value. Positive security selection was attributed to underweighting both those property owners suffering from increasing vacancies within the office sector and the soft residential market.

On the negative side, security selection in Australia was a detractor from relative performance. Especially harmful were portfolio positions within Australia involving companies with both above-average balance sheet leverage and a material portion of earnings derived from managing assets jointly owned with third parties. Also detracting from performance was the lack of exposure to HCP, a member of the health care sector in the United States, due to concerns regarding its ability to successfully assimilate recent acquisitions and finance them; this decision proved unfavorable as HCP widely outperformed. An underweighting in United States multi-family apartment owner Equity Residential hurt returns as well. Equity Residential and all apartment owners benefited from the availability of government-sponsored agency debt through Fannie Mae and Freddie Mac when financing in most other sectors had dried up.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor invests at least 80% of the Fund’s net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders, and mortgage servicing companies.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

International Equity Funds 48

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards. REIT securities are subject to risk factors associated with the real estate industry and tax factors of REIT registration.

Average Annual Total Returns[1] as of October 31, 2008

			1-Year	Since	Inception	Extended Performance
				Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge		-48.89%	-45.82%	10/1/07	10/1/07
	Including Sales Charge		-51.71%	-48.57%

Class C Shares	Excluding Sales Charge		-49.64%	-46.61%	10/1/07	10/1/07
	Including Sales Charge		-50.14%	-46.61%

FTSE EPRA/NAREIT Global Real Estate Index[3]			-51.21%	-47.21%

Morningstar Global Real Estate			-50.57%	-46.48%
Category Average[3]

	Gross	Net
Total Investment Expense	Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares	3.82%	1.45%
Class C Shares	4.84%	2.20%

Average annual total returns[1] including sales charge as of 9/30/08:
Class A Shares: -35.27% (since inception)
Class C Shares: -33.09% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

International Equity Funds 49

International Emerging Markets Fund

Portfolio Managers: Michael L. Reynal Michael Ade, CFA Mihail Dobrinov, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Asset allocation was positive on a country and sector basis. In particular, Israel, Brazil, and India contributed positively to performance. In Israel, the Fund benefited from an overweighted position in Teva Pharmaceutical Industries. The Fund outperformed in the telecommunication services, information technology, and health care sectors. An overweighted position in Cellcom Israel led the outperformance in telecommunication services for the 12-month period.

On a negative note, stock selection was negative on a country and a sector basis. In particular, materials, financials, and consumer staples contributed negatively to performance. In materials, an overweighted position in Evraz Group hurt relative performance. On a country basis, South Africa, Malaysia, and South Korea detracted from performance. In South Africa, performance suffered from an overweighted position in African Rainbow Minerals.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

International Equity Funds 50

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-58.51%	-0.09%	9.76%	9.23%	6/28/05	12/6/00
	Including Sales Charge	-60.79%	-1.96%	8.52%	8.45%

Class B Shares	Excluding Sales Charge	-58.91%	-0.96%	8.84%	8.38%	6/28/05	12/6/00
	Including Sales Charge	-60.63%	-1.91%	8.55%	8.38%

Class C Shares	Excluding Sales Charge	-58.91%	-0.91%	8.91%	8.41%	1/16/07	12/6/00
	Including Sales Charge	-59.25%	-0.91%	8.91%	8.41%

MSCI Emerging Markets Free Index – NDTR[3]		-56.35%	-0.37%	9.50%	9.71%

Morningstar Diversified Emerging Markets		-56.93%	-1.64%	8.38%	8.41%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.84%		1.84%
Class B Shares		2.72%		2.72%
Class C Shares		3.43%		2.80%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -38.83% (1-year); 17.92% (5-year); 13.16% (since inception) Class B Shares: -38.56% (1-year); 18.07% (5-year); 13.10% (since inception) Class C Shares: -36.34% (1-year); 18.35% (5-year); 13.13% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

International Equity Funds 51

International Growth Fund

Portfolio Managers: Steven Larson, CFA John Pihlblad, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was most effective in the energy, consumer staples, and health care sectors, and specifically, in the food and staples, retailing, and pharmaceuticals industries. From a country perspective, stock selection was most effective in Italy and the Netherlands. Fast Retailing Co., a Japanese casual clothing retailer, Nestle, the Swiss food and beverage provider, and Family Mart Co., a Japanese convenience store operator, were among the stocks that met stock selection requirements and generated outperformance during the 12-month period.

On the negative side, stock selection among capital goods stocks was especially weak during the period. From a country perspective, stock selection was least effective in Japan, the United Kingdom, and Germany. The largest negative contributors to performance included Vestas Wind Systems, the Danish manufacturer of wind power systems and turbines, Komatsu, the Japanese manufacturer of earth-moving equipment, and ABB, the Swiss manufacturer of electrical equipment. The stocks of these and many other companies were negatively impacted by market uncertainties and fear of a potential global economic slowdown that threatened future profitability.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

International Equity Funds 52

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-51.07%	-7.11%	3.72%	-0.22%	10/1/07	12/6/00
	Including Sales Charge	-53.75%	-8.86%	2.55%	-0.93%

Class C Shares	Excluding Sales Charge	-51.14%	-7.62%	3.07%	-0.89%	10/1/07	12/6/00
	Including Sales Charge	-51.59%	-7.62%	3.07%	-0.89%

Citigroup BMI World ex-US Growth Index[3]		-47.72%	-5.62%	3.48%	0.06%

MSCI World ex-US Growth Index3, 4		-45.81%	-3.83%	3.78%	-1.04%

Morningstar Foreign Large Growth		-49.81%	-5.56%	2.18%	-2.19%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		21.96%		1.60%
Class C Shares		32.42%		2.35%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -37.35% (1-year); 9.03% (5-year); 2.37% (since inception) Class C Shares: -34.91% (1-year); 9.41% (5-year); 2.33% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

4	This index is now the benchmark against which the Fund measures its performance. Principal Management Corporation and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

International Equity Funds 53

Bond & Mortgage Securities Fund

Portfolio Managers: William C. Armstrong, CFA Timothy R. Warrick, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Over the 12-month period the Fund maintained a long duration, which contributed positively to performance as interest rates fell in response to a lower federal funds target rate, a slowing economy, and risk aversion. The Fund also benefited from an overweighting in the mortgage-backed securities (MBS) sector, which was the only spread (i.e., non-U.S. Treasury) sector to outperform the benchmark Barclays Capital Aggregate Bond Index. On the negative side, the remaining spread sectors underperformed the benchmark index during the period. Also, the Fund’s overweighting in investment-grade credit, asset-backed securities, and commercial mortgage-backed securities — along with an out-of-index allocation to below-investment-grade credit — hindered performance. An underweighting in U.S. Treasuries and agencies negatively contributed to performance as well, as these sectors outperformed the benchmark index.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s investment management process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented, and need to be given time to fully work through the financial system. Further, the sub-advisor believes that the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

Fixed-Income Funds 54

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 6/30/09 (Class A and B shares) or 2/28/09 (Class C shares). Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-14.83%	-2.59%	-0.35%	2.12%	6/28/05	12/6/00
	Including Sales Charge	-18.63%	-4.07%	-1.26%	1.52%

Class B Shares	Excluding Sales Charge	-15.41%	-3.27%	-0.96%	1.54%	6/28/05	12/6/00
	Including Sales Charge	-19.47%	-4.42%	-1.30%	1.54%

Class C Shares	Excluding Sales Charge	-15.62%	-3.39%	-1.15%	1.37%	1/16/07	12/6/00
	Including Sales Charge	-16.43%	-3.39%	-1.15%	1.37%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.94%

Morningstar Intermediate-Term Bond		-7.20%	0.22%	1.37%	3.26%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.06%		0.94%
Class B Shares		2.07%		1.60%
Class C Shares		4.45%		1.75%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -12.51% (1-year); -0.12% (5-year); 2.40% (since inception) Class B Shares: -13.40% (1-year); -0.14% (5-year); 2.43% (since inception) Class C Shares: -10.13% (1-year); 0.01% (5-year); 2.26% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 55

California Municipal Fund

Portfolio Managers: Mark Paris Robert J. Stryker, CFA Van Kampen Asset Management

What contributed to or detracted from Fund performance during the fiscal year?

For the 12-month period, an overweighting in shorter-maturity bonds and an underweighting in longer-maturity issues boosted relative performance as the short end of the municipal yield curve outperformed the long end of the curve by more than 1,800 basis points (as measured by the benchmark Barclays Capital Municipal Bond Index). Holdings of education bonds enhanced relative performance due to strong demand within essential service sectors. Higher education bonds were particularly additive; the sector outpaced the overall municipal market for the period. Also, an underweighting in insured bonds was beneficial as various monoline insurers suffered credit rating downgrades, which caused the insured sector of the market to underperform uninsured, high-quality municipal bonds.

On the negative side, an overweighting in the tobacco bond sector was one of the largest detractors from relative performance. Significant spread-widening in the sector put considerable pressure on prices. An overweighting in health care was also disadvantageous due to ongoing spread-widening in the sector. However, the negative impact on relative performance was somewhat offset by favorable security selection within the sector that led holdings to outperform the broad health care index. The residential housing slump and credit crisis have caused spreads in the housing sector to widen as well. As a result, the Fund’s holdings in the sector, which were overweighted versus the benchmark, contributed significantly to the Fund’s underperformance for the period.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor adheres to a balanced approach in seeking to achieve above average-total returns and distributed returns. All actions look to add value through a disciplined, systematic, value-added process. Rather than focusing on a strategy of attempting to forecast interest rates, strategies that have a higher probability of delivering superior risk adjusted returns are emphasized.

Fixed-Income Funds 56

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. A portion of the funds’ income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax (AMT) for certain investors.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-14.26%	-3.12%	-0.12%	2.22%	4.73%	7/25/89	–
	Including Sales Charge	-18.14%	-4.60%	-1.04%	1.75%	4.48%

Class B Shares	Excluding Sales Charge	-14.93%	-3.86%	-0.87%	1.62%	–	7/1/94	–
	Including Sales Charge	-19.03%	-5.00%	-1.20%	1.62%	–

Class C Shares	Excluding Sales Charge	-15.01%	-3.89%	-0.89%	1.47%	4.03%	3/1/02	7/25/89
	Including Sales Charge	-15.83%	-3.89%	-0.89%	1.47%	4.03%

Barclays Capital Municipal Bond Index[3]		-3.30%	1.71%	2.73%	4.14%	5.94%

Morningstar Muni CA Long		-8.87%	-0.76%	1.33%	2.82%	5.00%
Category Average[3]

					Gross/Net
Total Investment Expense				Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares					1.18%
Class B Shares					1.92%
Class C Shares					2.49%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -12.77% (1-year); 0.08% (5-year); 2.33% (10-year); 4.82% (since inception) Class B Shares: -13.69% (1-year); -0.09% (5-year); 2.19% (10-year) Class C Shares: -10.26% (1-year); 0.22% (5-year); 2.05% (10-year); 4.37% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. Performance between 1995 and 1999 for the California Municipal Fund benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 7/31/89. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 57

Government & High Quality Bond Fund

Portfolio Managers: Brad Fredericks Bryan C. Davis, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Duration contributed positively to performance during the fiscal year. Portfolio duration was longer than that of its benchmark, the Barclays Capital Government/Mortgage Index, specifically in the front-end of the yield curve. (Duration is a measure of a bond’s price sensitivity to changes in interest rates.) Overweighted positions to higher-coupon fixed-rate agency mortgage-backed securities (MBS) and agency adjustable-rate MBS also contributed positively to performance. On the negative side, the primary cause of the Fund’s underperformance was exposure to floating-rate asset-backed securities, which were utilized for asset replication strategies. Additionally, sector allocation contributed to underperformance due to holdings of commercial mortgage-backed securities, which are not in the index, and to an underweighting in U.S. Treasuries and agencies.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

Fixed-Income Funds 58

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-3.04%	1.67%	1.91%	3.16%	6/28/05	12/6/00
	Including Sales Charge	-7.37%	0.11%	0.97%	2.55%

Class B Shares	Excluding Sales Charge	-3.91%	0.78%	1.11%	2.43%	6/28/05	12/6/00
	Including Sales Charge	-8.55%	-0.45%	0.76%	2.43%

Class C Shares	Excluding Sales Charge	-3.69%	0.93%	1.17%	2.43%	1/16/07	12/6/00
	Including Sales Charge	-4.62%	0.93%	1.17%	2.43%

Barclays Capital Government/Mortgage Index[3]		5.62%	5.49%	4.59%	5.38%

Morningstar Intermediate Government		1.62%	3.41%	3.02%	4.03%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		0.89%		0.89%
Class B Shares		1.79%		1.79%
Class C Shares		6.79%		1.65%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -4.11% (1-year); 1.46% (5-year); 2.97% (since inception) Class B Shares: -5.32% (1-year); 1.26% (5-year); 2.85% (since inception) Class C Shares: -1.16% (1-year); 1.66% (5-year); 2.85% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 59

High Yield Fund

Portfolio Manager: Gary J. Pokrzywinski, CFA Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Because of its non-cyclical profile, the health care sector performed extremely well in the turbulent 12-month period. As a result, the Fund’s overweighting in health care supply and pharmaceuticals was a major positive contributor to performance. Additionally, an underweighting in auto manufacturing and parts helped performance as companies continued to grapple with the combined negative effects of a troubled economy, high gas prices, and decreasing credit available to customers. Also aiding performance was an underweighting in diversified media, a sector that did poorly, combined with an outperformance by individual companies held within that sector.

The largest negative factor was the overwhelming underperformance of various holdings in the financial sector. The acceleration of market turmoil and customer concern drove the sector down substantially and forced some companies out of business. Positions in Washington Mutual, Freddie Mac, and Lehman Brothers produced substantial losses. Also, Sirius Radio underperformed due to concern about the decline in auto sales and consumer discretionary spending.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund is constructed with a long-term focus and a value-oriented philosophy. It emphasizes sectors the sub-advisor views as favorable on a long-term basis, such as health care, finance, technology, telecom/media, gaming, and services. Opportunities are also sought among the best companies in out-of-favor sectors. Also, the sub-advisor may utilize alternative investments — such as broken convertibles, emerging market securities, and real estate investment trusts— to enhance diversification and return potential.

What is the outlook for the Fund?

For some time the sub-advisor was optimistic that a recession could be avoided. It now appears to them that the breadth and depth of the recent credit crisis has severely impacted real economic conditions and may take until the middle of 2009 to dissipate. However, they believe there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The sub-advisor is assessing the opportune time to adjust the Fund’s risk position, increasing equity exposures from neutral to overweighted as negative credit and economic conditions become discounted in market prices.

Fixed-Income Funds 60

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Lower-rated securities are subject to additional credit and default risks.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-22.77%	-0.99%	3.21%	5.80%	4.77%	4/8/98	–
	Including Sales Charge	-26.23%	-2.51%	2.26%	5.31%	4.31%

Class B Shares	Excluding Sales Charge	-23.55%	-1.83%	2.40%	5.17%	4.20%	5/5/98	4/8/98
	Including Sales Charge	-27.02%	-2.86%	2.11%	5.17%	4.20%

Class C Shares	Excluding Sales Charge	-23.43%	-1.79%	2.42%	4.95%	3.92%	3/1/02	4/8/98
	Including Sales Charge	-24.13%	-1.79%	2.42%	4.95%	3.92%

Citigroup U.S. High-Yield		-24.05%	-3.87%	0.60%	–	–
Market Capped Index[3]

Morningstar High-Yield Bond		-25.33%	-4.79%	-0.27%	1.98%	1.02%
Category Average[3]

					Gross/Net
Total Investment Expense				Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares					0.85%
Class B Shares					1.68%
Class C Shares					1.63%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -14.66% (1-year); 5.69% (5-year); 6.69% (10-year); 5.68% (since inception) Class B Shares: -15.38% (1-year); 5.52% (5-year); 6.54% (10-year); 5.57% (since inception) Class C Shares: -12.12% (1-year); 5.87% (5-year); 6.33% (10-year); 5.29% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The performance of the High Yield Fund II between 1998 and 1999 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 4/30/98. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 61

Income Fund

Portfolio Manager: John R. Friedl, CFA Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

An overweighting in U.S. Treasuries helped performance, as they were the best performer of all fixed-income asset classes during the period. Investors gravitated toward the safest investments as risky securities plunged in value. Within the Fund, mortgages outperformed, as the type of mortgage securities held in the Fund — primarily low-coupon, agency-backed pass-through mortgages — are generally considered safe and relatively liquid. As the economy slumped, investments considered safe and of high quality have done well. An underweighting in the financial services/bank sector also helped performance, as it was one of the worst-performing sectors in the benchmark Citigroup Broad Investment-Grade Bond Index. A continued write-down of bad assets, a furthering slump in real estate, and an erosion in bank liquidity conspired to reduce value in the sector.

On the negative side, security selection in the financial sector was a detractor. Freddie Mac lost value after the U.S. government took it over, while Wachovia and Morgan Stanley underperformed as credit market turmoil reduced liquidity. Additionally, Lehman Brothers lost value due to bankruptcy, while Washington Mutual declined following to the company’s takeover by federal regulators. High-yield securities also underperformed during the 12-month period as investors avoided risky securities. The asset class performed poorly due to investors’ belief that the U.S. is in a severe economic slowdown and that default rates on high-yield securities therefore will rise considerably. Finally, the gaming sector underperformed as most gaming markets experienced negative year-over-year revenue growth. The continued economic slowdown appears to be eroding consumer discretionary spending on such items as gaming.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund is invested in a diversified pool of fixed-income securities selected with a long-term focus and a value-oriented philosophy. The sub-advisor favors securities and sectors they believe could perform well over one or more economic cycles. They also look for opportunities among the best companies in out-of-favor sectors and typically keep the Fund’s duration close to that of the Fund’s benchmark.

What is the outlook for the Fund?

The sub-advisor has based its outlook on the following perspective: The U.S. and much of the global economy are in the middle of a severe credit crunch and potentially long recession, and massive government policy actions — including a $700 billion rescue plan for the financial industry and a continued lowering of interest rates by the Federal Reserve — have been used to help revive the economy. They believe that it remains to be seen how quickly these actions may stimulate bank lending and consumer spending. However, they also believe that corporate bond prices are at historic lows and already incorporating a deep recession. As a result, the sub-advisor is selectively increasing the Fund’s exposure to companies they believe have solid balance sheets and the ability to withstand a long downturn.

Fixed-Income Funds 62

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government. Lower-rated securities are subject to additional credit and default risks.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-7.90%	0.67%	1.86%	4.27%	7.60%	12/15/75	–
	Including Sales Charge	-12.01%	-0.88%	0.92%	3.80%	7.45%

Class B Shares	Excluding Sales Charge	-8.67%	-0.12%	1.11%	3.68%	7.02%	3/30/94	12/15/75
	Including Sales Charge	-13.03%	-1.29%	0.79%	3.68%	7.02%

Class C Shares	Excluding Sales Charge	-8.68%	-0.11%	1.11%	3.56%	6.97%	3/1/02	12/15/75
	Including Sales Charge	-9.55%	-0.11%	1.11%	3.56%	6.97%

Citigroup Broad Investment-Grade		1.12%	3.93%	3.74%	5.12%	–
Bond Index[3]

Morningstar Intermediate-Term Bond		-7.20%	0.22%	1.37%	3.71%	7.38%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			0.90%		0.90%
Class B Shares			1.66%		1.64%
Class C Shares			1.84%		1.65%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -6.67% (1-year); 1.91% (5-year); 4.19% (10-year); 7.64% (since inception) Class B Shares: -7.75% (1-year); 1.75% (5-year); 4.07% (10-year); 7.21% (since inception) Class C Shares: -4.06% (1-year); 2.07% (5-year); 3.95% (10-year); 7.16% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Income Fund’s performance in 1999 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/78. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 63

Inflation Protection Fund

Portfolio Managers: Martin J. Schafer Bryan C. Davis, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The underweighting in treasury inflation-protected securities (TIPS) in favor of commercial mortgage-backed securities and asset-backed securities hurt the Fund as these sectors underperformed both nominal and inflation-protected securities. Portfolio performance was also hurt by its use of a strategy of entering into secured lending agreements for more than 20% of the Fund. The Fund engaged in a strategy of entering into a significant amount of total rate-of-return swaps. This strategy detracted from returns due to the poor price performance of the securities the Fund purchased with collateral it received in connection with total rate-of-return swaps. In addition, the Fund’s duration was slightly longer compared to the index, which hurt performance as TIPS rates rose. (Duration is a measure of a bond's price sensitivity to changes in interest rates).

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

Fixed-Income Funds 64

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

			1-Year	3-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge		-17.81%	-4.38%	-3.11%	6/28/05	12/29/04
	Including Sales Charge		-21.52%	-5.83%	-4.27%

Class C Shares	Excluding Sales Charge		-18.45%	-5.04%	-3.86%	1/16/07	12/29/04
	Including Sales Charge		-19.20%	-5.04%	-3.86%

Barclays Capital U.S. Treasury TIPS Index[3]			-4.11%	1.64%	1.65%

Morningstar Inflation-Protected Bond			-6.01%	0.50%	0.52%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.36%		0.90%
Class C Shares		9.71%		1.65%

Average annual total returns[1] including sales charge as of 9/30/08: Class A Shares: -11.20% (1-year); -1.33% (since inception) Class C Shares: -8.51% (1-year); -0.87% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the Inflation Protection Fund’s benchmarks are calculated from 12/31/04. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 65

Mortgage Securities Fund

Portfolio Manager: Craig V. Sosey Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The best-performing bonds were the most liquid bonds. 30-year agency mortgage-backed securities (MBS) were the most liquid bonds (outside of U.S. Treasuries) and contributed the most to performance. Lower-coupon 30-year MBS benefited from falling interest rates due to their longer duration. For the period, the agency collateralized mortgage obligations (CMOs) held in the Fund also helped performance. The acceptable structure of the CMOs in the Fund helped mitigate the recent lack of liquidity experienced in these types of securities. Also, the Fund benefited slightly from its underweighting in 15-year agency MBS. In a historically normal market, these bonds would be expected to perform well. However, in the steepening interest-rate-curve environment over the period, they underperformed as typical buyers of the bonds, such as banks, were better sellers.

On the negative side, the worst-performing sector was non-agency CMOs, which investors shunned. Though bonds continued to have good underlying collateral performance, forced selling from leveraged investors and no demand from new investors drove prices down. The Fund’s duration was, on average, slightly below the benchmark Citigroup Mortgage Index duration over the period, which led to a small underperformance as interest rates fell. Although the overall 30-year agency MBS sector performed well, premiums on the Fund’s specified 30-year MBS dropped as investors looked only for liquidity, which slightly hurt performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor emphasizes a value-based, bottom-up approach to picking individual securities. Mortgage-backed securities and collateralized mortgage obligations comprise the majority of holdings, while a small allocation to Treasury and agency securities is used to manage liquidity and duration. The sub-advisor strives to keep the Fund’s duration close to that of its benchmark to prevent performance from being whipsawed or left behind by large interest-rate movements.

What is the outlook for the Fund?

The sub-advisor believes the mortgage market, as well as the overall economy, may continue to struggle for at least the near term. They believe the Fund is well-positioned to ride out the markets, with plenty of liquidity in the agency mortgage-backed security sector and potentially acceptable underlying performance of the non-agency bonds held in the Fund. When the overall economy and housing market begin to recover, the sub-advisor believes the Fund is positioned to be able to take advantage of anticipated spread-tightening in mortgage products.

Fixed-Income Funds 66

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	2.72%	4.03%	3.47%	4.46%	7.14%	5/4/84	–
	Including Sales Charge	-1.94%	2.44%	2.52%	3.98%	6.94%

Class B Shares	Excluding Sales Charge	2.06%	3.30%	2.73%	3.86%	6.55%	3/30/94	5/4/84
	Including Sales Charge	-2.85%	2.06%	2.38%	3.86%	6.55%

Class C Shares	Excluding Sales Charge	1.99%	3.30%	2.73%	3.77%	6.46%	3/1/02	5/4/84
	Including Sales Charge	1.01%	3.30%	2.73%	3.77%	6.46%

Citigroup Mortgage Index[3]		4.52%	5.28%	4.65%	5.58%	8.93%

Morningstar Intermediate Government		1.62%	3.41%	3.02%	4.19%	7.07%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			0.93%		0.91%
Class B Shares			1.68%		1.65%
Class C Shares			1.93%		1.63%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: 0.45% (1-year); 2.70% (5-year); 4.11% (10-year); 7.03% (since inception) Class B Shares: -0.72% (1-year); 2.56% (5-year); 3.98% (10-year); 6.64% (since inception) Class C Shares: 3.21% (1-year); 2.89% (5-year); 3.89% (10-year); 6.55% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Mortgage Securities Fund’s performance between 1998 and 2000 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 5/31/84. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 67

Preferred Securities Fund

Portfolio Managers: L. Phillip Jacoby Bernard M. Sussman Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Deeply-discounted securities purchased during the recent market turmoil — such as DB Capital, FPL Group, and Arch Capital —performed the best as the $25 par market rebounded in October from the historic sell-off experienced in September. Given the positive cash flow into the Fund, the sub-advisor was able to take advantage of the new-issue market, where securities were priced at large concessions and subsequently held up better than secondary issues when the market turned down. The volatility and inefficiency experienced in the markets provided many trading and swap opportunities that helped total return.

On a negative note, the Fund’s investments in AIG, Fannie Mae, Freddie Mac, and Wachovia Corp. hurt returns as all four firms suffered dramatic losses resulting from the unprecedented credit crisis. The U.S. government took control of AIG and the U.S. Federal Reserve agreed to lend $85 billion to the insurer. Fannie Mae and Freddie Mac fell significantly as the U.S. government seized control of the companies and placed them into a conservatorship. Wachovia Corp.’s value plummeted under the weight of overdue mortgages, and the firm ultimately agreed to a takeover by Wells Fargo.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s strategy emphasizes a rigorous credit approach with a primary emphasis on investment-grade hybrid preferred securities offering superior, risk-adjusted yield premiums.

What is the outlook for the Fund?

The sub-advisor believes the preferred securities market may ultimately benefit from the Emergency Economic Stabilization Act (EESA), the heart of which establishes the Troubled Asset Relief Program (TARP). While it is impossible to predict exactly how the plan will work, who will participate, and what it might mean for the preferred shareholders of companies that do sell assets to the government, the sub-advisor believes the program may provide a boost to investor confidence in the financial system and positively impact the preferred securities market.

Fixed-Income Funds 68

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-29.61%	-9.31%	-4.53%	-1.79%	6/28/05	5/1/02
	Including Sales Charge	-32.80%	-10.69%	-5.41%	-2.48%

Class C Shares	Excluding Sales Charge	-30.14%	-9.97%	-5.12%	-2.35%	1/16/07	5/1/02
	Including Sales Charge	-30.81%	-9.97%	-5.12%	-2.35%

Merrill Lynch Hybrid Preferred Securities Index[3]		-21.64%	-5.95%	-2.32%	0.17%

Barclays Capital Aggregate Bond Index[3]		0.30%	3.60%	3.48%	4.34%

Preferreds Blended Index3, 4		-33.19%	-10.51%	-4.99%	-1.47%

Morningstar Intermediate-Term Bond		-7.20%	0.22%	1.37%	2.55%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		1.20%		1.00%
Class C Shares		2.19%		1.75%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -29.93% (1-year); -4.65% (5-year); -1.95% (since inception) Class C Shares: -27.85% (1-year); -4.35% (5-year); -1.80% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 4/30/02. Indices are unmanaged, and individuals cannot invest directly in an index.

4	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

Fixed-Income Funds 69

Tax-Exempt Bond Fund

Portfolio Managers: Thomas M. Byron Mark Paris Robert J. Stryker, CFA Van Kampen Asset Management

What contributed to or detracted from Fund performance during the fiscal year?

An overweighting in pre-refunded bonds, the top-performing sector for the period, enhanced relative returns during the period. These short-maturity securities benefited from the outperformance of the short end of the yield curve. An overweighting in industrial revenue bonds, which performed well, also aided returns. Yield-curve positioning, specifically a shorter duration (a measure of interest-rate sensitivity) relative to the benchmark Barclays Capital Municipal Index, also added value, as the 10-year-and-shorter portion of the curve turned in positive returns while the longer end of the curve posted negative returns. Additionally, holdings in municipal auction-rate securities and variable-rate demand notes, which are highly liquid securities with zero durations, were beneficial as their yields remained well above those of long-maturity municipal bonds.

On the negative side, holdings in securities with durations greater than 10 years detracted from relative performance as the long end of the yield curve underperformed the short end of the curve by more than 1,800 basis points (as measured by the Barclays Capital Municipal Bond Index). Also, exposure to the tobacco, health care, airport, and housing sectors, held in the form of inverse floating-rate securities, hindered performance as credit-rating downgrades of various monoline bond insurers caused spreads on these previously AAA-rated securities to widen. Additionally, although an overweighting in bonds rated BBB-and-below enhanced portfolio income, it hindered total return. Investors’ flight to quality during the period led higher-rated bonds to outperform, while BBB-rated municipal spreads widened by nearly 200 basis points.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor adheres to a balanced approach in seeking to achieve above-average total returns and distributed returns. All actions look to add value through a disciplined, systematic, value-added process. Rather than focusing on a strategy of attempting to forecast interest rates, strategies that have a higher probability of delivering superior risk-adjusted returns are emphasized.

Fixed-Income Funds 70

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. A portion of the fund’s income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax (AMT) for certain investors.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-10.57%	-1.40%	0.63%	2.66%	5.17%	1/3/77	–
	Including Sales Charge	-14.61%	-2.89%	-0.30%	2.20%	5.01%

Class B Shares	Excluding Sales Charge	-10.94%	-1.94%	0.00%	2.05%	4.43%	3/30/94	1/3/77
	Including Sales Charge	-15.19%	-3.09%	-0.32%	2.05%	4.43%

Class C Shares	Excluding Sales Charge	-11.52%	-2.24%	-0.19%	1.87%	4.30%	3/1/02	1/3/77
	Including Sales Charge	-12.37%	-2.24%	-0.19%	1.87%	4.30%

Barclays Capital Municipal Bond Index[3]		-3.30%	1.71%	2.73%	4.14%	–

Morningstar Muni National Long		-7.96%	-0.45%	1.27%	2.80%	6.11%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			1.15%		1.06%
Class B Shares			1.98%		1.45%
Class C Shares			2.74%		1.95%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -10.64% (1-year); 0.41% (5-year); 2.61% (10-year); 5.17% (since inception) Class B Shares: -11.25% (1-year); 0.39% (5-year); 2.47% (10-year); 4.58% (since inception) Class C Shares: -8.29% (1-year); 0.53% (5-year); 2.28% (10-year); 4.45% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The performance of the Tax-Exempt Bond Fund I in 2000 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/78. Indices are unmanaged, and individuals cannot invest directly in an index.

Fixed-Income Funds 71

Short-Term Bond Fund

Portfolio Managers: Doug Earney, CFA Craig Dawson, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Duration was the primary contributor to performance over the period. The Fund was positioned with a longer duration than that of the benchmark Braclays Capital Government Credit 1-3 Year Index. This was beneficial as interest rates fell during the period. The Fund also benefited from changes in sector allocation. An increased weighting in U.S. Treasuries and a decreased weighting in spread (i.e., non-U.S. Treasury) sectors improved the overall quality of the Fund. In general, higher-quality securities outperformed lower-quality securities.

On the negative side, the Fund’s out-of-index weighting in securitized assets was the major detractor during the period. These sectors were severely impacted by deleveraging taking place in the market as well as by rating agency actions resulting from continued housing market declines. The Fund’s position in investment-grade corporate bonds also hurt returns as risk premiums elevated. Additionally, an underweighted position in U.S. Treasuries versus the index contributed negatively, as Treasuries were one of the best-performing sectors. An out-of-index weighting to below-investment-grade corporate bonds also contributed negatively to performance. The flight to quality was primarily into U.S. Treasuries and out of all spread sectors.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

Portfolio management believes that the reasonably strong underlying fundamentals of corporations and consumers, coupled with a friendly Federal Reserve, will provide the support to ensure that the financial market turmoil is relatively short-lived and contained. They believe growth will slow, but the U.S. economy should avoid recession. Defaults and losses will continue as a result of the subprime crisis, but current valuations reflect extreme losses that the portfolio management team does not believe will ultimately be realized. Fundamentals of corporations remain strong, but will gradually decline over the next two years (defaults have remained around 1% for the past 12 months). However, current risk premiums reflect the fundamental risks, plus the potential of a steep increase in defaults/credit deterioration, which the team does not believe will materialize. Despite unfavorable technicals (commercial mortgage-backed securities are now being shorted aggressively by macro hedge funds), the team believes that underlying commercial mortgages will continue to perform and do not have the same fundamental risk as subprime residential mortgage-backed securities. The portfolio management team believes this market environment represents numerous long-term opportunities, which offer necessary value to withstand the short-term volatility of risk premiums.

Short-Term Fixed-Income Funds 72

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-9.33%	-0.69%	0.09%	2.14%	6/28/05	12/6/00
	Including Sales Charge	-11.59%	-1.54%	-0.42%	1.81%

Class C Shares	Excluding Sales Charge	-10.18%	-1.57%	-0.75%	1.33%	1/16/07	12/6/00
	Including Sales Charge	-11.05%	-1.57%	-0.75%	1.33%

Barclays Capital 1–3 Year Govt./Credit Index[3]		6.26%	5.42%	3.76%	4.37%

Morningstar Short-Term Bond		-3.77%	1.22%	1.31%	2.74%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		0.79%		0.79%
Class C Shares		6.31%		1.70%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -7.77% (1-year); 0.31% (5-year); 2.39% (since inception)

Class C Shares: -7.15% (1-year); -0.02% (5-year); 1.91% (since inception)inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 12/31/00. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Fixed-Income Funds 73

Short-Term Income Fund

Portfolio Manager: Craig V. Sosey Edge Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

The top positive contributor was an overweighting in liquid, less-credit-sensitive sectors such as U.S. Treasury and agency bonds. Though Fannie Mae and Freddie Mac were placed into conservatorship, the resulting stronger U.S. government backing kept their debt from widening as much as other credit-related sectors. An underweighting in the bank/finance sector aided performance as well. This sector widened as the credit crunch unfolded and many financials failed or were on the brink of doing so. As this sector typically makes up a large portion of many indices, the underweighting had a significant positive impact on performance. An underweighting in asset-backed securities (ABS) added value as well. When the market began to realize the credit crisis was going to hurt consumers, spreads on consumer-related ABS, like credit card and auto ABS, widened. Having alomost no exposure to this sector helped the Fund greatly.

On a negative note, although the Fund overall was underweighted in the bank/finance sector, several individual issues within the sector hurt performance. Most significantly, a small position in Washington Mutual and a larger position in International Lease Finance (a subsidiary of AIG) detracted from returns. An overweighting in the real estate investment trust (REIT) sector also hurt performance as investors began to believe that the problems seen in the residential mortgage market would begin to spill over to the commercial mortgage market. The underperformance was felt across all sectors within the REIT category. In addition, non-agency mortgage securities hurt performance. One bond was marked to below-investment-grade and priced accordingly. Several other bonds saw dramatic price declines mainly from a lack of liquidity in the sector.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor takes a flexible investment approach, selecting securities from multiple fixed-income asset classes that are arrayed along the front part of the yield curve. They also look for value in lower-rated corporate securities while maintaining the Fund’s high overall credit rating. Comprehensive credit research is conducted to identify opportunities among out-of-favor sectors and securities.

What is the outlook for the Fund?

The sub-advisor believes that over the near term the front part of the interest-rate curve is likely to remain fairly low, although credit spreads may remain at high levels until the credit crisis eases. Once liquidity begins to return to the market and the economy shows signs of picking up, they believe spreads on corporates and mortgages may improve and have positioned the Fund to be able to take advantage of these potential improvements in the credit market.

Short-Term Fixed-Income Funds 74

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 2.5%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	10-Year	Since	Inception	Extended Performance
						Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-0.06%	2.72%	2.30%	3.94%	4.22%	11/1/93	–
	Including Sales Charge	-2.58%	1.85%	1.80%	3.68%	4.05%

Class C Shares	Excluding Sales Charge	-0.78%	2.01%	1.57%	3.16%	3.38%	3/1/02	11/1/93
	Including Sales Charge	-1.74%	2.01%	1.57%	3.16%	3.38%

Citigroup Broad Investment-Grade		-2.34%	2.57%	2.37%	4.51%	5.14%
Credit 1–3 Years Index[3]

Morningstar Short-Term Bond		-3.77%	1.22%	1.31%	3.40%	3.92%
Category Average[3]

			Gross		Net
Total Investment Expense			Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares			0.97%		0.95%
Class C Shares			2.10%		1.67%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -0.89% (1-year); 2.03% (5-year); 3.86% (10-year); 4.19% (since inception) Class C Shares: -0.04% (1-year); 1.80% (5-year); 3.34% (10-year); 3.52% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized. The Short-Term Income Fund’s performance between 1995 and 2005 benefited from agreements to limit the fund’s expenses.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 10/31/93. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Fixed-Income Funds 75

Ultra Short Bond Fund

Portfolio Managers: Doug Earney, CFA Craig Dawson, CFA Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Duration was the primary contributor to performance over the 12-month period. The Fund was positioned with a longer duration than that of the benchmark 6-month LIBOR Index, which was beneficial as interest rates fell, especially at the front end of the yield curve. Also, the Fund’s weightings to U.S. Treasuries, U.S. agencies, and cash were increased over the period, adding to performance as investors sought the safest investments available.

On the negative side, the Fund’s weighting in securitized assets was the major detractor to performance over the period. Specifically, the Fund’s weighting in collateralized mortgage obligations was the largest detractor to performance, followed by asset-backed securities and commercial mortgage-backed securities. The Fund’s weighting in investment-grade corporate bonds also hindered performance due to widening risk premiums. Additionally, the weighting in below-investment-grade bonds hurt returns as prices declined due to investors’ flight to quality.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

Short-Term Fixed-Income Funds 76

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 1%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date

Class A Shares	Excluding Sales Charge	-15.40%	-4.04%	-1.53%	-0.05%	3/15/06	6/15/01
	Including Sales Charge	-16.27%	-4.35%	-1.73%	-0.19%

Class C Shares	Excluding Sales Charge	-16.04%	-4.68%	-2.22%	-0.77%	1/16/07	6/15/01
	Including Sales Charge	-16.85%	-4.68%	-2.22%	-0.77%

6-Month LIBOR Index[3]		4.02%	4.88%	3.78%	3.27%

Morningstar Ultrashort Bond		-5.94%	0.59%	1.32%	1.58%
Category Average[3]

		Gross		Net
Total Investment Expense		Expense Ratio	Expense Ratio

As shown in the 2/29/08 prospectus.

Class A Shares		0.74%		0.74%
Class C Shares		3.26%		1.50%

Average annual total returns1 including sales charge as of 9/30/08:

Class A Shares: -14.38% (1-year); -1.12% (5-year); 0.21% (since inception) Class C Shares: -14.80% (1-year); -1.59% (5-year); -0.35% (since inception)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	Returns shown for the benchmarks assume reinvestment of all dividends and distributions, and since-inception returns shown for the benchmarks are calculated from 6/30/01. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Fixed-Income Funds 77

Money Market Fund

Portfolio Managers: Tracy Reeg Alice Robertson Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Fund’s allocation to variable rate demand notes added value during the period.* Also, the Fund benefited from having a consistently shorter average-days-to-maturity measurement than did its peers (although the average for the peer group did decline over the period). On a negative note, the prime money market industry saw large outflows in September, resulting from one money market fund falling below $1.00 net asset value. Throughout the year, the Fund’s exposures to asset-backed commercial paper and financial credits were adjusted due to the continued stress in the market.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies consistently focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

*	Variable rate demand notes are debt instruments representing borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate.

Short-Term Fixed-Income Funds 78

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

A contingent deferred sales charge may apply as follows: Class B shares: 5%, which declines over 5 years (5–5–4–3–2–0%); Class C shares: 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expense ratios differ, Principal Management Corporation has contractually agreed to limit the investment option’s expenses. Expense limits apply through 2/28/09. Returns displayed are based on net total investment expense.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day simple yield more closely reflects current fund earnings than the total return data.

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception Extended Performance
					Inception	Date	Inception Date

Class A Shares		3.02%	4.15%	2.95%	2.50%	6/28/05	12/6/00

Class B Shares	Excluding Sales Charge	2.03%	2.98%	2.18%	2.00%	6/28/05	12/6/00
	Including Sales Charge	-2.97%	1.71%	1.81%	2.00%

Class C Shares	Excluding Sales Charge	2.08%	2.96%	1.89%	1.52%	1/16/07	12/6/00
	Including Sales Charge	1.08%	2.96%	1.89%	1.52%

		Gross/Net				7-Day	7-Day
Total Investment Expense		Expense Ratio	Yields[2] as of October 31, 2008			Simple Yield Effective Yield

As shown in the 2/29/08 prospectus.			Class A Shares			1.87%	1.89%

Class A Shares		0.44%
			Fund yields[2] as of 9/30/08:
Class B Shares		1.44%
Class C Shares		1.70%	Class A Shares: 2.59% (7-day simple yield);

				2.62% (7-day effective yield)

See glossary on page 80 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Net asset value is not adjusted for sales charge.

3	The 7- day simple yield is calculated based on the income generated by an investment in the fund over a 7- day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the fund’s investments is reinvested and compounded.

Short-Term Fixed-Income Funds 79

Glossary

6-Month LIBOR (London Interbank Offered Rate) Index:

An average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Barclays Capital Aggregate Bond Index:

(Formerly known as Lehman Brothers Aggregate Bond Index.) A broad-based index intended to represent the U.S. fixed-income market.

Barclays Capital Government/Mortgage Index:

(Formerly known as Lehman Brothers Government/Mortgage Index.) A combination of the Barclays Capital Government Index and the Barclays Capital Mortgage-Backed Securities (MBS) Index. The Government Index includes all government bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.

Barclays Capital 1–3 Year Government/Credit Index:

(Formerly known as Lehman Brothers 1–3 Year Government/ Credit Index.) A combination of the Barclays Capital Government and Corporate Bond indices with maturities between one year and three years.

Barclays Capital 1–5 Year Government/Credit Index:

(Formerly known as Lehman Brothers 1–5 Year Government/ Credit Index.) An index composed of Treasury notes, agencies, and corporate debt securities rated BBB or better with maturities between one year and five years.

Barclays Capital Municipal Bond Index:

(Formerly known as Lehman Brothers Municipal Bond Index.) A total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

Barclays Capital U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index:

(Formerly known as Lehman Brothers U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index.) An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Citigroup Broad Investment-Grade Bond Index:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities.

Citigroup Broad Investment-Grade Credit 1–3 Years Index:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between one and three years.

Citigroup Broad Market (BMI) Global ex-US Index:

A float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of U.S. $100 million and above.

Citigroup Mortgage Index:

Represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

Citigroup U.S. High-Yield Market Capped Index:

Measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada, with the imposition of a cap on the par amount of each issuer and delayed entry of fallen angels following their downgrade.

FTSE EPRA/NAREIT Global Real Estate Index:

Designed to represent general trends in eligible real estate equities worldwide.

Merrill Lynch Hybrid Preferred Securities Index:

An index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index):

A market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S.

Morgan Stanley Capital International (MSCI) EAFE Index:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index:

Measures the stock returns of companies in 27 developing countries.

Morgan Stanley Capital International (MSCI) U.S. REIT Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morningstar Diversified Emerging Markets Category Average:

An average of the net asset value (NAV) returns of mutual funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest at least 70% of total assets in equities and invest at least 50% of stock assets in emerging markets.

80

Glossary

Morningstar Foreign Large Blend Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany, and they typically have less than 20% of assets invested in U.S. stocks.

Morningstar Foreign Large Growth Category Average:

An average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE Index.

Morningstar Global Real Estate Category Average:

Global real estate portfolios invest primarily in non-US real estate securities, but may also invest in U.S. real estate securities. Securities that these portfolios purchase include: debt & equity securities, convertible securities, and securities issued by Real Estate Investment Trusts (REITs) and REIT like entities. Portfolios in this category also invest in real-estate operating companies.

Morningstar High-Yield Bond Category Average:

An average of the net asset value (NAV) returns of mutual funds that primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below.

Morningstar Inflation-Protected Bond Category Average:

An average of the net asset value (NAV) returns of mutual funds that primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these funds buy bonds with intermediate- to long-term maturities.

Morningstar Intermediate-Term Bond Category Average:

An average of the net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Intermediate Government Category Average:

An average of the net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Large Blend Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow faster than other large-cap stocks.

Morningstar Large Value Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks.

Morningstar Mid-Cap Blend Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in U.S. stocks of various sizes and styles, giving them a middle-of-the-road profile. Most shy away from high-priced growth stocks, but aren’t so price-conscious that they land in value territory.

Morningstar Mid-Cap Growth Category Average

An average of the net asset value (NAV) returns of mutual funds that invest in stocks of all sizes, thus leading to a mid-cap profile, or those that focus on midsize companies. These funds target U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices.

Morningstar Mid-Cap Value Category Average:

An average of the net asset value (NAV) returns of mid-cap value mutual funds that focus on medium-size companies or that own a mix of small-, mid-, and large-cap stocks. All look for U.S. stocks that are less expensive or growing more slowly than the market.

Morningstar Muni CA Long Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest at least 80% of assets in California municipal debt and have durations of more than seven years (or, if duration is unavailable, average maturities of more than 12 years).

Morningstar Muni National Long Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.

Morningstar Short Government Category Average:

An average of the net asset value (NAV) returns of mutual funds that have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies and have durations between 1 and 3.5 years.

81

Glossary

Morningstar Short-Term Bond Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 1 to 3.5 years.

Morningstar Small Blend Category Average:

An average of the net asset value (NAV) returns of mutual funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages.

Morningstar Small Value Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in small U.S. companies with valuations and growth rates below other small-cap peers.

Morningstar Specialty – Real Estate Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Ultrashort Bond Category Average:

An average of the net asset value (NAV) returns of bond mutual funds that invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year.

Russell 1000® Growth Index:

Measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values

Russell 1000® Value Index:

Measures the performance of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values

Russell 2000® Index:

Measures the performance of the 2,000 smallest stocks in the Russell 3000® Index.

Russell 2000® Growth Index:

Measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values

Russell 2000® Value Index:

Measures the performance of those Russell 2000® Index securities with lower price-to-book ratios and lower forecasted growth values

. . . .

Russell 3000® Index:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Index:

Measures the performance of the 800 smallest stocks in the Russell 1000® Index.

Russell Midcap® Growth Index:

Measures the performance of those Russell Midcap® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index:

Measures the performance of those Russell Midcap® Index securities with lower price-to-book ratios and lower forecasted growth values.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

S&P 500/Citigroup Value Index:

A float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

S&P MidCap 400:

A weighted index of the common stocks of 400 mid-size companies.

82

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. October 31, 2008 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period		Ending	During Period
	Account	Account Value	May 1, 2008 to	Beginning	Account Value	May 1, 2008 to
	Value May 1,	October 31,	October 31,	Account Value	October 31,	October 31,	Annualized
	2008	2008	2008(a)	May 1, 2008	2008	2008(a)	Expense Ratio

Bond & Mortgage Securities Fund
Class A	$1,000.00	$874.83	$4.43	$1,000.00	$1,020.41	$4.77	0.94%
Class B	1,000.00	870.88	7.52	1,000.00	1,017.09	8.11	1.60
Class C	1,000.00	870.10	8.23	1,000.00	1,016.34	8.87	1.75
California Municipal Fund
Class A	1,000.00	875.75	3.91	1,000.00	1,020.96	4.22	0.83
Class B	1,000.00	872.18	7.53	1,000.00	1,017.09	8.11	1.60
Class C	1,000.00	871.41	7.76	1,000.00	1,016.84	8.36	1.65
California Municipal Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	982.66	2.95	1,000.00	1,021.02	3.01	0.59
Class B	1,000.00	978.90	6.78	1,000.00	1,017.19	6.94	1.36
Class C	1,000.00	978.78	7.03	1,000.00	1,017.19	7.20	1.41
Disciplined LargeCap Blend Fund
Class A	1,000.00	699.79	4.83	1,000.00	1,019.46	5.74	1.13
Class B	1,000.00	695.37	9.29	1,000.00	1,014.18	11.04	2.18
Class C	1,000.00	696.61	7.72	1,000.00	1,016.04	9.17	1.81
Diversified International Fund
Class A	1,000.00	563.31	5.78	1,000.00	1,017.75	7.46	1.47
Class B	1,000.00	561.31	9.34	1,000.00	1,013.17	12.04	2.38
Class C	1,000.00	561.98	8.13	1,000.00	1,014.73	10.48	2.07
Equity Income Fund
Class A	1,000.00	730.31	4.35	1,000.00	1,020.11	5.08	1.00
Class B	1,000.00	726.95	8.16	1,000.00	1,015.69	9.53	1.88
Class C	1,000.00	727.03	7.73	1,000.00	1,016.19	9.02	1.78
Global Real Estate Securities Fund
Class A	1,000.00	587.12	5.74	1,000.00	1,017.90	7.30	1.44
Class C	1,000.00	584.46	8.72	1,000.00	1,014.13	11.09	2.19

83

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period		Ending	During Period
	Account	Account Value	May 1, 2008 to	Beginning	Account Value	May 1, 2008 to
	Value May 1,	October 31,	October 31,	Account Value	October 31,	October 31,	Annualized
	2008	2008	2008(a)	May 1, 2008	2008	2008(a)	Expense Ratio

Government & High Quality Bond
Fund
Class A	$1,000.00	$961.63	$4.54	$1,000.00	$1,020.51	$4.67	0.92%
Class B	1,000.00	957.20	8.86	1,000.00	1,016.09	9.12	1.80
Class C	1,000.00	958.92	8.12	1,000.00	1,016.84	8.36	1.65
High Yield Fund
Class A	1,000.00	771.93	4.23	1,000.00	1,020.36	4.82	0.95
Class B	1,000.00	768.30	7.69	1,000.00	1,016.44	8.77	1.73
Class C	1,000.00	768.50	7.69	1,000.00	1,016.44	8.77	1.73
Income Fund
Class A	1,000.00	894.16	4.24	1,000.00	1,020.66	4.52	0.89
Class B	1,000.00	889.95	7.74	1,000.00	1,016.94	8.26	1.63
Class C	1,000.00	889.91	7.79	1,000.00	1,016.89	8.31	1.64
Inflation Protection Fund
Class A	1,000.00	836.78	4.16	1,000.00	1,020.61	4.57	0.90
Class C	1,000.00	834.27	7.61	1,000.00	1,016.84	8.36	1.65
International Emerging Markets Fund
Class A	1,000.00	474.65	7.15	1,000.00	1,015.43	9.78	1.93
Class B	1,000.00	472.48	10.59	1,000.00	1,010.76	14.46	2.86
Class C	1,000.00	472.84	10.26	1,000.00	1,011.21	14.00	2.77
International Growth Fund
Class A	1,000.00	560.03	6.27	1,000.00	1,017.09	8.11	1.60
Class C	1,000.00	561.84	9.19	1,000.00	1,013.37	11.84	2.34
LargeCap Blend Fund I
Class A	1,000.00	710.82	4.77	1,000.00	1,019.56	5.63	1.11
Class B	1,000.00	708.66	7.73	1,000.00	1,016.09	9.12	1.80
Class C	1,000.00	707.32	8.11	1,000.00	1,015.63	9.58	1.89
LargeCap Blend Fund II
Class A	1,000.00	703.02	5.69	1,000.00	1,018.45	6.75	1.33
Class B	1,000.00	700.20	9.19	1,000.00	1,014.33	10.89	2.15
Class C	1,000.00	699.71	9.36	1,000.00	1,014.13	11.09	2.19
LargeCap Growth Fund
Class A	1,000.00	692.83	5.36	1,000.00	1,018.80	6.39	1.26
Class B	1,000.00	689.61	9.13	1,000.00	1,014.33	10.89	2.15
Class C	1,000.00	689.66	8.62	1,000.00	1,014.93	10.28	2.03
LargeCap Growth Fund I
Class A	1,000.00	669.18	6.63	1,000.00	1,017.19	8.01	1.58
Class B	1,000.00	666.67	10.05	1,000.00	1,013.07	12.14	2.40
Class C	1,000.00	667.50	9.18	1,000.00	1,014.13	11.09	2.19
LargeCap Growth Fund II
Class A	1,000.00	702.15	7.27	1,000.00	1,016.59	8.62	1.70
Class C	1,000.00	699.76	10.43	1,000.00	1,012.87	12.35	2.44
LargeCap S&P 500 Index Fund
Class A	1,000.00	704.73	2.87	1,000.00	1,021.77	3.40	0.67
Class C	1,000.00	702.06	5.56	1,000.00	1,018.60	6.60	1.30
LargeCap Value Fund
Class A	1,000.00	710.57	4.26	1,000.00	1,020.16	5.03	0.99
Class B	1,000.00	707.73	7.94	1,000.00	1,015.84	9.37	1.85
Class C	1,000.00	708.26	7.30	1,000.00	1,016.59	8.62	1.70
LargeCap Value Fund III
Class A	1,000.00	661.72	6.06	1,000.00	1,017.85	7.35	1.45
Class B	1,000.00	658.84	9.67	1,000.00	1,013.47	11.74	2.32
Class C	1,000.00	659.11	9.34	1,000.00	1,013.88	11.34	2.24
MidCap Blend Fund
Class A	1,000.00	705.10	4.67	1,000.00	1,019.66	5.53	1.09
Class B	1,000.00	702.82	7.28	1,000.00	1,016.59	8.62	1.70
Class C	1,000.00	702.10	8.30	1,000.00	1,015.38	9.83	1.94
MidCap Growth Fund I
Class A	1,000.00	635.60	7.19	1,000.00	1,016.34	8.87	1.75
Class C	1,000.00	633.36	10.22	1,000.00	1,012.62	12.60	2.49
MidCap Growth Fund III
Class A	1,000.00	613.86	4.26	1,000.00	1,019.86	5.33	1.05
Class B	1,000.00	612.58	5.63	1,000.00	1,018.15	7.05	1.39
Class C	1,000.00	611.94	4.58	1,000.00	1,019.46	5.74	1.13
MidCap Stock Fund
Class A	1,000.00	723.94	7.15	1,000.00	1,016.84	8.36	1.65
Class B	1,000.00	721.58	9.91	1,000.00	1,013.62	11.59	2.29
Class C	1,000.00	720.60	10.47	1,000.00	1,012.97	12.25	2.42
MidCap Value Fund II
Class A	1,000.00	640.70	7.18	1,000.00	1,016.39	8.82	1.74
Class B	1,000.00	638.71	10.26	1,000.00	1,012.62	12.60	2.49
Class C	1,000.00	638.33	10.25	1,000.00	1,012.62	12.60	2.49

84

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
	Beginning	Ending	During Period		Ending	During Period
	Account	Account Value	May 1, 2008 to	Beginning	Account Value	May 1, 2008 to
	Value May 1,	October 31,	October 31,	Account Value	October 31,	October 31,	Annualized
	2008	2008	2008(a)	May 1, 2008	2008	2008(a)	Expense Ratio

Money Market Fund
Class A	$1,000.00	$1,011.06	$2.88	$1,000.00	$1,022.27	$2.90	0.57%
Class B	1,000.00	1,006.79	7.31	1,000.00	1,017.85	7.35	1.45
Class C	1,000.00	1,006.90	7.16	1,000.00	1,018.00	7.20	1.42
Mortgage Securities Fund
Class A	1,000.00	993.92	4.56	1,000.00	1,020.56	4.62	0.91
Class B	1,000.00	990.22	8.25	1,000.00	1,016.84	8.36	1.65
Class C	1,000.00	990.29	8.15	1,000.00	1,016.94	8.26	1.63
Preferred Securities Fund
Class A	1,000.00	719.97	4.32	1,000.00	1,020.11	5.08	1.00
Class C	1,000.00	717.13	7.55	1,000.00	1,016.34	8.87	1.75
Real Estate Securities Fund
Class A	1,000.00	691.44	5.44	1,000.00	1,018.70	6.50	1.28
Class B	1,000.00	688.75	8.79	1,000.00	1,014.73	10.48	2.07
Class C	1,000.00	688.81	8.36	1,000.00	1,015.23	9.98	1.97
Short-Term Bond Fund
Class A	1,000.00	929.29	3.88	1,000.00	1,021.11	4.06	0.80
Class C	1,000.00	924.85	8.23	1,000.00	1,016.59	8.62	1.70
Short-Term Income Fund
Class A	1,000.00	975.95	4.72	1,000.00	1,020.36	4.82	0.95
Class C	1,000.00	973.22	8.28	1,000.00	1,016.74	8.47	1.67
SmallCap Blend Fund
Class A	1,000.00	728.55	6.39	1,000.00	1,017.75	7.46	1.47
Class B	1,000.00	725.63	9.85	1,000.00	1,013.72	11.49	2.27
Class C	1,000.00	725.34	9.50	1,000.00	1,014.13	11.09	2.19
SmallCap Growth Fund
Class A	1,000.00	666.26	7.87	1,000.00	1,015.69	9.53	1.88
Class B	1,000.00	664.17	10.71	1,000.00	1,012.27	12.95	2.56
Class C	1,000.00	665.84	9.21	1,000.00	1,014.08	11.14	2.20
SmallCap Growth Fund II
Class A	1,000.00	691.53	8.25	1,000.00	1,015.38	9.83	1.94
Class B	1,000.00	689.52	11.42	1,000.00	1,011.61	13.60	2.69
Class C	1,000.00	689.66	11.43	1,000.00	1,011.61	13.60	2.69
SmallCap Value Fund
Class A	1,000.00	796.12	6.10	1,000.00	1,018.35	6.85	1.35
Class B	1,000.00	792.13	10.27	1,000.00	1,013.67	11.54	2.28
Class C	1,000.00	793.89	9.33	1,000.00	1,014.73	10.48	2.07
Tax-Exempt Bond Fund
Class A	1,000.00	903.93	3.64	1,000.00	1,021.32	3.86	0.76
Class B	1,000.00	902.07	5.50	1,000.00	1,019.36	5.84	1.15
Class C	1,000.00	899.68	7.88	1,000.00	1,016.84	8.36	1.65
Tax-Exempt Bond Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	995.08	2.72	1,000.00	1,021.37	2.76	0.54
Class B	1,000.00	993.10	4.67	1,000.00	1,019.41	4.75	0.93
Class C	1,000.00	991.98	7.18	1,000.00	1,016.89	7.30	1.43
Ultra Short Bond Fund
Class A	1,000.00	926.04	3.68	1,000.00	1,021.32	3.86	0.76
Class C	1,000.00	921.81	7.25	1,000.00	1,017.60	7.61	1.50
West Coast Equity Fund
Class A	1,000.00	745.93	4.26	1,000.00	1,020.26	4.93	0.97
Class B	1,000.00	742.25	8.45	1,000.00	1,015.43	9.78	1.93
Class C	1,000.00	742.15	8.54	1,000.00	1,015.33	9.88	1.95

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

85

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

			Disciplined
	Bond & Mortgage	California	LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund	Municipal Fund	Fund

Investment in securities--at cost	$ 3,817,715	$ 390,943	$ 2,462,870

Assets
Investment in securities--at value	$ 3,273,985(a)	$ 333,705	$ 2,022,950
Cash	12,117	100	20
Receivables:
Capital Shares sold	7,867	1,270	2,011
Custodian credits	–	2	–
Dividends and interest	27,309	5,337	2,602
Expense reimbursement from Manager	23	–	1
Expense reimbursement from Underwriter	8	–	–
Investment securities sold	34,083	2,961	15,400
Swap premiums paid	405	–	–
Variation margin on futures contracts	–	–	579
Other assets	7	–	5

Total Assets	3,355,804	343,375	2,043,568
Liabilities
Accrued management and investment advisory fees	1,114	139	997
Accrued administrative service fees	23	–	2
Accrued distribution fees	138	115	73
Accrued service fees	27	–	2
Accrued transfer agent fees	207	50	227
Accrued directors' expenses	–	–	1
Accrued other expenses	101	53	149
Payables:
Capital Shares reacquired	1,278	881	691
Dividends payable	7,194	1,332	–
Line of credit	–	2,850	–
Interest expense and fees payable	–	69	–
Investment securities purchased	574,274	974	18,473
Unrealized loss on swap agreements	2,387	–	–
Variation margin on futures contracts	63	–	–
Collateral obligation on securities loaned, at value	304,575	–	–
Floating rate notes issued	–	17,607	–

Total Liabilities	891,381	24,070	20,615

Net Assets Applicable to Outstanding Shares	$ 2,464,423	$ 319,305	$ 2,022,953

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,077,555	$ 388,231	$ 2,780,442
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,426	614	31,050
Accumulated undistributed (overdistributed) net realized gain (loss)	(72,165)	(12,302)	(349,618)
Net unrealized appreciation (depreciation) of investments	(546,393)	(57,238)	(438,921)

Total Net Assets	$ 2,464,423	$ 319,305	$ 2,022,953

Capital Stock (par value: $.01 a share):
Shares authorized	715,000	300,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 116,109	$ 250,177	$ 218,451
Shares Issued and Outstanding	13,633	28,475	22,006
Net Asset Value per share	$ 8.52	$ 8.79	$ 9.93
Maximum Offering Price	$ 8.92(b)	$ 9.20(b)	$ 10.51(c)

Class B: Net Assets	$ 14,841	$ 61,118	$ 25,190
Shares Issued and Outstanding	1,742	6,956	2,579
Net Asset Value per share	$ 8.52(d)	$ 8.79(d)	$ 9.77(d)

Class C: Net Assets	$ 2,263	$ 8,010	$ 1,526
Shares Issued and Outstanding	266	911	155
Net Asset Value per share	$ 8.51(d)	$ 8.79(d)	$ 9.85(d)

Class J: Net Assets	$ 186,176	N/A	N/A
Shares Issued and Outstanding	21,743
Net Asset Value per share	$ 8.56(d)

Institutional: Net Assets	$ 1,971,313	N/A	$ 1,763,971
Shares Issued and Outstanding	231,528		177,360
Net Asset Value per share	$ 8.51		$ 9.95

R-1: Net Assets	$ 6,999	N/A	$ 1,148
Shares Issued and Outstanding	822		117
Net Asset Value per share	$ 8.51		$ 9.85

R-2: Net Assets	$ 28,127	N/A	$ 1,668
Shares Issued and Outstanding	3,328		170
Net Asset Value per share	$ 8.45		$ 9.80

R-3: Net Assets	$ 48,733	N/A	$ 6,630
Shares Issued and Outstanding	5,750		674
Net Asset Value per share	$ 8.48		$ 9.84

R-4: Net Assets	$ 22,799	N/A	$ 3,006
Shares Issued and Outstanding	2,651		304
Net Asset Value per share	$ 8.60		$ 9.88

R-5: Net Assets	$ 67,063	N/A	$ 1,363
Shares Issued and Outstanding	7,905		137
Net Asset Value per share	$ 8.48		$ 9.91

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

86

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Diversified	Equity Income	Global Real Estate
Amounts in thousands, except per share amounts	International Fund	Fund(a)	Securities Fund

Investment in securities--at cost	$ 1,783,789	$ 2,591,513	$ 6,921

Foreign currency--at cost	$ 339	–	$ 134

Assets
Investment in securities--at value	$ 1,247,667	$ 2,165,298	$ 4,450
Foreign currency--at value	335	–	132
Cash	–	10	8
Receivables:
Capital Shares sold	972	830	–
Dividends and interest	3,818	6,633	17
Expense reimbursement from Manager	6	–	30
Expense reimbursement from Underwriter	7	–	–
Foreign currency contracts	–	–	133
Foreign tax refund	74	–	–
Investment securities sold	10,072	–	–
Other assets	5	1	–

Total Assets	1,262,956	2,172,772	4,770
Liabilities
Accrued management and investment advisory fees	962	965	4
Accrued administrative service fees	22	–	–
Accrued distribution fees	175	428	1
Accrued service fees	27	–	–
Accrued transfer agent fees	407	600	3
Accrued directors' expenses	2	3	–
Accrued other expenses	572	394	22
Cash overdraft	2,024	–	–
Payables:
Capital Shares reacquired	506	3,530	–

Foreign currency contracts	–	–	79
Investment securities purchased	16,772	10,292	19

Total Liabilities	21,469	16,212	128

Net Assets Applicable to Outstanding Shares	$ 1,241,487	$ 2,156,560	$ 4,642

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,988,324	$ 2,868,807	$ 8,778
Accumulated undistributed (overdistributed) net investment income (operating loss)	29,054	12,493	(14)
Accumulated undistributed (overdistributed) net realized gain (loss)	(239,793)	(298,525)	(1,703)
Net unrealized appreciation (depreciation) of investments	(536,122)	(426,215)	(2,471)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	24	–	52

Total Net Assets	$ 1,241,487	$ 2,156,560	$ 4,642

Capital Stock (par value: $.01 a share):
Shares authorized	910,000	650,000	300,000
Net Asset Value Per Share:
Class A: Net Assets	$ 257,621	$ 712,089	$ 2,704
Shares Issued and Outstanding	34,651	51,572	537
Net Asset Value per share	$ 7.43	$ 13.81	$ 5.04
Maximum Offering Price	$ 7.86(b)	$ 14.61(b)	$ 5.33(b)

Class B: Net Assets	$ 27,621	$ 177,768	N/A
Shares Issued and Outstanding	3,750	12,998
Net Asset Value per share	$ 7.37(c)	$ 13.68(c)

Class C: Net Assets	$ 11,322	$ 134,522	$ 932
Shares Issued and Outstanding	1,533	9,928	187
Net Asset Value per share	$ 7.39(c)	$ 13.55(c)	$ 4.99(c)

Class J: Net Assets	$ 145,271	N/A	N/A
Shares Issued and Outstanding	19,724
Net Asset Value per share	$ 7.37(c)

Institutional: Net Assets	$ 621,394	$ 1,132,181	$ 1,006
Shares Issued and Outstanding	83,486	81,902	200
Net Asset Value per share	$ 7.44	$ 13.82	$ 5.03

R-1: Net Assets	$ 6,336	N/A	N/A
Shares Issued and Outstanding	858
Net Asset Value per share	$ 7.38

R-2: Net Assets	$ 18,080	N/A	N/A
Shares Issued and Outstanding	2,464
Net Asset Value per share	$ 7.34

R-3: Net Assets	$ 57,078	N/A	N/A
Shares Issued and Outstanding	7,714
Net Asset Value per share	$ 7.40

R-4: Net Assets	$ 36,959	N/A	N/A
Shares Issued and Outstanding	4,920
Net Asset Value per share	$ 7.51

R-5: Net Assets	$ 59,805	N/A	N/A
Shares Issued and Outstanding	8,043
Net Asset Value per share	$ 7.44

(a)	Effective June 13, 2008, Equity Income Fund I changed its name to Equity Income Fund.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

87

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Government &
	High Quality Bond
Amounts in thousands, except per share amounts	Fund	High Yield Fund(a)	Income Fund

Investment in securities--at cost	$ 477,302	$ 1,835,679	$ 1,075,116

Investment in affiliated securities--at cost	$ –	$ 33,507	$ –

Foreign currency--at cost	–	$ 4,542	–

Assets
Investment in securities--at value	$ 442,152(b)	$ 1,330,724	$ 915,378(b)
Investment in affiliated securities--at value	–	$ 29,942	–
Foreign currency--at value	–	4,197	–
Cash	920	277	10
Receivables:
Capital Shares sold	1,384	14,502	5,507
Dividends and interest	2,321	34,432	15,190
Expense reimbursement from Manager	–	–	9
Expense reimbursement from Underwriter	5	–	–
Investment securities sold	20,038	–	–
Unrealized gain on swap agreements	–	9	–
Variation margin on futures contracts	70	–	–
Other assets	19	–	–

Total Assets	466,909	1,414,083	936,094
Liabilities
Accrued management and investment advisory fees	128	639	414
Accrued administrative service fees	6	–	–
Accrued distribution fees	117	324	86
Accrued service fees	7	–	–
Accrued transfer agent fees	157	256	79
Accrued directors' expenses	–	1	1
Accrued other expenses	75	189	54
Payables:
Capital Shares reacquired	361	5,023	1,808
Dividends payable	1,115	9,462	5,522
Investment securities purchased	79,660	12,302	8,382
Swap premiums received	–	5,598	–
Unrealized loss on swap agreements	53	–	–
Variation margin on futures contracts	16	–	–
Collateral obligation on securities loaned, at value	24,823	–	1,497

Total Liabilities	106,518	33,794	17,843

Net Assets Applicable to Outstanding Shares	$ 360,391	$ 1,380,289	$ 918,251

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 404,780	$ 1,896,368	$ 1,092,051
Accumulated undistributed (overdistributed) net investment income (operating loss)	844	(1,354)	(8,726)
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,448)	(5,508)	(5,336)
Net unrealized appreciation (depreciation) of investments	(34,785)	(508,511)	(159,738)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(706)	–

Total Net Assets	$ 360,391	$ 1,380,289	$ 918,251

Capital Stock (par value: $.01 a share):
Shares authorized	730,000	600,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 170,968	$ 765,971	$ 122,603
Shares Issued and Outstanding	18,304	126,070	15,662
Net Asset Value per share	$ 9.34	$ 6.08	$ 7.83
Maximum Offering Price	$ 9.78(c)	$ 6.37(c)	$ 8.20(c)

Class B: Net Assets	$ 32,602	$ 49,140	$ 51,278
Shares Issued and Outstanding	3,490	8,045	6,528
Net Asset Value per share	$ 9.34(d)	$ 6.11(d)	$ 7.85(d)

Class C: Net Assets	$ 7,666	$ 120,324	$ 15,103
Shares Issued and Outstanding	819	19,702	1,924
Net Asset Value per share	$ 9.36(d)	$ 6.11(d)	$ 7.85(d)

Class J: Net Assets	$ 101,922	N/A	N/A
Shares Issued and Outstanding	10,868
Net Asset Value per share	$ 9.38(d)

Institutional: Net Assets	$ 3,955	$ 444,854	$ 729,267
Shares Issued and Outstanding	423	73,379	92,958
Net Asset Value per share	$ 9.36	$ 6.06	$ 7.85

R-1: Net Assets	$ 1,291	N/A	N/A
Shares Issued and Outstanding	138
Net Asset Value per share	$ 9.34

R-2: Net Assets	$ 10,801	N/A	N/A
Shares Issued and Outstanding	1,163
Net Asset Value per share	$ 9.29

R-3: Net Assets	$ 12,471	N/A	N/A
Shares Issued and Outstanding	1,342
Net Asset Value per share	$ 9.29

R-4: Net Assets	$ 4,726	N/A	N/A
Shares Issued and Outstanding	508
Net Asset Value per share	$ 9.31

R-5: Net Assets	$ 13,989	N/A	N/A
Shares Issued and Outstanding	1,502
Net Asset Value per share	$ 9.31

(a)	Effective June 13, 2008, High Yield Fund II changed its name to High Yield Fund.

(b)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

88

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

		International
	Inflation Protection	Emerging Markets	International
Amounts in thousands, except per share amounts	Fund	Fund	Growth Fund

Investment in securities--at cost	$ 602,604	$ 1,138,943	$ 1,906,704

Foreign currency--at cost	–	$ 1,063	–

Assets
Investment in securities--at value	$ 492,979(a)	$ 703,262	$ 1,303,899
Foreign currency--at value	–	1,052	–
Cash	406	–	10,862
Receivables:
Capital Shares sold	2,869	1,428	1,789
Dividends and interest	2,363	2,421	4,277
Expense reimbursement from Manager	3	–	7
Expense reimbursement from Underwriter	–	5	2
Foreign tax refund	–	285	–
Investment securities sold	795	775	23,018
Unrealized gain on swap agreements	47	–	–
Variation margin on futures contracts	–	–	368

Total Assets	499,462	709,228	1,344,222
Liabilities
Accrued management and investment advisory fees	148	735	1,155
Accrued administrative service fees	–	7	6
Accrued distribution fees	8	90	23
Accrued service fees	1	8	7
Accrued transfer agent fees	8	220	22
Accrued directors' expenses	–	1	1
Accrued other expenses	29	573	278
Cash overdraft	–	108	–
Payables:
Capital Shares reacquired	22	448	131
Dividends payable	119	–	–
Investment securities purchased	–	2,797	19,514
Unrealized loss on swap agreements	12,457	–	–
Collateral obligation on securities loaned, at value	78,811	–	–

Total Liabilities	91,603	4,987	21,137

Net Assets Applicable to Outstanding Shares	$ 407,859	$ 704,241	$ 1,323,085

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 543,452	$ 1,325,644	$ 2,241,576
Accumulated undistributed (overdistributed) net investment income (operating loss)	(29)	8,091	29,625
Accumulated undistributed (overdistributed) net realized gain (loss)	(13,529)	(193,663)	(344,324)
Net unrealized appreciation (depreciation) of investments	(122,035)	(435,681)	(604,000)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(150)	208

Total Net Assets	$ 407,859	$ 704,241	$ 1,323,085

Capital Stock (par value: $.01 a share):
Shares authorized	680,000	455,000	590,000
Net Asset Value Per Share:
Class A: Net Assets	$ 6,167	$ 85,229	$ 1,760
Shares Issued and Outstanding	863	6,196	253
Net Asset Value per share	$ 7.15	$ 13.76	$ 6.95
Maximum Offering Price	$ 7.49(b)	$ 14.56(c)	$ 7.35(c)

Class B: Net Assets	N/A	$ 12,272	N/A
Shares Issued and Outstanding		917
Net Asset Value per share		$ 13.39(d)

Class C: Net Assets	$ 1,808	$ 6,248	$ 246
Shares Issued and Outstanding	253	460	36
Net Asset Value per share	$ 7.17(d)	$ 13.58(d)	$ 6.95(d)

Class J: Net Assets	$ 7,961	$ 113,241	$ 36,673
Shares Issued and Outstanding	1,126	8,502	5,418
Net Asset Value per share	$ 7.08(d)	$ 13.32(d)	$ 6.77(d)

Institutional: Net Assets	$ 388,931	$ 435,442	$ 1,236,938
Shares Issued and Outstanding	54,939	31,609	178,071
Net Asset Value per share	$ 7.08	$ 13.78	$ 6.95

R-1: Net Assets	$ 430	$ 3,515	$ 1,733
Shares Issued and Outstanding	61	258	252
Net Asset Value per share	$ 7.05	$ 13.60	$ 6.87

R-2: Net Assets	$ 642	$ 6,741	$ 6,325
Shares Issued and Outstanding	91	499	941
Net Asset Value per share	$ 7.05	$ 13.50	$ 6.72

R-3: Net Assets	$ 904	$ 15,136	$ 19,243
Shares Issued and Outstanding	128	1,113	2,694
Net Asset Value per share	$ 7.06	$ 13.59	$ 7.14

R-4: Net Assets	$ 378	$ 11,432	$ 8,349
Shares Issued and Outstanding	54	833	1,220
Net Asset Value per share	$ 7.06	$ 13.72	$ 6.85

R-5: Net Assets	$ 638	$ 14,985	$ 11,818
Shares Issued and Outstanding	91	1,090	1,719
Net Asset Value per share	$ 7.07	$ 13.75	$ 6.88

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

89

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	LargeCap Blend	LargeCap Blend	LargeCap Growth
Amounts in thousands, except per share amounts	Fund I(a)	Fund II(b)	Fund

Investment in securities--at cost	$ 901,846	$ 822,511	$ 2,464,970

Assets
Investment in securities--at value	$ 691,592	$ 644,215	$ 2,050,124
Cash	1,239	4,689	10
Receivables:
Capital Shares sold	1,116	734	8,902
Dividends and interest	952	813	802
Expense reimbursement from Underwriter	1	4	2
Investment securities sold	–	6,052	70,887
Variation margin on futures contracts	–	38	–
Other assets	3	–	12

Total Assets	694,903	656,545	2,130,739
Liabilities
Accrued management and investment advisory fees	262	417	1,165
Accrued administrative service fees	1	10	21
Accrued distribution fees	37	67	140
Accrued service fees	1	12	25
Accrued transfer agent fees	142	91	475
Accrued directors' expenses	–	–	1
Accrued other expenses	60	63	199
Payables:
Capital Shares reacquired	86	253	1,259
Investment securities purchased	–	4,103	25,762

Total Liabilities	589	5,016	29,047

Net Assets Applicable to Outstanding Shares	$ 694,314	$ 651,529	$ 2,101,692

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,013,116	$ 874,462	$ 2,620,769
Accumulated undistributed (overdistributed) net investment income (operating loss)	10,046	7,188	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(116,533)	(52,308)	(104,231)
Net unrealized appreciation (depreciation) of investments	(212,315)	(177,813)	(414,846)

Total Net Assets	$ 694,314	$ 651,529	$ 2,101,692

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	490,000	1,120,000
Net Asset Value Per Share:
Class A: Net Assets	$ 82,298	$ 37,841	$ 321,555
Shares Issued and Outstanding	12,779	5,239	52,832
Net Asset Value per share	$ 6.44	$ 7.22	$ 6.09
Maximum Offering Price	$ 6.81(c)	$ 7.64(c)	$ 6.44(c)

Class B: Net Assets	$ 5,947	$ 14,273	$ 31,802
Shares Issued and Outstanding	944	2,009	5,381
Net Asset Value per share	$ 6.30(d)	$ 7.10(d)	$ 5.91(d)

Class C: Net Assets	$ 581	$ 922	$ 9,311
Shares Issued and Outstanding	91	129	1,551
Net Asset Value per share	$ 6.38(d)	$ 7.13(d)	$ 6.00(d)

Class J: Net Assets	$ 32,309	$ 93,445	$ 38,641
Shares Issued and Outstanding	5,062	13,319	6,645
Net Asset Value per share	$ 6.38(d)	$ 7.02(d)	$ 5.81(d)

Institutional: Net Assets	$ 565,475	$ 431,434	$ 1,531,200
Shares Issued and Outstanding	87,600	59,658	249,659
Net Asset Value per share	$ 6.46	$ 7.23	$ 6.13

R-1: Net Assets	$ 746	$ 2,511	$ 9,129
Shares Issued and Outstanding	117	350	1,521
Net Asset Value per share	$ 6.39	$ 7.17	$ 6.00

R-2: Net Assets	$ 1,988	$ 13,952	$ 15,819
Shares Issued and Outstanding	309	1,964	2,626
Net Asset Value per share	$ 6.43	$ 7.10	$ 6.03

R-3: Net Assets	$ 1,463	$ 21,349	$ 48,883
Shares Issued and Outstanding	227	2,985	7,733
Net Asset Value per share	$ 6.46	$ 7.15	$ 6.32

R-4: Net Assets	$ 1,694	$ 11,356	$ 28,378
Shares Issued and Outstanding	262	1,577	4,519
Net Asset Value per share	$ 6.47	$ 7.20	$ 6.28

R-5: Net Assets	$ 1,813	$ 24,446	$ 66,974
Shares Issued and Outstanding	279	3,402	10,806
Net Asset Value per share	$ 6.50	$ 7.19	$ 6.20

(a)	Effective June 13, 2008, Partners LargeCap Blend Fund I changed its name to LargeCap Blend Fund I.

(b)	Effective June 13, 2008, Partners LargeCap Blend Fund changed its name to LargeCap Blend Fund II.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

90

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	LargeCap Growth	LargeCap Growth	LargeCap S&P 500
Amounts in thousands, except per share amounts	Fund I(a)	Fund II(b)	Index Fund

Investment in securities--at cost	$ 1,605,058	$ 1,736,128	$ 953,444

Assets
Investment in securities--at value	$ 1,191,624	$ 1,372,899	$ 788,982
Cash	10	21,430	14
Receivables:
Capital Shares sold	1,131	98	1,115
Dividends and interest	777	668	1,131
Expense reimbursement from Underwriter	1	1	11
Foreign currency contracts	–	713	–
Investment securities sold	5,659	6,954	170
Variation margin on futures contracts	–	199	167

Total Assets	1,199,202	1,402,962	791,590
Liabilities
Accrued management and investment advisory fees	757	1,049	102
Accrued administrative service fees	5	4	44
Accrued distribution fees	28	12	148
Accrued service fees	6	6	54
Accrued transfer agent fees	94	11	153
Accrued directors' expenses	1	–	1
Accrued other expenses	59	34	101
Payables:
Capital Shares reacquired	756	464	435
Line of credit	2,580	–	–
Investment securities purchased	659	12,505	459

Total Liabilities	4,945	14,085	1,497

Net Assets Applicable to Outstanding Shares	$ 1,194,257	$ 1,388,877	$ 790,093

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,713,501	$ 1,867,883	$ 971,362
Accumulated undistributed (overdistributed) net investment income (operating loss)	–	5,743	13,357
Accumulated undistributed (overdistributed) net realized gain (loss)	(105,810)	(124,015)	(30,926)
Net unrealized appreciation (depreciation) of investments	(413,434)	(361,447)	(163,700)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	713	–

Total Net Assets	$ 1,194,257	$ 1,388,877	$ 790,093

Capital Stock (par value: $.01 a share):
Shares authorized	640,000	570,000	585,000
Net Asset Value Per Share:
Class A: Net Assets	$ 30,125	$ 1,107	$ 53,542
Shares Issued and Outstanding	5,661	189	7,811
Net Asset Value per share	$ 5.32	$ 5.87	$ 6.85
Maximum Offering Price	$ 5.63(c)	$ 6.21(c)	$ 6.95(d)

Class B: Net Assets	$ 5,467	N/A	N/A
Shares Issued and Outstanding	1,060
Net Asset Value per share	$ 5.16(e)

Class C: Net Assets	$ 415	$ 374	$ 2,428
Shares Issued and Outstanding	78	64	357
Net Asset Value per share	$ 5.32(e)	$ 5.78(e)	$ 6.81(e)

Class J: Net Assets	$ 28,875	$ 19,225	$ 247,433
Shares Issued and Outstanding	5,772	3,510	36,446
Net Asset Value per share	$ 5.00(e)	$ 5.48(e)	$ 6.79(e)

Institutional: Net Assets	$ 1,089,367	$ 1,330,829	$ 112,221
Shares Issued and Outstanding	199,974	221,551	16,338
Net Asset Value per share	$ 5.45	$ 6.01	$ 6.87

R-1: Net Assets	$ 1,049	$ 889	$ 7,825
Shares Issued and Outstanding	199	153	1,149
Net Asset Value per share	$ 5.28	$ 5.80	$ 6.81

R-2: Net Assets	$ 7,234	$ 7,131	$ 41,405
Shares Issued and Outstanding	1,404	1,270	6,056
Net Asset Value per share	$ 5.15	$ 5.62	$ 6.84

R-3: Net Assets	$ 13,763	$ 5,857	$ 118,216
Shares Issued and Outstanding	2,585	1,027	17,246
Net Asset Value per share	$ 5.33	$ 5.71	$ 6.85

R-4: Net Assets	$ 3,767	$ 6,937	$ 67,528
Shares Issued and Outstanding	709	1,194	9,806
Net Asset Value per share	$ 5.31	$ 5.81	$ 6.89

R-5: Net Assets	$ 14,195	$ 16,528	$ 139,495
Shares Issued and Outstanding	2,638	2,816	20,137
Net Asset Value per share	$ 5.38	$ 5.87	$ 6.93

(a)	Effective June 13, 2008, Partners LargeCap Growth Fund I changed its name to LargeCap Growth Fund I.

(b)	Effective June 13, 2008, Partners LargeCap Growth Fund II changed its name to LargeCap Growth Fund II.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

91

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	LargeCap Value	LargeCap Value	MidCap Blend
Amounts in thousands, except per share amounts	Fund	Fund III(a)	Fund

Investment in securities--at cost	$ 749,166	$ 2,458,193	$ 738,261

Assets
Investment in securities--at value	$ 621,143	$ 1,836,191(b)	$ 586,543
Cash	10	18,413	18
Receivables:
Capital Shares sold	821	1,233	351
Dividends and interest	1,045	3,517	230
Expense reimbursement from Underwriter	1	3	6
Investment securities sold	1,791	16,215	–
Variation margin on futures contracts	120	300	–
Other assets	28	–	6

Total Assets	624,959	1,875,872	587,154
Liabilities
Accrued management and investment advisory fees	237	1,175	328
Accrued administrative service fees	1	20	3
Accrued distribution fees	62	65	166
Accrued service fees	1	25	4
Accrued transfer agent fees	194	93	400
Accrued directors' expenses	1	3	–
Accrued other expenses	80	74	149
Payables:
Capital Shares reacquired	296	308	343
Investment securities purchased	1,754	8,336	483
Collateral obligation on securities loaned, at value	–	1,085	–

Total Liabilities	2,626	11,184	1,876

Net Assets Applicable to Outstanding Shares	$ 622,333	$ 1,864,688	$ 585,278

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 858,790	$ 2,577,346	$ 704,760
Accumulated undistributed (overdistributed) net investment income (operating loss)	12,939	37,209	13
Accumulated undistributed (overdistributed) net realized gain (loss)	(119,214)	(131,168)	32,223
Net unrealized appreciation (depreciation) of investments	(130,182)	(618,699)	(151,718)

Total Net Assets	$ 622,333	$ 1,864,688	$ 585,278

Capital Stock (par value: $.01 a share):
Shares authorized	455,000	550,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	$ 171,897	$ 32,423	$ 362,130
Shares Issued and Outstanding	21,679	3,828	37,949
Net Asset Value per share	$ 7.93	$ 8.47	$ 9.54
Maximum Offering Price	$ 8.39(c)	$ 8.96(c)	$ 10.10(c)

Class B: Net Assets	$ 9,598	$ 10,135	$ 35,769
Shares Issued and Outstanding	1,221	1,203	3,780
Net Asset Value per share	$ 7.87(d)	$ 8.42(d)	$ 9.46(d)

Class C: Net Assets	$ 1,130	$ 884	$ 3,639
Shares Issued and Outstanding	144	105	388
Net Asset Value per share	$ 7.89(d)	$ 8.43(d)	$ 9.38(d)

Class J: Net Assets	$ 38,836	$ 66,714	$ 128,240
Shares Issued and Outstanding	4,960	7,983	13,818
Net Asset Value per share	$ 7.83(d)	$ 8.36(d)	$ 9.28(d)

Institutional: Net Assets	$ 392,068	$ 1,592,265	$ 28,740
Shares Issued and Outstanding	49,321	187,516	2,996
Net Asset Value per share	$ 7.95	$ 8.49	$ 9.59

R-1: Net Assets	$ 647	$ 4,834	$ 954
Shares Issued and Outstanding	82	576	102
Net Asset Value per share	$ 7.88	$ 8.40	$ 9.34

R-2: Net Assets	$ 1,735	$ 25,923	$ 2,552
Shares Issued and Outstanding	220	3,105	273
Net Asset Value per share	$ 7.88	$ 8.35	$ 9.36

R-3: Net Assets	$ 1,969	$ 60,137	$ 7,650
Shares Issued and Outstanding	251	6,961	807
Net Asset Value per share	$ 7.87	$ 8.64	$ 9.48

R-4: Net Assets	$ 1,438	$ 23,519	$ 4,998
Shares Issued and Outstanding	182	2,790	518
Net Asset Value per share	$ 7.89	$ 8.43	$ 9.65

R-5: Net Assets	$ 3,015	$ 47,854	$ 10,606
Shares Issued and Outstanding	379	5,648	1,109
Net Asset Value per share	$ 7.95	$ 8.47	$ 9.56

(a)	Effective June 13, 2008, Partners LargeCap Value Fund changed its name to LargeCap Value Fund III.

(b)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

92

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	MidCap Growth	MidCap Growth	MidCap Stock
Amounts in thousands, except per share amounts	Fund I(a)	Fund III(b)	Fund

Investment in securities--at cost	$ 258,464	$ 669,023	$ 425,116

Assets
Investment in securities--at value	$ 176,431	$ 523,907	$ 395,877
Cash	1,293	2,179	10
Receivables:
Capital Shares sold	61	605	28
Dividends and interest	104	252	140
Expense reimbursement from Manager	–	1	–
Expense reimbursement from Underwriter	–	3	–
Investment securities sold	–	7,765	2,412
Variation margin on futures contracts	–	207	–

Total Assets	177,889	534,919	398,467
Liabilities
Accrued management and investment advisory fees	154	452	253
Accrued administrative service fees	1	7	–
Accrued distribution fees	2	28	23
Accrued service fees	2	9	–
Accrued transfer agent fees	4	59	66
Accrued directors' expenses	1	–	–
Accrued other expenses	37	43	84
Payables:
Capital Shares reacquired	–	340	67
Investment securities purchased	–	4,163	1,910

Total Liabilities	201	5,101	2,403

Net Assets Applicable to Outstanding Shares	$ 177,688	$ 529,818	$ 396,064

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 274,035	$ 777,950	$ 431,035
Accumulated undistributed (overdistributed) net investment income (operating loss)	–	–	2,516
Accumulated undistributed (overdistributed) net realized gain (loss)	(14,314)	(104,310)	(8,248)
Net unrealized appreciation (depreciation) of investments	(82,033)	(143,822)	(29,239)

Total Net Assets	$ 177,688	$ 529,818	$ 396,064

Capital Stock (par value: $.01 a share):
Shares authorized	430,000	455,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,885	$ 21,252	$ 36,639
Shares Issued and Outstanding	276	3,425	3,198
Net Asset Value per share	$ 6.82	$ 6.20	$ 11.46
Maximum Offering Price	$ 7.22(c)	$ 6.56(c)	$ 12.13(c)

Class B: Net Assets	N/A	$ 5,477	$ 12,453
Shares Issued and Outstanding		907	1,174
Net Asset Value per share		$ 6.04(d)	$ 10.60(d)

Class C: Net Assets	$ 202	$ 778	$ 4,296
Shares Issued and Outstanding	30	126	405
Net Asset Value per share	$ 6.72(d)	$ 6.15(d)	$ 10.60(d)

Class J: Net Assets	N/A	$ 20,178	N/A
Shares Issued and Outstanding		3,399
Net Asset Value per share		$ 5.94(d)

Institutional: Net Assets	$ 164,793	$ 423,812	$ 342,676
Shares Issued and Outstanding	23,500	66,503	29,280
Net Asset Value per share	$ 7.01	$ 6.37	$ 11.70

R-1: Net Assets	$ 1,077	$ 775	N/A
Shares Issued and Outstanding	160	126
Net Asset Value per share	$ 6.73	$ 6.13

R-2: Net Assets	$ 2,035	$ 7,120	N/A
Shares Issued and Outstanding	302	1,146
Net Asset Value per share	$ 6.73	$ 6.21

R-3: Net Assets	$ 2,786	$ 23,848	N/A
Shares Issued and Outstanding	410	3,719
Net Asset Value per share	$ 6.80	$ 6.41

R-4: Net Assets	$ 3,430	$ 17,117	N/A
Shares Issued and Outstanding	498	2,667
Net Asset Value per share	$ 6.88	$ 6.42

R-5: Net Assets	$ 1,480	$ 9,461	N/A
Shares Issued and Outstanding	214	1,453
Net Asset Value per share	$ 6.92	$ 6.51

(a)	Effective June 13, 2008, Partners MidCap Growth Fund I changed its name to MidCap Growth Fund I.

(b)	Effective June 13, 2008, Partners MidCap Growth Fund changed its name to MidCap Growth Fund III.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

93

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	MidCap Value	Money Market	Mortgage
Amounts in thousands, except per share amounts	Fund II(a)	Fund	Securities Fund

Investment in securities--at cost	$ 462,949	$ 2,805,384	$ 1,204,827

Assets
Investment in securities--at value	$ 308,781	$ 2,805,384	$ 1,162,026
Cash	111	390	10
Receivables:
Capital Shares sold	1,043	4,138	4,822
Dividends and interest	689	1,686	5,821
Expense reimbursement from Manager	4	–	4
Expense reimbursement from Underwriter	2	–	–
Investment securities sold	–	7,307	388
Other assets	–	27	–

Total Assets	310,630	2,818,932	1,173,071
Liabilities
Accrued management and investment advisory fees	273	897	558
Accrued administrative service fees	6	38	–
Accrued distribution fees	28	484	57
Accrued service fees	7	91	–
Accrued transfer agent fees	40	510	53
Accrued directors' expenses	1	4	–
Accrued other expenses	53	103	62
Payables:
Capital Shares reacquired	590	8,215	1,003
Dividends payable	–	–	4,663

Total Liabilities	998	10,342	6,396

Net Assets Applicable to Outstanding Shares	$ 309,632	$ 2,808,590	$ 1,166,675

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 539,642	$ 2,812,331	$ 1,244,735
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,905	–	(1,745)
Accumulated undistributed (overdistributed) net realized gain (loss)	(79,747)	(3,741)	(33,514)
Net unrealized appreciation (depreciation) of investments	(154,168)	–	(42,801)

Total Net Assets	$ 309,632	$ 2,808,590	$ 1,166,675

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	17,575,000	855,000
Net Asset Value Per Share:
Class A: Net Assets	$ 6,097	$ 775,670	$ 83,376
Shares Issued and Outstanding	757	776,617	8,062
Net Asset Value per share	$ 8.06	$ 1.00	$ 10.34
Maximum Offering Price	$ 8.53(b)	$ 1.00	$ 10.83(c)

Class B: Net Assets	$ 1,006	$ 87,353	$ 39,613
Shares Issued and Outstanding	127	87,423	3,832
Net Asset Value per share	$ 7.92(d)	$ 1.00(d)	$ 10.34(d)

Class C: Net Assets	$ 744	$ 42,966	$ 6,118
Shares Issued and Outstanding	93	42,997	593
Net Asset Value per share	$ 7.96(d)	$ 1.00(d)	$ 10.32(d)

Class J: Net Assets	$ 46,916	$ 355,746	N/A
Shares Issued and Outstanding	6,150	356,136
Net Asset Value per share	$ 7.63(d)	$ 1.00(d)

Class S: Net Assets	N/A	$ 951,684	N/A
Shares Issued and Outstanding		953,071
Net Asset Value per share		$ 1.00

Institutional: Net Assets	$ 210,043	$ 276,963	$ 1,037,568
Shares Issued and Outstanding	25,833	277,416	100,278
Net Asset Value per share	$ 8.13	$ 1.00	$ 10.35

R-1: Net Assets	$ 906	$ 11,194	N/A
Shares Issued and Outstanding	114	11,204
Net Asset Value per share	$ 7.97	$ 1.00

R-2: Net Assets	$ 9,892	$ 32,085	N/A
Shares Issued and Outstanding	1,282	32,129
Net Asset Value per share	$ 7.72	$ 1.00

R-3: Net Assets	$ 15,018	$ 85,636	N/A
Shares Issued and Outstanding	1,884	85,741
Net Asset Value per share	$ 7.97	$ 1.00

R-4: Net Assets	$ 6,771	$ 30,868	N/A
Shares Issued and Outstanding	851	30,906
Net Asset Value per share	$ 7.95	$ 1.00

R-5: Net Assets	$ 12,239	$ 158,425	N/A
Shares Issued and Outstanding	1,525	158,691
Net Asset Value per share	$ 8.03	$ 1.00

(a)	Effective June 13, 2008, Partners MidCap Value Fund changed its name to MidCap Value Fund II.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

94

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Preferred	Real Estate	Short-Term Bond
Amounts in thousands, except per share amounts	Securities Fund	Securities Fund	Fund

Investment in securities--at cost	$ 1,663,668	$ 1,530,372	$ 233,377

Assets
Investment in securities--at value	$ 1,225,072	$ 1,192,262	$ 198,349(a)
Cash	1,035	10	189
Receivables:
Capital Shares sold	18,818	1,449	956
Dividends and interest	10,931	1,165	1,908
Expense reimbursement from Manager	123	–	–
Expense reimbursement from Underwriter	1	5	2
Investment securities sold	1,044	252	751

Total Assets	1,257,024	1,195,143	202,155
Liabilities
Accrued management and investment advisory fees	738	871	68
Accrued administrative service fees	1	12	1
Accrued distribution fees	135	86	30
Accrued service fees	1	14	1
Accrued transfer agent fees	83	172	51
Accrued directors' expenses	–	1	–
Accrued other expenses	36	82	50
Payables:
Capital Shares reacquired	1,215	420	1,131
Dividends payable	8,677	–	789
Investment securities purchased	8,792	10,502	–
Collateral obligation on securities loaned, at value	–	–	15,642

Total Liabilities	19,678	12,160	17,763

Net Assets Applicable to Outstanding Shares	$ 1,237,346	$ 1,182,983	$ 184,392

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,819,265	$ 1,738,214	$ 233,020
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,294	2,213	(484)
Accumulated undistributed (overdistributed) net realized gain (loss)	(144,617)	(219,334)	(13,116)
Net unrealized appreciation (depreciation) of investments	(438,596)	(338,110)	(35,028)

Total Net Assets	$ 1,237,346	$ 1,182,983	$ 184,392

Capital Stock (par value: $.01 a share):
Shares authorized	505,000	730,000	655,000
Net Asset Value Per Share:
Class A: Net Assets	$ 190,999	$ 64,787	$ 62,240
Shares Issued and Outstanding	28,577	5,475	7,374
Net Asset Value per share	$ 6.68	$ 11.83	$ 8.44
Maximum Offering Price	$ 6.99(b)	$ 12.52(c)	$ 8.66(d)

Class B: Net Assets	N/A	$ 14,551	N/A
Shares Issued and Outstanding		1,240
Net Asset Value per share		$ 11.74(e)

Class C: Net Assets	$ 116,229	$ 4,382	$ 1,641
Shares Issued and Outstanding	17,387	372	194
Net Asset Value per share	$ 6.68(e)	$ 11.77(e)	$ 8.44(e)

Class J: Net Assets	$ 16,099	$ 107,631	$ 47,917
Shares Issued and Outstanding	2,444	9,277	5,667
Net Asset Value per share	$ 6.59(e)	$ 11.60(e)	$ 8.46(e)

Institutional: Net Assets	$ 909,039	$ 894,685	$ 66,596
Shares Issued and Outstanding	136,530	75,637	7,891
Net Asset Value per share	$ 6.66	$ 11.83	$ 8.44

R-1: Net Assets	$ 593	$ 2,945	$ 433
Shares Issued and Outstanding	89	251	51
Net Asset Value per share	$ 6.65	$ 11.74	$ 8.44

R-2: Net Assets	$ 667	$ 11,889	$ 152
Shares Issued and Outstanding	101	1,038	18
Net Asset Value per share	$ 6.62	$ 11.46	$ 8.46

R-3: Net Assets	$ 1,518	$ 28,885	$ 2,900
Shares Issued and Outstanding	229	2,482	342
Net Asset Value per share	$ 6.63	$ 11.64	$ 8.48

R-4: Net Assets	$ 1,710	$ 12,277	$ 1,330
Shares Issued and Outstanding	258	1,062	159
Net Asset Value per share	$ 6.63	$ 11.56	$ 8.36

R-5: Net Assets	$ 492	$ 40,951	$ 1,183
Shares Issued and Outstanding	74	3,538	141
Net Asset Value per share	$ 6.64	$ 11.57	$ 8.42

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

95

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Short-Term Income	SmallCap Blend	SmallCap Growth
Amounts in thousands, except per share amounts	Fund	Fund	Fund

Investment in securities--at cost	$ 307,063	$ 249,304	$ 312,120

Assets
Investment in securities--at value	$ 293,129	$ 192,270	$ 224,249
Cash	10	790	48
Receivables:
Capital Shares sold	1,350	17	212
Dividends and interest	3,295	115	31
Expense reimbursement from Manager	2	–	2
Expense reimbursement from Underwriter	–	–	1
Investment securities sold	3,095	34	1,229
Variation margin on futures contracts	28	300	–

Total Assets	300,909	193,526	225,772
Liabilities
Accrued management and investment advisory fees	143	124	141
Accrued administrative service fees	–	1	–
Accrued distribution fees	12	35	19
Accrued service fees	–	1	1
Accrued transfer agent fees	20	146	77
Accrued directors' expenses	1	1	1
Accrued other expenses	29	77	75
Payables:
Capital Shares reacquired	905	91	59
Dividends payable	1,238	–	–
Investment securities purchased	–	15	1,625

Total Liabilities	2,348	491	1,998

Net Assets Applicable to Outstanding Shares	$ 298,561	$ 193,035	$ 223,774

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 318,355	$ 268,282	$ 336,640
Accumulated undistributed (overdistributed) net investment income (operating loss)	19	334	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,605)	(18,421)	(24,995)
Net unrealized appreciation (depreciation) of investments	(14,208)	(57,160)	(87,871)

Total Net Assets	$ 298,561	$ 193,035	$ 223,774

Capital Stock (par value: $.01 a share):
Shares authorized	550,000	455,000	705,000
Net Asset Value Per Share:
Class A: Net Assets	$ 36,725	$ 66,286	$ 29,467
Shares Issued and Outstanding	3,290	6,401	5,429
Net Asset Value per share	$ 11.16	$ 10.36	$ 5.43
Maximum Offering Price	$ 11.45(a)	$ 10.96(b)	$ 5.75(b)

Class B: Net Assets	N/A	$ 10,021	$ 2,931
Shares Issued and Outstanding		998	551
Net Asset Value per share		$ 10.05(c)	$ 5.32(c)

Class C: Net Assets	$ 4,892	$ 836	$ 1,184
Shares Issued and Outstanding	438	82	221
Net Asset Value per share	$ 11.17(c)	$ 10.22(c)	$ 5.36(c)

Class J: Net Assets	N/A	$ 83,926	$ 21,941
Shares Issued and Outstanding		8,417	4,301
Net Asset Value per share		$ 9.97(c)	$ 5.10(c)

Institutional: Net Assets	$ 256,944	$ 26,459	$ 162,099
Shares Issued and Outstanding	23,006	2,492	29,472
Net Asset Value per share	$ 11.17	$ 10.62	$ 5.50

R-1: Net Assets	N/A	$ 218	$ 312
Shares Issued and Outstanding		21	59
Net Asset Value per share		$ 10.20	$ 5.29

R-2: Net Assets	N/A	$ 1,312	$ 381
Shares Issued and Outstanding		129	71
Net Asset Value per share		$ 10.18	$ 5.38

R-3: Net Assets	N/A	$ 1,050	$ 2,071
Shares Issued and Outstanding		102	380
Net Asset Value per share		$ 10.32	$ 5.45

R-4: Net Assets	N/A	$ 1,746	$ 1,231
Shares Issued and Outstanding		166	221
Net Asset Value per share		$ 10.51	$ 5.58

R-5: Net Assets	N/A	$ 1,181	$ 2,157
Shares Issued and Outstanding		111	384
Net Asset Value per share		$ 10.61	$ 5.62

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

See accompanying notes.

96

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	SmallCap Growth	SmallCap Value	Tax-Exempt Bond
Amounts in thousands, except per share amounts	Fund II(a)	Fund	Fund(b)

Investment in securities--at cost	$ 439,531	$ 548,463	$ 274,519

Assets
Investment in securities--at value	$ 339,711	$ 444,557	$ 243,116
Cash	9,265	10	97
Receivables:
Capital Shares sold	39	354	777
Custodian credits	–	–	2
Dividends and interest	72	352	4,277
Expense reimbursement from Manager	1	9	5
Expense reimbursement from Underwriter	1	2	–
Investment securities sold	2,144	–	4,614
Variation margin on futures contracts	573	–	–
Other assets	–	–	9

Total Assets	351,806	445,284	252,897
Liabilities
Accrued management and investment advisory fees	310	274	102
Accrued administrative service fees	5	6	–
Accrued distribution fees	16	29	61
Accrued service fees	6	7	–
Accrued transfer agent fees	47	49	36
Accrued directors' expenses	1	–	–
Accrued other expenses	49	35	32
Payables:
Capital Shares reacquired	235	92	72
Dividends payable	–	–	1,026
Interest expense and fees payable	–	–	88
Investment securities purchased	2,581	1,862	2,297
Variation margin on futures contracts	27	–	–
Floating rate notes issued	–	–	12,903

Total Liabilities	3,277	2,354	16,617

Net Assets Applicable to Outstanding Shares	$ 348,529	$ 442,930	$ 236,280

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 485,199	$ 610,581	$ 272,163
Accumulated undistributed (overdistributed) net investment income (operating loss)	–	1,843	575
Accumulated undistributed (overdistributed) net realized gain (loss)	(37,329)	(65,588)	(5,055)
Net unrealized appreciation (depreciation) of investments	(99,341)	(103,906)	(31,403)

Total Net Assets	$ 348,529	$ 442,930	$ 236,280

Capital Stock (par value: $.01 a share):
Shares authorized	440,000	830,000	300,000
Net Asset Value Per Share:
Class A: Net Assets	$ 10,302	$ 14,995	$ 220,771
Shares Issued and Outstanding	1,882	1,219	35,000
Net Asset Value per share	$ 5.47	$ 12.30	$ 6.31
Maximum Offering Price	$ 5.79(c)	$ 13.02(c)	$ 6.61(d)

Class B: Net Assets	$ 3,699	$ 2,789	$ 11,837
Shares Issued and Outstanding	695	231	1,876
Net Asset Value per share	$ 5.33(e)	$ 12.08(e)	$ 6.31(e)

Class C: Net Assets	$ 339	$ 3,481	$ 3,672
Shares Issued and Outstanding	63	285	582
Net Asset Value per share	$ 5.40(e)	$ 12.21(e)	$ 6.31(e)

Class J: Net Assets	$ 14,841	$ 43,601	N/A
Shares Issued and Outstanding	2,971	3,661
Net Asset Value per share	$ 4.99(e)	$ 11.91(e)

Institutional: Net Assets	$ 279,437	$ 329,103	N/A
Shares Issued and Outstanding	49,342	26,613
Net Asset Value per share	$ 5.66	$ 12.37

R-1: Net Assets	$ 1,187	$ 1,261	N/A
Shares Issued and Outstanding	217	104
Net Asset Value per share	$ 5.45	$ 12.17

R-2: Net Assets	$ 6,520	$ 5,716	N/A
Shares Issued and Outstanding	1,241	470
Net Asset Value per share	$ 5.25	$ 12.17

R-3: Net Assets	$ 7,908	$ 9,695	N/A
Shares Issued and Outstanding	1,466	788
Net Asset Value per share	$ 5.40	$ 12.30

R-4: Net Assets	$ 5,468	$ 7,085	N/A
Shares Issued and Outstanding	1,000	572
Net Asset Value per share	$ 5.47	$ 12.38

R-5: Net Assets	$ 18,828	$ 25,204	N/A
Shares Issued and Outstanding	3,399	2,025
Net Asset Value per share	$ 5.54	$ 12.44

(a)	Effective June 13, 2008, Partners SmallCap Growth Fund II changed its name to SmallCap Growth Fund II.

(b)	Effective June 13, 2008, Tax-Exempt Bond Fund I changed its name to Tax-Exempt Bond Fund.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

97

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Ultra Short Bond	West Coast Equity
Amounts in thousands, except per share amounts	Fund	Fund

Investment in securities--at cost	$ 210,150	$ 729,620

Assets
Investment in securities--at value	$ 163,690(a)	$ 907,724
Cash	43	10
Receivables:
Capital Shares sold	535	459
Dividends and interest	1,224	345
Expense reimbursement from Manager	1	–
Expense reimbursement from Underwriter	1	–
Investment securities sold	570	5,523
Variation margin on futures contracts	20	–

Total Assets	166,084	914,061
Liabilities
Accrued management and investment advisory fees	59	441
Accrued administrative service fees	1	–
Accrued distribution fees	13	175
Accrued service fees	2	–
Accrued transfer agent fees	13	297
Accrued directors' expenses	1	1
Accrued other expenses	32	217
Payables:
Capital Shares reacquired	136	876
Dividends payable	475	–
Investment securities purchased	–	8,263
Collateral obligation on securities loaned, at value	485	–

Total Liabilities	1,217	10,270

Net Assets Applicable to Outstanding Shares	$ 164,867	$ 903,791

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 215,072	$ 678,439
Accumulated undistributed (overdistributed) net investment income (operating loss)	113	6,033
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,687)	41,215
Net unrealized appreciation (depreciation) of investments	(46,631)	178,104

Total Net Assets	$ 164,867	$ 903,791

Capital Stock (par value: $.01 a share):
Shares authorized	695,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 5,169	$ 390,075
Shares Issued and Outstanding	668	12,704
Net Asset Value per share	$ 7.73	$ 30.71
Maximum Offering Price	$ 7.81(b)	$ 32.50(c)

Class B: Net Assets	N/A	$ 92,828
Shares Issued and Outstanding		3,493
Net Asset Value per share		$ 26.58(d)

Class C: Net Assets	$ 1,090	$ 12,632
Shares Issued and Outstanding	141	472
Net Asset Value per share	$ 7.73(d)	$ 26.71(d)

Class J: Net Assets	$ 22,179	N/A
Shares Issued and Outstanding	2,891
Net Asset Value per share	$ 7.67(d)

Institutional: Net Assets	$ 126,881	$ 408,256
Shares Issued and Outstanding	16,428	13,121
Net Asset Value per share	$ 7.72	$ 31.12

R-1: Net Assets	$ 9	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$ 7.67

R-2: Net Assets	$ 6,142	N/A
Shares Issued and Outstanding	801
Net Asset Value per share	$ 7.67

R-3: Net Assets	$ 2,413	N/A
Shares Issued and Outstanding	314
Net Asset Value per share	$ 7.69

R-4: Net Assets	$ 9	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$ 7.65

R-5: Net Assets	$ 975	N/A
Shares Issued and Outstanding	127
Net Asset Value per share	$ 7.71

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

98

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

			Disciplined
	Bond & Mortgage	California Municipal	LargeCap Blend
Amounts in thousands	Securities Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 4,236	$ –	$ 61,479
Interest	154,031	21,829	263
Securities lending	5,083	–	334

Total Income	163,350	21,829	62,076
Expenses:
Management and investment advisory fees	14,022	1,902	17,493
Distribution fees - Class A	366	724	1,077
Distribution fees - Class B	202	827	440
Distribution fees - Class C	27	85	21
Distribution fees - Class J	1,059	N/A	N/A
Distribution fees - R-1	26	N/A	5
Distribution fees - R-2	108	N/A	7
Distribution fees - R-3	153	N/A	21
Distribution fees - R-4	29	N/A	5
Administrative service fees - R-1	20	N/A	4
Administrative service fees - R-2	72	N/A	5
Administrative service fees - R-3	92	N/A	13
Administrative service fees - R-4	38	N/A	6
Administrative service fees - R-5	109	N/A	2
Registration fees - Class A	16	23	21
Registration fees - Class B	16	25	15
Registration fees - Class C	16	18	15
Registration fees - Class J	21	N/A	N/A
Service fees - R-1	18	N/A	4
Service fees - R-2	90	N/A	6
Service fees - R-3	104	N/A	14
Service fees - R-4	44	N/A	7
Service fees - R-5	149	N/A	3
Shareholder reports - Class A	48	42	266
Shareholder reports - Class B	11	16	51
Shareholder reports - Class C	1	1	1
Shareholder reports - Class J	43	N/A	N/A
Transfer agent fees - Class A	383	147	667
Transfer agent fees - Class B	84	40	149
Transfer agent fees - Class C	13	8	12
Transfer agent fees - Class J	293	N/A	N/A
Custodian fees	13	–	12
Directors' expenses	18	15	18
Interest expense and fees	–	916	–
Professional fees	17	16	17
Other expenses	69	16	58

Total Gross Expenses	17,790	4,821	20,435
Less: Custodian credits	–	5	–
Less: Reimbursement from Manager - Class A	192	4	166
Less: Reimbursement from Manager - Class B	94	4	8
Less: Reimbursement from Manager - Class C	24	10	23
Less: Reimbursement from Underwriter - Class J	115	N/A	N/A

Total Net Expenses	17,365	4,798	20,238

Net Investment Income (Operating Loss)	145,985	17,031	41,838

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(49,622)	(10,093)	(332,555)
Futures contracts	(2,023)	(728)	(7,863)
Swap agreements	(4,096)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(515,096)	(62,782)	(1,008,585)
Futures contracts	(276)	(70)	999
Swap agreements	(2,013)	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(573,126)	(73,673)	(1,348,004)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (427,141)	$ (56,642)	$ (1,306,166)

See accompanying notes.

99

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Diversified		Global Real Estate
Amounts in thousands	International Fund	Equity Income Fund	Securities Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 62,799	$ 99,442	$ 237
Withholding tax	(7,298)	–	(21)
Interest	481	2,908	13
Securities lending	2,274	1,948	–

Total Income	58,256	104,298	229
Expenses:
Management and investment advisory fees	18,330	17,555	60
Distribution fees - Class A	1,249	3,247	9
Distribution fees - Class B	551	2,897	N/A
Distribution fees - Class C	202	2,214	14
Distribution fees - Class J	1,151	N/A	N/A
Distribution fees - R-1	34	N/A	N/A
Distribution fees - R-2	98	N/A	N/A
Distribution fees - R-3	229	N/A	N/A
Distribution fees - R-4	49	N/A	N/A
Administrative service fees - R-1	27	N/A	N/A
Administrative service fees - R-2	65	N/A	N/A
Administrative service fees - R-3	138	N/A	N/A
Administrative service fees - R-4	63	N/A	N/A
Administrative service fees - R-5	120	N/A	N/A
Registration fees - Class A	23	66	29
Registration fees - Class B	16	25	N/A
Registration fees - Class C	16	23	29
Registration fees - Class J	23	N/A	N/A
Service fees - R-1	24	N/A	N/A
Service fees - R-2	81	N/A	N/A
Service fees - R-3	156	N/A	N/A
Service fees - R-4	74	N/A	N/A
Service fees - R-5	164	N/A	N/A
Shareholder reports - Class A	154	580	1
Shareholder reports - Class B	38	204	N/A
Shareholder reports - Class C	10	79	–
Shareholder reports - Class J	38	N/A	N/A
Transfer agent fees - Class A	995	1,580	14
Transfer agent fees - Class B	170	585	N/A
Transfer agent fees - Class C	53	306	7
Transfer agent fees - Class J	328	N/A	N/A
Custodian fees	1,073	–	42
Directors' expenses	36	55	2
Professional fees	50	23	23
Other expenses	64	61	1

Total Gross Expenses	25,892	29,500	231
Less: Reimbursement from Manager - Class A	138	–	71
Less: Reimbursement from Manager - Class C	50	–	46
Less: Reimbursement from Manager - Institutional	36	–	15
Less: Reimbursement from Manager - R-2	2	N/A	N/A
Less: Reimbursement from Manager - R-3	4	N/A	N/A
Less: Reimbursement from Manager - R-4	2	N/A	N/A
Less: Reimbursement from Manager - R-5	5	N/A	N/A
Less: Reimbursement from Underwriter - Class J	126	N/A	N/A

Total Net Expenses	25,529	29,500	99

Net Investment Income (Operating Loss)	32,727	74,798	130

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign tax refund of $37, $0 and $0,
respectively)	(235,388)	(280,808)	(1,687)
Foreign currency transactions	(855)	–	(16)
Change in unrealized appreciation/depreciation of:
Investments	(1,092,613)	(1,161,488)	(2,535)
Translation of assets and liabilities in foreign currencies	(31)	–	57
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(1,328,887)	(1,442,296)	(4,181)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (1,296,160)	$ (1,367,498)	$ (4,051)

See accompanying notes.

100

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund	Income Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$ –	$ 1,922	$ –
Dividends	–	8,149	440
Withholding tax	–	(222)	(16)
Interest	19,360	123,898	71,101
Securities lending	751	722	716

Total Income	20,111	134,469	72,241
Expenses:
Management and investment advisory fees	1,486	8,346	5,811
Distribution fees - Class A	464	2,070	374
Distribution fees - Class B	333	718	702
Distribution fees - Class C	31	1,407	147
Distribution fees - Class J	473	N/A	N/A
Distribution fees - R-1	4	N/A	N/A
Distribution fees - R-2	31	N/A	N/A
Distribution fees - R-3	33	N/A	N/A
Distribution fees - R-4	4	N/A	N/A
Administrative service fees - R-1	3	N/A	N/A
Administrative service fees - R-2	20	N/A	N/A
Administrative service fees - R-3	20	N/A	N/A
Administrative service fees - R-4	5	N/A	N/A
Administrative service fees - R-5	18	N/A	N/A
Registration fees - Class A	18	61	19
Registration fees - Class B	16	17	16
Registration fees - Class C	15	22	16
Registration fees - Class J	17	N/A	N/A
Service fees - R-1	3	N/A	N/A
Service fees - R-2	25	N/A	N/A
Service fees - R-3	23	N/A	N/A
Service fees - R-4	6	N/A	N/A
Service fees - R-5	24	N/A	N/A
Shareholder reports - Class A	50	351	55
Shareholder reports - Class B	13	34	39
Shareholder reports - Class C	1	48	5
Shareholder reports - Class J	21	N/A	N/A
Transfer agent fees - Class A	378	749	162
Transfer agent fees - Class B	96	94	83
Transfer agent fees - Class C	9	170	23
Transfer agent fees - Class J	156	N/A	N/A
Custodian fees	4	28	4
Directors' expenses	11	29	11
Professional fees	17	15	15
Other expenses	11	117	21

Total Gross Expenses	3,839	14,276	7,503
Less: Reimbursement from Manager - Class A	–	–	20
Less: Reimbursement from Manager - Class B	–	18	43
Less: Reimbursement from Manager - Class C	18	8	23
Less: Reimbursement from Underwriter - Class J	51	N/A	N/A

Total Net Expenses	3,770	14,250	7,417

Net Investment Income (Operating Loss)	16,341	120,219	64,824

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	4,594	5,828	6,535
Foreign currency transactions	–	(286)	(9)
Futures contracts	(990)	–	–
Options and swaptions	96	–	–
Swap agreements	1,131	(9,336)	–
Change in unrealized appreciation/depreciation of:
Investments	(33,400)	(516,400)	(152,183)
Investments in affiliates	–	(15,882)	–
Futures contracts	233	–	–
Options and swaptions	4	–	–
Swap agreements	(264)	518	–
Translation of assets and liabilities in foreign currencies	–	(815)	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(28,596)	(536,373)	(145,657)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (12,255)	$ (416,154)	$ (80,833)

See accompanying notes.

101

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

		International
	Inflation Protection	Emerging Markets	International
Amounts in thousands	Fund	Fund	Growth Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 35,970	$ 56,119
Withholding tax	–	(3,812)	(6,354)
Interest	29,676	235	641
Securities lending	1,799	772	2,550

Total Income	31,475	33,165	52,956
Expenses:
Management and investment advisory fees	1,979	15,148	21,118
Distribution fees - Class A	20	471	5
Distribution fees - Class B	N/A	267	N/A
Distribution fees - Class C	17	114	3
Distribution fees - Class J	45	1,108	310
Distribution fees - R-1	1	23	11
Distribution fees - R-2	2	41	39
Distribution fees - R-3	3	70	84
Distribution fees - R-4	–	18	19
Administrative service fees - R-1	1	18	9
Administrative service fees - R-2	1	28	26
Administrative service fees - R-3	2	42	50
Administrative service fees - R-4	1	24	24
Administrative service fees - R-5	1	37	27
Registration fees - Class A	15	28	25
Registration fees - Class B	N/A	18	N/A
Registration fees - Class C	15	17	25
Registration fees - Class J	15	25	18
Service fees - R-1	1	16	7
Service fees - R-2	2	34	33
Service fees - R-3	2	48	57
Service fees - R-4	1	27	28
Service fees - R-5	1	51	36
Shareholder reports - Class A	2	95	1
Shareholder reports - Class B	N/A	17	N/A
Shareholder reports - Class C	–	7	–
Shareholder reports - Class J	2	31	10
Transfer agent fees - Class A	18	449	13
Transfer agent fees - Class B	N/A	90	N/A
Transfer agent fees - Class C	8	36	6
Transfer agent fees - Class J	42	287	76
Custodian fees	6	781	386
Directors' expenses	10	15	21
Professional fees	14	20	14
Other expenses	13	40	63

Total Gross Expenses	2,240	19,541	22,544
Less: Reimbursement from Manager - Class A	16	–	31
Less: Reimbursement from Manager - Class C	20	–	31
Less: Reimbursement from Manager - Class J	25	–	–
Less: Reimbursement from Underwriter - Class J	5	121	34

Total Net Expenses	2,174	19,420	22,448

Net Investment Income (Operating Loss)	29,301	13,745	30,508

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $504 and $0, respectively)	(7,577)	(192,166)	(341,890)
Foreign currency transactions	–	(4,358)	(869)
Futures contracts	–	–	(755)
Swap agreements	9,419	–	–
Change in unrealized appreciation/depreciation of:
Investments	(101,876)	(776,780)	(1,039,297)
Futures contracts	–	–	(1,195)
Options and swaptions	5	–	–
Swap agreements	(16,287)	–	–
Translation of assets and liabilities in foreign currencies	–	(193)	184
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(116,316)	(973,497)	(1,383,822)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (87,015)	$ (959,752)	$ (1,353,314)

See accompanying notes.

102

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	LargeCap Blend	LargeCap Blend	LargeCap Growth
Amounts in thousands	Fund I	Fund II	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 17,549	$ 17,946	$ 34,583
Interest	118	49	3,970
Securities lending	210	208	388

Total Income	17,877	18,203	38,941
Expenses:
Management and investment advisory fees	3,821	6,889	20,057
Distribution fees - Class A	295	139	1,160
Distribution fees - Class B	99	221	625
Distribution fees - Class C	8	13	122
Distribution fees - Class J	209	623	235
Distribution fees - R-1	3	11	43
Distribution fees - R-2	10	72	66
Distribution fees - R-3	7	74	153
Distribution fees - R-4	3	16	31
Administrative service fees - R-1	3	9	35
Administrative service fees - R-2	7	48	44
Administrative service fees - R-3	4	45	92
Administrative service fees - R-4	3	20	40
Administrative service fees - R-5	5	47	100
Registration fees - Class A	14	14	21
Registration fees - Class B	13	14	13
Registration fees - Class C	15	15	16
Registration fees - Class J	16	22	19
Service fees - R-1	2	8	31
Service fees - R-2	8	60	55
Service fees - R-3	5	50	104
Service fees - R-4	4	24	46
Service fees - R-5	7	64	137
Shareholder reports - Class A	56	23	312
Shareholder reports - Class B	7	9	87
Shareholder reports - Class C	2	1	4
Shareholder reports - Class J	5	17	11
Transfer agent fees - Class A	422	159	1,236
Transfer agent fees - Class B	42	66	220
Transfer agent fees - Class C	6	8	29
Transfer agent fees - Class J	54	129	122
Custodian fees	5	6	5
Directors' expenses	7	21	29
Professional fees	18	17	33
Other expenses	5	23	64

Total Gross Expenses	5,190	8,977	25,397
Less: Reimbursement from Manager - Class C	20	18	–
Less: Reimbursement from Underwriter - Class J	23	68	25

Total Net Expenses	5,147	8,891	25,372

Net Investment Income (Operating Loss)	12,730	9,312	13,569

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(106,271)	(48,294)	(61,162)
Futures contracts	(6,444)	(2,312)	–
Change in unrealized appreciation/depreciation of:
Investments	(279,092)	(342,448)	(1,350,438)
Futures contracts	(2,265)	345	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(394,072)	(392,709)	(1,411,600)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (381,342)	$ (383,397)	$ (1,398,031)

See accompanying notes.

103

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	LargeCap Growth	LargeCap Growth	LargeCap S&P 500
Amounts in thousands	Fund I	Fund II	Index Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 11,843	$ 16,277	$ 22,323
Interest	171	492	721
Securities lending	301	293	235

Total Income	12,315	17,062	23,279
Expenses:
Management and investment advisory fees	12,178	13,682	1,574
Distribution fees - Class A	113	3	112
Distribution fees - Class B	93	N/A	N/A
Distribution fees - Class C	6	5	28
Distribution fees - Class J	199	124	1,617
Distribution fees - R-1	5	4	44
Distribution fees - R-2	42	35	178
Distribution fees - R-3	51	21	395
Distribution fees - R-4	5	16	72
Administrative service fees - R-1	4	3	35
Administrative service fees - R-2	28	23	118
Administrative service fees - R-3	31	13	237
Administrative service fees - R-4	7	21	94
Administrative service fees - R-5	28	27	228
Registration fees - Class A	15	14	16
Registration fees - Class B	14	N/A	N/A
Registration fees - Class C	16	16	16
Registration fees - Class J	17	16	30
Service fees - R-1	3	3	31
Service fees - R-2	35	29	148
Service fees - R-3	35	15	269
Service fees - R-4	8	24	108
Service fees - R-5	39	36	311
Shareholder reports - Class A	30	1	28
Shareholder reports - Class B	6	N/A	N/A
Shareholder reports - Class C	–	–	1
Shareholder reports - Class J	12	5	48
Transfer agent fees - Class A	220	11	213
Transfer agent fees - Class B	49	N/A	N/A
Transfer agent fees - Class C	7	5	11
Transfer agent fees - Class J	92	45	334
Custodian fees	4	6	9
Directors' expenses	24	20	24
Professional fees	17	14	17
Other expenses	22	16	29

Total Gross Expenses	13,455	14,253	6,375
Less: Reimbursement from Manager - Class A	–	19	–
Less: Reimbursement from Manager - Class C	20	19	24
Less: Reimbursement from Underwriter - Class J	22	13	176

Total Net Expenses	13,413	14,202	6,175

Net Investment Income (Operating Loss)	(1,098)	2,860	17,104

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(98,136)	(117,177)	(15,698)
Foreign currency transactions	–	3,189	–
Futures contracts	–	(5,979)	(11,873)
Change in unrealized appreciation/depreciation of:
Investments	(710,701)	(491,859)	(437,321)
Futures contracts	–	1,747	539
Translation of assets and liabilities in foreign currencies	–	738	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(808,837)	(609,341)	(464,353)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (809,935)	$ (606,481)	$ (447,249)

See accompanying notes.

104

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	LargeCap Value	LargeCap Value
Amounts in thousands	Fund	Fund III	MidCap Blend Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 20,965	$ 70,369	$ 7,336
Interest	651	331	679
Securities lending	92	622	340

Total Income	21,708	71,322	8,355
Expenses:
Management and investment advisory fees	3,508	17,054	5,317
Distribution fees - Class A	610	128	1,298
Distribution fees - Class B	153	169	563
Distribution fees - Class C	12	13	43
Distribution fees - Class J	235	474	854
Distribution fees - R-1	3	25	4
Distribution fees - R-2	7	135	10
Distribution fees - R-3	7	254	27
Distribution fees - R-4	2	42	6
Administrative service fees - R-1	3	20	3
Administrative service fees - R-2	5	90	7
Administrative service fees - R-3	4	152	16
Administrative service fees - R-4	2	54	8
Administrative service fees - R-5	6	106	22
Registration fees - Class A	17	15	33
Registration fees - Class B	13	14	14
Registration fees - Class C	15	15	15
Registration fees - Class J	18	22	20
Service fees - R-1	2	18	3
Service fees - R-2	6	112	9
Service fees - R-3	4	173	18
Service fees - R-4	3	63	9
Service fees - R-5	8	144	30
Shareholder reports - Class A	76	23	151
Shareholder reports - Class B	8	9	30
Shareholder reports - Class C	1	1	2
Shareholder reports - Class J	9	17	33
Transfer agent fees - Class A	564	166	1,022
Transfer agent fees - Class B	57	65	171
Transfer agent fees - Class C	8	9	17
Transfer agent fees - Class J	93	120	247
Custodian fees	4	2	7
Directors' expenses	11	39	19
Professional fees	14	14	14
Other expenses	11	53	19

Total Gross Expenses	5,499	19,810	10,061
Less: Reimbursement from Manager - Class A	–	–	394
Less: Reimbursement from Manager - Class B	–	–	302
Less: Reimbursement from Manager - Class C	21	19	21
Less: Reimbursement from Underwriter - Class J	26	51	93

Total Net Expenses	5,452	19,740	9,251

Net Investment Income (Operating Loss)	16,256	51,582	(896)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(110,911)	(117,507)	32,299
Foreign currency transactions	–	–	8
Futures contracts	(6,733)	(13,328)	–
Change in unrealized appreciation/depreciation of:
Investments	(225,705)	(1,090,664)	(341,511)
Futures contracts	(2,854)	2,973	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(346,203)	(1,218,526)	(309,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (329,947)	$ (1,166,944)	$ (310,100)

See accompanying notes.

105

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	MidCap Growth	MidCap Growth
Amounts in thousands	Fund I	Fund III	MidCap Stock Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 2,586	$ 4,171	$ 10,348
Interest	5	229	520
Securities lending	165	578	451

Total Income	2,756	4,978	11,319
Expenses:
Management and investment advisory fees	2,857	7,315	4,417
Distribution fees - Class A	7	86	249
Distribution fees - Class B	N/A	99	206
Distribution fees - Class C	3	14	71
Distribution fees - Class J	N/A	150	N/A
Distribution fees - R-1	5	4	N/A
Distribution fees - R-2	10	37	N/A
Distribution fees - R-3	11	80	N/A
Distribution fees - R-4	5	25	N/A
Administrative service fees - R-1	4	3	N/A
Administrative service fees - R-2	7	25	N/A
Administrative service fees - R-3	6	48	N/A
Administrative service fees - R-4	6	33	N/A
Administrative service fees - R-5	5	19	N/A
Registration fees - Class A	13	14	20
Registration fees - Class B	N/A	13	16
Registration fees - Class C	15	15	16
Registration fees - Class J	N/A	17	N/A
Service fees - R-1	4	3	N/A
Service fees - R-2	8	31	N/A
Service fees - R-3	7	54	N/A
Service fees - R-4	7	38	N/A
Service fees - R-5	6	26	N/A
Shareholder meeting expense - Institutional	15	–	–
Shareholder meeting expense - R-4	1	–	N/A
Shareholder reports - Class A	2	19	123
Shareholder reports - Class B	N/A	6	30
Shareholder reports - Class C	–	1	7
Shareholder reports - Class J	N/A	6	N/A
Transfer agent fees - Class A	15	131	169
Transfer agent fees - Class B	N/A	41	63
Transfer agent fees - Class C	6	9	24
Transfer agent fees - Class J	N/A	64	N/A
Custodian fees	4	5	4
Directors' expenses	9	15	8
Professional fees	20	17	15
Other expenses	10	11	27

Total Gross Expenses	3,068	8,474	5,465
Less: Reimbursement from Manager - Class A	16	–	32
Less: Reimbursement from Manager - Class B	N/A	11	14
Less: Reimbursement from Manager - Class C	19	18	12
Less: Reimbursement from Underwriter - Class J	N/A	16	N/A

Total Net Expenses	3,033	8,429	5,407

Net Investment Income (Operating Loss)	(277)	(3,451)	5,912

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(14,101)	(93,964)	(6,064)
Futures contracts	–	(8,458)	–
Change in unrealized appreciation/depreciation of:
Investments	(117,409)	(300,825)	(230,490)
Futures contracts	–	1,294	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(131,510)	(401,953)	(236,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (131,787)	$ (405,404)	$ (230,642)

See accompanying notes.

106

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	MidCap Value Fund		Mortgage Securities
Amounts in thousands	II	Money Market Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 11,479	$ –	$ –
Interest	19	98,160	80,687
Securities lending	242	–	118

Total Income	11,740	98,160	80,805
Expenses:
Management and investment advisory fees	5,440	10,671	7,641
Distribution fees - Class A	24	–	217
Distribution fees - Class B	16	469	495
Distribution fees - Class C	12	197	63
Distribution fees - Class J	357	617	N/A
Distribution fees - Class S	N/A	1,273	N/A
Distribution fees - R-1	5	22	N/A
Distribution fees - R-2	54	71	N/A
Distribution fees - R-3	66	148	N/A
Distribution fees - R-4	16	19	N/A
Administrative service fees - R-1	4	18	N/A
Administrative service fees - R-2	36	47	N/A
Administrative service fees - R-3	40	89	N/A
Administrative service fees - R-4	21	24	N/A
Administrative service fees - R-5	24	168	N/A
Registration fees - Class A	16	79	16
Registration fees - Class B	14	7	17
Registration fees - Class C	16	7	15
Registration fees - Class J	19	28	N/A
Service fees - Class S	N/A	199	N/A
Service fees - R-1	3	16	N/A
Service fees - R-2	45	59	N/A
Service fees - R-3	45	101	N/A
Service fees - R-4	25	28	N/A
Service fees - R-5	32	228	N/A
Shareholder reports - Class A	6	530	39
Shareholder reports - Class B	1	5	41
Shareholder reports - Class C	1	2	2
Shareholder reports - Class J	15	180	N/A
Shareholder reports - Class S	N/A	150	N/A
Transfer agent fees - Class A	40	1,248	106
Transfer agent fees - Class B	13	39	57
Transfer agent fees - Class C	9	–	10
Transfer agent fees - Class J	103	366	N/A
Transfer agent fees - Class S	N/A	106	N/A
Custodian fees	7	7	5
Directors' expenses	14	77	8
Professional fees	14	15	15
Other expenses	34	151	20

Total Gross Expenses	6,587	17,461	8,767
Less: Reimbursement from Manager - Class A	16	–	25
Less: Reimbursement from Manager - Class B	20	–	42
Less: Reimbursement from Manager - Class C	19	–	20
Less: Reimbursement from Underwriter - Class J	39	–	N/A

Total Net Expenses	6,493	17,461	8,680

Net Investment Income (Operating Loss)	5,247	80,699	72,125

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(78,109)	(3,741)	72
Change in unrealized appreciation/depreciation of:
Investments	(188,302)	–	(18,772)
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(266,411)	(3,741)	(18,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (261,164)	$ 76,958	$ 53,425

See accompanying notes.

107

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Preferred Securities	Real Estate	Short-Term Bond
Amounts in thousands	Fund	Securities Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 67,725	$ 40,983	$ –
Interest	28,070	1,660	14,393
Securities lending	381	268	298

Total Income	96,176	42,911	14,691
Expenses:
Management and investment advisory fees	9,446	12,346	1,050
Distribution fees - Class A	441	235	118
Distribution fees - Class B	N/A	224	N/A
Distribution fees - Class C	811	62	19
Distribution fees - Class J	109	711	266
Distribution fees - R-1	2	13	1
Distribution fees - R-2	2	53	1
Distribution fees - R-3	5	92	26
Distribution fees - R-4	2	15	2
Administrative service fees - R-1	2	10	1
Administrative service fees - R-2	1	35	–
Administrative service fees - R-3	3	55	15
Administrative service fees - R-4	3	20	3
Administrative service fees - R-5	1	62	3
Registration fees - Class A	26	15	18
Registration fees - Class B	N/A	14	N/A
Registration fees - Class C	18	16	17
Registration fees - Class J	17	18	18
Service fees - R-1	2	9	1
Service fees - R-2	2	44	–
Service fees - R-3	3	62	17
Service fees - R-4	3	23	3
Service fees - R-5	1	85	4
Shareholder reports - Class A	29	18	19
Shareholder reports - Class C	10	4	1
Shareholder reports - Class J	5	32	10
Transfer agent fees - Class A	194	259	135
Transfer agent fees - Class B	N/A	78	N/A
Transfer agent fees - Class C	110	24	8
Transfer agent fees - Class J	53	228	83
Custodian fees	10	4	6
Directors' expenses	13	22	8
Professional fees	14	15	17
Other expenses	8	22	13

Total Gross Expenses	11,346	14,925	1,883
Less: Reimbursement from Manager - Class A	228	112	–
Less: Reimbursement from Manager - Class B	–	35	N/A
Less: Reimbursement from Manager - Class C	129	35	21
Less: Reimbursement from Underwriter - Class J	12	78	29

Total Net Expenses	10,977	14,665	1,833

Net Investment Income (Operating Loss)	85,199	28,246	12,858

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(135,447)	(217,246)	(3,875)
Futures contracts	–	–	856
Swap agreements	–	–	(190)
Change in unrealized appreciation/depreciation of:
Investments	(402,700)	(445,865)	(31,608)
Futures contracts	–	–	(5)
Options and swaptions	–	–	3
Swap agreements	–	–	21
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(538,147)	(663,111)	(34,798)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (452,948)	$ (634,865)	$ (21,940)

See accompanying notes.

108

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Short-Term Income	SmallCap Blend	SmallCap Growth
Amounts in thousands	Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 3,306	$ 1,572
Interest	21,013	166	207
Securities lending	298	304	393

Total Income	21,311	3,776	2,172
Expenses:
Management and investment advisory fees	2,185	2,097	2,441
Distribution fees - Class A	97	237	165
Distribution fees - Class B	N/A	160	53
Distribution fees - Class C	49	12	18
Distribution fees - Class J	N/A	186	156
Distribution fees - R-1	N/A	1	1
Distribution fees - R-2	N/A	6	2
Distribution fees - R-3	N/A	4	7
Distribution fees - R-4	N/A	2	1
Administrative service fees - R-1	N/A	1	1
Administrative service fees - R-2	N/A	4	1
Administrative service fees - R-3	N/A	2	4
Administrative service fees - R-4	N/A	3	1
Administrative service fees - R-5	N/A	2	3
Registration fees - Class A	16	17	16
Registration fees - Class B	N/A	13	16
Registration fees - Class C	16	16	15
Registration fees - Class J	N/A	17	17
Service fees - R-1	N/A	1	1
Service fees - R-2	N/A	5	2
Service fees - R-3	N/A	3	4
Service fees - R-4	N/A	3	1
Service fees - R-5	N/A	3	4
Shareholder reports - Class A	19	49	106
Shareholder reports - Class B	N/A	10	13
Shareholder reports - Class C	2	1	1
Shareholder reports - Class J	N/A	20	7
Transfer agent fees - Class A	64	352	204
Transfer agent fees - Class B	N/A	67	34
Transfer agent fees - Class C	10	9	12
Transfer agent fees - Class J	N/A	112	58
Custodian fees	4	6	6
Directors' expenses	5	9	6
Professional fees	15	17	32
Other expenses	3	8	6

Total Gross Expenses	2,485	3,455	3,415
Less: Reimbursement from Manager - Class A	14	–	–
Less: Reimbursement from Manager - Class B	N/A	–	20
Less: Reimbursement from Manager - Class C	18	20	21
Less: Reimbursement from Manager - Institutional	–	–	9
Less: Reimbursement from Underwriter - Class J	N/A	–	17

Total Net Expenses	2,453	3,435	3,348

Net Investment Income (Operating Loss)	18,858	341	(1,176)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(1,526)	(18,217)	(23,222)
Futures contracts	(853)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(11,860)	(102,871)	(146,332)
Futures contracts	(206)	(126)	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(14,445)	(121,214)	(169,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,413	$ (120,873)	$ (170,730)

See accompanying notes.

109

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	SmallCap Growth	SmallCap Value	Tax-Exempt Bond
Amounts in thousands	Fund II	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ 1,324	$ 7,507	$ –
Interest	120	540	16,520
Securities lending	819	337	–

Total Income	2,263	8,384	16,520
Expenses:
Management and investment advisory fees	5,478	3,771	1,415
Distribution fees - Class A	38	47	657
Distribution fees - Class B	59	35	167
Distribution fees - Class C	5	42	33
Distribution fees - Class J	102	262	N/A
Distribution fees - R-1	6	5	N/A
Distribution fees - R-2	33	21	N/A
Distribution fees - R-3	34	29	N/A
Distribution fees - R-4	8	8	N/A
Administrative service fees - R-1	5	4	N/A
Administrative service fees - R-2	22	14	N/A
Administrative service fees - R-3	20	18	N/A
Administrative service fees - R-4	10	10	N/A
Administrative service fees - R-5	35	35	N/A
Registration fees - Class A	17	16	27
Registration fees - Class B	14	14	16
Registration fees - Class C	16	15	17
Registration fees - Class J	16	17	N/A
Service fees - R-1	4	3	N/A
Service fees - R-2	27	17	N/A
Service fees - R-3	23	20	N/A
Service fees - R-4	12	12	N/A
Service fees - R-5	47	48	N/A
Shareholder reports - Class A	12	13	32
Shareholder reports - Class B	4	5	4
Shareholder reports - Class C	1	3	–
Shareholder reports - Class J	8	10	N/A
Transfer agent fees - Class A	85	71	118
Transfer agent fees - Class B	34	24	15
Transfer agent fees - Class C	7	18	8
Transfer agent fees - Class J	71	92	N/A
Custodian fees	10	6	4
Directors' expenses	14	8	11
Interest expense and fees	–	–	668
Professional fees	17	15	15
Other expenses	17	8	8

Total Gross Expenses	6,311	4,736	3,215
Less: Custodian credits	–	–	5
Less: Reimbursement from Manager - Class A	8	36	183
Less: Reimbursement from Manager - Class B	12	23	96
Less: Reimbursement from Manager - Class C	19	24	20
Less: Reimbursement from Manager - Institutional	–	9	N/A
Less: Reimbursement from Manager - R-5	–	1	N/A
Less: Reimbursement from Underwriter - Class J	11	29	N/A

Total Net Expenses	6,261	4,614	2,911

Net Investment Income (Operating Loss)	(3,998)	3,770	13,609

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(31,848)	(64,073)	(4,107)
Futures contracts	(4,639)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(240,925)	(110,626)	(39,253)
Futures contracts	479	–	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(276,933)	(174,699)	(43,360)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (280,931)	$ (170,929)	$ (29,751)

See accompanying notes.

110

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

	Ultra Short Bond	West Coast Equity
Amounts in thousands	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$ –	$ 19,468
Interest	9,721	604
Securities lending	10	1,014

Total Income	9,731	21,086
Expenses:
Management and investment advisory fees	753	7,221
Distribution fees - Class A	15	1,627
Distribution fees - Class B	N/A	1,424
Distribution fees - Class C	18	180
Distribution fees - Class J	128	N/A
Distribution fees - R-2	22	N/A
Distribution fees - R-3	7	N/A
Administrative service fees - R-2	15	N/A
Administrative service fees - R-3	4	N/A
Administrative service fees - R-5	1	N/A
Registration fees - Class A	10	31
Registration fees - Class B	N/A	19
Registration fees - Class C	15	16
Registration fees - Class J	17	N/A
Service fees - R-2	18	N/A
Service fees - R-3	5	N/A
Service fees - R-5	2	N/A
Shareholder reports - Class A	3	354
Shareholder reports - Class B	N/A	161
Shareholder reports - Class C	–	12
Shareholder reports - Class J	5	N/A
Transfer agent fees - Class A	16	695
Transfer agent fees - Class B	N/A	346
Transfer agent fees - Class C	8	44
Transfer agent fees - Class J	47	N/A
Custodian fees	4	16
Directors' expenses	5	24
Professional fees	14	15
Other expenses	2	19

Total Gross Expenses	1,134	12,204
Less: Reimbursement from Manager - Class A	6	–
Less: Reimbursement from Manager - Class B	N/A	6
Less: Reimbursement from Manager - Class C	21	8
Less: Reimbursement from Underwriter - Class J	14	N/A

Total Net Expenses	1,093	12,190

Net Investment Income (Operating Loss)	8,638	8,896

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(2,342)	43,403
Futures contracts	(410)	–
Swap agreements	(51)	–
Change in unrealized appreciation/depreciation of:
Investments	(36,473)	(583,144)
Futures contracts	(171)	–
Options and swaptions	1	–
Net Realized and Unrealized Gain (Loss) on Investments

and Foreign Currencies	(39,446)	(539,741)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (30,808)	$ (530,845)

See accompanying notes.

111

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Bond & Mortgage Securities Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 145,985		$ 120,039
Net realized gain (loss) from investment transactions and foreign currency transactions								(55,741)		(6,432)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(517,385)		(34,336)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(427,141)		79,271

Dividends and Distributions to Shareholders
From net investment income								(140,512)		(120,154)

				Total Dividends and Distributions				(140,512)		(120,154)

Capital Share Transactions
Net increase (decrease) in capital share transactions								514,951		517,572
Redemption fees - Class A								–		3
Redemption fees - Class J								4		3

				Total increase (decrease) in net assets				(52,698)		476,695

Net Assets
Beginning of period							2,517,121			2,040,426

End of period (including undistributed net investment income as set forth below)							$ 2,464,423		$ 2,517,121

Undistributed (overdistributed) net investment income (operating loss)							$ 5,426		$ 1,140

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 10,893 $	2,505 $	1,087	$ 28,403	$ 685,046	$ 3,311	$ 6,382	$ 15,045	$ 11,813	$ 29,061
Reinvested	6,557	817	104	10,496	110,568	321	1,631	2,880	1,413	4,990
Redeemed	(35,444)	(7,234)	(831)	(59,208)	(209,422)	(2,251)	(10,718)	(19,819)	(13,443)	(60,002)

Net Increase (Decrease)	$ (17,994) $	(3,912) $	360	$ (20,309) $	586,192	$ 1,381	$ (2,705) $	(1,894) $	(217) $	(25,951)

Shares:
Sold	1,094	245	110	2,830	67,683	338	639	1,501	1,159	2,920
Reinvested	663	82	10	1,057	11,261	32	166	293	142	506
Redeemed	(3,617)	(740)	(87)	(6,008)	(21,750)	(229)	(1,112)	(2,054)	(1,368)	(6,175)

Net Increase (Decrease)	(1,860)	(413)	33	(2,121)	57,194	141	(307)	(260)	(67)	(2,749)

Year Ended October 31, 2007
Dollars:
Sold	$ 25,305 $	2,904 $	2,632	$ 54,124	$ 746,962	$ 3,722	$ 8,738	$ 21,858	$ 16,484	$ 44,187
Reinvested	7,607	1,006	47	11,596	87,642	262	1,896	2,885	1,199	5,338
Redeemed	(36,255)	(6,279)	(213)	(47,453)	(372,923)	(1,288)	(14,684)	(11,526)	(6,468)	(31,733)

Net Increase (Decrease)	$ (3,343) $	(2,369) $	2,466	$ 18,267	$ 461,681	$ 2,696	$ (4,050) $	13,217	$ 11,215	$ 17,792

Shares:
Sold	2,380	274	249	5,076	70,352	353	830	2,060	1,536	4,176
Reinvested	719	95	4	1,092	8,294	25	180	274	113	507
Redeemed	(3,419)	(592)	(20)	(4,462)	(35,296)	(122)	(1,390)	(1,089)	(604)	(3,008)

Net Increase (Decrease)	(320)	(223)	233	1,706	43,350	256	(380)	1,245	1,045	1,675

Distributions:
Year Ended October 31, 2008
From net investment income $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(7,081) $	(843) $	(108) $	(10,600) $ (110,640) $		(321) $	(1,631) $	(2,880) $	(1,413) $	(4,995)

Year Ended October 31, 2007
From net investment income $	(8,215) $	(1,029) $	(47) $	(11,635) $	(87,645) $	(262) $	(1,896) $	(2,885) $	(1,199) $	(5,341)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(8,215) $	(1,029) $	(47) $	(11,635) $	(87,645) $	(262) $	(1,896) $	(2,885) $	(1,199) $	(5,341)

See accompanying notes.

112

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				California Municipal Fund

				Year Ended	Year Ended
				October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)				$ 17,031	$ 15,738
Net realized gain (loss) from investment transactions and foreign currency transactions				(10,821)	(1,712)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies				(62,852)	(16,143)

		Net Increase (Decrease) in Net Assets Resulting from Operations		(56,642)	(2,117)

Dividends and Distributions to Shareholders
From net investment income				(16,686)	(15,564)
From net realized gain on investments				–	(2,473)
From tax return of capital				–	(80)

			Total Dividends and Distributions	(16,686)	(18,117)

Capital Share Transactions
Net increase (decrease) in capital share transactions				29,811	(18,663)
Redemption fees - Class A				4	11
Redemption fees - Class B				3	–

			Total increase (decrease) in net assets	(43,510)	(38,886)

Net Assets
Beginning of period				362,815	401,701

End of period (including undistributed net investment income as set forth below)				$ 319,305	$ 362,815

Undistributed (overdistributed) net investment income (operating loss)				$ 614	$ 332

	Class A	Class B	Class C

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 50,595 $	2,081 $	4,021
Issued in acquisitions	47,939	27,057	4,750
Reinvested	7,980	2,098	226
Redeemed	(73,381)	(39,193)	(4,362)

Net Increase (Decrease)	$ 33,133 $	(7,957) $	4,635

Shares:
Sold	4,939	206	391
Issued in acquisitions	4,621	2,609	458
Reinvested	796	209	23
Redeemed	(7,348)	(3,893)	(438)

Net Increase (Decrease)	3,008	(869)	434

Year Ended October 31, 2007
Dollars:
Sold	$ 71,906 $	2,263 $	1,958
Reinvested	8,120	3,078	124
Redeemed	(57,056)	(47,942)	(1,114)

Net Increase (Decrease)	$ 22,970 $	(42,601) $	968

Shares:
Sold	6,503	206	177
Reinvested	734	277	11
Redeemed	(5,181)	(4,354)	(101)

Net Increase (Decrease)	2,056	(3,871)	87

Distributions:
Year Ended October 31, 2008
From net investment income $	(13,240) $	(3,132) $	(314)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(13,240) $	(3,132) $	(314)

Year Ended October 31, 2007
From net investment income $	(11,541) $	(3,855) $	(168)
From net realized gain on
investments	(1,646)	(798)	(29)
From tax return of capital	(59)	(20)	(1)

Total Dividends and Distributions $	(13,246) $	(4,673) $	(198)

See accompanying notes.

113

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Disciplined LargeCap Blend Fund

								Year Ended	Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 41,838		$ 30,094
Net realized gain (loss) from investment transactions and foreign currency transactions								(340,418)		416,449
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,007,586)		(63,496)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,306,166)		383,047

Dividends and Distributions to Shareholders
From net investment income								(37,989)		(11,432)
From net realized gain on investments								(415,096)		(23,879)

				Total Dividends and Distributions				(453,085)		(35,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(153,945)		2,489,807
Redemption fees - Class A								–		1

				Total increase (decrease) in net assets				(1,913,196)		2,837,544

Net Assets
Beginning of period								3,936,149		1,098,605

End of period (including undistributed net investment income as set forth below)							$ 2,022,953		$ 3,936,149

Undistributed (overdistributed) net investment income (operating loss)							$ 31,050		$ 27,219

	Class A	Class B		Class C Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 21,618 $	1,836	$ 468	$ 504,487	$ 796 $	521 $	1,528 $	691 $	495
Reinvested	76,568	6,300	252	364,838	177	297	1,176	618	236
Redeemed	(313,091)	(19,721)	(500)	(799,502)	(452)	(508)	(1,689)	(1,095)	(289)

Net Increase (Decrease)	$ (214,905) $	(11,585) $	220	$ 69,823	$ 521 $	310 $	1,015 $	214 $	442

Shares:
Sold	1,570	136	35	36,389	60	38	126	51	36
Reinvested	4,924	411	16	23,480	12	19	76	40	15
Redeemed	(23,147)	(1,475)	(36)	(59,567)	(37)	(37)	(123)	(86)	(22)

Net Increase (Decrease)	(16,653)	(928)	15	302	35	20	79	5	29

Year Ended October 31, 2007
Dollars:
Sold	$ 35,790 $	2,637	$ 856	$ 583,274	$ 276 $	972 $	5,588 $	773 $	732
Issued in acquisitions	580,594	63,177	2,266	1,705,094	–	–	–	–	–
Reinvested	2,719	297	–	31,787	33	56	177	160	50
Redeemed	(88,592)	(23,395)	(854)	(409,956)	(249)	(576)	(1,947)	(1,348)	(584)

Net Increase (Decrease)	$ 530,511 $	42,716	$ 2,268	$ 1,910,199	$ 60 $	452 $	3,818 $	(415) $	198

Shares:
Sold	2,128	159	51	34,314	17	59	341	47	43
Issued in acquisitions	35,725	3,905	139	105,189	–	–	–	–	–
Reinvested	169	19	–	1,973	2	4	11	10	3
Redeemed	(5,275)	(1,399)	(50)	(24,941)	(15)	(35)	(117)	(82)	(35)

Net Increase (Decrease)	32,747	2,684	140	116,535	4	28	235	(25)	11

Distributions:
Year Ended October 31, 2008
From net investment income $	(5,697) $	–	$ –	$ (32,157) $	(5) $	(11) $	(60) $	(41) $	(18)
From net realized gain on
investments	(73,221)	(6,561)	(264)	(332,681)	(172)	(286)	(1,116)	(577)	(218)

Total Dividends and Distributions $	(78,918) $	(6,561) $		(264) $ (364,838) $	(177) $	(297) $	(1,176) $	(618) $	(236)

Year Ended October 31, 2007
From net investment income $	(545) $	–	$ –	$ (10,784) $	(3) $	(9) $	(36) $	(41) $	(14)
From net realized gain on
investments	(2,203)	(300)	–	(21,003)	(30)	(47)	(141)	(119)	(36)

Total Dividends and Distributions $	(2,748) $	(300) $	–	$ (31,787) $	(33) $	(56) $	(177) $	(160) $	(50)

See accompanying notes.

114

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Diversified International Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 32,727		$ 22,779
Net realized gain (loss) from investment transactions and foreign currency transactions								(236,243)		308,524
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,092,644)		258,761

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,296,160)		590,064

Dividends and Distributions to Shareholders
From net investment income								(23,601)		(7,963)
From net realized gain on investments								(301,880)		(71,320)

					Total Dividends and Distributions			(325,481)		(79,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions								243,691		1,314,905
Redemption fees - Class A								6		15
Redemption fees - Class C								1		–
Redemption fees - Class J								3		1

					Total increase (decrease) in net assets			(1,377,940)		1,825,702

Net Assets
Beginning of period								2,619,427		793,725

End of period (including undistributed net investment income as set forth below)							$ 1,241,487		$ 2,619,427

Undistributed (overdistributed) net investment income (operating loss)							$ 29,054		$ 19,923

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 73,466	$ 8,088	$ 9,716	$ 52,103	$ 165,291	$ 4,002	$ 8,077	$ 35,557	$ 36,976	$ 40,768
Reinvested	80,975	7,992	2,336	37,489	148,624	1,360	4,629	13,394	5,208	17,890
Redeemed	(209,371)	(21,046)	(8,228)	(59,241)	(122,214)	(2,258)	(8,100)	(19,977)	(8,928)	(50,887)

Net Increase (Decrease)	$ (54,930) $	(4,966) $	3,824	$ 30,351	$ 191,701	$ 3,104	$ 4,606	$ 28,974	$ 33,256	$ 7,771

Shares:
Sold	5,712	619	743	4,142	13,558	329	622	2,694	2,895	3,156
Reinvested	5,862	584	171	2,744	10,745	99	340	975	373	1,295
Redeemed	(17,267)	(1,799)	(708)	(5,092)	(9,393)	(193)	(730)	(1,723)	(767)	(4,224)

Net Increase (Decrease)	(5,693)	(596)	206	1,794	14,910	235	232	1,946	2,501	227

Year Ended October 31, 2007
Dollars:
Sold	$ 132,142	$ 13,884	$ 15,063	$ 86,419	$ 2,831	$ 6,079	$ 12,063	$ 42,142	$ 21,466	$ 80,654
Issued in acquisitions	127,394	12,523	6,538	–	1,106,021	–	–	–	–	–
Reinvested	35,608	4,308	–	19,408	4,687	400	2,332	4,571	1,687	5,568
Redeemed	(88,894)	(17,440)	(2,189)	(43,271)	(233,331)	(1,191)	(5,280)	(7,869)	(4,327)	(25,091)

Net Increase (Decrease)	$ 206,250	$ 13,275	$ 19,412	$ 62,556	$ 880,208	$ 5,288	$ 9,115	$ 38,844	$ 18,826	$ 61,131

Shares:
Sold	8,812	923	993	5,858	195	410	812	2,864	1,438	5,357
Issued in acquisitions	9,310	915	478	–	81,049	–	–	–	–	–
Reinvested	2,588	315	–	1,425	340	29	172	334	121	404
Redeemed	(5,948)	(1,176)	(144)	(2,933)	(16,138)	(82)	(359)	(545)	(282)	(1,684)

Net Increase (Decrease)	14,762	977	1,327	4,350	65,446	357	625	2,653	1,277	4,077

Distributions:
Year Ended October 31, 2008
From net investment income $	(5,462) $	–	$ –	$ (1,728) $	(13,865) $	(33) $	(162) $	(659) $	(361) $	(1,331)
From net realized gain on
investments	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(1,327)	(4,468)	(12,735)	(4,847)	(16,559)

Total Dividends and Distributions $	(85,469) $	(8,583) $	(2,825) $		(37,493) $ (148,629) $	(1,360) $	(4,630) $	(13,394) $	(5,208) $	(17,890)

Year Ended October 31, 2007
From net investment income $	(3,794) $	(106) $	–	$ (1,675) $	(717) $	(28) $	(186) $	(514) $	(201) $	(742)
From net realized gain on
investments	(32,495)	(4,233)	–	(17,735)	(3,970)	(372)	(2,146)	(4,057)	(1,486)	(4,826)

Total Dividends and Distributions $	(36,289) $	(4,339) $	–	$ (19,410) $	(4,687) $	(400) $	(2,332) $	(4,571) $	(1,687) $	(5,568)

See accompanying notes.

115

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Equity Income Fund(a)

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 74,798	$ 70,943
Net realized gain (loss) from investment transactions and foreign currency transactions					(280,808)	367,678
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(1,161,488)	106,018

		Net Increase (Decrease) in Net Assets Resulting from Operations			(1,367,498)	544,639

Dividends and Distributions to Shareholders
From net investment income					(73,144)	(63,348)
From net realized gain on investments					(384,022)	(203,872)

				Total Dividends and Distributions	(457,166)	(267,220)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(621,450)	541,851
Redemption fees - Class A					9	16
Redemption fees - Class B					2	–

				Total increase (decrease) in net assets	(2,446,103)	819,286

Net Assets
Beginning of period					4,602,663	3,783,377

End of period (including undistributed net investment income as set forth below)					$ 2,156,560	$ 4,602,663

Undistributed (overdistributed) net investment income (operating loss)					$ 12,493	$ 9,636

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 171,645	$ 18,192	$ 21,663	$ 57,124
Reinvested	161,379	30,708	22,432	204,971
Redeemed	(819,926)	(108,781)	(91,480)	(289,377)

Net Increase (Decrease)	$ (486,902) $	(59,881) $	(47,385) $	(27,282)

Shares:
Sold	8,981	958	1,126	3,283
Reinvested	7,746	1,482	1,093	9,947
Redeemed	(44,704)	(6,031)	(5,085)	(15,986)

Net Increase (Decrease)	(27,977)	(3,591)	(2,866)	(2,756)

Year Ended October 31, 2007
Dollars:
Sold	$ 472,412	$ 74,832	$ 70,231	$ 269,364
Issued in acquisitions	109,905	14,395	–	–
Reinvested	90,948	15,980	12,541	122,975
Redeemed	(405,559)	(67,459)	(52,067)	(186,647)

Net Increase (Decrease)	$ 267,706	$ 37,748	$ 30,705	$ 205,692

Shares:
Sold	20,692	3,306	3,131	12,082
Issued in acquisitions	4,930	651	–	–
Reinvested	4,104	731	578	5,542
Redeemed	(17,695)	(2,965)	(2,311)	(8,157)

Net Increase (Decrease)	12,031	1,723	1,398	9,467

Distributions:
Year Ended October 31, 2008
From net investment income $ (26,157) $		(3,717) $	(3,095) $	(40,175)
From net realized gain on
investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and Distributions $ (186,277) $		(37,029) $	(28,888) $ (204,972)

Year Ended October 31, 2007
From net investment income $ (25,542) $		(2,320) $	(2,001) $	(33,485)
From net realized gain on
investments	(82,357)	(18,130)	(13,895)	(89,490)

Total Dividends and Distributions $ (107,899) $		(20,450) $	(15,896) $ (122,975)

(a) Effective June 13, 2008, Equity Income Fund I changed its name to Equity Income Fund.
See accompanying notes.

116

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Global Real Estate Securities Fund

				Year Ended	Period Ended
				October 31, 2008	October 31, 2007(a)

Operations
Net investment income (operating loss)				$ 130	$ 5
Net realized gain (loss) from investment transactions and foreign currency transactions				(1,703)	(11)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies				(2,478)	59

		Net Increase (Decrease) in Net Assets Resulting from Operations		(4,051)	53

Dividends and Distributions to Shareholders
From net investment income				(138)	–

			Total Dividends and Distributions	(138)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions				3,130	5,648

			Total increase (decrease) in net assets	(1,059)	5,701

Net Assets
Beginning of period				5,701	–

End of period (including undistributed net investment income as set forth below)				$ 4,642	$ 5,701

Undistributed (overdistributed) net investment income (operating loss)				$ (14)	$ 5

		Class A Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 3,272 $	379 $	–
Reinvested	49	3	–
Redeemed	(480)	(93)	–

Net Increase (Decrease)	$ 2,841 $	289 $	–

Shares:
Sold	386	45	–
Reinvested	6	1	–
Redeemed	(67)	(13)	–

Net Increase (Decrease)	325	33	–

Periods Ended October 31, 2007
Dollars:
Sold	$ 2,117 $	1,536 $	2,000
Redeemed	(5)	–	–

Net Increase (Decrease)	$ 2,112 $	1,536 $	2,000

Shares:
Sold	213	154	200
Redeemed	(1)	–	–

Net Increase (Decrease)	212	154	200

Distributions:
Year Ended October 31, 2008
From net investment income $	(79) $	(23) $	(36)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(79) $	(23) $	(36)

(a) Period from October 1, 2007, date operations commenced, through October 31, 2007

See accompanying notes.

117

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

								Government & High Quality Bond
Amounts in thousands									Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 16,341		$ 16,105
Net realized gain (loss) from investment transactions and foreign currency transactions									4,831		(2,385)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(33,427)			(3)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(12,255)			13,717

Dividends and Distributions to Shareholders
From net investment income								(15,489)			(16,284)

					Total Dividends and Distributions			(15,489)			(16,284)

Capital Share Transactions
Net increase (decrease) in capital share transactions									16,681		(13,861)
Redemption fees - Class A									5		4
Redemption fees - Class B									3		1
Redemption fees - Class C									3		–
Redemption fees - Class J									11		1

				Total increase (decrease) in net assets				(11,041)			(16,422)

Net Assets
Beginning of period								371,432			387,854

End of period (including undistributed net investment income as set forth below)								$ 360,391		$ 371,432

Undistributed (overdistributed) net investment income (operating loss)								$ 844		$ 12

	Class A	Class B Class C		Class J Institutional R-1			R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 37,842 $	13,208 $	8,076 $	33,340 $	4,593	$ 990 $	4,696 $	7,950 $	3,187 $	9,050
Reinvested	7,143	1,061	89	4,188	78	42	413	567	167	728
Redeemed	(54,953)	(12,790)	(1,599)	(29,751)	(476)	(506)	(2,926)	(6,516)	(1,026)	(10,184)

Net Increase (Decrease)	$ (9,968) $	1,479 $	6,566 $	7,777 $	4,195	$ 526 $	2,183 $	2,001 $	2,328 $	(406)

Shares:
Sold	3,814	1,334	824	3,357	462	101	476	803	325	909
Reinvested	723	107	9	423	8	4	42	58	17	74
Redeemed	(5,547)	(1,297)	(164)	(3,007)	(49)	(52)	(297)	(669)	(106)	(1,033)

Net Increase (Decrease)	(1,010)	144	669	773	421	53	221	192	236	(50)

Year Ended October 31, 2007
Dollars:
Sold	$ 19,995 $	3,406 $	1,651 $	14,149 $	6	$ 451 $	2,638 $	5,283 $	1,781 $	4,774
Reinvested	8,120	1,232	20	4,300	–	28	393	433	124	670
Redeemed	(44,120)	(8,730)	(163)	(21,165)	–	(275)	(2,126)	(2,656)	(1,171)	(2,909)

Net Increase (Decrease)	$ (16,005) $	(4,092) $	1,508 $	(2,716) $	6	$ 204 $	905 $	3,060 $	734 $	2,535

Shares:
Sold	1,980	338	164	1,399	1	45	263	527	177	475
Reinvested	807	122	2	426	–	3	39	43	12	67
Redeemed	(4,374)	(866)	(16)	(2,095)	–	(28)	(213)	(265)	(116)	(290)

Net Increase (Decrease)	(1,587)	(406)	150	(270)	1	20	89	305	73	252

Distributions:
Year Ended October 31, 2008
From net investment
income	$ (8,010) $	(1,137) $	(106) $	(4,234) $	(78) $	(42) $	(413) $	(567) $	(168) $	(734)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (8,010) $	(1,137) $	(106) $	(4,234) $	(78) $	(42) $	(413) $	(567) $	(168) $	(734)

Year Ended October 31, 2007
From net investment
income	$ (9,012) $	(1,289) $	(21) $	(4,313) $	–	$ (29) $	(393) $	(433) $	(124) $	(670)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (9,012) $	(1,289) $	(21) $	(4,313) $	–	$ (29) $	(393) $	(433) $	(124) $	(670)

See accompanying notes.

118

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					High Yield Fund(a)

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 120,219	$ 102,443
Net realized gain (loss) from investment transactions and foreign currency transactions					(3,794)	53,481
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(532,579)	(25,138)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(416,154)	130,786

Dividends and Distributions to Shareholders
From net investment income					(120,215)	(114,073)
From net realized gain on investments					(44,394)	(24,846)

				Total Dividends and Distributions	(164,609)	(138,919)

Capital Share Transactions
Net increase (decrease) in capital share transactions					248,526	566,609
Redemption fees - Class A					380	33
Redemption fees - Class B					1	–
Redemption fees - Class C					2	–

				Total increase (decrease) in net assets	(331,854)	558,509

Net Assets
Beginning of period					1,712,143	1,153,634

End of period (including undistributed net investment income as set forth below)					$ 1,380,289	$ 1,712,143

Undistributed (overdistributed) net investment income (operating loss)					$ (1,354)	$ (2,342)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 823,315	$ 12,573 $	71,833	$ 128,193
Reinvested	58,569	3,879	7,343	62,220
Redeemed	(611,782)	(25,693)	(46,739)	(235,185)

Net Increase (Decrease)	$ 270,102	$ (9,241) $	32,437	$ (44,772)

Shares:
Sold	104,590	1,581	9,065	17,128
Reinvested	7,425	480	918	7,821
Redeemed	(78,410)	(3,350)	(6,135)	(29,520)

Net Increase (Decrease)	33,605	(1,289)	3,848	(4,571)

Year Ended October 31, 2007
Dollars:
Sold	$ 690,143	$ 17,298 $	82,738	$ 224,824
Reinvested	34,648	3,803	4,979	64,518
Redeemed	(336,496)	(21,663)	(24,459)	(173,724)

Net Increase (Decrease)	$ 388,295	$ (562) $	63,258	$ 115,618

Shares:
Sold	78,984	1,950	9,379	25,541
Reinvested	3,964	433	567	7,396
Redeemed	(38,577)	(2,463)	(2,799)	(20,026)

Net Increase (Decrease)	44,371	(80)	7,147	12,911

Distributions:
Year Ended October 31, 2008
From net investment income $	(61,325) $	(4,759) $	(9,252) $	(44,879)
From net realized gain on
investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and Distributions $	(81,836) $	(7,008) $	(13,087) $	(62,678)

Year Ended October 31, 2007
From net investment income $	(45,704) $	(5,777) $	(7,969) $	(54,623)
From net realized gain on
investments	(9,395)	(1,761)	(1,805)	(11,885)

Total Dividends and Distributions $	(55,099) $	(7,538) $	(9,774) $	(66,508)

(a) Effective June 13, 2008, High Yield Fund II changed its name to High Yield Fund.

See accompanying notes.

119

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Income Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 64,824	$ 64,824
Net realized gain (loss) from investment transactions and foreign currency transactions					6,526	(189)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(152,183)	(8,675)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(80,833)	55,960

Dividends and Distributions to Shareholders
From net investment income					(66,976)	(69,219)

				Total Dividends and Distributions	(66,976)	(69,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(130,790)	(6,979)
Redemption fees - Class A					1	2
Redemption fees - Class B					4	1
Redemption fees - Class C					1	–

				Total increase (decrease) in net assets	(278,593)	(20,235)

Net Assets
Beginning of period					1,196,844	1,217,079

End of period (including undistributed net investment income as set forth below)					$ 918,251	$ 1,196,844

Undistributed (overdistributed) net investment income (operating loss)					$ (8,726)	$ (7,684)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 44,748 $	9,661 $	10,440	$ 100,017
Reinvested	5,919	2,276	550	54,680
Redeemed	(54,738)	(30,150)	(5,817)	(268,376)

Net Increase (Decrease)	$ (4,071) $	(18,213) $	5,173	$ (113,679)

Shares:
Sold	5,018	1,085	1,179	11,161
Reinvested	674	258	63	6,210
Redeemed	(6,262)	(3,443)	(661)	(31,061)

Net Increase (Decrease)	(570)	(2,100)	581	(13,690)

Year Ended October 31, 2007
Dollars:
Sold	$ 38,536 $	5,200 $	4,741	$ 49,441
Reinvested	5,116	2,621	379	54,223
Redeemed	(39,660)	(28,686)	(3,306)	(95,584)

Net Increase (Decrease)	$ 3,992 $	(20,865) $	1,814	$ 8,080

Shares:
Sold	4,263	572	524	5,466
Reinvested	567	289	42	5,997
Redeemed	(4,390)	(3,170)	(365)	(10,549)

Net Increase (Decrease)	440	(2,309)	201	914

Distributions:
Year Ended October 31, 2008
From net investment income $	(8,249) $	(3,329) $	(704) $	(54,694)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(8,249) $	(3,329) $	(704) $	(54,694)

Year Ended October 31, 2007
From net investment income $	(7,843) $	(4,254) $	(522) $	(56,600)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(7,843) $	(4,254) $	(522) $	(56,600)

See accompanying notes.

120

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Inflation Protection Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 29,301		$ 18,338
Net realized gain (loss) from investment transactions and foreign currency transactions								1,842		(3,495)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(118,158)		(2,063)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(87,015)		12,780

Dividends and Distributions to Shareholders
From net investment income								(40,806)		(17,260)
From tax return of capital								(7,447)		–

				Total Dividends and Distributions				(48,253)		(17,260)

Capital Share Transactions
Net increase (decrease) in capital share transactions								67,549		357,744
Redemption fees - Class A								5		–
Redemption fees - Class J								2		–

				Total increase (decrease) in net assets				(67,712)		353,264

Net Assets
Beginning of period								475,571		122,307

End of period (including undistributed net investment income as set forth below)							$ 407,859		$ 475,571

Undistributed (overdistributed) net investment income (operating loss)							$ (29)		$ 1,655

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 11,040	$ 2,108	$ 12,408	$ 97,863	$ 666	$ 279	$ 833	$ 729	$ 1,117
Reinvested	606	68	825	46,263	27	60	113	28	94
Redeemed	(7,318)	(631)	(8,269)	(88,520)	(233)	(121)	(1,000)	(540)	(946)

Net Increase (Decrease)	$ 4,328	$ 1,545	$ 4,964	$ 55,606	$ 460	$ 218	$ (54) $	217	$ 265

Shares:
Sold	1,191	231	1,354	10,875	76	32	93	82	124
Reinvested	67	8	92	5,142	3	7	12	3	10
Redeemed	(838)	(74)	(956)	(9,918)	(27)	(14)	(113)	(60)	(110)

Net Increase (Decrease)	420	165	490	6,099	52	25	(8)	25	24

Year Ended October 31, 2007
Dollars:
Sold	$ 3,317	$ 888	$ 2,489	$ 364,195	$ 95	$ 210	$ 819	$ 53	$ 867
Reinvested	181	4	240	16,716	3	24	46	11	11
Redeemed	(3,051)	(60)	(2,267)	(25,954)	(51)	(144)	(348)	(179)	(371)

Net Increase (Decrease)	$ 447	$ 832	$ 462	$ 354,957	$ 47	$ 90	$ 517	$ (115) $	507

Shares:
Sold	346	93	262	38,230	10	22	86	6	92
Reinvested	19	1	25	1,771	–	3	5	1	1
Redeemed	(320)	(6)	(240)	(2,757)	(5)	(16)	(37)	(19)	(39)

Net Increase (Decrease)	45	88	47	37,244	5	9	54	(12)	54

Distributions:
Year Ended October 31, 2008
From net investment income $	(579) $	(102) $	(728) $	(39,124) $	(23) $	(51) $	(95) $	(24) $	(80)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
From tax return of capital	(106)	(19)	(133)	(7,139)	(4)	(9)	(18)	(4)	(15)

Total Dividends and Distributions $	(685) $	(121) $	(861) $	(46,263) $	(27) $	(60) $	(113) $	(28) $	(95)

Year Ended October 31, 2007
From net investment income $	(195) $	(11) $	(242) $	(16,717) $	(3) $	(24) $	(46) $	(11) $	(11)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(195) $	(11) $	(242) $	(16,717) $	(3) $	(24) $	(46) $	(11) $	(11)

See accompanying notes.

121

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Emerging Markets Fund

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 13,745	$ 10,713
Net realized gain (loss) from investment transactions and foreign currency transactions								(196,524)		221,153
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(776,973)		292,911

		Net Increase (Decrease) in Net Assets Resulting from Operations						(959,752)		524,777

Dividends and Distributions to Shareholders
From net investment income								(8,981)		(2,308)
From net realized gain on investments								(224,073)		(27,638)

					Total Dividends and Distributions			(233,054)		(29,946)

Capital Share Transactions
Net increase (decrease) in capital share transactions								400,714		668,768
Redemption fees - Class A								19		7
Redemption fees - Class J								20		4

					Total increase (decrease) in net assets			(792,053)		1,163,610

Net Assets
Beginning of period								1,496,294		332,684

End of period (including undistributed net investment income as set forth below)								$ 704,241	$ 1,496,294

Undistributed (overdistributed) net investment income (operating loss)								$ 8,091	$ 7,651

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 90,430	$ 8,906	$ 9,637	$ 61,697	$ 236,390	$ 3,365	$ 5,768	$ 14,567	$ 13,086	$ 17,319
Reinvested	32,750	4,853	1,679	47,378	124,220	1,108	2,494	5,129	2,699	7,554
Redeemed	(90,000)	(10,059)	(4,613)	(80,879)	(59,461)	(2,138)	(4,827)	(9,132)	(4,084)	(25,122)

Net Increase (Decrease)	$ 33,180	$ 3,700	$ 6,703	$ 28,196	$ 301,149	$ 2,335	$ 3,435	$ 10,564	$ 11,701	$ (249)

Shares:
Sold	3,446	311	340	2,281	9,737	121	198	528	488	607
Reinvested	1,086	164	56	1,625	4,110	37	84	172	90	251
Redeemed	(4,036)	(420)	(197)	(3,395)	(2,531)	(83)	(201)	(379)	(175)	(940)

Net Increase (Decrease)	496	55	199	511	11,316	75	81	321	403	(82)

Year Ended October 31, 2007
Dollars:
Sold	$ 103,651	$ 12,019	$ 8,707	$ 94,923	$ 492,496	$ 4,152	$ 8,788	$ 18,355	$ 11,144	$ 25,155
Reinvested	6,261	1,043	–	10,961	9,286	125	361	512	238	1,073
Redeemed	(38,056)	(4,971)	(622)	(46,682)	(35,958)	(675)	(1,877)	(3,581)	(1,173)	(6,887)

Net Increase (Decrease)	$ 71,856	$ 8,091	$ 8,085	$ 59,202	$ 465,824	$ 3,602	$ 7,272	$ 15,286	$ 10,209	$ 19,341

Shares:
Sold	3,339	396	280	3,294	18,441	137	302	620	373	847
Reinvested	249	42	–	449	368	5	14	21	9	43
Redeemed	(1,281)	(175)	(19)	(1,654)	(1,165)	(26)	(62)	(134)	(39)	(236)

Net Increase (Decrease)	2,307	263	261	2,089	17,644	116	254	507	343	654

Distributions:
Year Ended October 31, 2008
From net investment income $	(673) $	–	$ –	$ (774) $	(7,056) $	–	$ (13) $	(89) $	(85) $	(291)
From net realized gain on
investments	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(1,108)	(2,485)	(5,040)	(2,614)	(7,263)

Total Dividends and Distributions $	(34,137) $	(5,238) $	(1,758) $		(47,390) $ (125,543) $	(1,108) $	(2,498) $	(5,129) $	(2,699) $	(7,554)

Year Ended October 31, 2007
From net investment income $	(300) $	–	$ –	$ (442) $	(1,387) $	(2) $	(12) $	(33) $	(21) $	(111)
From net realized gain on
investments	(6,036)	(1,054)	–	(10,519)	(7,899)	(123)	(349)	(479)	(217)	(962)

Total Dividends and Distributions $	(6,336) $	(1,054) $	–	$ (10,961) $	(9,286) $	(125) $	(361) $	(512) $	(238) $	(1,073)

See accompanying notes.

122

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								International Growth Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 30,508		$ 21,539
Net realized gain (loss) from investment transactions and foreign currency transactions								(343,514)		200,772
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,040,308)		260,398

			Net Increase (Decrease) in Net Assets Resulting from Operations					(1,353,314)		482,709

Dividends and Distributions to Shareholders
From net investment income								(18,610)		(13,222)
From net realized gain on investments								(198,877)		(126,025)

					Total Dividends and Distributions			(217,487)		(139,247)

Capital Share Transactions
Net increase (decrease) in capital share transactions								422,493		855,776
Redemption fees - Class A								1		–
Redemption fees - Class J								1		2

					Total increase (decrease) in net assets			(1,148,306)		1,199,240

Net Assets
Beginning of period								2,471,391		1,272,151

End of period (including undistributed net investment income as set forth below)							$ 1,323,085		$ 2,471,391

Undistributed (overdistributed) net investment income (operating loss)							$ 29,625		$ 18,601

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 3,765	$ 661	$ 9,746	$ 361,524	$ 998	$ 2,203	$ 6,406	$ 4,136	$ 14,369
Reinvested	106	16	7,183	200,494	280	1,480	3,252	2,160	2,469
Redeemed	(976)	(221)	(18,946)	(137,843)	(870)	(5,291)	(7,286)	(11,612)	(15,710)

Net Increase (Decrease)	$ 2,895	$ 456	$ (2,017) $	424,175	$ 408	$ (1,608) $	2,372	$ (5,316) $	1,128

Shares:
Sold	310	54	841	30,097	84	179	544	358	1,180
Reinvested	8	1	548	14,944	21	114	235	163	186
Redeemed	(89)	(20)	(1,720)	(12,979)	(83)	(500)	(651)	(979)	(1,467)

Net Increase (Decrease)	229	35	(331)	32,062	22	(207)	128	(458)	(101)

Periods Ended October 31, 2007
Dollars:
Sold	$ 364	$ 21	$ 17,901	$ 756,973	$ 737	$ 3,988	$ 9,536	$ 7,457	$ 12,666
Reinvested	–	–	6,433	124,658	231	1,380	2,776	1,826	1,937
Redeemed	(1)	–	(14,528)	(56,913)	(411)	(4,559)	(5,264)	(3,389)	(8,043)

Net Increase (Decrease)	$ 363	$ 21	$ 9,806	$ 824,718	$ 557	$ 809	$ 7,048	$ 5,894	$ 6,560

Shares:
Sold	24	1	1,331	55,449	54	300	676	558	931
Reinvested	–	–	523	9,872	19	113	215	147	155
Redeemed	–	–	(1,087)	(4,267)	(31)	(342)	(382)	(253)	(588)

Net Increase (Decrease)	24	1	767	61,054	42	71	509	452	498

Distributions:
Year Ended October 31, 2008
From net investment income $	(4) $	–	$ (180) $	(18,045) $	–	$ (19) $	(94) $	(113) $	(155)
From net realized gain on
investments	(103)	(17)	(7,013)	(182,484)	(280)	(1,461)	(3,158)	(2,047)	(2,314)

Total Dividends and Distributions $	(107) $	(17) $		(7,193) $ (200,529) $	(280) $	(1,480) $	(3,252) $	(2,160) $	(2,469)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ (157) $	(12,669) $	(1) $	(31) $	(109) $	(112) $	(143)
From net realized gain on
investments	–	–	(6,282)	(111,989)	(230)	(1,349)	(2,667)	(1,714)	(1,794)

Total Dividends and Distributions $	–	$ –	$ (6,439) $ (124,658) $		(231) $	(1,380) $	(2,776) $	(1,826) $	(1,937)

See accompanying notes.

123

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Blend Fund I(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 12,730	$ 7,347
Net realized gain (loss) from investment transactions and foreign currency transactions								(112,715)		27,971
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(281,357)		40,751

		Net Increase (Decrease) in Net Assets Resulting from Operations						(381,342)		76,069

Dividends and Distributions to Shareholders
From net investment income								(9,106)		(1,893)
From net realized gain on investments								(24,506)		–

				Total Dividends and Distributions				(33,612)		(1,893)

Capital Share Transactions
Net increase (decrease) in capital share transactions								202,949		516,670
Redemption fees - Class A								–		1

				Total increase (decrease) in net assets				(212,005)		590,847

Net Assets
Beginning of period								906,319		315,472

End of period (including undistributed net investment income as set forth below)								$ 694,314	$ 906,319

Undistributed (overdistributed) net investment income (operating loss)								$ 10,046	$ 6,461

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 8,443 $	665	$ 327	$ 5,165	$ 220,870	$ 420	$ 683	$ 988 $	545	$ 1,007
Reinvested	4,365	356	28	1,755	26,411	31	125	122	131	216
Redeemed	(20,462)	(4,192)	(347)	(9,175)	(25,327)	(255)	(1,572)	(2,381)	(1,970)	(4,023)

Net Increase (Decrease)	$ (7,654) $	(3,171) $	8	$ (2,255) $	221,954	$ 196	$ (764) $	(1,271) $	(1,294) $	(2,800)

Shares:
Sold	968	78	37	612	24,966	49	76	114	61	112
Reinvested	447	37	3	182	2,710	3	13	13	14	22
Redeemed	(2,379)	(494)	(41)	(1,085)	(3,295)	(32)	(181)	(274)	(212)	(473)

Net Increase (Decrease)	(964)	(379)	(1)	(291)	24,381	20	(92)	(147)	(137)	(339)

Year Ended October 31, 2007
Dollars:
Sold	$ 14,310 $	1,268	$ 959	$ 9,874	$ 530,391	$ 457	$ 1,161	$ 1,287 $	2,420	$ 3,444
Reinvested	97	–	–	20	1,736	–	–	6	8	23
Redeemed	(23,755)	(6,938)	(29)	(8,196)	(6,044)	(188)	(1,772)	(1,564)	(1,001)	(1,304)

Net Increase (Decrease)	$ (9,348) $	(5,670) $	930	$ 1,698	$ 526,083	$ 269	$ (611) $	(271) $	1,427	$ 2,163

Shares:
Sold	1,420	128	95	993	53,608	45	119	130	241	338
Reinvested	10	–	–	2	178	–	–	1	1	2
Redeemed	(2,357)	(696)	(3)	(819)	(608)	(19)	(179)	(156)	(99)	(128)

Net Increase (Decrease)	(927)	(568)	92	176	53,178	26	(60)	(25)	143	212

Distributions:
Year Ended October 31, 2008
From net investment income $	(681) $	–	$ –	$ (299) $	(8,002) $	(3) $	(16) $	(22) $	(29) $	(54)
From net realized gain on
investments	(3,753)	(358)	(28)	(1,456)	(18,410)	(28)	(109)	(100)	(102)	(162)

Total Dividends and Distributions $	(4,434) $	(358) $	(28) $	(1,755) $	(26,412) $	(31) $	(125) $	(122) $	(131) $	(216)

Year Ended October 31, 2007
From net investment income $	(99) $	–	$ –	$ (21) $	(1,736) $	–	$ –	$ (6) $	(8) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(99) $	–	$ –	$ (21) $	(1,736) $	–	$ –	$ (6) $	(8) $	(23)

(a) Effective June 13, 2008, Partners LargeCap Blend Fund I changed its name to LargeCap Blend Fund I.

See accompanying notes.

124

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Blend Fund II(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 9,312	$ 7,752
Net realized gain (loss) from investment transactions and foreign currency transactions								(50,606)		92,066
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(342,103)		48,019

		Net Increase (Decrease) in Net Assets Resulting from Operations						(383,397)		147,837

Dividends and Distributions to Shareholders
From net investment income								(7,658)		(8,232)
From net realized gain on investments								(92,994)		(47,079)

					Total Dividends and Distributions			(100,652)		(55,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions								34,310		62,349
Redemption fees - Class A								–		1
Redemption fees - Class B								–		1

					Total increase (decrease) in net assets			(449,739)		154,877

Net Assets
Beginning of period								1,101,268		946,391

End of period (including undistributed net investment income as set forth below)								$ 651,529	$ 1,101,268

Undistributed (overdistributed) net investment income (operating loss)								$ 7,188	$ 5,536

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,512 $	1,161 $	506	$ 19,450 $	73,240 $	1,531	$ 2,752 $	12,158 $	5,121 $	3,255
Reinvested	5,803	2,301	101	14,319	65,606	296	2,644	3,098	1,499	4,870
Redeemed	(14,225)	(5,429)	(207)	(29,707)	(101,330)	(1,041)	(10,039)	(8,352)	(4,585)	(16,998)

Net Increase (Decrease)	$ (1,910) $	(1,967) $	400	$ 4,062 $	37,516 $	786	$ (4,643) $	6,904 $	2,035 $	(8,873)

Shares:
Sold	651	118	48	1,948	7,373	154	273	1,159	511	326
Reinvested	535	214	10	1,359	6,042	27	248	288	139	451
Redeemed	(1,480)	(581)	(24)	(3,199)	(10,411)	(108)	(1,060)	(880)	(462)	(1,830)

Net Increase (Decrease)	(294)	(249)	34	108	3,004	73	(539)	567	188	(1,053)

Year Ended October 31, 2007
Dollars:
Sold	$ 14,119 $	2,366 $	1,336	$ 52,868 $	84,047 $	1,191	$ 3,464 $	8,017 $	7,538 $	19,862
Reinvested	3,158	1,276	–	6,254	37,814	121	1,646	1,860	634	2,489
Redeemed	(13,713)	(3,733)	(211)	(21,125)	(102,350)	(490)	(8,420)	(17,056)	(3,069)	(17,544)

Net Increase (Decrease)	$ 3,564 $	(91) $	1,125	$ 37,997 $	19,511 $	822	$ (3,310) $	(7,179) $	5,103 $	4,807

Shares:
Sold	1,216	204	113	4,647	7,210	100	302	685	661	1,690
Reinvested	281	115	–	573	3,366	11	149	167	57	223
Redeemed	(1,170)	(321)	(18)	(1,849)	(8,775)	(41)	(730)	(1,477)	(261)	(1,503)

Net Increase (Decrease)	327	(2)	95	3,371	1,801	70	(279)	(625)	457	410

Distributions:
Year Ended October 31, 2008
From net investment income $	(156) $	– $	–	$ (493) $	(6,418) $	–	$ (44) $	(114) $	(87) $	(346)
From net realized gain on
investments	(5,706)	(2,318)	(114)	(13,834)	(59,202)	(296)	(2,600)	(2,985)	(1,412)	(4,527)

Total Dividends and Distributions $	(5,862) $	(2,318) $	(114) $	(14,327) $	(65,620) $	(296) $	(2,644) $	(3,099) $	(1,499) $	(4,873)

Year Ended October 31, 2007
From net investment income $	(233) $	– $	–	$ (466) $	(6,841) $	(4) $	(92) $	(165) $	(78) $	(353)
From net realized gain on
investments	(2,971)	(1,284)	–	(5,791)	(30,974)	(118)	(1,554)	(1,695)	(556)	(2,136)

Total Dividends and Distributions $	(3,204) $	(1,284) $	–	$ (6,257) $	(37,815) $	(122) $	(1,646) $	(1,860) $	(634) $	(2,489)

(a) Effective June 13, 2008, Partners LargeCap Blend Fund changed its name to LargeCap Blend Fund II.
See accompanying notes.

125

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									LargeCap Growth Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 13,569		$ 9,147
Net realized gain (loss) from investment transactions and foreign currency transactions								(61,162)		330,863
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,350,438)		539,047

			Net Increase (Decrease) in Net Assets Resulting from Operations					(1,398,031)		879,057

Dividends and Distributions to Shareholders
From net investment income								(11,511)		(4,154)
From net realized gain on investments								(52,872)		(12,172)
From tax return of capital								(8,589)		–

					Total Dividends and Distributions			(72,972)		(16,326)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(846,323)		2,603,787
Redemption fees - Class A								29		3
Redemption fees - Class J								2		–

					Total increase (decrease) in net assets			(2,317,295)		3,466,521

Net Assets
Beginning of period								4,418,987		952,466

End of period (including undistributed net investment income as set forth below)								$ 2,101,692		$ 4,418,987

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ 7,266

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 143,608	$ 7,449	$ 10,349	$ 23,634	$ 417,047	$ 5,454	$ 5,426	$ 28,395	$ 24,940	$ 35,232
Reinvested	9,015	1,502	145	979	56,242	231	417	1,086	493	1,894
Redeemed	(153,339)	(43,882)	(3,524)	(14,156)	(1,353,757)	(3,497)	(4,305)	(11,327)	(7,231)	(24,843)

Net Increase (Decrease)	$ (716) $	(34,931) $	6,970	$ 10,457	$ (880,468)	$ 2,188	$ 1,538	$ 18,154	$ 18,202	$ 12,283

Shares:
Sold	16,741	886	1,200	2,889	50,133	652	629	3,207	2,812	4,000
Reinvested	941	160	15	107	5,841	24	44	109	50	195
Redeemed	(18,627)	(5,317)	(476)	(1,810)	(156,545)	(430)	(528)	(1,364)	(876)	(2,959)

Net Increase (Decrease)	(945)	(4,271)	739	1,186	(100,571)	246	145	1,952	1,986	1,236

Year Ended October 31, 2007
Dollars:
Sold	$ 68,231	$ 5,832	$ 4,673	$ 13,265	$ 299,795	$ 6,097	$ 5,813	$ 18,730	$ 8,236	$ 46,785
Issued in acquisitions	140,361	77,359	2,933	–	2,248,006	–	–	–	–	–
Reinvested	3,862	361	–	462	8,892	85	234	486	258	835
Redeemed	(67,124)	(37,267)	(607)	(6,632)	(213,026)	(1,567)	(3,592)	(7,296)	(2,729)	(17,964)

Net Increase (Decrease)	$ 145,330	$ 46,285	$ 6,999	$ 7,095	$ 2,343,667	$ 4,615	$ 2,455	$ 11,920	$ 5,765	$ 29,656

Shares:
Sold	7,950	691	525	1,587	35,618	705	703	2,138	970	5,554
Issued in acquisitions	17,249	9,627	360	–	275,930	–	–	–	–	–
Reinvested	484	46	–	60	1,113	11	30	59	32	103
Redeemed	(8,005)	(4,467)	(73)	(822)	(24,743)	(192)	(438)	(834)	(318)	(2,045)

Net Increase (Decrease)	17,678	5,897	812	825	287,918	524	295	1,363	684	3,612

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ (11,336) $	–	$ –	$ –	$ (9) $	(166)
From net realized gain on
investments	(7,987)	(1,352)	(149)	(842)	(39,147)	(199)	(359)	(934)	(416)	(1,487)
From tax return of capital	(1,297)	(220)	(24)	(137)	(6,359)	(32)	(58)	(152)	(68)	(242)

Total Dividends and Distributions $	(9,284) $	(1,572) $	(173) $	(979) $	(56,842)	$ (231) $	(417) $	(1,086) $	(493) $	(1,895)

Year Ended October 31, 2007
From net investment income $	(352) $	–	$ –	$ –	$ (3,498) $	–	$ –	$ (35) $	(51) $	(218)
From net realized gain on
investments	(3,571)	(365)	–	(462)	(6,179)	(85)	(234)	(451)	(208)	(617)

Total Dividends and Distributions $	(3,923) $	(365) $	–	$ (462) $	(9,677)	$ (85) $	(234) $	(486) $	(259) $	(835)

See accompanying notes.

126

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Growth Fund I(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ (1,098)	$ 2,584
Net realized gain (loss) from investment transactions and foreign currency transactions								(98,136)		83,419
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(710,701)		198,841

		Net Increase (Decrease) in Net Assets Resulting from Operations						(809,935)		284,844

Dividends and Distributions to Shareholders
From net investment income								(1,304)		(5,217)
From net realized gain on investments								(79,454)		(54,217)

					Total Dividends and Distributions			(80,758)		(59,434)

Capital Share Transactions
Net increase (decrease) in capital share transactions								208,705		544,115
Redemption fees - Class A								–		1
Redemption fees - Class J								2		–

					Total increase (decrease) in net assets			(681,986)		769,526

Net Assets
Beginning of period								1,876,243		1,106,717

End of period (including undistributed net investment income as set forth below)								$ 1,194,257	$ 1,876,243

Undistributed (overdistributed) net investment income (operating loss)								$ –	$ 1,183

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 5,496 $	942 $	384	$ 7,601	$ 292,170	$ 550	$ 1,359 $	3,717 $	1,781	$ 5,656
Reinvested	2,308	530	29	2,364	71,821	67	782	1,069	268	1,478
Redeemed	(9,178)	(3,613)	(328)	(9,879)	(139,972)	(327)	(5,963)	(6,440)	(1,685)	(14,282)

Net Increase (Decrease)	$ (1,374) $	(2,141) $	85	$ 86	$ 224,019	$ 290	$ (3,822) $	(1,654) $	364	$ (7,148)

Shares:
Sold	716	127	50	1,044	36,962	76	180	501	238	727
Reinvested	271	64	3	296	8,295	8	95	126	32	172
Redeemed	(1,220)	(499)	(44)	(1,433)	(19,207)	(42)	(849)	(838)	(234)	(1,885)

Net Increase (Decrease)	(233)	(308)	9	(93)	26,050	42	(574)	(211)	36	(986)

Year Ended October 31, 2007
Dollars:
Sold	$ 9,682 $	1,337 $	668	$ 14,339	$ 579,235	$ 531	$ 2,349 $	5,244 $	2,683	$ 10,367
Reinvested	2,146	604	–	1,827	51,267	42	800	1,275	170	1,273
Redeemed	(12,041)	(4,564)	(67)	(7,882)	(88,241)	(90)	(6,034)	(12,217)	(1,084)	(9,504)

Net Increase (Decrease)	$ (213) $	(2,623) $	601	$ 8,284	$ 542,261	$ 483	$ (2,885) $	(5,698) $	1,769	$ 2,136

Shares:
Sold	1,125	158	76	1,772	67,288	62	274	609	323	1,184
Reinvested	261	74	–	237	6,165	5	101	156	21	155
Redeemed	(1,394)	(539)	(7)	(968)	(10,346)	(11)	(729)	(1,448)	(127)	(1,112)

Net Increase (Decrease)	(8)	(307)	69	1,041	63,107	56	(354)	(683)	217	227

Distributions:
Year Ended October 31, 2008
From net investment income $	– $	– $	–	$ –	$ (1,304) $	–	$ – $	– $	–	$ –
From net realized gain on
investments	(2,342)	(536)	(29)	(2,365)	(70,518)	(67)	(782)	(1,069)	(268)	(1,478)

Total Dividends and Distributions $	(2,342) $	(536) $	(29) $	(2,365) $	(71,822) $	(67) $	(782) $	(1,069) $	(268) $	(1,478)

Year Ended October 31, 2007
From net investment income $	– $	– $	–	$ –	$ (5,157) $	–	$ – $	– $	(4) $	(56)
From net realized gain on
investments	(2,171)	(607)	–	(1,828)	(46,110)	(42)	(800)	(1,275)	(166)	(1,218)

Total Dividends and Distributions $	(2,171) $	(607) $	–	$ (1,828) $	(51,267) $	(42) $	(800) $	(1,275) $	(170) $	(1,274)

(a) Effective June 13, 2008, Partners LargeCap Growth Fund I changed its name to LargeCap Growth Fund I.

See accompanying notes.

127

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Growth Fund II(a)

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 2,860		$ 958
Net realized gain (loss) from investment transactions and foreign currency transactions								(119,967)		98,710
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(489,374)		43,200

			Net Increase (Decrease) in Net Assets Resulting from Operations					(606,481)		142,868

Dividends and Distributions to Shareholders
From net investment income								–		(814)
From net realized gain on investments								(99,992)		(57,319)

					Total Dividends and Distributions			(99,992)		(58,133)

Capital Share Transactions
Net increase (decrease) in capital share transactions								1,240,556		(68,603)

					Total increase (decrease) in net assets			534,083		16,132

Net Assets
Beginning of period								854,794		838,662

End of period (including undistributed net investment income as set forth below)								$ 1,388,877		$ 854,794

Undistributed (overdistributed) net investment income (operating loss)								$ 5,743		$ –

	Class A	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,062	$ 328	$ 5,758	$ 1,284,746	$ 456	$ 2,585	$ 2,472	$ 2,145	$ 19,056
Reinvested	129	48	3,014	89,749	161	1,391	1,016	2,096	2,380
Redeemed	(612)	(177)	(6,469)	(130,357)	(766)	(5,394)	(3,311)	(12,899)	(18,051)

Net Increase (Decrease)	$ 579	$ 199	$ 2,303	$ 1,244,138	$ (149) $	(1,418) $	177	$ (8,658) $	3,385

Shares:
Sold	127	40	763	153,823	57	327	304	266	2,332
Reinvested	15	5	365	9,972	18	164	119	240	270
Redeemed	(78)	(23)	(881)	(16,866)	(98)	(707)	(421)	(1,572)	(2,306)

Net Increase (Decrease)	64	22	247	146,929	(23)	(216)	2	(1,066)	296

Year Ended October 31, 2007
Dollars:
Sold	$ 705	$ 384	$ 5,661	$ 173,492	$ 1,137	$ 1,238	$ 1,648	$ 3,342	$ 8,670
Issued in acquisitions	–	–	10,790	117,492	348	1,962	1,541	18	18
Reinvested	50	–	1,216	52,155	35	1,041	691	1,483	1,462
Redeemed	(233)	(17)	(4,625)	(433,059)	(347)	(4,129)	(3,446)	(3,970)	(5,356)

Net Increase (Decrease)	$ 522	$ 367	$ 13,042	$ (89,920) $	1,173	$ 112	$ 434	$ 873	$ 4,794

Shares:
Sold	79	44	674	19,708	124	146	191	390	963
Issued in acquisitions	–	–	1,348	13,671	41	239	186	2	2
Reinvested	6	–	155	6,173	4	129	85	180	176
Redeemed	(27)	(2)	(560)	(50,179)	(40)	(481)	(408)	(449)	(601)

Net Increase (Decrease)	58	42	1,617	(10,627)	129	33	54	123	540

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(133)	(48)	(3,014)	(89,749)	(161)	(1,391)	(1,016)	(2,098)	(2,382)

Total Dividends and Distributions $	(133) $	(48) $	(3,014) $	(89,749) $	(161) $	(1,391) $	(1,016) $	(2,098) $	(2,382)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ (814) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	(50)	–	(1,216)	(51,341)	(35)	(1,041)	(691)	(1,483)	(1,462)

Total Dividends and Distributions $	(50) $	–	$ (1,216) $	(52,155) $	(35) $	(1,041) $	(691) $	(1,483) $	(1,462)

(a) Effective June 13, 2008, Partners LargeCap Growth Fund II changed its name to LargeCap Growth Fund II.

See accompanying notes.

128

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							LargeCap S&P 500 Index Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 17,104		$ 14,359
Net realized gain (loss) from investment transactions and foreign currency transactions								(27,571)		15,111
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(436,782)		106,869

		Net Increase (Decrease) in Net Assets Resulting from Operations						(447,249)		136,339

Dividends and Distributions to Shareholders
From net investment income								(15,259)		(11,410)
From net realized gain on investments								(12,577)		(3,300)

				Total Dividends and Distributions				(27,836)		(14,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions								81,507		120,373
Redemption fees - Class A								6		2
Redemption fees - Class J								5		5

				Total increase (decrease) in net assets				(393,567)		242,009

Net Assets
Beginning of period								1,183,660		941,651

End of period (including undistributed net investment income as set forth below)							$ 790,093		$ 1,183,660

Undistributed (overdistributed) net investment income (operating loss)							$ 13,357		$ 11,600

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 13,931 $	1,782	$ 45,226 $ 111,968	$ 4,973		$ 8,621 $	44,872	$ 48,757	$ 45,890
Reinvested	2,042	48	9,438	2,582	270	1,458	4,084	1,510	6,358
Redeemed	(18,940)	(806)	(72,769)	(37,261)	(5,090)	(13,327)	(40,632)	(12,247)	(71,231)

Net Increase (Decrease)	$ (2,967) $	1,024	$ (18,105) $	77,289	$ 153	$ (3,248) $	8,324	$ 38,020	$ (18,983)

Shares:
Sold	1,566	196	4,951	12,119	544	937	4,895	5,245	4,828
Reinvested	197	5	919	249	26	141	394	145	608
Redeemed	(2,121)	(89)	(8,100)	(3,962)	(645)	(1,457)	(4,441)	(1,298)	(7,687)

Net Increase (Decrease)	(358)	112	(2,230)	8,406	(75)	(379)	848	4,092	(2,251)

Year Ended October 31, 2007
Dollars:
Sold	$ 16,759 $	2,712	$ 61,322 $	65,224	$ 6,266	$ 11,291 $	55,614	$ 28,334	$ 85,447
Reinvested	1,193	–	5,200	675	84	935	2,021	700	3,881
Redeemed	(16,358)	(159)	(60,660)	(15,406)	(988)	(20,088)	(23,423)	(12,462)	(77,741)

Net Increase (Decrease)	$ 1,594 $	2,553	$ 5,862 $	50,493	$ 5,362	$ (7,862) $	34,212	$ 16,572	$ 11,587

Shares:
Sold	1,604	260	5,948	6,287	588	1,094	5,280	2,739	8,142
Reinvested	119	–	523	67	8	93	201	70	383
Redeemed	(1,567)	(15)	(5,875)	(1,470)	(95)	(1,911)	(2,246)	(1,182)	(7,528)

Net Increase (Decrease)	156	245	596	4,884	501	(724)	3,235	1,627	997

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,115) $	(18) $	(4,943) $	(1,605) $	(124) $	(712) $	(2,158) $	(855) $	(3,729)
From net realized gain on
investments	(950)	(31)	(4,503)	(986)	(146)	(746)	(1,926)	(655)	(2,634)

Total Dividends and Distributions $	(2,065) $	(49) $	(9,446) $	(2,591) $	(270) $	(1,458) $	(4,084) $	(1,510) $	(6,363)

Year Ended October 31, 2007
From net investment income $	(934) $	–	$ (3,897) $	(565) $	(60) $	(686) $	(1,572) $	(558) $	(3,138)
From net realized gain on
investments	(273)	–	(1,307)	(112)	(25)	(249)	(449)	(142)	(743)

Total Dividends and Distributions $	(1,207) $	–	$ (5,204) $	(677) $	(85) $	(935) $	(2,021) $	(700) $	(3,881)

See accompanying notes.

129

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Value Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 16,256		$ 12,798
Net realized gain (loss) from investment transactions and foreign currency transactions								(117,644)		67,120
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(228,559)		(7,982)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(329,947)		71,936

Dividends and Distributions to Shareholders
From net investment income								(13,362)		(11,030)
From net realized gain on investments								(67,190)		(34,028)

					Total Dividends and Distributions			(80,552)		(45,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions								165,262		97,809
Redemption fees - Class A								–		6
Redemption fees - Class J								2		1

					Total increase (decrease) in net assets			(245,235)		124,694

Net Assets
Beginning of period								867,568		742,874

End of period (including undistributed net investment income as set forth below)							$ 622,333		$ 867,568

Undistributed (overdistributed) net investment income (operating loss)							$ 12,939		$ 10,047

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 12,913 $	1,018 $	1,337	$ 12,805	$ 138,054	$ 574	$ 1,077 $	922	$ 1,543	$ 3,113
Reinvested	25,827	1,584	89	5,364	45,498	87	322	274	171	686
Redeemed	(39,802)	(5,440)	(711)	(13,409)	(16,085)	(595)	(1,939)	(1,088)	(1,283)	(7,644)

Net Increase (Decrease)	$ (1,062) $	(2,838) $	715	$ 4,760	$ 167,467	$ 66	$ (540) $	108	$ 431	$ (3,845)

Shares:
Sold	1,218	96	128	1,249	12,772	57	101	89	144	299
Reinvested	2,151	133	8	453	3,791	7	27	23	14	57
Redeemed	(3,784)	(522)	(70)	(1,301)	(1,692)	(57)	(176)	(104)	(119)	(676)

Net Increase (Decrease)	(415)	(293)	66	401	14,871	7	(48)	8	39	(320)

Year Ended October 31, 2007
Dollars:
Sold	$ 22,211 $	2,230 $	1,079	$ 17,382	$ 95,553	$ 565	$ 621 $	1,345	$ 992	$ 5,129
Reinvested	16,973	1,096	–	2,937	22,204	41	289	172	76	699
Redeemed	(45,433)	(6,752)	(54)	(11,798)	(19,008)	(317)	(2,380)	(1,305)	(482)	(6,256)

Net Increase (Decrease)	$ (6,249) $	(3,426) $	1,025	$ 8,521	$ 98,749	$ 289	$ (1,470) $	212	$ 586	$ (428)

Shares:
Sold	1,685	170	82	1,334	7,161	43	47	103	77	389
Reinvested	1,324	86	–	232	1,730	3	23	14	6	54
Redeemed	(3,446)	(513)	(4)	(903)	(1,476)	(24)	(183)	(98)	(38)	(464)

Net Increase (Decrease)	(437)	(257)	78	663	7,415	22	(113)	19	45	(21)

Distributions:
Year Ended October 31, 2008
From net investment income $	(3,771) $	(54) $	(8) $	(697) $	(8,609) $	(9) $	(38) $	(37) $	(26) $	(113)
From net realized gain on
investments	(22,689)	(1,543)	(81)	(4,670)	(36,890)	(78)	(284)	(237)	(145)	(573)

Total Dividends and Distributions $	(26,460) $	(1,597) $	(89) $	(5,367) $	(45,499) $	(87) $	(322) $	(274) $	(171) $	(686)

Year Ended October 31, 2007
From net investment income $	(3,891) $	(48) $	–	$ (529) $	(6,275) $	(6) $	(52) $	(35) $	(18) $	(176)
From net realized gain on
investments	(13,531)	(1,056)	–	(2,408)	(16,042)	(35)	(237)	(137)	(59)	(523)

Total Dividends and Distributions $	(17,422) $	(1,104) $	–	$ (2,937) $	(22,317) $	(41) $	(289) $	(172) $	(77) $	(699)

See accompanying notes.

130

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap Value Fund III(a)

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 51,582		$ 45,996
Net realized gain (loss) from investment transactions and foreign currency transactions								(130,835)		161,956
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(1,087,691)		(4,733)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(1,166,944)		203,219

Dividends and Distributions to Shareholders
From net investment income								(50,200)		(38,660)
From net realized gain on investments								(161,500)		(114,675)

					Total Dividends and Distributions			(211,700)		(153,335)

Capital Share Transactions
Net increase (decrease) in capital share transactions								452,616		199,426
Redemption fees - Class A								1		2
Redemption fees - Class J								2		–

					Total increase (decrease) in net assets			(926,025)		249,312

Net Assets
Beginning of period								2,790,713		2,541,401

End of period (including undistributed net investment income as set forth below)							$ 1,864,688		$ 2,790,713

Undistributed (overdistributed) net investment income (operating loss)							$ 37,209		$ 35,816

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,200	$ 750 $	679	$ 13,559	$ 746,251	$ 1,830	$ 2,753	$ 6,257	$ 12,936	$ 13,062
Reinvested	4,820	1,454	99	9,666	166,612	628	4,447	9,759	4,265	9,820
Redeemed	(16,522)	(5,086)	(470)	(26,190)	(377,618)	(2,092)	(17,791)	(34,182)	(28,890)	(54,390)

Net Increase (Decrease)	$ (5,502) $	(2,882) $	308	$ (2,965) $ 535,245		$ 366	$ (10,591) $	(18,166) $	(11,689) $	(31,508)

Shares:
Sold	513	61	53	1,087	71,831	147	235	500	1,031	1,042
Reinvested	341	103	7	693	11,789	45	318	676	303	695
Redeemed	(1,382)	(434)	(41)	(2,242)	(31,668)	(173)	(1,507)	(2,833)	(2,339)	(4,661)

Net Increase (Decrease)	(528)	(270)	19	(462)	51,952	19	(954)	(1,657)	(1,005)	(2,924)

Year Ended October 31, 2007
Dollars:
Sold	$ 13,727	$ 2,651 $	1,512	$ 41,792	$ 343,775	$ 4,721	$ 11,120	$ 61,892	$ 24,414	$ 37,728
Reinvested	3,528	1,119	–	5,999	124,170	315	3,444	5,144	2,580	6,955
Redeemed	(14,351)	(4,322)	(135)	(22,355)	(377,955)	(2,309)	(13,930)	(23,675)	(10,537)	(27,591)

Net Increase (Decrease)	$ 2,904	$ (552) $	1,377	$ 25,436	$ 89,990	$ 2,727	$ 634	$ 43,361	$ 16,457	$ 17,092

Shares:
Sold	872	168	95	2,676	21,773	301	713	3,845	1,536	2,373
Reinvested	230	73	–	397	8,086	21	228	330	169	454
Redeemed	(907)	(273)	(9)	(1,432)	(24,218)	(146)	(895)	(1,453)	(668)	(1,744)

Net Increase (Decrease)	195	(32)	86	1,641	5,641	176	46	2,722	1,037	1,083

Distributions:
Year Ended October 31, 2008
From net investment income $	(901) $	(139) $	(9) $	(1,835) $	(41,624) $	(102) $	(780) $	(1,871) $	(748) $	(2,191)
From net realized gain on
investments	(4,015)	(1,335)	(90)	(7,841)	(124,992)	(526)	(3,667)	(7,888)	(3,517)	(7,629)

Total Dividends and Distributions $	(4,916) $	(1,474) $	(99) $		(9,676) $ (166,616) $	(628) $	(4,447) $	(9,759) $	(4,265) $	(9,820)

Year Ended October 31, 2007
From net investment income $	(631) $	(65) $	–	$ (1,026) $	(33,163) $	(44) $	(552) $	(985) $	(558) $	(1,636)
From net realized gain on
investments	(2,966)	(1,063)	–	(4,975)	(91,007)	(271)	(2,892)	(4,160)	(2,022)	(5,319)

Total Dividends and Distributions $	(3,597) $	(1,128) $	–	$ (6,001) (124,170) $		(315) $	(3,444) $	(5,145) $	(2,580) $	(6,955)

(a) Effective June 13, 2008, Partners LargeCap Value Fund changed its name to LargeCap Value Fund III.

See accompanying notes.

131

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Blend Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (896)		$ (424)
Net realized gain (loss) from investment transactions and foreign currency transactions								32,307		86,633
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(341,511)		59,289

			Net Increase (Decrease) in Net Assets Resulting from Operations					(310,100)		145,498

Dividends and Distributions to Shareholders
From net investment income								–		(1,198)
From net realized gain on investments								(86,226)		(77,285)

					Total Dividends and Distributions			(86,226)		(78,483)

Capital Share Transactions
Net increase (decrease) in capital share transactions								49,743		54,601
Redemption fees - Class A								3		14
Redemption fees - Class B								–		1
Redemption fees - Class J								3		4

					Total increase (decrease) in net assets			(346,577)		121,635

Net Assets
Beginning of period								931,855		810,220

End of period (including undistributed net investment income as set forth below)								$ 585,278		$ 931,855

Undistributed (overdistributed) net investment income (operating loss)								$ 13		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 44,988	$ 4,807 $	2,706	$ 27,795	$ 42,800	$ 539	$ 1,630	$ 4,650	$ 2,966	$ 6,169
Reinvested	53,899	6,258	386	20,143	122	123	318	948	579	2,442
Redeemed	(85,634)	(17,802)	(1,233)	(42,998)	(4,071)	(425)	(1,056)	(3,256)	(2,067)	(15,983)

Net Increase (Decrease)	$ 13,253	$ (6,737) $	1,859	$ 4,940	$ 38,851	$ 237	$ 892	$ 2,342	$ 1,478	$ (7,372)

Shares:
Sold	3,438	371	211	2,148	3,223	42	124	356	220	475
Reinvested	3,831	446	28	1,470	9	9	23	68	41	174
Redeemed	(6,664)	(1,395)	(98)	(3,444)	(322)	(33)	(85)	(252)	(153)	(1,190)

Net Increase (Decrease)	605	(578)	141	174	2,910	18	62	172	108	(541)

Year Ended October 31, 2007
Dollars:
Sold	$ 50,940	$ 7,363 $	4,055	$ 54,040	$ 1,356	$ 939	$ 1,103	$ 5,120	$ 1,746	$ 8,787
Reinvested	52,029	6,323	–	15,553	–	61	252	578	500	2,175
Redeemed	(99,599)	(17,419)	(326)	(29,027)	(8)	(208)	(894)	(2,714)	(1,504)	(6,620)

Net Increase (Decrease)	$ 3,370	$ (3,733) $	3,729	$ 40,566	$ 1,348	$ 792	$ 461	$ 2,984	$ 742	$ 4,342

Shares:
Sold	3,393	489	268	3,670	86	62	74	350	116	587
Reinvested	3,693	450	–	1,129	–	4	18	41	35	154
Redeemed	(6,641)	(1,162)	(21)	(1,970)	(1)	(14)	(60)	(186)	(97)	(435)

Net Increase (Decrease)	445	(223)	247	2,829	85	52	32	205	54	306

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(54,757)	(6,357)	(401)	(20,165)	(130)	(123)	(318)	(948)	(579)	(2,448)

Total Dividends and Distributions $	(54,757) $	(6,357) $	(401) $	(20,165) $	(130) $	(123) $	(318) $	(948) $	(579) $	(2,448)

Year Ended October 31, 2007
From net investment income $	(1,117) $	– $	–	$ –	$ –	$ –	$ –	$ –	$ (10) $	(71)
From net realized gain on
investments	(51,835)	(6,401)	–	(15,563)	(1)	(61)	(252)	(578)	(490)	(2,104)

Total Dividends and Distributions $	(52,952) $	(6,401) $	–	$ (15,563) $	(1) $	(61) $	(252) $	(578) $	(500) $	(2,175)

See accompanying notes.

132

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Growth Fund I(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ (277)	$ (2)
Net realized gain (loss) from investment transactions and foreign currency transactions								(14,101)	35,378
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(117,409)	11,344

			Net Increase (Decrease) in Net Assets Resulting from Operations					(131,787)	46,720

Dividends and Distributions to Shareholders
From net realized gain on investments								(35,454)	(31,579)

					Total Dividends and Distributions			(35,454)	(31,579)

Capital Share Transactions
Net increase (decrease) in capital share transactions								12,788	59,194

					Total increase (decrease) in net assets			(154,453)	74,335

Net Assets
Beginning of period								332,141	257,806

End of period (including undistributed net investment income as set forth below)								$ 177,688	$ 332,141

Undistributed (overdistributed) net investment income (operating loss)								$ –	$ 46

	Class A		Class C Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,178	$ 162	$ 18,943	$ 966	$ 726	$ 4,500	$ 3,796	$ 4,174
Reinvested	379	38	33,113	129	405	421	377	585
Redeemed	(1,384)	(145)	(43,787)	(286)	(888)	(3,060)	(1,759)	(5,795)

Net Increase (Decrease)	$ 173	$ 55	$ 8,269	$ 809	$ 243	$ 1,861	$ 2,414	$ (1,036)

Shares:
Sold	116	16	1,683	93	69	428	361	385
Reinvested	33	4	2,835	11	36	37	33	51
Redeemed	(146)	(15)	(4,376)	(29)	(88)	(310)	(170)	(594)

Net Increase (Decrease)	3	5	142	75	17	155	224	(158)

Year Ended October 31, 2007
Dollars:
Sold	$ 3,213	$ 320	$ 44,338	$ 876	$ 2,434	$ 2,899	$ 2,733	$ 3,789
Reinvested	235	–	30,489	29	204	341	132	148
Redeemed	(1,773)	(5)	(27,031)	(79)	(836)	(2,461)	(421)	(380)

Net Increase (Decrease)	$ 1,675	$ 315	$ 47,796	$ 826	$ 1,802	$ 779	$ 2,444	$ 3,557

Shares:
Sold	259	26	3,492	70	197	230	212	288
Reinvested	20	–	2,577	3	18	29	11	12
Redeemed	(142)	(1)	(2,179)	(6)	(68)	(210)	(33)	(30)

Net Increase (Decrease)	137	25	3,890	67	147	49	190	270

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(386)	(38)	(33,113)	(129)	(405)	(421)	(377)	(585)

Total Dividends and Distributions $	(386) $	(38) $	(33,113) $	(129) $	(405) $	(421) $	(377) $	(585)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(235)	–	(30,489)	(30)	(204)	(341)	(132)	(148)

Total Dividends and Distributions $	(235) $	–	$ (30,489) $	(30) $	(204) $	(341) $	(132) $	(148)

(a) Effective June 13, 2008, Partners MidCap Growth Fund I changed its name to MidCap Growth Fund I.

See accompanying notes.

133

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Growth Fund III(a)

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (3,451)		$ (3,474)
Net realized gain (loss) from investment transactions and foreign currency transactions								(102,422)		53,603
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(299,531)		110,075

			Net Increase (Decrease) in Net Assets Resulting from Operations					(405,404)		160,204

Dividends and Distributions to Shareholders
From net realized gain on investments								(47,607)		(14,443)
From tax return of capital								(294)		–

					Total Dividends and Distributions			(47,901)		(14,443)

Capital Share Transactions
Net increase (decrease) in capital share transactions								257,856		102,385
Redemption fees - Class A								3		1

					Total increase (decrease) in net assets			(195,446)		248,147

Net Assets
Beginning of period								725,264		477,117

End of period (including undistributed net investment income as set forth below)								$ 529,818		$ 725,264

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 9,396	$ 1,402 $	1,312	$ 6,361	$ 273,307	$ 825	$ 2,785 $	14,236	$ 7,774	$ 12,491
Reinvested	2,594	818	103	2,590	35,472	70	952	2,151	1,730	1,347
Redeemed	(9,502)	(3,697)	(903)	(7,773)	(69,589)	(346)	(4,335)	(5,048)	(4,174)	(14,493)

Net Increase (Decrease)	$ 2,488	$ (1,477) $	512	$ 1,178	$ 239,190	$ 549	$ (598) $	11,339	$ 5,330	$ (655)

Shares:
Sold	935	143	128	677	27,134	85	284	1,423	751	1,212
Reinvested	236	76	9	246	3,159	7	86	189	152	117
Redeemed	(1,031)	(407)	(100)	(871)	(7,754)	(39)	(468)	(550)	(451)	(1,517)

Net Increase (Decrease)	140	(188)	37	52	22,539	53	(98)	1,062	452	(188)

Year Ended October 31, 2007
Dollars:
Sold	$ 10,453	$ 2,219 $	980	$ 7,977	$ 162,050	$ 416	$ 4,050 $	7,980	$ 9,110	$ 10,091
Reinvested	809	308	–	858	9,967	17	354	830	509	775
Redeemed	(7,614)	(2,752)	(23)	(5,947)	(65,325)	(250)	(4,408)	(12,532)	(5,396)	(23,121)

Net Increase (Decrease)	$ 3,648	$ (225) $	957	$ 2,888	$ 106,692	$ 183	$ (4) $	(3,722) $	4,223	$ (12,255)

Shares:
Sold	988	209	91	779	15,532	40	384	746	855	908
Reinvested	83	32	–	93	1,017	2	37	83	51	77
Redeemed	(738)	(269)	(2)	(604)	(6,510)	(25)	(425)	(1,186)	(516)	(2,111)

Net Increase (Decrease)	333	(28)	89	268	10,039	17	(4)	(357)	390	(1,126)

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	(2,628)	(834)	(104)	(2,574)	(35,254)	(70)	(947)	(2,138)	(1,719)	(1,339)
From tax return of capital	(16)	(5)	(1)	(16)	(218)	–	(6)	(13)	(11)	(8)

Total Dividends and Distributions $	(2,644) $	(839) $	(105) $	(2,590) $	(35,472) $	(70) $	(953) $	(2,151) $	(1,730) $	(1,347)

Year Ended October 31, 2007
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ – $	–	$ –	$ –
From net realized gain on
investments	(822)	(311)	–	(858)	(9,967)	(17)	(354)	(830)	(509)	(775)

Total Dividends and Distributions $	(822) $	(311) $	–	$ (858) $	(9,967) $	(17) $	(354) $	(830) $	(509) $	(775)

(a) Effective June 13, 2008, Partners MidCap Growth Fund changed its name to MidCap Growth Fund III.

See accompanying notes.

134

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					MidCap Stock Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 5,912	$ 8,271
Net realized gain (loss) from investment transactions and foreign currency transactions					(6,064)	102,638
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(230,490)	(70,737)

		Net Increase (Decrease) in Net Assets Resulting from Operations			(230,642)	40,172

Dividends and Distributions to Shareholders
From net investment income					(8,374)	(6,899)
From net realized gain on investments					(102,047)	(44,854)

				Total Dividends and Distributions	(110,421)	(51,753)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(115,515)	(115,305)
Redemption fees - Class A					8	1

				Total increase (decrease) in net assets	(456,570)	(126,885)

Net Assets
Beginning of period					852,634	979,519

End of period (including undistributed net investment income as set forth below)					$ 396,064	$ 852,634

Undistributed (overdistributed) net investment income (operating loss)					$ 2,516	$ 6,111

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 15,064 $	905 $	1,090 $	27,263
Reinvested	25,356	3,672	1,131	77,749
Redeemed	(188,080)	(9,389)	(4,067)	(66,209)

Net Increase (Decrease)	$ (147,660) $	(4,812) $	(1,846) $	38,803

Shares:
Sold	943	63	73	1,883
Reinvested	1,504	235	72	4,537
Redeemed	(11,525)	(653)	(280)	(4,008)

Net Increase (Decrease)	(9,078)	(355)	(135)	2,412

Year Ended October 31, 2007
Dollars:
Sold	$ 85,593 $	5,479 $	6,029 $	6,435
Reinvested	10,660	1,294	317	38,515
Redeemed	(53,308)	(7,368)	(3,617)	(205,334)

Net Increase (Decrease)	$ 42,945 $	(595) $	2,729 $ (160,384)

Shares:
Sold	3,952	268	294	299
Reinvested	509	66	16	1,814
Redeemed	(2,503)	(365)	(180)	(9,563)

Net Increase (Decrease)	1,958	(31)	130	(7,450)

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,687) $	(42) $	(23) $	(6,622)
From net realized gain on
investments	(25,422)	(4,087)	(1,411)	(71,127)

Total Dividends and Distributions $	(27,109) $	(4,129) $	(1,434) $	(77,749)

Year Ended October 31, 2007
From net investment income $	(1,237) $	(2) $	(1) $	(5,659)
From net realized gain on
investments	(10,079)	(1,505)	(414)	(32,856)

Total Dividends and Distributions $	(11,316) $	(1,507) $	(415) $	(38,515)

See accompanying notes.

135

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap Value Fund II(a)

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 5,247	$ 4,920
Net realized gain (loss) from investment transactions and foreign currency transactions								(78,109)		69,564
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(188,302)		(15,888)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(261,164)		58,596

Dividends and Distributions to Shareholders
From net investment income								(4,560)		(4,130)
From net realized gain on investments								(70,206)		(54,948)

					Total Dividends and Distributions			(74,766)		(59,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(74,388)		49,804
Redemption fees - Class J								–		1

					Total increase (decrease) in net assets			(410,318)		49,323

Net Assets
Beginning of period								719,950		670,627

End of period (including undistributed net investment income as set forth below)								$ 309,632	$ 719,950

Undistributed (overdistributed) net investment income (operating loss)								$ 3,905	$ 3,218

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 2,195 $	298	$ 548	$ 6,317 $	51,833 $	372	$ 1,521 $	4,433 $	2,454 $	15,923
Reinvested	1,188	207	142	10,528	51,248	195	2,475	3,590	2,422	2,721
Redeemed	(3,460)	(539)	(508)	(19,891)	(156,916)	(666)	(7,055)	(12,123)	(12,384)	(21,456)

Net Increase (Decrease)	$ (77) $	(34) $	182	$ (3,046) $	(53,835) $	(99) $	(3,059) $	(4,100) $	(7,508) $	(2,812)

Shares:
Sold	178	24	43	545	4,303	31	135	378	201	1,326
Reinvested	86	15	11	807	3,692	14	187	263	179	198
Redeemed	(282)	(45)	(44)	(1,759)	(12,875)	(54)	(619)	(1,006)	(1,017)	(1,814)

Net Increase (Decrease)	(18)	(6)	10	(407)	(4,880)	(9)	(297)	(365)	(637)	(290)

Year Ended October 31, 2007
Dollars:
Sold	$ 7,167 $	1,109	$ 1,443	$ 15,676 $	91,486 $	1,120	$ 4,364 $	10,158 $	10,219 $	17,204
Reinvested	779	112	–	8,158	41,525	112	2,005	2,624	1,668	2,069
Redeemed	(4,871)	(424)	(123)	(19,997)	(108,891)	(619)	(6,140)	(9,027)	(5,058)	(14,044)

Net Increase (Decrease)	$ 3,075 $	797	$ 1,320	$ 3,837 $	24,120 $	613	$ 229 $	3,755 $	6,829 $	5,229

Shares:
Sold	449	70	91	1,024	5,758	69	283	643	647	1,060
Reinvested	50	7	–	554	2,660	7	134	171	109	134
Redeemed	(306)	(27)	(8)	(1,317)	(6,799)	(39)	(399)	(569)	(321)	(874)

Net Increase (Decrease)	193	50	83	261	1,619	37	18	245	435	320

Distributions:
Year Ended October 31, 2008
From net investment income $	(17) $	–	$ –	$ (310) $	(3,852) $	–	$ (35) $	(99) $	(107) $	(140)
From net realized gain on
investments	(1,200)	(210)	(143)	(10,230)	(47,400)	(195)	(2,441)	(3,491)	(2,315)	(2,581)

Total Dividends and Distributions $	(1,217) $	(210) $	(143) $	(10,540) $	(51,252) $	(195) $	(2,476) $	(3,590) $	(2,422) $	(2,721)

Year Ended October 31, 2007
From net investment income $	– $	–	$ –	$ – $	(3,873) $	–	$ – $	(55) $	(76) $	(126)
From net realized gain on
investments	(795)	(112)	–	(8,166)	(37,654)	(112)	(2,005)	(2,569)	(1,592)	(1,943)

Total Dividends and Distributions $	(795) $	(112) $	–	$ (8,166) $	(41,527) $	(112) $	(2,005) $	(2,624) $	(1,668) $	(2,069)

(a) Effective June 13, 2008, Partners MidCap Value Fund changed its name to MidCap Value Fund II.

See accompanying notes.

136

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Money Market Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ 80,699		$ 98,162
Net realized gain (loss) from investment transactions and foreign currency transactions									(3,741)		–

		Net Increase (Decrease) in Net Assets Resulting from Operations							76,958		98,162

Dividends and Distributions to Shareholders
From net investment income									(80,699)		(98,162)

					Total Dividends and Distributions				(80,699)		(98,162)

Capital Share Transactions
Net increase (decrease) in capital share transactions									270,331		1,848,919

					Total increase (decrease) in net assets				266,590		1,848,919

Net Assets
Beginning of period									2,542,000		693,081

End of period (including undistributed net investment income as set forth below)								$ 2,808,590		$ 2,542,000

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B Class C Class J			Class S Institutional R-1			R-2	R-3	R-4	R-5

Capital Share
Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,360,383	$ 101,427 $ 57,949	$ 338,953		$ 1,402,124 $ 565,039	$ 29,849		$ 51,998	$ 210,539	$ 106,350 $ 310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	$ (1,176,857) $	54,158	$ 31,783	$ 169,890	$ 953,071 $	60,428	$ 7,636	$ 17,142	$ 63,496	$ 16,965	$ 72,619

Shares:
Sold	1,360,383	101,427	57,949	338,953	1,402,124	565,039	29,849	51,998	210,539	106,350	310,028
Reinvested	50,052	685	320	6,153	6,984	8,183	129	526	1,359	472	4,009
Redeemed	(2,587,292)	(47,954)	(26,486)	(175,216)	(456,037)	(512,794)	(22,342)	(35,382)	(148,402)	(89,857)	(241,418)

Net Increase (Decrease)	(1,176,857)	54,158	31,783	169,890	953,071	60,428	7,636	17,142	63,496	16,965	72,619

Year Ended October 31, 2007
Dollars:
Sold	$ 1,721,034	$ 23,143	$ 15,879	$ 125,082	N/A $ 385,893	$ 36,760		$ 62,497	$ 123,442	$ 97,580	$ 199,900
Issued in acquisitions	1,098,364	33,680	6,724	–	N/A	185,502	–	–	–	–	–
Reinvested	74,095	896	204	7,260	N/A	8,471	154	677	933	459	3,093
Redeemed	(1,371,714)	(27,430)	(11,593)	(103,582)	N/A	(389,281)	(34,924)	(57,704)	(117,410)	(90,712)	(158,453)

Net Increase (Decrease)	$ 1,521,779	$ 30,289	$ 11,214	$ 28,760	N/A $ 190,585	$ 1,990		$ 5,470	$ 6,965	$ 7,327	$ 44,540

Shares:
Sold	1,721,034	23,143	15,879	125,082	N/A	385,893	36,760	62,497	123,442	97,580	199,900
Issued in acquisitions	1,098,364	33,680	6,724	–	N/A	185,502	–	–	–	–	–
Reinvested	74,095	896	204	7,260	N/A	8,471	154	677	933	459	3,093
Redeemed	(1,371,714)	(27,430)	(11,593)	(103,582)	N/A	(389,281)	(34,924)	(57,704)	(117,410)	(90,712)	(158,453)

Net Increase (Decrease)	1,521,779	30,289	11,214	28,760	N/A	190,585	1,990	5,470	6,965	7,327	44,540

Distributions:
Year Ended October 31, 2008
From net investment
income	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)
From net realized
gain on investments .	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (50,632)	$ (877) $	(363) $	(6,181) $	(6,984) $	(9,167) $	(129) $	(526) $	(1,359) $	(472) $	(4,009)

Year Ended October 31, 2007
From net investment
income	$ (74,669)	$ (1,068) $	(231) $	(7,366)	N/A $	(9,503) $	(154) $	(678) $	(934) $	(459) $	(3,100)
From net realized
gain on investments .	–	–	–	–	–	–	–	–	–	–	–

Total Dividends and
Distributions	$ (74,669)	$ (1,068) $	(231) $	(7,366)	N/A $	(9,503) $	(154) $	(678) $	(934) $	(459) $	(3,100)

See accompanying notes.

137

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Mortgage Securities Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 72,125	$ 80,180
Net realized gain (loss) from investment transactions and foreign currency transactions					72	(1,062)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(18,772)	2,431

		Net Increase (Decrease) in Net Assets Resulting from Operations			53,425	81,549

Dividends and Distributions to Shareholders
From net investment income					(75,056)	(81,954)
From tax return of capital					(355)	–

				Total Dividends and Distributions	(75,411)	(81,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(464,317)	(59,791)
Redemption fees - Class A					3	–
Redemption fees - Class B					6	–

				Total increase (decrease) in net assets	(486,294)	(60,196)

Net Assets
Beginning of period					1,652,969	1,713,165

End of period (including undistributed net investment income as set forth below)					$ 1,166,675	$ 1,652,969

Undistributed (overdistributed) net investment income (operating loss)					$ (1,745)	$ (916)

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 16,803 $	3,836 $	1,431 $	49,841
Reinvested	3,081	1,584	167	69,247
Redeemed	(25,089)	(23,340)	(2,658)	(559,220)

Net Increase (Decrease)	$ (5,205) $	(17,920) $	(1,060) $ (440,132)

Shares:
Sold	1,589	362	137	4,680
Reinvested	291	149	16	6,530
Redeemed	(2,371)	(2,206)	(251)	(52,927)

Net Increase (Decrease)	(491)	(1,695)	(98)	(41,717)

Year Ended October 31, 2007
Dollars:
Sold	$ 9,943 $	1,275 $	887 $	38,648
Reinvested	3,101	2,135	209	71,437
Redeemed	(20,933)	(30,803)	(1,783)	(133,907)

Net Increase (Decrease)	$ (7,889) $	(27,393) $	(687) $	(23,822)

Shares:
Sold	946	121	84	3,681
Reinvested	295	203	20	6,801
Redeemed	(1,992)	(2,936)	(170)	(12,726)

Net Increase (Decrease)	(751)	(2,612)	(66)	(2,244)

Distributions:
Year Ended October 31, 2008
From net investment income $	(3,976) $	(1,912) $	(243) $	(68,925)
From net realized gain on
investments	–	–	–	–
From tax return of capital	(19)	(9)	(1)	(326)

Total Dividends and Distributions $	(3,995) $	(1,921) $	(244) $	(69,251)

Year Ended October 31, 2007
From net investment income $	(4,284) $	(2,739) $	(300) $	(74,631)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(4,284) $	(2,739) $	(300) $	(74,631)

See accompanying notes.

138

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Preferred Securities Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 85,199		$ 38,376
Net realized gain (loss) from investment transactions and foreign currency transactions								(135,447)		(4,555)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(402,700)		(36,953)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(452,948)		(3,132)

Dividends and Distributions to Shareholders
From net investment income								(84,591)		(41,009)

				Total Dividends and Distributions				(84,591)		(41,009)

Capital Share Transactions
Net increase (decrease) in capital share transactions								929,922		275,706
Redemption fees - Class A								6		2
Redemption fees - Class C								1		–
Redemption fees - Class J								1		–

				Total increase (decrease) in net assets				392,391		231,567

Net Assets
Beginning of period								844,955		613,388

End of period (including undistributed net investment income as set forth below)							$ 1,237,346		$ 844,955

Undistributed (overdistributed) net investment income (operating loss)							$ 1,294		$ 721

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 307,835	$ 152,027	$ 7,560	$ 620,116	$ 794	$ 686	$ 1,281	$ 2,964	$ 689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)

Net Increase (Decrease)	$ 197,586	$ 137,852	$ (356) $ 591,270	$ 340	$ 291	$ 435	$ 2,316		$ 188

Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)

Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

Year Ended October 31, 2007
Dollars:
Sold	$ 82,586	$ 22,941	$ 7,092	$ 226,802	$ 540	$ 724	$ 1,721	$ 312	$ 861
Reinvested	1,374	174	1,359	37,180	20	17	69	7	16
Redeemed	(7,846)	(624)	(6,185)	(92,395)	(156)	(53)	(442)	(81)	(307)

Net Increase (Decrease)	$ 76,114	$ 22,491	$ 2,266	$ 171,587	$ 404	$ 688	$ 1,348	$ 238	$ 570

Shares:
Sold	8,027	2,196	676	21,659	51	69	165	30	82
Reinvested	134	17	132	3,572	2	2	7	–	1
Redeemed	(762)	(61)	(597)	(8,603)	(15)	(5)	(43)	(8)	(29)

Net Increase (Decrease)	7,399	2,152	211	16,628	38	66	129	22	54

Distributions:
Year Ended October 31, 2008
From net investment income $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

Year Ended October 31, 2007
From net investment income $	(1,856) $	(430) $	(1,373) $	(37,220) $	(21) $	(17) $	(69) $	(7) $	(16)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(1,856) $	(430) $	(1,373) $	(37,220) $	(21) $	(17) $	(69) $	(7) $	(16)

See accompanying notes.

139

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Real Estate Securities Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 28,246		$ 14,849
Net realized gain (loss) from investment transactions and foreign currency transactions								(217,246)		374,205
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(445,865)		(443,197)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(634,865)		(54,143)

Dividends and Distributions to Shareholders
From net investment income								(31,823)		(11,143)
From net realized gain on investments								(373,992)		(103,352)

					Total Dividends and Distributions			(405,815)		(114,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions								595,149		425,711
Redemption fees - Class A								1		4
Redemption fees - Class J								7		2

					Total increase (decrease) in net assets			(445,523)		257,079

Net Assets
Beginning of period							1,628,506			1,371,427

End of period (including undistributed net investment income as set forth below)							$ 1,182,983		$ 1,628,506

Undistributed (overdistributed) net investment income (operating loss)							$ 2,213		$ 3,706

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 15,852	$ 2,002	$ 2,060	$ 21,142	$ 364,168	$ 1,639	$ 5,725	$ 13,526	$ 7,242	$ 23,221
Reinvested	28,277	6,862	1,627	47,197	280,920	920	5,012	10,172	4,041	18,435
Redeemed	(34,173)	(8,519)	(2,697)	(43,117)	(118,752)	(934)	(8,757)	(11,013)	(4,581)	(32,348)

Net Increase (Decrease)	$ 9,956	$ 345	$ 990	$ 25,222	$ 526,336	$ 1,625	$ 1,980	$ 12,685	$ 6,702	$ 9,308

Shares:
Sold	982	125	126	1,316	22,408	102	358	856	457	1,428
Reinvested	1,618	395	93	2,753	16,126	53	296	592	237	1,078
Redeemed	(2,109)	(529)	(168)	(2,744)	(7,384)	(59)	(541)	(674)	(294)	(1,990)

Net Increase (Decrease)	491	(9)	51	1,325	31,150	96	113	774	400	516

Year Ended October 31, 2007
Dollars:
Sold	$ 43,320	$ 6,040	$ 6,216	$ 50,686	$ 276,513	$ 2,793	$ 7,715	$ 17,710	$ 9,892	$ 37,067
Issued in acquisitions	36,102	13,838	6,490	–	444,876	–	–	–	–	–
Reinvested	9,758	2,174	–	18,489	65,850	235	2,870	4,569	1,545	8,622
Redeemed	(72,518)	(15,736)	(3,976)	(79,715)	(351,903)	(1,716)	(19,347)	(31,514)	(9,919)	(61,315)

Net Increase (Decrease)	$ 16,662	$ 6,316	$ 8,730	$ (10,540) $ 435,336		$ 1,312	$ (8,762) $	(9,235) $	1,518	$ (15,626)

Shares:
Sold	1,623	226	240	1,946	10,735	108	289	668	369	1,402
Issued in acquisitions	1,338	513	241	–	16,501	–	–	–	–	–
Reinvested	367	82	–	705	2,487	9	110	174	59	330
Redeemed	(2,895)	(626)	(160)	(3,195)	(13,185)	(68)	(780)	(1,265)	(400)	(2,467)

Net Increase (Decrease)	433	195	321	(544)	16,538	49	(381)	(423)	28	(735)

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,701) $	(236) $	(71) $	(2,621) $	(24,769) $	(51) $	(284) $	(642) $	(295) $	(1,153)
From net realized gain on
investments	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(869)	(4,728)	(9,530)	(3,746)	(17,282)

Total Dividends and Distributions $	(29,345) $	(7,195) $	(1,858) $		(47,234) $ (281,603) $	(920) $	(5,012) $	(10,172) $	(4,041) $	(18,435)

Year Ended October 31, 2007
From net investment income $	(599) $	(48) $	–	$ (740) $	(8,638) $	(7) $	(101) $	(216) $	(110) $	(684)
From net realized gain on
investments	(9,465)	(2,187)	–	(17,757)	(57,220)	(228)	(2,769)	(4,353)	(1,435)	(7,938)

Total Dividends and Distributions $	(10,064) $	(2,235) $	–	$ (18,497) $	(65,858) $	(235) $	(2,870) $	(4,569) $	(1,545) $	(8,622)

See accompanying notes.

140

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Short-Term Bond Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 12,858		$ 11,957
Net realized gain (loss) from investment transactions and foreign currency transactions								(3,209)		(1,093)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(31,589)		(2,110)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(21,940)		8,754

Dividends and Distributions to Shareholders
From net investment income								(13,283)		(12,646)

				Total Dividends and Distributions				(13,283)		(12,646)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(75,919)		80,112
Redemption fees - Class A								1		1
Redemption fees - Class J								2		1

				Total increase (decrease) in net assets				(111,139)		76,222

Net Assets
Beginning of period								295,531		219,309

End of period (including undistributed net investment income as set forth below)							$ 184,392		$ 295,531

Undistributed (overdistributed) net investment income (operating loss)							$ (484)		$ (494)

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,835 $	1,354 $	9,480 $	47,558 $	390 $	96 $	8,515 $	1,687 $	2,788
Reinvested	3,702	67	2,675	5,756	15	6	481	104	118
Redeemed	(26,844)	(1,086)	(18,866)	(87,211)	(71)	(8)	(25,949)	(2,474)	(5,037)

Net Increase (Decrease)	$ (16,307) $	335 $	(6,711) $	(33,897) $	334 $	94 $	(16,953) $	(683) $	(2,131)

Shares:
Sold	729	142	1,000	5,028	41	9	875	181	297
Reinvested	397	7	287	616	2	1	50	11	13
Redeemed	(2,884)	(117)	(2,025)	(9,463)	(8)	(1)	(2,718)	(269)	(537)

Net Increase (Decrease)	(1,758)	32	(738)	(3,819)	35	9	(1,793)	(77)	(227)

Year Ended October 31, 2007
Dollars:
Sold	$ 17,773 $	1,984 $	20,749 $	65,106 $	112 $	17,878 $	19,845 $	8,095 $	12,631
Reinvested	4,287	24	2,733	4,631	4	137	252	93	186
Redeemed	(25,317)	(408)	(13,758)	(15,834)	(30)	(18,042)	(1,085)	(6,719)	(15,215)

Net Increase (Decrease)	$ (3,257) $	1,600 $	9,724 $	53,903 $	86 $	(27) $	19,012 $	1,469 $	(2,398)

Shares:
Sold	1,795	201	2,092	6,577	11	1,819	1,998	822	1,277
Reinvested	434	2	276	469	1	14	25	10	19
Redeemed	(2,558)	(41)	(1,389)	(1,599)	(3)	(1,832)	(110)	(683)	(1,536)

Net Increase (Decrease)	(329)	162	979	5,447	9	1	1,913	149	(240)

Distributions:
Year Ended October 31, 2008
From net investment income $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(3,927) $	(76) $	(2,720) $	(5,833) $	(15) $	(6) $	(483) $	(104) $	(119)

Year Ended October 31, 2007
From net investment income $	(4,550) $	(26) $	(2,755) $	(4,641) $	(5) $	(137) $	(253) $	(93) $	(186)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(4,550) $	(26) $	(2,755) $	(4,641) $	(5) $	(137) $	(253) $	(93) $	(186)

See accompanying notes.

141

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Short-Term Income Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 18,858	$ 9,855
Net realized gain (loss) from investment transactions and foreign currency transactions					(2,379)	(354)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(12,066)	548

		Net Increase (Decrease) in Net Assets Resulting from Operations			4,413	10,049

Dividends and Distributions to Shareholders
From net investment income					(18,888)	(9,926)

				Total Dividends and Distributions	(18,888)	(9,926)

Capital Share Transactions
Net increase (decrease) in capital share transactions					102,894	(27,364)
Redemption fees - Class A					–	1

				Total increase (decrease) in net assets	88,419	(27,240)

Net Assets
Beginning of period					210,142	237,382

End of period (including undistributed net investment income as set forth below)					$ 298,561	$ 210,142

Undistributed (overdistributed) net investment income (operating loss)					$ 19	$ 75

	Class A	Class B(a)	Class C	Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 23,016	N/A	$ 2,642	$ 334,621
Reinvested	1,171	N/A	124	17,301
Redeemed	(22,593)	N/A	(2,632)	(250,756)

Net Increase (Decrease)	$ 1,594	N/A	$ 134	$ 101,166

Shares:
Sold	1,975	N/A	227	28,851
Reinvested	101	N/A	11	1,491
Redeemed	(1,946)	N/A	(227)	(21,870)

Net Increase (Decrease)	130	N/A	11	8,472

Year Ended October 31, 2007
Dollars:
Sold	$ 32,786 $	3,928	$ 811	$ 5,311
Reinvested	1,290	70	162	7,650
Redeemed	(29,504)	(20,437)	(3,007)	(26,424)

Net Increase (Decrease)	$ 4,572 $	(16,439) $	(2,034) $	(13,463)

Shares:
Sold	2,826	338	70	458
Reinvested	109	6	14	659
Redeemed	(2,543)	(1,760)	(259)	(2,277)

Net Increase (Decrease)	392	(1,416)	(175)	(1,160)

Distributions:
Year Ended October 31, 2008
From net investment income $	(1,437)	N/A	$ (145) $	(17,306)
From net realized gain on
investments	–	N/A	–	–

Total Dividends and Distributions $	(1,437)	N/A	$ (145) $	(17,306)

Year Ended October 31, 2007
From net investment income $	(1,645) $	(97) $	(195) $	(7,989)
From net realized gain on
investments	–	–	–	–

Total Dividends and Distributions $	(1,645) $	(97) $	(195) $	(7,989)

(a) Class B shares discontinued operations and converted to Class A shares on January 4, 2007.

See accompanying notes.

142

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Blend Fund

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 341	$ (716)
Net realized gain (loss) from investment transactions and foreign currency transactions								(18,217)		28,909
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(102,997)		12,799

			Net Increase (Decrease) in Net Assets Resulting from Operations					(120,873)		40,992

Dividends and Distributions to Shareholders
From net realized gain on investments								(28,163)		(27,355)

					Total Dividends and Distributions			(28,163)		(27,355)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(11,900)		6,269
Redemption fees - Class A								–		15
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(160,935)		19,921

Net Assets
Beginning of period								353,970		334,049

End of period (including undistributed net investment income as set forth below)								$ 193,035	$ 353,970

Undistributed (overdistributed) net investment income (operating loss)								$ 334	$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 7,377	$ 600 $	54	$ 3,750	$ –	$ 99	$ 267	$ 377 $	1,235	$ 522
Reinvested	9,216	1,726	121	12,925	3,319	33	217	146	165	203
Redeemed	(18,049)	(5,576)	(250)	(26,420)	(693)	(158)	(687)	(601)	(718)	(1,100)

Net Increase (Decrease)	$ (1,456) $	(3,250) $	(75) $	(9,745) $	2,626	$ (26) $	(203) $	(78) $	682	$ (375)

Shares:
Sold	529	43	4	278	–	7	18	27	87	35
Reinvested	594	114	8	867	210	2	14	10	10	13
Redeemed	(1,305)	(413)	(18)	(1,992)	(48)	(11)	(52)	(43)	(49)	(78)

Net Increase (Decrease)	(182)	(256)	(6)	(847)	162	(2)	(20)	(6)	48	(30)

Year Ended October 31, 2007
Dollars:
Sold	$ 16,639	$ 1,900 $	1,709	$ 19,852	$ –	$ 229	$ 232	$ 406 $	1,058	$ 1,532
Reinvested	8,779	1,955	–	12,264	3,161	16	204	162	118	608
Redeemed	(21,734)	(6,936)	(167)	(24,949)	(2,190)	(29)	(398)	(1,009)	(569)	(6,574)

Net Increase (Decrease)	$ 3,684	$ (3,081) $	1,542	$ 7,167	$ 971	$ 216	$ 38	$ (441) $	607	$ (4,434)

Shares:
Sold	959	112	98	1,191	–	13	14	23	61	86
Reinvested	528	119	–	767	188	1	12	10	7	36
Redeemed	(1,250)	(407)	(10)	(1,494)	(121)	(2)	(23)	(58)	(33)	(385)

Net Increase (Decrease)	237	(176)	88	464	67	12	3	(25)	35	(263)

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ – $	–	$ –
From net realized gain on
investments	(9,271)	(1,753)	(124)	(12,930)	(3,319)	(33)	(217)	(146)	(165)	(205)

Total Dividends and Distributions $	(9,271) $	(1,753) $	(124) $	(12,930) $	(3,319) $	(33) $	(217) $	(146) $	(165) $	(205)

Year Ended October 31, 2007
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ – $	–	$ –
From net realized gain on
investments	(8,840)	(1,981)	–	(12,264)	(3,161)	(16)	(204)	(162)	(119)	(608)

Total Dividends and Distributions $	(8,840) $	(1,981) $	–	$ (12,264) $	(3,161) $	(16) $	(204) $	(162) $	(119) $	(608)

See accompanying notes.

143

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Growth Fund

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (1,176)		$ (1,297)
Net realized gain (loss) from investment transactions and foreign currency transactions								(23,222)		55,176
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(146,332)		10,559

			Net Increase (Decrease) in Net Assets Resulting from Operations					(170,730)		64,438

Dividends and Distributions to Shareholders
From net realized gain on investments								(24,053)		(2,080)

					Total Dividends and Distributions			(24,053)		(2,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(59,700)		370,677
Redemption fees - Class J								–		1

					Total increase (decrease) in net assets			(254,483)		433,036

Net Assets
Beginning of period								478,257		45,221

End of period (including undistributed net investment income as set forth below)								$ 223,774		$ 478,257

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 7,956	$ 777	$ 1,048	$ 4,927	$ 39,143	$ 359	$ 231	$ 2,613	$ 1,762	$ 3,156
Reinvested	6,323	395	103	2,528	14,253	11	53	132	20	72
Redeemed	(58,606)	(2,665)	(670)	(7,394)	(73,636)	(87)	(358)	(984)	(195)	(967)

Net Increase (Decrease)	$ (44,327) $	(1,493) $	481	$ 61	$ (20,240) $	283	$ (74) $	1,761	$ 1,587	$ 2,261

Shares:
Sold	969	101	128	647	5,816	49	27	310	211	368
Reinvested	686	44	11	293	1,539	1	6	14	2	8
Redeemed	(7,532)	(344)	(89)	(1,013)	(7,996)	(12)	(46)	(127)	(25)	(122)

Net Increase (Decrease)	(5,877)	(199)	50	(73)	(641)	38	(13)	197	188	254

Periods Ended October 31, 2007
Dollars:
Sold	$ 10,553	$ 534	$ 1,058	$ 7,851	$ 12,489	$ 113	$ 411	$ 2,002	$ 326	$ 603
Issued in acquisitions	105,315	7,832	924	–	284,360	–	–	–	–	–
Reinvested	–	–	–	1,596	391	3	34	3	2	49
Redeemed	(15,613)	(1,757)	(373)	(7,512)	(39,224)	(4)	(273)	(413)	(60)	(543)

Net Increase (Decrease)	$ 100,255	$ 6,609	$ 1,609	$ 1,935	$ 258,016	$ 112	$ 172	$ 1,592	$ 268	$ 109

Shares:
Sold	1,111	56	109	874	1,326	12	44	219	32	65
Issued in acquisitions	11,840	881	104	–	31,975	–	–	–	–	–
Reinvested	–	–	–	190	44	–	4	–	–	5
Redeemed	(1,645)	(187)	(42)	(849)	(4,173)	–	(29)	(44)	(6)	(57)

Net Increase (Decrease)	11,306	750	171	215	29,172	12	19	175	26	13

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(6,431)	(431)	(114)	(2,532)	(14,256)	(12)	(53)	(132)	(20)	(72)

Total Dividends and Distributions $	(6,431) $	(431) $	(114) $	(2,532) $	(14,256) $	(12) $	(53) $	(132) $	(20) $	(72)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	(1,598)	(391)	(3)	(34)	(3)	(2)	(49)

Total Dividends and Distributions $	–	$ –	$ –	$ (1,598) $	(391) $	(3) $	(34) $	(3) $	(2) $	(49)

See accompanying notes.

144

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund II(a)

								Year Ended		Year Ended
								October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)								$ (3,998)		$ (4,435)
Net realized gain (loss) from investment transactions and foreign currency transactions								(36,487)		42,821
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(240,446)		66,518

			Net Increase (Decrease) in Net Assets Resulting from Operations					(280,931)		104,904

Dividends and Distributions to Shareholders
From net realized gain on investments								(37,471)		(46,563)

					Total Dividends and Distributions			(37,471)		(46,563)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(50,858)		29,916
Redemption fees - Class A								–		1
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(369,259)		88,258

Net Assets
Beginning of period								717,788		629,530

End of period (including undistributed net investment income as set forth below)								$ 348,529		$ 717,788

Undistributed (overdistributed) net investment income (operating loss)								$ –		$ –

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 2,490	$ 375 $	353	$ 4,354	$ 27,829	$ 633	$ 1,290	$ 3,460	$ 2,557	$ 6,714
Reinvested	1,024	416	30	1,605	29,723	108	837	982	543	2,186
Redeemed	(3,485)	(1,436)	(260)	(5,339)	(101,099)	(507)	(4,520)	(6,621)	(2,700)	(12,400)

Net Increase (Decrease)	$ 29	$ (645) $	123	$ 620	$ (43,547) $	234	$ (2,393) $	(2,179) $	400	$ (3,500)

Shares:
Sold	315	50	45	595	3,327	78	165	437	323	827
Reinvested	115	48	3	197	3,238	12	98	112	61	243
Redeemed	(461)	(190)	(35)	(768)	(12,768)	(65)	(596)	(856)	(354)	(1,629)

Net Increase (Decrease)	(31)	(92)	13	24	(6,203)	25	(333)	(307)	30	(559)

Year Ended October 31, 2007
Dollars:
Sold	$ 4,641	$ 817 $	496	$ 9,711	$ 46,586	$ 1,247	$ 3,510	$ 4,814	$ 6,000	$ 15,972
Reinvested	1,214	556	–	1,535	38,429	68	1,037	1,172	413	2,125
Redeemed	(4,103)	(1,471)	(17)	(4,194)	(79,978)	(254)	(3,528)	(4,739)	(2,937)	(9,206)

Net Increase (Decrease)	$ 1,752	$ (98) $	479	$ 7,052	$ 5,037	$ 1,061	$ 1,019	$ 1,247	$ 3,476	$ 8,891

Shares:
Sold	490	88	52	1,126	4,783	130	384	521	649	1,709
Reinvested	133	62	–	184	4,163	7	119	132	46	234
Redeemed	(436)	(158)	(2)	(483)	(8,379)	(27)	(390)	(517)	(311)	(986)

Net Increase (Decrease)	187	(8)	50	827	567	110	113	136	384	957

Distributions:
Year Ended October 31, 2008
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,034)	(421)	(30)	(1,606)	(29,723)	(108)	(837)	(982)	(543)	(2,187)

Total Dividends and Distributions $	(1,034) $	(421) $	(30) $	(1,606) $	(29,723) $	(108) $	(837) $	(982) $	(543) $	(2,187)

Year Ended October 31, 2007
From net investment income $	–	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(1,223)	(560)	–	(1,535)	(38,429)	(68)	(1,038)	(1,172)	(413)	(2,125)

Total Dividends and Distributions $	(1,223) $	(560) $	–	$ (1,535) $	(38,429) $	(68) $	(1,038) $	(1,172) $	(413) $	(2,125)

(a) Effective June 13, 2008, Partners SmallCap Growth Fund II changed its name to SmallCap Growth Fund II.

See accompanying notes.

145

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									SmallCap Value Fund

								Year Ended	Year Ended
								October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)								$ 3,770	$ 3,852
Net realized gain (loss) from investment transactions and foreign currency transactions								(64,073)		35,758
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(110,626)		(34,571)

			Net Increase (Decrease) in Net Assets Resulting from Operations					(170,929)		5,039

Dividends and Distributions to Shareholders
From net investment income								(4,802)		(1,000)
From net realized gain on investments								(41,414)		(10,978)

					Total Dividends and Distributions			(46,216)		(11,978)

Capital Share Transactions
Net increase (decrease) in capital share transactions								45,298		398,629
Redemption fees - Class J								1		–

					Total increase (decrease) in net assets			(171,846)		391,690

Net Assets
Beginning of period								614,776		223,086

End of period (including undistributed net investment income as set forth below)								$ 442,930	$ 614,776

Undistributed (overdistributed) net investment income (operating loss)								$ 1,843	$ 3,362

	Class A	Class B	Class C		Class J Institutional	R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 6,366	$ 860	$ 1,858	$ 8,545	$ 96,407	$ 615	$ 1,897	$ 3,101	$ 3,179	$ 7,237
Reinvested	1,480	302	280	5,360	33,281	106	594	1,036	620	2,805
Redeemed	(7,725)	(1,310)	(1,390)	(15,987)	(88,720)	(309)	(1,891)	(3,459)	(1,423)	(8,417)

Net Increase (Decrease)	$ 121	$ (148) $	748	$ (2,082) $	40,968	$ 412	$ 600	$ 678	$ 2,376	$ 1,625

Shares:
Sold	418	58	121	578	6,561	42	123	205	205	467
Reinvested	89	18	17	332	1,991	7	36	62	37	167
Redeemed	(512)	(89)	(93)	(1,094)	(5,383)	(21)	(125)	(226)	(94)	(578)

Net Increase (Decrease)	(5)	(13)	45	(184)	3,169	28	34	41	148	56

Year Ended October 31, 2007
Dollars:
Sold	$ 12,265	$ 1,241	$ 2,868	$ 20,249	$ 102,333	$ 1,464	$ 4,975	$ 9,416	$ 6,077	$ 29,159
Issued in acquisitions	9,544	2,995	2,592	–	294,007	–	–	–	–	–
Reinvested	420	79	–	3,273	5,944	50	325	479	321	1,058
Redeemed	(7,664)	(1,273)	(905)	(18,741)	(60,598)	(1,096)	(3,635)	(5,028)	(2,628)	(10,937)

Net Increase (Decrease)	$ 14,565	$ 3,042	$ 4,555	$ 4,781	$ 341,686	$ 418	$ 1,665	$ 4,867	$ 3,770	$ 19,280

Shares:
Sold	646	66	152	1,096	5,400	77	263	498	317	1,557
Issued in acquisitions	502	158	136	–	15,450	–	–	–	–	–
Reinvested	22	4	–	177	310	3	17	25	17	55
Redeemed	(406)	(68)	(48)	(1,021)	(3,196)	(59)	(193)	(264)	(138)	(579)

Net Increase (Decrease)	764	160	240	252	17,964	21	87	259	196	1,033

Distributions:
Year Ended October 31, 2008
From net investment income $	(104) $	–	$ –	$ (322) $	(3,938) $	(3) $	(28) $	(68) $	(54) $	(285)
From net realized gain on
investments	(1,568)	(321)	(341)	(5,044)	(29,352)	(103)	(566)	(968)	(566)	(2,585)

Total Dividends and Distributions $	(1,672) $	(321) $	(341) $	(5,366) $	(33,290) $	(106) $	(594) $	(1,036) $	(620) $	(2,870)

Year Ended October 31, 2007
From net investment income $	–	$ –	$ –	$ –	$ (864) $	–	$ –	$ (15) $	(22) $	(99)
From net realized gain on
investments	(434)	(79)	–	(3,277)	(5,081)	(50)	(325)	(464)	(299)	(969)

Total Dividends and Distributions $	(434) $	(79) $	–	$ (3,277) $	(5,945) $	(50) $	(325) $	(479) $	(321) $	(1,068)

See accompanying notes.

146

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands				Tax-Exempt Bond Fund(a)

				Year Ended	Year Ended
				October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)				$ 13,609	$ 12,660
Net realized gain (loss) from investment transactions and foreign currency transactions				(4,107)	(1,657)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies				(39,253)	(9,002)

		Net Increase (Decrease) in Net Assets Resulting from Operations		(29,751)	2,001

Dividends and Distributions to Shareholders
From net investment income				(13,524)	(12,363)
From net realized gain on investments				–	(551)

			Total Dividends and Distributions	(13,524)	(12,914)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(26,007)	125,715
Redemption fees - Class A				4	1
Redemption fees - Class C				1	1

			Total increase (decrease) in net assets	(69,277)	114,804

Net Assets
Beginning of period				305,557	190,753

End of period (including undistributed net investment income as set forth below)				$ 236,280	$ 305,557

Undistributed (overdistributed) net investment income (operating loss)				$ 575	$ 800

	Class A	Class B	Class C

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 25,753 $	1,466 $	2,601
Reinvested	8,585	520	84
Redeemed	(55,958)	(7,682)	(1,376)

Net Increase (Decrease)	$ (21,620) $	(5,696) $	1,309

Shares:
Sold	3,602	207	368
Reinvested	1,221	74	12
Redeemed	(7,958)	(1,094)	(193)

Net Increase (Decrease)	(3,135)	(813)	187

Year Ended October 31, 2007
Dollars:
Sold	$ 26,903 $	870 $	1,608
Issued in acquisitions	136,655	6,574	–
Reinvested	7,754	618	80
Redeemed	(44,067)	(10,097)	(1,183)

Net Increase (Decrease)	$ 127,245 $	(2,035) $	505

Shares:
Sold	3,572	115	212
Issued in acquisitions	17,919	862	–
Reinvested	1,030	82	10
Redeemed	(5,863)	(1,342)	(158)

Net Increase (Decrease)	16,658	(283)	64

Distributions:
Year Ended October 31, 2008
From net investment income $	(12,660) $	(734) $	(130)
From net realized gain on
investments	–	–	–

Total Dividends and Distributions $	(12,660) $	(734) $	(130)

Year Ended October 31, 2007
From net investment income $	(11,357) $	(902) $	(104)
From net realized gain on
investments	(480)	(63)	(8)

Total Dividends and Distributions $	(11,837) $	(965) $	(112)

(a) Effective June 13, 2008, Tax-Exempt Bond Fund I changed its name to Tax-Exempt Bond Fund.

See accompanying notes.

147

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Ultra Short Bond Fund

							Year Ended		Year Ended
							October 31, 2008		October 31, 2007

Operations
Net investment income (operating loss)							$ 8,638		$ 11,635
Net realized gain (loss) from investment transactions and foreign currency transactions								(2,803)		(770)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies								(36,643)		(10,101)

		Net Increase (Decrease) in Net Assets Resulting from Operations						(30,808)		764

Dividends and Distributions to Shareholders
From net investment income								(8,762)		(11,512)
From net realized gain on investments								–		(44)

				Total Dividends and Distributions				(8,762)		(11,556)

Capital Share Transactions
Net increase (decrease) in capital share transactions								669		(75,491)
Redemption fees - Class A								–		13
Redemption fees - Class C								1		–

				Total increase (decrease) in net assets				(38,900)		(86,270)

Net Assets
Beginning of period								203,767		290,037

End of period (including undistributed net investment income as set forth below)							$ 164,867		$ 203,767

Undistributed (overdistributed) net investment income (operating loss)							$ 113		$ 65

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 1,542 $	1,036 $	2,144 $	36,054 $	–	$ 1,492 $	2,425 $	– $	717
Reinvested	358	44	1,150	6,606	–	296	116	–	52
Redeemed	(10,404)	(2,464)	(9,130)	(25,226)	–	(2,299)	(2,010)	–	(1,830)

Net Increase (Decrease)	$ (8,504) $	(1,384) $	(5,836) $	17,434 $	–	$ (511) $	531 $	– $	(1,061)

Shares:
Sold	178	119	248	3,973	–	168	269	–	84
Reinvested	41	5	133	764	–	34	13	–	6
Redeemed	(1,194)	(282)	(1,056)	(2,814)	–	(264)	(225)	–	(199)

Net Increase (Decrease)	(975)	(158)	(675)	1,923	–	(62)	57	–	(109)

Year Ended October 31, 2007
Dollars:
Sold	$ 31,482 $	3,559 $	4,134 $	41,803 $	–	$ 1,560 $	2,747 $	– $	2,396
Reinvested	1,022	46	1,740	7,604	1	434	142	1	340
Redeemed	(36,111)	(621)	(7,984)	(96,488)	–	(2,814)	(2,801)	–	(27,683)

Net Increase (Decrease)	$ (3,607) $	2,984 $	(2,110) $	(47,081) $	1	$ (820) $	88 $	1 $	(24,947)

Shares:
Sold	3,143	357	417	4,221	–	157	277	–	241
Reinvested	103	5	177	767	–	44	14	–	35
Redeemed	(3,633)	(63)	(811)	(9,617)	–	(285)	(284)	–	(2,774)

Net Increase (Decrease)	(387)	299	(217)	(4,629)	–	(84)	7	–	(2,498)

Distributions:
Year Ended October 31, 2008
From net investment income $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–

Total Dividends and Distributions $	(463) $	(68) $	(1,157) $	(6,607) $	–	$ (296) $	(118) $	(1) $	(52)

Year Ended October 31, 2007
From net investment income $	(1,213) $	(63) $	(1,748) $	(7,577) $	(1) $	(432) $	(142) $	(1) $	(335)
From net realized gain on
investments	(4)	–	(6)	(27)	–	(2)	–	–	(5)

Total Dividends and Distributions $	(1,217) $	(63) $	(1,754) $	(7,604) $	(1) $	(434) $	(142) $	(1) $	(340)

See accompanying notes.

148

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					West Coast Equity Fund

					Year Ended	Year Ended
					October 31, 2008	October 31, 2007

Operations
Net investment income (operating loss)					$ 8,896	$ 12,544
Net realized gain (loss) from investment transactions and foreign currency transactions					43,403	123,355
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
currencies					(583,144)	166,256

		Net Increase (Decrease) in Net Assets Resulting from Operations			(530,845)	302,155

Dividends and Distributions to Shareholders
From net investment income					(10,800)	(9,570)
From net realized gain on investments					(123,750)	(44,214)

				Total Dividends and Distributions	(134,550)	(53,784)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(341,695)	(250,221)
Redemption fees - Class A					1	3

				Total increase (decrease) in net assets	(1,007,089)	(1,847)

Net Assets
Beginning of period					1,910,880	1,912,727

End of period (including undistributed net investment income as set forth below)					$ 903,791	$ 1,910,880

Undistributed (overdistributed) net investment income (operating loss)					$ 6,033	$ 7,937

	Class A	Class B	Class C Institutional

Capital Share Transactions:
Year Ended October 31, 2008
Dollars:
Sold	$ 52,445 $	9,186 $	3,582 $	27,983
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(367,824)	(46,856)	(6,044)	(143,337)

Net Increase (Decrease)	$ (252,775) $	(25,664) $	(965) $	(62,291)

Shares:
Sold	1,320	264	103	685
Reinvested	1,402	309	38	1,175
Redeemed	(9,389)	(1,366)	(178)	(3,703)

Net Increase (Decrease)	(6,667)	(793)	(37)	(1,843)

Year Ended October 31, 2007
Dollars:
Sold	$ 87,518 $	14,822 $	5,251 $	4,368
Reinvested	22,332	4,160	491	24,623
Redeemed	(158,746)	(41,059)	(7,312)	(206,669)

Net Increase (Decrease)	$ (48,896) $	(22,077) $	(1,570) $ (177,678)

Shares:
Sold	1,944	375	131	95
Reinvested	510	108	13	556
Redeemed	(3,521)	(1,028)	(184)	(4,664)

Net Increase (Decrease)	(1,067)	(545)	(40)	(4,013)

Distributions:
Year Ended October 31, 2008
From net investment income $	(4,780) $	– $	– $	(6,020)
From net realized gain on
investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and Distributions $	(66,335) $	(13,476) $	(1,676) $	(53,063)

Year Ended October 31, 2007
From net investment income $	(3,642) $	– $	– $	(5,928)
From net realized gain on
investments	(20,195)	(4,772)	(552)	(18,695)

Total Dividends and Distributions $	(23,837) $	(4,772) $	(552) $	(24,623)

See accompanying notes.

149

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

California
Amounts in thousands	Municipal Fund

Cash Flows from Operating Activities:
Net decrease in net assets from operations	$ (56,642)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(156,238)
Proceeds from sale of investment securities	233,709
Decrease in cash from acquisition of California Insured Intermediate Municipal Bond Fund	(93)
Increase in capital shares sold receivable	(24)
Increase in accrued interest receivable	(227)
Increase in investment securities sold	(2,961)
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	21
Increase in capital shares reacquired	375
Increase in dividends payable	79
Decrease in interest expense and fees payable	(332)
Decrease in investment securities purchased	(8,664)
Net accretion of bond discounts and amortization of premiums	(1,102)
Unrealized depreciation on investments	62,852
Net realized loss from investments	10,097

Net cash used in operating activities	80,850

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(17,083)
Proceeds from shares sold	56,697
Payment on shares redeemed	(116,936)
Dividends and distributions paid to shareholders	(6,382)
Proceeds from redemption fees	7
Increase in line of credit	2,850

Net cash provided by financing activities	(80,847)

Net increase in cash	3

Cash:
Beginning of period	$ 97

End of period	$ 100

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 10,304
Issuance of shares in conjunction with acquisition of Principal California Insured Intermediate Municipal Bond Fund	79,746
Cash paid during the year for interest expense and fees	916

See accompanying notes.

150

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2008

Tax-Exempt Bond
Amounts in thousands	Fund

Cash Flows from Operating Activities:
Net decrease in net assets from operations	$ (29,751)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(181,027)
Proceeds from sale of investment securities	220,180
Increase in capital shares sold receivable	(14)
Decrease in accrued interest receivable	576
Increase in investment securities sold	(4,614)
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	22
Decrease in capital shares reacquired	(222)
Decrease in dividends payable	(88)
Decrease in interest expense and fees payable	(198)
Increase in investment securities purchased	1,308
Net accretion of bond discounts and amortization of premiums	(337)
Unrealized depreciation on investments and swap agreements	39,253
Net realized loss from investments	4,107

Net cash used in operating activities	49,195

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(9,632)
Proceeds from shares sold	29,820
Payment on shares redeemed	(65,016)
Dividends and distributions paid to shareholders	(4,335)
Proceeds from redemption fees	5

Net cash provided by financing activities	(49,158)

Net increase in cash	37

Cash:
Beginning of period	$ 60

End of period	$ 97

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 9,189
Cash paid during the year for interest expense and fees	668

See accompanying notes.

151

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At October 31, 2008, the Fund consists of 74 separate funds. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund I, MidCap Growth Fund III, MidCap Stock Fund, MidCap Value Fund II, Money Market Fund, Mortgage Securities Fund, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund, Tax-Exempt Bond Fund, Ultra Short Bond Fund, and West Coast Equity Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class B, Class C, Class J, Class S, Institutional, R-1, R-2, R-3, R-4 and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Class S, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc., respectively.

Effective January 10, 2007, the initial purchases of $10,000 of Class A and Class B shares of SmallCap Growth Fund were made by Principal Life Insurance Company.

Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund I, MidCap Growth Fund III, MidCap Value Fund II, Money Market Fund, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund, and Ultra Short Bond Fund were made by Principal Life Insurance Company.

Effective January 12, 2007, California Municipal Fund, Disciplined LargeCap Blend Fund, LargeCap Growth Fund, High Yield Fund, Income Fund, Diversified International Fund, MidCap Stock Fund, Money Market Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Value Fund, Mortgage Securities Fund, and West Coast Equity Fund (the “Acquiring Funds”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Trust I and WM Trust II (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated net investment income/loss, accumulated realized gains/losses and unrealized appreciation/depreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

Accumulated
				Net	Accumulated		Net Assets	Net Assets	Net Assets of
				Investment	Realized	Unrealized	of	of	Acquiring Fund
				Income/	Gains/	Appreciation	Acquired	Acquiring	following
Conversion Ratio
Acquired	Acquiring			(Loss)	(Losses)	(Depreciation)	Fund	Fund	acquisition
Class
Fund	Fund	A	B C I	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)

WM California	California Municipal
Municipal Fund*	Fund	1.00	1.00 1.00 N/A	$ 138	$ 742	$ 18,036	$ 398,852	—	$ 398,852

152

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2008

1. Organization (continued)
						Accumulated
						Net	Accumulated		Net Assets	Net Assets	Net Assets of
						Investment Realized		Unrealized	of	of	Acquiring Fund
						Income/	Gains/	Appreciation Acquired Acquiring			following
		Conversion Ratio
Acquired	Acquiring					(Loss)	(Losses)	(Depreciation)	Fund	Fund	acquisition
			Class
Fund	Fund	A	B C I			(000s)	(000s)	(000s)	(000s)	(000s)	(000s)

WM Growth & Income	Disciplined LargeCap
Fund	Blend Fund	1.59	1.54	1.51	1.59	—	(7,765)	519,637	2,351,132	1,074,834	3,425,966

WM Growth Fund	LargeCap Growth Fund	2.17	1.95	1.94	2.27	—	(182,164)	287,667	2,468,659	1,012,961	3,481,620

WM High Yield Fund*	High Yield Fund	1.00 1.00 1.00 1.00				928	(1,890)	71,874	1,279,416	—	1,279,416

WM Income Fund*	Income Fund	1.00	1.00	1.00	1.00	1,569	(18,709)	(2,667)	949,537	—	949,537

	Diversified
WM International	International
Growth Fund	Fund	0.81	0.77	0.75	0.82	(5,500)	(461)	171,434	1,252,475	866,788	2,119,263

WM Mid Cap Stock
Fund*	MidCap Stock Fund	1.00	1.00	1.00	1.00	(101)	4,548	330,139	1,035,815	—	187,654

WM Money Market
Fund	Money Market Fund	1.00	1.00	1.00	1.00	—	(4)	—	1,324,270	742,321	2,066,591

	Real Estate
WM REIT Fund	Securities Fund	0.67	0.66	0.66	0.67	—	—	153,242	501,306	1,435,213	1,936,519

WM Short Term	Short-Term
Income Fund*	Income Fund	0.20	N/A	0.20	0.20	207	(4,298)	(2,812)	235,427	—	235,427

WM Small Cap	SmallCap
Growth Fund	Growth Fund	1.74	1.50	1.52	1.81	—	(30,623)	43,997	398,431	48,409	446,840

WM Small Cap	SmallCap
Value Fund	Value Fund	0.57	0.57	0.57	0.57	—	4,429	19,964	309,138	262,371	571,509

WM U.S. Government	Mortgage
Securities Fund*	Securities Fund	1.00	1.00	1.00	1.00	385	(31,715)	(30,845)	1,690,434	—	1,690,434

WM West Coast	West Coast
Equity Fund*	Equity Fund	1.00	1.00	1.00	1.00	(42)	33,232	647,760	1,974,211	—	1,974,211

*Designates the survivor for accounting and performance reporting purposes (the “Reorganized Funds”).

Effective January 12, 2007, Equity Income Fund I (now known as Equity Income Fund) acquired all the assets and assumed all the liabilities of WM Equity Income Fund and Equity Income Fund (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Fund at an approximate exchange rate of 1.00 for WM Equity Income Fund Class A, Class B, Class C, and Institutional Class shares, and .60 for Equity Income Fund Class A and Class B shares. The aggregate net assets of WM Equity Income Fund, Equity Income Fund, and Equity Income Fund immediately prior to the acquisition were approximately $3,979,523,000 (including approximately $2,539,000 of accumulated net investment income, $49,241,000 of accumulated realized gains, and $755,745,000 of unrealized appreciation), $124,300,000 (including approximately $54,000 of accumulated net investment income, $37,000 of accumulated realized losses, and $7,424,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Fund immediately following the acquisition were $4,103,823,000. WM Equity Income Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Fund”).

153

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization (continued)

Effective January 12, 2007, Tax-Exempt Bond Fund I (now known as Tax-Exempt Bond Fund) acquired all the assets and assumed all the liabilities of WM Tax Exempt Bond Fund and Tax-Exempt Bond Fund (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Tax-Exempt Bond Fund at an approximate exchange rate of 1.00 for WM Tax Exempt Bond Fund Class A, Class B, and Class C shares, and 1.56 and 1.58 for Tax-Exempt Bond Fund Class A and Class B shares. The aggregate net assets of WM Tax Exempt Bond Fund, Tax-Exempt Bond Fund, and Tax-Exempt Bond Fund immediately prior to the acquisition were approximately $187,654,000 (including approximately $243,000 of accumulated net investment income, $246,000 of accumulated realized losses, and $12,928,000 of unrealized appreciation), $143,229,000 (including approximately $485,000 of accumulated net investment income, $2,643,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Tax-Exempt Bond Fund immediately following the acquisition were $330,883,000. WM Tax Exempt Bond Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Fund”).

Effective January 12, 2007, LargeCap Growth Fund II acquired all the assets and assumed all the liabilities of Partners LargeCap Growth Fund pursuant to a plan of acquisition approved by the shareholders of Partners LargeCap Growth Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from Partners LargeCap Growth Fund for shares of LargeCap Growth Fund II at an approximate exchange rate of 1.45 for Class J, 1.40 for Institutional, 1.40 for R-1, 1.42 for R-2, 1.42 for R-3, 1.41 for R-4, and 1.41 for R-5 shares. The aggregate net assets of Partners LargeCap Growth Fund and Partners LargeCap Growth Fund II immediately prior to the acquisition were approximately $132,168,000 (including approximately $42,000 of accumulated net investment operating loss and $10,810,000 of unrealized appreciation) and $748,188,000, respectively. The aggregate net assets of Partners LargeCap Growth Fund II immediately following the acquisition were $880,356,000.

Effective January 4, 2007, Class B shares of WM Short Term Income Fund discontinued operations and converted to Class A shares of WM Short Term Income Fund.

Effective October 1, 2007, the initial purchases of $10,000 of Class A and Class C shares of International Growth Fund, $1,500,000 of Class A and Class C shares and $2,000,000 of Institutional Class shares of Global Real Estate Securities Fund were made by Principal Life Insurance Company.

Effective February 22, 2008, California Municipal Fund acquired all the assets and assumed all the liabilities of California Insured Intermediate Municipal Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from California Insured Intermediate Municipal Fund for shares of California Municipal Fund at an approximate exchange rate of 1.04 for Class A, Class B, and Class C shares. The aggregate net assets of California Insured Intermediate Municipal Fund and California Municipal Fund immediately prior to the acquisition were approximately $79,746,000 (including approximately $137,000 of accumulated net investment income, $52,000 of accumulated realized losses, and $1,191,000 of unrealized appreciation) and $343,850,000, respectively. The aggregate net assets of California Municipal Fund immediately following the acquisition were $423,596,000.

Effective May 1, 2008, the initial purchase of $10,000 of Class S shares of Money Market Fund was made by Principal Life Insurance Company.

On June 9, 2008, the Board of Directors of Principal Funds, Inc., MidCap Growth Fund I approved an Agreement and Plan of Reorganization whereby, MidCap Growth Fund III will acquire all the assets of MidCap Growth Fund I subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of MidCap Growth Fund III. The Reorganization is expected to take place on November 21, 2008.

154

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

1. Organization (continued)

On June 13, 2008 Principal Investors Fund, Inc. changed its name to Principal Funds, Inc. In addition, the following Funds had name changes:

Former Fund Name	New Fund Name

Equity Income Fund I	Equity Income Fund

High Yield Fund II	High Yield Fund

Partners LargeCap Blend Fund	LargeCap Blend Fund II

Partners LargeCap Blend Fund I	LargeCap Blend Fund I

Partners LargeCap Growth Fund I	LargeCap Growth Fund I

Partners LargeCap Growth Fund II	LargeCap Growth Fund II

Partners LargeCap Value Fund	LargeCap Value Fund III

Partners MidCap Growth Fund	MidCap Growth Fund III

Partners MidCap Growth Fund I	MidCap Growth Fund I

Partners MidCap Value Fund	MidCap Value Fund II

Partners SmallCap Growth Fund II	SmallCap Growth Fund II

Tax-Exempt Bond Fund I	Tax-Exempt Bond Fund

Temporary Guarantee Program for Money Market Funds. Following approval by the Board of Directors of Principal Funds, Inc., Money Market Fund submitted to the United States Department of Treasury an agreement to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program will guarantee Money Market Fund shareholders that they will receive $1.00 per share they owned as of the close of business on September 19, 2008, or the number of shares held on the date the Fund’s market based net asset value falls below $0.995 per share and the Money Market Fund liquidates, whichever is less. The program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Money Market Fund on September 19, 2008.

The Program remains in effect until December 18, 2008, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors would need to approve the Money Market Fund’s continued participation in the Program and the Money Market Fund would need to reapply and pay an additional premium. The cost for participating in the initial three-month Program is 0.01% of the net assets of the Fund as of September 19, 2008 and was borne by the Money Market Fund. The cost for participating in the initial three-month Program incurred during the period ended October 31, 2008 is included as a component of miscellaneous expense on the statement of operations.

On November 24, 2008, the United States Treasury Department announced an extension of the Program to April 30, 2009. Money Market Fund has applied to participate in the extension.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

155

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 day until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International Emerging		International
International Fund		Securities Fund		Markets Fund		Growth Fund

Euro	22.3%	United States Dollar	45.3%	United States Dollar	30.6%	Euro	23.8%
British Pound	20.1	Japanese Yen	9.9	Hong Kong Dollar	16.3	British Pound	21.8
Japanese Yen	19.9	Hong Kong Dollar	9.7	Korean Won	12.0	Japanese Yen	21.5
United States Dollar	9.6	Australian Dollar	9.0	Taiwan Dollar	9.9	Swiss Franc	11.5
Swiss Franc	7.3	Euro	8.2	Brazilian Real	8.3	Canadian Dollar	6.0
Canadian Dollar	6.0	British Pound	6.4	South African Rand	5.4

156

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, Tax-Exempt Bond Fund and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Funds on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Funds’ financial statements.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

157

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

2. Significant Accounting Policies (Continued)

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At October 31, 2008, Diversified International Fund had a foreign tax refund receivable of $74,000, no deferred tax liability, and no capital loss carryforward, and International Emerging Markets Fund had a foreign tax refund receivable of $285,000, no deferred tax liability, and no capital loss carryforward, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Recent Accounting Pronouncements. In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

In September 2008, the FASB issued FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The FSP is effective for fiscal years and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of the FSP will have on the Funds’ financial statements and related disclosures.

3. Operating Policies

Custody Credits. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rates notes are included in each Funds’ schedule of investments.

158

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

3. Operating Policies (Continued)

Foreign Currency Contracts. At October 31, 2008, certain of the Funds owned forward contracts to buy or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of October 31, 2008 are included in the schedules of investments.

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ cost basis in the contract.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .4%. During the year ended October 31, 2008 Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund I, MidCap Stock Fund, MidCap Value Fund II, Money Market Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Growth Fund II, and Tax-Exempt Bond Fund each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

159

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

3. Operating Policies (Continued)

Options Contracts. Certain of the Funds may write call and put options on futures, swaps, securities or currencies it owns for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the year ended October 31, 2008, were as follows:

Government & High Quality Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$57,000,000	$108
Options written	—	20,000,000	313
Options expired	—	—	—
Options closed	—	(77,000,000)	(421)
Options exercised	—	—	—
Balance at end of period	—	—	—

Inflation Protection Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$64,000,000	$122
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(64,000,000)	(122)
Options exercised	—	—	—
Balance at end of period	—	—	—

Short Term Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$37,000,000	$70
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(37,000,000)	(70)
Options exercised	—	—	—
Balance at end of period	—	—	—

Ultra Short Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)

Beginning of period	—	$15,000,000	$28
Options written	120	—	183
Options expired	—	—	—
Options closed	(120)	(15,000,000)	(211)
Options exercised	—	—	—
Balance at end of period	—	—	—

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

160

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of October 31, 2008, the Funds had securities on loan as follows (in thousands):

	Market	Cash		Market	Cash
	Value	Collateral		Value	Collateral

Bond & Mortgage Securities Fund	$297,712	$304,575	LargeCap Value Fund III	$1,064	$1,085
Government & High Quality Bond Fund	24,392	24,823	Short-Term Bond Fund	15,329	15,642
Income Fund	1,306	1,497	Ultra Short Bond Fund	476	485
Inflation Protection Fund	76,621	78,811

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

161

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

3. Operating Policies (Continued)

Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. Swaps agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses. Notional principal amounts are used to express the extent of involvement in these contracts. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Details of swap agreements open at year end are included in the Funds' schedules of investments.

162

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Funds (in millions)								Net Assets of Funds (in millions)

		First Next Next Over $1.5								First	Next Next Over $1.5
		$500	$500	$500	billion					$500	$500	$500	billion

Disciplined LargeCap Blend Fund		.60%	.58%	.56% .55%		MidCap Growth Fund I				1.00%	.98%	.96%	.95%
Global Real Estate Securities Fund		.90	.88	.86	.85	MidCap Growth Fund III				1.00	.96	.94	.92
Government & High Quality Bond Fund		.40	.38	.36	.35	MidCap Value Fund II				1.00	.98	.96	.95
Inflation Protection Fund		.40	.38	.36	.35	Preferred Securities Fund				.75	.73	.71	.70
International Emerging Markets Fund		1.20	1.18	1.16	1.15	Real Estate Securities Fund				.85	.83	.81	.80
International Growth Fund		1.00	.98	.96	.95	Short-Term Bond Fund				.40	.38	.36	.35
LargeCap Blend Fund I		.45	.43	.41	.40	SmallCap Blend Fund				.75	.73	.71	.70
LargeCap Blend Fund II		.75	.73	.71	.70	SmallCap Growth Fund				.75	.73	.71	.70
LargeCap Growth Fund I		.75	.73	.71	.70	SmallCap Growth Fund II				1.00	.98	.96	.95
LargeCap Growth Fund II		.95	.93	.91	.90	SmallCap Value Fund				.75	.73	.71	.70
LargeCap S&P 500 Index Fund		.15	.15	.15	.15	Tax-Exempt Bond Fund I				.50	.48	.46	.45
LargeCap Value Fund		.45	.43	.41	.40	Ultra Short Bond Fund				.40	.39	.38	.37
MidCap Blend Fund		.65	.63	.61	.60

		Net Assets of Funds								Net Assets of Funds

		First $1			Over $1				First $2		Over $2
		billion			billion				billion		billion

California Municipal Fund		.50%			.45%	Income Fund				.50%	.45%
						Mortgage Securities Fund				.50	.45

		Net Assets of Funds (in millions)							Net Assets of Funds (in millions)

		First	Next		Over				First	Next		Over $1
		$200	$300		$500				$500	$500		billion

Short-Term Income Fund		.50%	.45%		.40%	West Coast Equity Fund			.625%	.50%		.375%

		Net Assets of Funds							Net Assets of Funds (in millions)

	First $1	Next $1	Next $1		Over $3				First		Over
	billion	billion	billion		billion				$250		$250

MidCap Stock Fund	.75%	.70%		.65%	.60%	High Yield Fund			.625%		.50%

				Net Assets of Funds (in millions)

		First	Next		Next	Next Next $1 Over $3
		$500	$500		$500	$500	billion billion

Bond & Mortgage Securities Fund		.55%		.53%	.51%	.50%	.48%	.45%
Diversified International Fund		.90		.88	.86	.85	.83	.80
Money Market Fund		.40		.39	.38	.37	.36	.35
LargeCap Value Fund III		.80		.78	.76	.75	.73	.70

			Net Assets of Funds (in millions)

		First	Next		Next $1 Next $1 Over $3
		$500	$500		billion billion		billion

LargeCap Growth Fund		.68%		.65%	.62%	.58%	.55%

		Net Assets of Funds (in millions)

		First	Next		Over
		$250	$250		$500

Equity Income Fund		.60%	.55%		.50%

163

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Class S shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services. In addition, Class S shares pays Principal Shareholder Services, Inc. a service fee computed at an annual percentage rate of Class S shares average daily net assets. The annual rates used in this calculation for Class S shares are as follows:

Net Assets of Funds (in millions)

First	Next	Next $4 Next $5		Next $10	Over $20
$500	$500	billion billion		billion	billion

.06%	.05%	.04%	.03%	.02%	.01%

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		From November 1, 2007 through October 31, 2008
	Class A	Class B	Class C	Class J	Institutional	Expiration

Bond & Mortgage Securities Fund	.94%	1.60%	1.75%**	N/A	N/A	June 30, 2009
Disciplined LargeCap Blend Fund	.88*	1.91*	1.82	N/A	N/A	February 28, 2009
Diversified International Fund	1.29*	2.30*	2.08	1.59%*	.90*	February 28, 2009
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 28, 2009
Government & High Quality Bond Fund	N/A	N/A	1.65	N/A	N/A	February 28, 2009
Income Fund	.90	1.64	1.65	N/A	N/A	February 28, 2009
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 28, 2009
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	February 28, 2009
International Growth Fund	1.60	N/A	2.35	N/A	N/A	February 28, 2009
LargeCap Blend Fund I	N/A	N/A	1.90	N/A	N/A	February 28, 2009
LargeCap Blend Fund II	N/A	N/A	2.20	N/A	N/A	February 28, 2009
LargeCap Growth Fund	1.28	2.26	2.03	N/A	N/A	February 28, 2009
LargeCap Growth Fund I	N/A	N/A	2.20	N/A	N/A	February 28, 2009
LargeCap Growth Fund II	1.70	N/A	2.45	1.75	N/A	February 28, 2009
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	February 28, 2009
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2009
LargeCap Value Fund III	N/A	N/A	2.25	N/A	N/A	February 28, 2009
MidCap Blend Fund	1.02	1.32	1.95**	N/A	N/A	June 30, 2008
MidCap Growth Fund I	1.75	N/A	2.50	N/A	N/A	February 28, 2009
MidCap Growth Fund III	1.75	2.50	2.50	N/A	N/A	February 28, 2009
MidCap Value Fund II	1.75	2.50	2.50	N/A	N/A	February 28, 2009
Money Market Fund	.64*	1.74*	1.79	N/A	N/A	February 28, 2009
Mortgage Securities Fund	.91	1.65	1.63	N/A	N/A	February 28, 2009
Preferred Securities Fund	1.00	N/A	1.75	1.60*	N/A	February 28, 2009
Real Estate Securities Fund	1.28	2.08	1.98	N/A	N/A	February 28, 2009
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2009
Short-Term Income Fund	.95	N/A	1.67	N/A	N/A	February 28, 2009
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	February 28, 2009
SmallCap Growth Fund	1.42*	2.57	2.21	1.50*	.75*	February 28, 2009
SmallCap Growth Fund II	1.95	2.70	2.70	2.05*	N/A	February 28, 2009
SmallCap Value Fund	1.35	2.29	2.08	1.47*	.75*	February 28, 2009
Tax-Exempt Bond Fund I	.76	1.15	1.65	N/A	N/A	February 28, 2009
Ultra Short Bond Fund	.75*	N/A	1.50	1.20*	N/A	February 28, 2009

*	The operating expense limit expired on February 28, 2008.

**	Expires February 28, 2009.

164

		NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
		October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

	Period from November 1, 2007 through February 28, 2008
	Class A	Class B	Class C	Expiration

California Municipal Fund	.83	1.59	1.59	February 28, 2008
Equity Income Fund	.87	1.73	1.65	February 28, 2008
High Yield Fund	.90	1.66	1.65	February 28, 2008
MidCap Stock Fund	1.10	2.06	1.95	February 28, 2008
West Coast Equity	.86	1.78	1.70	February 28, 2008

		Period from November 1, 2007 through February 28, 2008
	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Preferred	Select	Expiration

Diversified International Fund	1.47%	1.65%	1.78%	1.16%	1.28%	February 28, 2008
SmallCap Growth Fund	1.32	1.50	1.63	1.01	1.13	February 28, 2008
SmallCap Value Fund	1.32	1.50	1.63	1.01	1.13	February 28, 2008

Distribution and Shareholder Servicing Fees. The Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3 and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, Class S, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
SmallCap Blend Fund	Class J	.15
Short-Term Bond Fund	Class A	.15
Ultra Short Bond Fund	Class A	.15

From November 1, 2007 through December 31, 2007, the annual rate for Class J shares was .50%. Money Market Fund and SmallCap Blend Fund remained unchanged for the year ended October 31, 2008.

Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2008. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .40% for Class J shares. From November 1, 2007 through December 31, 2007 the limit was .45%.

165

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.50% for the Short-Term Bond Fund and Short-Term Income Fund; .25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P Index Fund, 2.50% for Short-Term Bond Fund and Short Term Income Fund, 4.50% for Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Preferred Securities Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the year ended October 31, 2008, were as follows (in thousands):

	Class A	Class B	Class C	Class J

Bond & Mortgage Securities Fund	$151	$ 44	$ 2	$58
California Municipal Fund	119	34	9	N/A
Disciplined LargeCap Blend Fund	125	74	1	N/A
Diversified International Fund	603	100	12	80
Equity Income Fund	548	1,106	41	N/A
Global Real Estate Securities Fund	16	N/A	—	N/A
Government & High Quality Bond Fund	184	70	3	18
High Yield Fund	298	187	64	N/A
Income Fund	77	130	5	N/A
Inflation Protection Fund	25	N/A	1	5
International Emerging Markets Fund	464	54	13	65
International Growth Fund	20	N/A	1	10
LargeCap Blend Fund I	141	19	2	11
LargeCap Blend Fund II	142	29	—	50
LargeCap Growth Fund	421	85	7	15
LargeCap Growth Fund I	109	17	1	16
LargeCap Growth Fund II	10	N/A	—	6
LargeCap S&P 500 Index Fund	62	N/A	3	68
LargeCap Value Fund	252	24	1	18
LargeCap Value Fund III	125	26	1	37
MidCap Blend Fund	571	78	3	53
MidCap Growth Fund I	12	N/A	—	N/A
MidCap Growth Fund III	114	14	1	8
MidCap Stock Fund	38	48	4	N/A
MidCap Value Fund II	38	3	1	12
Money Market Fund	45	298	17	279
Mortgage Securities Fund	22	29	—	N/A
Preferred Securities Fund	245	N/A	81	7
Real Estate Securities Fund	223	56	3	24
Short-Term Bond Fund	42	N/A	1	22
Short-Term Income Fund	20	N/A	2	N/A
SmallCap Blend Fund	136	20	—	14
SmallCap Growth Fund	42	12	1	8
SmallCap Growth Fund II	51	10	—	9
SmallCap Value Fund	72	10	3	16
Tax-Exempt Bond Fund	109	18	—	N/A
Ultra Short Bond Fund	9	N/A	3	3
West Coast Equity Fund	206	340	4	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

166

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

4. Management Agreement and Transactions with Affiliates (Continued)

At October 31, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Institutional	R - 1	R - 4

Bond & Mortgage Securities Fund	405	—	15,254	—	—
Diversified International Fund	—	—	3,720	—	—
Global Real Estate Securities Fund	150	150	200	N/A	N/A
Government & High Quality Bond Fund	136	—	—	—	—
LargeCap Growth Fund	—	—	9,137	—	—
LargeCap Value Fund	—	—	6,860	—	—
Money Market Fund	20,084	—	33,409	—	—
Short-Term Bond Fund	748	—	—	—	—
SmallCap Blend Fund	—	—	2,492	—	—
Ultra Short Bond Fund	—	—	—	1	1

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund and Preferred Securities Fund, $43,000 and $1,037,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2008. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Year Ended October 31, 2008

LargeCap Growth Fund II	$84
MidCap Value Fund II	16
SmallCap Growth Fund II	14

5. Capital Share Transactions

For the year ended October 31, 2008, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Year Ended October 31, 2008

	Shares	Dollars

Bond & Mortgage Securities Fund	189	$ 1,860
California Municipal Fund	1,150	11,684
Disciplined LargeCap Blend Fund	678	9,253
Diversified International Fund	577	7,022
Equity Income Fund I	660	12,410
Government & High Quality Bond Fund	343	3,384
High Yield Fund	429	3,385
Income Fund	333	2,948
International Emerging Markets Fund	58	1,480
LargeCap Blend Fund I	288	2,464
LargeCap Blend Fund II	115	1,069
LargeCap Growth Fund	3,879	32,334
LargeCap Growth Fund I	198	1,465
LargeCap Value Fund	244	2,565
LargeCap Value Fund III	96	1,091
MidCap Blend Fund	556	7,229
MidCap Growth Fund III	128	1,186
MidCap Stock Fund	157	2,233
MidCap Value Fund II	3	34
Money Market Fund	4,311	4,311
Mortgage Securities Fund	233	2,458
Real Estate Securities Fund	66	1,064
SmallCap Blend Fund	180	2,456
SmallCap Growth Fund	196	1,529
SmallCap Growth Fund II	42	316
SmallCap Value Fund	8	126
Tax-Exempt Bond Fund	382	2,688
West Coast Equity Fund	422	14,710

167

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

6. Investment Transactions

For the year ended October 31, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales

Bond & Mortgage Securities Fund	$10,748,257	$10,545,771	LargeCap Value Fund III	$1,489,686	$1,224,945
California Municipal Fund	156,235	233,709	MidCap Blend Fund	215,078	288,134
Disciplined LargeCap Blend Fund	3,762,095	4,421,024	MidCap Growth Fund I	281,813	304,879
Diversified International Fund	2,133,959	2,237,215	MidCap Growth Fund III	1,393,675	1,182,167
Equity Income Fund	2,562,158	3,522,689	MidCap Stock Fund	166,987	367,054
Global Real Estate Securities	9,660	6,237	MidCap Value Fund II	902,199	1,041,421
Government & High Quality Bond Fund	1,226,551	1,240,741	Mortgage Securities Fund	78,095	481,539
High Yield Fund	692,032	437,602	Preferred Securities Fund	1,083,767	225,068
Income Fund	144,492	148,662	Real Estate Securities Fund	889,960	679,076
Inflation Protection Fund	13,018	78,592	Short-Term Bond Fund	54,042	110,450
International Emerging Markets Fund	1,760,467	1,611,572	Short-Term Income Fund	287,395	165,794
International Growth Fund	2,924,544	2,707,383	SmallCap Blend Fund	153,945	198,379
LargeCap Blend Fund I	1,036,820	852,611	SmallCap Growth Fund	202,528	298,524
LargeCap Blend Fund II	556,551	612,437	SmallCap Growth II	418,438	501,394
LargeCap Growth Fund	2,799,742	3,686,232	SmallCap Value Fund	517,454	501,659
LargeCap Growth Fund I	1,235,360	1,068,541	Tax-Exempt Bond Fund	181,027	220,180
LargeCap Growth Fund II	2,986,558	1,876,774	Ultra Short Bond Fund	21,192	52,671
LargeCap S&P 500 Index Fund	148,583	84,222	West Coast Equity Fund	136,931	612,866
LargeCap Value Fund	1,120,198	1,024,200

For the year ended October 31, 2008, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales	Purchases	Sales

Bond & Mortgage Securities Fund	$614,882	$683,084 Mortgage Securities Fund	$ —	$ 42,444
Government & High Quality Bond Fund	86,130	127,859 Short-Term Bond Fund	5,602	34,868
High Yield Fund	—	10,623 Short-Term Income Fund	88,843	108,372
Income Fund	32,186	132,463 Ultra Short Bond Fund	1,993	9,031
Inflation Protection Fund	185,713	111,392

The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Certain of the Funds experienced an in-kind-redemption during the year ended October 31, 2008. The in-kind redemption resulted in realized gains (losses) of $20,595,000, $14,435,000, ($10,984,000), $7,173,000, $661,000, ($3,542,000), ($2,764,000), and $29,454,000, for Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, LargeCap Growth Fund, LargeCap Growth Fund II, MidCap Stock Fund, SmallCap Growth Fund, and West Coast Equity Fund, respectively. These realized gains (losses) are included in net realized gain (loss) from investment transactions on the statement of operations.

168

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2008 and October 31, 2007 were as follows (amounts in thousands):

			Tax-Exempt		Long-Term
	Ordinary Income		Income**		Capital Gain^		Return of Capital		Section 1250 Gains

	2008	2007	2008	2007	2008	2007	2008	2007	2008	2007

						$
Bond & Mortgage Securities Fund	140,512	$120,154	$—	$ —	—	—	$—	$—	$ —	$ —
California Municipal Fund*	—	1	16,686	16,057	—	2,471	—	—	—	—
Disciplined LargeCap Blend Fund	38,008	11,432	—	—	415,077	23,879	—	—	—	—
Diversified International Fund	96,425	26,722	—	—	229,056	52,561	—	—	—	—
Equity Income Fund	197,593	70,881	—	—	259,573	196,339	—	—	—	—
Global Real Estate Securities Fund	138	—	—	—	—	—	—	—	—	—
Government & High Quality Bond Fund	15,489	16,284	—	—	—	—	—	—	—	—
High Yield Fund	126,534	115,516	—	—	38,075	24,846	—	—	—	—
Income Fund	66,976	69,599	—	—	—	—	—	—	—	—
Inflation Protection Fund	40,806	17,260	—	—	—	—	7,447	—	—	—
International Emerging Markets Fund	177,393	21,464	—	—	55,661	8,482	—	—	—	—
International Growth Fund	90,391	61,780	—	—	127,096	77,467	—	—	—	—
LargeCap Blend Fund I	10,840	1,893	—	—	22,772	—	—	—	—	—
LargeCap Blend Fund II	32,048	25,065	—	—	68,604	30,246	—	—	—	—
LargeCap Growth Fund	20,684	4,154	—	—	43,699	12,172	8,589	—	—	—
LargeCap Growth Fund I	18,638	13,545	—	—	62,120	45,889	—	—	—	—
LargeCap Growth Fund II	51,402	31,808	—	—	48,590	26,325	—	—	—	—
LargeCap S&P 500 Index Fund	17,641	11,671	—	—	10,195	3,039	—	—	—	—
LargeCap Value Fund	23,404	11,030	—	—	57,148	34,028	—	—	—	—
LargeCap Value Fund III	73,936	38,659	—	—	137,764	114,676	—	—	—	—
MidCap Blend Fund	12,486	15,260	—	—	73,740	63,223	—	—	—	—
MidCap Growth Fund I	18,290	10,426	—	—	17,164	21,153	—	—	—	—
MidCap Growth Fund III	987	1,273	—	—	46,620	13,170	294	—	—	—
MidCap Stock Fund	15,917	9,781	—	—	94,504	41,972	—	—	—	—
MidCap Value Fund II	45,044	24,120	—	—	29,722	34,958	—	—	—	—
Money Market Fund	80,699	98,162	—	—	—	—	—	—	—	—
Mortgage Securities Fund	75,056	82,101	—	—	—	—	355	—	—	—
Preferred Securities Fund	84,591	41,009	—	—	—	—	—	—	—	—
Real Estate Securities Fund	50,905	11,143	—	—	352,110	100,584	—	—	2,800	2,768
Short-Term Bond Fund	13,283	12,646	—	—	—	—	—	—	—	—
Short-Term Income Fund	18,888	9,954	—	—	—	—	—	—	—	—
SmallCap Blend Fund	7,829	1,561	—	—	20,334	25,794	—	—	—	—
SmallCap Growth Fund	—	110	—	—	24,053	1,970	—	—	—	—
SmallCap Growth Fund II	6,788	—	—	—	30,683	46,563	—	—	—	—
SmallCap Value Fund	18,232	7,198	—	—	27,984	4,780	—	—	—	—
Tax-Exempt Bond Fund	13	1	13,511	12,603	—	550	—	—	—	—
Ultra Short Bond Fund	8,762	11,512	—	—	—	44	—	—	—	—
West Coast Equity Fund	10,800	11,204	—	—	123,750	42,580	—	—	—	—

*In addition to the distributions shown above, California Municipal Fund had return of capital distributions of $80,000. **The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

The acquisitions of WM California Insured Intermediate Municipal Fund, WM California Municipal Fund, WM Equity Income Fund, WM High Yield Fund, WM Income Fund, WM Mid Cap Stock Fund, WM U.S. Government Securities Fund, WM Short Term Income Fund, WM Tax Exempt Bond Fund, and WM West Coast Equity Fund, by corresponding series of Principal Funds, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown for 2007 include the respective Acquired Fund distributions prior to the reorganizations.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

169

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2008, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains

Bond & Mortgage Securities Fund*	$ 3,237	$ —	$ —
California Municipal Fund	—	109	—
Disciplined LargeCap Blend Fund	31,049	—	—
Diversified International Fund*	30,134	—	—
Equity Income Fund	6,260	—	—
Global Real Estate Securities Fund	42	—	—
Government & High Quality Bond Fund	843	—	—
High Yield Fund	4,117	—	—
Income Fund	5	—	—
International Emerging Markets Fund	8,090	—	—
International Growth Fund	30,139	—	—
LargeCap Blend Fund I	10,046	—	—
LargeCap Blend Fund II	7,188	—	—
LargeCap Growth Fund II	6,261	—	—
LargeCap S&P 500 Index Fund	13,357	—	—
LargeCap Value Fund	12,939	—	—
LargeCap Value Fund III	37,209	—	—
MidCap Blend Fund	—	—	32,304
MidCap Stock Fund	2,516	—	305
MidCap Value Fund II	3,904	—	—
Preferred Securities Fund	2,187	—	—
Real Estate Securities Fund	2,213	—	—
Short-Term Bond Fund	17	—	—
Short-Term Income Fund	19	—	—
SmallCap Blend Fund	333	—	—
SmallCap Value Fund	1,843	—	—
Tax-Exempt Bond Fund	—	67	—
Ultra Short Bond Fund	113	—	—
West Coast Equity Fund	6,033	—	44,442

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

170

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. October 31, 2008

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2008, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:

									Annual
	2009	2010	2011	2012	2013	2014	2015	2016	Limitations*

Bond & Mortgage Securities Fund	$1,281	$ —	$ —	$ —	$2,386	$6,971	$5,293	$49,435	$ —
California Municipal Bond Fund	—	—	—	—	—	—	1,415	10,847	—
Disciplined LargeCap Blend Fund	—	—	—	—	—	—	—	282,137	—
Diversified International Fund	398	1,183	586	—	—	—	—	218,904	516
Equity Income Fund	—	—	—	—	—	—	—	281,914	—
Global Real Estate Securities Fund	—	—	—	—	—	—	8	1,427	—
Government & High Quality Bond Fund	—	—	1,681	525	1,535	4,014	1,729	—	—
High Yield Fund	—	—	—	—	—	—	—	5,508	—
Income Fund	—	1,212	892	—	1,047	—	2,036	—	—
Inflation Protection Fund	—	—	—	—	—	1,338	4,175	8,044	—
International Emerging Markets Fund	—	—	—	—	—	—	—	172,450	—
International Growth Fund	—	—	—	—	—	—	—	339,871	—
LargeCap Blend Fund I	—	—	—	—	—	—	—	99,148	—
LargeCap Blend Fund II	—	—	—	—	—	—	—	29,297	—
LargeCap Growth Fund	21,343	2,581	14,931	—	—	—	—	48,001	138
LargeCap Growth Fund I	5,526	—	115	296	—	—	—	84,598	2,763
LargeCap Growth Fund II	—	—	—	—	—	—	—	91,597	62,861
LargeCap S&P 500 Index Fund	—	—	—	—	—	—	—	20,129	—
LargeCap Value Fund	—	—	—	—	—	—	—	111,812	—
LargeCap Value Fund III	—	—	—	—	—	—	—	109,903	—
MidCap Growth Fund I	—	—	—	—	—	—	—	14,106	—
MidCap Growth Fund III	937	806	—	—	—	—	—	95,184	269
MidCap Value Fund II	—	—	—	—	—	—	—	72,150	—
Money Market Fund	—	—	—	—	—	—	—	3,741	—
Mortgage Securities Fund	—	852	6,859	7,815	5,054	7,754	3,147	2,031	—
Preferred Securities Fund	—	—	—	3,453	716	675	3,787	130,624	—
Real Estate Securities Fund	—	—	—	—	—	—	—	177,793	—
Short-Term Bond Fund	895	—	1,572	2,029	1,226	2,068	1,597	3,535	—
Short-Term Income Fund	381	1,139	684	241	—	431	240	2,743	—
SmallCap Blend Fund	—	—	—	—	—	—	—	18,090	—
SmallCap Growth Fund	—	1,627	—	—	—	—	—	22,315	542
SmallCap Growth Fund II	112	—	—	—	—	—	—	33,226	—
SmallCap Value Fund	—	—	—	—	—	—	—	62,911	—
Tax-Exempt Bond Fund	—	—	—	—	—	—	1,229	3,675	—
Ultra Short Bond Fund	—	—	—	—	—	—	661	3,170	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

171

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.00%)			PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)			Electric - Integrated (continued)
Dynegy Inc (a)	99 $	-	Xcel Energy Inc 7.60%	31,300 $	746

TOTAL COMMON STOCKS	$ -				5,312

PREFERRED STOCKS (1.77%)			Fiduciary Banks (0.04%)
Cable TV (0.06%)			BNY Capital V	45,300	969
Comcast Corp 6.63%	40,700	737
Comcast Corp 7.00%; Series B	35,900	720	Finance - Consumer Loans (0.04%)

		1,457	HSBC Finance Corp 6.88%	51,900	1,093

Commercial Banks (0.12%)			Finance - Investment Banker & Broker (0.11%)
ASBC Capital I	11,600	206	Credit Suisse Guernsey Ltd	22,600	433
Barclays Bank PLC 7.10%	49,100	774	JP Morgan Chase Capital XI	16,700	347
Barclays Bank PLC 7.75%	15,396	256	JP Morgan Chase Capital XII	800	16
BB&T Capital Trust V (a)	35,100	850	JP Morgan Chase Capital XIV	22,400	445
National Bank of Greece SA (a)	11,422	211	JP Morgan Chase Capital XXVI	13,100	306
VNB Capital Trust I	15,466	333	Morgan Stanley Capital Trust III	13,400	200
Zions Capital Trust B	15,600	339	Morgan Stanley Capital Trust IV	62,400	910

		2,969	Morgan Stanley Capital Trust V	4,100	54

Diversified Banking Institutions (0.06%)					2,711

Citigroup Inc 8.13%	20,000	337	Finance - Other Services (0.03%)
JP Morgan Chase & Co	7,100	177	ABN AMRO Capital Funding Trust VII	50,500	615
Royal Bank of Scotland Group PLC 5.75%;			National Rural Utilities Cooperative Finance
Series L	29,097	306	Corp 6.10%	4,800	83
Royal Bank of Scotland Group PLC 6.13%;			National Rural Utilities Cooperative Finance
Series R	18,700	198	Corp 6.75%	3,800	76

Royal Bank of Scotland Group PLC 6.25%;					774

Series P	3,000	32
Royal Bank of Scotland Group PLC 6.60%;			Financial Guarantee Insurance (0.00%)
Series S	26,900	295	Financial Security Assurance Holdings Ltd
Royal Bank of Scotland Group PLC 6.75%;			6.25%	4,000	22
Series Q	1,377	15	Financial Security Assurance Holdings Ltd

		1,360	6.88%	1,200	10

					32

Diversified Financial Services (0.04%)
Citigroup Capital IX	5,000	80	Investment Management & Advisory Services (0.03%)
Citigroup Capital VII	12,000	207	Deutsche Bank Contingent Capital Trust II	52,300	781
Citigroup Capital X	14,100	209
			Life & Health Insurance (0.07%)
Citigroup Capital XI	13,200	195
			Delphi Financial Group Inc 7.38%	9,100	91
Citigroup Capital XIX	9,300	157
			Delphi Financial Group Inc 8.00%	21,800	288
Citigroup Capital XV	1,500	23
			Lincoln National Capital VI	2,000	31
Citigroup Capital XVI	9,900	147
			Lincoln National Corp 6.75%	4,000	58
General Electric Capital Corp 6.45%	1,200	27

			PLC Capital Trust III	30,900	386
		1,045

			PLC Capital Trust IV	7,400	85
Electric - Integrated (0.22%)			PLC Capital Trust V	23,800	269
Alabama Power Co - Series 2007B	59,400	1,363	Protective Life Corp	16,300	209
FPL Group Capital Inc 7.45%	72,800	1,776	Prudential Financial Inc	14,900	289

Georgia Power Co 5.90%	6,100	134			1,706

Georgia Power Co 6.375%	1,300	32
			Money Center Banks (0.06%)
Gulf Power Co	2,300	51
			Santander Finance Preferred SA Unipersonal
PPL Capital Funding Inc	20,400	485	6.50%	4,600	74
PPL Energy Supply LLC	29,700	725

See accompanying notes

172

Schedule of Investments

Bond & Mortgage Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Money Center Banks (continued)			Reinsurance (continued)
Santander Finance Preferred SA Unipersonal			RenaissanceRe Holdings Ltd - Series C	5,900 $	83
6.80%	76,686 $	1,311	RenaissanceRe Holdings Ltd - Series D	24,200	395

UBS Preferred Funding Trust IV	4,900	69			1,406

		1,454

			REITS - Apartments (0.02%)
Multi-Line Insurance (0.08%)			BRE Properties Inc - Series C	19,800	316
Aegon NV 6.375%	48,050	480	BRE Properties Inc - Series D	2,600	42
Aegon NV 6.50%	6,500	64	Equity Residential	3,000	51
Aegon NV 7.25%	17,242	197	UDR Inc	7,100	121

Allianz SE	13,300	259			530

ING Groep NV 6.13%	11,200	139
			REITS - Diversified (0.06%)
ING Groep NV 6.38%	28,700	362
			Duke Realty Corp 6.60%	57,100	628
ING Groep NV 7.05%	12,000	164
			Duke Realty Corp 6.95%	3,500	46
ING Groep NV 7.20%	4,000	55
			Duke Realty Corp 8.38%	10,000	143
ING Groep NV 7.38%	11,100	161
			PS Business Parks Inc Series H	20,000	310
ING Groep NV 8.50%	3,200	55

			PS Business Parks Inc Series I	1,400	21
		1,936

			PS Business Parks Inc Series M	8,500	128
Multimedia (0.02%)			PS Business Parks Inc Series P	15,400	230
Viacom Inc	27,400	473	Vornado Realty Trust - Series F	4,000	64

					1,570

Property & Casualty Insurance (0.06%)
Berkley W R Capital Trust	64,900	943	REITS - Office Property (0.01%)
Markel Corp	20,000	410	HRPT Properties Trust - Series B	25,000	312

		1,353

			REITS - Shopping Centers (0.10%)
Regional Banks (0.26%)			Developers Diversified Realty Corp 7.50%	24,600	246
BAC Capital Trust IV	4,300	75	Kimco Realty Corp 7.75%	38,599	665
BAC Capital Trust V	18,800	329	Regency Centers Corp 7.45%	20,100	344
BAC Capital Trust VIII	78,500	1,452	Weingarten Realty Investors 6.50%	84,500	1,289

Fleet Capital Trust VIII	600	12			2,544

KeyCorp Capital IX	41,600	593
			REITS - Single Tenant (0.01%)
KeyCorp Capital V	17,300	244
			Realty Income Corp - Series D	20,700	346
PNC Capital Trust C	17,600	405
PNC Capital Trust D	36,500	719
			REITS - Storage (0.01%)
SunTrust Capital IX	19,400	415	Public Storage Inc 6.63%; Series M	8,500	147
USB Capital VI	10,200	191	Public Storage Inc 6.95%; Series H	3,500	63

USB Capital VII	15,900	309			210

USB Capital XI	5,600	120
Wachovia Capital Trust IV	1,500	24	REITS - Warehouse & Industrial (0.05%)
			AMB Property Corp - Series P	80,400	1,153
Wachovia Capital Trust IX	6,000	97
			First Industrial Realty Trust Inc - Series J	2,500	26
Wachovia Corp 7.25%	1,400	23
			First Industrial Realty Trust Inc - Series K	1,400	17

Wells Fargo Capital IX	1,900	38
					1,196

Wells Fargo Capital VII	31,000	617
Wells Fargo Capital XI	14,300	300	Special Purpose Entity (0.11%)
Wells Fargo Capital XII	17,300	428	Corporate-Backed Trust Certificates 6.00%	9,900	158

		6,391	Corporate-Backed Trust Certificates 6.30%	3,100	48

			CORTS Trust for Bellsouth Capital Funding	12,600	303
Reinsurance (0.06%)
			CORTS Trust for First Union Institutional
Everest Re Capital Trust II	43,400	638
			Capital I	17,800	387
PartnerRe Ltd 6.50%	10,000	169
			CORTS Trust for SunAmerica	8,462	69
PartnerRe Ltd 6.75%	6,900	121
			CORTS Trust for Walt Disney Co/The	2,600	64

See accompanying notes

173

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Apparel Manufacturers (0.03%)
Deutsche Bank Capital Funding Trust VIII	12,510 $	201	Rafaella Apparel Group Inc
Merrill Lynch Capital Trust I	36,000	590	11.25%, 6/15/2011	$ 1,807 $	705
PreferredPlus TR-CCR1 6.00%; Series GSC3	22,700	312
			Appliances (0.06%)
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500	25
			Whirlpool Corp
SATURNS 2003-06 6.00%; Series GS	2,000	32
			3.32%, 6/15/2009 (b)(f)	1,600	1,596
SATURNS 2003-11 5.63%; Series GS	2,500	36
SATURNS 2003-13 6.25%; Series CSFB	2,500	41	Asset Backed Securities (4.01%)
SATURNS 2004-04 6.00%; Series GS	2,200	33	Ameriquest Mortgage Securities Inc
SATURNS 2004-06 6.00%; Series GS	22,900	338	3.56%, 3/25/2035 (b)(f)	242	207

		2,637	3.49%, 7/25/2035 (b)(f)	215	211

			Carrington Mortgage Loan Trust
Telephone - Integrated (0.02%)
			3.54%, 12/25/2035 (f)	6,172	5,620
AT&T Inc	23,300	557
			Chase Funding Mortgage Loan Asset-Backed
			Certificates
Television (0.02%)			3.56%, 7/25/2033 (b)(f)	3,290	2,844
CBS Corp 6.75%	26,100	384	3.76%, 9/25/2033 (f)	664	267

TOTAL PREFERRED STOCKS	$ 43,508		3.49%, 12/25/2033 (f)	61	54

	Principal		CNH Equipment Trust
	Amount	Value	4.12%, 5/15/2012	8,890	8,496
	(000's)	(000's)	Countrywide Asset-Backed Certificates

BONDS (66.91%)			4.33%, 1/25/2034 (f)	39	26
Advertising Agencies (0.02%)			3.78%, 6/25/2035 (f)	2,800	2,402
Interpublic Group of Cos Inc			3.92%, 12/25/2035 (f)	2,600	1,429
6.25%, 11/15/2014	$ 725	482	3.55%, 2/25/2036 (b)(f)	6,432	6,174
			3.42%, 2/25/2037 (f)	7,775	5,294
Aerospace & Defense Equipment (0.05%)			3.43%, 6/25/2037 (f)	4,032	2,348
GenCorp Inc			3.39%, 11/25/2037 (b)(f)	5,320	4,359
9.50%, 8/15/2013	1,410	1,227
			Countrywide Home Equity Loan Trust
			4.79%, 12/15/2035 (f)	1,185	483
Agricultural Operations (0.56%)
			4.76%, 5/15/2036 (f)	4,127	2,064
Bunge Ltd Finance Corp
4.38%, 12/15/2008 (b)	7,564	7,540	First Franklin Mortgage Loan Asset Backed
			Certificates
Cargill Inc			3.64%, 10/25/2034 (b)(f)	68	66
5.20%, 1/22/2013 (c)	6,900	6,272

			First-Citizens Home Equity Loan LLC
		13,812	4.77%, 9/15/2022 (c)(f)	1,087	849

Airlines (0.33%)			Ford Credit Floorplan Master Owner Trust
American Airlines Inc			5.01%, 6/15/2011 (b)(f)	2,515	2,392
7.25%, 2/ 5/2009	3,150	3,091	GMAC Mortgage Corp Loan Trust
Continental Airlines Inc			3.44%, 8/25/2035 (f)	1,951	1,064
5.98%, 4/19/2022	1,870	1,300	3.47%, 11/25/2036 (f)	13,251	5,301
Delta Air Lines Inc			Great America Leasing Receivables
7.11%, 9/18/2011 (d)	1,000	935	5.39%, 9/15/2011 (c)	1,295	1,267
7.57%, 12/30/2049	450	433	Indymac Residential Asset Backed Trust
Northwest Airlines Inc			3.45%, 4/25/2037 (b)(f)	2,000	1,708
7.03%, 11/ 1/2019	1,250	959	JP Morgan Mortgage Acquisition Corp
Southwest Airlines Co 2007-1 Pass Through			3.43%, 4/25/2036 (f)	4,850	4,146
Trust			5.45%, 11/25/2036 (b)	6,230	5,483
6.15%, 8/ 1/2022 (e)	1,479	1,332	3.34%, 12/25/2036 (b)(f)	1,873	1,713

		8,050	3.34%, 3/25/2037 (b)(f)	2,536	2,362

			3.41%, 3/25/2037 (f)	3,820	2,822
			3.42%, 5/ 1/2037 (f)	7,850	4,966

See accompanying notes

174

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
Lehman XS Trust			Capital Auto Receivables Asset Trust
3.67%, 11/25/2035 (f)	$ 3,221 $	1,946	3.92%, 11/16/2009 (b)	$ 2,000 $	1,985
Long Beach Mortgage Loan Trust			5.34%, 1/15/2010 (b)(c)(f)	2,986	2,956
3.79%, 6/25/2034 (f)	450	308	4.79%, 3/15/2010 (b)(f)	2,642	2,617
3.76%, 2/25/2035 (f)	3,000	2,429	4.93%, 6/15/2010 (b)(f)	1,070	1,052
3.41%, 7/25/2036 (f)	6,660	3,563	5.52%, 3/15/2011 (f)	3,445	3,218
3.37%, 10/25/2036 (f)	2,625	1,820	4.68%, 10/15/2012 (f)	6,740	6,333
3.43%, 12/25/2036 (f)	2,175	936	Capital One Auto Finance Trust
Marriott Vacation Club Owner Trust			4.60%, 10/15/2012 (b)(f)	3,224	2,963
5.52%, 5/20/2029 (c)(f)	1,583	1,441	Daimler Chrysler Auto Trust
Merrill Lynch Mortgage Investors Inc			4.71%, 9/10/2012	3,130	2,870
3.49%, 7/25/2036 (f)	355	283	Ford Credit Auto Owner Trust
MSDWCC Heloc Trust			5.30%, 6/15/2012	3,095	2,671
3.45%, 7/25/2017 (f)	606	414	5.60%, 10/15/2012	1,315	1,084
Ownit Mortgage Loan Asset Backed Certificates			5.69%, 11/15/2012 (f)	905	749
3.56%, 8/25/2036 (b)(f)	677	656	Honda Auto Receivables Owner Trust
Popular ABS Mortgage Pass-Through Trust			4.74%, 2/15/2011 (b)(f)	2,975	2,889
3.53%, 5/25/2035 (f)	1,503	1,224	Hyundai Auto Receivables Trust
3.52%, 11/25/2035 (b)(f)	1,281	1,264	4.96%, 1/17/2012 (b)(f)	1,840	1,772
Residential Asset Mortgage Products Inc			Merrill Auto Trust Securitization
3.53%, 7/25/2035 (b)(f)	1,074	1,029	5.71%, 12/15/2010 (b)(f)	3,400	3,350
SACO I Inc			Volkswagen Auto Loan Enhanced Trust
3.40%, 9/25/2036 (f)	1,316	265	4.50%, 7/20/2012	3,260	3,158
Saxon Asset Securities Trust			WFS Financial Owner Trust
3.78%, 3/25/2035 (f)	2,500	1,915	4.50%, 5/17/2013	1,960	1,883
Swift Master Auto Receivables Trust			World Omni Auto Receivables Trust
4.66%, 6/15/2012 (b)(f)	3,300	2,880	4.13%, 3/15/2011 (b)(f)	3,400	3,294

		98,790			46,573

Auto - Car & Light Trucks (0.11%)			Beverages - Non-Alcoholic (0.17%)
Daimler Finance North America LLC			Coca-Cola HBC Finance BV
5.75%, 9/ 8/2011	2,000	1,602	5.13%, 9/17/2013	345	325
General Motors Corp			Panamerican Beverages Inc
7.13%, 7/15/2013	845	287	7.25%, 7/ 1/2009	4,000	3,940

8.38%, 7/15/2033	2,260	734			4,265

		2,623

			Beverages - Wine & Spirits (0.12%)
Auto/Truck Parts & Equipment - Original (0.11%)			Constellation Brands Inc
Stanadyne Corp			8.38%, 12/15/2014	1,200	1,068
10.00%, 8/15/2014	700	539	7.25%, 5/15/2017	2,235	1,855

Tenneco Inc					2,923

10.25%, 7/15/2013	1,485	1,262
8.13%, 11/15/2015	500	260	Brewery (0.26%)
Titan International Inc			SABMiller PLC
			4.18%, 7/ 1/2009 (b)(c)(f)	2,165	2,159
8.00%, 1/15/2012	750	668

			6.50%, 7/15/2018 (c)	5,000	4,324

		2,729

					6,483

Auto/Truck Parts & Equipment - Replacement (0.03%)
Allison Transmission			Broadcasting Services & Programming (0.05%)
11.00%, 11/ 1/2015 (c)	1,250	781	Clear Channel Communications Inc
			4.25%, 5/15/2009	1,375	1,203
Automobile Sequential (1.89%)
AmeriCredit Automobile Receivables Trust			Building - Residential & Commercial (0.12%)
4.07%, 4/ 6/2012 (b)(f)	1,815	1,729	DR Horton Inc
			8.00%, 2/ 1/2009	1,595	1,539

See accompanying notes

175

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building - Residential & Commercial			Cable TV (continued)
(continued)			Kabel Deutschland GmbH
DR Horton Inc (continued)			10.63%, 7/ 1/2014	$ 450 $	378
6.00%, 4/15/2011	$ 250 $	193
			Rogers Cable Inc
M/I Homes Inc			7.88%, 5/ 1/2012	2,450	2,421
6.88%, 4/ 1/2012	2,000	1,200

			6.75%, 3/15/2015	3,000	2,680
		2,932

			Time Warner Cable Inc
Building & Construction - Miscellaneous (0.02%)			6.20%, 7/ 1/2013	5,690	5,191
Dycom Industries Inc			Unitymedia GmbH
8.13%, 10/15/2015	830	560	10.38%, 2/15/2015 (c)(g)	1,200	786

					42,305

Building & Construction Products -
Miscellaneous (0.02%)			Casino Hotels (0.30%)
Ply Gem Industries Inc			Caesars Entertainment Inc
11.75%, 6/15/2013 (c)	575	380	7.88%, 3/15/2010	235	133
			Harrah's Operating Co Inc
Building Products - Cement & Aggregate (0.20%)			5.50%, 7/ 1/2010	1,060	552
CRH America Inc			10.75%, 2/ 1/2016 (c)	2,080	676
6.40%, 10/15/2033	545	336	MGM Mirage
Martin Marietta Materials Inc			8.38%, 2/ 1/2011	400	232
3.62%, 4/30/2010 (b)(f)	4,520	4,365	6.75%, 4/ 1/2013	1,200	750
US Concrete Inc			13.00%, 11/15/2013 (c)(e)	3,265	2,906
8.38%, 4/ 1/2014	500	312	6.63%, 7/15/2015	990	579

		5,013	Turning Stone Resort Casino Enterprise

Building Products - Wood (0.05%)			9.13%, 12/15/2010 (c)	400	348
Masco Corp			Wynn Las Vegas Capital Corp
3.12%, 3/12/2010 (b)(f)	1,335	1,257	6.63%, 12/ 1/2014	1,607	1,185

					7,361

Cable TV (1.72%)
			Casino Services (0.02%)
CCH II LLC / CCH II Capital Corp
			Choctaw Resort Development Enterprise
10.25%, 10/ 1/2013 (c)	4,027	2,436
			7.25%, 11/15/2019 (c)	896	511
Charter Communications Operating LLC /
Charter Communications Operating Capital
			Cellular Telecommunications (0.92%)
8.38%, 4/30/2014 (c)	2,095	1,519
			Cricket Communications Inc
10.88%, 9/15/2014 (c)	955	776	9.38%, 11/ 1/2014	2,360	1,917
Comcast Corp			iPCS Inc
5.12%, 7/14/2009 (b)(f)	3,650	3,497	4.93%, 5/ 1/2013 (f)	560	431
6.95%, 8/15/2037	2,000	1,631	MetroPCS Wireless Inc
6.40%, 5/15/2038	5,385	4,119	9.25%, 11/ 1/2014	600	500
COX Communications Inc			Nextel Communications Inc
6.75%, 3/15/2011	305	297	7.38%, 8/ 1/2015	3,075	1,691
7.13%, 10/ 1/2012	3,325	3,176	Rogers Wireless Inc
4.63%, 6/ 1/2013	1,000	847	7.25%, 12/15/2012	890	861
5.50%, 10/ 1/2015	165	136	8.00%, 12/15/2012	3,050	2,844
6.45%, 12/ 1/2036 (c)	500	353	6.38%, 3/ 1/2014	3,185	2,844
CSC Holdings Inc			VIP Finance Ireland Ltd for OJSC Vimpel
7.88%, 2/15/2018	1,800	1,309	Communications
DirecTV Holdings LLC/DirecTV Financing Co			9.13%, 4/30/2018 (c)	2,590	1,338
8.38%, 3/15/2013	6,315	5,920	Vodafone Group PLC
7.63%, 5/15/2016 (c)	2,000	1,680	3.16%, 6/15/2011 (f)	1,930	1,608
Echostar DBS Corp			3.09%, 2/27/2012 (f)	4,000	3,203
7.00%, 10/ 1/2013	1,100	913	5.75%, 3/15/2016	4,945	4,168
6.63%, 10/ 1/2014	1,375	1,103
7.75%, 5/31/2015	1,400	1,137
See accompanying notes

176

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
Vodafone Group PLC (continued)			Wachovia Bank NA (continued)
6.15%, 2/27/2037	$ 1,640 $	1,228	6.00%, 11/15/2017	$ 1,780 $	1,434

		22,633	6.60%, 1/15/2038	5,350	4,230

			Woori Bank
Chemicals - Diversified (0.16%)
			6.13%, 5/ 3/2016 (c)(f)	1,300	1,040
Huntsman LLC
11.63%, 10/15/2010	1,000	990	6.21%, 5/ 2/2037 (f)	2,265	949

11.50%, 7/15/2012	1,515	1,507			31,328

Phibro Animal Health Corp			Commercial Services (0.12%)
10.00%, 8/ 1/2013 (c)	500	425	ARAMARK Corp
Reichhold Industries Inc			8.50%, 2/ 1/2015	80	68
9.00%, 8/15/2014 (c)	1,100	957	Iron Mountain Inc

		3,879	8.63%, 4/ 1/2013	2,000	1,825

			6.63%, 1/ 1/2016	500	400
Chemicals - Specialty (0.12%)
Hercules Inc			8.00%, 6/15/2020	940	738

6.75%, 10/15/2029	1,200	1,104			3,031

Nalco Co			Computer Services (0.06%)
7.75%, 11/15/2011	1,500	1,365	Sungard Data Systems Inc
NewMarket Corp			9.13%, 8/15/2013	1,740	1,444
7.13%, 12/15/2016	750	615

		3,084	Computers - Integrated Systems (0.02%)

Coatings & Paint (0.04%)			NCR Corp
			7.13%, 6/15/2009 (b)	600	600
Valspar Corp
5.63%, 5/ 1/2012	990	1,016
			Computers - Memory Devices (0.04%)
Commercial Banks (1.27%)			Seagate Technology HDD Holdings
			6.80%, 10/ 1/2016	1,370	959
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(f)	3,575	2,379
			Consumer Products - Miscellaneous (0.08%)
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(f)	1,595	526	Blyth Inc
			5.50%, 11/ 1/2013	1,150	886
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)	1,920	1,163	Kimberly-Clark Corp
			7.50%, 11/ 1/2018 (e)	1,165	1,183

Credit Agricole SA/London
6.64%, 5/31/2049 (c)(f)	2,140	1,025			2,069

KeyBank NA			Containers - Metal & Glass (0.02%)
2.94%, 11/ 3/2009 (b)(f)	2,000	1,956	Impress Holdings BV
4.95%, 9/15/2015	190	136	7.88%, 9/15/2013 (c)(f)	750	488
Lloyds TSB Group PLC
6.27%, 11/29/2049 (c)(f)	2,800	1,270	Containers - Paper & Plastic (0.10%)
M&I Marshall & Ilsley Bank			Graphic Packaging International Inc
3.08%, 12/ 4/2012 (f)	5,500	4,294	8.50%, 8/15/2011	1,010	843
National Australia Bank Ltd			Intertape Polymer US Inc
5.35%, 6/12/2013 (c)	4,500	4,167	8.50%, 8/ 1/2014	350	280
RSHB Capital SA for OJSC Russian			Jefferson Smurfit Corp US
Agricultural Bank			8.25%, 10/ 1/2012	1,785	911
7.75%, 5/29/2018 (c)	1,825	1,150	Plastipak Holdings Inc
Societe Generale			8.50%, 12/15/2015 (c)	750	536

5.92%, 4/29/2049 (c)(f)	1,225	717			2,570

US Bank NA/Cincinnati OH
6.38%, 8/ 1/2011	275	272	Credit Card Asset Backed Securities (1.87%)
			American Express Credit Account Master Trust
4.95%, 10/30/2014	4,485	4,243
			4.79%, 8/15/2011 (b)(c)(f)	1,860	1,838
Wachovia Bank NA
			4.81%, 9/15/2011 (b)(f)	5,965	5,889
7.80%, 8/18/2010	385	377

See accompanying notes

177

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Credit Card Asset Backed Securities			Diversified Banking Institutions (continued)
(continued)			Morgan Stanley
BA Credit Card Trust			5.03%, 1/15/2010 (f)	$ 3,925 $	3,622
5.16%, 3/15/2012 (b)(f)	$ 6,000 $	5,630
			6.75%, 4/15/2011	640	597
5.26%, 12/15/2014 (f)	3,000	2,542
			Royal Bank of Scotland Group PLC
Bank One Issuance Trust			5.00%, 10/ 1/2014	220	169

4.88%, 3/15/2012 (b)(f)	3,550	3,394
					58,381

4.75%, 6/15/2012 (b)(f)	4,575	4,395
Cabela's Master Credit Card Trust			Diversified Financial Services (0.59%)
4.31%, 12/16/2013 (c)	3,600	3,313	Citigroup Capital XXI
Chase Credit Card Master Trust			8.30%, 12/21/2057	5,600	3,844
4.91%, 2/15/2011 (b)(f)	7,500	7,491	General Electric Capital Corp
Citibank Credit Card Issuance Trust			4.63%, 9/15/2009	285	284
4.50%, 5/20/2011 (b)(f)	2,300	2,224	5.63%, 5/ 1/2018	10,750	8,850
Citibank Credit Card Master Trust I			6.38%, 11/15/2067 (f)	1,355	876
3.11%, 3/10/2011 (b)(f)	1,875	1,842	TNK-BP Finance SA
Discover Card Master Trust			7.50%, 3/13/2013 (c)	200	100
5.65%, 3/16/2020	2,525	1,794	6.63%, 3/20/2017 (c)	1,540	647

GE Capital Credit Card Master Note Trust					14,601

4.74%, 3/15/2015 (f)	3,160	2,321
			Diversified Manufacturing Operations (0.28%)
Providian Master Note Trust
5.10%, 11/15/2012 (b)(c)	3,350	3,303	General Electric Co

			5.25%, 12/ 6/2017	1,400	1,172
		45,976

			SPX Corp
Data Processing & Management (0.13%)			7.63%, 12/15/2014 (c)	2,045	1,717
Fiserv Inc			Tyco Electronics Group SA
6.13%, 11/20/2012	3,740	3,293	6.55%, 10/ 1/2017	4,925	4,100

					6,989

Diversified Banking Institutions (2.37%)
Bank of America Corp			Diversified Operations (0.12%)
2.89%, 8/ 2/2010 (b)(f)	3,290	3,198	Capmark Financial Group Inc
			3.45%, 5/10/2010 (f)	3,450	1,384
5.65%, 5/ 1/2018	2,540	2,183
			Susser Holdings LLC
8.13%, 12/29/2049 (f)	2,905	2,251
			10.63%, 12/15/2013	1,900	1,615

Citigroup Inc
					2,999

8.40%, 4/29/2049	7,270	5,053
Goldman Sachs Group Inc/The			Electric - Generation (0.46%)
6.65%, 5/15/2009 (b)	75	74	AES Corp/The
3.01%, 8/ 5/2011 (f)	3,500	3,084	8.75%, 5/15/2013 (c)	715	651
2.98%, 2/ 6/2012 (f)	2,000	1,608	CE Casecnan Water & Energy
5.25%, 10/15/2013	7,510	6,414	11.95%, 11/15/2010	683	601
5.15%, 1/15/2014	1,700	1,428	CE Generation LLC
			7.42%, 12/15/2018	966	900
5.75%, 10/ 1/2016	470	387
			Edison Mission Energy
6.45%, 5/ 1/2036	1,160	746
			7.00%, 5/15/2017	340	269
6.75%, 10/ 1/2037	2,310	1,505
			7.20%, 5/15/2019	2,250	1,687
HSBC Holdings PLC
			Elwood Energy LLC
5.25%, 12/12/2012	300	278
			8.16%, 7/ 5/2026	2,247	1,962
JP Morgan Chase & Co
			Indiantown Cogeneration LP
2.99%, 3/ 9/2009 (b)(f)	2,000	1,999
			9.26%, 12/15/2010	2,097	2,149
6.75%, 2/ 1/2011	2,675	2,656
			Korea East-West Power Co Ltd
5.13%, 9/15/2014	6,000	5,340	4.88%, 4/21/2011 (c)	280	270
5.25%, 5/ 1/2015	3,840	3,424	System Energy Resources Inc
6.40%, 5/15/2038	5,500	4,722	6.20%, 10/ 1/2012	175	161
7.90%, 4/29/2049 (f)	9,430	7,643	Tenaska Gateway Partners Ltd
			6.05%, 12/30/2023 (c)	2,571	2,065

See accompanying notes

178

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Generation (continued)			Electric - Integrated (continued)
Tenaska Oklahoma			Union Electric Co
6.53%, 12/30/2014 (c)	$ 358 $	361	4.65%, 10/ 1/2013	$ 2,300 $	2,012

Tenaska Virginia Partners LP					36,717

6.12%, 3/30/2024 (c)	469	362

			Electronic Components - Miscellaneous (0.21%)
		11,438

			Communications & Power Industries Inc
Electric - Integrated (1.49%)			8.00%, 2/ 1/2012	500	420
Alabama Power Co			Flextronics International Ltd
3.00%, 8/25/2009 (b)(f)	1,000	973	6.50%, 5/15/2013	1,415	1,104
Arizona Public Service Co			Jabil Circuit Inc
5.80%, 6/30/2014	1,770	1,469	5.88%, 7/15/2010	2,570	2,316
6.25%, 8/ 1/2016	1,700	1,371	NXP BV/NXP Funding LLC
Baltimore Gas & Electric Co			7.50%, 10/15/2013 (f)	1,715	755
5.90%, 10/ 1/2016	1,230	1,018	9.50%, 10/15/2015	1,760	594

Commonwealth Edison Co					5,189

4.70%, 4/15/2015	2,740	2,251
			Electronic Components - Semiconductors (0.13%)
5.90%, 3/15/2036	250	174
			Freescale Semiconductor Inc
6.45%, 1/15/2038	500	375	6.69%, 12/15/2014 (f)	750	285
Entergy Louisiana LLC			8.88%, 12/15/2014	2,955	1,315
5.83%, 11/ 1/2010	350	345
			National Semiconductor Corp
Florida Power Corp			3.07%, 6/15/2010 (f)	1,725	1,663

5.65%, 6/15/2018	1,250	1,107
					3,263

Integrys Energy Group Inc
7.00%, 11/ 1/2009	1,540	1,549	Electronic Measurement Instruments (0.13%)
Mirant Americas Generation LLC			Agilent Technologies Inc
8.30%, 5/ 1/2011	850	780	6.50%, 11/ 1/2017	4,285	3,205
Ohio Power Co
4.39%, 4/ 5/2010 (b)(f)	2,870	2,824	Electronics - Military (0.08%)
Oncor Electric Delivery Co			L-3 Communications Corp
6.38%, 5/ 1/2012	770	732	7.63%, 6/15/2012	2,000	1,855
Pacificorp			5.88%, 1/15/2015	100	82

5.65%, 7/15/2018	2,000	1,750			1,937

6.35%, 7/15/2038	2,000	1,649
			Export & Import Bank (0.03%)
PPL Energy Supply LLC
			Export-Import Bank Of Korea
6.40%, 11/ 1/2011	50	48
			4.50%, 8/12/2009	740	716
PSEG Power LLC
3.75%, 4/ 1/2009 (b)	2,750	2,704	Fiduciary Banks (0.17%)
Public Service Co of Oklahoma			Bank of New York Mellon Corp/The
6.63%, 11/15/2037	1,845	1,395	4.50%, 4/ 1/2013	4,190	3,931
Sierra Pacific Power Co			4.95%, 3/15/2015	210	190

6.25%, 4/15/2012	3,100	3,028
					4,121

South Carolina Electric & Gas Co
6.50%, 11/ 1/2018	3,120	3,095	Finance - Auto Loans (0.32%)
Southern California Edison Co			Ford Motor Credit Co LLC
2.89%, 2/ 2/2009 (b)(f)	1,325	1,318	7.38%, 10/28/2009	700	581
TECO Energy Inc			6.32%, 1/15/2010 (f)	4,500	3,511
4.80%, 5/ 1/2010 (f)	1,500	1,436	9.75%, 9/15/2010 (f)	1,250	850
Texas Competitive Electric Holdings Co LLC			GMAC LLC
10.25%, 11/ 1/2015 (c)	3,510	2,676	6.88%, 9/15/2011	1,400	820
Transelec SA			6.00%, 12/15/2011	1,815	1,024
7.88%, 4/15/2011	650	638	6.63%, 5/15/2012	2,190	1,214

					8,000

See accompanying notes

179

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Commercial (0.37%)			Finance - Investment Banker & Broker
CIT Group Inc			(continued)
3.76%, 4/27/2011 (f)	$ 6,200 $	3,435	Merrill Lynch & Co Inc (continued)
			7.75%, 5/14/2038	$ 4,165 $	3,424

3.05%, 2/13/2012 (f)	1,850	982
					45,008

Textron Financial Corp
2.94%, 2/25/2011 (b)(f)	5,325	4,128	Finance - Leasing Company (0.08%)
6.00%, 2/15/2067 (c)(f)	1,750	519	International Lease Finance Corp

		9,064	5.15%, 1/15/2010 (f)	2,000	1,511

			5.65%, 6/ 1/2014	870	556

Finance - Consumer Loans (0.44%)
					2,067

HSBC Finance Capital Trust IX
5.91%, 11/30/2035	650	355	Finance - Mortgage Loan/Banker (0.74%)
HSBC Finance Corp			Countrywide Financial Corp
4.13%, 12/15/2008 (b)	900	894	3.33%, 12/19/2008 (b)(f)	4,165	4,149
3.09%, 11/16/2009 (b)(f)	3,275	2,968	4.50%, 6/15/2010	3,995	3,721
4.13%, 11/16/2009 (h)	1,750	1,680	5.80%, 6/ 7/2012	3,785	3,520
6.38%, 10/15/2011	110	101	Countrywide Home Loans Inc
7.00%, 5/15/2012	2,095	1,960	5.63%, 7/15/2009 (b)	1,775	1,718
4.75%, 7/15/2013	205	181	Fannie Mae
SLM Corp			5.25%, 1/15/2009	350	352
3.70%, 7/26/2010 (f)	3,500	2,628	7.25%, 1/15/2010	250	262

		10,767	6.00%, 5/15/2011	75	80

			SLM Student Loan Trust
Finance - Credit Card (0.34%)
			4.03%, 10/25/2014 (b)(f)(g)	1,791	1,773
American Express Credit Corp
			4.08%, 10/25/2014 (f)	3,000	2,735

5.88%, 5/ 2/2013	4,650	3,887
					18,310

Capital One Bank USA NA
5.00%, 6/15/2009	2,165	2,010	Finance - Other Services (0.18%)
6.50%, 6/13/2013	2,800	2,375	Icahn Enterprises LP / Icahn Enterprises

		8,272	Finance Corp

			8.13%, 6/ 1/2012	1,000	680
Finance - Investment Banker & Broker (1.83%)			7.13%, 2/15/2013	575	362
Bear Stearns Cos LLC/The
			NYSE Euronext
4.91%, 7/16/2009 (b)(f)	4,720	4,725
			4.80%, 6/28/2013	3,710	3,479

5.30%, 10/30/2015	3,290	2,802
					4,521

Credit Suisse USA Inc
4.99%, 1/15/2010 (b)(f)	1,500	1,461	Financial Guarantee Insurance (0.03%)
Jefferies Group Inc			MGIC Investment Corp
6.45%, 6/ 8/2027	4,520	3,217	5.63%, 9/15/2011	980	677
6.25%, 1/15/2036	3,880	2,562
JP Morgan Chase Capital XXII			Food - Miscellaneous/Diversified (0.43%)
6.45%, 2/ 2/2037	750	524	Corn Products International Inc
			8.45%, 8/15/2009	470	471
Lazard Group
7.13%, 5/15/2015	8,100	6,371	General Mills Inc
			4.19%, 1/22/2010 (b)(f)	3,575	3,536
6.85%, 6/15/2017	3,630	2,607
			8.02%, 2/ 5/2013	5,000	5,076
Merrill Lynch & Co Inc
3.05%, 2/ 6/2009 (b)(f)	2,275	2,217	Kraft Foods Inc
			3.30%, 8/11/2010 (f)	1,640	1,502

3.01%, 2/ 5/2010 (b)(f)	1,500	1,360
					10,585

3.00%, 11/ 1/2011 (f)	4,650	3,868
3.04%, 6/ 5/2012 (f)	2,300	1,873	Food - Retail (0.12%)
5.45%, 2/ 5/2013	640	577	Ingles Markets Inc
6.15%, 4/25/2013	6,775	6,251	8.88%, 12/ 1/2011	1,110	977
6.22%, 9/15/2026	250	176
6.11%, 1/29/2037	1,500	993

See accompanying notes

180

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Food - Retail (continued)			Home Equity - Other (continued)
Safeway Inc			Option One Mortgage Loan Trust (continued)
4.12%, 3/27/2009 (b)(f)	$ 1,950 $	1,878	3.71%, 3/25/2037 (f)	$ 4,325 $	625

		2,855	Residential Asset Securities Corp

			3.46%, 5/25/2035 (f)	29	29
Forestry (0.05%)
			3.53%, 7/25/2035 (f)	885	873
Weyerhaeuser Co
6.75%, 3/15/2012	1,440	1,239	3.41%, 9/25/2036 (f)	7,900	5,958
			Saxon Asset Securities Trust
Gas - Distribution (0.04%)			4.95%, 3/25/2035 (f)	996	713
National Fuel Gas Co			Soundview Home Equity Loan Trust
5.25%, 3/ 1/2013	350	327	3.35%, 7/25/2036 (b)(f)	2,041	2,004
Sempra Energy			Specialty Underwriting & Residential Finance
4.75%, 5/15/2009 (b)	675	666	3.77%, 2/25/2035 (f)	677	405

		993	3.49%, 3/25/2036 (b)(f)	290	281

			WAMU Asset-Backed Certificates
Home Equity - Other (2.40%)			3.43%, 5/25/2037 (f)	4,000	2,924
ACE Securities Corp			3.43%, 7/25/2047 (f)	6,850	3,445
3.47%, 9/25/2035 (b)(f)	443	440
			Wells Fargo Home Equity Trust
Asset Backed Funding Certificates			3.76%, 4/25/2034 (f)	528	401

3.50%, 7/25/2035 (b)(f)	422	417
					59,178

Asset Backed Securities Corp Home Equity
3.36%, 7/25/2036 (b)(f)	2,847	2,809	Home Equity - Sequential (0.32%)
Bear Stearns Asset Backed Securities Trust			BNC Mortgage Loan Trust
3.86%, 3/25/2034 (b)(f)	1,098	886	3.43%, 7/25/2037 (f)	4,405	2,724
3.53%, 9/25/2035 (b)(f)	1,809	1,783	Countrywide Asset-Backed Certificates
3.42%, 8/25/2036 (f)	7,145	4,711	5.39%, 4/25/2036	3,794	2,583
3.45%, 5/25/2037 (b)(f)	3,200	2,467	5.51%, 8/25/2036	3,209	2,271
CDC Mortgage Capital Trust			Residential Asset Securities Corp
4.11%, 6/25/2034 (f)	631	520	4.70%, 10/25/2031 (b)	230	228

Countrywide Asset-Backed Certificates					7,806

6.09%, 6/25/2021 (f)	4,000	1,451	Independent Power Producer (0.12%)
First NLC Trust			NRG Energy Inc
3.59%, 5/25/2035 (f)	559	455	7.25%, 2/ 1/2014	3,290	2,879
3.56%, 9/25/2035 (f)	3,595	3,442
GMAC Mortgage Corp Loan Trust			Insurance Brokers (0.10%)
5.75%, 10/25/2036	4,850	3,899	Willis North America Inc
5.81%, 10/25/2036	1,825	1,023	6.20%, 3/28/2017	3,555	2,591
6.05%, 12/25/2037 (f)	3,820	1,943
GSAA Trust			Investment Companies (0.09%)
3.40%, 4/25/2047 (f)	8,765	5,497	Xstrata Finance Dubai Ltd
HSI Asset Securitization Corp Trust			3.15%, 11/13/2009 (b)(c)(f)	2,150	2,111
3.40%, 1/25/2037 (f)	6,548	4,428
Indymac Residential Asset Backed Trust			Investment Management & Advisory Services (0.10%)
3.50%, 8/25/2035 (f)	454	447	Ameriprise Financial Inc
			5.35%, 11/15/2010	55	51
JP Morgan Mortgage Acquisition Corp
3.52%, 7/25/2035 (f)	1,411	1,391	7.52%, 6/ 1/2066 (f)	4,720	2,356

3.41%, 8/25/2036 (f)	1,850	1,345			2,407

Morgan Stanley ABS Capital I			Life & Health Insurance (0.75%)
4.13%, 12/25/2034 (f)	1,500	1,070	Hartford Life Global Funding Trusts
New Century Home Equity Loan Trust			2.99%, 9/15/2009 (b)(f)	3,475	3,192
3.55%, 3/25/2035 (f)	85	65	Lincoln National Corp
Option One Mortgage Loan Trust			4.32%, 4/ 6/2009 (b)(f)	4,200	4,175
4.31%, 5/25/2034 (f)	1,224	984	5.65%, 8/27/2012	865	818
4.26%, 2/25/2035 (f)	222	47	6.05%, 4/20/2067 (f)	1,345	619

See accompanying notes

181

Schedule of Investments

Bond & Mortgage Securities Fund

October 31, 2008

	Principal			Principal

	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)

Life & Health Insurance (continued)			Medical - HMO (continued)

New York Life Global Funding			WellPoint Inc
4.65%, 5/ 9/2013 (c)	$ 3,125 $	2,929	5.85%, 1/15/2036	$ 2,605 $	1,622

Pacific Life Global Funding					25,085

3.43%, 6/22/2011 (c)(f)	2,500	2,495
			Medical - Hospitals (0.16%)
StanCorp Financial Group Inc
			Community Health Systems Inc
6.88%, 10/ 1/2012	1,065	1,056
			8.88%, 7/15/2015	2,210	1,851
Stingray Pass-Through Trust
			HCA Inc
5.90%, 1/12/2015 (c)(g)	3,000	360
			6.75%, 7/15/2013	1,200	768
Sun Life Financial Global Funding LP
			9.25%, 11/15/2016	1,480	1,258

4.46%, 7/ 6/2010 (b)(c)(f)	1,750	1,729

Unum Group					3,877

5.86%, 5/15/2009	1,050	1,033	Medical - Outpatient & Home Medical Care (0.09%)

		18,406	Select Medical Corp

			7.63%, 2/ 1/2015	3,665	2,291
Machinery - General Industry (0.01%)

Manitowoc Co Inc/The
			Medical - Wholesale Drug Distribution (0.23%)
7.13%, 11/ 1/2013	5	4
			AmerisourceBergen Corp
Stewart & Stevenson LLC
			5.63%, 9/15/2012	2,175	1,967
10.00%, 7/15/2014	475	356

			Cardinal Health Inc
		360

			4.32%, 10/ 2/2009 (b)(f)	3,800	3,747

Machinery - Material Handling (0.04%)					5,714

Columbus McKinnon Corp/NY
			Medical Instruments (0.12%)
8.88%, 11/ 1/2013	1,100	919
			Boston Scientific Corp
			6.00%, 6/15/2011	1,515	1,356
Medical - Drugs (0.24%)

Elan Finance PLC/Elan Finance Corp			6.40%, 6/15/2016	1,841	1,519

6.94%, 12/ 1/2013 (f)	2,570	1,581			2,875

Schering-Plough Corp			Medical Laboratory & Testing Service (0.02%)

5.55%, 12/ 1/2013 (f)	4,625	4,386	Quest Diagnostics Inc

		5,967	6.40%, 7/ 1/2017	595	484

Medical - HMO (1.02%)
			Medical Products (0.12%)
Aetna Inc
6.50%, 9/15/2018	1,530	1,311	Angiotech Pharmaceuticals Inc
			6.56%, 12/ 1/2013 (f)	1,800	1,098
6.75%, 12/15/2037	3,740	2,657
			Hospira Inc
Centene Corp
			4.24%, 3/30/2010 (b)(f)	2,000	1,947

7.25%, 4/ 1/2014	750	604
					3,045

Cigna Corp

7.00%, 1/15/2011	175	171	Metal - Diversified (0.12%)

6.35%, 3/15/2018	1,000	817	Falconbridge Ltd

Coventry Health Care Inc			7.35%, 6/ 5/2012	500	480

5.88%, 1/15/2012	3,042	2,463	5.38%, 6/ 1/2015	640	495

6.30%, 8/15/2014	2,500	1,759	Freeport-McMoRan Copper & Gold Inc

5.95%, 3/15/2017	1,725	1,113	8.25%, 4/ 1/2015	1,280	1,024

Health Net Inc			8.38%, 4/ 1/2017	445	349
6.38%, 6/ 1/2017	2,390	1,506	Xstrata Canada Corp

Humana Inc			7.25%, 7/15/2012	630	601

6.45%, 6/ 1/2016	325	247			2,949

7.20%, 6/15/2018	6,035	4,822
			Miscellaneous Manufacturers (0.02%)
UnitedHealth Group Inc
			Trimas Corp
5.50%, 11/15/2012	3,300	2,915
			9.88%, 6/15/2012	700	385
4.88%, 2/15/2013	2,355	2,197

6.88%, 2/15/2038	1,235	881

See accompanying notes

182

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Money Center Banks (0.22%)			Mortgage Backed Securities (continued)
Comerica Capital Trust II			Bella Vista Mortgage Trust (continued)
6.58%, 2/20/2037	$ 2,705 $	888	4.53%, 5/20/2045 (f)	$ 794 $	525
Rabobank Capital Funding Trust			Chase Mortgage Finance Corp
5.25%, 12/29/2049 (c)(f)	2,580	1,674	5.44%, 3/25/2037 (f)	9,682	7,181
Unicredit Luxembourg Finance SA			Citigroup Commercial Mortgage Trust
6.00%, 10/31/2017 (c)	3,600	2,775	0.52%, 10/15/2049 (f)	68,833	1,333

		5,337	Citigroup/Deutsche Bank Commercial

			Mortgage Trust
Mortgage Backed Securities (20.17%)			0.43%, 10/15/2048 (f)	110,111	1,879
ACT Depositors Corp			0.06%, 12/11/2049 (c)(f)	120,761	764
4.86%, 9/22/2041 (f)(g)	5,886	1,766
			0.34%, 12/11/2049 (f)	94,952	1,242
Adjustable Rate Mortgage Trust
			0.38%, 12/11/2049 (c)(f)	227,600	3,919
3.83%, 2/25/2035 (f)	382	264
			Commercial Mortgage Loan Trust
3.54%, 6/25/2035 (f)	1,662	1,093
			6.22%, 9/10/2017 (f)	5,260	4,038
5.07%, 11/25/2035 (f)	1,600	1,201
			Commercial Mortgage Pass Through Certificates
3.53%, 8/25/2036 (f)	6,040	1,778	5.22%, 5/10/2043 (f)	2,000	1,198
Banc of America Commercial Mortgage Inc			0.07%, 12/10/2046 (c)(f)	61,182	534
0.25%, 7/10/2042	258,939	1,985
			5.25%, 12/10/2046	3,500	3,102
0.12%, 7/10/2043 (c)(f)	158,313	1,396
			Countrywide Alternative Loan Trust
4.97%, 7/10/2043	1,890	1,101	3.48%, 5/25/2035 (f)	26	15
5.93%, 5/10/2045 (f)	4,225	3,359	4.16%, 7/20/2035 (f)	1,030	505
5.33%, 9/10/2045	4,775	4,399	3.68%, 12/25/2035 (f)	4,142	2,218
5.31%, 10/10/2045 (f)	3,920	3,499	3.54%, 6/25/2036 (f)	6,462	1,627
5.68%, 7/10/2046 (f)	3,750	2,390	Countrywide Asset-Backed Certificates
5.45%, 1/15/2049	5,750	4,253	3.54%, 11/25/2035 (f)	639	609
5.67%, 1/15/2049 (c)(f)	1,335	433	3.53%, 1/25/2036 (b)(f)	4,516	4,091
5.87%, 4/10/2049 (f)	9,250	7,007	Countrywide Home Loan Mortgage Pass
5.84%, 6/10/2049 (f)	14,850	11,114	Through Trust
5.84%, 6/10/2049 (f)	800	484	4.59%, 12/19/2033 (f)	1,000	897
5.49%, 2/10/2051	13,000	9,486	3.46%, 4/25/2046 (f)	6,637	3,421
5.94%, 2/10/2051 (f)	8,000	6,008	3.56%, 4/25/2046 (f)	9,529	3,825
Banc of America Funding Corp			Credit Suisse Mortgage Capital Certificates
4.36%, 7/20/2036 (b)(f)	950	863	6.02%, 6/15/2038 (f)	2,990	2,385
4.56%, 7/20/2036 (f)	7,116	1,902	5.91%, 6/15/2039 (f)	3,600	2,713
3.44%, 4/25/2037 (f)	3,200	1,433	0.57%, 9/15/2039	72,122	1,598
Banc of America Mortgage Securities Inc			5.47%, 9/15/2039	2,700	2,036
4.11%, 6/25/2034 (b)(f)	3,513	3,378	5.54%, 9/15/2039 (f)	6,000	3,557
Bear Stearns Adjustable Rate Mortgage Trust			6.00%, 9/15/2039 (f)	8,450	4,605
4.06%, 6/25/2034 (f)	855	847	0.09%, 12/15/2039	20,136	245
4.74%, 8/25/2035 (f)	1,580	1,176	0.67%, 12/15/2039 (f)	90,799	2,235
Bear Stearns Alt-A Trust			5.38%, 2/15/2040 (f)	7,650	5,661
3.54%, 7/25/2035 (f)	409	166	5.42%, 2/15/2040	4,000	2,543
3.42%, 11/25/2036 (f)	1,051	505	5.69%, 9/15/2040 (f)	5,300	3,942
3.43%, 4/25/2037 (f)	834	396	5.87%, 9/15/2040	12,150	7,386
Bear Stearns Asset Backed Securities Trust			6.43%, 2/15/2041 (c)(f)	2,800	1,734
3.49%, 4/25/2036 (f)	2,993	2,044
			CS First Boston Mortgage Securities Corp
Bear Stearns Commercial Mortgage Securities			1.09%, 3/15/2036 (c)(f)	8,453	120
0.47%, 5/11/2039 (c)(f)	5,702	66
			0.23%, 5/15/2036 (c)(f)	10,583	72
Bear Stearns Mortgage Funding Trust
			0.49%, 7/15/2036 (c)(f)	9,619	143
3.47%, 7/25/2036 (f)	8,600	5,373
			5.11%, 7/15/2036 (f)	2,450	2,043
Bella Vista Mortgage Trust
4.05%, 1/22/2045 (f)	1,433	878	0.19%, 11/15/2037 (c)(f)	22,291	342

See accompanying notes

183

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
CS First Boston Mortgage Securities Corp			GS Mortgage Securities Corp II (continued)
(continued)			5.99%, 8/10/2045 (f)	$ 3,765 $	2,313
7.73%, 9/15/2041 (f)	$ 470 $	472	GSR Mortgage Loan Trust
CW Capital Cobalt Ltd			3.44%, 12/25/2035 (f)	589	571
6.02%, 7/15/2017 (f)	2,570	1,572	3.52%, 8/25/2046 (f)	4,254	1,022
5.17%, 8/15/2048	5,220	4,728	Harborview Mortgage Loan Trust
Fannie Mae			4.52%, 5/19/2047 (f)	6,883	2,636
1.29%, 10/25/2011 (f)(g)	100,793	2,643	Impac CMB Trust
3.56%, 2/25/2018 (f)	738	740	4.26%, 10/25/2033 (f)	269	190
3.51%, 11/25/2022 (f)	996	975	4.02%, 1/25/2035 (f)	509	348
3.46%, 1/25/2023 (f)	1,261	1,231	3.57%, 4/25/2035 (f)	511	218
3.56%, 2/25/2032 (f)	1,746	1,725	3.69%, 4/25/2035 (f)	398	137
3.51%, 3/25/2035 (f)	849	828	3.56%, 8/25/2035 (f)	660	289
6.50%, 2/25/2047	1,910	1,965	3.77%, 8/25/2035 (f)	1,956	688
Fannie Mae Whole Loan			3.51%, 4/25/2037 (f)	4,539	2,748
3.46%, 5/25/2035 (f)	1,815	1,702	Impac Secured Assets CMN Owner Trust
First Union National Bank Commercial			3.42%, 3/25/2037 (f)	4,000	1,395
Mortgage Securities Inc			Indymac Index Mortgage Loan Trust
8.09%, 5/17/2032	700	702	3.86%, 4/25/2034 (f)	246	191
6.14%, 2/12/2034	150	143	3.49%, 4/25/2035 (f)	676	385
Freddie Mac			3.59%, 4/25/2035 (f)	438	184
4.89%, 6/15/2018 (f)	955	939
			3.52%, 6/25/2035 (f)	5,614	3,617
5.04%, 6/15/2023 (f)	1,375	1,337
			5.23%, 7/25/2035 (f)	5,964	1,910
4.99%, 7/15/2023 (f)	9,535	9,119
			3.56%, 8/25/2035 (f)	1,121	644
4.94%, 2/15/2030 (f)	829	833
			3.44%, 1/25/2037 (f)	3,744	1,097
4.94%, 5/15/2030 (f)	710	691
			3.50%, 6/25/2037 (f)	6,737	4,103
5.50%, 9/15/2031 (f)	5,025	4,950
			JP Morgan Alternative Loan Trust
GE Capital Commercial Mortgage Corp			3.41%, 3/25/2037 (f)	7,458	2,927
0.23%, 5/10/2014	161,245	1,385
			JP Morgan Chase Commercial Mortgage
5.61%, 4/10/2017 (f)	7,360	4,459	Securities Corp
0.56%, 3/10/2040 (c)(f)	16,105	203	0.45%, 10/12/2035 (c)(f)	23,406	653
Ginnie Mae			5.02%, 1/12/2037	755	515
4.51%, 10/16/2028 (f)	2,949	2,947	5.29%, 9/12/2037 (f)	1,300	760
3.96%, 6/16/2031	3,654	3,611	0.54%, 10/12/2037 (c)(f)	37,508	1,238
1.08%, 2/16/2047 (f)	29,535	1,348	1.10%, 1/12/2039 (c)(f)	8,811	174
0.82%, 3/16/2047 (f)	25,792	1,247	5.63%, 6/12/2041 (f)	4,005	2,892
GMAC Commercial Mortgage Securities Inc			0.25%, 1/15/2042 (c)(f)	24,795	304
0.79%, 3/10/2038 (c)(f)	7,909	140
			5.59%, 5/12/2045 (f)	2,765	1,745
Greenpoint Mortgage Funding Trust
			5.44%, 5/15/2045 (f)	4,825	3,004
3.53%, 6/25/2045 (f)	677	272
			5.62%, 5/15/2045 (f)	1,350	646
3.56%, 6/25/2045 (f)	594	286
			5.30%, 5/15/2047 (f)	5,255	4,644
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	2,443	1,471	6.01%, 6/15/2049 (f)	7,765	4,755
0.27%, 6/10/2036 (c)(f)	90,594	571	6.20%, 2/12/2051 (c)	3,005	1,431
6.11%, 7/10/2038 (f)	3,320	2,181	6.30%, 2/12/2051 (f)	4,000	2,220
0.32%, 3/10/2039 (c)(f)	67,690	1,019	0.63%, 2/15/2051 (f)	119,815	2,396
5.51%, 3/10/2039	3,775	2,037	5.88%, 2/15/2051	4,655	3,486
5.74%, 12/10/2049	3,300	2,458	JP Morgan Mortgage Trust
			5.30%, 7/25/2035	2,080	1,788
GS Mortgage Securities Corp II
0.67%, 11/10/2039 (c)	37,822	1,055	4.95%, 11/25/2035 (f)	6,840	5,275
5.56%, 11/10/2039 (f)	7,190	5,543	5.30%, 4/25/2036 (b)(f)	1,025	1,009
5.99%, 8/10/2045 (f)	17,700	13,313	5.82%, 6/25/2036 (f)	1,825	1,149

See accompanying notes

184

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
JP Morgan Mortgage Trust (continued)			Morgan Stanley Capital I (continued)
5.96%, 6/25/2036 (f)	$ 1,193 $	1,031	0.94%, 1/13/2041 (c)(f)	$ 5,142 $	128
5.95%, 8/25/2036 (f)	8,600	6,093	3.49%, 5/24/2043 (c)(f)	4,600	4,111
6.00%, 8/25/2036 (b)(f)	2,607	2,343	0.06%, 12/15/2043 (c)(f)	43,485	419
5.56%, 10/25/2036 (f)	9,732	6,377	5.36%, 3/15/2044 (f)	11,700	8,580
5.70%, 4/25/2037 (f)	2,900	2,001	3.64%, 8/25/2046 (f)(g)	5,500	1,375
5.70%, 4/25/2037 (f)	2,895	2,042	5.81%, 4/12/2049 (f)	4,365	3,267
LB-UBS Commercial Mortgage Trust			5.81%, 4/12/2049	3,800	1,742
4.90%, 6/15/2026	19	19	Morgan Stanley Dean Witter Capital I
6.37%, 12/15/2028	400	387	6.54%, 2/15/2031	10	9
5.74%, 6/15/2032	2,974	2,854	0.73%, 4/15/2034 (c)(f)	2,909	7
0.59%, 3/15/2034 (c)(f)	48,517	130	Nomura Asset Acceptance Corp
0.45%, 3/15/2036 (c)(f)	5,951	137	3.61%, 2/25/2035 (f)	218	137
1.05%, 3/15/2036 (c)(f)	3,772	83	Residential Accredit Loans Inc
0.65%, 8/15/2036 (c)(f)	9,308	95	3.41%, 2/25/2037 (f)	3,111	1,534
5.41%, 9/15/2039 (f)	1,200	744	3.45%, 7/25/2037 (f)	9,136	5,552
0.49%, 2/15/2040 (f)	14,853	326	Sequoia Mortgage Trust
			3.38%, 2/20/2034 (f)	2,616	2,170
5.46%, 2/15/2040 (f)	200	120
			4.51%, 2/20/2035 (f)	647	493
5.48%, 2/15/2040	3,400	1,841
			Structured Adjustable Rate Mortgage Loan Trust
5.49%, 2/15/2040 (f)	1,505	901	4.66%, 7/25/2034 (f)	2,001	1,862
5.56%, 2/15/2040 (f)	4,300	2,314	3.96%, 8/25/2034 (f)	3,051	1,317
0.21%, 7/15/2040 (c)	71,756	1,116	3.51%, 3/25/2035 (f)	35	29
5.86%, 7/15/2040 (f)	10,399	7,840	5.25%, 12/25/2035	1,847	1,276
6.45%, 7/17/2040 (f)	3,540	1,712	5.25%, 2/25/2036 (f)	2,415	1,970
6.32%, 4/15/2041 (f)	3,820	2,088	3.45%, 7/25/2037 (f)	7,434	4,030
5.87%, 9/15/2045 (f)	4,250	3,193	Structured Asset Mortgage Investments Inc
6.46%, 9/15/2045 (f)	2,780	1,352	3.56%, 5/25/2045 (f)	670	351
Lehman XS Trust			3.57%, 9/25/2045 (f)	837	500
3.48%, 6/25/2047 (f)	9,938	5,631	Structured Asset Securities Corp
Luminent Mortgage Trust			5.50%, 6/25/2036 (f)	5,000	2,665
3.45%, 5/25/2046 (f)	2,735	1,543	Wachovia Bank Commercial Mortgage Trust
Merrill Lynch Alternative Note Asset Trust			0.34%, 11/15/2035 (c)	53,860	444
3.47%, 4/25/2037 (f)	8,225	3,112	0.42%, 10/15/2041 (c)(f)	51,155	507
Merrill Lynch Mortgage Investors Inc			0.25%, 3/15/2042 (c)(f)	86,473	636
3.61%, 8/25/2036 (f)	349	158
			5.25%, 12/15/2043	3,550	3,082
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	4,170	2,686	5.34%, 12/15/2043 (f)	10,000	7,269
5.80%, 5/12/2039 (f)	4,065	3,808	5.48%, 12/15/2043	1,115	510
0.46%, 2/12/2042 (f)	17,707	166	5.60%, 12/15/2043	2,960	946
Merrill Lynch/Countrywide Commercial			4.52%, 5/15/2044	3,665	3,447
Mortgage Trust			5.88%, 3/15/2045 (f)	1,569	806
5.46%, 7/12/2046 (f)	3,995	2,483	5.80%, 7/15/2045	5,000	3,212
0.54%, 8/12/2048 (f)	40,789	1,082	5.82%, 5/15/2046 (f)	4,000	2,406
6.16%, 8/12/2049 (f)	10,500	8,014	WAMU Commercial Mortgage Securities Trust
0.12%, 12/12/2049 (c)(f)	36,774	389	3.83%, 1/25/2035 (c)	1,087	1,025
0.63%, 12/12/2049 (f)	128,824	3,104	WaMu Mortgage Pass Through Certificates
5.11%, 12/12/2049 (f)	4,085	3,684	3.90%, 12/25/2027 (f)	5,070	4,424
5.39%, 12/12/2049 (c)(f)	2,400	1,123	3.80%, 6/25/2034 (f)	1,345	1,302
Morgan Stanley Capital I			4.68%, 5/25/2035 (f)	945	804
7.11%, 4/15/2033	86	86	5.69%, 6/25/2037 (f)	2,205	1,537
0.41%, 4/14/2040 (c)(f)	15,288	173	4.23%, 7/25/2044 (f)	535	500

See accompanying notes

185

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Multimedia (continued)
WaMu Mortgage Pass Through Certificates			Vivendi (continued)
(continued)			6.63%, 4/ 4/2018 (c)	$ 4,795 $	4,086

3.57%, 1/25/2045 (f)	$ 485 $	307			20,917

3.63%, 1/25/2045 (f)	914	400
			Music (0.05%)
3.66%, 1/25/2045 (f)	7,810	4,251
			WMG Acquisition Corp
3.79%, 1/25/2045 (f)	1,927	503
			7.38%, 4/15/2014	1,200	744
3.49%, 4/25/2045 (f)	367	219
			WMG Holdings Corp
3.53%, 4/25/2045 (f)	367	191	9.50%, 12/15/2014 (a)(f)	1,390	598

3.55%, 7/25/2045 (f)	817	502			1,342

3.51%, 11/25/2045 (b)(f)	951	877
			Mutual Insurance (0.07%)
3.64%, 11/25/2045 (b)(f)	4,259	3,969
			Liberty Mutual Group Inc
3.48%, 8/25/2046 (f)	2,483	1,912
			7.00%, 3/15/2037 (c)(f)	2,000	1,078
Washington Mutual Alternative Mortgage
			10.75%, 6/15/2058 (c)(f)	1,405	738

Pass-Through Certificates
3.44%, 1/25/2047 (f)	5,330	1,938			1,816

Wells Fargo Mortgage Backed Securities Trust			Non-Hazardous Waste Disposal (0.17%)
3.56%, 1/25/2034 (b)(f)	965	942	Allied Waste North America Inc
4.99%, 10/25/2035 (f)	1,546	1,348	5.75%, 2/15/2011	315	290

		496,985	7.88%, 4/15/2013	1,750	1,628

Multi-Line Insurance (0.51%)			Oakmont Asset Trust
			4.51%, 12/22/2008 (b)(c)	1,600	1,602
Allstate Corp/The
6.13%, 5/15/2037 (f)	1,400	782	Waste Management Inc
			5.00%, 3/15/2014	10	9
AXA SA
6.46%, 12/31/2049 (c)(f)	910	499	WCA Waste Corp
			9.25%, 6/15/2014	825	676

CNA Financial Corp
6.00%, 8/15/2011	1,875	1,738			4,205

Genworth Financial Inc			Office Automation & Equipment (0.08%)
6.15%, 11/15/2066 (f)	2,650	620	Xerox Corp
ING Groep NV			5.50%, 5/15/2012	1,895	1,473
5.78%, 12/ 8/2035	3,125	1,719	6.40%, 3/15/2016	775	550

Metropolitan Life Global Funding I					2,023

2.97%, 3/17/2009 (b)(c)(f)	1,625	1,577
2.85%, 5/17/2010 (b)(c)(f)	5,750	5,094	Office Furnishings - Original (0.05%)
XL Capital Ltd			Steelcase Inc
6.50%, 12/31/2049 (f)	1,885	528	6.50%, 8/15/2011	1,290	1,349

		12,557

			Oil - Field Services (0.09%)
Multimedia (0.85%)			Halliburton Co
News America Inc			5.50%, 10/15/2010	1,655	1,662
6.65%, 11/15/2037	2,310	1,830	Key Energy Services Inc
Quebecor Media Inc			8.38%, 12/ 1/2014	700	518

7.75%, 3/15/2016	750	519			2,180

Thomson Reuters Corp
5.95%, 7/15/2013	1,780	1,615	Oil Company - Exploration & Production (0.97%)
Time Warner Inc			Canadian Natural Resources Ltd
3.03%, 11/13/2009 (b)(f)	3,200	3,008	5.15%, 2/ 1/2013	2,015	1,823
Viacom Inc			Canadian Oil Sands Ltd
3.17%, 6/16/2009 (b)(f)	3,650	3,451	4.80%, 8/10/2009 (c)	1,700	1,685
5.75%, 4/30/2011	665	595	Chesapeake Energy Corp
			7.63%, 7/15/2013	2,780	2,363
6.25%, 4/30/2016	5,500	4,435
			7.25%, 12/15/2018	1,380	1,042
Vivendi
5.75%, 4/ 4/2013 (c)	1,500	1,378	Citic Resources Finance Ltd
			6.75%, 5/15/2014 (c)	1,250	650

See accompanying notes

186

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Exploration & Production			Paper & Related Products (0.06%)
(continued)			Rock-Tenn Co
Compton Petroleum Finance Corp			9.25%, 3/15/2016 (c)	$ 1,565 $	1,377
7.63%, 12/ 1/2013	$ 650 $	377
EnCana Corp			Pharmacy Services (0.26%)
6.30%, 11/ 1/2011	175	171	Medco Health Solutions Inc
Husky Oil Co			7.25%, 8/15/2013	1,450	1,387
7.55%, 11/15/2016	325	289	7.13%, 3/15/2018	4,185	3,504
KCS Energy Inc			Omnicare Inc
7.13%, 4/ 1/2012	600	429	6.75%, 12/15/2013	250	207
Marathon Oil Canada Corp			6.88%, 12/15/2015	1,600	1,232

8.38%, 5/ 1/2012	1,530	1,535
					6,330

Nexen Inc
5.05%, 11/20/2013	1,960	1,741	Physician Practice Management (0.07%)
7.88%, 3/15/2032	500	406	US Oncology Inc
6.40%, 5/15/2037	1,675	1,143	8.33%, 3/15/2012 (f)	322	225
PetroHawk Energy Corp			9.00%, 8/15/2012	1,900	1,577

9.13%, 7/15/2013	2,650	2,041			1,802

7.88%, 6/ 1/2015 (c)	805	545	Pipelines (0.97%)
Petroleum Development Corp			Atlas Pipeline Partners LP
12.00%, 2/15/2018	1,665	1,282	8.75%, 6/15/2018 (c)	1,450	979
Pioneer Natural Resources Co			Copano Energy LLC / Copano Energy Finance
6.65%, 3/15/2017	4,745	3,574	Corp
Plains Exploration & Production Co			8.13%, 3/ 1/2016	760	559
7.75%, 6/15/2015	1,300	949	7.75%, 6/ 1/2018 (c)	405	279
Southwestern Energy Co			Enbridge Energy Partners LP
7.50%, 2/ 1/2018 (c)	890	730	4.00%, 1/15/2009 (b)	388	387
Swift Energy Co			Holly Energy Partners LP
7.63%, 7/15/2011	565	477	6.25%, 3/ 1/2015	1,000	680
7.13%, 6/ 1/2017	1,090	759	MarkWest Energy Partners LP / MarkWest

		24,011	Energy Finance Corp

			8.50%, 7/15/2016	1,000	735
Oil Company - Integrated (0.17%)
			8.75%, 4/15/2018	2,440	1,757
ConocoPhillips Holding Co
			NGPL PipeCo LLC
6.95%, 4/15/2029	100	87
			6.51%, 12/15/2012 (c)	3,500	3,255
Petrobras International Finance Co
			7.12%, 12/15/2017 (c)	2,800	2,284
8.38%, 12/10/2018	600	568
			Pacific Energy Partners LP / Pacific Energy
Petronas Capital Ltd
			Finance Corp
7.88%, 5/22/2022 (c)	545	466
			6.25%, 9/15/2015	4,500	3,445
Suncor Energy Inc
			Rockies Express Pipeline LLC
6.10%, 6/ 1/2018	3,915	3,104

			5.10%, 8/20/2009 (b)(c)(f)	2,260	2,261
		4,225

			Southern Natural Gas Co
Oil Field Machinery & Equipment (0.02%)			8.00%, 3/ 1/2032	962	743
Cameron International Corp			Targa Resources Partners LP
6.38%, 7/15/2018	725	600	8.25%, 7/ 1/2016 (c)	1,105	685
			TEPPCO Partners LP
Oil Refining & Marketing (0.33%)			7.63%, 2/15/2012	1,080	1,048
Premcor Refining Group Inc/The			Transcontinental Gas Pipe Line Corp
6.75%, 2/ 1/2011	1,675	1,684	7.00%, 8/15/2011	4,385	4,228
Tesoro Corp			Transportadora de Gas del Sur SA
6.25%, 11/ 1/2012	1,020	780	7.88%, 5/14/2017 (c)	1,384	567

Valero Energy Corp					23,892

6.63%, 6/15/2037	7,940	5,641

		8,105

See accompanying notes

187

Schedule of Investments

Bond & Mortgage Securities Fund

October 31, 2008

	Principal			Principal

	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)

Printing - Commercial (0.04%)			Regional Banks (1.55%)

Cadmus Communications Corp			BAC Capital Trust XIII
8.38%, 6/15/2014	$ 750 $	482	3.22%, 3/15/2043 (f)	$ 3,640 $	1,313

Sheridan Group Inc/The			BAC Capital Trust XIV
10.25%, 8/15/2011	650	539	5.63%, 3/15/2043 (f)	2,385	1,121

		1,021	Capital One Financial Corp

			3.10%, 9/10/2009 (b)(f)	3,500	3,246
Private Corrections (0.10%)
			5.70%, 9/15/2011	1,570	1,382
Corrections Corp of America
7.50%, 5/ 1/2011	2,690	2,542	First Union Institutional Capital I
			8.04%, 12/ 1/2026	1,000	748

Property & Casualty Insurance (0.13%)			Keycorp
			3.36%, 5/26/2009 (b)(f)	3,000	2,945
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017	1,000	695	6.50%, 5/14/2013	1,665	1,466

Markel Corp			PNC Financial Services Group Inc
7.35%, 8/15/2034	135	98	8.25%, 5/29/2049 (f)	6,190	5,104

Travelers Cos Inc/The			PNC Funding Corp
6.25%, 3/15/2067 (f)	1,730	1,031	3.56%, 1/31/2012 (f)	4,625	3,748

WR Berkley Corp			PNC Preferred Funding Trust I
6.25%, 2/15/2037	1,820	1,294	8.70%, 2/28/2049 (c)(f)	2,400	1,936

		3,118	SunTrust Preferred Capital I

			5.85%, 12/31/2049 (f)	1,580	871

Publishing - Newspapers (0.01%)			Wachovia Corp
Block Communications Inc			5.63%, 12/15/2008 (b)	865	859

8.25%, 12/15/2015 (c)	350	259	6.38%, 2/ 1/2009 (b)	365	362

			Wells Fargo & Co
Publishing - Periodicals (0.06%)			3.03%, 8/20/2010 (b)(f)	640	636
Dex Media West LLC/Dex Media West
			Wells Fargo Bank NA
Finance Co
			5.75%, 5/16/2016	2,755	2,469
9.88%, 8/15/2013	500	187
			Wells Fargo Capital XIII
Idearc Inc
			7.70%, 12/29/2049 (f)	8,935	7,305
8.00%, 11/15/2016	1,200	167
			Wells Fargo Capital XV
Nielsen Finance LLC / Nielsen Finance Co
			9.75%, 12/29/2049 (f)	2,820	2,735

10.00%, 8/ 1/2014	1,415	1,026

					38,246

		1,380

			Reinsurance (0.24%)
Quarrying (0.20%)
			Endurance Specialty Holdings Ltd
Compass Minerals International Inc
			7.00%, 7/15/2034	3,350	2,149
12.00%, 6/ 1/2013 (a)(f)	551	570
			PartnerRe Finance II
Vulcan Materials Co
			6.44%, 12/ 1/2066 (f)	1,320	694
4.07%, 12/15/2010 (f)	4,325	4,293

			Platinum Underwriters Finance Inc
		4,863

			7.50%, 6/ 1/2017	3,170	2,983

Radio (0.03%)					5,826

Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014	1,000	680	REITS - Apartments (0.01%)
			UDR Inc

Real Estate Operator & Developer (0.11%)			6.50%, 6/15/2009	395	337

Duke Realty LP
5.63%, 8/15/2011	980	853	REITS - Healthcare (0.33%)
			HCP Inc
Regency Centers LP
			5.65%, 12/15/2013	2,900	2,448
8.45%, 9/ 1/2010	940	955
			6.00%, 1/30/2017	600	426
5.88%, 6/15/2017	1,235	941

			Nationwide Health Properties Inc
		2,749

			6.50%, 7/15/2011	585	528

			6.25%, 2/ 1/2013	5,700	4,616

					8,018

See accompanying notes

188

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Hotels (0.14%)			Retail - Automobile (0.02%)
Hospitality Properties Trust			Penske Auto Group Inc
5.13%, 2/15/2015	$ 825 $	603	7.75%, 12/15/2016	$ 1,150 $	549
6.30%, 6/15/2016	2,795	2,059
6.70%, 1/15/2018	1,005	736	Retail - Consumer Electronics (0.08%)

		3,398	Best Buy Co Inc

			6.75%, 7/15/2013 (c)	2,190	2,062
REITS - Mortgage (0.19%)
iStar Financial Inc			Retail - Discount (0.08%)
3.16%, 9/15/2009 (f)	2,425	1,370	Target Corp
3.16%, 3/ 9/2010 (f)	3,425	1,918	5.38%, 6/15/2009	80	80
5.85%, 3/15/2017	3,500	1,330	Wal-Mart Stores Inc

		4,618	6.50%, 8/15/2037	2,240	2,011

					2,091

REITS - Office Property (0.21%)
Brandywine Operating Partnership LP			Retail - Drug Store (0.17%)
5.63%, 12/15/2010	2,325	2,022	CVS/Caremark Corp
5.70%, 5/ 1/2017	1,945	1,133	3.11%, 6/ 1/2010 (b)(f)	4,710	4,256
Highwoods Properties Inc
5.85%, 3/15/2017	1,245	800	Retail - Restaurants (0.08%)
HRPT Properties Trust			Darden Restaurants Inc
3.42%, 3/16/2011 (f)	1,408	1,284	6.20%, 10/15/2017	1,690	1,225

		5,239	Landry's Restaurants Inc

			9.50%, 12/15/2014	700	627

REITS - Regional Malls (0.15%)					1,852

Simon Property Group LP
4.60%, 6/15/2010	375	347	Rubber - Tires (0.07%)
5.30%, 5/30/2013	1,985	1,638	Goodyear Tire & Rubber Co/The
			6.68%, 12/ 1/2009 (f)	840	770
6.13%, 5/30/2018	2,245	1,599

			8.63%, 12/ 1/2011	1,000	845

		3,584

					1,615

REITS - Shopping Centers (0.24%)
			Satellite Telecommunications (0.16%)
Developers Diversified Realty Corp
5.25%, 4/15/2011	4,580	3,881	Intelsat Ltd
			6.50%, 11/ 1/2013	1,465	732
5.38%, 10/15/2012	2,560	1,914

			Intelsat Subsidiary Holding Co Ltd
		5,795

			8.88%, 1/15/2015 (c)	3,355	2,852
REITS - Single Tenant (0.03%)			Telesat Canada/Telesat LLC
National Retail Properties Inc			11.00%, 11/ 1/2015 (c)	580	348

6.88%, 10/15/2017	935	852			3,932

			Schools (0.03%)
REITS - Warehouse & Industrial (0.19%)
Prologis			Knowledge Learning Corp Inc
3.06%, 8/24/2009 (b)(f)	4,800	4,679	7.75%, 2/ 1/2015 (c)	970	757

			Seismic Data Collection (0.03%)
Rental - Auto & Equipment (0.35%)
Erac USA Finance Co			Cie Generale de Geophysique-Veritas
3.71%, 4/30/2009 (b)(c)(f)	6,350	5,875	7.50%, 5/15/2015	1,210	811
3.06%, 8/28/2009 (b)(c)(f)	1,900	1,896
			Sovereign (0.05%)
7.00%, 10/15/2037 (c)	1,370	801

			Mexico Government International Bond
		8,572	5.52%, 1/13/2009 (b)(f)	1,135	1,135

Retail - Apparel & Shoe (0.02%)
Phillips-Van Heusen Corp			Special Purpose Banks (0.03%)
8.13%, 5/ 1/2013	455	391	Korea Development Bank
			4.90%, 10/20/2009 (b)(f)	760	759

See accompanying notes

189

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Special Purpose Entity (0.89%)			Telecommunication Equipment (0.13%)
AGFC Capital Trust I			Lucent Technologies Inc
6.00%, 1/15/2067 (c)(f)	$ 835 $	92	5.50%, 11/15/2008	$ 1,789 $	1,753
Axcan Intermediate Holdings Inc			Nortel Networks Ltd
9.25%, 3/ 1/2015 (c)	2,000	1,700	9.00%, 7/15/2011 (f)	450	244
BAE Systems Holdings Inc			10.75%, 7/15/2016 (c)	2,165	1,142

6.40%, 12/15/2011 (c)	3,305	3,407			3,139

5.20%, 8/15/2015 (c)	3,420	3,028
			Telecommunication Services (0.21%)
Capital One Capital IV
			Fairpoint Communications Inc
6.75%, 2/17/2037	1,640	773
			13.13%, 4/ 1/2018 (c)	1,440	1,015
Hawker Beechcraft Acquisition Co LLC /
Hawker Beechcraft Notes Co			MasTec Inc
8.50%, 4/ 1/2015	380	228	7.63%, 2/ 1/2017	900	720
John Hancock Global Funding II			Maxcom Telecomunicaciones SAB de CV
4.32%, 4/ 3/2009 (b)(c)(f)	2,550	2,557	11.00%, 12/15/2014	785	510
QBE Capital Funding II LP			Qwest Corp
6.80%, 6/29/2049 (c)(e)(f)	1,865	793	7.88%, 9/ 1/2011	1,000	868
Rainbow National Services LLC			Telcordia Technologies Inc
10.38%, 9/ 1/2014 (c)	2,190	1,905	8.50%, 7/15/2012 (c)(f)	2,020	1,313
Regency Energy Partners LP/Regency Energy			West Corp
Finance Corp			9.50%, 10/15/2014	1,565	853

8.38%, 12/15/2013	1,465	1,113			5,279

Santander Perpetual SA Unipersonal			Telephone - Integrated (1.88%)
6.67%, 10/24/2017 (c)(f)	1,500	1,056
			AT&T Inc
SMFG Preferred Capital USD 1 Ltd			6.15%, 9/15/2034	705	541
6.08%, 1/29/2049 (c)(f)	2,740	1,884
			6.30%, 1/15/2038	3,845	3,036
Swiss Re Capital I LP
			Cincinnati Bell Inc
6.85%, 5/29/2049 (c)(f)	1,925	1,054
			8.38%, 1/15/2014	3,000	2,168
Universal City Development Partners
			Deutsche Telekom International Finance BV
11.75%, 4/ 1/2010	1,000	800
			3.39%, 3/23/2009 (b)(f)	3,175	3,138
USB Realty Corp
			5.25%, 7/22/2013	3,520	3,118
6.09%, 12/22/2049 (c)(f)	985	463
			Koninklijke KPN NV
Williams Cos Inc Credit Linked Certificate
Trust/The			8.00%, 10/ 1/2010	1,075	1,029
6.05%, 5/ 1/2009 (b)(c)(f)	1,200	1,193	Level 3 Financing Inc

		22,046	9.25%, 11/ 1/2014	3,355	1,912

			Qwest Capital Funding Inc
Specified Purpose Acquisition (0.06%)			7.00%, 8/ 3/2009	10,245	9,733
ESI Tractebel Acquisition Corp			Qwest Communications International Inc
7.99%, 12/30/2011	1,518	1,397	7.50%, 2/15/2014	850	584
			Sprint Nextel Corp
Steel - Producers (0.19%)			4.17%, 6/28/2010 (f)	2,500	1,984
Evraz Group SA			6.00%, 12/ 1/2016	2,600	1,801
8.88%, 4/24/2013 (c)	1,400	602
			Telecom Italia Capital SA
Ispat Inland ULC			3.28%, 2/ 1/2011 (b)(f)	845	676
9.75%, 4/ 1/2014	2,225	2,181
			5.11%, 7/18/2011 (f)	2,175	1,722
Steel Dynamics Inc
			5.25%, 11/15/2013	2,405	1,826
7.38%, 11/ 1/2012	635	472
			6.38%, 11/15/2033	2,610	1,569
7.75%, 4/15/2016 (c)	2,290	1,517

			Telefonica Emisiones SAU
		4,772

			5.98%, 6/20/2011	1,415	1,351
Steel Pipe & Tube (0.03%)			3.12%, 2/ 4/2013 (a)(e)(f)	2,075	1,555
Mueller Water Products Inc			5.86%, 2/ 4/2013 (e)	1,670	1,520
7.38%, 6/ 1/2017	1,000	655	Telefonica Europe BV
			7.75%, 9/15/2010	760	736
See accompanying notes

190

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telephone - Integrated (continued)			Wireless Equipment (continued)
Verizon Communications Inc			Rogers Communications Inc (continued)
8.75%, 11/ 1/2018 (e)	$ 2,220 $	2,267	7.50%, 8/15/2038	$ 1,470 $	1,235

8.95%, 3/ 1/2039 (e)	2,500	2,537			7,163

Windstream Corp
			TOTAL BONDS	$ 1,648,956
8.63%, 8/ 1/2016	2,050	1,548

		46,351	SENIOR FLOATING RATE INTERESTS (1.55%)

			Aerospace & Defense (0.05%)
Television (0.08%)
			Hawker Beechcraft Inc, Letter of Credit
Univision Communications Inc
			6.54%, 3/26/2014 (f)	107	68
7.85%, 7/15/2011	1,020	643
			Hawker Beechcraft Inc, Term Loan B
Videotron Ltee
			5.76%, 3/26/2014 (f)	1,829	1,155

6.88%, 1/15/2014	725	602
					1,223

9.13%, 4/15/2018 (c)	735	652

		1,897	Auto - Car & Light Trucks (0.09%)

			Ford Motor Co, Term Loan B
Theaters (0.08%)
			0.00%, 12/15/2013 (f)	3,990	2,178
AMC Entertainment Inc
8.63%, 8/15/2012	900	756
			Auto/Truck Parts & Equipment - Replacement (0.07%)
11.00%, 2/ 1/2016	575	454	Allison Transmission Inc, Term Loan B
Cinemark Inc			5.95%, 8/ 7/2014 (f)	2,435	1,628
0.00%, 3/15/2014 (a)(f)	975	819

		2,029	Cable TV (0.05%)

Tobacco (0.17%)			CSC Holdings Inc, Term Loan B
			4.57%, 3/30/2013 (f)	1,496	1,270
Reynolds American Inc
7.25%, 6/ 1/2013	3,950	3,456
			Cellular Telecommunications (0.06%)
6.75%, 6/15/2017	975	732

			Alltel Holdings Corp, Term Loan B
		4,188	6.25%, 5/31/2015 (f)	1,485	1,411

Tools - Hand Held (0.13%)
Snap-On Inc			Commercial Services (0.00%)
4.95%, 1/12/2010 (b)(f)	3,200	3,163	Aramark Corp, Term Loan B
			0.00%, 1/26/2014 (f)(i)	60	50
Transport - Rail (0.07%)
CSX Transportation Inc			Data Processing & Management (0.08%)
6.25%, 1/15/2023	1,924	1,659	First Data Corporation, Term Loan B
Union Pacific Railroad Co 2003 Pass Through			5.98%, 9/24/2014 (f)	990	724
Trust			First Data Corporation, Term Loan B1
4.70%, 1/ 2/2024	178	145	6.05%, 12/24/2014 (f)	990	725

		1,804	First Data Corporation, Term Loan B2

			5.97%, 9/24/2014 (f)	743	541

Transport - Services (0.01%)
					1,990

FedEx Corp
3.50%, 4/ 1/2009 (b)	260	256	Dialysis Centers (0.07%)
			Davita Inc, Term Loan B
Water (0.11%)			0.00%, 10/ 5/2012 (f)(i)	1,900	1,640
Veolia Environnement
5.25%, 6/ 3/2013	3,000	2,713	Electric - Integrated (0.14%)
			Texas Competitive Electric Holdings
Wire & Cable Products (0.04%)			Company, Term Loan B2
Coleman Cable Inc			6.30%, 8/ 7/2014 (f)	2,275	1,781
9.88%, 10/ 1/2012	1,250	891	Texas Competitive Electric Holdings
			Company, Term Loan B3
Wireless Equipment (0.29%)			6.30%, 10/10/2014 (f)	1,980	1,550

Rogers Communications Inc					3,331

6.80%, 8/15/2018	6,775	5,928

See accompanying notes

191

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Food - Confectionery (0.02%)			Telecommunication Services (0.03%)
Wrigley WM Jr Co; Term Loan B			Fairpoint Communications Inc, Term Loan B
0.00%, 9/30/2014 (f)(i)	$ 450 $	426	5.75%, 3/ 8/2015 (f)	$ 1,000 $	695

Health Care Services (0.09%)			Theaters (0.01%)
Community Health Systems Inc, Term Loan B			Cinemark USA Inc, Term Loan C
5.16%, 7/25/2014 (f)	2,809	2,268	0.00%, 3/31/2011 (f)(i)	500	358

			TOTAL SENIOR FLOATING RATE INTERESTS	$ 38,277

Machinery - General Industry (0.05%)
Manitowoc Company Inc, Term Loan B			U.S. GOVERNMENT & GOVERNMENT AGENCY
0.00%, 4/14/2014 (f)(i)	1,500	1,174	OBLIGATIONS (56.14%)
			Federal Home Loan Mortgage Corporation
			(FHLMC) (18.49%)
Medical - Hospitals (0.15%)			4.50%, 11/ 1/2023 (j)	17,475	16,590
HCA Inc, Term Loan B1			5.00%, 11/ 1/2023 (j)	7,625	7,444
6.01%, 11/18/2013 (f)	4,462	3,681
			5.00%, 11/ 1/2038 (j)	40,965	38,763
Medical Products (0.04%)			5.50%, 11/ 1/2038 (j)	93,770	91,455
Biomet Inc, Term Loan B			6.00%, 11/ 1/2038 (j)	41,555	41,477
0.00%, 3/25/2015 (f)(i)	1,200	1,032	5.50%, 1/ 1/2039 (j)	10,360	10,075
			6.00%, 1/ 1/2039 (j)	15,775	15,691
Money Center Banks (0.01%)			5.50%, 4/ 1/2009	16	16
BE Aerospace Inc, Term Loan B			5.50%, 8/ 1/2009	51	51
6.07%, 7/28/2014 (f)	399	363	4.50%, 12/ 1/2009	520	526
			4.50%, 4/ 1/2011	2,228	2,259
Physician Practice Management (0.00%)
			7.00%, 8/ 1/2016	9	10
US Oncology Inc, Term Loan
0.00%, 8/20/2011 (f)(i)	150	124	6.50%, 6/ 1/2017	456	468
			6.00%, 7/ 1/2017	170	171
Property & Casualty Insurance (0.04%)			5.50%, 3/ 1/2018	392	392
Asurion Corp, Term Loan B			5.00%, 5/ 1/2018	2,891	2,852
10.84%, 7/ 7/2015 (f)	1,750	1,067	5.00%, 10/ 1/2018	1,781	1,757
			5.50%, 12/ 1/2018	8	8
Publishing - Periodicals (0.01%)
			5.00%, 1/ 1/2019	2,841	2,797
Nielsen Finance LLC / Nielsen Finance Corp,
			6.00%, 3/ 1/2022	494	497
Term Loan B
4.80%, 8/ 9/2013 (f)	499	355	5.50%, 7/ 1/2023	7,849	7,819
			6.00%, 7/ 1/2023	1,632	1,638
Racetracks (0.17%)			5.50%, 8/ 1/2023	5,599	5,578
Penn National Gaming Inc, Term Loan B			5.50%, 6/ 1/2024	765	754
5.02%, 10/ 3/2012 (f)	4,979	4,175	5.00%, 2/ 1/2026	10,297	9,938
			6.00%, 6/ 1/2028	32	32
Retail - Building Products (0.16%)
			6.00%, 1/ 1/2029	12	12
HD Supply Inc, Term Loan B
4.37%, 8/30/2012 (f)	5,148	3,861	6.50%, 3/ 1/2029	52	53
			6.50%, 3/ 1/2029	9	9
Satellite Telecommunications (0.16%)			6.50%, 5/ 1/2029	77	78
Panamsat Corp, Term Loan B			7.00%, 12/ 1/2029	29	29
6.65%, 1/ 3/2014 (f)	2,985	2,468	7.00%, 6/ 1/2030	29	30
Telesat Canada Inc, Term Loan B			7.50%, 9/ 1/2030	14	15
6.36%, 9/ 1/2014 (f)	1,839	1,397	7.50%, 9/ 1/2030	8	9
Telesat Canada Inc, Term Loan DD			8.00%, 9/ 1/2030	128	135
6.59%, 10/31/2014 (f)	147	112

			8.00%, 11/ 1/2030	-	1
		3,977

			7.00%, 12/ 1/2030	36	37
			7.50%, 12/ 1/2030	3	3
			7.50%, 1/ 1/2031	52	55

See accompanying notes

192

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.00%, 3/ 1/2031	$ 96 $	97	4.65%, 8/ 1/2035 (f)	$ 1,387 $	1,406
7.50%, 3/ 1/2031	19	20	4.82%, 8/ 1/2035 (f)	6,469	6,466
6.00%, 4/ 1/2031	15	15	4.97%, 9/ 1/2035 (f)	4,086	4,107
6.50%, 4/ 1/2031	40	41	5.18%, 11/ 1/2035 (f)	742	743
6.50%, 6/ 1/2031	4	4	5.34%, 12/ 1/2035 (f)	1,188	1,199
7.00%, 6/ 1/2031	1	1	5.44%, 12/ 1/2035 (f)	223	224
6.50%, 9/ 1/2031	44	45	6.53%, 7/ 1/2036 (f)	4,090	4,153
7.00%, 9/ 1/2031	11	11	6.48%, 8/ 1/2036 (f)	8,044	8,249
6.00%, 12/ 1/2031	459	460	6.54%, 10/ 1/2036 (f)	1,745	1,783
6.50%, 2/ 1/2032	35	35	6.15%, 12/ 1/2036	5,685	5,802
6.50%, 2/ 1/2032	27	27	6.51%, 1/ 1/2037 (f)	3,010	3,061
7.50%, 2/ 1/2032	27	29	5.96%, 2/ 1/2037 (f)	2,356	2,385
6.50%, 5/ 1/2032	100	102	6.28%, 4/ 1/2037 (f)	2,267	2,325
6.00%, 12/ 1/2032	454	455	5.64%, 5/ 1/2037	882	885
6.00%, 2/ 1/2033	365	365	6.11%, 5/ 1/2037 (f)	1,070	1,087
5.50%, 4/ 1/2033	808	790	5.57%, 8/ 1/2037 (f)	3,234	3,270

5.50%, 5/ 1/2033	959	938			455,780

5.50%, 10/ 1/2033	747	730
			Federal National Mortgage Association (FNMA) (22.68%)
5.50%, 12/ 1/2033	3,392	3,316	5.00%, 11/ 1/2023 (j)	19,960	19,511
6.00%, 12/ 1/2033	759	760	5.00%, 11/ 1/2038 (j)	100,175	94,885
5.50%, 9/ 1/2034	2,705	2,643	5.50%, 11/ 1/2038 (j)	114,070	111,432
5.50%, 2/ 1/2035	4,297	4,196	6.00%, 11/ 1/2038 (j)	54,485	54,451
6.50%, 4/ 1/2035	901	915	6.50%, 11/ 1/2038 (j)	5,365	5,437
5.00%, 7/ 1/2035	1,600	1,516	6.00%, 5/ 1/2009	3	3
5.00%, 8/ 1/2035	8,204	7,772	6.00%, 5/ 1/2009	3	3
5.00%, 10/ 1/2035	3,154	2,988	6.00%, 7/ 1/2009	24	24
6.50%, 10/ 1/2035	399	405	6.00%, 7/ 1/2009	9	9
6.00%, 8/ 1/2036	1,598	1,596	5.00%, 3/ 1/2010	409	409
6.00%, 10/ 1/2036 (f)	4,253	4,248	6.50%, 4/ 1/2010	10	11
5.00%, 6/ 1/2037	316	299	6.50%, 1/ 1/2011	6	6
5.50%, 7/ 1/2037	5,090	4,967	6.50%, 2/ 1/2011	54	56
6.00%, 8/ 1/2037	15,114	15,096	6.50%, 3/ 1/2011	78	79
6.00%, 8/ 1/2037	13,893	13,877	6.50%, 7/ 1/2016	14	14
6.00%, 12/ 1/2037 (f)	5,191	5,185	6.50%, 2/ 1/2017	60	61
6.00%, 1/ 1/2038 (f)	1,477	1,475	6.50%, 3/ 1/2017	24	25
6.50%, 2/ 1/2038 (f)	20,507	20,797	6.50%, 4/ 1/2017	21	22
5.50%, 4/ 1/2038	4,326	4,221	6.50%, 8/ 1/2017	380	390
5.50%, 4/ 1/2038	5,566	5,431	5.00%, 9/ 1/2017	759	749
5.50%, 5/ 1/2038	9,169	8,947	5.50%, 9/ 1/2017	149	149
5.50%, 5/ 1/2038	5,857	5,715	5.50%, 10/ 1/2017	255	256
6.00%, 7/ 1/2038	14,350	14,333	5.00%, 3/ 1/2018	1,240	1,222
5.50%, 8/ 1/2038	6,115	5,967	4.50%, 1/ 1/2020	2,080	1,991
5.50%, 8/ 1/2038	2,976	2,904	5.00%, 5/ 1/2020	1,010	990
4.62%, 12/ 1/2033 (f)	977	990	5.50%, 6/ 1/2020	3,902	3,898
6.11%, 1/ 1/2034 (f)	381	388	5.50%, 9/ 1/2020	3,988	3,983
5.06%, 7/ 1/2034 (f)	302	303	6.00%, 10/ 1/2021	3,317	3,344
4.54%, 8/ 1/2034 (f)	543	545	6.50%, 5/ 1/2022	36	37
5.51%, 6/ 1/2035 (f)	3,106	3,151	5.50%, 2/ 1/2023	592	583

See accompanying notes

193

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.00%, 2/ 1/2023	$ 184 $	185	4.97%, 4/ 1/2036 (f)	$ 1,107 $	1,105
4.50%, 5/ 1/2023	19,415	18,488	6.50%, 4/ 1/2036	1,470	1,491
5.50%, 6/ 1/2023	2,529	2,492	6.00%, 5/ 1/2036	1,164	1,165
5.50%, 7/ 1/2023	39	38	6.00%, 5/ 1/2036	6,819	6,819
6.50%, 12/ 1/2031	25	25	5.78%, 6/ 1/2036 (f)	391	396
6.50%, 2/ 1/2032	22	22	6.50%, 8/ 1/2036	586	595
6.50%, 2/ 1/2032	50	51	6.50%, 8/ 1/2036	3,049	3,092
7.00%, 2/ 1/2032	66	69	6.50%, 9/ 1/2036 (f)	11,983	12,154
7.00%, 3/ 1/2032	161	166	5.43%, 10/ 1/2036 (f)	874	877
6.50%, 4/ 1/2032	27	28	6.50%, 10/ 1/2036	6,783	6,880
6.00%, 5/ 1/2032	20	20	6.50%, 11/ 1/2036	7,720	7,830
6.50%, 6/ 1/2032	13	13	5.93%, 12/ 1/2036 (f)	5,850	5,915
6.50%, 8/ 1/2032	145	148	5.50%, 2/ 1/2037	1,069	1,045
7.50%, 8/ 1/2032	83	88	5.74%, 5/ 1/2037 (f)	4,854	4,919
6.77%, 11/ 1/2032 (f)	219	222	6.00%, 6/ 1/2037	3,082	3,082
6.35%, 12/ 1/2032 (f)	383	386	6.50%, 7/ 1/2037	2,793	2,833
6.20%, 1/ 1/2033 (f)	485	499	6.50%, 7/ 1/2037	3,760	3,813
5.32%, 4/ 1/2033 (f)	515	528	6.50%, 1/ 1/2038	1,790	1,815
4.01%, 5/ 1/2033 (f)	2,783	2,833	6.00%, 2/ 1/2038 (f)	5,559	5,559
5.07%, 7/ 1/2033 (f)	3,150	3,169	6.00%, 2/ 1/2038	8,339	8,339
5.50%, 7/ 1/2033	1,437	1,408	6.00%, 2/ 1/2038 (f)	6,975	6,975
4.84%, 8/ 1/2033 (f)	2,401	2,405	6.00%, 2/ 1/2038	5,187	5,187
5.50%, 9/ 1/2033	1,987	1,945	6.50%, 2/ 1/2038	2,557	2,593
4.59%, 12/ 1/2033 (f)	2,761	2,752	5.50%, 3/ 1/2038	10,196	9,966
4.68%, 12/ 1/2033 (f)	2,177	2,173	6.00%, 3/ 1/2038	2,210	2,210
4.56%, 1/ 1/2034 (f)	1,887	1,936	6.50%, 3/ 1/2038	2,274	2,306
4.01%, 3/ 1/2034 (f)	5,163	5,128	5.50%, 4/ 1/2038	20,141	19,687
3.74%, 5/ 1/2034 (f)	1,719	1,736	6.00%, 4/ 1/2038	7,243	7,242
4.29%, 5/ 1/2034 (f)	377	379	6.00%, 5/ 1/2038	2,459	2,459
4.51%, 5/ 1/2034 (f)	2,094	2,151	6.00%, 5/ 1/2038	1,558	1,558
4.64%, 5/ 1/2034 (f)	2,268	2,264	6.00%, 5/ 1/2038	1,636	1,636
4.25%, 6/ 1/2034 (f)	757	760	6.50%, 5/ 1/2038	1,343	1,362
4.31%, 7/ 1/2034 (f)	1,062	1,067	6.00%, 8/ 1/2038	5,274	5,274
4.37%, 9/ 1/2034 (f)	7,016	7,052	6.00%, 8/ 1/2038	4,199	4,199

4.74%, 10/ 1/2034 (f)	479	485			558,806

4.44%, 11/ 1/2034 (f)	5,022	5,033
			Government National Mortgage Association
4.29%, 12/ 1/2034 (f)	1,021	1,024	(GNMA) (1.69%)
4.58%, 3/ 1/2035 (f)	1,184	1,189	5.00%, 11/ 1/2038 (j)	860	820
5.14%, 3/ 1/2035 (f)	9,609	9,896	5.50%, 11/ 1/2038 (j)	11,305	11,086
5.33%, 5/ 1/2035 (f)	8,178	8,169	6.00%, 11/ 1/2038 (j)	2,125	2,125
5.00%, 7/ 1/2035	1,558	1,477	7.00%, 4/15/2031	1	1
5.00%, 7/ 1/2035	3,746	3,552	7.00%, 6/15/2031	60	61
4.85%, 8/ 1/2035 (f)	633	634	7.00%, 7/15/2031	11	12
4.88%, 8/ 1/2035 (f)	292	293	6.00%, 8/15/2031	73	73
5.07%, 8/ 1/2035 (f)	1,573	1,581	6.00%, 1/15/2032	24	24
4.87%, 9/ 1/2035 (f)	618	620	6.00%, 2/15/2032	351	352
5.42%, 2/ 1/2036 (f)	186	186	7.00%, 6/15/2032	322	329
4.88%, 3/ 1/2036 (b)(f)	5,771	5,633	6.50%, 10/15/2032	112	114

See accompanying notes

194

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (1.80%)
OBLIGATIONS (continued)			Money Center Banks (1.80%)
Government National Mortgage Association			BNP Paribas Securities Corporation
(GNMA) (continued)			Repurchase Agreement; 0.20% dated
6.50%, 12/15/2032	$ 770 $	782	10/31/08 maturing 11/03/08 (collateralized
6.00%, 2/15/2033	160	161	by U.S. Government Agency Issues;
5.00%, 11/15/2033	13,177	12,671	$17,249,000; 0.00% - 6.25%; dated
6.00%, 12/15/2033	215	216	12/23/08 - 07/13/37) (b)	$ 17,111$	17,112
5.00%, 6/15/2034	317	303	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement;
6.50%, 3/20/2028	39	40	0.15%; dated 10/31/2008 maturing
6.00%, 7/20/2028	217	219	11/03/2008 (collateralized by Sovereign
6.00%, 11/20/2028	200	201	Agency Issues; $28,120,000; 2.75% -
6.00%, 1/20/2029	210	212	5.38%; dated 11/28/08 - 02/13/17)	27,301	27,301

					44,413
6.50%, 5/20/2029	31	32

6.00%, 7/20/2029	53	53	TOTAL REPURCHASE AGREEMENTS	$ 44,413

8.00%, 1/20/2031	20	21	Total Investments	$ 3,273,985
6.50%, 2/20/2032	18	18	Liabilities in Excess of Other Assets, Net - (32.85)%		(809,562)

6.00%, 11/20/2033	2,669	2,673
			TOTAL NET ASSETS - 100.00%	$ 2,464,423

5.50%, 5/20/2035	794	780
6.00%, 12/20/2036	8,278	8,267

		41,646	(a) Non-Income Producing Security

U.S. Treasury (13.28%)			(b)	Security was purchased with the cash proceeds from securities loans.
4.50%, 2/15/2009	15,000	15,157	(c)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
4.88%, 8/15/2009 (k)	60,000	61,612	registration, normally to qualified institutional buyers. Unless otherwise
3.13%, 11/30/2009 (k)	65,000	66,127	indicated, these securities are not considered illiquid. At the end of the
4.50%, 4/30/2012 (k)	65,000	70,383	period, the value of these securities totaled $182,304 or 7.40% of net
4.38%, 8/15/2012 (k)	5,500	5,964	assets.
			(d) Security is Illiquid
4.25%, 8/15/2013 (k)	11,100	11,883
			(e) Security purchased on a when-issued basis.
4.75%, 5/15/2014 (k)	15,000	16,459
			(f) Variable Rate. Rate shown is in effect at October 31, 2008.
4.25%, 11/15/2014 (k)	7,675	8,231	(g)	Market value is determined in accordance with procedures established in
6.00%, 2/15/2026 (k)	37,150	42,348	good faith by the Board of Directors. At the end of the period, the value
6.75%, 8/15/2026	3,000	3,696	of these securities totaled $8,703 or 0.35% of net assets.
6.13%, 8/15/2029	25	30	(h)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
4.50%, 2/15/2036 (k)	25,000	25,463	these securities totaled $1,056 or 0.04% of net assets.

		327,353	(i)	This Senior Floating Rate Note will settle after October 31, 2008, at

			which time the interest rate will be determined.
TOTAL U.S. GOVERNMENT & GOVERNMENT			(j)	Security was purchased in a "to-be-announced" ("TBA") transaction.
AGENCY OBLIGATIONS	$ 1,383,585		See Notes to Financial Statements.

SHORT TERM INVESTMENTS (4.68%)			(k)	Security or a portion of the security was on loan at the end of the period.
Commercial Paper (4.68%)
Investment in Joint Trading Account; HSBC			Unrealized Appreciation (Depreciation)
Funding			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
0.25%, 11/ 3/2008	$ 55,624 $	55,624	of investments held by the fund as of the period end were as follows:
Investment in Joint Trading Account;
Prudential Funding			Unrealized Appreciation	$ 13,039
0.30%, 11/ 3/2008	55,624	55,624	Unrealized Depreciation		(564,041)

Vulcan Materials Co			Net Unrealized Appreciation (Depreciation)		(551,002)
3.00%, 11/ 3/2008 (b)	4,000	3,998	Cost for federal income tax purposes		3,824,987

		115,246	All dollar amounts are shown in thousands (000's)

TOTAL SHORT TERM INVESTMENTS	$ 115,246

See accompanying notes

195

Schedule of Investments
Bond & Mortgage Securities Fund
October 31, 2008
	Portfolio Summary (unaudited)

Sector		Percent

Mortgage Securities		63.03%
Financial		22.59%
Government		13.39%
Asset Backed Securities		10.66%
Communications		6.83%
Consumer, Non-cyclical		5.27%
Energy		2.59%
Utilities		2.57%
Consumer, Cyclical		2.31%
Industrial		1.78%
Basic Materials		1.10%
Technology		0.55%
Diversified		0.18%
Liabilities in Excess of Other Assets, Net		(32.85%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		0.58%
Credit Default Swaps		0.10%

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; December 2008		Buy	127	$ 14,636	$ 14,360 $		(276)
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)

Merrill Lynch	CDX.NA.IG.10		Sell	1.55%	06/20/2013 $	84,912	$ (2,387)

All dollar amounts are shown in thousands (000's)

See accompanying notes

196

Schedule of Investments
California Municipal Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (104.51%)			TAX-EXEMPT BONDS (continued)
California (104.19%)			California (continued)
Abag Finance Authority for Nonprofit Co			California State Department of Veterans
5.25%, 10/ 1/2026	$ 1,240 $	1,111	Affairs/CA
Abag Finance Authority for Nonprofit Co ACA			5.15%, 12/ 1/2027	$ 2,000 $	1,675
5.70%, 11/ 1/2013	2,280	2,228	California State Department of Water
Anaheim Public Financing Authority/CA			Resources FGIC
AMBAC			5.00%, 12/ 1/2014	2,955	3,141
5.25%, 8/ 1/2013	2,000	2,066	California State Department of Water
Baldwin Park Public Financing Authority/CA			Resources FSA
4.63%, 8/ 1/2016	1,130	1,086	5.00%, 12/ 1/2018	10	11
Barstow Redevelopment Agency/CA MBIA			5.00%, 12/ 1/2018	1,660	1,680
7.00%, 9/ 1/2014	895	1,001	California State Department of Water
			Resources MBIA
7.00%, 9/ 1/2014	470	511
			5.25%, 5/ 1/2015	1,675	1,749
Bay Area Governments Association XLCA
			California State Enterprise Development
5.25%, 9/ 1/2029	2,000	1,554
			Authority
California County TOB Securitization Agency			5.30%, 9/ 1/2047	1,200	845
0.00%, 6/ 1/2028 (a)(b)	2,000	1,178
			California State Public Works Board
5.13%, 6/ 1/2038	2,000	1,216	5.40%, 10/ 1/2022	3,000	2,948
5.25%, 6/ 1/2045	2,000	1,199	5.00%, 4/ 1/2023	4,200	4,041
California Educational Facilities Authority			5.50%, 6/ 1/2023	1,980	1,988
6.63%, 6/ 1/2020	130	140
			5.00%, 6/ 1/2024	3,000	2,791
California Educational Facilities Authority
			5.00%, 6/ 1/2025	1,750	1,614
MBIA
5.10%, 3/ 1/2014	2,000	1,970	California Statewide Communities
			Development Authority
California Health Facilities Financing
			5.00%, 5/15/2020	1,000	833
Authority/CA
6.50%, 10/ 1/2038 (c)	1,000	999	5.20%, 12/ 1/2029	1,000	998
California Housing Finance Agency			5.13%, 4/ 1/2037 (e)	1,500	1,039
5.05%, 8/ 1/2027	2,500	1,992	5.38%, 12/ 1/2037	1,000	746
5.00%, 2/ 1/2028	5,000	3,982	5.00%, 7/ 1/2039 (d)	2,500	1,609
4.70%, 8/ 1/2036 (d)	3,150	2,142	5.00%, 11/15/2043	5,985	4,829
4.80%, 8/ 1/2036 (d)	2,500	1,737	California Statewide Communities
4.88%, 8/ 1/2041 (d)	6,760	4,666	Development Authority CAL MTG INS
			6.25%, 8/15/2028	2,250	2,156
4.75%, 8/ 1/2042 (d)	8,400	5,583
			California Statewide Communities
California Housing Finance Agency AMBAC			Development Authority FNMA
5.10%, 2/ 1/2009	1,000	1,005	4.20%, 10/15/2018	1,480	1,418
California Infrastructure & Economic			California Statewide Communities
Development Bank			Development Authority MBIA
5.50%, 10/ 1/2015	1,000	1,020	6.50%, 8/ 1/2012	1,675	1,764
California Infrastructure & Economic			Carson Redevelopment Agency MBIA
Development Bank FGIC			5.50%, 10/ 1/2016	1,000	1,026
5.00%, 8/15/2018	1,155	1,169
			Chino Valley Unified School District FSA
California Mobilehome Park Financing
			5.25%, 9/ 1/2013	1,240	1,292
Authority/CA
4.50%, 12/15/2036	1,000	614	Chula Vista Community Facilities District/CA
			5.45%, 9/ 1/2036	1,000	718
California Pollution Control Financing Authority
5.00%, 1/ 1/2022	2,000	1,465	City of Alhambra CA MBIA
			6.13%, 9/ 2/2018	4,710	4,871
5.13%, 11/ 1/2023	4,500	3,212
			City of Azusa CA
5.00%, 7/ 1/2027	5,500	3,679
			6.00%, 9/ 1/2026	2,210	1,871
California Pollution Control Financing
			City of Burbank CA FSA
Authority AMBAC
5.85%, 6/ 1/2021	2,500	2,295	5.25%, 5/ 1/2024	3,155	3,109
California Rural Home Mortgage Financing			City of Chula Vista CA MBIA
Authority GNMA/FNMA/FHLMC			5.00%, 8/ 1/2027	3,000	2,693
5.40%, 12/ 1/2036	985	865

See accompanying notes

197

Schedule of Investments
California Municipal Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (continued)			California (continued)
City of Hawthorne CA			Fontana Redevelopment Agency/CA MBIA
4.60%, 9/ 1/2021	$ 1,000 $	736	5.20%, 9/ 1/2030	$ 1,000 $	936
5.00%, 9/ 1/2030	5,000	3,439	Foothill Eastern Transportation Corridor
City of Los Angeles CA AMBAC			Agency/CA
5.00%, 3/ 1/2022	1,445	1,434	0.00%, 1/15/2026 (a)(b)	9,000	7,985
City of Los Angeles CA GNMA			0.00%, 1/15/2030 (a)	20,000	3,587
6.25%, 9/20/2039	1,000	881	0.00%, 1/15/2032 (a)	10,000	1,508
City of Modesto CA			0.00%, 1/15/2033 (a)	10,000	1,390
5.15%, 9/ 1/2036	1,000	685	0.00%, 1/15/2034 (a)	10,000	1,281
City of Oceanside CA AMBAC			0.00%, 1/15/2036 (a)	10,000	1,074
5.25%, 4/ 1/2016	1,575	1,624	0.00%, 1/15/2037 (a)	10,000	990
5.25%, 4/ 1/2018	1,500	1,508	0.00%, 1/15/2038 (a)	9,000	812
City of Pacifica CA AMBAC			Fresno Joint Powers Financing Authority FSA
5.00%, 10/ 1/2024	1,090	1,046	5.75%, 6/ 1/2026	2,000	2,008
City of Pasadena CA			Gilroy Unified School District/CA ASSURED
5.00%, 2/ 1/2033	2,000	1,781	GTY
City of Redding CA MBIA			5.00%, 4/ 1/2039	4,000	3,439
6.22%, 7/ 1/2022 (b)	2,135	2,708	Golden Valley Unified School District/CA FSA
City of Riverside CA MBIA			5.00%, 8/ 1/2041	3,555	3,149
5.50%, 9/ 1/2013	1,100	1,137	Golden West Schools Financing Authority
City of Sacramento CA			MBIA
5.00%, 9/ 2/2020	1,020	817	5.65%, 2/ 1/2012	685	731
City of San Jose CA AMBAC			Gonzales Redevelopment Agency/CA
5.00%, 3/ 1/2037	5,000	3,617	4.63%, 8/ 1/2011	1,000	969
City of San Jose CA FNMA			Hesperia Public Financing Authority/CA XLCA
5.88%, 3/ 1/2033	1,000	862	5.00%, 9/ 1/2037	2,775	2,170
City of Santa Rosa CA FHA			Hesperia Unified School District/CA
6.70%, 12/ 1/2024	4,040	4,042	5.00%, 9/ 1/2030 (c)	1,065	741
Coachella Redevelopment Agency			Hi-Desert Memorial Health Care District/CA
5.88%, 12/ 1/2028	2,000	1,597	5.50%, 10/ 1/2015	1,000	906
Contra Costa Community College District			Highland Redevelopment Agency/CA AMBAC
MBIA			5.00%, 12/ 1/2028	3,000	2,668
5.00%, 8/ 1/2029	3,000	2,808	Huntington Beach Union High School
Contra Costa Water District FSA			District/CA FSA
5.00%, 10/ 1/2018	1,520	1,537	5.00%, 8/ 1/2029	5,000	4,740
County of Alameda CA MBIA			Imperial CA FGIC
5.38%, 6/ 1/2009	255	257	5.00%, 10/15/2020	1,250	1,110
County of Riverside CA FGIC			Imperial Irrigation District/CA AMBAC
5.00%, 11/ 1/2025	1,160	1,096	5.50%, 7/ 1/2029	3,000	2,931
County of San Diego CA			Indio Redevelopment Agency/CA
5.00%, 9/ 1/2020	1,000	839	5.63%, 8/15/2035	2,605	2,397
Desert Hot Springs Redevelopment Agency			Irvine CA
Tax Allocation/CA			5.00%, 9/ 2/2025	1,125	851
5.60%, 9/ 1/2038	2,000	1,635	5.00%, 9/ 2/2026	1,285	961
Dinuba Financing Authority/CA			5.00%, 9/ 2/2029	1,500	1,067
5.38%, 9/ 1/2038	1,000	702	Irvine CA FSA
Eastern Municipal Water District/CA			2.15%, 9/ 2/2032	900	900
5.20%, 9/ 1/2037 (c)	750	515	Irvine Public Facilities & Infrastructure
Emeryville Public Financing Authority/CA			Authority/CA AMBAC
MBIA			5.00%, 9/ 2/2020	1,455	1,372
5.25%, 9/ 1/2015	1,265	1,297	5.00%, 9/ 2/2021	3,630	3,380
5.25%, 9/ 1/2017	1,400	1,412	5.00%, 9/ 2/2023	2,000	1,829
Fairfield Housing Authority/CA
5.63%, 9/ 1/2023	1,215	1,009

See accompanying notes

198

Schedule of Investments

California Municipal Fund

October 31, 2008

	Principal			Principal

	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)

California (continued)			California (continued)

Irvine Unified School District/CA			Riverside County Public Financing Authority
5.00%, 9/ 1/2026	$ 2,600 $	1,945	5.80%, 5/15/2029	$ 2,100 $	1,720

La Canada Unified School District MBIA			Rocklin Unified School District/CA FGIC
5.50%, 8/ 1/2028	1,825	1,812	0.00%, 8/ 1/2019 (a)	1,360	719

La Quinta Financing Authority AMBAC			0.00%, 8/ 1/2020 (a)	1,415	693

5.25%, 9/ 1/2024	1,000	981	0.00%, 8/ 1/2023 (a)	1,225	480

La Verne Public Financing Authority			Sacramento County Public Financing Authority
7.25%, 9/ 1/2026	1,500	1,458	ASSURED GTY
Lake Elsinore Public Financing Authority/CA			5.00%, 12/ 1/2038	3,000	2,588

5.80%, 9/ 2/2015	1,385	1,325	Sacramento Municipal Utility District FSA
Loma Linda CA			5.00%, 8/15/2024	3,000	2,907

5.00%, 12/ 1/2022	1,000	823	Saddleback Valley Unified School District/CA
Long Beach Bond Finance Authority AMBAC			FSA
5.25%, 11/ 1/2013	1,080	1,111	5.00%, 8/ 1/2029	4,000	3,792

5.00%, 8/ 1/2022	410	392	Salinas Valley Solid Waste Authority/CA
			AMBAC
Los Angeles Community Redevelopment
			5.25%, 8/ 1/2027	1,975	1,612
Agency/CA MBIA
5.40%, 7/ 1/2024	2,500	2,451	5.25%, 8/ 1/2031	2,000	1,580

Los Angeles State Building Authority/CA			San Bernardino Redevelopment Agency
MBIA			RADIAN
5.63%, 5/ 1/2011	1,500	1,508	5.00%, 9/ 1/2018	1,565	1,441

Morongo Band of Mission Indians			San Diego Redevelopment Agency/CA
5.50%, 3/ 1/2018 (e)(f)	1,925	1,691	6.40%, 9/ 1/2019	1,000	942

6.50%, 3/ 1/2028 (e)(f)	1,825	1,512	San Francisco City & County Airports
			Commission FSA-CR FGIC
Needles Public Utility Authority/CA
			5.00%, 5/ 1/2030	4,000	3,095
6.50%, 2/ 1/2022	2,785	2,516
			San Francisco City & County Airports
Oceanside Community Facilities District/CA
			Commission MBIA
5.50%, 9/ 1/2029	1,485	1,120
			5.25%, 5/ 1/2026	4,000	3,289
Ontario Redevelopment Financing
			San Jose Financing Authority MBIA
Authority/CA AMBAC
			5.00%, 9/ 1/2016	1,200	1,229
5.50%, 8/ 1/2016	1,055	1,110
			San Juan Unified School District/CA MBIA
Ontario Redevelopment Financing
			5.00%, 8/ 1/2027	3,780	3,637
Authority/CA MBIA
5.25%, 8/ 1/2016	1,060	1,075	Santa Maria Redevelopment Agency/CA
			AMBAC
Orange County Public Financing Authority/CA
			5.25%, 6/ 1/2015	1,085	1,127
AMBAC
5.38%, 6/ 1/2016	1,000	1,045	Sierra View Local Health Care District/CA

Oxnard Harbor District/CA			5.25%, 7/ 1/2032	1,500	1,173
5.75%, 8/ 1/2020	1,200	1,074	South Gate Public Financing Authority
			AMBAC
Palm Desert Financing Authority MBIA
			5.25%, 9/ 1/2022	2,090	1,978
5.00%, 8/ 1/2022	1,280	1,220
			South Gate Public Financing Authority XLCA
Perris Public Financing Authority/CA
			5.00%, 9/ 1/2016	2,075	2,078
5.30%, 10/ 1/2026	2,805	2,114
			South Tahoe Redevelopment Agency/CA
Pomona Public Financing Authority MBIA
			5.00%, 10/ 1/2031	1,000	689
5.00%, 2/ 1/2021	5,000	4,796
			Southern California Logistics Airport
Pomona Unified School District/CA MBIA
			Authority/CA
6.15%, 8/ 1/2030	1,000	999
			6.15%, 12/ 1/2043	1,900	1,570
Port of Oakland FGIC
			Stanton CA AMBAC
5.75%, 11/ 1/2029	5,000	4,279
			5.63%, 8/ 1/2029	850	860
Poway Redevelopment Agency/CA AMBAC
			State of California
5.38%, 6/15/2019	1,000	1,008
			4.60%, 12/ 1/2032 (d)	10,650	7,474
Rancho Mirage Joint Powers Financing
			5.70%, 12/ 1/2032	1,280	1,130
Authority/CA
5.00%, 7/ 1/2047 (c)	1,200	885	Stockton-East Water District/CA FGIC
			5.25%, 4/ 1/2022	1,780	1,587

See accompanying notes

199

Schedule of Investments
California Municipal Fund
October 31, 2008

	Principal		(a) Non-Income Producing Security
	Amount	Value	(b) Variable Rate. Rate shown is in effect at October 31, 2008.
	(000's)	(000's)	(c) Security purchased on a when-issued basis.

TAX-EXEMPT BONDS (continued)			(d)	Security or portion of underlying security related to Inverse Floaters
			entered into by the Fund. See notes.
California (continued)			(e)	Security exempt from registration under Rule 144A of the Securities Act
Sunnyvale CA AMBAC			of 1933. These securities may be resold in transactions exempt from
5.50%, 10/ 1/2014	$ 1,000 $	988	registration, normally to qualified institutional buyers. Unless otherwise
5.50%, 10/ 1/2016	1,000	963	indicated, these securities are not considered illiquid. At the end of the
Sweetwater Union High School District FSA			period, the value of these securities totaled $4,242 or 1.33% of net
5.00%, 8/ 1/2029	3,000	2,823	assets.
			(f) Security is Illiquid
Sweetwater Union High School District MBIA
			(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.00%, 9/ 1/2020	1,225	1,155
			effect at October 31, 2008.
Tejon Ranch Public Facilities Finance
Authority/CA			Unrealized Appreciation (Depreciation)
5.63%, 9/ 1/2037	1,000	735
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Temecula Redevelopment Agency/CA MBIA			of investments held by the fund as of the period end were as follows:
5.25%, 8/ 1/2036	3,270	3,016
Tobacco Securitization Authority of Northern			Unrealized Appreciation	$ 2,234
California/CA
			Unrealized Depreciation	(59,008)

5.38%, 6/ 1/2038	10,000	6,340
			Net Unrealized Appreciation (Depreciation)	(56,774)
5.50%, 6/ 1/2045	9,080	5,686
			Cost for federal income tax purposes	372,872
Tobacco Securitization Authority of Southern
			All dollar amounts are shown in thousands (000's)
California/CA
5.00%, 6/ 1/2037	3,000	1,794
5.13%, 6/ 1/2046 (d)	13,000	7,602	Portfolio Summary (unaudited)

Torrance CA			Sector	Percent

6.00%, 6/ 1/2022	1,000	975	Insured	50.72%
Tracy Area Public Facilities Financing Agency			Revenue	38.38%
MBIA			Revenue - Special Tax	7.65%
5.88%, 10/ 1/2013	985	1,033	Tax Allocation	3.22%
			General Obligation	2.69%
Turlock CA			Prerefunded	1.29%
5.13%, 10/15/2031	1,000	728	Certificate Participation	0.56%
5.38%, 10/15/2034	1,900	1,422	Liability for Floating Rate Notes Issued	(5.51%)
5.13%, 10/15/2037	1,000	696	Other Assets in Excess of Liabilities, Net	1.00%

Tustin Community Facilities District			TOTAL NET ASSETS	100.00%

5.38%, 9/ 1/2029	1,000	746
Walnut Public Financing Authority/CA
AMBAC
5.38%, 9/ 1/2022	2,305	2,308

		332,693

Virgin Islands (0.32%)
Virgin Islands Public Finance Authority
6.38%, 10/ 1/2019	1,000	1,012

TOTAL TAX-EXEMPT BONDS	$ 333,705

Total Investments		333,705
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-5.51%)
Notes with interest rates ranging from 1.91%
to 2.07% at October 31, 2008 and
contractual maturity of collateral from
2013 to 2046. (g)	(17,607)	(17,607)

Total Net Investments	$ 316,098
Other Assets in Excess of Liabilities, Net - 1.00%		3,207

TOTAL NET ASSETS - 100.00%	$ 319,305

See accompanying notes

200

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.08%)			COMMON STOCKS (continued)
Aerospace & Defense (1.73%)			Coal (continued)
General Dynamics Corp	203,514 $	12,276	Peabody Energy Corp	242,961 $	8,385

Lockheed Martin Corp	154,792	13,165			12,349

Raytheon Co	186,866	9,551

			Coatings & Paint (0.17%)
		34,992	Sherwin-Williams Co/The	60,799	3,460

Aerospace & Defense Equipment (1.37%)
Goodrich Corp	137,880	5,041	Commercial Banks (0.93%)
United Technologies Corp	412,759	22,685	Bank of Hawaii Corp	107,208	5,437

		27,726	BB&T Corp	181,285	6,499

			Commerce Bancshares Inc	146,815	6,941

Agricultural Chemicals (1.22%)
					18,877

CF Industries Holdings Inc	68,482	4,396
Monsanto Co	228,653	20,345	Commercial Services - Finance (0.98%)

		24,741	Mastercard Inc	52,273	7,727

			Visa Inc	90,291	4,998
Airlines (0.19%)
			Western Union Co/The	465,530	7,104

Southwest Airlines Co	322,889	3,804
					19,829

Apparel Manufacturers (0.16%)			Computer Aided Design (0.21%)
VF Corp	58,909	3,246	Autodesk Inc (a)	203,519	4,337

Applications Software (1.80%)			Computer Services (0.10%)
Compuware Corp (a)	154,946	989	Accenture Ltd	63,844	2,110
Microsoft Corp	1,583,039	35,349

		36,338	Computers (4.74%)

			Apple Inc (a)	257,979	27,756
Athletic Footwear (0.50%)
			Hewlett-Packard Co	790,642	30,266
Nike Inc	175,624	10,121
			IBM Corp	406,505	37,793

					95,815

Beverages - Non-Alcoholic (2.11%)
Coca-Cola Co/The	350,743	15,454	Computers - Integrated Systems (0.12%)
Coca-Cola Enterprises Inc	629,990	6,332	Brocade Communications Systems Inc (a)	643,761	2,427
Pepsi Bottling Group Inc	316,965	7,328
PepsiCo Inc	238,138	13,576	Consumer Products - Miscellaneous (0.45%)

		42,690	Kimberly-Clark Corp	149,742	9,178

Brewery (0.72%)			Containers - Metal & Glass (0.09%)
Anheuser-Busch Cos Inc	235,145	14,586	Crown Holdings Inc (a)	94,650	1,910

Cable TV (0.59%)			Cosmetics & Toiletries (2.74%)
Comcast Corp - Class A	152,804	2,408	Colgate-Palmolive Co	70,089	4,399
DIRECTV Group Inc/The (a)	433,896	9,498	Procter & Gamble Co	789,437	50,950

		11,906			55,349

Chemicals - Diversified (0.12%)			Diversified Banking Institutions (4.10%)
FMC Corp	53,568	2,332	Bank of America Corp	674,048	16,292
			Citigroup Inc	613,136	8,369
Chemicals - Specialty (0.38%)
			Goldman Sachs Group Inc/The	156,312	14,459
Sigma-Aldrich Corp	98,460	4,318
			JP Morgan Chase & Co	1,063,840	43,883

Terra Industries Inc	150,703	3,314

					83,003

		7,632

			Diversified Financial Services (0.26%)
Coal (0.61%)
			IntercontinentalExchange Inc (a)	61,779	5,286
Massey Energy Co	171,687	3,964

See accompanying notes

201

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations (2.71%)			Fiduciary Banks (1.67%)
3M Co	52,325 $	3,364	Bank of New York Mellon Corp/The	411,803 $	13,425
General Electric Co (b)	2,158,411	42,111	Northern Trust Corp	160,222	9,022
Honeywell International Inc	305,660	9,307	State Street Corp	262,407	11,375

		54,782			33,822

Electric - Integrated (3.25%)			Finance - Other Services (0.25%)
American Electric Power Co Inc	311,617	10,168	Nasdaq OMX Group, Inc (a)	158,630	5,149
CMS Energy Corp	671,988	6,888
FirstEnergy Corp	216,599	11,298	Food - Miscellaneous/Diversified (1.77%)
FPL Group Inc	238,700	11,276	General Mills Inc	168,654	11,425
PG&E Corp	98,461	3,611	HJ Heinz Co	252,857	11,080
Progress Energy Inc	99,170	3,904	Kraft Foods Inc	208,457	6,074
Public Service Enterprise Group Inc	13,585	383	Sara Lee Corp	649,783	7,265

Southern Co	407,106	13,980			35,844

Xcel Energy Inc	246,519	4,294	Food - Retail (0.50%)

		65,802	Kroger Co/The	369,418	10,144

Electric Products - Miscellaneous (0.70%)
			Gold Mining (0.01%)
Ametek Inc	147,781	4,913
			Newmont Mining Corp	7,421	195
Emerson Electric Co	282,150	9,235

		14,148	Health Care Cost Containment (0.39%)

Electronic Components - Semiconductors (1.66%)			McKesson Corp	215,919	7,944
Altera Corp	400,417	6,947
Intel Corp	1,005,560	16,089	Human Resources (0.05%)
			Hewitt Associates Inc (a)	36,160	1,009
MEMC Electronic Materials Inc (a)	165,119	3,035
QLogic Corp (a)	620,759	7,462

			Instruments - Scientific (0.47%)
		33,533

			Thermo Fisher Scientific Inc (a)	235,252	9,551
Electronic Connectors (0.23%)
Amphenol Corp	165,608	4,745	Insurance Brokers (0.11%)
			Aon Corp	50,920	2,154
Electronic Forms (0.47%)
Adobe Systems Inc (a)	358,765	9,558	Internet Security (0.45%)
			Symantec Corp (a)	719,112	9,046
Electronics - Military (0.30%)
L-3 Communications Holdings Inc	74,876	6,078	Investment Management & Advisory Services (0.20%)
			Ameriprise Financial Inc	188,055	4,062
Engineering - Research & Development Services (0.62%)
Fluor Corp	146,119	5,835	Life & Health Insurance (0.96%)
Jacobs Engineering Group Inc (a)	184,746	6,730	Aflac Inc	203,211	8,998

		12,565	Torchmark Corp	26,057	1,089

			Unum Group	586,349	9,235

Engines - Internal Combustion (0.23%)
					19,322

Cummins Inc	178,708	4,620
			Machinery - Construction & Mining (0.12%)
Enterprise Software & Services (1.37%)			Bucyrus International Inc	103,284	2,492
BMC Software Inc (a)	197,350	5,095
Oracle Corp (a)	1,240,125	22,682	Machinery - Farm (0.16%)

		27,777	AGCO Corp (a)	102,097	3,218

Entertainment Software (0.24%)			Machinery - Pumps (0.17%)
Activision Blizzard Inc (a)	389,745	4,856	Flowserve Corp	61,947	3,526

See accompanying notes

202

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (2.74%)			Oil & Gas Drilling (1.12%)
Amgen Inc (a)	419,658 $	25,133	Diamond Offshore Drilling Inc	23,546 $	2,091
Biogen Idec Inc (a)	192,464	8,189	ENSCO International Inc	20,893	794
Gilead Sciences Inc (a)	406,703	18,647	Helmerich & Payne Inc	134,186	4,604
Invitrogen Corp (a)	120,889	3,481	Transocean Inc	184,304	15,174

		55,450			22,663

Medical - Drugs (3.47%)			Oil Company - Exploration & Production (2.35%)
Abbott Laboratories	528,286	29,135	Apache Corp	179,202	14,754
Bristol-Myers Squibb Co	646,021	13,276	Devon Energy Corp	168,753	13,645
Merck & Co Inc/NJ	177,829	5,504	Occidental Petroleum Corp	343,504	19,078

Pfizer Inc	1,090,289	19,309			47,477

Wyeth	90,667	2,917

			Oil Company - Integrated (6.83%)
		70,141	Chevron Corp	507,827	37,884

Medical - HMO (0.54%)			ConocoPhillips	210,124	10,930
Aetna Inc	339,519	8,444	Exxon Mobil Corp	1,148,258	85,109
Humana Inc (a)	86,558	2,561	Hess Corp	3,683	222

		11,005	Murphy Oil Corp	79,918	4,047

					138,192

Medical Instruments (0.90%)
Intuitive Surgical Inc (a)	25,369	4,383	Oil Field Machinery & Equipment (1.12%)
Medtronic Inc	34,659	1,398	Cameron International Corp (a)	455,712	11,056
St Jude Medical Inc (a)	326,510	12,417	National Oilwell Varco Inc (a)	387,322	11,577

		18,198			22,633

Medical Laboratory & Testing Service (0.02%)			Oil Refining & Marketing (0.23%)
Quest Diagnostics Inc	8,868	415	Valero Energy Corp	224,813	4,627

Medical Products (4.39%)			Pharmacy Services (0.70%)
Baxter International Inc	289,481	17,511	Express Scripts Inc (a)	232,458	14,089
Becton Dickinson & Co	148,483	10,305
Covidien Ltd	283,891	12,573	Property & Casualty Insurance (1.41%)
Johnson & Johnson (b)	788,479	48,365	Chubb Corp	265,808	13,774

		88,754	Travelers Cos Inc/The	348,465	14,827

					28,601

Multi-Line Insurance (0.20%)
Assurant Inc	155,548	3,963	Regional Banks (2.90%)
			PNC Financial Services Group Inc	218,627	14,576
Multimedia (0.92%)			US Bancorp	270,009	8,049
Time Warner Inc	122,466	1,236	Wells Fargo & Co	1,059,658	36,081

Viacom Inc (a)	9,595	194			58,706

Walt Disney Co/The	659,752	17,087

			REITS - Apartments (0.30%)
		18,517	AvalonBay Communities Inc	84,577	6,007

Networking Products (1.52%)
Cisco Systems Inc (a)	1,728,962	30,724	REITS - Office Property (0.31%)
			Boston Properties Inc	88,457	6,270
Office Automation & Equipment (0.25%)
Pitney Bowes Inc	202,988	5,030	Retail - Apparel & Shoe (0.39%)
			Gap Inc/The	398,764	5,160
Oil - Field Services (0.33%)			Guess ? Inc	128,283	2,793

Baker Hughes Inc	5,851	205			7,953

Schlumberger Ltd	123,471	6,377

		6,582

See accompanying notes

203

Schedule of Investments
Disciplined LargeCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Auto Parts (0.46%)			Tools - Hand Held (0.35%)
Autozone Inc (a)	72,318 $	9,205	Snap-On Inc	193,660 $	7,156

Retail - Computer Equipment (0.36%)			Toys (0.49%)
GameStop Corp (a)	266,679	7,304	Hasbro Inc	338,078	9,828

Retail - Discount (2.09%)			Transport - Rail (1.38%)
Big Lots Inc (a)	306,263	7,482	Burlington Northern Santa Fe Corp	89,389	7,961
Family Dollar Stores Inc	42,806	1,152	CSX Corp	174,717	7,988
Wal-Mart Stores Inc	601,242	33,555	Norfolk Southern Corp	201,154	12,057

		42,189			28,006

Retail - Drug Store (0.18%)			Transport - Services (0.07%)
CVS/Caremark Corp	116,755	3,579	United Parcel Service Inc	28,491	1,504

Retail - Major Department Store (0.55%)			Vitamins & Nutrition Products (0.12%)
TJX Cos Inc	416,883	11,156	Herbalife Ltd	100,291	2,450

Retail - Restaurants (1.72%)			Web Portals (0.67%)
McDonald's Corp	442,211	25,617	Google Inc (a)	37,814	13,589
Yum! Brands Inc	314,911	9,136

		34,753	Wireless Equipment (0.65%)

			American Tower Corp (a)	196,000	6,333
Savings & Loans - Thrifts (0.52%)
			Qualcomm Inc	177,507	6,791

Hudson City Bancorp Inc	562,844	10,587
					13,124

Schools (0.45%)			TOTAL COMMON STOCKS	$ 1,923,511

Apollo Group Inc (a)	131,393	9,133		Principal
				Amount	Value
Steel - Producers (1.04%)
				(000's)	(000's)

AK Steel Holding Corp	254,360	3,540
			REPURCHASE AGREEMENTS (4.92%)
Nucor Corp	329,049	13,330
			Money Center Banks (4.92%)
United States Steel Corp	113,144	4,173

			Investment in Joint Trading Account; Bank
		21,043	of America Repurchase Agreement;

Telecommunication Equipment (0.21%)			0.15%; dated 10/31/2008 maturing
			11/03/2008 (collateralized by Sovereign
Harris Corp	118,601	4,264	Agency Issues; $93,457,000; 2.75% -
			5.38%; dated 11/28/08 - 02/13/17)	$ 90,735$	90,734
Telecommunication Services (0.30%)			Investment in Joint Trading Account;
Embarq Corp	200,206	6,006	Morgan Stanley Repurchase Agreement;
			0.15%; dated 10/31/2008 maturing
Telephone - Integrated (2.50%)			11/03/2008 (collateralized by Sovereign
AT&T Inc	1,079,864	28,908	Agency Issues; $8,966,000; 2.63% -
			4.63%; dated 09/09/09 - 06/12/15)	8,705	8,705

CenturyTel Inc	149,943	3,765
					99,439
Verizon Communications Inc	451,767	13,404

Windstream Corp	594,525	4,465	TOTAL REPURCHASE AGREEMENTS	$ 99,439

		50,542	Total Investments	$ 2,022,950

Tobacco (2.58%)			Other Assets in Excess of Liabilities, Net - 0.00%		3

Altria Group Inc	928,572	17,820	TOTAL NET ASSETS - 100.00%	$ 2,022,953

Philip Morris International Inc	633,707	27,547
Reynolds American Inc	137,729	6,743

		52,110

See accompanying notes

204

Schedule of Investments Disciplined LargeCap Blend Fund

October 31, 2008

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $14,575 or 0.72% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 57,954
Unrealized Depreciation	(564,356)

Net Unrealized Appreciation (Depreciation)	(506,402)
Cost for federal income tax purposes	2,529,352
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	25.62%
Financial	19.04%
Energy	12.58%
Technology	10.96%
Industrial	10.73%
Communications	7.80%
Consumer, Cyclical	7.08%
Utilities	3.25%
Basic Materials	2.94%
Other Assets in Excess of Liabilities, Net	0.00%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.81%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	402	$ 96,215	$ 97,214	$ 999
All dollar amounts are shown in thousands (000's)

See accompanying notes

205

Schedule of Investments Diversified International Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.41%)			COMMON STOCKS (continued)
Advertising Sales (0.05%)			Auto/Truck Parts & Equipment - Replacement (0.03%)
Teleperformance	28,449 $	614	Weichai Power Co Ltd	177,000 $	422

Advertising Services (0.02%)			Beverages - Wine & Spirits (0.04%)
Aegis Group PLC	219,789	233	Central European Distribution Corp (a)	16,592	478

Aerospace & Defense (0.53%)			Bicycle Manufacturing (0.25%)
BAE Systems PLC	1,067,662	5,993	Shimano Inc	106,500	3,046
VT Group PLC	75,395	607

		6,600	Brewery (0.62%)

			Asahi Breweries Ltd	326,300	5,386
Aerospace & Defense Equipment (0.41%)
			Cia de Bebidas das Americas ADR	10,824	460
Cobham PLC	1,677,180	5,089
			Fomento Economico Mexicano SAB de CV	286,405	725
			Hite Brewery Co Ltd (a)	8,515	1,138

Agricultural Chemicals (0.66%)
Agruim Inc (a)	79,500	3,045			7,709

Syngenta AG	27,604	5,160	Building - Heavy Construction (0.45%)

		8,205	ACS Actividades de Construccion y

			Servicios SA	140,594	5,220
Agricultural Operations (0.05%)
			Trevi Finanziaria SpA	31,121	362

Hokuto Corp	21,400	567
					5,582

Airlines (0.04%)			Building - Maintenance & Service (0.31%)
Tam SA ADR (a)	48,716	515	Aeon Delight Co Ltd	19,800	488
			Babcock International Group	534,965	3,347

Apparel Manufacturers (0.02%)					3,835

Benetton Group SpA	35,312	249
			Building & Construction - Miscellaneous (0.44%)
Appliances (0.03%)			GS Engineering & Construction Corp	11,200	532
SEB SA	11,669	392	Koninklijke Boskalis Westminster NV	116,633	3,850
			Murray & Roberts Holdings Ltd	104,814	710
Applications Software (0.32%)			Orascom Construction Industries	11,977	400

Check Point Software Technologies Ltd (a)	65,531	1,325			5,492

Infosys Technologies Ltd ADR	67,903	1,991
			Building & Construction Products -
NSD CO LTD	22,300	166	Miscellaneous (0.03%)
Satyam Computer Services Ltd ADR	29,426	463	Bauer AG	9,919	354

		3,945

			Building Products - Cement & Aggregate (0.04%)
Audio & Video Products (0.69%)
			Adelaide Brighton Ltd	220,304	335
Foster Electric Co Ltd	19,728	212
			Cemex SAB de CV (a)	277,877	209

Matsushita Electric Industrial Co Ltd	522,000	8,406

					544

		8,618

			Cable TV (0.03%)
Auto - Car & Light Trucks (1.51%)
			SKY Perfect JSAT Holdings Inc	1,091	412
Daihatsu Motor Co Ltd	316,000	2,340
Denway Motors Ltd	1,970,000	491	Cellular Telecommunications (2.19%)
Honda Motor Co Ltd	393,800	9,792	Advanced Info Service PCL (a)(b)	515,800	1,037
Toyota Motor Corp	155,852	6,086	America Movil SAB de CV ADR	103,123	3,191

		18,709	China Mobile Ltd	389,639	3,430

Auto/Truck Parts & Equipment - Original (0.15%)			China Unicom Hong Kong Ltd	1,066,156	1,522
Hyundai Mobis	23,815	1,398	Hutchison Telecommunications International
Landi Renzo SpA	60,127	226	Ltd (a)	2,775,825	2,999
Musashi Seimitsu Industry Co Ltd	21,500	270	Mobile Telesystems OJSC ADR	23,949	938

			MTN Group Ltd	130,075	1,461
		1,894

See accompanying notes

206

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cellular Telecommunications (continued)			Commercial Banks (continued)
NTT DoCoMo Inc	7,031 $	11,151	Royal Bank of Canada (a)	240,700 $	9,354
SK Telecom Co Ltd ADR	84,274	1,450	Sberank RF GDR (a)(b)	4,954	883

		27,179	Seven Bank Ltd	1,329	3,828

			Siam Commercial Bank Public (a)(b)	449,400	673
Chemicals - Diversified (0.39%)
K+S AG	63,575	2,472	Standard Bank Group Ltd	101,462	806
Nufarm Ltd	248,489	1,798	Standard Chartered PLC	385,012	6,357
Tessenderlo Chemie NV	8,952	354	State Bank of India Ltd	11,149	514
Toagosei Co Ltd	127,000	273	Sumitomo Mitsui Financial Group Inc	1,584	6,350

		4,897	Suruga Bank Ltd	315,000	2,965

			Svenska Handelsbanken AB	237,018	4,356
Chemicals - Other (0.02%)			Torinto Dominion Bank (a)	170,600	8,056
Nippon Carbon Co Ltd	91,786	215	Turkiye Is Bankasi	354,079	1,007
			Turkiye Vakiflar Bankasi Tao	532,887	520
Chemicals - Specialty (0.18%)
			Unibanco - Uniao de Bancos Brasileiros SA	13,244	835
Lintec Corp	17,014	199
			United Overseas Bank Ltd	859,000	7,766
SGL Carbon AG (a)	101,727	1,997

			Yamaguchi Financial Group Inc	29,000	277

		2,196

					128,724

Coal (0.12%)
Banpu Public Co Ltd (a)(b)	79,800	382	Commercial Services (0.25%)
			Aggreko PLC	340,647	2,394
Exxaro Resources Ltd	66,833	441
			Daiseki Co Ltd	30,900	704

Felix Resources Ltd	24,481	195
					3,098

MacArthur Coal Ltd	25,944	105
Straits Asia Resources Ltd	175,000	117	Computer Data Security (0.28%)
Tambang Batubara Bukit Asam Tbk PT	432,500	217	Gemalto NV (a)	124,974	3,501

		1,457

			Computer Services (0.02%)
Commercial Banks (10.37%)			Alten Ltd (a)	10,391	262
Alpha Bank AE	350,314	5,115
Banco do Brasil SA	87,169	575	Computers (0.23%)
Banco Santander SA	1,225,913	13,258	Acer Inc	1,034,285	1,334
Bangkok Bank Public Co (a)(b)	354,000	715	HTC Corp	45,000	534
Bank of China Ltd	4,779,000	1,395	Quanta Computer Inc	917,000	965

Bank of Kyoto Ltd/The	669,000	7,037			2,833

Bank of Novia Scotia (a)	203,200	6,776
			Computers - Integrated Systems (0.02%)
Bank Rakyat Indonesia	2,129,500	652
			Ingenico	14,005	219
BOC Hong Kong Holdings Ltd	3,384,500	3,875
Canadian Western Bank	3,338	51	Computers - Peripheral Equipment (0.01%)
China Construction Bank Corp	4,809,000	2,386	Ferrotec Corp	16,300	180
Commercial Bank of Qatar (a)(b)	178,675	536
DnB NOR ASA	437,061	2,533	Consulting Services (0.03%)
Hang Seng Bank Ltd	328,100	4,094	Bureau Veritas SA	10,741	383
Industrial and Commercial Bank of China
Asia Ltd	216,000	228	Cosmetics & Toiletries (0.02%)
Industrial and Commercial Bank of China Ltd	4,185,000	1,969	Oriflame Cosmetics SA	8,925	279
Intesa Sanpaolo SpA	2,391,216	8,752
Komercni Banka AS	6,426	978	Distribution & Wholesale (0.02%)
			Matsuda Sangyo Co Ltd	22,770	261
Laurentian Bank of Canada	7,300	248
Nordea Bank AB	908,000	7,278
			Diversified Banking Institutions (3.49%)
Oversea-Chinese Banking Corp	1,519,000	5,136
			Barclays PLC	1,063,208	3,036
Powszechna Kasa Oszczednosci Bank Polski
			BNP Paribas	160,509	11,589
SA	52,223	590
See accompanying notes

207

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Banking Institutions (continued)			Electric - Integrated (continued)
HSBC Holdings PLC	1,864,487 $	22,091	Cia Paranaense de Energia	86,600 $	952
Mitsubishi UFJ Financial Group Inc	836,100	5,254	E.ON AG	358,021	13,702
UniCredito Italiano SpA	542,045	1,327	Enel SpA	1,442,215	9,649

		43,297	Fortum Oyj	230,591	5,667

			RWE AG	91,496	7,609
Diversified Financial Services (0.29%)
First Financial Holding Co Ltd	396	-	Scottish & Southern Energy PLC	275,518	5,401
Fubon Financial Holding Co Ltd	2,317,000	1,405	Tenaga Nasional BHD	356,800	606

Hitachi Capital Corp	32,274	258			44,170

International Personal Finance	155,784	353	Electric - Transmission (0.34%)
KB Financial Group Inc (a)	47,538	1,178	Terna Rete Elettrica Nazionale SpA	1,289,777	4,160
SinoPac Financial Holdings Co Ltd	2,121,000	450

		3,644	Electric Products - Miscellaneous (0.54%)

			LG Electronics Inc	18,941	1,414
Diversified Manufacturing Operations (0.13%)
			Mitsubishi Electric Corp	761,000	4,718
Cookson Group PLC	389,603	1,263
			Vossloh AG	7,486	570

Ten Cate NV	14,102	299

					6,702

		1,562

			Electronic Components - Miscellaneous (0.09%)
Diversified Minerals (1.33%)
			Chemring Group PLC	17,717	455
African Rainbow Minerals Ltd	25,912	265
			Hon Hai Precision Industry Co Ltd	181,507	438
Anglo American PLC	195,880	4,918
			Hosiden Corp	21,500	226

BHP Billiton Ltd	167,549	3,219
					1,119

BHP Billiton PLC	166,990	2,838
Mitsui Mining Co Ltd	168,500	322	Electronic Components - Semiconductors (0.40%)
Pan Australian Resources Ltd (a)	566,436	82	MediaTek Inc	181,000	1,621
Straits Resources Ltd	82,253	72	Samsung Electronics Co Ltd	8,047	3,393

Tek Cominco Limited (a)	192,300	1,914			5,014

Xstrata PLC	165,442	2,830	E-Marketing & Information (0.04%)

		16,460	CyberAgent Inc	537	479

Diversified Operations (1.78%)
			Energy (0.04%)
GEA Group AG	214,860	3,096
			Centennial Coal Company Ltd	185,102	435
Groupe Bruxelles Lambert SA	77,868	5,720

GS Holdings Corp	20,191	403	Engineering - Research & Development Services (0.04%)
Haci Omer Sabanci Holding AS ADR	3	-	Imtech NV	13,491	206
Hutchison Whampoa Ltd	834,000	4,507	WSP Group PLC	64,220	300

Inmarsat PLC	322,590	2,201			506

LG Corp	20,683	828
			Enterprise Software & Services (1.02%)
Mitie Group	241,542	736
			Autonomy Corp PLC (a)	295,736	4,703
Noble Group Ltd	3,644,400	2,653
			Aveva Group PLC	22,383	286
Shanghai Industrial Holdings Ltd	370,000	588
			Axon Group PLC	47,666	487
Wharf Holdings Ltd	708,972	1,415

			Hitachi Software Engineering Co Ltd	26,200	369
		22,147

			Open Text Corp (a)	9,500	241
E-Commerce - Services (0.43%)			SAP AG	176,107	6,216
Rakuten Inc	10,701	5,305	Temenos Group AG (a)	32,886	412

					12,714

Electric - Generation (0.08%)
CEZ	22,233	972	Entertainment Software (0.26%)
			UBISOFT Entertainment (a)	62,158	3,286
Electric - Integrated (3.56%)
Atco Ltd	17,900	584

See accompanying notes

208

Schedule of Investments

Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Feminine Health Care Products (0.09%)			Gas - Distribution (continued)
Hengan International Group Co Ltd	410,000 $	1,144	Korea Gas Corp	19,815 $	746

					10,628

Finance - Credit Card (0.20%)
			Gold Mining (0.52%)
Aeon Credit Service Co Ltd	173,654	1,850
			Barrick Gold Corp. (a)	268,800	6,146
Redecard SA	61,200	664

			Red Back Mining Inc (a)	73,862	291

		2,514

					6,437

Finance - Investment Banker & Broker (0.36%)
			Import & Export (1.78%)
Mediobanca SpA	339,599	3,877
			ITOCHU Corp	981,000	5,184
Tullett Prebon PLC	112,595	431
			Marubeni Corp	844,000	3,279
Van der Moolen Holding NV (a)	50,940	174

			Mitsubishi Corp	493,900	8,279
		4,482

			Mitsui & Co Ltd	550,000	5,329

Finance - Mortgage Loan/Banker (0.06%)					22,071

Housing Development Finance Corp	20,651	750
			Industrial Audio & Video Products (0.03%)

Finance - Other Services (0.42%)			EVS Broadcast Equipment SA	6,555	423
Grupo Financiero Banorte SAB de CV	314,500	576
			Industrial Automation & Robots (0.01%)
IG Group Holdings PLC	879,119	4,111
			Manz Automation AG (a)	1,040	97
Intermediate Capital Group PLC	17,683	275
Japan Securities Finance Co Ltd	64,500	297

			Industrial Gases (0.51%)
		5,259	Air Water Inc	48,000	452

Food - Catering (0.56%)			Linde AG	69,203	5,821

Compass Group PLC	1,494,515	6,956			6,273

			Instruments - Controls (0.02%)
Food - Miscellaneous/Diversified (3.06%)
			Rotork PLC	21,797	261
Fuji Oil Co Ltd	43,000	494
Maruha Nichiro Holdings Inc	181,000	276
			Internet Application Software (0.15%)
Nestle SA	666,763	25,928	Tencent Holdings Ltd	250,800	1,826
Nisshin Oillio Group Ltd/The	76,000	360
Nutreco Holding NV	13,363	426	Internet Content - Information & News (0.04%)
Unilever PLC	469,105	10,546	Kakaku.com Inc	188	553

		38,030

			Investment Companies (0.47%)
Food - Retail (1.98%)
			Investor AB	359,000	5,414
Casino Guichard Perrachon SA	48,229	3,371
			Pargesa Holding SA	5,488	421

Cia Brasileira de Distribuicao Grupo Pao de
Acucar ADR	24,895	745			5,835

Colruyt SA	21,472	4,826	Leisure & Recreation Products (0.03%)
Jeronimo Martins SGPS SA	678,791	3,464	Fields Corp	293	363
Koninklijke Ahold NV	629,298	6,756
WM Morrison Supermarkets PLC	1,208,171	5,149	Life & Health Insurance (0.93%)
X 5 Retail Group NV (a)	23,425	239	China Life Insurance Co Ltd	435,000	1,163

		24,550	Power Corp Of Canada	181,900	3,954

			Sanlam Ltd	604,072	991
Forestry (0.20%)
			T&D Holdings Inc	141,950	5,423

Sino-Forest Corp (a)	267,800	2,506
					11,531

Gambling (Non-Hotel) (0.03%)			Machinery - Construction & Mining (0.02%)
Paddy Power PLC	25,240	430	Danieli & Co SpA	16,553	206

Gas - Distribution (0.86%)
GDF Suez	222,003	9,882

See accompanying notes

209

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Electrical (0.04%)			Metal - Diversified (0.82%)
Konecranes Oyj	25,667 $	436	Nippon Denko Co Ltd	48,000 $	220
			Rio Tinto Ltd	61,933	3,204
Machinery - General Industry (0.06%)			Rio Tinto PLC	145,078	6,779

Bucher Industries AG	4,125	446			10,203

STX Engine Co Ltd	22,720	249

			Metal - Iron (0.02%)
		695

			Labrador Iron Ore Royalty Income Fund	10,300	283
Machinery Tools & Related Products (0.04%)
Gildemeister AG	30,578	298	Metal Processors & Fabrication (0.04%)
Meyer Burger Technology AG (a)	1,708	238	Jiangxi Copper Co Ltd	935,000	460

		536

			Miscellaneous Manufacturers (0.02%)
Medical - Biomedical/Gene (0.42%)
			Faiveley SA	4,052	239
CSL Ltd/Australia	204,000	4,961
			RHI AG (a)	1,744	27

Intercell AG (a)	9,163	257

					266

		5,218

			Mortgage Banks (0.04%)
Medical - Drugs (9.36%)
			Home Capital Group Inc	23,500	544
Actelion Ltd (a)	86,652	4,578

Astellas Pharma Inc	152,400	6,138	Multi-Line Insurance (2.29%)
AstraZeneca PLC	334,567	14,184	ACE Ltd	69,263	3,973
China Pharmaceutical Group Ltd	2,298,000	453	AXA SA	185,239	3,539
Cipla Ltd/India	214,159	779	Baloise Holding AG	75,274	4,024
GlaxoSmithKline PLC	647,094	12,445	Ping An Insurance Group Co of China Ltd	231,500	990
Grifols SA	214,999	4,279	Sampo Oyj	396,479	7,945
Hisamitsu Pharmaceutical Co Inc	118,900	4,956	Zurich Financial Services AG	38,949	7,902

Mitsubishi Tanabe Pharma Corp	461,000	4,852			28,373

Nichi-iko Pharmaceutical Co Ltd	15,400	325
			Multimedia (0.85%)
Novartis AG	423,487	21,495
			Vivendi	405,558	10,601
Novo Nordisk A/S	182,850	9,801

Roche Holding AG	126,869	19,402	Non-Ferrous Metals (0.03%)
Shire PLC	315,074	4,131	Korea Zinc Co Ltd	6,128	307
Takeda Pharmaceutical Co Ltd	167,600	8,327

		116,145	Oil - Field Services (0.65%)

			Fugro NV	75,964	2,714
Medical - Generic Drugs (0.29%)
			John Wood Group PLC	552,710	2,139
Teva Pharmaceutical Industries Ltd ADR	84,016	3,603
			Petrofac Ltd	466,862	3,219

Medical - Nursing Homes (0.03%)					8,072

Orpea (a)	12,481	406	Oil & Gas Drilling (0.19%)
			Precision Drilling Trust (a)	218,500	2,357
Medical Instruments (0.02%)

Sysmex Corp	8,795	273	Oil Company - Exploration & Production (1.79%)
			Afren PLC (a)	277,869	214
Medical Products (0.09%)
			Birchcliff Energy Ltd (a)	33,300	164
Hogy Medical Co Ltd	7,800	431
			Canadian Oil Sands Trust	107,400	2,882
SSL International PLC	94,664	640

			CNOOC Ltd	2,509,000	2,060
		1,071

			Crescent Point Energy Trust (a)	24,294	563
Metal - Copper (0.08%)			EnCana Corp (a)	128,698	6,538
Antofagasta PLC	137,788	853	Gazprom OAO ADR	20,250	403
Quadra Mining Ltd (a)	40,400	168	JKX Oil & Gas PLC	60,109	147

		1,021	NAL Oil & Gas Trust	32,100	261

See accompanying notes

210

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Property & Casualty Insurance (continued)
(continued)			Fairfax Financial Holdings Ltd (a)	14,100 $	3,872
NovaTek OAO	14,416 $	567
			Hiscox Ltd	72,937	289
Oao Gazprom (a)(b)(c)	6,868	351
			Millea Holdings Inc	278,900	8,603
Oao Gazprom (a)	160,541	3,283
			Mitsui Sumitomo Insurance Group Holdings
Origin Energy Ltd	371,429	3,895	Inc	246,000	6,836
PTT Exploration & Production PCL	89,300	218	RSA Insurance Group PLC	3,097,999	6,895

TriStar Oil and Gas Ltd (a)	46,600	396			27,608

Vermilion Energy Trust	10,339	256

			Publishing - Books (0.47%)
		22,198

			Reed Elsevier NV	439,013	5,868
Oil Company - Integrated (6.65%)
BG Group PLC	861,506	12,647	Real Estate Management & Services (0.08%)
BP PLC	2,259,928	18,431	Deutsche Euroshop AG	27,895	715
China Petroleum & Chemical Corp	1,046,000	687	PSP Swiss Property AG (a)	6,857	297

ENI SpA	475,122	11,340			1,012

LUKOIL ADR	57,972	2,249	Real Estate Operator & Developer (1.31%)
PetroChina Co Ltd	1,955,494	1,470	Brookfield Asset Management Inc (a)	290,638	5,088
Petroleo Brasileiro SA ADR	159,054	4,277	Cheung Kong Holdings Ltd	517,000	4,964
Royal Dutch Shell PLC - A shares	201,903	5,554	Cyrela Brazil Realty SA	86,700	413
Royal Dutch Shell PLC - B shares	228,706	6,201	Mitsui Fudosan Co Ltd	333,000	5,808

Sasol Ltd	65,414	1,931			16,273

StatoilHydro ASA	317,000	6,376
			REITS - Diversified (0.55%)
Total SA	206,087	11,337

			Eurocommercial Properties NV	20,712	686
		82,500

			Suntec Real Estate Investment Trust	541,258	259
Oil Field Machinery & Equipment (0.01%)			Unibail-Rodamco	38,826	5,823

Wellstream Holdings PLC	20,629	144			6,768

Oil Refining & Marketing (0.21%)			REITS - Office Property (0.02%)
Reliance Industries Ltd (c)	29,006	1,656	Cofinimmo	1,694	211
Tupras-Turkiye Petrol Rafinerileri AS	77,530	979

			REITS - Shopping Centers (0.06%)
		2,635

			Vastned Retail NV	13,778	705
Pastoral&Agricultural (0.01%)
Great Wall Enterprise Co	140,000	86	Retail - Apparel & Shoe (0.47%)
			Fast Retailing Co Ltd	55,243	5,889
Petrochemicals (0.01%)
PTT Chemical PLC (a)(b)	153,700	145	Retail - Automobile (0.04%)
			PT Astra International Tbk	662,000	551
Platinum (0.04%)
Impala Platinum Holdings Ltd	45,026	470	Retail - Bookstore (0.03%)
			WH Smith PLC	70,484	424
Power Converter & Supply Equipment (0.02%)
Canadian Solar Inc (a)	13,749	133	Retail - Building Products (0.04%)
Chloride Group PLC	54,422	116	Kohnan Shoji Co Ltd	42,400	464

		249

			Retail - Computer Equipment (0.22%)
Printing - Commercial (0.05%)			Game Group PLC	1,321,002	2,766
Nissha Printing Co Ltd	11,100	617
			Retail - Consumer Electronics (0.03%)
Property & Casualty Insurance (2.22%)			JB Hi-Fi Ltd	53,880	316
Beazley Group PLC	411,205	703
Dongbu Insurance Co Ltd	40,300	410

See accompanying notes

211

Schedule of Investments
Diversified International Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Convenience Store (1.31%)			Telecommunication Services (0.87%)
Circle K Sunkus Co Ltd	18,200 $	309	Bharti Airtel Ltd (a)	76,028 $	1,026
FamilyMart Co Ltd	223,500	8,855	Cable & Wireless PLC	2,414,002	4,788
Lawson Inc	144,000	7,038	Chunghwa Telecom Co Ltd	1,252,950	2,073

		16,202	Digi.Com BHD	143,900	749

			Telefonica O2 Czech Republic AS	37,713	806
Retail - Drug Store (0.36%)
Shoppers Drug Mart Corp	116,600	4,489	Telekomunikacja Polska SA	143,325	1,083
			Telenet Group Holding NV (a)	18,467	287

Retail - Major Department Store (0.03%)					10,812

David Jones Ltd	184,715	380	Telephone - Integrated (5.25%)
			Bezeq Israeli Telecommunication Corp Ltd	621,334	928
Retail - Music Store (0.03%)
			Deutsche Telekom AG	596,891	8,863
HMV Group PLC	259,427	413
			France Telecom SA	362,586	9,143
Rubber & Plastic Products (0.08%)			KDDI Corp	913	5,470
Ansell Ltd	78,675	662	Koninklijke (Royal) KPN NV	713,105	10,043
Kureha Corp	76,000	337	Magyar Telekom Telecommunications PLC	76,029	240

		999	Nippon Telegraph & Telephone Corp	2,179	8,892

			Tele Norte Leste Participacoes SA ADR	70,351	955
Rubber & Vinyl (0.03%)
			Telefonica SA	670,268	12,410
TSRC Corp	551,000	385
			Telefonos de Mexico SAB de CV ADR	68,705	1,231
Satellite Telecommunications (0.25%)			Telstra Corp Ltd	2,551,756	7,024

Eutelsat Communications	145,046	3,113			65,199

			Textile - Apparel (0.00%)
Schools (0.36%)			Far Eastern Textile Co Ltd	540	-
Benesse Corp	105,300	4,423
			Tobacco (2.29%)
Security Services (0.40%)			British American Tobacco PLC	361,046	9,909
G4S PLC	1,489,942	4,515	Imperial Tobacco Group PLC	309,511	8,301
Prosegur Cia de Seguridad SA	14,833	421	Japan Tobacco Inc	2,624	9,309

		4,936	KT&G Corp	15,069	967

Semiconductor Component - Integrated Circuits (0.20%)					28,486

Taiwan Semiconductor Manufacturing Co Ltd	1,703,075	2,478	Tools - Hand Held (0.03%)
			Hitachi Koki Co Ltd	44,024	338
Soap & Cleaning Products (0.67%)
Reckitt Benckiser Group PLC	196,200	8,277	Toys (0.89%)
			Nintendo Co Ltd	34,400	11,053
Steel - Producers (0.52%)
Angang Steel Co Ltd	398,000	244	Transport - Marine (0.24%)
ArcelorMittal	154,111	4,001	Euronav NV	10,266	150
Dongkuk Steel Mill Co Ltd	28,410	462	Inui Steamship Co Ltd	36,800	278
Evraz Group SA (b)	25,809	399	Jinhui Shipping & Transportation Ltd	38,528	52
POSCO ADR	19,381	1,302	Mitsui OSK Lines Ltd	479,700	2,505

		6,408			2,985

Steel - Specialty (0.35%)			Transport - Rail (0.79%)
Hitachi Metals Ltd	551,000	4,143	East Japan Railway Co	898	6,390
Sanyo Special Steel Co Ltd	86,000	246	MTR Corp	1,521,000	3,371

		4,389			9,761

Telecommunication Equipment (0.49%)			Transport - Services (0.55%)
Vodafone Group PLC	3,171,537	6,101	Firstgroup Plc	485,050	3,193

See accompanying notes

212

Schedule of Investments
Diversified International Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (3.81%)
Transport - Services (continued)			Commercial Paper (3.81%)
Koninklijke Vopak NV	11,103 $	360	Investment in Joint Trading Account; HSBC
Viterra Inc (a)	524,180	3,327	Funding

			0.25%, 11/ 3/2008	$ 23,666 $	23,666
		6,880

			Investment in Joint Trading Account;
Transport - Truck (0.04%)			Prudential Funding
Hitachi Transport System Ltd	38,200	511	0.30%, 11/ 3/2008	23,666	23,666

					47,332

Travel Services (0.02%)
			TOTAL SHORT TERM INVESTMENTS		$ 47,332
Flight Centre Ltd	31,941	299

			REPURCHASE AGREEMENTS (2.56%)
Water (0.07%)			Money Center Banks (2.56%)
Northumbrian Water Group PLC	164,515	827	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement;
Water Treatment Systems (0.29%)			0.15%; dated 10/31/2008 maturing
Kurita Water Industries Ltd	159,900	3,648	11/03/2008 (collateralized by Sovereign
			Agency Issues; $32,746,000; 2.75% -
			5.38%; dated 11/28/08 - 02/13/17)	$ 31,792$	31,792

Web Portals (0.23%)
Iliad SA	2,936	232	TOTAL REPURCHASE AGREEMENTS		$ 31,792

LG Dacom Corp	60,740	859	Total Investments		$ 1,247,667
Netease.com ADR (a)	22,961	517	Liabilities in Excess of Other Assets, Net - (0.50)%		(6,180)

NHN Corp (a)	7,665	816	TOTAL NET ASSETS - 100.00%		$ 1,241,487

So-net Entertainment Corp	222	408

		2,832
			(a) Non-Income Producing Security

TOTAL COMMON STOCKS	$ 1,159,678		(b)	Market value is determined in accordance with procedures established in

				good faith by the Board of Directors. At the end of the period, the value
PREFERRED STOCKS (0.72%)
				of these securities totaled $5,121 or 0.41% of net assets.
Commercial Banks (0.16%)			(c)	Security exempt from registration under Rule 144A of the Securities Act
Banco Itau Holding Financeira SA	179,501	1,939		of 1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Diversified Minerals (0.31%)				indicated, these securities are not considered illiquid. At the end of the
Cia Vale do Rio Doce	329,780	3,825		period, the value of these securities totaled $2,007 or 0.16% of net
			assets.
Electric - Distribution (0.09%)
			Unrealized Appreciation (Depreciation)
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	90,340	1,109	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Food - Meat Products (0.01%)
			Unrealized Appreciation		$ 16,469
Sadia SA	80,608	161
			Unrealized Depreciation		(572,392)

Investment Companies (0.00%)			Net Unrealized Appreciation (Depreciation)		(555,923)
Lereko Mobility Pty Ltd	3,348	11	Cost for federal income tax purposes		1,803,590
			All dollar amounts are shown in thousands (000's)
Steel - Producers (0.15%)
Gerdau SA	89,500	569
Usinas Siderurgicas de Minas Gerais SA	97,829	1,251

		1,820

TOTAL PREFERRED STOCKS	$ 8,865

See accompanying notes

213

Schedule of Investments
Diversified International Fund
October 31, 2008
Portfolio Summary (unaudited)

Country	Percent

Japan	19.94%
United Kingdom	18.85%
Switzerland	7.82%
United States	6.41%
France	6.28%
Canada	5.99%
Germany	4.17%
Netherlands	3.53%
Italy	3.23%
Hong Kong	3.05%
Spain	2.87%
Australia	2.17%
Brazil	1.55%
Korea, Republic Of	1.44%
Sweden	1.37%
Finland	1.13%
China	1.10%
Singapore	1.07%
Belgium	0.96%
Taiwan, Province Of China	0.95%
Denmark	0.79%
Russian Federation	0.72%
Norway	0.72%
India	0.58%
South Africa	0.57%
Mexico	0.48%
Israel	0.47%
Greece	0.41%
Luxembourg	0.38%
Portugal	0.28%
Thailand	0.26%
Czech Republic	0.22%
Turkey	0.20%
Poland	0.14%
Indonesia	0.12%
Malaysia	0.11%
Qatar	0.04%
Ireland	0.04%
Egypt	0.03%
Bermuda	0.02%
Austria	0.02%
Hungary	0.02%
Liabilities in Excess of Other Assets, Net	(0.50%)

TOTAL NET ASSETS	100.00%

See accompanying notes

214

Schedule of Investments
Equity Income Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.75%)			COMMON STOCKS (continued)
Aerospace & Defense (1.45%)			Diversified Manufacturing Operations (3.43%)
Boeing Co	377,500 $	19,732	General Electric Co	1,532,700 $	29,903
General Dynamics Corp	191,100	11,527	Honeywell International Inc	420,700	12,810

		31,259	Parker Hannifin Corp	523,700	20,304

			Tyco International Ltd	436,000	11,022

Agricultural Operations (0.66%)

Archer-Daniels-Midland Co	690,200	14,308			74,039

			Electric - Integrated (4.60%)
Apparel Manufacturers (0.57%)			FPL Group Inc	813,700	38,439
VF Corp	224,200	12,353	Progress Energy Inc	1,000,400	39,386
			Xcel Energy Inc	1,231,000	21,444

Applications Software (1.43%)
					99,269

Microsoft Corp	1,385,000	30,927
			Electric Products - Miscellaneous (0.99%)
Auto - Car & Light Trucks (0.73%)			Emerson Electric Co	648,800	21,235
Daimler AG	458,588	15,821
			Electronic Components - Semiconductors (2.80%)
Auto - Medium & Heavy Duty Trucks (0.49%)			Intel Corp	3,034,200	48,547
Paccar Inc	360,500	10,541	Microchip Technology Inc	477,900	11,771

					60,318

Auto/Truck Parts & Equipment - Original (0.29%)
Johnson Controls Inc	357,400	6,337	Electronics - Military (1.18%)
			L-3 Communications Holdings Inc	312,600	25,374
Beverages - Non-Alcoholic (1.16%)
Coca-Cola Co/The	567,800	25,017	Fiduciary Banks (3.19%)
			Bank of New York Mellon Corp/The	1,512,380	49,303
Beverages - Wine & Spirits (0.59%)			State Street Corp	450,400	19,525

Diageo PLC ADR	203,800	12,674			68,828

			Food - Miscellaneous/Diversified (2.64%)
Brewery (0.32%)
			Cadbury PLC ADR	594,900	21,999
Molson Coors Brewing Co	185,700	6,938
			Kraft Foods Inc	1,196,423	34,864

Chemicals - Diversified (1.29%)					56,863

Bayer AG ADR	182,800	10,092	Food - Retail (0.40%)
EI Du Pont de Nemours & Co	553,400	17,709	Safeway Inc	404,400	8,602

		27,801

			Forestry (0.78%)
Commercial Banks (1.79%)
			Weyerhaeuser Co	437,700	16,729
BB&T Corp	1,078,064	38,649
			Gas - Distribution (1.41%)
Commercial Services - Finance (0.51%)
			Sempra Energy	714,600	30,435
Automatic Data Processing Inc	313,300	10,950
			Industrial Gases (0.42%)
Computers (1.73%)
			Air Products & Chemicals Inc	154,100	8,958
Hewlett-Packard Co	975,300	37,334
			Investment Companies (0.32%)
Distribution & Wholesale (1.21%)
			American Capital Ltd	488,397	6,862
Genuine Parts Co	663,441	26,106
			Investment Management & Advisory Services (2.14%)
Diversified Banking Institutions (3.40%)
			AllianceBernstein Holding LP	639,291	14,985
Barclays PLC ADR	1,004,370	10,817
			Franklin Resources Inc	459,300	31,232

JP Morgan Chase & Co	1,512,500	62,391

					46,217

		73,208

			Life & Health Insurance (0.81%)
			Lincoln National Corp	506,300	8,729

See accompanying notes		215

Schedule of Investments
Equity Income Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Regional Banks (4.98%)
Unum Group	560,700 $	8,831	PNC Financial Services Group Inc	567,300 $	37,822

		17,560	US Bancorp	859,400	25,619

			Wells Fargo & Co	1,288,900	43,887

Medical - Drugs (8.08%)
Abbott Laboratories	456,600	25,182			107,328

AstraZeneca PLC ADR	342,500	14,543	REITS - Diversified (0.32%)
Bristol-Myers Squibb Co	2,058,600	42,304	Vornado Realty Trust	99,000	6,984
Merck & Co Inc/NJ	645,500	19,978
Novartis AG ADR	542,900	27,682	REITS - Hotels (0.31%)
Wyeth	1,386,000	44,601	Host Hotels & Resorts Inc	638,100	6,598

		174,290

			REITS - Mortgage (1.09%)
Medical - Generic Drugs (1.13%)			Annaly Capital Management Inc	1,689,300	23,481
Teva Pharmaceutical Industries Ltd ADR	566,900	24,309
			REITS - Shopping Centers (0.18%)
Metal - Aluminum (0.53%)			Kimco Realty Corp	171,900	3,882
Alcoa Inc	989,000	11,383
			REITS - Warehouse & Industrial (0.57%)
Metal - Diversified (0.63%)			AMB Property Corp	251,800	6,051
Freeport-McMoRan Copper & Gold Inc	469,100	13,651	Prologis	448,300	6,276

					12,327

Motorcycle/Motor Scooter (0.86%)
Harley-Davidson Inc	758,036	18,557	Retail - Discount (3.58%)
			Wal-Mart Stores Inc	1,382,700	77,169
Multi-Line Insurance (5.25%)
ACE Ltd	1,037,300	59,499	Retail - Drug Store (0.41%)
Allstate Corp/The	674,409	17,798	CVS/Caremark Corp	285,600	8,754
Hartford Financial Services Group Inc	1,363,442	14,071
			Retail - Restaurants (1.94%)
MetLife Inc	659,800	21,918

			McDonald's Corp	722,600	41,860
		113,286

Multimedia (0.68%)			Semiconductor Component - Integrated Circuits (1.35%)
Walt Disney Co/The	566,600	14,675	Taiwan Semiconductor Manufacturing Co
			Ltd ADR	3,525,385	29,120
Oil Company - Exploration & Production (2.27%)
Enerplus Resources Fund	668,100	17,845	Steel - Producers (0.43%)
Penn West Energy Trust	1,273,600	22,747	United States Steel Corp	251,700	9,283
XTO Energy Inc	232,300	8,351

			Telecommunication Equipment (0.80%)
		48,943

			Vodafone Group PLC ADR	894,662	17,240
Oil Company - Integrated (1.87%)
Chevron Corp	312,200	23,290	Telephone - Integrated (6.45%)
Marathon Oil Corp	584,100	16,997	AT&T Inc	2,265,600	60,650

		40,287	Telstra Corp Ltd ADR	414,400	5,773

			Verizon Communications Inc	2,191,200	65,013
Oil Refining & Marketing (0.45%)
			Windstream Corp	1,006,284	7,557

Valero Energy Corp	475,700	9,790
					138,993

Pipelines (2.01%)			Television (1.14%)
Enterprise Products Partners LP	299,100	7,298	CBS Corp	2,537,083	24,635
Kinder Morgan Energy Partners LP	416,700	22,523
Spectra Energy Corp	693,900	13,413	Tobacco (1.05%)

		43,234	Lorillard Inc	344,100	22,662

See accompanying notes

216

Schedule of Investments
Equity Income Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.72%)
Toys (1.74%)			Money Center Banks (3.72%)
Mattel Inc	2,502,194 $	37,583	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement;
Transport - Rail (2.92%)			0.15%; dated 10/31/2008 maturing
			11/03/2008 (collateralized by Sovereign
Norfolk Southern Corp	267,300	16,022
			Agency Issues; $82,520,000; 2.75% -
Union Pacific Corp	703,400	46,966	5.38%; dated 11/28/08 - 02/13/17)	$ 80,117$	80,117

		62,988	TOTAL REPURCHASE AGREEMENTS	$ 80,117

TOTAL COMMON STOCKS	$ 2,064,804		Total Investments	$ 2,165,298

	Principal		Liabilities in Excess of Other Assets, Net - (0.41)%		(8,738)

	Amount	Value	TOTAL NET ASSETS - 100.00%	$ 2,156,560

	(000's)	(000's)

BONDS (0.93%)
Diversified Banking Institutions (0.59%)			(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
Bank of America Corp
8.00%, 12/29/2049 (a)	$ 17,030	12,751	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Electric - Integrated (0.09%)			of investments held by the fund as of the period end were as follows:
Texas-New Mexico Power Co
6.25%, 1/15/2009	1,875	1,868	Unrealized Appreciation	$ 159,367
			Unrealized Depreciation		(590,269)

Medical - Drugs (0.05%)			Net Unrealized Appreciation (Depreciation)		(430,902)
Wyeth			Cost for federal income tax purposes		2,596,200
7.25%, 3/ 1/2023	1,175	1,118	All dollar amounts are shown in thousands (000's)

Telecommunication Services (0.17%)			Portfolio Summary (unaudited)

Telus Corp			Sector		Percent

8.00%, 6/ 1/2011	3,775	3,710
			Financial		28.66%
			Consumer, Non-cyclical		16.59%
Television (0.03%)			Consumer, Cyclical		11.83%
CBS Corp			Industrial		9.97%
7.88%, 9/ 1/2023	950	680	Communications		9.27%

TOTAL BONDS	$ 20,127		Technology		7.31%
			Energy		6.60%

U.S. GOVERNMENT & GOVERNMENT AGENCY			Utilities		6.10%
OBLIGATIONS (0.01%)			Basic Materials		4.07%
Federal Home Loan Mortgage Corporation			Mortgage Securities		0.01%
(FHLMC) (0.01%)			Liabilities in Excess of Other Assets, Net		(0.41%)

6.50%, 9/ 1/2030	187	191	TOTAL NET ASSETS		100.00%

7.00%, 9/ 1/2030	58	59

		250

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 250

See accompanying notes

217

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.42%)			COMMON STOCKS (continued)
Public Thoroughfares (0.68%)			REITS - Diversified (continued)
Macquarie Infrastructure Group	24,242 $	32	Hammerson PLC	3,666 $	42
			Klepierre	290	7
Real Estate Management & Services (6.78%)			Land Securities Group PLC	6,024	107
Aeon Mall Co Ltd	1,219	30	Liberty International PLC	3,614	40
Castellum AB	2,700	18	Mercialys SA	720	23
Citycon Oyj	4,919	12	Mirvac Group (b)	25,655	17
Conwert Immobilien Invest SE (a)	2,460	12	Mirvac Industrial Trust	58,051	7
Deutsche Euroshop AG	802	21	Mucklow A & J Group PLC	1,512	6
Hufvudstaden AB	2,388	15	PS Business Parks Inc	860	39
Mitsubishi Estate Co Ltd	7,677	137	Segro PLC	5,192	24
PSP Swiss Property AG (a)	745	32	Shaftesbury PLC	2,852	15
Servcorp Ltd	18,950	38	Stockland	14,076	38

		315	Unibail-Rodamco	1,041	156

Real Estate Operator & Developer (14.31%)			Vornado Realty Trust	1,870	132
APN Property Group Ltd	24,958	3	Wereldhave Belgium NV	176	10
CapitaLand Ltd	14,579	29	Wereldhave NV	312	26

China Overseas Land & Investment Ltd	66,330	75			1,050

FKP Property Group	23,341	18	REITS - Healthcare (6.93%)
Hang Lung Properties Ltd	18,476	45	HCP Inc	866	26
Helical Bar PLC	3,257	16	Health Care REIT Inc	479	21
Hongkong Land Holdings Ltd	11,238	31	LTC Properties Inc	1,120	27
Hysan Development Co Ltd	22,985	36	National Health Investors Inc	780	23
Mitsui Fudosan Co Ltd	6,393	111	Nationwide Health Properties Inc	2,327	70
Sino Land Co	35,052	31	Omega Healthcare Investors Inc	1,990	30
Sumitomo Realty & Development Co Ltd	4,647	76	Parkway Life Real Estate Investment Trust	22,600	12
Sun Hung Kai Properties Ltd	22,087	193	Senior Housing Properties Trust	2,000	38

		664	Ventas Inc	2,070	75

REITS - Apartments (7.71%)					322

American Campus Communities Inc	1,110	29	REITS - Hotels (0.82%)
AvalonBay Communities Inc	1,157	82	Host Hotels & Resorts Inc	3,691	38
Boardwalk Real Estate Investment Trust (a)	1,200	26
Equity Residential	1,578	55	REITS - Office Property (8.91%)
Essex Property Trust Inc	900	88	Alexandria Real Estate Equities Inc	677	47
Home Properties Inc	1,370	55	Boston Properties Inc	2,040	145
Northern Property Real Estate Investment			Cofinimmo	204	26
Trust	1,550	23	Corporate Office Properties Trust SBI MD	1,130	35

		358	Douglas Emmett Inc	2,200	33

REITS - Diversified (22.61%)			Macquarie Office Trust	50,980	10
Ascendas Real Estate Investment Trust	23,616	26	Nippon Building Fund Inc	8	77
Babcock & Brown Japan Property Trust	61,291	18	Nomura Real Estate Office Fund Inc	2	11
British Land Co PLC	4,721	47	Societe Immobiliere de Location pour
Canadian Real Estate Investment Trust	1,900	41	l'Industrie et le Commerce	224	20
Cominar Real Estate Investment Trust	1,700	28	Tishman Speyer Office Fund	48,749	10

Corio NV	907	49			414

Cromwell Group	78,209	32	REITS - Regional Malls (5.61%)
Digital Realty Trust Inc	1,500	50	General Growth Properties Inc	966	4
Entertainment Properties Trust	1,570	59	Simon Property Group Inc	2,990	200
Goodman Group	17,619	11

See accompanying notes

218

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2008

	Shares	Value	(a) Non-Income Producing Security
	Held	(000's)	(b)	Market value is determined in accordance with procedures established in

			good faith by the Board of Directors. At the end of the period, the value
COMMON STOCKS (continued)			of these securities totaled $17 or 0.37% of net assets.
REITS - Regional Malls (continued)
Taubman Centers Inc	1,680 $	56	Unrealized Appreciation (Depreciation)

		260	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the fund as of the period end were as follows:
REITS - Shopping Centers (13.99%)
Acadia Realty Trust	1,300	23	Unrealized Appreciation	$ 24
CapitaMall Trust	22,626	30	Unrealized Depreciation	(2,767)

Centro Retail Group	109,370	8	Net Unrealized Appreciation (Depreciation)	(2,743)
Federal Realty Investment Trust	1,420	87	Cost for federal income tax purposes	7,193
Japan Retail Fund Investment Corp	4	14	All dollar amounts are shown in thousands (000's)
Kimco Realty Corp	1,560	35
Link REIT/The	39,460	71	Portfolio Summary (unaudited)

Macquarie CountryWide Trust	28,071	4	Country	Percent

Macquarie DDR Trust	204,007	13	United States	44.60%
RioCan Real Estate Investment Trust	4,800	67	Hong Kong	10.37%
Saul Centers Inc	900	33	Japan	9.85%
			Australia	8.96%
Tanger Factory Outlet Centers	1,620	59	United Kingdom	6.38%
Urstadt Biddle Properties Inc	1,650	27	France	4.44%
Vastned Retail NV	412	21	Canada	3.98%
			Singapore	2.09%
Westfield Group	14,174	157

			Netherlands	2.06%
		649	Belgium	0.77%

			Sweden	0.72%
REITS - Single Tenant (1.11%)			Switzerland	0.69%
National Retail Properties Inc	2,890	52	Germany	0.44%
			Austria	0.26%
REITS - Storage (3.09%)			Finland	0.25%
Public Storage	1,760	143	Other Assets in Excess of Liabilities, Net	4.14%

			TOTAL NET ASSETS	100.00%

REITS - Warehouse & Industrial (0.87%)			Other Assets Summary (unaudited)

EastGroup Properties Inc	1,210	40

			Asset Type	Percent

TOTAL COMMON STOCKS	$ 4,337
			Currency Contracts	60.20%

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (2.44%)
Money Center Banks (2.44%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $58,000; 2.75% - 5.38%;
dated 11/28/08 - 02/13/17)	$ 57$	56
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $58,000; 2.63% - 4.63%;
dated 09/09/09 - 06/12/15)	57	57

		113

TOTAL REPURCHASE AGREEMENTS	$ 113

Total Investments	$ 4,450
Other Assets in Excess of Liabilities, Net - 4.14%		192

TOTAL NET ASSETS - 100.00%	$ 4,642

See accompanying notes

219

		Schedule of Investments
		Global Real Estate Securities Fund
			October 31, 2008

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	11/14/2008	596,050	$434	$395	$(39)
British Pound	11/14/2008	24,463	42	39	(3)
Canadian Dollar	11/14/2008	2,883	2	2	-
Danish Kroner	11/14/2008	329	-	-	-
Euro	11/14/2008	144,407	204	183	(21)
Hong Kong Dollar	11/14/2008	1,947,286	250	251	1
Japanese Yen	11/14/2008	42,185,900	406	428	22
New Zealand Dollar	11/14/2008	9,836	7	6	(1)
Norwegian Krone	11/14/2008	17,298	3	3	-
Poland Zloty	11/14/2008	26,903	11	10	(1)
Singapore Dollar	11/14/2008	125,320	88	85	(3)
Swedish Krona	11/14/2008	86,971	12	11	(1)
Swiss Franc	11/14/2008	8,740	8	8	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	11/14/2008	705,945	$545	$468	$77
British Pound	11/14/2008	11,514	20	18	2
Canadian Dollar	11/14/2008	40,463	38	34	4
Euro	11/14/2008	138,830	197	177	20
Hong Kong Dollar	11/14/2008	2,291,824	295	295	-
Japanese Yen	11/14/2008	34,135,834	340	347	(7)
Singapore Dollar	11/14/2008	23,673	17	16	1
Swedish Krona	11/14/2008	137,312	21	18	3

All dollar amounts are shown in thousands (000's)

See accompanying notes

220

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (44.81%)			BONDS (continued)
Asset Backed Securities (4.21%)			Home Equity - Other (continued)
Chase Funding Mortgage Loan Asset-Backed			First NLC Trust
Certificates			3.49%, 5/25/2035 (a)	$ 1,678 $	1,393
3.55%, 9/25/2033 (a)	$ 225 $	174	JP Morgan Mortgage Acquisition Corp
3.49%, 12/25/2033 (a)	379	335	3.52%, 7/25/2035 (a)	470	464
Countrywide Asset-Backed Certificates			Morgan Stanley Home Equity Loan Trust
3.43%, 6/25/2037 (a)	3,500	2,038	3.43%, 2/25/2036 (a)	5,250	4,668
Credit-Based Asset Servicing and			Soundview Home Equity Loan Trust
Securitization LLC			3.35%, 7/25/2036 (a)(b)	949	932

3.43%, 3/25/2036 (a)	2,000	1,563			12,150

GMAC Mortgage Corp Loan Trust
3.44%, 8/25/2035 (a)	745	407	Mortgage Backed Securities (27.22%)
Long Beach Mortgage Loan Trust			Banc of America Commercial Mortgage Inc
3.37%, 10/25/2036 (a)	2,000	1,386	1.02%, 11/10/2038 (a)	1,821	34
SACO I Inc			0.31%, 3/11/2041 (a)(d)	31,742	176
3.40%, 6/25/2036 (a)	1,111	789	Banc of America Funding Corp
Saxon Asset Securities Trust			4.36%, 7/20/2036 (a)	1,753	1,594
3.42%, 3/25/2036 (a)(b)	5,000	4,457	4.56%, 7/20/2036 (a)	1,494	399
Structured Asset Investment Loan Trust			Bear Stearns Alt-A Trust
3.48%, 1/25/2036 (a)(b)	1,802	1,634	3.43%, 4/25/2037 (a)	1,042	495
Swift Master Auto Receivables Trust			Bear Stearns Commercial Mortgage Securities
4.66%, 6/15/2012 (a)	2,750	2,400	0.83%, 2/11/2041 (a)(d)	7,907	200

		15,183	Bear Stearns Mortgage Funding Trust

			3.47%, 7/25/2036 (a)	3,364	2,102
Automobile Sequential (0.16%)
			Chase Mortgage Finance Corp
Capital Auto Receivables Asset Trust			5.01%, 7/25/2037 (a)	1,728	1,581
4.59%, 10/15/2009 (a)(b)	574	574
			Commercial Mortgage Pass Through Certificates
			0.07%, 12/10/2046 (a)(d)	25,877	226
Credit Card Asset Backed Securities (0.65%)
			Countrywide Alternative Loan Trust
Discover Card Master Trust
			3.56%, 5/25/2035 (a)	316	139
5.65%, 3/16/2020	1,917	1,362
			Credit Suisse Mortgage Capital Certificates
Discover Card Master Trust I
			5.47%, 9/15/2039	4,500	3,394
4.58%, 5/15/2011 (a)(b)	1,000	998

			6.00%, 9/15/2039 (a)	1,000	611
		2,360

			0.09%, 12/15/2039	16,805	205
Finance - Mortgage Loan/Banker (9.20%)			5.38%, 2/15/2040 (a)	2,650	1,961
Fannie Mae			6.43%, 2/15/2041 (a)(d)	1,250	774
3.38%, 5/19/2011	5,800	5,827
			CS First Boston Mortgage Securities Corp
5.25%, 8/ 1/2012 (c)	11,800	11,795	0.50%, 11/15/2036 (a)(d)	11,420	379
5.00%, 5/11/2017	7,750	7,615	Fannie Mae
6.63%, 11/15/2030	1,300	1,469	3.56%, 10/25/2018 (a)	505	497
Freddie Mac			5.00%, 8/25/2026	2,117	2,131
5.75%, 6/27/2016	2,400	2,309	3.46%, 4/25/2034 (a)	4,782	4,784
SLM Student Loan Trust			0.23%, 3/25/2036	28,341	278
3.62%, 10/25/2016 (a)(b)	1,356	1,351
			6.50%, 2/25/2047	2,405	2,475
3.01%, 9/17/2018 (a)(b)	2,891	2,772

			Fannie Mae Grantor Trust
		33,138	3.61%, 5/25/2035 (a)	1,906	1,938

Home Equity - Other (3.37%)			Fannie Mae Whole Loan
ACE Securities Corp			3.41%, 5/25/2035 (a)(b)	1,954	1,942
3.47%, 9/25/2035 (a)(b)	236	234	Federal Home Loan Banks
American Home Mortgage Investment Trust			5.46%, 11/27/2015	2,719	2,777
3.45%, 11/25/2030 (a)	1,951	907	Freddie Mac
Asset Backed Securities Corp Home Equity			4.50%, 7/15/2017	4,900	4,842
3.36%, 7/25/2036 (a)(b)	3,600	3,552	4.89%, 6/15/2018 (a)	3,038	2,987
			4.99%, 7/15/2023 (a)	5,061	4,840

See accompanying notes

221

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Freddie Mac (continued)			Merrill Lynch/Countrywide Commercial
4.79%, 4/15/2030 (a)	$ 4,438 $	4,336	Mortgage Trust (continued)
5.50%, 9/15/2031 (a)	1,375	1,354	0.12%, 12/12/2049 (a)(d)	$ 49,425 $	523
4.99%, 9/15/2033 (a)	308	296	Morgan Stanley Capital I
			0.36%, 8/13/2042	159,688	2,185
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)	3,475	2,105	0.06%, 12/15/2043 (a)(d)	27,059	261
G-Force LLC			Residential Accredit Loans Inc
3.56%, 12/25/2039 (a)(d)	2,800	1,995	3.41%, 2/25/2037 (a)	1,361	671
Ginnie Mae			3.45%, 7/25/2037 (a)	2,392	1,453
1.57%, 10/16/2012 (a)	52,085	1,721	Wachovia Bank Commercial Mortgage Trust
3.89%, 7/16/2026	1,562	1,546	0.25%, 3/15/2042 (a)(d)	28,859	212
5.08%, 1/16/2030 (a)	1,502	1,513	0.64%, 5/15/2044 (a)(d)	93,426	1,462
4.26%, 2/16/2032	2,267	2,251	5.82%, 5/15/2046 (a)	2,600	1,564
0.88%, 6/17/2045 (a)	35,284	1,322	WaMu Mortgage Pass Through Certificates
			4.23%, 7/25/2044 (a)	223	208
0.75%, 11/16/2045	3,578	132
			3.49%, 4/25/2045 (a)	481	288
1.12%, 5/16/2046 (a)	10,608	476
			Washington Mutual Alternative Mortgage
1.06%, 10/16/2046	15,691	824
			Pass-Through Certificates
Greenpoint Mortgage Funding Trust			3.54%, 6/25/2046 (a)	3,666	747

3.56%, 6/25/2045 (a)	220	106
					98,090
Greenwich Capital Commercial Funding Corp

0.27%, 6/10/2036 (a)(d)	16,005	101	TOTAL BONDS	$ 161,495

5.91%, 7/10/2038	2,500	1,994	U.S. GOVERNMENT & GOVERNMENT AGENCY
0.32%, 3/10/2039 (a)(d)	54,769	824	OBLIGATIONS (73.08%)
GS Mortgage Securities Corp II			Federal Home Loan Mortgage Corporation
0.67%, 11/10/2039 (d)	30,349	846	(FHLMC) (20.35%)
Impac CMB Trust			5.00%, 11/ 1/2038 (e)	4,525	4,282
3.57%, 4/25/2035 (a)	619	265	5.50%, 1/ 1/2039 (e)	4,025	3,914
Indymac Index Mortgage Loan Trust			6.00%, 1/ 1/2039 (e)	6,135	6,102
3.59%, 4/25/2035 (a)	292	123	6.50%, 6/ 1/2017	227	233
JP Morgan Chase Commercial Mortgage			6.00%, 7/ 1/2017	86	87
Securities Corp			5.50%, 4/ 1/2018	652	654
0.34%, 9/12/2037 (a)	84,224	857
			5.50%, 12/ 1/2018	3	3
6.01%, 6/15/2049 (a)	2,225	1,362
			5.00%, 1/ 1/2019	1,466	1,443
JP Morgan Mortgage Trust
			6.00%, 1/ 1/2021	291	293
4.95%, 11/25/2035 (a)	3,000	2,314
			6.50%, 8/ 1/2022	350	358
5.30%, 4/25/2036 (a)(b)	481	474
			5.00%, 10/ 1/2025	1,092	1,054
5.82%, 6/25/2036 (a)	1,600	1,008
			6.00%, 6/ 1/2028	85	86
5.95%, 8/25/2036 (a)	2,400	1,700
			5.50%, 1/ 1/2029	23	22
6.00%, 8/25/2036 (a)	2,346	2,109
			5.50%, 3/ 1/2029	17	17
5.56%, 10/25/2036 (a)	4,725	3,096
			6.50%, 3/ 1/2029	60	61
5.80%, 1/25/2037 (a)	3,215	2,864
			8.00%, 8/ 1/2030	3	3
LB-UBS Commercial Mortgage Trust
0.08%, 11/15/2038 (a)(d)	13,338	167	8.00%, 11/ 1/2030	2	3
0.72%, 11/15/2038 (a)(d)	21,742	677	7.50%, 12/ 1/2030	23	24
0.07%, 2/15/2040 (a)(d)	5,923	48	7.00%, 1/ 1/2031	10	10
0.49%, 2/15/2040 (a)	7,426	163	7.50%, 2/ 1/2031	13	13
0.74%, 7/15/2040 (a)	101,552	2,033	6.50%, 6/ 1/2031	4	4
Merrill Lynch Mortgage Trust			6.00%, 10/ 1/2031	39	39
0.56%, 5/12/2043	47,684	862	6.00%, 2/ 1/2032	91	91
Merrill Lynch/Countrywide Commercial			6.50%, 2/ 1/2032	29	29
Mortgage Trust			6.50%, 2/ 1/2032	97	99
0.54%, 8/12/2048 (a)	33,575	891	6.50%, 4/ 1/2032	79	81

See accompanying notes

222

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
7.50%, 4/ 1/2032	$ 146 $	155	6.50%, 11/ 1/2038 (e)	$ 3,485 $	3,532
6.50%, 8/ 1/2032	219	223	6.00%, 5/ 1/2009	7	7
6.50%, 8/ 1/2032	103	105	4.50%, 3/ 1/2010	62	62
5.00%, 12/ 1/2032	910	863	6.50%, 4/ 1/2010	10	10
5.50%, 5/ 1/2033	560	548	6.50%, 6/ 1/2016	25	26
5.50%, 10/ 1/2033	199	195	6.00%, 1/ 1/2017	70	71
5.50%, 12/ 1/2033	4,836	4,728	6.00%, 4/ 1/2017	139	141
5.00%, 1/ 1/2034	6,667	6,324	5.50%, 9/ 1/2017	347	348
5.00%, 5/ 1/2034	1,458	1,383	5.50%, 9/ 1/2017	81	81
6.00%, 9/ 1/2034	984	984	5.00%, 1/ 1/2018	558	551
5.00%, 12/ 1/2034	482	457	5.50%, 3/ 1/2018	352	354
6.00%, 2/ 1/2035	699	700	5.00%, 4/ 1/2019	518	509
6.50%, 4/ 1/2035	66	67	5.50%, 6/ 1/2019	89	89
5.00%, 5/ 1/2035	1,172	1,110	5.50%, 6/ 1/2019	114	114
5.00%, 7/ 1/2035	67	64	5.50%, 7/ 1/2019	253	253
5.00%, 7/ 1/2035	656	621	5.50%, 7/ 1/2019	54	54
5.00%, 10/ 1/2035	125	119	5.50%, 7/ 1/2019	108	108
6.00%, 8/ 1/2036	3,429	3,425	5.50%, 7/ 1/2019	124	124
6.00%, 10/ 1/2036 (a)	849	848	5.50%, 7/ 1/2019	244	244
6.50%, 2/ 1/2037	440	446	5.50%, 8/ 1/2019	63	63
6.00%, 3/ 1/2037	1,579	1,577	5.50%, 8/ 1/2019	450	451
6.00%, 4/ 1/2037	4,155	4,150	5.50%, 9/ 1/2019	445	445
6.00%, 5/ 1/2037	1,259	1,257	4.50%, 12/ 1/2019	592	567
5.50%, 7/ 1/2037	712	694	4.50%, 1/ 1/2020	1,933	1,850
6.50%, 12/ 1/2037	989	1,003	7.00%, 5/ 1/2022	90	94
6.00%, 1/ 1/2038 (a)	478	478	6.00%, 12/ 1/2022	177	178
6.00%, 1/ 1/2038	3,837	3,833	5.00%, 1/ 1/2026	1,564	1,499
6.00%, 3/ 1/2038	893	892	5.50%, 6/ 1/2026	1,516	1,489
5.50%, 4/ 1/2038	504	492	7.50%, 1/ 1/2031	9	9
6.00%, 4/ 1/2038	1,564	1,562	7.50%, 5/ 1/2031	11	12
5.50%, 5/ 1/2038	1,070	1,044	6.50%, 9/ 1/2031	100	102
6.00%, 6/ 1/2038	2,340	2,338	6.00%, 12/ 1/2031	110	110
7.10%, 10/ 1/2032 (a)	8	9	6.00%, 12/ 1/2031	36	37
5.25%, 9/ 1/2033 (a)	107	109	6.50%, 12/ 1/2031	18	19
4.65%, 8/ 1/2035 (a)	1,631	1,654	6.50%, 4/ 1/2032	79	81
6.78%, 3/ 1/2036 (a)	1,139	1,149	7.50%, 8/ 1/2032	111	117
6.53%, 7/ 1/2036 (a)	2,157	2,191	6.00%, 11/ 1/2032	133	133
6.54%, 10/ 1/2036 (a)	926	946	4.54%, 3/ 1/2033 (a)	803	802
5.87%, 11/ 1/2036 (a)	312	317	5.50%, 9/ 1/2033	2,516	2,464
6.51%, 1/ 1/2037 (a)	1,575	1,601	6.13%, 11/ 1/2033 (a)	13	14
5.69%, 6/ 1/2037 (a)	1,299	1,314	5.09%, 12/ 1/2033 (a)	687	689
5.69%, 6/ 1/2037 (a)	2,320	2,346	4.91%, 9/ 1/2034 (a)	3,227	3,298

		73,326	4.70%, 2/ 1/2035 (a)	3,934	3,947

			4.91%, 3/ 1/2035 (a)	1,263	1,260
Federal National Mortgage Association (FNMA) (34.97%)
4.50%, 11/ 1/2023 (e)	3,705	3,526	5.00%, 4/ 1/2035	997	945
5.00%, 11/ 1/2023 (e)	1,990	1,945	4.30%, 5/ 1/2035 (a)	1,025	1,029
5.00%, 11/ 1/2038 (e)	4,955	4,693	5.00%, 5/ 1/2035	1,349	1,279
5.50%, 11/ 1/2038 (e)	25,345	24,759	4.71%, 7/ 1/2035 (a)	1,094	1,114

See accompanying notes

223

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

Principal		Principal
Amount	Value	Amount	Value
(000's)	(000's)	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY	U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)	OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)	Government National Mortgage Association
(continued)	(GNMA) (continued)

5.00%, 7/ 1/2035	$ 478 $	453	8.00%, 12/15/2016	$ 14 $	16
5.00%, 7/ 1/2035	3,563	3,379	7.50%, 4/15/2017	8	8
5.00%, 8/ 1/2035	606	575	7.50%, 4/15/2017	55	59
5.07%, 8/ 1/2035 (a)	4,186	4,207	7.50%, 4/15/2017	59	63
5.59%, 11/ 1/2035 (a)	903	914	8.00%, 4/15/2017	15	16
6.50%, 4/ 1/2036	118	119	8.00%, 4/15/2017	11	12
6.50%, 8/ 1/2036	2,015	2,044	8.00%, 4/15/2017	19	21
6.50%, 8/ 1/2036	852	864	7.50%, 5/15/2017	15	16
6.00%, 9/ 1/2036	1,917	1,918	8.00%, 5/15/2017	13	13
6.50%, 10/ 1/2036	477	484	8.00%, 6/15/2017	15	16
6.50%, 11/ 1/2036	525	533	8.00%, 6/15/2017	20	22
5.50%, 2/ 1/2037	3,660	3,578	8.00%, 7/15/2017	10	11
5.50%, 2/ 1/2037	115	113	7.50%, 7/15/2018	37	39
5.74%, 5/ 1/2037 (a)	3,883	3,935	7.50%, 12/15/2021	40	42
6.19%, 5/ 1/2037 (a)	1,915	1,945	7.50%, 12/15/2021	32	34
5.00%, 6/ 1/2037	9,504	9,008	7.50%, 2/15/2022	54	57
5.50%, 6/ 1/2037	1,717	1,679	8.00%, 2/15/2022	58	62
6.50%, 7/ 1/2037	207	210	7.50%, 3/15/2022	5	6
6.50%, 7/ 1/2037	275	279	7.50%, 3/15/2022	13	14
6.50%, 8/ 1/2037	930	944	7.50%, 3/15/2022	34	36
6.50%, 10/ 1/2037	1,265	1,283	7.50%, 4/15/2022	22	23
6.00%, 11/ 1/2037	2,081	2,082	7.50%, 4/15/2022	19	20
6.50%, 1/ 1/2038	131	132	7.50%, 4/15/2022	39	41
5.50%, 2/ 1/2038	3,448	3,370	7.50%, 4/15/2022	22	23
6.00%, 2/ 1/2038	1,489	1,489	7.50%, 5/15/2022	37	40
6.00%, 2/ 1/2038 (a)	1,396	1,396	7.50%, 7/15/2022	62	66
6.50%, 2/ 1/2038	185	188	7.50%, 8/15/2022	24	25
5.50%, 3/ 1/2038	2,005	1,960	7.50%, 8/15/2022	30	32
6.00%, 3/ 1/2038	443	443	7.50%, 8/15/2022	7	7
6.00%, 3/ 1/2038	1,487	1,487	7.50%, 8/15/2022	2	2
6.50%, 3/ 1/2038	165	168	7.50%, 8/15/2022	10	11
6.00%, 4/ 1/2038	1,759	1,759	7.50%, 8/15/2022	23	24
5.50%, 5/ 1/2038	1,969	1,924	7.50%, 8/15/2022	82	86
6.50%, 5/ 1/2038	95	96	7.50%, 8/15/2022	69	73
6.00%, 7/ 1/2038	2,460	2,460	7.00%, 11/15/2022	40	42
5.50%, 9/ 1/2038	2,997	2,929	7.00%, 11/15/2022	21	21

		126,045	7.00%, 11/15/2022	63	65

			7.00%, 11/15/2022	39	40
Government National Mortgage Association
(GNMA) (4.49%)			7.50%, 11/15/2022	41	44
5.00%, 11/ 1/2038 (e)	1,010	964	7.00%, 12/15/2022	15	16
5.50%, 11/ 1/2038 (e)	2,815	2,760	7.00%, 12/15/2022	148	153
6.50%, 3/15/2009	1	1	7.00%, 1/15/2023	61	62
5.50%, 12/15/2013	20	20	7.00%, 1/15/2023	21	22
5.50%, 1/15/2014	103	105	7.00%, 1/15/2023	21	22
5.50%, 1/15/2014	80	81	7.00%, 2/15/2023	319	329
5.50%, 2/15/2014	63	64	7.50%, 2/15/2023	6	6
5.50%, 3/15/2014	186	190	7.50%, 2/15/2023	21	22
8.00%, 8/15/2016	73	78	7.00%, 3/15/2023	28	29
See accompanying notes

224

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.50%, 5/15/2023	$ 21 $	23	7.25%, 9/15/2025	$ 77 $	81
7.50%, 5/15/2023	8	9	6.50%, 10/15/2025	43	43
7.50%, 5/15/2023	82	87	6.50%, 1/15/2026	34	34
7.50%, 6/15/2023	23	25	7.00%, 1/15/2026	59	61
7.00%, 7/15/2023	28	29	6.50%, 3/15/2026	69	70
7.00%, 7/15/2023	10	11	7.00%, 5/15/2026	9	9
7.00%, 7/15/2023	95	98	7.00%, 1/15/2027	70	72
7.00%, 7/15/2023	30	31	7.00%, 3/15/2027	40	41
7.00%, 8/15/2023	28	28	7.50%, 4/15/2027	6	6
6.50%, 9/15/2023	37	37	7.50%, 5/15/2027	66	70
6.50%, 9/15/2023	63	64	7.50%, 5/15/2027	16	17
6.50%, 9/15/2023	56	57	7.50%, 6/15/2027	39	42
6.50%, 9/15/2023	68	69	7.00%, 11/15/2027	150	155
6.00%, 10/15/2023	317	322	7.00%, 12/15/2027	58	60
6.50%, 10/15/2023	54	55	6.50%, 2/15/2028	37	38
6.50%, 10/15/2023	27	27	7.00%, 4/15/2028	3	3
7.00%, 10/15/2023	54	56	7.00%, 4/15/2028	107	110
7.50%, 10/15/2023	10	11	8.00%, 12/15/2030	17	18
6.00%, 11/15/2023	155	157	7.00%, 5/15/2031	35	37
6.00%, 11/15/2023	119	121	6.50%, 7/15/2031	10	10
6.50%, 11/15/2023	21	22	7.00%, 7/15/2031	10	10
7.50%, 11/15/2023	53	56	7.00%, 7/15/2031	1	1
6.00%, 12/15/2023	89	91	7.00%, 9/15/2031	11	12
6.00%, 12/15/2023	69	70	6.50%, 10/15/2031	69	70
6.00%, 12/15/2023	6	6	6.50%, 7/15/2032	84	86
6.50%, 12/15/2023	129	131	6.00%, 8/15/2032	381	382
6.50%, 12/15/2023	98	99	6.00%, 9/15/2032	372	373
6.50%, 12/15/2023	97	99	6.00%, 2/15/2033	91	91
6.50%, 12/15/2023	40	41	5.00%, 2/15/2034	1,040	1,000
7.00%, 12/15/2023	34	35	6.00%, 8/15/2038	1,995	1,997
7.00%, 12/15/2023	67	69	6.00%, 1/20/2024	45	46
6.00%, 1/15/2024	79	79	6.00%, 4/20/2024	85	86
6.50%, 1/15/2024	72	73	6.50%, 4/20/2024	45	45
6.50%, 1/15/2024	27	28	6.00%, 5/20/2024	96	97
6.50%, 1/15/2024	93	95	6.00%, 5/20/2024	34	34
6.50%, 1/15/2024	39	40	6.00%, 10/20/2024	57	57
6.50%, 1/15/2024	79	81	6.00%, 9/20/2025	33	33
6.50%, 1/15/2024	77	78	6.00%, 11/20/2025	40	41
6.50%, 1/15/2024	30	31	6.50%, 7/20/2026	24	24
6.50%, 1/15/2024	42	43	6.00%, 10/20/2028	49	49
6.00%, 2/15/2024	62	62	6.50%, 10/20/2028	41	41
6.00%, 2/15/2024	140	141	5.50%, 5/20/2035	1,271	1,248

6.00%, 2/15/2024	64	64			16,173

6.00%, 3/15/2024	36	36
			U.S. Treasury (6.92%)
6.50%, 3/15/2024	33	34	4.13%, 8/15/2010 (f)	5,000	5,242
6.50%, 4/15/2024	68	69	1.50%, 10/31/2010	10,000	9,979
6.50%, 7/15/2024	200	204	4.13%, 5/15/2015 (f)	8,750	9,118
7.50%, 8/15/2024	6	7

See accompanying notes

225

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

	Principal		(a) Variable Rate. Rate shown is in effect at October 31, 2008.
	Amount	Value	(b)	Security was purchased with the cash proceeds from securities loans.
	(000's)	(000's)	(c) Security or a portion of the security was pledged to cover margin

			requirements for futures contracts. At the end of the period, the value of
U.S. GOVERNMENT & GOVERNMENT AGENCY			these securities totaled $600 or 0.17% of net assets.
OBLIGATIONS (continued)			(d)	Security exempt from registration under Rule 144A of the Securities Act
U.S. Treasury (continued)			of 1933. These securities may be resold in transactions exempt from
6.13%, 8/15/2029	$ 500 $	593	registration, normally to qualified institutional buyers. Unless otherwise

		24,932	indicated, these securities are not considered illiquid. At the end of the

			period, the value of these securities totaled $8,871 or 2.46% of net
U.S. Treasury Inflation-Indexed Obligations (3.00%)			assets.
3.00%, 7/15/2012 (f)	11,088	10,814	(e)	Security was purchased in a "to-be-announced" ("TBA") transaction.
			See Notes to Financial Statements.
U.S. Treasury Strip (3.35%)			(f)	Security or a portion of the security was on loan at the end of the period.
0.00%, 11/15/2015 (g)	4,000	2,983	(g) Non-Income Producing Security
0.00%, 5/15/2020 (g)	13,800	7,623
0.00%, 11/15/2021 (g)	2,900	1,463	Unrealized Appreciation (Depreciation)

		12,069	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 263,359		Unrealized Appreciation	$ 1,824

REPURCHASE AGREEMENTS (4.80%)			Unrealized Depreciation	(37,518)

Money Center Banks (4.80%)			Net Unrealized Appreciation (Depreciation)	(35,694)
BNP Paribas Securities Corporation			Cost for federal income tax purposes	477,846
Repurchase Agreement; 0.20% dated			All dollar amounts are shown in thousands (000's)
10/31/08 maturing 11/03/08 (collateralized
by U.S. Government Agency Issues;			Portfolio Summary (unaudited)

$4,631,000; 0.00% - 6.25%; dated
12/23/08 - 07/13/37) (b)	$ 4,594$	4,594	Sector	Percent

Investment in Joint Trading Account; Bank			Mortgage Securities	87.03%
of America Repurchase Agreement;			Government	21.32%
0.15%; dated 10/31/2008 maturing			Asset Backed Securities	9.54%
11/03/2008 (collateralized by Sovereign			Financial	4.80%
Agency Issues; $6,542,000; 2.75% -			Liabilities in Excess of Other Assets, Net	(22.69%)

5.38%; dated 11/28/08 - 02/13/17)	6,352	6,352	TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account;			Other Assets Summary (unaudited)

Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing			Asset Type	Percent

11/03/2008 (collateralized by Sovereign			Futures	4.83%
Agency Issues; $6,542,000; 2.63% -			Interest Rate Swaps	0.01%
4.63%; dated 09/09/09 - 06/12/15)	6,352	6,352

		17,298

TOTAL REPURCHASE AGREEMENTS	$ 17,298

Total Investments	$ 442,152
Liabilities in Excess of Other Assets, Net - (22.69)%		(81,761)

TOTAL NET ASSETS - 100.00%	$ 360,391

See accompanying notes

226

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2008

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value		(Depreciation)

US Long Bond; December 2008		Buy	14	$ 1,653	$ 1,584 $		(69)
US 10 Year Note; December 2008		Sell	140	16,318	15,831		487
All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

						Notional/	Unrealized
		(Pay)/Receive	Fixed	Expiration		Principal	Appreciation/
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Rate	Date	Currency	Amount	(Depreciation)

UBS AG	3-month LIBOR	Receive	4.68%	07/02/2018	USD $	3,000 $	(53)

All dollar amounts are shown in thousands (000's)

See accompanying notes

227

Schedule of Investments
High Yield Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (4.16%)			COMMON STOCKS (continued)
Applications Software (0.04%)			Transport - Services (0.61%)
Jingwei International Ltd (a)	400,000 $	544	Student Transportation of America Inc (b)(c)	1,123,000 $	8,479

			TOTAL COMMON STOCKS	$ 57,400

Auto - Medium & Heavy Duty Trucks (1.56%)
New Flyer Industries Inc (b)(c)	2,653,300	21,463	CONVERTIBLE PREFERRED STOCKS (1.17%)
			Airlines (0.47%)
Building - Residential & Commercial (0.09%)			Continental Airlines Finance Trust II	280,000	6,493
Desarrolladora Homex SAB de CV ADR (a)	56,100	1,306
			Finance - Commercial (0.19%)
Cable TV (0.31%)			CIT Group Inc	461,000	2,651
Time Warner Cable Inc (a)	215,629	4,222
			Reinsurance (0.51%)
Casino Hotels (0.00%)			Aspen Insurance Holdings Ltd	177,000	6,947

Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 16,091

(d)(e)
			PREFERRED STOCKS (0.15%)
Food - Catering (0.04%)			Finance - Investment Banker & Broker (0.00%)
FU JI Food and Catering Services Holdings			Lehman Brothers Holdings Inc	820,000	5
Ltd	962,000	509
			Finance - Mortgage Loan/Banker (0.15%)
Food - Dairy Products (0.14%)			Freddie Mac 8.38%; Series Z	1,300,000	2,015

American Dairy Inc (a)	161,200	1,980	TOTAL PREFERRED STOCKS	$ 2,020

				Principal
Food - Miscellaneous/Diversified (0.79%)
B&G Foods Inc	658,400	6,584		Amount	Value
				(000's)	(000's)

China Foods Ltd	5,050,000	1,329
			BONDS (82.44%)
Zhongpin Inc (a)	346,500	2,983

			Agricultural Operations (1.15%)
		10,896

			Southern States Cooperative Inc
Medical - Biomedical/Gene (0.19%)			10.50%, 11/ 1/2010 (d)(f)	$ 16,500	15,840
American Oriental Bioengineering Inc (a)	422,600	2,582
Neuro-Hitech Inc - Warrants (a)(d)(e)	125,000	-	Appliances (0.47%)
Neuro-Hitech Inc (a)	250,000	35	ALH Finance LLC/ALH Finance Corp

			8.50%, 1/15/2013	8,250	6,435
		2,617

REITS - Healthcare (0.08%)			Applications Software (1.09%)
Omega Healthcare Investors Inc	71,700	1,081	SS&C Technologies Inc
			11.75%, 12/ 1/2013	16,000	15,040
Satellite Telecommunications (0.02%)
ICO Global Communications Holdings Ltd (a)	189,757	311	Auto - Medium & Heavy Duty Trucks (0.81%)
			New Flyer Industries Ltd
Special Purpose Entity (0.03%)			14.00%, 8/19/2020 (d)(e)(f)	13,600	11,171
Adelphia Recovery Trust (a)(e)	2,437,336	341
Adelphia Recovery Trust (a)	5,641,292	85	Auto/Truck Parts & Equipment - Original (0.75%)
Neoview Holdings Inc - Warrants (a)(d)(e)	120,000	-	Accuride Corp

			8.50%, 2/ 1/2015	26,000	10,400
		426

Therapeutics (0.00%)			Beverages - Wine & Spirits (1.08%)
Vion Pharmaceuticals Inc - Warrants (a)(e)	130,000	-	Beverages & More Inc
Vion Pharmaceuticals Inc (a)	50,938	20	9.25%, 3/ 1/2012 (f)	17,500	14,875

Transport - Marine (0.26%)			Cable TV (0.03%)
Teekay LNG Partners LP	197,000	3,546	Adelphia Communications Corp
			0.00%, 6/15/2011 (a)	5,650	141
			Frontiervision
			0.00%, 9/15/2010 (a)(e)	9,250	278

See accompanying notes

228

Schedule of Investments
High Yield Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (continued)			Electric - Integrated (4.36%)
Frontiervision Operating PRT			CILCORP Inc
0.00%, 10/15/2010 (a)(e)	$ 7,250 $	-	9.38%, 10/15/2029	$ 3,000 $	3,690

		419	Commonwealth Edison Co

			6.95%, 7/15/2018	6,700	5,582
Casino Hotels (0.58%)
			Duquesne Light Holdings Inc
MGM Mirage			5.50%, 8/15/2015	20,000	15,994
13.00%, 11/15/2013 (f)(g)	9,000	8,010
			Energy Future Holdings Corp
			5.55%, 11/15/2014	1	1
Casino Services (0.97%)
			Mirant Americas Generation LLC
OED Corp/Diamond Jo LLC
			8.50%, 10/ 1/2021	32,500	22,750
8.75%, 4/15/2012	19,250	13,331
			Sierra Pacific Resources
			6.75%, 8/15/2017	15,500	12,191
Commercial Banks (0.31%)
KeyBank NA			TECO Energy Inc
7.41%, 5/ 6/2015	6,000	4,326	7.50%, 6/15/2010	1	1

					60,209

Commercial Services (3.76%)			Electronics - Military (1.82%)
ARAMARK Corp			L-3 Communications Corp
8.50%, 2/ 1/2015	37,000	31,635	5.88%, 1/15/2015	19,000	15,580
Ceridian Corp			6.38%, 10/15/2015	11,500	9,545

11.25%, 11/15/2015 (f)	32,500	20,231

					25,125

		51,866

			Finance - Commercial (1.37%)
Containers - Metal & Glass (1.58%)
			CIT Group Inc
Crown Americas LLC / Crown Americas			2.94%, 3/12/2010 (h)	5,000	3,463
Capital Corp
7.75%, 11/15/2015	12,000	10,470	3.80%, 7/28/2011 (h)	21,000	11,217
Crown Cork & Seal Co Inc			5.00%, 2/13/2014	8,000	4,163

8.00%, 4/15/2023	5,500	4,070			18,843

7.38%, 12/15/2026	10,500	7,245	Finance - Credit Card (0.91%)

		21,785	Discover Financial Services

			6.45%, 6/12/2017	20,000	12,592
Containers - Paper & Plastic (1.30%)
Graphic Packaging International Inc
			Finance - Leasing Company (0.13%)
8.50%, 8/15/2011	21,500	17,952
			DVI Inc
			0.00%, 2/ 1/2004 (a)(d)(e)	8,575	1,029
Cruise Lines (1.57%)
Royal Caribbean Cruises Ltd			0.00%, 2/ 1/2004 (a)(d)(e)	6,850	822

8.75%, 2/ 2/2011	14,000	12,040			1,851

7.25%, 3/15/2018	15,000	9,600	Finance - Mortgage Loan/Banker (2.21%)

		21,640	Freddie Mac

			4.63%, 10/25/2012	30,000	30,559
Dialysis Centers (2.26%)
DaVita Inc
			Food - Miscellaneous/Diversified (0.91%)
6.63%, 3/15/2013	35,500	31,151
			B&G Foods Inc
			8.00%, 10/ 1/2011	9,000	7,650
Diversified Banking Institutions (3.23%)
Bank of America Corp			12.00%, 10/30/2016 (e)	620	4,963

8.00%, 12/29/2049 (h)	37,500	28,077			12,613

JP Morgan Chase & Co			Independent Power Producer (0.33%)
7.90%, 4/29/2049 (h)	20,300	16,452	NRG Energy Inc

		44,529	7.38%, 2/ 1/2016	2	2

Electric - Generation (0.00%)			Reliant Energy Inc
AES Corp/The			6.75%, 12/15/2014	5,250	4,574

8.75%, 5/15/2013 (f)	1	1			4,576

See accompanying notes

229

Schedule of Investments
High Yield Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - Drugs (1.55%)			Pipelines (continued)
Elan Finance PLC/Elan Finance Corp			Energy Maintenance Services Group LLC
7.75%, 11/15/2011	$ 17,500 $	11,637	11.50%, 3/ 1/2014 (d)(e)	$ 12,298 $	9,346
8.88%, 12/ 1/2013	15,500	9,765	Energy Maintenance Services Group LLC -

		21,402	Rights

			0.00%, 3/ 1/2014 (a)(d)(e)	-	-

Medical - HMO (2.03%)					43,123

Multiplan Inc
10.38%, 4/15/2016 (f)	30,500	28,060	Publishing - Periodicals (1.76%)
			Nielsen Finance LLC / Nielsen Finance Co
Medical - Hospitals (6.06%)			10.00%, 8/ 1/2014	33,500	24,288
HCA Inc
9.25%, 11/15/2016	13,500	11,475	Radio (0.58%)
7.50%, 11/ 6/2033	16,000	9,120	Sirius Satellite Radio Inc
			9.63%, 8/ 1/2013	26,000	8,060
HCA Inc/DE
6.50%, 2/15/2016	10,000	5,875
			Regional Banks (4.99%)
IASIS Healthcare LLC / IASIS Capital Corp
8.75%, 6/15/2014	33,750	26,662	Keycorp
			6.50%, 5/14/2013	3,000	2,641
Tenet Healthcare Corp
9.25%, 2/ 1/2015 (h)	37,000	30,525	Wachovia Corp

			7.98%, 2/28/2049 (h)	55,500	41,918
		83,657

			Wells Fargo Capital XV
MRI - Medical Diagnostic Imaging (2.24%)			9.75%, 12/29/2049 (h)	25,000	24,250

Alliance Imaging Inc					68,809

7.25%, 12/15/2012	36,000	30,960
			REITS - Healthcare (0.60%)
Non-Hazardous Waste Disposal (2.43%)			Omega Healthcare Investors Inc
			7.00%, 4/ 1/2014	10,000	8,300
Allied Waste North America Inc
7.88%, 4/15/2013	14,000	13,020
			REITS - Office Property (0.71%)
6.88%, 6/ 1/2017	23,500	20,445

			Reckson Operating Partnership LP
		33,465	6.00%, 3/31/2016	13,000	9,788

Oil Company - Exploration & Production (1.43%)
Chesapeake Energy Corp			Rental - Auto & Equipment (0.00%)
6.88%, 1/15/2016	14,000	11,235	United Rentals North America Inc
6.50%, 8/15/2017	11,500	8,467	6.50%, 2/15/2012	1	1

		19,702

			Retail - Automobile (1.95%)
Oil Refining & Marketing (1.50%)			Asbury Automotive Group Inc
Tesoro Corp			8.00%, 3/15/2014	13,250	6,625
6.63%, 11/ 1/2015	30,500	20,740	7.63%, 3/15/2017	3,500	1,540
			Penske Auto Group Inc
Pharmacy Services (1.46%)			7.75%, 12/15/2016	19,500	9,311
Omnicare Inc			Sonic Automotive Inc
6.13%, 6/ 1/2013	12,350	10,127	8.63%, 8/15/2013	20,500	9,430

6.88%, 12/15/2015	13,000	10,010			26,906

		20,137

			Retail - Regional Department Store (1.73%)
Physical Therapy & Rehabilitation Centers (2.39%)			Neiman Marcus Group Inc/The
Healthsouth Corp			10.38%, 10/15/2015	36,000	23,940
10.75%, 6/15/2016	36,500	33,032
			Retail - Sporting Goods (0.99%)
Pipelines (3.12%)			Remington Arms Co Inc
Dynegy Holdings Inc			10.50%, 2/ 1/2011	18,500	13,690
8.38%, 5/ 1/2016	32,000	23,680
El Paso Natural Gas Co
8.38%, 6/15/2032	12,500	10,097

See accompanying notes

230

Schedule of Investments
High Yield Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Savings & Loans - Thrifts (0.01%)			Medical - HMO (continued)
Washington Mutual Bank/Henderson NV			Multiplan Inc, Term Loan C
0.00%, 6/15/2011 (a)	$ 3,500 $	17	5.63%, 4/12/2013 (h)	$ 2,874 $	2,127

0.00%, 1/15/2013 (a)	3,000	15			6,107

0.00%, 1/15/2015 (h)	2,000	10
			TOTAL SENIOR FLOATING RATE INTERESTS	$ 30,763

Washington Mutual Preferred Funding LLC
0.00%, 10/29/2049 (a)(f)	34,000	43	CONVERTIBLE BONDS (7.09%)

		85	Agricultural Chemicals (0.26%)

			Sinofert Holdings Ltd
Sovereign (3.25%)
			0.00%, 8/ 7/2011 (a)	24,000	3,592
Brazilian Government International Bond
12.50%, 1/ 5/2016	43,600	17,711
			Food - Catering (1.69%)
12.50%, 1/ 5/2022	14,500	5,488	FU JI Food and Catering Services Holdings Ltd
Mexican Bonos			0.00%, 11/ 9/2009 (a)	46,500	5,326
8.00%, 12/19/2013	288,474	21,688	0.00%, 10/18/2010 (a)	220,000	18,016

		44,887			23,342

Special Purpose Entity (6.33%)			Footwear & Related Apparel (0.89%)
CCM Merger Inc			Iconix Brand Group Inc
8.00%, 8/ 1/2013 (f)	26,500	15,635	1.88%, 6/30/2012	24,500	12,250
CDX North America High Yield
8.88%, 6/29/2013 (f)	30,000	24,900	Medical - Biomedical/Gene (0.02%)
ISA Capital do Brasil SA			Cell Therapeutics Inc
8.80%, 1/30/2017 (f)	16,500	11,880	4.00%, 7/ 1/2010	5,000	250
TRAINS HY-1-2006
2.18%, 5/ 1/2016 (e)	40,590	33,078	Pharmacy Services (0.24%)
UCI Holdco Inc			Omnicare Inc
10.32%, 12/15/2013 (h)	4,897	1,861	3.25%, 12/15/2035	7,000	3,378

		87,354

			Retail - Automobile (0.26%)
Telecommunication Services (1.11%)
			Asbury Automotive Group Inc
Qwest Corp
			3.00%, 9/15/2012	7,500	3,609
8.88%, 3/15/2012 (h)	17,500	15,312

			Retail - Regional Department Store (0.31%)
Transactional Software (0.46%)
			Golden Eagle Retail Group Ltd
Open Solutions Inc
			0.00%, 10/23/2011 (a)	38,000	4,297
9.75%, 2/ 1/2015 (f)	15,000	6,375

			Semiconductor Component - Integrated Circuits (0.16%)
Transport - Services (0.78%)
			Jazz Technologies Inc
Trailer Bridge Inc
			8.00%, 12/31/2011 (f)	6,000	2,153
9.25%, 11/15/2011	14,000	10,745

TOTAL BONDS	$ 1,137,957		Therapeutics (2.88%)

SENIOR FLOATING RATE INTERESTS (2.23%)			CV Therapeutics Inc
Commercial Services (1.79%)			2.75%, 5/16/2012	5,000	3,356
Quintiles Transnational, Term Loan Lien 1			3.25%, 8/16/2013	48,900	35,330
5.77%, 3/31/2013 (h)	28,691	22,881	Vion Pharmaceuticals Inc
Quintiles Transnational, Term Loan Lien 2			7.75%, 2/15/2012 (f)	2,500	563
7.77%, 3/31/2014 (h)	2,500	1,775	7.75%, 2/15/2012	2,000	450

		24,656			39,699

Medical - HMO (0.44%)			Transport - Marine (0.38%)
Multiplan Inc, Term Loan B			Horizon Lines Inc
5.63%, 4/12/2013 (h)	5,379	3,980	4.25%, 8/15/2012	10,000	5,325

			TOTAL CONVERTIBLE BONDS	$ 97,895

See accompanying notes

231

Schedule of Investments
High Yield Fund
October 31, 2008

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Consumer, Non-cyclical	31.39%

			Financial	20.73%
REPURCHASE AGREEMENTS (1.34%)			Consumer, Cyclical	15.13%
Money Center Banks (1.34%)			Industrial	9.16%
Investment in Joint Trading Account; Bank			Energy	6.05%
of America Repurchase Agreement;			Government	5.61%
0.15%; dated 10/31/2008 maturing			Utilities	4.69%
11/03/2008 (collateralized by Sovereign			Communications	3.81%
Agency Issues; $9,548,000; 2.75% -			Technology	1.75%
5.38%; dated 11/28/08 - 02/13/17)	$ 9,270$	9,270	Basic Materials	0.26%
			Other Assets in Excess of Liabilities, Net	1.42%

Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;			TOTAL NET ASSETS	100.00%

0.15%; dated 10/31/2008 maturing			Other Assets Summary (unaudited)

11/03/2008 (collateralized by Sovereign
Agency Issues; $9,548,000; 2.63% -			Asset Type	Percent

4.63%; dated 09/09/09 - 06/12/15)	9,270	9,270	Credit Default Swaps	0.00%

		18,540

TOTAL REPURCHASE AGREEMENTS	$ 18,540

Total Investments	$ 1,360,666
Other Assets in Excess of Liabilities, Net - 1.42%		19,623

TOTAL NET ASSETS - 100.00%	$ 1,380,289

(a) Non-Income Producing Security
(b)	Affiliated Security as defined by the Investment Company Act of 1940
(the Fund controls 5.0% or more of the outstanding voting shares of the security).
(c) Affiliated Security
(d) Security is Illiquid
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $61,028 or 4.42% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $159,737 or 11.57% of net assets.
(g)	Security purchased on a when-issued basis.
(h)	Variable Rate. Rate shown is in effect at October 31, 2008.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,744
Unrealized Depreciation		(514,265)

Net Unrealized Appreciation (Depreciation)		(508,521)
Cost for federal income tax purposes		1,869,187
All dollar amounts are shown in thousands (000's)

See accompanying notes

232

Schedule of Investments
High Yield Fund
October 31, 2008

Credit Default Swaps

Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

UBS AG	CDX.NA.HY.11			Sell	5.00%	12/20/2013 $	30,000 $	9

All dollar amounts are shown in thousands (000's)
Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,003,300 $	15,739	650,000	$ 7,319	-	$ -	2,653,300 $	23,058
Student Transportation of America Inc	968,000	9,121	155,000	1,328	-	-	1,123,000	10,449

	$ 24,860			$ 8,647		$ -	$ 33,507

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 867			$ -		$ -
Student Transportation of America Inc			1,055		-			-

	$ 1,922			$ -		$ -

See accompanying notes

233

Schedule of Investments
Income Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.18%)			BONDS (continued)
Cable TV (0.17%)			Casino Hotels (continued)
Time Warner Cable Inc (a)	80,164 $	1,570	MGM Mirage
			13.00%, 11/15/2013 (d)(f)	$ 9,000 $	8,010

Special Purpose Entity (0.01%)					13,874

Adelphia Recovery Trust (a)(b)	658,740	92

			Casino Services (0.90%)
TOTAL COMMON STOCKS	$ 1,662		OED Corp/Diamond Jo LLC

PREFERRED STOCKS (0.05%)			8.75%, 4/15/2012	12,000	8,310
Finance - Investment Banker & Broker (0.00%)
			Cellular Telecommunications (0.85%)
Lehman Brothers Holdings Inc	280,000	2
			Vodafone Group PLC
			7.75%, 2/15/2010	8,000	7,778
Finance - Mortgage Loan/Banker (0.05%)
Freddie Mac 8.38%; Series Z	300,000	465

			Commercial Banks (1.16%)
TOTAL PREFERRED STOCKS	$ 467		US Bank NA/Cincinnati OH

	Principal		6.38%, 8/ 1/2011	5,000	4,949
	Amount	Value	4.95%, 10/30/2014	6,000	5,676

	(000's)	(000's)			10,625

BONDS (70.93%)
			Containers - Paper & Plastic (0.42%)
Aerospace & Defense (0.32%)			Sealed Air Corp
Lockheed Martin Corp			5.63%, 7/15/2013 (d)	4,000	3,857
7.75%, 5/ 1/2026	$ 3,000	2,900
			Cruise Lines (0.95%)
Auto - Medium & Heavy Duty Trucks (0.63%)			Royal Caribbean Cruises Ltd
New Flyer Industries Ltd			8.75%, 2/ 2/2011	4,000	3,440
14.00%, 8/19/2020 (b)(c)(d)	7,000	5,749
			6.88%, 12/ 1/2013	6,000	4,020
			7.25%, 3/15/2018	2,000	1,280

Cable TV (3.11%)
Comcast Cable Communications Inc					8,740

7.13%, 6/15/2013	7,000	6,659	Diversified Banking Institutions (6.42%)
Comcast Cable Communications LLC			Bank of America Corp
6.20%, 11/15/2008	550	550	5.42%, 3/15/2017	5,000	3,800
Comcast Cable Holdings LLC			6.80%, 3/15/2028	670	519
7.88%, 8/ 1/2013	2,000	1,946	8.00%, 12/29/2049 (g)	4,000	2,995
Comcast Corp			8.13%, 12/29/2049 (g)	7,000	5,425
6.95%, 8/15/2037	3,000	2,446
			Citigroup Inc
COX Communications Inc			5.85%, 8/ 2/2016	12,000	10,418
6.75%, 3/15/2011	8,000	7,780
			8.40%, 4/29/2049	2,000	1,390
6.45%, 12/ 1/2036 (d)	4,000	2,822
			Goldman Sachs Group Inc/The
Frontiervision			6.60%, 1/15/2012	10,000	9,452
0.00%, 9/15/2010 (a)(b)	2,500	75
			5.35%, 1/15/2016	2,000	1,644
Frontiervision Operating PRT
			JP Morgan Chase & Co
0.00%, 10/15/2010 (a)(b)	2,000	-
			5.13%, 9/15/2014	12,000	10,681
Time Warner Cable Inc
			7.90%, 4/29/2049 (g)	5,000	4,052
6.55%, 5/ 1/2037	6,000	4,569
			Morgan Stanley
7.30%, 7/ 1/2038	2,000	1,673

			4.75%, 4/ 1/2014	5,000	3,556
		28,520

			6.25%, 8/ 9/2026	7,000	5,018

Casino Hotels (1.51%)					58,950

Harrah's Operating Co Inc
6.50%, 6/ 1/2016	6,000	945	Electric - Integrated (12.61%)
			Arizona Public Service Co
Mandalay Resort Group
			6.50%, 3/ 1/2012	5,000	4,604
7.00%, 11/15/2036 (e)	5,000	4,919
			Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	8,890

See accompanying notes

234

Schedule of Investments
Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker (2.29%)
Exelon Generation Co LLC			Jefferies Group Inc
6.20%, 10/ 1/2017	$ 9,000 $	7,134	7.75%, 3/15/2012	$ 7,500 $	7,142
Florida Power Corp			6.25%, 1/15/2036	5,000	3,302
5.90%, 3/ 1/2033	8,000	6,649	Merrill Lynch & Co Inc
6.35%, 9/15/2037	2,000	1,749	6.00%, 2/17/2009	5,000	4,966
Illinois Power Co			5.00%, 1/15/2015	3,000	2,484
7.50%, 6/15/2009	9,000	9,025	6.50%, 7/15/2018	2,000	1,723
Metropolitan Edison Co			6.75%, 6/ 1/2028	2,000	1,434

4.95%, 3/15/2013	7,000	6,341			21,051

Mirant Americas Generation LLC
8.50%, 10/ 1/2021	15,000	10,500	Finance - Leasing Company (0.11%)
Nisource Finance Corp			DVI Inc
6.15%, 3/ 1/2013	5,000	4,090	0.00%, 2/ 1/2004 (a)(b)(c)	8,125	975
5.40%, 7/15/2014	5,000	3,852	0.00%, 2/ 1/2004 (a)(b)(c)	400	48

5.25%, 9/15/2017	2,000	1,361			1,023

Ohio Edison Co			Food - Miscellaneous/Diversified (1.11%)
5.45%, 5/ 1/2015	5,000	4,233	Corn Products International Inc
Oncor Electric Delivery Co			8.45%, 8/15/2009	10,200	10,220
7.00%, 9/ 1/2022	11,000	8,793
Pacific Gas & Electric Co			Food - Retail (0.55%)
4.20%, 3/ 1/2011	10,250	9,766	Safeway Inc
6.05%, 3/ 1/2034	2,000	1,526	7.50%, 9/15/2009	5,000	5,013
Pacificorp
4.95%, 8/15/2014	7,500	6,735	Forestry (0.11%)
5.25%, 6/15/2035	5,000	3,563	Weyerhaeuser Co
PPL Energy Supply LLC			7.38%, 3/15/2032	1,500	1,029
6.40%, 11/ 1/2011	5,000	4,795
Southwestern Electric Power Co			Gas - Distribution (0.92%)
5.38%, 4/15/2015	6,500	5,343	Sempra Energy
Texas-New Mexico Power Co			6.00%, 2/ 1/2013	9,000	8,480
6.25%, 1/15/2009	6,845	6,821

			Medical - Drugs (0.45%)
		115,770

			Elan Finance PLC/Elan Finance Corp
Electronics - Military (0.11%)			7.75%, 11/15/2011	6,250	4,156
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	1,000	979	Medical - Hospitals (1.78%)
			HCA Inc
Finance - Commercial (0.49%)			9.25%, 11/15/2016	6,000	5,100
CIT Group Inc			7.50%, 11/ 6/2033	1,700	969
5.00%, 2/ 1/2015	2,000	1,017	Tenet Healthcare Corp
5.40%, 1/30/2016	7,000	3,455	6.38%, 12/ 1/2011	12,000	10,320

		4,472			16,389

Finance - Consumer Loans (0.45%)			Medical - Wholesale Drug Distribution (1.05%)
American General Finance Corp			Cardinal Health Inc
4.63%, 5/15/2009	6,500	4,122	6.75%, 2/15/2011	10,000	9,661

Finance - Credit Card (0.75%)			Metal - Diversified (1.04%)
FIA Card Services NA			Xstrata Canada Corp
7.13%, 11/15/2012 (d)	5,000	4,875	6.00%, 10/15/2015	12,000	9,543
MBNA Corp
7.50%, 3/15/2012	2,000	1,981

		6,856

See accompanying notes

235

Schedule of Investments
Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
MRI - Medical Diagnostic Imaging (1.12%)			Pipelines (continued)
Alliance Imaging Inc			Energy Maintenance Services Group LLC -
7.25%, 12/15/2012	$ 12,000 $	10,320	Rights
			0.00%, 3/ 1/2014 (a)(b)(c)	$ 48 $	1
Multi-Line Insurance (0.57%)			Enterprise Products Operating LP
Farmers Insurance Exchange			6.38%, 2/ 1/2013	2,500	2,275
6.00%, 8/ 1/2014 (d)	6,000	5,233	Express Pipeline LP
			7.39%, 12/31/2017 (d)	4,514	5,166
Multimedia (1.19%)			Southern Natural Gas Co
Historic TW Inc			8.00%, 3/ 1/2032	4,000	3,090
9.15%, 2/ 1/2023	5,260	4,883	Tennessee Gas Pipeline Co
News America Inc			8.38%, 6/15/2032	2,000	1,615
6.40%, 12/15/2035	8,000	6,055	TransCanada Pipelines Ltd

		10,938	7.25%, 8/15/2038	7,000	5,549

					34,665

Non-Hazardous Waste Disposal (1.72%)
Allied Waste North America Inc			Publishing - Books (1.12%)
7.88%, 4/15/2013	1,000	930	Reed Elsevier Capital Inc
7.25%, 3/15/2015	9,000	8,010	6.75%, 8/ 1/2011	10,000	10,327
Waste Management Inc
6.88%, 5/15/2009	3,450	3,474	Regional Banks (2.72%)
7.38%, 8/ 1/2010	3,500	3,343	Bank One Corp

		15,757	10.00%, 8/15/2010	400	417

			FleetBoston Financial Corp
Oil Company - Exploration & Production (0.80%)			6.88%, 1/15/2028	995	814
OPTI Canada Inc			Wachovia Corp
7.88%, 12/15/2014	6,000	3,600	7.98%, 2/28/2049 (g)	15,000	11,329
XTO Energy Inc			Wells Fargo & Co
6.75%, 8/ 1/2037	5,000	3,705	4.63%, 4/15/2014	11,000	10,032

		7,305	Wells Fargo Capital XV

Oil Company - Integrated (1.52%)			9.75%, 12/29/2049 (g)	2,500	2,425

Petro-Canada					25,017

4.00%, 7/15/2013	3,000	2,551	Reinsurance (0.23%)
9.25%, 10/15/2021	8,500	8,023	Aspen Insurance Holdings Ltd
6.80%, 5/15/2038	5,000	3,366	6.00%, 8/15/2014	2,500	2,145

		13,940

			REITS - Healthcare (3.50%)
Oil Refining & Marketing (0.38%)
			HCP Inc
Tesoro Corp			6.45%, 6/25/2012	3,000	2,734
6.25%, 11/ 1/2012	4,600	3,519
			6.00%, 3/ 1/2015	1,750	1,385
Pharmacy Services (0.31%)			7.07%, 6/ 8/2015	2,250	1,891
Omnicare Inc			Health Care REIT Inc
6.13%, 6/ 1/2013	3,500	2,870	6.00%, 11/15/2013	8,000	6,873
			6.20%, 6/ 1/2016	3,000	2,369
Physical Therapy & Rehabilitation Centers (0.84%)			Healthcare Realty Trust Inc
Healthsouth Corp			8.13%, 5/ 1/2011	7,500	7,708
10.75%, 6/15/2016	8,500	7,692	5.13%, 4/ 1/2014	1,000	849
			Nationwide Health Properties Inc
Pipelines (3.78%)			6.00%, 5/20/2015	12,000	8,327

El Paso Natural Gas Co					32,136

7.50%, 11/15/2026	10,000	7,622
			REITS - Office Property (0.94%)
Energy Maintenance Services Group LLC
11.50%, 3/ 1/2014 (b)(c)	12,299	9,347	Arden Realty LP
			5.20%, 9/ 1/2011	3,000	2,843

See accompanying notes

236

Schedule of Investments
Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Office Property (continued)			Transport - Services (1.00%)
Arden Realty LP (continued)			Trailer Bridge Inc
5.25%, 3/ 1/2015	$ 7,000 $	5,824	9.25%, 11/15/2011	$ 12,000 $	9,210

		8,667	TOTAL BONDS	$ 651,300

REITS - Shopping Centers (0.96%)			SENIOR FLOATING RATE INTERESTS (0.20%)
Developers Diversified Realty Corp			Commercial Services (0.20%)
4.63%, 8/ 1/2010	10,000	8,797	Quintiles Transnational, Term Loan Lien 2
			7.77%, 3/31/2014 (g)	2,500	1,775

REITS - Storage (0.98%)
			TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,775

Shurgard Storage Centers LLC
5.88%, 3/15/2013	9,000	8,985	CONVERTIBLE BONDS (2.27%)
			Containers - Paper & Plastic (0.67%)
Retail - Regional Department Store (0.72%)			Sealed Air Corp
Neiman Marcus Group Inc/The			3.00%, 6/30/2033 (d)(g)	7,250	6,153
10.38%, 10/15/2015	10,000	6,650
			Pharmacy Services (0.26%)
Savings & Loans - Thrifts (0.00%)			Omnicare Inc
Washington Mutual Preferred Funding LLC			3.25%, 12/15/2035	5,000	2,413
0.00%, 10/29/2049 (a)(d)(e)	7,000	9
			Therapeutics (1.34%)
Special Purpose Entity (1.81%)			CV Therapeutics Inc
CCM Merger Inc			3.25%, 8/16/2013	17,000	12,282

8.00%, 8/ 1/2013 (d)	11,000	6,490	TOTAL CONVERTIBLE BONDS	$ 20,848

CDX North America High Yield
7.63%, 6/29/2012 (d)	11,760	10,172	U.S. GOVERNMENT & GOVERNMENT AGENCY

			OBLIGATIONS (25.34%)
		16,662

			Federal Home Loan Mortgage Corporation
Telecommunication Equipment - Fiber Optics (1.16%)			(FHLMC) (14.85%)
			5.50%, 11/ 1/2017	3,531	3,539
Corning Inc
5.90%, 3/15/2014	12,000	10,607	5.50%, 1/ 1/2018	1,144	1,147
			6.50%, 1/ 1/2029	367	376
Telecommunication Services (1.73%)			6.50%, 5/ 1/2029	468	479
Qwest Corp			6.50%, 6/ 1/2029	331	338
8.88%, 3/15/2012 (g)	8,000	7,000	6.50%, 6/ 1/2029	1,026	1,049
Telus Corp			6.50%, 8/ 1/2029	419	428
8.00%, 6/ 1/2011	9,000	8,845

			6.00%, 3/ 1/2031	329	330
		15,845

			5.50%, 5/ 1/2031	1,716	1,680
Telephone - Integrated (0.54%)			7.00%, 1/ 1/2032	546	561
Deutsche Telekom International Finance BV			6.00%, 5/ 1/2032	1,931	1,935
8.50%, 6/15/2010 (g)	5,000	4,925	5.00%, 5/ 1/2033	13,479	12,786
			4.50%, 8/ 1/2033	10,185	9,261
Toys (0.12%)
			4.50%, 8/ 1/2033	8,959	8,147
Mattel Inc
7.30%, 6/13/2011	1,000	1,072	4.50%, 8/ 1/2033	14,432	13,123
			5.50%, 6/ 1/2035	17,229	16,823
Transport - Rail (1.08%)			5.00%, 11/ 1/2035	15,847	15,012
Norfolk Southern Corp			5.50%, 1/ 1/2036	18,790	18,347
6.20%, 4/15/2009	5,000	4,983	5.50%, 4/ 1/2036	15,762	15,383
Union Pacific Corp			6.00%, 6/ 1/2038	15,652	15,633

3.88%, 2/15/2009	5,000	4,957			136,377

		9,940

			Federal National Mortgage Association (FNMA) (5.07%)
			7.45%, 6/ 1/2016	141	147
			5.00%, 1/ 1/2018	3,402	3,353
			6.50%, 9/ 1/2028	93	96

See accompanying notes

237

Schedule of Investments
Income Fund
October 31, 2008

	Principal
	Amount	Value	(a) Non-Income Producing Security
	(000's)	(000's)	(b)	Market value is determined in accordance with procedures established in

			good faith by the Board of Directors. At the end of the period, the value
U.S. GOVERNMENT & GOVERNMENT AGENCY			of these securities totaled $16,287 or 1.77% of net assets.
OBLIGATIONS (continued)			(c) Security is Illiquid
Federal National Mortgage Association (FNMA)
			(d)	Security exempt from registration under Rule 144A of the Securities Act
(continued)
6.50%, 11/ 1/2028	$ 106 $	109	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
7.00%, 1/ 1/2030	33	34	indicated, these securities are not considered illiquid. At the end of the
6.50%, 5/ 1/2031	384	392	period, the value of these securities totaled $58,536 or 6.37% of net
6.00%, 4/ 1/2032	1,076	1,080	assets.
6.50%, 4/ 1/2032	1,244	1,269	(e)	Security or a portion of the security was on loan at the end of the period.
			(f) Security purchased on a when-issued basis.
6.50%, 5/ 1/2032	1,217	1,242
			(g) Variable Rate. Rate shown is in effect at October 31, 2008.
5.00%, 10/ 1/2032	3,647	3,465
			(h)	Security was purchased with the cash proceeds from securities loans.
5.50%, 3/ 1/2033	5,096	4,990
5.50%, 6/ 1/2033	14,786	14,494
			Unrealized Appreciation (Depreciation)
5.50%, 2/ 1/2035	16,261	15,904	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

		46,575	of investments held by the fund as of the period end were as follows:

Government National Mortgage Association
(GNMA) (0.29%)			Unrealized Appreciation	$ 3,808
7.00%, 6/20/2031	271	276	Unrealized Depreciation	(171,674)

6.00%, 5/20/2032 (g)	2,387	2,393	Net Unrealized Appreciation (Depreciation)	(167,866)

		2,669	Cost for federal income tax purposes	1,083,244

			All dollar amounts are shown in thousands (000's)
U.S. Treasury (5.13%)
4.50%, 2/15/2036	17,000	17,315
			Portfolio Summary (unaudited)

5.00%, 5/15/2037	15,000	16,521
			Sector	Percent

4.38%, 2/15/2038	3,000	3,009
			Financial	24.12%
4.50%, 5/15/2038	10,000	10,221	Mortgage Securities	20.21%

		47,066	Utilities	13.53%

			Communications	9.86%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Consumer, Non-cyclical	9.02%
AGENCY OBLIGATIONS	$ 232,687		Energy	6.47%

REPURCHASE AGREEMENTS (0.72%)			Industrial	5.31%
			Government	5.18%
Money Center Banks (0.72%)			Consumer, Cyclical	4.84%
BNP Paribas Securities Corporation			Basic Materials	1.15%
Repurchase Agreement; 0.20% dated			Other Assets in Excess of Liabilities, Net	0.31%

10/31/08 maturing 11/03/08 (collateralized			TOTAL NET ASSETS	100.00%

by U.S. Government Agency Issues;

$1,509,000; 0.00% - 6.25%; dated
12/23/08 - 07/13/37) (h)	$ 1,497$	1,497
Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $2,648,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	2,571	2,571
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $2,648,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	2,571	2,571

		6,639

TOTAL REPURCHASE AGREEMENTS	$ 6,639

Total Investments	$ 915,378
Other Assets in Excess of Liabilities, Net - 0.31%		2,873

TOTAL NET ASSETS - 100.00%	$ 918,251

See accompanying notes

238

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (55.90%)			BONDS (continued)
Appliances (0.12%)			Asset Backed Securities (continued)
Whirlpool Corp			SACO I Inc
3.32%, 6/15/2009 (a)(b)	$ 500 $	499	3.40%, 9/25/2036 (a)	$ 892 $	180
			SLM Student Loan Trust
Asset Backed Securities (7.86%)			2.97%, 6/15/2016 (a)(b)(d)	37	36
Ameriquest Mortgage Securities Inc			2.88%, 3/15/2017 (a)(b)	1,136	1,094
3.57%, 4/25/2034 (a)	380	311	Swift Master Auto Receivables Trust
Argent Securities Inc			4.66%, 6/15/2012 (a)	1,400	1,222

3.38%, 4/25/2036 (a)(b)	570	554			32,050

3.41%, 7/25/2036 (a)	3,000	2,155
			Auto - Car & Light Trucks (0.93%)
Carrington Mortgage Loan Trust
3.49%, 12/25/2035 (a)(b)	215	207	Daimler Finance North America LLC
			3.25%, 3/13/2009 (a)(b)	1,500	1,427
3.54%, 12/25/2035 (a)	250	228
			Daimler North America Corp
Citigroup Mortgage Loan Trust Inc
			3.17%, 3/13/2009 (a)(b)	2,500	2,351

3.41%, 3/25/2037 (a)	2,000	1,720
					3,778

Countrywide Asset-Backed Certificates
4.38%, 12/25/2032 (a)	78	58	Automobile Sequential (2.18%)
3.63%, 2/25/2036 (a)(b)	270	259	AmeriCredit Automobile Receivables Trust
3.51%, 3/25/2036 (a)	1,538	1,316	4.07%, 4/ 6/2012 (a)(b)	900	857
3.42%, 2/25/2037 (a)	4,000	2,724	AmeriCredit Prime Automobile Receivable Trust
3.76%, 2/25/2037 (a)	3,000	272	4.47%, 2/ 8/2009 (a)(b)	429	425
3.43%, 6/25/2037 (a)	2,000	1,164	Capital Auto Receivables Asset Trust
			4.59%, 10/15/2009 (a)(b)	418	417
3.39%, 11/25/2037 (a)	2,670	2,188
			4.79%, 3/15/2010 (a)(b)	1,470	1,457
Countrywide Home Equity Loan Trust
4.80%, 2/15/2036 (a)	380	287	Capital One Auto Finance Trust
			4.57%, 7/15/2011 (a)(b)	577	555
Fannie Mae Grantor Trust
3.40%, 4/25/2035 (a)	174	169	4.60%, 10/15/2012 (a)(b)	3,480	3,197
3.42%, 6/25/2035 (a)	5	5	Ford Credit Auto Owner Trust
			5.30%, 6/15/2012	300	259
Fannie Mae Whole Loan
3.56%, 11/25/2033 (a)(b)	8	8	Hyundai Auto Receivables Trust
			4.96%, 1/17/2012 (a)(b)	1,800	1,734

First Franklin Mortgage Loan Asset Backed
Certificates					8,901

3.50%, 11/25/2035 (a)(b)	1,333	1,301
			Beverages - Wine & Spirits (0.39%)
First Horizon Asset Backed Trust			Diageo Finance BV
3.39%, 10/25/2026 (a)	719	493	3.88%, 3/30/2009 (a)(b)	1,585	1,585
First-Citizens Home Equity Loan LLC
4.77%, 9/15/2022 (a)(c)	783	612	Brewery (0.31%)
Ford Credit Floorplan Master Owner Trust			SABMiller PLC
5.01%, 6/15/2011 (a)(b)	500	476	4.18%, 7/ 1/2009 (a)(b)(c)	1,250	1,247
GMAC Mortgage Corp Loan Trust
3.47%, 11/25/2036 (a)	1,230	492	Building Products - Cement & Aggregate (0.67%)
Indymac Residential Asset Backed Trust			Martin Marietta Materials Inc
3.45%, 4/25/2037 (a)	4,300	3,672	3.62%, 4/30/2010 (a)(b)	2,850	2,752
JP Morgan Mortgage Acquisition Corp
3.39%, 11/25/2036 (a)	3,000	1,863	Building Products - Wood (0.61%)
3.41%, 3/25/2037 (a)	2,135	1,577	Masco Corp
3.42%, 5/ 1/2037 (a)	3,000	1,898	3.12%, 3/12/2010 (a)(b)	2,665	2,510
Long Beach Mortgage Loan Trust
3.79%, 6/25/2034 (a)	225	154	Cable TV (0.44%)
3.41%, 7/25/2036 (a)	3,000	1,605	Comcast Corp
			5.12%, 7/14/2009 (a)(b)	1,000	958
3.43%, 12/25/2036 (a)	2,200	947
Merrill Lynch Mortgage Investors Inc
3.49%, 2/25/2037 (a)	2,000	803

See accompanying notes

239

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (continued)			Electric - Integrated (0.90%)
DirecTV Holdings LLC/DirecTV Financing Co			Entergy Gulf States Inc
8.38%, 3/15/2013	$ 900 $	844	3.21%, 12/ 1/2009 (a)(b)	$ 200 $	199

		1,802	Ohio Power Co

			4.39%, 4/ 5/2010 (a)(b)	1,535	1,510
Cellular Telecommunications (0.39%)
			Pepco Holdings Inc
Vodafone Group PLC			3.44%, 6/ 1/2010 (a)	1,150	1,136
3.09%, 2/27/2012 (a)	2,000	1,601
			TECO Energy Inc
			4.80%, 5/ 1/2010 (a)(b)	850	814

Commercial Banks (1.09%)
					3,659

American Express Centurion Bank
4.63%, 11/16/2009 (a)(b)	2,000	1,916	Electronic Components - Miscellaneous (0.17%)
Colonial Bank/Montgomery AL			Jabil Circuit Inc
8.00%, 3/15/2009	400	377	5.88%, 7/15/2010	500	451
HSBC America Capital Trust I			Sanmina-SCI Corp
7.81%, 12/15/2026 (c)	100	88	5.57%, 6/15/2010 (a)(c)	291	262

ICICI Bank Ltd					713

5.29%, 1/12/2010 (a)(b)(c)	500	486
			Electronic Components - Semiconductors (0.20%)
M&I Marshall & Ilsley Bank
3.08%, 12/ 4/2012 (a)	2,000	1,561	National Semiconductor Corp

			3.07%, 6/15/2010 (a)	850	819
		4,428

Computers - Memory Devices (0.45%)			Finance - Auto Loans (0.50%)
Seagate Technology HDD Holdings			American Honda Finance Corp
4.72%, 10/ 1/2009 (a)(b)	2,000	1,845	4.60%, 4/20/2010 (a)(b)(c)	850	848
			Ford Motor Credit Co LLC
Credit Card Asset Backed Securities (1.32%)			7.57%, 1/13/2012 (a)	500	303
American Express Credit Account Master Trust			GMAC LLC
4.79%, 8/15/2011 (a)(b)(c)	1,950	1,927	4.05%, 5/15/2009 (a)	1,000	871

4.81%, 9/15/2011 (a)(b)	1,500	1,481			2,022

4.84%, 3/15/2012 (a)(b)	500	479
			Finance - Commercial (1.09%)
4.67%, 9/15/2014 (a)	1,000	768
			CIT Group Inc
GE Capital Credit Card Master Note Trust			3.76%, 4/27/2011 (a)	1,000	554
4.74%, 3/15/2015 (a)	1,000	734

			3.05%, 2/13/2012 (a)	1,500	797
		5,389

			Textron Financial Corp
Diversified Banking Institutions (0.90%)			2.94%, 2/25/2011 (a)	4,000	3,100

Citigroup Inc					4,451

2.96%, 5/18/2010 (a)	1,400	1,300
			Finance - Consumer Loans (1.62%)
Goldman Sachs Group Inc/The
			HSBC Finance Corp
3.01%, 8/ 5/2011 (a)	1,000	881
			3.81%, 4/24/2012 (a)	4,000	3,520
Morgan Stanley
			John Deere Capital Corp
4.57%, 1/ 9/2012 (a)	1,000	780
			4.93%, 10/16/2009 (a)(b)	2,350	2,357
4.62%, 1/ 9/2014 (a)	1,000	724

			SLM Corp
		3,685	3.02%, 3/15/2011 (a)	1,000	716

Diversified Financial Services (0.61%)					6,593

General Electric Capital Corp			Finance - Investment Banker & Broker (2.16%)
4.64%, 4/10/2012 (a)	3,000	2,488
			Bear Stearns Cos LLC/The
			4.91%, 7/16/2009 (a)(b)	1,500	1,502
Diversified Operations (0.20%)
			3.00%, 11/28/2011 (a)	1,500	1,315
Capmark Financial Group Inc
3.45%, 5/10/2010 (a)	2,000	802	Citigroup Funding Inc
			4.31%, 10/22/2009 (a)(b)	2,800	2,718
			Merrill Lynch & Co Inc
			3.00%, 11/ 1/2011 (a)	2,950	2,454
See accompanying notes

240

Schedule of Investments

Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Home Equity - Other (continued)
(continued)			Wells Fargo Home Equity Trust
Merrill Lynch & Co Inc (continued)			3.55%, 10/25/2035 (a)(c)	$ 187 $	163

3.04%, 6/ 5/2012 (a)	$ 1,000 $	814

					19,442

		8,803

			Home Equity - Sequential (0.45%)
Finance - Leasing Company (0.14%)			BNC Mortgage Loan Trust
International Lease Finance Corp			3.43%, 7/25/2037 (a)	2,271	1,404
3.03%, 5/24/2010 (a)	800	553
			Countrywide Asset-Backed Certificates
			5.51%, 8/25/2036	610	432

Finance - Mortgage Loan/Banker (0.74%)
					1,836

Countrywide Financial Corp
3.42%, 3/24/2009 (a)(b)	2,000	1,962	Investment Companies (0.24%)
3.24%, 5/ 7/2012 (a)	1,000	850	Xstrata Finance Dubai Ltd
Fannie Mae			3.15%, 11/13/2009 (a)(b)(c)	1,000	982
6.74%, 2/17/2009 (a)	200	200

		3,012	Life & Health Insurance (0.37%)

			Lincoln National Corp
Food - Miscellaneous/Diversified (0.34%)			4.32%, 4/ 6/2009 (a)(b)	1,500	1,491
General Mills Inc
4.19%, 1/22/2010 (a)(b)	1,000	989	Machinery - Farm (0.21%)
Kraft Foods Inc			Case New Holland Inc
3.30%, 8/11/2010 (a)	450	412	6.00%, 6/ 1/2009	900	860

		1,401

			Medical - Drugs (0.04%)
Home Equity - Other (4.77%)
			Elan Finance PLC/Elan Finance Corp
ACE Securities Corp
			6.94%, 12/ 1/2013 (a)	250	154
3.47%, 9/25/2035 (a)(b)	95	95

Asset Backed Securities Corp Home Equity			Medical - HMO (0.23%)
3.36%, 7/25/2036 (a)(b)	2,000	1,973
			UnitedHealth Group Inc
Bear Stearns Asset Backed Securities Trust			3.38%, 6/21/2010 (a)	1,000	924
3.42%, 8/25/2036 (a)	400	264

3.45%, 5/25/2037 (a)	4,000	3,083	Medical - Wholesale Drug Distribution (0.24%)
3.44%, 6/25/2047 (a)	2,400	1,890	Cardinal Health Inc
First NLC Trust			4.32%, 10/ 2/2009 (a)(b)	1,000	986
3.56%, 9/25/2035 (a)	1,077	1,032
GMAC Mortgage Corp Loan Trust			Medical Products (1.01%)
5.75%, 10/25/2036	500	402	Angiotech Pharmaceuticals Inc
6.05%, 12/25/2037 (a)	1,580	803	6.56%, 12/ 1/2013 (a)	400	244
GSAA Trust			Hospira Inc
3.40%, 4/25/2047 (a)	3,025	1,897	4.24%, 3/30/2010 (a)(b)	4,000	3,895

HSI Asset Securitization Corp Trust					4,139

3.40%, 1/25/2037 (a)	2,000	1,353
			Mortgage Backed Securities (14.38%)
New Century Home Equity Loan Trust
			Adjustable Rate Mortgage Trust
3.55%, 3/25/2035 (a)	55	42
			3.53%, 8/25/2036 (a)	954	281
Option One Mortgage Loan Trust
			Banc of America Alternative Loan Trust
4.26%, 2/25/2035 (a)	37	8
			3.66%, 6/25/2036 (a)	374	361
3.71%, 3/25/2037 (a)	2,000	289
			Banc of America Commercial Mortgage Inc
Residential Asset Securities Corp			6.85%, 4/15/2036	300	292
3.46%, 5/25/2035 (a)	2	2
			5.31%, 10/10/2045 (a)	1,000	893
3.41%, 9/25/2036 (a)	3,300	2,489
			Banc of America Funding Corp
Soundview Home Equity Loan Trust			4.56%, 7/20/2036 (a)	1,868	499
3.44%, 3/25/2036 (a)	761	686
			3.44%, 4/25/2037 (a)	4,000	1,791
WAMU Asset-Backed Certificates
			Bear Stearns Alt-A Trust
3.43%, 5/25/2037 (a)	2,000	1,462
			3.42%, 11/25/2036 (a)	525	253
3.43%, 7/25/2047 (a)	3,000	1,509

See accompanying notes

241

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bear Stearns Alt-A Trust (continued)			Freddie Mac
3.43%, 4/25/2037 (a)	$ 1,389 $	661	4.89%, 5/15/2017 (a)	$ 413 $	408
Bear Stearns Asset Backed Securities Trust			4.89%, 2/15/2018 (a)	417	410
3.49%, 4/25/2036 (a)	150	102	4.89%, 6/15/2018 (a)	434	427
Bear Stearns Commercial Mortgage Securities			4.84%, 3/15/2023 (a)	258	252
7.00%, 5/20/2030	523	515	5.04%, 6/15/2023 (a)	110	107
Bella Vista Mortgage Trust			4.99%, 7/15/2023 (a)	3,658	3,498
4.05%, 1/22/2045 (a)	1,229	754
			4.94%, 7/15/2028 (a)	535	529
4.53%, 5/20/2045 (a)	953	630
			4.99%, 1/15/2030 (a)	629	609
Chase Mortgage Finance Corp
5.01%, 7/25/2037 (a)	469	429	4.94%, 2/15/2030 (a)	41	42
Citigroup/Deutsche Bank Commercial			4.79%, 4/15/2030 (a)	127	124
Mortgage Trust			4.94%, 5/15/2030 (a)	103	100
0.43%, 10/15/2048 (a)	36,702	626	4.99%, 9/15/2033 (a)	369	355
0.06%, 12/11/2049 (a)(c)	12,752	81	4.89%, 10/15/2034 (a)(b)	148	144
0.38%, 12/11/2049 (a)(c)	8,149	140	G-Force LLC
Commercial Mortgage Loan Trust			3.56%, 12/25/2039 (a)(c)	1,000	712
6.22%, 9/10/2017 (a)	600	461	Ginnie Mae
Countrywide Alternative Loan Trust			1.57%, 10/16/2012 (a)	2,993	99
3.68%, 12/25/2035 (a)	460	246	4.51%, 10/16/2028 (a)(b)	709	708
3.54%, 6/25/2036 (a)	1,077	271	4.63%, 10/20/2031 (a)	185	182
3.52%, 7/25/2046 (a)	2,100	640	0.82%, 3/16/2047 (a)	5,703	276
3.47%, 5/25/2047 (a)	4,024	1,618	Greenpoint Mortgage Funding Trust
Countrywide Asset-Backed Certificates			3.57%, 10/25/2045 (a)	1,001	736
3.53%, 1/25/2036 (a)	188	170	Greenwich Capital Commercial Funding Corp
Countrywide Home Loan Mortgage Pass			0.32%, 3/10/2039 (a)(c)	54,769	824
Through Trust			5.44%, 3/10/2039 (a)	2,000	1,491
3.46%, 4/25/2046 (a)	1,106	570	GSC Capital Corp Mortgage Trust
Credit Suisse Mortgage Capital Certificates			3.52%, 2/25/2036 (a)	635	398
6.00%, 9/15/2039 (a)	1,000	545	GSR Mortgage Loan Trust
CS First Boston Mortgage Securities Corp			3.52%, 8/25/2046 (a)	213	51
7.73%, 9/15/2041 (a)	1,025	1,029	Homebanc Mortgage Trust
Fannie Mae			3.60%, 1/25/2036 (a)	1,047	755
3.56%, 2/25/2018 (a)	76	76	Impac CMB Trust
3.56%, 3/25/2018 (a)	424	418	4.24%, 10/25/2034 (a)	50	33
3.56%, 10/25/2018 (a)	562	553	4.81%, 10/25/2034 (a)	111	51
3.51%, 11/25/2022 (a)	104	101	3.57%, 4/25/2035 (a)	289	121
3.46%, 1/25/2023 (a)	101	98	3.77%, 8/25/2035 (a)	64	23
3.66%, 6/25/2023 (a)	684	663	3.91%, 8/25/2035 (a)	56	15
3.66%, 2/25/2028 (a)(b)	203	199	3.51%, 4/25/2037 (a)	1,592	964
3.66%, 5/25/2030 (a)	494	478	Impac Secured Assets CMN Owner Trust
3.66%, 5/25/2031 (a)	690	681	3.43%, 9/25/2036 (a)	1,500	838
3.56%, 2/25/2032 (a)	97	96	3.42%, 3/25/2037 (a)	1,600	558
3.46%, 4/25/2034 (a)	638	638	Indymac Index Mortgage Loan Trust
3.51%, 3/25/2035 (a)	226	221	3.49%, 4/25/2035 (a)	134	76
Fannie Mae Grantor Trust			3.56%, 8/25/2035 (a)	334	192
3.61%, 5/25/2035 (a)	89	90	3.44%, 1/25/2037 (a)	1,460	428
Fannie Mae Whole Loan			3.50%, 6/25/2037 (a)	3,785	2,305
3.41%, 5/25/2035 (a)	98	97	JP Morgan Alternative Loan Trust
3.46%, 5/25/2035 (a)	105	99	3.41%, 3/25/2037 (a)	1,460	573
3.51%, 6/25/2044 (a)(b)	28	28
3.71%, 2/25/2047 (a)	83	83

See accompanying notes

242

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Multimedia (continued)
JP Morgan Chase Commercial Mortgage			Viacom Inc
Securities Corp			3.17%, 6/16/2009 (a)(b)	$ 1,525 $	1,442

5.63%, 6/12/2041 (a)	$ 1,000 $	722			3,369

5.30%, 5/15/2047 (a)	1,000	884
			Office Automation & Equipment (0.09%)
JP Morgan Mortgage Trust
5.30%, 7/25/2035	720	619	Xerox Corp
			3.63%, 12/18/2009 (a)(b)	400	365
5.82%, 6/25/2036 (a)	300	189
5.80%, 1/25/2037 (a)	817	728
			Pipelines (0.30%)
LB-UBS Commercial Mortgage Trust			Rockies Express Pipeline LLC
5.59%, 6/15/2031	390	360	5.10%, 8/20/2009 (a)(c)	720	720
Lehman XS Trust			Williams Cos Inc
3.48%, 6/25/2047 (a)	3,733	2,115	5.88%, 10/ 1/2010 (a)(c)	500	492

Merrill Lynch Alternative Note Asset Trust					1,212

3.47%, 4/25/2037 (a)	5,000	1,892
Merrill Lynch/Countrywide Commercial			Regional Banks (1.32%)
Mortgage Trust			BAC Capital Trust XIII
0.11%, 7/12/2046 (a)(c)	16,957	191	3.22%, 3/15/2043 (a)	4,000	1,443
Morgan Stanley Capital I			Capital One Financial Corp
4.88%, 12/20/2046 (a)(c)	200	26	3.10%, 9/10/2009 (a)(b)	1,900	1,762
Residential Accredit Loans Inc			Fleet Capital Trust II
3.41%, 2/25/2037 (a)	3,111	1,534	7.92%, 12/11/2026	500	386
3.45%, 7/25/2037 (a)	957	581	PNC Funding Corp
3.41%, 2/25/2047 (a)	2,714	1,440	3.56%, 1/31/2012 (a)	500	405
Structured Adjustable Rate Mortgage Loan Trust			Wells Fargo & Co
3.96%, 8/25/2034 (a)	1,313	567	3.03%, 8/20/2010 (a)	1,400	1,392

Structured Asset Mortgage Investments Inc					5,388

3.49%, 5/25/2045 (a)	757	422
			REITS - Mortgage (0.31%)
Wachovia Bank Commercial Mortgage Trust			iStar Financial Inc
0.48%, 12/15/2043 (a)(c)	27,493	639	3.37%, 3/16/2009 (a)	725	413
4.52%, 5/15/2044	2,680	2,520	3.16%, 9/15/2009 (a)	500	283
WaMu Mortgage Pass Through Certificates			3.16%, 3/ 9/2010 (a)	1,000	560

3.90%, 12/25/2027 (a)	895	781
					1,256

5.93%, 9/25/2036 (a)	172	157
6.06%, 9/25/2036 (a)	195	175	REITS - Office Property (0.16%)
5.69%, 6/25/2037 (a)	1,764	1,229	HRPT Properties Trust
4.23%, 7/25/2044 (a)	86	80	3.42%, 3/16/2011 (a)	720	657
3.63%, 1/25/2045 (a)	187	82
			REITS - Warehouse & Industrial (0.12%)
3.64%, 11/25/2045 (a)(b)	731	681
			Prologis
3.48%, 8/25/2046 (a)	993	765	3.06%, 8/24/2009 (a)(b)	500	487
Washington Mutual Alternative Mortgage
Pass-Through Certificates			Rental - Auto & Equipment (0.67%)
3.54%, 6/25/2046 (a)	700	143
			Erac USA Finance Co
3.44%, 1/25/2047 (a)	3,411	1,240	3.71%, 4/30/2009 (a)(b)(c)	2,250	2,082

		58,653	3.06%, 8/28/2009 (a)(b)(c)	660	658

Multi-Line Insurance (0.30%)					2,740

Metropolitan Life Global Funding I			Retail - Drug Store (0.33%)
2.85%, 5/17/2010 (a)(b)(c)	1,400	1,240
			CVS/Caremark Corp
			3.11%, 6/ 1/2010 (a)	1,500	1,355
Multimedia (0.83%)
Time Warner Inc
3.03%, 11/13/2009 (a)(b)	2,050	1,927

See accompanying notes

243

Schedule of Investments
Inflation Protection Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Rubber - Tires (0.06%)			OBLIGATIONS (continued)
Goodyear Tire & Rubber Co/The			Federal National Mortgage Association (FNMA)
			(continued)
6.68%, 12/ 1/2009 (a)	$ 250 $	229
			5.87%, 3/ 1/2034 (a)	$ 337 $	346
			5.59%, 4/ 1/2034 (a)	489	500
Special Purpose Banks (0.25%)
Korea Development Bank			4.60%, 9/ 1/2034 (a)	311	314
4.90%, 10/20/2009 (a)(b)	380	379	4.30%, 5/ 1/2035 (a)	287	288
4.35%, 4/ 3/2010 (a)(b)	665	641	4.42%, 5/ 1/2035 (a)	737	740

		1,020	5.65%, 11/ 1/2035 (a)	517	519

					5,128

Special Purpose Entity (1.16%)
Genworth Global Funding Trusts			U.S. Treasury Inflation-Indexed Obligations (61.98%)
2.98%, 12/15/2010 (a)	935	699	4.25%, 1/15/2010 (h)	1,530	1,516
ING USA Global Funding Trust			3.50%, 1/15/2011	13,028	12,725
4.62%, 10/ 9/2009 (a)(b)	2,300	2,088	2.38%, 4/15/2011 (h)	7,837	7,430
Sirens BV			3.38%, 1/15/2012	7,150	7,010
6.77%, 4/13/2012 (a)(c)(d)(e)	2,000	1,456	2.00%, 4/15/2012 (h)	14,926	14,076
Williams Cos Inc Credit Linked Certificate			3.00%, 7/15/2012	17,644	17,207
Trust/The
6.05%, 5/ 1/2009 (a)(c)	500	497	0.63%, 4/15/2013 (h)	13,889	12,610

		4,740	1.88%, 7/15/2013 (h)	12,853	12,024

			2.00%, 1/15/2014 (h)	5,093	4,665
Telecommunication Services (0.07%)
			2.00%, 7/15/2014 (h)	21,026	19,225
Telcordia Technologies Inc
			1.63%, 1/15/2015 (h)	13,700	11,991
8.50%, 7/15/2012 (a)(c)	440	286
			1.88%, 7/15/2015 (h)	18,033	15,925
Telephone - Integrated (0.67%)			2.00%, 1/15/2016 (h)	17,601	15,531
Deutsche Telekom International Finance BV			2.50%, 7/15/2016 (h)	8,630	7,946
3.39%, 3/23/2009 (a)(b)	375	371	2.38%, 1/15/2017 (h)	1,396	1,273
Sprint Nextel Corp			2.63%, 7/15/2017 (h)	14,059	13,175
4.17%, 6/28/2010 (a)	400	317	1.63%, 1/15/2018 (h)	13,909	12,060
Telecom Italia Capital SA			1.38%, 7/15/2018	13,513	11,555
5.11%, 7/18/2011 (a)	800	633	2.38%, 1/15/2025	5,631	4,877
Telefonica Emisiones SAU			2.00%, 1/15/2026	17,683	14,516
3.50%, 6/19/2009 (a)(b)	700	674
			2.38%, 1/15/2027 (h)	14,509	12,555
3.12%, 2/ 4/2013 (a)(f)(g)	1,000	750

			1.75%, 1/15/2028 (h)	13,961	10,914
		2,745

			3.63%, 4/15/2028	3,454	3,564
Tobacco (0.65%)			3.88%, 4/15/2029 (h)	6,430	6,878
Reynolds American Inc			3.38%, 4/15/2032 (h)	1,524	1,556

3.52%, 6/15/2011 (a)	3,200	2,660			252,804

Tools - Hand Held (0.34%)			TOTAL U.S. GOVERNMENT & GOVERNMENT
Snap-On Inc			AGENCY OBLIGATIONS	$ 257,932

4.95%, 1/12/2010 (a)(b)	1,400	1,384	REPURCHASE AGREEMENTS (1.73%)

TOTAL BONDS	$ 227,988		Money Center Banks (1.73%)

U.S. GOVERNMENT & GOVERNMENT AGENCY			BNP Paribas Securities Corporation
OBLIGATIONS (63.24%)			Repurchase Agreement; 0.20% dated
Federal National Mortgage Association (FNMA) (1.26%)			10/31/08 maturing 11/03/08 (collateralized
			by U.S. Government Agency Issues;
5.32%, 7/ 1/2026 (a)	445	445	$2,705,000; 0.00% - 6.25%; dated
5.41%, 3/ 1/2033 (a)	592	592	12/23/08 - 07/13/37) (b)	$ 2,683$	2,683
5.25%, 4/ 1/2033 (a)	226	230
3.73%, 5/ 1/2033 (a)	555	548
4.54%, 7/ 1/2033 (a)	367	373
5.74%, 7/ 1/2033 (a)	231	233

See accompanying notes

244

Schedule of Investments
Inflation Protection Fund
October 31, 2008

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Government	62.03%

			Asset Backed Securities	16.53%
REPURCHASE AGREEMENTS (continued)			Mortgage Securities	15.69%
Money Center Banks (continued)			Financial	14.75%
Investment in Joint Trading Account; Bank			Consumer, Non-cyclical	3.88%
of America Repurchase Agreement;			Communications	2.40%
0.15%; dated 10/31/2008 maturing			Industrial	2.01%
11/03/2008 (collateralized by Sovereign			Consumer, Cyclical	1.44%
Agency Issues; $2,253,000; 2.75% -			Utilities	0.90%
5.38%; dated 11/28/08 - 02/13/17)	$ 2,188$	2,188	Technology	0.74%
			Energy	0.30%
Investment in Joint Trading Account;			Diversified	0.20%
Morgan Stanley Repurchase Agreement;			Liabilities in Excess of Other Assets, Net	(20.87%)

0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign			TOTAL NET ASSETS	100.00%

Agency Issues; $2,253,000; 2.63% -			Other Assets Summary (unaudited)

4.63%; dated 09/09/09 - 06/12/15)	2,188	2,188

			Asset Type	Percent

		7,059
			Total Return Swaps	3.07%

TOTAL REPURCHASE AGREEMENTS	$ 7,059

Total Investments	$ 492,979
Liabilities in Excess of Other Assets, Net - (20.87)%		(85,120)

TOTAL NET ASSETS - 100.00%	$ 407,859

(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
(b)	Security was purchased with the cash proceeds from securities loans.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $16,659 or 4.08% of net assets.
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,492 or 0.37% of net assets.
(e) Security is Illiquid
(f) Non-Income Producing Security
(g) Security purchased on a when-issued basis.
(h)	Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 134
Unrealized Depreciation		(109,760)

Net Unrealized Appreciation (Depreciation)		(109,626)
Cost for federal income tax purposes		602,605
All dollar amounts are shown in thousands (000's)

See accompanying notes

245

Schedule of Investments
Inflation Protection Fund
October 31, 2008

Total Return Swaps

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty (Issuer)	Receive	Pay	Date	Amount	(Depreciation)

Barclays Bank PLC	Return equal to a 3.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2029	LIBOR less 23bp	12/12/2008 $	11,000	$ (1,150)
Barclays Bank PLC	Return equal to a 3.00% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 07/2012	LIBOR less 26bp	01/30/2009	5,000	47
Barclays Bank PLC	Return equal to a 4.25% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2010	LIBOR less 100bp	11/17/2008	19,500	(2,773)
Barclays Bank PLC	Return equal to a 3.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2032	LIBOR less 26bp	11/05/2008	3,500	(720)
Barclays Bank PLC	Return equal to a 2.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2011	LIBOR less 26bp	11/05/2008	10,000	(961)
Barclays Bank PLC	Return equal to a 3.63% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2028	LIBOR less 26bp	11/05/2008	11,000	(2,333)
Barclays Bank PLC	Return equal to a 1.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 07/2013	LIBOR less 25bp	11/26/2008	8,000	(77)
Barclays Bank PLC	Return equal to a 2.50% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 07/2016	LIBOR less 23bp	12/12/2008	8,000	(449)
Barclays Bank PLC	Return equal to a 2.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2017	LIBOR less 23bp	12/12/2008	13,000	(623)
Barclays Bank PLC	Return equal to a 0.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2010	LIBOR less 23bp	12/12/2008	21,000	(787)
Barclays Bank PLC	Return equal to a 1.63% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2015	LIBOR less 105bp	01/09/2009	6,000	(502)
Barclays Bank PLC	Return equal to a 4.25% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2010	LIBOR less 100bp	11/17/2008	8,000	(18)
Morgan Stanley	Return equal to a 2.00% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2014	LIBOR less 25bp	11/26/2008	15,000	(2,064)

All dollar amounts are shown in thousands (000's)

See accompanying notes

246

Schedule of Investments
International Emerging Markets Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (88.16%)			COMMON STOCKS (continued)
Agricultural Operations (0.00%)			Cellular Telecommunications (10.40%)
Golden Agri-Resources Ltd	480 $	-	Advanced Info Service PCL (a)(b)	2,373,700 $	4,774
			America Movil SAB de CV ADR	376,892	11,661
Airlines (0.67%)			Cellcom Israel Ltd	178,214	5,250
Lan Airlines SA ADR	271,326	2,738	China Mobile Ltd	2,088,962	18,390
Tam SA ADR (a)	184,975	1,957	China Unicom Hong Kong Ltd	5,089,500	7,266

		4,695	Empresa Nacional de Telecomunicaciones SA	284,805	2,951

Airport Development & Maintenance (0.12%)			Mobile Telesystems OJSC ADR	111,406	4,362
Grupo Aeroportuario del Sureste SAB de CV			MTN Group Ltd	700,790	7,869
ADR	26,009	839	SK Telecom Co Ltd ADR	361,954	6,229
			Taiwan Mobile Co Ltd	3,240,000	4,480

Apparel Manufacturers (0.31%)
					73,232

Youngone Corp	539,560	2,165
			Coal (0.62%)
Applications Software (2.12%)			Banpu Public Co Ltd (a)(b)	302,700	1,449
Check Point Software Technologies Ltd (a)	213,398	4,315	Exxaro Resources Ltd	265,883	1,755
Infosys Technologies Ltd ADR	276,231	8,099	Tambang Batubara Bukit Asam Tbk PT	2,324,500	1,168

Satyam Computer Services Ltd ADR	157,810	2,482			4,372

		14,896

			Commercial Banks (12.56%)
Auto - Car & Light Trucks (0.37%)			Banco do Brasil SA	425,805	2,811
Denway Motors Ltd	10,556,000	2,633	Banco Santander Chile SA ADR	45,228	1,619
			BanColombia SA ADR	97,691	1,908
Auto - Medium & Heavy Duty Trucks (0.22%)			Bangkok Bank Public Co (a)(b)	1,795,200	3,627
Mahindra & Mahindra Ltd (b)	211,337	1,569	Bank of China Ltd	21,987,000	6,420
			Bank of India	1,039,532	5,155
Auto/Truck Parts & Equipment - Original (1.01%)
			Bank Rakyat Indonesia	5,775,500	1,767
Hyundai Mobis	121,331	7,126
			China Construction Bank Corp	22,349,000	11,087
Auto/Truck Parts & Equipment - Replacement (0.31%)			Commercial Bank of Qatar (a)(b)	673,620	2,021
Weichai Power Co Ltd	909,000	2,169	Commercial International Bank	475,302	2,390
			Credicorp Ltd	98,343	3,862
Beverages - Non-Alcoholic (0.46%)			Daegu Bank	402,540	2,047
Coca-Cola Femsa SAB de CV	1,016,500	3,221	Industrial and Commercial Bank of China Ltd	24,201,000	11,387
			Komercni Banka AS	18,006	2,742
Beverages - Wine & Spirits (0.35%)			Powszechna Kasa Oszczednosci Bank Polski
Central European Distribution Corp (a)	86,495	2,490	SA	278,590	3,147
			Sberank RF GDR (a)(b)	23,354	4,165
Brewery (1.05%)			Siam Commercial Bank Public (a)(b)	2,396,000	3,589
Cia Cervecerias Unidas SA	383,957	2,061	Standard Bank Group Ltd	435,731	3,460
Fomento Economico Mexicano SAB de CV	1,066,368	2,701	State Bank of India Ltd	59,455	2,741
Hite Brewery Co Ltd (a)	19,920	2,662	Turkiye Is Bankasi	1,877,765	5,338

		7,424	Turkiye Vakiflar Bankasi Tao	2,778,273	2,713

Building & Construction - Miscellaneous (1.18%)			Unibanco - Uniao de Bancos Brasileiros SA	71,132	4,487

GS Engineering & Construction Corp	59,620	2,832			88,483

Murray & Roberts Holdings Ltd	497,654	3,369
			Computers (1.98%)
Orascom Construction Industries	63,930	2,135	Acer Inc	4,583,036	5,911

		8,336	HTC Corp	239,000	2,833

Building Products - Cement & Aggregate (0.16%)			Quanta Computer Inc	4,919,000	5,178

Cemex SAB de CV (a)	1,481,762	1,112			13,922

			Diversified Financial Services (2.44%)
			First Financial Holding Co Ltd	352	-

See accompanying notes

247

Schedule of Investments
International Emerging Markets Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Financial Services (continued)			Finance - Mortgage Loan/Banker (0.51%)
Fubon Financial Holding Co Ltd	10,616,000 $	6,439	Housing Development Finance Corp	97,869 $	3,553
Hua Nan Financial Holdings Co Ltd	4,772,580	2,515
Intergroup Financial Services Corp (b)	117,824	1,296	Finance - Other Services (0.41%)
KB Financial Group Inc (a)	184,014	4,562	Grupo Financiero Banorte SAB de CV	1,575,600	2,886
SinoPac Financial Holdings Co Ltd	11,198,000	2,374

			Food - Confectionery (0.80%)
		17,186

			Lotte Confectionery Co Ltd	6,575	5,611
Diversified Minerals (0.20%)
African Rainbow Minerals Ltd	138,965	1,422	Food - Retail (1.52%)
			Cia Brasileira de Distribuicao Grupo Pao de
Diversified Operations (2.07%)			Acucar ADR	135,457	4,054
Beijing Enterprises Holdings Ltd	1,002,500	3,959	Shoprite Holdings Ltd	1,023,060	5,400
Grupo Carso SAB de CV	175,403	480	X 5 Retail Group NV (a)	125,640	1,281

GS Holdings Corp	164,600	3,285			10,735

LG Corp	92,545	3,704	Gas - Distribution (0.61%)
Shanghai Industrial Holdings Ltd	1,995,000	3,172	Korea Gas Corp	114,495	4,312

		14,600

			Import & Export (0.24%)
Electric - Generation (0.64%)
CEZ	102,329	4,475	Hyosung Corp	71,260	1,698

			Internet Application Software (1.39%)
Electric - Integrated (1.54%)
Cia Paranaense de Energia	509,400	5,601	Tencent Holdings Ltd	1,344,600	9,789
Tata Power Co Ltd	140,368	1,998
			Life & Health Insurance (1.74%)
Tenaga Nasional BHD	1,902,700	3,234

			China Life Insurance Co Ltd/Taiwan (a)	6,317,280	2,180
		10,833

			China Life Insurance Co Ltd	2,326,000	6,216
Electric - Transmission (0.43%)			Sanlam Ltd	2,344,611	3,848

Cia de Transmissao de Energia Eletrica					12,244

Paulista	164,600	3,017
			Machinery - Construction & Mining (0.19%)
Electric Products - Miscellaneous (0.85%)			United Tractors Tbk PT	4,628,750	1,349
LG Electronics Inc	80,090	5,980
			Machinery - General Industry (0.19%)
Electronic Components - Miscellaneous (0.39%)			STX Engine Co Ltd	121,750	1,336
Hon Hai Precision Industry Co Ltd	1,134,935	2,739
			Medical - Drugs (0.94%)
Electronic Components - Semiconductors (3.66%)			China Pharmaceutical Group Ltd	12,278,000	2,419
MediaTek Inc	1,021,000	9,143	Cipla Ltd/India	1,152,372	4,192

Samsung Electronics Co Ltd	39,432	16,625			6,611

		25,768	Medical - Generic Drugs (2.86%)

Electronic Measurement Instruments (0.17%)			Pharmstandard (a)	121,334	1,916
Chroma Ate Inc	1,368,138	1,220	Teva Pharmaceutical Industries Ltd ADR	425,043	18,226

					20,142

Feminine Health Care Products (0.43%)
			Metal - Copper (0.65%)
Hengan International Group Co Ltd	1,079,000	3,009
			Antofagasta PLC	739,622	4,582
Finance - Credit Card (0.50%)
			Metal Processors & Fabrication (0.39%)
Redecard SA	323,100	3,506
			Jiangxi Copper Co Ltd	2,784,000	1,369
Finance - Investment Banker & Broker (0.36%)			Sung Kwang Bend Co Ltd	146,678	1,388

Egyptian Financial Group-Hermes Holding	612,536	2,557			2,757

See accompanying notes

248

Schedule of Investments

International Emerging Markets Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Multi-Line Insurance (0.75%)			Semiconductor Component - Integrated Circuits (1.73%)

Ping An Insurance Group Co of China Ltd	1,241,500 $	5,310	Taiwan Semiconductor Manufacturing Co Ltd	8,360,341 $	12,165

Non-Ferrous Metals (0.23%)			Steel - Producers (1.82%)

Korea Zinc Co Ltd	32,946	1,651	Angang Steel Co Ltd	2,098,000	1,287

			Dongkuk Steel Mill Co Ltd	152,530	2,480

Oil Company - Exploration & Production (4.61%)			Evraz Group SA (b)	139,125	2,149

CNOOC Ltd	9,570,000	7,858	POSCO ADR	102,457	6,884

NovaTek OAO	76,834	3,019			12,800

Oao Gazprom (a)(b)(c)	23,609	1,207
			Steel Pipe & Tube (0.31%)
Oao Gazprom (a)	870,427	17,800
			Confab Industrial SA (a)	860,900	1,565
Oil & Natural Gas Corp Ltd	104,295	1,434
			OAO TMK	53,891	581

PTT Exploration & Production PCL	477,200	1,164

					2,146

		32,482

			Telecommunication Services (3.52%)
Oil Company - Integrated (7.34%)
			Bharti Airtel Ltd (a)	408,848	5,521
China Petroleum & Chemical Corp	5,636,000	3,701
			Chunghwa Telecom Co Ltd	4,498,780	7,443
LUKOIL ADR	279,616	10,849
			Digi.Com BHD	766,700	3,989
PetroChina Co Ltd	9,656,293	7,260
			Telefonica O2 Czech Republic AS	120,623	2,578
Petroleo Brasileiro SA ADR	793,860	21,347
			Telekomunikacja Polska SA	692,646	5,234

Sasol Ltd	289,853	8,556

					24,765

		51,713

			Telephone - Integrated (1.89%)
Oil Refining & Marketing (1.55%)
			Bezeq Israeli Telecommunication Corp Ltd	3,330,518	4,972
Reliance Industries Ltd	223,208	6,327
			Magyar Telekom Telecommunications PLC	405,634	1,284
Tupras-Turkiye Petrol Rafinerileri AS	364,969	4,609

			Tele Norte Leste Participacoes SA ADR	343,311	4,662
		10,936

			Telefonos de Mexico SAB de CV ADR	133,940	2,400

Pastoral&Agricultural (0.07%)					13,318

Great Wall Enterprise Co	785,000	482
			Television (0.08%)

Petrochemicals (0.11%)			Central European Media Enterprises Ltd (a)	22,292	551

PTT Chemical PLC (a)(b)	819,300	771
			Textile - Apparel (0.00%)

Platinum (0.33%)			Far Eastern Textile Co Ltd	140	-

Impala Platinum Holdings Ltd	223,657	2,334
			Tobacco (0.57%)

Property & Casualty Insurance (0.25%)			KT&G Corp	62,876	4,036

Dongbu Insurance Co Ltd	173,840	1,770
			Web Portals (1.71%)

Real Estate Operator & Developer (0.42%)			LG Dacom Corp	377,970	5,343

Cyrela Brazil Realty SA	424,800	2,024	Netease.com ADR (a)	123,734	2,784

Quality Houses Public Company Ltd (a)(b)	34,909,628	914	NHN Corp (a)	36,802	3,917

		2,938			12,044

Retail - Automobile (0.22%)			TOTAL COMMON STOCKS	$ 620,874

PT Astra International Tbk	1,848,500	1,539	PREFERRED STOCKS (5.71%)

			Commercial Banks (1.00%)
Retail - Convenience Store (0.35%)
			Banco Itau Holding Financeira SA	651,045	7,032
President Chain Store Corp	1,058,000	2,456

			Diversified Minerals (2.94%)
Rubber & Vinyl (0.29%)
			Cia Vale do Rio Doce	1,785,130	20,707
TSRC Corp	2,954,000	2,066

See accompanying notes

249

Schedule of Investments
International Emerging Markets Fund
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

PREFERRED STOCKS (continued)			Unrealized Appreciation	$ 5,725
Electric - Distribution (0.48%)			Unrealized Depreciation	(462,618)

Eletropaulo Metropolitana Eletricidade de			Net Unrealized Appreciation (Depreciation)	(456,893)
Sao Paulo SA	272,044 $	3,340	Cost for federal income tax purposes	1,160,155
			All dollar amounts are shown in thousands (000's)
Food - Meat Products (0.12%)
Sadia SA	432,954	863	Portfolio Summary (unaudited)

			Country	Percent

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	4,384	14	Korea, Republic Of	13.86%
			Brazil	13.52%
			Taiwan, Province Of China	9.89%
Steel - Producers (1.17%)			China	9.77%
Gerdau SA	355,400	2,260	Hong Kong	6.92%
Usinas Siderurgicas de Minas Gerais SA	467,286	5,975	Russian Federation	6.41%

			United States	6.34%
		8,235	India	6.12%

TOTAL PREFERRED STOCKS		$ 40,191	South Africa	5.40%
			Israel	4.65%

	Principal		Mexico	3.59%
	Amount	Value	Thailand	2.31%
	(000's)	(000's)	Turkey	1.80%

			Czech Republic	1.39%
SHORT TERM INVESTMENTS (4.40%)			Chile	1.33%
Commercial Paper (4.40%)			Poland	1.19%
Investment in Joint Trading Account; HSBC			Malaysia	1.03%
Funding			Egypt	1.01%
0.25%, 11/ 3/2008	$ 15,510 $	15,510	Indonesia	0.83%
			United Kingdom	0.65%
Investment in Joint Trading Account;			Bermuda	0.63%
Prudential Funding			Luxembourg	0.30%
0.30%, 11/ 3/2008	15,510	15,510	Qatar	0.29%

		31,020	Colombia	0.27%
			Peru	0.18%

TOTAL SHORT TERM INVESTMENTS		$ 31,020	Hungary	0.18%

			Singapore	0.00%
REPURCHASE AGREEMENTS (1.59%)			Other Assets in Excess of Liabilities, Net	0.14%

Money Center Banks (1.59%)			TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $11,512,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	$ 11,177$	11,177

TOTAL REPURCHASE AGREEMENTS		$ 11,177

Total Investments		$ 703,262
Other Assets in Excess of Liabilities, Net - 0.14%		979

TOTAL NET ASSETS - 100.00%		$ 704,241

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in
	good faith by the Board of Directors. At the end of the period, the value
	of these securities totaled $27,531 or 3.91% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $1,207 or 0.17% of net assets.

See accompanying notes

250

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.79%)			COMMON STOCKS (continued)
Advertising Sales (0.26%)			Chemicals - Specialty (continued)
Teleperformance	159,919 $	3,451	SGL Carbon AG (a)	139,123 $	2,731

					7,864

Aerospace & Defense (0.76%)
			Commercial Banks (3.40%)
BAE Systems PLC	1,783,860	10,013
			Alpha Bank AE	450,380	6,575
Aerospace & Defense Equipment (0.44%)			Bank of Kyoto Ltd/The	402,000	4,229
Cobham PLC	1,901,840	5,771	BOC Hong Kong Holdings Ltd	2,386,000	2,732
			DnB NOR ASA	100	1
Agricultural Chemicals (1.24%)			Hang Seng Bank Ltd	342,500	4,274
Agruim Inc (a)	106,200	4,068	Nordea Bank AB	286,600	2,297
Potash Corp of Saskatchewan (a)	106,400	9,057	Seven Bank Ltd	1,708	4,919
Yara International ASA	155,900	3,257	Standard Chartered PLC	724,527	11,962

		16,382	Suruga Bank Ltd	409,000	3,850

Apparel Manufacturers (0.77%)			Torinto Dominion Bank (a)	87,100	4,113

Gildan Activewear (a)	128,536	2,997			44,952

Hermes International	55,823	7,205	Commercial Services (0.57%)

		10,202	Aggreko PLC	594,294	4,178

Audio & Video Products (1.20%)			Intertek Group PLC	284,275	3,371

Matsushita Electric Industrial Co Ltd	843,000	13,575			7,549

Sony Corp	97,700	2,316	Computer Data Security (0.29%)

		15,891	Gemalto NV (a)	138,287	3,874

Auto - Car & Light Trucks (0.72%)
			Computer Services (0.32%)
Daihatsu Motor Co Ltd	413,000	3,058
			CGI Group Inc (a)	523,216	4,176
Honda Motor Co Ltd	258,500	6,428

		9,486	Computers - Integrated Systems (0.15%)

Bicycle Manufacturing (0.27%)			Ingenico	123,655	1,931
Shimano Inc	125,900	3,601
			Cosmetics & Toiletries (0.21%)
Brewery (0.53%)			Oriflame Cosmetics SA	91,100	2,846
Asahi Breweries Ltd	421,100	6,951
			Diversified Banking Institutions (1.04%)
Building - Maintenance & Service (0.30%)			Mitsubishi UFJ Financial Group Inc	2,198,600	13,816
Babcock International Group	626,023	3,917
			Diversified Manufacturing Operations (0.70%)
Building & Construction - Miscellaneous (0.53%)			Siemens AG	155,108	9,318
Koninklijke Boskalis Westminster NV	100,499	3,318
Leighton Holdings Ltd	223,928	3,723	Diversified Minerals (4.39%)

		7,041	Anglo American PLC	520,555	13,070

			BHP Billiton Ltd	1,197,808	23,011
Cellular Telecommunications (0.28%)			BHP Billiton PLC	618,997	10,521
Mobistar SA (a)	56,174	3,728
			Tek Cominco Limited (a)	278,200	2,770
			Xstrata PLC	508,529	8,698

Chemicals - Diversified (2.07%)
					58,070

Bayer AG	145,808	8,155
Koninklijke DSM NV	94,724	2,638	Diversified Operations (1.66%)
Shin-Etsu Chemical Co Ltd	243,900	12,965	GEA Group AG	257,005	3,704
Wacker Chemie AG	32,886	3,578	Groupe Bruxelles Lambert SA	44,203	3,247

		27,336	Hutchison Whampoa Ltd	1,310,000	7,079

			Inmarsat PLC	546,429	3,728
Chemicals - Specialty (0.59%)
			Noble Group Ltd	3,348,000	2,437
Lonza Group AG	61,853	5,133

See accompanying notes

251

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations (continued)			Finance - Investment Banker & Broker (0.23%)
Wharf Holdings Ltd	909,000 $	1,814	Tullett Prebon PLC	809,711 $	3,100

		22,009

			Finance - Other Services (0.25%)
E-Commerce - Services (0.41%)
			IG Group Holdings PLC	715,242	3,345
Rakuten Inc	10,941	5,424
			Food - Catering (0.50%)
Electric - Integrated (5.01%)
			Compass Group PLC	1,431,117	6,661
E.ON AG	707,832	27,089
Enel SpA	933,478	6,245	Food - Meat Products (0.29%)
Fortum Oyj	256,257	6,298	Nippon Meat Packers Inc	278,000	3,813
Iberdrola SA	618,574	4,477
International Power PLC	1,587,599	5,680	Food - Miscellaneous/Diversified (5.37%)
RWE AG	69,424	5,773	Nestle SA	1,307,272	50,836
Suez SA	246,038	10,665	Unilever NV	368,428	8,879

		66,227	Unilever PLC	506,310	11,383

					71,098

Electric - Transmission (0.33%)
Terna Rete Elettrica Nazionale SpA	1,358,621	4,382	Food - Retail (2.50%)
			Colruyt SA	23,354	5,249
Electric Products - Miscellaneous (1.45%)			Jeronimo Martins SGPS SA	713,104	3,639
Hitachi Ltd	2,234,000	10,489	Koninklijke Ahold NV	859,389	9,226
Mitsubishi Electric Corp	1,393,000	8,635	Tesco PLC	1,272,725	6,971

		19,124	WM Morrison Supermarkets PLC	1,890,876	8,059

Electronic Components - Miscellaneous (0.49%)					33,144

Chemring Group PLC	119,256	3,061	Forestry (0.34%)
Hosiden Corp	328,000	3,445	Sino-Forest Corp (a)	483,000	4,520

		6,506

			Gambling (Non-Hotel) (0.39%)
E-Marketing & Information (0.27%)
			OPAP SA	238,463	5,207
CyberAgent Inc	3,930	3,509

			Gas - Distribution (1.01%)
Energy (0.23%)
			GDF Suez	298,955	13,308
Centennial Coal Company Ltd	1,278,851	3,007

			Import & Export (2.15%)
Energy - Alternate Sources (0.43%)
			ITOCHU Corp	1,000,000	5,285
Verbund - Oesterreichische
Elektrizitaetswirtschafts AG	119,326	5,645	Marubeni Corp	1,633,000	6,344
			Mitsubishi Corp	673,300	11,286
Engineering - Research & Development Services (0.33%)			Mitsui & Co Ltd	566,000	5,484

ABB Ltd (a)	332,807	4,367			28,399

			Instruments - Controls (0.21%)
Enterprise Software & Services (1.80%)
Autonomy Corp PLC (a)	369,375	5,874	Rotork PLC	227,914	2,729
Aveva Group PLC	203,748	2,601
			Life & Health Insurance (0.81%)
SAP AG	380,511	13,431
			Prudential PLC	1,427,386	7,159
Temenos Group AG (a)	156,447	1,959

			T&D Holdings Inc	91,750	3,505

		23,865

					10,664

Entertainment Software (0.79%)
			Lottery Services (0.33%)
Konami Corp	170,200	3,079
			Lottomatica SpA	186,624	4,357
Square Enix Co Ltd	123,400	3,109
UBISOFT Entertainment (a)	80,457	4,253

		10,441

See accompanying notes

252

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Construction & Mining (0.40%)			Oil Company - Exploration & Production (2.31%)
Atlas Copco AB	636,000 $	5,334	Canadian Oil Sands Trust	156,600 $	4,202
			EnCana Corp (a)	347,300	17,643
Machinery - General Industry (0.60%)			Origin Energy Ltd	828,874	8,692

Alstom SA	161,248	7,992			30,537

Medical - Biomedical/Gene (0.73%)			Oil Company - Integrated (2.51%)
CSL Ltd/Australia	398,069	9,681	BG Group PLC	1,309,268	19,220
			OMV AG	108,981	3,489
Medical - Drugs (10.16%)			StatoilHydro ASA	434,700	8,743
Actelion Ltd (a)	147,357	7,785	Suncor Energy Inc (a)	75,900	1,823

Astellas Pharma Inc	126,100	5,079			33,275

GlaxoSmithKline PLC	1,728,384	33,240
			Photo Equipment & Supplies (0.40%)
Grifols SA	189,820	3,778
			Nikon Corp	374,000	5,271
Hisamitsu Pharmaceutical Co Inc	137,100	5,714
Novartis AG	817,712	41,505	Power Converter & Supply Equipment (0.42%)
Novo Nordisk A/S	263,625	14,131	Vestas Wind Systems A/S (a)	136,000	5,571
Roche Holding AG	151,825	23,218

		134,450	Property & Casualty Insurance (1.09%)

			Millea Holdings Inc	352,100	10,861
Medical Products (0.87%)
			Mitsui Sumitomo Insurance Group Holdings
Sonova Holding AG	94,399	3,923
			Inc	126,000	3,501

Synthes Inc	59,091	7,625			14,362

		11,548

			Publishing - Books (0.65%)
Metal - Diversified (1.55%)			Reed Elsevier NV	641,628	8,576
Rio Tinto Ltd	196,318	10,156
Rio Tinto PLC	220,629	10,310	Real Estate Operator & Developer (1.67%)

		20,466	Brookfield Asset Management Inc (a)	387,000	6,775

Metal - Iron (0.03%)			Cheung Kong Holdings Ltd	459,000	4,407
Mount Gibson Iron Ltd (a)(b)	1,546,787	416	Mitsui Fudosan Co Ltd	629,000	10,972

					22,154

MRI - Medical Diagnostic Imaging (0.25%)			REITS - Diversified (0.48%)
Sonic Healthcare Ltd	361,619	3,305	Unibail-Rodamco	42,227	6,333

Multi-Line Insurance (0.71%)
			Retail - Apparel & Shoe (0.72%)
Mapfre SA	1,078,594	3,433	Fast Retailing Co Ltd	89,696	9,562
Zurich Financial Services AG	29,495	5,984

		9,417	Retail - Computer Equipment (0.22%)

Multimedia (0.52%)			Game Group PLC	1,388,706	2,907
Vivendi	263,834	6,896
			Retail - Convenience Store (1.09%)
Office Automation & Equipment (0.46%)			Alimentation Couche Tard Inc	322,500	4,348
Canon Inc	172,930	6,051	FamilyMart Co Ltd	118,500	4,695
			Lawson Inc	109,600	5,357

Oil - Field Services (0.74%)					14,400

Fugro NV	105,333	3,764
			Retail - Drug Store (0.60%)
John Wood Group PLC	735,467	2,845	Shoppers Drug Mart Corp	206,500	7,950
Petrofac Ltd	465,703	3,211

		9,820	Retail - Music Store (0.18%)

Oil & Gas Drilling (0.15%)			HMV Group PLC	1,523,750	2,428
Precision Drilling Trust (a)	189,200	2,041

See accompanying notes

253

Schedule of Investments
International Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Pubs (0.16%)			Transport - Rail (1.08%)
Enterprise Inns Plc	1,318,851 $	2,072	East Japan Railway Co	2,004 $	14,260

Rubber - Tires (0.25%)			Transport - Services (1.06%)
Yokohama Rubber Co Ltd/The	683,000	3,351	Firstgroup Plc	716,442	4,716
			Koninklijke Vopak NV	80,586	2,613
Satellite Telecommunications (0.27%)			Stagecoach Group PLC	1,510,760	4,519
Eutelsat Communications	168,763	3,622	Viterra Inc (a)	347,400	2,205

					14,053

Security Services (0.44%)
G4S PLC	1,942,340	5,886	Water Treatment Systems (0.28%)
			Kurita Water Industries Ltd	163,600	3,733
Soap & Cleaning Products (1.18%)
Reckitt Benckiser Group PLC	368,757	15,556	Wireless Equipment (0.91%)
			Nokia OYJ	786,792	12,052

Steel - Producers (0.61%)			TOTAL COMMON STOCKS	$ 1,254,087

ArcelorMittal	204,201	5,301
				Principal
OneSteel Ltd	1,185,937	2,725

				Amount	Value
		8,026		(000's)	(000's)

Steel - Specialty (0.22%)			SHORT TERM INVESTMENTS (3.76%)
Hitachi Metals Ltd	381,000	2,865	Commercial Paper (3.76%)
			Investment in Joint Trading Account; HSBC
Steel Pipe & Tube (0.24%)			Funding
Vallourec SA	27,853	3,116	0.25%, 11/ 3/2008	$ 24,906 $	24,906
			Investment in Joint Trading Account;
Telecommunication Equipment (0.27%)			Prudential Funding
Tandberg ASA	286,900	3,550	0.30%, 11/ 3/2008	24,906	24,906

					49,812

Telecommunication Services (0.41%)			TOTAL SHORT TERM INVESTMENTS	$ 49,812

Cable & Wireless PLC	2,759,852	5,474
			Total Investments	$ 1,303,899
Telephone - Integrated (3.82%)			Other Assets in Excess of Liabilities, Net - 1.45%		19,186

KDDI Corp	1,342	8,041	TOTAL NET ASSETS - 100.00%	$ 1,323,085

Koninklijke (Royal) KPN NV	930,293	13,101
Telefonica SA	1,586,305	29,370

			(a) Non-Income Producing Security
		50,512

			(b)	Market value is determined in accordance with procedures established in
Television (0.18%)			good faith by the Board of Directors. At the end of the period, the value
Modern Times Group AB	110,450	2,370	of these securities totaled $416 or 0.03% of net assets.

Tobacco (3.47%)			Unrealized Appreciation (Depreciation)
British American Tobacco PLC	703,609	19,311	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Imperial Tobacco Group PLC	563,279	15,106
Japan Tobacco Inc	3,222	11,430	Unrealized Appreciation	$ 21,077

		45,847	Unrealized Depreciation		(630,045)

Toys (1.10%)			Net Unrealized Appreciation (Depreciation)		(608,968)
Nintendo Co Ltd	45,100	14,491	Cost for federal income tax purposes		1,912,867
			All dollar amounts are shown in thousands (000's)
Transport - Marine (0.72%)
Mitsui OSK Lines Ltd	948,000	4,950
Nippon Yusen KK	939,000	4,541

		9,491

See accompanying notes

254

	Schedule of Investments
	International Growth Fund
	October 31, 2008
Portfolio Summary (unaudited)

Country	Percent

Japan	21.45%
United Kingdom	21.16%
Switzerland	12.17%
Canada	5.95%
Germany	5.58%
France	5.49%
Australia	4.89%
Netherlands	3.94%
United States	3.76%
Spain	3.10%
Hong Kong	1.72%
Denmark	1.49%
Finland	1.39%
Norway	1.18%
Italy	1.13%
Belgium	0.92%
Greece	0.89%
Sweden	0.76%
Austria	0.69%
Luxembourg	0.62%
Portugal	0.27%
Other Assets in Excess of Liabilities, Net	1.45%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.37%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; December 2008	Buy	700	$ 45,814	$ 44,619	$ (1,195)
All dollar amounts are shown in thousands (000's)

See accompanying notes

255

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.83%)			COMMON STOCKS (continued)
Aerospace & Defense (1.92%)			Cable TV (0.81%)
Boeing Co	25,755 $	1,346	Comcast Corp - Class A	70,724 $	1,115
General Dynamics Corp	100,124	6,039	Comcast Corp - Special Class A	11,446	176
Lockheed Martin Corp	42,213	3,590	DIRECTV Group Inc/The (a)	193,724	4,241
Northrop Grumman Corp	46,469	2,179	DISH Network Corp (a)	3,965	62

Raytheon Co	3,690	189			5,594

		13,343

			Chemicals - Diversified (0.56%)
Aerospace & Defense Equipment (0.22%)			Dow Chemical Co/The	131,477	3,506
United Technologies Corp	27,587	1,516	FMC Corp	9,500	414

					3,920

Agricultural Chemicals (0.96%)
			Chemicals - Specialty (0.18%)
CF Industries Holdings Inc	6,841	439
			Ashland Inc	14,157	320
Monsanto Co	70,040	6,232

			Minerals Technologies Inc	11,378	646
		6,671

			Terra Industries Inc	14,399	316

Agricultural Operations (0.62%)					1,282

Archer-Daniels-Midland Co	102,098	2,117
			Coal (0.26%)
Bunge Ltd	56,632	2,175

			Alpha Natural Resources Inc (a)	33,864	1,211
		4,292

			Arch Coal Inc	3,717	80
Apparel Manufacturers (0.17%)			Peabody Energy Corp	14,691	507

Coach Inc (a)	53,985	1,112			1,798

Polo Ralph Lauren Corp	1,792	85

			Commercial Banks (0.52%)
		1,197

			Marshall & Ilsley Corp	136,209	2,456
Applications Software (1.74%)			Regions Financial Corp	99,286	1,101
Microsoft Corp	522,145	11,659	Synovus Financial Corp	4,600	47

Salesforce.com Inc (a)	13,239	410			3,604

		12,069

			Commercial Services - Finance (0.41%)
Audio & Video Products (0.01%)			Moody's Corp	63,420	1,623
Harman International Industries Inc	5,336	98	Western Union Co/The	80,318	1,226

					2,849

Auto/Truck Parts & Equipment - Original (0.01%)
Johnson Controls Inc	4,991	89	Computer Aided Design (0.08%)
			Autodesk Inc (a)	26,047	555
Beverages - Non-Alcoholic (1.32%)
Coca-Cola Co/The	34,258	1,509	Computer Services (0.59%)
Coca-Cola Enterprises Inc	51,332	516	Accenture Ltd	122,644	4,054
Dr Pepper Snapple Group Inc (a)	16,680	382	SRA International Inc (a)	2,509	46

Hansen Natural Corp (a)	24,243	614			4,100

Pepsi Bottling Group Inc	3,536	82	Computers (3.43%)
PepsiCo Inc	106,716	6,084	Apple Inc (a)	72,716	7,823

		9,187	Dell Inc (a)	208,768	2,537

Brewery (0.44%)			Hewlett-Packard Co	209,376	8,015
Anheuser-Busch Cos Inc	48,985	3,039	IBM Corp	55,506	5,160
			Sun Microsystems Inc (a)	65,119	300

Building - Residential & Commercial (0.02%)					23,835

Centex Corp	10,582	130
			Computers - Integrated Systems (0.12%)
			Brocade Communications Systems Inc (a)	102,556	387
Building & Construction Products -
Miscellaneous (0.01%)			Teradata Corp (a)	28,111	432

Armstrong World Industries Inc	2,998	59			819

See accompanying notes

256

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (0.89%)			Diversified Manufacturing Operations (2.78%)
EMC Corp/Massachusetts (a)	243,761 $	2,872	3M Co	34,927 $	2,246
NetApp Inc (a)	118,948	1,609	General Electric Co	636,163	12,412
Seagate Technology	168,701	1,142	Honeywell International Inc	88,193	2,685
Western Digital Corp (a)	33,782	557	Illinois Tool Works Inc	2,184	73

		6,180	Parker Hannifin Corp	3	-

			SPX Corp	8,125	315
Containers - Metal & Glass (0.01%)
Greif Inc	1,400	57	Tyco International Ltd	61,205	1,547

					19,278

Containers - Paper & Plastic (0.02%)			Diversified Operations (0.03%)
Sonoco Products Co	5,849	147	Leucadia National Corp	7,436	200

Cosmetics & Toiletries (2.89%)			E-Commerce - Products (0.19%)
Avon Products Inc	81,947	2,035	Amazon.com Inc (a)	23,300	1,334
Bare Escentuals Inc (a)	8,903	37
Colgate-Palmolive Co	30,850	1,936	E-Commerce - Services (0.32%)
Procter & Gamble Co	248,301	16,025	eBay Inc (a)	104,115	1,590

		20,033	NetFlix Inc (a)	24,568	608

					2,198

Data Processing & Management (0.16%)
Acxiom Corp	2,012	16	Electric - Integrated (2.66%)
Broadridge Financial Solutions Inc	27,191	329	Constellation Energy Group Inc	12,760	309
Fidelity National Information Services Inc	12,228	184	Dominion Resources Inc/VA	38,788	1,407
SEI Investments Co	31,509	557	Duke Energy Corp	407,976	6,683

		1,086	Entergy Corp	7,422	579

			Exelon Corp	70,401	3,819
Dental Supplies & Equipment (0.03%)
Dentsply International Inc	7,526	229	FirstEnergy Corp	63,801	3,328
			FPL Group Inc	4,800	227
Diagnostic Equipment (0.00%)			Integrys Energy Group Inc	1,776	84
Gen-Probe Inc (a)	632	30	Northeast Utilities	10	-
			OGE Energy Corp	3,840	105
Diagnostic Kits (0.00%)			PPL Corp	55,699	1,828
Idexx Laboratories Inc (a)	952	34	Public Service Enterprise Group Inc	3,410	96

					18,465

Disposable Medical Products (0.05%)
CR Bard Inc	3,875	342	Electric Products - Miscellaneous (0.69%)
			Emerson Electric Co	147,183	4,817
Distribution & Wholesale (0.21%)
Ingram Micro Inc (a)	79,926	1,066	Electronic Components - Miscellaneous (0.00%)
Tech Data Corp (a)	17,167	368	Jabil Circuit Inc	1	-

		1,434

			Electronic Components - Semiconductors (2.12%)
Diversified Banking Institutions (4.33%)			Broadcom Corp (a)	67,529	1,153
Bank of America Corp	428,410	10,354	Intel Corp	597,422	9,559
Citigroup Inc	394,055	5,379	LSI Corp (a)	128,333	494
JP Morgan Chase & Co	293,571	12,110	Texas Instruments Inc	181,497	3,550

Morgan Stanley	127,125	2,221			14,756

		30,064

			Electronic Design Automation (0.01%)
Diversified Financial Services (0.04%)			Cadence Design Systems Inc (a)	15,364	63
IntercontinentalExchange Inc (a)	2,967	254	Mentor Graphics Corp (a)	4,529	33

					96

See accompanying notes

257

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Forms (0.50%)			Hospital Beds & Equipment (0.04%)
Adobe Systems Inc (a)	129,169 $	3,441	Hill-Rom Holdings Inc	12,720 $	290

Engineering - Research & Development Services (0.11%)			Human Resources (0.15%)
Fluor Corp	18,964	757	Manpower Inc	32,713	1,018
			MPS Group Inc (a)	1,679	13

Enterprise Software & Services (0.67%)					1,031

Advent Software Inc (a)	4,933	93
			Independent Power Producer (0.21%)
Oracle Corp (a)	247,638	4,529
			Mirant Corp (a)	24,755	434
Sybase Inc (a)	500	13

			NRG Energy Inc (a)	44,365	1,031

		4,635

					1,465

Fiduciary Banks (0.87%)
			Industrial Gases (0.12%)
Bank of New York Mellon Corp/The	132,143	4,308
			Air Products & Chemicals Inc	13,957	811
Northern Trust Corp	568	32
State Street Corp	38,783	1,681

			Instruments - Scientific (0.10%)
		6,021	Thermo Fisher Scientific Inc (a)	17,678	718

Finance - Credit Card (0.27%)
American Express Co	61,600	1,694	Internet Security (0.33%)
Discover Financial Services	13,993	171	Symantec Corp (a)	96,604	1,215

		1,865	VeriSign Inc (a)	51,600	1,094

					2,309

Finance - Investment Banker & Broker (0.18%)
Merrill Lynch & Co Inc	65,585	1,219	Investment Management & Advisory Services (1.46%)
			Ameriprise Financial Inc	74,174	1,602
Finance - Other Services (0.49%)			BlackRock Inc	14,219	1,867
CME Group Inc	11,247	3,173	Eaton Vance Corp	110,305	2,427
NYSE Euronext	7,485	226	Federated Investors Inc	15,500	375

		3,399	Franklin Resources Inc	4,525	308

			Invesco Ltd	39,607	591
Food - Confectionery (0.03%)
Hershey Co/The	5,658	211	Legg Mason Inc	28,668	636
			T Rowe Price Group Inc	58,350	2,307

Food - Meat Products (0.53%)					10,113

Hormel Foods Corp	27,985	791	Life & Health Insurance (0.27%)
Smithfield Foods Inc (a)	16,570	174	Lincoln National Corp	14,406	248
Tyson Foods Inc	308,200	2,694	Prudential Financial Inc	55,269	1,658

		3,659			1,906

Food - Miscellaneous/Diversified (0.07%)			Machinery - Construction & Mining (0.79%)
Corn Products International Inc	19,938	485	Bucyrus International Inc	18,881	456
			Caterpillar Inc	103,012	3,932
Food - Retail (0.74%)
			Joy Global Inc	33,507	971
Kroger Co/The	165,347	4,540
			Terex Corp (a)	6,883	115

Safeway Inc	15,396	328
					5,474

SUPERVALU Inc	10,013	143
Whole Foods Market Inc	11,383	122	Machinery - Farm (0.47%)

		5,133	AGCO Corp (a)(b)	46,617	1,469

			Deere & Co	46,484	1,793

Garden Products (0.01%)
					3,262

Toro Co	2,664	90
			Machinery - Pumps (0.02%)
Health Care Cost Containment (0.08%)			Flowserve Corp	2,741	156
McKesson Corp	16,029	590

See accompanying notes

258

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery Tools & Related Products (0.00%)			Metal - Aluminum (0.06%)
Lincoln Electric Holdings Inc	677 $	29	Alcoa Inc	38,571 $	444

Medical - Biomedical/Gene (2.70%)			Miscellaneous Manufacturers (0.03%)
Amgen Inc (a)	89,232	5,344	Aptargroup Inc	7,900	240
Biogen Idec Inc (a)	66,357	2,824
Celgene Corp (a)	19,549	1,256	Multi-Line Insurance (0.95%)
Gilead Sciences Inc (a)	183,333	8,406	Allstate Corp/The	27,305	721
PDL BioPharma Inc	97,016	946	CNA Financial Corp	4,722	73

		18,776	Hartford Financial Services Group Inc	12,202	126

			Loews Corp	22,643	752
Medical - Drugs (6.15%)
			MetLife Inc	139,959	4,649
Abbott Laboratories	58,544	3,229
			Old Republic International Corp	33,825	312

Allergan Inc/United States	19,044	756
					6,633

Bristol-Myers Squibb Co	62,220	1,279
Eli Lilly & Co	204,829	6,927	Multimedia (1.70%)
King Pharmaceuticals Inc (a)	20,474	180	News Corp	8,794	93
Merck & Co Inc/NJ	287,291	8,892	Time Warner Inc	765,584	7,725
Pfizer Inc	939,823	16,644	Walt Disney Co/The	153,973	3,988

Schering-Plough Corp	88,141	1,277			11,806

Wyeth	108,836	3,502	Networking Products (1.35%)

		42,686	Cisco Systems Inc (a)	527,057	9,366

Medical - HMO (0.25%)			Juniper Networks Inc (a)	762	14

UnitedHealth Group Inc	64,622	1,533			9,380

WellPoint Inc (a)	5,839	227	Office Furnishings - Original (0.01%)

		1,760	Herman Miller Inc	2,300	51

Medical - Nursing Homes (0.01%)
			Oil - Field Services (1.78%)
Kindred Healthcare Inc (a)	3,439	50
			Baker Hughes Inc	53,910	1,884
Medical - Wholesale Drug Distribution (0.37%)			BJ Services Co	13,582	175
AmerisourceBergen Corp	65,965	2,063	Exterran Holdings Inc (a)	8,311	186
Cardinal Health Inc	12,790	488	Halliburton Co	273,436	5,411

		2,551	Schlumberger Ltd	84,319	4,355

			SEACOR Holdings Inc (a)	331	22
Medical Information Systems (0.03%)
			Smith International Inc	6,806	235
Cerner Corp (a)	5,282	197
			Weatherford International Ltd (a)	5,329	90

					12,358

Medical Instruments (0.90%)
Boston Scientific Corp (a)	238,493	2,154	Oil Company - Exploration & Production (3.47%)
Intuitive Surgical Inc (a)	441	76	Anadarko Petroleum Corp	18,891	667
Medtronic Inc	76,900	3,101	Apache Corp	61,776	5,086
St Jude Medical Inc (a)	24,085	916	Cabot Oil & Gas Corp	22,221	624

		6,247	Cimarex Energy Co	4,527	183

			Continental Resources Inc/OK (a)	392	13
Medical Products (2.59%)
Baxter International Inc	11,677	706	Devon Energy Corp	75,639	6,116
Becton Dickinson & Co	20,093	1,395	EOG Resources Inc	32,042	2,593
Covidien Ltd	111,407	4,934	Mariner Energy Inc (a)	4,816	69
Johnson & Johnson	157,066	9,634	Noble Energy Inc	17,100	886
Varian Medical Systems Inc (a)	27,523	1,253	Occidental Petroleum Corp	100,135	5,561
Zimmer Holdings Inc (a)	2,023	94	Pioneer Natural Resources Co	21,941	611

		18,016	St Mary Land & Exploration Co	9,495	236

			Ultra Petroleum Corp (a)	19,561	911

See accompanying notes

259

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Regional Banks (continued)
(continued)			PNC Financial Services Group Inc	21,296 $	1,420
W&T Offshore Inc	26,851 $	515

			SunTrust Banks Inc	48,629	1,952
		24,071

			US Bancorp	95,106	2,835
Oil Company - Integrated (7.08%)			Wells Fargo & Co	332,032	11,306

Chevron Corp	125,714	9,378			19,726

ConocoPhillips	94,162	4,898
			Reinsurance (0.09%)
Exxon Mobil Corp	394,467	29,238
			Reinsurance Group of America Inc	17,110	639
Hess Corp	42,400	2,553
Marathon Oil Corp	32,149	936	REITS - Apartments (0.32%)
Murphy Oil Corp	42,900	2,172	AvalonBay Communities Inc	26,568	1,887

		49,175	Essex Property Trust Inc	3,261	317

Oil Field Machinery & Equipment (0.32%)					2,204

Cameron International Corp (a)	19,467	473	REITS - Healthcare (0.21%)
FMC Technologies Inc (a)	44,332	1,551	Nationwide Health Properties Inc	49,446	1,475
National Oilwell Varco Inc (a)	6,192	185

		2,209	REITS - Office Property (0.04%)

			Boston Properties Inc	2,725	193
Oil Refining & Marketing (0.76%)
			Kilroy Realty Corp	3,200	103

Sunoco Inc	24,630	751
					296

Tesoro Corp	98,539	953
Valero Energy Corp	172,229	3,545	REITS - Regional Malls (0.47%)

		5,249	Macerich Co/The	42,467	1,249

			Simon Property Group Inc	30,463	2,042

Optical Supplies (0.02%)
					3,291

Advanced Medical Optics Inc (a)	18,553	114
			REITS - Shopping Centers (0.10%)
Paper & Related Products (0.12%)			Developers Diversified Realty Corp	24,456	322
International Paper Co	49,113	846	Kimco Realty Corp	10,081	228
			Regency Centers Corp	3,714	146

Pharmacy Services (0.77%)					696

Express Scripts Inc (a)	26,419	1,601
Medco Health Solutions Inc (a)	98,105	3,723	REITS - Warehouse & Industrial (0.10%)

		5,324	AMB Property Corp	28,314	680

Property & Casualty Insurance (0.90%)			Rental - Auto & Equipment (0.01%)
Chubb Corp	38,302	1,985	Avis Budget Group Inc (a)	26,099	43
Fidelity National Financial Inc	30,008	270
First American Corp	13,223	270	Retail - Apparel & Shoe (0.77%)
Progressive Corp/The	6,184	88	Aeropostale Inc (a)	114,621	2,775
Travelers Cos Inc/The	84,745	3,606	Ross Stores Inc	61,963	2,025

		6,219	Urban Outfitters Inc (a)	23,772	517

					5,317

Publishing - Newspapers (0.06%)
Gannett Co Inc	39,301	432	Retail - Computer Equipment (0.14%)
			GameStop Corp (a)	35,418	970
Real Estate Management & Services (0.10%)
Jones Lang LaSalle Inc	20,852	686	Retail - Consumer Electronics (0.28%)
			Best Buy Co Inc	73,667	1,975
Regional Banks (2.84%)
Capital One Financial Corp	42,175	1,650	Retail - Discount (3.54%)
Fifth Third Bancorp	12,131	131	Big Lots Inc (a)	37,215	909
Huntington Bancshares Inc/OH	36,724	347	BJ's Wholesale Club Inc (a)	88,629	3,120
Keycorp	6,968	85	Costco Wholesale Corp	119,021	6,785

See accompanying notes

260

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (continued)			Tobacco (continued)
Dollar Tree Inc (a)	53,513 $	2,035	Universal Corp/Richmond VA	4,560 $	181
Family Dollar Stores Inc	26,106	702	UST Inc	16,836	1,138

Target Corp	30,330	1,217			22,770

Wal-Mart Stores Inc	175,594	9,800

			Transport - Rail (0.96%)
		24,568	Burlington Northern Santa Fe Corp	15,809	1,408

Retail - Drug Store (0.26%)			CSX Corp	15,542	711
CVS/Caremark Corp	58,729	1,800	Norfolk Southern Corp	26,266	1,574
			Union Pacific Corp	44,243	2,954

Retail - Major Department Store (0.20%)					6,647

TJX Cos Inc	51,987	1,391
			Transport - Services (0.83%)
Retail - Restaurants (2.06%)			CH Robinson Worldwide Inc	10,642	551
McDonald's Corp	213,400	12,362	Expeditors International of Washington Inc	30,537	997
Panera Bread Co (a)	2,200	100	FedEx Corp	20,451	1,337
Starbucks Corp (a)	11,185	147	United Parcel Service Inc	54,162	2,859

Yum! Brands Inc	59,571	1,728			5,744

		14,337	Transport - Truck (0.82%)

Savings & Loans - Thrifts (0.27%)			JB Hunt Transport Services Inc	121,277	3,448
Hudson City Bancorp Inc	98,897	1,860	Landstar System Inc	22,766	879
			Werner Enterprises Inc	61,310	1,203
Schools (0.09%)			YRC Worldwide Inc (a)	38,744	177

Apollo Group Inc (a)	8,745	608			5,707

Software Tools (0.07%)			Vitamins & Nutrition Products (0.18%)
VMware Inc (a)	16,045	497	Herbalife Ltd	46,916	1,146
			NBTY Inc (a)	3,300	77

Steel - Producers (0.06%)					1,223

Schnitzer Steel Industries Inc	2,687	72	Web Portals (1.27%)
United States Steel Corp	9,422	348	Google Inc (a)	22,007	7,908

		420	Yahoo! Inc (a)	73,752	946

Telecommunication Equipment (0.03%)					8,854

Adtran Inc	113	2	Wireless Equipment (0.70%)
Tellabs Inc (a)	47,490	201	Motorola Inc	127,766	686

		203	Qualcomm Inc	108,330	4,145

Telecommunication Services (0.02%)					4,831

Virgin Media Inc	22,857	132
			TOTAL COMMON STOCKS	$ 672,331

Telephone - Integrated (3.61%)				Principal
AT&T Inc (b)	547,062	14,645		Amount	Value

Sprint Nextel Corp	379,893	1,189		(000's)	(000's)

Verizon Communications Inc	310,165	9,203	REPURCHASE AGREEMENTS (2.78%)

		25,037	Money Center Banks (2.78%)

			Investment in Joint Trading Account; Bank
Television (0.39%)			of America Repurchase Agreement;
CBS Corp	280,190	2,721	0.15%; dated 10/31/2008 maturing
			11/03/2008 (collateralized by Sovereign
Tobacco (3.28%)			Agency Issues; $9,920,000; 2.75% -
Altria Group Inc	312,367	5,994	5.38%; dated 11/28/08 - 02/13/17)	$ 9,631$	9,630
Lorillard Inc	85,015	5,599
Philip Morris International Inc	226,779	9,858

See accompanying notes

261

Schedule of Investments LargeCap Blend Fund I October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $9,920,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	$ 9,631$	9,631

		19,261

TOTAL REPURCHASE AGREEMENTS	$ 19,261

Total Investments	$ 691,592
Other Assets in Excess of Liabilities, Net - 0.39%		2,722

TOTAL NET ASSETS - 100.00%	$ 694,314

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,630 or 0.52% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,636
Unrealized Depreciation		(238,337)

Net Unrealized Appreciation (Depreciation)		(229,701)
Cost for federal income tax purposes		921,293
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		24.69%
Financial		17.59%
Energy		13.66%
Communications		10.78%
Technology		10.41%
Industrial		9.79%
Consumer, Cyclical		7.72%
Utilities		2.87%
Basic Materials		2.07%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		0.39%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		2.18%

See accompanying notes

262

Schedule of Investments
LargeCap Blend Fund I
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; December 2008	Buy	313	$ 17,199	$ 15,138	$ (2,061)
All dollar amounts are shown in thousands (000's)

See accompanying notes

263

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.74%)			COMMON STOCKS (continued)
Advertising Agencies (0.28%)			Beverages - Non-Alcoholic (continued)
Omnicom Group Inc	62,300 $	1,840	Dr Pepper Snapple Group Inc (a)	40,100 $	918
			PepsiCo Inc	141,200	8,050

Advertising Sales (0.05%)					18,715

Lamar Advertising Co (a)	21,200	322
			Brewery (0.50%)
Aerospace & Defense (1.69%)			Anheuser-Busch Cos Inc	52,700	3,269
Boeing Co	44,700	2,336
			Broadcasting Services & Programming (0.12%)
General Dynamics Corp	39,740	2,397
			Discovery Communications Inc - A Shares (a)	26,850	366
Lockheed Martin Corp	30,200	2,569
			Discovery Communications Inc - C Shares (a)	32,550	434

Northrop Grumman Corp	28,700	1,346
					800

Raytheon Co	22,600	1,155
Rockwell Collins Inc	31,800	1,184	Building - Residential & Commercial (0.16%)

		10,987	Lennar Corp	131,100	1,015

Aerospace & Defense Equipment (0.76%)			Building Products - Wood (0.14%)
United Technologies Corp	89,900	4,941	Masco Corp	88,900	902

Agricultural Chemicals (0.82%)			Cable TV (0.53%)
CF Industries Holdings Inc	4,400	282	Cablevision Systems Corp	32,100	569
Monsanto Co	50,600	4,502	Scripps Networks Interactive	6,700	190
Potash Corp of Saskatchewan	6,200	529	Shaw Communications Inc	15,000	267

		5,313	Time Warner Cable Inc (a)	125,000	2,448

Agricultural Operations (0.10%)					3,474

Archer-Daniels-Midland Co	29,800	618
			Casino Hotels (0.34%)
			Las Vegas Sands Corp (a)	21,300	302
Airlines (0.10%)
			Melco Crown Entertainment Ltd ADR (a)	122,600	503
Southwest Airlines Co	55,000	648
			MGM Mirage (a)	40,736	670
Apparel Manufacturers (0.15%)			Wynn Resorts Ltd	12,200	737

Coach Inc (a)	48,900	1,007			2,212

			Casino Services (0.22%)
Applications Software (2.66%)
			International Game Technology	102,400	1,434
Microsoft Corp	644,600	14,394
Red Hat Inc (a)	143,500	1,910	Cellular Telecommunications (0.29%)
Salesforce.com Inc (a)	33,900	1,049	MetroPCS Communications Inc (a)	118,500	1,628

		17,353	NII Holdings Inc (a)	10,100	260

Athletic Footwear (0.18%)					1,888

Nike Inc	20,300	1,170	Chemicals - Diversified (0.64%)
			Dow Chemical Co/The	32,200	859
Audio & Video Products (0.02%)
			EI Du Pont de Nemours & Co	103,500	3,312

Harman International Industries Inc	7,700	141
					4,171

Auto - Car & Light Trucks (0.09%)			Chemicals - Specialty (0.12%)
General Motors Corp	105,600	610	International Flavors & Fragrances Inc	10,100	322
			Sigma-Aldrich Corp	10,800	474

Auto/Truck Parts & Equipment - Original (0.08%)					796

Johnson Controls Inc	30,900	548
			Coal (0.36%)
Beverages - Non-Alcoholic (2.87%)			Arch Coal Inc	9,800	210
Coca-Cola Co/The	195,700	8,622	Consol Energy Inc	35,800	1,124
Coca-Cola Enterprises Inc	111,900	1,125

See accompanying notes

264

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coal (continued)			Data Processing & Management (0.09%)
Peabody Energy Corp	29,800 $	1,028	Fiserv Inc (a)	17,000 $	567

		2,362

			Dialysis Centers (0.08%)
Coatings & Paint (0.06%)
			DaVita Inc (a)	8,800	499
Sherwin-Williams Co/The	6,400	364
			Disposable Medical Products (0.10%)
Commercial Banks (0.42%)
			CR Bard Inc	7,600	671
BB&T Corp	7,000	251
First Horizon National Corp	112,538	1,341	Diversified Banking Institutions (5.34%)
Marshall & Ilsley Corp	63,298	1,141	Bank of America Corp	405,970	9,812

		2,733	Citigroup Inc	448,400	6,121

Commercial Services (0.02%)			Goldman Sachs Group Inc/The	40,400	3,737
Quanta Services Inc (a)	7,200	142	JP Morgan Chase & Co	304,128	12,545
			Morgan Stanley	146,500	2,560

Commercial Services - Finance (1.02%)					34,775

Automatic Data Processing Inc	51,900	1,814
			Diversified Financial Services (0.09%)
H&R Block Inc	122,000	2,406
			IntercontinentalExchange Inc (a)	6,500	556
Mastercard Inc	4,500	665
Moody's Corp	7,500	192	Diversified Manufacturing Operations (4.37%)
Paychex Inc	24,300	693	3M Co	61,700	3,967
Western Union Co/The	59,100	902	Danaher Corp	76,000	4,502

		6,672	General Electric Co	687,800	13,419

Computer Aided Design (0.52%)			Honeywell International Inc	45,200	1,376
Autodesk Inc (a)	157,700	3,361	Illinois Tool Works Inc	55,600	1,857
			ITT Corp	20,500	912
Computer Services (0.42%)			Leggett & Platt Inc	13,800	240
Accenture Ltd	69,000	2,280	Tyco International Ltd	86,525	2,188

Computer Sciences Corp (a)	15,500	468			28,461

		2,748

			E-Commerce - Products (0.55%)
Computers (4.15%)			Amazon.com Inc (a)	62,100	3,555
Apple Inc (a)	73,500	7,908
Dell Inc (a)	225,000	2,734	E-Commerce - Services (0.11%)
Hewlett-Packard Co	181,700	6,955	Expedia Inc (a)	75,600	719
IBM Corp	101,300	9,418

			Electric - Generation (0.07%)
		27,015

			AES Corp/The (a)	55,000	438
Computers - Memory Devices (0.30%)
EMC Corp/Massachusetts (a)	164,500	1,938	Electric - Integrated (2.74%)
			Constellation Energy Group Inc	23,300	564
Consumer Products - Miscellaneous (0.88%)			Duke Energy Corp	23,300	382
Clorox Co	23,000	1,399	Entergy Corp	42,200	3,294
Fortune Brands Inc	34,200	1,304	Exelon Corp	28,400	1,540
Kimberly-Clark Corp	49,400	3,028	FirstEnergy Corp	55,000	2,869

		5,731	FPL Group Inc	14,800	699

Cosmetics & Toiletries (2.67%)			PG&E Corp	19,000	697
Avon Products Inc	63,200	1,569	PPL Corp	86,300	2,832
Colgate-Palmolive Co	15,600	979	Progress Energy Inc	23,600	929
Procter & Gamble Co	229,857	14,835	Public Service Enterprise Group Inc	85,600	2,410

		17,383	TECO Energy Inc	72,800	840

See accompanying notes

265

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Food - Retail (0.23%)
Xcel Energy Inc	46,800 $	815	Kroger Co/The	34,400 $	945

		17,871	SUPERVALU Inc	32,700	466

			Whole Foods Market Inc	10,100	108

Electronic Components - Miscellaneous (0.47%)
Tyco Electronics Ltd	156,625	3,045			1,519

			Food - Wholesale & Distribution (0.24%)
Electronic Components - Semiconductors (1.62%)			Sysco Corp	59,900	1,569
Broadcom Corp (a)	80,500	1,375
Intel Corp	302,600	4,842	Forestry (0.11%)
MEMC Electronic Materials Inc (a)	19,200	353	Weyerhaeuser Co	18,300	699
National Semiconductor Corp	49,900	657
Texas Instruments Inc	140,400	2,746	Gas - Distribution (0.53%)
Xilinx Inc	31,900	587	Centerpoint Energy Inc	37,900	437

		10,560	NiSource Inc	21,800	282

			Sempra Energy	64,400	2,743

Electronic Forms (0.06%)
					3,462

Adobe Systems Inc (a)	14,700	392
			Gold Mining (0.08%)
Electronic Measurement Instruments (0.12%)			Agnico-Eagle Mines Ltd	18,600	514
Agilent Technologies Inc (a)	35,200	781
			Health Care Cost Containment (0.22%)
Engineering - Research & Development Services (0.12%)			McKesson Corp	39,600	1,457
Fluor Corp	17,000	679
McDermott International Inc (a)	7,200	123	Hotels & Motels (0.32%)

		802	Marriott International Inc/DE	100,700	2,102

Enterprise Software & Services (0.33%)			Human Resources (0.10%)
Oracle Corp (a)	119,000	2,177	Monster Worldwide Inc (a)	10,300	147
			Robert Half International Inc	26,200	494

Entertainment Software (0.12%)
					641

Electronic Arts Inc (a)	34,100	777
			Independent Power Producer (0.35%)
Fiduciary Banks (0.65%)			Dynegy Inc (a)	197,600	719
Bank of New York Mellon Corp/The	50,700	1,653	NRG Energy Inc (a)	68,400	1,591

Northern Trust Corp	11,300	636			2,310

State Street Corp	44,300	1,921

			Industrial Gases (0.45%)
		4,210	Praxair Inc	45,400	2,958

Finance - Credit Card (0.25%)
American Express Co	59,200	1,628	Instruments - Scientific (0.11%)
			Waters Corp (a)	16,800	736
Finance - Investment Banker & Broker (0.40%)
Charles Schwab Corp/The	9,300	178	Insurance Brokers (0.43%)
Merrill Lynch & Co Inc	129,800	2,413	Aon Corp	57,100	2,415

		2,591	Marsh & McLennan Cos Inc	12,400	364

					2,779

Finance - Other Services (0.18%)
CME Group Inc	4,070	1,148	Internet Security (0.17%)
			VeriSign Inc (a)	52,200	1,107
Food - Miscellaneous/Diversified (0.83%)
Kraft Foods Inc	141,042	4,110	Investment Management & Advisory Services (0.67%)
Sara Lee Corp	115,500	1,291	Ameriprise Financial Inc	69,700	1,506

		5,401	Franklin Resources Inc	10,800	734

			Invesco Ltd	130,700	1,949

See accompanying notes

266

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical Instruments (continued)
(continued)			St Jude Medical Inc (a)	33,000 $	1,255

Janus Capital Group Inc	17,300 $	203

					7,757

		4,392

			Medical Products (3.36%)
Life & Health Insurance (0.25%)			Baxter International Inc	59,100	3,575
Aflac Inc	22,800	1,010
			Becton Dickinson & Co	20,000	1,388
Prudential Financial Inc	20,700	621

			Covidien Ltd	52,725	2,335
		1,631

			Hospira Inc (a)	11,500	320
Machinery - Construction & Mining (0.10%)			Johnson & Johnson	211,300	12,961
Terex Corp (a)	40,200	671	Stryker Corp	24,600	1,315

					21,894

Machinery - Farm (0.40%)
Deere & Co	66,900	2,580	Metal - Aluminum (0.12%)
			Alcoa Inc	68,400	787
Medical - Biomedical/Gene (2.40%)
Amgen Inc (a)	80,500	4,821	Metal - Diversified (0.15%)
			Freeport-McMoRan Copper & Gold Inc	32,810	955
Biogen Idec Inc (a)	23,800	1,013
Celgene Corp (a)	46,400	2,982
			Metal - Iron (0.06%)
Genentech Inc (a)	6,400	531
			Cliffs Natural Resources Inc	14,300	386
Genzyme Corp (a)	7,500	546
Gilead Sciences Inc (a)	125,700	5,763	Metal Processors & Fabrication (0.06%)

		15,656	Precision Castparts Corp	6,500	421

Medical - Drugs (4.34%)
			Motion Pictures & Services (0.01%)
Abbott Laboratories	106,300	5,862
			Ascent Media Corp (a)	2,685	68
Allergan Inc/United States	38,400	1,523
Bristol-Myers Squibb Co	154,200	3,169	Motorcycle/Motor Scooter (0.19%)
Cephalon Inc (a)	8,800	631	Harley-Davidson Inc	50,600	1,239
Eli Lilly & Co	68,300	2,310
Merck & Co Inc/NJ	196,500	6,082	Multi-Line Insurance (0.61%)
Pfizer Inc	141,700	2,510	ACE Ltd	18,500	1,061
Schering-Plough Corp	139,300	2,019	Assurant Inc	8,700	222
Wyeth	130,000	4,183	Loews Corp	35,400	1,175

		28,289	MetLife Inc	45,900	1,525

					3,983

Medical - HMO (0.97%)
Aetna Inc	28,300	704	Multimedia (1.28%)
Cigna Corp	34,800	567	Liberty Media Corp - Entertainment (a)	11,000	177
Humana Inc (a)	47,300	1,399	McGraw-Hill Cos Inc/The	14,100	379
UnitedHealth Group Inc	49,500	1,175	News Corp	80,000	851
WellPoint Inc (a)	64,000	2,488	Time Warner Inc	387,100	3,906

		6,333	Viacom Inc (a)	24,700	499

			Walt Disney Co/The	98,200	2,543

Medical - Wholesale Drug Distribution (0.21%)
AmerisourceBergen Corp	35,100	1,097			8,355

Cardinal Health Inc	6,200	237	Networking Products (1.06%)

		1,334	Cisco Systems Inc (a)	214,900	3,819

			Juniper Networks Inc (a)	163,200	3,058

Medical Instruments (1.19%)
Boston Scientific Corp (a)	119,800	1,082			6,877

Intuitive Surgical Inc (a)	4,900	847	Non-Hazardous Waste Disposal (0.40%)
Medtronic Inc	113,400	4,573	Allied Waste Industries Inc (a)	206,000	2,146

See accompanying notes

267

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (continued)			Pipelines (continued)
Republic Services Inc	18,100 $	429	Williams Cos Inc	36,700 $	769

		2,575			2,623

Oil - Field Services (1.74%)			Property & Casualty Insurance (0.71%)
Baker Hughes Inc	58,400	2,041	Chubb Corp	36,300	1,881
BJ Services Co	68,000	874	Travelers Cos Inc/The	64,471	2,743

Schlumberger Ltd	152,300	7,866			4,624

Smith International Inc	17,000	586

			Radio (0.02%)
		11,367	Sirius XM Radio Inc (a)	367,140	124

Oil & Gas Drilling (0.49%)
Nabors Industries Ltd (a)	37,100	534	Regional Banks (3.25%)
Transocean Inc	32,650	2,688	Capital One Financial Corp	16,400	641

		3,222	Fifth Third Bancorp	136,000	1,476

			Keycorp	71,200	871
Oil Company - Exploration & Production (1.73%)
			National City Corp (a)(b)(c)(d)	84,353	228
Devon Energy Corp	27,800	2,248
			National City Corp	265,800	718
EOG Resources Inc	28,600	2,314
			PNC Financial Services Group Inc	38,100	2,540
Newfield Exploration Co (a)	24,200	556
			SunTrust Banks Inc	16,600	666
Noble Energy Inc	5,800	301
			US Bancorp	159,000	4,740
Occidental Petroleum Corp	47,200	2,622
			Wachovia Corp	162,800	1,043
Range Resources Corp	13,700	578
			Wells Fargo & Co	242,200	8,247

XTO Energy Inc	73,357	2,637

					21,170

		11,256

			Reinsurance (0.15%)
Oil Company - Integrated (7.97%)
			Axis Capital Holdings Ltd	33,500	954
Chevron Corp	181,000	13,503
ConocoPhillips	68,400	3,558	REITS - Apartments (0.25%)
Exxon Mobil Corp	434,300	32,190	Equity Residential	46,700	1,631
Murphy Oil Corp	52,800	2,674

		51,925	REITS - Office Property (0.24%)

			Boston Properties Inc	22,400	1,588
Oil Field Machinery & Equipment (0.37%)
FMC Technologies Inc (a)	46,700	1,634
			REITS - Regional Malls (0.36%)
National Oilwell Varco Inc (a)	24,947	746	Simon Property Group Inc	34,500	2,313

		2,380

Oil Refining & Marketing (0.37%)			REITS - Warehouse & Industrial (0.05%)
Sunoco Inc	43,300	1,320	Prologis	24,400	342
Valero Energy Corp	52,900	1,089

			Retail - Apparel & Shoe (0.06%)
		2,409

			American Eagle Outfitters Inc	37,500	417
Paper & Related Products (0.23%)
International Paper Co	64,600	1,112	Retail - Bedding (0.52%)
MeadWestvaco Corp	25,500	358	Bed Bath & Beyond Inc (a)	131,400	3,386

		1,470

			Retail - Building Products (1.07%)
Pharmacy Services (0.48%)			Home Depot Inc	141,900	3,347
Express Scripts Inc (a)	9,500	576	Lowe's Cos Inc	167,000	3,624

Medco Health Solutions Inc (a)	67,500	2,561			6,971

		3,137

			Retail - Computer Equipment (0.03%)
Pipelines (0.40%)			GameStop Corp (a)	6,300	173
Spectra Energy Corp	95,900	1,854

See accompanying notes

268

Schedule of Investments
LargeCap Blend Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (1.95%)			Tobacco (continued)
Costco Wholesale Corp	38,500 $	2,195	Lorillard Inc	20,600 $	1,357
Target Corp	10,600	425	Philip Morris International Inc	182,400	7,929

Wal-Mart Stores Inc	180,200	10,057			11,247

		12,677

			Tools - Hand Held (0.05%)
Retail - Drug Store (0.79%)			Stanley Works/The	10,500	344
CVS/Caremark Corp	130,294	3,993
Walgreen Co	45,400	1,156	Toys (0.10%)

		5,149	Mattel Inc	44,000	661

Retail - Regional Department Store (0.52%)			Transport - Rail (1.21%)
Kohl's Corp (a)	97,100	3,411	Burlington Northern Santa Fe Corp	18,900	1,683
			Canadian National Railway Co	19,500	843
Retail - Restaurants (1.19%)
			CSX Corp	27,400	1,253
McDonald's Corp	78,300	4,536
			Norfolk Southern Corp	6,900	414
Starbucks Corp (a)	55,800	733
			Union Pacific Corp	55,400	3,699

Yum! Brands Inc	84,500	2,451

					7,892

		7,720

			Transport - Services (0.68%)
Schools (0.17%)
			Expeditors International of Washington Inc	66,200	2,161
Apollo Group Inc (a)	15,800	1,098
			United Parcel Service Inc	43,400	2,291

					4,452

Semiconductor Component - Integrated Circuits (0.34%)
Analog Devices Inc	34,600	739	Web Portals (1.13%)
Marvell Technology Group Ltd (a)	216,100	1,504	Google Inc (a)	20,500	7,367

		2,243

			Wireless Equipment (1.52%)
Semiconductor Equipment (0.30%)
			American Tower Corp (a)	48,792	1,577
Applied Materials Inc	119,300	1,540
			Crown Castle International Corp (a)	51,600	1,092
Kla-Tencor Corp	18,200	423

			Motorola Inc	238,000	1,278
		1,963

			Qualcomm Inc	155,300	5,942

Steel - Producers (0.19%)					9,889

Nucor Corp	30,300	1,227
			TOTAL COMMON STOCKS		$ 643,316

Telecommunication Equipment (0.16%)				Principal
Alcatel-Lucent ADR	355,712	914		Amount	Value
Tellabs Inc (a)	36,300	154		(000's)	(000's)

		1,068	COMMERCIAL PAPER (0.05%)

			U.S. Treasury Bill (0.05%)
Telecommunication Equipment - Fiber Optics (0.21%)
			1.40%, 4/23/2009 (e)	$ 300	299

Corning Inc	26,572	288
JDS Uniphase Corp (a)	200,900	1,097	TOTAL COMMERCIAL PAPER		$ 299

		1,385	SHORT TERM INVESTMENTS (0.09%)

			Commercial Paper (0.09%)
Telephone - Integrated (2.35%)
AT&T Inc	490,810	13,139	United States Treasury Bill
			1.80%, 11/13/2008 (e)	$ 600 $	600

Sprint Nextel Corp	563,300	1,763
			TOTAL SHORT TERM INVESTMENTS		$ 600
Verizon Communications Inc	14,600	433

		15,335	Total Investments		$ 644,215

			Other Assets in Excess of Liabilities, Net - 1.12%		7,314

Therapeutics (0.07%)
Warner Chilcott Ltd (a)	30,500	423	TOTAL NET ASSETS - 100.00%		$ 651,529

Tobacco (1.73%)
Altria Group Inc	102,200	1,961

See accompanying notes

269

	Schedule of Investments
	LargeCap Blend Fund II
	October 31, 2008
(a) Non-Income Producing Security
(b)	Restricted Security. At the end of the period, the value of this security totaled $228 or 0.03% of net assets. The security was purchased on April
28, 2008 at a cost of $422 ($5.00 per share).
(c) Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $228 or 0.03% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $899 or 0.14% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 34,923
Unrealized Depreciation	(235,747)

Net Unrealized Appreciation (Depreciation)	(200,824)
Cost for federal income tax purposes	845,039
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.71%
Financial	14.28%
Energy	13.44%
Technology	10.91%
Industrial	10.68%
Communications	9.84%
Consumer, Cyclical	8.17%
Utilities	3.70%
Basic Materials	3.01%
Government	0.14%
Other Assets in Excess of Liabilities, Net	1.12%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.96%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; December 2008	Buy	130	$ 5,803	$ 6,286	$ 483
All dollar amounts are shown in thousands (000's)

See accompanying notes

270

Schedule of Investments
LargeCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.70%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.89%)			Food - Miscellaneous/Diversified (3.24%)
United Technologies Corp	722,200 $	39,692	General Mills Inc	1,004,400 $	68,038

Agricultural Chemicals (1.23%)			Forestry (1.16%)
Monsanto Co	291,056	25,898	Weyerhaeuser Co	635,100	24,274

Airlines (1.95%)			Instruments - Scientific (1.48%)
Delta Air Lines Inc (a)	3,739,290	41,057	Thermo Fisher Scientific Inc (a)	766,700	31,128

Athletic Footwear (2.32%)			Internet Security (1.20%)
Nike Inc	844,542	48,671	Symantec Corp (a)	2,008,600	25,268

Beverages - Non-Alcoholic (2.65%)			Medical - Biomedical/Gene (4.89%)
Coca-Cola Co/The	1,265,803	55,771	Amgen Inc (a)	816,900	48,924
			Gilead Sciences Inc (a)	1,174,700	53,860

Commercial Services - Finance (5.62%)					102,784

Mastercard Inc	282,481	41,756
			Medical - Drugs (2.36%)
Visa Inc	851,532	47,132
			Abbott Laboratories	897,748	49,511
Western Union Co/The	1,916,300	29,243

		118,131

			Medical - Generic Drugs (1.05%)
Computers (6.57%)			Teva Pharmaceutical Industries Ltd ADR	515,700	22,113
Apple Inc (a)	536,319	57,703
Hewlett-Packard Co	1,595,699	61,083	Medical Instruments (1.48%)
Research In Motion Ltd (a)	383,691	19,349	Intuitive Surgical Inc (a)	180,271	31,149

		138,135

			Medical Products (5.61%)
Diversified Banking Institutions (7.15%)			Baxter International Inc	1,104,800	66,829
Goldman Sachs Group Inc/The	431,328	39,898	Covidien Ltd	1,153,700	51,098

JP Morgan Chase & Co	2,678,205	110,476			117,927

		150,374

			Networking Products (2.52%)
E-Commerce - Products (1.60%)			Cisco Systems Inc (a)	2,985,480	53,052
Amazon.com Inc (a)	587,600	33,634
			Oil & Gas Drilling (1.63%)
Electric Products - Miscellaneous (1.80%)			Transocean Inc	415,300	34,192
Emerson Electric Co	1,152,700	37,728
			Oil Company - Exploration & Production (4.36%)
Energy - Alternate Sources (1.53%)			Chesapeake Energy Corp	1,433,500	31,494
First Solar Inc (a)	223,400	32,103	Devon Energy Corp	744,600	60,208

					91,702

Entertainment Software (1.48%)
Activision Blizzard Inc (a)	2,496,400	31,105	Optical Supplies (0.69%)
			Alcon Inc	164,055	14,457
Fiduciary Banks (1.74%)
State Street Corp	842,683	36,530	Paper & Related Products (1.02%)
			International Paper Co	1,250,600	21,535
Finance - Investment Banker & Broker (1.21%)
Merrill Lynch & Co Inc	1,370,500	25,478	Pharmacy Services (2.42%)
			Express Scripts Inc (a)	837,900	50,785
Finance - Other Services (1.21%)
CME Group Inc	90,000	25,394	Regional Banks (1.32%)
			Wells Fargo & Co	817,000	27,819

See accompanying notes

271

Schedule of Investments
LargeCap Growth Fund
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 77,630
Retail - Apparel & Shoe (1.09%)			Unrealized Depreciation	(509,853)

Guess ? Inc	1,049,322 $	22,844	Net Unrealized Appreciation (Depreciation)	(432,223)
			Cost for federal income tax purposes	2,482,347
Retail - Discount (4.82%)			All dollar amounts are shown in thousands (000's)
Wal-Mart Stores Inc	1,813,600	101,217
			Portfolio Summary (unaudited)

Retail - Restaurants (2.96%)			Sector	Percent

McDonald's Corp	1,075,500	62,304
			Consumer, Non-cyclical	30.01%
			Financial	16.48%
Semiconductor Equipment (1.03%)			Consumer, Cyclical	13.14%
Applied Materials Inc	1,675,300	21,628	Communications	10.94%
			Technology	9.08%
Transport - Rail (1.80%)			Energy	7.52%
			Industrial	6.97%
Union Pacific Corp	566,900	37,852	Basic Materials	3.41%
			Other Assets in Excess of Liabilities, Net	2.45%

Web Portals (1.96%)
			TOTAL NET ASSETS	100.00%

Google Inc (a)	114,390	41,107

Wireless Equipment (3.66%)
American Tower Corp (a)	705,200	22,785
Qualcomm Inc	1,413,300	54,073

		76,858

TOTAL COMMON STOCKS	$ 1,969,245

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (3.85%)
Money Center Banks (3.85%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $41,653,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	$ 40,440$	40,439
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $41,653,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	40,440	40,440

		80,879

TOTAL REPURCHASE AGREEMENTS	$ 80,879

Total Investments	$ 2,050,124
Other Assets in Excess of Liabilities, Net - 2.45%		51,568

TOTAL NET ASSETS - 100.00%	$ 2,101,692

(a) Non-Income Producing Security

See accompanying notes

272

Schedule of Investments
LargeCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.78%)			COMMON STOCKS (continued)
Agricultural Chemicals (1.61%)			Fiduciary Banks (2.04%)
Monsanto Co	151,300 $	13,463	State Street Corp	563,183 $	24,414
Potash Corp of Saskatchewan	68,100	5,806

		19,269	Finance - Investment Banker & Broker (0.66%)

			Charles Schwab Corp/The	410,737	7,853
Applications Software (3.81%)
Microsoft Corp	1,507,800	33,669	Health Care Cost Containment (1.03%)
Salesforce.com Inc (a)	382,100	11,830	McKesson Corp	335,900	12,358

		45,499

			Hotels & Motels (1.79%)
Casino Hotels (0.73%)
			Marriott International Inc/DE	1,026,700	21,427
Las Vegas Sands Corp (a)	289,100	4,102
MGM Mirage (a)	279,074	4,594

			Independent Power Producer (1.30%)
		8,696	NRG Energy Inc (a)	669,600	15,568

Casino Services (0.76%)
International Game Technology	648,200	9,075	Industrial Gases (2.15%)
			Praxair Inc	395,000	25,734
Cellular Telecommunications (1.31%)
MetroPCS Communications Inc (a)	1,141,570	15,685	Internet Security (0.57%)
			VeriSign Inc (a)	320,600	6,797
Computer Aided Design (0.80%)
Autodesk Inc (a)	450,700	9,604	Investment Management & Advisory Services (1.11%)
			Franklin Resources Inc	194,800	13,246
Computer Services (2.86%)
Accenture Ltd	1,033,700	34,164	Medical - Biomedical/Gene (9.31%)
			Amgen Inc (a)	112,400	6,732
Computers (4.87%)			Celgene Corp (a)	320,893	20,620
Apple Inc (a)	457,000	49,168	Genentech Inc (a)	396,400	32,877
Research In Motion Ltd (a)	178,600	9,007	Gilead Sciences Inc (a)	1,110,200	50,903

		58,175			111,132

Diversified Banking Institutions (2.60%)			Medical - Drugs (3.24%)
Goldman Sachs Group Inc/The	199,700	18,472	Allergan Inc/United States	560,800	22,247
Morgan Stanley	717,200	12,530	Wyeth	509,800	16,405

		31,002			38,652

Diversified Manufacturing Operations (4.35%)			Medical - HMO (1.21%)
Danaher Corp	877,300	51,971	Humana Inc (a)	489,300	14,478

E-Commerce - Products (4.91%)			Medical Instruments (1.83%)
Amazon.com Inc (a)	1,023,600	58,591	Medtronic Inc	541,900	21,855

E-Commerce - Services (0.72%)			Medical Products (2.62%)
Expedia Inc (a)	902,300	8,581	Baxter International Inc	197,100	11,923
			Stryker Corp	363,300	19,422

Electronic Components - Semiconductors (3.28%)					31,345

Broadcom Corp (a)	1,047,700	17,895
			Networking Products (4.01%)
Xilinx Inc	1,155,378	21,282

			Juniper Networks Inc (a)	2,553,120	47,846
		39,177

Entertainment Software (1.51%)			Oil - Field Services (3.05%)
Electronic Arts Inc (a)	792,800	18,060	Schlumberger Ltd	704,900	36,408

See accompanying notes

273

Schedule of Investments
LargeCap Growth Fund I
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 47,120
Oil Company - Exploration & Production (1.17%)			Unrealized Depreciation	(475,830)

EOG Resources Inc	172,400 $	13,951	Net Unrealized Appreciation (Depreciation)	(428,710)
			Cost for federal income tax purposes	1,620,334
Oil Company - Integrated (0.84%)			All dollar amounts are shown in thousands (000's)
Suncor Energy Inc	419,900	10,044
			Portfolio Summary (unaudited)

Pharmacy Services (2.17%)			Sector	Percent

Medco Health Solutions Inc (a)	682,100	25,886
			Communications	25.21%
			Consumer, Non-cyclical	21.41%
Power Converter & Supply Equipment (0.44%)			Technology	20.37%
Sunpower Corp - Class B (a)	177,000	5,241	Consumer, Cyclical	10.01%
			Financial	6.41%
Retail - Bedding (1.29%)			Industrial	6.24%
			Energy	5.06%
Bed Bath & Beyond Inc (a)	597,000	15,385	Basic Materials	3.77%
			Utilities	1.30%
Retail - Discount (2.27%)			Other Assets in Excess of Liabilities, Net	0.22%

Wal-Mart Stores Inc	485,700	27,107	TOTAL NET ASSETS	100.00%

Retail - Regional Department Store (1.13%)
Kohl's Corp (a)	385,400	13,539

Retail - Restaurants (1.25%)
Yum! Brands Inc	512,600	14,871

Semiconductor Component - Integrated Circuits (1.74%)
Marvell Technology Group Ltd (a)	2,988,500	20,800

Semiconductor Equipment (1.50%)
ASML Holding NV	1,018,200	17,869

Toys (0.79%)
Nintendo Co Ltd ADR	241,200	9,407

Transport - Services (1.45%)
Expeditors International of Washington Inc	529,200	17,278

Web Portals (5.27%)
Google Inc (a)	175,000	62,888

Wireless Equipment (8.43%)
American Tower Corp (a)	1,477,700	47,745
Crown Castle International Corp (a)	643,800	13,629
Qualcomm Inc	1,027,759	39,322

		100,696

TOTAL COMMON STOCKS	$ 1,191,624

Total Investments	$ 1,191,624
Other Assets in Excess of Liabilities, Net - 0.22%		2,633

TOTAL NET ASSETS - 100.00%	$ 1,194,257

(a) Non-Income Producing Security

See accompanying notes

274

Schedule of Investments
LargeCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.46%)			COMMON STOCKS (continued)
Aerospace & Defense (2.22%)			Disposable Medical Products (1.04%)
Raytheon Co	602,960 $	30,817	CR Bard Inc	163,606 $	14,438

Agricultural Chemicals (2.08%)			Diversified Banking Institutions (0.52%)
Monsanto Co	325,070	28,925	Bank of America Corp	170,300	4,116
			Citigroup Inc	229,900	3,138

Applications Software (2.27%)					7,254

Microsoft Corp	1,145,819	25,586
			Diversified Financial Services (0.94%)
Salesforce.com Inc (a)	191,163	5,919

			IntercontinentalExchange Inc (a)	153,300	13,116
		31,505

Auto/Truck Parts & Equipment - Original (0.68%)			Diversified Manufacturing Operations (2.67%)
BorgWarner Inc	422,228	9,487	Cooper Industries Ltd	581,782	18,006
			Honeywell International Inc	626,497	19,077

Beverages - Non-Alcoholic (4.17%)					37,083

Coca-Cola Co/The	843,515	37,165
			E-Commerce - Products (0.35%)
PepsiCo Inc	362,937	20,691

			Amazon.com Inc (a)	85,000	4,865
		57,856

Building - Residential & Commercial (0.70%)			Electric - Integrated (1.75%)
KB Home	578,676	9,658	FPL Group Inc	353,266	16,688
			Public Service Enterprise Group Inc	269,800	7,595

Cable TV (2.58%)					24,283

DIRECTV Group Inc/The (a)	1,004,900	21,997
			Electric Products - Miscellaneous (1.71%)
Scripps Networks Interactive	489,300	13,896

			Emerson Electric Co	726,505	23,779
		35,893

Coal (0.38%)			Electronic Components - Semiconductors (3.55%)
Alpha Natural Resources Inc (a)	148,700	5,319	Altera Corp	912,900	15,839
			Intel Corp	664,161	10,626
Commercial Services - Finance (1.78%)			Texas Instruments Inc	614,300	12,016
Global Payments Inc	353,000	14,300	Xilinx Inc	586,000	10,794

Western Union Co/The	682,800	10,420			49,275

		24,720

			Electronic Forms (0.70%)
Computers (3.23%)			Adobe Systems Inc (a)	365,400	9,734
Apple Inc (a)	417,229	44,890
			Energy - Alternate Sources (0.49%)
Computers - Memory Devices (1.13%)			First Solar Inc (a)	47,342	6,803
EMC Corp/Massachusetts (a)	1,331,200	15,682
			Enterprise Software & Services (2.24%)
Cosmetics & Toiletries (3.65%)			Oracle Corp (a)	1,697,768	31,052
Estee Lauder Cos Inc/The	291,600	10,509
Procter & Gamble Co	623,341	40,231	Entertainment Software (0.70%)

		50,740	Activision Blizzard Inc (a)	783,258	9,759

Dental Supplies & Equipment (0.67%)
			Fiduciary Banks (1.11%)
Dentsply International Inc	304,648	9,255
			Northern Trust Corp	273,546	15,403
Diagnostic Equipment (0.36%)
			Food - Miscellaneous/Diversified (2.02%)
Gen-Probe Inc (a)	107,089	5,040
			Kellogg Co	149,700	7,548
			Nestle SA ADR	533,472	20,512

Diagnostic Kits (0.25%)
Qiagen NV (a)	241,600	3,445			28,060

See accompanying notes

275

Schedule of Investments
LargeCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gold Mining (0.23%)			Oil Company - Exploration & Production
Newmont Mining Corp	122,100 $	3,216	(continued)
			Occidental Petroleum Corp	322,600 $	17,917

Instruments - Controls (0.43%)					63,338

Mettler Toledo International Inc (a)	78,800	6,031	Oil Field Machinery & Equipment (0.47%)
			National Oilwell Varco Inc (a)	216,400	6,468
Instruments - Scientific (1.28%)
Thermo Fisher Scientific Inc (a)	438,351	17,797	Optical Supplies (0.46%)
			Alcon Inc	71,800	6,327
Internet Security (0.58%)
Symantec Corp (a)	642,200	8,079	Pharmacy Services (1.11%)
			Express Scripts Inc (a)	253,400	15,359
Investment Management & Advisory Services (0.26%)
Waddell & Reed Financial Inc	246,399	3,578	Power Converter & Supply Equipment (0.39%)
			Energy Conversion Devices Inc (a)	157,000	5,360
Medical - Biomedical/Gene (2.98%)
Alexion Pharmaceuticals Inc (a)	166,700	6,793	Property & Casualty Insurance (1.08%)
Genentech Inc (a)	173,200	14,365	Chubb Corp	289,397	14,997
Gilead Sciences Inc (a)	440,600	20,202

		41,360	REITS - Diversified (0.61%)

			Digital Realty Trust Inc	253,900	8,501
Medical - Drugs (2.59%)
Allergan Inc/United States	264,870	10,507
			Retail - Apparel & Shoe (0.15%)
Novo Nordisk A/S ADR	384,037	20,550
			AnnTaylor Stores Corp (a)	170,800	2,147
Wyeth	154,900	4,985

		36,042	Retail - Auto Parts (1.22%)

Medical - HMO (0.22%)			Advance Auto Parts Inc	224,648	7,009
UnitedHealth Group Inc	126,600	3,004	O'Reilly Automotive Inc (a)	369,200	10,009

					17,018

Medical Instruments (1.58%)
			Retail - Building Products (1.40%)
Intuitive Surgical Inc (a)	55,090	9,519
			Lowe's Cos Inc	894,533	19,411
Medtronic Inc	309,940	12,500

		22,019	Retail - Discount (4.30%)

Medical Products (3.82%)			Family Dollar Stores Inc	680,931	18,324
Baxter International Inc	319,005	19,297	Wal-Mart Stores Inc	742,225	41,423

Becton Dickinson & Co	413,457	28,694			59,747

Johnson & Johnson	82,200	5,042	Retail - Regional Department Store (1.53%)

		53,033	Kohl's Corp (a)	606,200	21,296

Networking Products (2.87%)
			Semiconductor Component - Integrated Circuits (1.59%)
Cisco Systems Inc (a)	2,242,314	39,846
			Linear Technology Corp	544,509	12,350
Oil - Field Services (0.60%)			Marvell Technology Group Ltd (a)	1,389,700	9,672

Schlumberger Ltd	160,183	8,273			22,022

			Steel Pipe & Tube (0.60%)
Oil & Gas Drilling (1.45%)			Valmont Industries Inc	151,354	8,291
Transocean Inc	244,833	20,157
			Textile - Home Furnishings (0.60%)
Oil Company - Exploration & Production (4.56%)			Mohawk Industries Inc (a)	171,468	8,296
Apache Corp	93,644	7,710
Devon Energy Corp	280,739	22,700	Transport - Rail (2.12%)
EOG Resources Inc	185,500	15,011	Union Pacific Corp	440,970	29,444
See accompanying notes

276

Schedule of Investments
LargeCap Growth Fund II
October 31, 2008

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	26.90%

			Technology	15.40%
COMMON STOCKS (continued)			Communications	13.43%
Transport - Services (1.18%)			Industrial	12.60%
United Parcel Service Inc	311,200 $	16,425	Consumer, Cyclical	10.59%
			Energy	7.95%
			Financial	7.92%
Veterinary Diagnostics (0.21%)			Basic Materials	2.31%
VCA Antech Inc (a)	160,279	2,901	Utilities	1.75%
			Other Assets in Excess of Liabilities, Net	1.15%

Web Portals (2.26%)			TOTAL NET ASSETS	100.00%

Google Inc (a)	87,207	31,339
			Other Assets Summary (unaudited)

Wireless Equipment (4.79%)			Asset Type	Percent

American Tower Corp (a)	908,323	29,348	Currency Contracts	3.01%
Qualcomm Inc	972,101	37,192	Futures	2.39%

		66,540

TOTAL COMMON STOCKS	$ 1,325,798

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (3.39%)
Commercial Paper (3.39%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 23,551 $	23,551
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	23,550	23,550

		47,101

TOTAL SHORT TERM INVESTMENTS	$ 47,101

Total Investments	$ 1,372,899
Other Assets in Excess of Liabilities, Net - 1.15%		15,978

TOTAL NET ASSETS - 100.00%	$ 1,388,877

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 22,778
Unrealized Depreciation		(416,643)

Net Unrealized Appreciation (Depreciation)		(393,865)
Cost for federal income tax purposes		1,766,764
All dollar amounts are shown in thousands (000's)

See accompanying notes

277

		Schedule of Investments
		LargeCap Growth Fund II
			October 31, 2008

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	11/28/2008	100,137,766		$17,307	$17,112	$195
Swiss Franc	11/28/2008	28,572,648		25,178	24,660	518

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008			Buy	137	$ 31,348	$ 33,130	$ 1,782
All dollar amounts are shown in thousands (000's)

See accompanying notes

278

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.28%)			COMMON STOCKS (continued)
Advertising Agencies (0.13%)			Auto - Car & Light Trucks (0.09%)
Interpublic Group of Cos Inc (a)	42,717 $	222	Ford Motor Co (a)	202,736 $	444
Omnicom Group Inc	28,581	844	General Motors Corp	50,758	293

		1,066			737

Aerospace & Defense (1.52%)			Auto - Medium & Heavy Duty Trucks (0.12%)
Boeing Co	66,365	3,469	Paccar Inc	32,575	952
General Dynamics Corp	35,615	2,148
Lockheed Martin Corp	29,849	2,539	Auto/Truck Parts & Equipment - Original (0.12%)
Northrop Grumman Corp	30,261	1,419	Johnson Controls Inc	53,233	944
Raytheon Co	37,376	1,910
			Beverages - Non-Alcoholic (2.14%)
Rockwell Collins Inc	14,292	532

			Coca-Cola Co/The	178,219	7,852
		12,017

			Coca-Cola Enterprises Inc	28,428	286
Aerospace & Defense Equipment (0.65%)			Dr Pepper Snapple Group Inc (a)	22,744	521
Goodrich Corp	11,216	410	Pepsi Bottling Group Inc	12,244	283
United Technologies Corp	86,457	4,752	PepsiCo Inc	140,353	8,001

		5,162			16,943

Agricultural Chemicals (0.60%)			Beverages - Wine & Spirits (0.08%)
CF Industries Holdings Inc	5,065	325	Brown-Forman Corp	8,793	399
Monsanto Co	49,309	4,388	Constellation Brands Inc (a)	17,378	218

		4,713			617

Agricultural Operations (0.15%)			Brewery (0.57%)
Archer-Daniels-Midland Co	57,760	1,197	Anheuser-Busch Cos Inc	64,464	3,999
			Molson Coors Brewing Co	13,505	504

Airlines (0.10%)
					4,503

Southwest Airlines Co	65,799	775
			Building - Residential & Commercial (0.09%)
Apparel Manufacturers (0.17%)			Centex Corp	11,079	136
Coach Inc (a)	30,203	622	DR Horton Inc	24,695	182
Jones Apparel Group Inc	7,480	83	KB Home	6,748	113
Polo Ralph Lauren Corp	5,097	241	Lennar Corp	12,673	98
VF Corp	7,811	430	Pulte Homes Inc	19,154	213

		1,376			742

Appliances (0.04%)			Building Products - Wood (0.04%)
Whirlpool Corp	6,674	311	Masco Corp	32,275	328

Applications Software (2.19%)			Cable TV (0.69%)
Citrix Systems Inc (a)	16,351	422	Comcast Corp - Class A	261,622	4,123
Compuware Corp (a)	22,852	146	DIRECTV Group Inc/The (a)	51,751	1,133
Intuit Inc (a)	28,779	721	Scripps Networks Interactive	8,058	229

Microsoft Corp	703,957	15,719			5,485

Salesforce.com Inc (a)	9,329	289

			Casino Services (0.05%)
		17,297	International Game Technology	27,756	389

Athletic Footwear (0.26%)
Nike Inc	35,173	2,027	Chemicals - Diversified (0.80%)
			Dow Chemical Co/The	82,926	2,212
Audio & Video Products (0.01%)			EI Du Pont de Nemours & Co	80,881	2,588
Harman International Industries Inc	5,247	96	PPG Industries Inc	14,714	729
			Rohm & Haas Co	11,103	781

					6,310

See accompanying notes

279

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (0.24%)			Computers (continued)
Ashland Inc	5,084 $	115	Hewlett-Packard Co	219,569 $	8,405
Eastman Chemical Co	6,849	277	IBM Corp	121,465	11,293
Ecolab Inc	15,739	586	Sun Microsystems Inc (a)	67,504	310

Hercules Inc	10,105	170			30,452

International Flavors & Fragrances Inc	7,043	225
			Computers - Integrated Systems (0.03%)
Sigma-Aldrich Corp	11,293	495	Teradata Corp (a)	16,003	246

		1,868

Coal (0.19%)			Computers - Memory Devices (0.35%)
Consol Energy Inc	16,423	516	EMC Corp/Massachusetts (a)	185,628	2,187
Massey Energy Co	7,582	175	NetApp Inc (a)	29,352	397
Peabody Energy Corp	24,380	841	SanDisk Corp (a)	20,173	179

		1,532			2,763

Coatings & Paint (0.06%)			Computers - Peripheral Equipment (0.03%)
Sherwin-Williams Co/The	8,846	503	Lexmark International Inc (a)	7,887	204

Commercial Banks (0.51%)			Consumer Products - Miscellaneous (0.45%)
BB&T Corp	49,263	1,766	Clorox Co	12,380	753
First Horizon National Corp	18,087	215	Fortune Brands Inc	13,441	513
M&T Bank Corp	6,916	561	Kimberly-Clark Corp	37,225	2,281

Marshall & Ilsley Corp	23,259	419			3,547

Regions Financial Corp	62,291	691	Containers - Metal & Glass (0.04%)
Zions Bancorporation	10,281	392	Ball Corp	8,668	296

		4,044

			Containers - Paper & Plastic (0.09%)
Commercial Services (0.01%)
			Bemis Co Inc	8,934	222
Convergys Corp (a)	10,922	84
			Pactiv Corp (a)	11,737	276
Commercial Services - Finance (0.75%)			Sealed Air Corp	14,173	240

Automatic Data Processing Inc	45,621	1,594			738

Equifax Inc	11,498	300	Cosmetics & Toiletries (2.75%)
H&R Block Inc	29,414	580	Avon Products Inc	38,165	948
Mastercard Inc	6,485	959	Colgate-Palmolive Co	45,340	2,845
Moody's Corp	17,697	453	Estee Lauder Cos Inc/The	10,294	371
Paychex Inc	28,765	821	Procter & Gamble Co	272,034	17,557

Total System Services Inc	17,722	243			21,721

Western Union Co/The	65,369	998

			Cruise Lines (0.13%)
		5,948

			Carnival Corp	39,174	995
Computer Aided Design (0.05%)
Autodesk Inc (a)	20,168	430	Data Processing & Management (0.09%)
			Fidelity National Information Services Inc	17,009	257
Computer Services (0.17%)			Fiserv Inc (a)	14,706	490

Affiliated Computer Services Inc (a)	8,720	358			747

Cognizant Technology Solutions Corp (a)	26,145	502
			Dental Supplies & Equipment (0.03%)
Computer Sciences Corp (a)	13,568	409
			Patterson Cos Inc (a)	8,166	207
Unisys Corp (a)	32,236	49

		1,318	Dialysis Centers (0.07%)

Computers (3.85%)			DaVita Inc (a)	9,360	531
Apple Inc (a)	79,421	8,545
Dell Inc (a)	156,259	1,899

See accompanying notes

280

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Disposable Medical Products (0.10%)			Electric - Integrated (continued)
CR Bard Inc	8,906 $	786	American Electric Power Co Inc	36,064 $	1,177
			CMS Energy Corp	20,197	207
Distribution & Wholesale (0.19%)			Consolidated Edison Inc	24,492	1,061
Fastenal Co	11,585	466	Constellation Energy Group Inc	15,988	387
Genuine Parts Co	14,506	571	Dominion Resources Inc/VA	51,993	1,886
WW Grainger Inc	5,809	457	DTE Energy Co	14,622	516

		1,494	Duke Energy Corp	113,401	1,857

Diversified Banking Institutions (4.62%)			Edison International	29,210	1,040
Bank of America Corp	449,618	10,867	Entergy Corp	17,175	1,340
Citigroup Inc	488,194	6,664	Exelon Corp	58,932	3,196
Goldman Sachs Group Inc/The	38,950	3,603	FirstEnergy Corp	27,329	1,425
JP Morgan Chase & Co	330,276	13,624	FPL Group Inc	36,622	1,730
Morgan Stanley	99,426	1,737	Integrys Energy Group Inc	6,852	326

		36,495	Pepco Holdings Inc	18,088	374

			PG&E Corp	32,145	1,179
Diversified Financial Services (0.07%)
			Pinnacle West Capital Corp	9,031	286
IntercontinentalExchange Inc (a)	6,758	578
			PPL Corp	33,574	1,102
Diversified Manufacturing Operations (4.08%)			Progress Energy Inc	23,488	925
3M Co	62,666	4,029	Public Service Enterprise Group Inc	45,587	1,283
Cooper Industries Ltd	15,599	483	Southern Co	69,049	2,371
Danaher Corp	22,875	1,355	TECO Energy Inc	19,073	220
Dover Corp	16,841	535	Wisconsin Energy Corp	10,475	456
Eaton Corp	14,900	665	Xcel Energy Inc	39,985	697

General Electric Co (b)	940,980	18,359			26,109

Honeywell International Inc	66,741	2,032	Electric Products - Miscellaneous (0.31%)
Illinois Tool Works Inc	35,853	1,197	Emerson Electric Co	69,565	2,277
Ingersoll-Rand Co Ltd	28,557	527	Molex Inc	12,790	184

ITT Corp	16,294	725			2,461

Leggett & Platt Inc	14,411	250
			Electronic Components - Miscellaneous (0.12%)
Parker Hannifin Corp	15,028	583
			Jabil Circuit Inc	18,830	159
Textron Inc	22,282	394
			Tyco Electronics Ltd	42,344	823

Tyco International Ltd	42,569	1,076

					982

		32,210

			Electronic Components - Semiconductors (1.81%)
Diversified Operations (0.05%)
			Advanced Micro Devices Inc (a)	54,436	191
Leucadia National Corp	15,865	426
			Altera Corp	26,969	468
E-Commerce - Products (0.21%)			Broadcom Corp (a)	39,568	676
Amazon.com Inc (a)	28,639	1,639	Intel Corp	504,027	8,064
			LSI Corp (a)	57,702	222
E-Commerce - Services (0.21%)			MEMC Electronic Materials Inc (a)	20,252	372
eBay Inc (a)	97,943	1,496	Microchip Technology Inc	16,507	407
Expedia Inc (a)	18,760	178	Micron Technology Inc (a)	68,229	321

		1,674	National Semiconductor Corp	17,479	230

Electric - Generation (0.06%)			Nvidia Corp (a)	49,899	437
AES Corp/The (a)	60,314	481	QLogic Corp (a)	11,761	142
			Texas Instruments Inc	117,524	2,299
Electric - Integrated (3.30%)			Xilinx Inc	24,784	457

Allegheny Energy Inc	15,139	456			14,286

Ameren Corp	18,846	612

See accompanying notes

281

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Connectors (0.06%)			Finance - Other Services (0.36%)
Amphenol Corp	15,851 $	454	CME Group Inc	6,015 $	1,697
			Nasdaq OMX Group, Inc (a)	12,188	395
Electronic Forms (0.16%)			NYSE Euronext	23,848	720

Adobe Systems Inc (a)	47,557	1,267			2,812

Electronic Measurement Instruments (0.09%)			Financial Guarantee Insurance (0.02%)
Agilent Technologies Inc (a)	32,054	711	MBIA Inc	17,528	172

Electronics - Military (0.11%)			Food - Confectionery (0.07%)
L-3 Communications Holdings Inc	10,886	884	Hershey Co/The	14,858	553

Engineering - Research & Development Services (0.13%)			Food - Dairy Products (0.04%)
Fluor Corp	16,048	641	Dean Foods Co (a)	13,659	299
Jacobs Engineering Group Inc (a)	10,975	400

			Food - Meat Products (0.03%)
		1,041

			Tyson Foods Inc	26,899	235
Engines - Internal Combustion (0.06%)
Cummins Inc	18,173	470	Food - Miscellaneous/Diversified (1.38%)
			Campbell Soup Co	18,985	720
Enterprise Software & Services (0.97%)			ConAgra Foods Inc	40,614	708
BMC Software Inc (a)	17,037	440	General Mills Inc	30,141	2,042
CA Inc	35,312	629	HJ Heinz Co	27,999	1,227
Novell Inc (a)	30,953	144	Kellogg Co	22,450	1,132
Oracle Corp (a)	351,298	6,425	Kraft Foods Inc	136,103	3,966

		7,638	McCormick & Co Inc/MD	11,561	389

Entertainment Software (0.08%)			Sara Lee Corp	63,329	708

Electronic Arts Inc (a)	28,583	651			10,892

			Food - Retail (0.36%)
Fiduciary Banks (0.78%)
			Kroger Co/The	58,714	1,613
Bank of New York Mellon Corp/The	102,748	3,349
			Safeway Inc	39,035	830
Northern Trust Corp	19,817	1,116
			SUPERVALU Inc	19,042	271
State Street Corp	38,707	1,678

			Whole Foods Market Inc	12,577	135

		6,143

					2,849

Filtration & Separation Products (0.04%)
			Food - Wholesale & Distribution (0.18%)
Pall Corp	10,747	284
			Sysco Corp	53,970	1,414
Finance - Commercial (0.01%)
			Forestry (0.16%)
CIT Group Inc	25,583	106
			Plum Creek Timber Co Inc	15,342	572
Finance - Consumer Loans (0.06%)			Weyerhaeuser Co	18,942	724

SLM Corp (a)	41,894	447			1,296

			Gas - Distribution (0.23%)
Finance - Credit Card (0.43%)			Centerpoint Energy Inc	30,645	353
American Express Co	103,942	2,858
			Nicor Inc	4,048	187
Discover Financial Services	42,975	527

			NiSource Inc	24,585	318
		3,385	Sempra Energy	22,088	941

Finance - Investment Banker & Broker (0.54%)					1,799

Charles Schwab Corp/The	83,636	1,599
			Gold Mining (0.14%)
E*Trade Financial Corp (a)	48,164	88
			Newmont Mining Corp	40,942	1,078
Merrill Lynch & Co Inc	137,300	2,552

		4,239

See accompanying notes

282

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

Health Care Cost Containment (0.12%)			Investment Management & Advisory Services

McKesson Corp	24,736 $	910	(continued)
			Janus Capital Group Inc	14,327 $	168

Home Decoration Products (0.04%)			Legg Mason Inc	12,708	282

Newell Rubbermaid Inc	24,843	342	T Rowe Price Group Inc	23,197	917

					3,423

Hotels & Motels (0.13%)
			Life & Health Insurance (0.54%)
Marriott International Inc/DE	26,493	553
			Aflac Inc	42,694	1,890
Starwood Hotels & Resorts Worldwide Inc	16,739	377
			Lincoln National Corp	23,025	397
Wyndham Worldwide Corp	15,911	131

			Prudential Financial Inc	38,282	1,148
		1,061

			Torchmark Corp	7,820	327

Human Resources (0.05%)			Unum Group	30,975	488

Monster Worldwide Inc (a)	11,115	158			4,250

Robert Half International Inc	13,978	264

			Linen Supply & Related Items (0.04%)
		422

			Cintas Corp	11,850	281
Independent Power Producer (0.02%)

Dynegy Inc (a)	45,324	165	Machinery - Construction & Mining (0.28%)
			Caterpillar Inc	54,573	2,083

Industrial Automation & Robots (0.05%)			Terex Corp (a)	8,714	145

Rockwell Automation Inc/DE	13,053	361			2,228

Industrial Gases (0.37%)			Machinery - Farm (0.19%)

Air Products & Chemicals Inc	18,992	1,104	Deere & Co	38,282	1,476

Praxair Inc	28,239	1,840

			Machinery - General Industry (0.01%)
		2,944

			Manitowoc Co Inc/The	11,680	115
Instruments - Scientific (0.33%)

Applied Biosystems Inc	15,197	469	Machinery - Pumps (0.04%)

PerkinElmer Inc	10,714	192	Flowserve Corp	5,144	293

Thermo Fisher Scientific Inc (a)	37,566	1,525

Waters Corp (a)	8,874	389	Medical - Biomedical/Gene (1.92%)

			Amgen Inc (a)	94,856	5,681
		2,575

			Biogen Idec Inc (a)	26,022	1,107

Insurance Brokers (0.30%)			Celgene Corp (a)	40,782	2,621

Aon Corp	24,894	1,053	Genzyme Corp (a)	24,085	1,755

Marsh & McLennan Cos Inc	45,983	1,348	Gilead Sciences Inc (a)	82,473	3,781

		2,401	Millipore Corp (a)	4,948	257

Internet Infrastructure Software (0.03%)					15,202

Akamai Technologies Inc (a)	15,162	218
			Medical - Drugs (4.91%)

			Abbott Laboratories	138,204	7,622
Internet Security (0.17%)
			Allergan Inc/United States	27,569	1,094
Symantec Corp (a)	75,227	947
			Bristol-Myers Squibb Co	177,478	3,647
VeriSign Inc (a)	17,322	367

			Eli Lilly & Co	89,699	3,033
		1,314

			Forest Laboratories Inc (a)	27,332	635

Investment Companies (0.03%)			King Pharmaceuticals Inc (a)	22,098	194

American Capital Ltd	18,559	261	Merck & Co Inc/NJ	192,078	5,945

			Pfizer Inc	604,348	10,703
Investment Management & Advisory Services (0.43%)
			Schering-Plough Corp	145,739	2,112
Ameriprise Financial Inc	19,449	420
			Wyeth	119,546	3,847

Federated Investors Inc	7,878	191
					38,832

Franklin Resources Inc	13,651	928

Invesco Ltd	34,674	517

See accompanying notes

283

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Generic Drugs (0.14%)			Metal Processors & Fabrication (0.10%)
Barr Pharmaceuticals Inc (a)	9,757 $	627	Precision Castparts Corp	12,493 $	810
Mylan Inc/PA (a)	27,298	234
Watson Pharmaceuticals Inc (a)	9,366	245	Motorcycle/Motor Scooter (0.07%)

		1,106	Harley-Davidson Inc	21,097	516

Medical - HMO (0.82%)			Multi-Line Insurance (0.82%)
Aetna Inc	42,280	1,052	Allstate Corp/The	48,548	1,281
Cigna Corp	24,642	402	American International Group Inc	241,061	461
Coventry Health Care Inc (a)	13,279	175	Assurant Inc	10,632	271
Humana Inc (a)	15,142	448	Cincinnati Financial Corp	14,558	378
UnitedHealth Group Inc	109,165	2,590	Genworth Financial Inc	38,826	188
WellPoint Inc (a)	45,842	1,782	Hartford Financial Services Group Inc	27,012	279

		6,449	Loews Corp	32,463	1,078

Medical - Hospitals (0.02%)			MetLife Inc	68,287	2,269
Tenet Healthcare Corp (a)	37,190	163	XL Capital Ltd	27,977	271

					6,476

Medical - Wholesale Drug Distribution (0.21%)
			Multimedia (1.49%)
AmerisourceBergen Corp	14,206	444
			McGraw-Hill Cos Inc/The	28,474	764
Cardinal Health Inc	32,199	1,230

			Meredith Corp	3,245	63
		1,674

			News Corp	205,839	2,190
Medical Information Systems (0.03%)			Time Warner Inc	321,209	3,241
IMS Health Inc	16,305	234	Viacom Inc (a)	55,667	1,126
			Walt Disney Co/The	168,226	4,357

Medical Instruments (0.89%)					11,741

Boston Scientific Corp (a)	134,536	1,215
Intuitive Surgical Inc (a)	3,482	602	Networking Products (1.31%)
Medtronic Inc	101,155	4,079	Cisco Systems Inc (a)	529,590	9,411
St Jude Medical Inc (a)	30,643	1,165	Juniper Networks Inc (a)	48,730	913

		7,061			10,324

Medical Laboratory & Testing Service (0.16%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	9,969	613	Titanium Metals Corp	7,629	71
Quest Diagnostics Inc	14,170	663

			Non-Hazardous Waste Disposal (0.21%)
		1,276

			Allied Waste Industries Inc (a)	30,381	317
Medical Products (3.20%)			Waste Management Inc	43,971	1,373

Baxter International Inc	56,271	3,404			1,690

Becton Dickinson & Co	21,837	1,515
			Office Automation & Equipment (0.14%)
Covidien Ltd	44,988	1,992
			Pitney Bowes Inc	18,628	462
Hospira Inc (a)	14,295	398
			Xerox Corp	78,198	627

Johnson & Johnson	250,534	15,368
					1,089

Stryker Corp	22,179	1,186
Varian Medical Systems Inc (a)	11,193	509	Office Supplies & Forms (0.04%)
Zimmer Holdings Inc (a)	20,193	938	Avery Dennison Corp	9,547	334

		25,310

			Oil - Field Services (1.28%)
Metal - Aluminum (0.11%)			Baker Hughes Inc	27,634	966
Alcoa Inc	72,923	839	BJ Services Co	26,371	339
			Halliburton Co	78,614	1,556
Metal - Diversified (0.13%)
			Schlumberger Ltd	107,547	5,555
Freeport-McMoRan Copper & Gold Inc	34,423	1,002
			Smith International Inc	19,364	667

See accompanying notes

284

Schedule of Investments

LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Pharmacy Services (continued)
Weatherford International Ltd (a)	61,022 $	1,030	Medco Health Solutions Inc (a)	45,337 $	1,721

		10,113			3,061

Oil & Gas Drilling (0.53%)			Photo Equipment & Supplies (0.03%)
ENSCO International Inc	12,848	488	Eastman Kodak Co	25,837	237
Nabors Industries Ltd (a)	25,117	361
Noble Corp	24,128	777	Pipelines (0.35%)
Rowan Cos Inc	10,131	184	El Paso Corp	62,865	610
Transocean Inc	28,602	2,355	Spectra Energy Corp	55,122	1,066

		4,165	Williams Cos Inc	51,664	1,083

					2,759

Oil Company - Exploration & Production (2.46%)
Anadarko Petroleum Corp	42,000	1,483	Printing - Commercial (0.04%)
Apache Corp	29,984	2,469	RR Donnelley & Sons Co	18,827	312
Cabot Oil & Gas Corp	9,266	260
			Property & Casualty Insurance (0.61%)
Chesapeake Energy Corp	46,731	1,027
			Chubb Corp	32,325	1,675
Devon Energy Corp	39,609	3,203
			Progressive Corp/The	60,565	864
EOG Resources Inc	22,306	1,805
			Travelers Cos Inc/The	52,967	2,254

Noble Energy Inc	15,483	802
					4,793

Occidental Petroleum Corp	73,253	4,068
Pioneer Natural Resources Co	10,728	298	Publicly Traded Investment Fund (0.05%)
Questar Corp	15,544	536	iShares S&P 500 Index Fund/US	4,061	395
Range Resources Corp	13,905	587
			Publishing - Newspapers (0.07%)
Southwestern Energy Co (a)	30,767	1,096
			Gannett Co Inc	20,451	225
XTO Energy Inc	49,248	1,770

			New York Times Co/The	10,441	105
		19,404

			Washington Post Co/The	537	229

Oil Company - Integrated (7.54%)					559

Chevron Corp	184,189	13,740
			Quarrying (0.07%)
ConocoPhillips	136,254	7,088
			Vulcan Materials Co	9,847	534
Exxon Mobil Corp	465,656	34,514

Hess Corp	25,375	1,528	Real Estate Management & Services (0.01%)
Marathon Oil Corp	63,254	1,841	CB Richard Ellis Group Inc (a)	15,420	108
Murphy Oil Corp	17,073	865

		59,576	Regional Banks (2.90%)

			Capital One Financial Corp	33,686	1,318
Oil Field Machinery & Equipment (0.20%)
Cameron International Corp (a)	19,516	474	Comerica Inc	13,488	372
National Oilwell Varco Inc (a)	37,419	1,118	Fifth Third Bancorp	51,777	562

		1,592	Huntington Bancshares Inc/OH	32,826	310

			Keycorp	44,347	542
Oil Refining & Marketing (0.18%)			National City Corp	187,639	506
Sunoco Inc	10,477	319
			PNC Financial Services Group Inc	31,064	2,071
Tesoro Corp	12,363	120
			SunTrust Banks Inc	31,709	1,273
Valero Energy Corp	46,903	965

			US Bancorp	156,180	4,656
		1,404

			Wachovia Corp	193,547	1,241
Paper & Related Products (0.11%)			Wells Fargo & Co	296,657	10,101

International Paper Co	38,331	660			22,952

MeadWestvaco Corp	15,314	215

			REITS - Apartments (0.18%)
		875

			Apartment Investment & Management Co	7,676	112
Pharmacy Services (0.39%)			AvalonBay Communities Inc	6,907	491
Express Scripts Inc (a)	22,111	1,340

See accompanying notes

285

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Apartments (continued)			Retail - Computer Equipment (0.05%)
Equity Residential	24,289 $	848	GameStop Corp (a)	14,645 $	401

		1,451

			Retail - Consumer Electronics (0.12%)
REITS - Diversified (0.11%)
			Best Buy Co Inc	30,283	812
Vornado Realty Trust	12,279	866
			RadioShack Corp	11,757	149

					961

REITS - Healthcare (0.09%)
HCP Inc	22,560	675	Retail - Discount (2.11%)
			Big Lots Inc (a)	7,354	180
REITS - Hotels (0.06%)			Costco Wholesale Corp	38,979	2,222
Host Hotels & Resorts Inc	46,572	482	Family Dollar Stores Inc	12,524	337
			Target Corp	67,657	2,714
REITS - Office Property (0.10%)
			Wal-Mart Stores Inc	201,034	11,220

Boston Properties Inc	10,741	761
					16,673

REITS - Regional Malls (0.18%)			Retail - Drug Store (0.79%)
General Growth Properties Inc	20,400	85	CVS/Caremark Corp	128,668	3,944
Simon Property Group Inc	20,176	1,352	Walgreen Co	88,746	2,259

		1,437			6,203

REITS - Shopping Centers (0.08%)			Retail - Jewelry (0.04%)
Developers Diversified Realty Corp	10,783	142	Tiffany & Co	11,118	305
Kimco Realty Corp	20,358	460

		602	Retail - Major Department Store (0.22%)

			JC Penney Co Inc	19,910	476
REITS - Storage (0.12%)
			Sears Holdings Corp (a)	5,100	295
Public Storage	11,227	915
			TJX Cos Inc	37,601	1,006

REITS - Warehouse & Industrial (0.04%)					1,777

Prologis	23,531	329	Retail - Office Supplies (0.17%)
			Office Depot Inc (a)	24,654	89
Retail - Apparel & Shoe (0.18%)			Staples Inc	63,747	1,238

Abercrombie & Fitch Co	7,803	226
					1,327

Gap Inc/The	42,095	545
Liz Claiborne Inc	8,497	69	Retail - Regional Department Store (0.18%)
Ltd Brands Inc	25,585	306	Kohl's Corp (a)	27,304	959
Nordstrom Inc	14,298	259	Macy's Inc	37,703	464

		1,405			1,423

Retail - Auto Parts (0.06%)			Retail - Restaurants (1.04%)
Autozone Inc (a)	3,745	477	Darden Restaurants Inc	12,591	279
			McDonald's Corp	100,830	5,841
Retail - Automobile (0.01%)			Starbucks Corp (a)	65,500	860
AutoNation Inc (a)	9,661	66	Yum! Brands Inc	42,022	1,219

					8,199

Retail - Bedding (0.08%)
			Rubber - Tires (0.02%)
Bed Bath & Beyond Inc (a)	23,347	602
			Goodyear Tire & Rubber Co/The (a)	21,619	193
Retail - Building Products (0.82%)
			Savings & Loans - Thrifts (0.13%)
Home Depot Inc	152,272	3,592
			Hudson City Bancorp Inc	46,590	877
Lowe's Cos Inc	131,402	2,852

			Sovereign Bancorp Inc	48,722	141

		6,444

					1,018

See accompanying notes

286

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Schools (0.08%)			Tobacco (continued)
Apollo Group Inc (a)	9,521 $	662	Reynolds American Inc	15,240 $	746
			UST Inc	13,228	894

Semiconductor Component - Integrated Circuits (0.13%)					14,244

Analog Devices Inc	26,039	556
			Tools - Hand Held (0.09%)
Linear Technology Corp	19,860	451

			Black & Decker Corp	5,376	272
		1,007

			Snap-On Inc	5,149	190
Semiconductor Equipment (0.27%)			Stanley Works/The	7,045	231

Applied Materials Inc	120,283	1,553			693

Kla-Tencor Corp	15,530	361
			Toys (0.10%)
Novellus Systems Inc (a)	8,889	141
			Hasbro Inc	11,257	327
Teradyne Inc (a)	15,139	77

			Mattel Inc	32,322	486

		2,132

					813

Steel - Producers (0.21%)
			Transport - Rail (1.14%)
AK Steel Holding Corp	10,059	140
			Burlington Northern Santa Fe Corp	25,319	2,255
Nucor Corp	28,382	1,150
			CSX Corp	36,546	1,671
United States Steel Corp	10,533	388

			Norfolk Southern Corp	33,638	2,016
		1,678

			Union Pacific Corp	45,648	3,048

Steel - Specialty (0.03%)					8,990

Allegheny Technologies Inc	8,991	239
			Transport - Services (1.04%)

Telecommunication Equipment (0.07%)			CH Robinson Worldwide Inc	15,242	789
Harris Corp	12,031	433	Expeditors International of Washington Inc	19,101	624
Tellabs Inc (a)	35,643	151	FedEx Corp	27,899	1,824

		584	Ryder System Inc	5,061	201

			United Parcel Service Inc	90,384	4,770

Telecommunication Equipment - Fiber Optics (0.22%)
					8,208

Ciena Corp (a)	8,097	78
Corning Inc	141,464	1,532	Web Portals (1.18%)
JDS Uniphase Corp (a)	19,220	105	Google Inc (a)	21,425	7,699

		1,715	Yahoo! Inc (a)	124,240	1,593

					9,292

Telecommunication Services (0.05%)
Embarq Corp	12,776	383	Wireless Equipment (0.99%)
			American Tower Corp (a)	35,318	1,141
Telephone - Integrated (2.99%)			Motorola Inc	203,097	1,090
AT&T Inc	528,323	14,143	Qualcomm Inc	147,116	5,629

CenturyTel Inc	9,176	230			7,860

Frontier Communications Corp	28,326	216
			TOTAL COMMON STOCKS	$ 760,705
Qwest Communications International Inc	133,072	381

Sprint Nextel Corp	255,886	801		Principal
Verizon Communications Inc	255,307	7,575		Amount	Value
				(000's)	(000's)

Windstream Corp	39,412	296

		23,642	REPURCHASE AGREEMENTS (3.58%)

			Money Center Banks (3.58%)
Television (0.07%)			Investment in Joint Trading Account; Bank
CBS Corp	60,957	592	of America Repurchase Agreement;
			0.15%; dated 10/31/2008 maturing
Tobacco (1.80%)			11/03/2008 (collateralized by Sovereign
Altria Group Inc	184,660	3,544	Agency Issues; $14,563,000; 2.75% -
			5.38%; dated 11/28/08 - 02/13/17)	$ 14,138$	14,139
Lorillard Inc	15,593	1,027
Philip Morris International Inc	184,793	8,033

See accompanying notes

287

Schedule of Investments LargeCap S&P 500 Index Fund

October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $14,563,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	$ 14,138$	14,138

28,277

TOTAL REPURCHASE AGREEMENTS	$ 28,277

Total Investments	$ 788,982
Other Assets in Excess of Liabilities, Net - 0.14%		1,111

TOTAL NET ASSETS - 100.00%	$ 790,093

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,073 or 0.64% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 93,431
Unrealized Depreciation	(267,927)

Net Unrealized Appreciation (Depreciation)	(174,496)
Cost for federal income tax purposes	963,478
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.93%
Financial	17.71%
Energy	12.73%
Industrial	10.85%
Technology	10.35%
Communications	9.88%
Consumer, Cyclical	7.67%
Utilities	3.61%
Basic Materials	3.03%
Diversified	0.05%
Exchange Traded Funds	0.05%
Other Assets in Excess of Liabilities, Net	0.14%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.52%

See accompanying notes

288

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	115	$ 27,048	$ 27,810	$ 762
All dollar amounts are shown in thousands (000's)

See accompanying notes

289

Schedule of Investments
LargeCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.09%)			COMMON STOCKS (continued)
Aerospace & Defense (1.62%)			Cosmetics & Toiletries (2.11%)
General Dynamics Corp	98,766 $	5,958	Procter & Gamble Co	203,620 $	13,142
Raytheon Co	80,106	4,094

		10,052	Diversified Banking Institutions (7.31%)

			Bank of America Corp	542,715	13,117
Aerospace & Defense Equipment (0.88%)
			Citigroup Inc	532,634	7,270
United Technologies Corp	99,944	5,493
			Goldman Sachs Group Inc/The	42,580	3,939
			JP Morgan Chase & Co	512,764	21,152

Agricultural Chemicals (0.32%)
Intrepid Potash Inc (a)	92,074	2,002			45,478

			Diversified Manufacturing Operations (3.63%)
Apparel Manufacturers (0.31%)			General Electric Co	1,158,107	22,595
VF Corp	34,876	1,922
			Electric - Integrated (4.80%)
Beverages - Non-Alcoholic (1.47%)			American Electric Power Co Inc	156,844	5,118
Coca-Cola Co/The	138,210	6,090	FPL Group Inc	101,555	4,797
Pepsi Bottling Group Inc	132,675	3,067	Hawaiian Electric Industries Inc	106,406	2,833

		9,157	OGE Energy Corp	111,653	3,048

Cable TV (0.44%)			Progress Energy Inc	113,215	4,457
Comcast Corp - Class A	174,726	2,754	SCANA Corp	88,003	2,896
			Southern Co	195,724	6,721

Chemicals - Diversified (0.63%)					29,870

EI Du Pont de Nemours & Co	27,653	885
			Electronic Components - Semiconductors (0.23%)
FMC Corp	69,738	3,036

			QLogic Corp (a)	116,908	1,405
		3,921

Chemicals - Specialty (0.26%)			Engineering - Research & Development Services (0.22%)
Lubrizol Corp	42,896	1,612	Jacobs Engineering Group Inc (a)	37,821	1,378

Commercial Banks (2.28%)			Enterprise Software & Services (0.52%)
Bancorpsouth Inc	119,644	2,904	CA Inc	180,669	3,216
Bank of Hawaii Corp	43,703	2,216
Commerce Bancshares Inc	71,630	3,387	Fiduciary Banks (2.31%)
Cullen/Frost Bankers Inc	53,558	2,997	Bank of New York Mellon Corp/The	236,801	7,720
Valley National Bancorp	140,582	2,671	Northern Trust Corp	42,620	2,400

		14,175	State Street Corp	97,767	4,238

					14,358

Computers (0.77%)
Hewlett-Packard Co	66,704	2,553	Finance - Other Services (0.47%)
IBM Corp	23,994	2,231	Nasdaq OMX Group, Inc (a)	90,777	2,947

		4,784

			Food - Confectionery (0.48%)
Computers - Integrated Systems (0.30%)			JM Smucker Co/The	67,021	2,986
Brocade Communications Systems Inc (a)	492,068	1,855
			Food - Miscellaneous/Diversified (2.01%)
Consumer Products - Miscellaneous (0.76%)			Corn Products International Inc	98,875	2,405
Kimberly-Clark Corp	77,479	4,749	HJ Heinz Co	91,103	3,992
			Kraft Foods Inc	71,938	2,096
Containers - Metal & Glass (0.48%)			Sara Lee Corp	360,939	4,035

Crown Holdings Inc (a)	147,600	2,979
					12,528

Containers - Paper & Plastic (0.37%)			Gas - Distribution (1.54%)
Sonoco Products Co	92,018	2,317	Atmos Energy Corp	97,350	2,363
			Sempra Energy	96,057	4,091

See accompanying notes

290

Schedule of Investments
LargeCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (continued)			Medical Products (continued)
UGI Corp	132,004 $	3,151	Johnson & Johnson	325,065 $	19,940

		9,605			25,794

Health Care Cost Containment (0.42%)			Motion Pictures & Services (0.47%)
McKesson Corp	70,309	2,587	DreamWorks Animation SKG Inc (a)	103,411	2,906

Human Resources (0.37%)			Multi-Line Insurance (0.71%)
Hewitt Associates Inc (a)	83,559	2,330	American Financial Group Inc/OH	106,112	2,412
			Assurant Inc	77,991	1,987

Instruments - Scientific (0.65%)					4,399

Thermo Fisher Scientific Inc (a)	99,508	4,040
			Multimedia (1.79%)
Internet Security (0.60%)			Time Warner Inc	231,403	2,335
Symantec Corp (a)	296,191	3,726	Walt Disney Co/The	340,671	8,823

					11,158

Investment Management & Advisory Services (0.40%)
			Oil & Gas Drilling (0.45%)
Ameriprise Financial Inc	115,411	2,493
			Helmerich & Payne Inc	81,603	2,800
Life & Health Insurance (1.00%)
			Oil Company - Exploration & Production (2.57%)
Prudential Financial Inc	7,292	219
			Apache Corp	79,438	6,540
Torchmark Corp	70,329	2,937
			Devon Energy Corp	81,864	6,620
Unum Group	193,325	3,045

			Occidental Petroleum Corp	51,151	2,841

		6,201

					16,001

Machinery - Construction & Mining (0.27%)
			Oil Company - Integrated (12.03%)
Bucyrus International Inc	69,525	1,678
			Chevron Corp	296,160	22,094
			ConocoPhillips	146,218	7,606
Machinery - Farm (0.40%)
AGCO Corp (a)	79,444	2,504	Exxon Mobil Corp (b)	602,455	44,654
			Marathon Oil Corp	18,665	543

Machinery - Pumps (0.41%)					74,897

Flowserve Corp	44,692	2,544	Oil Field Machinery & Equipment (0.37%)
			National Oilwell Varco Inc (a)	76,489	2,286
Medical - Biomedical/Gene (2.76%)
Amgen Inc (a)	201,716	12,081	Paper & Related Products (0.86%)
Biogen Idec Inc (a)	54,376	2,314	Domtar Corp (a)	857,432	2,126
Invitrogen Corp (a)	97,225	2,799	International Paper Co	185,638	3,197

		17,194			5,323

Medical - Drugs (3.43%)			Property & Casualty Insurance (1.79%)
Eli Lilly & Co	99,633	3,369	Arch Capital Group Ltd (a)	5,439	380
Merck & Co Inc/NJ	77,996	2,414	Chubb Corp	110,884	5,746
Pfizer Inc (b)	713,891	12,643	Travelers Cos Inc/The	117,235	4,988

Wyeth	90,792	2,922			11,114

		21,348

			Radio (0.00%)
Medical - HMO (0.88%)			Citadel Broadcasting Corp (a)	3	-
Aetna Inc	103,048	2,563
Cigna Corp	141,604	2,308	Regional Banks (4.43%)
WellPoint Inc (a)	16,087	625	PNC Financial Services Group Inc	89,160	5,944

		5,496	US Bancorp	157,849	4,705

			Wells Fargo & Co	497,784	16,950

Medical Products (4.14%)
Covidien Ltd	132,179	5,854			27,599

See accompanying notes

291

Schedule of Investments
LargeCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (1.32%)			Telephone - Integrated (continued)
PartnerRe Ltd	52,805 $	3,574	CenturyTel Inc	118,164 $	2,967
Reinsurance Group of America Inc	55,478	2,072	Verizon Communications Inc	255,106	7,569
Transatlantic Holdings Inc	59,692	2,558	Windstream Corp	267,464	2,009

		8,204			30,661

REITS - Apartments (0.32%)			Tobacco (1.49%)
AvalonBay Communities Inc	28,301	2,010	Altria Group Inc	282,578	5,423
			Reynolds American Inc	79,078	3,871

REITS - Healthcare (0.82%)					9,294

Nationwide Health Properties Inc	77,482	2,312
			Tools - Hand Held (0.46%)
Ventas Inc	77,829	2,807

			Snap-On Inc	77,068	2,848
		5,119

REITS - Mortgage (0.59%)			Toys (0.55%)
Annaly Capital Management Inc	263,761	3,666	Hasbro Inc	116,929	3,399

REITS - Office Property (0.94%)			Transport - Rail (0.66%)
Alexandria Real Estate Equities Inc	35,826	2,490	Norfolk Southern Corp	68,969	4,134
Boston Properties Inc	47,258	3,350

		5,840	Vitamins & Nutrition Products (0.29%)

			NBTY Inc (a)	77,850	1,819

REITS - Warehouse & Industrial (0.34%)
			TOTAL COMMON STOCKS	$ 598,008

AMB Property Corp	86,955	2,089
				Principal
Retail - Apparel & Shoe (0.77%)				Amount	Value
Gap Inc/The	229,082	2,964		(000's)	(000's)

Ltd Brands Inc	150,476	1,803	SHORT TERM INVESTMENTS (3.72%)

		4,767	Commercial Paper (3.72%)

			Investment in Joint Trading Account; HSBC
Retail - Building Products (0.38%)			Funding
Home Depot Inc	100,616	2,373	0.25%, 11/ 3/2008	$ 11,568 $	11,568
			Investment in Joint Trading Account;
Retail - Discount (1.87%)			Prudential Funding
BJ's Wholesale Club Inc (a)	70,700	2,489	0.30%, 11/ 3/2008	11,567	11,567

Dollar Tree Inc (a)	97,673	3,713			23,135

Wal-Mart Stores Inc	97,437	5,438

			TOTAL SHORT TERM INVESTMENTS	$ 23,135

		11,640

			Total Investments	$ 621,143
Retail - Major Department Store (0.43%)			Other Assets in Excess of Liabilities, Net - 0.19%		1,190

TJX Cos Inc	99,783	2,670
			TOTAL NET ASSETS - 100.00%	$ 622,333

Retail - Restaurants (0.81%)
McDonald's Corp	86,496	5,011
			(a) Non-Income Producing Security
			(b)	Security or a portion of the security was pledged to cover margin
Savings & Loans - Thrifts (0.72%)
			requirements for futures contracts. At the end of the period, the value of
Hudson City Bancorp Inc	239,750	4,510	these securities totaled $4,367 or 0.70% of net assets.

Steel - Producers (0.20%)
United States Steel Corp	34,412	1,269

Telecommunication Services (0.48%)
Embarq Corp	99,585	2,987

Telephone - Integrated (4.93%)
AT&T Inc	676,730	18,116

See accompanying notes

292

	Schedule of Investments
	LargeCap Value Fund
	October 31, 2008
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 19,702
Unrealized Depreciation	(157,286)

Net Unrealized Appreciation (Depreciation)	(137,584)
Cost for federal income tax purposes	758,727
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	29.46%
Consumer, Non-cyclical	20.64%
Energy	15.42%
Industrial	10.05%
Communications	8.24%
Utilities	6.34%
Consumer, Cyclical	5.58%
Basic Materials	2.27%
Technology	1.81%
Other Assets in Excess of Liabilities, Net	0.19%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.23%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	83	$ 22,231	$ 20,072	$ (2,159)
All dollar amounts are shown in thousands (000's)

See accompanying notes

293

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.36%)			COMMON STOCKS (continued)
Aerospace & Defense (0.60%)			Computers - Memory Devices (1.22%)
Lockheed Martin Corp	106,200 $	9,032	EMC Corp/Massachusetts (a)	1,702,000 $	20,050
Northrop Grumman Corp	47,800	2,242	Western Digital Corp (a)	166,800	2,752

		11,274			22,802

Aerospace & Defense Equipment (1.11%)			Computers - Peripheral Equipment (0.23%)
United Technologies Corp	376,600	20,698	Lexmark International Inc (a)	167,800	4,334

Apparel Manufacturers (0.28%)			Containers - Metal & Glass (0.72%)
Jones Apparel Group Inc	474,200	5,268	Ball Corp	201,000	6,874
			Owens-Illinois Inc (a)	286,700	6,560

Applications Software (0.52%)					13,434

Microsoft Corp	433,200	9,673
			Containers - Paper & Plastic (0.03%)
Athletic Footwear (1.06%)			Smurfit-Stone Container Corp (a)	361,000	487
Nike Inc	341,700	19,692
			Cosmetics & Toiletries (2.93%)
Auto/Truck Parts & Equipment - Original (0.41%)			Colgate-Palmolive Co	288,900	18,132
Autoliv Inc	170,800	3,648	Procter & Gamble Co	565,900	36,523

Magna International Inc	115,400	3,902			54,655

		7,550	Distribution & Wholesale (0.32%)

Beverages - Non-Alcoholic (0.72%)			Ingram Micro Inc (a)	284,600	3,794
Coca-Cola Co/The	63,900	2,815	Tech Data Corp (a)	102,800	2,205

Coca-Cola Enterprises Inc	490,200	4,927			5,999

Pepsi Bottling Group Inc	247,000	5,711	Diversified Banking Institutions (9.63%)

		13,453	Bank of America Corp	2,235,900	54,042

Brewery (0.34%)			Citigroup Inc	2,471,400	33,735
Molson Coors Brewing Co	167,000	6,239	Deutsche Bank AG	73,400	2,788
			Goldman Sachs Group Inc/The	121,500	11,239
Building - Residential & Commercial (0.29%)			JP Morgan Chase & Co	1,683,600	69,448
Centex Corp	187,300	2,294	Morgan Stanley	473,400	8,270

KB Home	190,500	3,180			179,522

		5,474

			Diversified Manufacturing Operations (3.30%)
Chemicals - Diversified (1.09%)			3M Co	69,400	4,462
Dow Chemical Co/The	306,900	8,185	General Electric Co	2,060,000	40,191
EI Du Pont de Nemours & Co	378,700	12,118	ITT Corp	285,300	12,696

		20,303	Tyco International Ltd	166,050	4,198

Chemicals - Specialty (0.56%)					61,547

Ashland Inc	136,100	3,075	Electric - Integrated (3.29%)
Eastman Chemical Co	132,900	5,368	Dominion Resources Inc/VA (b)	645,700	23,426
Lubrizol Corp	53,200	1,999	Exelon Corp	338,000	18,333

		10,442	PG&E Corp	529,200	19,406

Commercial Services - Finance (0.97%)			Wisconsin Energy Corp	4,800	209

Automatic Data Processing Inc	519,500	18,156			61,374

			Electric Products - Miscellaneous (0.49%)
Computer Services (1.05%)			Emerson Electric Co	277,200	9,073
Accenture Ltd	591,900	19,562
			Electronic Components - Miscellaneous (0.19%)
Computers (0.99%)			Flextronics International Ltd (a)	690,269	2,885
IBM Corp	199,300	18,529
			Sanmina-SCI Corp (a)	813,200	610

See accompanying notes

294

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Machinery - Construction & Mining (0.11%)
(continued)			Caterpillar Inc	52,100 $	1,989
Vishay Intertechnology Inc (a)	22,100 $	95

		3,590	Medical - Biomedical/Gene (0.18%)

Electronic Components - Semiconductors (0.25%)			Amgen Inc (a)	56,400	3,378
Nvidia Corp (a)	539,500	4,726
			Medical - Drugs (4.63%)
Electronic Parts Distribution (0.38%)			Merck & Co Inc/NJ	563,600	17,443
Arrow Electronics Inc (a)	226,700	3,956	Pfizer Inc	2,209,600	39,132
Avnet Inc (a)	182,200	3,050	Sanofi-Aventis SA ADR	215,100	6,802

		7,006	Wyeth	713,200	22,951

					86,328

Enterprise Software & Services (1.04%)
Oracle Corp (a)	1,062,600	19,435	Medical - Wholesale Drug Distribution (0.40%)
			AmerisourceBergen Corp	65,700	2,054
Fiduciary Banks (0.96%)			Cardinal Health Inc	142,400	5,440

State Street Corp	414,800	17,982			7,494

			Medical Products (3.68%)
Finance - Credit Card (0.50%)
			Covidien Ltd	417,400	18,487
Discover Financial Services	758,800	9,295
			Johnson & Johnson	675,100	41,410
Food - Canned (0.10%)			Zimmer Holdings Inc (a)	188,300	8,743

Del Monte Foods Co	294,200	1,856			68,640

			Metal - Aluminum (0.26%)
Food - Meat Products (0.21%)
			Alcoa Inc	426,100	4,904
Tyson Foods Inc	456,300	3,988
			Metal - Diversified (0.47%)
Food - Miscellaneous/Diversified (1.58%)
			Freeport-McMoRan Copper & Gold Inc	298,195	8,677
ConAgra Foods Inc	409,800	7,139
General Mills Inc	274,200	18,574	Multi-Line Insurance (4.68%)
Kraft Foods Inc	130,100	3,791	ACE Ltd	578,600	33,189

		29,504	Allstate Corp/The	349,400	9,221

Food - Retail (1.29%)			American International Group Inc	878,000	1,677
Kroger Co/The	437,600	12,017	Genworth Financial Inc	475,800	2,303
Safeway Inc	326,300	6,940	Hartford Financial Services Group Inc	200,100	2,065
SUPERVALU Inc	357,100	5,085	MetLife Inc	985,800	32,748

		24,042	Old Republic International Corp	478,200	4,404

			XL Capital Ltd	169,300	1,642

Health Care Cost Containment (0.38%)
					87,249

McKesson Corp	190,800	7,020
			Multimedia (1.89%)
Independent Power Producer (0.14%)			Time Warner Inc	1,174,600	11,852
Reliant Energy Inc (a)	511,570	2,686	Viacom Inc (a)	122,300	2,473
			Walt Disney Co/The	805,200	20,854

Investment Management & Advisory Services (0.48%)
					35,179

Franklin Resources Inc	132,400	9,003
			Networking Products (0.92%)
Leisure & Recreation Products (0.04%)			Cisco Systems Inc (a)	969,000	17,219
Brunswick Corp/DE	214,600	745
			Non-Hazardous Waste Disposal (0.40%)
Life & Health Insurance (0.42%)			Allied Waste Industries Inc (a)	710,800	7,407
Unum Group	496,300	7,817
See accompanying notes

295

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil & Gas Drilling (0.54%)			Retail - Building Products (0.62%)
Transocean Inc	122,900 $	10,118	Home Depot Inc	489,700 $	11,552

Oil Company - Exploration & Production (4.64%)			Retail - Discount (1.15%)
Anadarko Petroleum Corp	274,800	9,701	Family Dollar Stores Inc	255,600	6,878
Apache Corp	278,600	22,937	Wal-Mart Stores Inc	260,800	14,555

Devon Energy Corp	337,600	27,298			21,433

Occidental Petroleum Corp	479,800	26,648

			Retail - Drug Store (1.09%)
		86,584	CVS/Caremark Corp	663,000	20,321

Oil Company - Integrated (11.59%)
BP PLC ADR	284,300	14,130	Retail - Regional Department Store (0.29%)
Chevron Corp	638,500	47,632	Macy's Inc	442,900	5,443
ConocoPhillips	867,600	45,133
			Retail - Restaurants (0.49%)
Exxon Mobil Corp	1,158,500	85,868
			McDonald's Corp	157,900	9,147
Murphy Oil Corp	183,400	9,287
Royal Dutch Shell PLC ADR	117,600	6,563	Steel - Producers (0.20%)
Total SA ADR	134,500	7,457	ArcelorMittal	142,500	3,741

		216,070

			Taiwan, Province Of China (0.21%)
Oil Refining & Marketing (0.37%)
			AU Optronics Corp ADR	562,600	3,882
Sunoco Inc	80,900	2,468
Valero Energy Corp	219,100	4,509

			Telecommunication Equipment (0.16%)
		6,977

			Vodafone Group PLC ADR	151,700	2,923
Property & Casualty Insurance (1.59%)
Chubb Corp	195,700	10,141	Telephone - Integrated (5.47%)
Fidelity National Financial Inc	412,000	3,712	AT&T Inc	2,455,100	65,723
Travelers Cos Inc/The	369,291	15,714	Sprint Nextel Corp	1,528,900	4,785

		29,567	Verizon Communications Inc	1,058,400	31,403

					101,911

Publishing - Newspapers (0.19%)
Gannett Co Inc	318,000	3,498	Television (0.25%)
			CBS Corp	471,200	4,575
Regional Banks (3.82%)
Fifth Third Bancorp	157,000	1,703	Tobacco (2.70%)
Keycorp	193,500	2,367	Altria Group Inc	563,400	10,812
PNC Financial Services Group Inc	308,400	20,561	Philip Morris International Inc	690,200	30,003
SunTrust Banks Inc	107,800	4,327	Reynolds American Inc	195,800	9,586

US Bancorp	200,700	5,983			50,401

Wells Fargo & Co	1,062,900	36,192	Tools - Hand Held (0.32%)

		71,133	Black & Decker Corp	118,600	6,004

Reinsurance (0.87%)
			Wireless Equipment (0.68%)
Berkshire Hathaway Inc - Class B (a)	2,368	9,093
			Motorola Inc	592,700	3,183
PartnerRe Ltd	22,000	1,489
			Nokia OYJ ADR	344,100	5,223
RenaissanceRe Holdings Ltd	121,700	5,586

			Telefonaktiebolaget LM Ericsson ADR	606,800	4,290

		16,168

					12,696

Retail - Apparel & Shoe (0.39%)
Gap Inc/The	558,300	7,224	TOTAL COMMON STOCKS	$ 1,778,134

Ltd Brands Inc	5,600	67

		7,291

See accompanying notes

296

Schedule of Investments LargeCap Value Fund III

October 31, 2008

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (3.05%)
Commercial Paper (3.05%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 28,486 $	28,486
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	28,486	28,486

		56,972

TOTAL SHORT TERM INVESTMENTS		$ 56,972

MONEY MARKET FUNDS (0.06%)
Money Center Banks (0.06%)
BNP Paribas Securities Corporation
Repurchase Agreement; 0.20% dated
10/31/08 maturing 11/03/08 (collateralized
by U.S. Government Agency Issues;
$1,094,000; 0.00% - 6.25%; dated
12/23/08 - 07/13/37) (c)	$ 1,085$	1,085

TOTAL MONEY MARKET FUNDS		$ 1,085

Total Investments		$ 1,836,191
Other Assets in Excess of Liabilities, Net - 1.53%		28,497

TOTAL NET ASSETS - 100.00%		$ 1,864,688

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 88,964
Unrealized Depreciation	(728,927)

Net Unrealized Appreciation (Depreciation)	(639,963)
Cost for federal income tax purposes	2,476,154
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	26.05%
Consumer, Non-cyclical	19.85%
Energy	17.15%
Communications	9.55%
Industrial	7.85%
Consumer, Cyclical	6.70%
Technology	5.31%
Utilities	3.43%
Basic Materials	2.58%
Other Assets in Excess of Liabilities, Net	1.53%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.68%

See accompanying notes

297

Schedule of Investments
LargeCap Value Fund III
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; December 2008	Buy	207	$ 46,754	$ 50,057	$ 3,303
All dollar amounts are shown in thousands (000's)

See accompanying notes

298

Schedule of Investments
MidCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (91.80%)			COMMON STOCKS (continued)
Advertising Sales (0.43%)			Diversified Operations (1.21%)
Lamar Advertising Co (a)	166,612 $	2,527	Onex Corp (a)	413,768 $	7,095

Aerospace & Defense Equipment (1.69%)			E-Commerce - Services (0.29%)
Alliant Techsystems Inc (a)	119,846	9,875	Liberty Media Corp - Interactive (a)	343,200	1,675

Applications Software (0.55%)			Electric - Generation (0.94%)
Intuit Inc (a)	127,880	3,205	AES Corp/The (a)	688,915	5,491

Belgium (0.19%)			Electric - Integrated (4.79%)
RHJ International (a)	209,761	1,119	Allegheny Energy Inc	260,392	7,851
			Ameren Corp	122,688	3,981
Broadcasting Services & Programming (4.11%)			Constellation Energy Group Inc	540,442	13,084
Discovery Communications Inc - A Shares (a)	407,790	5,562	SCANA Corp	95,556	3,145

Discovery Communications Inc - C Shares (a)	407,790	5,432			28,061

Liberty Global Inc - A Shares (a)	265,070	4,371
			Electric - Transmission (0.07%)
Liberty Global Inc - B Shares (a)	338,909	5,477
			Brookfield Infrastructure Partners LP	27,148	407
Liberty Media Corp - Capital Series A (a)	471,929	3,214

		24,056

			Electronic Components - Miscellaneous (0.78%)
Building & Construction Products -			Gentex Corp	473,298	4,539
Miscellaneous (0.11%)
USG Corp (a)	41,749	619	Electronic Components - Semiconductors (0.07%)
			Microchip Technology Inc	17,901	441
Cable TV (1.67%)
DISH Network Corp (a)	622,458	9,797	Energy - Alternate Sources (2.98%)
			Covanta Holding Corp (a)	809,109	17,444
Casino Services (0.04%)
International Game Technology	15,277	214	Food - Wholesale & Distribution (1.42%)
			Sysco Corp	317,855	8,328
Commercial Services (2.61%)
Iron Mountain Inc (a)	628,498	15,260	Forestry (1.18%)
			Weyerhaeuser Co	180,399	6,895
Commercial Services - Finance (2.22%)
Automatic Data Processing Inc	68,594	2,397	Gas - Distribution (0.62%)
Lender Processing Services Inc	156,889	3,619	National Fuel Gas Co	100,088	3,622
Western Union Co/The	457,779	6,986

		13,002	Gold Mining (1.69%)

			Newmont Mining Corp	375,510	9,891
Consulting Services (1.93%)
SAIC Inc (a)	612,689	11,316	Independent Power Producer (1.40%)
			Calpine Corp (a)	700,190	8,192
Data Processing & Management (1.11%)
Broadridge Financial Solutions Inc	149,058	1,804	Insurance Brokers (2.77%)
Fidelity National Information Services Inc	311,551	4,701	Aon Corp	118,090	4,995

		6,505	Brown & Brown Inc	275,433	5,652

Dental Supplies & Equipment (0.93%)			Marsh & McLennan Cos Inc	188,935	5,540

Dentsply International Inc	179,948	5,467			16,187

			Investment Management & Advisory Services (0.78%)
Diversified Manufacturing Operations (0.57%)
			Ameriprise Financial Inc	112,839	2,437
Tyco International Ltd	130,941	3,310
			Legg Mason Inc	97,192	2,157

					4,594

See accompanying notes

299

Schedule of Investments
MidCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Linen Supply & Related Items (3.09%)			Property & Casualty Insurance (4.94%)
Cintas Corp	763,427 $	18,093	Fidelity National Financial Inc	45,424 $	409
			Markel Corp (a)	34,566	12,127
Medical - Drugs (2.12%)			Mercury General Corp	216,505	11,122
Valeant Pharmaceuticals International (a)	661,856	12,423	White Mountains Insurance Group Ltd	15,313	5,276

					28,934

Medical - HMO (0.99%)
Coventry Health Care Inc (a)	440,221	5,807	Publishing - Newspapers (1.67%)
			Washington Post Co/The	22,851	9,753
Medical - Outpatient & Home Medical Care (1.51%)
Lincare Holdings Inc (a)	335,809	8,849	Real Estate Operator & Developer (2.17%)
			Brookfield Asset Management Inc	496,460	8,951
Medical Instruments (2.39%)			Forest City Enterprises Inc	314,052	3,734

St Jude Medical Inc (a)	367,351	13,970			12,685

Medical Laboratory & Testing Service (2.52%)			Reinsurance (1.94%)
Laboratory Corp of America Holdings (a)	239,788	14,745	Everest Re Group Ltd	152,012	11,355

Medical Products (1.65%)			Retail - Auto Parts (2.31%)
Covidien Ltd	217,558	9,636	O'Reilly Automotive Inc (a)	499,010	13,528

Motion Pictures & Services (0.18%)			Retail - Major Department Store (0.18%)
Ascent Media Corp (a)	41,479	1,049	TJX Cos Inc	39,816	1,065

Multi-Line Insurance (2.43%)			Retail - Restaurants (0.04%)
Loews Corp	427,524	14,198	Yum! Brands Inc	7,763	225

Multimedia (1.73%)			Satellite Telecommunications (0.66%)
Liberty Media Corp - Entertainment (a)	628,444	10,118	EchoStar Holding Corp (a)	198,063	3,846

Oil - Field Services (0.36%)			Telephone - Integrated (1.14%)
Weatherford International Ltd (a)	124,192	2,096	Telephone & Data Systems Inc	243,258	6,665

Oil & Gas Drilling (1.12%)			Textile - Home Furnishings (0.35%)
Nabors Industries Ltd (a)	458,068	6,587	Mohawk Industries Inc (a)	42,358	2,049

Oil Company - Exploration & Production (9.89%)			Tobacco (1.97%)
Cimarex Energy Co	298,139	12,063	UST Inc	170,957	11,555
Encore Acquisition Co (a)	416,846	12,985
			Transport - Truck (0.27%)
EOG Resources Inc	95,962	7,765
			Heartland Express Inc	102,712	1,576
Equitable Resources Inc	271,792	9,434
Newfield Exploration Co (a)	53,685	1,233	Wireless Equipment (0.53%)
Questar Corp	274,369	9,455	American Tower Corp (a)	95,405	3,083

Rosetta Resources Inc (a)	283,500	2,991	TOTAL COMMON STOCKS	$ 537,272

XTO Energy Inc	54,708	1,967

				Principal
		57,893

				Amount	Value
Pipelines (3.60%)				(000's)	(000's)

Spectra Energy Corp	478,422	9,248	SHORT TERM INVESTMENTS (4.40%)
Williams Cos Inc	563,284	11,812	Commercial Paper (4.40%)

		21,060	Investment in Joint Trading Account; HSBC

			Funding
Precious Metals (0.90%)			0.25%, 11/ 3/2008	$ 12,868 $	12,868
Franco-Nevada Corp	369,528	5,295

See accompanying notes

300

Schedule of Investments MidCap Blend Fund October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	$ 12,869 $	12,869

25,737

TOTAL SHORT TERM INVESTMENTS		$ 25,737

REPURCHASE AGREEMENTS (4.02%)
Money Center Banks (4.02%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $24,240,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	$ 23,534$	23,534

TOTAL REPURCHASE AGREEMENTS		$ 23,534

Total Investments		$ 586,543
Liabilities in Excess of Other Assets, Net - (0.22)%		(1,265)

TOTAL NET ASSETS - 100.00%		$ 585,278

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 35,254
Unrealized Depreciation	(187,039)

Net Unrealized Appreciation (Depreciation)	(151,785)
Cost for federal income tax purposes	738,328
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	23.64%
Consumer, Non-cyclical	22.27%
Energy	17.96%
Communications	12.22%
Utilities	7.82%
Consumer, Cyclical	6.19%
Basic Materials	3.77%
Industrial	3.40%
Technology	1.74%
Diversified	1.21%
Liabilities in Excess of Other Assets, Net	(0.22%)

TOTAL NET ASSETS	100.00%

See accompanying notes

301

Schedule of Investments
MidCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.29%)			COMMON STOCKS (continued)
Aerospace & Defense (0.43%)			Commercial Services (0.46%)
Teledyne Technologies Inc (a)	16,700 $	761	Alliance Data Systems Corp (a)	16,350 $	820

Aerospace & Defense Equipment (0.69%)			Commercial Services - Finance (2.62%)
Goodrich Corp	33,425	1,222	H&R Block Inc	107,950	2,129
			Heartland Payment Systems Inc	53,250	927
Agricultural Chemicals (0.50%)			Total System Services Inc	79,400	1,091
CF Industries Holdings Inc	13,725	881	Western Union Co/The	33,225	507

					4,654

Apparel Manufacturers (1.62%)
Coach Inc (a)	75,700	1,559	Computer Aided Design (0.51%)
Polo Ralph Lauren Corp	10,700	505	Ansys Inc (a)	31,600	905
VF Corp	14,700	810

			Computer Services (1.08%)
		2,874

			Accenture Ltd	35,825	1,184
Applications Software (0.33%)			Cognizant Technology Solutions Corp (a)	37,825	726

Salesforce.com Inc (a)	18,825	583			1,910

Beverages - Non-Alcoholic (1.05%)			Computers - Integrated Systems (1.28%)
Coca-Cola Enterprises Inc	92,950	934	NCR Corp (a)	83,875	1,533
Hansen Natural Corp (a)	36,825	933	Teradata Corp (a)	48,700	750

		1,867			2,283

Beverages - Wine & Spirits (0.39%)			Computers - Memory Devices (0.86%)
Brown-Forman Corp	15,375	698	NetApp Inc (a)	83,975	1,136
			Western Digital Corp (a)	24,125	398

Building - Heavy Construction (0.22%)					1,534

Perini Corp (a)	20,675	393
			Consulting Services (1.70%)
			SAIC Inc (a)	92,275	1,704
Building - Residential & Commercial (0.47%)
NVR Inc (a)	1,700	833	Watson Wyatt Worldwide Inc	31,150	1,323

					3,027

Cable TV (0.76%)			Cosmetics & Toiletries (1.14%)
DISH Network Corp (a)	85,400	1,344	Avon Products Inc	81,450	2,022

Cellular Telecommunications (0.90%)			Data Processing & Management (0.68%)
Millicom International Cellular SA	10,500	420	Dun & Bradstreet Corp	16,350	1,205
NII Holdings Inc (a)	45,725	1,178

		1,598	Dental Supplies & Equipment (0.46%)

			Patterson Cos Inc (a)	32,150	814
Chemicals - Diversified (0.34%)
FMC Corp	13,900	605
			Diversified Manufacturing Operations (2.27%)
			Brink's Co/The	22,450	1,089
Chemicals - Specialty (0.72%)
Sigma-Aldrich Corp	13,475	591	Cooper Industries Ltd	16,500	511
Terra Industries Inc	31,050	683	Harsco Corp	26,550	628

		1,274	ITT Corp	28,350	1,262

			SPX Corp	14,000	542

Coal (0.60%)					4,032

Alpha Natural Resources Inc (a)	15,975	572
Massey Energy Co	21,800	503	E-Commerce - Services (0.37%)

		1,075	Priceline.com Inc (a)	12,525	659

Commercial Banks (0.39%)			Electric - Integrated (1.34%)
Bank of Hawaii Corp	13,675	693	Alliant Energy Corp	20,150	592

See accompanying notes

302

Schedule of Investments

MidCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker
Edison International	50,450 $	1,796	(continued)

			TD Ameritrade Holding Corp (a)	64,375 $	855

		2,388

					2,708

Electronic Components - Miscellaneous (0.36%)
Garmin Ltd	28,750	645	Food - Miscellaneous/Diversified (0.49%)
			ConAgra Foods Inc	49,725	866

Electronic Components - Semiconductors (3.07%)
Broadcom Corp (a)	83,025	1,418	Footwear & Related Apparel (0.24%)
			Deckers Outdoor Corp (a)	5,025	426
Intersil Corp	48,150	659
MEMC Electronic Materials Inc (a)	32,925	605
			Gas - Distribution (2.20%)
Microchip Technology Inc	58,550	1,442
			Laclede Group Inc/The	29,025	1,519
National Semiconductor Corp	38,025	501
			Sempra Energy	55,975	2,384

Nvidia Corp (a)	94,600	829

					3,903

		5,454

			Hospital Beds & Equipment (0.26%)
Electronic Design Automation (0.16%)			Kinetic Concepts Inc (a)	18,725	453
Cadence Design Systems Inc (a)	69,150	281

			Hotels & Motels (0.72%)
Electronic Measurement Instruments (1.06%)			Choice Hotels International Inc	46,475	1,271
Agilent Technologies Inc (a)	63,575	1,411

Trimble Navigation Ltd (a)	23,275	479	Industrial Audio & Video Products (0.59%)

		1,890	Dolby Laboratories Inc (a)	33,450	1,056

Electronic Parts Distribution (0.27%)
			Industrial Gases (0.95%)
Arrow Electronics Inc (a)	27,925	487
			Airgas Inc	44,175	1,695

Electronics - Military (0.93%)
			Instruments - Controls (0.96%)
L-3 Communications Holdings Inc	20,250	1,644
			Mettler Toledo International Inc (a)	22,250	1,703

Engineering - Research & Development Services (2.52%)
			Instruments - Scientific (1.14%)
EMCOR Group Inc (a)	19,075	339
			Applied Biosystems Inc	41,225	1,271
Fluor Corp	51,975	2,075
			Waters Corp (a)	17,300	758

Foster Wheeler Ltd (a)	41,700	1,143
					2,029

Jacobs Engineering Group Inc (a)	25,325	923

		4,480	Internet Infrastructure Equipment (0.32%)

			Avocent Corp (a)	37,525	564
Engines - Internal Combustion (0.65%)

Cummins Inc	44,800	1,158	Internet Infrastructure Software (0.37%)
			Akamai Technologies Inc (a)	45,375	652
Enterprise Software & Services (1.98%)

BMC Software Inc (a)	33,325	860	Internet Security (1.03%)
CA Inc	77,475	1,379	McAfee Inc (a)	56,150	1,828
Sybase Inc (a)	47,950	1,277

		3,516	Investment Management & Advisory Services (0.33%)

			Waddell & Reed Financial Inc	40,250	584
Entertainment Software (0.41%)
Activision Blizzard Inc (a)	57,925	722
			Machinery - Construction & Mining (0.64%)
			Bucyrus International Inc	14,675	354
Fiduciary Banks (1.48%)
Northern Trust Corp	46,750	2,632	Joy Global Inc	27,250	790

					1,144

Finance - Investment Banker & Broker (1.52%)			Machinery - Farm (0.21%)
Greenhill & Co Inc	9,200	607	AGCO Corp (a)	11,650	367
Lazard Ltd	41,300	1,246

See accompanying notes

303

Schedule of Investments
MidCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - General Industry (0.33%)			Oil Company - Exploration & Production
Manitowoc Co Inc/The	18,175 $	179	(continued)
			Noble Energy Inc	30,600 $	1,585
Robbins & Myers Inc	20,400	416

			Stone Energy Corp (a)	39,050	1,185
		595

			W&T Offshore Inc	12,925	248

Machinery - Pumps (0.42%)					6,704

Flowserve Corp	13,225	753
			Oil Company - Integrated (0.88%)
Medical - Biomedical/Gene (0.80%)			Murphy Oil Corp	31,000	1,570
Invitrogen Corp (a)	34,875	1,004
OSI Pharmaceuticals Inc (a)	11,100	421	Oil Refining & Marketing (0.76%)

			Frontier Oil Corp	22,150	293
		1,425

			Sunoco Inc	34,625	1,056

Medical - Drugs (2.31%)					1,349

Endo Pharmaceuticals Holdings Inc (a)	105,575	1,953
Forest Laboratories Inc (a)	51,375	1,193	Quarrying (0.38%)
			Compass Minerals International Inc	12,300	676
King Pharmaceuticals Inc (a)	109,300	961

		4,107

			Racetracks (0.45%)
Medical - HMO (2.28%)			International Speedway Corp	25,650	805
Cigna Corp	91,625	1,493
Coventry Health Care Inc (a)	42,350	559	Recreational Vehicles (0.29%)
Health Net Inc (a)	38,450	495	Polaris Industries Inc	15,525	523
Humana Inc (a)	50,850	1,505

			REITS - Office Property (0.42%)
		4,052

			Boston Properties Inc	10,450	741
Medical Instruments (1.45%)
St Jude Medical Inc (a)	67,525	2,568	Rental - Auto & Equipment (0.86%)
			Rent-A-Center Inc/TX (a)	104,425	1,525
Medical Laboratory & Testing Service (0.69%)
Laboratory Corp of America Holdings (a)	19,900	1,224	Retail - Apparel & Shoe (2.15%)
			Aeropostale Inc (a)	45,925	1,112
Medical Products (0.85%)			Dress Barn Inc (a)	49,675	475
Henry Schein Inc (a)	32,100	1,503	Gymboree Corp (a)	12,475	323
			Ross Stores Inc	43,100	1,409
Metal - Iron (0.18%)
			Urban Outfitters Inc (a)	22,750	494

Cliffs Natural Resources Inc	12,000	324
					3,813

Metal Processors & Fabrication (1.00%)			Retail - Auto Parts (1.36%)
Precision Castparts Corp	21,375	1,385	Autozone Inc (a)	18,925	2,409
Timken Co	24,875	395

		1,780	Retail - Automobile (0.87%)

			Copart Inc (a)	44,275	1,545
Office Automation & Equipment (0.30%)
Xerox Corp	65,925	529	Retail - Computer Equipment (0.50%)
			GameStop Corp (a)	32,300	885
Oil & Gas Drilling (3.32%)
ENSCO International Inc	49,225	1,871	Retail - Discount (3.59%)
Noble Corp	64,075	2,064	Big Lots Inc (a)	29,100	711
Patterson-UTI Energy Inc	44,800	594	BJ's Wholesale Club Inc (a)	26,850	945
Unit Corp (a)	36,625	1,375	Dollar Tree Inc (a)	25,750	979

		5,904	Family Dollar Stores Inc	138,950	3,739

Oil Company - Exploration & Production (3.77%)					6,374

Cimarex Energy Co	54,250	2,195
Nexen Inc	93,250	1,491

See accompanying notes

304

Schedule of Investments
MidCap Growth Fund I
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Major Department Store (0.91%)			Toys (continued)
TJX Cos Inc	60,500 $	1,619	Marvel Entertainment Inc (a)	47,500 $	1,529

					3,520

Retail - Regional Department Store (0.41%)
			Transport - Marine (1.57%)
Kohl's Corp (a)	20,825	732
			Kirby Corp (a)	41,650	1,429

Retail - Restaurants (1.59%)			Tidewater Inc	31,250	1,363

Yum! Brands Inc	97,550	2,830			2,792

			Transport - Services (0.71%)
Savings & Loans - Thrifts (1.30%)
			Ryder System Inc	32,050	1,270
Hudson City Bancorp Inc	123,075	2,315

			Vitamins & Nutrition Products (0.41%)
Schools (2.17%)
			Herbalife Ltd	30,000	733
Apollo Group Inc (a)	42,725	2,970

ITT Educational Services Inc (a)	10,150	889	Web Portals (0.30%)

		3,859	Sohu.com Inc (a)	9,575	526

Semiconductor Component - Integrated Circuits (2.29%)
			Wireless Equipment (0.89%)
Analog Devices Inc	45,425	970
			American Tower Corp (a)	49,000	1,583

Emulex Corp (a)	43,450	413
Integrated Device Technology Inc (a)	113,950	725	TOTAL COMMON STOCKS	$ 176,431

Linear Technology Corp	86,075	1,952	Total Investments	$ 176,431

		4,060	Other Assets in Excess of Liabilities, Net - 0.71%		1,257

Semiconductor Equipment (1.37%)			TOTAL NET ASSETS - 100.00%	$ 177,688

Kla-Tencor Corp	29,050	675
Lam Research Corp (a)	56,600	1,266
			(a) Non-Income Producing Security
Novellus Systems Inc (a)	31,200	493

		2,434	Unrealized Appreciation (Depreciation)

Steel - Producers (1.18%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
AK Steel Holding Corp	30,400	423
Nucor Corp	16,650	675
			Unrealized Appreciation	$ 3,209
Reliance Steel & Aluminum Co	13,775	345
			Unrealized Depreciation		(85,450)

Steel Dynamics Inc	55,375	660

			Net Unrealized Appreciation (Depreciation)		(82,241)
		2,103

			Cost for federal income tax purposes		258,672
Steel - Specialty (0.35%)			All dollar amounts are shown in thousands (000's)
Allegheny Technologies Inc	23,450	622
				Portfolio Summary (unaudited)

Telecommunication Services (0.44%)			Sector		Percent

NeuStar Inc (a)	39,275	774	Consumer, Non-cyclical		21.90%
			Consumer, Cyclical		17.14%
Telephone - Integrated (0.66%)			Industrial		17.00%
Windstream Corp	155,525	1,168	Technology		14.30%
			Energy		9.34%
			Communications		6.02%
Therapeutics (1.05%)
			Financial		5.45%
Warner Chilcott Ltd (a)	134,925	1,871	Basic Materials		4.60%
			Utilities		3.54%
Tobacco (0.46%)			Other Assets in Excess of Liabilities, Net		0.71%

Reynolds American Inc	16,850	825	TOTAL NET ASSETS		100.00%

Toys (1.98%)
Hasbro Inc	68,500	1,991

See accompanying notes

305

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.63%)			COMMON STOCKS (continued)
Airlines (0.51%)			Dental Supplies & Equipment (0.83%)
Continental Airlines Inc (a)	141,910 $	2,685	Dentsply International Inc	144,230 $	4,382

Beverages - Non-Alcoholic (0.39%)			Diversified Manufacturing Operations (1.65%)
Hansen Natural Corp (a)	81,840	2,072	ESCO Technologies Inc (a)	97,310	3,357
			Pentair Inc	128,834	3,561
Building - Residential & Commercial (2.77%)			SPX Corp	47,060	1,823

Pulte Homes Inc	644,960	7,185			8,741

Toll Brothers Inc (a)	323,160	7,471

			Electric - Integrated (0.93%)
		14,656

			PPL Corp	150,030	4,924
Cable TV (0.65%)
Cablevision Systems Corp	194,610	3,451	Electric Products - Miscellaneous (1.08%)
			Ametek Inc	172,430	5,733
Casino Hotels (1.12%)
Wynn Resorts Ltd	98,640	5,958	Electronic Components - Semiconductors (5.66%)
			Altera Corp	486,310	8,438
Cellular Telecommunications (0.68%)			Broadcom Corp (a)	487,960	8,334
MetroPCS Communications Inc (a)	261,840	3,598	Cavium Networks Inc (a)	249,598	3,180
			Micron Technology Inc (a)	1,132,579	5,334
Chemicals - Specialty (1.54%)
			PMC - Sierra Inc (a)	1,002,030	4,690

Ecolab Inc	102,890	3,834
					29,976

Sigma-Aldrich Corp	98,476	4,319

		8,153	Electronic Forms (0.69%)

			Adobe Systems Inc (a)	138,410	3,687
Coal (2.17%)
Alpha Natural Resources Inc (a)	63,990	2,289	Energy - Alternate Sources (1.78%)
Consol Energy Inc	163,280	5,125	Covanta Holding Corp (a)	266,170	5,739
Walter Industries Inc	105,550	4,090	First Solar Inc (a)	25,800	3,707

		11,504			9,446

Coatings & Paint (1.02%)			Engineering - Research & Development Services (1.13%)
Sherwin-Williams Co/The	94,690	5,389	Fluor Corp	149,400	5,966

Commercial Services (1.11%)			Engines - Internal Combustion (0.63%)
Quanta Services Inc (a)	297,140	5,872	Cummins Inc	129,840	3,356

Computer Software (0.50%)			Enterprise Software & Services (0.35%)
Omniture Inc (a)	230,695	2,653	Concur Technologies Inc (a)	73,060	1,843

Computers - Memory Devices (0.30%)			Entertainment Software (1.45%)
SanDisk Corp (a)	180,630	1,606	Activision Blizzard Inc (a)	618,150	7,702

Consulting Services (1.70%)			Fiduciary Banks (1.60%)
FTI Consulting Inc (a)	154,270	8,986	Northern Trust Corp	150,730	8,488

Consumer Products - Miscellaneous (1.15%)			Finance - Investment Banker & Broker (0.96%)
Clorox Co	100,610	6,118	Lazard Ltd	168,200	5,075

Containers - Paper & Plastic (0.94%)			Food - Miscellaneous/Diversified (1.48%)
Pactiv Corp (a)	210,520	4,960	Campbell Soup Co	75,250	2,856
			McCormick & Co Inc/MD	148,490	4,998

Cosmetics & Toiletries (1.11%)
					7,854

Alberto-Culver Co	228,590	5,882

See accompanying notes

306

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Footwear & Related Apparel (0.89%)			Medical Products (1.04%)
Deckers Outdoor Corp (a)	55,330 $	4,695	Henry Schein Inc (a)	117,843 $	5,516

Hazardous Waste Disposal (2.60%)			Metal Processors & Fabrication (0.93%)
Clean Harbors Inc (a)	81,930	5,372	Precision Castparts Corp	76,380	4,950
Stericycle Inc (a)	143,607	8,391

		13,763	Motorcycle/Motor Scooter (0.44%)

			Harley-Davidson Inc	94,650	2,317
Human Resources (0.99%)
Robert Half International Inc	277,890	5,244	Networking Products (3.33%)
			Atheros Communications Inc (a)	230,832	4,148
Industrial Gases (1.11%)
			Juniper Networks Inc (a)	491,980	9,220
Airgas Inc	153,290	5,880
			Polycom Inc (a)	202,640	4,257

					17,625

Insurance Brokers (1.28%)
Aon Corp	160,840	6,804	Oil - Field Services (1.43%)
			Smith International Inc	220,160	7,591
Internet Content - Information & News (0.81%)
Baidu.com ADR (a)	20,730	4,270	Oil & Gas Drilling (1.02%)
			Diamond Offshore Drilling Inc	60,910	5,409
Internet Infrastructure Software (1.93%)
F5 Networks Inc (a)	412,941	10,249	Oil Company - Exploration & Production (4.34%)
			Continental Resources Inc/OK (a)	123,790	4,010
Internet Security (1.82%)			Questar Corp	147,620	5,087
McAfee Inc (a)	295,896	9,631	Range Resources Corp	146,925	6,203
			Southwestern Energy Co (a)	215,760	7,685

Investment Management & Advisory Services (1.89%)
					22,985

T Rowe Price Group Inc	253,540	10,025
			Oil Field Machinery & Equipment (1.85%)
Leisure & Recreation Products (1.24%)			Cameron International Corp (a)	234,090	5,679
WMS Industries Inc (a)	263,310	6,583	Dresser-Rand Group Inc (a)	183,820	4,118

					9,797

Machinery - Pumps (0.64%)
Flowserve Corp	59,930	3,411	Pharmacy Services (2.30%)
			Express Scripts Inc (a)	200,700	12,164
Medical - Biomedical/Gene (5.51%)
Alexion Pharmaceuticals Inc (a)	209,980	8,557	Power Converter & Supply Equipment (0.67%)
Charles River Laboratories International Inc	86,720	3,107	Sunpower Corp - Class A (a)	90,684	3,542
(a)
Illumina Inc (a)	191,780	5,912	Printing - Commercial (0.49%)
Myriad Genetics Inc (a)	55,207	3,483	VistaPrint Ltd (a)	153,215	2,615
United Therapeutics Corp (a)	93,350	8,143

			REITS - Storage (1.52%)
		29,202

			Public Storage	98,550	8,032
Medical - Drugs (0.72%)
Allergan Inc/United States	96,240	3,818	Retail - Apparel & Shoe (2.95%)
			Foot Locker Inc	304,320	4,449
Medical Instruments (1.82%)			Guess ? Inc	283,300	6,168
Beckman Coulter Inc	63,290	3,159	Urban Outfitters Inc (a)	230,960	5,021

Intuitive Surgical Inc (a)	37,460	6,473			15,638

		9,632

			Retail - Computer Equipment (0.78%)
Medical Laboratory & Testing Service (0.61%)			GameStop Corp (a)	150,380	4,119
Covance Inc (a)	64,858	3,243

See accompanying notes

307

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 19,585
Retail - Discount (0.55%)			Unrealized Depreciation	(170,790)

Dollar Tree Inc (a)	76,890 $	2,923	Net Unrealized Appreciation (Depreciation)	(151,205)
			Cost for federal income tax purposes	675,112
Retail - Office Supplies (0.89%)			All dollar amounts are shown in thousands (000's)
Staples Inc	242,430	4,710
			Portfolio Summary (unaudited)

Retail - Regional Department Store (1.81%)			Sector	Percent

Kohl's Corp (a)	272,810	9,584
			Consumer, Non-cyclical	23.67%
			Consumer, Cyclical	13.94%
Savings & Loans - Thrifts (2.18%)			Energy	12.59%
Hudson City Bancorp Inc	476,180	8,957	Industrial	11.94%
People's United Financial Inc	147,860	2,588	Financial	11.68%

			Technology	11.24%
		11,545	Communications	9.22%

Schools (2.42%)			Basic Materials	3.67%
			Utilities	0.93%
Apollo Group Inc (a)	133,190	9,258	Other Assets in Excess of Liabilities, Net	1.12%

ITT Educational Services Inc (a)	40,510	3,551	TOTAL NET ASSETS	100.00%

		12,809

			Other Assets Summary (unaudited)

Semiconductor Equipment (2.28%)
			Asset Type	Percent

Lam Research Corp (a)	294,460	6,584
			Futures	2.59%
Varian Semiconductor Equipment
Associates Inc (a)	280,226	5,498

		12,082

Transport - Rail (0.77%)
Kansas City Southern (a)	131,870	4,071

Transport - Truck (0.90%)
JB Hunt Transport Services Inc	168,090	4,779

TOTAL COMMON STOCKS	$ 511,969

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (2.25%)
Commercial Paper (2.25%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 5,969 $	5,969
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	5,969	5,969

		11,938

TOTAL SHORT TERM INVESTMENTS	$ 11,938

Total Investments	$ 523,907
Other Assets in Excess of Liabilities, Net - 1.12%		5,911

TOTAL NET ASSETS - 100.00%	$ 529,818

(a) Non-Income Producing Security

See accompanying notes

308

Schedule of Investments
MidCap Growth Fund III
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; December 2008	Buy	241	$ 12,405	$ 13,699	$ 1,294
All dollar amounts are shown in thousands (000's)

See accompanying notes

309

Schedule of Investments
MidCap Stock Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.85%)			COMMON STOCKS (continued)
Aerospace & Defense (1.38%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	339,300 $	5,473	Wisconsin Energy Corp	255,100 $	11,097

					33,715

Airlines (4.20%)
			Electronic Components - Semiconductors (2.77%)
AMR Corp (a)	700,200	7,149
			Microchip Technology Inc	444,900	10,958
Continental Airlines Inc (a)	500,300	9,466

		16,615

			Electronic Parts Distribution (2.08%)
Auto - Medium & Heavy Duty Trucks (1.12%)			Arrow Electronics Inc (a)	473,200	8,257
Paccar Inc	151,300	4,424
			Engineering - Research & Development Services (1.06%)
Auto/Truck Parts & Equipment - Original (1.96%)			Jacobs Engineering Group Inc (a)	115,700	4,215
Magna International Inc	229,300	7,753
			Enterprise Software & Services (3.06%)
Chemicals - Diversified (0.22%)			BMC Software Inc (a)	469,300	12,117
Rockwood Holdings Inc (a)	71,100	878
			Food - Dairy Products (0.54%)
Chemicals - Specialty (5.43%)			Dean Foods Co (a)	97,250	2,126
Cabot Corp	508,700	13,455
Lubrizol Corp	214,200	8,050	Machinery Tools & Related Products (3.02%)

		21,505	Lincoln Electric Holdings Inc	277,100	11,957

Coatings & Paint (2.27%)			Medical - Generic Drugs (0.28%)
Valspar Corp	439,300	8,984	Mylan Inc/PA (a)	129,325	1,108

Commercial Banks (1.97%)			Medical - Hospitals (3.16%)
Cullen/Frost Bankers Inc	36,879	2,064	Universal Health Services Inc	297,400	12,503
TCF Financial Corp	323,674	5,742

		7,806	Medical - Wholesale Drug Distribution (0.55%)

			AmerisourceBergen Corp	69,300	2,167
Commercial Services (2.65%)
Weight Watchers International Inc	335,000	10,479
			Medical Information Systems (1.63%)
			IMS Health Inc	450,582	6,461
Commercial Services - Finance (1.66%)
Lender Processing Services Inc	284,826	6,571
			Medical Instruments (1.79%)
			Edwards Lifesciences Corp (a)	134,000	7,081
Computers - Integrated Systems (0.67%)
Diebold Inc	88,800	2,639
			Medical Laboratory & Testing Service (2.02%)
			Covance Inc (a)	159,800	7,990
Computers - Memory Devices (1.70%)
NetApp Inc (a)	498,200	6,741
			Multi-Line Insurance (2.15%)
			HCC Insurance Holdings Inc	386,697	8,531
Cosmetics & Toiletries (2.77%)
Estee Lauder Cos Inc/The	304,500	10,974
			Non-Hazardous Waste Disposal (2.24%)
			Allied Waste Industries Inc (a)	243,000	2,532
Data Processing & Management (1.44%)
			Republic Services Inc	267,150	6,332

Fidelity National Information Services Inc	377,623	5,698
					8,864

Diversified Manufacturing Operations (2.77%)			Office Furnishings - Original (0.97%)
Teleflex Inc	207,315	10,986	HNI Corp	208,862	3,826

Electric - Integrated (8.51%)			Oil & Gas Drilling (1.78%)
DTE Energy Co	319,800	11,289	Nabors Industries Ltd (a)	489,458	7,038
Northeast Utilities	502,200	11,329

See accompanying notes

310

Schedule of Investments
MidCap Stock Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Oil Company - Exploration & Production (2.25%)			Money Center Banks (continued)
Cimarex Energy Co	220,600 $	8,925	Investment in Joint Trading Account;
			Morgan Stanley Repurchase Agreement;
Oil Refining & Marketing (1.36%)			0.15%; dated 10/31/2008 maturing
			11/03/2008 (collateralized by Sovereign
Frontier Oil Corp	409,009	5,403
			Agency Issues; $8,365,000; 2.63% -
			4.63%; dated 09/09/09 - 06/12/15)	$ 8,122$	8,122

Property & Casualty Insurance (1.96%)
					16,243
Fidelity National Financial Inc	862,138	7,768

			TOTAL REPURCHASE AGREEMENTS	$ 16,243

Reinsurance (2.10%)			Total Investments	$ 395,877
Max Capital Group Ltd	522,100	8,327
			Other Assets in Excess of Liabilities, Net - 0.05%		187

REITS - Office Property (2.62%)			TOTAL NET ASSETS - 100.00%	$ 396,064

Alexandria Real Estate Equities Inc	149,500	10,393

			(a) Non-Income Producing Security
REITS - Shopping Centers (1.06%)
Tanger Factory Outlet Centers	115,900	4,192
			Unrealized Appreciation (Depreciation)
Rental - Auto & Equipment (0.79%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
Aaron Rents Inc	126,135	3,127

			Unrealized Appreciation	$ 48,516
Retail - Apparel & Shoe (1.70%)
			Unrealized Depreciation		(86,308)

J Crew Group Inc (a)	192,000	3,888
			Net Unrealized Appreciation (Depreciation)		(37,792)
Nordstrom Inc	157,870	2,856

			Cost for federal income tax purposes		433,669
		6,744

			All dollar amounts are shown in thousands (000's)
Retail - Jewelry (2.87%)
Tiffany & Co	413,900	11,362	Portfolio Summary (unaudited)

			Sector		Percent

Retail - Restaurants (0.57%)
			Financial		19.25%
Chipotle Mexican Grill Inc (a)	44,700	2,269	Consumer, Cyclical		16.25%
			Consumer, Non-cyclical		16.19%
Savings & Loans - Thrifts (3.28%)			Industrial		15.16%
Washington Federal Inc	737,750	12,999	Technology		11.27%
			Utilities		8.51%
			Basic Materials		7.92%
Toys (2.87%)			Energy		5.40%
Mattel Inc	757,400	11,376	Other Assets in Excess of Liabilities, Net		0.05%

			TOTAL NET ASSETS		100.00%

Transport - Marine (2.60%)
Tidewater Inc	236,400	10,309

TOTAL COMMON STOCKS	$ 379,634

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (4.10%)
Money Center Banks (4.10%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $8,365,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	$ 8,122$	8,121

See accompanying notes

311

Schedule of Investments MidCap Value Fund II October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.46%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.13%)			Cellular Telecommunications (0.13%)
Ceradyne Inc (a)	16,600 $	390	US Cellular Corp (a)	10,800 $	414

Aerospace & Defense (0.03%)			Chemicals - Diversified (0.26%)
Empresa Brasileira de Aeronautica SA ADR	4,078	85	Olin Corp	44,600	810

Agricultural Operations (1.00%)			Chemicals - Specialty (1.85%)
Bunge Ltd	80,500	3,092	Ashland Inc	110,800	2,503
			Eastman Chemical Co	51,800	2,092
Apparel Manufacturers (0.59%)			HB Fuller Co	64,400	1,138

Columbia Sportswear Co	40,100	1,479			5,733

Jones Apparel Group Inc	12,700	141
			Commercial Banks (6.07%)
Quiksilver Inc (a)	82,800	214

			Bancorpsouth Inc	31,100	755
		1,834

			Bank of Hawaii Corp	3,000	152
Appliances (0.10%)			City National Corp/CA	60,200	3,222
Whirlpool Corp	6,905	322	Commerce Bancshares Inc	63,000	2,979
			East West Bancorp Inc	13,700	238
Auto - Car & Light Trucks (0.39%)
			First Horizon National Corp	384,000	4,573
General Motors Corp	206,431	1,193
			M&T Bank Corp	14,400	1,168
Auto/Truck Parts & Equipment - Original (1.12%)			NBT Bancorp Inc	11,000	307
Autoliv Inc	84,378	1,802	United Bankshares Inc	40,300	1,286
Lear Corp (a)	199,500	401	Webster Financial Corp	121,600	2,254
TRW Automotive Holdings Corp (a)	158,200	1,000	Westamerica Bancorporation	22,700	1,300
WABCO Holdings Inc	14,300	263	Zions Bancorporation	14,600	556

		3,466			18,790

Beverages - Non-Alcoholic (0.99%)			Commercial Services (0.46%)
Coca-Cola Enterprises Inc	264,146	2,655	Convergys Corp (a)	186,400	1,433
Dr Pepper Snapple Group Inc (a)	12,600	288
			Commercial Services - Finance (0.50%)
Pepsi Bottling Group Inc	4,700	109

			Deluxe Corp	81,600	992
		3,052

			Lender Processing Services Inc	12,150	280
Beverages - Wine & Spirits (0.15%)			Moody's Corp	11,200	287

Constellation Brands Inc (a)	36,031	452			1,559

Building - Heavy Construction (0.31%)			Computer Services (1.06%)
Chicago Bridge & Iron Co NV	22,296	276	Affiliated Computer Services Inc (a)	12,700	521
Granite Construction Inc	12,500	446	Computer Sciences Corp (a)	69,600	2,099
Perini Corp (a)	12,100	230	Unisys Corp (a)	430,463	654

		952			3,274

Building - Residential & Commercial (1.23%)			Computers (0.82%)
Centex Corp	238,000	2,916	Sun Microsystems Inc (a)	554,700	2,552
NVR Inc (a)	1,051	515
			Computers - Memory Devices (0.41%)
Ryland Group Inc	20,300	381

			Seagate Technology	187,300	1,268
		3,812

Casino Hotels (0.58%)			Computers - Peripheral Equipment (0.96%)
Ameristar Casinos Inc	52,452	483	Lexmark International Inc (a)	115,500	2,983
Boyd Gaming Corp	194,504	1,323

		1,806	Consumer Products - Miscellaneous (1.19%)

			Jarden Corp (a)	143,200	2,549

See accompanying notes

312

Schedule of Investments
MidCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consumer Products - Miscellaneous (continued)			Electronic Components - Miscellaneous
Scotts Miracle-Gro Co/The	43,300 $	1,131	(continued)

			Vishay Intertechnology Inc (a)	184,300 $	795

		3,680

					2,986

Containers - Paper & Plastic (0.19%)
Smurfit-Stone Container Corp (a)	436,300	589	Electronic Components - Semiconductors (0.19%)
			Amkor Technology Inc (a)	66,300	269
Distribution & Wholesale (2.00%)			International Rectifier Corp (a)	19,659	304

Ingram Micro Inc (a)	184,600	2,461			573

Scansource Inc (a)	23,800	472	Electronic Design Automation (0.04%)
Tech Data Corp (a)	24,732	530	Cadence Design Systems Inc (a)	27,100	110
United Stationers Inc (a)	31,900	1,193
WESCO International Inc (a)	77,202	1,535	Electronic Parts Distribution (0.82%)

		6,191	Avnet Inc (a)	151,088	2,529

Diversified Banking Institutions (0.09%)
			Electronics - Military (0.05%)
Morgan Stanley	16,700	292
			L-3 Communications Holdings Inc	1,900	154
Diversified Manufacturing Operations (0.60%)
			Engineering - Research & Development Services (0.65%)
AO Smith Corp	34,700	1,095
			KBR Inc	127,000	1,885
Eaton Corp	10,145	452
			McDermott International Inc (a)	7,700	132

Trinity Industries Inc	19,200	324

					2,017

		1,871

			Fiduciary Banks (0.83%)
Diversified Minerals (0.05%)			Northern Trust Corp	17,700	997
Teck Cominco Ltd	14,900	146
			Wilmington Trust Corp	54,300	1,567

					2,564

Electric - Integrated (11.00%)
Alliant Energy Corp	42,100	1,237	Finance - Credit Card (1.38%)
American Electric Power Co Inc	20,800	679	Discover Financial Services	347,654	4,259
Avista Corp	58,400	1,160
CMS Energy Corp	245,600	2,517	Finance - Investment Banker & Broker (1.17%)
Consolidated Edison Inc	106,300	4,605	Investment Technology Group Inc (a)	82,804	1,690
DPL Inc	17,596	401	Jefferies Group Inc	39,800	630
DTE Energy Co	98,800	3,488	Piper Jaffray Cos (a)	33,000	1,302

Edison International	5,712	203			3,622

El Paso Electric Co (a)	13,500	250	Food - Confectionery (1.19%)
Entergy Corp	4,400	343	Hershey Co/The	99,300	3,698
FirstEnergy Corp	12,100	631
Integrys Energy Group Inc	67,000	3,189	Food - Meat Products (0.91%)
Northeast Utilities	70,700	1,595	Hormel Foods Corp	95,700	2,705
NSTAR	19,900	658	Smithfield Foods Inc (a)	11,600	122

Otter Tail Corp	32,600	765			2,827

Pepco Holdings Inc	156,455	3,231	Food - Miscellaneous/Diversified (1.59%)
Pinnacle West Capital Corp	80,500	2,548	Chiquita Brands International Inc (a)	95,300	1,301
Portland General Electric Co	109,500	2,247	ConAgra Foods Inc	18,800	327
PPL Corp	13,700	450	Sara Lee Corp	296,030	3,310

TECO Energy Inc	214,119	2,471			4,938

Xcel Energy Inc	80,700	1,406

			Food - Retail (1.69%)
		34,074

			Safeway Inc	123,400	2,625
Electronic Components - Miscellaneous (0.96%)			SUPERVALU Inc	182,400	2,597
Jabil Circuit Inc	260,547	2,191

See accompanying notes

313

Schedule of Investments
MidCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Retail (continued)			Medical - Drugs (1.74%)
Winn-Dixie Stores Inc (a)	300 $	5	Forest Laboratories Inc (a)	107,900 $	2,507

		5,227	King Pharmaceuticals Inc (a)	306,300	2,692

			Shire PLC ADR	4,420	174

Footwear & Related Apparel (0.15%)
Timberland Co (a)	39,600	479			5,373

			Medical - HMO (1.97%)
Gas - Distribution (5.14%)			Aetna Inc	9,605	239
Atmos Energy Corp	136,901	3,323	AMERIGROUP Corp (a)	65,100	1,628
Laclede Group Inc/The	4,165	218	Centene Corp (a)	22,000	414
New Jersey Resources Corp	49,700	1,851	Cigna Corp	10,700	174
Nicor Inc	68,600	3,170	Coventry Health Care Inc (a)	9,381	124
NiSource Inc	129,500	1,678	Health Net Inc (a)	144,599	1,862
Northwest Natural Gas Co	28,000	1,425	Magellan Health Services Inc (a)	44,600	1,648

Southwest Gas Corp	56,300	1,470			6,089

UGI Corp	69,905	1,669
			Medical - Hospitals (0.24%)
WGL Holdings Inc	34,800	1,120

			Universal Health Services Inc	17,900	753
		15,924

Home Furnishings (0.17%)			Medical - Nursing Homes (0.04%)
Ethan Allen Interiors Inc	30,200	540	Kindred Healthcare Inc (a)	8,000	116

Hotels & Motels (0.53%)			Medical - Wholesale Drug Distribution (0.83%)
Choice Hotels International Inc	17,589	481	AmerisourceBergen Corp	81,700	2,555
Wyndham Worldwide Corp	140,900	1,154

		1,635	Medical Products (0.05%)

			Covidien Ltd	3,500	155
Human Resources (0.67%)
Manpower Inc	66,300	2,064	Metal - Aluminum (0.51%)
			Century Aluminum Co (a)	89,700	1,128
Independent Power Producer (0.69%)
			Kaiser Aluminum Corp	13,300	446

Dynegy Inc (a)	79,000	288
					1,574

NRG Energy Inc (a)	19,686	458
Reliant Energy Inc (a)	263,700	1,384	Metal - Diversified (0.09%)

		2,130	Freeport-McMoRan Copper & Gold Inc	9,200	268

Insurance Brokers (0.93%)			Metal - Iron (0.07%)
Arthur J Gallagher & Co	118,300	2,882	Cliffs Natural Resources Inc	7,800	211

Investment Management & Advisory Services (0.24%)			Metal Processors & Fabrication (0.07%)
Invesco Ltd	32,600	486	Commercial Metals Co	19,900	221
Legg Mason Inc	11,100	246

		732	Motorcycle/Motor Scooter (0.06%)

			Harley-Davidson Inc	7,564	185
Life & Health Insurance (0.45%)
Conseco, Inc. (a)	176,200	328
			Multi-Line Insurance (0.93%)
Protective Life Corp	53,600	447	American Financial Group Inc/OH	72,300	1,643
StanCorp Financial Group Inc	17,700	603	Assurant Inc	15,100	385

		1,378	CNA Financial Corp	54,000	840

Machinery - Construction & Mining (0.74%)					2,868

Terex Corp (a)	137,106	2,288
			Multimedia (0.15%)
			McGraw-Hill Cos Inc/The	17,400	467
Machinery - General Industry (0.55%)
Gardner Denver Inc (a)	66,600	1,706

See accompanying notes

314

Schedule of Investments
MidCap Value Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (0.13%)			Property & Casualty Insurance (continued)
Anixter International Inc (a)	11,700 $	393	First American Corp	102,700 $	2,096
			Harleysville Group Inc	14,219	449
Office Furnishings - Original (0.96%)			OneBeacon Insurance Group Ltd	36,775	507
Herman Miller Inc	77,500	1,705	WR Berkley Corp	31,500	828

Steelcase Inc	136,600	1,270			7,558

		2,975

			Publishing - Books (0.30%)
Oil - Field Services (1.77%)			Scholastic Corp	50,000	928
BJ Services Co	245,000	3,148
Oceaneering International Inc (a)	6,600	186	Publishing - Newspapers (1.11%)
Oil States International Inc (a)	93,400	2,161	Gannett Co Inc	265,500	2,921

		5,495	New York Times Co/The	50,922	509

					3,430

Oil & Gas Drilling (0.43%)
Noble Corp	6,600	213	Racetracks (0.44%)
Parker Drilling Co (a)	221,000	1,131	International Speedway Corp	43,450	1,364

		1,344

			Regional Banks (1.33%)
Oil Company - Exploration & Production (4.63%)
			Huntington Bancshares Inc/OH	380,902	3,600
Apache Corp	3,300	272
			Keycorp	27,400	335
Cabot Oil & Gas Corp	89,600	2,515
			National City Corp	71,100	192

Cimarex Energy Co	85,100	3,443
					4,127

Denbury Resources Inc (a)	19,814	252
Mariner Energy Inc (a)	79,276	1,141	Reinsurance (3.45%)
Noble Energy Inc	5,200	270	Allied World Assurance Co Holdings Ltd	42,300	1,356
Rosetta Resources Inc (a)	53,500	564	Endurance Specialty Holdings Ltd	59,400	1,796
Southwestern Energy Co (a)	11,774	419	PartnerRe Ltd	61,957	4,194
St Mary Land & Exploration Co	32,400	806	Reinsurance Group of America Inc	14,000	523
Stone Energy Corp (a)	63,800	1,936	RenaissanceRe Holdings Ltd	54,000	2,479
Swift Energy Co (a)	56,300	1,806	Transatlantic Holdings Inc	8,100	347

Talisman Energy Inc	29,480	297			10,695

Whiting Petroleum Corp (a)	9,000	468	REITS - Apartments (0.55%)
XTO Energy Inc	4,473	161	Apartment Investment & Management Co	115,411	1,688

		14,350

			REITS - Diversified (0.35%)
Oil Field Machinery & Equipment (0.50%)
			Colonial Properties Trust	48,262	509
Complete Production Services Inc (a)	105,600	1,308
			Duke Realty Corp	23,200	327
National Oilwell Varco Inc (a)	8,400	251

			Lexington Realty Trust	6,200	50
		1,559

			Vornado Realty Trust	2,700	190

Oil Refining & Marketing (0.09%)					1,076

Sunoco Inc	8,626	263
			REITS - Healthcare (0.05%)
Paper & Related Products (1.49%)			Ventas Inc	4,000	144
Domtar Corp (a)	692,049	1,716
			REITS - Hotels (0.54%)
International Paper Co	87,400	1,505
			Hospitality Properties Trust	165,500	1,680
Potlatch Corp	42,200	1,402

		4,623	REITS - Mortgage (1.41%)

Photo Equipment & Supplies (0.78%)			Annaly Capital Management Inc	314,100	4,366
Eastman Kodak Co	263,100	2,415
			REITS - Office Property (1.50%)
Property & Casualty Insurance (2.44%)			Brandywine Realty Trust	209,600	1,811
Arch Capital Group Ltd (a)	52,724	3,678
See accompanying notes

315

Schedule of Investments

MidCap Value Fund II

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)

REITS - Office Property (continued)			Savings & Loans - Thrifts (0.95%)

Mack-Cali Realty Corp	124,800 $	2,835	Astoria Financial Corp	155,400 $	2,956

		4,646

			Semiconductor Component - Integrated Circuits (0.27%)
REITS - Regional Malls (0.46%)
			Emulex Corp (a)	87,600	832
CBL & Associates Properties Inc	155,100	1,432

			Steel - Producers (0.60%)
REITS - Shopping Centers (0.50%)
			Steel Dynamics Inc	138,600	1,652
Developers Diversified Realty Corp	17,075	225
			United States Steel Corp	5,300	196

Inland Real Estate Corp	35,900	411
					1,848

Regency Centers Corp	22,900	904

		1,540	Telecommunication Equipment (1.98%)

			ADC Telecommunications Inc (a)	310,705	1,970
REITS - Warehouse & Industrial (1.04%)
			Arris Group Inc (a)	42,218	291
AMB Property Corp	30,500	733
			Plantronics Inc	51,300	741
First Industrial Realty Trust Inc	60,500	625
			Tellabs Inc (a)	738,150	3,130

Prologis	132,000	1,848

					6,132

		3,206

			Telephone - Integrated (1.04%)
Rental - Auto & Equipment (0.52%)
			CenturyTel Inc	20,200	507
Avis Budget Group Inc (a)	250,600	411
			Frontier Communications Corp	182,511	1,389
United Rentals Inc (a)	118,324	1,213

			Telephone & Data Systems Inc	49,010	1,316

		1,624

					3,212

Retail - Apparel & Shoe (0.25%)
			Television (1.03%)
AnnTaylor Stores Corp (a)	61,991	779
			CBS Corp	292,600	2,841

			Hearst-Argyle Television Inc	23,053	345

Retail - Automobile (0.09%)

Penske Auto Group Inc	34,400	282			3,186

			Transport - Marine (0.23%)

Retail - Bookstore (0.69%)			Ship Finance International Ltd	23,703	323

Barnes & Noble Inc	113,400	2,141	Tidewater Inc	8,800	384

					707

Retail - Drug Store (0.04%)

Rite Aid Corp (a)	240,799	117	Transport - Truck (0.53%)
			Arkansas Best Corp	46,200	1,349

Retail - Hair Salons (0.24%)			YRC Worldwide Inc (a)	66,200	303

Regis Corp	59,900	741			1,652

Retail - Major Department Store (0.13%)			Vitamins & Nutrition Products (0.17%)

JC Penney Co Inc	17,000	407	NBTY Inc (a)	22,100	516

Retail - Office Supplies (1.19%)			Web Portals (0.11%)

Office Depot Inc (a)	544,127	1,959	United Online Inc	47,000	348

OfficeMax Inc	213,440	1,718	TOTAL COMMON STOCKS	$ 307,938

		3,677		Principal

				Amount	Value
Retail - Regional Department Store (0.30%)
				(000's)	(000's)

Dillard's Inc	82,600	440
			REPURCHASE AGREEMENTS (0.27%)
Macy's Inc	39,200	482

			Money Center Banks (0.27%)
		922

			Investment in Joint Trading Account; Bank
Retail - Restaurants (0.11%)			of America Repurchase Agreement;

Darden Restaurants Inc	15,800	350	0.15%; dated 10/31/2008 maturing
			11/03/2008 (collateralized by Sovereign
			Agency Issues; $434,000; 2.75% - 5.38%;
			dated 11/28/08 - 02/13/17)	$ 421$	422

See accompanying notes

316

Schedule of Investments MidCap Value Fund II October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $434,000; 2.63% - 4.63%;
dated 09/09/09 - 06/12/15)	$ 421$	421

843

TOTAL REPURCHASE AGREEMENTS	$ 843

Total Investments	$ 308,781
Other Assets in Excess of Liabilities, Net - 0.27%		851

TOTAL NET ASSETS - 100.00%	$ 309,632

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,881
Unrealized Depreciation	(165,646)

Net Unrealized Appreciation (Depreciation)	(161,765)
Cost for federal income tax purposes	470,546
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	26.92%
Utilities	16.84%
Consumer, Non-cyclical	15.05%
Consumer, Cyclical	12.21%
Energy	7.43%
Industrial	6.64%
Communications	5.98%
Basic Materials	4.91%
Technology	3.75%
Other Assets in Excess of Liabilities, Net	0.27%

TOTAL NET ASSETS	100.00%

See accompanying notes

317

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (88.04%)			COMMERCIAL PAPER (continued)
Aerospace & Defense Equipment (0.43%)			Commercial Banks (continued)
United Technologies Corp			Nordea North America (continued)
2.05%, 1/21/2009	$ 12,000 $	11,945	3.41%, 1/26/2009	$ 13,000 $	12,894
			3.37%, 2/ 3/2009	11,000	10,903
Agricultural Operations (1.14%)			Royal Bank of Scotland
Cargill Inc			2.75%, 11/ 3/2008	11,700	11,698
2.54%, 11/ 7/2008	10,000	9,996	2.76%, 12/11/2008	12,700	12,661
3.15%, 11/26/2008	13,500	13,470	Skandinaviska Enskilda Banken
4.20%, 1/15/2009	8,720	8,644	2.77%, 11/17/2008	10,600	10,587

		32,110	2.78%, 11/25/2008	12,000	11,978

Asset Backed Securities (1.99%)			Societe Generale North America Inc
			2.75%, 11/18/2008	11,800	11,785
CAFCO
3.50%, 11/ 3/2008	13,500	13,497	2.77%, 12/ 2/2008	4,925	4,913
2.77%, 11/ 6/2008	7,500	7,497	3.05%, 12/30/2008	6,320	6,288
4.00%, 12/ 3/2008	12,000	11,957	State Street Corp
			2.65%, 11/21/2008	12,500	12,482
3.00%, 1/15/2009	10,000	9,938
			2.63%, 12/ 1/2008	13,600	13,570
3.05%, 1/20/2009	13,000	12,912

			2.70%, 12/10/2008	13,900	13,859
		55,801

			2.68%, 1/ 2/2009	12,000	11,945
Auto - Car & Light Trucks (1.31%)			2.77%, 1/ 6/2009	9,000	8,954
BMW US Capital Corp			Svenska Handelsbanken
2.77%, 11/24/2008	12,000	11,983	2.70%, 11/13/2008	6,100	6,095
2.10%, 12/24/2008	12,000	11,963	2.69%, 12/12/2008	9,000	8,972
1.95%, 12/29/2008	12,900	12,859	Toronto - Dominion Holdings

		36,805	2.70%, 11/20/2008	9,800	9,786

Beverages - Non-Alcoholic (1.69%)			Westpac Banking Corp
			2.89%, 11/12/2008	6,870	6,864

Coca-Cola Co
2.25%, 11/13/2008	11,600	11,591			269,211

2.25%, 12/16/2008	10,600	10,570	Commercial Banks - Non US (2.38%)
2.25%, 12/17/2008	12,500	12,464	DNB NOR BANK ASA
2.40%, 1/21/2009	13,000	12,930	2.50%, 11/ 5/2008	8,130	8,128

		47,555	2.72%, 11/12/2008	3,500	3,497

			2.75%, 11/18/2008	11,600	11,585
Chemicals - Diversified (2.34%)
			2.90%, 11/24/2008	10,800	10,780
BASF AG
2.47%, 11/14/2008	11,000	10,990	3.49%, 1/21/2009	12,900	12,799
2.55%, 11/20/2008	12,600	12,583	Swedbank AB
			2.90%, 11/ 5/2008	6,000	5,998
2.20%, 12/ 4/2008	10,600	10,578
			2.95%, 11/24/2008	13,975	13,948

2.65%, 12/ 9/2008	10,500	10,471
					66,735

3.58%, 1/15/2009	13,000	12,903
2.88%, 1/28/2009	8,125	8,068	Computers (1.14%)

		65,593	IBM Capital Corp

			2.39%, 12/ 5/2008	7,300	7,284
Commercial Banks (9.58%)
			2.39%, 12/ 8/2008	12,500	12,469
Calyon North America
			3.05%, 1/ 5/2009	12,300	12,232

2.76%, 11/ 3/2008	12,700	12,698
					31,985

2.66%, 11/ 5/2008	15,000	14,996
2.76%, 12/ 5/2008	15,000	14,961	Cosmetics & Toiletries (0.88%)
3.51%, 12/22/2008	11,000	10,945	Procter & Gamble
2.92%, 1/20/2009	13,000	12,916	2.20%, 12/ 3/2008	12,500	12,476
Nordea North America			2.20%, 12/12/2008	12,300	12,269

3.75%, 1/12/2009	11,000	10,918			24,745

2.88%, 1/23/2009	5,580	5,543

See accompanying notes

318

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Diversified Financial Services (1.38%)			Finance - Consumer Loans (continued)
General Electric Capital			John Deere Capital Corp (continued)
2.62%, 11/19/2008	$ 7,370 $	7,360	3.00%, 1/27/2009	$ 9,020 $	8,955

2.57%, 11/28/2008	11,000	10,979			74,275

2.57%, 12/ 4/2008	5,050	5,038
			Finance - Credit Card (0.94%)
2.70%, 12/ 8/2008	11,000	10,970	American Express Credit
2.57%, 12/17/2008	4,500	4,485	2.73%, 11/ 5/2008	3,950	3,949

		38,832	2.73%, 11/17/2008	5,600	5,593

Diversified Manufacturing Operations (2.79%)			2.77%, 11/17/2008	11,000	10,987
Danaher Corp			2.77%, 12/17/2008	5,840	5,819

1.60%, 12/24/2008	5,860	5,846			26,348

Dover Corp
			Finance - Investment Banker & Broker (6.56%)
2.20%, 12/ 4/2008	12,000	11,976
			Citigroup Funding
Illinois Tool Works Inc			2.74%, 11/ 6/2008	7,840	7,837
2.20%, 11/21/2008	11,600	11,586
			2.82%, 11/13/2008	10,000	9,991
2.00%, 12/18/2008	12,000	11,969
			2.84%, 11/19/2008	10,000	9,986
2.15%, 12/18/2008	13,000	12,963
			2.78%, 11/24/2008	11,100	11,080
2.00%, 12/19/2008	12,000	11,968
			2.82%, 12/11/2008	3,740	3,728
1.90%, 12/23/2008	12,000	11,967

			ING U.S. Funding
		78,275	2.79%, 12/ 9/2008	10,700	10,669

Electric - Integrated (1.68%)			3.61%, 12/30/2008	13,000	12,923
E. ON AG			3.44%, 1/27/2009	13,000	12,892
2.41%, 12/11/2008	12,500	12,467	JP Morgan Chase
2.35%, 12/12/2008	10,700	10,671	2.75%, 11/18/2008	13,800	13,782
2.85%, 12/15/2008	12,000	11,958	2.75%, 11/20/2008	10,700	10,684
Southern Company Funding Corp			2.75%, 11/25/2008	7,500	7,486
1.95%, 11/10/2008	12,000	11,994	2.72%, 12/17/2008	5,420	5,401

		47,090	2.80%, 2/ 2/2009	13,800	13,700

Finance - Auto Loans (2.94%)			Merrill Lynch & Co Inc
Paccar Financial			0.75%, 11/ 3/2008	35,000	34,999
3.15%, 1/ 5/2009	12,000	11,932	Morgan Stanley
Toyota Motor Credit			2.91%, 12/ 3/2008	10,000	9,974
2.62%, 11/12/2008	4,520	4,516	2.92%, 12/19/2008	9,250	9,214

2.65%, 11/19/2008	6,030	6,022			184,346

2.54%, 11/20/2008	8,250	8,239	Finance - Leasing Company (0.58%)
3.20%, 12/23/2008	8,000	7,963	River Fuel Funding Co
3.10%, 1/ 2/2009	12,900	12,831	3.03%, 12/ 5/2008	6,000	5,983
2.66%, 1/ 5/2009	12,700	12,639	3.33%, 1/30/2009	10,400	10,313

2.63%, 1/ 8/2009	9,500	9,453			16,296

3.10%, 2/ 2/2009	9,000	8,928

			Finance - Mortgage Loan/Banker (9.25%)
		82,523	Fannie Mae Discount Notes

Finance - Consumer Loans (2.64%)			2.58%, 11/12/2008	14,000	13,989
HSBC Finance			2.48%, 12/15/2008	9,700	9,671
2.80%, 12/22/2008	8,000	7,968	2.45%, 12/22/2008	11,500	11,460
John Deere Capital Corp			2.85%, 1/21/2009	12,500	12,420
2.60%, 11/ 4/2008	12,000	11,998	2.78%, 1/28/2009	10,500	10,429
2.20%, 11/25/2008	12,000	11,982	1.70%, 1/29/2009	12,000	11,950
2.50%, 1/ 9/2009	12,000	11,943	2.82%, 2/ 9/2009	13,500	13,394
2.70%, 1/12/2009	12,000	11,935	Federal Home Loan Bank Discount Notes
2.85%, 1/27/2009	9,560	9,494	2.50%, 11/13/2008	13,500	13,489

See accompanying notes

319

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Mortgage Loan/Banker (continued)			Money Center Banks (continued)
Federal Home Loan Bank Discount Notes			Bank of America (continued)
(continued)			2.76%, 12/10/2008	$ 5,000 $	4,985
2.35%, 12/26/2008	$ 10,500 $	10,462	2.76%, 12/12/2008	11,800	11,763
2.50%, 12/30/2008	10,500	10,457	2.75%, 12/16/2008	11,600	11,560
2.40%, 1/30/2009	13,000	12,922	2.76%, 12/18/2008	13,700	13,651
2.50%, 1/30/2009	10,000	9,937	2.90%, 12/23/2008	7,480	7,449
2.35%, 2/ 4/2009	13,000	12,919	Bank of Scotland PLC
Freddie Mac Discount Notes			2.78%, 12/15/2008	12,000	11,959
2.62%, 12/ 9/2008	13,000	12,964	BNP Paribas Finance
2.55%, 12/16/2008	22,000	21,930	2.78%, 11/10/2008	10,700	10,693
2.05%, 1/ 7/2009	13,000	12,950	2.81%, 11/10/2008	12,500	12,491
2.84%, 1/26/2009	10,000	9,932	2.76%, 11/26/2008	15,000	14,971
2.82%, 2/ 2/2009	11,000	10,920	2.75%, 12/ 9/2008	10,000	9,971
2.61%, 2/19/2009	12,900	12,797	3.41%, 1/22/2009	14,900	14,784
2.83%, 3/ 2/2009	12,500	12,381	UBS Finance Delaware LLC
2.90%, 3/16/2009	12,500	12,364	2.83%, 12/ 3/2008	10,000	9,975

		259,737			160,180

Finance - Other Services (3.59%)			Multimedia (0.49%)
CRC Funding			Walt Disney Co
2.75%, 11/ 4/2008	11,700	11,697	2.00%, 1/ 7/2009	13,700	13,649
2.74%, 11/ 7/2008	4,410	4,408
2.78%, 11/ 7/2008	5,000	4,998	Oil Company - Integrated (2.51%)
2.76%, 11/14/2008	15,000	14,985	BP Capital Markets PLC
			2.10%, 11/18/2008	10,000	9,990
2.77%, 11/17/2008	14,000	13,983
			2.15%, 1/16/2009	12,000	11,946
Park Avenue Receivables Company
2.65%, 11/21/2008	11,000	10,984	ConocoPhilipps
			2.10%, 12/10/2008	12,000	11,973
2.70%, 12/ 1/2008	10,700	10,676
			2.00%, 12/11/2008	12,000	11,973
Private Export Funding
2.15%, 11/ 6/2008	5,065	5,064	2.10%, 12/26/2008	12,600	12,560
			2.00%, 12/29/2008	12,000	11,961

2.10%, 12/19/2008	12,000	11,966
1.80%, 12/22/2008	12,000	11,969			70,403

		100,730	Publicly Traded Investment Fund (1.19%)

			Merrill Lynch Funds for Instutitions Series -
Food - Miscellaneous/Diversified (2.26%)
			Government Fund
Unilever Capital			1.59%, 12/31/2008	33,370	33,370
2.70%, 11/ 5/2008	8,800	8,797
3.65%, 1/ 8/2009	10,300	10,229	Regional Banks (0.33%)
2.90%, 1/12/2009	7,700	7,655	Wells Fargo & Co
3.40%, 1/14/2009	12,200	12,115	2.63%, 12/ 3/2008	9,400	9,378
3.85%, 1/23/2009	12,000	11,894
2.55%, 2/ 6/2009	13,000	12,911	Retail - Discount (0.92%)

		63,601	Target Corp

			2.15%, 12/ 2/2008	13,400	13,375
Life & Health Insurance (0.36%)			Wal-Mart Stores
Prudential PLC			2.17%, 12/ 5/2008	12,500	12,475

2.81%, 11/10/2008	10,000	9,993			25,850

Money Center Banks (5.70%)			Special Purpose Banks (1.00%)
Bank of America			Dexia Delaware LLC
3.25%, 12/ 2/2008	8,000	7,978	0.74%, 11/ 3/2008	28,000	27,999
2.71%, 12/ 3/2008	3,000	2,993
2.76%, 12/ 8/2008	15,000	14,957

See accompanying notes

320

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (12.36%)			Telephone - Integrated (2.87%)
American Honda Finance Corp			AT&T Corp
2.22%, 12/ 2/2008	$ 12,000 $	11,977	2.20%, 11/14/2008	$ 12,500 $	12,490
2.22%, 12/ 8/2008	12,000	11,973	2.25%, 11/17/2008	10,500	10,490
2.00%, 12/10/2008	10,600	10,577	AT&T Inc
2.70%, 1/ 6/2009	2,975	2,960	2.30%, 12/15/2008	10,200	10,171
2.85%, 1/ 6/2009	8,010	7,968	2.30%, 12/16/2008	13,000	12,963
2.90%, 1/29/2009	13,000	12,907	2.30%, 12/17/2008	11,140	11,107
Danske Corp			2.10%, 1/13/2009	12,900	12,845
3.11%, 1/28/2009	12,000	11,909	Telstra Corp
3.04%, 2/ 5/2009	10,000	9,919	2.65%, 11/12/2008	10,600	10,591

3.00%, 2/23/2009	11,500	11,391			80,657

Gemini Securitization Corp			Tobacco (1.24%)
4.20%, 12/ 1/2008	10,000	9,965	Philip Morris Capital
2.77%, 12/ 2/2008	12,500	12,470	2.35%, 11/12/2008	12,500	12,491
2.77%, 12/ 4/2008	12,700	12,668	2.36%, 12/17/2008	12,000	11,964
2.90%, 1/ 6/2009	10,000	9,947	Philip Morris International Inc
3.10%, 1/21/2009	10,000	9,930	2.35%, 12/23/2008	10,500	10,464

National Australia Funding					34,919

2.87%, 12/31/2008	9,520	9,474
			Tools - Hand held (0.25%)
Prudential Funding Corp
			Stanley Works
2.53%, 11/21/2008	10,600	10,585
			2.50%, 2/ 4/2009	7,000	6,954

Ranger Funding
2.70%, 11/ 6/2008	10,000	9,996	TOTAL COMMERCIAL PAPER	$ 2,472,550

2.74%, 11/19/2008	22,500	22,469	CERTIFICATE OF DEPOSIT (0.79%)
3.85%, 12/ 1/2008	12,500	12,460	Commercial Banks (0.79%)
2.75%, 12/11/2008	12,800	12,761	Wachovia Bank
3.90%, 12/19/2008	12,000	11,938	2.91%, 11/ 4/2008	11,800	11,800
Shell International Finance BV			2.93%, 11/13/2008	10,500	10,500

2.30%, 2/20/2009	13,000	12,908			22,300

Southern Company Funding
			TOTAL CERTIFICATE OF DEPOSIT	$ 22,300
2.45%, 1/13/2009	13,000	12,935

2.50%, 1/14/2009	13,000	12,933	BONDS (6.34%)
2.55%, 1/16/2009	10,300	10,245	Asset Backed Securities (0.10%)
2.45%, 1/22/2009	12,000	11,933	Caterpillar Financial Asset Trust
2.45%, 1/23/2009	10,000	9,944	3.01%, 12/26/2008	668	668
Yorktown Capital			CNH Equipment Trust
2.75%, 11/ 4/2008	11,000	10,997	2.75%, 12/15/2008	835	835
2.76%, 11/ 7/2008	13,800	13,794	John Deere Owner Trust
			2.79%, 2/17/2009	1,355	1,355

3.85%, 11/14/2008	5,000	4,993
					2,858

2.70%, 12/ 5/2008	10,390	10,363

		347,289	Automobile Sequential (0.72%)

			Honda Auto Receivables Owner Trust
Supranational Bank (1.33%)
			2.92%, 2/18/2009 (a)	4,406	4,406
Corp Andina de Fomento
			Hyundai Auto Receivables Trust
2.77%, 11/ 6/2008	8,000	7,997
			2.85%, 1/15/2009	5,427	5,427
2.78%, 11/14/2008	9,000	8,991
			Nissan Auto Receivables Owner Trust
2.90%, 1/ 7/2009	10,000	9,946	2.79%, 6/15/2009	4,018	4,018
2.94%, 1/13/2009	10,500	10,437	Volkswagen Auto Loan Enhanced Trust

		37,371	2.84%, 1/20/2009	1,224	1,224

See accompanying notes

321

Schedule of Investments
Money Market Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Automobile Sequential (continued)			California (continued)
World Omni Auto Receivables Trust			California Statewide Communities
3.00%, 4/15/2009	$ 5,201 $	5,201	Development Authority

		20,276	2.85%, 8/15/2034	$ 800 $	800

			City of Fairfield CA Landesbank
Commercial Banks (1.25%)			Hessen-Thueringen
Commonwealth Bank of Australia			4.25%, 6/ 1/2034	2,000	2,000
2.96%, 12/ 3/2008 (b)(c)	25,000	25,000	4.25%, 6/ 1/2034	2,700	2,700
Svenska Handelsbanken AB			City of Richmond CA FNMA
4.42%, 1/ 6/2009 (c)	10,000	10,000	2.85%, 8/15/2037	3,200	3,200

		35,000	City of Santa Rosa CA Landesbank

			Hessen-Thueringen
Diversified Banking Institutions (0.09%)
			4.25%, 9/ 1/2024	4,665	4,665
JP Morgan Chase & Co
			Kern Water Bank Authority Wells Fargo Bank
3.92%, 11/ 2/2008 (a)	2,500	2,500
			NA
			3.75%, 7/ 1/2028	2,600	2,600
Diversified Financial Services (0.47%)
			Los Angeles Community College District/CA
IBM International Group Capital LLC			3.05%, 8/ 1/2009	1,800	1,800
3.03%, 11/26/2008 (a)(c)	13,100	13,100
			Los Angeles Department of Water & Power
			Dexia
Life & Health Insurance (0.53%)			6.00%, 7/ 1/2025	5,400	5,400
Monumental Global Funding III			San Jose Redevelopment Agency/CA JP
4.95%, 1/20/2009 (b)(c)	15,000	15,000	Morgan Chase Bank
			3.10%, 8/ 1/2028	32,150	32,150

Medical - Hospitals (0.44%)					57,315

Portland Clinic LLP/The
5.50%, 11/20/2027	12,390	12,390	Colorado (0.29%)
			Colorado Housing & Finance Authority/CO
Medical - Outpatient & Home Medical Care (0.22%)			Wells Fargo Bank NA
Everett Clinic PS			3.75%, 4/ 1/2029	525	525
5.45%, 5/ 1/2022	6,100	6,100	County of Kit Carson CO Wells Fargo Bank NA
			3.25%, 6/ 1/2027	2,100	2,100
Money Center Banks (1.28%)			County of Montrose CO Wells Fargo Bank NA
Bank of New York/The			3.75%, 6/ 1/2010	400	400
2.93%, 11/ 3/2008 (b)	36,000	36,000	Sheridan Redevelopment Agency Citibank NA
			3.50%, 12/ 1/2029	5,000	5,000

Special Purpose Entity (1.24%)					8,025

Corporate Finance Managers Inc
			Georgia (0.08%)
5.50%, 2/ 2/2043	14,900	14,900
			Savannah College of Art & Design Inc Bank of
NGSP Inc			America NA
4.00%, 6/ 1/2046	20,000	20,000	4.00%, 4/ 1/2024	2,200	2,200

		34,900

			Illinois (0.63%)
TOTAL BONDS	$ 178,124

			Memorial Health System/IL JP Morgan Chase
TAX-EXEMPT BONDS (4.72%)			Bank
Arizona (0.40%)			3.25%, 10/ 1/2024	17,780	17,780
Glendale Industrial Development Authority
Bank of New York			Indiana (0.09%)
4.00%, 7/ 1/2035	7,495	7,495	Ball State University/IN
Tucson Airport Authority Inc/AZ Bank of			3.00%, 9/ 1/2031	2,550	2,550
America NA
4.00%, 12/ 1/2018	3,635	3,635	Iowa (0.09%)

		11,130	Iowa Finance Authority

			3.25%, 3/ 1/2018	2,590	2,590
California (2.04%)
Abag Finance Authority for Nonprofit Corps
4.25%, 11/ 1/2031	2,000	2,000

See accompanying notes		322

Schedule of Investments
Money Market Fund
October 31, 2008

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	57.33%

			Government	9.25%
TAX-EXEMPT BONDS (continued)			Consumer, Non-cyclical	7.88%
New York (0.20%)			Revenue	3.92%
New York City Housing Development Corp			Industrial	3.46%
Landesbank Hessen-Thueringen			Communications	3.36%
4.50%, 6/ 1/2039	$ 5,500 $	5,500	Asset Backed Securities	2.81%
			Energy	2.51%
			Basic Materials	2.34%
North Carolina (0.23%)			Consumer, Cyclical	2.23%
North Carolina Capital Facilities Finance			Utilities	1.68%
Agency			Exchange Traded Funds	1.19%
4.00%, 9/ 1/2018	6,615	6,615	Technology	1.14%
			Insured	0.51%
Oklahoma (0.21%)			Tax Allocation	0.22%
			General Obligation	0.06%
University Hospital Bank of America NA
			Other Assets in Excess of Liabilities, Net	0.11%

4.00%, 8/15/2021	5,790	5,790
			TOTAL NET ASSETS	100.00%

Oregon (0.05%)
Lake Oswego Redevelopment Agency Wells
Fargo Bank NA
3.75%, 6/ 1/2020	1,285	1,285

Texas (0.11%)
Port of Port Arthur Navigation District Motiva
Enterprises LLC
5.75%, 5/ 1/2038	3,200	3,200

Washington (0.30%)
Washington State Housing Finance
Commission/WA
2.85%, 9/ 1/2028	1,205	1,205
3.30%, 12/ 1/2028	640	640
2.85%, 9/15/2037	2,730	2,730
2.85%, 12/15/2037	3,855	3,855

		8,430

TOTAL TAX-EXEMPT BONDS	$ 132,410

Total Investments	$ 2,805,384
Other Assets in Excess of Liabilities, Net - 0.11%		3,206

TOTAL NET ASSETS - 100.00%	$ 2,808,590

(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
(b) Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $63,100 or 2.25% of net assets.

See accompanying notes

323

Schedule of Investments
Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (29.64%)			BONDS (continued)
Finance - Mortgage Loan/Banker (0.11%)			Mortgage Backed Securities (continued)
Fannie Mae			Prime Mortgage Trust (continued)
6.21%, 8/ 6/2038	$ 1,250 $	1,318	4.75%, 10/25/2020 (a)	$ 14,641 $	14,015
			Residential Funding Mortgage Securities I
Mortgage Backed Securities (29.53%)			5.50%, 12/25/2033	17,000	14,366
Banc of America Mortgage Securities Inc			Structured Asset Securities Corp
4.75%, 8/25/2033	21,500	21,012	5.50%, 12/25/2033	14,918	14,801
5.50%, 5/25/2034	10,927	10,220	5.00%, 5/25/2035	14,174	12,012
Chase Mortgage Finance Corp			Wells Fargo Mortgage Backed Securities Trust
6.00%, 5/25/2035	21,000	17,077	6.00%, 4/25/2037	21,000	17,019

Countrywide Alternative Loan Trust					344,494

4.00%, 8/25/2033	1,885	1,829
Countrywide Home Loan Mortgage Pass			TOTAL BONDS	$ 345,812

Through Trust			U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 11/25/2018	12,576	11,664	OBLIGATIONS (69.37%)
5.25%, 5/25/2034	21,500	19,285	Federal Home Loan Mortgage Corporation
5.75%, 12/25/2035	23,235	20,613	(FHLMC) (36.31%)
CS First Boston Mortgage Securities Corp			9.00%, 12/ 1/2008	2	2
5.75%, 4/25/2033	8,888	7,974	6.50%, 2/ 1/2011	12	13
6.00%, 12/25/2033	5,039	4,647	6.50%, 3/ 1/2011	62	63
Fannie Mae			6.50%, 3/ 1/2011	12	12
9.00%, 5/25/2020	71	77	6.50%, 3/ 1/2011	48	49
5.00%, 2/25/2027	2,941	171	6.50%, 3/ 1/2011	104	107
3.85%, 4/25/2027 (a)	62	61	6.50%, 4/ 1/2011	3	3
5.50%, 2/25/2032	19,925	19,803	6.50%, 4/ 1/2011	26	26
7.00%, 4/25/2032	6,649	6,908	7.50%, 3/ 1/2013	944	979
5.50%, 12/25/2035 (a)	21,990	20,766	9.00%, 9/ 1/2016	5	5
Fannie Mae Grantor Trust			6.50%, 11/ 1/2016	594	610
7.30%, 5/25/2010	7,000	7,360	9.00%, 1/ 1/2017	1	1
Fannie Mae Interest Strip			6.00%, 4/ 1/2017	1,139	1,146
7.00%, 4/ 1/2024	310	86	6.00%, 4/ 1/2017	1,372	1,389
Freddie Mac			6.00%, 5/ 1/2017	1,495	1,514
5.52%, 2/15/2021 (a)	83	83
			9.00%, 5/ 1/2017	2	2
6.50%, 8/15/2027	455	470
			4.50%, 4/ 1/2018	6,217	5,961
5.00%, 9/15/2027	13,294	954
			4.00%, 8/ 1/2018	10,733	10,114
6.50%, 5/15/2030	667	667
			5.50%, 11/ 1/2018	5,559	5,565
6.00%, 6/15/2030	234	235
			4.50%, 1/ 1/2019	11,405	10,935
6.50%, 6/15/2031	2,426	2,459
			8.50%, 4/ 1/2019	17	18
5.50%, 10/15/2031	25,000	25,058
			4.50%, 7/ 1/2019	13,495	12,889
4.50%, 5/15/2032	3,488	3,444
			9.00%, 5/ 1/2021	4	5
5.50%, 1/15/2033	9,000	8,913
			9.00%, 9/ 1/2021	3	3
5.50%, 4/15/2033 (a)	15,000	14,509
			6.50%, 12/ 1/2021	2,129	2,174
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033	3,322	3,277	9.00%, 1/ 1/2022	6	7
GSR Mortgage Loan Trust			6.50%, 4/ 1/2022	2,033	2,076
5.00%, 5/25/2033	3,031	3,019	6.50%, 5/ 1/2022	1,188	1,212
6.00%, 2/25/2035	9,998	9,574	9.00%, 8/ 1/2022	2	2
LF Rothschild Mortgage Trust			6.50%, 5/ 1/2023	204	208
9.95%, 9/ 1/2017	37	38	6.50%, 7/ 1/2023	13	14
MASTR Alternative Loans Trust			6.50%, 1/ 1/2024	31	32
5.38%, 1/25/2020 (a)	16,589	15,964	5.50%, 6/ 1/2024	13,768	13,570
Prime Mortgage Trust			7.00%, 7/ 1/2024	17	18
4.75%, 11/25/2019	15,163	14,064	6.50%, 7/ 1/2025	4	4

See accompanying notes

324

Schedule of Investments
Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
6.50%, 7/ 1/2025	$ 3 $	3	5.50%, 9/ 1/2035	$ 21,322 $	20,819
6.50%, 9/ 1/2025	6	7	5.50%, 10/ 1/2035	19,279	18,824
6.50%, 9/ 1/2025	3	3	5.00%, 6/ 1/2036	20,618	19,532
6.50%, 9/ 1/2025	1	1	7.00%, 7/ 1/2036	12,912	13,176
6.50%, 10/ 1/2025	24	24	9.50%, 6/ 1/2016	9	10
6.50%, 10/ 1/2025	13	14	9.50%, 4/ 1/2017	15	17
6.50%, 4/ 1/2027	5	5	5.73%, 1/ 1/2037 (a)	12,087	12,059
7.00%, 1/ 1/2028	1,882	1,951	5.86%, 1/ 1/2037 (a)	20,083	20,396

6.50%, 2/ 1/2028	1	1			423,633

6.50%, 3/ 1/2029	368	376
			Federal National Mortgage Association (FNMA) (28.15%)
6.50%, 4/ 1/2029	3,647	3,762	7.00%, 6/ 1/2010	9	9
7.00%, 6/ 1/2029	800	823	7.00%, 9/ 1/2010	5	5
8.50%, 7/ 1/2029	216	232	7.00%, 9/ 1/2010	6	6
8.00%, 12/ 1/2030	112	118	7.00%, 9/ 1/2010	1	1
7.50%, 2/ 1/2031	217	228	7.00%, 9/ 1/2010	1	1
7.00%, 3/ 1/2031	192	197	7.00%, 9/ 1/2010	8	8
6.50%, 4/ 1/2031	1,311	1,342	7.00%, 9/ 1/2010	1	1
7.00%, 4/ 1/2031	606	623	7.00%, 10/ 1/2010	1	1
6.00%, 5/ 1/2031	930	933	7.00%, 10/ 1/2010	3	3
7.00%, 6/ 1/2031	157	161	7.00%, 11/ 1/2010	3	3
6.50%, 10/ 1/2031	589	602	7.00%, 11/ 1/2010	2	2
7.00%, 10/ 1/2031	296	304	7.00%, 5/ 1/2011	9	9
6.50%, 1/ 1/2032	3,170	3,239	7.00%, 3/ 1/2012	3	3
7.00%, 4/ 1/2032	1,165	1,195	6.00%, 12/ 1/2016	1,587	1,606
6.00%, 9/ 1/2032	1,747	1,751	5.50%, 1/ 1/2017	2,938	2,965
5.50%, 11/ 1/2032	5,705	5,586	9.00%, 3/ 1/2017	2	3
5.00%, 2/ 1/2033	7,508	7,127	6.00%, 8/ 1/2017	2,951	2,985
5.50%, 4/ 1/2033	10,849	10,616	5.50%, 12/ 1/2017	3,523	3,537
5.00%, 6/ 1/2033	8,378	7,940	5.50%, 5/ 1/2018	6,677	6,695
4.50%, 8/ 1/2033	4,203	3,822	5.00%, 6/ 1/2018	12,396	12,234
4.50%, 8/ 1/2033	3,929	3,573	6.00%, 8/ 1/2018	1,340	1,356
5.00%, 8/ 1/2033	12,277	11,646	5.00%, 10/ 1/2018	8,160	8,050
5.00%, 8/ 1/2033	12,749	12,079	4.50%, 12/ 1/2018	9,561	9,190
5.50%, 8/ 1/2033	9,190	9,004	9.00%, 1/ 1/2019	1	1
6.00%, 11/ 1/2033	4,850	4,871	5.00%, 2/ 1/2019	2,551	2,514
6.00%, 11/ 1/2033	4,137	4,155	5.00%, 2/ 1/2019	2,812	2,769
5.50%, 12/ 1/2033	11,730	11,468	8.00%, 5/ 1/2022	30	31
6.00%, 12/ 1/2033	4,740	4,753	6.00%, 10/ 1/2022	2,864	2,877
5.50%, 1/ 1/2034	11,503	11,239	8.50%, 2/ 1/2023	8	8
5.00%, 5/ 1/2034	14,286	13,542	6.50%, 9/ 1/2024	1,616	1,644
6.00%, 5/ 1/2034	9,087	9,090	8.00%, 9/ 1/2024	-	1
6.00%, 5/ 1/2034	7,832	7,817	7.50%, 12/ 1/2024	375	397
6.00%, 1/ 1/2035	10,690	10,658	8.00%, 12/ 1/2024	3	4
6.00%, 2/ 1/2035	7,462	7,465	8.00%, 1/ 1/2025	1	1
5.00%, 5/ 1/2035	17,837	16,897	8.00%, 1/ 1/2025	2	2
4.50%, 6/ 1/2035	23,022	20,905	8.50%, 9/ 1/2025	5	5
5.00%, 7/ 1/2035	18,795	17,805	7.00%, 3/ 1/2027	29	31
5.00%, 7/ 1/2035	19,127	18,119	5.34%, 3/ 1/2028 (a)	21	21

See accompanying notes

325

Schedule of Investments
Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
6.50%, 8/ 1/2028	$ 213 $	218	5.50%, 7/ 1/2034	$ 5,207 $	5,081
7.00%, 8/ 1/2028	283	290	6.50%, 7/ 1/2034	2,034	2,071
6.50%, 9/ 1/2028	65	66	6.50%, 7/ 1/2034	3,721	3,804
6.50%, 11/ 1/2028	39	39	5.50%, 9/ 1/2034	16,688	16,314
6.50%, 11/ 1/2028	195	199	6.00%, 9/ 1/2034	8,545	8,527
6.50%, 12/ 1/2028	130	134	5.50%, 1/ 1/2035	10,591	10,365
7.00%, 12/ 1/2028	249	256	5.50%, 2/ 1/2035	13,008	12,723
6.50%, 1/ 1/2029	80	82	5.50%, 3/ 1/2035	14,742	14,428
6.50%, 2/ 1/2029	117	120	6.50%, 2/ 1/2036	12,384	12,560
6.00%, 3/ 1/2029	451	454	6.50%, 5/ 1/2036	14,733	14,944
6.50%, 3/ 1/2029	303	310	6.00%, 10/ 1/2036 (a)	15,463	15,641
6.50%, 4/ 1/2029	559	572	6.00%, 4/ 1/2037	19,143	19,144
7.00%, 4/ 1/2029	105	108	6.00%, 5/ 1/2038	20,587	20,586

7.00%, 7/ 1/2029	267	273			328,395

7.50%, 7/ 1/2029	260	274
			Government National Mortgage Association
7.50%, 2/ 1/2030	171	180	(GNMA) (4.91%)
9.00%, 9/ 1/2030	80	87	13.50%, 9/15/2014	1	2
6.50%, 6/ 1/2031	1,308	1,326	13.50%, 12/15/2014	4	5
6.50%, 6/ 1/2031	386	395	9.50%, 4/15/2016	5	6
6.50%, 6/ 1/2031	166	169	9.50%, 9/15/2016	5	5
6.00%, 8/ 1/2031	2,223	2,233	9.50%, 11/15/2016	26	29
7.00%, 11/ 1/2031	1,503	1,557	9.50%, 7/15/2017	38	41
6.00%, 1/ 1/2032	1,478	1,489	9.50%, 7/15/2017	22	25
6.50%, 1/ 1/2032	503	514	9.50%, 10/15/2017	13	14
6.50%, 3/ 1/2032	1,529	1,560	9.50%, 11/15/2017	25	27
6.50%, 3/ 1/2032	669	684	9.50%, 9/15/2020	21	23
6.50%, 4/ 1/2032	2,137	2,181	9.50%, 8/15/2021	230	254
7.00%, 7/ 1/2032	464	481	9.00%, 11/15/2021	248	270
6.50%, 8/ 1/2032	954	973	8.00%, 4/15/2022	105	112
6.50%, 11/ 1/2032	894	911	6.50%, 3/15/2024	274	279
6.50%, 11/ 1/2032	1,225	1,248	7.50%, 3/15/2024	68	73
6.50%, 11/ 1/2032	413	421	7.00%, 10/15/2027	18	18
6.50%, 12/ 1/2032	2,216	2,262	7.00%, 10/15/2027	61	62
5.50%, 2/ 1/2033	8,768	8,614	7.00%, 10/15/2027	5	5
6.50%, 2/ 1/2033	927	944	7.00%, 10/15/2027	4	4
6.00%, 4/ 1/2033	1,088	1,094	7.00%, 11/15/2027	6	6
5.50%, 5/ 1/2033	703	696	7.00%, 12/15/2027	4	4
5.50%, 5/ 1/2033	4,901	4,805	7.00%, 12/15/2027	4	4
5.50%, 5/ 1/2033	6,709	6,576	7.00%, 2/15/2028	3	3
5.50%, 6/ 1/2033	12,322	12,079	7.00%, 2/15/2028	1	1
6.00%, 1/ 1/2034	5,479	5,492	7.00%, 5/15/2028	1	1
5.50%, 2/ 1/2034	5,732	5,618	7.00%, 5/15/2028	1	1
5.50%, 2/ 1/2034	20,652	20,193	7.00%, 6/15/2028	190	196
6.00%, 2/ 1/2034	1,095	1,096	7.00%, 12/15/2028	197	202
5.50%, 3/ 1/2034	5,422	5,310	7.00%, 1/15/2029	132	135
6.00%, 3/ 1/2034	2,741	2,745	7.00%, 3/15/2029	133	136
5.50%, 4/ 1/2034	4,193	4,104	7.00%, 4/15/2029	114	117
5.00%, 6/ 1/2034	12,432	11,796	7.00%, 4/15/2029	239	245

See accompanying notes

326

Schedule of Investments
Mortgage Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (continued)			Money Center Banks (continued)
Government National Mortgage Association			Investment in Joint Trading Account;
(GNMA) (continued)			Morgan Stanley Repurchase Agreement;
7.50%, 8/15/2029	$ 279 $	295	0.15%; dated 10/31/2008 maturing
7.50%, 9/15/2029	128	135	11/03/2008 (collateralized by Sovereign
7.50%, 9/15/2029	171	181	Agency Issues; $3,570,000; 2.63% -
7.50%, 10/15/2029	132	139	4.63%; dated 09/09/09 - 06/12/15)	$ 3,466$	3,466

7.50%, 11/15/2029	121	128			6,931

7.50%, 11/15/2029	99	104	TOTAL REPURCHASE AGREEMENTS	$ 6,931

7.75%, 12/15/2029	54	57
			Total Investments	$ 1,162,026
6.50%, 7/15/2032	937	951	Other Assets in Excess of Liabilities, Net - 0.40%		4,649

6.00%, 8/15/2034	12,089	12,118
			TOTAL NET ASSETS - 100.00%	$ 1,166,675

9.50%, 9/20/2018	107	117

9.50%, 12/20/2020	28	31
9.50%, 1/20/2021	5	6	(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
9.50%, 2/20/2021	3	4
9.50%, 3/20/2021	8	9	Unrealized Appreciation (Depreciation)
6.80%, 4/20/2025	93	95	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
6.00%, 4/20/2026	299	301	of investments held by the fund as of the period end were as follows:
6.00%, 2/20/2029	454	457
			Unrealized Appreciation	$ 2,532
6.50%, 3/20/2031	392	397
			Unrealized Depreciation		(47,079)

6.50%, 4/20/2031	291	295
			Net Unrealized Appreciation (Depreciation)		(44,547)
7.00%, 6/20/2031	202	206
			Cost for federal income tax purposes		1,206,573
6.00%, 5/20/2032 (a)	1,790	1,795
			All dollar amounts are shown in thousands (000's)
5.50%, 7/20/2033	8,827	8,682

6.00%, 7/20/2033	5,811	5,839	Portfolio Summary (unaudited)

5.50%, 2/20/2034	9,483	9,318
			Sector		Percent

5.50%, 3/20/2034	8,981	8,825
			Mortgage Securities		98.90%
6.50%, 4/20/2034	2,444	2,468	Financial		0.59%
6.50%, 5/20/2034	1,978	1,997	Government		0.11%

		57,255	Other Assets in Excess of Liabilities, Net		0.40%

			TOTAL NET ASSETS		100.00%

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 809,283

REPURCHASE AGREEMENTS (0.59%) Money Center Banks (0.59%)

Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $3,570,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	$ 3,466$	3,465

See accompanying notes

327

Schedule of Investments

Preferred Securities Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.58%)			PREFERRED STOCKS (continued)

Publicly Traded Investment Fund (0.58%)			Diversified Banking Institutions (continued)

BlackRock Preferred and Corporate Income			Royal Bank of Scotland Group PLC 6.60%;
Strategies Fund Inc	25,500 $	179	Series S	339,600 $	3,726

BlackRock Preferred Income Strategies Fund			Royal Bank of Scotland Group PLC 6.75%;
Inc	242,500	1,964	Series Q	322,439	3,576

Blackrock Preferred Opportunity Trust	121,600	1,035	Royal Bank of Scotland Group PLC 7.25%;

Flaherty & Crumrine/Claymore Preferred			Series H	58,000	702
Securities Income Fund Inc	335,900	2,956	Royal Bank of Scotland Group PLC 7.25%;

Flaherty & Crumrine/Claymore Total Return			Series T	201,200	2,392

Fund Inc	109,800	999			53,722

		7,133
			Diversified Financial Services (2.01%)

TOTAL COMMON STOCKS	$ 7,133		Citigroup Capital IX	89,500	1,436

			Citigroup Capital VII	342,100	5,901
PREFERRED STOCKS (69.78%)
			Citigroup Capital VIII	43,879	761
Cable TV (1.43%)
			Citigroup Capital X	127,400	1,886
Comcast Corp 6.63%	341,754	6,186
			Citigroup Capital XI	131,600	1,944
Comcast Corp 7.00%; Series B	289,300	5,803
			Citigroup Capital XIX	35,200	595
Comcast Corp 7.00%	282,045	5,714

			Citigroup Capital XV	63,900	967
		17,703

			Citigroup Capital XVI	83,900	1,250

Cellular Telecommunications (0.04%)			Citigroup Capital XX	163,500	3,108

US Cellular Corp	31,500	522	General Electric Capital Corp 5.88%	39,648	814

			General Electric Capital Corp 6.00%	100,800	2,102
Commercial Banks (5.90%)
			General Electric Capital Corp 6.05%	98,200	2,108
ASBC Capital I	97,601	1,732
			General Electric Capital Corp 6.10%	19,000	410
BancorpSouth Capital Trust I	50,400	1,189
			General Electric Capital Corp 6.45%	15,000	338
Banesto Holdings (a)	11,700	306
			General Electric Capital Corp 6.50% (b)	19,900	442
Barclays Bank PLC 6.63%	21,000	344
			Harris Preferred Capital Corp	53,500	869

Barclays Bank PLC 7.10%	989,135	15,589
					24,931

Barclays Bank PLC 7.75%	118,899	1,977

Barclays Bank PLC 8.13%	204,569	3,298	Electric - Integrated (5.60%)

BB&T Capital Trust V (b)	936,200	22,684	Alabama Power Co - Series 2007B	215,722	4,951

CoBank ACB (a)(b)	202,000	10,220	Alabama Power Co - Series II	363,817	8,302

M&T Capital Trust IV	347,400	8,126	Dte Energy Trust I	18,300	399

National Bank of Greece SA (b)	371,700	6,873	Entergy Arkansas Inc	2,000	49

Regions Financing Trust II	27,000	542	Entergy Louisiana LLC	65,800	1,523

Zions Capital Trust B	3,000	65	Entergy Mississippi Inc 6.00%	4,100	95

		72,945	Entergy Mississippi Inc 7.25%	75,200	1,728

			FPL Group Capital Inc 6.60%	93,500	2,160
Diversified Banking Institutions (4.34%)
			FPL Group Capital Inc 7.45%	5,000	122
Citigroup Inc 8.13%	814,000	13,716
			FPL Group Capital Trust I	284,769	6,479
HSBC Holdings PLC 6.20%	490,400	8,680
			Georgia Power Capital Trust VII	108,500	2,360
HSBC Holdings PLC 8.13%	6,600	152
			Georgia Power Co 5.70%	7,800	179
JP Morgan Chase & Co	286,200	7,126
			Georgia Power Co 5.75%	10,300	224
Royal Bank of Scotland Group PLC 5.75%;
Series L	207,773	2,182	Georgia Power Co 5.90%	61,830	1,353

Royal Bank of Scotland Group PLC 6.13%;			Georgia Power Co 6.00%	6,700	147
Series R	319,700	3,389	Gulf Power Co	9,000	202

Royal Bank of Scotland Group PLC 6.25%;			Mississippi Power Co	19,800	404

Series P	169,800	1,810	PPL Capital Funding Inc	437,800	10,407

Royal Bank of Scotland Group PLC 6.35%;			PPL Energy Supply LLC	211,900	5,170
Series N	414,632	4,818
			Xcel Energy Inc 7.60%	966,289	23,036

Royal Bank of Scotland Group PLC 6.40%;
Series M	133,800	1,453			69,290

See accompanying notes

328

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Fiduciary Banks (0.24%)			Insurance Brokers (0.13%)
BNY Capital V	138,975 $	2,971	ABN AMRO North America Capital
			Funding Trust I (a)	2,500 $	1,558
Finance - Consumer Loans (0.61%)
HSBC Finance Corp 6.00%	25,500	467	Investment Management & Advisory Services (1.78%)
HSBC Finance Corp 6.88%	336,955	7,096	Deutsche Bank Contingent Capital Trust II	1,443,200	21,561

		7,563	Deutsche Bank Contingent Capital Trust III	30,300	521

					22,082

Finance - Investment Banker & Broker (3.26%)
Credit Suisse Guernsey Ltd	481,000	9,206	Life & Health Insurance (3.17%)
JP Morgan Chase Capital XI	108,600	2,254	Delphi Financial Group Inc 7.38%	481,700	4,836
JP Morgan Chase Capital XII	1,000	20	Delphi Financial Group Inc 8.00%	52,900	699
JP Morgan Chase Capital XIV	26,000	516	Lincoln National Capital VI	123,937	1,943
JP Morgan Chase Capital XIX	4,600	95	Lincoln National Corp 6.75%	4,600	67
JP Morgan Chase Capital XXVI	160,800	3,761	PLC Capital Trust III	12,500	156
Merrill Lynch & Co Inc	325,700	6,690	PLC Capital Trust IV	41,400	476
Merrill Lynch Capital Trust III 7.375%	8,700	165	PLC Capital Trust V	267,300	3,015
Merrill Lynch Preferred Capital Trust IV	85,500	1,437	Protective Life Corp	561,700	7,190
Merrill Lynch Preferred Capital Trust V	140,294	2,373	Prudential Financial Inc	847,700	16,411
Morgan Stanley Capital Trust III	103,700	1,548	Prudential PLC 6.50%	132,682	1,810
Morgan Stanley Capital Trust IV	194,171	2,833	Prudential PLC 6.75%	158,492	2,137
Morgan Stanley Capital Trust V	195,250	2,577	Torchmark Capital Trust III	23,100	437

Morgan Stanley Capital Trust VI	304,930	4,498			39,177

Morgan Stanley Capital Trust VII	141,000	2,029	Money Center Banks (2.54%)
Morgan Stanley Capital Trust VIII	26,800	378	BNY Capital IV	45,300	1,005

		40,380	Fleet Capital Trust IX	37,000	607

Finance - Mortgage Loan/Banker (0.69%)			JP Morgan Chase Capital XVI	14,700	306
Countrywide Capital V	343,197	5,749	National Westminster Bank Plc	52,700	685
Countrywide Financial Corp	167,422	2,737	Santander Finance Preferred SA Unipersonal

			6.00%	157,000	1,648
		8,486

			Santander Finance Preferred SA Unipersonal
Finance - Other Services (0.51%)			6.41%	15,231	331
ABN AMRO Capital Funding Trust V	151,900	1,891	Santander Finance Preferred SA Unipersonal
ABN AMRO Capital Funding Trust VII	244,600	2,979	6.50%	1,105,756	17,692
National Rural Utilities Cooperative Finance			Santander Finance Preferred SA Unipersonal
Corp 5.95%	14,300	253	6.80%	532,504	9,106

National Rural Utilities Cooperative Finance					31,380

Corp 6.10%	46,800	806	Multi-Line Insurance (4.02%)
National Rural Utilities Cooperative Finance			Aegon NV 4.00%	67,500	549
Corp 6.75%	20,300	405

			Aegon NV 6.375%	508,865	5,089
		6,334

			Aegon NV 6.50%	38,800	384
Financial Guarantee Insurance (0.22%)			Aegon NV 7.25%	113,900	1,300
AMBAC Financial Group Inc 5.88%	20,336	137	Allianz SE	702,550	13,665
AMBAC Financial Group Inc 5.95%	26,917	196	ING Groep NV 6.13%	157,300	1,947
Financial Security Assurance Holdings Ltd			ING Groep NV 6.20%	22,200	275
5.60%	67,500	375
			ING Groep NV 6.38%	601,100	7,580
Financial Security Assurance Holdings Ltd
			ING Groep NV 7.05%	382,438	5,224
6.25%	342,525	1,935
Financial Security Assurance Holdings Ltd			ING Groep NV 7.20%	77,500	1,063
6.88%	14,800	120	ING Groep NV 7.38%	638,200	9,254

		2,763	ING Groep NV 8.50%	118,400	2,040

			MetLife Inc 6.50%	4,700	77

See accompanying notes

329

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)			Regional Banks (continued)
XL Capital Ltd (c)	200,000 $	1,251	Wells Fargo Capital XII	242,000 $	5,989

		49,698	Wells Fargo Capital XIV (b)	371,748	9,308

					136,548

Multimedia (0.54%)
Viacom Inc	387,400	6,694	Reinsurance (1.67%)
			Everest Re Capital Trust II	329,119	4,838
Oil Company - Exploration & Production (0.27%)			PartnerRe Ltd 6.50%	182,466	3,074
Nexen Inc	184,060	3,317	PartnerRe Ltd 6.75%	129,200	2,261
			RenaissanceRe Holdings Ltd - Series B	66,100	1,172
Property & Casualty Insurance (2.13%)
			RenaissanceRe Holdings Ltd - Series C	209,035	2,954
Arch Capital Group Ltd 7.88%	56,500	1,020
			RenaissanceRe Holdings Ltd - Series D	388,800	6,349

Arch Capital Group Ltd 8.00%	548,082	10,496
					20,648

Berkley W R Capital Trust	779,125	11,329
Markel Corp	174,200	3,569	REITS - Apartments (0.73%)

		26,414	BRE Properties Inc - Series C	201,177	3,213

			BRE Properties Inc - Series D	12,876	206
Regional Banks (11.04%)
			Equity Residential	6,000	102
BAC Capital Trust I	27,100	555
			UDR Inc	325,500	5,533

BAC Capital Trust II	92,500	1,866
					9,054

BAC Capital Trust III	23,400	480
BAC Capital Trust IV	23,800	415	REITS - Diversified (3.49%)
BAC Capital Trust V	58,600	1,025	Duke Realty Corp 6.50%	267,000	2,921
BAC Capital Trust VIII	126,100	2,333	Duke Realty Corp 6.60%	55,200	607
BAC Capital Trust X	153,200	3,176	Duke Realty Corp 6.63%	203,200	2,388
BAC Capital Trust XII	210,500	4,385	Duke Realty Corp 6.95%	369,911	4,864
Bank One Capital VI	154,200	3,169	Duke Realty Corp 7.25%	142,932	1,658
Fifth Third Capital Trust VI	149,400	2,269	Duke Realty Corp 8.38%	747,029	10,682
Fleet Capital Trust VIII	35,300	671	PS Business Parks Inc Series H	162,200	2,511
KeyCorp Capital IX	71,000	1,012	PS Business Parks Inc Series I	159,400	2,327
KeyCorp Capital V	18,300	258	PS Business Parks Inc Series K	89,100	1,537
Keycorp Capital VI	3,600	60	PS Business Parks Inc Series L	2,400	39
KeyCorp Capital VIII	264,700	4,015	PS Business Parks Inc Series M	18,700	282
National City Capital Trust II	214,908	3,438	PS Business Parks Inc Series O	36,900	583
PNC Capital Trust C	745,900	17,156	PS Business Parks Inc Series P	521,600	7,798
PNC Capital Trust D	538,200	10,592	Vornado Realty Trust - Series F	236,848	3,816
SunTrust Capital IX	542,600	11,612	Vornado Realty Trust - Series G	2,000	31
Union Planters Preferred Funding Corp (a)	10	350	Vornado Realty Trust - Series H	27,900	446
USB Capital VI	696,800	13,065	Vornado Realty Trust - Series I	41,600	664

USB Capital VII	103,000	2,000			43,154

USB Capital VIII	19,000	390	REITS - Mortgage (0.07%)
USB Capital X	61,800	1,298	PFGI Capital Corp	48,300	874
USB Capital XI	211,192	4,526
USB Capital XII	68,100	1,362	REITS - Office Property (0.67%)
Wachovia Capital Trust IV	28,952	465	HRPT Properties Trust - Series B	52,051	650
Wachovia Capital Trust IX	531,400	8,609	HRPT Properties Trust - Series C	726,400	7,700

Wachovia Corp 7.25%	395,100	6,559			8,350

Wells Fargo Capital IV	108,621	2,657	REITS - Shopping Centers (4.18%)
Wells Fargo Capital IX	179,843	3,622	Developers Diversified Realty Corp 7.50%	75,112	751
Wells Fargo Capital VII	366,139	7,286	Developers Diversified Realty Corp 8.00%	134,100	1,468
Wells Fargo Capital VIII	11,700	231	Kimco Realty Corp 6.65%	3,400	60
Wells Fargo Capital XI	16,400	344	Kimco Realty Corp 7.75%	1,321,100	22,776

See accompanying notes

330

Schedule of Investments

Preferred Securities Fund

October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)

REITS - Shopping Centers (continued)			Special Purpose Entity (continued)

Regency Centers Corp 6.70%	274,600 $	4,619	CORTS Trust for First Union Institutional

Regency Centers Corp 7.25%	244,300	4,099	Capital I	41,000 $	892

Regency Centers Corp 7.45%	228,000	3,899	CORTS Trust for General Electric Capital
			Corp	10,800	212
Weingarten Realty Investors 6.50%	708,000	10,797
			CORTS Trust for Goldman Sachs Capital I	28,700	485
Weingarten Realty Investors 6.75%	2,400	37
			CORTS Trust for IBM - Series IV	1,900	49
Weingarten Realty Investors 6.95%	196,000	3,234

			CORTS Trust for SunAmerica	14,016	115
		51,740

			CORTS Trust II for Bellsouth
REITS - Single Tenant (0.69%)			Telecommunications (d)	29,600	622

Realty Income Corp - Series D	495,093	8,268	CORTS Trust II for Goldman Sachs Capital I	12,700	211

Realty Income Corp - Series E	12,900	239	CORTS Trust III for Verizon Global Funding

		8,507	Corp	1,300	30

			CORTS Trust VI for IBM Debentures	2,800	65

REITS - Storage (2.75%)			CORTS-IBM	6,200	138
Public Storage Inc 6.18%; Series D	29,500	482
			Deutsche Bank Capital Funding Trust VIII	696,900	11,178
Public Storage Inc 6.25%; Series Z	17,700	310
			Deutsche Bank Capital Funding Trust X	14,700	240
Public Storage Inc 6.45%; Series F	399,600	6,693
			Merrill Lynch Capital Trust I	271,700	4,456
Public Storage Inc 6.45%; Series X	95,100	1,663
			Merrill Lynch Capital Trust II	35,700	577
Public Storage Inc 6.50%; Series W	21,800	373
			PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	248
Public Storage Inc 6.60%; Series C	90,100	1,524
			PreferredPlus TR-CCR1 6.00%; Series GSC3	44,400	610
Public Storage Inc 6.63%; Series M	292,200	5,055
			PreferredPlus TR-CCR1 6.00%; Series GSC4	31,200	456
Public Storage Inc 6.75%; Series E	22,028	391
			PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	212
Public Storage Inc 6.75%; Series L	97,400	1,705
			PreferredPlus TR-CCR1 7.63%; Series VER1	6,700	154
Public Storage Inc 6.85%; Series Y	98,900	1,870
			SATURNS - Series VZ; 6.130%	10,800	237
Public Storage Inc 6.95%; Series H	37,000	668
			SATURNS 2002-11 6.00%; Series AIG	921	6
Public Storage Inc 7.00%; Series G	45,500	884
			SATURNS 2003-06 6.00%; Series GS	3,300	53
Public Storage Inc 7.00%; Series N	57,100	1,051
			SATURNS 2003-11 5.63%; Series GS	12,400	176
Public Storage Inc 7.25%; Series I	107,500	2,139
			SATURNS 2003-13 6.25%; Series CSFB	13,800	226
Public Storage Inc 7.25%; Series K	443,733	8,697
			SATURNS 2004-04 6.00%; Series GS	182,100	2,730
Public Storage Inc 7.63%; Series T	24,100	492

			SATURNS 2004-06 6.00%; Series GS	177,900	2,624
		33,997

			SATURNS 2004-2 5.75%; Series GS	26,300	426

REITS - Warehouse & Industrial (0.68%)			Trust Certificates Series 2001-2	20,010	471

AMB Property Corp - Series L	137,700	1,792			33,329

AMB Property Corp - Series M	52,800	651
			Telecommunication Services (0.68%)
AMB Property Corp - Series P	196,400	2,818
			Centaur Funding Corp (a)	10,000	8,425
First Industrial Realty Trust Inc - Series J	174,600	1,798

First Industrial Realty Trust Inc - Series K	12,100	145	Telephone - Integrated (0.09%)

Prologis - Series G	93,600	1,217	AT&T Inc	45,400	1,085

		8,421

			Television (0.92%)
Special Purpose Entity (2.69%)
			CBS Corp 6.75%	560,800	8,261
Citigroup Capital XVII	124,100	1,847
			CBS Corp 7.25%	189,900	3,082

Corporate-Backed Trust Certificates 6.00%;
Series GS	143,900	2,049			11,343

Corporate-Backed Trust Certificates 6.00%	5,900	94	TOTAL PREFERRED STOCKS	$ 863,405

Corporate-Backed Trust Certificates 6.30%	3,300	51

Corporate-Backed Trust Certificates - Series
BMY	15,700	337

Corporate-Backed Trust Certificates - Series
VZ	30,300	691

CORTS Trust for AIG	12,216	49

CORTS Trust for Bristol Meyers Squibb	14,200	312
See accompanying notes

331

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (21.40%)			BONDS (continued)
Commercial Banks (4.34%)			Diversified Banking Institutions (continued)
Banponce Trust I			Royal Bank of Scotland Group PLC (continued)
8.33%, 2/ 1/2027	$ 1,000 $	782	7.65%, 8/29/2049 (e)	$ 1,200 $	661

Barclays Bank PLC					24,594

8.55%, 9/29/2049 (a)(e)	3,900	3,012
			Diversified Financial Services (1.02%)
BB&T Capital Trust IV
			General Electric Capital Corp
6.82%, 6/12/2057 (e)	4,000	2,228
			6.38%, 11/15/2067 (e)	19,500	12,609
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (a)(e)	5,000	1,648
			Electric - Integrated (0.18%)
Caisse Nationale des Caisses
			FPL Group Capital Inc 6.35%
6.75%, 1/27/2049	1,500	753
			6.35%, 10/ 1/2066 (e)	4,000	2,280
CBA Capital Trust I
5.81%, 12/31/2049 (a)	10,500	6,356
			Finance - Consumer Loans (0.26%)
CBG Florida REIT Corp			HSBC Finance Capital Trust IX
7.11%, 5/29/2049 (a)(e)	4,000	818	5.91%, 11/30/2035	6,000	3,277
Centura Capital Trust I
8.85%, 6/ 1/2027 (a)	3,000	2,825	Finance - Credit Card (0.04%)
Credit Agricole SA/London			Capital One Capital III
6.64%, 5/31/2049 (a)(e)	11,500	5,510	7.69%, 8/15/2036	1,000	477
First Empire Capital Trust I
8.23%, 2/ 1/2027	2,000	1,440	Finance - Investment Banker & Broker (0.31%)
First Empire Capital Trust II			JP Morgan Chase Capital XXV
8.28%, 6/ 1/2027	2,000	1,445	6.80%, 10/ 1/2037	3,050	2,195
First Hawaiian Capital I			JPMorgan Chase Capital XXI
8.34%, 7/ 1/2027	5,000	3,814	3.74%, 2/ 2/2037 (e)	2,000	930
First Midwest Capital Trust I			Schwab Capital Trust I
6.95%, 12/ 1/2033	1,000	791	7.50%, 11/15/2037 (e)	1,000	694

HBOS PLC					3,819

6.41%, 10/ 1/2035 (a)(e)	4,400	1,834
			Investment Management & Advisory Services (0.05%)
North Fork Capital Trust II
8.00%, 12/15/2027	3,450	2,919	Kleinwort Benson Group PLC
			3.25%, 6/29/2049 (e)	1,000	565
Northgroup Preferred Capital Corp
6.38%, 12/29/2049 (a)(e)	10,000	5,769
			Life & Health Insurance (0.77%)
Popular North America Capital Trust I
6.56%, 9/15/2034	1,000	542	Great West Life & Annuity Insurance Capital I
			6.63%, 11/15/2034 (a)	4,000	2,838
Regions Financing Trust II
6.63%, 5/15/2047	3,000	1,029	Great West Life & Annuity Insurance Co
			7.15%, 5/16/2046 (a)(e)	4,750	3,224
Shinsei Finance II
7.16%, 7/29/2049 (a)(e)	6,200	2,513	Nationwide Financial Services
			6.75%, 5/15/2037	1,000	537
Standard Chartered PLC
7.01%, 12/29/2049 (a)	9,500	5,104	Prudential Financial Inc
			8.88%, 6/15/2038 (e)	5,000	2,879

Swedbank AB
9.00%, 12/29/2049 (a)(e)	2,000	1,758			9,478

Westpac Capital Trust III			Money Center Banks (2.87%)
5.82%, 9/30/2013 (a)	1,300	856	ABN Amro North American Holding Preferred

		53,746	Capital Repackage Trust I

			6.52%, 12/29/2049 (a)(e)	9,600	8,323
Diversified Banking Institutions (1.99%)
			BankAmerica Institutional Capital A
Citigroup Inc			8.07%, 12/31/2026 (a)	500	390
8.40%, 4/29/2049	5,000	3,475
			BBVA International Preferred SA Unipersonal
JP Morgan Chase & Co			5.92%, 12/29/2049 (e)	7,600	3,565
7.90%, 4/29/2049 (e)	21,700	17,587
			Dresdner Funding Trust I
Royal Bank of Scotland Group PLC			8.15%, 6/30/2031 (a)	4,200	2,010
7.64%, 3/31/2049 (e)(f)	6,000	2,871
			HBOS Capital Funding LP
			6.07%, 6/29/2049 (a)(e)	10,000	4,394

See accompanying notes

332

Schedule of Investments
Preferred Securities Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Money Center Banks (continued)			Regional Banks (continued)
HSBC Capital Funding LP/Jersey Channel			PNC Preferred Funding Trust I
Islands			8.70%, 2/28/2049 (a)(e)	$ 5,500 $	4,437
10.18%, 12/29/2049 (a)(e)	$ 6,000 $	4,767	6.52%, 12/31/2049 (a)(e)	6,700	4,725
KBC Bank Funding Trust III			Wells Fargo Capital XV
9.86%, 11/29/2049 (a)(e)	2,700	2,309	9.75%, 12/29/2049 (e)	11,000	10,670

Mizuho Finance Group					26,609

8.38%, 1/29/2049	9,000	8,331
UBS Preferred Funding Trust I			Savings & Loans - Thrifts (0.00%)
8.62%, 10/29/2049	2,000	1,483	Washington Mutual Preferred Funding Cayman

		35,572	7.25%, 3/29/2049 (a)(d)	5,759	7

			Washington Mutual Preferred Funding LLC
Mortgage Banks (0.18%)			6.67%, 12/29/2049 (a)(d)(e)	3,221	4

Abbey National Capital Trust I					11

8.96%, 12/29/2049	2,900	2,191
			Special Purpose Banks (0.13%)
Multi-Line Insurance (2.94%)			Agfirst Farm Credit Bank
Allstate Corp/The			7.30%, 12/15/2008 (a)(d)	2,000	1,611
6.50%, 5/15/2057	2,000	1,094
AXA SA			Special Purpose Entity (1.94%)
6.46%, 12/31/2049 (a)(e)	12,300	6,751	BankBoston Capital Trust IV
Hartford Financial Services Group Inc			3.41%, 6/ 8/2028 (e)	5,000	2,490
8.13%, 6/15/2068 (e)	13,000	6,488	BayernLB Capital Trust I
MetLife Capital Trust IV			6.20%, 12/31/2049	8,230	3,762
7.88%, 12/15/2037 (a)	19,500	10,920	CA Preferred Trust
MetLife Capital Trust X			7.00%, 1/29/2049	1,400	810
9.25%, 4/ 8/2068 (a)	6,000	3,735	Capital One Capital IV
MMI Capital Trust I			6.75%, 2/17/2037	2,000	942
7.63%, 12/15/2027	1,073	994	Glen Meadow Pass-Through Trust
USF&G Capital III			6.51%, 2/12/2067 (a)(e)	5,000	2,445
8.31%, 7/ 1/2046 (a)	2,000	1,606	Goldman Sachs Capital I
XL Capital Ltd			6.35%, 2/15/2034	500	309
6.50%, 12/31/2049 (e)	17,000	4,760	ILFC E-Capital Trust II

		36,348	6.25%, 12/21/2065 (a)(e)	4,000	1,295

			JP Morgan Chase Capital XX
Mutual Insurance (0.20%)			6.55%, 9/29/2036	850	595
Liberty Mutual Group Inc			Old Mutual Capital Funding
7.80%, 3/15/2037 (a)	2,000	986	8.00%, 5/29/2049	4,000	2,333
Oil Insurance Ltd			QBE Capital Funding II LP
7.56%, 12/29/2049 (a)(e)	3,000	1,518	6.80%, 6/29/2049 (a)(e)(f)	21,200	9,010

		2,504			23,991

Property & Casualty Insurance (1.46%)			Tools - Hand Held (0.42%)
Chubb Corp			Stanley Works Capital Trust I
6.38%, 3/29/2037 (e)	9,000	5,747	5.90%, 12/ 1/2045 (e)	7,000	5,136
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (e)	6,700	3,077	Transport - Rail (0.15%)
Progressive Corp/The			BNSF Funding Trust I
6.70%, 6/15/2037	15,550	9,260	6.61%, 12/15/2055 (e)	3,150	1,912

		18,084	TOTAL BONDS	$ 264,814

Regional Banks (2.15%)
KeyCorp Capital II
6.88%, 3/17/2029	5,000	2,654
PNC Financial Services Group Inc
8.25%, 5/29/2049 (e)	5,000	4,123

See accompanying notes

333

Schedule of Investments Preferred Securities Fund

October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (7.25%)
Money Center Banks (7.25%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $92,411,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	$ 89,720$	89,720

TOTAL REPURCHASE AGREEMENTS	$ 89,720

Total Investments	$ 1,225,072
Other Assets in Excess of Liabilities, Net - 0.99%		12,274

TOTAL NET ASSETS - 100.00%	$ 1,237,346

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $136,167 or 11.00% of net assets.

(b)	Non-Income Producing Security

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,251 or 0.10% of net assets.

(d)	Security is Illiquid

(e)	Variable Rate. Rate shown is in effect at October 31, 2008.

(f)	Security purchased on a when-issued basis.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 16,543
Unrealized Depreciation	(455,118)

Net Unrealized Appreciation (Depreciation)	(438,575)
Cost for federal income tax purposes	1,665,942
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	88.11%
Utilities	5.78%
Communications	3.70%
Exchange Traded Funds	0.58%
Industrial	0.57%
Energy	0.27%
Other Assets in Excess of Liabilities, Net	0.99%

TOTAL NET ASSETS	100.00%

See accompanying notes

334

Schedule of Investments
Real Estate Securities Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.22%)			COMMON STOCKS (continued)
REITS - Apartments (16.40%)			REITS - Single Tenant (2.20%)
American Campus Communities Inc	607,812 $	15,791	National Retail Properties Inc	1,458,330 $	26,002
AvalonBay Communities Inc	653,576	46,417
Equity Residential	1,058,330	36,968	REITS - Storage (8.54%)
Essex Property Trust Inc	488,439	47,525	Public Storage	1,239,170	100,992
Home Properties Inc	748,660	30,313
			REITS - Warehouse & Industrial (0.87%)
Mid-America Apartment Communities Inc	480,942	16,948

			EastGroup Properties Inc	308,630	10,333

		193,962

			TOTAL COMMON STOCKS	$ 1,114,607

REITS - Diversified (11.21%)
				Principal
Digital Realty Trust Inc	804,710	26,942
				Amount	Value
Entertainment Properties Trust	820,332	30,721		(000's)	(000's)

PS Business Parks Inc	150,780	6,826
			SHORT TERM INVESTMENTS (4.24%)
Vornado Realty Trust	964,780	68,065

			Commercial Paper (4.24%)
		132,554	Investment in Joint Trading Account; HSBC

REITS - Healthcare (13.91%)			Funding
			0.25%, 11/ 3/2008	$ 25,090 $	25,090
HCP Inc	1,257,931	37,650
			Investment in Joint Trading Account;
Health Care REIT Inc	813,038	36,188
			Prudential Funding
LTC Properties Inc	126,880	3,067	0.30%, 11/ 3/2008	25,089	25,089

Nationwide Health Properties Inc	627,720	18,731			50,179

Omega Healthcare Investors Inc	870,090	13,112
Ventas Inc	1,549,074	55,860	TOTAL SHORT TERM INVESTMENTS	$ 50,179

		164,608	REPURCHASE AGREEMENTS (2.32%)

			Money Center Banks (2.32%)
REITS - Hotels (1.97%)
			Investment in Joint Trading Account; Bank
Host Hotels & Resorts Inc	2,211,937	22,871
			of America Repurchase Agreement;
Sunstone Hotel Investors Inc	73,091	479	0.15%; dated 10/31/2008 maturing

		23,350	11/03/2008 (collateralized by Sovereign

			Agency Issues; $28,300,000; 2.75% -
REITS - Manufactured Homes (1.32%)			5.38%; dated 11/28/08 - 02/13/17)	$ 27,476$	27,476

Equity Lifestyle Properties Inc	372,162	15,627
			TOTAL REPURCHASE AGREEMENTS	$ 27,476

REITS - Office Property (12.27%)			Total Investments	$ 1,192,262
Alexandria Real Estate Equities Inc	418,589	29,101	Liabilities in Excess of Other Assets, Net - (0.78)%		(9,279)

Boston Properties Inc	1,304,331	92,451	TOTAL NET ASSETS - 100.00%	$ 1,182,983

Corporate Office Properties Trust SBI MD	239,280	7,439
Douglas Emmett Inc	1,069,548	16,150

		145,141

			Unrealized Appreciation (Depreciation)
REITS - Regional Malls (13.17%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
General Growth Properties Inc	1,629,246	6,745	of investments held by the fund as of the period end were as follows:
Simon Property Group Inc	1,798,288	120,539
Taubman Centers Inc	859,215	28,543	Unrealized Appreciation	$ 19,853

		155,827	Unrealized Depreciation		(399,504)

			Net Unrealized Appreciation (Depreciation)		(379,651)
REITS - Shopping Centers (12.36%)
			Cost for federal income tax purposes		1,571,913
Acadia Realty Trust	1,078,436	19,487	All dollar amounts are shown in thousands (000's)
Federal Realty Investment Trust	887,458	54,375
Kimco Realty Corp	1,244,480	28,100
Saul Centers Inc	279,990	10,245
Tanger Factory Outlet Centers	940,100	34,004

		146,211

See accompanying notes

335

Schedule of Investments
Real Estate Securities Fund
October 31, 2008
Portfolio Summary (unaudited)

REIT	Percent

REITS - Apartments	16.40%
REITS - Healthcare	13.91%
REITS - Regional Malls	13.17%
REITS - Shopping Centers	12.36%
REITS - Office Property	12.27%
REITS - Diversified	11.21%
REITS - Storage	8.54%
Money Center Banks	2.32%
REITS - Single Tenant	2.20%
Finance - Other Services	2.12%
Special Purpose Entity	2.12%
REITS - Hotels	1.97%
REITS - Manufactured Homes	1.32%
REITS - Warehouse & Industrial	0.87%
Liabilities in Excess of Other Assets, Net	(0.78%)

TOTAL NET ASSETS	100.00%

See accompanying notes

336

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (84.47%)			BONDS (continued)
Agricultural Operations (0.70%)			Asset Backed Securities (continued)
Bunge Ltd Finance Corp			Marriott Vacation Club Owner Trust
4.38%, 12/15/2008 (a)	$ 700 $	698	5.81%, 10/20/2029 (b)	$ 221 $	207
Cargill Inc			Nomura Asset Acceptance Corp
5.20%, 1/22/2013 (b)	650	591	3.48%, 1/25/2036 (b)(c)	260	79

		1,289	Popular ABS Mortgage Pass-Through Trust

			3.52%, 11/25/2035 (a)(c)	181	179
Airlines (0.34%)
			Swift Master Auto Receivables Trust
American Airlines Inc			4.66%, 6/15/2012 (c)	425	371

7.25%, 2/ 5/2009	275	270
					8,578

Delta Air Lines Inc
6.62%, 3/18/2011	416	357	Auto - Car & Light Trucks (0.23%)

		627	Daimler Finance North America LLC

			5.88%, 3/15/2011	525	428
Appliances (0.11%)
Whirlpool Corp			Auto/Truck Parts & Equipment - Original (0.09%)
3.32%, 6/15/2009 (c)	200	200
			Tenneco Inc
			10.25%, 7/15/2013	206	175
Asset Backed Securities (4.65%)
Carrington Mortgage Loan Trust			Automobile Sequential (2.81%)
3.54%, 12/25/2035 (c)	475	433
			Capital Auto Receivables Asset Trust
Caterpillar Financial Asset Trust			4.59%, 10/15/2009 (a)(c)	136	136
4.09%, 12/27/2010 (a)	400	396
			5.34%, 1/15/2010 (a)(b)(c)	339	336
Chase Funding Mortgage Loan Asset-Backed
			4.79%, 3/15/2010 (a)(c)	294	291
Certificates
3.49%, 12/25/2033 (c)	95	84	4.93%, 6/15/2010 (a)(c)	185	182
Citigroup Mortgage Loan Trust Inc			5.52%, 3/15/2011 (c)	500	467
3.41%, 3/25/2037 (c)	400	344	Ford Credit Auto Owner Trust
CNH Equipment Trust			5.47%, 9/15/2012 (c)	350	258
5.41%, 9/15/2010 (a)(c)	137	137	5.60%, 10/15/2012	435	359
5.76%, 4/15/2011 (a)(c)	800	790	5.69%, 11/15/2012 (c)	430	356
4.12%, 5/15/2012	600	573	Honda Auto Receivables Owner Trust
Countrywide Asset-Backed Certificates			5.46%, 5/23/2011	850	846
3.76%, 2/25/2037 (c)	575	52	Hyundai Auto Receivables Trust
6.02%, 9/25/2046 (c)	1,900	1,626	4.96%, 1/17/2012 (c)	500	482
Countrywide Home Equity Loan Trust			Nissan Auto Lease Trust
4.79%, 12/15/2035 (c)	106	43	4.27%, 12/15/2010 (a)	825	804
4.80%, 2/15/2036 (c)	361	273	Nissan Auto Receivables Owner Trust
Fannie Mae Grantor Trust			4.28%, 7/15/2013	280	255
5.41%, 9/26/2033 (c)	72	64	WFS Financial Owner Trust
First Horizon Asset Backed Trust			4.50%, 5/17/2013	425	408

3.39%, 10/25/2026 (c)	503	345			5,180

First-Citizens Home Equity Loan LLC			Beverages - Non-Alcoholic (0.19%)
4.77%, 9/15/2022 (b)(c)	176	138	Panamerican Beverages Inc
Ford Credit Floorplan Master Owner Trust			7.25%, 7/ 1/2009 (a)	350	345
5.01%, 6/15/2011 (c)	625	594
GMAC Mortgage Corp Loan Trust			Brewery (0.22%)
3.44%, 8/25/2035 (c)	175	96	SABMiller PLC
Great America Leasing Receivables			6.20%, 7/ 1/2011 (b)	400	406
5.39%, 9/15/2011 (a)(b)	925	905
John Deere Owner Trust			Building Products - Cement & Aggregate (0.48%)
4.40%, 6/15/2012	535	519	CRH America Inc
JP Morgan Mortgage Acquisition Corp			6.95%, 3/15/2012	400	368
3.34%, 3/25/2037 (c)	354	330

See accompanying notes

337

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building Products - Cement & Aggregate			Containers - Paper & Plastic (0.08%)
(continued)			Pactiv Corp
Martin Marietta Materials Inc			5.88%, 7/15/2012	$ 175 $	157
3.62%, 4/30/2010 (c)	$ 530 $	512

		880	Credit Card Asset Backed Securities (0.66%)

Building Products - Wood (0.17%)			Chase Issuance Trust
			5.01%, 1/15/2012 (c)	500	476
Masco Corp
3.12%, 3/12/2010 (c)	335	315	GE Capital Credit Card Master Note Trust
			4.73%, 3/15/2013 (c)	175	156
Cable TV (0.98%)			Providian Master Note Trust
Comcast Corp			5.10%, 11/15/2012 (b)	600	592

5.45%, 11/15/2010	300	288			1,224

COX Communications Inc			Diversified Banking Institutions (1.91%)
4.63%, 1/15/2010	475	455
			Bank of America Corp
7.13%, 10/ 1/2012	300	287	4.90%, 5/ 1/2013	615	569
DirecTV Holdings LLC/DirecTV Financing Co			Citigroup Inc
8.38%, 3/15/2013	300	281	5.50%, 8/27/2012	550	509
Rogers Cable Inc			5.50%, 4/11/2013	750	686
7.88%, 5/ 1/2012	500	494

			Goldman Sachs Group Inc/The
		1,805	6.88%, 1/15/2011	1,050	1,024

Cellular Telecommunications (0.21%)			2.98%, 2/ 6/2012 (c)	175	141
Vodafone Group PLC			JP Morgan Chase & Co
3.16%, 6/15/2011 (c)	475	396	5.60%, 6/ 1/2011	600	588

					3,517

Chemicals - Diversified (0.11%)
			Diversified Financial Services (0.82%)
Huntsman LLC
			General Electric Capital Corp
11.50%, 7/15/2012	200	199
			5.25%, 10/19/2012	750	691
Coatings & Paint (0.24%)			4.80%, 5/ 1/2013	575	517
Valspar Corp			TNK-BP Finance SA
5.63%, 5/ 1/2012	430	441	6.13%, 3/20/2012 (b)	575	305

					1,513

Commercial Banks (0.76%)			Diversified Manufacturing Operations (0.60%)
American Express Bank FSB			Tyco Electronics Group SA
5.50%, 4/16/2013	650	533	6.00%, 10/ 1/2012	540	508
BBVA Bancomer SA/Grand Cayman			Tyco International Finance SA
6.01%, 5/17/2022 (b)(c)	305	203	6.13%, 1/15/2009 (a)	600	599

Colonial Bank/Montgomery AL					1,107

8.00%, 3/15/2009 (d)	350	330
HSBC America Capital Trust I			Diversified Operations (0.13%)
7.81%, 12/15/2026 (b)	375	329	Capmark Financial Group Inc

		1,395	3.45%, 5/10/2010 (c)	600	241

Computer Services (0.08%)			Electric - Generation (0.14%)
Sungard Data Systems Inc			CE Casecnan Water & Energy
3.75%, 1/15/2009	150	146	11.95%, 11/15/2010	70	61
			Indiantown Cogeneration LP
Computers - Integrated Systems (0.35%)			9.26%, 12/15/2010	202	207

NCR Corp					268

7.13%, 6/15/2009	650	650
			Electric - Integrated (2.16%)
Computers - Memory Devices (0.10%)			Dominion Resources Inc/VA
Seagate Technology HDD Holdings			2.98%, 11/14/2008 (a)(c)	250	249
6.38%, 10/ 1/2011	200	178	Entergy Gulf States Inc
			3.57%, 12/ 8/2008 (b)(c)	100	100

See accompanying notes

338

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Credit Card (0.13%)
Entergy Louisiana LLC			Capital One Bank USA NA
5.83%, 11/ 1/2010	$ 400 $	394	5.75%, 9/15/2010	$ 250 $	232
Entergy Mississippi Inc
5.15%, 2/ 1/2013	375	343	Finance - Investment Banker & Broker (1.57%)
Integrys Energy Group Inc			Bear Stearns Cos LLC/The
7.00%, 11/ 1/2009	700	704	4.91%, 7/16/2009 (a)(c)	470	471
Ohio Power Co			Jefferies Group Inc
4.39%, 4/ 5/2010 (c)	390	384	5.88%, 6/ 8/2014	575	482
Pepco Holdings Inc			Merrill Lynch & Co Inc
3.44%, 6/ 1/2010 (c)	350	346	3.05%, 2/ 6/2009 (a)(c)	150	146
Scottish Power Ltd			6.76%, 3/ 2/2009 (a)(c)	195	179
4.91%, 3/15/2010	450	442	3.01%, 2/ 5/2010 (c)	200	181
TECO Energy Inc			3.00%, 11/ 1/2011 (c)	300	250
4.80%, 5/ 1/2010 (c)	475	455	3.04%, 6/ 5/2012 (c)	250	204
Transelec SA			6.05%, 8/15/2012	400	364
7.88%, 4/15/2011	575	564

			5.45%, 2/ 5/2013	120	108
		3,981

			6.15%, 4/25/2013	550	507

Electronic Components - Semiconductors (0.13%)					2,892

Chartered Semiconductor Manufacturing Ltd
			Finance - Leasing Company (0.18%)
6.25%, 4/ 4/2013	280	246
			International Lease Finance Corp
			5.15%, 1/15/2010 (c)	100	75
Electronic Connectors (0.18%)
Thomas & Betts Corp			5.30%, 5/ 1/2012	400	261

7.25%, 6/ 1/2013	325	334			336

			Finance - Mortgage Loan/Banker (0.31%)
Fiduciary Banks (0.30%)
			Countrywide Financial Corp
Bank of New York Mellon Corp/The			3.33%, 12/19/2008 (a)(c)	230	229
4.50%, 4/ 1/2013	595	558
			5.80%, 6/ 7/2012	375	349

					578

Finance - Auto Loans (0.48%)
Ford Motor Credit Co LLC			Food - Miscellaneous/Diversified (0.68%)
9.88%, 8/10/2011	175	110	General Mills Inc
7.57%, 1/13/2012 (c)	300	182	4.19%, 1/22/2010 (c)	350	346
GMAC LLC			8.02%, 2/ 5/2013	650	660
4.05%, 5/15/2009 (c)	275	240	Kraft Foods Inc
6.00%, 12/15/2011	135	76	3.30%, 8/11/2010 (c)	275	252

Nissan Motor Acceptance Corp					1,258

4.63%, 3/ 8/2010 (b)	270	271

			Food - Retail (0.19%)
		879

			Safeway Inc
Finance - Commercial (0.43%)			6.50%, 11/15/2008 (a)	175	175
CIT Group Inc			4.12%, 3/27/2009 (a)(c)	175	169

3.76%, 4/27/2011 (c)	350	194			344

Textron Financial Canada Funding Corp
5.13%, 11/ 1/2010	650	600	Gas - Distribution (0.13%)

			Sempra Energy
		794

			4.75%, 5/15/2009 (a)	150	148
Finance - Consumer Loans (0.59%)			Southern California Gas Co
HSBC Finance Corp			2.98%, 12/ 1/2009 (c)	100	99

3.09%, 11/16/2009 (c)	475	431			247

3.17%, 9/14/2012 (c)	325	258
			Home Equity - Other (3.46%)
SLM Corp
			Bear Stearns Asset Backed Securities Trust
6.80%, 3/ 2/2009 (c)	475	396

			3.86%, 3/25/2034 (c)	409	330
		1,085

See accompanying notes

339

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Life & Health Insurance (continued)
Bear Stearns Asset Backed Securities Trust			StanCorp Financial Group Inc
(continued)			6.88%, 10/ 1/2012	$ 510 $	506
3.44%, 6/25/2047 (c)	$ 950 $	748	Sun Life Financial Global Funding LP
Countrywide Asset-Backed Certificates			4.46%, 7/ 6/2010 (b)(c)	175	173
6.09%, 6/25/2021 (c)	1,825	662	Unum Group
First NLC Trust			5.86%, 5/15/2009	275	270

3.59%, 5/25/2035 (c)	210	171			2,781

GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (c)	178	166	Machinery - Farm (0.25%)
5.75%, 10/25/2036	950	764	Case New Holland Inc
			6.00%, 6/ 1/2009	475	454
6.05%, 12/25/2037 (c)	635	323
GSAA Trust
			Medical - HMO (0.65%)
6.04%, 7/25/2036	900	782
			Cigna Corp
Indymac Seconds Asset Backed Trust			7.00%, 1/15/2011	375	367
5.77%, 5/25/2036 (c)	1,400	817
			Coventry Health Care Inc
Mastr Asset Backed Securities Trust			6.30%, 8/15/2014	400	281
3.76%, 3/25/2035 (c)	575	404
			5.95%, 3/15/2017	210	136
New Century Home Equity Loan Trust
			UnitedHealth Group Inc
3.55%, 3/25/2035 (c)	5	4
			4.88%, 2/15/2013	445	415

Option One Mortgage Loan Trust
					1,199

3.71%, 3/25/2037 (c)	500	72
Residential Asset Securities Corp			Medical - Wholesale Drug Distribution (0.46%)
4.59%, 8/25/2031 (a)	360	346	Cardinal Health Inc
4.47%, 3/25/2032	625	532	4.32%, 10/ 2/2009 (c)	300	296
3.46%, 5/25/2035 (c)	7	7	5.65%, 6/15/2012	600	547

Specialty Underwriting & Residential Finance					843

3.77%, 2/25/2035 (c)	51	30
			Medical Products (0.32%)
3.49%, 3/25/2036 (c)	49	48
			Angiotech Pharmaceuticals Inc
WAMU Asset-Backed Certificates			6.56%, 12/ 1/2013 (c)	225	137
3.43%, 5/25/2037 (c)	250	183

			Covidien International Finance SA
		6,389	5.45%, 10/15/2012	465	449

Home Equity - Sequential (2.34%)					586

BNC Mortgage Loan Trust			Metal - Diversified (0.03%)
3.43%, 7/25/2037 (c)	726	449
			Xstrata Canada Corp
Countrywide Asset-Backed Certificates			7.25%, 7/15/2012	55	52
5.68%, 6/25/2035	2,000	1,431
5.71%, 11/25/2035 (c)	1,450	368	Metal Processors & Fabrication (0.16%)
5.56%, 4/25/2036	985	538	Timken Co
5.51%, 8/25/2036	565	400	5.75%, 2/15/2010	300	294
5.81%, 11/25/2036	1,199	602
New Century Home Equity Loan Trust			Money Center Banks (0.33%)
4.76%, 11/25/2033	557	530	Deutsche Bank AG/London

		4,318	5.38%, 10/12/2012	630	605

Life & Health Insurance (1.51%)			Mortgage Backed Securities (34.62%)
Lincoln National Corp			ACT Depositors Corp
6.05%, 4/20/2067 (c)	210	97	4.86%, 9/22/2041 (c)(e)	730	219
New York Life Global Funding			Banc of America Alternative Loan Trust
4.65%, 5/ 9/2013 (b)	795	745	3.66%, 6/25/2036 (c)	521	502
Pacific Life Global Funding			Banc of America Commercial Mortgage Inc
3.43%, 6/22/2011 (b)(c)	175	175	6.85%, 4/15/2036	200	195
Prudential Financial Inc			1.02%, 11/10/2038 (c)	13,346	252
5.15%, 1/15/2013	950	815

See accompanying notes		340

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Inc			Credit Suisse Mortgage Capital Certificates
(continued)			(continued)
0.68%, 7/10/2042 (c)	$ 27,428 $	390	5.87%, 9/15/2040	$ 725 $	441
0.06%, 10/10/2045	73,964	215	CS First Boston Mortgage Securities Corp
0.40%, 7/10/2046 (c)	51,130	780	6.38%, 12/16/2035	532	520
Banc of America Mortgage Securities Inc			0.50%, 11/15/2036 (b)(c)	17,156	570
4.08%, 3/25/2034 (c)	505	421	0.24%, 8/15/2038 (b)	44,018	353
4.79%, 5/25/2035 (c)	837	805	Fannie Mae
Bear Stearns Adjustable Rate Mortgage Trust			3.56%, 2/25/2032 (c)	267	264
5.08%, 9/25/2034 (c)	363	285	3.51%, 3/25/2035 (c)	113	110
Bear Stearns Alt-A Trust			Fannie Mae Whole Loan
3.54%, 7/25/2035 (c)	38	15	3.46%, 5/25/2035 (c)	342	321
6.10%, 8/25/2036 (c)	1,134	987	First Union National Bank Commercial
Bear Stearns Commercial Mortgage Securities			Mortgage Securities Inc
7.00%, 5/20/2030	592	584	7.84%, 5/17/2032	143	143
0.47%, 5/11/2039 (b)(c)	2,749	32	5.59%, 2/12/2034	15	15
0.21%, 2/11/2041 (c)	20,811	160	Freddie Mac
			5.13%, 12/15/2013	371	370
4.57%, 7/11/2042	500	460
			5.50%, 1/15/2017	10	10
Bella Vista Mortgage Trust
4.53%, 5/20/2045 (c)	146	97	5.04%, 6/15/2023 (c)	269	262
Chase Commercial Mortgage Securities Corp			4.99%, 7/15/2023 (c)	994	951
7.56%, 10/15/2032	500	472	4.79%, 4/15/2030 (c)	127	124
Chase Mortgage Finance Corp			4.89%, 10/15/2034 (c)	140	137
5.80%, 3/25/2037 (c)	750	262	GE Capital Commercial Mortgage Corp
5.01%, 7/25/2037 (c)	309	282	0.23%, 5/10/2014	62,847	540
Citigroup/Deutsche Bank Commercial			5.99%, 12/10/2035	146	144
Mortgage Trust			0.56%, 3/10/2040 (b)(c)	2,211	28
0.26%, 11/15/2044 (b)	49,865	499	Ginnie Mae
0.43%, 10/15/2048 (c)	36,702	626	1.57%, 10/16/2012 (c)	4,969	164
0.34%, 12/11/2049 (c)	59,665	780	4.51%, 10/16/2028 (c)	531	531
0.38%, 12/11/2049 (b)(c)	21,246	366	3.96%, 6/16/2031	1,745	1,724
Commercial Mortgage Pass Through Certificates			1.08%, 2/16/2047 (c)	14,636	668
1.49%, 6/10/2010 (b)(c)	3,610	77	0.82%, 3/16/2047 (c)	4,277	207
3.25%, 6/10/2038	145	131	GMAC Commercial Mortgage Securities Inc
0.07%, 12/10/2046 (b)(c)	12,835	112	0.79%, 3/10/2038 (b)(c)	1,995	35
Countrywide Alternative Loan Trust			0.37%, 8/10/2038 (b)(c)	58,180	527
4.16%, 7/20/2035 (c)	335	164	GMAC Mortgage Corp Loan Trust
3.67%, 2/25/2036 (c)	448	266	5.25%, 7/25/2034	750	691
6.00%, 5/25/2036	762	547	Greenpoint Mortgage Funding Trust
6.00%, 5/25/2036	140	137	3.53%, 6/25/2045 (c)	149	60
3.54%, 6/25/2036 (c)	1,436	362	3.56%, 6/25/2045 (c)	143	69
3.76%, 9/25/2036 (c)	420	332	3.57%, 10/25/2045 (c)	242	178
4.55%, 5/20/2046 (c)	1,269	510	Greenwich Capital Commercial Funding Corp
Countrywide Asset-Backed Certificates			0.27%, 6/10/2036 (b)(c)	17,553	111
3.54%, 11/25/2035 (c)	117	111	0.11%, 4/10/2037 (b)	148,222	464
3.53%, 1/25/2036 (c)	602	545	0.32%, 3/10/2039 (b)(c)	20,865	314
Countrywide Home Loan Mortgage Pass			0.76%, 8/10/2042 (b)(c)	6,435	104
Through Trust			0.30%, 12/10/2049 (b)(c)	50,235	660
4.49%, 12/25/2033	1,092	1,056
			GS Mortgage Securities Corp II
4.40%, 6/20/2035 (c)	304	293	0.67%, 11/10/2039 (b)	6,090	170
Credit Suisse Mortgage Capital Certificates			GSR Mortgage Loan Trust
0.09%, 12/15/2039	7,607	93	4.77%, 7/25/2035 (c)	567	517

See accompanying notes

341

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Heller Financial Commercial Mortgage Asset			MASTR Asset Securitization Trust
8.11%, 1/17/2034 (c)	$ 1,000 $	1,003	5.25%, 9/25/2033 (c)	$ 363 $	351
8.22%, 1/17/2034 (c)	1,175	1,180	Merrill Lynch Mortgage Trust
Impac CMB Trust			0.17%, 11/12/2035 (b)(c)	33,622	116
4.26%, 10/25/2033 (c)	62	44	0.14%, 7/12/2038	123,254	708
4.02%, 1/25/2035 (c)	347	237	5.80%, 5/12/2039 (c)	1,100	1,031
3.57%, 4/25/2035 (c)	119	51	3.59%, 9/12/2041	73	72
3.69%, 4/25/2035 (c)	99	34	0.25%, 9/12/2042 (c)	59,429	416
3.56%, 8/25/2035 (c)	83	36	Merrill Lynch/Countrywide Commercial
3.77%, 8/25/2035 (c)	72	25	Mortgage Trust
			0.11%, 7/12/2046 (b)(c)	31,864	359
3.80%, 8/25/2035 (c)	112	35
			0.65%, 7/12/2046	48,103	1,284
3.51%, 4/25/2037 (c)	724	438
			0.54%, 8/12/2048 (c)	11,333	301
Indymac Index Mortgage Loan Trust
3.86%, 4/25/2034 (c)	48	37	0.52%, 9/12/2049 (c)	23,421	516
3.49%, 4/25/2035 (c)	134	76	0.12%, 12/12/2049 (b)(c)	16,661	176
3.59%, 4/25/2035 (c)	102	43	0.63%, 12/12/2049 (c)	27,213	656
5.23%, 7/25/2035 (c)	963	308	5.11%, 12/12/2049 (c)	885	798
3.56%, 8/25/2035 (c)	220	126	Morgan Stanley Capital I
			0.94%, 1/13/2041 (b)(c)	25,038	621
3.44%, 1/25/2037 (c)	930	273
			3.49%, 5/24/2043 (b)(c)	750	670
3.50%, 6/25/2037 (c)	785	478
			0.06%, 12/15/2043 (b)(c)	12,626	122
JP Morgan Chase Commercial Mortgage
Securities Corp			3.64%, 8/25/2046 (c)(e)	725	181
0.45%, 10/12/2035 (b)(c)	10,763	300	4.88%, 12/20/2046 (b)(c)	225	29
6.04%, 11/15/2035	952	935	Morgan Stanley Dean Witter Capital I
7.20%, 11/15/2035 (b)(c)	350	337	6.54%, 2/15/2031	53	52
0.54%, 10/12/2037 (b)(c)	3,820	126	Nationslink Funding Corp
3.48%, 6/12/2041	212	208	7.20%, 6/20/2031 (a)(c)	29	29
5.30%, 5/15/2047 (c)	1,400	1,237	New Century Alternative Mortgage Loan Trust
			5.91%, 7/25/2036 (c)	1,275	1,168
5.31%, 1/15/2049	625	556
			Residential Accredit Loans Inc
0.33%, 2/12/2051 (c)	55,992	686	6.00%, 11/25/2032	730	691
JP Morgan Mortgage Trust			5.78%, 12/25/2035 (c)	129	112
3.81%, 5/25/2034	441	406
			3.41%, 2/25/2047 (c)	1,470	780
5.11%, 6/25/2035 (c)	389	357
			Residential Funding Mortgage Securities I
5.30%, 7/25/2035	935	804	5.26%, 11/25/2035 (c)	492	465
5.82%, 6/25/2036 (c)	400	252	5.67%, 2/25/2036 (c)	281	214
5.80%, 1/25/2037 (c)	259	231	3.86%, 7/25/2036 (c)	501	473
5.70%, 4/25/2037 (c)	555	383	Sequoia Mortgage Trust
LB-UBS Commercial Mortgage Trust			4.51%, 2/20/2035 (c)	46	35
6.06%, 6/15/2020	119	117	Structured Adjustable Rate Mortgage Loan Trust
4.90%, 6/15/2026	65	65	4.66%, 7/25/2034 (c)	870	810
3.09%, 5/15/2027	11	11	3.96%, 8/25/2034 (c)	312	135
4.19%, 8/15/2029	220	215	3.51%, 3/25/2035 (c)	6	5
3.63%, 10/15/2029 (a)	340	334	5.25%, 12/25/2035	88	61
4.44%, 12/15/2029 (c)	1,000	936	3.45%, 7/25/2037 (c)	637	345
0.52%, 7/15/2035 (b)(c)	4,094	116	Structured Asset Mortgage Investments Inc
0.63%, 10/15/2035 (b)(c)	9,491	317	3.56%, 5/25/2045 (c)	149	78
1.05%, 3/15/2036 (b)(c)	1,288	28	3.57%, 9/25/2045 (c)	131	79
0.65%, 8/15/2036 (b)(c)	2,073	21	Structured Asset Securities Corp
0.49%, 2/15/2040 (c)	6,102	134	5.50%, 6/25/2036 (c)	1,450	773
			Thornburg Mortgage Securities Trust
			3.61%, 12/25/2033 (c)	607	583

See accompanying notes

342

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Office Furnishings - Original (0.11%)
Wachovia Bank Commercial Mortgage Trust			Steelcase Inc
0.17%, 1/15/2041 (b)(c)	$ 16,406 $	72	6.50%, 8/15/2011	$ 195 $	204
0.33%, 4/15/2042 (b)(c)	77,097	720
5.25%, 12/15/2043	1,175	1,020	Oil - Field Services (0.32%)
4.52%, 5/15/2044	755	710	Weatherford International Inc
			6.63%, 11/15/2011	250	254
6.05%, 2/15/2051 (c)	1,100	984
			5.95%, 6/15/2012	375	337

WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	342	323			591

WaMu Mortgage Pass Through Certificates			Oil Company - Exploration & Production (0.72%)
5.76%, 3/25/2033 (c)	111	108	Canadian Natural Resources Ltd
4.83%, 9/25/2035 (c)	649	578	5.15%, 2/ 1/2013	650	588
5.69%, 6/25/2037 (c)	970	676	Devon OEI Operating Inc
4.23%, 7/25/2044 (c)	94	88	7.25%, 10/ 1/2011	475	476
3.66%, 1/25/2045 (c)	1,637	891	Nexen Inc
3.49%, 4/25/2045 (c)	18	11	5.05%, 11/20/2013	292	260

3.53%, 4/25/2045 (c)	81	42			1,324

3.55%, 7/25/2045 (c)	151	93	Oil Company - Integrated (0.20%)
3.51%, 11/25/2045 (c)	92	85	Husky Energy Inc
Washington Mutual Alternative Mortgage			6.25%, 6/15/2012	400	376
Pass-Through Certificates
3.54%, 6/25/2046 (c)	650	132	Oil Refining & Marketing (0.14%)
3.44%, 1/25/2047 (c)	618	225	Valero Energy Corp
Wells Fargo Mortgage Backed Securities Trust			6.88%, 4/15/2012	275	265
4.21%, 6/25/2035 (a)(c)	775	753
5.24%, 4/25/2036 (c)	980	570	Pharmacy Services (0.34%)

		63,831	Medco Health Solutions Inc

			7.25%, 8/15/2013	650	622
Multi-Line Insurance (0.39%)
CNA Financial Corp			Pipelines (1.20%)
6.60%, 12/15/2008	549	547	Enbridge Energy Partners LP
6.00%, 8/15/2011	150	139	4.00%, 1/15/2009	200	199
Genworth Financial Inc			Enbridge Inc
6.15%, 11/15/2066 (c)	185	43	5.80%, 6/15/2014	600	525

		729	NGPL PipeCo LLC

			6.51%, 12/15/2012 (b)	650	605
Multimedia (0.27%)
			ONEOK Partners LP
Viacom Inc
			5.90%, 4/ 1/2012	255	236
3.17%, 6/16/2009 (c)	520	492
			Rockies Express Pipeline LLC
			5.10%, 8/20/2009 (b)(c)	280	280
Mutual Insurance (0.23%)
			TEPPCO Partners LP
Health Care Service Corp
			7.63%, 2/15/2012	375	364

7.75%, 6/15/2011 (b)	400	421
					2,209

Non-Hazardous Waste Disposal (0.30%)			Property Trust (0.24%)
Oakmont Asset Trust			WEA Finance LLC / WCI Finance LLC
4.51%, 12/22/2008 (b)	550	551	5.40%, 10/ 1/2012 (b)	500	436

Office Automation & Equipment (0.30%)			Quarrying (0.27%)
Xerox Corp			Vulcan Materials Co
3.63%, 12/18/2009 (c)	350	320	4.07%, 12/15/2010 (c)	500	496
5.50%, 5/15/2012	295	229

		549

See accompanying notes

343

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Real Estate Management & Services (0.14%)			REITS - Mortgage (0.35%)
AMB Property LP			iStar Financial Inc
6.30%, 6/ 1/2013	$ 265 $	257	3.16%, 9/15/2009 (c)	$ 275 $	155
			3.16%, 3/ 9/2010 (c)	350	196
Real Estate Operator & Developer (0.67%)			6.00%, 12/15/2010	500	223
Duke Realty LP			5.65%, 9/15/2011	200	80

5.63%, 8/15/2011	180	157
					654

ERP Operating LP
5.50%, 10/ 1/2012	575	486	REITS - Office Property (0.55%)
Regency Centers LP			Brandywine Operating Partnership LP
8.45%, 9/ 1/2010	575	584	5.63%, 12/15/2010	605	526

		1,227	HRPT Properties Trust

			3.42%, 3/16/2011 (c)	188	171
Regional Banks (1.51%)
			6.95%, 4/ 1/2012	350	312

BAC Capital Trust XIII
					1,009

3.22%, 3/15/2043 (c)	435	157
BAC Capital Trust XIV			REITS - Regional Malls (0.25%)
5.63%, 3/15/2043 (c)	550	259	Simon Property Group LP
Capital One Financial Corp			3.75%, 1/30/2009 (a)	225	222
5.70%, 9/15/2011	300	264	4.60%, 6/15/2010	65	60
First Union Institutional Capital I			5.60%, 9/ 1/2011	200	178

8.04%, 12/ 1/2026	550	411			460

Fleet Capital Trust II
7.92%, 12/11/2026	525	405	REITS - Shopping Centers (0.51%)
NB Capital Trust II			Developers Diversified Realty Corp
7.83%, 12/15/2026	375	289	3.88%, 1/30/2009	510	503
SunTrust Preferred Capital I			5.38%, 10/15/2012	150	112
5.85%, 12/31/2049 (c)	365	201	Federal Realty Investment Trust
Wachovia Corp			6.00%, 7/15/2012	350	322

5.35%, 3/15/2011	600	556			937

2.96%, 3/ 1/2012 (c)	275	241	REITS - Warehouse & Industrial (0.49%)

		2,783	Prologis

REITS - Apartments (0.19%)			3.06%, 8/24/2009 (c)	250	243
Camden Property Trust			5.25%, 11/15/2010	400	261
4.38%, 1/15/2010	200	185	5.50%, 3/ 1/2013	625	405

UDR Inc					909

5.50%, 4/ 1/2014	200	160

			Rental - Auto & Equipment (0.42%)
		345

			Erac USA Finance Co
REITS - Diversified (0.45%)			3.71%, 4/30/2009 (a)(b)(c)	400	370
Duke Realty LP			5.80%, 10/15/2012 (b)	515	403

6.80%, 2/12/2009 (a)	450	440			773

Liberty Property LP
			Retail - Drug Store (0.22%)
7.75%, 4/15/2009	385	382

			CVS/Caremark Corp
		822

			3.11%, 6/ 1/2010 (c)	450	407
REITS - Healthcare (0.40%)
HCP Inc			Retail - Regional Department Store (0.15%)
5.65%, 12/15/2013	125	106	Macys Retail Holdings Inc
Nationwide Health Properties Inc			4.80%, 7/15/2009	300	284
6.50%, 7/15/2011	400	361
6.25%, 2/ 1/2013	325	263	Rubber - Tires (0.10%)

		730	Goodyear Tire & Rubber Co/The

			6.68%, 12/ 1/2009 (c)	200	183

See accompanying notes

344

Schedule of Investments
Short-Term Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Sovereign (0.14%)			Tools - Hand Held (0.31%)
Mexico Government International Bond			Snap-On Inc
8.38%, 1/14/2011	$ 250 $	264	4.95%, 1/12/2010 (c)	$ 575 $	568

Special Purpose Banks (0.19%)			Transport - Rail (0.17%)
Korea Development Bank			CSX Corp
4.35%, 4/ 3/2010 (c)	365	352	4.88%, 11/ 1/2009	335	319

			TOTAL BONDS	$ 155,749

Special Purpose Entity (0.61%)
BAE Systems Holdings Inc			SENIOR FLOATING RATE INTERESTS (0.83%)
4.75%, 8/15/2010 (b)	500	498	Aerospace & Defense Equipment (0.07%)
Genworth Global Funding Trusts			Sequa Corp, Term Loan B
5.20%, 10/ 8/2010	375	265	6.44%, 12/ 7/2014 (c)	179	131
USB Realty Corp
6.09%, 12/22/2049 (b)(c)	330	155	Cellular Telecommunications (0.15%)
Williams Cos Inc Credit Linked Certificate			Alltel Holdings Corp, Term Loan B
Trust/The			6.25%, 5/31/2015 (c)	297	282
6.05%, 5/ 1/2009 (b)(c)	200	199

		1,117	Money Center Banks (0.09%)

			Allied Waste North America Inc, LOC A
Steel - Producers (0.49%)			3.86%, 3/28/2014 (c)	177	168
Ispat Inland ULC
9.75%, 4/ 1/2014	600	588	Non-Hazardous Waste Disposal (0.13%)
United States Steel Corp			Allied Waste North America Inc, Term Loan B
5.65%, 6/ 1/2013	400	316	3.13%, 3/28/2014 (c)	247	235

		904

Publishing - Periodicals (0.11%)

Telephone - Integrated (1.69%)

			Dex Media East LLC, Term Loan B
British Telecommunications PLC
			5.04%, 10/17/2014 (c)	415	209
5.15%, 1/15/2013	750	689

Koninklijke KPN NV			Retail - Building Products (0.20%)
8.00%, 10/ 1/2010	475	455
			HD Supply Inc, Term Loan B
Telecom Italia Capital SA			4.37%, 8/30/2012 (c)	475	356
4.00%, 11/15/2008 (a)	320	320
5.11%, 7/18/2011 (c)	240	190	Satellite Telecommunications (0.08%)
Telefonica Emisiones SAU			Telesat Canada Inc, Term Loan B
5.86%, 2/ 4/2013 (f)	575	523	6.36%, 9/ 1/2014 (c)	183	139
Telefonos de Mexico SAB de CV			Telesat Canada Inc, Term Loan DD
4.50%, 11/19/2008 (a)	325	325	6.59%, 10/31/2014 (c)	16	12

Verizon California Inc					151
6.70%, 9/ 1/2009	615	613

		3,115	TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,532

Television (0.32%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
British Sky Broadcasting Group PLC			OBLIGATIONS (17.10%)
			Federal Home Loan Mortgage Corporation
6.88%, 2/23/2009	400	394
			(FHLMC) (2.34%)
Univision Communications Inc			5.50%, 12/ 1/2008	11	11
7.85%, 7/15/2011	325	205

			5.50%, 2/ 1/2009	27	27
		599

			5.50%, 3/ 1/2009	13	13
Tobacco (0.37%)			5.50%, 4/ 1/2009	31	31
Reynolds American Inc			6.50%, 4/ 1/2009	4	4
6.50%, 7/15/2010	400	399	5.00%, 9/ 1/2009	43	43
3.52%, 6/15/2011 (c)	350	291	4.50%, 11/ 1/2009	79	80

		690	4.50%, 12/ 1/2009	200	202

			4.50%, 4/ 1/2010	127	128

See accompanying notes

345

Schedule of Investments Short-Term Bond Fund October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			U.S. Treasury (continued)
(FHLMC) (continued)			4.75%, 2/15/2010	$ 3,000 $	3,123
4.50%, 9/ 1/2010	$ 220 $	223
			3.88%, 5/15/2010 (d)	1,000	1,038
4.50%, 2/ 1/2011	93	94
			2.63%, 5/31/2010 (d)	1,500	1,527
4.50%, 4/ 1/2011	111	113
			4.50%, 11/15/2010 (d)	500	531
4.50%, 7/ 1/2011	124	126
			4.50%, 4/30/2012 (d)	2,700	2,924
4.50%, 11/ 1/2011	550	557
			4.38%, 8/15/2012 (d)	1,350	1,464

6.50%, 4/ 1/2015	6	6
					20,752
6.50%, 12/ 1/2015	23	24

7.00%, 12/ 1/2022	157	162	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS		$ 31,522

7.50%, 12/ 1/2029	4	4
5.96%, 12/ 1/2034 (c)	209	214	SHORT TERM INVESTMENTS (2.76%)
4.55%, 1/ 1/2035 (c)	317	314	Commercial Paper (2.76%)
5.51%, 6/ 1/2035 (c)	1,141	1,158	Investment in Joint Trading Account; HSBC
			Funding
4.89%, 9/ 1/2035 (c)	386	385	0.25%, 11/ 3/2008	$ 2,548 $	2,548
4.97%, 9/ 1/2035 (c)	385	387	Investment in Joint Trading Account;

		4,306	Prudential Funding

			0.30%, 11/ 3/2008	2,548	2,548

Federal National Mortgage Association (FNMA) (3.51%)
					5,096
5.50%, 2/ 1/2009	68	68

5.50%, 5/ 1/2009	4	4	TOTAL SHORT TERM INVESTMENTS		$ 5,096

5.50%, 10/ 1/2009	51	51
			REPURCHASE AGREEMENTS (2.41%)
4.50%, 12/ 1/2009	17	17
			Money Center Banks (2.41%)
4.50%, 3/ 1/2010	93	93	BNP Paribas Securities Corporation
4.00%, 5/ 1/2010	407	406	Repurchase Agreement; 0.20% dated
4.50%, 5/ 1/2010	58	59	10/31/08 maturing 11/03/08 (collateralized
4.00%, 6/ 1/2010	175	175	by U.S. Government Agency Issues;
			$4,486,000; 0.00% - 6.25%; dated
4.00%, 7/ 1/2010	261	260	12/23/08 - 07/13/37) (a)	$ 4,450$	4,450

4.00%, 8/ 1/2010	138	137
			TOTAL REPURCHASE AGREEMENTS		$ 4,450

4.50%, 8/ 1/2011	302	304
			Total Investments		$ 198,349
8.50%, 5/ 1/2022	36	39
			Liabilities in Excess of Other Assets, Net - (7.57)%		(13,957)
8.00%, 5/ 1/2027	6	6

6.00%, 7/ 1/2028	77	78	TOTAL NET ASSETS - 100.00%		$ 184,392

7.50%, 10/ 1/2029	18	19
6.35%, 12/ 1/2032 (c)	182	183
			(a)	Security was purchased with the cash proceeds from securities loans.
4.31%, 7/ 1/2034 (c)	486	489
			(b)	Security exempt from registration under Rule 144A of the Securities Act
5.03%, 7/ 1/2034 (c)	177	177		of 1933. These securities may be resold in transactions exempt from
4.26%, 8/ 1/2034 (c)	300	300		registration, normally to qualified institutional buyers. Unless otherwise
4.30%, 9/ 1/2034 (c)	372	378		indicated, these securities are not considered illiquid. At the end of the
				period, the value of these securities totaled $18,348 or 9.95% of net
4.50%, 1/ 1/2035 (c)	438	440	assets.
6.28%, 1/ 1/2035 (c)	84	86	(c)	Variable Rate. Rate shown is in effect at October 31, 2008.
5.80%, 2/ 1/2035 (c)	70	70	(d)	Security or a portion of the security was on loan at the end of the period.
4.58%, 4/ 1/2035 (c)	623	621	(e)	Market value is determined in accordance with procedures established in
5.11%, 6/ 1/2035 (c)	88	90		good faith by the Board of Directors. At the end of the period, the value
4.86%, 10/ 1/2035 (c)	1,342	1,352		of these securities totaled $400 or 0.22% of net assets.
			(f)	Security purchased on a when-issued basis.
5.00%, 2/ 1/2037 (c)	550	562

		6,464

U.S. Treasury (11.25%)
3.00%, 2/15/2009 (d)	6,000	6,037
4.88%, 8/15/2009 (d)	4,000	4,108

See accompanying notes

346

Schedule of Investments Short-Term Bond Fund October 31, 2008

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 901
Unrealized Depreciation	(36,624)

Net Unrealized Appreciation (Depreciation)	(35,723)
Cost for federal income tax purposes	234,072
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	40.49%
Financial	21.73%
Asset Backed Securities	13.90%
Government	11.40%
Consumer, Non-cyclical	4.53%
Communications	3.82%
Industrial	2.90%
Energy	2.58%
Utilities	2.44%
Consumer, Cyclical	1.55%
Basic Materials	1.14%
Technology	0.96%
Diversified	0.13%
Liabilities in Excess of Other Assets, Net	(7.57%)

TOTAL NET ASSETS	100.00%

See accompanying notes

347

Schedule of Investments
Short-Term Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (96.88%)			BONDS (continued)
Aerospace & Defense Equipment (0.66%)			Finance - Commercial (0.78%)
United Technologies Corp			Caterpillar Financial Services Corp
4.38%, 5/ 1/2010	$ 2,000 $	1,976	4.85%, 12/ 7/2012	$ 2,500 $	2,322

Agricultural Operations (2.51%)			Finance - Consumer Loans (3.84%)
Cargill Inc			John Deere Capital Corp
5.20%, 1/22/2013 (a)	8,250	7,499	4.95%, 12/17/2012	8,250	7,646
			SLM Corp
Asset Backed Securities (0.17%)			4.00%, 1/15/2009	4,000	3,812

Atlantic City Electric Transition Funding LLC					11,458

2.89%, 7/20/2011	520	517
			Finance - Leasing Company (0.88%)
Chemicals - Diversified (2.68%)			International Lease Finance Corp
EI Du Pont de Nemours & Co			6.38%, 3/25/2013	4,000	2,616
5.00%, 7/15/2013	2,500	2,387
			Finance - Mortgage Loan/Banker (6.87%)
PPG Industries Inc
5.75%, 3/15/2013	6,000	5,600	Federal Home Loan Banks

			5.25%, 8/ 5/2009	10,500	10,688
		7,987

			Freddie Mac
Commercial Services - Finance (1.63%)			4.75%, 11/ 3/2009	4,500	4,576
Western Union Co/The			5.25%, 7/18/2011	5,000	5,254

5.40%, 11/17/2011	5,000	4,863			20,518

Consumer Products - Miscellaneous (1.31%)			Food - Miscellaneous/Diversified (0.45%)
Clorox Co			Kellogg Co
5.00%, 3/ 1/2013	4,250	3,897	5.13%, 12/ 3/2012	1,400	1,336

Diversified Banking Institutions (0.77%)			Gas - Distribution (0.55%)
Citigroup Inc			Sempra Energy
5.50%, 8/27/2012	2,500	2,313	4.75%, 5/15/2009	1,650	1,627

Diversified Financial Services (1.60%)			Industrial Gases (0.53%)
General Electric Capital Corp			Air Products & Chemicals Inc
5.72%, 8/22/2011	5,000	4,785	4.15%, 2/ 1/2013	1,750	1,583

Diversified Manufacturing Operations (0.77%)			Medical - Biomedical/Gene (1.56%)
Honeywell International Inc			Amgen Inc
4.25%, 3/ 1/2013	2,500	2,298	4.00%, 11/18/2009	4,725	4,654

Electric - Integrated (3.22%)			Medical - HMO (1.33%)
Pacific Gas & Electric Co			UnitedHealth Group Inc
3.60%, 3/ 1/2009	1,650	1,635	4.88%, 2/15/2013	4,250	3,965
Texas-New Mexico Power Co
6.25%, 1/15/2009	2,750	2,741	Mortgage Backed Securities (33.84%)
Virginia Electric and Power Co			Banc of America Funding Corp
5.10%, 11/30/2012	5,750	5,242	5.00%, 6/25/2035 (b)	5,000	4,776

		9,618	5.75%, 3/25/2036	4,458	4,133

			Banc of America Mortgage Securities Inc
Federal & Federally Sponsored Credit (4.03%)			4.75%, 8/25/2033	4,000	3,909
Federal Farm Credit Bank			Bear Stearns Commercial Mortgage Securities
3.45%, 1/11/2010	12,000	12,036	Inc
			5.82%, 5/14/2016 (a)	5,500	5,571
Finance (0.03%)			Chase Mortgage Finance Corp
Green Tree Financial Corp			5.50%, 5/25/2035	2,878	2,840
7.70%, 9/15/2026	120	85

See accompanying notes

348

Schedule of Investments
Short-Term Income Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Real Estate Operator & Developer (continued)
Countrywide Home Loan Mortgage Pass			ERP Operating LP
Through Trust			5.50%, 10/ 1/2012	$ 4,000 $	3,381

5.50%, 10/25/2035	$ 7,496 $	7,478			6,558

CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	1,489	1,373	Regional Banks (1.31%)
Fannie Mae			Wells Fargo & Co
6.00%, 2/25/2031	10,000	10,154	4.38%, 1/31/2013	4,250	3,924
5.00%, 11/25/2035	2,789	2,772
			REITS - Healthcare (1.51%)
Freddie Mac
			Nationwide Health Properties Inc
5.50%, 4/15/2027	8,353	8,483
			6.50%, 7/15/2011	5,000	4,517
4.25%, 6/15/2027	135	135
5.50%, 10/15/2027	7,048	7,160	REITS - Single Tenant (1.33%)
6.00%, 9/15/2029	8,097	8,271	CPG Partners LP
4.50%, 5/15/2030	5,000	4,960	3.50%, 3/15/2009	4,000	3,958
6.00%, 6/15/2030	213	214
4.50%, 5/15/2032	1,026	1,013	Retail - Discount (0.15%)
Ginnie Mae			Target Corp
4.50%, 8/20/2032	1,322	1,301	5.13%, 1/15/2013	500	457
GSR Mortgage Loan Trust
6.00%, 2/25/2035	2,272	2,176	Retail - Drug Store (0.48%)
6.00%, 6/25/2036	3,662	3,583	CVS/Caremark Corp
			4.00%, 9/15/2009	1,500	1,446
Lehman Mortgage Trust
5.75%, 4/25/2036	8,141	7,940
			Savings & Loans - Thrifts (0.00%)
Residential Asset Securitization Trust
			Washington Mutual Bank/Henderson NV
6.00%, 5/25/2036	3,995	2,865
			0.00%, 1/15/2013 (c)	1,200	6
Residential Funding Mortgage Securities I
5.50%, 9/25/2036	4,900	4,556
			Steel - Producers (2.70%)
Structured Asset Securities Corp			Nucor Corp
5.50%, 12/25/2033	5,398	5,356	5.00%, 12/ 1/2012	8,300	8,073

		101,019

Multimedia (1.36%)			Telephone - Integrated (3.56%)
Walt Disney Co/The			AT&T Inc
4.70%, 12/ 1/2012	4,250	4,065	4.95%, 1/15/2013	4,250	3,935
			Koninklijke KPN NV
Networking Products (1.42%)			8.00%, 10/ 1/2010	7,000	6,703

Cisco Systems Inc					10,638

5.25%, 2/22/2011	4,250	4,254
			Textile - Home Furnishings (1.64%)
			Mohawk Industries Inc
Oil Company - Exploration & Production (2.90%)
			7.20%, 4/15/2012	4,750	4,911
Apache Corp
6.25%, 4/15/2012	8,750	8,645
			Transport - Rail (0.71%)
			Canadian National Railway Co
Property & Casualty Insurance (1.51%)
			4.25%, 8/ 1/2009	2,150	2,134
Fidelity National Financial Inc
7.30%, 8/15/2011	4,250	4,511
			Transport - Services (1.39%)
			United Parcel Service Inc
Quarrying (1.41%)
			4.50%, 1/15/2013	4,250	4,140
Vulcan Materials Co
5.60%, 11/30/2012	4,250	4,195
			Water (1.29%)
			Veolia Environnement
Real Estate Operator & Developer (2.20%)
			5.25%, 6/ 3/2013	4,250	3,844

Duke Realty LP
6.25%, 5/15/2013	4,000	3,177	TOTAL BONDS	$ 289,248

See accompanying notes

349

Schedule of Investments
Short-Term Income Fund
October 31, 2008

	Principal		Principal
	Amount	Value	Amount		Value
	(000's)	(000's)	(000's)		(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (continued)
OBLIGATIONS (0.79%)			Money Center Banks (continued)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account;
(FHLMC) (0.24%)			Morgan Stanley Repurchase Agreement;
9.50%, 8/ 1/2016	$ 10 $	11	0.15%; dated 10/31/2008 maturing
6.00%, 4/ 1/2017	228	229	11/03/2008 (collateralized by Sovereign
6.00%, 5/ 1/2017	427	432	Agency Issues; $782,000; 2.63% - 4.63%;
5.42%, 11/ 1/2021 (b)	32	33	dated 09/09/09 - 06/12/15)	$ 759$	759

		705			1,519

Federal National Mortgage Association (FNMA) (0.16%)			TOTAL REPURCHASE AGREEMENTS		$ 1,519

6.50%, 1/ 1/2012	98	100	Total Investments		$ 293,129
6.50%, 1/ 1/2014	106	109	Other Assets in Excess of Liabilities, Net - 1.82%		5,432

8.50%, 11/ 1/2017	18	20	TOTAL NET ASSETS - 100.00%		$ 298,561

5.97%, 1/ 1/2019 (b)	10	10
5.61%, 4/ 1/2019 (b)	8	8
10.00%, 5/ 1/2022	12	14	(a)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
5.05%, 11/ 1/2022 (b)	3	4
			registration, normally to qualified institutional buyers. Unless otherwise
6.35%, 11/ 1/2032 (b)	180	181	indicated, these securities are not considered illiquid. At the end of the
4.96%, 11/ 1/2035 (b)	31	31	period, the value of these securities totaled $13,070 or 4.38% of net

		477	assets.

			(b) Variable Rate. Rate shown is in effect at October 31, 2008.
Government National Mortgage Association			(c) Non-Income Producing Security
(GNMA) (0.05%)
			(d)	Security or a portion of the security was pledged to cover margin
8.00%, 3/15/2012	3	3
			requirements for futures contracts. At the end of the period, the value of
11.00%, 10/15/2015	21	24	these securities totaled $361 or 0.12% of net assets.
11.00%, 11/15/2015	3	4
11.00%, 11/15/2015	41	47	Unrealized Appreciation (Depreciation)
10.00%, 1/15/2019	60	69	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
10.00%, 2/15/2019	1	1
11.00%, 8/15/2020	9	11
			Unrealized Appreciation		$ 772
9.00%, 4/20/2025	3	4

			Unrealized Depreciation		(14,725)

		163

			Net Unrealized Appreciation (Depreciation)		(13,953)
U.S. Treasury (0.34%)			Cost for federal income tax purposes		307,082
3.13%, 11/30/2009 (d)	1,000	1,017	All dollar amounts are shown in thousands (000's)

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 2,362		Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS (0.51%)			Sector		Percent

Money Center Banks (0.51%)			Mortgage Securities		34.29%
Investment in Joint Trading Account; Bank			Financial		16.24%
of America Repurchase Agreement;			Government		11.24%
0.15%; dated 10/31/2008 maturing			Consumer, Non-cyclical		8.78%
11/03/2008 (collateralized by Sovereign			Basic Materials		7.32%
			Communications		6.35%
Agency Issues; $782,000; 2.75% - 5.38%;
			Utilities		5.05%
dated 11/28/08 - 02/13/17)	$ 759$	760
			Industrial		3.53%
			Energy		2.90%
			Consumer, Cyclical		2.28%
			Asset Backed Securities		0.20%
			Other Assets in Excess of Liabilities, Net		1.82%

			TOTAL NET ASSETS		100.00%

			Other Assets Summary (unaudited)

			Asset Type		Percent

			Futures		7.59%

See accompanying notes

350

Schedule of Investments
Short-Term Income Fund
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; December 2008	Sell	200	$ 22,378	$ 22,652	$ (274)
All dollar amounts are shown in thousands (000's)

See accompanying notes

351

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.11%)			COMMON STOCKS (continued)
Advertising Services (0.09%)			Chemicals - Specialty (continued)
inVentiv Health Inc (a)	18,890 $	179	OM Group Inc (a)	44,986 $	960
			Sensient Technologies Corp	20,710	523
Aerospace & Defense (1.33%)			Terra Industries Inc	11,162	245

Esterline Technologies Corp (a)	33,069	1,192			1,937

Teledyne Technologies Inc (a)	7,557	344
			Circuit Boards (0.12%)
TransDigm Group Inc (a)	34,397	1,037

			TTM Technologies Inc (a)	31,360	225
		2,573

Aerospace & Defense Equipment (1.64%)			Commercial Banks (7.81%)
AAR Corp (a)	36,130	578	Banco Latinoamericano de Exportaciones SA	24,420	260
BE Aerospace Inc (a)	66,005	849	Bank of Hawaii Corp	38,392	1,947
Moog Inc (a)	16,790	590	Bank of the Ozarks Inc	31,890	969
Triumph Group Inc	26,400	1,158	City Bank/Lynnwood WA	35,190	363

		3,175	City Holding Co	18,973	794

			Community Bank System Inc	21,730	542
Alternative Waste Tech (0.18%)
Calgon Carbon Corp (a)	26,560	354	Cullen/Frost Bankers Inc	29,622	1,658
			CVB Financial Corp	26,370	334
Apparel Manufacturers (0.36%)			Green Bankshares Inc	19,466	384
G-III Apparel Group Ltd (a)	22,650	313	IBERIABANK Corp	12,428	633
True Religion Apparel Inc (a)	22,430	376	MainSource Financial Group Inc	15,450	276

		689	National Penn Bancshares Inc	57,990	982

			NBT Bancorp Inc	28,090	783
Applications Software (1.30%)
			Oriental Financial Group Inc	28,430	462
Progress Software Corp (a)	41,020	941
			Pacific Capital Bancorp NA	10,343	203
Quest Software Inc (a)	88,490	1,172
			Pinnacle Financial Partners Inc (a)	15,341	449
Verint Systems Inc (a)	38,328	393

			Prosperity Bancshares Inc	28,307	940
		2,506

			Renasant Corp	8,550	179
Auto/Truck Parts & Equipment - Original (0.19%)			S&T Bancorp Inc	24,440	833
Titan International Inc	31,080	359	SVB Financial Group (a)	26,467	1,362
			Tompkins Financial Corp	10,770	528
Auto/Truck Parts & Equipment - Replacement (0.35%)
			Vineyard National Bancorp - Warrants (a)(b)	2,369	-
ATC Technology Corp/IL (a)	30,905	678	(c)(d)
			Webster Financial Corp	10,960	203

Batteries & Battery Systems (0.46%)
					15,084

EnerSys (a)	67,660	894
			Commercial Services (0.61%)
Beverages - Wine & Spirits (0.36%)			Arbitron Inc	9,490	309
Central European Distribution Corp (a)	24,357	701	Steiner Leisure Ltd (a)	20,640	535
			TeleTech Holdings Inc (a)	36,230	327

Building & Construction - Miscellaneous (0.19%)
					1,171

Layne Christensen Co (a)	13,980	367
			Commercial Services - Finance (0.85%)
Casino Services (0.35%)			CBIZ Inc (a)	69,700	565
Bally Technologies Inc (a)	30,680	680	Morningstar Inc (a)	13,641	511
			Wright Express Corp (a)	41,815	572

Chemicals - Diversified (0.25%)					1,648

Innospec Inc	23,410	205
			Computer Aided Design (0.71%)
Rockwood Holdings Inc (a)	22,820	282

			Ansys Inc (a)	21,000	601
		487

			Aspen Technology Inc (a)	97,796	766

Chemicals - Specialty (1.00%)					1,367

ICO Inc (a)	46,690	209

See accompanying notes

352

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (0.95%)			Diversified Manufacturing Operations (1.39%)
CACI International Inc (a)	12,000 $	494	AZZ Inc (a)	3,790 $	111
Ciber Inc (a)	141,620	765	Barnes Group Inc	40,330	585
Ness Technologies Inc (a)	37,840	280	EnPro Industries Inc (a)	25,260	561
Syntel Inc	11,940	297	ESCO Technologies Inc (a)	11,340	391

		1,836	Koppers Holdings Inc	43,773	1,041

					2,689

Computer Software (0.53%)
Double-Take Software Inc (a)	35,640	264	Diversified Operations (0.20%)
Omniture Inc (a)	65,340	751	Compass Diversified Holdings	31,580	385

		1,015

			Electric - Integrated (2.12%)
Computers - Integrated Systems (0.29%)
			Avista Corp	64,260	1,276
MTS Systems Corp	12,120	394
			Empire District Electric Co/The	44,760	860
Radiant Systems Inc (a)	31,750	167

			NorthWestern Corp	13,250	259
		561

			Portland General Electric Co	37,758	775
Consulting Services (2.34%)			Westar Energy Inc	47,300	922

FTI Consulting Inc (a)	24,383	1,420			4,092

Gartner Inc (a)	85,110	1,566
			Electric Products - Miscellaneous (0.41%)
Huron Consulting Group Inc (a)	19,502	1,061
			GrafTech International Ltd (a)	97,634	792
Navigant Consulting Inc (a)	28,760	465

		4,512	Electronic Components - Miscellaneous (0.60%)

Consumer Products - Miscellaneous (0.87%)			Plexus Corp (a)	61,650	1,150
Jarden Corp (a)	32,140	572
			Electronic Components - Semiconductors (1.16%)
Tupperware Brands Corp	43,610	1,103

			Mellanox Technologies Ltd (a)	25,240	196
		1,675

			ON Semiconductor Corp (a)	175,750	898
Containers - Paper & Plastic (0.74%)			PMC - Sierra Inc (a)	106,260	497
Rock-Tenn Co	47,190	1,435	Silicon Laboratories Inc (a)	18,630	484
			Zoran Corp (a)	19,800	161

Cosmetics & Toiletries (0.80%)
					2,236

Chattem Inc (a)	20,318	1,537
			Electronic Measurement Instruments (0.56%)
Data Processing & Management (0.21%)			Analogic Corp	24,320	1,074
Commvault Systems Inc (a)	37,183	398
			E-Marketing & Information (0.20%)
Diagnostic Equipment (0.97%)			comScore Inc (a)	31,150	380
Cepheid Inc (a)	26,300	312
Immucor Inc (a)	58,403	1,551	Engineering - Research & Development Services (0.75%)

		1,863	EMCOR Group Inc (a)	81,883	1,455

Diagnostic Kits (0.58%)			Enterprise Software & Services (1.99%)
Meridian Bioscience Inc	45,741	1,124	Informatica Corp (a)	86,250	1,212
			JDA Software Group Inc (a)	70,270	1,003
Disposable Medical Products (0.40%)
			Omnicell Inc (a)	46,260	508
Merit Medical Systems Inc (a)	42,150	771
			SYNNEX Corp (a)	54,040	834
Distribution & Wholesale (1.41%)			Taleo Corp (a)	21,190	292

Fossil Inc (a)	51,840	941			3,849

Houston Wire & Cable Co	17,890	206	Entertainment Software (0.20%)
Tech Data Corp (a)	24,170	518	Take-Two Interactive Software Inc (a)	32,570	386
United Stationers Inc (a)	28,177	1,054

		2,719

See accompanying notes

353

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Environmental Consulting & Engineering (0.28%)			Internet Brokers (0.46%)
Tetra Tech Inc (a)	24,810 $	546	thinkorswim Group Inc (a)	110,480 $	884

E-Services - Consulting (0.61%)			Internet Infrastructure Equipment (0.23%)
Websense Inc (a)	60,140	1,174	Avocent Corp (a)	29,970	450

Finance - Investment Banker & Broker (0.86%)			Intimate Apparel (0.58%)
Knight Capital Group Inc (a)	38,930	563	Warnaco Group Inc/The (a)	37,630	1,122
optionsXpress Holdings Inc	24,570	436
Stifel Financial Corp (a)	15,205	664	Investment Companies (1.04%)

		1,663	Ares Capital Corp	162,214	1,275

			Hercules Technology Growth Capital Inc	54,500	473
Finance - Leasing Company (0.36%)
			Prospect Capital Corp	20,793	262

Financial Federal Corp	30,362	703
					2,010

Finance - Other Services (0.05%)			Investment Management & Advisory Services (0.06%)
GFI Group Inc	32,720	105	Waddell & Reed Financial Inc	7,750	113

Food - Miscellaneous/Diversified (0.93%)			Lasers - Systems & Components (0.22%)
Ralcorp Holdings Inc (a)	26,640	1,803	Rofin-Sinar Technologies Inc (a)	19,450	434

Food - Retail (0.29%)			Leisure & Recreation Products (0.57%)
Ruddick Corp	19,290	553	WMS Industries Inc (a)	44,155	1,104

Food - Wholesale & Distribution (1.59%)			Life & Health Insurance (0.20%)
Fresh Del Monte Produce Inc (a)	42,040	887	Delphi Financial Group Inc	24,284	383
Spartan Stores Inc	80,617	2,176

		3,063	Machinery - Farm (0.28%)

			Alamo Group Inc	14,960	188
Footwear & Related Apparel (1.48%)
			Lindsay Corp	7,360	350

Deckers Outdoor Corp (a)	5,570	473
					538

Iconix Brand Group Inc (a)	62,820	684
Skechers U.S.A. Inc (a)	31,610	429	Machinery - General Industry (1.86%)
Wolverine World Wide Inc	54,000	1,269	Altra Holdings Inc (a)	41,510	371

		2,855	Chart Industries Inc (a)	42,000	572

			Middleby Corp (a)	24,480	989
Gas - Distribution (1.30%)
			Robbins & Myers Inc	44,667	911
Northwest Natural Gas Co	33,730	1,716
			Wabtec Corp	18,580	739

South Jersey Industries Inc	22,998	784

					3,582

		2,500

			Machinery - Material Handling (0.01%)
Independent Power Producer (0.10%)
			Key Technology Inc (a)	1,301	21
Ormat Technologies Inc	8,170	197
			Machinery Tools & Related Products (0.62%)
Instruments - Controls (0.60%)
			Kennametal Inc	56,220	1,193
Mettler Toledo International Inc (a)	15,148	1,159
			Medical - Biomedical/Gene (2.76%)
Instruments - Scientific (0.38%)
			Celera Corp (a)	103,880	1,175
Varian Inc (a)	20,001	737
			Cubist Pharmaceuticals Inc (a)	60,332	1,532
			Human Genome Sciences Inc (a)	75,720	245
Internet Application Software (0.80%)
eResearchTechnology Inc (a)	62,050	401	Incyte Corp (a)	158,400	657
S1 Corp (a)	124,810	783	Myriad Genetics Inc (a)	11,400	719
Vocus Inc (a)	20,880	351	Seattle Genetics Inc (a)	38,720	398

		1,535

See accompanying notes

354

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Oil - Field Services (1.01%)
United Therapeutics Corp (a)	6,840 $	597	Basic Energy Services Inc (a)	19,470 $	266

		5,323	Matrix Service Co (a)	30,196	370

			Oil States International Inc (a)	17,930	415
Medical - Drugs (1.20%)
Indevus Pharmaceuticals Inc (a)	143,830	384	Superior Energy Services Inc (a)	25,444	542
Orexigen Therapeutics Inc (a)	32,570	155	Willbros Group Inc (a)	22,780	353

PharMerica Corp (a)	33,110	680			1,946

Progenics Pharmaceuticals Inc (a)	37,220	372	Oil Company - Exploration & Production (3.18%)
XenoPort Inc (a)	17,520	729	Arena Resources Inc (a)	14,150	431

		2,320	Berry Petroleum Co	29,070	677

			Brigham Exploration Co (a)	25,470	200
Medical - Generic Drugs (0.15%)
Perrigo Co	8,350	284	Callon Petroleum Co (a)	27,220	281
			Concho Resources Inc/Midland TX (a)	19,720	419
Medical - Nursing Homes (0.54%)			Mariner Energy Inc (a)	50,160	722
Ensign Group Inc/The	32,154	527	Penn Virginia Corp	27,670	1,028
Skilled Healthcare Group Inc (a)	42,430	521	Petroquest Energy Inc (a)	66,984	666

		1,048	Rosetta Resources Inc (a)	42,914	453

			St Mary Land & Exploration Co	34,190	851
Medical - Outpatient & Home Medical Care (1.32%)
			Swift Energy Co (a)	12,830	412

Amedisys Inc (a)	24,497	1,382
					6,140

LHC Group Inc (a)	25,330	894
Res-Care Inc (a)	17,520	270	Oil Field Machinery & Equipment (0.25%)

		2,546	Complete Production Services Inc (a)	21,250	263

			Flotek Industries Inc (a)	22,780	113
Medical Imaging Systems (0.11%)
			Mitcham Industries Inc (a)	19,960	109

IRIS International Inc (a)	19,190	214
					485

Medical Instruments (0.55%)			Paper & Related Products (0.35%)
Genomic Health Inc (a)	25,350	467	Buckeye Technologies Inc (a)	115,984	683
Kensey Nash Corp (a)	23,470	596

		1,063	Patient Monitoring Equipment (0.13%)

			Masimo Corp (a)	7,840	251
Medical Laboratory & Testing Service (0.59%)
Icon PLC ADR (a)	44,516	1,129
			Pharmacy Services (0.36%)
			Catalyst Health Solutions Inc (a)	41,260	696
Medical Products (0.92%)
American Medical Systems Holdings Inc (a)	32,570	352
			Physical Therapy & Rehabilitation Centers (0.35%)
Exactech Inc (a)	13,420	271
			Psychiatric Solutions Inc (a)	20,390	679
Zoll Medical Corp (a)	47,655	1,148

		1,771	Physician Practice Management (0.31%)

Metal Processors & Fabrication (0.18%)			Pediatrix Medical Group Inc (a)	15,510	599
RBC Bearings Inc (a)	14,410	342
			Printing - Commercial (0.06%)
Miscellaneous Manufacturers (0.53%)			Consolidated Graphics Inc (a)	9,410	122
Aptargroup Inc	33,887	1,027
			Private Corrections (0.39%)
Networking Products (0.37%)			Cornell Cos Inc (a)	33,444	762
Anixter International Inc (a)	21,192	712
			Property & Casualty Insurance (1.59%)
Non-Hazardous Waste Disposal (0.14%)			American Physicians Capital Inc	23,766	972
Waste Services Inc (a)	45,520	272	Amerisafe Inc (a)	24,850	428
			Amtrust Financial Services Inc	48,518	477
			CNA Surety Corp (a)	23,370	324

See accompanying notes

355

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Property & Casualty Insurance (continued)			Retail - Apparel & Shoe (1.05%)
Tower Group Inc	41,420 $	871	Aeropostale Inc (a)	34,020 $	823

		3,072	Gymboree Corp (a)	25,470	659

			Wet Seal Inc/The (a)	187,351	551

Publicly Traded Investment Fund (0.35%)
SPDR KBW Regional Banking ETF	20,690	672			2,033

			Retail - Fabric Store (0.31%)
Recreational Centers (0.24%)			Jo-Ann Stores Inc (a)	31,320	600
Life Time Fitness Inc (a)	24,550	467
			Retail - Restaurants (0.62%)
Reinsurance (2.09%)			Einstein Noah Restaurant Group Inc (a)	40,310	323
Aspen Insurance Holdings Ltd	70,380	1,616	Jack in the Box Inc (a)	42,990	864

IPC Holdings Ltd	24,400	674			1,187

Max Capital Group Ltd	50,240	801
			Retail - Sporting Goods (0.51%)
Platinum Underwriters Holdings Ltd	29,770	945

			Hibbett Sports Inc (a)	55,536	989
		4,036

REITS - Diversified (1.85%)			Savings & Loans - Thrifts (1.44%)
Entertainment Properties Trust	43,760	1,639	Dime Community Bancshares	24,650	412
Investors Real Estate Trust	36,590	361	ESSA Bancorp Inc	22,980	318
Washington Real Estate Investment Trust	48,300	1,448	Flushing Financial Corp	23,300	362
Winthrop Realty Trust	49,050	126	Provident Financial Services Inc	39,420	578

		3,574	United Financial Bancorp Inc	18,070	253

			Washington Federal Inc	28,020	494
REITS - Healthcare (0.94%)
Senior Housing Properties Trust	94,850	1,818	WSFS Financial Corp	7,630	365

					2,782

REITS - Hotels (0.19%)			Schools (0.89%)
LaSalle Hotel Properties	26,060	367	DeVry Inc	30,450	1,726

REITS - Mortgage (1.12%)			Seismic Data Collection (0.35%)
Anthracite Capital Inc	57,090	248	Dawson Geophysical Co (a)	15,839	388
Arbor Realty Trust Inc	24,611	88	ION Geophysical Corp (a)	44,957	295

Chimera Investment Corp	162,100	467			683

Gramercy Capital Corp/New York	59,203	157
			Semiconductor Component - Integrated Circuits (1.74%)
MFA Mortgage Investments Inc	217,930	1,199

			Emulex Corp (a)	106,180	1,009
		2,159

			Integrated Device Technology Inc (a)	62,800	399
REITS - Office Property (0.74%)			Pericom Semiconductor Corp (a)	53,730	419
BioMed Realty Trust Inc	77,182	1,084	Power Integrations Inc	42,900	901
Kilroy Realty Corp	10,850	349	Standard Microsystems Corp (a)	34,921	629

		1,433			3,357

REITS - Shopping Centers (0.88%)			Semiconductor Equipment (0.21%)
Inland Real Estate Corp	71,840	823	ATMI Inc (a)	22,250	271
Kite Realty Group Trust	16,681	102	Entegris Inc (a)	48,040	129

Saul Centers Inc	8,340	305			400

Urstadt Biddle Properties Inc	28,309	464

			Telecommunication Equipment (1.32%)
		1,694

			ADC Telecommunications Inc (a)	109,090	692
Rental - Auto & Equipment (0.26%)			Comtech Telecommunications Corp (a)	38,515	1,865

Rent-A-Center Inc/TX (a)	34,290	501			2,557

Research & Development (0.38%)			Telecommunication Equipment - Fiber Optics (0.20%)
Parexel International Corp (a)	70,580	734	Harmonic Inc (a)	53,920	383

See accompanying notes

356

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (4.34%)
Telecommunication Services (0.92%)			Commercial Paper (4.34%)
Consolidated Communications Holdings Inc	59,800 $	616	Investment in Joint Trading Account; HSBC
Premiere Global Services Inc (a)	116,640	1,161	Funding

			0.25%, 11/ 3/2008	$ 4,187 $	4,187
		1,777

			Investment in Joint Trading Account;
Telephone - Integrated (0.09%)			Prudential Funding
Alaska Communications Systems Group Inc	18,379	172	0.30%, 11/ 3/2008	4,186	4,186

					8,373

Television (0.07%)
			TOTAL SHORT TERM INVESTMENTS		$ 8,373
Belo Corp	59,320	126

			REPURCHASE AGREEMENTS (0.15%)
Textile - Apparel (0.23%)			Money Center Banks (0.15%)
Perry Ellis International Inc (a)	45,330	444	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement;
Therapeutics (1.05%)			0.15%; dated 10/31/2008 maturing
Allos Therapeutics Inc (a)	42,540	311	11/03/2008 (collateralized by Sovereign
			Agency Issues; $302,000; 2.75% - 5.38%;
BioMarin Pharmaceutical Inc (a)	35,680	654
			dated 11/28/08 - 02/13/17)	$ 293$	293

CV Therapeutics Inc (a)	72,490	676
			TOTAL REPURCHASE AGREEMENTS		$ 293

Vivus Inc (a)	62,200	379

			Total Investments		$ 192,270
		2,020

			Other Assets in Excess of Liabilities, Net - 0.40%		765

Tobacco (0.15%)
			TOTAL NET ASSETS - 100.00%		$ 193,035

Alliance One International Inc (a)	87,680	293

Toys (1.21%)			(a) Non-Income Producing Security
Jakks Pacific Inc (a)	67,062	1,500	(b)	Market value is determined in accordance with procedures established in
Marvel Entertainment Inc (a)	26,130	841		good faith by the Board of Directors. At the end of the period, the value

		2,341		of these securities totaled $0 or 0.00% of net assets.

			(c) Security is Illiquid
Transactional Software (0.33%)			(d)	Security exempt from registration under Rule 144A of the Securities Act
Solera Holdings Inc (a)	25,610	637		of 1933. These securities may be resold in transactions exempt from
				registration, normally to qualified institutional buyers. Unless otherwise
Transport - Marine (0.28%)				indicated, these securities are not considered illiquid. At the end of the
Eagle Bulk Shipping Inc	23,990	239		period, the value of these securities totaled $0 or 0.00% of net assets.
TBS International Ltd (a)	34,990	300

			Unrealized Appreciation (Depreciation)
		539

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Transport - Services (0.84%)			of investments held by the fund as of the period end were as follows:
HUB Group Inc (a)	39,250	1,234
Pacer International Inc	33,820	382	Unrealized Appreciation		$ 9,324

		1,616	Unrealized Depreciation		(66,814)

			Net Unrealized Appreciation (Depreciation)		(57,490)
Wire & Cable Products (0.54%)			Cost for federal income tax purposes		249,760
Belden Inc	49,660	1,035	All dollar amounts are shown in thousands (000's)

Wireless Equipment (0.27%)
Viasat Inc (a)	28,537	520

Wound, Burn & Skin Care (0.25%)
Obagi Medical Products Inc (a)	57,160	476

X-Ray Equipment (0.28%)
Hologic Inc (a)	43,680	535

TOTAL COMMON STOCKS	$ 183,604

See accompanying notes

357

Schedule of Investments
SmallCap Blend Fund
October 31, 2008
Portfolio Summary (unaudited)

Sector	Percent

Financial	25.72%
Consumer, Non-cyclical	23.58%
Industrial	15.14%
Technology	9.61%
Consumer, Cyclical	9.46%
Communications	5.62%
Energy	4.79%
Utilities	3.52%
Basic Materials	1.61%
Exchange Traded Funds	0.35%
Diversified	0.20%
Other Assets in Excess of Liabilities, Net	0.40%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.17%

See accompanying notes

358

Schedule of Investments
SmallCap Blend Fund
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2008	Buy	150	$ 8,173	$ 8,047	$ (126)
All dollar amounts are shown in thousands (000's)

See accompanying notes

359

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (91.89%)			COMMON STOCKS (continued)
Advertising Services (0.36%)			Computer Aided Design (continued)
inVentiv Health Inc (a)	85,137 $	806	Aspen Technology Inc (a)	190,801 $	1,494

					3,022

Aerospace & Defense (1.94%)
			Computer Services (1.40%)
Esterline Technologies Corp (a)	39,854	1,437
			CACI International Inc (a)	38,000	1,565
Teledyne Technologies Inc (a)	28,405	1,294
			Syntel Inc	63,500	1,579

TransDigm Group Inc (a)	53,755	1,620

					3,144

		4,351

			Computer Software (0.58%)
Aerospace & Defense Equipment (1.72%)
			Omniture Inc (a)	112,355	1,292
AAR Corp (a)	62,108	993
BE Aerospace Inc (a)	70,584	908
			Computers - Integrated Systems (0.29%)
Triumph Group Inc	44,449	1,950	Micros Systems Inc (a)	37,507	639

		3,851

Alternative Waste Tech (0.30%)			Consulting Services (3.46%)
Darling International Inc (a)	87,925	663	FTI Consulting Inc (a)	34,510	2,010
			Gartner Inc (a)	99,077	1,823
Apparel Manufacturers (1.09%)			Huron Consulting Group Inc (a)	42,577	2,315
G-III Apparel Group Ltd (a)	131,974	1,823	Navigant Consulting Inc (a)	98,675	1,596

True Religion Apparel Inc (a)	37,017	620			7,744

		2,443

			Consumer Products - Miscellaneous (0.62%)
Auto/Truck Parts & Equipment - Original (0.24%)			Tupperware Brands Corp	54,800	1,386
Titan International Inc	47,238	546
			Cosmetics & Toiletries (1.13%)
Batteries & Battery Systems (0.45%)			Chattem Inc (a)	33,317	2,521
EnerSys (a)	75,859	1,003
			Data Processing & Management (0.65%)
Beverages - Wine & Spirits (0.58%)			Commvault Systems Inc (a)	135,430	1,449
Central European Distribution Corp (a)	45,376	1,306
			Diagnostic Equipment (1.39%)
Casino Services (0.61%)			Cepheid Inc (a)	71,973	854
Bally Technologies Inc (a)	62,036	1,374	Immucor Inc (a)	84,991	2,257

					3,111

Chemicals - Specialty (0.24%)
			Diagnostic Kits (1.25%)
Terra Industries Inc	24,400	537
			Inverness Medical Innovations Inc (a)	53,678	1,028

Commercial Banks (0.44%)			Meridian Bioscience Inc	71,869	1,766

Bank of the Ozarks Inc	20,742	631			2,794

City Bank/Lynnwood WA	34,960	360	Disposable Medical Products (0.67%)

		991	Merit Medical Systems Inc (a)	81,880	1,498

Commercial Services (1.04%)
			Distribution & Wholesale (1.41%)
Steiner Leisure Ltd (a)	49,133	1,272
			FGX International Holdings Ltd (a)	161,327	1,775
TeleTech Holdings Inc (a)	117,571	1,063

			Fossil Inc (a)	64,034	1,162
		2,335

			LKQ Corp (a)	20,000	229

Commercial Services - Finance (0.92%)					3,166

Morningstar Inc (a)	27,049	1,013
			Diversified Manufacturing Operations (1.85%)
Wright Express Corp (a)	76,744	1,050

			AZZ Inc (a)	40,730	1,189
		2,063

			Barnes Group Inc	79,149	1,148
Computer Aided Design (1.35%)			EnPro Industries Inc (a)	37,475	832
Ansys Inc (a)	53,386	1,528

See accompanying notes

360

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Instruments - Scientific (0.12%)
(continued)			Varian Inc (a)	7,300 $	269
Koppers Holdings Inc	41,238 $	981

		4,150	Internet Application Software (0.81%)

Educational Software (0.57%)			eResearchTechnology Inc (a)	104,974	678
Blackboard Inc (a)	51,936	1,271	Vocus Inc (a)	67,478	1,136

					1,814

Electric Products - Miscellaneous (0.37%)
			Internet Brokers (0.74%)
GrafTech International Ltd (a)	102,838	834
			thinkorswim Group Inc (a)	206,072	1,649
Electronic Components - Semiconductors (2.23%)
			Intimate Apparel (0.51%)
Mellanox Technologies Ltd (a)	81,808	635
			Warnaco Group Inc/The (a)	38,257	1,140
ON Semiconductor Corp (a)	257,256	1,315
PMC - Sierra Inc (a)	185,760	869	Investment Companies (0.40%)
Silicon Laboratories Inc (a)	58,260	1,512	Ares Capital Corp	114,410	899
Zoran Corp (a)	82,278	670

		5,001	Investment Management & Advisory Services (0.24%)

			Waddell & Reed Financial Inc	37,265	541
Electronic Measurement Instruments (0.32%)
Itron Inc (a)	14,623	709	Lasers - Systems & Components (0.51%)
			Rofin-Sinar Technologies Inc (a)	51,529	1,149
E-Marketing & Information (0.52%)
comScore Inc (a)	94,686	1,155	Leisure & Recreation Products (0.61%)
			WMS Industries Inc (a)	54,813	1,370
Engineering - Research & Development Services (0.72%)
EMCOR Group Inc (a)	90,277	1,604	Machinery - Farm (0.36%)
			Lindsay Corp	16,900	804
Enterprise Software & Services (3.65%)
Ariba Inc (a)	104,974	1,123	Machinery - General Industry (2.78%)
Concur Technologies Inc (a)	50,450	1,273	Altra Holdings Inc (a)	108,123	967
Informatica Corp (a)	128,162	1,801	Chart Industries Inc (a)	48,335	658
Omnicell Inc (a)	129,107	1,418	Middleby Corp (a)	43,747	1,767
Sybase Inc (a)	51,542	1,372	Robbins & Myers Inc	42,829	874
Taleo Corp (a)	86,393	1,192	Wabtec Corp	49,474	1,967

		8,179			6,233

Entertainment Software (0.39%)			Medical - Biomedical/Gene (5.29%)
Take-Two Interactive Software Inc (a)	73,500	872	Bio-Rad Laboratories Inc (a)	16,406	1,401
			Celera Corp (a)	156,737	1,773
E-Services - Consulting (0.86%)
			Cubist Pharmaceuticals Inc (a)	108,399	2,752
Websense Inc (a)	98,516	1,923
			Exelixis Inc (a)	215,880	743
Finance - Investment Banker & Broker (0.59%)			Human Genome Sciences Inc (a)	244,901	791
Knight Capital Group Inc (a)	91,034	1,316	Incyte Corp (a)	243,763	1,012
			Myriad Genetics Inc (a)	15,000	946
Food - Miscellaneous/Diversified (0.20%)			Seattle Genetics Inc (a)	87,919	904
Ralcorp Holdings Inc (a)	6,628	449	United Therapeutics Corp (a)	17,441	1,521

					11,843

Food - Retail (0.69%)
Ruddick Corp	54,271	1,554	Medical - Drugs (1.93%)
			Array Biopharma Inc (a)	178,090	876
Footwear & Related Apparel (0.70%)			Orexigen Therapeutics Inc (a)	80,854	384
Wolverine World Wide Inc	66,600	1,565	PharMerica Corp (a)	55,636	1,142
			Progenics Pharmaceuticals Inc (a)	69,953	700

See accompanying notes		361

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil & Gas Drilling (0.22%)
XenoPort Inc (a)	29,497 $	1,228	Atwood Oceanics Inc (a)	17,832 $	490

		4,330

			Oil Company - Exploration & Production (5.24%)
Medical - Generic Drugs (0.42%)
			Arena Resources Inc (a)	58,260	1,776
Perrigo Co	27,500	935
			Brigham Exploration Co (a)	104,974	823
			Carrizo Oil & Gas Inc (a)	36,179	846
Medical - Nursing Homes (0.57%)
Skilled Healthcare Group Inc (a)	104,068	1,278	Comstock Resources Inc (a)	35,166	1,738
			Concho Resources Inc/Midland TX (a)	68,110	1,447
Medical - Outpatient & Home Medical Care (2.23%)			Mariner Energy Inc (a)	56,266	810
Amedisys Inc (a)	46,992	2,651	Petroquest Energy Inc (a)	108,057	1,075
LHC Group Inc (a)	66,036	2,330	Rosetta Resources Inc (a)	110,654	1,167

		4,981	St Mary Land & Exploration Co	52,073	1,296

			Swift Energy Co (a)	23,018	739

Medical Imaging Systems (0.39%)
					11,717

IRIS International Inc (a)	78,036	870
			Oil Field Machinery & Equipment (0.90%)
Medical Information Systems (0.71%)			Complete Production Services Inc (a)	74,006	917
Phase Forward Inc (a)	111,853	1,596	Dril-Quip Inc (a)	24,692	610
			Flotek Industries Inc (a)	96,576	478

Medical Instruments (2.46%)
					2,005

Genomic Health Inc (a)	93,809	1,729
Integra LifeSciences Holdings Corp (a)	58,528	2,197	Pharmacy Services (0.53%)
Kensey Nash Corp (a)	35,276	895	Catalyst Health Solutions Inc (a)	70,256	1,185
Symmetry Medical Inc (a)	53,000	685

			Physician Practice Management (0.55%)
		5,506

			Pediatrix Medical Group Inc (a)	31,681	1,224
Medical Laboratory & Testing Service (0.80%)
Icon PLC ADR (a)	70,160	1,780	Private Corrections (0.60%)
			Geo Group Inc/The (a)	75,592	1,335
Medical Products (1.05%)
Zoll Medical Corp (a)	97,913	2,358	Property & Casualty Insurance (0.38%)
			Amtrust Financial Services Inc	85,695	842
Metal - Aluminum (0.49%)
Kaiser Aluminum Corp	32,690	1,097	Recreational Centers (0.55%)
			Life Time Fitness Inc (a)	65,188	1,241
Metal Processors & Fabrication (1.49%)
Haynes International Inc (a)	27,006	683	REITS - Diversified (2.25%)
Ladish Co Inc (a)	69,413	1,182	Digital Realty Trust Inc	56,407	1,889
RBC Bearings Inc (a)	61,506	1,460	Entertainment Properties Trust	49,370	1,849

		3,325	Washington Real Estate Investment Trust	42,934	1,287

					5,025

Miscellaneous Manufacturers (0.37%)
Aptargroup Inc	27,293	828	REITS - Mortgage (0.33%)
			Chimera Investment Corp	260,000	749
Networking Products (0.53%)
Anixter International Inc (a)	35,088	1,179	REITS - Office Property (0.32%)
			Kilroy Realty Corp	22,234	715
Oil - Field Services (0.74%)
Matrix Service Co (a)	75,373	923	Research & Development (0.49%)
Willbros Group Inc (a)	47,028	729	Parexel International Corp (a)	104,647	1,088

		1,652

			Retail - Apparel & Shoe (0.79%)
			Aeropostale Inc (a)	27,558	667

See accompanying notes

362

Schedule of Investments
SmallCap Growth Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Transport - Marine (0.43%)
Gymboree Corp (a)	42,513 $	1,100	Eagle Bulk Shipping Inc	55,636 $	555

		1,767	TBS International Ltd (a)	46,923	401

					956

Retail - Restaurants (0.62%)
Jack in the Box Inc (a)	69,493	1,397	Transport - Services (0.20%)
			HUB Group Inc (a)	14,000	440
Retail - Sporting Goods (0.65%)
Hibbett Sports Inc (a)	81,390	1,450	Transport - Truck (0.41%)
			Old Dominion Freight Line Inc (a)	30,442	924
Schools (1.08%)
DeVry Inc	42,701	2,421	Wire & Cable Products (0.95%)
			Belden Inc	82,263	1,714
Seismic Data Collection (0.69%)			General Cable Corp (a)	23,571	403

Dawson Geophysical Co (a)	28,043	688			2,117

ION Geophysical Corp (a)	129,175	847

			Wireless Equipment (0.76%)
		1,535

			Viasat Inc (a)	92,870	1,692
Semiconductor Component - Integrated Circuits (1.89%)
Emulex Corp (a)	135,884	1,291	X-Ray Equipment (0.56%)
Integrated Device Technology Inc (a)	186,854	1,188	Hologic Inc (a)	103,231	1,264

Power Integrations Inc	83,285	1,748	TOTAL COMMON STOCKS		$ 205,633

		4,227		Principal

Semiconductor Equipment (0.37%)				Amount	Value
ATMI Inc (a)	68,158	829		(000's)	(000's)

			SHORT TERM INVESTMENTS (4.28%)
Steel Pipe & Tube (0.39%)			Commercial Paper (4.28%)
Valmont Industries Inc	15,956	874	Investment in Joint Trading Account; HSBC
			Funding
Telecommunication Equipment (0.29%)			0.25%, 11/ 3/2008	$ 4,791 $	4,791
CommScope Inc (a)	43,960	647	Investment in Joint Trading Account;
			Prudential Funding
Telecommunication Equipment - Fiber Optics (0.75%)			0.30%, 11/ 3/2008	4,791	4,791

Harmonic Inc (a)	237,242	1,687			9,582

			TOTAL SHORT TERM INVESTMENTS		$ 9,582

Telecommunication Services (1.31%)
NTELOS Holdings Corp	68,023	1,768	REPURCHASE AGREEMENTS (4.04%)
Premiere Global Services Inc (a)	117,046	1,165	Money Center Banks (4.04%)

		2,933	Investment in Joint Trading Account; Bank

			of America Repurchase Agreement;
Therapeutics (1.71%)			0.15%; dated 10/31/2008 maturing
Allos Therapeutics Inc (a)	143,068	1,046	11/03/2008 (collateralized by Sovereign
BioMarin Pharmaceutical Inc (a)	71,047	1,301	Agency Issues; $9,305,000; 2.75% -
			5.38%; dated 11/28/08 - 02/13/17)	$ 9,034$	9,034

Vivus Inc (a)	241,528	1,471

			TOTAL REPURCHASE AGREEMENTS		$ 9,034
		3,818

			Total Investments		$ 224,249
Toys (1.24%)
			Liabilities in Excess of Other Assets, Net - (0.21)%		(475)

Jakks Pacific Inc (a)	75,686	1,693
			TOTAL NET ASSETS - 100.00%		$ 223,774

Marvel Entertainment Inc (a)	33,745	1,086

		2,779

Transactional Software (0.10%)			(a) Non-Income Producing Security
Solera Holdings Inc (a)	8,712	217

See accompanying notes

363

Schedule of Investments SmallCap Growth Fund October 31, 2008

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 7,916
Unrealized Depreciation	(96,841)

Net Unrealized Appreciation (Depreciation)	(88,925)
Cost for federal income tax purposes	313,174
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	32.61%
Industrial	15.68%
Technology	14.18%
Financial	13.27%
Consumer, Cyclical	9.04%
Energy	7.78%
Communications	6.92%
Basic Materials	0.73%
Liabilities in Excess of Other Assets, Net	(0.21%)

TOTAL NET ASSETS	100.00%

See accompanying notes

364

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.00%)			COMMON STOCKS (continued)
Advertising Services (0.17%)			Commercial Services (1.22%)
inVentiv Health Inc (a)	61,425 $	582	Arbitron Inc	56,465 $	1,839
			Healthcare Services Group	74,650	1,236
Aerospace & Defense Equipment (0.70%)			TeleTech Holdings Inc (a)	128,500	1,162

AAR Corp (a)	121,178	1,937			4,237

Kaman Corp	19,180	490

			Computer Aided Design (0.88%)
		2,427

			Ansys Inc (a)	107,572	3,080
Airlines (0.34%)
Allegiant Travel Co (a)	30,041	1,197	Computer Services (0.11%)
			iGate Corp (a)	54,183	368
Alternative Waste Tech (0.52%)
Darling International Inc (a)	238,333	1,797	Computers - Integrated Systems (1.24%)
			Brocade Communications Systems Inc (a)	178,400	673
Apparel Manufacturers (0.22%)			Micros Systems Inc (a)	112,215	1,911
True Religion Apparel Inc (a)	45,090	755	Netscout Systems Inc (a)	45,227	435
			Stratasys Inc (a)	107,700	1,301

Applications Software (2.43%)
					4,320

Ebix Inc (a)	57,514	1,463
EPIQ Systems Inc (a)	39,525	537	Computers - Memory Devices (0.19%)
Nuance Communications Inc (a)	382,733	3,502	Data Domain Inc (a)	36,549	675
Progress Software Corp (a)	96,223	2,207
			Computers - Peripheral Equipment (0.32%)
Verint Systems Inc (a)	74,733	766

			Compellent Technologies Inc (a)	69,300	755
		8,475

			Icad Inc (a)	145,428	370

Auto/Truck Parts & Equipment - Original (0.48%)					1,125

Titan International Inc	117,500	1,358
			Consulting Services (0.41%)
Wonder Auto Technology Inc (a)	74,723	298

			CRA International Inc (a)	21,586	584
		1,656

			FTI Consulting Inc (a)	14,488	844

Auto/Truck Parts & Equipment - Replacement (0.06%)					1,428

Exide Technologies (a)	43,439	206
			Consumer Products - Miscellaneous (0.16%)
Batteries & Battery Systems (0.59%)			Helen of Troy Ltd (a)	29,998	540
EnerSys (a)	118,400	1,565
			Containers - Metal & Glass (0.47%)
Greatbatch Inc (a)	21,869	476

			Greif Inc	40,690	1,651
		2,041

Building & Construction - Miscellaneous (0.23%)			Containers - Paper & Plastic (0.75%)
Layne Christensen Co (a)	15,946	419	Rock-Tenn Co	86,261	2,623
MYR Group Inc/Delaware (a)	40,289	383

		802	Cosmetics & Toiletries (1.10%)

			Chattem Inc (a)	50,800	3,844
Coal (0.20%)
James River Coal Co (a)	35,832	689	Data Processing & Management (0.30%)
			FalconStor Software Inc (a)	345,868	1,041
Commercial Banks (2.36%)
PrivateBancorp Inc	63,118	2,273	Decision Support Software (0.18%)
Prosperity Bancshares Inc	44,662	1,483	DemandTec Inc (a)	40,330	291
SVB Financial Group (a)	36,991	1,903	Interactive Intelligence Inc (a)	47,494	349

Texas Capital Bancshares Inc (a)	110,844	1,978			640

Wilshire Bancorp Inc	54,270	599

			Diagnostic Equipment (1.04%)
		8,236

			Cepheid Inc (a)	25,700	305
			Gen-Probe Inc (a)	10,944	515

See accompanying notes

365

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diagnostic Equipment (continued)			Engineering - Research & Development Services (1.43%)
Hansen Medical Inc (a)	72,400 $	674	EMCOR Group Inc (a)	119,422 $	2,122
Immucor Inc (a)	80,246	2,131	Stanley Inc (a)	69,700	2,388

		3,625	VSE Corp	14,258	468

					4,978

Diagnostic Kits (0.08%)
Medtox Scientific Inc (a)	26,380	260	Enterprise Software & Services (1.61%)
			Advent Software Inc (a)	35,521	666
Distribution & Wholesale (0.82%)			Concur Technologies Inc (a)	18,411	464
Chindex International Inc (a)	46,415	389	Omnicell Inc (a)	154,700	1,699
LKQ Corp (a)	214,546	2,454	SYNNEX Corp (a)	9,648	149

		2,843	Ultimate Software Group Inc (a)	196,799	2,623

Diversified Manufacturing Operations (1.40%)					5,601

Actuant Corp	33,090	593	E-Services - Consulting (0.62%)
Ameron International Corp	4,429	208	GSI Commerce Inc (a)	210,016	2,174
Colfax Corp (a)	27,600	235
ESCO Technologies Inc (a)	76,999	2,657	Finance - Consumer Loans (0.16%)
Koppers Holdings Inc	49,941	1,188	Portfolio Recovery Associates Inc (a)	15,132	543

		4,881

			Firearms & Ammunition (0.06%)
E-Commerce - Products (0.12%)
			Smith & Wesson Holding Corp (a)	89,302	205
1-800-FLOWERS.COM Inc (a)	79,471	425
			Food - Miscellaneous/Diversified (1.33%)
Educational Software (0.97%)
			Chiquita Brands International Inc (a)	187,272	2,556
Blackboard Inc (a)	113,316	2,774
			Diamond Foods Inc	70,600	2,064

SkillSoft PLC ADR (a)	80,640	621

					4,620

		3,395

			Footwear & Related Apparel (0.86%)
Electronic Components - Miscellaneous (0.29%)
			Iconix Brand Group Inc (a)	228,444	2,488
Daktronics Inc	27,480	274
			Steven Madden Ltd (a)	22,606	492

Technitrol Inc	129,400	746

					2,980

		1,020

			Hazardous Waste Disposal (1.17%)
Electronic Components - Semiconductors (2.75%)
			American Ecology Corp	40,458	710
Advanced Analogic Technologies Inc (a)	92,767	279
			Clean Harbors Inc (a)	41,300	2,708
Cavium Networks Inc (a)	100,743	1,283
			EnergySolutions Inc	149,500	674

Diodes Inc (a)	88,500	874
					4,092

Emcore Corp (a)	65,506	233
Microsemi Corp (a)	287,973	6,261	Health Care Cost Containment (0.16%)
Monolithic Power Systems Inc (a)	37,942	645	Transcend Services Inc (a)	48,624	549

		9,575

			Housewares (0.05%)
Electronic Measurement Instruments (1.46%)			Lifetime Brands Inc	35,518	174
Axsys Technologies Inc (a)	22,224	1,467
Flir Systems Inc (a)	84,942	2,727	Human Resources (0.27%)
Itron Inc (a)	11,605	562	Kenexa Corp (a)	25,109	224
LeCroy Corp (a)	68,342	340	SuccessFactors Inc (a)	91,612	732

		5,096			956

Energy - Alternate Sources (0.24%)			Identification Systems - Development (0.08%)
FuelCell Energy Inc (a)	84,456	404	L-1 Identity Solutions Inc (a)	33,285	273
Headwaters Inc (a)	39,739	421

		825	Industrial Automation & Robots (0.10%)

			Cognex Corp	22,635	363
See accompanying notes

366

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.78%)			Medical - Biomedical/Gene (continued)
Airgas Inc	70,873 $	2,719	Illumina Inc (a)	80,238 $	2,474
			Incyte Corp (a)	120,900	502
Instruments - Scientific (0.19%)			Martek Biosciences Corp (a)	59,840	1,785
FEI Co (a)	31,300	658	Myriad Genetics Inc (a)	20,071	1,266
			OSI Pharmaceuticals Inc (a)	26,067	989
Internet Application Software (0.14%)
			Regeneron Pharmaceuticals Inc (a)	58,400	1,127
Cybersource Corp (a)	40,131	488
			Sangamo Biosciences Inc (a)	119,706	935
Internet Content - Entertainment (0.17%)			Seattle Genetics Inc (a)	102,200	1,051
Shanda Interactive Entertainment Ltd ADR (a)	21,469	594	Sequenom Inc (a)	114,210	2,056
			United Therapeutics Corp (a)	19,161	1,671

Internet Content - Information & News (0.15%)					20,572

TheStreet.com Inc	131,662	519
			Medical - Drugs (0.51%)
			Array Biopharma Inc (a)	124,300	612
Internet Incubators (0.26%)
			Auxilium Pharmaceuticals Inc (a)	35,000	688
Internet Capital Group Inc (a)	159,730	914
			Rigel Pharmaceuticals Inc (a)	55,600	484

Internet Infrastructure Software (1.08%)					1,784

AsiaInfo Holdings Inc (a)	75,469	829	Medical - Generic Drugs (0.97%)
F5 Networks Inc (a)	118,400	2,939	Perrigo Co	99,050	3,368

		3,768

			Medical - Outpatient & Home Medical Care (0.34%)
Internet Security (0.37%)
			Res-Care Inc (a)	77,000	1,187
Blue Coat Systems Inc (a)	96,100	1,297
			Medical Information Systems (1.68%)
Internet Telephony (0.17%)
			Eclipsys Corp (a)	97,797	1,452
j2 Global Communications Inc (a)	36,530	589
			Phase Forward Inc (a)	307,213	4,384

Lasers - Systems & Components (0.87%)					5,836

II-VI Inc (a)	108,392	3,045	Medical Instruments (4.61%)
			Arthrocare Corp (a)	22,178	461
Machinery - Construction & Mining (0.12%)
			Bruker BioSciences Corp (a)	48,439	198
Bucyrus International Inc	16,823	406
			Conmed Corp (a)	62,400	1,635
			CryoLife Inc (a)	28,501	382
Machinery - General Industry (1.46%)
DXP Enterprises Inc (a)	33,380	466	Genomic Health Inc (a)	58,100	1,071
Middleby Corp (a)	47,242	1,908	Integra LifeSciences Holdings Corp (a)	70,100	2,631
Wabtec Corp	68,665	2,730	Natus Medical Inc (a)	130,400	1,995

		5,104	NuVasive Inc (a)	26,627	1,254

			Thoratec Corp (a)	158,663	3,906
Machinery - Print Trade (0.12%)			Trans1 Inc (a)	38,386	244
Presstek Inc (a)	96,154	402
			Volcano Corp (a)	147,907	2,300

					16,077

Machinery Tools & Related Products (0.62%)
Kennametal Inc	74,120	1,573	Medical Laboratory & Testing Service (1.27%)
Thermadyne Holdings Corp (a)	66,466	599	Bio-Reference Labs Inc (a)	84,442	2,076

		2,172	Icon PLC ADR (a)	93,200	2,365

					4,441

Medical - Biomedical/Gene (5.90%)
Alexion Pharmaceuticals Inc (a)	75,982	3,096	Medical Laser Systems (0.07%)
Bio-Rad Laboratories Inc (a)	11,874	1,014	Biolase Technology Inc (a)	147,990	258
Celera Corp (a)	118,431	1,340
Emergent Biosolutions Inc (a)	33,726	607	Medical Products (1.68%)
Halozyme Therapeutics Inc (a)	137,600	659	BioMimetic Therapeutics Inc (a)	87,861	719

See accompanying notes

367

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (continued)			Patient Monitoring Equipment (0.74%)
Cyberonics Inc (a)	29,858 $	380	Masimo Corp (a)	66,238 $	2,119
Haemonetics Corp (a)	35,410	2,091	Somanetics Corp (a)	24,135	452

Luminex Corp (a)	97,915	1,826			2,571

Wright Medical Group Inc (a)	36,578	848

			Pharmacy Services (0.14%)
		5,864	BioScrip Inc (a)	167,433	502

Medical Sterilization Products (0.56%)
STERIS Corp	57,800	1,968	Physical Therapy & Rehabilitation Centers (1.78%)
			Psychiatric Solutions Inc (a)	167,925	5,590
Metal Processors & Fabrication (0.31%)			RehabCare Group Inc (a)	36,534	626

CIRCOR International Inc	9,855	302			6,216

Hawk Corp (a)	24,709	357
			Physician Practice Management (0.99%)
Kaydon Corp	12,990	434	Pediatrix Medical Group Inc (a)	89,401	3,455

		1,093

Miscellaneous Manufacturers (0.18%)			Power Converter & Supply Equipment (0.56%)
American Railcar Industries Inc	15,634	174	A-Power Energy Generation Systems Ltd (a)	35,791	203
FreightCar America Inc	17,817	465	Energy Conversion Devices Inc (a)	43,640	1,490

		639	Powell Industries Inc (a)	14,106	261

					1,954

Multimedia (0.82%)
Factset Research Systems Inc	73,359	2,846	Printing - Commercial (0.09%)
			VistaPrint Ltd (a)	17,480	298
Networking Products (0.56%)
Atheros Communications Inc (a)	33,676	605	Property & Casualty Insurance (0.47%)
Ixia (a)	201,660	1,343	Navigators Group Inc (a)	26,077	1,317

		1,948	PMA Capital Corp (a)	66,857	309

					1,626

Non-Hazardous Waste Disposal (0.60%)
Waste Connections Inc (a)	61,580	2,084	Quarrying (0.28%)
			Compass Minerals International Inc	17,635	969
Oil - Field Services (0.83%)
Core Laboratories NV	18,122	1,336	Reinsurance (0.20%)
Hornbeck Offshore Services Inc (a)	37,123	883	Argo Group International Holdings Ltd (a)	21,742	694
Tetra Technologies Inc (a)	96,167	669

			REITS - Healthcare (0.85%)
		2,888

			Ventas Inc	82,312	2,968
Oil Company - Exploration & Production (3.74%)
Arena Resources Inc (a)	92,015	2,805	REITS - Office Property (0.25%)
Atlas Energy Resources LLC	24,975	552	BioMed Realty Trust Inc	61,294	861
Carrizo Oil & Gas Inc (a)	38,025	889
Comstock Resources Inc (a)	13,410	663	REITS - Single Tenant (0.49%)
			National Retail Properties Inc	95,540	1,703
EXCO Resources Inc (a)	54,477	501
GMX Resources Inc (a)	43,606	1,646
			Research & Development (1.08%)
Mariner Energy Inc (a)	81,409	1,171
			Kendle International Inc (a)	138,591	2,504
Penn Virginia Corp	38,043	1,414
			Parexel International Corp (a)	121,168	1,260

PetroHawk Energy Corp (a)	52,180	989
					3,764

Whiting Petroleum Corp (a)	46,210	2,402

		13,032	Respiratory Products (0.37%)

			Resmed Inc (a)	37,788	1,295
Oil Field Machinery & Equipment (0.93%)
Complete Production Services Inc (a)	121,170	1,501	Retail - Apparel & Shoe (3.58%)
T-3 Energy Services Inc (a)	71,906	1,734	Aeropostale Inc (a)	139,020	3,365

		3,235	Childrens Place Retail Stores Inc/The (a)	73,469	2,456

See accompanying notes

368

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Superconductor Production & Systems (0.11%)
Finish Line	64,361 $	616	American Superconductor Corp (a)	30,899 $	387
Gymboree Corp (a)	67,200	1,738
Phillips-Van Heusen Corp	109,302	2,679	Telecommunication Equipment (1.88%)
Wet Seal Inc/The (a)	554,037	1,629	Applied Signal Technology Inc	35,074	629

		12,483	Comtech Telecommunications Corp (a)	52,300	2,532

			Nice Systems Ltd ADR (a)	151,717	3,392

Retail - Discount (0.49%)
					6,553

99 Cents Only Stores (a)	141,152	1,722
			Telecommunication Equipment - Fiber Optics (0.40%)
Retail - Home Furnishings (0.03%)			Harmonic Inc (a)	194,885	1,386
Pier 1 Imports Inc (a)	74,235	102
			Telecommunication Services (1.38%)
Retail - Perfume & Cosmetics (0.37%)			NeuStar Inc (a)	51,518	1,015
Ulta Salon Cosmetics & Fragrance Inc (a)	145,975	1,288	Neutral Tandem Inc (a)	218,444	3,805

					4,820

Retail - Restaurants (2.31%)
			Therapeutics (2.01%)
BJ's Restaurants Inc (a)	107,925	959
			Allos Therapeutics Inc (a)	141,800	1,037
California Pizza Kitchen Inc (a)	68,414	668
			BioMarin Pharmaceutical Inc (a)	156,411	2,865
CKE Restaurants Inc	223,032	1,894
			Isis Pharmaceuticals Inc (a)	86,786	1,220
Panera Bread Co (a)	65,300	2,946
			Medarex Inc (a)	137,677	968
Texas Roadhouse Inc (a)	224,000	1,573

			Onyx Pharmaceuticals Inc (a)	34,359	927

		8,040

					7,017

Retail - Sporting Goods (0.51%)
			Toys (1.04%)
Hibbett Sports Inc (a)	99,800	1,777
			Marvel Entertainment Inc (a)	112,760	3,630
Schools (0.71%)
			Transactional Software (0.40%)
Capella Education Co (a)	16,760	794
			Innerworkings Inc (a)	198,900	1,382
Corinthian Colleges Inc (a)	73,925	1,056
K12 Inc (a)	23,093	635

			Transport - Marine (0.06%)
		2,485	Genco Shipping & Trading Ltd	9,639	201

Seismic Data Collection (0.43%)
ION Geophysical Corp (a)	227,900	1,495	Transport - Services (1.54%)
			HUB Group Inc (a)	170,654	5,367
Semiconductor Component - Integrated Circuits (1.04%)
Anadigics Inc (a)	22,924	41	Transport - Truck (1.14%)
Hittite Microwave Corp (a)	60,700	1,989	Landstar System Inc	75,790	2,925
Power Integrations Inc	75,894	1,593	Old Dominion Freight Line Inc (a)	34,600	1,050

		3,623			3,975

Semiconductor Equipment (0.39%)			Veterinary Diagnostics (0.67%)
Amtech Systems Inc (a)	46,364	297	Neogen Corp (a)	25,789	760
BTU International Inc (a)	36,734	182	VCA Antech Inc (a)	86,577	1,567

Varian Semiconductor Equipment					2,327

Associates Inc (a)	32,271	633	Web Hosting & Design (0.17%)
Veeco Instruments Inc (a)	31,690	246	NaviSite Inc (a)	128,683	64

		1,358	NIC Inc	100,009	537

Software Tools (0.20%)					601

ArcSight Inc (a)	120,000	709
			Web Portals (0.16%)
			United Online Inc	76,453	566
Steel - Producers (0.30%)
Steel Dynamics Inc	88,612	1,056

See accompanying notes

369

Schedule of Investments SmallCap Growth Fund II

October 31, 2008

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Wireless Equipment (1.63%)
Ceragon Networks Ltd (a)	148,300 $	838
Globecomm Systems Inc (a)	74,021	583
SBA Communications Corp (a)	116,579	2,447
Viasat Inc (a)	99,661	1,816

		5,684

TOTAL COMMON STOCKS	$ 334,593

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (1.47%)
Commercial Paper (1.47%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 2,559 $	2,559
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	2,559	2,559

		5,118

TOTAL SHORT TERM INVESTMENTS	$ 5,118

Total Investments	$ 339,711
Other Assets in Excess of Liabilities, Net - 2.53%		8,818

TOTAL NET ASSETS - 100.00%	$ 348,529

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 21,260
Unrealized Depreciation		(124,591)

Net Unrealized Appreciation (Depreciation)		(103,331)
Cost for federal income tax purposes		443,042
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		30.27%
Industrial		17.14%
Technology		14.69%
Consumer, Cyclical		11.15%
Communications		10.26%
Energy		6.36%
Financial		6.24%
Basic Materials		1.36%
Other Assets in Excess of Liabilities, Net		2.53%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type		Percent

Futures		4.20%

See accompanying notes

370

Schedule of Investments
SmallCap Growth Fund II
October 31, 2008

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; December 2008	Buy	273	$ 14,167	$ 14,646	$ 479
All dollar amounts are shown in thousands (000's)

See accompanying notes

371

Schedule of Investments
SmallCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.59%)			COMMON STOCKS (continued)
Advertising Services (0.32%)			Commercial Banks (continued)
inVentiv Health Inc (a)	148,920 $	1,410	Southwest Bancorp Inc/Stillwater OK	164,670 $	2,385
			Sterling Bancshares Inc/TX	450,180	3,584
Aerospace & Defense (1.15%)			Susquehanna Bancshares Inc	105,340	1,632
Esterline Technologies Corp (a)	87,690	3,161	SVB Financial Group (a)	86,790	4,465

Spirit Aerosystems Holdings Inc (a)	120,690	1,947			62,058

		5,108

			Computer Services (0.41%)
Aerospace & Defense Equipment (2.03%)			Ness Technologies Inc (a)	243,290	1,798
BE Aerospace Inc (a)	131,450	1,692
Moog Inc (a)	97,860	3,437	Computer Software (0.73%)
Triumph Group Inc	88,380	3,876	Double-Take Software Inc (a)	233,250	1,726

		9,005	Omniture Inc (a)	131,390	1,511

					3,237

Airlines (0.99%)
Republic Airways Holdings Inc (a)	293,370	4,386	Computers - Integrated Systems (0.60%)
			NCI Inc (a)	112,070	2,667
Apparel Manufacturers (1.03%)
G-III Apparel Group Ltd (a)	185,780	2,566	Consulting Services (0.60%)
Volcom Inc (a)	154,230	1,994	FTI Consulting Inc (a)	45,380	2,643

		4,560

			Consumer Products - Miscellaneous (0.85%)
Applications Software (1.31%)
			Jarden Corp (a)	210,360	3,744
Progress Software Corp (a)	109,360	2,509

Quest Software Inc (a)	247,670	3,281	Containers - Paper & Plastic (0.85%)

		5,790	Rock-Tenn Co	123,980	3,770

Auto/Truck Parts & Equipment - Replacement (0.46%)
			Diagnostic Kits (0.80%)
ATC Technology Corp/IL (a)	92,647	2,032
			Inverness Medical Innovations Inc (a)	102,130	1,956

Building - Heavy Construction (0.49%)			Meridian Bioscience Inc	63,670	1,565

Perini Corp (a)	114,570	2,179			3,521

			Distribution & Wholesale (0.61%)
Chemicals - Diversified (0.31%)
			Fossil Inc (a)	148,220	2,690
Rockwood Holdings Inc (a)	110,940	1,370

			Diversified Manufacturing Operations (2.52%)
Chemicals - Specialty (1.24%)
			Ameron International Corp	30,670	1,441
Arch Chemicals Inc	83,530	2,370
			AZZ Inc (a)	89,150	2,601
Sensient Technologies Corp	124,080	3,130

			Barnes Group Inc	133,780	1,941
		5,500

			EnPro Industries Inc (a)	98,990	2,199
Commercial Banks (14.01%)			Koppers Holdings Inc	126,090	3,000

Bancfirst Corp	91,160	4,595			11,182

Bank of the Ozarks Inc	123,911	3,767
			Electric - Integrated (3.76%)
City Holding Co	110,354	4,617
			Avista Corp	162,830	3,234
Community Trust Bancorp Inc	111,981	3,738
			Empire District Electric Co/The	183,060	3,517
CVB Financial Corp	205,560	2,602
			Portland General Electric Co	145,392	2,983
First Financial Bankshares Inc	90,590	4,909
			UIL Holdings Corp	121,440	4,007
First Midwest Bancorp Inc/IL	114,590	2,545
			Westar Energy Inc	150,270	2,929

FirstMerit Corp	188,680	4,400
					16,670

Integra Bank Corp	236,170	1,424
MainSource Financial Group Inc	246,990	4,411	Electric Products - Miscellaneous (0.36%)
National Penn Bancshares Inc	320,370	5,427	GrafTech International Ltd (a)	199,180	1,615
S&T Bancorp Inc	125,140	4,267
SCBT Financial Corp	97,089	3,290

See accompanying notes

372

Schedule of Investments
SmallCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous (1.72%)			Instruments - Controls (0.63%)
Daktronics Inc	148,140 $	1,476	Watts Water Technologies Inc	104,730 $	2,768
Gentex Corp	162,620	1,560
Methode Electronics Inc	300,940	2,284	Internet Application Software (0.47%)
Plexus Corp (a)	123,920	2,312	RealNetworks Inc (a)	488,460	2,091

		7,632

			Internet Infrastructure Equipment (0.63%)
Electronic Components - Semiconductors (0.45%)			Avocent Corp (a)	185,650	2,789
PMC - Sierra Inc (a)	421,640	1,973
			Intimate Apparel (0.39%)
Electronic Measurement Instruments (0.52%)			Warnaco Group Inc/The (a)	58,210	1,735
Analogic Corp	51,970	2,295
			Investment Companies (0.46%)
Engineering - Research & Development Services (0.61%)			Apollo Investment Corp	154,350	2,034
EMCOR Group Inc (a)	151,100	2,685
			Leisure & Recreation Products (0.58%)
Engines - Internal Combustion (0.58%)			WMS Industries Inc (a)	101,845	2,546
Briggs & Stratton Corp	162,520	2,561
			Life & Health Insurance (0.31%)
Enterprise Software & Services (2.19%)			Protective Life Corp	164,910	1,377
JDA Software Group Inc (a)	149,850	2,140
Lawson Software Inc (a)	367,570	1,955	Machinery - General Industry (0.41%)
Mantech International Corp (a)	50,837	2,742	Robbins & Myers Inc	89,290	1,822
SYNNEX Corp (a)	186,890	2,884

		9,721	Medical - Biomedical/Gene (1.18%)

			Celera Corp (a)	320,660	3,627
Finance - Investment Banker & Broker (1.55%)			Incyte Corp (a)	381,510	1,583

Investment Technology Group Inc (a)	101,310	2,068			5,210

Stifel Financial Corp (a)	109,660	4,786

		6,854	Medical - Drugs (0.45%)

			Viropharma Inc (a)	157,890	1,980
Food - Canned (0.88%)
TreeHouse Foods Inc (a)	128,310	3,883	Medical - Nursing Homes (0.63%)
			Skilled Healthcare Group Inc (a)	228,890	2,811
Food - Miscellaneous/Diversified (0.99%)
Ralcorp Holdings Inc (a)	64,790	4,385	Medical - Outpatient & Home Medical Care (0.86%)
			LHC Group Inc (a)	108,430	3,825
Food - Retail (0.77%)
Ruddick Corp	119,730	3,429	Medical Products (0.75%)
			Zoll Medical Corp (a)	138,730	3,341
Food - Wholesale & Distribution (1.82%)
Fresh Del Monte Produce Inc (a)	182,590	3,854	Metal - Aluminum (0.46%)
Spartan Stores Inc	156,240	4,217	Kaiser Aluminum Corp	60,640	2,035

		8,071

			Miscellaneous Manufacturers (0.48%)
Footwear & Related Apparel (1.23%)
			Aptargroup Inc	69,520	2,108
Iconix Brand Group Inc (a)	299,830	3,265
Skechers U.S.A. Inc (a)	162,240	2,203	Multi-Line Insurance (0.43%)

		5,468	United Fire & Casualty Co	82,943	1,922

Gas - Distribution (2.73%)
Nicor Inc	71,170	3,289	Networking Products (0.46%)
			Anixter International Inc (a)	60,180	2,023
Northwest Natural Gas Co	86,680	4,410
South Jersey Industries Inc	129,380	4,408

			Oil - Field Services (1.63%)
		12,107

			Hornbeck Offshore Services Inc (a)	87,540	2,084

See accompanying notes

373

Schedule of Investments
SmallCap Value Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Research & Development (0.31%)
Newpark Resources (a)	582,290 $	3,348	Parexel International Corp (a)	133,270 $	1,386
Oil States International Inc (a)	77,530	1,793

		7,225	Retail - Apparel & Shoe (1.01%)

			Dress Barn Inc (a)	291,800	2,790
Oil & Gas Drilling (0.56%)
			JOS A Bank Clothiers Inc (a)	66,490	1,693

Atwood Oceanics Inc (a)	90,470	2,486
					4,483

Oil Company - Exploration & Production (2.19%)			Retail - Fabric Store (0.69%)
Berry Petroleum Co	57,130	1,331	Jo-Ann Stores Inc (a)	159,600	3,058
Brigham Exploration Co (a)	237,480	1,862
Mariner Energy Inc (a)	164,930	2,373	Retail - Gardening Products (0.49%)
Petroquest Energy Inc (a)	179,800	1,789	Tractor Supply Co (a)	51,850	2,155
St Mary Land & Exploration Co	94,800	2,360

			Retail - Restaurants (1.43%)
		9,715

			Buffalo Wild Wings Inc (a)	64,800	1,832
Private Corrections (0.71%)			Jack in the Box Inc (a)	166,870	3,354
Cornell Cos Inc (a)	137,110	3,122	Red Robin Gourmet Burgers Inc (a)	75,810	1,152

					6,338

Property & Casualty Insurance (3.87%)
American Physicians Capital Inc	112,355	4,596	Retail - Sporting Goods (0.43%)
Amerisafe Inc (a)	278,970	4,809	Dick's Sporting Goods Inc (a)	124,730	1,911
First Mercury Financial Corp (a)	192,814	2,081
			Savings & Loans - Thrifts (2.03%)
Harleysville Group Inc	76,009	2,400
			Dime Community Bancshares	225,670	3,768
Navigators Group Inc (a)	64,100	3,238

			Flushing Financial Corp	242,631	3,773
		17,124

			Investors Bancorp Inc (a)	99,700	1,432

Reinsurance (1.04%)					8,973

IPC Holdings Ltd	167,360	4,621
			Semiconductor Component - Integrated Circuits (1.63%)
REITS - Apartments (0.50%)			Emulex Corp (a)	298,060	2,831
Post Properties Inc	99,850	2,229	Pericom Semiconductor Corp (a)	272,400	2,125
			Standard Microsystems Corp (a)	126,130	2,272

REITS - Diversified (0.97%)					7,228

Entertainment Properties Trust	114,223	4,278
			Semiconductor Equipment (0.38%)
			ATMI Inc (a)	137,290	1,670
REITS - Healthcare (1.98%)
Nationwide Health Properties Inc	147,250	4,394
			Steel - Producers (0.34%)
Senior Housing Properties Trust	228,780	4,386	Schnitzer Steel Industries Inc	56,070	1,510

		8,780

REITS - Office Property (1.65%)			Steel - Specialty (0.56%)
BioMed Realty Trust Inc	187,960	2,641	Universal Stainless & Alloy (a)	135,717	2,501
Corporate Office Properties Trust SBI MD	150,460	4,678

			Steel Pipe & Tube (0.95%)
		7,319

			Northwest Pipe Co (a)	75,560	2,171
REITS - Regional Malls (0.60%)			Valmont Industries Inc	36,850	2,019

Taubman Centers Inc	80,350	2,669			4,190

REITS - Shopping Centers (2.26%)			Telecommunication Equipment (1.11%)
Inland Real Estate Corp	431,800	4,949	ADC Telecommunications Inc (a)	315,150	1,998
Urstadt Biddle Properties Inc	309,109	5,063	Comtech Telecommunications Corp (a)	59,835	2,897

		10,012			4,895

See accompanying notes

374

Schedule of Investments
SmallCap Value Fund
October 31, 2008

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation	$ 18,854
Telecommunication Equipment - Fiber Optics (0.61%)			Unrealized Depreciation	(125,437)

Harmonic Inc (a)	379,540 $	2,699	Net Unrealized Appreciation (Depreciation)	(106,583)
			Cost for federal income tax purposes	551,140
Telephone - Integrated (0.81%)			All dollar amounts are shown in thousands (000's)
Alaska Communications Systems Group Inc	383,583	3,583
			Portfolio Summary (unaudited)

Toys (0.62%)			Sector	Percent

Jakks Pacific Inc (a)	123,110	2,754
			Financial	36.44%
			Industrial	15.71%
Transport - Marine (0.39%)			Consumer, Non-cyclical	11.59%
Eagle Bulk Shipping Inc	171,180	1,707	Consumer, Cyclical	9.96%
			Technology	7.70%
Transport - Services (0.66%)			Utilities	7.26%
			Communications	4.40%
HUB Group Inc (a)	93,240	2,932	Energy	4.39%
			Basic Materials	2.92%
Transport - Truck (0.79%)			Liabilities in Excess of Other Assets, Net	(0.37%)

Old Dominion Freight Line Inc (a)	115,800	3,513	TOTAL NET ASSETS	100.00%

Water (0.77%)
American Water Works Co Inc	167,760	3,402

Wire & Cable Products (0.57%)
Belden Inc	120,690	2,515

TOTAL COMMON STOCKS		$ 423,399

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (4.30%)
Commercial Paper (4.30%)
Investment in Joint Trading Account; HSBC
Funding
0.25%, 11/ 3/2008	$ 9,512 $	9,512
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	9,512	9,512

		19,024

TOTAL SHORT TERM INVESTMENTS		$ 19,024

REPURCHASE AGREEMENTS (0.48%)
Money Center Banks (0.48%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $2,198,000; 2.75% -
5.38%; dated 11/28/08 - 02/13/17)	$ 2,134$	2,134

TOTAL REPURCHASE AGREEMENTS		$ 2,134

Total Investments		$ 444,557
Liabilities in Excess of Other Assets, Net - (0.37)%		(1,627)

TOTAL NET ASSETS - 100.00%		$ 442,930

(a) Non-Income Producing Security

See accompanying notes

375

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (102.89%)			TAX-EXEMPT BONDS (continued)
Alabama (1.72%)			California (continued)
Auburn University			Golden State Tobacco Securitization Corp/CA
5.00%, 6/ 1/2038	$ 1,500 $	1,343	(continued)
Birmingham Baptist Medical Centers Special			5.75%, 6/ 1/2047	$ 2,000 $	1,309
Care Facilities Financing Authority			Hesperia Public Financing Authority/CA XLCA
5.00%, 11/15/2030	1,000	716	5.00%, 9/ 1/2031	1,000	820
Health Care Authority ASSURED GTY			Jurupa Unified School District FGIC
12.50%, 11/15/2037	2,000	2,000	5.13%, 8/ 1/2022	2,700	2,685

		4,059	Morongo Band of Mission Indians

			6.50%, 3/ 1/2028 (b)(c)	500	414
Alaska (4.07%)
			Quechan Indian Tribe of Fort Yuma
City of Anchorage AK			7.00%, 12/ 1/2027	300	240
6.38%, 1/ 1/2020	2,000	2,125
			Rancho Mirage Joint Powers Financing
City of Anchorage AK MBIA			Authority/CA
6.50%, 12/ 1/2013	1,235	1,379	5.00%, 7/ 1/2047 (d)	1,000	737
Northern TOB Securitization Corp/AK			San Diego Redevelopment Agency/CA XLCA
4.63%, 6/ 1/2023	910	736	5.00%, 9/ 1/2023	1,775	1,640
5.00%, 6/ 1/2046	1,000	529	San Joaquin Hills Transportation Corridor
State of Alaska AMBAC			Agency/CA MBIA
5.25%, 10/ 1/2027	4,500	4,841	0.00%, 1/15/2034 (a)	7,000	1,254

		9,610	State of California

			5.25%, 11/ 1/2025	2,000	1,941
Arizona (2.45%)
			Tobacco Securitization Authority of Northern
Arizona State Transportation Board			California/CA
5.00%, 7/ 1/2026	1,500	1,484	5.38%, 6/ 1/2038	1,000	634
Arizona State University/AZ AMBAC			Tobacco Securitization Authority of Southern
5.25%, 9/ 1/2024	1,090	1,052	California/CA
Goodyear McDowell Road Commercial			5.00%, 6/ 1/2037	1,000	598

Corridor Agency AMBAC					16,773

5.25%, 1/ 1/2032	750	672
Maricopa County AZ			Colorado (2.15%)
5.00%, 4/ 1/2035	1,000	989	City of Colorado Springs CO FSA
Pima County Industrial Development Authority			5.25%, 12/15/2022	3,000	2,895
6.25%, 6/ 1/2026	160	129	Colorado Health Facilities Authority
6.00%, 6/ 1/2036	160	112	5.00%, 12/ 1/2035	1,250	839
5.75%, 7/ 1/2036	100	70	Colorado Health Facilities Authority FSA
			5.20%, 3/ 1/2031	1,000	934
6.55%, 12/ 1/2037	300	219
			Lincoln Park Metropolitan District/CO
University Medical Center Corp/AZ GO of
Corp			6.20%, 12/ 1/2037	500	423

5.00%, 7/ 1/2035	1,500	1,066			5,091

		5,793	Connecticut (0.51%)

California (7.10%)			State of Connecticut ACA
California State Public Works Board			6.60%, 7/ 1/2024	1,500	1,214
5.00%, 4/ 1/2030	1,175	1,039
California Statewide Communities			District of Columbia (1.86%)
Development Authority			District of Columbia MBIA
5.00%, 3/ 1/2035	1,000	778	8.83%, 9/15/2029	2,000	2,000
Foothill Eastern Transportation Corridor			District of Columbia Water & Sewer Authority
Agency/CA MBIA			FSA
0.00%, 1/15/2018 (a)	2,000	1,003	5.50%, 10/ 1/2017	500	531
Fremont Unified School District/Alameda			5.50%, 10/ 1/2041	2,000	1,876

County CA FGIC					4,407

5.00%, 8/ 1/2025	1,000	964
			Florida (6.50%)
Golden State Tobacco Securitization Corp/CA
5.00%, 6/ 1/2045	1,000	717	Amelia Walk Community Development District
			5.50%, 5/ 1/2037	100	62

See accompanying notes

376

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Florida (continued)			Idaho (3.24%)
Bay Laurel Center Community Development			Idaho Health Facilities Authority/ID
District			6.65%, 2/15/2021 (b)	$ 2,000 $	2,340
5.45%, 5/ 1/2037	$ 485 $	320	Idaho Health Facilities Authority/ID RADIAN
County of Alachua FL			5.25%, 9/ 1/2025	2,000	1,610
5.88%, 11/15/2042	150	99	Idaho Housing & Finance Association/ID
County of Miami-Dade FL ASSURED GTY			5.90%, 1/ 1/2015	220	221
5.25%, 10/ 1/2033	2,000	1,566	5.85%, 7/ 1/2036	1,000	843
Escambia County Health Facilities Authority			4.90%, 7/ 1/2038	3,750	2,642

AMBAC
					7,656

5.95%, 7/ 1/2020	110	111
Florida Higher Educational Facilities Financial			Illinois (11.54%)
Authority			Chicago O'Hare International Airport/IL
1.20%, 1/ 1/2019	800	800	AGC-ICC MBIA
Florida Housing Finance Agency AMBAC			5.25%, 1/ 1/2025 (e)	2,250	2,250
6.50%, 7/ 1/2036	900	828	Chicago O'Hare International Airport/IL
Florida State Board of Education FGIC			AMBAC
5.25%, 7/ 1/2017	800	816	5.50%, 1/ 1/2017	965	980
Highlands County Health Facilities Authority			Chicago O'Hare International Airport/IL FSA
5.00%, 11/15/2031	1,180	899	5.75%, 1/ 1/2020 (e)	10,000	9,290
Hillsborough County Port District MBIA			City of Chicago IL
5.38%, 6/ 1/2027	1,000	831	7.46%, 2/15/2026	250	227
Miami-Dade County School Board/FL			City of Chicago IL ASSURED GTY
ASSURED GTY			5.25%, 1/ 1/2025	2,000	1,968
5.25%, 5/ 1/2028	2,000	1,915	City of Chicago IL GNMA/FNMA/FHLMC
Orange County Housing Finance Authority			6.30%, 9/ 1/2029	445	453
7.00%, 10/ 1/2025 (b)	500	510	City of Yorkville IL
Orlando Utilities Commission			5.75%, 3/ 1/2028	500	360
6.00%, 10/ 1/2010	5,000	5,291	6.00%, 3/ 1/2036	622	432
Port St Lucie FL MBIA			Gilberts Special Service Area No 19
5.00%, 7/ 1/2033	500	417	5.38%, 3/ 1/2016	500	303
Seminole Indian Tribe of Florida			Huntley Special Service Area No 10/IL
5.75%, 10/ 1/2022 (b)(c)	250	211	ASSURED GTY
Tolomato Community Development District			5.10%, 3/ 1/2029	1,000	932
6.55%, 5/ 1/2027	300	250	Illinois Finance Authority
6.65%, 5/ 1/2040	300	241	6.00%, 5/15/2025	500	375
Wentworth Estates Community Development			5.00%, 8/15/2026	160	104
District			5.10%, 8/15/2031	505	315
5.63%, 5/ 1/2037	155	96	5.50%, 8/ 1/2037	1,000	687
West Villages Improvement District			5.75%, 11/15/2037	1,500	1,190
5.50%, 5/ 1/2037	160	101

			Illinois Finance Authority AMBAC
		15,364	6.25%, 2/ 1/2033	250	230

Georgia (2.58%)			Illinois Health Facilities Authority
Monroe County Development Authority/GA			7.00%, 2/15/2009	55	56
MBIA			7.00%, 2/15/2018	720	827
6.70%, 1/ 1/2009	2,500	2,520	Metropolitan Pier & Exposition Authority/IL
6.75%, 1/ 1/2010	3,410	3,570	FGIC

		6,090	0.00%, 6/15/2009 (a)	5,055	4,987

			Pingree Grove Special Service Area No 7
Hawaii (0.92%)			6.00%, 3/ 1/2036	142	104
City & County of Honolulu HI			Village of Bartlett IL
6.00%, 1/ 1/2012	1,270	1,371	5.60%, 1/ 1/2023	300	235
6.00%, 1/ 1/2012	730	795	Village of Bolingbrook IL

		2,166	6.25%, 1/ 1/2024 (a)(f)	500	421

See accompanying notes

377

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Illinois (continued)			Kentucky (continued)
Village of Pingree Grove IL			Louisville & Jefferson County Metropolitan
5.25%, 3/ 1/2015	$ 400 $	357	Government
Volo Village Special Service Area No 3			5.25%, 10/ 1/2036 (e)	$ 855 $	587

6.00%, 3/ 1/2036	250	182			2,272

		27,265	Louisiana (0.35%)

Indiana (4.02%)			Louisiana Public Facilities Authority
County of St Joseph IN			0.00%, 12/ 1/2019 (a)	1,500	828
6.00%, 5/15/2026	230	171
6.00%, 5/15/2038	100	68	Maryland (2.53%)
Hendricks County Building Facilities Corp			City of Baltimore MD
5.50%, 7/15/2020	2,500	2,572	6.50%, 10/ 1/2011	2,000	2,003
Indiana Finance Authority			County of Howard MD
5.38%, 11/ 1/2032	1,000	863	5.25%, 4/ 1/2037	500	294
Indiana Housing Finance Authority			County of Prince Georges MD
GNMA/FNMA			5.20%, 7/ 1/2034	500	334
3.60%, 1/ 1/2032	400	344	Maryland Community Development
Indiana Municipal Power Agency/IN MBIA			Administration
6.13%, 1/ 1/2013	5,145	5,478	5.05%, 9/ 1/2032 (d)	1,000	768

		9,496	Maryland Health & Higher Educational

			Facilities Authority
Iowa (0.97%)			5.25%, 1/ 1/2027	250	166
Altoona IA			5.50%, 8/15/2033	1,500	1,194
5.75%, 6/ 1/2031	1,200	1,047	5.75%, 1/ 1/2038	250	188
City of Sibley IA			Maryland Health & Higher Educational
6.00%, 12/ 1/2037	125	87	Facilities Authority MBIA
Iowa Finance Authority			4.75%, 7/ 1/2036	1,500	1,033

5.75%, 11/15/2024	400	293			5,980

Pottawattamie County IA
			Massachusetts (1.96%)
5.75%, 5/15/2026	385	269
			Massachusetts Bay Transportation Authority
Tobacco Settlement Authority of Iowa/IA			5.25%, 7/ 1/2028	2,000	2,037
5.50%, 6/ 1/2042	1,000	585

			Massachusetts Development Finance Agency
		2,281	6.38%, 7/ 1/2029	800	613

Kansas (3.09%)			5.75%, 11/15/2042	500	311
City of Topeka KS XLCA			Massachusetts Health & Educational Facilities
5.25%, 8/ 1/2035	5,490	4,637	Authority
Lenexa KS			6.00%, 7/ 1/2031	200	219
5.50%, 5/15/2039	1,000	660	6.00%, 7/ 1/2031	800	737
Manhattan KS			5.00%, 7/ 1/2033	1,100	718

5.00%, 5/15/2024	500	336			4,635

5.00%, 5/15/2036	300	177
			Michigan (3.20%)
Sedgwick & Shawnee Counties KS
			Kent Hospital Finance Authority/MI
GNMA/FNMA
5.65%, 6/ 1/2037	1,690	1,483	5.25%, 7/ 1/2030	1,000	688

		7,293	5.50%, 1/15/2047	500	500

			Michigan Strategic Fund
Kentucky (0.96%)			5.45%, 9/ 1/2029	2,000	1,841
City of Murray KY			Michigan Strategic Fund XLCA
5.13%, 8/ 1/2037	1,000	720	5.45%, 12/15/2032	1,000	798
Kentucky Economic Development Finance			Michigan Tobacco Settlement Finance Authority
Authority/KY ASSURED GTY			6.00%, 6/ 1/2048	4,000	2,591
6.00%, 12/ 1/2033	1,000	965
			State of Michigan FSA
			5.25%, 10/ 1/2021	1,000	1,008

See accompanying notes

378

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Michigan (continued)			Nebraska (1.30%)
Summit Academy North			Omaha Public Power District
5.00%, 11/ 1/2015	$ 160 $	140	6.15%, 2/ 1/2012	$ 2,000 $	2,115

		7,566	5.50%, 2/ 1/2039 (d)	1,000	964

					3,079

Minnesota (0.49%)
City of North Oaks MN			Nevada (1.30%)
6.00%, 10/ 1/2027	100	76	County of Clark NV
6.00%, 10/ 1/2033	200	143	5.90%, 11/ 1/2032	160	108
6.13%, 10/ 1/2039	100	70	Nevada Housing Division/NV
City of Pine City MN			GNMA/FNMA/FHLMC
6.25%, 5/ 1/2035	100	77	5.88%, 4/ 1/2038	1,000	842
Dakota County Community Development			Reno NV
Agency			5.25%, 6/ 1/2037 (e)	1,760	1,355
5.00%, 5/ 1/2042	750	426	5.25%, 6/ 1/2041	1,000	757

Inver Grove Heights MN					3,062

5.50%, 10/ 1/2033	500	355

			New Hampshire (0.83%)
		1,147

			New Hampshire Health & Education Facilities
Mississippi (0.44%)			Authority FSA
Biloxi Housing Authority/MS HUD SECT 8			5.50%, 8/ 1/2027	2,000	1,965
6.25%, 9/ 1/2031	50	39
State of Mississippi FSA			New Jersey (3.35%)
5.75%, 12/ 1/2013	170	172	Bergen County Improvement Authority CNTY
			GTD SCH BD RES FD
5.75%, 12/ 1/2013	115	116
			5.00%, 4/ 1/2032	2,000	1,905
5.75%, 12/ 1/2013	195	198
			New Jersey Economic Development Authority
5.75%, 12/ 1/2014	180	182	5.63%, 6/15/2019	500	427
5.75%, 12/ 1/2014	120	121	5.13%, 7/ 1/2025	160	103
5.75%, 12/ 1/2014	205	207	5.75%, 4/ 1/2031	1,000	722

		1,035	5.50%, 6/15/2031	1,000	737

Missouri (1.69%)			New Jersey Health Care Facilities Financing
Cape Girardeau County Industrial Development			Authority
Authority/MO			5.75%, 7/ 1/2037	1,750	1,351
5.63%, 6/ 1/2027	160	133	New Jersey St Housing & Mortgage Finance
Carthage MO			Agency
5.88%, 4/ 1/2030	160	111	6.38%, 10/ 1/2028 (d)	1,000	1,016
6.00%, 4/ 1/2038	750	505	Tobacco Settlement Financing Corp/NJ
			4.75%, 6/ 1/2034	1,000	548
City of Fenton MO
7.00%, 10/ 1/2021	575	644	5.00%, 6/ 1/2041	2,045	1,099

City of Kansas City MO					7,908

5.25%, 3/ 1/2018 (a)	200	171	New York (3.64%)
5.40%, 6/ 1/2024	120	91	East Rochester Housing Authority/NY
City of Maryland Heights MO			5.50%, 8/ 1/2033	160	105
5.50%, 9/ 1/2018	240	206	Metropolitan Transportation Authority/NY
Missouri Housing Development Commission			4.75%, 7/ 1/2019	1,265	1,295
GNMA/FNMA			Metropolitan Transportation Authority/NY
5.05%, 9/ 1/2024	505	424	FGIC
Missouri Joint Municipal Electric Utility			5.25%, 11/15/2031	1,500	1,348
Commission MBIA			New York City Industrial Development Agency
5.00%, 1/ 1/2024	1,500	1,334	6.25%, 3/ 1/2015	1,000	835
St Louis Industrial Development Authority/MO			6.50%, 3/ 1/2035	160	110
6.38%, 12/ 1/2030	500	374

			New York Mortgage Agency/NY
		3,993	5.65%, 4/ 1/2030	470	453

See accompanying notes

379

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
New York (continued)			Rhode Island (0.17%)
New York State Dormitory Authority			Providence Housing Authority/RI
5.50%, 7/ 1/2026	$ 1,000 $	864	0.95%, 9/ 1/2017	$ 410 $	410
New York State Dormitory Authority MBIA
5.25%, 10/ 1/2023	1,500	1,486	South Carolina (1.20%)
Tobacco Settlement Financing Authority/NY			Lexington One School Facilities Corp
AMBAC			5.25%, 12/ 1/2029	1,000	926
5.25%, 6/ 1/2021	2,200	2,112	South Carolina Jobs-Economic Development

		8,608	Authority AMBAC

			5.20%, 11/ 1/2027	1,000	948
Ohio (3.07%)
			Tobacco Settlement Revenue Management
Adams County Hospital			Authority/SC
6.25%, 9/ 1/2020	1,000	755	5.00%, 6/ 1/2018	1,000	954

Buckeye Tobacco Settlement Financing					2,828

Authority
5.75%, 6/ 1/2034	500	331	South Dakota (0.44%)
5.88%, 6/ 1/2047	4,500	2,800	South Dakota Health & Educational Facilities
County of Cuyahoga OH			Authority/SD
7.50%, 1/ 1/2030	1,000	1,017	5.25%, 11/ 1/2034	1,250	1,050
County of Franklin OH
			Tennessee (3.02%)
5.13%, 7/ 1/2035	800	572
			Chattanooga Health Educational & Housing
Ohio Housing Finance Agency/OH
			Facility Board/TN
GNMA/FNMA/FHLMC
			5.50%, 10/ 1/2020	510	410
5.30%, 9/ 1/2028	365	303
			Johnson City Health & Educational Facilities
5.40%, 3/ 1/2033	640	517
			Board
Ohio State University			7.50%, 7/ 1/2033	1,000	1,171
5.13%, 12/ 1/2031	1,000	949	5.50%, 7/ 1/2036	375	263

		7,244	Shelby County Health Educational & Housing

Oklahoma (0.11%)			Facilities Board
			5.63%, 9/ 1/2026	500	368
Oklahoma Housing Finance Agency GNMA
8.00%, 8/ 1/2018	130	134	Shelby County Health, Educational & Housing
			Facility Board FSA
Weatherford Hospital Authority
			5.25%, 9/ 1/2027	1,000	974
6.00%, 5/ 1/2025	160	119

			Tennessee Housing Development Agency/TN
		253	GO of AGY

Oregon (1.52%)			5.70%, 7/ 1/2031	355	351
City of Portland OR AMBAC			4.85%, 1/ 1/2032	4,915	3,593

5.75%, 6/15/2016	1,000	1,019			7,130

City of Portland OR FSA			Texas (6.67%)
5.25%, 6/ 1/2020	2,000	2,043
			Austin TX Convention Enterprises Inc/TX
Oregon State Housing & Community Services			5.75%, 1/ 1/2034 (c)	500	346
Department/OR
5.65%, 7/ 1/2028	520	519	City of Houston TX AMBAC

			5.75%, 9/ 1/2015	1,000	1,028
		3,581

			City of Houston TX FSA
Pennsylvania (1.69%)			5.75%, 3/ 1/2015	85	89
Allegheny County Hospital Development			Dallas County Flood Control District
Authority			6.75%, 4/ 1/2016	245	242
5.00%, 11/15/2028	500	286	Dallas-Fort Worth International Airport
City of Philadelphia PA FSA			BHAC-CR FGIC
5.25%, 7/ 1/2029	2,500	2,585	5.50%, 11/ 1/2031	1,500	1,330
Fulton County Industrial Development Authority			Dallas-Fort Worth International Airport
5.90%, 7/ 1/2040	160	109	Facilities Improvement Corp MBIA
Philadelphia Redevelopment Authority FGIC			6.00%, 11/ 1/2023	500	454
5.50%, 4/15/2017	1,000	1,010

		3,990

See accompanying notes

380

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Texas (continued)			Washington (continued)
El Paso County Hospital District/TX			State of Washington
ASSURED GTY			6.40%, 6/ 1/2017	$ 3,000 $	3,330
5.00%, 8/15/2037	$ 1,000 $	881	Washington Health Care Facilities Authority
Harris County Health Facilities Development			FSA
AMBAC			5.50%, 8/15/2038	1,000	943

13.50%, 11/15/2047	750	750			10,661

Lufkin Health Facilities Development Corp/TX
5.50%, 2/15/2032	500	388	West Virginia (1.14%)
Metro Health Facilities Development Corp/TX			Harrison County County Commission MBIA
7.20%, 1/ 1/2021	1,100	1,000	6.88%, 4/15/2022	2,500	2,504
North Central Texas Health Facility			Ohio County Commission Sewage System
Development Corp			5.85%, 6/ 1/2034	250	192

5.13%, 5/15/2029	1,000	861			2,696

North Central Texas Health Facility			Wisconsin (2.56%)
Development Corp AMBAC
5.25%, 8/15/2032	1,000	878	County of Milwaukee WI FSA
			5.25%, 12/ 1/2025	4,000	3,333
North Texas Health Facilities Development
Corp/TX FSA			Wisconsin Health & Educational Facilities
5.00%, 9/ 1/2024	1,000	953	Authority
			6.00%, 8/15/2019	600	493
5.00%, 9/ 1/2032	2,000	1,787
			Wisconsin Health & Educational Facilities
North Texas Tollway Authority			Authority FSA
5.63%, 1/ 1/2033	1,000	895	5.00%, 8/ 1/2034 (e)	1,750	1,518
5.75%, 1/ 1/2033	1,000	861	Wisconsin Housing & Economic Development
Sea Breeze Public Facility Corp			Authority/WI GO OF AUTH
6.50%, 1/ 1/2046	100	72	4.75%, 9/ 1/2033	1,000	705

Texas State Department Of Housing &					6,049

Community Affairs GNMA
5.70%, 1/ 1/2033	1,245	1,176	TOTAL TAX-EXEMPT BONDS	$ 243,116

Texas Tech University MBIA			Total Investments		243,116
5.00%, 8/15/2025	1,000	1,061
			LIABILITY FOR FLOATING RATE NOTES ISSUED IN
Tyler Health Facilities Development Corp/TX			CONJUNCTION WITH SECURITIES HELD (-5.46%)
5.38%, 11/ 1/2037	1,000	718	Notes with interest rates ranging from 1.99%

		15,770	to 4.65% at October 31, 2008 and

			contractual maturity of collateral from
Utah (1.64%)			2022-2039. (g)	(12,903)	(12,903)

Utah Housing Corp
5.75%, 7/ 1/2036	1,000	831	Total Net Investments	$ 230,213
5.25%, 1/ 1/2039 (e)	4,000	3,057	Other Assets in Excess of Liabilities, Net - 2.57%		6,067

		3,888

			TOTAL NET ASSETS - 100.00%	$ 236,280

Virginia (0.39%)
Lexington Industrial Development Authority
5.38%, 1/ 1/2028	750	499	(a) Non-Income Producing Security
White Oak Village Shops Community			(b) Security is Illiquid
Development Authority			(c)	Security exempt from registration under Rule 144A of the Securities Act
5.30%, 3/ 1/2017	500	431	of 1933. These securities may be resold in transactions exempt from

		930	registration, normally to qualified institutional buyers. Unless otherwise

			indicated, these securities are not considered illiquid. At the end of the
Washington (4.51%)			period, the value of these securities totaled $971 or 0.41% of net assets.
Franklin County School District No 1			(d)	Security purchased on a when-issued basis.
Pasco/WA FSA			(e)	Security or portion of underlying security related to Inverse Floaters
5.25%, 12/ 1/2019	5,000	5,102	entered into by the Fund. See notes.
King County School District No 415 Kent/WA			(f)	Variable Rate. Rate shown is in effect at October 31, 2008.
6.30%, 12/ 1/2008	1,065	1,069	(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
Skagit County Public Hospital District No 1/WA			effect at October 31, 2008.
5.75%, 12/ 1/2032	300	217

See accompanying notes

381

Schedule of Investments Tax-Exempt Bond Fund October 31, 2008

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,247
Unrealized Depreciation	(35,348)

Net Unrealized Appreciation (Depreciation)	(31,101)
Cost for federal income tax purposes	261,243
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Insured	46.13%
Revenue	36.12%
Prerefunded	13.27%
General Obligation	4.78%
Revenue - Special Tax	1.77%
Tax Allocation	0.82%
Liability for Floating Rate Notes Issued	(5.46%)
Other Assets in Excess of Liabilities, Net	2.57%

TOTAL NET ASSETS	100.00%

See accompanying notes

382

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (69.01%)			BONDS (continued)
Agricultural Operations (0.30%)			Asset Backed Securities (continued)
Cargill Inc			Sail Net Interest Margin Notes
5.67%, 1/21/2011 (a)(b)	$ 500 $	499	5.50%, 6/27/2035 (b)(d)	$ 136 $	-
			SLC Student Loan Trust
Airlines (0.30%)			3.42%, 9/15/2013 (a)	823	806
American Airlines Inc			Swift Master Auto Receivables Trust
7.25%, 2/ 5/2009	250	246	4.66%, 6/15/2012 (a)	310	271

Delta Air Lines Inc					7,494

6.62%, 3/18/2011	286	246

			Auto/Truck Parts & Equipment - Original (0.08%)
		492

			Tenneco Inc
Appliances (0.15%)			10.25%, 7/15/2013	155	132
Whirlpool Corp
3.32%, 6/15/2009 (a)	250	249	Automobile Sequential (2.03%)
			Capital Auto Receivables Asset Trust
Asset Backed Securities (4.54%)			4.59%, 10/15/2009 (a)	157	156
Ameriquest Mortgage Securities Inc			5.34%, 1/15/2010 (a)(b)	226	224
3.96%, 7/25/2035 (a)	1,000	192	6.01%, 10/15/2012 (a)	525	487
Caterpillar Financial Asset Trust			Capital One Auto Finance Trust
4.09%, 12/27/2010	250	248	4.57%, 7/15/2011 (a)	266	256
Chase Funding Mortgage Loan Asset-Backed			CPS Auto Trust
Certificates			5.44%, 11/15/2010 (b)	399	396
3.34%, 5/25/2026	50	50
			Ford Credit Auto Owner Trust
CNH Equipment Trust			4.38%, 1/15/2010 (a)	105	104
5.41%, 9/15/2010 (a)	97	97
			Honda Auto Receivables Owner Trust
5.76%, 4/15/2011 (a)	1,500	1,482	5.46%, 5/23/2011	750	747
Countrywide Asset-Backed Certificates			Hyundai Auto Receivables Trust
4.38%, 12/25/2032 (a)	233	174	4.96%, 1/17/2012 (a)	500	482
4.64%, 12/25/2032 (a)	465	240	Nissan Auto Lease Trust
5.43%, 5/25/2033 (a)	147	77	4.27%, 12/15/2010	500	488

4.26%, 6/25/2035 (a)	1,000	219			3,340

3.91%, 11/25/2035 (a)	1,000	179
			Building Products - Cement & Aggregate (0.25%)
3.92%, 12/25/2035 (a)	875	481
			Martin Marietta Materials Inc
6.50%, 1/25/2036 (c)	185	1	3.62%, 4/30/2010 (a)	435	420
3.76%, 2/25/2037 (a)	500	45
4.16%, 11/25/2037 (a)	1,000	79	Building Products - Wood (0.33%)
Fannie Mae Grantor Trust			Masco Corp
5.41%, 9/26/2033 (a)	715	636	3.12%, 3/12/2010 (a)	585	551
First Horizon Asset Backed Trust
3.39%, 10/25/2026 (a)	377	259	Cable TV (0.28%)
Ford Credit Floorplan Master Owner Trust			DirecTV Holdings LLC/DirecTV Financing Co
5.01%, 6/15/2011 (a)	450	428	8.38%, 3/15/2013	500	469
JP Morgan Mortgage Acquisition Corp
3.34%, 3/25/2037 (a)	170	158	Cellular Telecommunications (0.45%)
Lehman XS Trust			Vodafone Group PLC
3.67%, 11/25/2035 (a)	507	306	3.16%, 6/15/2011 (a)	500	417
4.16%, 6/25/2046 (a)	2,003	71	3.09%, 2/27/2012 (a)	400	320

Long Beach Asset Holdings Corp					737

5.93%, 10/25/2046 (b)(c)(d)	599	-
			Chemicals - Diversified (0.18%)
Long Beach Mortgage Loan Trust
			Huntsman LLC
3.76%, 2/25/2035 (a)	1,000	810
			11.50%, 7/15/2012	300	299
Nomura Asset Acceptance Corp
3.48%, 1/25/2036 (a)(b)	612	185

See accompanying notes

383

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (0.92%)			Electronic Components - Miscellaneous (0.68%)
Colonial Bank/Montgomery AL			Koninklijke Philips Electronics NV
8.00%, 3/15/2009 (e)	$ 500 $	471	3.97%, 3/11/2011 (a)	$ 1,000 $	995
HSBC America Capital Trust I			Sanmina-SCI Corp
7.81%, 12/15/2026 (b)	750	658	5.57%, 6/15/2010 (a)(b)	147	132

M&I Marshall & Ilsley Bank					1,127

3.08%, 12/ 4/2012 (a)	500	391

			Fiduciary Banks (0.30%)
		1,520

			Bank of New York Mellon Corp/The
Computer Services (0.06%)			3.19%, 2/ 5/2010 (a)(f)	500	490
Sungard Data Systems Inc
3.75%, 1/15/2009	100	98	Finance - Auto Loans (0.34%)
			Ford Motor Credit Co LLC
Credit Card Asset Backed Securities (1.54%)			7.57%, 1/13/2012 (a)	500	303
American Express Credit Account Master Trust			GMAC LLC
4.84%, 3/15/2012 (a)	850	815	4.05%, 5/15/2009 (a)	300	261

Cabela's Master Credit Card Trust					564

5.41%, 12/16/2013 (a)(b)	500	454
			Finance - Commercial (0.72%)
Chase Issuance Trust
5.01%, 1/15/2012 (a)	500	476	Caterpillar Financial Services Corp
			3.25%, 2/ 8/2010 (a)(g)	750	734
Citibank Credit Card Issuance Trust
2.89%, 11/22/2010 (a)	330	329	CIT Group Inc
			3.88%, 11/ 3/2008	325	325
Discover Card Master Trust I
4.80%, 5/15/2012 (a)	500	462	3.05%, 2/13/2012 (a)	250	133

		2,536			1,192

			Finance - Consumer Loans (0.28%)
Diversified Banking Institutions (0.24%)
Goldman Sachs Group Inc/The			John Deere Capital Corp
3.25%, 12/23/2008 (a)	400	397	5.20%, 1/18/2011 (a)	500	468

			Finance - Investment Banker & Broker (0.78%)
Diversified Manufacturing Operations (0.32%)
			Bear Stearns Cos LLC/The
Tyco International Finance SA
			4.91%, 7/16/2009 (a)	360	360
6.13%, 1/15/2009	525	524
			3.00%, 11/28/2011 (a)	500	438
Diversified Operations (0.12%)			Merrill Lynch & Co Inc
Capmark Financial Group Inc			3.04%, 6/ 5/2012 (a)	600	489

3.45%, 5/10/2010 (a)	475	190			1,287

			Finance - Leasing Company (0.43%)
Electric - Generation (0.01%)
			International Lease Finance Corp
CE Casecnan Water & Energy			4.84%, 4/20/2009 (a)	750	708
11.95%, 11/15/2010	29	26

			Finance - Mortgage Loan/Banker (6.79%)
Electric - Integrated (1.23%)
			Countrywide Financial Corp
Entergy Gulf States Inc			3.42%, 3/24/2009 (a)	725	711
3.57%, 12/ 8/2008 (a)(b)	100	100
			Fannie Mae
3.21%, 12/ 1/2009 (a)	405	402	3.38%, 12/15/2008	2,000	2,001
Georgia Power Co			4.25%, 5/15/2009	1,000	1,008
3.37%, 3/17/2010 (a)	500	498
			Freddie Mac
Pepco Holdings Inc			3.88%, 1/12/2009	2,500	2,506
3.44%, 6/ 1/2010 (a)	225	222
			3.38%, 4/15/2009	4,000	4,013
Public Service Electric & Gas Co
3.69%, 3/12/2010 (a)	500	497	SLM Student Loan Trust
			4.21%, 7/25/2013 (a)	953	954

TECO Energy Inc
4.80%, 5/ 1/2010 (a)	325	311			11,193

		2,030

See accompanying notes

384

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Food - Miscellaneous/Diversified (0.21%)			Medical - Wholesale Drug Distribution (0.15%)
Kraft Foods Inc			Cardinal Health Inc
3.30%, 8/11/2010 (a)	$ 375 $	343	4.32%, 10/ 2/2009 (a)	$ 250 $	247

Food - Retail (0.36%)			Medical Products (0.38%)
Safeway Inc			Angiotech Pharmaceuticals Inc
4.12%, 3/27/2009 (a)	625	602	6.56%, 12/ 1/2013 (a)	225	137
			Hospira Inc
Home Equity - Other (1.14%)			4.24%, 3/30/2010 (a)	500	487

Asset Backed Funding Corp NIM Trust					624

5.90%, 7/26/2035 (b)(d)	56	-
			Metal Processors & Fabrication (0.15%)
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)	226	183	Timken Co
			5.75%, 2/15/2010	250	245
First NLC Trust
4.01%, 9/25/2035 (a)	1,000	105
			Mortgage Backed Securities (29.52%)
GSAA Trust
			ACT Depositors Corp
5.69%, 4/25/2034	309	306
			4.86%, 9/22/2041 (a)(c)	353	106
JP Morgan Mortgage Acquisition Corp NIM
			American Home Mortgage Assets
5.80%, 4/25/2036 (b)(c)(d)	158	-
			5.87%, 11/25/2035 (a)	264	150
Mastr Asset Backed NIM Trust
			American Home Mortgage Investment Trust
4.75%, 5/26/2035 (c)(d)	40	-
			4.83%, 9/25/2045 (a)	397	229
Mastr Asset Backed Securities Trust
			Banc of America Alternative Loan Trust
3.91%, 10/25/2035 (a)	475	81
			3.66%, 6/25/2036 (a)	1,337	1,288
New Century Home Equity Loan Trust
			Banc of America Commercial Mortgage Inc
3.96%, 7/25/2035 (a)	1,000	245
			7.33%, 11/15/2031	360	359
Option One Mortgage Loan Trust
3.93%, 8/25/2035 (a)	1,000	157	1.02%, 11/10/2038 (a)	9,666	183
4.06%, 6/25/2037 (a)	1,000	52	0.25%, 7/10/2042	63,464	487
			0.68%, 7/10/2042 (a)	20,012	284
Residential Asset Securities Corp
3.94%, 4/25/2035 (a)	692	298	0.12%, 7/10/2043 (a)(b)	6,165	54
4.01%, 7/25/2035 (a)	1,000	453	0.06%, 10/10/2045	16,944	49

		1,880	0.40%, 7/10/2046 (a)	7,383	113

			Banc of America Mortgage Securities Inc
Home Equity - Sequential (0.38%)			4.08%, 3/25/2034 (a)	343	286
Argent Securities Inc			4.71%, 8/25/2034 (a)	317	287
4.60%, 1/25/2034 (a)	342	339
			Bank of America-First Union NB Commercial
BNC Mortgage Loan Trust			Mortgage
3.43%, 7/25/2037 (a)	455	281	1.77%, 4/11/2037 (a)(b)	9,400	1
Merrill Lynch Mortgage Investors NIM Trust			Bear Stearns Adjustable Rate Mortgage Trust
4.50%, 1/25/2035 (b)(c)(d)(f)	1,313	-	6.42%, 4/25/2034 (a)	109	73

		620	Bear Stearns Alt-A Trust

Investment Companies (0.60%)			5.87%, 5/25/2035 (a)	250	185
Xstrata Finance Dubai Ltd			3.91%, 7/25/2035 (a)	1,000	406
3.15%, 11/13/2009 (a)(b)	1,000	982	3.91%, 8/25/2035 (a)	1,002	70
			Bear Stearns Mortgage Funding Trust
Life & Health Insurance (0.14%)			3.47%, 7/25/2036 (a)	1,009	631
Unum Group			Chase Mortgage Finance Corp
5.86%, 5/15/2009	230	226	5.80%, 3/25/2037 (a)	621	217
			5.01%, 7/25/2037 (a)	234	215
Machinery - Farm (0.19%)			Citicorp Mortgage Securities Inc
Case New Holland Inc			5.50%, 12/25/2033	965	935
6.00%, 6/ 1/2009	325	310	Citigroup Commercial Mortgage Trust
			0.44%, 5/15/2043 (b)	33,800	417

See accompanying notes

385

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Citigroup/Deutsche Bank Commercial			GMAC Commercial Mortgage Securities Inc
Mortgage Trust			0.72%, 5/10/2043 (a)	$ 14,441 $	197
0.43%, 10/15/2048 (a)	$ 11,011 $	188	Greenwich Capital Commercial Funding Corp
0.38%, 12/11/2049 (a)(b)	15,460	266	0.11%, 4/10/2037 (b)	26,051	82
Countrywide Alternative Loan Trust			0.76%, 8/10/2042 (a)(b)	49,278	798
4.36%, 10/25/2034 (a)	625	63	0.30%, 12/10/2049 (a)(b)	17,223	226
4.31%, 2/25/2035 (a)	1,000	811	GS Mortgage Securities Corp II
4.11%, 7/25/2035 (a)	983	225	0.70%, 7/10/2039 (a)(b)	6,822	127
4.02%, 8/25/2035 (a)	2,116	1,122	GSC Capital Corp Mortgage Trust
3.68%, 12/25/2035 (a)	1,381	739	3.52%, 2/25/2036 (a)	228	143
3.61%, 5/25/2036 (a)	976	655	GSR Mortgage Loan Trust
3.66%, 5/25/2036 (a)	1,494	714	4.62%, 9/25/2035 (a)	554	466
6.00%, 5/25/2036	228	223	Heller Financial Commercial Mortgage Asset
			8.22%, 1/17/2034 (a)	600	603
4.59%, 3/20/2046 (a)	1,155	454
			Homebanc Mortgage Trust
Countrywide Asset-Backed NIM Certificates
			3.93%, 7/25/2035 (a)	1,000	354
6.00%, 11/ 8/2036 (b)(d)	491	-
			3.59%, 10/25/2035 (a)	1,897	897
Countrywide Home Loan Mortgage Pass
Through Trust			3.60%, 1/25/2036 (a)	1,745	1,259
4.12%, 7/25/2034 (a)	553	502	Impac CMB Trust
3.56%, 3/25/2035 (a)	288	158	5.46%, 9/25/2034 (a)	116	42
5.53%, 3/20/2036 (a)	420	384	4.24%, 10/25/2034 (a)	623	415
CS First Boston Mortgage Securities Corp			4.81%, 10/25/2034 (a)	292	135
6.38%, 12/16/2035	177	173	4.00%, 11/25/2034 (a)	80	59
0.49%, 7/15/2036 (a)(b)	4,450	66	4.02%, 1/25/2035 (a)	30	20
0.44%, 8/15/2036 (a)(b)	5,554	46	3.57%, 4/25/2035 (a)	779	326
0.50%, 11/15/2036 (a)(b)	10,508	349	3.77%, 8/25/2035 (a)	144	51
0.93%, 1/15/2037 (a)(b)	5,105	98	3.80%, 8/25/2035 (a)	160	51
0.66%, 7/15/2037 (b)	23,304	394	Impac Secured Assets CMN Owner Trust
Downey Savings & Loan Association Mortgage			3.66%, 11/25/2034 (a)	70	42
Loan Trust			Indymac Index Mortgage Loan Trust
4.54%, 4/19/2047 (a)	1,484	558	6.05%, 3/25/2035 (a)	438	239
First Republic Mortgage Loan Trust			5.46%, 5/25/2035 (a)	639	255
4.86%, 8/15/2032 (a)	230	208	5.23%, 6/25/2035 (a)	1,052	688
First Union National Bank Commercial			0.80%, 7/25/2035 (a)	16,923	11
Mortgage
			JP Morgan Alternative Loan Trust
0.90%, 1/12/2043 (a)(b)	25,935	432
			5.40%, 12/25/2036	184	177
First Union National Bank Commercial
Mortgage Securities Inc			JP Morgan Chase Commercial Mortgage
7.84%, 5/17/2032	238	239	Securities Corp
			0.45%, 10/12/2035 (a)(b)	29,654	827
Freddie Mac
			6.04%, 11/15/2035	477	469
4.99%, 7/15/2023 (a)	781	747
			0.22%, 7/12/2037 (b)	69,622	306
6.00%, 3/15/2026	473	481
			0.54%, 10/12/2037 (a)(b)	6,251	206
6.00%, 6/15/2031	393	395
			0.54%, 7/15/2042 (a)	19,965	295
G-Force LLC
3.56%, 12/25/2039 (a)(b)	1,000	712	5.30%, 5/15/2047 (a)	300	265
Ginnie Mae			0.33%, 2/12/2051 (a)	40,587	498
1.57%, 10/16/2012 (a)	6,032	199	JP Morgan Mortgage Trust
4.51%, 10/16/2028 (a)	421	420	4.89%, 4/25/2035 (a)	285	270
3.96%, 6/16/2031	1,079	1,066	6.04%, 10/25/2036 (a)	278	236
1.08%, 2/16/2047 (a)	9,248	422	LB-UBS Commercial Mortgage Trust
			1.25%, 7/15/2035 (b)	17,097	135
0.82%, 3/16/2047 (a)	3,493	169
			1.03%, 2/15/2037 (a)(b)	16,091	245
			0.74%, 7/15/2040 (a)	20,569	412

See accompanying notes

386

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Lehman XS Trust			Washington Mutual Alternative Mortgage
3.63%, 5/25/2046 (a)	$ 1,500 $	350	Pass-Through Certificates
3.79%, 5/25/2046 (a)	1,415	80	3.66%, 7/25/2046 (a)	$ 1,641 $	846
Mastr Seasoned Securities Trust			Wells Fargo Mortgage Backed Securities Trust
5.21%, 10/25/2032 (a)	102	90	5.24%, 4/25/2036 (a)	1,508	876

Merrill Lynch Mortgage Investors Inc					48,673

3.61%, 8/25/2036 (a)	982	444	Mortgage Securities (0.28%)
Merrill Lynch Mortgage Trust			Residential Accredit Loans Inc
5.80%, 5/12/2039 (a)	275	258	3.76%, 2/25/2036 (a)	646	468
0.56%, 5/12/2043	9,997	181
Merrill Lynch/Countrywide Commercial			Multimedia (0.63%)
Mortgage Trust			Time Warner Inc
0.11%, 7/12/2046 (a)(b)	12,973	146	3.03%, 11/13/2009 (a)	500	470
0.12%, 12/12/2049 (a)(b)	38,701	409	Viacom Inc
0.63%, 12/12/2049 (a)	24,349	587	3.17%, 6/16/2009 (a)	600	567

MLCC Mortgage Investors Inc					1,037

3.75%, 7/25/2029 (a)	763	737
			Office Automation & Equipment (0.36%)
Morgan Stanley Capital I
0.94%, 1/13/2041 (a)(b)	18,133	450	Xerox Corp
			3.63%, 12/18/2009 (a)	650	593
3.64%, 8/25/2046 (a)(c)	1,000	250
4.88%, 12/20/2046 (a)(b)	200	26
			Oil Company - Exploration & Production (0.50%)
Residential Funding Mortgage Securities I			Pemex Project Funding Master Trust
3.86%, 7/25/2036 (a)	1,541	1,457	6.55%, 10/15/2009 (a)(b)	500	490
Structured Adjustable Rate Mortgage Loan Trust			4.12%, 6/15/2010 (a)(b)	350	329

3.96%, 8/25/2034 (a)	657	283
					819

Structured Asset Mortgage Investments Inc
3.84%, 8/25/2035 (a)	885	441	Pipelines (0.27%)
6.05%, 8/25/2035 (a)	166	116	Rockies Express Pipeline LLC
3.57%, 2/25/2036 (a)	742	300	5.10%, 8/20/2009 (a)(b)	200	200
3.48%, 5/25/2036 (a)	686	385	Williams Cos Inc
			5.88%, 10/ 1/2010 (a)(b)	250	246

5.26%, 5/25/2036 (a)	134	100
					446

5.29%, 5/25/2036 (a)	524	359
3.94%, 5/25/2045 (a)	786	510	Quarrying (0.18%)
Wachovia Bank Commercial Mortgage Trust			Vulcan Materials Co
0.41%, 6/15/2035 (b)	9,095	218	4.07%, 12/15/2010 (a)	300	298
0.25%, 3/15/2042 (a)(b)	2,902	21
0.64%, 5/15/2044 (a)(b)	19,057	298	Regional Banks (1.46%)
6.05%, 2/15/2051 (a)	300	268	BAC Capital Trust XIII
			3.22%, 3/15/2043 (a)	250	90
WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	289	272	Capital One Financial Corp
			3.10%, 9/10/2009 (a)	250	232
WaMu Mortgage Pass Through Certificates
3.90%, 12/25/2027 (a)	1,070	933	First Union Institutional Capital I
			8.04%, 12/ 1/2026	400	299
4.92%, 8/25/2035 (a)	436	390
			Fleet Capital Trust II
4.83%, 9/25/2035 (a)	530	472	7.92%, 12/11/2026	577	446
5.93%, 9/25/2036 (a)	1,131	1,031	NB Capital Trust II
4.07%, 4/25/2044 (a)	461	314	7.83%, 12/15/2026	750	578
3.93%, 7/25/2045 (a)	772	237	US Bancorp
3.51%, 11/25/2045 (a)	73	67	3.19%, 2/ 4/2010 (a)(f)	270	267
3.81%, 1/25/2046 (a)	996	504	Wells Fargo & Co
3.50%, 11/25/2046 (a)	1,421	580	3.94%, 1/29/2010 (a)	500	491

3.44%, 5/25/2047 (a)	1,796	857			2,403

See accompanying notes

387

Schedule of Investments Ultra Short Bond Fund October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Reinsurance (0.30%)			Telecommunication Services (0.10%)
Berkshire Hathaway Finance Corp			Qwest Corp
5.12%, 1/11/2011 (a)	$ 500 $	488	5.63%, 11/15/2008	$ 170 $	170

REITS - Mortgage (0.37%)			Telephone - Integrated (0.46%)
iStar Financial Inc			Telecom Italia Capital SA
3.37%, 3/16/2009 (a)	375	214	3.28%, 2/ 1/2011 (a)	160	128
3.16%, 9/15/2009 (a)	400	226	5.11%, 7/18/2011 (a)	600	475
3.16%, 3/ 9/2010 (a)	300	168	Telefonica Emisiones SAU

		608	3.12%, 2/ 4/2013 (a)(f)(h)	200	150

					753

REITS - Office Property (0.28%)
HRPT Properties Trust			Tobacco (0.18%)
3.42%, 3/16/2011 (a)	500	456	Reynolds American Inc
			3.52%, 6/15/2011 (a)	350	291
REITS - Warehouse & Industrial (0.30%)
Prologis			Transport - Rail (0.13%)
3.06%, 8/24/2009 (a)	500	487	CSX Corp
			4.88%, 11/ 1/2009	225	214

Rental - Auto & Equipment (0.58%)			TOTAL BONDS	$ 113,769

Erac USA Finance Co
3.71%, 4/30/2009 (a)(b)	500	462	SENIOR FLOATING RATE INTERESTS (0.48%)
3.06%, 8/28/2009 (a)(b)	500	499	Cellular Telecommunications (0.17%)

			Alltel Holdings Corp, Term Loan B
		961

			5.93%, 5/31/2015 (a)	297	282
Retail - Drug Store (0.25%)
CVS/Caremark Corp			Publishing - Periodicals (0.08%)
3.11%, 6/ 1/2010 (a)	450	407	Dex Media East LLC, Term Loan B
			7.02%, 10/17/2014 (a)	245	123
Retail - Regional Department Store (0.14%)
Macys Retail Holdings Inc			Retail - Building Products (0.14%)
4.80%, 7/15/2009	250	237	HD Supply Inc, Term Loan B
			3.89%, 8/30/2012 (a)	317	238
Rubber - Tires (0.14%)
Goodyear Tire & Rubber Co/The			Satellite Telecommunications (0.09%)
6.68%, 12/ 1/2009 (a)	250	229	Telesat Canada Inc, Term Loan B
			8.09%, 9/ 1/2014 (a)	183	139
Sovereign Agency (4.27%)			Telesat Canada Inc, Term Loan DD
Fannie Mae			6.26%, 10/31/2014 (a)	16	12

3.25%, 2/15/2009	5,000	5,009			151

5.38%, 8/15/2009	2,000	2,039

			TOTAL SENIOR FLOATING RATE INTERESTS	$ 794
		7,048

			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (0.66%)
			OBLIGATIONS (20.78%)
Allstate Life Global Funding II			Federal Home Loan Mortgage Corporation
3.41%, 2/26/2010 (a)	750	685	(FHLMC) (0.39%)
Williams Cos Inc Credit Linked Certificate			5.21%, 7/ 1/2033 (a)	180	184
Trust/The			5.20%, 10/ 1/2033 (a)	78	80
6.05%, 5/ 1/2009 (a)(b)	400	397

			5.96%, 12/ 1/2034 (a)	371	380

		1,082

					644

Steel - Producers (0.30%)
			Federal National Mortgage Association (FNMA) (7.47%)
Ispat Inland ULC
			5.69%, 2/ 1/2021 (a)	519	527
9.75%, 4/ 1/2014	500	490
			4.49%, 6/ 1/2032 (a)	415	418
			4.79%, 6/ 1/2032 (a)	157	157
			7.00%, 8/ 1/2032 (a)	425	433

See accompanying notes

388

Schedule of Investments
Ultra Short Bond Fund
October 31, 2008

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			REPURCHASE AGREEMENTS (1.49%)
OBLIGATIONS (continued)			Money Center Banks (1.49%)
Federal National Mortgage Association (FNMA)			BNP Paribas Securities Corporation
(continued)			Repurchase Agreement; 0.20% dated
5.12%, 9/ 1/2032 (a)	$ 400 $	408	10/31/08 maturing 11/03/08 (collateralized
4.14%, 5/ 1/2033 (a)	654	653	by U.S. Government Agency Issues;
3.73%, 6/ 1/2033 (a)	420	420	$489,000; 0.00% - 6.25%; dated 12/23/08
5.06%, 10/ 1/2033 (a)	100	102	- 07/13/37) (i)	$ 485$	485
6.75%, 10/ 1/2033 (a)	77	79	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement;
6.09%, 1/ 1/2034 (a)	242	245	0.15%; dated 10/31/2008 maturing
6.10%, 2/ 1/2034 (a)	153	154	11/03/2008 (collateralized by Sovereign
4.69%, 3/ 1/2034 (a)	701	706	Agency Issues; $2,026,000; 2.75% -
5.33%, 3/ 1/2034 (a)	348	354	5.38%; dated 11/28/08 - 02/13/17)	1,967	1,967

					2,452
5.43%, 3/ 1/2034 (a)	466	466

4.52%, 4/ 1/2034 (a)	343	344	TOTAL REPURCHASE AGREEMENTS	$ 2,452

4.68%, 7/ 1/2034 (a)	739	738	Total Investments	$ 163,690
5.61%, 12/ 1/2034 (a)	315	316	Other Assets in Excess of Liabilities, Net - 0.71%		1,177

6.04%, 12/ 1/2034 (a)	451	465
			TOTAL NET ASSETS - 100.00%	$ 164,867

6.28%, 1/ 1/2035 (a)	64	65
5.46%, 2/ 1/2035 (a)	345	353
5.80%, 2/ 1/2035 (a)	63	63	(a)	Variable Rate. Rate shown is in effect at October 31, 2008.
5.91%, 2/ 1/2035 (a)	664	682	(b)	Security exempt from registration under Rule 144A of the Securities Act
4.37%, 5/ 1/2035 (a)	406	409	of 1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. Unless otherwise
3.48%, 6/ 1/2035 (a)	412	414
			indicated, these securities are not considered illiquid. At the end of the
4.35%, 7/ 1/2035 (a)	1,445	1,451	period, the value of these securities totaled $13,880 or 8.42% of net
4.71%, 7/ 1/2035 (a)	1,045	1,064	assets.
4.94%, 9/ 1/2035 (a)	640	643	(c)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
6.65%, 1/ 1/2036 (a)	181	182

			of these securities totaled $357 or 0.22% of net assets.
		12,311	(d) Security is Illiquid

U.S. Treasury (12.92%)			(e)	Security or a portion of the security was on loan at the end of the period.
4.75%, 11/15/2008	2,000	2,002	(f) Non-Income Producing Security
3.00%, 2/15/2009	2,000	2,012	(g)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
2.63%, 3/15/2009	4,000	4,026
			these securities totaled $162 or 0.10% of net assets.
4.50%, 4/30/2009	5,000	5,084	(h)	Security purchased on a when-issued basis.
4.88%, 5/15/2009	5,000	5,097	(i)	Security was purchased with the cash proceeds from securities loans.
4.88%, 8/15/2009	3,000	3,081

		21,302	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
TOTAL U.S. GOVERNMENT & GOVERNMENT			of investments held by the fund as of the period end were as follows:
AGENCY OBLIGATIONS	$ 34,257

SHORT TERM INVESTMENTS (7.53%)			Unrealized Appreciation	$ 299
Commercial Paper (7.53%)			Unrealized Depreciation		(46,787)

Fortune Brands Inc			Net Unrealized Appreciation (Depreciation)		(46,488)
5.50%, 11/ 5/2008	$ 5,000 $	4,996	Cost for federal income tax purposes		210,178
Investment in Joint Trading Account; HSBC			All dollar amounts are shown in thousands (000's)
Funding
0.25%, 11/ 3/2008	3,711	3,711
Investment in Joint Trading Account;
Prudential Funding
0.30%, 11/ 3/2008	3,711	3,711

		12,418

TOTAL SHORT TERM INVESTMENTS	$ 12,418

See accompanying notes

389

	Schedule of Investments
	Ultra Short Bond Fund
	October 31, 2008
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	38.05%
Government	22.97%
Financial	14.52%
Asset Backed Securities	9.82%
Consumer, Non-cyclical	5.19%
Communications	2.26%
Industrial	2.06%
Utilities	1.25%
Consumer, Cyclical	1.20%
Energy	0.77%
Basic Materials	0.66%
Technology	0.42%
Diversified	0.12%
Other Assets in Excess of Liabilities, Net	0.71%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	10.29%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 2 Year Note; December 2008	Sell	79	$ 16,801	$ 16,972	$ (171)
All dollar amounts are shown in thousands (000's)

See accompanying notes

390

Schedule of Investments West Coast Equity Fund October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.42%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.05%)			Building & Construction Products -
Ceradyne Inc (a)	20,200 $	475	Miscellaneous (0.73%)
			Simpson Manufacturing Co Inc	288,230 $	6,641
Aerospace & Defense (2.55%)
Boeing Co	267,983	14,007	Chemicals - Specialty (0.00%)
			Symyx Technologies (a)	7,416	33
Northrop Grumman Corp	106,500	4,994
Teledyne Technologies Inc (a)	88,500	4,033

			Commercial Banks (1.31%)
		23,034

			Banner Corp	21,197	271
Agricultural Chemicals (0.14%)			Cascade Bancorp	11,000	105
Potash Corp of Saskatchewan	15,075	1,285	City National Corp/CA	131,500	7,039
			East West Bancorp Inc	120,709	2,094
Agricultural Operations (0.18%)			SVB Financial Group (a)	14,600	751
Archer-Daniels-Midland Co	80,600	1,671	Umpqua Holdings Corp	40,327	687
			Westamerica Bancorporation	15,319	877

Airlines (0.77%)
					11,824

Alaska Air Group Inc (a)	142,560	3,521
Cathay Pacific Airways Ltd ADR (a)	580,000	3,422	Commercial Services - Finance (0.33%)

		6,943	Visa Inc	54,100	2,994

Apparel Manufacturers (0.28%)			Computer Aided Design (0.11%)
Columbia Sportswear Co	67,850	2,502	Autodesk Inc (a)	46,000	980

Applications Software (4.00%)			Computers (2.11%)
Actuate Corp (a)	640,090	1,818	Apple Inc (a)	43,050	4,632
Microsoft Corp	1,376,422	30,735	Hewlett-Packard Co	376,800	14,424

Quest Software Inc (a)	269,100	3,566			19,056

		36,119

			Computers - Integrated Systems (0.12%)
Athletic Footwear (1.80%)			Echelon Corp (a)	132,900	1,080
Nike Inc	282,472	16,279
			Computers - Memory Devices (0.02%)
Auto - Car & Light Trucks (0.84%)			NetApp Inc (a)	12,200	165
Toyota Motor Corp ADR	99,550	7,575
			Consumer Products - Miscellaneous (1.72%)
Auto - Medium & Heavy Duty Trucks (1.33%)			Clorox Co	248,030	15,083
Paccar Inc	409,745	11,981	WD-40 Co	15,966	464

					15,547

Auto/Truck Parts & Equipment - Original (0.13%)
Johnson Controls Inc	67,700	1,200	Cosmetics & Toiletries (1.73%)
			Bare Escentuals Inc (a)	73,301	306
Beverages - Non-Alcoholic (0.59%)			Colgate-Palmolive Co	37,560	2,357
Hansen Natural Corp (a)	19,900	504	Estee Lauder Cos Inc/The	70,500	2,541
PepsiCo Inc	85,111	4,852	Procter & Gamble Co	161,200	10,404

		5,356			15,608

Beverages - Wine & Spirits (0.06%)			Diagnostic Kits (0.05%)
Brown-Forman Corp	12,998	590	OraSure Technologies Inc (a)	103,414	477

Building - Mobile Home & Manufactured Housing (0.14%)			Dialysis Centers (0.80%)
Monaco Coach Corp	558,323	1,228	DaVita Inc (a)	127,300	7,224

Building - Residential & Commercial (0.10%)			Disposable Medical Products (0.29%)
KB Home	57,000	951	CR Bard Inc	29,400	2,595

See accompanying notes

391

Schedule of Investments
West Coast Equity Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Distribution & Wholesale (0.00%)			Fiduciary Banks (0.64%)
Building Materials Holding Corp	264 $	-	Northern Trust Corp	103,221 $	5,812

Diversified Banking Institutions (0.34%)			Finance - Investment Banker & Broker (2.59%)
Goldman Sachs Group Inc/The	19,000	1,758	Charles Schwab Corp/The	1,225,837	23,438
JP Morgan Chase & Co	32,850	1,355

		3,113	Food - Miscellaneous/Diversified (0.67%)

			General Mills Inc	48,406	3,279
E-Commerce - Products (0.57%)
			Ralcorp Holdings Inc (a)	41,200	2,788

Amazon.com Inc (a)	63,250	3,621
					6,067

Blue Nile Inc (a)	49,258	1,506

		5,127	Food - Retail (1.49%)

			Dairy Farm International Holdings Ltd ADR	207,803	4,125
E-Commerce - Services (0.02%)
			Kroger Co/The	182,900	5,022
eBay Inc (a)	10,700	163
			Safeway Inc	204,600	4,352

					13,499

Electric - Integrated (0.99%)
Edison International	118,150	4,205	Forestry (1.78%)
PG&E Corp	128,900	4,727	Plum Creek Timber Co Inc	146,700	5,469

		8,932	Weyerhaeuser Co	278,800	10,656

					16,125

Electronic Components - Semiconductors (1.69%)
Intel Corp	586,800	9,389	Gas - Distribution (1.07%)
Lattice Semiconductor Corp (a)	9,468	18	Sempra Energy	227,300	9,681
LSI Corp (a)	243,700	938
Nvidia Corp (a)	97,900	857	Health Care Cost Containment (1.09%)
QLogic Corp (a)	228,100	2,742	McKesson Corp	267,817	9,853
Supertex Inc (a)	54,296	1,310

			Hotels & Motels (0.27%)
		15,254

			Red Lion Hotels Corp (a)(b)	877,885	2,432
Electronic Design Automation (0.06%)
Mentor Graphics Corp (a)	78,200	574	Human Resources (0.85%)
			AMN Healthcare Services Inc (a)	187,923	1,689
Electronic Forms (1.59%)			Resources Connection Inc (a)	169,279	2,935
Adobe Systems Inc (a)	538,900	14,356	Robert Half International Inc	108,300	2,044
			TrueBlue Inc (a)	119,100	992

Electronic Measurement Instruments (0.83%)
					7,660

Flir Systems Inc (a)	28,000	899
Itron Inc (a)	78,750	3,818	Industrial Automation & Robots (0.03%)
Trimble Navigation Ltd (a)	134,398	2,764	Intermec Inc (a)	20,200	262

		7,481

			Instruments - Scientific (2.49%)
Engineering - Research & Development Services (1.11%)			Applied Biosystems Inc	168,200	5,186
Jacobs Engineering Group Inc (a)	275,672	10,043	Dionex Corp (a)	195,388	10,518
			FEI Co (a)	279,125	5,864
Enterprise Software & Services (1.48%)
			Waters Corp (a)	21,600	946

Informatica Corp (a)	166,700	2,342
					22,514

Omnicell Inc (a)	29,327	322
Oracle Corp (a)	437,900	8,009	Internet Application Software (0.21%)
Sybase Inc (a)	100,300	2,671	Art Technology Group Inc (a)	954,419	1,861

		13,344

			Internet Security (0.09%)
Entertainment Software (0.03%)			VeriSign Inc (a)	37,800	801
Electronic Arts Inc (a)	11,423	260

See accompanying notes

392

Schedule of Investments
West Coast Equity Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services (1.79%)			Networking Products (2.01%)
Franklin Resources Inc	237,725 $	16,165	Cisco Systems Inc (a)	909,000 $	16,153
			Polycom Inc (a)	97,100	2,040

Lasers - Systems & Components (0.14%)					18,193

Electro Scientific Industries Inc (a)	148,142	1,240
			Non-Hazardous Waste Disposal (0.75%)
Life & Health Insurance (1.46%)			Waste Connections Inc (a)	199,300	6,746
StanCorp Financial Group Inc	386,600	13,175
			Office Supplies & Forms (0.02%)
Machinery - Material Handling (0.22%)			Avery Dennison Corp	5,400	189
Cascade Corp	60,330	1,992
			Oil - Field Services (0.11%)
Medical - Biomedical/Gene (3.77%)			Schlumberger Ltd	19,350	999
Amgen Inc (a)	167,039	10,004
			Oil & Gas Drilling (0.15%)
Amylin Pharmaceuticals Inc (a)	34,800	355
			Nabors Industries Ltd (a)	93,876	1,350
Dendreon Corp (a)	186,141	916
Genentech Inc (a)	115,090	9,546
			Oil Company - Exploration & Production (5.85%)
Gilead Sciences Inc (a)	203,994	9,353	Apache Corp	110,725	9,116
Invitrogen Corp (a)	13,000	374	Berry Petroleum Co	436,500	10,171
Martek Biosciences Corp (a)	117,599	3,508	EOG Resources Inc	64,550	5,223

		34,056	Occidental Petroleum Corp	510,000	28,325

Medical - Drugs (2.55%)					52,835

Abbott Laboratories	134,415	7,413
			Oil Company - Integrated (3.76%)
Allergan Inc/United States	393,350	15,604	Chevron Corp	397,901	29,683

		23,017	Exxon Mobil Corp	57,700	4,277

Medical - Generic Drugs (0.40%)					33,960

Watson Pharmaceuticals Inc (a)	137,900	3,609
			Power Converter & Supply Equipment (0.05%)
			Sunpower Corp - Class B (a)	16,628	492
Medical - HMO (0.11%)
Health Net Inc (a)	75,760	976
			Property & Casualty Insurance (0.40%)
			Mercury General Corp	71,105	3,653
Medical - Nursing Homes (0.12%)
Sun Healthcare Group Inc (a)	96,430	1,107
			Publicly Traded Investment Fund (0.18%)
			iShares Russell 3000 Index Fund	29,000	1,621
Medical Instruments (0.77%)
Beckman Coulter Inc	65,327	3,261
			Regional Banks (4.89%)
Techne Corp	53,895	3,720	US Bancorp	306,950	9,150

		6,981	Wells Fargo & Co	1,028,368	35,016

Medical Products (2.09%)					44,166

Johnson & Johnson	70,400	4,318
			REITS - Apartments (0.41%)
Mentor Corp	109,500	1,851	Essex Property Trust Inc	38,300	3,727
Stryker Corp	13,900	743
Varian Medical Systems Inc (a)	263,800	12,006	REITS - Healthcare (1.25%)

		18,918	HCP Inc	287,685	8,611

Metal Processors & Fabrication (0.68%)			Nationwide Health Properties Inc	89,288	2,664

Precision Castparts Corp	94,871	6,149			11,275

			REITS - Office Property (0.10%)
Multimedia (1.56%)			Alexandria Real Estate Equities Inc	13,200	918
Walt Disney Co/The	543,110	14,067

See accompanying notes

393

Schedule of Investments
West Coast Equity Fund
October 31, 2008

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Warehouse & Industrial (0.34%)			Transport - Equipment & Leasing (0.18%)
AMB Property Corp	128,815 $	3,095	Greenbrier Cos Inc	198,800 $	1,640

Respiratory Products (0.45%)			Transport - Rail (0.08%)
Resmed Inc (a)	118,500	4,060	Union Pacific Corp	10,525	703

Retail - Apparel & Shoe (0.94%)			Transport - Services (1.61%)
Nordstrom Inc	285,700	5,168	Expeditors International of Washington Inc	446,740	14,586
Ross Stores Inc	101,000	3,302

		8,470	Transport - Truck (0.24%)

			Con-way Inc	64,903	2,209
Retail - Automobile (0.76%)
Copart Inc (a)	197,400	6,889	Travel Services (0.20%)
			Ambassadors Group Inc	176,697	1,845
Retail - Discount (2.78%)
Costco Wholesale Corp	440,190	25,095	Ultra Sound Imaging Systems (0.65%)
			SonoSite Inc (a)	277,955	5,857
Retail - Drug Store (0.29%)
CVS/Caremark Corp	85,765	2,629	Veterinary Diagnostics (0.53%)
			VCA Antech Inc (a)	266,600	4,825
Retail - Restaurants (1.22%)
Jack in the Box Inc (a)	109,100	2,193	Water (0.46%)
Starbucks Corp (a)	674,100	8,851	California Water Service Group	111,900	4,203

		11,044

			Water Treatment Systems (0.01%)
Savings & Loans - Thrifts (1.70%)
			Energy Recovery Inc (a)	16,600	96
Washington Federal Inc	869,892	15,328
			Web Portals (1.25%)
Semiconductor Component - Integrated Circuits (0.45%)
			Google Inc (a)	28,050	10,080
Cypress Semiconductor Corp (a)	115,600	579
			Yahoo! Inc (a)	93,200	1,195

Exar Corp (a)	27,000	180
					11,275

Linear Technology Corp	144,300	3,273

		4,032	Wireless Equipment (0.36%)

			Qualcomm Inc	84,000	3,214
Semiconductor Equipment (0.51%)
Applied Materials Inc	160,400	2,071
			Wound, Burn & Skin Care (0.05%)
Kla-Tencor Corp	67,000	1,557	Obagi Medical Products Inc (a)	51,543	429

Novellus Systems Inc (a)	64,300	1,016

			TOTAL COMMON STOCKS	$ 871,438

		4,644

				Principal
Steel - Producers (0.99%)				Amount	Value
Reliance Steel & Aluminum Co	92,400	2,314		(000's)	(000's)

Schnitzer Steel Industries Inc	247,433	6,663	REPURCHASE AGREEMENTS (4.02%)

		8,977	Money Center Banks (4.02%)

Steel Pipe & Tube (0.15%)			Investment in Joint Trading Account; Bank
Northwest Pipe Co (a)	46,925	1,348	of America Repurchase Agreement;
			0.15%; dated 10/31/2008 maturing
			11/03/2008 (collateralized by Sovereign
Therapeutics (0.13%)			Agency Issues; $18,687,000; 2.75% -
CV Therapeutics Inc (a)	123,423	1,152	5.38%; dated 11/28/08 - 02/13/17)	$ 18,143$	18,143

Toys (0.24%)
Mattel Inc	143,300	2,152

See accompanying notes

394

Schedule of Investments West Coast Equity Fund October 31, 2008

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Morgan Stanley Repurchase Agreement;
0.15%; dated 10/31/2008 maturing
11/03/2008 (collateralized by Sovereign
Agency Issues; $18,687,000; 2.63% -
4.63%; dated 09/09/09 - 06/12/15)	$ 18,143$	18,143

36,286

TOTAL REPURCHASE AGREEMENTS	$ 36,286

Total Investments	$ 907,724
Liabilities in Excess of Other Assets, Net - (0.44)%		(3,933)

TOTAL NET ASSETS - 100.00%	$ 903,791

(a)	Non-Income Producing Security

(b)	As of October 31, 2008, no longer an affiliated security due to decrease in shares held.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 262,838
Unrealized Depreciation	(87,960)

Net Unrealized Appreciation (Depreciation)	174,878
Cost for federal income tax purposes	732,846
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.50%
Financial	21.24%
Technology	12.16%
Consumer, Cyclical	12.09%
Industrial	11.91%
Energy	9.86%
Communications	6.05%
Basic Materials	2.92%
Utilities	2.53%
Exchange Traded Funds	0.18%
Liabilities in Excess of Other Assets, Net	(0.44%)

TOTAL NET ASSETS	100.00%

See accompanying notes

395

Schedule of Investments
West Coast Equity Fund
October 31, 2008

Affiliated Securities

	October 31, 2007		Purchases		Sales		October 31, 2008

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Red Lion Hotels Corp	1,206,085 $	9,864	-	$ -	328,200	$ 2,777	877,885 $	6,360

	$ 9,864			$ -		$ 2,777	$ 6,360

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Red Lion Hotels Corp	$ -			$ (727)			$ -

	$ -			$ (727)			$ -

See accompanying notes

396

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

BOND & MORTGAGE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.50	$ 10.67	$ 10.63	$ 10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.50	0.53	0.47	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)	(0.17)	0.04	(0.27)

Total From Investment Operations	(1.50)	0.36	0.51	(0 .12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)	(0.53)	(0.47)	(0.15)

Total Dividends and Distributions	(0.48)	(0.53)	(0.47)	(0 .15)

Net Asset Value, End of Period	$ 8.52	$ 10.50	$ 10.67	$ 10.63

Total Return(c)	(14.83)%	3.42%	4.93%	(1 .09)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 116,109	$ 162,637	$ 168,767	$ 172,274
Ratio of Expenses to Average Net Assets(e)	0.94%	0.94%	0.94%	0.94%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	N/A	N/A	0.94%	0.94%(f)
Ratio of Net Investment Income to Average Net Assets	5.01%	4.98%	4.42%	3.95%(f)
Portfolio Turnover Rate	302.6%	259.1%	274.5%	202.1%(f),(h)

	2008	2007	2006	2005(a)

BOND & MORTGAGE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.50	$ 10.67	$ 10.64	$ 10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.43	0.46	0.40	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)	(0.17)	0.03	(0 .26)

Total From Investment Operations	(1.57)	0.29	0.43	(0 .14)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)	(0.46)	(0.40)	(0.12)

Total Dividends and Distributions	(0.41)	(0.46)	(0.40)	(0 .12)

Net Asset Value, End of Period	$ 8.52	$ 10.50	$ 10.67	$ 10.64

Total Return(c)	(15.41)%	2.74%	4.15%	(1 .27)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,841	$ 22,624	$ 25,384	$ 28,559
Ratio of Expenses to Average Net Assets(e)	1.60%	1.60%	1.60%	1.60%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	N/A	N/A	1.60%	1.60%(f)
Ratio of Net Investment Income to Average Net Assets	4.35%	4.32%	3.76%	3.30%(f)
Portfolio Turnover Rate	302.6%	259.1%	274.5%	202 .1%(f),(h)

	2008	2007(i)

BOND & MORTGAGE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.50	$ 10.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.41	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)	(0.15)

Total From Investment Operations	(1.59)	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)	(0.36)

Total Dividends and Distributions	(0.40)	(0.36)

Net Asset Value, End of Period	$ 8.51	$ 10.50

Total Return(c)	(15.62)%	1.92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,263	$ 2,445
Ratio of Expenses to Average Net Assets(e)	1.75%	1.75%(f)
Ratio of Net Investment Income to Average Net Assets	4.20%	4.26%(f)
Portfolio Turnover Rate	302.6%	259.1%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

 (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Excludes interest expense paid on borrowings through reverse repurchase agreements.

(h) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

397

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

CALIFORNIA MUNICIPAL FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.74	$ 11.32	$ 11.24	$ 11.42	$ 11.22
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.47(a)	0.47(a)	0.48	0.48	0.49
Net Realized and Unrealized Gain (Loss) on Investments	(1.95)	(0.51)	0.22	(0 .15)	0.20

Total From Investment Operations	(1.48)	(0.04)	0.70	0.33	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.47)	(0.48)	(0.48)	(0.49)
Distributions from Realized Gains	–	(0.07)	(0.14)	(0 .03)	–

Total Dividends and Distributions	(0.47)	(0.54)	(0.62)	(0 .51)	(0.49)

Net Asset Value, End of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42

Total Return(b)	(14.26)%	(0.37)%	6.45%	2.90%	6.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 250,177	$ 273,618	$ 264,924	$ 241,879	$ 232,239
Ratio of Expenses to Average Net Assets	1.07%	1.18%	0.84%	0.84%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	0.83%	0.82%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1.08%	1.18%	0.84%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	4.67%	4.30%	4.26%	4.19%	4.32%
Portfolio Turnover Rate	41.7%	63.7%	29.0%	26.0%	27.0%

	2008	2007	2006	2005	2004

CALIFORNIA MUNICIPAL FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.74	$ 11.32	$ 11.24	$ 11.42	$ 11.22
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.40(a)	0.39(a)	0.39	0.39	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(1.96)	(0.51)	0.22	(0 .15)	0.20

Total From Investment Operations	(1.56)	(0.12)	0.61	0.24	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.39)	(0.39)	(0.39)	(0.40)
Distributions from Realized Gains	–	(0.07)	(0.14)	(0 .03)	–

Total Dividends and Distributions	(0.39)	(0.46)	(0.53)	(0 .42)	(0.40)

Net Asset Value, End of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42

Total Return(b)	(14.93)%	(1.12)%	5.66%	2.13%	5.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 61,118	$ 84,070	$ 132,364	$ 162,534	$ 195,930
Ratio of Expenses to Average Net Assets	1.85%	1.92%	1.58%	1.59%	1.59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1.61%	1.58%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1.85%	1.92%	1.58%	1.59%	1.59%
Ratio of Net Investment Income to Average Net Assets	3.88%	3.53%	3.52%	3.44%	3.58%
Portfolio Turnover Rate	41.7%	63.7%	29.0%	26.0%	27.0%

	2008	2007	2006	2005	2004

CALIFORNIA MUNICIPAL FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.74	$ 11.32	$ 11.24	$ 11.42	$ 11.22
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.38(a)	0.39(a)	0.39	0.39	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(1.95)	(0.51)	0.22	(0 .15)	0.20

Total From Investment Operations	(1.57)	(0.12)	0.61	0.24	0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.39)	(0.39)	(0.39)	(0.40)
Distributions from Realized Gains	–	(0.07)	(0.14)	(0 .03)	–

Total Dividends and Distributions	(0.38)	(0.46)	(0.53)	(0 .42)	(0.40)

Net Asset Value, End of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42

Total Return(b)	(15.01)%	(1.14)%	5.65%	2.13%	5.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,010	$ 5,127	$ 4,413	$ 4,641	$ 5,275
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.59%	1.59%	1.60%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense
and Fees)(c)	1.71%	1.59%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	2.07%	2.49%	1.59%	1.59%	1.60%
Ratio of Net Investment Income to Average Net Assets	3.81%	3.53%	3.52%	3.44%	3.57%
Portfolio Turnover Rate	41.7%	63.7%	29.0%	26.0%	27.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

398

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

DISCIPLINED LARGECAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 17.85	$ 16.07	$ 14.35	$ 14.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14	0.12	0.11	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6.01)	2.13	1.86	0.25

Total From Investment Operations	(5.87)	2.25	1.97	0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.09)	(0.05)	–
Distributions from Realized Gains	(1.92)	(0.38)	(0.20)	–

Total Dividends and Distributions	(2.05)	(0.47)	(0.25)	–

Net Asset Value, End of Period	$ 9.93	$ 17.85	$ 16.07	$ 14.35

Total Return(c)	(36.96)%	14.31%	13.86%	1.92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 218,451	$ 690,007	$ 95,018	$ 88,400
Ratio of Expenses to Average Net Assets(e)	1.00%	0.89%	1.20%	1.11%(f)
Ratio of Net Investment Income to Average Net Assets	1.03%	0.74%	0.70%	0.40%(f)
Portfolio Turnover Rate	121.7%	101.4%(g)	92.4%	86 .7%(f),(h)

	2008	2007	2006	2005(a)

DISCIPLINED LARGECAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 17.62	$ 15.94	$ 14.32	$ 14.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.05)	(0.03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(5.93)	2.11	1.85	0.25

Total From Investment Operations	(5.93)	2.06	1.82	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	(1.92)	(0.38)	(0.20)	–

Total Dividends and Distributions	(1.92)	(0.38)	(0.20)	–

Net Asset Value, End of Period	$ 9.77	$ 17.62	$ 15.94	$ 14.32

Total Return(c)	(37.61)%	13.14%	12.82%	1.70%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,190	$ 61,799	$ 13,117	$ 14,390
Ratio of Expenses to Average Net Assets(e)	2.04%	1.91%	2.14%	1.78%(f)
Ratio of Net Investment Income to Average Net Assets	(0.03)%	(0.27)%	(0.22)%	(0 .27)%(f)
Portfolio Turnover Rate	121.7%	101.4%(g)	92.4%	86 .7%(f),(h)

	2008	2007(i)

DISCIPLINED LARGECAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 17.71	$ 16.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(5.96)	1.48

Total From Investment Operations	(5.94)	1.45
Less Dividends and Distributions:
Distributions from Realized Gains	(1.92)	–

Total Dividends and Distributions	(1.92)	–

Net Asset Value, End of Period	$ 9.85	$ 17.71

Total Return(c)	(37.46)%	8.92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,526	$ 2,480
Ratio of Expenses to Average Net Assets(e)	1.82%	1.82%(f)
Ratio of Net Investment Income to Average Net Assets	0.17%	(0.21)%(f)
Portfolio Turnover Rate	121.7%	101.4%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(h) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

399

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

DIVERSIFIED INTERNATIONAL FUND

Class A shares

Net Asset Value, Beginning of Period	$ 17.33	$ 14.33	$ 11.43	$ 10.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.15	0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(7.97)	4.26	3.28	1.07

Total From Investment Operations	(7.81)	4.41	3.39	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.14)	(0.03)	–
Distributions from Realized Gains	(1.97)	(1.27)	(0.46)	–

Total Dividends and Distributions	(2.09)	(1.41)	(0.49)	–

Net Asset Value, End of Period	$ 7.43	$ 17.33	$ 14.33	$ 11.43

Total Return(c)	(50.60)%	33.39%	30.57%	10.43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 257,621	$ 699,188	$ 366,675	$ 291,878
Ratio of Expenses to Average Net Assets(e)	1.39%	1.30%	1.41%	1.38%(f)
Ratio of Net Investment Income to Average Net Assets	1.30%	0.99%	0.84%	0.13%(f)
Portfolio Turnover Rate	101.5%	111.3%(g)	107.5%	202.7%(f),(h)

	2008	2007	2006	2005(a)

DIVERSIFIED INTERNATIONAL FUND

Class B shares

Net Asset Value, Beginning of Period	$ 17.21	$ 14.26	$ 11.41	$ 10.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	–	0.02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(7.92)	4.25	3.29	1.08

Total From Investment Operations	(7.87)	4.25	3.31	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	–	–
Distributions from Realized Gains	(1.97)	(1.27)	(0.46)	–

Total Dividends and Distributions	(1.97)	(1.30)	(0.46)	–

Net Asset Value, End of Period	$ 7.37	$ 17.21	$ 14.26	$ 11.41

Total Return(c)	(51.01)%	32.17%	29.88%	10.24%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 27,621	$ 74,783	$ 48,040	$ 43,285
Ratio of Expenses to Average Net Assets(e)	2.34%	2.26%	2.10%	1.99%(f)
Ratio of Net Investment Income to Average Net Assets	0.41%	0.01%	0.14%	(0 .48)%(f)
Portfolio Turnover Rate	101.5%	111.3%(g)	107.5%	202 .7%(f),(h)

	2008	2007(i)

DIVERSIFIED INTERNATIONAL FUND

Class C shares

Net Asset Value, Beginning of Period	$ 17.22	$ 13.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(7.95)	3.48

Total From Investment Operations	(7.86)	3.51
Less Dividends and Distributions:
Distributions from Realized Gains	(1.97)	–

Total Dividends and Distributions	(1.97)	–

Net Asset Value, End of Period	$ 7.39	$ 17.22

Total Return(c)	(50.91)%	25.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,322	$ 22,837
Ratio of Expenses to Average Net Assets(e)	2.08%	2.08%(f)
Ratio of Net Investment Income to Average Net Assets	0.73%	0.24%(f)
Portfolio Turnover Rate	101.5%	111.3%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(h) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

400

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

EQUITY INCOME FUND(a)

Class A shares

Net Asset Value, Beginning of Period	$ 23.81	$ 22.43	$ 20.07	$ 17.79	$ 15.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.39	0.37	0.33	0.41	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(7.96)	2.54	3.00	2.25	2.33

Total From Investment Operations	(7.57)	2.91	3.33	2.66	2.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)	(0.33)	(0.34)	(0.38)	(0.29)
Distributions from Realized Gains	(2.04)	(1.20)	(0.63)	–	–

Total Dividends and Distributions	(2.43)	(1.53)	(0.97)	(0 .38)	(0.29)

Net Asset Value, End of Period	$ 13.81	$ 23.81	$ 22.43	$ 20.07	$ 17.79

Total Return(c)	(35.04)%	13.59%	17.16%	15.06%	17.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 712,089	$ 1,894,426	$ 1,514,188	$ 887,828	$ 438,776
Ratio of Expenses to Average Net Assets	0.94%	0.84%	0.87%	0.90%	0.91%
Ratio of Gross Expenses to Average Net Assets(d)	–	0.84%	0.87%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.06%	1.60%	1.56%	2.13%	1.74%
Portfolio Turnover Rate	75.8%	85.6%(e)	81.0%	32.0%	20.0%

	2008	2007	2006	2005	2004

EQUITY INCOME FUND(a)

Class B shares

Net Asset Value, Beginning of Period	$ 23.62	$ 22.26	$ 19.93	$ 17.67	$ 15.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23	0.17	0.15	0.24	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(7.89)	2.53	2.98	2.24	2.30

Total From Investment Operations	(7.66)	2.70	3.13	2.48	2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.14)	(0.17)	(0.22)	(0.13)
Distributions from Realized Gains	(2.04)	(1.20)	(0.63)	–	–

Total Dividends and Distributions	(2.28)	(1.34)	(0.80)	(0 .22)	(0.13)

Net Asset Value, End of Period	$ 13.68	$ 23.62	$ 22.26	$ 19.93	$ 17.67

Total Return(c)	(35.61)%	12.68%	16.16%	14.07%	16.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 177,768	$ 391,824	$ 330,900	$ 226,390	$ 144,144
Ratio of Expenses to Average Net Assets	1.80%	1.68%	1.73%	1.78%	1.81%
Ratio of Gross Expenses to Average Net Assets(d)	–	1.68%	1.73%	1.78%	1.81%
Ratio of Net Investment Income to Average Net Assets	1.24%	0.76%	0.70%	1.25%	0.84%
Portfolio Turnover Rate	75.8%	85.6%(e)	81.0%	32.0%	20.0%

	2008	2007	2006	2005	2004

EQUITY INCOME FUND(a)

Class C shares

Net Asset Value, Beginning of Period	$ 23.42	$ 22.08	$ 19.79	$ 17.57	$ 15.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.25	0.19	0.16	0.26	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(7.82)	2.51	2.96	2.22	2.30

Total From Investment Operations	(7.57)	2.70	3.12	2.48	2.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)	(0.16)	(0.20)	(0 .26)	(0.18)
Distributions from Realized Gains	(2.04)	(1.20)	(0.63)	–	–

Total Dividends and Distributions	(2.30)	(1.36)	(0.83)	(0 .26)	(0.18)

Net Asset Value, End of Period	$ 13.55	$ 23.42	$ 22.08	$ 19.79	$ 17.57

Total Return(c)	(35.55)%	12.72%	16.28%	14.16%	16.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 134,522	$ 299,675	$ 251,685	$ 128,523	$ 33,770
Ratio of Expenses to Average Net Assets	1.70%	1.61%	1.64%	1.68%	1.70%
Ratio of Gross Expenses to Average Net Assets(d)	–	1.61%	1.64%	1.68%	1.70%
Ratio of Net Investment Income to Average Net Assets	1.33%	0.83%	0.79%	1.35%	0.95%
Portfolio Turnover Rate	75.8%	85.6%(e)	81.0%	32.0%	20.0%
(a)	Effective June 13, 2008, Equity Income Fund I changed its name to Equity Income Fund.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

(e)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

See accompanying notes.

401

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

GLOBAL REAL ESTATE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(5.02)	0.07

Total From Investment Operations	(4.86)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	–

Total Dividends and Distributions	(0.18)	–

Net Asset Value, End of Period	$ 5.04	$ 10.08

Total Return(c)	(48.89)%(d)	0.80%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,704	$ 2,139
Ratio of Expenses to Average Net Assets(f)	1.45%	1.45%(g)
Ratio of Net Investment Income to Average Net Assets	2.06%	1.31%(g)
Portfolio Turnover Rate	100.9%	86.7%(g)

	2008	2007(a)

GLOBAL REAL ESTATE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.07	$ 10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10	–
Net Realized and Unrealized Gain (Loss) on Investments	(5.05)	0.07

Total From Investment Operations	(4.95)	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	–

Total Dividends and Distributions	(0.13)	–

Net Asset Value, End of Period	$ 4.99	$ 10.07

Total Return(c)	(49.64)%	0.70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 932	$ 1,546
Ratio of Expenses to Average Net Assets(f)	2.20%	2.20%(g)
Ratio of Net Investment Income to Average Net Assets	1.23%	0.50%(g)
Portfolio Turnover Rate	100.9%	86.7%(g)

(a) Period from October 1, 2007, date shares first offered, through October 31, 2007.

 (b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit.

(g) Computed on an annualized basis.

See accompanying notes.

402

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

GOVERNMENT & HIGH QUALITY BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.06	$ 10.13	$ 10.11	$ 10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.45	0.44	0.41	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	(0.06)	0.02	(0 .25)

Total From Investment Operations	(0.29)	0.38	0.43	(0 .13)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)	(0.45)	(0.41)	(0 .14)

Total Dividends and Distributions	(0.43)	(0.45)	(0.41)	(0 .14)

Net Asset Value, End of Period	$ 9.34	$ 10.06	$ 10.13	$ 10.11

Total Return(c)	(3.04)%	3.84%	4.38%	(1 .28)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 170,968	$ 194,295	$ 211,705	$ 244,381
Ratio of Expenses to Average Net Assets	0.90%	0.88%	0.96%	0.81%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	0.85%	0.77%(e)
Ratio of Net Investment Income to Average Net Assets	4.51%	4.39%	4.03%	3.35%(e)
Portfolio Turnover Rate	268.0%	261.5%	271.5%	542.3%(e),(g)

	2008	2007	2006	2005(a)

GOVERNMENT & HIGH QUALITY BOND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.06	$ 10.13	$ 10.11	$ 10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36	0.35	0.32	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)	(0.06)	0.02	(0 .26)

Total From Investment Operations	(0.38)	0.29	0.34	(0 .17)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)	(0.36)	(0.32)	(0.10)

Total Dividends and Distributions	(0.34)	(0.36)	(0.32)	(0 .10)

Net Asset Value, End of Period	$ 9.34	$ 10.06	$ 10.13	$ 10.11

Total Return(c)	(3.91)%	2.94%	3.48%	(1 .62)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,602	$ 33,667	$ 38,018	$ 47,116
Ratio of Expenses to Average Net Assets	1.79%	1.78%	1.79%	1.74%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	1.68%	1.69%(e)
Ratio of Net Investment Income to Average Net Assets	3.63%	3.49%	3.19%	2.42%(e)
Portfolio Turnover Rate	268.0%	261.5%	271.5%	542 .3%(e),(g)

	2008	2007(h)

GOVERNMENT & HIGH QUALITY BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.07	$ 10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)	(0.04)

Total From Investment Operations	(0.37)	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	(0.30)

Total Dividends and Distributions	(0.35)	(0.30)

Redemption fees	0.01	–

Net Asset Value, End of Period	$ 9.36	$ 10.07

Total Return(c)	(3.69)%	2.56%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,666	$ 1,506
Ratio of Expenses to Average Net Assets(i)	1.65%	1.65%(e)
Ratio of Net Investment Income to Average Net Assets	3.83%	3.63%(e)
Portfolio Turnover Rate	268.0%	261.5%

(a)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements.

(g)	Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Income Fund, Inc.

(h)

Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

403

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

HIGH YIELD FUND(a)

Class A shares

Net Asset Value, Beginning of Period	$ 8.75	$ 8.79	$ 8.23	$ 8.28	$ 7.88
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.59(b)	0.59(b)	0.61	0.56	0.58
Net Realized and Unrealized Gain (Loss) on Investments	(2.42)	0.21	0.55	(0 .03)	0.43

Total From Investment Operations	(1.83)	0.80	1.16	0.53	1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.60)	(0.66)	(0.60)	(0 .58)	(0.61)
Distributions from Realized Gains	(0.24)	(0.18)	–	–	–

Total Dividends and Distributions	(0.84)	(0.84)	(0.60)	(0 .58)	(0.61)

Net Asset Value, End of Period	$ 6.08	$ 8.75	$ 8.79	$ 8.23	$ 8.28

Total Return(c)	(22.77)%	9.63%	14.63%	6.56%	13.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 765,971	$ 809,318	$ 422,747	$ 111,164	$ 85,190
Ratio of Expenses to Average Net Assets	0.92%	0.85%	0.90%	0.92%	0.93%
Ratio of Gross Expenses to Average Net Assets(d)	–	0.85%	0.90%	0.92%	0.93%
Ratio of Net Investment Income to Average Net Assets	7.48%	6.74%	7.31%	6.76%	7.11%
Portfolio Turnover Rate	28.8%	47.4%	85.0%	94.0%	82.0%

	2008	2007	2006	2005	2004

HIGH YIELD FUND(a)

Class B shares

Net Asset Value, Beginning of Period	$ 8.80	$ 8.83	$ 8.27	$ 8.32	$ 7.91
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.53(b)	0.52(b)	0.55	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(2.44)	0.22	0.55	(0 .03)	0.44

Total From Investment Operations	(1.91)	0.74	1.10	0.47	0.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.54)	(0.59)	(0.54)	(0.52)	(0.55)
Distributions from Realized Gains	(0.24)	(0.18)	–	–	–

Total Dividends and Distributions	(0.78)	(0.77)	(0.54)	(0 .52)	(0.55)

Net Asset Value, End of Period	$ 6.11	$ 8.80	$ 8.83	$ 8.27	$ 8.32

Total Return(c)	(23.55)%	8.82%	13.72%	5.75%	12.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,140	$ 82,104	$ 83,143	$ 73,667	$ 80,036
Ratio of Expenses to Average Net Assets	1.71%	1.65%	1.66%	1.68%	1.69%
Ratio of Gross Expenses to Average Net Assets(d)	–	1.68%	1.66%	1.68%	1.69%
Ratio of Net Investment Income to Average Net Assets	6.64%	5.95%	6.55%	6.00%	6.35%
Portfolio Turnover Rate	28.8%	47.4%	85.0%	94.0%	82.0%

	2008	2007	2006	2005	2004

HIGH YIELD FUND(a)

Class C shares

Net Asset Value, Beginning of Period	$ 8.79	$ 8.83	$ 8.27	$ 8.32	$ 7.91
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.53(b)	0.52(b)	0.55	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(2.43)	0.22	0.55	(0 .03)	0.44

Total From Investment Operations	(1.90)	0.74	1.10	0.47	0.96
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.54)	(0.60)	(0.54)	(0.52)	(0.55)
Distributions from Realized Gains	(0.24)	(0.18)	–	–	–

Total Dividends and Distributions	(0.78)	(0.78)	(0.54)	(0 .52)	(0.55)

Net Asset Value, End of Period	$ 6.11	$ 8.79	$ 8.83	$ 8.27	$ 8.32

Total Return(c)	(23.43)%	8.76%	13.74%	5.77%	12.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 120,324	$ 139,417	$ 76,883	$ 38,475	$ 33,318
Ratio of Expenses to Average Net Assets	1.70%	1.63%	1.65%	1.66%	1.68%
Ratio of Gross Expenses to Average Net Assets(d)	–	1.63%	1.65%	1.66%	1.68%
Ratio of Net Investment Income to Average Net Assets	6.69%	5.97%	6.56%	6.02%	6.36%
Portfolio Turnover Rate	28.8%	47.4%	85.0%	94.0%	82.0%

(a)	Effective June 13, 2008, High Yield Fund II changed its name to High Yield Fund.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

404

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

INCOME FUND

Class A shares

Net Asset Value, Beginning of Period	$ 8.99	$ 9.09	$ 9.05	$ 9.46	$ 9.35
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.47(a)	0.46(a)	0.48	0.45	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)	(0.06)	0.05	(0 .38)	0.15

Total From Investment Operations	(0.67)	0.40	0.53	0.07	0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.49)	(0.50)	(0.49)	(0.48)	(0.50)

Total Dividends and Distributions	(0.49)	(0.50)	(0.49)	(0 .48)	(0.50)

Net Asset Value, End of Period	$ 7.83	$ 8.99	$ 9.09	$ 9.05	$ 9.46

Total Return(b)	(7.90)%	4.47%	6.02%	0.75%	6.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 122,603	$ 145,964	$ 143,590	$ 147,521	$ 147,695
Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.89%	0.91%	0.92%
Ratio of Gross Expenses to Average Net Assets(c)	–	0.90%	0.89%	0.91%	0.92%
Ratio of Net Investment Income to Average Net Assets	5.32%	5.13%	5.27%	4.83%	4.90%
Portfolio Turnover Rate	15.5%	15.2%	26.0%	20.0%	24.0%

	2008	2007	2006	2005	2004

INCOME FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.02	$ 9.12	$ 9.08	$ 9.49	$ 9.37
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.41(a)	0.40(a)	0.41	0.38	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)	(0.07)	0.05	(0 .38)	0.16

Total From Investment Operations	(0.75)	0.33	0.46	–	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)	(0.43)	(0.42)	(0.41)	(0.43)

Total Dividends and Distributions	(0.42)	(0.43)	(0.42)	(0 .41)	(0.43)

Net Asset Value, End of Period	$ 7.85	$ 9.02	$ 9.12	$ 9.08	$ 9.49

Total Return(b)	(8.67)%	3.69%	5.23%	0.02%	6.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 51,278	$ 77,832	$ 99,751	$ 128,067	$ 152,065
Ratio of Expenses to Average Net Assets	1.64%	1.65%	1.65%	1.65%	1.65%
Ratio of Gross Expenses to Average Net Assets(c)	–	1.66%	1.65%	1.65%	1.65%
Ratio of Net Investment Income to Average Net Assets	4.57%	4.38%	4.51%	4.09%	4.17%
Portfolio Turnover Rate	15.5%	15.2%	26.0%	20.0%	24.0%

	2008	2007	2006	2005	2004

INCOME FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.02	$ 9.12	$ 9.08	$ 9.49	$ 9.37
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.41(a)	0.40(a)	0.41	0.38	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)	(0.07)	0.05	(0 .38)	0.16

Total From Investment Operations	(0.75)	0.33	0.46	–	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)	(0.43)	(0.42)	(0.41)	(0.43)

Total Dividends and Distributions	(0.42)	(0.43)	(0.42)	(0 .41)	(0.43)

Net Asset Value, End of Period	$ 7.85	$ 9.02	$ 9.12	$ 9.08	$ 9.49

Total Return(b)	(8.68)%	3.71%	5.23%	0.01%	6.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,103	$ 12,107	$ 10,412	$ 10,761	$ 11,580
Ratio of Expenses to Average Net Assets	1.65%	1.65%	1.64%	1.66%	1.65%
Ratio of Gross Expenses to Average Net Assets(c)	–	1.84%	1.64%	1.66%	1.65%
Ratio of Net Investment Income to Average Net Assets	4.59%	4.37%	4.52%	4.08%	4.17%
Portfolio Turnover Rate	15.5%	15.2%	26.0%	20.0%	24.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

405

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

INFLATION PROTECTION FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.53	$ 9.67	$ 9.85	$ 10.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.49	0.41	0.54	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(2.04)	(0.14)	(0.21)	(0 .32)

Total From Investment Operations	(1.55)	0.27	0.33	(0 .11)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.72)	(0.41)	(0.50)	(0 .17)
Distributions from Realized Gains	–	–	(0.01)	–
Tax Return of Capital Distribution	(0.12)	–	–	–

Total Dividends and Distributions	(0.84)	(0.41)	(0.51)	(0 .17)

Redemption fees	0.01	–	–	–

Net Asset Value, End of Period	$ 7.15	$ 9.53	$ 9.67	$ 9.85

Total Return(c)	(17.81)%	2.88%	3.38%	(1 .09)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,167	$ 4,223	$ 3,851	$ 1,508
Ratio of Expenses to Average Net Assets(e)	0.90%	0.90%	0.95%	1.10%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	N/A	N/A	0.95%	1.10%(f)
Ratio of Net Investment Income to Average Net Assets	5.54%	4.34%	5.57%	6.26%(f)
Portfolio Turnover Rate	32.3%	88.2%	51.4%	45.5%(f)

	2008	2007(h)

INFLATION PROTECTION FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.56	$ 9.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.43	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)	0.07

Total From Investment Operations	(1.62)	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)	(0.30)
Tax Return of Capital Distribution	(0.10)	–

Total Dividends and Distributions	(0.77)	(0.30)

Net Asset Value, End of Period	$ 7.17	$ 9.56

Total Return(c)	(18.45)%	4.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,808	$ 838
Ratio of Expenses to Average Net Assets(e)	1.65%	1.65%(f)
Ratio of Net Investment Income to Average Net Assets	4.89%	4.06%(f)
Portfolio Turnover Rate	32.3%	88.2%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through
January 16, 2007.

See accompanying notes.

406

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

INTERNATIONAL EMERGING MARKETS FUND

Class A shares

Net Asset Value, Beginning of Period	$ 39.50	$ 24.63	$ 19.43	$ 17.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21	0.25	0.14	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(20.16)	16.45	7.04	2.05

Total From Investment Operations	(19.95)	16.70	7.18	2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.08)	(0.05)	–
Distributions from Realized Gains	(5.69)	(1.75)	(1.93)	–

Total Dividends and Distributions	(5.79)	(1.83)	(1.98)	–

Net Asset Value, End of Period	$ 13.76	$ 39.50	$ 24.63	$ 19.43

Total Return(c)	(58.51)%	72.31%	39.48%	12 .18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 85,229	$ 225,132	$ 83,566	$ 55,053
Ratio of Expenses to Average Net Assets	1.81%	1.74%	1.98%	1.98%(e)
Ratio of Net Investment Income to Average Net Assets	0.78%	0.86%	0.63%	0.91%(e)
Portfolio Turnover Rate	127.6%	141.6%	134.0%	181 .2%(e),(f)

	2008	2007	2006	2005(a)

INTERNATIONAL EMERGING MARKETS FUND

Class B shares

Net Asset Value, Beginning of Period	$ 38.83	$ 24.37	$ 19.34	$ 17.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)	–	(0.04)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(19.71)	16.21	7.00	2.05

Total From Investment Operations	(19.75)	16.21	6.96	2.02
Less Dividends and Distributions:
Distributions from Realized Gains	(5.69)	(1.75)	(1.93)	–

Total Dividends and Distributions	(5.69)	(1.75)	(1.93)	–

Net Asset Value, End of Period	$ 13.39	$ 38.83	$ 24.37	$ 19.34

Total Return(c)	(58.91)%	70.81%	38.41%	11.66%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,272	$ 33,457	$ 14,597	$ 9,520
Ratio of Expenses to Average Net Assets	2.72%	2.62%	2.81%	3.38%(e)
Ratio of Net Investment Income to Average Net Assets	(0.17)%	(0.01)%	(0.16)%	(0 .48)%(e)
Portfolio Turnover Rate	127.6%	141.6%	134.0%	181 .2%(e),(f)

	2008	2007(g)

INTERNATIONAL EMERGING MARKETS FUND

Class C shares

Net Asset Value, Beginning of Period	$ 39.30	$ 25.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(20.00)	13.99

Total From Investment Operations	(20.03)	13.98
Less Dividends and Distributions:
Distributions from Realized Gains	(5.69)	–

Total Dividends and Distributions	(5.69)	–

Redemption fees	–	0.01

Net Asset Value, End of Period	$ 13.58	$ 39.30

Total Return(c)	(58.91)%	55.43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,248	$ 10,276
Ratio of Expenses to Average Net Assets(h)	2.79%	2.80%(e)
Ratio of Net Investment Income to Average Net Assets	(0.12)%	(0.01)%(e)
Portfolio Turnover Rate	127.6%	141.6%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

407

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

INTERNATIONAL GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 15.53	$ 15.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(7.46)	0.54

Total From Investment Operations	(7.34)	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	–
Distributions from Realized Gains	(1.22)	–

Total Dividends and Distributions	(1.25)	–

Redemption fees	0.01	–

Net Asset Value, End of Period	$ 6.95	$ 15.53

Total Return(c)	(51.07)%	3.53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,760	$ 375
Ratio of Expenses to Average Net Assets(e)	1.60%	1.60%(f)
Ratio of Net Investment Income to Average Net Assets	1.03%	(0.47)%(f)
Portfolio Turnover Rate	125.2%	129.4%(f)

	2008	2007(a)

INTERNATIONAL GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 15.52	$ 15.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(7.37)	0.54

Total From Investment Operations	(7.35)	0.52
Less Dividends and Distributions:
Distributions from Realized Gains	(1.22)	–

Total Dividends and Distributions	(1.22)	–

Net Asset Value, End of Period	$ 6.95	$ 15.52

Total Return(c)	(51.14)%	3.47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 246	$ 22
Ratio of Expenses to Average Net Assets(e)	2.35%	2.35%(f)
Ratio of Net Investment Income to Average Net Assets	0.22%	(1.36)%(f)
Portfolio Turnover Rate	125.2%	129.4%(f)

(a)	Period from October 1, 2007, date shares first offered, through October 31, 2007.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Computed on an annualized basis.

See accompanying notes.

408

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP BLEND FUND I(b)

Class A shares

Net Asset Value, Beginning of Period	$ 10.57	$ 9.46	$ 8.36	$ 8.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08	0.07	0.06	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(3.88)	1.05	1.10	0.15

Total From Investment Operations	(3.80)	1.12	1.16	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)	(0.01)	(0.03)	–
Distributions from Realized Gains	(0.28)	–	(0.03)	–

Total Dividends and Distributions	(0.33)	(0.01)	(0.06)	–

Net Asset Value, End of Period	$ 6.44	$ 10.57	$ 9.46	$ 8.36

Total Return(d)	(37.03)%	11.81%	13.97%	1.95%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 82,298	$ 145,312	$ 138,832	$ 126,739
Ratio of Expenses to Average Net Assets	1.11%	1.11%	1.11%	1.04%(f)
Ratio of Net Investment Income to Average Net Assets	0.96%	0.70%	0.69%	0.41%(f)
Portfolio Turnover Rate	100.6%	106.2%	65.1%	148.8%(f),(g)

	2008	2007	2006	2005(a)

LARGECAP BLEND FUND I(b)

Class B shares

Net Asset Value, Beginning of Period	$ 10.39	$ 9.39	$ 8.35	$ 8.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	–	(0.03)	(0.02)	–
Net Realized and Unrealized Gain (Loss) on Investments	(3.81)	1.03	1.09	0.15

Total From Investment Operations	(3.81)	1.00	1.07	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	(0.28)	–	(0.03)	–

Total Dividends and Distributions	(0.28)	–	(0.03)	–

Net Asset Value, End of Period	$ 6.30	$ 10.39	$ 9.39	$ 8.35

Total Return(d)	(37.62)%	10.65%	12.87%	1.83%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,947	$ 13,747	$ 17,761	$ 21,617
Ratio of Expenses to Average Net Assets	2.07%	2.15%	2.05%	1.47%(f)
Ratio of Net Investment Income to Average Net Assets	0.02%	(0.34)%	(0.24)%	(0 .02)%(f)
Portfolio Turnover Rate	100.6%	106.2%	65.1%	148 .8%(f),(g)

	2008	2007(h)

LARGECAP BLEND FUND I(b)

Class C shares

Net Asset Value, Beginning of Period	$ 10.52	$ 9.84
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(3.88)	0.70

Total From Investment Operations	(3.86)	0.68
Less Dividends and Distributions:
Distributions from Realized Gains	(0.28)	–

Total Dividends and Distributions	(0.28)	–

Net Asset Value, End of Period	$ 6.38	$ 10.52

Total Return(d)	(37.63)%	6.91%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 581	$ 970
Ratio of Expenses to Average Net Assets(i)	1.90%	1.90%(f)
Ratio of Net Investment Income to Average Net Assets	0.19%	(0.29)%(f)
Portfolio Turnover Rate	100.6%	106.2%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners LargeCap Blend Fund I changed its name to LargeCap Blend Fund I.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.10 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

409

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP BLEND FUND II(b)

Class A shares

Net Asset Value, Beginning of Period	$ 12.45	$ 11.41	$ 10.35	$ 10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06	0.04	0.05	–
Net Realized and Unrealized Gain (Loss) on Investments	(4.22)	1.61	1.47	0.05

Total From Investment Operations	(4.16)	1.65	1.52	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.04)	(0.02)	–
Distributions from Realized Gains	(1.04)	(0.57)	(0.44)	–

Total Dividends and Distributions	(1.07)	(0.61)	(0.46)	–

Net Asset Value, End of Period	$ 7.22	$ 12.45	$ 11.41	$ 10.35

Total Return(d)	(36.29)%	15.07%	15.08%	0.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,841	$ 68,879	$ 59,400	$ 52,211
Ratio of Expenses to Average Net Assets	1.35%	1.40%	1.40%	1.44%(f)
Ratio of Net Investment Income to Average Net Assets	0.61%	0.32%	0.45%	(0 .01)%(f)
Portfolio Turnover Rate	60.0%	53.2%	52.1%	51 .8%(f),(g)

	2008	2007	2006	2005(a)

LARGECAP BLEND FUND II(b)

Class B shares

Net Asset Value, Beginning of Period	$ 12.33	$ 11.33	$ 10.32	$ 10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.04)	(0.02)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(4.17)	1.61	1.47	0.05

Total From Investment Operations	(4.19)	1.57	1.45	0.02
Less Dividends and Distributions:
Distributions from Realized Gains	(1.04)	(0.57)	(0.44)	–

Total Dividends and Distributions	(1.04)	(0.57)	(0.44)	–

Net Asset Value, End of Period	$ 7.10	$ 12.33	$ 11.33	$ 10.32

Total Return(d)	(36.82)%	14.37%	14.40%	0.19%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,273	$ 27,824	$ 25,615	$ 22,978
Ratio of Expenses to Average Net Assets	2.16%	2.09%	2.00%	2.15%(f)
Ratio of Net Investment Income to Average Net Assets	(0.19)%	(0.37)%	(0.15)%	(0 .71)%(f)
Portfolio Turnover Rate	60.0%	53.2%	52.1%	51 .8%(f),(g)

	2008	2007(h)

LARGECAP BLEND FUND II(b)

Class C shares

Net Asset Value, Beginning of Period	$ 12.38	$ 11.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(4.19)	1.07

Total From Investment Operations	(4.21)	1.01
Less Dividends and Distributions:
Distributions from Realized Gains	(1.04)	–

Total Dividends and Distributions	(1.04)	–

Net Asset Value, End of Period	$ 7.13	$ 12.38

Total Return(d)	(36.84)%	8.88%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 922	$ 1,182
Ratio of Expenses to Average Net Assets(i)	2.20%	2.20%(f)
Ratio of Net Investment Income to Average Net Assets	(0.25)%	(0.65)%(f)
Portfolio Turnover Rate	60.0%	53.2%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners LargeCap Blend Fund changed its name to LargeCap Blend Fund II.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

410

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.96	$ 7.78	$ 7.09	$ 6.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	(0.01)	–	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(3.70)	2.30	0.69	0.31

Total From Investment Operations	(3.70)	2.29	0.69	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.01)	–	–
Distributions from Realized Gains	(0.15)	(0.10)	–	–
Tax Return of Capital Distribution	(0.02)	–	–	–

Total Dividends and Distributions	(0.17)	(0.11)	–	–

Net Asset Value, End of Period	$ 6.09	$ 9.96	$ 7.78	$ 7.09

Total Return(c)	(37.78)%	29.78%	9.73%	4.42%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 321,555	$ 535,659	$ 280,969	$ 270,930
Ratio of Expenses to Average Net Assets(e)	1.21%	1.19%	1.13%	1.01%(f)
Ratio of Net Investment Income to Average Net Assets	(0.02)%	(0.09)%	0.06%	(0 .24)%(f)
Portfolio Turnover Rate	88.8%	113.1%(g)	93.5%	169.0%(f),(h)

	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND

Class B shares

Net Asset Value, Beginning of Period	$ 9.76	$ 7.69	$ 7.07	$ 6.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.08)	(0.09)	(0.06)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(3.60)	2.26	0.68	0.30

Total From Investment Operations	(3.68)	2.17	0.62	0.28
Less Dividends and Distributions:
Distributions from Realized Gains	(0.15)	(0.10)	–	–
Tax Return of Capital Distribution	(0.02)	–	–	–

Total Dividends and Distributions	(0.17)	(0.10)	–	–

Net Asset Value, End of Period	$ 5.91	$ 9.76	$ 7.69	$ 7.07

Total Return(c)	(38.36)%	28.52%	8.77%	4.12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 31,802	$ 94,254	$ 28,890	$ 35,551
Ratio of Expenses to Average Net Assets(e)	2.13%	2.12%	2.03%	1.73%(f)
Ratio of Net Investment Income to Average Net Assets	(0.91)%	(1.06)%	(0.85)%	(0 .96)%(f)
Portfolio Turnover Rate	88.8%	113.1%(g)	93.5%	169 .0%(f),(h)

	2008	2007(i)

LARGECAP GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.90	$ 8.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(3.66)	1.82

Total From Investment Operations	(3.73)	1.75
Less Dividends and Distributions:
Distributions from Realized Gains	(0.15)	–
Tax Return of Capital Distribution	(0.02)	–

Total Dividends and Distributions	(0.17)	–

Net Asset Value, End of Period	$ 6.00	$ 9.90

Total Return(c)	(38.32)%	21.47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,311	$ 8,037
Ratio of Expenses to Average Net Assets(e)	2.02%	2.03%(f)
Ratio of Net Investment Income to Average Net Assets	(0.89)%	(1.06)%(f)
Portfolio Turnover Rate	88.8%	113.1%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(h) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

411

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND I(b)

Class A shares

Net Asset Value, Beginning of Period	$ 9.45	$ 8.27	$ 8.08	$ 7.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)	(0.05)	(0.02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(3.67)	1.60	0.52	0.17

Total From Investment Operations	(3.73)	1.55	0.50	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	(0.40)	(0.37)	(0.31)	–

Total Dividends and Distributions	(0.40)	(0.37)	(0.31)	–

Net Asset Value, End of Period	$ 5.32	$ 9.45	$ 8.27	$ 8.08

Total Return(d)	(41.07)%	19.42%	6.12%	1.89%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,125	$ 55,689	$ 48,815	$ 48,782
Ratio of Expenses to Average Net Assets	1.57%	1.59%	1.56%	1.47%(f)
Ratio of Net Investment Income to Average Net Assets	(0.83)%	(0.57)%	(0.30)%	(0 .86)%(f)
Portfolio Turnover Rate	64.5%	47.7%	58.5%	66 .5%(f),(g)

	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND I(b)

Class B shares

Net Asset Value, Beginning of Period	$ 9.25	$ 8.18	$ 8.06	$ 7.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.13)	(0.12)	(0.09)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(3.56)	1.56	0.52	0.18

Total From Investment Operations	(3.69)	1.44	0.43	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	(0.40)	(0.37)	(0.31)	–

Total Dividends and Distributions	(0.40)	(0.37)	(0.31)	–

Net Asset Value, End of Period	$ 5.16	$ 9.25	$ 8.18	$ 8.06

Total Return(d)	(41.54)%	18.25%	5.24%	1.64%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,467	$ 12,656	$ 13,696	$ 14,707
Ratio of Expenses to Average Net Assets	2.47%	2.50%	2.39%	2.39%(f)
Ratio of Net Investment Income to Average Net Assets	(1.73)%	(1.46)%	(1.12)%	(1 .79)%(f)
Portfolio Turnover Rate	64.5%	47.7%	58.5%	66 .5%(f),(g)

	2008	2007(h)

LARGECAP GROWTH FUND I(b)

Class C shares

Net Asset Value, Beginning of Period	$ 9.50	$ 8.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(3.67)	1.05

Total From Investment Operations	(3.78)	0.95
Less Dividends and Distributions:
Distributions from Realized Gains	(0.40)	–

Total Dividends and Distributions	(0.40)	–

Net Asset Value, End of Period	$ 5.32	$ 9.50

Total Return(d)	(41.39)%	11.11%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 415	$ 652
Ratio of Expenses to Average Net Assets(i)	2.20%	2.20%(f)
Ratio of Net Investment Income to Average Net Assets	(1.46)%	(1.44)%(f)
Portfolio Turnover Rate	64.5%	47.7%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners LargeCap Growth Fund I changed its name to LargeCap Growth Fund I.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

412

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP GROWTH FUND II(b)

Class A shares

Net Asset Value, Beginning of Period	$ 9.91	$ 8.92	$ 8.15	$ 8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.05)	(0.05)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(3.07)	1.77	0.91	0.11

Total From Investment Operations	(3.11)	1.72	0.86	0.09
Less Dividends and Distributions:
Distributions from Realized Gains	(0.93)	(0.73)	(0.09)	–

Total Dividends and Distributions	(0.93)	(0.73)	(0.09)	–

Net Asset Value, End of Period	$ 5.87	$ 9.91	$ 8.92	$ 8.15

Total Return(d)	(34.55)%	20.74%	10.61%	1.12%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,107	$ 1,235	$ 595	$ 141
Ratio of Expenses to Average Net Assets	1.70%	1.70%	1.70%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	(0.53)%	(0.55)%	(0.58)%	(0 .80)%(f)
Portfolio Turnover Rate	132.4%	138.3%(g)	143.4%	95.2%(f)

	2008	2007(h)

LARGECAP GROWTH FUND II(b)

Class C shares

Net Asset Value, Beginning of Period	$ 9.84	$ 8.52
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.10)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(3.03)	1.42

Total From Investment Operations	(3.13)	1.32
Less Dividends and Distributions:
Distributions from Realized Gains	(0.93)	–

Total Dividends and Distributions	(0.93)	–

Net Asset Value, End of Period	$ 5.78	$ 9.84

Total Return(d)	(35.04)%	15.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 374	$ 418
Ratio of Expenses to Average Net Assets	2.45%	2.45%(f)
Ratio of Net Investment Income to Average Net Assets	(1.28)%	(1.38)%(f)
Portfolio Turnover Rate	132.4%	138.3%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners LargeCap Growth Fund II changed its name to LargeCap Growth Fund II.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

413

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP S&P 500 INDEX FUND

Class A shares

Net Asset Value, Beginning of Period	$ 11.06	$ 9.86	$ 8.66	$ 8.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	0.14	0.12	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(4.10)	1.21	1.22	0.04

Total From Investment Operations	(3.95)	1.35	1.34	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.12)	(0.10)	–
Distributions from Realized Gains	(0.12)	(0.03)	(0.04)	–

Total Dividends and Distributions	(0.26)	(0.15)	(0.14)	–

Net Asset Value, End of Period	$ 6.85	$ 11.06	$ 9.86	$ 8.66

Total Return(c)	(36.55)%	13.86%	15.54%	0.81%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,542	$ 90,317	$ 78,995	$ 72,994
Ratio of Expenses to Average Net Assets	0.65%	0.66%	0.67%	0.64%(e)
Ratio of Net Investment Income to Average Net Assets	1.57%	1.34%	1.31%	1.03%(e)
Portfolio Turnover Rate	8.2%	5.6%	3.7%	11 .5%(e),(f)

	2008	2007(g)

LARGECAP S&P 500 INDEX FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.99	$ 10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(4.07)	0.82

Total From Investment Operations	(3.99)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–
Distributions from Realized Gains	(0.12)	–

Total Dividends and Distributions	(0.19)	–

Net Asset Value, End of Period	$ 6.81	$ 10.99

Total Return(c)	(36.92)%	8.60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,428	$ 2,691
Ratio of Expenses to Average Net Assets(h)	1.30%	1.30%(e)
Ratio of Net Investment Income to Average Net Assets	0.92%	0.56%(e)
Portfolio Turnover Rate	8.2%	5.6%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

 (d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.

(h) Reflects Manager's contractual expense limit.

See accompanying notes.

414

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND

Class A shares

Net Asset Value, Beginning of Period	$ 13.53	$ 13.11	$ 11.34	$ 11.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.19	0.19	0.18	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(4.59)	1.00	1.98	(0.02)

Total From Investment Operations	(4.40)	1.19	2.16	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.17)	(0.10)	–
Distributions from Realized Gains	(1.04)	(0.60)	(0.29)	–

Total Dividends and Distributions	(1.20)	(0.77)	(0.39)	–

Net Asset Value, End of Period	$ 7.93	$ 13.53	$ 13.11	$ 11.34

Total Return(c)	(35.48)%	9.47%	19.53%	0 .27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 171,897	$ 298,926	$ 295,285	$ 281,278
Ratio of Expenses to Average Net Assets	0.97%	0.94%	0.90%	0.80%(e)
Ratio of Net Investment Income to Average Net Assets	1.78%	1.41%	1.50%	1.18%(e)
Portfolio Turnover Rate	132.1%	100.3%	92.8%	181 .1%(e),(f)

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND

Class B shares

Net Asset Value, Beginning of Period	$ 13.42	$ 13.00	$ 11.33	$ 11.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09	0.04	0.06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(4.57)	1.01	1.96	(0 .01)

Total From Investment Operations	(4.48)	1.05	2.02	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.03)	(0.06)	–
Distributions from Realized Gains	(1.04)	(0.60)	(0.29)	–

Total Dividends and Distributions	(1.07)	(0.63)	(0.35)	–

Net Asset Value, End of Period	$ 7.87	$ 13.42	$ 13.00	$ 11.33

Total Return(c)	(36.08)%	8.37%	18.18%	0.18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,598	$ 20,306	$ 23,025	$ 24,515
Ratio of Expenses to Average Net Assets	1.96%	2.01%	1.88%	1.22%(e)
Ratio of Net Investment Income to Average Net Assets	0.80%	0.34%	0.52%	0.77%(e)
Portfolio Turnover Rate	132.1%	100.3%	92.8%	181 .1%(e),(f)

	2008	2007(g)

LARGECAP VALUE FUND

Class C shares

Net Asset Value, Beginning of Period	$ 13.44	$ 12.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(4.55)	0.59

Total From Investment Operations	(4.44)	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)	–
Distributions from Realized Gains	(1.04)	–

Total Dividends and Distributions	(1.11)	–

Net Asset Value, End of Period	$ 7.89	$ 13.44

Total Return(c)	(35.81)%	5.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,130	$ 1,043
Ratio of Expenses to Average Net Assets(h)	1.70%	1.70%(e)
Ratio of Net Investment Income to Average Net Assets	1.02%	0.44%(e)
Portfolio Turnover Rate	132.1%	100.3%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through January 16, 2007.

(h) Reflects Manager's contractual expense limit.

See accompanying notes.

415

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND III(b)

Class A shares

Net Asset Value, Beginning of Period	$ 15.88	$ 15.58	$ 13.51	$ 13.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22	0.18	0.16	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6.50)	0.97	2.51	(0.10)

Total From Investment Operations	(6.28)	1.15	2.67	(0 .08)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)	(0.14)	(0.09)	–
Distributions from Realized Gains	(0.94)	(0.71)	(0.51)	–

Total Dividends and Distributions	(1.13)	(0.85)	(0.60)	–

Net Asset Value, End of Period	$ 8.47	$ 15.88	$ 15.58	$ 13.51

Total Return(d)	(42.36)%	7.63%	20.40%	(0.59)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,423	$ 69,156	$ 64,815	$ 53,806
Ratio of Expenses to Average Net Assets	1.43%	1.41%	1.41%	1.49%(f)
Ratio of Net Investment Income to Average Net Assets	1.81%	1.17%	1.10%	0.47%(f)
Portfolio Turnover Rate	55.3%	29.2%	20.7%	28 .1%(f),(g)

	2008	2007	2006	2005(a)

LARGECAP VALUE FUND III(b)

Class B shares

Net Asset Value, Beginning of Period	$ 15.81	$ 15.54	$ 13.47	$ 13.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.06	0.07	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	(6.47)	0.96	2.51	(0 .10)

Total From Investment Operations	(6.36)	1.02	2.58	(0 .12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.04)	–	–
Distributions from Realized Gains	(0.94)	(0.71)	(0.51)	–

Total Dividends and Distributions	(1.03)	(0.75)	(0.51)	–

Net Asset Value, End of Period	$ 8.42	$ 15.81	$ 15.54	$ 13.47

Total Return(d)	(42.87)%	6.74%	19.67%	(0 .88)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,135	$ 23,269	$ 23,374	$ 20,509
Ratio of Expenses to Average Net Assets	2.30%	2.18%	2.05%	2.28%(f)
Ratio of Net Investment Income to Average Net Assets	0.94%	0.40%	0.46%	(0 .33)%(f)
Portfolio Turnover Rate	55.3%	29.2%	20.7%	28 .1%(f),(g)

	2008	2007(h)

LARGECAP VALUE FUND III(b)

Class C shares

Net Asset Value, Beginning of Period	$ 15.80	$ 15.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6.46)	0.39

Total From Investment Operations	(6.35)	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	–
Distributions from Realized Gains	(0.94)	–

Total Dividends and Distributions	(1.02)	–

Net Asset Value, End of Period	$ 8.43	$ 15.80

Total Return(d)	(42.78)%	2.66%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 884	$ 1,363
Ratio of Expenses to Average Net Assets	2.25%	2.25%(f)
Ratio of Net Investment Income to Average Net Assets	0.95%	0.13%(f)
Portfolio Turnover Rate	55.3%	29.2%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners LargeCap Value Fund changed its name to LargeCap Value Fund III.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

416

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

MIDCAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 15.97	$ 14.89	$ 13.78	$ 13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)	0.01	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(4.94)	2.52	1.81	0.49

Total From Investment Operations	(4.95)	2.53	1.85	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0.03)	(0.03)	–
Distributions from Realized Gains	(1.48)	(1.42)	(0.71)	–

Total Dividends and Distributions	(1.48)	(1.45)	(0.74)	–

Net Asset Value, End of Period	$ 9.54	$ 15.97	$ 14.89	$ 13.78

Total Return(c)	(33.98)%	18.27%	13.87%	3.77%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 362,130	$ 596,568	$ 549,528	$ 517,870
Ratio of Expenses to Average Net Assets(e)	1.06%	1.02%	1.02%	1.02%(f)
Ratio of Net Investment Income to Average Net Assets	(0.05)%	0.03%	0.28%	0.21%(f)
Portfolio Turnover Rate	26.8%	30.6%	43.4%	133.8%(f),(g)

	2008	2007	2006	2005(a)

MIDCAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 15.92	$ 14.86	$ 13.76	$ 13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.06)	(0.04)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(4.92)	2.52	1.81	0.48

Total From Investment Operations	(4.98)	2.48	1.81	0.48
Less Dividends and Distributions:
Distributions from Realized Gains	(1.48)	(1.42)	(0.71)	–

Total Dividends and Distributions	(1.48)	(1.42)	(0.71)	–

Net Asset Value, End of Period	$ 9.46	$ 15.92	$ 14.86	$ 13.76

Total Return(c)	(34.31)%	17.93%	13.60%	3.61%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,769	$ 69,393	$ 68,090	$ 71,900
Ratio of Expenses to Average Net Assets(e)	1.50%	1.32%	1.32%	1.32%(f)
Ratio of Net Investment Income to Average Net Assets	(0.48)%	(0.26)%	(0.02)%	(0 .09)%(f)
Portfolio Turnover Rate	26.8%	30.6%	43.4%	133 .8%(f),(g)

	2008	2007(h)

MIDCAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 15.86	$ 14.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(4.88)	1.78

Total From Investment Operations	(5.00)	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(1.48)	–

Total Dividends and Distributions	(1.48)	–

Net Asset Value, End of Period	$ 9.38	$ 15.86

Total Return(c)	(34.58)%	11.69%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,639	$ 3,914
Ratio of Expenses to Average Net Assets(e)	1.95%	1.95%(f)
Ratio of Net Investment Income to Average Net Assets	(0.94)%	(0.98)%(f)
Portfolio Turnover Rate	26.8%	30.6%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

417

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND I(b)

Class A shares

Net Asset Value, Beginning of Period	$ 13.10	$ 12.68	$ 11.87	$ 11.47
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.08)	(0.09)	(0.09)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(4.80)	2.10	1.62	0.44

Total From Investment Operations	(4.88)	2.01	1.53	0.40
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)	(1.59)	(0.72)	–

Total Dividends and Distributions	(1.40)	(1.59)	(0.72)	–

Net Asset Value, End of Period	$ 6.82	$ 13.10	$ 12.68	$ 11.87

Total Return(d)	(41.57)%	17.32%	13.21%	3.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,885	$ 3,573	$ 1,722	$ 365
Ratio of Expenses to Average Net Assets(f)	1.75%	1.75%	1.75%	1 .75%(g)
Ratio of Net Investment Income to Average Net Assets	(0.78)%	(0.75)%	(0.76)%	(0 .90)%(g)
Portfolio Turnover Rate	98.8%	120.6%	133.4%	84.5%(g)

	2008	2007(h)

MIDCAP GROWTH FUND I(b)

Class C shares

Net Asset Value, Beginning of Period	$ 13.02	$ 11.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.16)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	(4.74)	1.49

Total From Investment Operations	(4.90)	1.33
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)	–

Total Dividends and Distributions	(1.40)	–

Net Asset Value, End of Period	$ 6.72	$ 13.02

Total Return(d)	(42.02)%	11.38%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 202	$ 332
Ratio of Expenses to Average Net Assets(f)	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	(1.53)%	(1.58)%(g)
Portfolio Turnover Rate	98.8%	120.6%
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners MidCap Growth Fund I changed its name to MidCap Growth Fund I.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit.

(g) Computed on an annualized basis.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

418

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND III(b)

Class A shares

Net Asset Value, Beginning of Period	$ 11.99	$ 9.46	$ 8.77	$ 8.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.10)	(0.12)	(0.09)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	(4.92)	2.93	0.85	0.41

Total From Investment Operations	(5.02)	2.81	0.76	0.37
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)	(0.28)	(0.07)	–

Total Dividends and Distributions	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 6.20	$ 11.99	$ 9.46	$ 8.77

Total Return(d)	(44.68)%	30.43%	8.64%	4.40%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,252	$ 39,400	$ 27,926	$ 25,628
Ratio of Expenses to Average Net Assets(f)	1.73%	1.75%	1.75%	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	(1.05)%	(1.17)%	(0.97)%	(1 .40)%(g)
Portfolio Turnover Rate	167.3%	144.9%	145.8%	185 .7%(g),(h)

	2008	2007	2006	2005(a)

MIDCAP GROWTH FUND III(b)

Class B shares

Net Asset Value, Beginning of Period	$ 11.78	$ 9.36	$ 8.75	$ 8.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.17)	(0.20)	(0.16)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(4.80)	2.90	0.84	0.41

Total From Investment Operations	(4.97)	2.70	0.68	0.35
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)	(0.28)	(0.07)	–

Total Dividends and Distributions	(0.77)	(0.28)	(0.07)	–

Net Asset Value, End of Period	$ 6.04	$ 11.78	$ 9.36	$ 8.75

Total Return(d)	(45.07)%	29.55%	7.74%	4.17%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,477	$ 12,895	$ 10,516	$ 10,436
Ratio of Expenses to Average Net Assets(f)	2.50%	2.50%	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	(1.81)%	(1.91)%	(1.71)%	(2 .14)%(g)
Portfolio Turnover Rate	167.3%	144.9%	145.8%	185 .7%(g),(h)

	2008	2007(i)

MIDCAP GROWTH FUND III(b)

Class C shares

Net Asset Value, Beginning of Period	$ 11.99	$ 9.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.17)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(4.90)	2.37

Total From Investment Operations	(5.07)	2.20
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)	–

Total Dividends and Distributions	(0.77)	–

Net Asset Value, End of Period	$ 6.15	$ 11.99

Total Return(d)	(45.12)%	22.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 778	$ 1,070
Ratio of Expenses to Average Net Assets(f)	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	(1.82)%	(1.94)%(g)
Portfolio Turnover Rate	167.3%	144.9%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners MidCap Growth Fund changed its name to MidCap Growth Fund III.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit.

(g) Computed on an annualized basis.

(h) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

419

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Class A shares

Net Asset Value, Beginning of Period	$ 20.55	$ 20.86	$ 19.23	$ 17.06	$ 15.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	0.13	0.15	0.10	0.24	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(6.28)	0.62	3.02	2.56	1.75

Total From Investment Operations	(6.15)	0.77	3.12	2.80	1.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.11)	(0.26)	(0.03)	(0.01)
Distributions from Realized Gains	(2.77)	(0.97)	(1.23)	(0 .60)	(0.04)

Total Dividends and Distributions	(2.94)	(1.08)	(1.49)	(0 .63)	(0.05)

Net Asset Value, End of Period	$ 11.46	$ 20.55	$ 20.86	$ 19.23	$ 17.06

Total Return(b)	(34.40)%	3.62%	17.12%	16.75%	11.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,639	$ 252,198	$ 215,201	$ 93,180	$ 59,491
Ratio of Expenses to Average Net Assets	1.30%	1.08%	1.09%	1.12%	1.14%
Ratio of Gross Expenses to Average Net Assets(c)	–	1.08%	1.09%	1.12%	1.14%
Ratio of Net Investment Income to Average Net Assets	0.84%	0.70%	0.53%	1.32%	0.12%
Portfolio Turnover Rate	29.1%	25.8%	22.0%	28.0%	23.0%

	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Class B shares

Net Asset Value, Beginning of Period	$ 19.23	$ 19.66	$ 18.23	$ 16.33	$ 14.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0.04)	(0.05)	(0.09)	0.06	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(5.79)	0.59	2.85	2.44	1.69

Total From Investment Operations	(5.83)	0.54	2.76	2.50	1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	–	(0.10)	–	–
Distributions from Realized Gains	(2.77)	(0.97)	(1.23)	(0 .60)	(0.04)

Total Dividends and Distributions	(2.80)	(0.97)	(1.33)	(0 .60)	(0.04)

Net Asset Value, End of Period	$ 10.60	$ 19.23	$ 19.66	$ 18.23	$ 16.33

Total Return(b)	(34.98)%	2.63%	15.95%	15.63%	10.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,453	$ 29,395	$ 30,663	$ 24,218	$ 19,958
Ratio of Expenses to Average Net Assets	2.22%	2.06%	2.07%	2.11%	2.12%
Ratio of Gross Expenses to Average Net Assets(c)	–	2.10%	2.07%	2.11%	2.12%
Ratio of Net Investment Income to Average Net Assets	(0.30)%	(0.26)%	(0.45)%	0.33%	(0.86)%
Portfolio Turnover Rate	29.1%	25.8%	22.0%	28.0%	23.0%

	2008	2007	2006	2005	2004

MIDCAP STOCK FUND

Class C shares

Net Asset Value, Beginning of Period	$ 19.25	$ 19.66	$ 18.28	$ 16.36	$ 14.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(a)	(0.05)	(0.03)	(0.06)	0.08	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(5.79)	0.59	2.85	2.44	1.70

Total From Investment Operations	(5.84)	0.56	2.79	2.52	1.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)	–	(0.18)	–	–
Distributions from Realized Gains	(2.77)	(0.97)	(1.23)	(0 .60)	(0.04)

Total Dividends and Distributions	(2.81)	(0.97)	(1.41)	(0 .60)	(0.04)

Net Asset Value, End of Period	$ 10.60	$ 19.25	$ 19.66	$ 18.28	$ 16.36

Total Return(b)	(35.00)%	2.74%	16.09%	15.73%	10.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,296	$ 10,380	$ 8,051	$ 4,303	$ 1,769
Ratio of Expenses to Average Net Assets	2.25%	1.95%	1.95%	1.99%	2.04%
Ratio of Gross Expenses to Average Net Assets(c)	–	2.18%	1.95%	1.99%	2.04%
Ratio of Net Investment Income to Average Net Assets	(0.33)%	(0.16)%	(0.33)%	0.45%	(0.79)%
Portfolio Turnover Rate	29.1%	25.8%	22.0%	28.0%	23.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

420

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

MIDCAP VALUE FUND II(b)

Class A shares

Net Asset Value, Beginning of Period	$ 15.88	$ 15.93	$ 15.08	$ 14.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05	0.01	(0.01)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	(6.26)	1.23	2.19	0.25

Total From Investment Operations	(6.21)	1.24	2.18	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	–	–	–
Distributions from Realized Gains	(1.59)	(1.29)	(1.33)	–

Total Dividends and Distributions	(1.61)	(1.29)	(1.33)	–

Net Asset Value, End of Period	$ 8.06	$ 15.88	$ 15.93	$ 15.08

Total Return(d)	(43.29)%	7.98%	15.13%	1.48%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,097	$ 12,310	$ 9,266	$ 2,196
Ratio of Expenses to Average Net Assets(f)	1.75%	1.72%	1.75%	1 .75%(g)
Ratio of Net Investment Income to Average Net Assets	0.42%	0.09%	(0.05)%	(0 .62)%(g)
Portfolio Turnover Rate	165.6%	147.3%	151.4%	87.9%(g)

	2008	2007	2006	2005(a)

MIDCAP VALUE FUND II(b)

Class B shares

Net Asset Value, Beginning of Period	$ 15.71	$ 15.89	$ 15.05	$ 14.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.11)	(0.12)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	(6.16)	1.22	2.29	0.26

Total From Investment Operations	(6.20)	1.11	2.17	0.19
Less Dividends and Distributions:
Distributions from Realized Gains	(1.59)	(1.29)	(1.33)	–

Total Dividends and Distributions	(1.59)	(1.29)	(1.33)	–

Net Asset Value, End of Period	$ 7.92	$ 15.71	$ 15.89	$ 15.05

Total Return(d)	(43.68)%	7.12%	15.11%	1.28%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,006	$ 2,087	$ 1,324	$ 427
Ratio of Expenses to Average Net Assets(f)	2.50%	2.50%	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	(0.33)%	(0.70)%	(0.80)%	(1 .29)%(g)
Portfolio Turnover Rate	165.6%	147.3%	151.4%	87.9%(g)

	2008	2007(h)

MIDCAP VALUE FUND II(b)

Class C shares

Net Asset Value, Beginning of Period	$ 15.79	$ 15.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(6.20)	0.61

Total From Investment Operations	(6.24)	0.51
Less Dividends and Distributions:
Distributions from Realized Gains	(1.59)	–

Total Dividends and Distributions	(1.59)	–

Net Asset Value, End of Period	$ 7.96	$ 15.79

Total Return(d)	(43.72)%	3.34%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 744	$ 1,307
Ratio of Expenses to Average Net Assets(f)	2.50%	2.50%(g)
Ratio of Net Investment Income to Average Net Assets	(0.33)%	(0.79)%(g)
Portfolio Turnover Rate	165.6%	147.3%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners MidCap Value Fund changed its name to MidCap Value II.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit.

(g) Computed on an annualized basis.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

421

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

MONEY MARKET FUND

Class A shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03	0.05	0.04	0.01

Total From Investment Operations	0.03	0.05	0.04	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)	(0.05)	(0.04)	(0 .01)

Total Dividends and Distributions	(0.03)	(0.05)	(0.04)	(0 .01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(c)	3.02%	5.02%	4.41%	1.02%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 775,670	$ 1,953,474	$ 431,696	$ 344,589
Ratio of Expenses to Average Net Assets(e)	0.50%	0.44%	0.54%	0.60%(f)
Ratio of Net Investment Income to Average Net Assets	3.19%	4.91%	4.35%	2.95%(f)

	2008	2007	2006	2005(a)

MONEY MARKET FUND

Class B shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.04	0.03	0.01

Total From Investment Operations	0.02	0.04	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	(0.04)	(0.03)	(0.01)

Total Dividends and Distributions	(0.02)	(0.04)	(0.03)	(0 .01)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(c)	2.03%	4.04%	2.90%	0.59%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 87,353	$ 33,265	$ 2,976	$ 3,099
Ratio of Expenses to Average Net Assets(e)	1.50%	1.41%	1.98%	1.87%(f)
Ratio of Net Investment Income to Average Net Assets	1.87%	3.95%	2.90%	1.67%(f)

	2008	2007(g)

MONEY MARKET FUND

Class C shares

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02	0.03

Total From Investment Operations	0.02	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)	(0.03)

Total Dividends and Distributions	(0.02)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00

Total Return(c)	2.08%	2.94%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,966	$ 11,214
Ratio of Expenses to Average Net Assets(e)	1.44%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	1.84%	3.67%(f)

(a)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager's contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Period from January 16, 2007, date shares first offered, through October 31, 2007.

See accompanying notes.

422

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.54	$ 10.54	$ 10.53	$ 10.88	$ 10.89
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.46(a)	0.47(a)	0.44	0 .41(a)	0.40(a)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	0.01	0.04	(0 .30)	0.05

Total From Investment Operations	0.29	0.48	0.48	0.11	0.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.49)	(0.48)	(0.47)	(0.46)	(0.46)

Total Dividends and Distributions	(0.49)	(0.48)	(0.47)	(0 .46)	(0.46)

Net Asset Value, End of Period	$ 10.34	$ 10.54	$ 10.54	$ 10.53	$ 10.88

Total Return(b)	2.72%	4.65%	4.74%	1.02%	4.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 83,376	$ 90,167	$ 98,110	$ 120,615	$ 134,896
Ratio of Expenses to Average Net Assets	0.91%	0.91%	0.91%	0.92%	0.93%
Ratio of Gross Expenses to Average Net Assets(c)	–	0.93%	0.91%	0.92%	0.93%
Ratio of Net Investment Income to Average Net Assets	4.38%	4.45%	4.25%	3.84%	3.64%
Portfolio Turnover Rate	5.3%	13.6%	13.0%	34.0%	30.0%

	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.53	$ 10.54	$ 10.52	$ 10.87	$ 10.88
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.39(a)	0.39(a)	0.37	0 .33(a)	0.32(a)
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)	–	0.05	(0 .30)	0.05

Total From Investment Operations	0.22	0.39	0.42	0.03	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)	(0.40)	(0.40)	(0.38)	(0.38)

Total Dividends and Distributions	(0.41)	(0.40)	(0.40)	(0 .38)	(0.38)

Net Asset Value, End of Period	$ 10.34	$ 10.53	$ 10.54	$ 10.52	$ 10.87

Total Return(b)	2.06%	3.78%	4.06%	0.28%	3.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,613	$ 58,227	$ 85,761	$ 122,147	$ 157,900
Ratio of Expenses to Average Net Assets	1.65%	1.66%	1.66%	1.65%	1.65%
Ratio of Gross Expenses to Average Net Assets(c)	–	1.68%	1.66%	1.65%	1.65%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.72%	3.50%	3.11%	2.92%
Portfolio Turnover Rate	5.3%	13.6%	13.0%	34.0%	30.0%

	2008	2007	2006	2005	2004

MORTGAGE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.52	$ 10.53	$ 10.51	$ 10.86	$ 10.87
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.39(a)	0.39(a)	0.37	0 .33(a)	0.32(a)
Net Realized and Unrealized Gain (Loss) on Investments	(0.18)	0.01	0.05	(0 .30)	0.05

Total From Investment Operations	0.21	0.40	0.42	0.03	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)	(0.41)	(0.40)	(0.38)	(0.38)

Total Dividends and Distributions	(0.41)	(0.41)	(0.40)	(0 .38)	(0.38)

Net Asset Value, End of Period	$ 10.32	$ 10.52	$ 10.53	$ 10.51	$ 10.86

Total Return(b)	1.99%	3.92%	4.00%	0.29%	3.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,118	$ 7,273	$ 7,964	$ 6,775	$ 6,279
Ratio of Expenses to Average Net Assets	1.63%	1.63%	1.63%	1.64%	1.64%
Ratio of Gross Expenses to Average Net Assets(c)	–	1.93%	1.63%	1.64%	1.64%
Ratio of Net Investment Income to Average Net Assets	3.66%	3.74%	3.53%	3.12%	2.93%
Portfolio Turnover Rate	5.3%	13.6%	13.0%	34.0%	30.0%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

423

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

PREFERRED SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.11	$ 10.76	$ 10.60	$ 10.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.58	0.59	0.57	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(3.45)	(0.63)	0.09	(0.26)

Total From Investment Operations	(2.87)	(0.04)	0.66	(0 .07)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.56)	(0.61)	(0.50)	(0.27)

Total Dividends and Distributions	(0.56)	(0.61)	(0.50)	(0 .27)

Net Asset Value, End of Period	$ 6.68	$ 10.11	$ 10.76	$ 10.60

Total Return(c)	(29.61)%	(0.45)%	6.44%	(0 .66)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 190,999	$ 81,441	$ 7,105	$ 2,174
Ratio of Expenses to Average Net Assets(e)	1.00%	1.00%	1.08%	1.35%(f)
Ratio of Net Investment Income to Average Net Assets	6.61%	5.65%	5.42%	5.07%(f)
Portfolio Turnover Rate	18.7%	33.9%	22.4%	17.8%(f)

	2008	2007(g)

PREFERRED SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.11	$ 10.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.52	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(3.46)	(0.68)

Total From Investment Operations	(2.94)	(0.29)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.49)	(0.39)

Total Dividends and Distributions	(0.49)	(0.39)

Net Asset Value, End of Period	$ 6.68	$ 10.11

Total Return(c)	(30.14)%	(2.72)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 116,229	$ 21,750
Ratio of Expenses to Average Net Assets(e)	1.75%	1.75%(f)
Ratio of Net Investment Income to Average Net Assets	5.94%	4.85%(f)
Portfolio Turnover Rate	18.7%	33.9%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

424

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

REAL ESTATE SECURITIES FUND

Class A shares

Net Asset Value, Beginning of Period	$ 24.97	$ 27.56	$ 20.43	$ 20.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.27	0.19	0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(7.39)	(0.60)	7.80	0.35

Total From Investment Operations	(7.12)	(0.41)	7.94	0.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)	(0.11)	(0.19)	(0.13)
Distributions from Realized Gains	(5.73)	(2.07)	(0.62)	–

Total Dividends and Distributions	(6.02)	(2.18)	(0.81)	(0 .13)

Net Asset Value, End of Period	$ 11.83	$ 24.97	$ 27.56	$ 20.43

Total Return(c)	(36.02)%	(1.92)%	40.07%	2.20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 64,787	$ 124,434	$ 125,408	$ 80,894
Ratio of Expenses to Average Net Assets(e)	1.28%	1.29%	1.43%	1.49%(f)
Ratio of Net Investment Income to Average Net Assets	1.62%	0.75%	0.61%	1.29%(f)
Portfolio Turnover Rate	47.2%	77.8%(g)	37.8%	26 .7%(f),(h)

	2008	2007	2006	2005(a)

REAL ESTATE SECURITIES FUND

Class B shares

Net Asset Value, Beginning of Period	$ 24.83	$ 27.56	$ 20.44	$ 20.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13	(0.02)	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(7.32)	(0.60)	7.80	0.35

Total From Investment Operations	(7.19)	(0.62)	7.82	0.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.04)	(0.08)	(0 .06)
Distributions from Realized Gains	(5.73)	(2.07)	(0.62)	–

Total Dividends and Distributions	(5.90)	(2.11)	(0.70)	(0 .06)

Net Asset Value, End of Period	$ 11.74	$ 24.83	$ 27.56	$ 20.44

Total Return(c)	(36.50)%	(2.74)%	39.33%	1.90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,551	$ 31,026	$ 29,044	$ 22,712
Ratio of Expenses to Average Net Assets(e)	2.08%	2.07%	1.95%	2.38%(f)
Ratio of Net Investment Income to Average Net Assets	0.81%	(0.06)%	0.10%	0.39%(f)
Portfolio Turnover Rate	47.2%	77.8%(g)	37.8%	26 .7%(f),(h)

	2008	2007(i)

REAL ESTATE SECURITIES FUND

Class C shares

Net Asset Value, Beginning of Period	$ 24.89	$ 27.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(7.36)	(2.44)

Total From Investment Operations	(7.21)	(2.52)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)	–
Distributions from Realized Gains	(5.73)	–

Total Dividends and Distributions	(5.91)	–

Net Asset Value, End of Period	$ 11.77	$ 24.89

Total Return(c)	(36.48)%	(9.19)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,382	$ 7,976
Ratio of Expenses to Average Net Assets(e)	1.98%	1.99%(f)
Ratio of Net Investment Income to Average Net Assets	0.93%	(0.37)%(f)
Portfolio Turnover Rate	47.2%	77.8%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(h) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

425

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

SHORT-TERM BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.79	$ 9.93	$ 9.97	$ 10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.45	0.46	0.41	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.33)	(0.11)	0.01	(0.10)

Total From Investment Operations	(0.88)	0.35	0.42	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)	(0.49)	(0.46)	(0.16)

Total Dividends and Distributions	(0.47)	(0.49)	(0.46)	(0 .16)

Net Asset Value, End of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.97

Total Return(c)	(9.33)%	3.57%	4.29%	0.07%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 62,240	$ 89,390	$ 93,951	$ 122,471
Ratio of Expenses to Average Net Assets	0.79%	0.78%	0.96%	0.80%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	0.73%	0.70%(e)
Ratio of Net Investment Income to Average Net Assets	4.82%	4.66%	4.10%	3.15%(e)
Portfolio Turnover Rate	22.1%	42.8%	49.1%	110.8%(e),(g)

	2008	2007(h)

SHORT-TERM BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.79	$ 9.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.37	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(1.34)	(0.11)

Total From Investment Operations	(0.97)	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.33)

Total Dividends and Distributions	(0.38)	(0.33)

Net Asset Value, End of Period	$ 8.44	$ 9.79

Total Return(c)	(10.18)%	1.91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,641	$ 1,585
Ratio of Expenses to Average Net Assets(i)	1.70%	1.70%(e)
Ratio of Net Investment Income to Average Net Assets	3.91%	3.79%(e)
Portfolio Turnover Rate	22.1%	42.8%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements.

(g) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.01 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

426

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

SHORT-TERM INCOME FUND(a)

Class A shares

Net Asset Value, Beginning of Period	$ 11.59	$ 11.60	$ 11.55	$ 11.90	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.43(b)	0.29(b)	0.40	0.40	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)	0.11	0.05	(0 .35)	(0.05)

Total From Investment Operations	–	0.40	0.45	0.05	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)	(0.41)	(0.40)	(0.40)	(0.40)

Total Dividends and Distributions	(0.43)	(0.41)	(0.40)	(0 .40)	(0.40)

Net Asset Value, End of Period	$ 11.16	$ 11.59	$ 11.60	$ 11.55	$ 11.90

Total Return(c)	(0.06)%	4.14%	4.15%	0.49%	2.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,725	$ 36,639	$ 32,081	$ 36,287	$ 54,082
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.81%	0.83%
Ratio of Gross Expenses to Average Net Assets(d)	–	0.97%	0.95%	0.93%	0.92%
Ratio of Net Investment Income to Average Net Assets	3.67%	4.11%	3.54%	3.36%	3.23%
Portfolio Turnover Rate	64.5%	29.4%	14.0%	13.0%	14.0%

	2008	2007	2006	2005	2004

SHORT-TERM INCOME FUND(a)

Class C shares

Net Asset Value, Beginning of Period	$ 11.60	$ 11.60	$ 11.55	$ 11.90	$ 11.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.34(b)	0.21(b)	0.35	0.30	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)	0.13	0.05	(0 .35)	(0.05)

Total From Investment Operations	(0.08)	0.34	0.40	(0 .05)	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)	(0.34)	(0.35)	(0.30)	(0.30)

Total Dividends and Distributions	(0.35)	(0.34)	(0.35)	(0 .30)	(0.30)

Net Asset Value, End of Period	$ 11.17	$ 11.60	$ 11.60	$ 11.55	$ 11.90

Total Return(c)	(0.78)%	3.47%	3.39%	(0 .26)%	2.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,892	$ 4,952	$ 6,980	$ 13,477	$ 18,970
Ratio of Expenses to Average Net Assets	1.67%	1.68%	1.68%	1.56%	1.58%
Ratio of Gross Expenses to Average Net Assets(d)	–	2.10%	1.68%	1.65%	1.66%
Ratio of Net Investment Income to Average Net Assets	2.95%	3.38%	2.81%	2.61%	2.48%
Portfolio Turnover Rate	64.5%	29.4%	14.0%	13.0%	14.0%

(a) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

427

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

SMALLCAP BLEND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 17.95	$ 17.30	$ 15.93	$ 15.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)	(0.05)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(6.14)	2.10	2.33	0.25

Total From Investment Operations	(6.16)	2.05	2.31	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)	(1.40)	(0.94)	–

Total Dividends and Distributions	(1.43)	(1.40)	(0.94)	–

Net Asset Value, End of Period	$ 10.36	$ 17.95	$ 17.30	$ 15.93

Total Return(c)	(36.97)%	12.48%	14.97%	1 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 66,286	$ 118,157	$ 109,783	$ 97,133
Ratio of Expenses to Average Net Assets	1.46%	1.43%	1.40%	1.37%(e)
Ratio of Net Investment Income to Average Net Assets	(0.11)%	(0.28)%	(0.15)%	(0 .27)%(e)
Portfolio Turnover Rate	55.6%	60.9%	103.0%	137 .4%(e),(f)

	2008	2007	2006	2005(a)

SMALLCAP BLEND FUND

Class B shares

Net Asset Value, Beginning of Period	$ 17.60	$ 17.12	$ 15.89	$ 15.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.13)	(0.19)	(0.14)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(5.99)	2.07	2.31	0.26

Total From Investment Operations	(6.12)	1.88	2.17	0.20
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)	(1.40)	(0.94)	–

Total Dividends and Distributions	(1.43)	(1.40)	(0.94)	–

Net Asset Value, End of Period	$ 10.05	$ 17.60	$ 17.12	$ 15.89

Total Return(c)	(37.52)%	11.55%	14.09%	1.27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,021	$ 22,058	$ 24,476	$ 25,241
Ratio of Expenses to Average Net Assets	2.33%	2.26%	2.11%	2.22%(e)
Ratio of Net Investment Income to Average Net Assets	(0.97)%	(1.11)%	(0.85)%	(1 .13)%(e)
Portfolio Turnover Rate	55.6%	60.9%	103.0%	137 .4%(e),(f)

	2008	2007(g)

SMALLCAP BLEND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 17.85	$ 16.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.12)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(6.08)	1.39

Total From Investment Operations	(6.20)	1.25
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)	–

Total Dividends and Distributions	(1.43)	–

Net Asset Value, End of Period	$ 10.22	$ 17.85

Total Return(c)	(37.44)%	7.53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 836	$ 1,573
Ratio of Expenses to Average Net Assets(h)	2.20%	2.20%(e)
Ratio of Net Investment Income to Average Net Assets	(0.85)%	(1.04)%(e)
Portfolio Turnover Rate	55.6%	60.9%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.

(h) Reflects Manager's contractual expense limit.

See accompanying notes.

428

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007(a)

SMALLCAP GROWTH FUND

Class A shares

Net Asset Value, Beginning of Period	$ 10.18	$ 8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.07)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(4.10)	1.35

Total From Investment Operations	(4.17)	1.31
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)	–

Total Dividends and Distributions	(0.58)	–

Net Asset Value, End of Period	$ 5.43	$ 10.18

Total Return(c)	(43.33)%	14.77%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 29,467	$ 115,046
Ratio of Expenses to Average Net Assets(e)	1.51%	1.19%(f)
Ratio of Net Investment Income to Average Net Assets	(0.80)%	(0.59)%(f)
Portfolio Turnover Rate	62.9%	70.0%(f),(g)

	2008	2007(a)

SMALLCAP GROWTH FUND

Class B shares

Net Asset Value, Beginning of Period	$ 10.07	$ 8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.15)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(4.02)	1.35

Total From Investment Operations	(4.17)	1.20
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)	–

Total Dividends and Distributions	(0.58)	–

Net Asset Value, End of Period	$ 5.32	$ 10.07

Total Return(c)	(43.82)%	13.53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,931	$ 7,549
Ratio of Expenses to Average Net Assets(e)	2.57%	2.54%(f)
Ratio of Net Investment Income to Average Net Assets	(1.90)%	(1.94)%(f)
Portfolio Turnover Rate	62.9%	70.0%(f),(g)

	2008	2007(a)

SMALLCAP GROWTH FUND

Class C shares

Net Asset Value, Beginning of Period	$ 10.10	$ 8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(4.04)	1.35

Total From Investment Operations	(4.16)	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)	–

Total Dividends and Distributions	(0.58)	–

Net Asset Value, End of Period	$ 5.36	$ 10.10

Total Return(c)	(43.58)%	13.87%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,184	$ 1,730
Ratio of Expenses to Average Net Assets(e)	2.21%	2.21%(f)
Ratio of Net Investment Income to Average Net Assets	(1.55)%	(1.60)%(f)
Portfolio Turnover Rate	62.9%	70.0%(f),(g)

(a) Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

See accompanying notes.

429

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

SMALLCAP GROWTH FUND II(b)

Class A shares

Net Asset Value, Beginning of Period	$ 10.16	$ 9.42	$ 8.85	$ 8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.12)	(0.14)	(0.15)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(4.03)	1.58	1.20	0.18

Total From Investment Operations	(4.15)	1.44	1.05	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)	(0.70)	(0.48)	–

Total Dividends and Distributions	(0.54)	(0.70)	(0.48)	–

Net Asset Value, End of Period	$ 5.47	$ 10.16	$ 9.42	$ 8.85

Total Return(d)	(42.88)%	16.21%	12.12%	1.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,302	$ 19,434	$ 16,263	$ 13,137
Ratio of Expenses to Average Net Assets(f)	1.95%	1.95%	1.95%	1 .95%(g)
Ratio of Net Investment Income to Average Net Assets	(1.54)%	(1.50)%	(1.57)%	(1 .68)%(g)
Portfolio Turnover Rate	78.0%	62.9%	80.7%	53 .4%(g),(h)

	2008	2007	2006	2005(a)

SMALLCAP GROWTH FUND II(b)

Class B shares

Net Asset Value, Beginning of Period	$ 9.97	$ 9.33	$ 8.83	$ 8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.18)	(0.21)	(0.21)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(3.92)	1.55	1.19	0.19

Total From Investment Operations	(4.10)	1.34	0.98	0.11
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)	(0.70)	(0.48)	–

Total Dividends and Distributions	(0.54)	(0.70)	(0.48)	–

Net Asset Value, End of Period	$ 5.33	$ 9.97	$ 9.33	$ 8.83

Total Return(d)	(43.22)%	15.24%	11.31%	1.26%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,699	$ 7,842	$ 7,413	$ 6,720
Ratio of Expenses to Average Net Assets(f)	2.70%	2.70%	2.70%	2.70%(g)
Ratio of Net Investment Income to Average Net Assets	(2.29)%	(2.24)%	(2.32)%	(2 .43)%(g)
Portfolio Turnover Rate	78.0%	62.9%	80.7%	53 .4%(g),(h)

	2008	2007(i)

SMALLCAP GROWTH FUND II(b)

Class C shares

Net Asset Value, Beginning of Period	$ 10.10	$ 9.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.18)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(3.98)	1.23

Total From Investment Operations	(4.16)	1.06
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)	–

Total Dividends and Distributions	(0.54)	–

Net Asset Value, End of Period	$ 5.40	$ 10.10

Total Return(d)	(43.25)%	11.73%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 339	$ 502
Ratio of Expenses to Average Net Assets(f)	2.70%	2.70%(g)
Ratio of Net Investment Income to Average Net Assets	(2.29)%	(2.28)%(g)
Portfolio Turnover Rate	78.0%	62.9%

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Effective June 13, 2008, Partners SmallCap Growth Fund II changed its name to SmallCap Growth Fund II.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit.

(g) Computed on an annualized basis.

(h) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

430

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005(a)

SMALLCAP VALUE FUND

Class A shares

Net Asset Value, Beginning of Period	$ 18.82	$ 19.21	$ 17.49	$ 16.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05	0.06	0.01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(5.16)	0.44	2.99	0.52

Total From Investment Operations	(5.11)	0.50	3.00	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	–	–	–
Distributions from Realized Gains	(1.33)	(0.89)	(1.28)	–

Total Dividends and Distributions	(1.41)	(0.89)	(1.28)	–

Net Asset Value, End of Period	$ 12.30	$ 18.82	$ 19.21	$ 17.49

Total Return(c)	(29.06)%	2.55%	18.03%	3 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,995	$ 23,033	$ 8,839	$ 1,302
Ratio of Expenses to Average Net Assets(e)	1.35%	1.36%	1.49%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	0.33%	0.34%	0.07%	(0 .18)%(f)
Portfolio Turnover Rate	101.9%	112.8%(g)	97.9%	133.7%(f)

	2008	2007	2006	2005(a)

SMALLCAP VALUE FUND

Class B shares

Net Asset Value, Beginning of Period	$ 18.59	$ 19.14	$ 17.55	$ 16.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.09)	(0.11)	(0.13)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(5.09)	0.45	3.00	0.62

Total From Investment Operations	(5.18)	0.34	2.87	0.57
Less Dividends and Distributions:
Distributions from Realized Gains	(1.33)	(0.89)	(1.28)	–

Total Dividends and Distributions	(1.33)	(0.89)	(1.28)	–

Net Asset Value, End of Period	$ 12.08	$ 18.59	$ 19.14	$ 17.55

Total Return(c)	(29.76)%	1.68%	17.18%	3 .36%(d),(h)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,789	$ 4,545	$ 1,612	$ 439
Ratio of Expenses to Average Net Assets(e)	2.29%	2.27%	2.24%	2.45%(f)
Ratio of Net Investment Income to Average Net Assets	(0.60)%	(0.58)%	(0.70)%	(0 .82)%(f)
Portfolio Turnover Rate	101.9%	112.8%(g)	97.9%	133.7%(f)

	2008	2007(i)

SMALLCAP VALUE FUND

Class C shares

Net Asset Value, Beginning of Period	$ 18.72	$ 18.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(5.12)	(0.15)

Total From Investment Operations	(5.18)	(0.21)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.33)	–

Total Dividends and Distributions	(1.33)	–

Net Asset Value, End of Period	$ 12.21	$ 18.72

Total Return(c)	(29.54)%	(1.11)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,481	$ 4,496
Ratio of Expenses to Average Net Assets(e)	2.08%	2.09%(f)
Ratio of Net Investment Income to Average Net Assets	(0.41)%	(0.42)%(f)
Portfolio Turnover Rate	101.9%	112.8%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

(h) During 2005, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

431

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

TAX-EXEMPT BOND FUND(a)

Class A shares

Net Asset Value, Beginning of Period	$ 7.41	$ 7.70	$ 7.70	$ 7.95	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.34(b)	0.33(b)	0.33	0.33	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(1.10)	(0.25)	0.15	(0 .16)	0.08

Total From Investment Operations	(0.76)	0.08	0.48	0.17	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)	(0.35)	(0.33)	(0.33)	(0.33)
Distributions from Realized Gains	–	(0.02)	(0.15)	(0 .09)	(0.09)

Total Dividends and Distributions	(0.34)	(0.37)	(0.48)	(0 .42)	(0.42)

Net Asset Value, End of Period	$ 6.31	$ 7.41	$ 7.70	$ 7.70	$ 7.95

Total Return(c)	(10.57)%	0.72%	6.42%	2.19%	5.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 220,771	$ 282,685	$ 165,325	$ 175,146	$ 184,711
Ratio of Expenses to Average Net Assets	1.00%	1.09%	1.15%	1.00%	0.96%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(d)	0.76%	0.77%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(e)	1.07%	1.15%	1.15%	1.00%	0.96%
Ratio of Net Investment Income to Average Net Assets	4.85%	4.37%	4.32%	4.22%	4.22%
Portfolio Turnover Rate	65.3%	51.0%	25.0%	28.0%	25.0%

	2008	2007	2006	2005	2004

TAX-EXEMPT BOND FUND(a)

Class B shares

Net Asset Value, Beginning of Period	$ 7.41	$ 7.70	$ 7.70	$ 7.95	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.32(b)	0.29(b)	0.27	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.10)	(0.25)	0.15	(0 .16)	0.08

Total From Investment Operations	(0.78)	0.04	0.42	0.11	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)	(0.31)	(0.27)	(0.27)	(0.27)
Distributions from Realized Gains	–	(0.02)	(0.15)	(0 .09)	(0.09)

Total Dividends and Distributions	(0.32)	(0.33)	(0.42)	(0 .36)	(0.36)

Net Asset Value, End of Period	$ 6.31	$ 7.41	$ 7.70	$ 7.70	$ 7.95

Total Return(c)	(10.94)%	0.24%	5.63%	1.43%	4.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,837	$ 19,941	$ 22,881	$ 30,073	$ 35,433
Ratio of Expenses to Average Net Assets	1.39%	1.54%	1.91%	1.75%	1.71%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense
and Fees)(d)	1.15%	1.24%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(e)	1.96%	1.98%	1.91%	1.75%	1.71%
Ratio of Net Investment Income to Average Net Assets	4.44%	3.90%	3.56%	3.47%	3.47%
Portfolio Turnover Rate	65.3%	51.0%	25.0%	28.0%	25.0%

	2008	2007	2006	2005	2004

TAX-EXEMPT BOND FUND(a)

Class C shares

Net Asset Value, Beginning of Period	$ 7.42	$ 7.70	$ 7.70	$ 7.95	$ 7.96
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.28(b)	0.26(b)	0.27	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.11)	(0.24)	0.15	(0 .16)	0.08

Total From Investment Operations	(0.83)	0.02	0.42	0.11	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)	(0.28)	(0.27)	(0.27)	(0.27)
Distributions from Realized Gains	–	(0.02)	(0.15)	(0 .09)	(0.09)

Total Dividends and Distributions	(0.28)	(0.30)	(0.42)	(0 .36)	(0.36)

Net Asset Value, End of Period	$ 6.31	$ 7.42	$ 7.70	$ 7.70	$ 7.95

Total Return(c)	(11.52)%	(0.01)%	5.60%	1.41%	4.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,672	$ 2,931	$ 2,547	$ 2,360	$ 3,641
Ratio of Expenses to Average Net Assets	1.89%	1.94%	1.93%	1.76%	1.71%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense
and Fees)(d)	1.65%	1.65%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(e)	2.50%	2.74%	1.93%	1.76%	1.71%
Ratio of Net Investment Income to Average Net Assets	3.99%	3.50%	3.54%	3.46%	3.47%
Portfolio Turnover Rate	65.3%	51.0%	25.0%	28.0%	25.0%

(a)	Effective June 13, 2008, Tax-Exempt Bond Fund I changed its name to Tax-Exempt Bond Fund.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

(e)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

432

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006(a)

ULTRA SHORT BOND FUND

Class A shares

Net Asset Value, Beginning of Period	$ 9.55	$ 10.06	$ 10.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.39	0.52	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(1.83)	(0.50)	(0.01)

Total From Investment Operations	(1.44)	0.02	0.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)	(0.54)	(0.27)

Total Dividends and Distributions	(0.38)	(0.54)	(0.27)

Redemption fees	–	0.01	–

Net Asset Value, End of Period	$ 7.73	$ 9.55	$ 10.06

Total Return(c)	(15.40)%	(0.04)%	3.00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,169	$ 15,700	$ 20,427
Ratio of Expenses to Average Net Assets(e)	0.80%	0.73%	0.75%(f)
Ratio of Net Investment Income to Average Net Assets	4.46%	5.21%	4.57%(f)
Portfolio Turnover Rate	14.8%	46.5%	49.0%(f)

	2008	2007(g)

ULTRA SHORT BOND FUND

Class C shares

Net Asset Value, Beginning of Period	$ 9.55	$ 10.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(1.84)	(0.48)

Total From Investment Operations	(1.50)	(0.13)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)	(0.38)

Total Dividends and Distributions	(0.32)	(0.38)

Net Asset Value, End of Period	$ 7.73	$ 9.55

Total Return(c)	(16.04)%	(1.47)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,090	$ 2,856
Ratio of Expenses to Average Net Assets(e)	1.50%	1.50%(f)
Ratio of Net Investment Income to Average Net Assets	3.81%	4.51%(f)
Portfolio Turnover Rate	14.8%	46.5%

(a) Period from March 15, 2006, date shares first offered, through October 31, 2006.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d) Total return amounts have not been annualized.

(e) Reflects Manager's contractual expense limit.

(f) Computed on an annualized basis.

(g) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share, all of which was distributed, during the period January 10, 2007, through January 16, 2007.

See accompanying notes.

433

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Class A shares

Net Asset Value, Beginning of Period	$ 49.35	$ 43.09	$ 38.99	$ 35.04	$ 32.14
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23(a)	0.30(a)	0.18	0.25	0.06(a)
Net Realized and Unrealized Gain (Loss) on Investments	(15.43)	7.13	5.02	4.33	2.84

Total From Investment Operations	(15.20)	7.43	5.20	4.58	2.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)	(0.18)	(0.13)	(0.20)	–
Distributions from Realized Gains	(3.21)	(0.99)	(0.97)	(0 .43)	–

Total Dividends and Distributions	(3.44)	(1.17)	(1.10)	(0 .63)	–

Net Asset Value, End of Period	$ 30.71	$ 49.35	$ 43.09	$ 38.99	$ 35.04

Total Return(b)	(32.95)%	17.59%	13.50%	13.13%	9.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 390,075	$ 956,005	$ 880,755	$ 735,037	$ 621,924
Ratio of Expenses to Average Net Assets	0.93%	0.83%	0.85%	0.91%	0.94%
Ratio of Gross Expenses to Average Net Assets(c)	–	0.83%	0.85%	0.91%	0.94%
Ratio of Net Investment Income to Average Net Assets	0.57%	0.63%	0.44%	0.68%	0.17%
Portfolio Turnover Rate	9.7%	17.6%	15.0%	13.0%	12.0%

	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Class B shares

Net Asset Value, Beginning of Period	$ 43.33	$ 38.16	$ 34.84	$ 31.48	$ 29.14
Income from Investment Operations:
Net Investment Income (Operating Loss)	(0.14)(a)	(0.10)(a)	(0.18)	(0 .09)	(0.24)(a)
Net Realized and Unrealized Gain (Loss) on Investments	(13.40)	6.26	4.47	3.88	2.58

Total From Investment Operations	(13.54)	6.16	4.29	3.79	2.34
Less Dividends and Distributions:
Distributions from Realized Gains	(3.21)	(0.99)	(0.97)	(0 .43)	–

Total Dividends and Distributions	(3.21)	(0.99)	(0.97)	(0 .43)	–

Net Asset Value, End of Period	$ 26.58	$ 43.33	$ 38.16	$ 34.84	$ 31.48

Total Return(b)	(33.59)%	16.46%	12.45%	12.09%	8.03%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 92,828	$ 185,705	$ 184,340	$ 167,531	$ 141,134
Ratio of Expenses to Average Net Assets	1.88%	1.74%	1.78%	1.85%	1.89%
Ratio of Gross Expenses to Average Net Assets(c)	–	1.74%	1.78%	1.85%	1.89%
Ratio of Net Investment Income to Average Net Assets	(0.41)%	(0.27)%	(0.49)%	(0 .26)%	(0.78)%
Portfolio Turnover Rate	9.7%	17.6%	15.0%	13.0%	12.0%

	2008	2007	2006	2005	2004

WEST COAST EQUITY FUND

Class C shares

Net Asset Value, Beginning of Period	$ 43.53	$ 38.31	$ 34.94	$ 31.56	$ 29.20
Income from Investment Operations:
Net Investment Income (Operating Loss)	(0.14)(a)	(0.08)(a)	(0.16)	(0 .06)	(0.21)(a)
Net Realized and Unrealized Gain (Loss) on Investments	(13.47)	6.29	4.50	3.88	2.57

Total From Investment Operations	(13.61)	6.21	4.34	3.82	2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0.01)	–
Distributions from Realized Gains	(3.21)	(0.99)	(0.97)	(0 .43)	–

Total Dividends and Distributions	(3.21)	(0.99)	(0.97)	(0 .44)	–

Net Asset Value, End of Period	$ 26.71	$ 43.53	$ 38.31	$ 34.94	$ 31.56

Total Return(b)	(33.60)%	16.56%	12.53%	12.18%	8.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,632	$ 22,174	$ 21,039	$ 13,613	$ 9,000
Ratio of Expenses to Average Net Assets	1.87%	1.69%	1.69%	1.78%	1.80%
Ratio of Gross Expenses to Average Net Assets(c)	–	1.74%	1.69%	1.78%	1.80%
Ratio of Net Investment Income to Average Net Assets	(0.40)%	(0.23)%	(0.40)%	(0 .19)%	(0.69)%
Portfolio Turnover Rate	9.7%	17.6%	15.0%	13.0%	12.0%
(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(c)	Excludes expense reimbursement from Manager and/or custodian credits.

See accompanying notes.

434

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund I, MidCap Growth Fund III, MidCap Stock Fund, MidCap Value Fund II, Money Market Fund, Mortgage Securities Fund, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund, Tax-Exempt Bond Fund, Ultra Short Bond Fund, and West Coast Equity Fund (38 of the 74 portfolios constituting Principal Funds, Inc. (collectively the “Funds”)) as of October 31, 2008, and the related statements of operations, statements of cash flows for California Municipal Fund and Tax-Exempt Bond Fund, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of California Municipal Fund, Equity Income Fund, High Yield Fund, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, Tax-Exempt Bond Fund, and West Coast Equity Fund for each of the periods presented through October 31, 2006, were audited by other auditors whose reports dated December 18, 2006 (California Municipal Fund, Equity Income Fund, High Yield Fund, Income Fund, MidCap Stock Fund, Mortgage Securities Fund, Short-Term Income Fund, and West Coast Equity Fund) and December 29, 2006 (Tax-Exempt Bond Fund), expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Funds, Inc. at October 31, 2008, the results of their operations, cash flows of California Municpal Fund and Tax-Exempt Bond Fund, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa December 23, 2008

435

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**

Elizabeth Ballantine	Principal, EBA Associates	114	The McClatchy
Director since 2004			Company
Member, Nominating and Governance
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	114	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	114	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	114	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	114	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	114	None
Director since 2005
Member, Audit Committee
1951

William C. Kimball	Retired. Formerly Chairman and	114	Casey’s General Stores,
Director since 1999	CEO, Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	114	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired. Formerly, Chairman and	114	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee
1944

436

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management	114	None
Director, Vice Chairman and CEO	Corporation, since 1999. Director,
Member, Executive Committee	Principal Funds Distributor, Inc. since
1952	2007. Director, Princor since 1999.
President Princor 1999-2005. Senior
Vice President, Principal Life, since
2002. Prior thereto, Vice President.

William G. Papesh	Retired December 2007. Prior thereto,	114	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

Larry D. Zimpleman                            Chairman and Director, Principal                   114                      None

Director and Chairman of the Board      Management Corporation and Princor

Member, Executive Committee             since 2001. Chief Executive Officer

1951                                                   Principal Life since 2008, President and Chief Operating Officer, Principal Life since 2006. President,

                                                          Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006.

                                                         Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer
711 High Street, Des Moines, IA 50392
1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

437

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Nora M. Everett	President since 2008, Senior Vice President and
President	Deputy General Counsel, Principal Financial Group,
711 High Street Des Moines, IA 50392	Inc. 2004-2008. Vice President and Counsel,
1959	Principal Financial Group, Inc. 2001-2004.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392
1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel
711 High Street, Des Moines, IA 50392
1945

Layne A. Rasmussen	Vice President and Controller – Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392
1958

438

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years

Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated February 29, 2008 and the Statement of Additional Information dated September 30, 2008. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

SOURCE OF DISTRIBUTIONS

To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

439

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a new Subadvisory Agreement with Westwood Management Corporation (“Westwood”) related to the LargeCap Value Fund III series of PFI; (2) the Amended and Restated Management Agreement (the “Management Agreement”) between PFI and Principal Management Corporation (the “Manager”) and a new Subadvisory Agreement with Pacific Investment Management Company LLC (“PIMCO”) related to the creation of the Core Plus Bond Fund I; (3) the Management Agreement and Amended and Restated Subadvisory Agreements with Principal Global Investors, Inc. (“PGI”), Principal Real Estate Investors, LLC (“PREI”) and Spectrum Asset Management, Inc. (“Spectrum”) related to the creation of the Global Diversified Income Fund (“Global Diversified”); (4) an Amended and Restated Subadvisory Agreement with Mellon Capital Management Corporation (“Mellon”) related to the MidCap Growth Fund III; and (5) annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds. In preparation for their approval process, the Independent Directors met with independent legal counsel in advance of the meetings to discuss the information provided.

Westwood Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into a Subadvisory Agreement with Westwood on behalf of the LargeCap Value Fund III (“LargeCap Value III” or “Fund”).

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the Subadviser’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for PFI and that the due-diligence program recommended Westwood for the Fund.

The Board reviewed the historical composite performance of the Subadviser as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Subadviser had outperformed its category and benchmark index during most periods over the last five years. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is higher than the subadvisory fee schedule of the existing subadviser to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Subadviser and that the Manager compensates the Subadviser from its fees. The Board noted that the Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board considered that the Subadvisory Agreement would have a slightly negative impact on the Manager’s profitability during the first year of the Subadvisory Agreement and, therefore, concluded that it need not reassess the profitability of the Fund’s Management Agreement with the Manager. In concluding that the Subadviser’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with the Subadviser at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Mellon Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into a new Subadvisory Agreement with Mellon related to the addition of Mellon (the “Subadviser”) to the MidCap Growth Fund III (the “Fund”) following a proposed merger with MidCap Growth Fund I (the “Merging Fund”).

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the Subadviser’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for PFI and that the due-diligence program recommended the Subadviser for the Fund.

The Board reviewed the performance of the Merging Fund, which was sub-advised by the Subadviser, as compared to its Morningstar peer group. The Board noted that the Merging Fund’s long-term (3-year) performance was above median. The Board also considered the Manager’s statement that the Subadviser’s performance was expected to be complementary to the existing Subadviser’s performance and the Board concluded, based on this information, that investment performance was expected to be satisfactory.

440

The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is lower than the subadvisory fee schedule of the existing subadviser to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Subadviser and that the Manager compensates the Subadviser from its fees. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board considered that the Manager’s overall profitability would slightly decrease with the addition of the new Subadvisory Agreement and, therefore, concluded that it need not reassess the profitability of the Fund’s Management Agreement with the Manager. In concluding that the Subadviser’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with the Subadviser at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Management Agreement and PIMCO Subadvisory Agreement

At its June 9, 2008 meeting, the Board considered whether to enter into the Management Agreement with the Manager and a Subadvisory Agreement with PIMCO (the “Subadviser”) related to the creation of a new series of PFI, the Core Plus Bond Fund I.

Management Agreement

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a commitment to support the various series of PFI (collectively, the “Funds”), including undertakings to cap Fund expenses to provide competitive expense ratios for shareholders and investment into the business through the acquisition of another fund complex with the goal of building economies of scale to be shared with shareholders. In addition, the Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund.

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to the Subadviser and the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers. The Board concluded that this due diligence process has worked well for PFI’s other subadvised Funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for other PFI Funds and that a similar level of compliance was expected to be attained for the Fund.

The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage the Subadviser to manage the portfolio. Based upon its familiarity with the Manager’s performance in monitoring subadvisers to other subadvised Funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to change the Subadviser at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance was expected to be satisfactory with respect to investment performance.

The Board considered the Fund’s proposed management fee. The Board received information regarding how the Fund’s proposed management fee ranked in comparison to the advisory fees of a peer group of institutional intermediate investment-grade debt funds (“Peer Group”) based upon Lipper data. In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison of the fees to the Peer Group, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability.

The Board also considered the level of fees that would be retained by the Manager after payment of the subadvisory fee. Although the proposed management fee was at the higher end of the range of the advisory fees of the Peer Group, the Board noted the strong reputation and performance record of the Subadviser. Considering all factors it deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Manager and other relevant factors. The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. Based upon the forecasted profitability percentage the Manager provided, the Board concluded that the profitability to the Manager from the management of the Fund was not expected to be unreasonable, taking into account the reasonableness of the Fund’s proposed management fee, and given the expected level of services to be provided.

441

The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the breakpoint in the Subadvisory Agreement. The Board concluded that the proposed management fee for the Fund reflects an appropriate level of sharing of economies of scale at the current anticipated asset levels.

The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management and subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreement

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Funds and that the due diligence program recommended the Subadviser for the Fund.

The Board reviewed historical composite performance of the Subadviser as compared to a Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Subadviser had outperformed its Morningstar category and benchmark index during most periods over the last one, three, five and ten year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the subadvisory fee proposed to be paid to the Subadviser and noted the proposed breakpoint. The Board also considered that the subadvisory fee rate was only slightly higher than the median for the peer group, that it was negotiated at arm’s length between the Manager and the Subadviser and that the Manager compensates the Subadviser from its fees. The Board noted that the Subadviser represented that the proposed subadvisory fees for the Fund were not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.

The Board concluded that the Subadviser’s anticipated profitability would not be unreasonable. In reaching this conclusion, the Board determined that they need not review the estimated level of profits to the Subadviser. They based this decision on the facts that both the management and subadvisory fees were determined to be reasonable and the Manager compensates the Subadviser from its own fees having negotiated the Subadvisory Agreement with the Subadviser at arm’s-length.

The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted the breakpoint included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current anticipated asset levels.

The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board noted the Subadviser’s representation that it generally does not enter into soft dollar arrangements.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement and Management Agreement are fair and reasonable and that approval of each Agreement is in the best interests of the Fund.

Management Agreement and PGI, PREI, and Spectrum Subadvisory Agreements

At its September 8, 2008 meeting, the Board considered whether to enter into the Management Agreement with the Manager and Amended and Restated Subadvisory Agreements with PGI, PREI, and Spectrum (collectively the “Subadvisers”) related to the creation of Global Diversified.

Management Agreement

With respect to the Management Agreement, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a commitment to support the various series of PFI (collectively, the “Funds”), including undertakings to cap Fund expenses to provide competitive expense ratios for shareholders and investment into the business through the acquisition of another fund complex with the goal of building economies of scale to be shared with shareholders. In addition, the Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Fund.

442

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to the Subadvisers and the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers. The Board concluded that this due diligence process has worked well for PFI’s other subadvised Funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for other PFI Funds and that a similar level of compliance was expected to be attained for the Fund.

The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage the Subadvisers to manage the portfolio. Based upon their familiarity with the Manager’s performance in monitoring subadvisers to other subadvised Funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to change the Subadvisers at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance with respect to Subadviser oversight was expected to be satisfactory.

The Board considered the Fund’s proposed management fee. The Board received information regarding how the Fund’s proposed management fee ranked in comparison to the advisory fees of a peer group of retail front-end load and no-load mixed asset, target allocation moderate funds (“Peer Group”) based upon Lipper data. For comparison purposes, the Manager also provided blended average peer group fees, using both Morningstar and Lipper data, determined by calculating the weighted average of average peer group fees based upon the proposed weightings of the Fund’s underlying portfolio strategies (the “Blended Peer Averages”). In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison of the fee to the Peer Group and to the Blended Peer Averages, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability. The Board determined that the Blended Peer Averages provided the most meaningful comparisons to the proposed management fee, and the Board noted that the proposed fee was in line with the Blended Peer Averages. Considering all factors they deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Manager and other relevant factors.

The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. The Board concluded that the proposed management fee was reasonable, taking into account the forecasted profitability percentage the Manager provided and given the expected level of services to be provided. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the breakpoints in the Subadvisory Agreements. The Board concluded that the proposed management fee for the Fund reflects an appropriate level of sharing of economies of scale at the currently anticipated asset levels. The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management and subadvisory fees for the Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Funds and that the due diligence program recommended the Subadvisers for the Fund.

The Board reviewed the historical total return performance of the Subadvisers in portfolios with investment strategies similar to certain of the proposed portfolio strategies for the Fund, as compared to Morningstar peer groups and relevant benchmark indices. The Board noted that as of June 30, 2008, the Subadvisers had outperformed the benchmark indices during most periods over the last one, three, five and ten year periods where performance was available. The Board also noted the Manager’s statement that the Subadvisers have delivered competitive returns in portfolio or sub-portfolio strategies similar to those proposed for the Fund, but with a different mandate. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the subadvisory fees proposed to be paid to the Subadvisers and noted the proposed breakpoints. The Board also considered that the subadvisory fee rates were modestly higher than the average for the Peer Group and that the Manager compensates the Subadvisers from its fees. The Board noted that the Subadvisers represented that they do not have other subadvisory clients with investment mandates similar to those of the Fund and, thus, the proposed subadvisory fees are not higher than the fees charged by the Subadvisers to other similar clients. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.

443

The Board noted that the Manager has proposed to compensate the Subadviser from its own management fee and that the proposed fees are competitive. In concluding that the proposed subadvisory fees were reasonable, the Board determined that they need not review the estimated levels of profits to the Subadvisers because, as they noted, the management fees were determined to be reasonable and the Manager compensates the Subadvisers from its own fees. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Subadvisers. The Board noted the Manager’s representation that it had recently reviewed the soft dollar practices of the Subadvisers and had concluded that the indirect benefits received by the Subadvisers as a result of their use of soft dollars did not result in the Subadvisers receiving unreasonable compensation in relation to the services provided. The Board also noted Spectrum’s policy that it may execute trades on behalf of its clients as broker-dealer unless a client directs execution to another broker-dealer, and considered that this practice could result in other incidental benefits to Spectrum.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement and Management Agreement are fair and reasonable and that approval of each of the Agreements is in the best interests of the Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

Also at its September 8, 2008 meeting, the Board performed its annual review and renewal of the Management Agreement and the Subadvisory Agreements relating to all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and consider the continuation of: (1) the Management Agreement as it relates to the seventy-three (73) series of PFI (each series is referred to as a “Fund”) (2) the subadvisory agreements between the Manager and each of Alliance Capital Management L.P.; American Century Investment Management, Inc.; Ark Asset Management Co., Inc.; Barrow, Hanley, Mewhinney & Strauss; Columbus Circle Investors (“CCI”); Dimensional Fund Advisors, Inc.; Edge Asset Management Inc. (“Edge”); Emerald Advisors, Inc.; Essex Investment Management Company, LLC; Goldman Sachs Asset Management, L.P.; J.P. Morgan Investment Management, Inc.; Jacobs Levy Equity Management, Inc.; Lehman Brothers Asset Management LLC; Los Angeles Capital Management and Equity Research, Inc.; Mackay Shields, LLC; Mazama Capital Management, Inc.; Mellon Capital Management Corporation; Morgan Stanley Investments LP; Neuberger Berman Management, Inc.; Principal Real Estate Investors, LLC (“PREI”); Principal Global Investors, LLC (“PGI”); Pyramis Global Advisors, LLC; Spectrum Asset Management, Inc. (“Spectrum”); T. Rowe Price Associates, Inc.; Turner Investment Partners, Inc.; UBS Global Asset Management (Americas), Inc.; and Vaughan Nelson Investment Management, LP; Westwood; (collectively, the “Subadvisers”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the selection of the Manager and each Subadviser and the continuation of the Advisory Agreements. On August 11, September 7 and September 8, the Independent Directors also met independently of Fund management and the directors who are interested persons of PFI with their independent legal counsel and an independent consultant. In evaluating the Advisory Agreements, the Board, including Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including but not limited to the following: (i) the investment performance of each Fund compared to the investment performance of a market index and a broad based industry category determined by Morningstar, (ii) a comparison of each Fund’s management fee (at current asset levels and theoretical asset levels) and expense ratio (at current asset levels) to the advisory fee and expense ratio for the mutual funds in a narrow peer group and a broad-based industry category, both selected by Lipper, (iii) fee schedules applicable to the Manager’s and the Subadvisers’ other clients, (iv) the Manager’s financial results and condition, including its profitability from services it performed for each Fund, (v) an analysis of the Manager’s and each Subadviser’s allocation of the benefits of economies of scale (vi) the Manager’s and each Subadvisers’ record of compliance with applicable laws and regulations, and with each Fund’s investment policies and restrictions, and (vii) the nature and character of the services the Manager and each Subadviser provides to each Fund.

Nature, Extent and Quality of Services

With regard to the Manager, the Board considered the nature, quality and extent of services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered the delegation of day-to-day portfolio management responsibility to the Subadvisers and the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained for the Funds.

444

With regard to each Subadviser, the Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three year period), and compared those returns to various agreed-upon performance measures, including market indices and peer group data based upon a broad-based, industry category determined by Morningstar. For Funds that did not have a three year history, the Board reviewed performance for a one-year period. The Board also considered whether each Fund’s investment results were consistent with the Fund’s investment objective and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Subadvisers for a multi-manager fund, that had not attained during the relevant period a level of investment performance the Board considered satisfactory. However, the Board noted that the Manager does not directly control investment performance, but rather engages the Subadvisers that manage the portfolios. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadviser at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s oversight of the Subadvisers was satisfactory.

As to each Fund, the Manager had advised the Board either that the investment services delivered by the Subadviser to the Fund were reasonable or the Subadviser’s longer-term track record justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Fund either met or exceeded acceptable levels of investment performance, and was therefore satisfactory; or (ii) although the Fund experienced underperformance, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreements. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management and Subadvisory Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels) and actual (after fee waivers) management fee (at current asset levels) and actual total expense ratio (at current asset levels for Class A shares) to advisory fees and expense ratios of mutual funds in a narrow peer group independently selected by Lipper (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For PFI Funds that did not offer Class A shares, the information provided was based upon Class I shares. In addition, the Board also reviewed information for Class I shares for certain Funds for which Class A shares were a small component of the Fund’s assets.

In assessing whether the management fees were reasonable, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and to other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total expense ratios, profitability and expense caps. For most Funds, actual management fees and expense ratios were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total expense ratios were within the third quartile or better. For Funds with expense ratios within the fourth quartile, the Board requested further explanation from the Manager regarding the reasonableness of management fees. The Board considered factors related to certain Funds with both actual management fees and total expenses higher than third quartile as compared to their Expense Group and certain other Funds that experienced significant underperformance. For the SAM Portfolios, the Board determined that the Manager’s unique active asset allocation strategy justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds) compare favorably. The Board considered that certain comparable PFI Funds have different management fees and noted the reasons cited by the Manager for the differing fees.

With respect to the Board’s review of the expense caps in place with respect to certain Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most Funds for an additional year, to raise the expense caps for certain Funds and to let expense caps for certain other Funds expire, based upon the individual circumstances of these Funds. The Board also considered the Manager’s proposals to either add new expense caps or to lower the expense caps (thereby decreasing the effective expense ratios) applicable to certain share classes of the LargeCap Value Fund III, the MidCap Value Fund II, and the SmallCap Growth Fund II. The Board also considered the Manager’s proposal to decrease the 12b-1 fees by 10 basis points for the Short-Term Income Fund.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

The Board considered each Fund’s subadvisory fees. The Board evaluated the subadvisory fees based upon data supplied by Lipper, which compared the contractual subadvisory fees to available information about subadvised funds in the Expense Universe.

445

For each Subadviser not affiliated with the Manager (“Unaffiliated Subadvisers”) (each Subadviser except PGI, PREI, Edge, CCI and Spectrum), the Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and each Subadviser and that the Manager compensates the Subadviser from its fees.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and receiving comparable services, the Board noted that most Subadvisers stated that they did not charge higher fees to the Manager for the Funds than were charged to their Other Clients. For the Subadvisers that did not make this representation, the Board considered the Subadviser’s representation that the fees compared favorably with those charged to Other Clients. The Board noted that the different fees to Other Clients were generally a result of fewer assets, a different level of services provided, and/or a different competitive environment at the time of the initiation of the relationship, which had resulted in the lower fees charged to the Other Clients.

For Funds where PGI, PREI, Edge, CCI or Spectrum was engaged as the Subadviser, the Board noted that the Subadviser is an affiliate of the Manager and that, therefore, the parties may allocate the fee among themselves based upon other than competitive factors, but that in the end, the shareholders pay only the management fee. Therefore, in these cases, particularly when no comparative data on subadvisory fees was provided, the Board focused primarily on whether the management fee and total expense ratios were reasonable.

For certain Subadvisers, the Manager was able to negotiate lower fees (AllianceBernstein with respect to LargeCap Value Fund III and J.P. Morgan and Mellon Capital with respect to SmallCap Value Fund I). The Board concluded that these amended fee schedules were appropriate and should be approved.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund, with the amendments proposed by the Manager, were reasonable.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreements, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2007. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers (PGI, PREI, Edge, CCI Circle and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

The Board noted that the Manager compensates each Unaffiliated Subadviser from its own management fees and that the fees were competitive. In concluding that the Unaffiliated Subadvisers’ fees were reasonable, the Board determined that it need not review estimated levels of profits to each Unaffiliated Subadviser because, as the Board noted, the Manager compensates each Unaffiliated Subadviser from its own management fees and the Manager had negotiated the Subadvisory Agreement with each Unaffiliated Subadviser at arm’s-length.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also reviewed the levels at which breakpoints occurred and the amount of the reductions. The Board also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund series (the “Index Funds”) do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each Index Fund has a relatively low basis point fee for initial Fund assets and the Board concluded that these Funds do not generate sufficient economies of scale at their current asset sizes to justify a breakpoint at this time.

The Board identified some Funds whose asset levels have exceeded the last breakpoint level in the Fund’s fee schedule. The Board discussed these and other Funds with management and concluded that the existing breakpoints are appropriate at the current asset levels. The Board noted, however, that the Manager would present a proposal at the December board meeting regarding the applicability of potential new breakpoints to address future growth.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund, with the amendments proposed by the Manager, reflects an appropriate recognition of any economies of scale at current asset levels.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

446

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered as a part of this analysis each Subadviser’s soft dollar practices and brokerage practices. The Board concluded that, taking into account these benefits, the fees charged under each Subadvisory Agreement were reasonable.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the changes proposed by the Manager, is in the best interests of each Fund.

447

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS, INC. October 31, 2008 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2008. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2008, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage

Disciplined LargeCap Blend Fund	100%	MidCap Blend Fund	63%
Equity Income Fund	57	MidCap Growth Fund I	13
High Yield Fund	3	MidCap Growth Fund III	100
LargeCap Blend Fund I	100	MidCap Stock Fund	91
LargeCap Blend Fund II	54	MidCap Value Fund II	21
LargeCap Growth Fund	100	Preferred Securities Fund	3
LargeCap Growth Fund I	70	SmallCap Blend Fund	26
LargeCap Growth Fund II	15	SmallCap Growth Fund II	14
LargeCap S&P 500 Index Fund	100	SmallCap Value Fund	31
LargeCap Value Fund	64	West Coast Equity Fund	100
LargeCap Value Fund III	89

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended October 31, 2008, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage

Disciplined LargeCap Blend Fund	100%	LargeCap Value Fund	64%
Diversified International Fund	39	LargeCap Value Fund III	93
Equity Income Fund	62	MidCap Blend Fund	66
Global Real Estate Securities Fund	21	MidCap Growth Fund I	13
High Yield Fund	4	MidCap Growth Fund III	100
International Emerging Markets Fund	12	MidCap Stock Fund	88
International Growth Fund	31	MidCap Value Fund II	23
LargeCap Blend Fund I	100	Preferred Securities Fund	19
LargeCap Blend Fund II	55	SmallCap Blend Fund	27
LargeCap Growth Fund	100	SmallCap Growth Fund II	14
LargeCap Growth Fund I	70	SmallCap Value Fund	34
LargeCap Growth Fund II	16	West Coast Equity Fund	100
LargeCap S&P 500 Index Fund	100

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2008, are as follows:

Foreign Taxes
Per Share

Diversified International Fund	.0356
Global Real Estate Securities Fund	.0186
International Emerging Markets Fund	.0694
International Growth Fund	.0252

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

448

WE’LL GIVE YOU AN EDGE®

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit www.principalfunds.com.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor, Inc. Member FINRA 1100 Investment Blvd., Suite 200 El Dorado Hills, CA 95762 FV 400-2 | 12/2008 | #11510122010 ©2008 Principal Financial Services, Inc.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

PRINCIPAL FUNDS

Institutional, J & R Share Classes

Annual Report

October 31, 2008

Economic & Financial Market Review	2
Important Fund Information	4
SAM Portfolios’ Performance and Investment Overview:
SAM Flexible Income Portfolio	5
SAM Conservative Balanced Portfolio	6
SAM Balanced Portfolio	7
SAM Conservative Growth Portfolio	8
SAM Strategic Growth Portfolio	9
Principal LifeTime Funds’ Performance and Investment Overview:
Principal LifeTime 2010 Fund	10
Principal LifeTime 2015 Fund	11
Principal LifeTime 2020 Fund	12
Principal LifeTime 2025 Fund	13
Principal LifeTime 2030 Fund	14
Principal LifeTime 2035 Fund	15
Principal LifeTime 2040 Fund	16
Principal LifeTime 2045 Fund	17
Principal LifeTime 2050 Fund	18
Principal LifeTime 2055 Fund	19
Principal LifeTime Strategic Income Fund	20
Large U.S. Equity Funds’ Performance and Investment Overview:
Disciplined LargeCap Blend Fund	21
Equity Income Fund	22
LargeCap Blend Fund I	23
LargeCap Blend Fund II	24
LargeCap Growth Fund	25
LargeCap Growth Fund I	26
LargeCap Growth Fund II	27
LargeCap S&P 500 Index Fund	28
LargeCap Value Fund	29
LargeCap Value Fund I	30
LargeCap Value Fund II	31
LargeCap Value Fund III	32
West Coast Equity Fund	33
Small/Mid U.S. Equity Funds’ Performance and Investment Overview:
MidCap Blend Fund	34
MidCap Growth Fund	35
MidCap Growth Fund I	36
MidCap Growth Fund II	37
MidCap Growth Fund III	38
MidCap S&P 400 Index Fund	39
MidCap Stock Fund	40
MidCap Value Fund I	41
MidCap Value Fund II	42

MidCap Value Fund III	43
Real Estate Securities Fund	44
SmallCap Blend Fund	45
SmallCap Blend Fund I	46
SmallCap Growth Fund	47
SmallCap Growth Fund I	48
SmallCap Growth Fund II	49
SmallCap Growth Fund III	50
SmallCap S&P 600 Index Fund	51
SmallCap Value Fund	52
SmallCap Value Fund I	53
SmallCap Value Fund II	54
SmallCap Value Fund III	55

International Equity Funds’ Performance and Investment Overview:

Diversified International Fund	56
Global Equity Fund I	57
Global Real Estate Securities Fund	58
International Emerging Markets Fund	59
International Fund I	60
International Growth Fund	61
Fixed-Income Funds’ Performance and Investment Overview:
Bond & Mortgage Securities Fund	62
Government & High Quality Bond Fund	63
High Quality Intermediate-Term Bond Fund	64
High Yield Fund	65
High Yield Fund I	66
Income Fund	67
Inflation Protection Fund	68
Mortgage Securities Fund	69
Preferred Securities Fund	70

Short-Term Fixed-Income Funds’ Performance and Investment Overview:

Short-Term Bond Fund	71
Short-Term Income Fund	72
Ultra Short Bond Fund	73
Money Market Fund	74
Glossary	75
Shareholder Expense Example	80
Financial Statements	90
Notes to Financial Statements	210
Schedules of Investments	231
Financial Highlights	626
Report of Registered Independent Public Accounting Firm	803
Supplemental Information	804

Not FDIC Insured May Lose Value • Not a Deposit • No Bank Guarantee Not Insured by any Federal Government Agency

Economic & Financial Market Review

Despite Aggressive Fed Actions, Credit Crisis Rages

Few could have predicted the transformation that occurred in the capital markets during the past twelve months. What began as a seemingly isolated crisis in assets related to U.S. subprime mortgages ballooned into an all-encompassing crisis in liquidity and confidence that touched asset classes around the globe. Stocks faltered as the credit crisis expanded. In this tenuous environment, risk premiums soared and investors sought relative safety by investing in U.S. Treasuries.

The Federal Reserve (the Fed) took aggressive actions during the period, including:

  lowering the federal funds rate from 4.5% to 1.00% (the federal funds rate is the interest rate at which financial institutions lend balances to one another overnight).
  lowering the discount rate from 5.0% to 1.25% (the discount rate is the interest rate at which financial institutions can borrow directly from the Fed).
  reviving a Depression-era tool, the primary dealer credit facility, to allow non-banks to borrow directly from the Fed.

As the domestic crisis expanded worldwide, international central banks joined the Fed in massive attempts to foster stability and liquidity in capital markets.

Major U.S. Financial Institutions Falter and Fall

Few of the most prominent U.S. financial institutions weathered the tumult unscathed. Milestones for the period included: JPMorgan bought out Bear Stearns at $10 per share; Fannie Mae and Freddie Mac were placed into conservatorship; Bank of America acquired Merrill Lynch; Lehman Brothers filed for Chapter 11 bankruptcy protection; the Federal Reserve extended an $85 billion loan in exchange for a 79.9% equity stake in AIG; the Reserve Primary Fund — the oldest U.S. money market fund — “broke the buck” as its net asset value dropped below $1 per share; Washington Mutual Bank failed — the largest U.S. bank failure on record — and JPMorgan acquired its deposit base as the bank’s investors were wiped out; Wells Fargo agreed to acquire troubled Wachovia. And the last two major investment banks standing — Goldman Sachs and Morgan Stanley —changed their status to become bank holding companies, agreeing to oversight by the Fed in order to access the discount window.

In October, following intense debate, Congress passed a highly controversial $700 billion credit facility in an effort to slow or halt the escalating cycle of deleveraging by investing directly in troubled assets and troubled financial institutions. At the end of October, approximately $250 billion had been used for direct investments in institutions.

Within this environment, value stocks performed roughly in line with growth stocks, while small-cap stocks had a modest advantage over their larger peers (although returns were decidedly negative for all market segments, as measured by the Russell indices). U.S. real estate investment trust securities also suffered, losing slightly more than the major U.S. equity indices.

Commodities Climb, Then Plummet

Commodity prices rose throughout much of the 12-month period. Oil led the way, rising from $85 per barrel at the beginning of the period to nearly $150 per barrel by July (as measured by NYMEX crude oil futures). Prices were driven up in part by strong international demand and by speculation of continued growth in emerging market economies. Soon after reaching their highs, however, commodity prices corrected sharply, due partly to growing signs of a deep global recession. By the end of October, oil had dropped to below $70 per barrel.

Both Emerging and Developed Foreign Markets Suffer

The abrupt and severe correction in commodities markets caused emerging markets (particularly heavy commodities exporters such as Russia) to suffer huge market losses in the midst of skyrocketing risk premiums. Geopolitical turmoil in Russia added to investor angst in that region. Developed markets also suffered heavily, with European financial institutions under tremendous pressure and the outlook for growth significantly weakened. For U.S.-based investors, returns on international stocks generally were even lower due to resurgence in the U.S. dollar.

Risk Aversion Drives Investors to U.S. Treasuries

As credit risk climbed during the period, investors stampeded to the relative safety of U.S. Treasuries. With the investor rush to safety, the broad U.S. fixed-income market significantly lagged Treasuries. Investment-grade corporate bonds (as measured by the Barclays Capital Aggregate Bond Index) trailed like-duration Treasuries by 22.5%, and the financial segment of U.S. corporate bonds lost 25.6% relative to Treasuries. Commercial mortgage-backed securities also lagged Treasuries by 24.5%, reflecting investor fear that commercial real estate would flounder under pressure from depressed residential real estate and restricted credit conditions. Meanwhile, asset-backed securities — which are primarily collateralized by consumer debt — were down 21.0% relative to Treasuries.

*Indices are unmanaged, and individuals cannot invest directly in an index. Returns shown for indices assume reinvestment of all dividends and distributions. See glossary on page 75 for definitions of indices.

Important Fund Information

The following information applies to all funds shown in this annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each Fund, the illustration is based on performance of the share class indicated.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit www.principalfunds.com, call your financial professional, or call 800-222-5852.

See glossary on page 75 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown.

Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.

2	Returns for the benchmark indices assume reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s mortgage- and asset-backed fixed-income holdings added value, outperforming the Barclays Capital Aggregate Bond Index. The Portfolio’s exposure to large-cap value and large-cap growth securities also proved to be top contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500.

On the negative side, the Portfolio’s exposure to both short-term and high-yield bonds detracted the most from performance amid deteriorating credit markets, as these holdings significantly lagged the Barclays Capital Aggregate Bond Index. Also, the Portfolio’s preferred securities holdings considerably underperformed both their respective benchmark and the Barclays Capital Aggregate Bond Index.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities — was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits.

The Portfolio ended the 12-month period with an overall allocation of 73% fixed income and 27% equities diversified across 16 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

SAM Conservative Balanced Portfolio*

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposure to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s mortgage- and asset-backed holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to international developed markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities — was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits.

The Portfolio ended the 12-month period with an overall allocation of 40% equities and 60% fixed income diversified across 16 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time, the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. Looking ahead, the management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

*	As of 8/1/00, the SAM Conservative Balanced Portfolio’s objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposures to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s mortgage- and asset-backed holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to international developed markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities — was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits.

The Portfolio ended the 12-month period with an overall allocation of 60% equities and 40% fixed income diversified across 16 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time, the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. Looking ahead, the management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposure to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s mortgage- and asset-backed holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to international developed markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. A new asset class — preferred securities — was also introduced early in the period with the addition of the Preferred Securities Fund, sub-advised by Spectrum Asset Management, primarily for its diversification benefits. In addition, the Portfolio added two short-term fixed-income funds: the Money Market Fund, sub-advised by Principal Global Investors, and the Short-Term Income Fund, sub-advised by Edge Asset Management, Inc., which invests in securities having effective maturities of five years or less.

The Portfolio ended the 12-month period with an overall allocation of 80% equities and 20% fixed income diversified across 15 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time, the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. Looking ahead, the management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the institutional class shares of the underlying funds.

During the fiscal year, the Portfolio’s exposure to large-cap value and large-cap growth securities proved to be the top two contributors to positive relative performance. Even as domestic equities continued to lose ground, these asset classes were able to outperform both their respective benchmarks and the S&P 500. Within fixed income, the Portfolio’s cash holdings added value, outperforming the Barclays Capital Aggregate Bond Index.

On the negative side, the Portfolio’s allocation to both international developed and emerging markets detracted from returns as international stocks suffered sharp losses through the end of the period, considerably lagging the S&P 500. Also, exposure to high-yield bonds was a primary detractor amid deteriorating credit markets, as this fixed-income sector significantly lagged the Barclays Capital Aggregate Bond Index. The Portfolio’s mid-cap growth exposure hurt performance as well as this asset class underperformed both its respective benchmark and the S&P 500.

Were there any changes to the Portfolio’s composition during the fiscal year?

During the fiscal year, the Portfolio added two new large-cap funds, the LargeCap Growth Fund II, sub-advised by American Century Investment Management, and the LargeCap Value Fund III, co-sub-advised by AllianceBernstein and Westwood Management Corporation, to improve overall diversification within large-cap equities. In addition, the Portfolio added two short-term fixed-income funds: the Money Market Fund, sub-advised by Principal Global Investors, and the Short-Term Income Fund, sub-advised by Edge Asset Management, Inc., which invests in securities having effective maturities of five years or less.

The Portfolio ended the 12-month period with an overall allocation of 94% equities and 6% fixed income, diversified across 12 asset classes, reflecting management’s focus on maintaining a neutral Portfolio risk position and allocation between equities and fixed income.

What is the outlook for the Portfolio?

For some time the management team has been optimistic that a recession could be avoided. It now appears the breadth and depth of the recent credit crisis is severely impacting real economic conditions and may take until the middle of 2009 to dissipate. However, there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The management team is assessing the opportune time to adjust the Portfolio’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions get discounted in market prices.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

A majority of this Fund is invested in fixed income, which contributed positively to performance on a relative basis as fixed-income securities significantly outperformed equities for the 12-month period. Other positives for the period included the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperforming the MSCI REIT Index, and the International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperforming the MSCI EAFE Index.

On the negative side, despite outperforming the Merrill Lynch Hybrid Preferred Securities Index, the Preferred Securities Fund detracted from performance. The High Yield Fund I also hurt performance, although historically both of these underlying funds have added value and diversification to the Principal LifeTime Funds. As a whole, the fixed-income funds struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral during the fiscal year. The International Emerging Markets Fund, which had performed well within Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2010 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund. Additionally, we are currently evaluating our options regarding the management of the Inflation Protection Fund used in the Fund.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

A majority of this Fund is invested in fixed income, which contributed positively to performance as fixed income significantly outperformed equities during the 12-month period. The Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index while the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index.

On the negative side, despite outperforming the Merrill Lynch Hybrid Preferred Securities Index, the Preferred Securities Fund, sub-advised by Spectrum Asset Management, detracted from performance. The High Yield Fund I, sub-advised by Lehman and JP Morgan, hurt performance as well, although historically both investment options have added value and diversification to Principal LifeTime Funds. The fixed-income options struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral. Also, the International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a strong headwind. Following the investment option’s significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added in October to further diversify the Fund.

What is the outlook for the Fund?

The Principal LifeTime 2015 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital. Additionally, we are currently evaluating our options regarding the management of the Inflation Protection Fund used in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns during the period. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2020 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index while the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor domestic equity market, many of the managers within domestic equity added to relative performance. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities saw double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a strong headwind. Following the investment option’s significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The fixed-income options also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added in October to further diversify the Fund.

What is the outlook for the Fund?

The Principal LifeTime 2025 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2030 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the portfolio (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index while the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor domestic equity market, many of the managers within domestic equity added to relative performance. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this option is invested in equities, which detracted from performance as both domestic and international equities saw double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a strong headwind. Following the investment option’s significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The fixed-income options also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added in October to further diversify the Fund.

What is the outlook for the Fund?

The Principal LifeTime 2035 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2040 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index while the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor domestic equity market, many of the managers within domestic equity added to relative performance. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this option is invested in equities, which detracted from performance as both domestic and international equities saw double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a strong headwind. Following the investment option’s significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The fixed-income options also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added in October to further diversify the Fund.

What is the outlook for the Fund?

The Principal LifeTime 2045 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the 12-month period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor performance of the domestic equity market, many of the managers within domestic equities added to relative performance during the fiscal year. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs and LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this Fund is invested in equities, which detracted from performance as both domestic and international equities experienced double-digit negative absolute returns during the period. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The underlying fixed-income funds also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime 2050 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

For the period, the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperformed the MSCI REIT Index while the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperformed the MSCI EAFE Index. Despite the poor domestic equity market, many of the managers within domestic equity added to relative performance. The LargeCap Growth Fund, sub-advised by Columbus Circle Investors, the LargeCap Value Fund, sub-advised by Principal Global Investors, and the MidCap Value Fund I, sub-advised by Goldman Sachs & LA Capital Management, all significantly added to relative performance.

On the negative side, a majority of this option is invested in equities, which detracted from performance as both domestic and international equities saw double-digit negative absolute returns. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a strong headwind. Following the investment option’s significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes. The fixed-income options also struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added in October to further diversify the Fund.

What is the outlook for the Fund?

The Principal LifeTime 2055 Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalization, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital.

Principal LifeTime Strategic Income Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the institutional class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

A majority of this Fund is invested in fixed income, which contributed positively to performance on a relative basis as fixed-income securities significantly outperformed equities for the 12-month period. Other positives for the period included the Real Estate Securities Fund, sub-advised by Principal Real Estate Investors, outperforming the MSCI REIT Index and the Principal International Fund I, sub-advised by Fidelity (Pyramis Global Advisors), outperforming the MSCI EAFE Index.

On the negative side, despite outperforming the Merrill Lynch Hybrid Preferred Securities Index, the Preferred Securities Fund detracted from performance. The High Yield Fund I also hurt performance, although historically both of these underlying funds have added value and diversification to the Principal LifeTime Funds. As a whole, the fixed-income funds struggled, particularly the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. Fixed-income investors fled to the relative safety of U.S. Treasuries and agencies, leaving all other fixed-income sectors in a downward spiral during the fiscal year. The International Emerging Markets Fund, sub-advised by Principal Global Investors, which had performed well within the Principal LifeTime Funds over the past few years, ran into a large headwind during the period. Following a significant run-up in recent years and amid a slowdown in the global economy, many investors sold out of non-U.S. equity asset classes.

Were there any changes to the Fund’s composition during the fiscal year?

The Core Plus Bond Fund I, sub-advised by PIMCO, and the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital, were added to the Fund in October to further diversify the portfolio.

What is the outlook for the Fund?

The Principal LifeTime Strategic Income Fund is well-diversified by asset classes and underlying funds. The major asset classes of the Fund (U.S. equities, non-U.S. equities, and fixed income) are constructed to provide diversification by investment process, style, and investment manager. Overall exposures to growth, value, market capitalizations, and other characteristics are carefully monitored and neutralized where possible. Moving forward, our goal in the intermediate-term bond asset class is to split the weighting equally between the Core Plus Bond Fund I, sub-advised by PIMCO, and the Bond & Mortgage Securities Fund, sub-advised by Principal Global Investors. In the international equity segment, our goal is to have one-third of our international equity exposure in the International Large Value Fund, sub-advised by AXA Rosenberg and Causeway Capital. Additionally, we are currently evaluating our options regarding the management of the Inflation Protection Fund used within the Fund.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund had positive stock selection in the financial, consumer discretionary, and telecommunication services sectors. It avoided any exposure to AIG, Wachovia Corp., and Sprint Nextel Corp., which helped the Fund’s relative performance compared to the benchmark. On the negative side, the Fund had poor stock selection in the industrial, materials, utilities, and consumer staples sectors. Negative contributors to relative performance included United States Steel Corp., AK Steel Holding Corp., and Anheuser-Busch Companies, Inc.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes that the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection within the financial sector combined with the decision to underweight the financial sector were the two biggest contributors to outperformance. Avoidance of brokerage stocks for much of the 12-month period was also beneficial. Stock selection within the health care sector was the third-largest contributor to outperformance. Both Abbott Labs and Roche Holding showed positive returns. The Fund’s largest holding, Wal-Mart Stores, added a positive contribution as well.

On the negative side, stock selection within consumer staples was the biggest detractor from performance. In particular, the Fund’s position in Safeway, Inc. was a laggard. Stock selection within the materials sector was the second-biggest detractor. With the economy softening globally, several metals stocks — Alcoa, Freeport-McMoRan, and Weyerhaeuser — were very weak. Stock selection within the real estate investment trust (REIT) sector was the third-biggest detractor due to the Fund’s exposure to two industrial REITs, AMB Property and ProLogis.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund focuses on providing investors with conservative, income-oriented exposure to the stock market. Using bottom-up fundamental and quantitative analysis, the sub-advisor seeks undervalued large-cap firms they believe demonstrate strong balance sheets, cash flow, and dividend growth prospects, plus the potential to weather most economic conditions. To enhance diversification and income potential, the Fund may also invest in real estate investment trusts as well as convertible, corporate, and government bonds.

What is the outlook for the Fund?

The effect of a deteriorating global economy over the period is reflected in substantially lower stock prices. However, many stocks held in the Fund potentially offer compelling value. While it is impossible to predict the direction of the stock market over the near term, historically the stock market bottoms out ahead of the trough in the economy. Furthermore, valuations suggest the possibility of strong performance for investors who have a three-to-five-year investment time horizon. The Fund’s philosophy of investing in quality mid-sized companies historically has served investors well over the long term.

What contributed to or detracted from Fund performance during the fiscal year?

During the fiscal year, quality was by far the best performing theme, followed by management, sentiment, valuation, profitability, and momentum. Among specific sectors, stock selection was positive overall. Of all sectors in the benchmark index, the Fund’s holdings in the financial sector outpaced their peers the most. On an individual stock level, underweighted positions in AIG and Fannie Mae, as well as an overweighted position in UST, contributed most positively to returns. On the negative side, holdings in the consumer staples sector were least successful relative to their peers in the benchmark. Overweighted positions in Sprint Nextel, CBS, and Regions Financial were among the biggest detractors from relative performance.

Were there any changes to the Fund’s composition during the fiscal year?

In the first quarter of 2008 the Fund manager began rebalancing the U.S. large-cap portfolios more frequently in order to achieve more timely exposure to investment themes and to better exploit shorter-lived information sources. Also, several enhancements were made to the investment process in an effort to improve performance.

What is the outlook for the Fund?

The sub-advisor continues to believe that cheaper stocks should outpace more expensive ones, and that good momentum stocks should perform better than poor momentum stocks. They prefer stocks about which fundamental research analysts are becoming more positive —profitable companies with sustainable earnings that use their capital to enhance shareholder value. As such, the sub-advisor anticipates remaining fully invested and expects that the value they add over time will be due to stock selection, as opposed to sector or size allocations. Although their underlying philosophy remains unchanged, they maintain a robust research agenda in an effort to enhance their process.

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection in financials, such as insurance and commercial banks, was the largest positive contributor to relative returns. Underweighting thrifts and mortgage finance companies also helped. AIG was eliminated from the Fund prior to government action, amid liquidity concerns. Selections in information technology were beneficial to relative returns as well. For example, participating in the IPO of IT services provider Visa contributed to performance, and underweighting Yahoo! helped as its stock price suffered twice — on Microsoft’s retracted takeover bid, and after issuing a dampened outlook for ad revenue in a weak economy. Additionally, a slight underweighting in the industrial sector made a small contribution to relative returns, which was also augmented by advantageous stock selection. Specifically, underweighting General Electric was helpful, as was avoiding multi-industry company Textron, Inc.

On the negative side, utilities were the greatest detractor, behind adverse stock selection. Overweighting independent power producers and energy traders such as AES and NRG Energy hurt due to falling natural gas prices. Avoiding regulated utility Southern Company detracted as it performed well despite decreased demand. Also, consumer discretionary selections struggled as consumer spending slowed. Portfolio positions in hotels, restaurants, and leisure dragged on returns. Specifically, overweighting International Game Technology and holding non-index companies MGM Mirage, Melco PBL Entertainment, and Las Vegas Sands detracted from performance. Additionally, stock selection in materials was a minor detraction. A non-index position in Potash Corporation of Saskatchewan, which produces crop nutrients used in fertilizer, was detrimental, as was an overweighting in International Paper.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. With sector weightings that are approximately equal to those of the S&P 500, the sub-advisor invests primarily in large-cap stocks. A team of T. Rowe Price equity analysts selects stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and the value of the stock.

What is the outlook for the Fund?

The sub-advisor believes conditions that have roiled the global economy and the equity markets in recent months are likely to continue into the foreseeable future. Given that the U.S. and its major trading partners have adopted measures to inject capital and restore confidence in the financial system, the sub-advisor intends to continue to emphasize rigorous research and comprehensive analysis in seeking out companies they believe have potential for capital appreciation, while maintaining sector weightings comparable to the S&P 500. The sub-advisor remains confident this strategy will serve investors well over the long term.

What contributed to or detracted from Fund performance during the fiscal year?

A few performance bright spots over the period were companies such as Millennium Pharmaceuticals and Wrigley, which benefited from being taken over at healthy premiums. Also, XTO Energy and Occidental Petroleum prospered from the early-2008 escalation in energy prices. Delta Airlines added value as well due to the rapid decline in energy prices. On the negative side, sub-par stock selection detracted most from performance, particularly in technology, as Google, Cisco, and Apple were hurt by profit-taking and IT spending deceleration. Goldman Sachs was also weak, as the company’s business suffered from the need to deleverage its business model, sluggish investment banking trends, and volatile trading conditions. Lastly, eye care-oriented drug and medical device company Alcon declined substantially late in the period after missing earnings and lowering guidance, largely because of higher-than-expected sales and marketing spending.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing lower-than-expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the sub-advisor selects companies that meet the criteria of positive momentum and positive surprise.

What is the outlook for the Fund?

The sub-advisor believes that although rapid action may prevent the credit crisis from depriving sound businesses and consumers of credit, keeping a recession mild, the potential for a severe recession with high unemployment rates is growing rapidly as the financial crisis deepens and spreads abroad. Further, they believe that because the deteriorating economic environment has made bottom-up stock selection difficult, maintaining a strong focus on high-quality companies possessing stable business models is prudent.

What contributed to or detracted from Fund performance during the fiscal year?

While every sector in the Russell 1000® Growth Index saw double-digit losses over the period, the health care sector was one of the least damaged on a relative basis. As a result, an overweighting in the health care sector — led by the Fund’s biotechnology holdings — was the greatest positive contributor to relative returns. Stock selection in telecommunication services was also beneficial, though the effect was somewhat mitigated by a heavy overweighting in the sector. Some of the Fund’s wireless companies, such as tower and antenna company American Tower Systems, fared better than the broader sector overall. Additionally, underweighting energy stocks boosted relative returns as falling energy prices battered the sector. Avoiding positions in oil refiner and gasoline retailer Valero Corporation, as well as global oilfield service provider Baker Hughes, was helpful. However, the benefit was limited by adverse stock selection.

On the negative side, stock selection in the consumer discretionary category led detractors. Slowing consumer spending and travel led to deep declines in the Fund’s hotel, restaurant, and leisure company holdings. Specifically, positions in MGM Mirage, Las Vegas Sands, and Marriott International all performed poorly. Conversely, defensive sectors like consumer staples performed relatively well in a challenging market environment, and an underweighting in the group hampered returns significantly. Tobacco and food product companies — in which the Fund had little exposure — had strong results for the period. Weak stock selection in information technology was a factor in the Fund’s underperformance as well. Additionally, concerns about decreased spending from both consumers and businesses caused declines for some portfolio holdings, including game companies Nintendo and Electronic Arts and credit card company Mastercard.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment process involves finding and holding large companies they believe offer solid earnings and cash-flow growth.

What is the outlook for the Fund?

The sub-advisor believes that the equity market is closer to a bottom than to a top, but remains somewhat cautious in the near term due to the current challenging market environment. However, it is important to recognize that the sub-advisor is a long-term investor and their investment philosophy remains unchanged. Risk aversion and pessimism in the markets have resulted in lower valuations for many high-quality growth companies, and the sub-advisor continues to rely on the strength of their independent research to select stocks for the Fund that reflect above-average earnings and free cash flow over time. They continue to concentrate on the underlying fundamentals of their holdings. However, they are paying more attention to credit considerations, including evaluation of companies’ credit facilities, terms, and counterparties, given the credit environment.

Over time, the sub-advisor believes that better fundamentals will drive improvements in sentiment and stock performance. One encouraging note is the possible expansion in price/earnings multiples that could be driven by two factors: a reduction in risk aversion and a softening of inflation fears. Regarding inflation worries, weaker global economic growth and tighter monetary policy outside of the U.S. may eventually put the inflation genie back in the bottle. The sub-advisor believes that over time, falling commodity prices may help ease pressure on the inflation front, along with improving worker productivity and restrained wage gains. In this scenario it is possible, they believe, to see some stock prices moving higher even absent a return of robust economic and corporate earnings growth.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the consumer discretionary sector drove the Fund’s outperformance, led by positioning in multi-line and specialty retail, among other industries. The sector was home to the number one overall contributor to relative results, an overweighted position in Family Dollar Stores. Materials shares were another important source of outperformance, led by allocation and selection decisions in the chemicals and metals and mining industry segments. Monsanto, the world’s largest seed producer, was the leading contributor in this space. Financial shares also helped relative performance, thanks to stock selection in insurance, as well as to underweighted positions in consumer finance and thrift companies. The key contribution to relative results in this sector came from an overweighted position in The Chubb Corporation.

On the negative side, the information technology sector was the largest detractor from relative returns. Stock selection in the software industry drove the underperformance, behind an underweighted position in Microsoft, which appeared to be viewed by investors as a large “safe-haven” during the market turmoil experienced throughout the period. An underweighted position as well as stock selection in the IT services industry segment also detracted. Here, it hurt to be under-represented in IBM, another company apparently viewed by investors as a safe haven. An overweighting in Western Union and DST Systems also detracted. Industrial shares were the only other sector to hurt relative performance, largely as a result of an overweighted position in, and stock selection among, electrical equipment companies. Additionally, positioning in the commercial services, building products, and road and rail industries detracted slightly.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund is structured to potentially provide long-term capital appreciation for investors who can tolerate short-term share price fluctuations. The sub-advisor pursues this objective by continuing to remain fully invested in large companies exhibiting sustainable improvement in their businesses. It is the sub-advisor’s belief that owning such companies will generate outperformance over time versus both the Russell 1000® Growth Index and other funds within the large-growth peer group.

What is the outlook for the Fund?

The sub-advisor’s investment process focuses on large companies exhibiting sustainable improvement in their businesses. Each stock is selected based on a thesis, and the entire research effort is designed to identify the companies in each sector and industry the sub-advisor believes are likely to outperform. They believe owning such companies will generate outperformance over time versus the Russell 1000® Growth Index and the other funds in the large-growth peer group. As a result, the Fund’s sector and industry selection as well as capitalization range allocations are primarily a result of identifying what the sub-advisor believes to be superior individual securities.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund underperformed the S&P 500 for the period due primarily to transaction costs, timing of cash flows, and portfolio fees. All 10 economic sectors in the index posted negative returns during the period. The health care and consumer staples sectors provided the least negative returns for the period, while the financial and telecommunication services sectors delivered the largest negative returns.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor uses a passive indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund had positive stock selection in the financial, consumer discretionary, and information technology sectors. It held underweighted positions in AIG, Wachovia Corp., and Washington Mutual, Inc., which helped the Fund’s relative performance compared to the benchmark. On the negative side, the Fund had poor stock selection in the industrial, health care, utilities, and consumer staples sectors. Negative contributors to relative performance included Manitowoc Co., Idearc Inc., and Bunge Ltd.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

Overall, allocation of risk factors contributed to performance. The Fund had less exposure to stocks with value characteristics and a lesser emphasis on larger market-capitalization stocks relative to the index. An overweighting in volatility also contributed to performance. Also, an overweighting in banks and railroads added value. In railroads, Burlington Northern drove outperformance. Additionally, avoiding exposure to both AIG and Wachovia contributed greatly to positive relative performance. Holdings in Wells Fargo, Comcast, and Symantec also added value.

On the negative side, from a factor standpoint, an underweighting in momentum detracted from performance; this was the only factor allocation that detracted significantly. However, industry allocations detracted greatly during the period. The largest detractor was an underweighting in energy reserves (though this underweighting began to benefit the Fund late in the period as oil prices fell). Overweightings in auto parts and insurance also detracted from performance. Additionally, stock selection detracted from relative performance. The largest individual detractors were Hartford Financial Services, Fifth Third Bancorp, and Sprint Nextel.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The investment philosophy seeks to deliver superior results for clients through UBS’s globally integrated investment organization. Intrinsic value is determined by the fundamentals that drive a security’s future cash flow. Discrepancies between market price and intrinsic value arise from market behavior and market structure, providing opportunities to outperform. A truly integrated global approach produces superior research. Leading-edge risk management and strong knowledge of clients are critical for superior portfolio construction. Teams of investment specialists working together deliver consistent results. This philosophy has been tested and proven for more than 24 years. While specific factors such as security selection, market selection, or factor exposures may affect performance over time, the management team will continue to seek superior results for the Fund throughout all market conditions.

What is the outlook for the Fund?

Despite dire economic forecasts, the sub-advisor currently finds the U.S. equity market attractively priced and sees a wide dispersion of opportunity within the market. Though the consumer discretionary and industrial sectors have been directly impacted by the global slowdown, the sub-advisor believes the market has overreacted and engaged in indiscriminate selling, providing them with attractive investment opportunities going forward, including the greatest potential for positive absolute return of the past 25 years.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund benefited from effective security selection among large leading software and technology companies. A top contributor was computer and peripheral maker Hewlett-Packard. Its stock rose on signs that its acquisition of outsourcing giant Electronic Data Systems may be advantageous. In health care, a significant holding was Abbott Laboratories, which develops and manufactures laboratory diagnostics, medical devices, and pharmaceutical therapies. Abbott reported strong sales across its entire product line, including Humira (a drug that treats autoimmune diseases). Holdings in consumer staples added to relative performance as well. Wal-Mart Stores was a notable contributor. The retailer’s low-price strategy paid off as higher prices at the pump and the sluggish U.S. economy put pressure on consumers.

On the negative side, despite being underweighted in the Fund, the financial sector was the largest source of relative underperformance. Although the sub-advisor continues to be selective about holdings, the Fund was hampered by its mix of stocks in the insurance and mortgage finance segments. Freddie Mac declined on greater-than-expected losses due to exposure to subprime loans and the need for additional capital. Also, shares of AIG fell significantly after the Federal Reserve stepped in to rescue the company from bankruptcy. (Both positions subsequently were eliminated.) The industrial sector was another source of relative weakness. A key detractor was Ingersoll-Rand Co., which designs and manufactures industrial and commercial products. The company cited the uncertain global economic outlook and the ongoing credit crisis for its earnings decline.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor pursues long-term capital growth by seeking large, fundamentally sound businesses that, because of transitory issues, are selling at prices they believe to be below fair-market value. A bottom-up investment manager, the sub-advisor evaluates each company individually and builds the Fund one stock at a time.

What is the outlook for the Fund?

The sub-advisor believes volatility and uncertainty are likely to persist in the equity markets over the near term. In this environment, they continue to seek stocks that are undervalued by the market. The Fund was broadly diversified at the end of the period, with ongoing overweighted positions in the information technology and energy sectors. The sub-advisor’s valuation work also resulted in smaller relative weightings in utilities and consumer staples stocks. Because they believe value opportunities remain among mega-cap stocks, the Fund continues to maintain a bias toward them.

What contributed to or detracted from Fund performance during the fiscal year?

Despite negative stock selection overall, stock selection was positive in the information technology sector. Having a slight underweighting in the financial sector was beneficial, as this was one of the worst-performing sectors in the benchmark Russell 1000® Value Index. Although stock selection was poor in the financial sector, the Fund avoided several companies that severely underperformed, such as Lehman Brothers and Bear Stearns.

On a negative note, stock selection was negative for the period. Poor stock selection was led by the financial sector, as the Fund held some of the worst-performing stocks, including AIG, Fannie Mae, and Freddie Mac. Stock selection was also negative in the energy sector. An underweighting in the utilities sector detracted from performance as well, as this was one of the better-performing sectors in the index.

Were there any changes to the Fund’s composition during the fiscal year?

Westwood Management Corp. was added to the Fund in mid-July. The Fund is now co-sub-advised by AllianceBernstein and Westwood. AllianceBernstein is responsible for approximately 65% of overall portfolio assets. AllianceBernstein seeks to take advantage of pricing distortions due to short-term events. Value investing requires in-depth research into companies and industries and the discipline to stand by a company while it addresses temporary problems — even when others are avoiding it. AllianceBernstein identifies value by using a dividend discount model, which compares the present value of each company’s projected cash flows to its current stock price to calculate the stock’s long-term expected return. Westwood is responsible for approximately 35% of overall portfolio assets. Westwood seeks to capture price anomalies that stem from operational improvements that they believe will result in significantly stronger earnings and long-term outperformance for the stock. Analysts focus on ideas that have limited downside risk and the opportunity to generate earnings and cash flows that are higher than what is implied by the current stock price.

What is the outlook for the Fund?

This multi-managed Fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors for the Fund that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

Though an overweighting in health care and an underweighting in telecommunications aided performance, in general the net effect of various sector allocations was neutral to performance. Stock selection was a positive during the year, with UnionBanCal Corp. adding value due to its purchase by Mitsubishi UFJ Financial Group Inc., Japan's largest bank. Performance was helped further by the pending sale of Genentech to Roche Holding. While the Fund’s stock selection in the financial sector was not positive in absolute terms versus the passive Russell 3000® Index, in relative terms the Fund’s holdings outperformed the sector — as evidenced by Wells Fargo’s performance. On the negative side, an underweighting in energy hurt returns. From an individual holdings perspective, Nabors Industries was a poor performer due to falling natural gas prices, while Red Lion Hotels took a hit as a result of the slowing economy.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Using a unique approach that blends a regional investment focus with the flexibility to invest in companies of any size, the Seattle-based sub-advisor invests in companies located (or doing significant business) in Alaska, California, Oregon, or Washington — a region ranking among the largest economies in the world. With the ability to invest in companies of any size, the sub-advisor seeks high-quality businesses trading at reasonable prices, possessing competitive advantages, and competing in industries with barriers to entry.

What is the outlook for the Fund?

For some time the sub-advisor was optimistic that a recession could be avoided. It now appears to them that the breadth and depth of the recent credit crisis has severely impacted real economic conditions and may take until the middle of 2009 to dissipate. However, they believe there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The sub-advisor is assessing the opportune time to adjust the Fund’s risk position, increasing equity exposures from neutral to overweight as negative credit and economic conditions become discounted in market prices.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund benefited from owning Valeant Pharmaceuticals, a specialty pharmaceutical company. Valeant had changed management, and the new management team made steady progress in streamlining the company’s product lines and core focus. The Fund also benefited from owning EOG Resources, an energy company focused mainly on natural gas production. EOG has an experienced management team, a low-cost structure, and a disciplined culture focused on maximizing returns. Additionally, owning UST Incorporated, a leader in the smokeless tobacco market, added to returns. UST rose on news that the company received an offer to be acquired by Altria Group Incorporated.

On the negative note, Coventry Health Care detracted from Fund performance. Coventry, a leading managed-care company, declined substantially during the period. Though Coventry continued to emphasize pricing over increased volume, they were hurt by the higher costs plaguing the managed-care industry. Forest City Enterprises Inc., a real estate operating company, detracted from the Fund as well. Forest City, which has a long track record of value creation in property development and management, fell as pressures in the real estate markets increased sharply. Dish Network Corporation also hurt returns. Dish, one of the two satellite television companies, declined as slowing subscriber growth and concerns about a weakening economy weighed on the company.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The investment strategy includes superior stock selection combined with disciplined risk management as the key to consistent outperformance. Superior stock selection is achieved through systematic evaluation of company fundamentals to produce in-depth original research. By focusing on fundamental research, four critical drivers of stock selection are emphasized: 1) sustainable competitive advantages, 2) market dominance in niche industries, 3) ability to generate high returns on invested capital consistently, and 4) attractive valuation.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection in the industrial sector added the most value during the period, led by the biggest positive contributor to the Fund for the period, UAL Corp, which was helped by declining oil prices, consolidation, and capacity cuts. The Fund remained overweighted in industrials, health care, and consumer staples, which benefited from favorable secular trends, lower commodity costs, and stable demand. The Fund outperformed its benchmark, the Russell Midcap Growth Index, in almost all sectors as industrials, energy, and consumer staples were the primary contributors to outperformance. Energy companies such as Southwestern Energy, Sandridge Energy, and Quicksilver Resources performed well during the period.

On the negative side, holdings in the consumer discretionary and information technology sectors underperformed for the period. SPX Corp., Cameron International Corp., and Salesforce.com were the biggest detractors from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing less-than-expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the sub-advisor selects companies that meet the criteria of positive momentum and positive surprise.

What is the outlook for the Fund?

The sub-advisor believes that although rapid action may prevent the credit crisis from depriving sound businesses and consumers of credit, keeping a recession mild, the potential for a severe recession with high unemployment rates is growing rapidly as the financial crisis deepens and spreads abroad. Further, they believe that because the deteriorating economic environment has made bottom-up stock selection difficult, maintaining a strong focus on high-quality companies possessing stable business models is prudent.

What contributed to or detracted from Fund performance during the fiscal year?

Specialty retail holdings within the consumer cyclical sector had a positive impact on performance. Within this sector, value-oriented retailers provided strong results. Holdings among technology-based companies added value as well. Within this sector, strong stock selection among computer hardware and electronic equipment investments benefited performance. Holdings within the consumer hard goods sector also had a positive impact. Leisure and entertainment-based holdings such as Marvel Entertainment and Hasbro provided competitive results as well.

On the negative side, health care-related holdings hurt returns. Within this sector, holdings among medical service providers were disappointing. Medical insurers such as Humana and Coventry Health Care appeared under pressure based on rising costs and growing political uncertainty. Holdings among industrial-based companies detracted as well. Within this sector, industrial parts and component companies and trucking and freight firms provided disappointing results. Variances in sector weightings relative to its benchmark, the Russell Midcap Growth Index, were kept to a minimum. A modest overweighting in energy-related names detracted from performance, as commodity prices fell sharply beginning in June 2008.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure.

What is the outlook for the Fund?

The MidCap Growth Fund I, sub-advised by Mellon Capital Management, will be merged into the MidCap Growth Fund III, sub-advised by Turner Investment Parnters. Following the merger, Turner and Mellon will be co-sub-advisors on the MidCap Growth Fund III. We expect the merger to be completed on November 21, 2008.

What contributed to or detracted from Fund performance during the fiscal year?

Sector positioning relative to its benchmark, the Russell Midcap Growth Index, contributed positively to relative returns, led by an overweighting in the health care sector. Also, an underweighting in the semiconductor industry proved beneficial as this industry underperformed during the period. The Fund had a lower price-to-earnings ratio than the index as well, which benefited returns.

On the negative side, stock selection was poor, most noticeably in the energy sector. Also, the Fund had a lower price-to-book ratio than the index, which detracted from relative returns. Additionally, owning stocks that, in aggregate, exhibited higher volatility than stocks held in the index detracted from relative returns.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Jacobs Levy is responsible for approximately 50% of the overall Fund assets. This firm believes the market is permeated with inefficiencies that are substantial enough in number and effect to offer opportunities for profitable active investment. They use intensive statistical modeling of a wide range of stocks and a variety of proprietary factors to detect and exploit these opportunities. Jacobs Levy uses a quantitative approach to build a diversified portfolio of mid-cap stocks. MacKay Shields is responsible for approximately 50% of the overall Fund assets. They believe that styles and factors will cycle in and out of favor, but that superior security selection will constantly add value over time. This is implemented by using a team of highly experienced investment professionals who are committed to exhaustive fundamental analysis.

What is the outlook for the Fund?

This multi-managed Fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors for the Fund that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

The materials and processing sector contributed the most to positive relative performance as fertilizer producer Mosaic posted a double-digit return for the period, benefiting primarily from a strong agricultural cycle and the growing demand from developing countries for soybeans, corn, and wheat. The financial sector also added value, as Hudson City Bancorp Inc., a recent addition to the Fund, enjoyed attractive spreads on jumbo mortgages and a widening yield curve. Energy holdings also contributed to excess return relative to the Fund’s benchmark, the Russell Midcap Growth Index, due primarily to rising commodity prices during the first eight months of the period. The Fund reduced its exposure to companies specializing in oil and gas production, coal, and drillers in favor of offshore oil service and equipment companies.

On the negative side, the technology sector, and specifically semi-conductors such as NVIDIA and Cypress Semiconductor, detracted the most from relative performance. Utility holding NII Holdings, a digital wireless communication services provider, was the worst individual detractor from relative performance, as the company reported a disappointing quarter in late 2007. (The position has since been sold.) Additionally, the consumer discretionary sector was the second-worst detractor from relative performance. Holdings with greater exposure to the consumer, such as printing company VistaPrint Inc., suffered from the slowdown in consumer spending.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure.

What is the outlook for the Fund?

The MidCap Growth Fund I, sub-advised by Mellon Capital Management, will be merged into the MidCap Growth Fund III, sub-advised by Turner Investment Parnters. Following the merger, Turner and Mellon will be co-sub-advisors on the MidCap Growth Fund III. We expect the merger to be completed on November 21, 2008.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund underperformed the S&P MidCap 400 Index for the year, primarily due to transaction costs, timing of cash flows, and portfolio fees. The Fund seeks investment performance that corresponds to the results of the S&P MidCap 400 Index. Within the Fund, the percentage exposure to securities is closely aligned to the stocks within the index. The Fund continues to maintain exposures near the index with a goal of replicating index performance. The Fund maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity. All 10 economic sectors in the index posted negative returns during the 12-month period; the financial and health care sectors provided the least negative returns for the period, while the telecommunication services and information technology sectors provided the largest negative returns.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund employs a passive investment approach.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals. Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

The largest contributor to outperformance was stock selection within the energy sector. Two exploration and production companies, Cimarex Energy and Noble Energy, were positive contributors due to higher production results. Stock selection in the health care sector was the next largest contributor to outperformance. Within that sector, Express Scripts and Edwards Lifesciences were positive performers, as earnings surpassed expectations. Finally, Estee Lauder, a cosmetic manufacturer, helped make stock selection within the consumer staples sector the third-largest positive contributor to outperformance.

On the negative side, the biggest detractor was stock selection within the industrial sector. HNI Corp, an office furniture manufacturer, and AMR Corp, a legacy airline, were negative contributors. HNI saw a sharp decline in home office sales, while AMR was faced with a substantial increase in year-over-year fuel prices. The second-largest detractor was stock selection in the materials sector. OM Group, a manufacturer of cobalt, and Rockwood Holdings, a manufacturer of specialty chemicals, were negative performers as demand for their products moderated. Stock selection within the financial sector was the third-largest detractor. Ambac Financial Group, a financial guarantee provider, and PMI Group, a mortgage insurer, hurt returns due to the meltdown within the credit markets.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. To construct the Fund, the sub-advisor looks for those mid-capitalization firms they believe compete in a dynamic industry with long-term growth potential, possess a sustainable competitive advantage, exhibit strong positive cash flows, are led by shareholder-oriented management, and trade at undervalued prices. The goal of this process is to produce a portfolio of 40 to 60 holdings with the potential to grow faster than the S&P MidCap 400 Index at lower risk levels.

What is the outlook for the Fund?

The effect of a deteriorating global economy over the 12-month period is reflected in substantially lower stock prices. However, the sub-advisor believes that many stocks held in the Fund potentially offer compelling value. While it is impossible to predict the direction of the stock market over the near term, historically the stock market bottoms out ahead of the trough in the economy. Furthermore, valuations suggest the possibility of strong performance for investors who have a three-to-five-year investment time horizon. The Fund’s philosophy of investing in quality mid-sized companies historically has served investors well over the long term.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was strong, led by the financial sector. Sector positioning was also beneficial, led by an overweighting in the energy sector. Additionally, the Fund had a higher price-to-book ratio during the period than the Russell Midcap Value Index, which contributed to relative returns.

On the negative side, despite stock selection being positive overall, the materials and utilities sectors saw negative stock selection. Also, an underweighting in the materials sector detracted from relative performance, as this was the strongest-performing sector during the period. Additionally, owning stocks that, in aggregate, exhibited higher volatility than the stocks held in the index detracted from relative performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Goldman Sachs is responsible for approximately 65% of the overall Fund assets. The firm builds a portfolio using in-depth fundamental research and attempts to invest in good companies opportunistically when they are undervalued. The investment team of 14 investment professionals is organized by industry, with portfolio managers and research analysts focusing on a particular area of expertise. LA Capital is responsible for approximately 35% of the overall Fund assets. This firm uses a quantitative approach to build a diversified portfolio of mid-cap stocks. LA Capital believes that investor preferences for specific risk characteristics evolve with changing market conditions. The firm’s Dynamic Alpha stock selection model calculates expected returns from a universe of mid-capitalization securities.

What is the outlook for the Fund?

This multi-managed Fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors for the Fund that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

Although stock selection was poor overall, it was very strong in the information technology sector. Also, having a slight underweighting in the consumer discretionary sector benefited returns. Additionally, the Fund had a lower price-to-earnings ratio than its benchmark, the Russell Midcap Value Index, which contributed positively to relative returns.

Stock selection was negative for the period; specifically, the materials and industrial sectors saw the worst stock selection. An overweighting in the information technology sector also detracted from relative performance. In addition, owning stocks that in aggregate exhibited higher volatility than the stocks held in the index hurt relative performance.

Were there any changes to the Fund’s composition during the fiscal year?

Effective October 31, 2008, Neuberger Berman was removed as a sub-advisor due to quantitative concerns. Jacobs Levy is now the sole sub-advisor for this investment option.

What is the outlook for the Fund?

The investment models used by Jacobs Levy focus mainly on company-level, bottom-up information. This investment approach results in portfolios that are diversified across stocks, industries, sectors, and numerous potential opportunities. Among industries, the Fund is moderately overweighted in electric and gas utilities, commercial banks, and computer hardware, and is underweighted in alcohol and tobacco.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was strong for the period, led by stock selection in the consumer discretionary and financial sectors. An overweighting in the health care sector added value, as this was one of the strongest-performing sectors in its benchmark, the Russell Midcap Value Index. Also, the Fund had a higher price-to-book ratio than did the index, which helped relative performance.

On the negative side, although overall stock selection was positive, it was negative in the health care and materials sectors. An underweighting in the materials sector detracted from returns as well, as this was one of the strongest-performing sectors in the index during the period. In addition, an overweighting in the consumer discretionary sector detracted from relative performance as this was the worst-performing sector in the index.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Principal Global Investors is responsible for approximately 55% of the overall Fund assets. Their investment approach seeks to create a well-diversified portfolio of mid-cap stocks that are not only attractively valued, but also have above-average growth characteristics. This is done through both fundamental and quantitative valuation. Barrow Hanley is responsible for approximately 45% of the overall Fund assets. This firm builds a fairly concentrated portfolio of stocks that favors factors such as low price-to-book, low price-to-earnings, and above-average dividend yield compared to the overall mid-capitalization market.

What is the outlook for the Fund?

This multi-managed Fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

Security selection in large regional mall owners was a positive contributor. Also, avoiding/underweighting companies with balance sheet challenges and lower quality assets benefited performance. This included avoiding Macerich, CBL & Associates, and Glimcher Realty, and underweighting General Growth Properties. The decision to underweight the position in industrial owner and large index constituent Prologis proved beneficial as well, as the stock was off since April 30, 2008. Prologis owns and develops industrial property for sale on a worldwide basis, and fears of a global slowdown weighed on its stock price during the period. Favorable security selection involving the owners of a strip mall shopping center was a contributor as well. In addition, a large underweighting in Developers Diversified Realty and a large overweighting in Federal Realty aided performance.

On the negative side, the decision to underweight HCP, the largest publicly traded owner of health care facilities, was a large drag on performance as the stock outperformed. Also, stock selection in the diversified sector detracted from performance. This underperformance was tied to four stocks that were less subject to selling pressure from large institutions as their investor base was dominated by individuals less prone to sell into the market weakness. An underweighting in multi-family apartment owner Equity Residential was a drag on returns as well. Equity Residential benefited from the availability of government-sponsored agency debt through Fannie Mae and Freddie Mac, while financing in most sectors had dried up.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s philosophy is that superior returns are achieved by investing in — but not overpaying for — high-quality companies expected to experience favorable trends. Their strategy encompasses a bottom-up, fundamental research-based process that includes index-relative portfolio construction with a quality bias.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

While the consumer discretionary sector was one of the weak performers in the Fund’s benchmark, the Russell 2000® Index, the Fund’s holdings in this sector fared much better. The Fund had below-average exposure to companies involved in automotive manufacturing and home building, which were especially weak during the period. Meanwhile, the Fund’s holdings in educational services and casino gaming performed well. Holdings in the consumer staples sector also helped offset some of the period’s weak performance. The stock selection process used in the Fund favored companies with strong business fundamentals that could increase market share even in a weakening economy.

On a negative note, the Fund had above-average exposure to the commercial aerospace industry. These holdings were adversely affected by a combination of capacity reduction at the airlines and potential order delays caused by a labor dispute at Boeing and development delays in their new 787 Dreamliner. In addition, the Fund had above-average exposure to companies with global end markets, and those companies were especially weak during the financial crisis. In the financial sector, several real estate investment trust holdings with exposure to mortgage-backed securities and commercial mortgages hurt returns. Regional banks performed poorly for the Fund, as its holdings were more adversely affected by deteriorating credit quality compared with other banks.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

Technology-related names contributed to performance. Sybase, the enterprise software and services company, witnessed strong growth in 2008 due to its risk analytics platform and banking and payment solutions. The information sector also added value. Investors cheered the global consulting firm Watson Wyatt Worldwide Inc. as the company beat second-quarter earnings estimates, citing strong demand for its benefits management services. Utilities showed strength throughout the latter half of the period as market volatility, slowing economic growth, and resilience in returns were rewarded by investors. Nicor, a gas distribution company, reported a positive earnings surprise and outperformed the benchmark for the period.

On the negative side, industrial names detracted as the slowing economy increased pressure on earnings and increased investor concern. Most notably, trucking company Arkansas Best missed earnings as the company battled both rising fuel costs and decreased demand. Selection in financials also detracted as banks, financials services, and asset management-related names underperformed. Concerns in the sector — including a weakening consumer, credit crunch, and housing slump — led downward pressure on earnings and share prices of several holdings. In addition, selection within the oil and gas sector detracted as spot prices of oil and gas fell sharply since June 2008. Oil services companies like Dawson Geophysical Co. witnessed share pressure due to investor concerns about a global economic slowdown.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure.

What is the outlook for the Fund?

The SmallCap Blend Fund I, sub-advised by Mellon Capital Management, will be merged into the SmallCap S&P 600 Index Fund, sub-advised by Principal Global Investors, on November 21, 2008.

What contributed to or detracted from Fund performance during the fiscal year?

Consumer discretionary holdings posted relative outperformance. Lack of exposure to Auto Component, and the strong relative performance of DeVry Inc. within the diversified consumer services sector and G-III Apparel Group in textile, apparel, and luxury goods, all contributed to good relative performance. Within health care providers and services, the Fund enjoyed very strong stock selection with the robust performance of LHC Group and Amedisys, Inc. The Fund also benefited from an acquisition in the pharmaceutical industry. Sciele Pharma, Inc. was acquired by Japanese-based Shionogi at a 60% premium.

On the negative side, a good portion of the underperformance is attributable to the industrial sector, especially in commercial aerospace. After peaking around year-end 2007, the aerospace group’s performance was pressured by increasingly negative investor sentiment. Information technology also weighed on underperformance. The worst portion of this sector was the semiconductor industry, where a weak consumer electronics environment affected several portfolios holdings. Within the energy sector, the Fund was penalized for not owning two coal companies, Alpha Natural Resources, Inc. and Walter Industries, in the first half of 2008.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

Sector allocation was a positive contributor to relative performance during the period. An overweighting in the energy sector and underweighting in financials helped relative returns the most. Stock-picking was a positive contributor in the consumer staples and health care services sectors. Top individual stock contributors across the Fund were LHC Group and Strayer Education. A small allocation to cash — held strictly for transactional purposes — had a positive impact due to the falling market.

On the negative side, hurt by poor stock selection, the Fund trailed its benchmark, the Russell 2000® Growth Index, for the period. Stock-picking was broadly negative, but most significantly so in the consumer cyclicals and financial sectors. The largest negative stock contributors across the Fund included Dealer Track, Orient Express Hotels, and Silicon Motion Technology. The outperformance of value, especially in the first and third quarters of 2008, had a large negative impact on relative returns.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor team is comprised of four portfolio analyst/managers, a senior portfolio manager, and a dedicated quantitative analyst. Each analyst/manager is responsible for stock selection within a particular sector of expertise. In selecting stocks for the Fund, the analyst/managers use fundamental research and a quantitative model to identify faster-growing companies with positive earnings estimate revisions.

What is the outlook for the Fund?

The sub-advisor believes the market has afforded them significant opportunities to improve the Fund by adding good growth companies with strong fundamentals at attractive prices. They believe a representation of their holdings’ ability to deliver upside surprise has been upward earnings revisions, which often reflect the analyst community’s rush to adjust earnings forecasts in light of a company’s outpacing previous expectations. They state that consistently over time, a higher percentage of their holdings have enjoyed upward revisions compared to the benchmark constituents’ holdings. Further, they believe that relationship is in full force today as evidenced by the Fund’s positive-to-negative earning revisions ratio of 1.6 -to-1, compared to a ratio of 1.1 -to-1 in the Russell 2000® Growth Index. The sub-advisor also references that their holdings have a faster expected growth rate and a price-to-earnings multiple that is approximately in line with that of the benchmark. It is the sub-advisor’s strong opinion that their portfolio holdings will achieve or come close to achieving the current earnings forecasts at a much higher rate than will the typical company in the index, as this has historically been the case. Finally, the sub-advisor believes the portfolio holdings are positioned to deliver earnings acceleration in the current economic environment that is more than twice what is expected from the average company in the index.

SmallCap Growth Fund II

Sub-Advisors: UBS Global Asset Management (Americas) Inc., Emerald Advisers, Inc., and Essex Investment Management Company, LLC

What contributed to or detracted from Fund performance during the fiscal year?

An underweighting in the most volatile stocks in the index and an underweighting in the troubled consumer discretionary sector benefited results. On the negative side, security selection hindered performance. The Fund struggled mightily in the information technology sector and to a lesser degree in the industrial sector. Within information technology, an underweighting in Nuance Communications and an overweighting in Ultimate Software Group were the primary detractors. Within industrials, a lack of exposure to Walter Industries and an overweighting in Taser International detracted the most. Additionally, an up-in-market-capitalization bias was a further hindrance to performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. UBS is responsible for approximately 43% of overall portfolio assets. A quantitative valuation model is used to identify a targeted buy list of stocks using three primary factors: earnings revisions, analyst diffusion ((up estimates - down estimates)/total estimates), and the 12-month stock price return. Each stock is ranked in quintiles, with the top quintile as the targeted buy list. More traditional in-depth fundamental analysis is applied to provide confirmation of the earnings growth story. Emerald is responsible for approximately 42% of overall portfolio assets. Emerald is a small-cap growth stock specialist that uses in-depth research to identify attractive small-cap growth companies. Essex is responsible for approximately 15% of overall portfolio assets. Essex uses a focused and disciplined level of fundamental security analysis. They identify companies in the early stages of positive business and earnings change. Essex focuses on micro-cap stocks in addition to small caps. This micro-cap focus should help to reduce the market capitalization of the overall portfolio.

What is the outlook for the Fund?

This multi-managed Fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

One bright spot within otherwise disappointing security selection was the industrial sector, where timely overweightings in Delta and Axsys Technologies boosted results.

On the negative side, security selection was extremely poor within the Fund. Much of the weakness was concentrated in the consumer discretionary, information technology, and financial sectors. An overweighting in information technology, one of the weaker sectors in the index, was a further detractor. On an individual basis, overweighting in Crocs and QuikSilver, and an out-of-index exposure to Blackstone Group hampered results the most.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Mazama is responsible for approximately 60% of the overall Fund assets. Mazama believes that exceptional investment returns can be made by investing in a diversified portfolio of quality companies that have made recent investments in people, products, plant and/or services. They use their proprietary Price Performance Model to identify and track the growth companies that they believe represent the best opportunities in the market. The portfolio managers focus on small to mid-cap stocks for the strategy. Columbus Circle Investors is now responsible for approximately 40% of the overall Fund assets. The firm’s investment strategies are based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. This discipline is referred to as positive momentum and positive surprise. Through in-depth analysis of company fundamentals in the context of the prevailing economic environment, the portfolio management team selects companies that meet the criteria of positive momentum and positive surprise.

What is the outlook for the Fund?

This multi-managed Fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund underperformed the S&P SmallCap 600 Index for the year, primarily due to transaction costs, timing of cash flows, and portfolio fees. Nine of the 10 economic sectors in the index posted negative returns during the fiscal year, with the telecommunication services and materials sectors providing the largest negative returns. The Fund seeks investment performance that corresponds to the results of the S&P SmallCap 600 Index. Within the Fund, the percentage of exposure to securities is closely aligned to the stocks within the index. The utilities sector provided the lone positive return during the period. The Fund maintains exposures near the index with a goal of replicating index performance. The Fund maintains positions in the underlying securities and uses other replicating securities for short-term investments and liquidity.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund uses a passive indexing strategy and does not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of negative stock market performance.

What is the outlook for the Fund?

The SmallCap Blend Fund I, sub-advised by Mellon Capital Management, will be merged into the SmallCap S&P 600 Index Fund, sub-advised by Principal Global Investors, on November 21, 2008.

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals. Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

Within the consumer discretionary sector, many of the stocks that were avoided in the Fund fell rapidly throughout the year. These stocks were hammered by persistent concerns about the consumer’s ability to spend, given higher food and fuel costs, and the prospect of recession. Financials were at the forefront of much of the news over the period. The Fund’s positive relative performance was driven by success in the real estate investment trust industry, where the Fund benefited from positive stock selection and a small relative underweighting. This outperformance was slightly offset by some holdings that were maintained for risk-control purposes as the government began to intervene. Also, several holdings in consumer staples, while relatively small, posted positive returns during the timeframe they were held.

On the negative side, holdings in industrials and technology lagged the benchmark Russell 2000® Value Index. Holdings in the machinery sector were negatively impacted by end-market weakness and order cutbacks as the economy stalled. Also, an overweighted position was held in the aerospace and defense sector, which hurt returns due initially to delays in the rollout of the next-generation airplane by Boeing, and later by a machinists’ strike at Boeing. Within technology, an inaccurate assumption that consumers would be willing to pay for better televisions detracted from performance. While sales of large screen plasma and LCD televisions were strong, the best-selling brands were the lower-end models that used cheaper parts than those produced by firms held within the Fund.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

A higher price-to-book profile was rewarded, as investors generally preferred companies with a growth tilt. Although security selection overall was negative, results within consumer discretionary aided performance. Underweightings in A.H. Belo Corp and Quicksilver were the primary positive contributors in the sector.

On the negative side, security selection detracted the most from results. Selection within the industrial and financial sectors was particularly poor. Within industrials, an overweighting in Deluxe Corporation and Graftech International hindered returns, whereas in financials overweightings in Lexington Corp and Pennsylvania Real Estate were the primary detractors.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. JP Morgan is responsible for approximately 70% of the overall Fund assets. JP Morgan’s investment process starts with a disciplined quantitative ranking methodology that identifies stocks in each economic sector that have positive trends in price momentum with attractive relative valuations. Management then uses a quadratic optimization to create a portfolio of well-diversified, compensated risks that seeks to deliver consistent returns. For each trade suggested by the optimization, the portfolio managers do in-depth fundamental research. Finally, sophisticated trading techniques ensure that the trades are executed in a cost-effective manner. Mellon Capital is responsible for approximately 30% of the overall Fund assets. Mellon employs a structured process that utilizes 18 quantitative models whose respective weightings are rotated over time. Mellon’s research indicates that the breadth of fundamental characteristics included in the quantitative valuation model and the adaptive nature of the valuation model in shifting emphasis among those factors as investor preferences change, provide a framework for consistent outperformance.

What is the outlook for the Fund?

This is a multi-managed Fund constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection weighed on performance. Results were particularly poor in the consumer discretionary and industrial sectors. Within consumer discretionary, overweightings in Scholastic, American Axle & Manufacturing, and Cumulus Media detracted the most from results. Within industrials, an out-of-index exposure to General Cable and an overweighting in Skywest Inc. were the primary detractors. Also, a lower price-to-book profile and a lower market capitalization relative to the benchmark Russell 2000® Value Index were not rewarded. Sector allocation hurt performance as well, due to an overweighting in the laggard consumer discretionary and information technology sectors. At the industry level, an underweighting in the strong-performing real estate investment trusts and an overweighting in semiconductors held back returns.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Dimensional Fund Advisors (DFA) is responsible for approximately 20% of the overall Fund assets. DFA manages a highly diverse portfolio focusing on the bottom quintile of market capitalization and, within that segment, on stocks that have a low price/book value from an accounting valuations perspective. Vaughan Nelson is responsible for approximately 80% of the overall Fund assets and is currently receiving all new cash flows. Vaughan Nelson’s process focuses on identifying the economic value of a firm’s equity through quantitative tools and then utilizing fundamental analysis to make final portfolio construction decisions. This process tends to steer Vaughan Nelson toward stocks with higher traditional price/book ratios relative to the index.

What is the outlook for the Fund?

This is a multi-managed Fund constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund benefited from an underweighting in the most volatile stocks in the benchmark Russell 2000® Value Index. A higher price-to-book bias relative to the index was also rewarded. Security selection was favorable, led by consumer discretionary, where an underweighting in Lear Corporation and a lack of exposure to Quiksilver boosted results. Selection within health care was also favorable, due in part to an overweighting in Sciele Pharma and a lack of exposure to HealthSouth Corp. On the negative side, sector allocation hampered results due to overweightings in information technology and energy and an underweighting in financials. An up-in-market-capitalization bias was a further hindrance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Ark Asset Management is responsible for approximately 80% of the overall Fund assets. Ark combines a systematic quantitative approach with traditional fundamental analysis to construct their portfolio. LA Capital (LA) is responsible for approximately 20% of the overall Fund assets. LA is a purely quantitative firm that includes a large variety of inputs into their model. Rather than emphasizing a fixed set of weights, LA’s model emphasizes those factors that are currently being rewarded in the market.

What is the outlook for the Fund?

This is a multi-managed Fund constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying sub-advisors. The objective was to find sub-advisors that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of sub-advisors in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

The Fund maintains an exposure to emerging markets of about 10%, compared to the emerging-market weighting within its benchmark, the MSCI ACWI (ex-U.S.) Index, of about 19% over the 12-month period. This underweighting in emerging markets added value to the Fund, as emerging markets declined more than developed international markets over the period (as measured, respectively, by the MSCI EMF Index and MSCI EAFE Index). Stock selection in financials was positive as the Fund benefited from owning strongly capitalized and liquid banks as well as relatively defensive non-life insurance companies. This positioning led the Fund away from U.K. banks, investment banks, and certain diversified financials. Also, stock selection in the telecommunication services sector was positive in the 12-month period. NTT DoCoMo and Koninklijke KPN performed well. NTT DoCoMo benefited from a change in the way handsets are sold in Japan, while KPN exceeded earnings expectations.

Stock selection was negative in the industrial sector. Capital goods companies, such as Komatsu, suffered from weakening commodity prices due to worries about the economic growth outlook. This investor concern drove down prices of Japanese trading companies such as Itochu and Mitsui & Co. Additionally, stock selection was negative in the consumer discretionary sector. The biggest detractor was not holding Volkswagen AG in the Fund, as it was the best performer in the group. Also, stock selection in the materials sector was negative. An overweighted position in Xstrata PLC, as well as an underweighting in Rio Tinto PLC, hurt performance; Rio Tinto benefited from a takeover offer from BHP Billiton, while Xstrata suffered due to lower commodity prices.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the Pacific Rim and exposure to stocks in emerging markets both contributed positively to returns. With regard to specific sectors, information technology and financials helped returns. Within technology, Taiwan Semiconductor contributed to performance. Though its shares fell, the company held up better than its peers as the demand for flat screen televisions, personal computers, and smart phones drove chip sales. On an individual stock level, Swiss pharmaceutical company Roche was a major contributor. Though the company’s shares fell, the stock held up versus the market as investors sought defensive names in the uncertain market environment.

On the negative side, weak stock selection in the U. K. and Continental Europe detracted from performance. Stock selection in materials and an underweighting in health care hurt returns. Within materials, Vedanta Resources, a U.K mining company, was a major detractor; the company’s shares fell as commodity prices declined in 2008. Another major detractor for the period was Prudential. Shares of the U.S. life insurer plummeted on the release of first-quarter earnings, which suffered due to continued subprime-related losses.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure.

What is the outlook for the Fund?

The Global Equity Fund I, sub-advised by JP Morgan Investment Management, will be merged into the International Fund I, sub-advised by Fidelity (Pyramis Global Adv.) on November 21, 2008.

What contributed to or detracted from Fund performance during the fiscal year?

Security selection within North America was a positive contributor to relative performance. Strong selection within the retail mall, industrial, and shopping center sectors were the key drivers of performance in the region. Security selection within Europe was a large positive contributor to relative performance. The Fund continued to benefit from owning higher-quality, less-leveraged companies through the credit market crisis — which led to strong selection through a bear market, particularly in the United Kingdom. An underweighted allocation to Japan and security selection among Japanese stocks also added value. Positive security selection was attributed to underweighting both those property owners suffering from increasing vacancies within the office sector and the soft residential market.

On the negative side, security selection in Australia was a detractor from relative performance. Especially harmful were portfolio positions within Australia involving companies with both above-average balance sheet leverage and a material portion of earnings derived from managing assets jointly owned with third parties. Also detracting from performance was the lack of exposure to HCP, a member of the health care sector in the United States, due to concerns regarding its ability to successfully assimilate recent acquisitions and finance them; this decision proved unfavorable as HCP widely outperformed. An underweighting in United States multi-family apartment owner Equity Residential hurt returns as well. Equity Residential and all apartment owners benefited from the availability of government-sponsored agency debt through Fannie Mae and Freddie Mac when financing in most other sectors had dried up.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor invests at least 80% of the Fund’s net assets in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders, and mortgage servicing companies.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

International Emerging Markets Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Asset allocation was positive on a country and sector basis. In particular, Israel, Brazil, and India contributed positively to performance. In Israel, the Fund benefited from an overweighted position in Teva Pharmaceutical Industries. The Fund outperformed in the telecommunication services, information technology, and health care sectors. An overweighted position in Cellcom Israel led the outperformance in telecommunication services for the 12-month period.

On a negative note, stock selection was negative on a country and a sector basis. In particular, materials, financials, and consumer staples contributed negatively to performance. In materials, an overweighted position in Evraz Group hurt relative performance. On a country basis, South Africa, Malaysia, and South Korea detracted from performance. In South Africa, performance suffered from an overweighted position in African Rainbow Minerals.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

What contributed to or detracted from Fund performance during the fiscal year?

The overweighting in integrated gas company BG PLC was the largest contributor to positive performance. BG shares gained from the increase in natural gas prices over the 12-month period. BG also gained from the discovery of a massive oil and gas reserve at Brazil’s Tupi oil field, in which it owns a 25% stake. In the materials sector, an overweighting in agricultural chemicals company K+S AG was the second-largest positive contributor. K+S AG shares appreciated thanks to rising potash and fertilizer prices, driven by global food demand. Among health care stocks, an overweighting in biotechnology firm Actelion was the third-best contributor to performance. Actelion shares rose thanks to better-than-expected revenues from its pulmonary arterial hypertension (PAH) treatment, Tracleer.

On the negative side, in the consumer discretionary sector, an underweighting in automobile manufacturer Volkswagen was the largest detractor from performance. Volkswagen shares rose, largely due to technical factors related to a takeover bid from Porsche and better sales volume trends than its peers. Among health care stocks, an underweighting in pharmaceutical company GlaxoSmithKline was the second-largest detractor from performance. GlaxoSmithKline shares outperformed the benchmark as investors sought out high-quality, defensive names amid the market turmoil and credit crisis. In the energy sector, an underweighting in integrated oil firm BP was the third-largest hindrance to performance. BP shares fell but outperformed the benchmark MSCI EAFE Index, thanks to earnings that exceeded consensus expectations as falling oil prices helped refining margins, which balanced out flat upstream production volumes.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund follows an innovative approach that capitalizes on the sub-advisor’s fundamental research by combining qualitative stock selection with quantitative risk control. The available investment universe is comprised of stocks rated attractive by analysts in Japan, the United Kingdom, Europe (ex- U.K.), and Pacific (ex-Japan). The discipline uses a quantitative model to match the regional weights of the Fund to the index. This approach diversifies specific risk, reduces tracking error, and factors risk and controls transaction costs.

What is the outlook for the Fund?

The sub-advisor strives to manage the Fund so that it consistently remains a well-diversified portfolio where the best ideas within each sector in each region are held at all times, based on the underlying fundamental research. They focus on maintaining a portfolio that continues to provide a consistent core exposure with low relative volatility. The primary focus remains on stock selection, while minimizing non-stock-specific risks within the Fund. The sub-advisor believes increased volatility in the markets and greater dispersion of returns and valuations in fact works favorably for a fundamental stock-selection-based Fund such as the International Fund I.

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection was most effective in the energy, consumer staples, and health care sectors, and specifically, in the food and staples, retailing, and pharmaceuticals industries. From a country perspective, stock selection was most effective in Italy and the Netherlands. Fast Retailing Co., a Japanese casual clothing retailer; Nestle, the Swiss food and beverage provider, and Family Mart Co., a Japanese convenience store operator, were among the stocks that met stock selection requirements and generated outperformance during the 12-month period.

On the negative side, stock selection among capital goods stocks was especially weak during the period. From a country perspective, stock selection was least effective in Japan, the United Kingdom, and Germany. The largest negative contributors to performance included Vestas Wind Systems, the Danish manufacturer of wind power systems and turbines, Komatsu, the Japanese manufacturer of earth-moving equipment, and ABB, the Swiss manufacturer of electrical equipment. The stocks of these and many other companies were negatively impacted by market uncertainties and fear of a potential global economic slowdown that threatened future profitability.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment philosophy is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. The sub-advisor focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. Stock selection is the primary driver of relative performance, and unintended portfolio risks are neutralized.

What is the outlook for the Fund?

The sub-advisor believes the best course of action in every type of market is to maintain broadly diversified portfolios, utilize a disciplined investment process, control risk, and commit to a long-term investment horizon. From their perspective, the recent market environment has been driven primarily by fear and uncertainty surrounding macroeconomic events — and by significant deleveraging by financial institutions and hedge funds — rather than by considerations of company-specific business fundamentals.

Further, they believe the extreme market volatility has resulted in indiscriminate selling by many investors and, as such, does not reward the fundamental relationships that typically differentiate stock price performance, which are the core of their investment beliefs and process. The sub-advisor cannot predict with any precision when the heightened market volatility will subside. However, as the market begins to stabilize and fundamental change once again re-asserts its reliability in contributing to long-term outperformance, they are confident their process will once again be rewarded. They believe their approach has demonstrated its effectiveness in both up and down markets, but is susceptible to marginal underperformance at major inflection points in general investor sentiment. From their perspective, these periods historically have tended to be both infrequent and generally short in duration.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

Over the 12-month period the Fund maintained a long duration, which contributed positively to performance as interest rates fell in response to a lower federal funds target rate, a slowing economy, and risk aversion. The Fund also benefited from an overweighting in the mortgage-backed securities (MBS) sector, which was the only spread (i.e., non-U.S. Treasury) sector to outperform the benchmark Barclays Capital Aggregate Bond Index. On the negative side, the remaining spread sectors underperformed the benchmark index during the period. Also, the Fund’s overweighting in investment-grade credit, asset-backed securities, and commercial mortgage-backed securities — along with an out-of-index allocation to below-investment-grade credit — hindered performance. An underweighting in U.S. Treasuries and agencies negatively contributed to performance as well, as these sectors outperformed the benchmark index.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s investment management process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented, and need to be given time to fully work through the financial system. Further, the sub-advisor believes that the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

Government & High Quality Bond Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Duration contributed positively to performance during the fiscal year. Portfolio duration was longer than that of its benchmark, the Barclays Capital Government/Mortgage Index, specifically in the front-end of the yield curve. (Duration is a measure of a bond’s price sensitivity to changes in interest rates.) Overweighted positions to higher-coupon fixed-rate agency mortgage-backed securities (MBS) and agency adjustable-rate MBS also contributed positively to performance. On the negative side, the primary cause of the Fund’s underperformance was exposure to floating-rate asset-backed securities, which were utilized for asset replication strategies. Additionally, sector allocation contributed to underperformance due to holdings of commercial mortgage-backed securities, which are not in the index, and to an underweighting in U.S. Treasuries and agencies.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

High Quality Intermediate-Term Bond Fund

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Over the 12-month period the Fund was long in duration, which contributed positively to performance as interest rates fell in response to a lower federal funds target rate, a slowing economy, and risk aversion. The Fund benefited from an overweighting in the mortgage-backed securities sector, which was the only spread (i.e., non-U.S. Treasury) sector to outperform the benchmark Barclays Capital Aggregate Bond Index.

On the negative side, the remaining spread sectors underperformed the index during the period. As a result, the Fund’s overweighting in investment-grade credit, asset-backed securities, and commercial mortgage-backed securities hindered performance. Also, an underweighting in U.S. Treasuries and agencies hurt returns as these sectors outperformed the benchmark index.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

What contributed to or detracted from Fund performance during the fiscal year?

Because of its non-cyclical profile, the health care sector performed extremely well in the turbulent 12-month period. As a result, the Fund’s overweighting in health care supply and pharmaceuticals was a major positive contributor to performance. Additionally, an underweighting in auto manufacturing and parts helped performance as companies continued to grapple with the combined negative effects of a troubled economy, high gas prices, and decreasing credit available to customers. Also aiding performance was an underweighting in diversified media, a sector that did poorly, combined with an outperformance by individual companies held within that sector.

The largest negative factor was the overwhelming underperformance of various holdings in the financial sector. The acceleration of market turmoil and customer concern drove the sector down substantially and forced some companies out of business. Positions in Washington Mutual, Freddie Mac, and Lehman Brothers produced substantial losses. Also, Sirius Radio underperformed due to concern about the decline in auto sales and consumer discretionary spending.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund is constructed with a long-term focus and a value-oriented philosophy. It emphasizes sectors the sub-advisor views as favorable on a long-term basis, such as health care, finance, technology, telecom/media, gaming, and services. Opportunities are also sought among the best companies in out-of-favor sectors. Also, the sub-advisor may utilize alternative investments — such as broken convertibles, emerging market securities, and real estate investment trusts— to enhance diversification and return potential.

What is the outlook for the Fund?

For some time the sub-advisor was optimistic that a recession could be avoided. It now appears to them that the breadth and depth of the recent credit crisis has severely impacted real economic conditions and may take until the middle of 2009 to dissipate. However, they believe there are still distinct positives for the U.S. economy: oil prices are down, interest rates have fallen, homes are more affordable, and productivity is still good. The sub-advisor is assessing the opportune time to adjust the Fund’s risk position, increasing equity exposures from neutral to overweighted as negative credit and economic conditions become discounted in market prices.

What contributed to or detracted from Fund performance during the fiscal year?

An emphasis on higher-quality issuers within the high-yield space benefited 12-month performance. Security selection and an underweighting in consumer cyclicals also were rewarded. Additionally, an overweighted position and security selection within the energy sector boosted returns, as did an underweighting in the beleaguered financial services industry. Security selection within financials helped as well. An underweighting in the gaming sector, which struggled, and strong security selection within the segment were favorable.

On the negative side, the Fund's underweighted position in non-captive diversified financial services (primarily General Motors Acceptance Corporation) hindered results. An overweighting in — and poor security selection within — the technology sector also detracted from performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. Lehman Brothers believes that successful high-yield investing is driven by a strict discipline that seeks to avoid credit deterioration, selects securities in which the spread is attractive on a relative value basis, and rotates across credit tiers and industry sectors. JP Morgan’s rigorous fundamental investment process, driven by the portfolio managers working with the large investment staff, seeks to generate positive alpha through the selection of undervalued securities and sectors that offer relatively attractive total return and risk characteristics.

What is the outlook for the Fund?

This multi-managed Fund was constructed by Principal Management Corporation to take advantage of the unique characteristics of the underlying investment managers. The objective was to find investment managers that would complement each other by exhibiting a low correlation of excess returns relative to the benchmark index and a diversity of investment process. Principal Management Corporation does not anticipate any significant changes to the mix of asset managers in the Fund.

What contributed to or detracted from Fund performance during the fiscal year?

An overweighting in U.S. Treasuries helped performance, as they were the best performer of all fixed-income asset classes during the period. Investors gravitated toward the safest investments as risky securities plunged in value. Within the Fund, mortgages outperformed, as the type of mortgage securities held in the Fund — primarily low-coupon, agency-backed pass-through mortgages — are generally considered safe and relatively liquid. As the economy slumped, investments considered safe and of high quality have done well. An underweighting in the financial services/bank sector also helped performance, as it was one of the worst-performing sectors in the benchmark Citigroup Broad Investment-Grade Bond Index. A continued write-down of bad assets, a furthering slump in real estate, and an erosion in bank liquidity conspired to reduce value in the sector.

On the negative side, security selection in the financial sector was a detractor. Freddie Mac lost value after the U.S. government took it over, while Wachovia and Morgan Stanley underperformed as credit market turmoil reduced liquidity. Additionally, Lehman Brothers lost value due to bankruptcy, while Washington Mutual declined following to the company’s takeover by the federal regulators. High-yield securities also underperformed during the 12-month period as investors avoided risky securities. The asset class performed poorly due to investors’ belief that the U.S. is in a severe economic slowdown and that default rates on high-yield securities therefore will rise considerably. Finally, the gaming sector underperformed as most gaming markets experienced negative year-over-year revenue growth. The continued economic slowdown appears to be eroding consumer discretionary spending on such items as gaming.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund is invested in a diversified pool of fixed-income securities selected with a long-term focus and a value-oriented philosophy. The sub-advisor favors securities and sectors they believe could perform well over one or more economic cycles. They also look for opportunities among the best companies in out-of-favor sectors and typically keep the Fund’s duration close to that of the Fund’s benchmark.

What is the outlook for the Fund?

The sub-advisor has based its outlook on the following perspective: The U.S. and much of the global economy are in the middle of a severe credit crunch and potentially long recession, and massive government policy actions — including a $700 billion rescue plan for the financial industry and a continued lowering of interest rates by the Federal Reserve — have been used to help revive the economy. They believe that it remains to be seen how quickly these actions may stimulate bank lending and consumer spending. However, they also believe that corporate bond prices are at historic lows and are already incorporating a deep recession. As a result, the sub-advisor is selectively increasing the Fund’s exposure to companies they believe have solid balance sheets and the ability to withstand a long downturn.

What contributed to or detracted from Fund performance during the fiscal year?

The underweighting in treasury inflation-protected securities (TIPS) in favor of commercial mortgage-backed securities and asset-backed securities hurt the Fund as these sectors underperformed both nominal and inflation-protected securities. Portfolio performance was also hurt by its use of a strategy of entering into secured lending agreements for more than 20% of the Fund. The Fund engaged in a strategy of entering into a significant amount of total rate-of-return swaps. This strategy detracted from returns due to the poor price performance of the securities the Fund purchased with collateral it received in connection with total rate-of-return swaps. In addition, the Fund’s duration was slightly longer compared to the index, which hurt performance as TIPS rates rose. (Duration is a measure of a bond's price sensitivity to changes in interest rates).

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

What contributed to or detracted from Fund performance during the fiscal year?

The best-performing bonds were the most liquid bonds. 30-year agency mortgage-backed securities (MBS) were the most liquid bonds (outside of U.S. Treasuries) and contributed the most to performance. Lower-coupon 30-year MBS benefited from falling interest rates due to their longer duration. For the period, the agency collateralized mortgage obligations (CMOs) held in the Fund also helped performance. The acceptable structure of the CMOs in the Fund helped mitigate the recent lack of liquidity experienced in these types of securities. Also, the Fund benefited slightly from its underweighting in 15-year agency MBS. In a historically normal market, these bonds would be expected to perform well. However, in the steepening interest-rate-curve environment over the period, typical buyers of the bonds, such as banks, turned mainly to sellers, which hurt performance.

On the negative side, the worst-performing sector was non-agency CMOs, which investors shunned. Although these bonds continued to have good underlying collateral performance, forced selling from leveraged investors and no demand from new investors drove prices down. The Fund’s duration was, on average, slightly below the benchmark Citigroup Mortgage Index duration over the period, which led to a small underperformance as interest rates fell. Although the overall 30-year agency MBS sector performed well, premiums on the Fund’s specified 30-year MBS dropped as investors looked only for liquidity, which slightly hurt performance.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor emphasizes a value-based, bottom-up approach to picking individual securities. Mortgage-backed securities and collateralized mortgage obligations comprise the majority of holdings, while a small allocation to Treasury and agency securities is used to manage liquidity and duration. The sub-advisor strives to keep the Fund’s duration close to that of its benchmark to prevent performance from being whipsawed or left behind by large interest-rate movements.

What is the outlook for the Fund?

The sub-advisor believes the mortgage market, as well as the overall economy, may continue to struggle for at least the near term. They believe the Fund is well-positioned to ride out the markets, with plenty of liquidity in the agency mortgage-backed security sector and potentially acceptable underlying performance of the non-agency bonds held in the Fund. When the overall economy and housing market begin to recover, the sub-advisor believes the Fund is positioned to be able to take advantage of anticipated spread-tightening in mortgage products.

What contributed to or detracted from Fund performance during the fiscal year?

Deeply-discounted securities purchased during the recent market turmoil — such as DB Capital, FPL Group, and Arch Capital — performed the best as the $25 par market rebounded in October from the historic sell-off experienced in September. Given the positive cash flow into the Fund, the sub-advisor was able to take advantage of the new-issue market, where securities were priced at large concessions and subsequently held up better than secondary issues when the market turned down. The volatility and inefficiency experienced in the markets provided many trading and swap opportunities that helped total return.

On a negative note, the Fund’s investments in AIG, Fannie Mae, Freddie Mac, and Wachovia Corp. hurt returns as all four firms suffered dramatic losses resulting from the unprecedented credit crisis. The U.S. government took control of AIG and the U.S. Federal Reserve agreed to lend $85 billion to the insurer. Fannie Mae and Freddie Mac fell significantly as the U.S. government seized control of the companies and placed them into a conservatorship. Wachovia Corp.’s value plummeted under the weight of overdue mortgages, and the firm ultimately agreed to a takeover by Wells Fargo.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s strategy emphasizes a rigorous credit approach with a primary emphasis on investment-grade hybrid preferred securities offering superior, risk-adjusted yield premiums.

What is the outlook for the Fund?

The sub-advisor believes the preferred securities market may ultimately benefit from the Emergency Economic Stabilization Act (EESA), the heart of which establishes the Troubled Asset Relief Program (TARP). While it is impossible to predict exactly how the plan will work, who will participate, and what it might mean for the preferred shareholders of companies that do sell assets to the government, the sub-advisor believes the program may provide a boost to investor confidence in the financial system and positively impact the preferred securities market.

3	This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

What contributed to or detracted from Fund performance during the fiscal year?

Duration was the primary contributor to performance over the period. The Fund was positioned with a longer duration than that of the benchmark Barclays Capital 1-3 Year Government/Credit Index. This was beneficial as interest rates fell during the period. The Fund also benefited from changes in sector allocation. An increase in weighting in U.S. Treasuries and a decrease in weighting in spread (i.e., non-U.S. Treasury) sectors improved the overall quality of the Fund. In general, higher-quality securities outperformed lower-quality securities.

On the negative side, the Fund’s out-of-index weighting in securitized assets was the major detractor during the period. These sectors were severely impacted by deleveraging taking place in the market as well as by rating agency actions resulting from continued housing market declines. The Fund’s position in investment-grade corporate bonds also hurt returns as risk premiums elevated. Additionally, an underweighted position in U.S. Treasuries versus the index contributed negatively, as Treasuries were one of the best-performing sectors. An out-of-index weighting to below-investment-grade corporate bonds also contributed negatively to performance. The flight to quality was primarily into U.S. Treasuries and out of all spread sectors.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies share a consistent focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

Portfolio management believes that the reasonably strong underlying fundamentals of corporations and consumers, coupled with a friendly Federal Reserve, will provide the support to ensure that the financial market turmoil is relatively short-lived and contained. They believe growth will slow, but the U.S. economy should avoid recession. Defaults and losses will continue as a result of the subprime crisis, but current valuations reflect extreme losses that the portfolio management team does not believe will ultimately be realized. Fundamentals of corporations remain strong, but will gradually decline over the next two years (defaults have remained around 1% for the past 12 months). However, current risk premiums reflect the fundamental risks, plus the potential of a steep increase in defaults/credit deterioration, which the team does not believe will materialize. Despite unfavorable technicals (commercial mortgage-backed securities are now being shorted aggressively by macro hedge funds), the team believes that underlying commercial mortgages will continue to perform and do not have the same fundamental risk as subprime residential mortgage-backed securities. The portfolio management team believes this market environment represents numerous long-term opportunities, which offer necessary value to withstand the short-term volatility of risk premiums.

What contributed to or detracted from Fund performance during the fiscal year?

The top positive contributor was an overweighting in liquid, less-credit-sensitive sectors such as U.S. Treasury and agency bonds. Though Fannie Mae and Freddie Mac were placed into conservatorship, the resulting stronger U.S. government backing kept their debt from widening as much as other credit-related sectors. An underweighting in the bank/finance sector aided performance as well. This sector widened as the credit crunch unfolded and many financials failed or were on the brink of doing so. As this sector typically makes up a large portion of many indices, the underweighting had a significant positive impact on performance. An underweighting in asset-backed securities (ABS) added value as well. When the market began to realize the credit crisis was going to hurt consumers, spreads on consumer-related ABS, like credit card and auto ABS, widened. Having almost no exposure to this sector helped the Fund greatly.

On a negative note, although the Fund overall was underweighted in the bank/finance sector, several individual issues within the sector hurt performance. Most significantly, a small position in Washington Mutual and a larger position in International Lease Finance (a subsidiary of AIG) detracted from returns. An overweighting in the real estate investment trust (REIT) sector also hurt performance as investors began to believe that the problems seen in the residential mortgage market would begin to spill over to the commercial mortgage market. The underperformance was felt across all sectors within the REIT category. In addition, non-agency mortgage securities hurt performance. One bond was marked to below-investment-grade and priced accordingly. Several other bonds saw dramatic price declines mainly from a lack of liquidity in the sector.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor takes a flexible investment approach, selecting securities from multiple fixed-income asset classes that are arrayed along the front part of the yield curve. They also look for value in lower-rated corporate securities while maintaining the Fund’s high overall credit rating. Comprehensive credit research is conducted to identify opportunities among out-of-favor sectors and securities.

What is the outlook for the Fund?

The sub-advisor believes that over the near term the front part of the interest-rate curve is likely to remain fairly low, although credit spreads may remain at high levels until the credit crisis eases. Once liquidity begins to return to the market and the economy shows signs of picking up, they believe spreads on corporates and mortgages may improve and have positioned the Fund to be able to take advantage of these potential improvements in the credit market.

What contributed to or detracted from Fund performance during the fiscal year?

Duration was the primary contributor to performance over the 12-month period. The Fund was positioned with a longer duration than that of the benchmark 6-month LIBOR Index, which was beneficial as interest rates fell, especially at the front end of the yield curve. Also, the Fund’s weightings to U.S. Treasuries, U.S. agencies, and cash were increased over the period, adding to performance as investors sought the safest investments available.

On the negative side, the Fund’s weighting in securitized assets was the major detractor to performance over the period. Specifically, the Fund’s weighting in collateralized mortgage obligations was the largest detractor to performance, followed by asset-backed securities and commercial mortgage-backed securities. The Fund’s weighting in investment-grade corporate bonds also hindered performance due to widening risk premiums. Additionally, exposure to below-investment-grade bonds hurt returns as prices declined due to investors’ flight to quality.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The Fund’s investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process. Value is added through multiple sources, with a primary emphasis on sector and subsector as well as yield-curve positioning and individual selection.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

Money Market Fund

Sub-Advisor: Principal Global Investors, LLC

Average Annual Total Returns[1] as of October 31, 2008

		1-Year	3-Year	5-Year	Since	Inception Extended Performance
					Inception	Date	Inception Date

J Shares	Excluding Sales Charge	2.67%	3.65%	2.55%	2.13%	03/01/2001	12/06/2000
	Including Sales Charge	1.67%	3.65%	2.55%	2.13%
Institutional Shares		3.17%	4.27%	3.23%	2.87%	03/01/2001	12/06/2000
R1 Shares		2.26%	3.36%	2.35%	2.00%	11/01/2004	12/06/2000
R2 Shares		2.40%	3.49%	2.47%	2.13%	12/06/2000	–
R3 Shares		2.58%	3.69%	2.66%	2.31%	12/06/2000	–
R4 Shares		2.78%	3.88%	2.85%	2.50%	12/06/2000	–
R5 Shares		2.90%	4.00%	2.97%	2.62%	12/06/2000	–

What contributed to or detracted from Fund performance during the fiscal year?

The Fund’s allocation to variable rate demand notes added value.* Also, the Fund benefited from having a consistently shorter average-days-to-maturity measurement than did its peers (although the average for the peer group did decline over the period). On a negative note, the prime money market industry saw large outflows in September, resulting from one money market fund falling below $1.00 net asset value per share. Throughout the year, the Fund’s exposures to asset-backed commercial paper and financial credits were adjusted due to the continued stress in the market.

Were there any changes to the Fund’s composition during the fiscal year?

No material changes occurred in the Fund’s structure. The sub-advisor’s investment strategies consistently focus on relative value and disciplined risk management. The investment process is research-driven, with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of the Fund’s process, aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates are not part of the overall process.

What is the outlook for the Fund?

The sub-advisor believes that although there has been significant volatility in the capital markets, the unprecedented worldwide central bank actions to backstop the credit crunch and limit its harm to the overall economy are now being implemented and need to be given time to fully work through the financial system. Further, the sub-advisor believes the current market environment represents numerous opportunities for investors who have a longer-term time horizon, and who can withstand the current volatility of risk premiums in order to realize value on assets that are currently priced for the most severe economic conditions in history.

*	Variable rate demand notes are debt instruments representing borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate.

Glossary

6-Month LIBOR (London Interbank Offered Rate) Index:

An average of the interest rate of U.S. dollar deposits, known as Eurodollars, of a stated maturity.

Barclays Capital 1–3 Year Government/Credit Index:

(Formerly known as Lehman Brothers 1–3 Year Government/ Credit Index.) A combination of the Barclays Capital Government and Corporate Bond indices with maturities between one year and three years.

Barclays Capital Aggregate Bond Index:

(Formerly known as Lehman Brothers Aggregate Bond Index.) A broad-based index intended to represent the U.S. fixed-income market.

Barclays Capital Government/Mortgage Index:

(Formerly known as Lehman Brothers Government/Mortgage Index.) A combination of the Barclays Capital Government Index and the Barclays Capital Mortgage-Backed Securities (MBS) Index. The Government Index includes all government bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and the FHLMC.

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index:

An unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated. The index limits the maximum exposure to any one issuer to 2%.

Barclays Capital U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index:

(Formerly known as Lehman Brothers U.S. Treasury TIPS (Treasury Inflation Protection Securities) Index.) An index of inflation-protected U.S. Treasury securities that will mature in one year or longer.

Capital Market Benchmark (20/80):

Is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 20% S&P 500 and 80% Barclays Capital Aggregate Bond Index.

Capital Market Benchmark (40/60):

Is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 40% S&P 500 and 60% Barclays Capital Aggregate Bond Index.

Capital Market Benchmark (60/40):

Is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 60% S&P 500 and 40% Barclays Capital Aggregate Bond Index.

Capital Market Benchmark (80/20):

Is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: 80% S&P 500 and 20% Barclays Capital Aggregate Bond Index.

Citigroup Broad Investment-Grade Bond Index:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities.

Citigroup Broad Investment-Grade Credit 1–3 Years Index:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between one and three years.

Citigroup Broad Market (BMI) World ex-US Index:

A float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of U.S. $100 million and above.

Citigroup Mortgage Index:

Represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

Citigroup U.S. High-Yield Market Capped Index:

Measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada, with the imposition of a cap on the par amount of each issuer and delayed entry of fallen angels following their downgrade.

FTSE EPRA/NAREIT Global Real Estate Index:

Is designed to represent general trends in eligible real estate equities worldwide.

Merrill Lynch Hybrid Preferred Securities Index:

An index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index):

A market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S.

Morgan Stanley Capital International (MSCI) —EAFE Index NDTR D:

Is listed for foreign stock funds (EAFE refers to Europe, Australia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes.

Glossary

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index:

Measures the stock returns of companies in 27 developing countries.

Morgan Stanley Capital International (MSCI) U.S. REIT Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) World Index:

A free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

Morningstar Conservative Allocation Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds with 20–50% invested in equities and 50–80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category Average:

Diversified emerging-markets portfolios tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These portfolios invest at least 70% of total assets in equities and invest at least 50% of stock assets in emerging markets.

Morningstar Foreign Large Blend Category Average:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Foreign Large Growth Category Average:

Foreign large-growth portfolios focus on high-priced growth stocks, mainly outside of the United States. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Global Real Estate Category Average:

These funds invest primarily in non-U.S. real estate securities, but may also include U.S. real estate securities. Such securities include debt and equity securities, convertible securities, and securities issued by Real Estate Investment Trusts (REITs). At least 40 percent of the fund’s holdings must be non-U.S. securities.

Morningstar High Yield Bond Category Average:

High-yield bond portfolios concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below.

Morningstar Inflation-Protected Bond Category Average:

Inflation-protected bond portfolios primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities

Morningstar Intermediate Bond Category Average:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Intermediate Government Category Average:

Intermediate-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debt. These portfolios have durations between 3.5 and six years (or, if duration is unavailable, average effective maturities between four and 10 years). Consequently, the group’s performance — and its level of volatility — tends to fall between that of the short government and long government bond categories.

Morningstar Large Blend Category Average:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Glossary

Morningstar Large Growth Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow faster than other large-cap stocks.

Morningstar Large Value Category Average:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks.

Morningstar Mid-Cap Blend Category Average:

The typical mid-cap blend portfolio invests in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. Most shy away from high-priced growth stocks, but aren’t so price-conscious that they land in value territory. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Morningstar Mid-Cap Growth Category Average:

Some mid-cap growth portfolios invest in stocks of all sizes, thus leading to a mid-cap profile, but others focus on midsize companies. Mid-cap growth portfolios target U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Mid-Cap Value Category Average:

Some mid-cap value portfolios focus on medium-size companies while others land here because they own a mix of small-, mid-, and large-cap stocks. All look for U.S. stocks that are less expensive or growing more slowly than the market. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Morningstar Moderate Allocation Category Average:

An average of the net asset value (NAV) returns of mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Short-Term Bond Category Average:

Short-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of one to 3.5 years (or, if duration is unavailable, average effective maturities of one to four years). These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations.

Morningstar Small Blend Category Average:

Small-blend portfolios favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Morningstar Small Growth Category Average:

Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Small Value Category Average:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Morningstar Specialty — Real Estate Category Average:

Specialty-real estate portfolios invest primarily in real-estate investment trusts (REITs) of various types. REITs are companies that develop and manage real-estate properties. There are several different types of REITs, including apartment, factory-outlet, health-care, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in real-estate operating companies.

Primary Index: Standard & Poor’s 500 Secondary Index: Wilshire REIT

Morningstar Target-Date 2000–2014 Category Average:

Target-date portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2000–2014) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Glossary

Morningstar Target-Date 2015–2029 Category Average:

Target-date portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2015–2029) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Target-Date 2030+ Category Average:

Target-date portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the year 2030 and beyond) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Ultrashort Bond Category Average:

Ultrashort bond portfolios invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year (or, if duration is unavailable, average effective maturities of less than one year). This category can include corporate or government ultrashort bond portfolios, but it excludes international, convertible, multisector, and high yield bond portfolios. Due to their focus on bonds with very short durations, these portfolios offer minimal interest-rate sensitivity and therefore low risk and total return potential.

Morningstar World Stock Category Average:

World-stock portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in the U.S., Europe, and Japan, with the remainder divided among the globe’s smaller markets. These portfolios typically have 20%–60% of assets in U.S. stocks.

Preferreds Blended Index:

Is composed of 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index.

Principal LifeTime 2010 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2010 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2015 Blended Index:

Composed of underlying indices that represent the target allocation weightings of the Principal LifeTime 2015 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2020 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2025 Blended Index:

Composed of underlying indices that represent the target allocation weightings of the Principal LifeTime 2025 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2030 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2030 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2035 Blended Index:

Composed of underlying indices that represent the target allocation weightings of the Principal LifeTime 2035 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2040 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2045 Blended Index:

Composed of underlying indices that represent the target allocation weightings of the Principal LifeTime 2045 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2050 Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime 2050 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2055 Blended Index:

Composed of underlying indices that represent the target allocation weightings of the Principal LifeTime 2055 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Glossary

Principal LifeTime Strategic Income Blended Index:

Composed of underlying indices that represent the target asset allocation weightings of the Principal LifeTime Strategic Income Fund.

Russell 1000® Growth Index:

Measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values

Russell 1000® Value Index:

Measures the performance of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values

Russell 2000® Index:

Measures the performance of the 2,000 smallest stocks in the Russell 3000® Index.

Russell 2000® Growth Index:

Measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values

Russell 2000® Value Index:

Measures the performance of those Russell 2000® Index securities with lower price-to-book ratios and lower forecasted growth values

Russell 2500® Growth Index:

Measures the performance of the 2,500 smallest companies in the Russell 3000® Growth Index with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Index:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Index:

Measures the performance of the 800 smallest stocks in the Russell 1000® Index.

Russell Midcap® Growth Index:

Measures the performance of those Russell Midcap® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index:

Measures the performance of those Russell Midcap® Index securities with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index:

A broad-based index intended to represent the U.S. equity market

S&P 500/Citigroup Value Index:

A float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum.

.

S&P MidCap 400 Index:

A weighted index of the common stocks of 400 mid-size companies.

S&P SmallCap 600 Index:

A small cap index that consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

NOTE: S&P 500, S&P MidCap 400, and S&P 600 Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Principal Life Insurance Company and Principal Management Corporation. The products are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the products.

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL INVESTORS FUND, INC. October 31, 2008 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

Bond & Mortgage Securities Fund
Class J	$1,000.00	$872.77	$5.04	$1,000.00	$1,019.76	$5.43	1.07%
Institutional	1,000.00	875.78	2.40	1,000.00	1,022.57	2.59	0.51
R-1	1,000.00	871.69	6.54	1,000.00	1,018.15	7.05	1.39
R-2	1,000.00	872.42	5.93	1,000.00	1,018.80	6.39	1.26
R-3	1,000.00	873.64	5.09	1,000.00	1,019.71	5.48	1.08
R-4	1,000.00	874.25	4.19	1,000.00	1,020.66	4.52	0.89
R-5	1,000.00	874.19	3.63	1,000.00	1,021.27	3.91	0.77

Core Plus Bond Fund I
Institutional(b)	1,000.00	995.00	0.55(b)	1,000.00	1,021.87	3.30	0.65
R-1(b)	1,000.00	994.00	1.29(b)	1,000.00	1,017.44	7.76	1.53
R-2(b)	1,000.00	994.00	1.18(b)	1,000.00	1,018.10	7.10	1.40
R-3(b)	1,000.00	994.00	1.03(b)	1,000.00	1,019.00	6.19	1.22
R-4(b)	1,000.00	994.00	0.87(b)	1,000.00	1,019.96	5.23	1.03
R-5(b)	1,000.00	994.00	0.77(b)	1,000.00	1,020.56	4.62	0.91

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

Disciplined LargeCap Blend Fund
Institutional	$1,000.00	$701.69	$2.44	$1,000.00	$1,022.27	$2.90	0.57%
R-1	1,000.00	698.09	6.19	1,000.00	1,017.85	7.35	1.45
R-2	1,000.00	699.00	5.64	1,000.00	1,018.50	6.70	1.32
R-3	1,000.00	699.36	4.87	1,000.00	1,019.41	5.79	1.14
R-4	1,000.00	700.21	4.06	1,000.00	1,020.36	4.82	0.95
R-5	1,000.00	700.85	3.55	1,000.00	1,020.96	4.22	0.83

Diversified International Fund
Class J	1,000.00	563.89	5.90	1,000.00	1,017.60	7.61	1.50
Institutional	1,000.00	564.92	3.74	1,000.00	1,020.36	4.82	0.95
R-1	1,000.00	562.50	7.19	1,000.00	1,015.94	9.27	1.83
R-2	1,000.00	563.32	6.68	1,000.00	1,016.59	8.62	1.70
R-3	1,000.00	563.59	5.97	1,000.00	1,017.50	7.71	1.52
R-4	1,000.00	564.24	5.23	1,000.00	1,018.45	6.75	1.33
R-5	1,000.00	564.92	4.76	1,000.00	1,019.05	6.14	1.21

Equity Income Fund
Institutional	1,000.00	731.50	2.26	1,000.00	1,022.52	2.64	0.52

Global Equity Fund I
Institutional	1,000.00	620.11	4.85	1,000.00	1,019.15	6.04	1.19
R-1	1,000.00	617.38	8.42	1,000.00	1,014.73	10.48	2.07
R-2	1,000.00	617.99	7.89	1,000.00	1,015.38	9.83	1.94
R-3	1,000.00	618.54	7.16	1,000.00	1,016.29	8.92	1.76
R-4	1,000.00	618.88	6.39	1,000.00	1,017.24	7.96	1.57
R-5	1,000.00	619.09	5.90	1,000.00	1,017.85	7.35	1.45

Global Real Estate Securities Fund
Institutional	1,000.00	588.02	3.75	1,000.00	1,020.41	4.77	0.94

Government & High Quality Bond
Fund
Class J	1,000.00	962.08	4.98	1,000.00	1,020.06	5.13	1.01
Institutional	1,000.00	968.02	2.08	1,000.00	1,023.03	2.14	0.42
R-1	1,000.00	960.64	6.41	1,000.00	1,018.60	6.60	1.30
R-2	1,000.00	961.11	5.77	1,000.00	1,019.25	5.94	1.17
R-3	1,000.00	962.00	4.88	1,000.00	1,020.16	5.03	0.99
R-4	1,000.00	962.04	3.95	1,000.00	1,021.11	4.06	0.80
R-5	1,000.00	962.63	3.35	1,000.00	1,021.72	3.46	0.68

High Quality Intermediate-Term Bond
Fund
Class J	1,000.00	869.22	5.12	1,000.00	1,019.66	5.53	1.09
Institutional	1,000.00	871.74	2.07	1,000.00	1,022.92	2.24	0.44
R-1	1,000.00	867.47	6.20	1,000.00	1,018.50	6.70	1.32
R-2	1,000.00	868.29	5.59	1,000.00	1,019.15	6.04	1.19
R-3	1,000.00	868.55	4.74	1,000.00	1,020.06	5.13	1.01
R-4	1,000.00	869.43	3.85	1,000.00	1,021.01	4.17	0.82
R-5	1,000.00	870.71	3.29	1,000.00	1,021.62	3.56	0.70

High Yield Fund
Institutional	1,000.00	772.85	2.36	1,000.00	1,022.47	2.69	0.53

High Yield Fund I
Institutional	1,000.00	799.02	2.94	1,000.00	1,021.87	3.30	0.65

Income Fund
Institutional	1,000.00	896.24	2.38	1,000.00	1,022.62	2.54	0.50

Inflation Protection Fund
Class J	1,000.00	836.44	5.31	1,000.00	1,019.36	5.84	1.15
Institutional	1,000.00	839.32	1.90	1,000.00	1,023.08	2.08	0.41
R-1	1,000.00	835.34	5.95	1,000.00	1,018.65	6.55	1.29
R-2	1,000.00	836.83	5.36	1,000.00	1,019.30	5.89	1.16
R-3	1,000.00	836.74	4.52	1,000.00	1,020.21	4.98	0.98
R-4	1,000.00	837.47	3.65	1,000.00	1,021.17	4.01	0.79
R-5	1,000.00	838.12	3.10	1,000.00	1,021.77	3.40	0.67

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

International Emerging Markets Fund
Class J	$1,000.00	$475.04	$6.82	$1,000.00	$1,015.89	$9.32	1.84%
Institutional	1,000.00	476.32	4.79	1,000.00	1,018.65	6.55	1.29
R-1	1,000.00	474.03	8.04	1,000.00	1,014.23	10.99	2.17
R-2	1,000.00	474.52	7.56	1,000.00	1,014.88	10.33	2.04
R-3	1,000.00	474.68	6.89	1,000.00	1,015.79	9.42	1.86
R-4	1,000.00	475.23	6.19	1,000.00	1,016.74	8.47	1.67
R-5	1,000.00	475.61	5.75	1,000.00	1,017.34	7.86	1.55

International Fund I
Institutional	1,000.00	577.70	4.40	1,000.00	1,019.56	5.63	1.11
R-1	1,000.00	575.10	7.88	1,000.00	1,015.13	10.08	1.99
R-2	1,000.00	575.68	7.37	1,000.00	1,015.79	9.42	1.86
R-3	1,000.00	576.24	6.66	1,000.00	1,016.69	8.52	1.68
R-4	1,000.00	576.97	5.91	1,000.00	1,017.65	7.56	1.49
R-5	1,000.00	576.97	5.43	1,000.00	1,018.25	6.95	1.37

International Growth Fund
Class J	1,000.00	559.97	6.08	1,000.00	1,017.34	7.86	1.55
Institutional	1,000.00	561.84	3.97	1,000.00	1,020.06	5.13	1.01
R-1	1,000.00	558.99	7.41	1,000.00	1,015.63	9.58	1.89
R-2	1,000.00	559.53	6.90	1,000.00	1,016.29	8.92	1.76
R-3	1,000.00	560.00	6.20	1,000.00	1,017.19	8.01	1.58
R-4	1,000.00	561.02	5.45	1,000.00	1,018.15	7.05	1.39
R-5	1,000.00	561.17	4.98	1,000.00	1,018.75	6.44	1.27

International Value Fund I
Institutional(b)	1,000.00	862.00	0.89(b)	1,000.00	1,019.46	5.74	1.13

LargeCap Blend Fund I
Class J	1,000.00	711.26	4.39	1,000.00	1,020.01	5.18	1.02
Institutional	1,000.00	713.81	1.94	1,000.00	1,022.87	2.29	0.45
R-1	1,000.00	710.00	5.72	1,000.00	1,018.45	6.75	1.33
R-2	1,000.00	711.28	5.16	1,000.00	1,019.10	6.09	1.20
R-3	1,000.00	711.45	4.39	1,000.00	1,020.01	5.18	1.02
R-4	1,000.00	711.77	3.57	1,000.00	1,020.96	4.22	0.83
R-5	1,000.00	713.50	3.06	1,000.00	1,021.57	3.61	0.71

LargeCap Blend Fund II
Class J	1,000.00	704.11	5.35	1,000.00	1,018.85	6.34	1.25
Institutional	1,000.00	705.37	3.22	1,000.00	1,021.37	3.81	0.75
R-1	1,000.00	702.25	6.97	1,000.00	1,016.94	8.26	1.63
R-2	1,000.00	702.27	6.42	1,000.00	1,017.60	7.61	1.50
R-3	1,000.00	703.05	5.65	1,000.00	1,018.50	6.70	1.32
R-4	1,000.00	703.81	4.84	1,000.00	1,019.46	5.74	1.13
R-5	1,000.00	704.90	4.33	1,000.00	1,020.06	5.13	1.01

LargeCap Growth Fund
Class J	1,000.00	691.67	5.70	1,000.00	1,018.40	6.80	1.34
Institutional	1,000.00	694.22	2.64	1,000.00	1,022.02	3.15	0.62
R-1	1,000.00	691.24	6.38	1,000.00	1,017.60	7.61	1.50
R-2	1,000.00	692.31	5.83	1,000.00	1,018.25	6.95	1.37
R-3	1,000.00	692.98	5.06	1,000.00	1,019.15	6.04	1.19
R-4	1,000.00	693.16	4.26	1,000.00	1,020.11	5.08	1.00
R-5	1,000.00	694.29	3.75	1,000.00	1,020.71	4.47	0.88

LargeCap Growth Fund I
Class J	1,000.00	671.14	5.80	1,000.00	1,018.20	7.00	1.38
Institutional	1,000.00	672.84	3.07	1,000.00	1,021.47	3.71	0.73
R-1	1,000.00	669.20	6.76	1,000.00	1,017.04	8.16	1.61
R-2	1,000.00	669.70	6.21	1,000.00	1,017.70	7.51	1.48
R-3	1,000.00	671.28	5.46	1,000.00	1,018.60	6.60	1.30
R-4	1,000.00	671.30	4.66	1,000.00	1,019.56	5.63	1.11
R-5	1,000.00	671.66	4.16	1,000.00	1,020.16	5.03	0.99

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

LargeCap Growth Fund II
Class J	$1,000.00	$702.56	$6.51	$1,000.00	$1,017.50	$7.71	1.52%
Institutional	1,000.00	704.57	3.98	1,000.00	1,020.46	4.72	0.93
R-1	1,000.00	701.33	7.74	1,000.00	1,016.04	9.17	1.81
R-2	1,000.00	702.50	7.19	1,000.00	1,016.69	8.52	1.68
R-3	1,000.00	703.20	6.42	1,000.00	1,017.60	7.61	1.50
R-4	1,000.00	703.39	5.61	1,000.00	1,018.55	6.65	1.31
R-5	1,000.00	703.84	5.10	1,000.00	1,019.15	6.04	1.19

LargeCap S&P 500 Index Fund
Class J	1,000.00	705.09	2.91	1,000.00	1,021.72	3.46	0.68
Institutional	1,000.00	706.79	0.69	1,000.00	1,024.33	0.81	0.16
R-1	1,000.00	703.51	4.45	1,000.00	1,019.91	5.28	1.04
R-2	1,000.00	704.43	3.90	1,000.00	1,020.56	4.62	0.91
R-3	1,000.00	704.01	3.13	1,000.00	1,021.47	3.71	0.73
R-4	1,000.00	705.94	2.32	1,000.00	1,022.42	2.75	0.54
R-5	1,000.00	705.70	1.80	1,000.00	1,023.03	2.14	0.42

LargeCap Value Fund
Class J	1,000.00	710.53	4.86	1,000.00	1,019.46	5.74	1.13
Institutional	1,000.00	712.37	1.94	1,000.00	1,022.87	2.29	0.45
R-1	1,000.00	709.91	5.72	1,000.00	1,018.45	6.75	1.33
R-2	1,000.00	709.27	5.16	1,000.00	1,019.10	6.09	1.20
R-3	1,000.00	710.29	4.39	1,000.00	1,020.01	5.18	1.02
R-4	1,000.00	711.45	3.57	1,000.00	1,020.96	4.22	0.83
R-5	1,000.00	712.37	3.06	1,000.00	1,021.57	3.61	0.71

LargeCap Value Fund I
Institutional	1,000.00	686.77	3.35	1,000.00	1,021.17	4.01	0.79
R-1	1,000.00	683.96	7.07	1,000.00	1,016.74	8.47	1.67
R-2	1,000.00	684.54	6.52	1,000.00	1,017.39	7.81	1.54
R-3	1,000.00	685.29	5.76	1,000.00	1,018.30	6.90	1.36
R-4	1,000.00	685.78	4.96	1,000.00	1,019.25	5.94	1.17
R-5	1,000.00	685.49	4.45	1,000.00	1,019.86	5.33	1.05

LargeCap Value Fund II
Institutional	1,000.00	698.33	3.76	1,000.00	1,020.71	4.47	0.88
R-1	1,000.00	695.18	7.50	1,000.00	1,016.29	8.92	1.76
R-2	1,000.00	696.17	6.95	1,000.00	1,016.94	8.26	1.63
R-3	1,000.00	696.76	6.18	1,000.00	1,017.85	7.35	1.45
R-4	1,000.00	696.38	5.37	1,000.00	1,018.80	6.39	1.26
R-5	1,000.00	697.36	4.86	1,000.00	1,019.41	5.79	1.14

LargeCap Value Fund III
Class J	1,000.00	662.44	5.43	1,000.00	1,018.60	6.60	1.30
Institutional	1,000.00	663.80	3.26	1,000.00	1,021.22	3.96	0.78
R-1	1,000.00	661.42	6.93	1,000.00	1,016.79	8.42	1.66
R-2	1,000.00	661.65	6.39	1,000.00	1,017.44	7.76	1.53
R-3	1,000.00	662.07	5.64	1,000.00	1,018.35	6.85	1.35
R-4	1,000.00	662.74	4.85	1,000.00	1,019.30	5.89	1.16
R-5	1,000.00	663.27	4.35	1,000.00	1,019.91	5.28	1.04

MidCap Blend Fund
Class J	1,000.00	704.63	5.14	1,000.00	1,019.10	6.09	1.20
Institutional	1,000.00	706.71	2.79	1,000.00	1,021.87	3.30	0.65
R-1	1,000.00	703.84	6.55	1,000.00	1,017.44	7.76	1.53
R-2	1,000.00	704.29	6.00	1,000.00	1,018.10	7.10	1.40
R-3	1,000.00	704.31	5.23	1,000.00	1,019.00	6.19	1.22
R-4	1,000.00	705.41	4.42	1,000.00	1,019.96	5.23	1.03
R-5	1,000.00	705.54	3.90	1,000.00	1,020.56	4.62	0.91

MidCap Growth Fund
Class J	1,000.00	681.08	6.04	1,000.00	1,017.95	7.25	1.43
Institutional	1,000.00	682.16	3.09	1,000.00	1,021.47	3.71	0.73
R-1	1,000.00	680.52	6.80	1,000.00	1,017.04	8.16	1.61
R-2	1,000.00	681.01	6.25	1,000.00	1,017.70	7.51	1.48
R-3	1,000.00	682.04	5.50	1,000.00	1,018.60	6.60	1.30
R-4	1,000.00	681.43	4.69	1,000.00	1,019.56	5.63	1.11
R-5	1,000.00	682.10	4.19	1,000.00	1,020.16	5.03	0.99

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

MidCap Growth Fund I
Institutional	$1,000.00	$637.27	$4.28	$1,000.00	$1,019.91	$5.28	1.04%
R-1	1,000.00	634.91	7.89	1,000.00	1,015.48	9.73	1.92
R-2	1,000.00	634.91	7.36	1,000.00	1,016.14	9.07	1.79
R-3	1,000.00	635.51	6.62	1,000.00	1,017.04	8.16	1.61
R-4	1,000.00	635.86	5.84	1,000.00	1,018.00	7.20	1.42
R-5	1,000.00	636.03	5.35	1,000.00	1,018.60	6.60	1.30

MidCap Growth Fund II
Institutional	1,000.00	596.66	4.09	1,000.00	1,020.01	5.18	1.02
R-1	1,000.00	594.57	7.62	1,000.00	1,015.58	9.63	1.90
R-2	1,000.00	594.59	7.09	1,000.00	1,016.24	8.97	1.77
R-3	1,000.00	595.06	6.38	1,000.00	1,017.14	8.06	1.59
R-4	1,000.00	595.52	5.61	1,000.00	1,018.10	7.10	1.40
R-5	1,000.00	596.60	5.14	1,000.00	1,018.70	6.50	1.28

MidCap Growth Fund III
Class J	1,000.00	614.91	3.90	1,000.00	1,020.31	4.88	0.96
Institutional	1,000.00	616.65	2.56	1,000.00	1,021.97	3.20	0.63
R-1	1,000.00	614.23	6.13	1,000.00	1,017.55	7.66	1.51
R-2	1,000.00	614.24	5.60	1,000.00	1,018.20	7.00	1.38
R-3	1,000.00	615.16	4.87	1,000.00	1,019.10	6.09	1.20
R-4	1,000.00	616.12	4.10	1,000.00	1,020.06	5.13	1.01
R-5	1,000.00	615.89	3.62	1,000.00	1,020.66	4.52	0.89

MidCap S&P 400 Index Fund
Class J	1,000.00	681.39	3.34	1,000.00	1,021.17	4.01	0.79
Institutional	1,000.00	683.05	0.72	1,000.00	1,024.28	0.87	0.17
R-1	1,000.00	680.03	4.43	1,000.00	1,019.86	5.33	1.05
R-2	1,000.00	680.79	3.89	1,000.00	1,020.51	4.67	0.92
R-3	1,000.00	681.69	3.13	1,000.00	1,021.42	3.76	0.74
R-4	1,000.00	681.66	2.32	1,000.00	1,022.37	2.80	0.55
R-5	1,000.00	682.55	1.82	1,000.00	1,022.97	2.19	0.43

MidCap Stock Fund
Institutional	1,000.00	727.16	3.30	1,000.00	1,021.32	3.86	0.76

MidCap Value Fund I
Institutional	1,000.00	688.10	4.24	1,000.00	1,020.11	5.08	1.00
R-1	1,000.00	685.71	7.97	1,000.00	1,015.69	9.53	1.88
R-2	1,000.00	685.41	7.41	1,000.00	1,016.34	8.87	1.75
R-3	1,000.00	686.13	6.65	1,000.00	1,017.24	7.96	1.57
R-4	1,000.00	687.15	5.85	1,000.00	1,018.20	7.00	1.38
R-5	1,000.00	687.90	5.35	1,000.00	1,018.80	6.39	1.26

MidCap Value Fund II
Class J	1,000.00	641.18	6.64	1,000.00	1,017.04	8.16	1.61
Institutional	1,000.00	643.20	4.21	1,000.00	1,020.01	5.18	1.02
R-1	1,000.00	640.16	7.83	1,000.00	1,015.58	9.63	1.90
R-2	1,000.00	640.66	7.30	1,000.00	1,016.24	8.97	1.77
R-3	1,000.00	640.68	6.56	1,000.00	1,017.14	8.06	1.59
R-4	1,000.00	641.13	5.78	1,000.00	1,018.10	7.10	1.40
R-5	1,000.00	642.40	5.28	1,000.00	1,018.70	6.50	1.28

MidCap Value Fund III
Class J	1,000.00	697.56	5.12	1,000.00	1,019.10	6.09	1.20
Institutional	1,000.00	699.44	2.95	1,000.00	1,021.67	3.51	0.69
R-1	1,000.00	695.91	6.69	1,000.00	1,017.24	7.96	1.57
R-2	1,000.00	697.17	6.14	1,000.00	1,017.90	7.30	1.44
R-3	1,000.00	697.83	5.38	1,000.00	1,018.80	6.39	1.26
R-4	1,000.00	697.56	4.57	1,000.00	1,019.76	5.43	1.07
R-5	1,000.00	698.41	4.06	1,000.00	1,020.36	4.82	0.95

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,009.84	$4.34	$1,000.00	$1,020.81	$4.37	0.86%
Institutional	1,000.00	1,012.20	1.97	1,000.00	1,023.18	1.98	0.39
R-1	1,000.00	1,007.69	6.41	1,000.00	1,018.75	6.44	1.27
R-2	1,000.00	1,008.35	5.76	1,000.00	1,019.41	5.79	1.14
R-3	1,000.00	1,009.27	4.85	1,000.00	1,020.31	4.88	0.96
R-4	1,000.00	1,010.25	3.89	1,000.00	1,021.27	3.91	0.77
R-5	1,000.00	1,010.87	3.29	1,000.00	1,021.87	3.30	0.65

Mortgage Securities Fund
Institutional	1,000.00	996.00	2.51	1,000.00	1,022.62	2.54	0.50

Preferred Securities Fund
Class J	1,000.00	718.83	6.52	1,000.00	1,017.55	7.66	1.51
Institutional	1,000.00	721.85	2.94	1,000.00	1,021.72	3.46	0.68
R-1	1,000.00	718.41	6.74	1,000.00	1,017.29	7.91	1.56
R-2	1,000.00	717.99	6.18	1,000.00	1,017.95	7.25	1.43
R-3	1,000.00	718.90	5.40	1,000.00	1,018.85	6.34	1.25
R-4	1,000.00	719.60	4.58	1,000.00	1,019.81	5.38	1.06
R-5	1,000.00	720.32	4.06	1,000.00	1,020.41	4.77	0.94

Principal LifeTime 2010 Fund
Class J	1,000.00	738.92	2.45	1,000.00	1,022.32	2.85	0.56
Institutional	1,000.00	739.97	0.57	1,000.00	1,024.48	0.66	0.13
R-1	1,000.00	737.10	4.41	1,000.00	1,020.06	5.13	1.01
R-2	1,000.00	737.44	3.84	1,000.00	1,020.71	4.47	0.88
R-3	1,000.00	738.08	3.06	1,000.00	1,021.62	3.56	0.70
R-4	1,000.00	739.31	2.23	1,000.00	1,022.57	2.59	0.51
R-5	1,000.00	739.73	1.71	1,000.00	1,023.18	1.98	0.39

Principal LifeTime 2015 Fund
Institutional	1,000.00	729.39	0.74	1,000.00	1,024.28	0.87	0.17
R-1	1,000.00	722.33	4.55	1,000.00	1,019.86	5.33	1.05
R-2(b)	1,000.00	723.30	3.99(b)	1,000.00	1,020.51	4.67	0.92
R-3(b)	1,000.00	724.27	3.21(b)	1,000.00	1,021.42	3.76	0.74
R-4	1,000.00	724.54	2.38	1,000.00	1,022.37	2.80	0.55
R-5	1,000.00	725.24	1.86	1,000.00	1,022.97	2.19	0.43

Principal LifeTime 2020 Fund
Class J	1,000.00	708.17	2.49	1,000.00	1,022.22	2.95	0.58
Institutional	1,000.00	709.28	0.56	1,000.00	1,024.48	0.66	0.13
R-1	1,000.00	706.65	4.33	1,000.00	1,020.06	5.13	1.01
R-2	1,000.00	706.61	3.78	1,000.00	1,020.71	4.47	0.88
R-3	1,000.00	707.50	3.00	1,000.00	1,021.62	3.56	0.70
R-4	1,000.00	708.49	2.19	1,000.00	1,022.57	2.59	0.51
R-5	1,000.00	708.94	1.68	1,000.00	1,023.18	1.98	0.39

Principal LifeTime 2025 Fund
Institutional	1,000.00	700.39	0.73	1,000.00	1,024.28	0.87	0.17
R-1	1,000.00	696.24	4.48	1,000.00	1,019.86	5.33	1.05
R-2	1,000.00	697.20	3.92	1,000.00	1,020.51	4.67	0.92
R-3	1,000.00	697.20	3.16	1,000.00	1,021.42	3.76	0.74
R-4	1,000.00	698.46	2.35	1,000.00	1,022.37	2.80	0.55
R-5	1,000.00	699.42	1.84	1,000.00	1,022.97	2.19	0.43

Principal LifeTime 2030 Fund
Class J	1,000.00	688.26	2.63	1,000.00	1,022.02	3.15	0.62
Institutional	1,000.00	690.26	0.55	1,000.00	1,024.48	0.66	0.13
R-1	1,000.00	686.78	4.28	1,000.00	1,020.06	5.13	1.01
R-2	1,000.00	686.83	3.73	1,000.00	1,020.71	4.47	0.88
R-3	1,000.00	688.02	2.97	1,000.00	1,021.62	3.56	0.70
R-4	1,000.00	688.06	2.16	1,000.00	1,022.57	2.59	0.51
R-5	1,000.00	688.74	1.66	1,000.00	1,023.18	1.98	0.39

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

Principal LifeTime 2035 Fund
Institutional	$1,000.00	$683.60	$0.72	$1,000.00	$1,024.28	$0.87	0.17%
R-1	1,000.00	682.04	4.44	1,000.00	1,019.86	5.33	1.05
R-2	1,000.00	681.38	3.89	1,000.00	1,020.51	4.67	0.92
R-3	1,000.00	681.38	3.13	1,000.00	1,021.42	3.76	0.74
R-4	1,000.00	683.30	2.33	1,000.00	1,022.37	2.80	0.55
R-5	1,000.00	683.60	1.82	1,000.00	1,022.97	2.19	0.43

Principal LifeTime 2040 Fund
Class J	1,000.00	673.88	2.95	1,000.00	1,021.62	3.56	0.70
Institutional	1,000.00	674.83	0.55	1,000.00	1,024.48	0.66	0.13
R-1	1,000.00	672.39	4.25	1,000.00	1,020.06	5.13	1.01
R-2	1,000.00	672.40	3.70	1,000.00	1,020.71	4.47	0.88
R-3	1,000.00	673.39	2.94	1,000.00	1,021.62	3.56	0.70
R-4	1,000.00	673.64	2.15	1,000.00	1,022.57	2.59	0.51
R-5	1,000.00	674.11	1.64	1,000.00	1,023.18	1.98	0.39

Principal LifeTime 2045 Fund
Institutional	1,000.00	672.40	0.71	1,000.00	1,024.28	0.87	0.17
R-1	1,000.00	666.99	4.40	1,000.00	1,019.86	5.33	1.05
R-2	1,000.00	667.94	3.86	1,000.00	1,020.51	4.67	0.92
R-3	1,000.00	668.26	3.10	1,000.00	1,021.42	3.76	0.74
R-4	1,000.00	669.22	2.31	1,000.00	1,022.37	2.80	0.55
R-5	1,000.00	670.17	1.81	1,000.00	1,022.97	2.19	0.43

Principal LifeTime 2050 Fund
Class J	1,000.00	666.41	0.71	1,000.00	1,024.28	0.87	0.17
Institutional	1,000.00	668.72	0.55	1,000.00	1,024.48	0.66	0.13
R-1	1,000.00	665.12	4.23	1,000.00	1,020.06	5.13	1.01
R-2	1,000.00	665.89	3.68	1,000.00	1,020.71	4.47	0.88
R-3	1,000.00	666.41	2.93	1,000.00	1,021.62	3.56	0.70
R-4	1,000.00	667.18	2.14	1,000.00	1,022.57	2.59	0.51
R-5	1,000.00	666.92	1.63	1,000.00	1,023.18	1.98	0.39

Principal LifeTime 2055 Fund
Institutional	1,000.00	667.62	0.71	1,000.00	1,024.28	0.87	0.17
R-1	1,000.00	664.44	4.39	1,000.00	1,019.86	5.33	1.05
R-2	1,000.00	664.44	3.85	1,000.00	1,020.51	4.67	0.92
R-3	1,000.00	665.39	3.10	1,000.00	1,021.42	3.76	0.74
R-4	1,000.00	665.71	2.30	1,000.00	1,022.37	2.80	0.55
R-5	1,000.00	666.67	1.80	1,000.00	1,022.97	2.19	0.43

Principal LifeTime Strategic Income
Fund
Class J	1,000.00	810.60	2.55	1,000.00	1,022.32	2.85	0.56
Institutional	1,000.00	812.45	0.59	1,000.00	1,024.48	0.66	0.13
R-1	1,000.00	808.33	4.59	1,000.00	1,020.06	5.13	1.01
R-2	1,000.00	809.40	4.00	1,000.00	1,020.71	4.47	0.88
R-3	1,000.00	810.10	3.18	1,000.00	1,021.62	3.56	0.70
R-4	1,000.00	810.60	2.32	1,000.00	1,022.57	2.59	0.51
R-5	1,000.00	811.42	1.78	1,000.00	1,023.18	1.98	0.39

Real Estate Securities Fund
Class J	1,000.00	690.74	5.91	1,000.00	1,018.15	7.05	1.39
Institutional	1,000.00	692.96	3.53	1,000.00	1,020.96	4.22	0.83
R-1	1,000.00	689.98	7.26	1,000.00	1,016.54	8.67	1.71
R-2	1,000.00	690.66	6.71	1,000.00	1,017.19	8.01	1.58
R-3	1,000.00	691.24	5.95	1,000.00	1,018.10	7.10	1.40
R-4	1,000.00	691.68	5.15	1,000.00	1,019.05	6.14	1.21
R-5	1,000.00	691.85	4.64	1,000.00	1,019.66	5.53	1.09

SAM Balanced Portfolio
Class J	1,000.00	774.37	4.24	1,000.00	1,020.36	4.82	0.95
Institutional	1,000.00	776.72	1.47	1,000.00	1,023.48	1.68	0.33
R-1	1,000.00	773.15	5.39	1,000.00	1,019.05	6.14	1.21
R-2	1,000.00	773.66	4.82	1,000.00	1,019.71	5.48	1.08
R-3	1,000.00	774.34	4.01	1,000.00	1,020.61	4.57	0.90
R-4	1,000.00	775.22	3.17	1,000.00	1,021.57	3.61	0.71
R-5	1,000.00	775.70	2.63	1,000.00	1,022.17	3.00	0.59

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

SAM Conservative Balanced Portfolio
Class J	$1,000.00	$822.73	$4.35	$1,000.00	$1,020.36	$4.82	0.95%
Institutional	1,000.00	825.45	1.51	1,000.00	1,023.48	1.68	0.33
R-1	1,000.00	821.84	5.54	1,000.00	1,019.05	6.14	1.21
R-2	1,000.00	822.35	4.95	1,000.00	1,019.71	5.48	1.08
R-3	1,000.00	823.07	4.12	1,000.00	1,020.61	4.57	0.90
R-4	1,000.00	823.87	3.26	1,000.00	1,021.57	3.61	0.71
R-5	1,000.00	824.36	2.71	1,000.00	1,022.17	3.00	0.59

SAM Conservative Growth Portfolio
Class J	1,000.00	723.63	4.12	1,000.00	1,020.36	4.82	0.95
Institutional	1,000.00	725.60	1.43	1,000.00	1,023.48	1.68	0.33
R-1	1,000.00	722.19	5.24	1,000.00	1,019.05	6.14	1.21
R-2	1,000.00	722.82	4.68	1,000.00	1,019.71	5.48	1.08
R-3	1,000.00	723.81	3.90	1,000.00	1,020.61	4.57	0.90
R-4	1,000.00	723.98	3.08	1,000.00	1,021.57	3.61	0.71
R-5	1,000.00	724.16	2.56	1,000.00	1,022.17	3.00	0.59

SAM Flexible Income Portfolio
Class J	1,000.00	855.59	4.43	1,000.00	1,020.36	4.82	0.95
Institutional	1,000.00	858.52	1.54	1,000.00	1,023.48	1.68	0.33
R-1	1,000.00	853.86	5.64	1,000.00	1,019.05	6.14	1.21
R-2	1,000.00	855.30	5.04	1,000.00	1,019.71	5.48	1.08
R-3	1,000.00	855.16	4.20	1,000.00	1,020.61	4.57	0.90
R-4	1,000.00	855.97	3.31	1,000.00	1,021.57	3.61	0.71
R-5	1,000.00	856.49	2.75	1,000.00	1,022.17	3.00	0.59

SAM Strategic Growth Portfolio
Class J	1,000.00	693.72	4.04	1,000.00	1,020.36	4.82	0.95
Institutional	1,000.00	696.55	1.41	1,000.00	1,023.48	1.68	0.33
R-1	1,000.00	692.80	5.15	1,000.00	1,019.05	6.14	1.21
R-2	1,000.00	693.37	4.60	1,000.00	1,019.71	5.48	1.08
R-3	1,000.00	694.30	3.83	1,000.00	1,020.61	4.57	0.90
R-4	1,000.00	694.88	3.02	1,000.00	1,021.57	3.61	0.71
R-5	1,000.00	695.23	2.51	1,000.00	1,022.17	3.00	0.59

Short-Term Bond Fund
Class J	1,000.00	929.15	4.85	1,000.00	1,020.11	5.08	1.00
Institutional	1,000.00	931.17	2.09	1,000.00	1,022.97	2.19	0.43
R-1	1,000.00	926.85	6.34	1,000.00	1,018.55	6.65	1.31
R-2	1,000.00	927.64	5.72	1,000.00	1,019.20	5.99	1.18
R-3	1,000.00	926.66	4.84	1,000.00	1,020.11	5.08	1.00
R-4	1,000.00	928.70	3.93	1,000.00	1,021.06	4.12	0.81
R-5	1,000.00	929.74	3.35	1,000.00	1,021.67	3.51	0.69

Short-Term Income Fund
Institutional	1,000.00	979.09	2.39	1,000.00	1,022.72	2.44	0.48

SmallCap Blend Fund
Class J	1,000.00	729.87	4.44	1,000.00	1,020.01	5.18	1.02
Institutional	1,000.00	730.90	3.35	1,000.00	1,021.27	3.91	0.77
R-1	1,000.00	727.53	7.17	1,000.00	1,016.84	8.36	1.65
R-2	1,000.00	728.18	6.60	1,000.00	1,017.50	7.71	1.52
R-3	1,000.00	728.81	5.82	1,000.00	1,018.40	6.80	1.34
R-4	1,000.00	729.35	5.00	1,000.00	1,019.36	5.84	1.15
R-5	1,000.00	729.71	4.48	1,000.00	1,019.96	5.23	1.03

SmallCap Blend Fund I
Institutional	1,000.00	740.83	4.64	1,000.00	1,019.81	5.38	1.06
R-1	1,000.00	738.02	8.48	1,000.00	1,015.38	9.83	1.94
R-2	1,000.00	738.47	7.91	1,000.00	1,016.04	9.17	1.81
R-3	1,000.00	738.63	7.12	1,000.00	1,016.94	8.26	1.63
R-4	1,000.00	740.20	6.30	1,000.00	1,017.90	7.30	1.44
R-5	1,000.00	739.87	5.77	1,000.00	1,018.50	6.70	1.32

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

SmallCap Growth Fund
Class J	$1,000.00	$667.54	$5.91	$1,000.00	$1,018.05	$7.15	1.41%
Institutional	1,000.00	669.91	3.23	1,000.00	1,021.27	3.91	0.77
R-1	1,000.00	667.09	6.91	1,000.00	1,016.84	8.36	1.65
R-2	1,000.00	667.49	6.37	1,000.00	1,017.50	7.71	1.52
R-3	1,000.00	667.89	5.62	1,000.00	1,018.40	6.80	1.34
R-4	1,000.00	669.87	4.83	1,000.00	1,019.36	5.84	1.15
R-5	1,000.00	669.85	4.32	1,000.00	1,019.96	5.23	1.03

SmallCap Growth Fund I
Class J	1,000.00	682.32	8.20	1,000.00	1,015.38	9.83	1.94
Institutional	1,000.00	686.73	4.79	1,000.00	1,019.46	5.74	1.13
R-1	1,000.00	682.81	8.50	1,000.00	1,015.03	10.18	2.01
R-2	1,000.00	684.02	7.96	1,000.00	1,015.69	9.53	1.88
R-3	1,000.00	684.52	7.20	1,000.00	1,016.59	8.62	1.70
R-4	1,000.00	684.63	6.39	1,000.00	1,017.55	7.66	1.51
R-5	1,000.00	684.75	5.89	1,000.00	1,018.15	7.05	1.39

SmallCap Growth Fund II
Class J	1,000.00	692.09	7.66	1,000.00	1,016.09	9.12	1.80
Institutional	1,000.00	694.48	4.30	1,000.00	1,020.06	5.13	1.01
R-1	1,000.00	691.62	8.04	1,000.00	1,015.63	9.58	1.89
R-2	1,000.00	691.70	7.48	1,000.00	1,016.29	8.92	1.76
R-3	1,000.00	693.20	6.72	1,000.00	1,017.19	8.01	1.58
R-4	1,000.00	694.16	5.92	1,000.00	1,018.15	7.05	1.39
R-5	1,000.00	694.24	5.41	1,000.00	1,018.75	6.44	1.27

SmallCap Growth Fund III
Institutional	1,000.00	678.68	4.73	1,000.00	1,019.51	5.69	1.12
R-1	1,000.00	676.01	8.43	1,000.00	1,015.08	10.13	2.00
R-2	1,000.00	675.98	7.88	1,000.00	1,015.74	9.48	1.87
R-3	1,000.00	677.29	7.13	1,000.00	1,016.64	8.57	1.69
R-4	1,000.00	677.19	6.32	1,000.00	1,017.60	7.61	1.50
R-5	1,000.00	677.81	5.82	1,000.00	1,018.20	7.00	1.38

SmallCap S&P 600 Index Fund
Class J	1,000.00	762.28	3.77	1,000.00	1,020.86	4.32	0.85
Institutional	1,000.00	764.93	0.71	1,000.00	1,024.33	0.81	0.16
R-1	1,000.00	760.83	4.60	1,000.00	1,019.91	5.28	1.04
R-2	1,000.00	761.97	4.03	1,000.00	1,020.56	4.62	0.91
R-3	1,000.00	762.51	3.23	1,000.00	1,021.47	3.71	0.73
R-4	1,000.00	763.37	2.39	1,000.00	1,022.42	2.75	0.54
R-5	1,000.00	763.67	1.86	1,000.00	1,023.03	2.14	0.42

SmallCap Value Fund
Class J	1,000.00	796.12	6.23	1,000.00	1,018.20	7.00	1.38
Institutional	1,000.00	799.10	3.44	1,000.00	1,021.32	3.86	0.76
R-1	1,000.00	795.42	7.40	1,000.00	1,016.89	8.31	1.64
R-2	1,000.00	795.95	6.82	1,000.00	1,017.55	7.66	1.51
R-3	1,000.00	796.12	6.00	1,000.00	1,018.45	6.75	1.33
R-4	1,000.00	797.17	5.15	1,000.00	1,019.41	5.79	1.14
R-5	1,000.00	797.44	4.61	1,000.00	1,020.01	5.18	1.02

SmallCap Value Fund I
Institutional	1,000.00	760.74	4.51	1,000.00	1,020.01	5.18	1.02
R-1	1,000.00	757.09	8.39	1,000.00	1,015.58	9.63	1.90
R-2	1,000.00	758.04	7.82	1,000.00	1,016.24	8.97	1.77
R-3	1,000.00	758.84	7.03	1,000.00	1,017.14	8.06	1.59
R-4	1,000.00	759.78	6.19	1,000.00	1,018.10	7.10	1.40
R-5	1,000.00	760.27	5.66	1,000.00	1,018.70	6.50	1.28

SmallCap Value Fund II
Institutional	1,000.00	725.29	4.47	1,000.00	1,019.96	5.23	1.03
R-1	1,000.00	721.93	8.27	1,000.00	1,015.53	9.68	1.91
R-2	1,000.00	722.99	7.71	1,000.00	1,016.19	9.02	1.78
R-3	1,000.00	723.52	6.93	1,000.00	1,017.09	8.11	1.60
R-4	1,000.00	723.45	6.11	1,000.00	1,018.05	7.15	1.41
R-5	1,000.00	724.61	5.59	1,000.00	1,018.65	6.55	1.29

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL INVESTORS FUND, INC.
October 31, 2008 (unaudited)

		Actual			Hypothetical

			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	May 1, 2008	Beginning	Account Value	May 1, 2008
	Account Value	October 31,	to October 31,	Account Value	October 31,	to October 31,	Annualized
	May 1, 2008	2008	2008(a)	May 1, 2008	2008	2008	Expense Ratio

SmallCap Value Fund III
Class J	$1,000.00	$759.45	$7.78	$1,000.00	$1,016.29	$8.92	1.76%
Institutional	1,000.00	761.81	4.65	1,000.00	1,019.86	5.33	1.05
R-1	1,000.00	758.89	8.53	1,000.00	1,015.43	9.78	1.93
R-2	1,000.00	759.79	7.96	1,000.00	1,016.09	9.12	1.80
R-3	1,000.00	759.56	7.17	1,000.00	1,016.99	8.21	1.62
R-4	1,000.00	761.11	6.33	1,000.00	1,017.95	7.25	1.43
R-5	1,000.00	760.66	5.80	1,000.00	1,018.55	6.65	1.31

Ultra Short Bond Fund
Class J	1,000.00	923.52	5.13	1,000.00	1,019.81	5.38	1.06
Institutional	1,000.00	927.26	2.03	1,000.00	1,023.03	2.14	0.42
R-1	1,000.00	922.36	6.28	1,000.00	1,018.60	6.60	1.30
R-2	1,000.00	924.11	5.66	1,000.00	1,019.25	5.94	1.17
R-3	1,000.00	925.20	4.79	1,000.00	1,020.16	5.03	0.99
R-4	1,000.00	924.72	3.87	1,000.00	1,021.11	4.06	0.80
R-5	1,000.00	925.86	3.29	1,000.00	1,021.72	3.46	0.68

West Coast Equity Fund
Institutional	1,000.00	747.72	2.33	1,000.00	1,022.47	2.69	0.53

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 30, 2008 to October 31, 2008), multiplied by 31/365 (to reflect the period since inception).

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

			Disciplined
	Bond & Mortgage	Core Plus Bond	LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund	Fund I	Fund

Investment in securities--at cost	$ 3,817,715	$ 85,114	$ 2,462,870

Foreign currency--at cost	$ –	$ 10	$ –

Assets
Investment in securities--at value	$ 3,273,985 (a)	$ 84,435	$ 2,022,950
Foreign currency--at value	–	11	–
Cash	12,117	3,311	20
Receivables:
Capital Shares sold	7,867	2,870	2,011
Dividends and interest	27,309	143	2,602
Expense reimbursement from Manager	23	2	1
Expense reimbursement from Underwriter	8	–	–
Investment securities sold	34,083	10,580	15,400
Swap premiums paid	405	–	–
Variation margin on futures contracts	–	–	579
Other assets	7	–	5

Total Assets	3,355,804	101,352	2,043,568
Liabilities
Accrued management and investment advisory fees	1,114	24	997
Accrued administrative service fees	23	–	2
Accrued distribution fees	138	1	73
Accrued service fees	27	–	2
Accrued transfer agent fees	207	–	227
Accrued directors' expenses	–	–	1
Accrued other expenses	101	4	149
Payables:
Capital Shares reacquired	1,278	–	691
Dividends payable	7,194	–	–

Foreign currency contracts	–	10	–
Investment securities purchased	574,274	42,648	18,473
Options and swaptions contracts written (premiums received $0, $7 and $0)	–	3	–
Unrealized loss on swap agreements	2,387	–	–
Variation margin on futures contracts	63	–	–
Collateral obligation on securities loaned, at value	304,575	–	–

Total Liabilities	891,381	42,690	20,615

Net Assets Applicable to Outstanding Shares	$ 2,464,423	$ 58,662	$ 2,022,953

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,077,555	$ 58,895	$ 2,780,442
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,426	67	31,050
Accumulated undistributed (overdistributed) net realized gain (loss)	(72,165)	(142)	(349,618)
Net unrealized appreciation (depreciation) of investments	(546,393)	(148)	(438,921)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(10)	–

Total Net Assets	$ 2,464,423	$ 58,662	$ 2,022,953

Capital Stock (par value: $.01 a share):
Shares authorized	715,000	380,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 116,109	N/A	$ 218,451
Shares Issued and Outstanding	13,633		22,006
Net Asset Value per share	$ 8.52		$ 9.93
Maximum Offering Price	$ 8.92 (b)		$ 10.51 (c)

Class B: Net Assets	$ 14,841	N/A	$ 25,190
Shares Issued and Outstanding	1,742		2,579
Net Asset Value per share	$ 8.52 (d)		$ 9.77 (d)

Class C: Net Assets	$ 2,263	N/A	$ 1,526
Shares Issued and Outstanding	266		155
Net Asset Value per share	$ 8.51 (d)		$ 9.85 (d)

Class J: Net Assets	$ 186,176	N/A	N/A
Shares Issued and Outstanding	21,743
Net Asset Value per share	$ 8.56 (d)

Institutional: Net Assets	$ 1,971,313	$ 58,587	$ 1,763,971
Shares Issued and Outstanding	231,528	5,891	177,360
Net Asset Value per share	$ 8.51	$ 9.95	$ 9.95

R-1: Net Assets	$ 6,999	$ 15	$ 1,148
Shares Issued and Outstanding	822	2	117
Net Asset Value per share	$ 8.51	$ 9.94	$ 9.85

R-2: Net Assets	$ 28,127	$ 15	$ 1,668
Shares Issued and Outstanding	3,328	2	170
Net Asset Value per share	$ 8.45	$ 9.94	$ 9.80

R-3: Net Assets	$ 48,733	$ 15	$ 6,630
Shares Issued and Outstanding	5,750	2	674
Net Asset Value per share	$ 8.48	$ 9.94	$ 9.84

R-4: Net Assets	$ 22,799	$ 15	$ 3,006
Shares Issued and Outstanding	2,651	2	304
Net Asset Value per share	$ 8.60	$ 9.94	$ 9.88

R-5: Net Assets	$ 67,063	$ 15	$ 1,363
Shares Issued and Outstanding	7,905	2	137
Net Asset Value per share	$ 8.48	$ 9.94	$ 9.91

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

90

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	Diversified	Equity Income	Global Equity Fund
Amounts in thousands, except per share amounts	International Fund	Fund(a)	I(b)

Investment in securities--at cost	$ 1,783,789	$ 2,591,513	$ 26,962

Foreign currency--at cost	$ 339	$ –	$ –

Assets
Investment in securities--at value	$ 1,247,667	$ 2,165,298	$ 17,722
Foreign currency--at value	335	–	–
Cash	–	10	143
Receivables:
Capital Shares sold	972	830	143
Dividends and interest	3,818	6,633	47
Expense reimbursement from Manager	6	–	–
Expense reimbursement from Underwriter	7	–	–
Foreign tax refund	74	–	–
Investment securities sold	10,072	–	164
Other assets	5	1	–

Total Assets	1,262,956	2,172,772	18,219
Liabilities
Accrued management and investment advisory fees	962	965	15
Accrued administrative service fees	22	–	1
Accrued distribution fees	175	428	1
Accrued service fees	27	–	1
Accrued transfer agent fees	407	600	–
Accrued directors' expenses	2	3	–
Accrued other expenses	572	394	27
Cash overdraft	2,024	–	–
Payables:
Capital Shares reacquired	506	3,530	1
Investment securities purchased	16,772	10,292	165

Total Liabilities	21,469	16,212	211

Net Assets Applicable to Outstanding Shares	$ 1,241,487	$ 2,156,560	$ 18,008

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,988,324	$ 2,868,807	$ 28,229
Accumulated undistributed (overdistributed) net investment income (operating loss)	29,054	12,493	284
Accumulated undistributed (overdistributed) net realized gain (loss)	(239,793)	(298,525)	(1,264)
Net unrealized appreciation (depreciation) of investments	(536,122)	(426,215)	(9,240)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	24	–	(1)

Total Net Assets	$ 1,241,487	$ 2,156,560	$ 18,008

Capital Stock (par value: $.01 a share):
Shares authorized	910,000	650,000	330,000
Net Asset Value Per Share:
Class A: Net Assets	$ 257,621	$ 712,089	N/A
Shares Issued and Outstanding	34,651	51,572
Net Asset Value per share	$ 7.43	$ 13.81
Maximum Offering Price	$ 7.86 (c)	$ 14.61(c)

Class B: Net Assets	$ 27,621	$ 177,768	N/A
Shares Issued and Outstanding	3,750	12,998
Net Asset Value per share	$ 7.37 (d)	$ 13.68(d)

Class C: Net Assets	$ 11,322	$ 134,522	N/A
Shares Issued and Outstanding	1,533	9,928
Net Asset Value per share	$ 7.39 (d)	$ 13.55(d)

Class J: Net Assets	$ 145,271	N/A	N/A
Shares Issued and Outstanding	19,724
Net Asset Value per share	$ 7.37 (d)

Institutional: Net Assets	$ 621,394	$ 1,132,181	$ 13,469
Shares Issued and Outstanding	83,486	81,902	1,933
Net Asset Value per share	$ 7.44	$ 13.82	$ 6.97

R-1: Net Assets	$ 6,336	N/A	$ 451
Shares Issued and Outstanding	858		66
Net Asset Value per share	$ 7.38		$ 6.89

R-2: Net Assets	$ 18,080	N/A	$ 1,046
Shares Issued and Outstanding	2,464		151
Net Asset Value per share	$ 7.34		$ 6.94

R-3: Net Assets	$ 57,078	N/A	$ 975
Shares Issued and Outstanding	7,714		140
Net Asset Value per share	$ 7.40		$ 6.94

R-4: Net Assets	$ 36,959	N/A	$ 2,048
Shares Issued and Outstanding	4,920		295
Net Asset Value per share	$ 7.51		$ 6.95

R-5: Net Assets	$ 59,805	N/A	$ 19
Shares Issued and Outstanding	8,043		3
Net Asset Value per share	$ 7.44		$ 6.94

(a)	Effective June 13, 2008, Equity Income Fund I changed its name to Equity Income Fund.

(b)	Effective June 13, 2008, Partners Global Equity Fund changed its name to Global Equity Fund I.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

91

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

		Government &	High Quality
	Global Real Estate	High Quality Bond	Intermediate-Term
Amounts in thousands, except per share amounts	Securities Fund	Fund	Bond Fund

Investment in securities--at cost	$ 6,921	$ 477,302	$ 163,814

Foreign currency--at cost	$ 134	$ –	$ –

Assets
Investment in securities--at value	$ 4,450	$ 442,152(a)	$ 140,653 (a)
Foreign currency--at value	132	–	–
Cash	8	920	567
Receivables:
Capital Shares sold	–	1,384	55
Dividends and interest	17	2,321	833
Expense reimbursement from Manager	30	–	–
Expense reimbursement from Underwriter	–	5	1
Foreign currency contracts	133	–	–
Investment securities sold	–	20,038	2,073
Swap premiums paid	–	–	19
Variation margin on futures contracts	–	70	–
Other assets	–	19	–

Total Assets	4,770	466,909	144,201
Liabilities
Accrued management and investment advisory fees	4	128	31
Accrued administrative service fees	–	6	3
Accrued distribution fees	1	117	15
Accrued service fees	–	7	4
Accrued transfer agent fees	3	157	13
Accrued other expenses	22	75	27
Payables:
Capital Shares reacquired	–	361	208
Dividends payable	–	1,115	–

Foreign currency contracts	79	–	–
Investment securities purchased	19	79,660	35,230
Unrealized loss on swap agreements	–	53	169
Variation margin on futures contracts	–	16	–
Collateral obligation on securities loaned, at value	–	24,823	23,128

Total Liabilities	128	106,518	58,828

Net Assets Applicable to Outstanding Shares	$ 4,642	$ 360,391	$ 85,373

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 8,778	$ 404,780	$ 108,947
Accumulated undistributed (overdistributed) net investment income (operating loss)	(14)	844	5,101
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,703)	(10,448)	(5,345)
Net unrealized appreciation (depreciation) of investments	(2,471)	(34,785)	(23,330)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	52	–	–

Total Net Assets	$ 4,642	$ 360,391	$ 85,373

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	730,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	$ 2,704	$ 170,968	N/A
Shares Issued and Outstanding	537	18,304
Net Asset Value per share	$ 5.04	$ 9.34
Maximum Offering Price	$ 5.33 (b)	$ 9.78(c)

Class B: Net Assets	N/A	$ 32,602	N/A
Shares Issued and Outstanding		3,490
Net Asset Value per share		$ 9.34(d)

Class C: Net Assets	$ 932	$ 7,666	N/A
Shares Issued and Outstanding	187	819
Net Asset Value per share	$ 4.99 (d)	$ 9.36(d)

Class J: Net Assets	N/A	$ 101,922	$ 26,729
Shares Issued and Outstanding		10,868	3,095
Net Asset Value per share		$ 9.38(d)	$ 8.64 (d)

Institutional: Net Assets	$ 1,006	$ 3,955	$ 34,727
Shares Issued and Outstanding	200	423	3,992
Net Asset Value per share	$ 5.03	$ 9.36	$ 8.70

R-1: Net Assets	N/A	$ 1,291	$ 1,407
Shares Issued and Outstanding		138	163
Net Asset Value per share		$ 9.34	$ 8.64

R-2: Net Assets	N/A	$ 10,801	$ 3,630
Shares Issued and Outstanding		1,163	424
Net Asset Value per share		$ 9.29	$ 8.57

R-3: Net Assets	N/A	$ 12,471	$ 9,053
Shares Issued and Outstanding		1,342	1,054
Net Asset Value per share		$ 9.29	$ 8.59

R-4: Net Assets	N/A	$ 4,726	$ 2,401
Shares Issued and Outstanding		508	279
Net Asset Value per share		$ 9.31	$ 8.59

R-5: Net Assets	N/A	$ 13,989	$ 7,426
Shares Issued and Outstanding		1,502	862
Net Asset Value per share		$ 9.31	$ 8.62

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

92

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

Amounts in thousands, except per share amounts	High Yield Fund(a)	High Yield Fund I(b)	Income Fund

Investment in securities--at cost	$ 1,835,679	$ 848,826	$ 1,075,116

Investment in affiliated securities--at cost	$ 33,507	$ –	$ –

Foreign currency--at cost	$ 4,542	$ –	$ –

Assets
Investment in securities--at value	$ 1,330,724	$ 659,249(c)	$ 915,378 (c)
Investment in affiliated securities--at value	$ 29,942	–	–
Foreign currency--at value	4,197	–	–
Cash	277	1,105	10
Receivables:
Capital Shares sold	14,502	821	5,507
Dividends and interest	34,432	18,230	15,190
Expense reimbursement from Manager	–	–	9
Investment securities sold	–	1,178	–
Unrealized gain on swap agreements	9	–	–

Total Assets	1,414,083	680,583	936,094
Liabilities
Accrued management and investment advisory fees	639	375	414
Accrued distribution fees	324	–	86
Accrued transfer agent fees	256	–	79
Accrued directors' expenses	1	–	1
Accrued other expenses	189	16	54
Payables:
Capital Shares reacquired	5,023	80	1,808
Dividends payable	9,462	–	5,522
Line of credit	–	820	–
Investment securities purchased	12,302	16,613	8,382
Swap premiums received	5,598	–	–
Collateral obligation on securities loaned, at value	–	600	1,497

Total Liabilities	33,794	18,504	17,843

Net Assets Applicable to Outstanding Shares	$ 1,380,289	$ 662,079	$ 918,251

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,896,368	$ 834,438	$ 1,092,051
Accumulated undistributed (overdistributed) net investment income (operating loss)	(1,354)	48,046	(8,726)
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,508)	(30,828)	(5,336)
Net unrealized appreciation (depreciation) of investments	(508,511)	(189,577)	(159,738)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(706)	–	–

Total Net Assets	$ 1,380,289	$ 662,079	$ 918,251

Capital Stock (par value: $.01 a share):
Shares authorized	600,000	150,000	600,000
Net Asset Value Per Share:
Class A: Net Assets	$ 765,971	N/A	$ 122,603
Shares Issued and Outstanding	126,070		15,662
Net Asset Value per share	$ 6.08		$ 7.83
Maximum Offering Price	$ 6.37 (d)		$ 8.20 (d)

Class B: Net Assets	$ 49,140	N/A	$ 51,278
Shares Issued and Outstanding	8,045		6,528
Net Asset Value per share	$ 6.11 (e)		$ 7.85 (e)

Class C: Net Assets	$ 120,324	N/A	$ 15,103
Shares Issued and Outstanding	19,702		1,924
Net Asset Value per share	$ 6.11 (e)		$ 7.85 (e)

Institutional: Net Assets	$ 444,854	$ 662,079	$ 729,267
Shares Issued and Outstanding	73,379	80,802	92,958
Net Asset Value per share	$ 6.06	$ 8.19	$ 7.85

(a)	Effective June 13, 2008, High Yield Fund II changed its name to High Yield Fund.

(b)	Effective June 13, 2008, High Yield Fund changed its name to High Yield Fund I.

(c)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

93

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

		International
	Inflation Protection	Emerging Markets	International Fund
Amounts in thousands, except per share amounts	Fund	Fund	I(a)

Investment in securities--at cost	$ 602,604	$ 1,138,943	$ 1,285,221

Foreign currency--at cost	$ –	$ 1,063	$ 3,945

Assets
Investment in securities--at value	$ 492,979 (b)	$ 703,262	$ 866,238
Foreign currency--at value	–	1,052	3,910
Cash	406	–	36,100
Receivables:
Capital Shares sold	2,869	1,428	1,995
Dividends and interest	2,363	2,421	3,394
Expense reimbursement from Manager	3	–	–
Expense reimbursement from Underwriter	–	5	–
Foreign tax refund	–	285	–
Investment securities sold	795	775	6,676
Unrealized gain on swap agreements	47	–	–

Total Assets	499,462	709,228	918,313
Liabilities
Accrued management and investment advisory fees	148	735	991
Accrued administrative service fees	–	7	6
Accrued distribution fees	8	90	6
Accrued service fees	1	8	8
Accrued transfer agent fees	8	220	–
Accrued directors' expenses	–	1	5
Accrued other expenses	29	573	194
Cash overdraft	–	108	–
Payables:
Capital Shares reacquired	22	448	196
Dividends payable	119	–	–
Investment securities purchased	–	2,797	10,316
Unrealized loss on swap agreements	12,457	–	–
Collateral obligation on securities loaned, at value	78,811	–	–

Total Liabilities	91,603	4,987	11,722

Net Assets Applicable to Outstanding Shares	$ 407,859	$ 704,241	$ 906,591

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 543,452	$ 1,325,644	$ 1,632,563
Accumulated undistributed (overdistributed) net investment income (operating loss)	(29)	8,091	30,129
Accumulated undistributed (overdistributed) net realized gain (loss)	(13,529)	(193,663)	(338,980)
Net unrealized appreciation (depreciation) of investments	(122,035)	(435,681)	(417,224)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(150)	103

Total Net Assets	$ 407,859	$ 704,241	$ 906,591

Capital Stock (par value: $.01 a share):
Shares authorized	680,000	455,000	330,000
Net Asset Value Per Share:
Class A: Net Assets	$ 6,167	$ 85,229	N/A
Shares Issued and Outstanding	863	6,196
Net Asset Value per share	$ 7.15	$ 13.76
Maximum Offering Price	$ 7.49 (c)	$ 14.56(d)

Class B: Net Assets	N/A	$ 12,272	N/A
Shares Issued and Outstanding		917
Net Asset Value per share		$ 13.39(e)

Class C: Net Assets	$ 1,808	$ 6,248	N/A
Shares Issued and Outstanding	253	460
Net Asset Value per share	$ 7.17 (e)	$ 13.58(e)

Class J: Net Assets	$ 7,961	$ 113,241	N/A
Shares Issued and Outstanding	1,126	8,502
Net Asset Value per share	$ 7.08 (e)	$ 13.32(e)

Institutional: Net Assets	$ 388,931	$ 435,442	$ 859,383
Shares Issued and Outstanding	54,939	31,609	97,509
Net Asset Value per share	$ 7.08	$ 13.78	$ 8.81

R-1: Net Assets	$ 430	$ 3,515	$ 3,137
Shares Issued and Outstanding	61	258	359
Net Asset Value per share	$ 7.05	$ 13.60	$ 8.73

R-2: Net Assets	$ 642	$ 6,741	$ 7,877
Shares Issued and Outstanding	91	499	904
Net Asset Value per share	$ 7.05	$ 13.50	$ 8.71

R-3: Net Assets	$ 904	$ 15,136	$ 9,728
Shares Issued and Outstanding	128	1,113	1,114
Net Asset Value per share	$ 7.06	$ 13.59	$ 8.73

R-4: Net Assets	$ 378	$ 11,432	$ 9,358
Shares Issued and Outstanding	54	833	1,068
Net Asset Value per share	$ 7.06	$ 13.72	$ 8.77

R-5: Net Assets	$ 638	$ 14,985	$ 17,108
Shares Issued and Outstanding	91	1,090	1,950
Net Asset Value per share	$ 7.07	$ 13.75	$ 8.77

(a)	Effective June 13, 2008, Partners International Fund changed its name to International Fund I.

(b)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

94

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	International	International Value	LargeCap Blend
Amounts in thousands, except per share amounts	Growth Fund	Fund I	Fund I(a)

Investment in securities--at cost	$ 1,906,704	$ 371,170	$ 901,846

Foreign currency--at cost	$ –	$ 820	$ –

Assets
Investment in securities--at value	$ 1,303,899	$ 354,195	$ 691,592
Foreign currency--at value	–	817	–
Cash	10,862	8,163	1,239
Receivables:
Capital Shares sold	1,789	1,526	1,116
Dividends and interest	4,277	109	952
Expense reimbursement from Manager	7	16	–
Expense reimbursement from Underwriter	2	–	1
Investment securities sold	23,018	38	–
Variation margin on futures contracts	368	–	–
Other assets	–	–	3

Total Assets	1,344,222	364,864	694,903
Liabilities
Accrued management and investment advisory fees	1,155	233	262
Accrued administrative service fees	6	–	1
Accrued distribution fees	23	–	37
Accrued service fees	7	–	1
Accrued transfer agent fees	22	–	142
Accrued directors' expenses	1	1	–
Accrued other expenses	278	21	60
Payables:
Capital Shares reacquired	131	1	86
Investment securities purchased	19,514	146	–

Total Liabilities	21,137	402	589

Net Assets Applicable to Outstanding Shares	$ 1,323,085	$ 364,462	$ 694,314

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,241,576	$ 382,734	$ 1,013,116
Accumulated undistributed (overdistributed) net investment income (operating loss)	29,625	(90)	10,046
Accumulated undistributed (overdistributed) net realized gain (loss)	(344,324)	(1,200)	(116,533)
Net unrealized appreciation (depreciation) of investments	(604,000)	(16,975)	(212,315)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	208	(7)	–

Total Net Assets	$ 1,323,085	$ 364,462	$ 694,314

Capital Stock (par value: $.01 a share):
Shares authorized	590,000	100,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,760	N/A	$ 82,298
Shares Issued and Outstanding	253		12,779
Net Asset Value per share	$ 6.95		$ 6.44
Maximum Offering Price	$ 7.35 (b)		$ 6.81 (b)

Class B: Net Assets	N/A	N/A	$ 5,947
Shares Issued and Outstanding			944
Net Asset Value per share			$ 6.30 (c)

Class C: Net Assets	$ 246	N/A	$ 581
Shares Issued and Outstanding	36		91
Net Asset Value per share	$ 6.95 (c)		$ 6.38 (c)

Class J: Net Assets	$ 36,673	N/A	$ 32,309
Shares Issued and Outstanding	5,418		5,062
Net Asset Value per share	$ 6.77 (c)		$ 6.38 (c)

Institutional: Net Assets	$ 1,236,938	$ 364,462	$ 565,475
Shares Issued and Outstanding	178,071	42,316	87,600
Net Asset Value per share	$ 6.95	$ 8.62	$ 6.46

R-1: Net Assets	$ 1,733	N/A	$ 746
Shares Issued and Outstanding	252		117
Net Asset Value per share	$ 6.87		$ 6.39

R-2: Net Assets	$ 6,325	N/A	$ 1,988
Shares Issued and Outstanding	941		309
Net Asset Value per share	$ 6.72		$ 6.43

R-3: Net Assets	$ 19,243	N/A	$ 1,463
Shares Issued and Outstanding	2,694		227
Net Asset Value per share	$ 7.14		$ 6.46

R-4: Net Assets	$ 8,349	N/A	$ 1,694
Shares Issued and Outstanding	1,220		262
Net Asset Value per share	$ 6.85		$ 6.47

R-5: Net Assets	$ 11,818	N/A	$ 1,813
Shares Issued and Outstanding	1,719		279
Net Asset Value per share	$ 6.88		$ 6.50

(a)	Effective June 13, 2008, Partners LargeCap Blend Fund I changed its name to LargeCap Blend Fund I.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

95

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	LargeCap Blend	LargeCap Growth	LargeCap Growth
Amounts in thousands, except per share amounts	Fund II(a)	Fund	Fund I(b)

Investment in securities--at cost	$ 822,511	$ 2,464,970	$ 1,605,058

Assets
Investment in securities--at value	$ 644,215	$ 2,050,124	$ 1,191,624
Cash	4,689	10	10
Receivables:
Capital Shares sold	734	8,902	1,131
Dividends and interest	813	802	777
Expense reimbursement from Underwriter	4	2	1
Investment securities sold	6,052	70,887	5,659
Variation margin on futures contracts	38	–	–
Other assets	–	12	–

Total Assets	656,545	2,130,739	1,199,202
Liabilities
Accrued management and investment advisory fees	417	1,165	757
Accrued administrative service fees	10	21	5
Accrued distribution fees	67	140	28
Accrued service fees	12	25	6
Accrued transfer agent fees	91	475	94
Accrued directors' expenses	–	1	1
Accrued other expenses	63	199	59
Payables:
Capital Shares reacquired	253	1,259	756
Line of Credit	–	–	2,580
Investment securities purchased	4,103	25,762	659

Total Liabilities	5,016	29,047	4,945

Net Assets Applicable to Outstanding Shares	$ 651,529	$ 2,101,692	$ 1,194,257

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 874,462	$ 2,620,769	$ 1,713,501
Accumulated undistributed (overdistributed) net investment income (operating loss)	7,188	–	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(52,308)	(104,231)	(105,810)
Net unrealized appreciation (depreciation) of investments	(177,813)	(414,846)	(413,434)

Total Net Assets	$ 651,529	$ 2,101,692	$ 1,194,257

Capital Stock (par value: $.01 a share):
Shares authorized	490,000	1,120,000	640,000
Net Asset Value Per Share:
Class A: Net Assets	$ 37,841	$ 321,555	$ 30,125
Shares Issued and Outstanding	5,239	52,832	5,661
Net Asset Value per share	$ 7.22	$ 6.09	$ 5.32
Maximum Offering Price	$ 7.64 (c)	$ 6.44(c)	$ 5.63 (c)

Class B: Net Assets	$ 14,273	$ 31,802	$ 5,467
Shares Issued and Outstanding	2,009	5,381	1,060
Net Asset Value per share	$ 7.10 (d)	$ 5.91(d)	$ 5.16 (d)

Class C: Net Assets	$ 922	$ 9,311	$ 415
Shares Issued and Outstanding	129	1,551	78
Net Asset Value per share	$ 7.13 (d)	$ 6.00(d)	$ 5.32 (d)

Class J: Net Assets	$ 93,445	$ 38,641	$ 28,875
Shares Issued and Outstanding	13,319	6,645	5,772
Net Asset Value per share	$ 7.02 (d)	$ 5.81(d)	$ 5.00 (d)

Institutional: Net Assets	$ 431,434	$ 1,531,200	$ 1,089,367
Shares Issued and Outstanding	59,658	249,659	199,974
Net Asset Value per share	$ 7.23	$ 6.13	$ 5.45

R-1: Net Assets	$ 2,511	$ 9,129	$ 1,049
Shares Issued and Outstanding	350	1,521	199
Net Asset Value per share	$ 7.17	$ 6.00	$ 5.28

R-2: Net Assets	$ 13,952	$ 15,819	$ 7,234
Shares Issued and Outstanding	1,964	2,626	1,404
Net Asset Value per share	$ 7.10	$ 6.03	$ 5.15

R-3: Net Assets	$ 21,349	$ 48,883	$ 13,763
Shares Issued and Outstanding	2,985	7,733	2,585
Net Asset Value per share	$ 7.15	$ 6.32	$ 5.33

R-4: Net Assets	$ 11,356	$ 28,378	$ 3,767
Shares Issued and Outstanding	1,577	4,519	709
Net Asset Value per share	$ 7.20	$ 6.28	$ 5.31

R-5: Net Assets	$ 24,446	$ 66,974	$ 14,195
Shares Issued and Outstanding	3,402	10,806	2,638
Net Asset Value per share	$ 7.19	$ 6.20	$ 5.38

(a)	Effective June 13, 2008, Partners LargeCap Blend Fund changed its name to LargeCap Blend Fund II.

(b)	Effective June 13, 2008, Partners LargeCap Growth Fund I changed its name to LargeCap Growth Fund I.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

96

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	LargeCap Growth	LargeCap S&P 500	LargeCap Value
Amounts in thousands, except per share amounts	Fund II(a)	Index Fund	Fund

Investment in securities--at cost	$ 1,736,128	$ 953,444	$ 749,166

Assets
Investment in securities--at value	$ 1,372,899	$ 788,982	$ 621,143
Cash	21,430	14	10
Receivables:
Capital Shares sold	98	1,115	821
Dividends and interest	668	1,131	1,045
Expense reimbursement from Underwriter	1	11	1
Foreign currency contracts	713	–	–
Investment securities sold	6,954	170	1,791
Variation margin on futures contracts	199	167	120
Other assets	–	–	28

Total Assets	1,402,962	791,590	624,959
Liabilities
Accrued management and investment advisory fees	1,049	102	237
Accrued administrative service fees	4	44	1
Accrued distribution fees	12	148	62
Accrued service fees	6	54	1
Accrued transfer agent fees	11	153	194
Accrued directors' expenses	–	1	1
Accrued other expenses	34	101	80
Payables:
Capital Shares reacquired	464	435	296
Investment securities purchased	12,505	459	1,754

Total Liabilities	14,085	1,497	2,626

Net Assets Applicable to Outstanding Shares	$ 1,388,877	$ 790,093	$ 622,333

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,867,883	$ 971,362	$ 858,790
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,743	13,357	12,939
Accumulated undistributed (overdistributed) net realized gain (loss)	(124,015)	(30,926)	(119,214)
Net unrealized appreciation (depreciation) of investments	(361,447)	(163,700)	(130,182)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	713	–	–

Total Net Assets	$ 1,388,877	$ 790,093	$ 622,333

Capital Stock (par value: $.01 a share):
Shares authorized	570,000	585,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,107	$ 53,542	$ 171,897
Shares Issued and Outstanding	189	7,811	21,679
Net Asset Value per share	$ 5.87	$ 6.85	$ 7.93
Maximum Offering Price	$ 6.21 (b)	$ 6.95(c)	$ 8.39 (b)

Class B: Net Assets	N/A	N/A	$ 9,598
Shares Issued and Outstanding			1,221
Net Asset Value per share			$ 7.87 (d)

Class C: Net Assets	$ 374	$ 2,428	$ 1,130
Shares Issued and Outstanding	64	357	144
Net Asset Value per share	$ 5.78 (d)	$ 6.81(d)	$ 7.89 (d)

Class J: Net Assets	$ 19,225	$ 247,433	$ 38,836
Shares Issued and Outstanding	3,510	36,446	4,960
Net Asset Value per share	$ 5.48 (d)	$ 6.79(d)	$ 7.83 (d)

Institutional: Net Assets	$ 1,330,829	$ 112,221	$ 392,068
Shares Issued and Outstanding	221,551	16,338	49,321
Net Asset Value per share	$ 6.01	$ 6.87	$ 7.95

R-1: Net Assets	$ 889	$ 7,825	$ 647
Shares Issued and Outstanding	153	1,149	82
Net Asset Value per share	$ 5.80	$ 6.81	$ 7.88

R-2: Net Assets	$ 7,131	$ 41,405	$ 1,735
Shares Issued and Outstanding	1,270	6,056	220
Net Asset Value per share	$ 5.62	$ 6.84	$ 7.88

R-3: Net Assets	$ 5,857	$ 118,216	$ 1,969
Shares Issued and Outstanding	1,027	17,246	251
Net Asset Value per share	$ 5.71	$ 6.85	$ 7.87

R-4: Net Assets	$ 6,937	$ 67,528	$ 1,438
Shares Issued and Outstanding	1,194	9,806	182
Net Asset Value per share	$ 5.81	$ 6.89	$ 7.89

R-5: Net Assets	$ 16,528	$ 139,495	$ 3,015
Shares Issued and Outstanding	2,816	20,137	379
Net Asset Value per share	$ 5.87	$ 6.93	$ 7.95

(a)	Effective June 13, 2008, Partners LargeCap Growth Fund II changed its name to LargeCap Growth Fund II.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

97

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	LargeCap Value	LargeCap Value	LargeCap Value
Amounts in thousands, except per share amounts	Fund I(a)	Fund II(b)	Fund III(c)

Investment in securities--at cost	$ 1,303,370	$ 152,679	$ 2,458,193

Assets
Investment in securities--at value	$ 895,532	$ 114,836	$ 1,836,191 (d)
Cash	1,000	3,450	18,413
Receivables:
Capital Shares sold	992	212	1,233
Dividends and interest	1,449	226	3,517
Expense reimbursement from Underwriter	–	–	3
Investment securities sold	3,022	–	16,215
Variation margin on futures contracts	–	107	300

Total Assets	901,995	118,831	1,875,872
Liabilities
Accrued management and investment advisory fees	610	86	1,175
Accrued administrative service fees	3	–	20
Accrued distribution fees	3	–	65
Accrued service fees	4	1	25
Accrued transfer agent fees	–	–	93
Accrued directors' expenses	–	1	3
Accrued other expenses	15	15	74
Payables:
Capital Shares reacquired	3	–	308
Investment securities purchased	6,393	–	8,336
Collateral obligation on securities loaned, at value	–	–	1,085

Total Liabilities	7,031	103	11,184

Net Assets Applicable to Outstanding Shares	$ 894,964	$ 118,728	$ 1,864,688

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,297,648	$ 161,409	$ 2,577,346
Accumulated undistributed (overdistributed) net investment income (operating loss)	15,968	3,130	37,209
Accumulated undistributed (overdistributed) net realized gain (loss)	(10,814)	(7,721)	(131,168)
Net unrealized appreciation (depreciation) of investments	(407,838)	(38,090)	(618,699)

Total Net Assets	$ 894,964	$ 118,728	$ 1,864,688

Capital Stock (par value: $.01 a share):
Shares authorized	380,000	505,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$ 32,423
Shares Issued and Outstanding			3,828
Net Asset Value per share			$ 8.47
Maximum Offering Price			$ 8.96 (e)

Class B: Net Assets	N/A	N/A	$ 10,135
Shares Issued and Outstanding			1,203
Net Asset Value per share			$ 8.42 (f)

Class C: Net Assets	N/A	N/A	$ 884
Shares Issued and Outstanding			105
Net Asset Value per share			$ 8.43 (f)

Class J: Net Assets	N/A	N/A	$ 66,714
Shares Issued and Outstanding			7,983
Net Asset Value per share			$ 8.36 (f)

Institutional: Net Assets	$ 874,193	$ 115,577	$ 1,592,265
Shares Issued and Outstanding	99,634	16,202	187,516
Net Asset Value per share	$ 8.77	$ 7.13	$ 8.49

R-1: Net Assets	$ 3,370	$ 287	$ 4,834
Shares Issued and Outstanding	388	41	576
Net Asset Value per share	$ 8.70	$ 7.07	$ 8.40

R-2: Net Assets	$ 4,848	$ 250	$ 25,923
Shares Issued and Outstanding	559	35	3,105
Net Asset Value per share	$ 8.68	$ 7.08	$ 8.35

R-3: Net Assets	$ 4,422	$ 982	$ 60,137
Shares Issued and Outstanding	508	138	6,961
Net Asset Value per share	$ 8.71	$ 7.10	$ 8.64

R-4: Net Assets	$ 2,386	$ 132	$ 23,519
Shares Issued and Outstanding	273	19	2,790
Net Asset Value per share	$ 8.73	$ 7.11	$ 8.43

R-5: Net Assets	$ 5,745	$ 1,500	$ 47,854
Shares Issued and Outstanding	657	211	5,648
Net Asset Value per share	$ 8.74	$ 7.12	$ 8.47

(a)	Effective June 13, 2008, Partners LargeCap Value Fund I changed its name to LargeCap Value Fund I.

(b)	Effective June 13, 2008, Partners LargeCap Value Fund II changed its name to LargeCap Value Fund II.

(c)	Effective June 13, 2008, Partners LargeCap Value Fund changed its name to LargeCap Value Fund III.

(d)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

(e)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(f)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

98

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	MidCap Blend	MidCap Growth	MidCap Growth
Amounts in thousands, except per share amounts	Fund	Fund	Fund I(a)

Investment in securities--at cost	$ 738,261	$ 60,466	$ 258,464

Assets
Investment in securities--at value	$ 586,543	$ 49,320	$ 176,431
Cash	18	10	1,293
Receivables:
Capital Shares sold	351	55	61
Dividends and interest	230	23	104
Expense reimbursement from Underwriter	6	1	–
Investment securities sold	–	1,004	–
Other assets	6	–	–

Total Assets	587,154	50,413	177,889
Liabilities
Accrued management and investment advisory fees	328	26	154
Accrued administrative service fees	3	1	1
Accrued distribution fees	166	9	2
Accrued service fees	4	1	2
Accrued transfer agent fees	400	13	4
Accrued directors' expenses	–	1	1
Accrued other expenses	149	21	37
Payables:
Capital Shares reacquired	343	419	–
Investment securities purchased	483	634	–

Total Liabilities	1,876	1,125	201

Net Assets Applicable to Outstanding Shares	$ 585,278	$ 49,288	$ 177,688

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 704,760	$ 63,679	$ 274,035
Accumulated undistributed (overdistributed) net investment income (operating loss)	13	–	–
Accumulated undistributed (overdistributed) net realized gain (loss)	32,223	(3,245)	(14,314)
Net unrealized appreciation (depreciation) of investments	(151,718)	(11,146)	(82,033)

Total Net Assets	$ 585,278	$ 49,288	$ 177,688

Capital Stock (par value: $.01 a share):
Shares authorized	490,000	305,000	430,000
Net Asset Value Per Share:
Class A: Net Assets	$ 362,130	N/A	$ 1,885
Shares Issued and Outstanding	37,949		276
Net Asset Value per share	$ 9.54		$ 6.82
Maximum Offering Price	$ 10.10 (b)		$ 7.22 (b)

Class B: Net Assets	$ 35,769	N/A	N/A
Shares Issued and Outstanding	3,780
Net Asset Value per share	$ 9.46 (c)

Class C: Net Assets	$ 3,639	N/A	$ 202
Shares Issued and Outstanding	388		30
Net Asset Value per share	$ 9.38 (c)		$ 6.72 (c)

Class J: Net Assets	$ 128,240	$ 20,448	N/A
Shares Issued and Outstanding	13,818	4,056
Net Asset Value per share	$ 9.28 (c)	$ 5.04(c)

Institutional: Net Assets	$ 28,740	$ 19,287	$ 164,793
Shares Issued and Outstanding	2,996	3,548	23,500
Net Asset Value per share	$ 9.59	$ 5.43	$ 7.01

R-1: Net Assets	$ 954	$ 658	$ 1,077
Shares Issued and Outstanding	102	125	160
Net Asset Value per share	$ 9.34	$ 5.24	$ 6.73

R-2: Net Assets	$ 2,552	$ 625	$ 2,035
Shares Issued and Outstanding	273	116	302
Net Asset Value per share	$ 9.36	$ 5.38	$ 6.73

R-3: Net Assets	$ 7,650	$ 1,699	$ 2,786
Shares Issued and Outstanding	807	310	410
Net Asset Value per share	$ 9.48	$ 5.47	$ 6.80

R-4: Net Assets	$ 4,998	$ 4,010	$ 3,430
Shares Issued and Outstanding	518	724	498
Net Asset Value per share	$ 9.65	$ 5.54	$ 6.88

R-5: Net Assets	$ 10,606	$ 2,561	$ 1,480
Shares Issued and Outstanding	1,109	457	214
Net Asset Value per share	$ 9.56	$ 5.60	$ 6.92

(a)	Effective June 13, 2008, Partners MidCap Growth Fund I changed its name to MidCap Growth Fund I.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

99

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	MidCap Growth	MidCap Growth	MidCap S&P 400
Amounts in thousands, except per share amounts	Fund II(a)	Fund III(b)	Index Fund

Investment in securities--at cost	$ 315,694	$ 669,023	$ 233,435

Assets
Investment in securities--at value	$ 201,100	$ 523,907	$ 165,341
Cash	4,813	2,179	140
Receivables:
Capital Shares sold	17	605	612
Dividends and interest	116	252	122
Expense reimbursement from Manager	–	1	–
Expense reimbursement from Underwriter	–	3	1
Investment securities sold	1,446	7,765	1,263
Variation margin on futures contracts	–	207	99

Total Assets	207,492	534,919	167,578
Liabilities
Accrued management and investment advisory fees	181	452	21
Accrued administrative service fees	2	7	14
Accrued distribution fees	2	28	23
Accrued service fees	2	9	16
Accrued transfer agent fees	–	59	12
Accrued directors' expenses	1	–	1
Accrued other expenses	19	43	27
Payables:
Capital Shares reacquired	239	340	193
Investment securities purchased	1,380	4,163	1,486

Total Liabilities	1,826	5,101	1,793

Net Assets Applicable to Outstanding Shares	$ 205,666	$ 529,818	$ 165,785

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 389,913	$ 777,950	$ 226,917
Accumulated undistributed (overdistributed) net investment income (operating loss)	–	–	1,803
Accumulated undistributed (overdistributed) net realized gain (loss)	(69,653)	(104,310)	4,933
Net unrealized appreciation (depreciation) of investments	(114,594)	(143,822)	(67,868)

Total Net Assets	$ 205,666	$ 529,818	$ 165,785

Capital Stock (par value: $.01 a share):
Shares authorized	705,000	455,000	305,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 21,252	N/A
Shares Issued and Outstanding		3,425
Net Asset Value per share		$ 6.20
Maximum Offering Price		$ 6.56(c)

Class B: Net Assets	N/A	$ 5,477	N/A
Shares Issued and Outstanding		907
Net Asset Value per share		$ 6.04(d)

Class C: Net Assets	N/A	$ 778	N/A
Shares Issued and Outstanding		126
Net Asset Value per share		$ 6.15(d)

Class J: Net Assets	N/A	$ 20,178	$ 24,690
Shares Issued and Outstanding		3,399	2,625
Net Asset Value per share		$ 5.94(d)	$ 9.41 (d)

Institutional: Net Assets	$ 191,051	$ 423,812	$ 32,043
Shares Issued and Outstanding	33,454	66,503	3,342
Net Asset Value per share	$ 5.71	$ 6.37	$ 9.59

R-1: Net Assets	$ 1,454	$ 775	$ 3,900
Shares Issued and Outstanding	266	126	410
Net Asset Value per share	$ 5.47	$ 6.13	$ 9.50

R-2: Net Assets	$ 1,150	$ 7,120	$ 15,114
Shares Issued and Outstanding	209	1,146	1,568
Net Asset Value per share	$ 5.50	$ 6.21	$ 9.64

R-3: Net Assets	$ 4,701	$ 23,848	$ 29,043
Shares Issued and Outstanding	849	3,719	3,002
Net Asset Value per share	$ 5.54	$ 6.41	$ 9.68

R-4: Net Assets	$ 5,183	$ 17,117	$ 16,573
Shares Issued and Outstanding	929	2,667	1,708
Net Asset Value per share	$ 5.58	$ 6.42	$ 9.70

R-5: Net Assets	$ 2,127	$ 9,461	$ 44,422
Shares Issued and Outstanding	379	1,453	4,561
Net Asset Value per share	$ 5.62	$ 6.51	$ 9.74

(a)	Effective June 13, 2008, Partners MidCap Growth Fund II changed its name to MidCap Growth Fund II.

(b)	Effective June 13, 2008, Partners MidCap Growth Fund changed its name to MidCap Growth Fund III.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

100

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	MidCap Stock	MidCap Value	MidCap Value
Amounts in thousands, except per share amounts	Fund	Fund I(a)	Fund II(b)

Investment in securities--at cost	$ 425,116	$ 890,398	$ 462,949

Assets
Investment in securities--at value	$ 395,877	$ 663,040	$ 308,781
Cash	10	–	111
Receivables:
Capital Shares sold	28	1,232	1,043
Dividends and interest	140	823	689
Expense reimbursement from Manager	–	–	4
Expense reimbursement from Underwriter	–	–	2
Investment securities sold	2,412	2,080	–

Total Assets	398,467	667,175	310,630
Liabilities
Accrued management and investment advisory fees	253	572	273
Accrued administrative service fees	–	5	6
Accrued distribution fees	23	6	28
Accrued service fees	–	6	7
Accrued transfer agent fees	66	–	40
Accrued directors' expenses	–	1	1
Accrued other expenses	84	29	53
Cash overdraft	–	171	–
Payables:
Capital Shares reacquired	67	–	590
Investment securities purchased	1,910	1,327	–

Total Liabilities	2,403	2,117	998

Net Assets Applicable to Outstanding Shares	$ 396,064	$ 665,058	$ 309,632

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 431,035	$ 960,362	$ 539,642
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,516	7,385	3,905
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,248)	(75,331)	(79,747)
Net unrealized appreciation (depreciation) of investments	(29,239)	(227,358)	(154,168)

Total Net Assets	$ 396,064	$ 665,058	$ 309,632

Capital Stock (par value: $.01 a share):
Shares authorized	600,000	280,000	440,000
Net Asset Value Per Share:
Class A: Net Assets	$ 36,639	N/A	$ 6,097
Shares Issued and Outstanding	3,198		757
Net Asset Value per share	$ 11.46		$ 8.06
Maximum Offering Price	$ 12.13 (c)		$ 8.53 (c)

Class B: Net Assets	$ 12,453	N/A	$ 1,006
Shares Issued and Outstanding	1,174		127
Net Asset Value per share	$ 10.60 (d)		$ 7.92 (d)

Class C: Net Assets	$ 4,296	N/A	$ 744
Shares Issued and Outstanding	405		93
Net Asset Value per share	$ 10.60 (d)		$ 7.96 (d)

Class J: Net Assets	N/A	N/A	$ 46,916
Shares Issued and Outstanding			6,150
Net Asset Value per share			$ 7.63 (d)

Institutional: Net Assets	$ 342,676	$ 624,473	$ 210,043
Shares Issued and Outstanding	29,280	72,956	25,833
Net Asset Value per share	$ 11.70	$ 8.56	$ 8.13

R-1: Net Assets	N/A	$ 3,050	$ 906
Shares Issued and Outstanding		363	114
Net Asset Value per share		$ 8.40	$ 7.97

R-2: Net Assets	N/A	$ 5,188	$ 9,892
Shares Issued and Outstanding		617	1,282
Net Asset Value per share		$ 8.41	$ 7.72

R-3: Net Assets	N/A	$ 11,990	$ 15,018
Shares Issued and Outstanding		1,416	1,884
Net Asset Value per share		$ 8.46	$ 7.97

R-4: Net Assets	N/A	$ 9,391	$ 6,771
Shares Issued and Outstanding		1,105	851
Net Asset Value per share		$ 8.50	$ 7.95

R-5: Net Assets	N/A	$ 10,966	$ 12,239
Shares Issued and Outstanding		1,286	1,525
Net Asset Value per share		$ 8.53	$ 8.03

(a)	Effective June 13, 2008, Partners MidCap Value Fund I changed its name to MidCap Value Fund I.

(b)	Effective June 13, 2008, Partners MidCap Value Fund changed its name to MidCap Value Fund II.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

101

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2008

	MidCap Value	Money Market	Mortgage
Amounts in thousands, except per share amounts	Fund III(a)	Fund	Securities Fund

Investment in securities--at cost	$ 105,148	$ 2,805,384	$ 1,204,827

Assets
Investment in securities--at value	$ 80,492	$ 2,805,384	$ 1,162,026
Cash	697	390	10
Receivables:
Capital Shares sold	165	4,138	4,822
Dividends and interest	75	1,686	5,821
Expense reimbursement from Manager	–	–	4
Expense reimbursement from Underwriter	3	–	–
Investment securities sold	717	7,307	388
Variation margin on futures contracts	22	–	–
Other assets	–	27	–

Total Assets	82,171	2,818,932	1,173,071
Liabilities
Accrued management and investment advisory fees	45	897	558
Accrued administrative service fees	1	38	–
Accrued distribution fees	29	484	57
Accrued service fees	1	91	–
Accrued transfer agent fees	32	510	53
Accrued directors' expenses	1	4	–
Accrued other expenses	35	103	62
Payables:
Capital Shares reacquired	34	8,215	1,003
Dividends payable	–	–	4,663
Investment securities purchased	782	–	–

Total Liabilities	960	10,342	6,396

Net Assets Applicable to Outstanding Shares	$ 81,211	$ 2,808,590	$ 1,166,675

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 119,650	$ 2,812,331	$ 1,244,735
Accumulated undistributed (overdistributed) net investment income (operating loss)	966	–	(1,745)
Accumulated undistributed (overdistributed) net realized gain (loss)	(14,785)	(3,741)	(33,514)
Net unrealized appreciation (depreciation) of investments	(24,620)	–	(42,801)

Total Net Assets	$ 81,211	$ 2,808,590	$ 1,166,675

Capital Stock (par value: $.01 a share):
Shares authorized	305,000	17,575,000	855,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 775,670	$ 83,376
Shares Issued and Outstanding		776,617	8,062
Net Asset Value per share		$ 1.00	$ 10.34
Maximum Offering Price		$ 1.00	$ 10.83 (b)

Class B: Net Assets	N/A	$ 87,353	$ 39,613
Shares Issued and Outstanding		87,423	3,832
Net Asset Value per share		$ 1.00(c)	$ 10.34 (c)

Class C: Net Assets	N/A	$ 42,966	$ 6,118
Shares Issued and Outstanding		42,997	593
Net Asset Value per share		$ 1.00(c)	$ 10.32 (c)

Class J: Net Assets	$ 71,496	$ 355,746	N/A
Shares Issued and Outstanding	8,634	356,136
Net Asset Value per share	$ 8.28 (c)	$ 1.00(c)

Class S: Net Assets	N/A	$ 951,684	N/A
Shares Issued and Outstanding		953,071
Net Asset Value per share		$ 1.00

Institutional: Net Assets	$ 6	$ 276,963	$ 1,037,568
Shares Issued and Outstanding	1	277,416	100,278
Net Asset Value per share	$ 8.68	$ 1.00	$ 10.35

R-1: Net Assets	$ 273	$ 11,194	N/A
Shares Issued and Outstanding	33	11,204
Net Asset Value per share	$ 8.33	$ 1.00

R-2: Net Assets	$ 970	$ 32,085	N/A
Shares Issued and Outstanding	116	32,129
Net Asset Value per share	$ 8.38	$ 1.00

R-3: Net Assets	$ 1,317	$ 85,636	N/A
Shares Issued and Outstanding	158	85,741
Net Asset Value per share	$ 8.36	$ 1.00

R-4: Net Assets	$ 1,719	$ 30,868	N/A
Shares Issued and Outstanding	208	30,906
Net Asset Value per share	$ 8.28	$ 1.00

R-5: Net Assets	$ 5,430	$ 158,425	N/A
Shares Issued and Outstanding	650	158,691
Net Asset Value per share	$ 8.36	$ 1.00

(a)	Effective June 13, 2008, MidCap Value Fund changed its name to MidCap Value Fund III.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

102